UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104511
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 41	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 811	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [C] (formerly known as The Best of America Exclusive Venue Annuity®)
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 63. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III

•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares
•	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Balanced Portfolio: Service Shares
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
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•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
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•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not invested in the Sub-Accounts may be allocated to the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the GTOs and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Interest Anniversary Rate – The compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
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Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (assessed as an annual percentage of Daily Net Assets)[4]
Variable Account Charge	1.60%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option	0.20% [5]
Total Variable Account Charges (including this option only)	1.80%
One-Month Enhanced Death Benefit Option (only available until state approval is received for the One-Month Enhanced Death Benefit II Option)	0.20%
Total Variable Account Charges (including this option only)	1.80%
Combination Enhanced Death Benefit III Option Charge (available beginning January 12, 2015, or the date of state approval (whichever is later))	0.65% [6]
Total Variable Account Charges (including this option only)	2.25%
Combination Enhanced Death Benefit II Option (only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later))	0.65% [7]
Total Variable Account Charges (including this option only)	2.25%
Combination Enhanced Death Benefit Option (no longer available for purchase)	0.30% [8]
Total Variable Account Charges (including this option only)	1.90%
Spousal Protection Annuity Option	0.20% [9]
Total Variable Account Charges (including this option only)	1.80%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.95%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option (no longer available for purchase)	0.50% [11]
Total Variable Account Charges (including this option only)	2.10%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.60%
Combination Enhanced Death Benefit III Option	0.65%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.30%

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee
10

[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Guaranteed Term Options.
[5]	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[6]	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
[7]	The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[8]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[9]	For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	2.93%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.30%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.93%)	$654	$1,932	$3,171	$6,106	*	$1,932	$3,171	$6,106	$654	$1,932	$3,171	$6,106
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$389	$1,179	$1,986	$4,086	*	$1,179	$1,986	$4,086	$389	$1,179	$1,986	$4,086
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based
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on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Variable Account Charge
Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.60% of the Daily Net Assets. The Variable Account Charge compensates Nationwide for expenses incurred in the day-to-day business of distributing, issuing, and maintaining annuity contracts. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Month Enhanced Death Benefit II Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
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•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets. This option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.
•	For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), the Combination Enhanced Death Benefit III Option is available for contracts with Annuitants age 70 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract. For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
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Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
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Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Amounts paid to Contract Owners under the contracts in excess of the Contract Value, such as amounts that may be paid under an elected death benefit option, are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
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The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. These obligations may include certain death benefits as described in this prospectus. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
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Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns
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for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and
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technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
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Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Variable Account Charge
Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.60% of the Daily Net Assets. The Variable Account Charge compensates Nationwide for expenses incurred in the day-to-day business of distributing, issuing, and maintaining annuity contracts. Nationwide may realize a profit from this charge.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge
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associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however,
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Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-104511).
The contract described in this prospectus is no longer available for purchase. For historical rate information, see Appendix D: Historical Rates and Percentages.
The following is an example of how the interest anniversary value will not exceed 200% of purchase payments. Assume a contract owner purchases a contract in 2015 for $100,000. In the year 2029, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$125,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$197,993
If the annuitant dies in 2029, the death benefit would be $197,993.
However if the annuitant dies the next year, the death benefit would be $200,000 instead of $207,893 (calculation: 105% x $197,993) since the interest anniversary value is limited to 200% of the initial purchase payment of $100,000.
Using the same assumptions in the example above, the following is an example of how a surrender would impact the death benefit calculation. In the year 2024, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$150,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$155,133
In 2024, the contract owner takes a partial surrender of $40,000. After the surrender, the highest Contract Anniversary Contract Value is $100,000 (calculation: $150,000 - $40,000/$120,000 x $150,000) and the interest anniversary value is $103,422 (calculation: $155,133 - $40,000/$120,000 x $155,133). After the date of the withdrawal, the interest anniversary value is limited to $133,333 (calculation: 200% x ($100,000 - $40,000/$120,000 x $100,000).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit II Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit II Option is an annualized rate of 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit II Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
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(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for purchase. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Annuity Option.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
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The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the GTOs will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
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Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
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The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is no longer available for election. For contracts that already elected the CPP Option, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. For the list of investment options available under this benefit, see Income Benefit Investment Options. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
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Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The investment options shown in Income Benefit Investment Options are the only investment options available while the CPP Option is elected.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the
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Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the Capital Preservation Plus Option. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics
. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	Custom Portfolio Asset Rebalancing Service - Aggressive
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Aggressive
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.95%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.60%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
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The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.95% will have a lower unit value than Sub-Account X with charges of 1.60% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
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If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the GTOs and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.60% to 3.30% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
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Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit transfers to the Fixed Account and to limit the number of transfers from the GTOs to the Sub-Accounts to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the GTO at any time. Nationwide reserves the right to limit transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the GTOs to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
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Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
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•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	any outstanding loan balance plus accrued interest
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
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(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
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How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
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Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
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Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
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Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the standard CPP Option may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the enhanced CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Option. Termination is effective on the date the termination request is received at the Service Center in good order.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (One-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-104511).
The contract described in this prospectus is no longer available for purchase. For historical rate information, see Appendix D: Historical Rates and Percentages.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	The interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit II Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit II Option is an annualized rate of 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit II Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for purchase. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
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(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the
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Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service is not available after annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
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Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
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Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.60% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
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•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
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(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
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Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-104511
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
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American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
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Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
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Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMRC and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
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Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
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Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
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Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
71

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
72

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
73

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
74

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
75

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
76

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental,social and governance (ESG) criteria.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
77

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
78

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Effective May 1, 2012 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
79

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.60%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 3.30%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.719340	11.595188	-8.84%	65,921
2017	11.306161	12.719340	12.50%	91,816
2016	11.115346	11.306161	1.72%	101,509
2015	11.444881	11.115346	-2.88%	114,023
2014	11.161427	11.444881	2.54%	117,717
2013	10.133644	11.161427	10.14%	90,399
2012*	10.000000	10.133644	1.34%	23,909
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	30.612974	28.359895	-7.36%	0
2017	26.231006	30.612974	16.71%	0
2016	23.999508	26.231006	9.30%	0
2015	24.046675	23.999508	-0.20%	0
2014	22.360320	24.046675	7.54%	0
2013	16.883353	22.360320	32.44%	0
2012	14.634801	16.883353	15.36%	0
2011	14.021132	14.634801	4.38%	0
2010	12.632195	14.021132	11.00%	0
2009	10.666981	12.632195	18.42%	342
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.643243	-23.57%	2,938
80

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	43.392711	36.164081	-16.66%	86,335
2017	39.075084	43.392711	11.05%	91,385
2016	31.819727	39.075084	22.80%	93,838
2015	34.289647	31.819727	-7.20%	96,305
2014	31.985756	34.289647	7.20%	100,680
2013	23.617220	31.985756	35.43%	84,555
2012	20.260226	23.617220	16.57%	41,193
2011	22.531759	20.260226	-10.08%	26,713
2010	18.088254	22.531759	24.57%	14,898
2009	12.885652	18.088254	40.38%	681
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.532451	12.939440	-4.38%	232,720
2017	13.264844	13.532451	2.02%	276,195
2016	12.913377	13.264844	2.72%	333,057
2015	13.455468	12.913377	-4.03%	301,707
2014	13.237451	13.455468	1.65%	298,546
2013	14.699118	13.237451	-9.94%	302,712
2012	13.911245	14.699118	5.66%	301,289
2011	12.650935	13.911245	9.96%	232,485
2010	12.230506	12.650935	3.44%	131,892
2009	11.277410	12.230506	8.45%	71,470
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	29.481945	26.920898	-8.69%	0
2017	24.904858	29.481945	18.38%	0
2016	22.357583	24.904858	11.39%	0
2015	24.158328	22.357583	-7.45%	0
2014	21.855950	24.158328	10.53%	0
2013	16.394036	21.855950	33.32%	270
2012	14.556701	16.394036	12.62%	270
2011	14.382022	14.556701	1.21%	270
2010	12.836504	14.382022	12.04%	503
2009	11.076518	12.836504	15.89%	503
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	29.537182	25.294799	-14.36%	216,444
2017	26.928079	29.537182	9.69%	245,755
2016	22.298890	26.928079	20.76%	254,144
2015	23.025180	22.298890	-3.15%	197,561
2014	20.130619	23.025180	14.38%	178,855
2013	15.748872	20.130619	27.82%	115,143
2012	13.770885	15.748872	14.36%	75,764
2011	14.113318	13.770885	-2.43%	49,896
2010	12.055015	14.113318	17.07%	35,846
2009	9.438220	12.055015	27.73%	20,200
81

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	14.108192	13.201646	-6.43%	444,969
2017	12.488108	14.108192	12.97%	450,577
2016	11.830070	12.488108	5.56%	478,561
2015	12.152643	11.830070	-2.65%	545,290
2014	12.001161	12.152643	1.26%	802,511
2013	10.114716	12.001161	18.65%	460,025
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.764030	10.284953	-4.45%	111,089
2017	10.215472	10.764030	5.37%	108,803
2016	9.201575	10.215472	11.02%	95,495
2015*	10.000000	9.201575	-7.98%	29,251
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.009780	9.777700	-2.32%	83,687
2017	9.856092	10.009780	1.56%	79,824
2016	9.775523	9.856092	0.82%	111,038
2015*	10.000000	9.775523	-2.24%	28,154
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.761318	11.624806	-8.91%	254,891
2017	11.132423	12.761318	14.63%	254,905
2016	9.747542	11.132423	14.21%	246,803
2015*	10.000000	9.747542	-2.52%	81,054
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.785902	15.264116	-9.07%	1,104,616
2017	15.001598	16.785902	11.89%	1,280,949
2016	14.686033	15.001598	2.15%	1,443,598
2015	15.075762	14.686033	-2.59%	1,629,612
2014	15.030474	15.075762	0.30%	1,599,252
2013	13.350274	15.030474	12.59%	1,392,980
2012	12.338136	13.350274	8.20%	775,995
2011	13.012002	12.338136	-5.18%	479,540
2010	12.047512	13.012002	8.01%	176,265
2009*	10.000000	12.047512	20.48%	38,313
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.186724	9.622050	-5.54%	2,705
2017*	10.000000	10.186724	1.87%	2,705
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.568660	13.539790	-18.28%	134,212
2017	15.065852	16.568660	9.97%	161,244
2016	11.679458	15.065852	28.99%	249,637
2015	12.689419	11.679458	-7.96%	119,109
2014	12.209756	12.689419	3.93%	108,819
2013*	10.000000	12.209756	22.10%	43,889
82

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.378083	11.098105	-17.04%	53,067
2017	11.817555	13.378083	13.21%	60,101
2016	10.424458	11.817555	13.36%	66,673
2015	10.867426	10.424458	-4.08%	70,081
2014*	10.000000	10.867426	8.67%	44,756
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	44.520294	39.872248	-10.44%	30,993
2017	40.249806	44.520294	10.61%	32,307
2016	32.532659	40.249806	23.72%	35,722
2015	33.850236	32.532659	-3.89%	36,482
2014	32.724659	33.850236	3.44%	49,015
2013	23.633971	32.724659	38.46%	57,498
2012	20.752350	23.633971	13.89%	52,955
2011	20.971090	20.752350	-1.04%	31,604
2010	16.937364	20.971090	23.82%	27,278
2009	13.767326	16.937364	23.03%	9,209
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	31.842237	29.808965	-6.39%	71,449
2017	26.695664	31.842237	19.28%	83,360
2016	24.343383	26.695664	9.66%	97,855
2015	24.526219	24.343383	-0.75%	138,418
2014	22.037215	24.526219	11.29%	158,998
2013	17.004166	22.037215	29.60%	201,997
2012	14.965480	17.004166	13.62%	173,926
2011	14.965816	14.965480	0.00%	109,789
2010	13.278689	14.965816	12.71%	95,173
2009	10.706193	13.278689	24.03%	60,741
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	28.053225	25.641326	-8.60%	118,579
2017	22.445563	28.053225	24.98%	141,808
2016	21.191790	22.445563	5.92%	168,097
2015	22.137140	21.191790	-4.27%	194,219
2014	20.864105	22.137140	6.10%	190,796
2013	17.548607	20.864105	18.89%	169,808
2012	16.193027	17.548607	8.37%	110,702
2011	15.133209	16.193027	7.00%	66,208
2010	13.367954	15.133209	13.21%	22,747
2009	11.114634	13.367954	20.27%	5,747
83

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	26.597889	21.122224	-20.59%	0
2017	21.732626	26.597889	22.39%	0
2016	18.910150	21.732626	14.93%	0
2015	19.714926	18.910150	-4.08%	0
2014	19.774186	19.714926	-0.30%	0
2013	13.558002	19.774186	45.85%	0
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
2010	10.526805	13.550665	28.73%	0
2009	8.506413	10.526805	23.75%	176
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.575550	10.396486	-1.69%	436,565
2017	10.389390	10.575550	1.79%	321,098
2016	9.690925	10.389390	7.21%	263,540
2015	9.947197	9.690925	-2.58%	260,666
2014	10.051420	9.947197	-1.04%	111,297
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.044102	-9.56%	5,381
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.943436	13.611641	-2.38%	15,801
2017	13.657464	13.943436	2.09%	18,101
2016	13.405476	13.657464	1.88%	18,058
2015	13.683583	13.405476	-2.03%	19,936
2014	13.434163	13.683583	1.86%	24,142
2013	13.550919	13.434163	-0.86%	21,868
2012	12.583144	13.550919	7.69%	24,043
2011	12.537641	12.583144	0.36%	24,272
2010	11.766909	12.537641	6.55%	29,178
2009	9.952237	11.766909	18.23%	23,947
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.228260	-17.72%	18,703
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.893833	15.913660	-5.80%	108,071
2017	15.220049	16.893833	11.00%	134,001
2016	14.698109	15.220049	3.55%	103,295
2015	15.016756	14.698109	-2.12%	88,254
2014	14.644250	15.016756	2.54%	95,966
2013	13.147371	14.644250	11.39%	92,488
2012	11.974613	13.147371	9.79%	66,730
2011	12.221123	11.974613	-2.02%	65,395
2010	11.035277	12.221123	10.75%	29,775
2009	9.047398	11.035277	21.97%	43,308
84

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.165334	16.786744	-7.59%	220,982
2017	15.877997	18.165334	14.41%	253,555
2016	15.250512	15.877997	4.11%	263,553
2015	15.569968	15.250512	-2.05%	297,571
2014	15.127960	15.569968	2.92%	279,436
2013	13.295195	15.127960	13.79%	228,686
2012	11.949934	13.295195	11.26%	120,356
2011	12.296505	11.949934	-2.82%	111,229
2010	10.930159	12.296505	12.50%	69,479
2009	8.641028	10.930159	26.49%	62,256
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.771228	17.886230	-9.53%	85,552
2017	16.646835	19.771228	18.77%	88,548
2016	15.903114	16.646835	4.68%	120,577
2015	16.247758	15.903114	-2.12%	130,153
2014	15.764209	16.247758	3.07%	103,985
2013	13.195500	15.764209	19.47%	85,083
2012	11.642957	13.195500	13.33%	32,077
2011	12.176394	11.642957	-4.38%	9,334
2010	10.677541	12.176394	14.04%	10,813
2009	8.272037	10.677541	29.08%	10,916
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.899783	11.188353	-5.98%	279,686
2017	10.414297	11.899783	14.26%	212,964
2016*	10.000000	10.414297	4.14%	166,101
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.594959	12.283797	-25.98%	138,713
2017	17.345422	16.594959	-4.33%	139,312
2016	13.202890	17.345422	31.38%	174,482
2015	16.931087	13.202890	-22.02%	171,702
2014	19.724711	16.931087	-14.16%	161,585
2013	16.146646	19.724711	22.16%	99,290
2012	15.668033	16.146646	3.05%	54,374
2011	16.795613	15.668033	-6.71%	40,911
2010	14.324389	16.795613	17.25%	30,893
2009	9.864477	14.324389	45.21%	10,880
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	27.599393	24.836916	-10.01%	357,422
2017	24.897295	27.599393	10.85%	417,896
2016	21.494481	24.897295	15.83%	485,732
2015	22.810831	21.494481	-5.77%	479,426
2014	21.369676	22.810831	6.74%	430,002
2013	16.989318	21.369676	25.78%	353,272
2012	14.750481	16.989318	15.18%	235,970
2011	14.892313	14.750481	-0.95%	111,020
2010	13.169727	14.892313	13.08%	81,159
2009	10.304503	13.169727	27.81%	48,922
85

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.897537	11.523465	-10.65%	91,947
2017	11.239547	12.897537	14.75%	102,291
2016*	10.000000	11.239547	12.40%	91,263
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	33.885479	33.196141	-2.03%	387,560
2017	25.541897	33.885479	32.67%	435,534
2016	25.814111	25.541897	-1.05%	430,499
2015	24.539551	25.814111	5.19%	481,411
2014	22.464534	24.539551	9.24%	367,380
2013	16.786436	22.464534	33.83%	224,077
2012	14.912234	16.786436	12.57%	79,958
2011	15.159132	14.912234	-1.63%	47,123
2010	12.437567	15.159132	21.88%	11,831
2009	9.877541	12.437567	25.92%	5,323
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.272149	13.932018	-2.38%	396,367
2017	13.946824	14.272149	2.33%	419,969
2016	13.565521	13.946824	2.81%	474,255
2015	13.904259	13.565521	-2.44%	415,255
2014	13.378745	13.904259	3.93%	312,458
2013	13.883368	13.378745	-3.63%	262,128
2012	13.360935	13.883368	3.91%	283,272
2011	12.685157	13.360935	5.33%	177,538
2010	11.986646	12.685157	5.83%	138,697
2009	10.549582	11.986646	13.62%	55,561
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	46.189551	38.732590	-16.14%	174,398
2017	38.941045	46.189551	18.61%	192,362
2016	35.356804	38.941045	10.14%	224,923
2015	36.526674	35.356804	-3.20%	217,513
2014	35.008988	36.526674	4.34%	184,648
2013	26.185373	35.008988	33.70%	158,980
2012	23.229340	26.185373	12.73%	102,523
2011	26.480213	23.229340	-12.28%	81,002
2010	20.930292	26.480213	26.52%	58,510
2009	15.220205	20.930292	37.52%	39,314
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	26.385846	22.052184	-16.42%	61,877
2017	20.627731	26.385846	27.91%	66,739
2016	22.128001	20.627731	-6.78%	69,805
2015	21.770183	22.128001	1.64%	77,348
2014	24.125915	21.770183	-9.76%	0
2013	18.835879	24.125915	28.08%	0
2012	15.902216	18.835879	18.45%	0
2011	19.550492	15.902216	-18.66%	0
2010	17.609024	19.550492	11.03%	0
2009	14.177893	17.609024	24.20%	0
86

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.268895	11.292246	-7.96%	22,866
2017	12.014684	12.268895	2.12%	1,499
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	36.944188	29.989021	-18.83%	0
2017	31.526215	36.944188	17.19%	0
2016	29.318976	31.526215	7.53%	0
2015	30.777689	29.318976	-4.74%	0
2014	29.365563	30.777689	4.81%	0
2013	22.923545	29.365563	28.10%	4,005
2012	18.334851	22.923545	25.03%	4,005
2011	20.483684	18.334851	-10.49%	4,005
2010	16.476816	20.483684	24.32%	4,005
2009	10.655087	16.476816	54.64%	4,150
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.053517	12.493206	-11.10%	509,408
2017	12.753651	14.053517	10.19%	641,090
2016	11.451128	12.753651	11.37%	702,057
2015	12.408313	11.451128	-7.71%	717,119
2014	12.260892	12.408313	1.20%	695,993
2013	10.067148	12.260892	21.79%	461,172
2012	8.871033	10.067148	13.48%	214,192
2011	9.156174	8.871033	-3.11%	119,552
2010	8.439583	9.156174	8.49%	42,121
2009	6.584786	8.439583	28.17%	221,525
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.559143	15.591485	-5.84%	913,389
2017	15.343425	16.559143	7.92%	1,079,956
2016	13.674555	15.343425	12.20%	1,191,687
2015	14.951683	13.674555	-8.54%	1,368,083
2014	14.524375	14.951683	2.94%	1,210,904
2013	12.954481	14.524375	12.12%	876,671
2012	11.686925	12.954481	10.85%	584,690
2011	11.599971	11.686925	0.75%	286,554
2010	10.462580	11.599971	10.87%	146,348
2009	7.841436	10.462580	33.43%	94,111
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	31.999186	29.886519	-6.60%	8,176
2017	26.972662	31.999186	18.64%	9,396
2016	23.620681	26.972662	14.19%	9,767
2015	24.913618	23.620681	-5.19%	10,102
2014	23.287348	24.913618	6.98%	12,652
2013	18.248147	23.287348	27.61%	14,685
2012	16.564188	18.248147	10.17%	14,812
2011	15.880295	16.564188	4.31%	15,460
2010	13.376801	15.880295	18.72%	15,978
2009	11.584978	13.376801	15.47%	21,856
87

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	40.774303	34.952242	-14.28%	46,336
2017	37.446660	40.774303	8.89%	53,137
2016	29.229900	37.446660	28.11%	59,542
2015	32.074607	29.229900	-8.87%	64,443
2014	32.411142	32.074607	-1.04%	69,756
2013	24.176676	32.411142	34.06%	73,433
2012	20.754378	24.176676	16.49%	72,987
2011	21.915273	20.754378	-5.30%	37,226
2010	17.369292	21.915273	26.17%	31,769
2009	13.666982	17.369292	27.09%	31,407
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.782998	9.762143	-17.15%	8,962
2017	8.527895	11.782998	38.17%	10,881
2016	7.379098	8.527895	15.57%	8,648
2015	9.327694	7.379098	-20.89%	12,859
2014*	10.000000	9.327694	-6.72%	13,404
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	24.029533	19.991864	-16.80%	11,689
2017	20.925913	24.029533	14.83%	12,734
2016	19.841566	20.925913	5.47%	12,247
2015	21.564395	19.841566	-7.99%	13,693
2014	24.660268	21.564395	-12.55%	14,259
2013	20.379728	24.660268	21.00%	7,769
2012	17.517842	20.379728	16.34%	7,769
2011	19.920770	17.517842	-12.06%	7,769
2010	18.674542	19.920770	6.67%	7,769
2009	13.848383	18.674542	34.85%	8,028
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.331401	9.359189	0.30%	785,590
2017	9.303556	9.331401	0.30%	967,731
2016	9.184531	9.303556	1.30%	1,106,656
2015	9.753773	9.184531	-5.84%	1,264,424
2014	9.733945	9.753773	0.20%	1,186,355
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.350519	11.624926	-5.88%	45,272
2017	11.095906	12.350519	11.31%	67,171
2016	10.807077	11.095906	2.67%	62,849
2015	11.661174	10.807077	-7.32%	59,664
2014	11.400965	11.661174	2.28%	53,925
2013	10.202217	11.400965	11.75%	50,976
2012*	10.000000	10.202217	2.02%	6,516
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.386658	-6.13%	0
88

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.196385	9.523250	-6.60%	85,915
2017	9.994467	10.196385	2.02%	96,314
2016	10.205891	9.994467	-2.07%	102,414
2015	10.183564	10.205891	0.22%	111,211
2014	9.888395	10.183564	2.99%	78,272
2013*	10.000000	9.888395	-1.12%	40,402
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.229719	17.238590	-5.44%	432
2017	14.583656	18.229719	25.00%	432
2016	14.527137	14.583656	0.39%	432
2015	14.093885	14.527137	3.07%	2,423
2014	13.241411	14.093885	6.44%	2,634
2013	9.625937	13.241411	37.56%	3,560
2012*	10.000000	9.625937	-3.74%	3,560
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.238779	13.254346	-13.02%	25,949
2017	13.506692	15.238779	12.82%	29,310
2016	12.129177	13.506692	11.36%	33,704
2015	12.877667	12.129177	-5.81%	42,107
2014	12.563216	12.877667	2.50%	53,545
2013	9.938515	12.563216	26.41%	31,501
2012*	10.000000	9.938515	-0.61%	12,498
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.375220	15.165260	-7.39%	7,711
2017	13.624054	16.375220	20.19%	8,114
2016	13.766181	13.624054	-1.03%	9,161
2015	13.845782	13.766181	-0.57%	14,831
2014	13.065937	13.845782	5.97%	17,618
2013	9.720326	13.065937	34.42%	22,315
2012*	10.000000	9.720326	-2.80%	21,442
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.657141	14.567317	-6.96%	911,560
2017	13.452753	15.657141	16.39%	1,099,733
2016	14.031260	13.452753	-4.12%	1,310,560
2015	15.558006	14.031260	-9.81%	1,624,062
2014	16.689770	15.558006	-6.78%	1,692,174
2013	13.554536	16.689770	23.13%	1,420,979
2012	11.558890	13.554536	17.27%	792,795
2011	12.658677	11.558890	-8.69%	403,241
2010	11.837444	12.658677	6.94%	137,345
2009*	10.000000	11.837444	18.37%	19,290
89

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.994093	12.514667	-3.69%	785,679
2017	12.378099	12.994093	4.98%	918,304
2016	10.826354	12.378099	14.33%	994,324
2015	11.767901	10.826354	-8.00%	914,354
2014	11.735716	11.767901	0.27%	938,436
2013	10.793279	11.735716	8.73%	856,237
2012*	10.000000	10.793279	7.93%	144,563
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.484926	16.210228	-1.67%	330,148
2017	13.201472	16.484926	24.87%	384,294
2016	12.642371	13.201472	4.42%	438,157
2015	13.636142	12.642371	-7.29%	438,534
2014	12.846881	13.636142	6.14%	395,294
2013	10.047642	12.846881	27.86%	293,284
2012*	10.000000	10.047642	0.48%	35,639
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	27.429486	27.104621	-1.18%	7,099
2017	23.595162	27.429486	16.25%	7,099
2016	22.984024	23.595162	2.66%	7,380
2015	23.262259	22.984024	-1.20%	7,380
2014	21.841141	23.262259	6.51%	7,380
2013	18.527280	21.841141	17.89%	5,005
2012	16.607932	18.527280	11.56%	5,252
2011	16.651767	16.607932	-0.26%	5,041
2010	15.651559	16.651767	6.39%	8,983
2009	12.665775	15.651559	23.57%	13,651
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.991251	9.704064	-2.87%	153,111
2017	9.823881	9.991251	1.70%	143,561
2016	9.766197	9.823881	0.59%	200,715
2015*	10.000000	9.766197	-2.34%	56,846
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	41.347993	41.381961	0.08%	57,006
2017	32.322657	41.347993	27.92%	73,095
2016	32.220910	32.322657	0.32%	87,372
2015	29.252806	32.220910	10.15%	101,510
2014	27.407642	29.252806	6.73%	108,661
2013	21.280441	27.407642	28.79%	132,917
2012	17.461218	21.280441	21.87%	105,940
2011	19.068241	17.461218	-8.43%	69,615
2010	18.198945	19.068241	4.78%	55,373
2009	12.666338	18.198945	43.68%	20,596
90

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.440473	23.272979	-0.71%	223,847
2017	16.437551	23.440473	42.60%	230,028
2016	14.671792	16.437551	12.04%	254,013
2015	14.248429	14.671792	2.97%	196,966
2014	13.242263	14.248429	7.60%	161,260
2013	9.939732	13.242263	33.23%	124,248
2012*	10.000000	9.939732	-0.60%	36,774
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	30.894428	25.796094	-16.50%	49,457
2017	24.001567	30.894428	28.72%	54,168
2016	26.144451	24.001567	-8.20%	60,952
2015	29.134916	26.144451	-10.26%	62,108
2014	33.685224	29.134916	-13.51%	62,034
2013	29.954850	33.685224	12.45%	48,405
2012	26.897782	29.954850	11.37%	42,824
2011	40.399054	26.897782	-33.42%	0
2010	32.839634	40.399054	23.02%	0
2009	18.636894	32.839634	76.21%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.840110	8.686430	-19.87%	221,883
2017	8.617781	10.840110	25.79%	237,068
2016	7.250773	8.617781	18.85%	132,581
2015	9.217400	7.250773	-21.34%	146,936
2014	9.822798	9.217400	-6.16%	63,352
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.173897	9.907472	-2.62%	36,744
2017	9.954253	10.173897	2.21%	40,009
2016*	10.000000	9.954253	-0.46%	34,441
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.546432	16.000598	-3.30%	78,945
2017	13.309889	16.546432	24.32%	86,016
2016	12.431862	13.309889	7.06%	86,420
2015	12.911061	12.431862	-3.71%	85,608
2014	14.184069	12.911061	-8.97%	85,853
2013	10.207292	14.184069	38.96%	58,837
2012*	10.000000	10.207292	2.07%	10,765
91

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	34.600307	30.517694	-11.80%	260,850
2017	29.963096	34.600307	15.48%	290,810
2016	26.762192	29.963096	11.96%	320,643
2015	27.453783	26.762192	-2.52%	272,805
2014	25.317220	27.453783	8.44%	259,233
2013	18.974532	25.317220	33.43%	226,801
2012	16.640806	18.974532	14.02%	128,728
2011	16.990082	16.640806	-2.06%	87,404
2010	15.524850	16.990082	9.44%	53,839
2009	12.884544	15.524850	20.49%	18,696
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.723043	17.518591	-11.18%	510,245
2017	15.804161	19.723043	24.80%	564,389
2016	15.466300	15.804161	2.18%	590,989
2015	14.783438	15.466300	4.62%	527,340
2014	14.855551	14.783438	-0.49%	432,203
2013	11.828295	14.855551	25.59%	321,458
2012	10.369104	11.828295	14.07%	149,013
2011	10.728047	10.369104	-3.35%	72,016
2010*	10.000000	10.728047	7.28%	38,125
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.757122	12.624147	-1.04%	6,121
2017	10.120059	12.757122	26.06%	7,734
2016	9.716533	10.120059	4.15%	20,007
2015*	10.000000	9.716533	-2.83%	5,227
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.611808	13.270872	-2.50%	13,591
2017	13.062532	13.611808	4.20%	12,192
2016	12.539528	13.062532	4.17%	12,427
2015	12.850372	12.539528	-2.42%	12,427
2014	12.140796	12.850372	5.84%	12,427
2013	12.410211	12.140796	-2.17%	12,474
2012	11.550641	12.410211	7.44%	12,505
2011	11.136196	11.550641	3.72%	17,620
2010	10.590879	11.136196	5.15%	17,620
2009	9.840028	10.590879	7.63%	12,505
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	25.103085	22.959239	-8.54%	0
2017	23.278754	25.103085	7.84%	0
2016	21.392712	23.278754	8.82%	0
2015	21.999148	21.392712	-2.76%	0
2014	21.728819	21.999148	1.24%	0
2013	24.201356	21.728819	-10.22%	0
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
2010	18.371286	19.838457	7.99%	0
2009	14.348989	18.371286	28.03%	0
92

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.285437	9.321553	-9.37%	54,220
2017	9.287187	10.285437	10.75%	91,179
2016	8.209095	9.287187	13.13%	96,628
2015*	10.000000	8.209095	-17.91%	4,198
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.162658	17.500316	-8.67%	18,778
2017	16.570403	19.162658	15.64%	26,965
2016	15.169788	16.570403	9.23%	29,208
2015	16.606704	15.169788	-8.65%	31,976
2014	17.232436	16.606704	-3.63%	40,589
2013	13.275050	17.232436	29.81%	42,628
2012	11.002007	13.275050	20.66%	28,561
2011	11.283324	11.002007	-2.49%	10,130
2010*	10.000000	11.283324	12.83%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.312786	23.437557	-10.93%	116,012
2017	24.658730	26.312786	6.71%	135,495
2016	20.845233	24.658730	18.29%	140,170
2015	22.168908	20.845233	-5.97%	124,520
2014	19.946708	22.168908	11.14%	101,174
2013	15.394976	19.946708	29.57%	85,352
2012	13.671001	15.394976	12.61%	46,492
2011	13.825581	13.671001	-1.12%	36,336
2010	12.417195	13.825581	11.34%	40,959
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.365896	16.235731	-6.51%	2,848,910
2017	15.240492	17.365896	13.95%	3,023,316
2016	14.208866	15.240492	7.26%	3,361,390
2015	14.299178	14.208866	-0.63%	3,187,534
2014	13.840957	14.299178	3.31%	2,645,631
2013	11.409307	13.840957	21.31%	2,099,113
2012	10.020388	11.409307	13.86%	1,044,024
2011	10.089236	10.020388	-0.68%	564,928
2010	9.153218	10.089236	10.23%	228,166
2009	7.537242	9.153218	21.44%	108,610
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.557677	11.249684	-2.66%	355,198
2017	11.379622	11.557677	1.56%	412,136
2016	11.265560	11.379622	1.01%	433,058
2015	11.475254	11.265560	-1.83%	417,289
2014	11.108794	11.475254	3.30%	324,246
2013	11.587676	11.108794	-4.13%	242,208
2012	11.219328	11.587676	3.28%	207,392
2011	10.783999	11.219328	4.04%	165,370
2010	10.339936	10.783999	4.29%	143,013
2009	9.369657	10.339936	10.36%	81,046
93

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.146206	17.954280	-10.88%	642,156
2017	15.632004	20.146206	28.88%	724,571
2016	15.855794	15.632004	-1.41%	784,024
2015	15.124041	15.855794	4.84%	831,180
2014	15.092915	15.124041	0.21%	731,635
2013	11.923253	15.092915	26.58%	481,751
2012	9.925368	11.923253	20.13%	227,774
2011	11.121844	9.925368	-10.76%	131,510
2010	10.154988	11.121844	9.52%	102,347
2009	7.288016	10.154988	39.34%	57,143
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.442305	19.981370	-2.25%	1,043,685
2017	16.255186	20.442305	25.76%	1,128,133
2016	15.145964	16.255186	7.32%	1,314,518
2015	14.462710	15.145964	4.72%	1,348,486
2014	13.600737	14.462710	6.34%	1,176,024
2013	10.664096	13.600737	27.54%	940,431
2012	9.231445	10.664096	15.52%	520,767
2011	9.842687	9.231445	-6.21%	378,911
2010	8.462921	9.842687	16.30%	310,637
2009	6.197142	8.462921	36.56%	184,951
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.183320	16.537434	-3.76%	1,452,558
2017	14.321589	17.183320	19.98%	1,590,167
2016	13.101235	14.321589	9.31%	1,780,798
2015	13.171150	13.101235	-0.53%	1,742,880
2014	12.143349	13.171150	8.46%	1,494,435
2013	9.280938	12.143349	30.84%	1,020,785
2012	8.057376	9.280938	15.19%	437,132
2011	8.375360	8.057376	-3.80%	374,966
2010	7.669690	8.375360	9.20%	245,234
2009	5.964017	7.669690	28.60%	107,939
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	16.149269	15.516866	-3.92%	300,061
2017	15.433929	16.149269	4.63%	319,760
2016	14.435943	15.433929	6.91%	321,976
2015	15.107336	14.435943	-4.44%	258,306
2014	14.779017	15.107336	2.22%	302,066
2013	15.190129	14.779017	-2.71%	206,558
2012	13.753001	15.190129	10.45%	144,795
2011	13.241444	13.753001	3.86%	70,498
2010	12.168368	13.241444	8.82%	24,077
2009	9.942246	12.168368	22.39%	16,496
94

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	30.382996	27.664008	-8.95%	109,474
2017	26.235044	30.382996	15.81%	129,321
2016	22.675525	26.235044	15.70%	134,733
2015	24.650395	22.675525	-8.01%	142,835
2014	22.998312	24.650395	7.18%	155,415
2013	17.274269	22.998312	33.14%	109,686
2012	14.856263	17.274269	16.28%	60,490
2011	15.492312	14.856263	-4.11%	59,915
2010	13.637622	15.492312	13.60%	24,206
2009	10.804956	13.637622	26.22%	14,101
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.942366	9.854292	-9.94%	26,428
2017	9.389012	10.942366	16.54%	38,065
2016	9.265636	9.389012	1.33%	45,220
2015*	10.000000	9.265636	-7.34%	21,970
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.074180	0.74%	22,594
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.551714	21.523458	-4.56%	225,466
2017	21.466863	22.551714	5.05%	237,058
2016	19.109692	21.466863	12.33%	289,899
2015	19.940363	19.109692	-4.17%	175,852
2014	19.760630	19.940363	0.91%	192,842
2013	18.755489	19.760630	5.36%	2,154
2012	16.639082	18.755489	12.72%	2,337
2011	16.287204	16.639082	2.16%	2,352
2010	14.627741	16.287204	11.34%	2,367
2009	10.181901	14.627741	43.66%	3,072
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.200381	16.076167	-6.54%	38,463
2017	14.010264	17.200381	22.77%	79,156
2016	12.539184	14.010264	11.73%	44,904
2015	12.896912	12.539184	-2.77%	44,642
2014	12.299836	12.896912	4.85%	53,562
2013	8.708625	12.299836	41.24%	73,005
2012	7.575239	8.708625	14.96%	40,751
2011	8.713869	7.575239	-13.07%	14,849
2010	7.674674	8.713869	13.54%	9,090
2009	5.098914	7.674674	50.52%	2,871
95

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.354401	16.998106	-7.39%	40,664
2017	15.758195	18.354401	16.48%	55,889
2016	14.543528	15.758195	8.35%	60,774
2015	14.842112	14.543528	-2.01%	58,166
2014	13.648971	14.842112	8.74%	50,943
2013	10.011241	13.648971	36.34%	48,874
2012	9.134578	10.011241	9.60%	14,265
2011	9.596199	9.134578	-4.81%	21,496
2010	7.892510	9.596199	21.59%	2,692
2009	6.110181	7.892510	29.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.293500	13.430483	-12.18%	82,940
2017	12.972949	15.293500	17.89%	105,175
2016	12.165795	12.972949	6.63%	114,920
2015	12.584344	12.165795	-3.33%	159,882
2014	12.238624	12.584344	2.82%	177,890
2013	9.606118	12.238624	27.40%	175,174
2012	8.404994	9.606118	14.29%	111,485
2011	9.123333	8.404994	-7.87%	95,453
2010	8.065347	9.123333	13.12%	38,645
2009	6.344226	8.065347	27.13%	15,953
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.939075	12.859878	-7.74%	742,351
2017	12.641582	13.939075	10.26%	812,468
2016	12.107042	12.641582	4.42%	821,734
2015	12.435649	12.107042	-2.64%	1,002,066
2014	12.117125	12.435649	2.63%	914,543
2013	10.739944	12.117125	12.82%	894,419
2012	9.827937	10.739944	9.28%	597,069
2011	10.123577	9.827937	-2.92%	402,861
2010	9.318454	10.123577	8.64%	84,945
2009	7.903416	9.318454	17.90%	43,844
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.808819	13.381603	-9.64%	352,641
2017	12.994971	14.808819	13.96%	478,452
2016	12.304774	12.994971	5.61%	501,681
2015	12.673240	12.304774	-2.91%	534,062
2014	12.301449	12.673240	3.02%	423,940
2013	10.310816	12.301449	19.31%	292,125
2012	9.220877	10.310816	11.82%	216,139
2011	9.705119	9.220877	-4.99%	97,942
2010	8.775630	9.705119	10.59%	27,531
2009	7.182694	8.775630	22.18%	8,312
96

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.338275	11.823523	-4.17%	482,590
2017	11.788755	12.338275	4.66%	625,248
2016	11.451654	11.788755	2.94%	690,411
2015	11.723899	11.451654	-2.32%	697,178
2014	11.529829	11.723899	1.68%	621,087
2013	11.166474	11.529829	3.25%	512,746
2012	10.556847	11.166474	5.77%	358,391
2011	10.578841	10.556847	-0.21%	234,395
2010	10.066259	10.578841	5.09%	53,796
2009	9.051407	10.066259	11.21%	49,318
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.009977	10.988105	-8.51%	190,958
2017	10.634430	12.009977	12.93%	238,017
2016	10.237978	10.634430	3.87%	250,295
2015	10.871267	10.237978	-5.83%	282,389
2014	10.803853	10.871267	0.62%	258,518
2013*	10.000000	10.803853	8.04%	138,568
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.333131	11.276391	-8.57%	154,468
2017	10.640101	12.333131	15.91%	199,497
2016	10.180195	10.640101	4.52%	299,752
2015	10.876137	10.180195	-6.40%	474,499
2014	10.942101	10.876137	-0.60%	500,056
2013*	10.000000	10.942101	9.42%	127,512
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.412127	13.175352	-8.58%	1,729,512
2017	12.850669	14.412127	12.15%	1,868,355
2016	12.234537	12.850669	5.04%	2,027,146
2015	12.567429	12.234537	-2.65%	2,073,679
2014	12.213602	12.567429	2.90%	1,968,550
2013	10.536222	12.213602	15.92%	1,464,050
2012	9.529175	10.536222	10.57%	583,140
2011	9.915082	9.529175	-3.89%	341,648
2010	9.047478	9.915082	9.59%	114,189
2009	7.539794	9.047478	20.00%	118,184
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.026958	13.380078	-10.96%	228,389
2017	12.933574	15.026958	16.19%	339,724
2016	12.215941	12.933574	5.87%	443,384
2015	12.604625	12.215941	-3.08%	460,881
2014	12.250727	12.604625	2.89%	462,838
2013	10.017858	12.250727	22.29%	438,854
2012	8.885150	10.017858	12.75%	282,608
2011	9.471826	8.885150	-6.19%	126,619
2010	8.494974	9.471826	11.50%	42,434
2009	6.820361	8.494974	24.55%	6,131
97

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.459795	12.612433	-6.30%	362,726
2017	12.447526	13.459795	8.13%	408,392
2016	11.933614	12.447526	4.31%	567,759
2015	12.258239	11.933614	-2.65%	601,098
2014	11.968960	12.258239	2.42%	504,601
2013	10.934659	11.968960	9.46%	409,361
2012	10.098600	10.934659	8.28%	344,349
2011	10.290272	10.098600	-1.86%	228,284
2010	9.591116	10.290272	7.29%	182,038
2009	8.282650	9.591116	15.80%	6,893
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.489403	12.203948	-2.29%	222,962
2017	12.182745	12.489403	2.52%	246,714
2016	11.790163	12.182745	3.33%	254,650
2015	12.088315	11.790163	-2.47%	255,065
2014	11.735766	12.088315	3.00%	246,569
2013	12.185985	11.735766	-3.69%	121,078
2012	11.522414	12.185985	5.76%	78,265
2011	11.021687	11.522414	4.54%	57,005
2010	10.489872	11.021687	5.07%	16,878
2009	9.817027	10.489872	6.85%	3,573
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.314864	12.910242	-3.04%	124,213
2017	13.039576	13.314864	2.11%	138,045
2016	12.823240	13.039576	1.69%	152,530
2015	13.099503	12.823240	-2.11%	135,870
2014	12.692890	13.099503	3.20%	92,460
2013	13.169096	12.692890	-3.62%	60,387
2012	12.494405	13.169096	5.40%	64,553
2011	11.972943	12.494405	4.36%	56,728
2010	11.254404	11.972943	6.38%	13,013
2009	9.822838	11.254404	14.57%	1,625
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.914994	12.296561	-11.63%	43,737
2017	11.995258	13.914994	16.00%	53,409
2016	10.943577	11.995258	9.61%	19,037
2015	11.484322	10.943577	-4.71%	14,301
2014	11.316983	11.484322	1.48%	12,555
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.923400	11.721323	-9.30%	197,552
2017	11.537110	12.923400	12.02%	194,112
2016	10.778967	11.537110	7.03%	203,405
2015	11.150671	10.778967	-3.33%	210,121
2014	11.125179	11.150671	0.23%	121,878
98

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.928376	28.024381	-3.12%	191,256
2017	23.135026	28.928376	25.04%	278,744
2016	22.753747	23.135026	1.68%	285,989
2015	22.059889	22.753747	3.15%	143,292
2014	20.650430	22.059889	6.83%	106,350
2013	15.398590	20.650430	34.11%	93,813
2012	13.215069	15.398590	16.52%	91,478
2011	13.773149	13.215069	-4.05%	70,492
2010	12.898447	13.773149	6.78%	62,408
2009*	10.000000	12.898447	28.98%	897
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	36.396705	29.488429	-18.98%	70,636
2017	26.190423	36.396705	38.97%	78,440
2016	24.763164	26.190423	5.76%	95,541
2015	30.042910	24.763164	-17.57%	116,698
2014	32.387391	30.042910	-7.24%	130,036
2013	32.773461	32.387391	-1.18%	0
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
2010	32.771708	37.379243	14.06%	0
2009	20.421084	32.771708	60.48%	142
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.512368	12.305168	-1.66%	194,095
2017	12.455646	12.512368	0.46%	298,813
2016	12.564431	12.455646	-0.87%	354,461
2015	12.782639	12.564431	-1.71%	180,839
2014	12.422870	12.782639	2.90%	159,614
2013	13.158533	12.422870	-5.59%	167,579
2012	12.976355	13.158533	1.40%	292,097
2011	12.294754	12.976355	5.54%	203,828
2010	11.924444	12.294754	3.11%	94,637
2009	11.801052	11.924444	1.05%	72,182
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.190385	9.168296	-0.24%	1,735,441
2017	9.300210	9.190385	-1.18%	1,616,169
2016	9.450299	9.300210	-1.59%	2,014,025
2015	9.603961	9.450299	-1.60%	2,074,925
2014	9.760122	9.603961	-1.60%	2,108,495
2013	9.918820	9.760122	-1.60%	1,654,401
2012	10.080544	9.918820	-1.60%	1,035,003
2011	10.243993	10.080544	-1.60%	639,864
2010	10.410549	10.243993	-1.60%	517,055
2009	10.575386	10.410549	-1.56%	264,461
99

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.327891	8.657511	-16.17%	134,752
2017	8.259168	10.327891	25.05%	176,354
2016	8.340239	8.259168	-0.97%	175,512
2015	8.757950	8.340239	-4.77%	154,555
2014	8.964887	8.757950	-2.31%	109,102
2013	7.749583	8.964887	15.68%	89,644
2012	6.835126	7.749583	13.38%	67,568
2011	7.717855	6.835126	-11.44%	88,964
2010	6.940738	7.717855	11.20%	19,607
2009	5.448853	6.940738	27.38%	21,140
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.268607	9.521015	-15.51%	157,297
2017	9.201033	11.268607	22.47%	154,615
2016	9.301580	9.201033	-1.08%	151,821
2015	9.585993	9.301580	-2.97%	216,582
2014	10.384440	9.585993	-7.69%	168,526
2013	8.720863	10.384440	19.08%	149,689
2012	7.497524	8.720863	16.32%	30,292
2011	8.742609	7.497524	-14.24%	4,045
2010	8.272622	8.742609	5.68%	30,075
2009	6.536956	8.272622	26.55%	5,155
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	29.346896	26.317883	-10.32%	155,220
2017	25.181788	29.346896	16.54%	178,000
2016	23.376838	25.181788	7.72%	193,553
2015	23.996480	23.376838	-2.58%	199,499
2014	23.228642	23.996480	3.31%	208,789
2013	18.551422	23.228642	25.21%	169,202
2012	16.266809	18.551422	14.04%	139,704
2011	17.207273	16.266809	-5.47%	101,407
2010	15.255212	17.207273	12.80%	78,402
2009	12.187565	15.255212	25.17%	27,689
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.160723	16.065825	-6.38%	444,805
2017	15.692285	17.160723	9.36%	543,193
2016	15.001263	15.692285	4.61%	659,356
2015	15.271717	15.001263	-1.77%	689,452
2014	14.839596	15.271717	2.91%	590,398
2013	13.296005	14.839596	11.61%	448,285
2012	12.353220	13.296005	7.63%	155,066
2011	12.443560	12.353220	-0.73%	104,871
2010	11.515622	12.443560	8.06%	47,810
2009*	10.000000	11.515622	15.16%	36,639
100

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.451985	18.820865	-7.98%	368,080
2017	18.102804	20.451985	12.98%	401,715
2016	17.074860	18.102804	6.02%	440,933
2015	17.445293	17.074860	-2.12%	461,765
2014	16.850710	17.445293	3.53%	333,601
2013	14.330900	16.850710	17.58%	251,197
2012	12.975019	14.330900	10.45%	147,918
2011	13.310100	12.975019	-2.52%	43,148
2010	12.073858	13.310100	10.24%	41,283
2009*	10.000000	12.073858	20.74%	26,919
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.654011	14.158253	-3.38%	1,079,349
2017	14.090882	14.654011	4.00%	1,178,356
2016	13.733797	14.090882	2.60%	1,222,814
2015	13.920261	13.733797	-1.34%	924,064
2014	13.616857	13.920261	2.23%	946,797
2013	13.200453	13.616857	3.15%	777,483
2012	12.755443	13.200453	3.49%	430,180
2011	12.593285	12.755443	1.29%	240,743
2010	12.085834	12.593285	4.20%	101,502
2009	11.259468	12.085834	7.34%	36,607
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.919943	11.068377	-7.14%	175,196
2017	10.622731	11.919943	12.21%	227,182
2016	10.212099	10.622731	4.02%	246,900
2015	10.725804	10.212099	-4.79%	266,202
2014	10.638928	10.725804	0.82%	219,526
2013*	10.000000	10.638928	6.39%	42,519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.293590	11.363487	-7.57%	146,665
2017	10.681078	12.293590	15.10%	174,436
2016	10.148841	10.681078	5.24%	177,745
2015	10.738592	10.148841	-5.49%	198,713
2014	10.727233	10.738592	0.11%	174,348
2013*	10.000000	10.727233	7.27%	49,180
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	22.012318	20.427987	-7.20%	736,149
2017	19.808585	22.012318	11.13%	886,775
2016	18.787779	19.808585	5.43%	1,073,177
2015	19.157395	18.787779	-1.93%	1,173,948
2014	18.509872	19.157395	3.50%	1,105,609
2013	16.128952	18.509872	14.76%	990,163
2012	14.792455	16.128952	9.03%	665,147
2011	15.038547	14.792455	-1.64%	517,820
2010	13.779143	15.038547	9.14%	406,969
2009	11.754010	13.779143	17.23%	359,472
101

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	26.306088	23.882952	-9.21%	306,118
2017	22.911274	26.306088	14.82%	335,947
2016	21.462451	22.911274	6.75%	383,208
2015	21.971809	21.462451	-2.32%	401,270
2014	21.274489	21.971809	3.28%	382,083
2013	17.666886	21.274489	20.42%	327,043
2012	15.783031	17.666886	11.94%	189,544
2011	16.387640	15.783031	-3.69%	145,989
2010	14.759653	16.387640	11.03%	79,853
2009	12.058324	14.759653	22.40%	63,868
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.267881	17.303223	-5.28%	488,469
2017	16.998314	18.267881	7.47%	570,643
2016	16.341968	16.998314	4.02%	763,022
2015	16.612778	16.341968	-1.63%	706,266
2014	16.118956	16.612778	3.06%	541,696
2013	14.825135	16.118956	8.73%	528,318
2012	13.945554	14.825135	6.31%	374,425
2011	13.885416	13.945554	0.43%	340,998
2010	13.003655	13.885416	6.78%	173,503
2009	11.535373	13.003655	12.73%	78,655
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.802874	11.053176	-6.35%	189,198
2017	10.203256	11.802874	15.68%	224,674
2016	9.552209	10.203256	6.82%	289,092
2015	9.930687	9.552209	-3.81%	373,276
2014*	10.000000	9.930687	-0.69%	297,106
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.940561	12.404517	-4.14%	37,897
2017	10.805847	12.940561	19.76%	26,652
2016	9.978700	10.805847	8.29%	27,688
2015	10.126626	9.978700	-1.46%	28,782
2014*	10.000000	10.126626	1.27%	15,462
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	43.454650	37.888011	-12.81%	154,504
2017	38.140840	43.454650	13.93%	165,423
2016	32.221668	38.140840	18.37%	144,420
2015	33.597035	32.221668	-4.09%	164,045
2014	31.203815	33.597035	7.67%	127,426
2013	23.834214	31.203815	30.92%	106,446
2012	20.619756	23.834214	15.59%	69,569
2011	21.501436	20.619756	-4.10%	51,925
2010	17.314144	21.501436	24.18%	39,274
2009	12.866511	17.314144	34.57%	18,813
102

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.312129	10.094597	-18.01%	98,468
2017	9.966622	12.312129	23.53%	93,031
2016	10.384934	9.966622	-4.03%	94,848
2015	10.623347	10.384934	-2.24%	105,041
2014	10.944064	10.623347	-2.93%	77,828
2013	9.185849	10.944064	19.14%	58,643
2012	8.081307	9.185849	13.67%	20,094
2011	9.086965	8.081307	-11.07%	13,754
2010	8.114390	9.086965	11.99%	7,697
2009	6.058679	8.114390	33.93%	7,676
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.691725	14.389398	-18.67%	40,689
2017	14.672159	17.691725	20.58%	45,911
2016	14.202581	14.672159	3.31%	48,605
2015	15.248707	14.202581	-6.86%	58,405
2014	17.157025	15.248707	-11.12%	54,333
2013	14.403929	17.157025	19.11%	0
2012	12.506538	14.403929	15.17%	0
2011	15.205367	12.506538	-17.75%	0
2010	14.592263	15.205367	4.20%	0
2009	11.450634	14.592263	27.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.460919	17.555301	-4.91%	122,489
2017	14.444342	18.460919	27.81%	130,924
2016	14.392141	14.444342	0.36%	147,185
2015	14.182311	14.392141	1.48%	166,629
2014	13.085001	14.182311	8.39%	152,701
2013	9.893093	13.085001	32.26%	165,769
2012	8.657050	9.893093	14.28%	97,442
2011	9.091405	8.657050	-4.78%	85,951
2010	8.009068	9.091405	13.51%	27,200
2009	6.292346	8.009068	27.28%	11,648
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.439012	14.266937	-13.21%	108,602
2017	14.607626	16.439012	12.54%	121,984
2016	12.791946	14.607626	14.19%	151,644
2015	13.462609	12.791946	-4.98%	160,999
2014	12.410294	13.462609	8.48%	157,909
2013	9.340331	12.410294	32.87%	136,764
2012	8.072481	9.340331	15.71%	86,007
2011	8.735710	8.072481	-7.59%	59,696
2010	7.874053	8.735710	10.94%	32,530
2009	6.280491	7.874053	25.37%	36,506
103

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.248063	16.688973	-8.54%	148,411
2017	14.541635	18.248063	25.49%	165,998
2016	13.933674	14.541635	4.36%	159,423
2015	14.209370	13.933674	-1.94%	200,445
2014	13.922552	14.209370	2.06%	93,822
2013	10.207959	13.922552	36.39%	85,895
2012	9.049132	10.207959	12.81%	54,954
2011	9.624361	9.049132	-5.98%	46,538
2010	7.733736	9.624361	24.45%	14,719
2009	6.202867	7.733736	24.68%	13,992
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.172012	18.090869	-14.55%	69,392
2017	18.899743	21.172012	12.02%	83,332
2016	16.332646	18.899743	15.72%	130,141
2015	17.091435	16.332646	-4.44%	105,353
2014	14.843036	17.091435	15.15%	74,630
2013	11.117741	14.843036	33.51%	60,511
2012	9.711509	11.117741	14.48%	35,506
2011	10.103648	9.711509	-3.88%	21,965
2010	8.582814	10.103648	17.72%	7,653
2009	6.685366	8.582814	28.38%	8,751
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	28.748035	25.961379	-9.69%	43,305
2017	23.437524	28.748035	22.66%	47,714
2016	22.041440	23.437524	6.33%	50,032
2015	22.281846	22.041440	-1.08%	77,023
2014	22.083646	22.281846	0.90%	38,225
2013	15.590460	22.083646	41.65%	25,199
2012	14.010209	15.590460	11.28%	30,456
2011	14.361230	14.010209	-2.44%	25,444
2010	11.665889	14.361230	23.10%	12,375
2009	9.321418	11.665889	25.15%	4,092
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	40.880529	33.335144	-18.46%	34,052
2017	38.199668	40.880529	7.02%	41,791
2016	30.903389	38.199668	23.61%	44,216
2015	33.513737	30.903389	-7.79%	42,345
2014	31.900538	33.513737	5.06%	35,371
2013	23.152434	31.900538	37.78%	27,179
2012	19.558424	23.152434	18.38%	21,389
2011	21.022225	19.558424	-6.96%	19,841
2010	16.891763	21.022225	24.45%	11,056
2009	13.639292	16.891763	23.85%	2,435
104

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	38.303059	32.850031	-14.24%	29,710
2017	34.385474	38.303059	11.39%	33,244
2016	28.514738	34.385474	20.59%	33,743
2015	29.538217	28.514738	-3.46%	37,975
2014	29.852578	29.538217	-1.05%	36,197
2013	21.584842	29.852578	38.30%	31,850
2012	19.037780	21.584842	13.38%	16,562
2011	20.538617	19.037780	-7.31%	16,177
2010	16.700576	20.538617	22.98%	10,628
2009	12.625283	16.700576	32.28%	8,030
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	28.048419	27.520589	-1.88%	15,857
2017	23.704189	28.048419	18.33%	19,832
2016	21.670555	23.704189	9.38%	21,103
2015	21.878120	21.670555	-0.95%	29,865
2014	19.884247	21.878120	10.03%	37,933
2013	15.450290	19.884247	28.70%	28,925
2012	13.792245	15.450290	12.02%	1,021
2011	13.963239	13.792245	-1.22%	806
2010	12.532874	13.963239	11.41%	2,286
2009	10.144166	12.532874	23.55%	11,377
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.202418	13.406967	-5.60%	327,685
2017	13.597376	14.202418	4.45%	377,844
2016	12.892526	13.597376	5.47%	412,919
2015	13.888310	12.892526	-7.17%	467,082
2014	10.974612	13.888310	26.55%	469,479
2013	10.859827	10.974612	1.06%	385,410
2012	9.548921	10.859827	13.73%	215,434
2011	9.142631	9.548921	4.44%	143,516
2010	7.156887	9.142631	27.75%	47,847
2009	5.572806	7.156887	28.43%	23,548
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.873020	15.792487	-6.40%	1,237,938
2017	14.144470	16.873020	19.29%	1,343,042
2016	12.903330	14.144470	9.62%	1,272,284
2015	12.990655	12.903330	-0.67%	1,278,156
2014	11.675089	12.990655	11.27%	780,079
2013*	10.000000	11.675089	16.75%	339,976
105

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.216813	10.134906	-0.80%	300,309
2017	10.221076	10.216813	-0.04%	342,701
2016	10.134303	10.221076	0.86%	362,091
2015	10.334346	10.134303	-1.94%	370,051
2014	10.450771	10.334346	-1.11%	389,414
2013	10.609527	10.450771	-1.50%	358,477
2012	10.415485	10.609527	1.86%	270,844
2011	10.448755	10.415485	-0.32%	122,888
2010	10.367761	10.448755	0.78%	116,536
2009	9.836967	10.367761	5.40%	65,845
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.142471	14.081052	-12.77%	206,069
2017	14.366826	16.142471	12.36%	206,109
2016	12.078820	14.366826	18.94%	151,468
2015	12.905266	12.078820	-6.40%	237,785
2014	12.544163	12.905266	2.88%	182,073
2013*	10.000000	12.544163	25.44%	112,853
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.602115	13.772071	-17.05%	68,842
2017	13.747984	16.602115	20.76%	93,833
2016	13.816837	13.747984	-0.50%	99,968
2015	14.611837	13.816837	-5.44%	109,595
2014	16.166548	14.611837	-9.62%	94,144
2013	13.680366	16.166548	18.17%	64,355
2012	11.628298	13.680366	17.65%	31,450
2011	13.493927	11.628298	-13.83%	21,037
2010	12.894893	13.493927	4.65%	9,155
2009*	10.000000	12.894893	28.95%	1,299
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	36.850254	33.879424	-8.06%	661
2017	30.063241	36.850254	22.58%	752
2016	29.330103	30.063241	2.50%	894
2015	29.513430	29.330103	-0.62%	1,133
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.049066	9.988357	-0.60%	36,231
2017	10.121807	10.049066	-0.72%	39,507
2016	10.162021	10.121807	-0.40%	43,576
2015	10.308321	10.162021	-1.42%	92,190
2014	10.412426	10.308321	-1.00%	99,218
2013	10.516856	10.412426	-0.99%	99,298
2012	10.217747	10.516856	2.93%	157,364
2011	10.353523	10.217747	-1.31%	84,960
2010	9.993690	10.353523	3.60%	60,822
2009	8.961825	9.993690	11.51%	17,263
106

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	29.931936	27.764011	-7.24%	238
2017	25.683801	29.931936	16.54%	238
2016	23.757299	25.683801	8.11%	11,457
2015	24.256053	23.757299	-2.06%	11,457
2014	22.331964	24.256053	8.62%	11,457
2013	16.492999	22.331964	35.40%	11,457
2012	15.103511	16.492999	9.20%	11,457
2011	15.836435	15.103511	-4.63%	11,457
2010	13.099765	15.836435	20.89%	11,457
2009	10.129439	13.099765	29.32%	11,457
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.474398	10.566373	-7.91%	210,698
2017	10.577243	11.474398	8.48%	215,798
2016	10.158036	10.577243	4.13%	225,149
2015	10.840234	10.158036	-6.29%	244,128
2014	10.727895	10.840234	1.05%	247,444
2013	10.144884	10.727895	5.75%	176,987
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.351354	11.048315	-10.55%	8,610
2017	10.697215	12.351354	15.46%	11,973
2016	10.338094	10.697215	3.47%	13,224
2015	11.593542	10.338094	-10.83%	19,993
2014	11.678813	11.593542	-0.73%	21,710
2013	10.263615	11.678813	13.79%	10,258
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.217623	11.105641	-9.10%	12,709
2017	10.927773	12.217623	11.80%	30,949
2016	10.491744	10.927773	4.16%	43,999
2015	11.424649	10.491744	-8.17%	60,676
2014	11.327403	11.424649	0.86%	62,420
2013	10.281267	11.327403	10.18%	12,555
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	39.658991	33.794519	-14.79%	88,645
2017	29.564137	39.658991	34.15%	94,723
2016	30.090800	29.564137	-1.75%	106,544
2015	29.496880	30.090800	2.01%	123,332
2014	29.372625	29.496880	0.42%	103,686
2013	23.505623	29.372625	24.96%	23
2012	19.750746	23.505623	19.01%	23
2011	21.942382	19.750746	-9.99%	23
2010	19.272506	21.942382	13.85%	486
2009	14.054712	19.272506	37.12%	1,581
107

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.502529	9.864490	-6.08%	122,005
2017	10.065245	10.502529	4.34%	129,262
2016	9.625427	10.065245	4.57%	133,825
2015	10.031931	9.625427	-4.05%	153,568
2014	9.947216	10.031931	0.85%	136,707
2013	10.146203	9.947216	-1.96%	80,274
2012*	10.000000	10.146203	1.46%	3,374
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.895617	8.624239	-20.85%	61,898
2017	8.756554	10.895617	24.43%	82,555
2016	9.146919	8.756554	-4.27%	104,259
2015	9.015644	9.146919	1.46%	106,096
2014*	10.000000	9.015644	-9.84%	31,041
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	29.623933	26.787088	-9.58%	108,318
2017	25.810440	29.623933	14.78%	122,206
2016	23.566334	25.810440	9.52%	253,046
2015	23.227876	23.566334	1.46%	145,108
2014	21.381734	23.227876	8.63%	137,693
2013	16.531856	21.381734	29.34%	92,465
2012	14.408177	16.531856	14.74%	68,410
2011	14.688167	14.408177	-1.91%	19,466
2010	12.887321	14.688167	13.97%	17,070
2009	10.232409	12.887321	25.95%	13,710
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	42.227669	37.169476	-11.98%	56,688
2017	37.671968	42.227669	12.09%	63,122
2016	32.533439	37.671968	15.79%	70,481
2015	35.207989	32.533439	-7.60%	75,944
2014	32.045669	35.207989	9.87%	60,949
2013	23.158650	32.045669	38.37%	43,132
2012	20.001744	23.158650	15.78%	28,512
2011	20.822521	20.001744	-3.94%	22,160
2010	17.196075	20.822521	21.09%	11,400
2009	12.766925	17.196075	34.69%	5,740
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.436018	10.639140	-6.97%	338,632
2017	10.250117	11.436018	11.57%	379,912
2016	9.225722	10.250117	11.10%	416,274
2015	10.324354	9.225722	-10.64%	478,812
2014	10.444724	10.324354	-1.15%	619,632
2013	10.602967	10.444724	-1.49%	656,709
2012*	10.000000	10.602967	6.03%	241,540
108

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.541075	9.871032	-6.36%	78,243
2017	9.757685	10.541075	8.03%	74,418
2016	8.758631	9.757685	11.41%	68,750
2015	9.116675	8.758631	-3.93%	39,474
2014	9.136582	9.116675	-0.22%	27,519
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.795411	11.132906	-5.62%	113,497
2017	10.824681	11.795411	8.97%	122,589
2016	10.689839	10.824681	1.26%	124,529
2015	11.703429	10.689839	-8.66%	145,880
2014	11.858036	11.703429	-1.30%	160,713
2013	12.897848	11.858036	-8.06%	168,665
2012	12.456362	12.897848	3.54%	195,509
2011	11.675695	12.456362	6.69%	160,938
2010	10.848770	11.675695	7.62%	101,540
2009*	10.000000	10.848770	8.49%	11,818
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.150787	10.997420	-1.38%	649,479
2017	11.191469	11.150787	-0.36%	732,922
2016	11.226438	11.191469	-0.31%	899,089
2015	11.385207	11.226438	-1.39%	1,036,618
2014	11.484399	11.385207	-0.86%	1,113,484
2013	11.698304	11.484399	-1.83%	1,133,239
2012	11.242559	11.698304	4.05%	918,310
2011	11.310867	11.242559	-0.60%	420,115
2010	10.928078	11.310867	3.50%	243,287
2009*	10.000000	10.928078	9.28%	83,114
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.162124	10.141336	-0.20%	92,589
2017	10.094215	10.162124	0.67%	36,884
2016*	10.000000	10.094215	0.94%	28,304
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.924265	10.680267	-2.23%	1,357,391
2017	10.591226	10.924265	3.14%	1,565,850
2016	10.491897	10.591226	0.95%	1,632,178
2015	10.626842	10.491897	-1.27%	1,720,891
2014	10.367567	10.626842	2.50%	1,692,578
2013	10.756996	10.367567	-3.62%	1,680,768
2012	9.983857	10.756996	7.74%	1,232,455
2011*	10.000000	9.983857	-0.16%	214,930
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.241523	10.121739	-9.96%	9,722
2017*	10.000000	11.241523	12.42%	5,249
109

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.302903	13.400375	0.73%	6,635
2017	10.327097	13.302903	28.82%	0
2016*	10.000000	10.327097	3.27%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.946855	16.670429	-20.42%	551
2017	16.816501	20.946855	24.56%	1,316
2016	17.518996	16.816501	-4.01%	0
2015	17.778957	17.518996	-1.46%	0
2014	19.381728	17.778957	-8.27%	0
2013	15.379563	19.381728	26.02%	0
2012	12.820437	15.379563	19.96%	0
2011	15.684717	12.820437	-18.26%	0
2010	14.487090	15.684717	8.27%	0
2009	11.812774	14.487090	22.64%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.324050	34.061263	-0.77%	301,648
2017	27.398763	34.324050	25.28%	344,826
2016	31.184755	27.398763	-12.14%	397,754
2015	28.177929	31.184755	10.67%	470,478
2014	21.822141	28.177929	29.13%	362,003
2013	14.734130	21.822141	48.11%	256,394
2012	11.430744	14.734130	28.90%	100,713
2011	10.523301	11.430744	8.62%	48,641
2010*	10.000000	10.523301	5.23%	1,008
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.367245	5.188386	-29.57%	271,660
2017	7.637256	7.367245	-3.54%	197,385
2016	5.411695	7.637256	41.13%	268,362
2015	8.286172	5.411695	-34.69%	220,641
2014	10.441073	8.286172	-20.64%	207,127
2013	9.620384	10.441073	8.53%	171,540
2012*	10.000000	9.620384	-3.80%	81,021
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.535888	5.317911	-29.43%	19,125
2017	7.790347	7.535888	-3.27%	22,165
2016	5.508765	7.790347	41.42%	25,688
2015	8.412079	5.508765	-34.51%	29,900
2014	10.567866	8.412079	-20.40%	34,862
2013	9.716203	10.567866	8.77%	48,645
2012*	10.000000	9.716203	-2.84%	93,844
110

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.053273	28.959959	-0.32%	130,676
2017	23.458347	29.053273	23.85%	150,879
2016	22.124780	23.458347	6.03%	119,333
2015	23.151933	22.124780	-4.44%	156,022
2014	23.978696	23.151933	-3.45%	109,252
2013	16.220645	23.978696	47.83%	75,753
2012	15.282160	16.220645	6.14%	41,784
2011	16.278442	15.282160	-6.12%	40,202
2010	13.049273	16.278442	24.75%	19,852
2009	8.687827	13.049273	50.20%	5,902
111

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	11.524549	10.323397	-10.42%	0
2017	10.423615	11.524549	10.56%	0
2016	10.427321	10.423615	-0.04%	0
2015	10.925246	10.427321	-4.56%	0
2014	10.841982	10.925246	0.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	21.322917	19.410278	-8.97%	0
2017	18.590806	21.322917	14.70%	0
2016	17.307399	18.590806	7.42%	0
2015	17.646282	17.307399	-1.92%	0
2014	16.697230	17.646282	5.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.554555	-24.45%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	30.981865	25.371692	-18.11%	0
2017	28.388004	30.981865	9.14%	0
2016	23.522131	28.388004	20.69%	0
2015	25.793776	23.522131	-8.81%	0
2014	24.483755	25.793776	5.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.420552	9.790805	-6.04%	0
2017	10.393542	10.420552	0.26%	0
2016	10.295554	10.393542	0.95%	0
2015	10.916420	10.295554	-5.69%	0
2014	10.928349	10.916420	-0.11%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	20.958515	18.805246	-10.27%	0
2017	18.014839	20.958515	16.34%	0
2016	16.455652	18.014839	9.48%	0
2015	18.093696	16.455652	-9.05%	0
2014	16.657015	18.093696	8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	23.689532	19.934351	-15.85%	0
2017	21.975418	23.689532	7.80%	0
2016	18.516504	21.975418	18.68%	0
2015	19.455805	18.516504	-4.83%	0
2014	17.308897	19.455805	12.40%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.275885	9.647991	-6.11%	0
2017	9.923175	10.275885	3.55%	0
2016	9.094993	9.923175	9.11%	0
2015*	10.000000	9.094993	-9.05%	0
112

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.555850	9.172154	-4.02%	0
2017	9.574080	9.555850	-0.19%	0
2016	9.662298	9.574080	-0.91%	0
2015*	10.000000	9.662298	-3.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.182747	10.904874	-10.49%	0
2017	10.813913	12.182747	12.66%	0
2016	9.634600	10.813913	12.24%	0
2015*	10.000000	9.634600	-3.65%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.434122	12.897432	-10.65%	0
2017	13.125858	14.434122	9.97%	0
2016	13.075012	13.125858	0.39%	0
2015	13.658038	13.075012	-4.27%	0
2014	13.856439	13.658038	-1.43%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.069731	9.346298	-7.18%	0
2017*	10.000000	10.069731	0.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.275771	12.266172	-19.70%	0
2017	14.133645	15.275771	8.08%	0
2016	11.148765	14.133645	26.77%	0
2015	12.325890	11.148765	-9.55%	0
2014	12.068509	12.325890	2.13%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.550962	10.230902	-18.49%	0
2017	11.281184	12.550962	11.26%	0
2016	10.125706	11.281184	11.41%	0
2015	10.741599	10.125706	-5.73%	0
2014*	10.000000	10.741599	7.42%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	31.725924	27.919655	-12.00%	0
2017	29.185401	31.725924	8.70%	0
2016	24.002952	29.185401	21.59%	0
2015	25.414245	24.002952	-5.55%	0
2014	25.001148	25.414245	1.65%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	22.479763	20.678552	-8.01%	0
2017	19.176568	22.479763	17.23%	0
2016	17.793298	19.176568	7.77%	0
2015	18.242123	17.793298	-2.46%	0
2014	16.678944	18.242123	9.37%	0
113

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	20.046238	18.004254	-10.19%	0
2017	16.320048	20.046238	22.83%	0
2016	15.678515	16.320048	4.09%	0
2015	16.665899	15.678515	-5.92%	0
2014	15.983625	16.665899	4.27%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	19.069444	14.880204	-21.97%	0
2017	15.854268	19.069444	20.28%	0
2016	14.036999	15.854268	12.95%	0
2015	14.891727	14.036999	-5.74%	0
2014	15.199190	14.891727	-2.02%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	9.865701	9.530185	-3.40%	0
2017	9.861952	9.865701	0.04%	0
2016	9.360221	9.861952	5.36%	0
2015	9.776658	9.360221	-4.26%	0
2014*	10.000000	9.776658	-2.23%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	8.985500	-10.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	10.607610	10.175310	-4.08%	0
2017	10.572182	10.607610	0.34%	0
2016	10.559038	10.572182	0.12%	0
2015	10.967586	10.559038	-3.73%	0
2014	10.956954	10.967586	0.10%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.132752	-18.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	13.549189	12.541302	-7.44%	0
2017	12.420680	13.549189	9.09%	0
2016	12.205000	12.420680	1.77%	0
2015	12.688851	12.205000	-3.81%	0
2014	12.591633	12.688851	0.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	14.568852	13.229227	-9.20%	0
2017	12.957489	14.568852	12.44%	0
2016	12.663592	12.957489	2.32%	0
2015	13.156195	12.663592	-3.74%	0
2014	13.007444	13.156195	1.14%	0
114

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	15.856800	14.095672	-11.11%	0
2017	13.584865	15.856800	16.72%	0
2016	13.205449	13.584865	2.87%	0
2015	13.728884	13.205449	-3.81%	0
2014	13.554498	13.728884	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.560924	10.680866	-7.61%	0
2017	10.295017	11.560924	12.30%	0
2016*	10.000000	10.295017	2.95%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	13.307553	9.679076	-27.27%	0
2017	14.153207	13.307553	-5.97%	0
2016	10.962034	14.153207	29.11%	0
2015	14.305143	10.962034	-23.37%	0
2014	16.958991	14.305143	-15.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	19.619772	17.349087	-11.57%	0
2017	18.009032	19.619772	8.94%	0
2016	15.820151	18.009032	13.84%	0
2015	17.084243	15.820151	-7.40%	0
2014	16.286267	17.084243	4.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.530312	11.000764	-12.21%	0
2017	11.110845	12.530312	12.78%	0
2016*	10.000000	11.110845	11.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	23.595348	22.713586	-3.74%	0
2017	18.096917	23.595348	30.38%	0
2016	18.610453	18.096917	-2.76%	0
2015	18.002586	18.610453	3.38%	0
2014	16.770040	18.002586	7.35%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.839626	10.397489	-4.08%	0
2017	10.778223	10.839626	0.57%	0
2016	10.667341	10.778223	1.04%	0
2015	11.125955	10.667341	-4.12%	0
2014	10.893647	11.125955	2.13%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	34.758032	28.639769	-17.60%	0
2017	29.816831	34.758032	16.57%	0
2016	27.546998	29.816831	8.24%	0
2015	28.958930	27.546998	-4.88%	0
2014	28.243737	28.958930	2.53%	0
115

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	20.020561	16.441376	-17.88%	0
2017	15.925651	20.020561	25.71%	0
2016	17.383507	15.925651	-8.39%	0
2015	17.403201	17.383507	-0.11%	0
2014	19.625650	17.403201	-11.32%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	25.420098	20.275662	-20.24%	0
2017	22.072158	25.420098	15.17%	0
2016	20.886737	22.072158	5.68%	0
2015	22.311516	20.886737	-6.39%	0
2014	21.662121	22.311516	3.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	11.875747	10.373723	-12.65%	0
2017	10.966164	11.875747	8.29%	0
2016	10.018777	10.966164	9.46%	0
2015	11.047194	10.018777	-9.31%	0
2014	11.107885	11.047194	-0.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	13.513669	12.502891	-7.48%	0
2017	12.740979	13.513669	6.06%	0
2016	11.554155	12.740979	10.27%	0
2015	12.855454	11.554155	-10.12%	0
2014	12.707614	12.855454	1.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	22.878566	20.996616	-8.23%	0
2017	19.622599	22.878566	16.59%	0
2016	17.485210	19.622599	12.22%	0
2015	18.766587	17.485210	-6.83%	0
2014	17.849950	18.766587	5.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	28.956561	24.390307	-15.77%	0
2017	27.059477	28.956561	7.01%	0
2016	21.491976	27.059477	25.91%	0
2015	23.998424	21.491976	-10.44%	0
2014	24.676786	23.998424	-2.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.053867	8.998788	-18.59%	0
2017	8.140220	11.053867	35.79%	0
2016	7.167023	8.140220	13.58%	0
2015	9.219167	7.167023	-22.26%	0
2014*	10.000000	9.219167	-7.81%	0
116

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	17.739693	14.502287	-18.25%	0
2017	15.719134	17.739693	12.85%	0
2016	15.165896	15.719134	3.65%	0
2015	16.772779	15.165896	-9.58%	0
2014	19.518283	16.772779	-14.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	8.954272	8.824895	-1.44%	0
2017	9.084052	8.954272	-1.43%	0
2016	9.125036	9.084052	-0.45%	0
2015	9.861052	9.125036	-7.46%	0
2014*	10.000000	9.861052	-1.39%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.190372	10.349897	-7.51%	0
2017	10.229785	11.190372	9.39%	0
2016	10.138129	10.229785	0.90%	0
2015	11.131775	10.138129	-8.93%	0
2014	11.074706	11.131775	0.52%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.277883	-7.22%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.400567	8.627432	-8.22%	0
2017	9.375927	9.400567	0.26%	0
2016	9.742132	9.375927	-3.76%	0
2015	9.891708	9.742132	-1.51%	0
2014	9.773846	9.891708	1.21%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	16.514340	15.345007	-7.08%	0
2017	13.442770	16.514340	22.85%	0
2016	13.625409	13.442770	-1.34%	0
2015	13.451479	13.625409	1.29%	0
2014	12.860045	13.451479	4.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	13.807251	11.800468	-14.53%	0
2017	12.452305	13.807251	10.88%	0
2016	11.378347	12.452305	9.44%	0
2015	12.292964	11.378347	-7.44%	0
2014	12.203709	12.292964	0.73%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	14.834066	13.499134	-9.00%	0
2017	12.558045	14.834066	18.12%	0
2016	12.911570	12.558045	-2.74%	0
2015	13.214605	12.911570	-2.29%	0
2014	12.689622	13.214605	4.14%	0
117

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.463364	12.308532	-8.58%	0
2017	11.770515	13.463364	14.38%	0
2016	12.491951	11.770515	-5.78%	0
2015	14.094890	12.491951	-11.37%	0
2014	15.386235	14.094890	-8.39%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	11.773586	11.142209	-5.36%	0
2017	11.412017	11.773586	3.17%	0
2016	10.156277	11.412017	12.36%	0
2015	11.233696	10.156277	-9.59%	0
2014	11.399893	11.233696	-1.46%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	14.936402	14.432239	-3.38%	0
2017	12.170906	14.936402	22.72%	0
2016	11.859816	12.170906	2.62%	0
2015	13.017069	11.859816	-8.89%	0
2014	12.479277	13.017069	4.31%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	20.123677	19.539825	-2.90%	0
2017	17.613898	20.123677	14.25%	0
2016	17.458461	17.613898	0.89%	0
2015	17.980482	17.458461	-2.90%	0
2014	17.178801	17.980482	4.67%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.538134	9.103030	-4.56%	0
2017	9.542769	9.538134	-0.05%	0
2016	9.653051	9.542769	-1.14%	0
2015*	10.000000	9.653051	-3.47%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	29.943221	29.447016	-1.66%	0
2017	23.817262	29.943221	25.72%	0
2016	24.158537	23.817262	-1.41%	0
2015	22.318647	24.158537	8.24%	0
2014	21.278457	22.318647	4.89%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	21.235447	20.717273	-2.44%	0
2017	15.151965	21.235447	40.15%	0
2016	13.761267	15.151965	10.11%	0
2015	13.599120	13.761267	1.19%	0
2014	12.860941	13.599120	5.74%	0
118

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	22.528118	18.483303	-17.95%	0
2017	17.808378	22.528118	26.50%	0
2016	19.738579	17.808378	-9.78%	0
2015	22.383540	19.738579	-11.82%	0
2014	26.334916	22.383540	-15.00%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.408701	8.195634	-21.26%	0
2017	8.419716	10.408701	23.62%	0
2016	7.208206	8.419716	16.81%	0
2015	9.324686	7.208206	-22.70%	0
2014*	10.000000	9.324686	-6.75%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	9.884083	9.458031	-4.31%	0
2017	9.840222	9.884083	0.45%	0
2016*	10.000000	9.840222	-1.60%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	14.992121	14.245516	-4.98%	0
2017	12.270871	14.992121	22.18%	0
2016	11.662293	12.270871	5.22%	0
2015	12.324849	11.662293	-5.38%	0
2014	13.778280	12.324849	-10.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	24.986994	21.655546	-13.33%	0
2017	22.017262	24.986994	13.49%	0
2016	20.009866	22.017262	10.03%	0
2015	20.887858	20.009866	-4.20%	0
2014	19.600874	20.887858	6.57%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	17.259675	15.064003	-12.72%	0
2017	14.072533	17.259675	22.65%	0
2016	14.013057	14.072533	0.42%	0
2015	13.629792	14.013057	2.81%	0
2014	13.937065	13.629792	-2.20%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.158432	11.822581	-2.76%	0
2017	9.814061	12.158432	23.89%	0
2016	9.587921	9.814061	2.36%	0
2015*	10.000000	9.587921	-4.12%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	10.542541	10.099931	-4.20%	0
2017	10.294452	10.542541	2.41%	0
2016	10.055497	10.294452	2.38%	0
2015	10.485965	10.055497	-4.11%	0
2014	10.081087	10.485965	4.02%	0
119

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	19.331169	17.372984	-10.13%	0
2017	18.240450	19.331169	5.98%	0
2016	17.056394	18.240450	6.94%	0
2015	17.848386	17.056394	-4.44%	0
2014	17.939035	17.848386	-0.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	9.819010	8.744163	-10.95%	0
2017	9.021389	9.819010	8.84%	0
2016	8.113864	9.021389	11.18%	0
2015*	10.000000	8.113864	-18.86%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	16.915212	15.179251	-10.26%	0
2017	14.883261	16.915212	13.65%	0
2016	13.864078	14.883261	7.35%	0
2015	15.444279	13.864078	-10.23%	0
2014	16.308112	15.444279	-5.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	22.626929	19.804142	-12.48%	0
2017	21.576166	22.626929	4.87%	0
2016	18.559035	21.576166	16.26%	0
2015	20.084651	18.559035	-7.60%	0
2014	18.389015	20.084651	9.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	14.171835	13.019292	-8.13%	0
2017	12.655261	14.171835	11.98%	0
2016	12.005427	12.655261	5.41%	0
2015	12.294156	12.005427	-2.35%	0
2014	12.109411	12.294156	1.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	9.432105	9.021274	-4.36%	0
2017	9.449583	9.432105	-0.18%	0
2016	9.518867	9.449583	-0.73%	0
2015	9.866520	9.518867	-3.52%	0
2014	9.719325	9.866520	1.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	16.440804	14.397291	-12.43%	0
2017	12.980286	16.440804	26.66%	0
2016	13.396894	12.980286	-3.11%	0
2015	13.003295	13.396894	3.03%	0
2014	13.204701	13.003295	-1.53%	0
120

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	16.682114	16.022604	-3.95%	0
2017	13.497524	16.682114	23.59%	0
2016	12.796897	13.497524	5.47%	0
2015	12.434441	12.796897	2.91%	0
2014	11.898931	12.434441	4.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	14.269161	13.494144	-5.43%	0
2017	12.101092	14.269161	17.92%	0
2016	11.263953	12.101092	7.43%	0
2015	11.523181	11.263953	-2.25%	0
2014	10.810740	11.523181	6.59%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	12.054997	11.381680	-5.59%	0
2017	11.722957	12.054997	2.83%	0
2016	11.157116	11.722957	5.07%	0
2015	11.881336	11.157116	-6.10%	0
2014	11.827459	11.881336	0.46%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	21.635289	19.356745	-10.53%	0
2017	19.008894	21.635289	13.82%	0
2016	16.717824	19.008894	13.70%	0
2015	18.493489	16.717824	-9.60%	0
2014	17.557408	18.493489	5.33%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.482667	9.276221	-11.51%	0
2017	9.152157	10.482667	14.54%	0
2016	9.190224	9.152157	-0.41%	0
2015*	10.000000	9.190224	-8.10%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	9.957512	-0.42%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	16.118074	15.115912	-6.22%	0
2017	15.611638	16.118074	3.24%	0
2016	14.140952	15.611638	10.40%	0
2015	15.015156	14.140952	-5.82%	0
2014	15.141411	15.015156	-0.83%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	14.534591	13.348457	-8.16%	0
2017	12.046281	14.534591	20.66%	0
2016	10.970382	12.046281	9.81%	0
2015	11.481761	10.970382	-4.45%	0
2014	11.142735	11.481761	3.04%	0
121

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	15.510011	14.114238	-9.00%	0
2017	13.549443	15.510011	14.47%	0
2016	12.724220	13.549443	6.49%	0
2015	13.213760	12.724220	-3.70%	0
2014	12.365127	13.213760	6.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	12.923398	11.151792	-13.71%	0
2017	11.154543	12.923398	15.86%	0
2016	10.643886	11.154543	4.80%	0
2015	11.203708	10.643886	-5.00%	0
2014	11.087499	11.203708	1.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	11.779165	10.678336	-9.35%	0
2017	10.869925	11.779165	8.36%	0
2016	10.592781	10.869925	2.62%	0
2015	11.071605	10.592781	-4.32%	0
2014	10.977683	11.071605	0.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	12.513979	11.111391	-11.21%	0
2017	11.173622	12.513979	12.00%	0
2016	10.765619	11.173622	3.79%	0
2015	11.282993	10.765619	-4.59%	0
2014	11.144545	11.282993	1.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	10.426437	9.817852	-5.84%	0
2017	10.136677	10.426437	2.86%	0
2016	10.019437	10.136677	1.17%	0
2015	10.438003	10.019437	-4.01%	0
2014	10.445687	10.438003	-0.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.072691	9.954506	-10.10%	0
2017	9.976294	11.072691	10.99%	0
2016	9.772724	9.976294	2.08%	0
2015	10.559746	9.772724	-7.45%	0
2014	10.678775	10.559746	-1.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.370641	10.215671	-10.16%	0
2017	9.981603	11.370641	13.92%	0
2016	9.717562	9.981603	2.72%	0
2015	10.564483	9.717562	-8.02%	0
2014	10.815436	10.564483	-2.32%	0
122

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	12.178894	10.940254	-10.17%	0
2017	11.049674	12.178894	10.22%	0
2016	10.704285	11.049674	3.23%	0
2015	11.188894	10.704285	-4.33%	0
2014	11.065050	11.188894	1.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	12.698287	11.110061	-12.51%	0
2017	11.120794	12.698287	14.19%	0
2016	10.687869	11.120794	4.05%	0
2015	11.221877	10.687869	-4.76%	0
2014	11.098574	11.221877	1.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	11.374152	10.472885	-7.92%	0
2017	10.703086	11.374152	6.27%	0
2016	10.441065	10.703086	2.51%	0
2015	10.913679	10.441065	-4.33%	0
2014	10.843475	10.913679	0.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.554364	10.133978	-3.98%	0
2017	10.475683	10.554364	0.75%	0
2016	10.315816	10.475683	1.55%	0
2015	10.762632	10.315816	-4.15%	0
2014	10.632419	10.762632	1.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.251919	10.720464	-4.72%	0
2017	11.212452	11.251919	0.35%	0
2016	11.219730	11.212452	-0.06%	0
2015	11.662969	11.219730	-3.80%	0
2014	11.499600	11.662969	1.42%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.114530	9.651078	-13.17%	0
2017	9.749002	11.114530	14.01%	0
2016	9.050140	9.749002	7.72%	0
2015*	10.000000	9.050140	-9.50%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	10.707116	9.542409	-10.88%	0
2017	9.726064	10.707116	10.09%	0
2016	9.246197	9.726064	5.19%	0
2015*	10.000000	9.246197	-7.54%	0
123

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	24.876497	23.680320	-4.81%	0
2017	20.243025	24.876497	22.89%	0
2016	20.258394	20.243025	-0.08%	0
2015	19.985908	20.258394	1.36%	0
2014	19.037872	19.985908	4.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	26.850558	21.375769	-20.39%	0
2017	19.659338	26.850558	36.58%	0
2016	18.913728	19.659338	3.94%	0
2015	23.350260	18.913728	-19.00%	0
2014	25.615322	23.350260	-8.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	9.586525	9.264008	-3.36%	0
2017	9.710356	9.586525	-1.28%	0
2016	9.966890	9.710356	-2.57%	0
2015	10.318278	9.966890	-3.41%	0
2014	10.204161	10.318278	1.12%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	7.087435	6.947589	-1.97%	0
2017	7.297869	7.087435	-2.88%	0
2016	7.545651	7.297869	-3.28%	0
2015	7.803155	7.545651	-3.30%	0
2014	8.069444	7.803155	-3.30%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	8.727150	7.188472	-17.63%	0
2017	7.101297	8.727150	22.90%	0
2016	7.296731	7.101297	-2.68%	0
2015	7.796961	7.296731	-6.42%	0
2014	8.121551	7.796961	-4.00%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	9.195367	7.634216	-16.98%	0
2017	7.639725	9.195367	20.36%	0
2016	7.858611	7.639725	-2.79%	0
2015	8.241366	7.858611	-4.64%	0
2014	9.084851	8.241366	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	20.985730	18.492544	-11.88%	0
2017	18.322784	20.985730	14.53%	0
2016	17.307571	18.322784	5.87%	0
2015	18.078739	17.307571	-4.27%	0
2014	17.807944	18.078739	1.52%	0
124

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	14.756558	13.574982	-8.01%	0
2017	13.730318	14.756558	7.47%	0
2016	13.355770	13.730318	2.80%	0
2015	13.835607	13.355770	-3.47%	0
2014	13.680481	13.835607	1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	17.586979	15.903052	-9.57%	0
2017	15.839639	17.586979	11.03%	0
2016	15.202069	15.839639	4.19%	0
2015	15.804971	15.202069	-3.81%	0
2014	15.534691	15.804971	1.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.096772	10.535095	-5.06%	0
2017	10.857381	11.096772	2.20%	0
2016	10.767738	10.857381	0.83%	0
2015	11.105826	10.767738	-3.04%	0
2014	11.054753	11.105826	0.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	10.989683	10.027242	-8.76%	0
2017	9.965330	10.989683	10.28%	0
2016	9.748034	9.965330	2.23%	0
2015	10.418437	9.748034	-6.43%	0
2014	10.515756	10.418437	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.334218	10.294617	-9.17%	0
2017	10.020071	11.334218	13.12%	0
2016	9.687651	10.020071	3.43%	0
2015	10.430865	9.687651	-7.13%	0
2014	10.603043	10.430865	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	16.151567	14.728567	-8.81%	0
2017	14.789273	16.151567	9.21%	0
2016	14.272996	14.789273	3.62%	0
2015	14.809691	14.272996	-3.62%	0
2014	14.560680	14.809691	1.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	19.046635	16.991614	-10.79%	0
2017	16.879306	19.046635	12.84%	0
2016	16.089059	16.879306	4.91%	0
2015	16.760512	16.089059	-4.01%	0
2014	16.513896	16.760512	1.49%	0
125

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	13.605144	12.662785	-6.93%	0
2017	12.881490	13.605144	5.62%	0
2016	12.601180	12.881490	2.22%	0
2015	13.035222	12.601180	-3.33%	0
2014	12.870098	13.035222	1.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.112229	10.225563	-7.98%	0
2017	9.774511	11.112229	13.69%	0
2016	9.311228	9.774511	4.98%	0
2015	9.850377	9.311228	-5.47%	0
2014*	10.000000	9.850377	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.183434	11.475787	-5.81%	0
2017	10.351824	12.183434	17.69%	0
2016	9.726964	10.351824	6.42%	0
2015	10.044743	9.726964	-3.16%	0
2014*	10.000000	10.044743	0.45%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	30.696701	26.299062	-14.33%	0
2017	27.415065	30.696701	11.97%	0
2016	23.566265	27.415065	16.33%	0
2015	25.004238	23.566265	-5.75%	0
2014	23.631411	25.004238	5.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	10.403970	8.381764	-19.44%	0
2017	8.569495	10.403970	21.41%	0
2016	9.085734	8.569495	-5.68%	0
2015	9.457803	9.085734	-3.93%	0
2014	9.914690	9.457803	-4.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	13.701513	10.950208	-20.08%	0
2017	11.562048	13.701513	18.50%	0
2016	11.388262	11.562048	1.53%	0
2015	12.442229	11.388262	-8.47%	0
2014	14.245632	12.442229	-12.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	15.600343	14.577195	-6.56%	0
2017	12.419912	15.600343	25.61%	0
2016	12.591959	12.419912	-1.37%	0
2015	12.626520	12.591959	-0.27%	0
2014	11.854377	12.626520	6.51%	0
126

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	13.891224	11.846187	-14.72%	0
2017	12.559935	13.891224	10.60%	0
2016	11.191562	12.559935	12.23%	0
2015	11.985483	11.191562	-6.62%	0
2014	11.242862	11.985483	6.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	15.420103	13.857429	-10.13%	0
2017	12.503347	15.420103	23.33%	0
2016	12.190617	12.503347	2.57%	0
2015	12.650460	12.190617	-3.63%	0
2014	12.613084	12.650460	0.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	17.891150	15.021659	-16.04%	0
2017	16.250845	17.891150	10.09%	0
2016	14.289641	16.250845	13.72%	0
2015	15.216478	14.289641	-6.09%	0
2014	13.446979	15.216478	13.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	20.202268	17.926738	-11.26%	0
2017	16.758935	20.202268	20.55%	0
2016	16.036950	16.758935	4.50%	0
2015	16.496956	16.036950	-2.79%	0
2014	16.637708	16.496956	-0.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	27.982797	22.421157	-19.88%	0
2017	26.606030	27.982797	5.17%	0
2016	21.901337	26.606030	21.48%	0
2015	24.169050	21.901337	-9.38%	0
2014	23.410099	24.169050	3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	27.104136	22.841217	-15.73%	0
2017	24.758373	27.104136	9.47%	0
2016	20.891049	24.758373	18.51%	0
2015	22.021456	20.891049	-5.13%	0
2014	22.647189	22.021456	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	19.904376	19.190384	-3.59%	0
2017	17.116206	19.904376	16.29%	0
2016	15.922000	17.116206	7.50%	0
2015	16.357135	15.922000	-2.66%	0
2014	15.127768	16.357135	8.13%	0
127

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.000955	11.131871	-7.24%	0
2017	11.690999	12.000955	2.65%	0
2016	11.279122	11.690999	3.65%	0
2015	12.363961	11.279122	-8.77%	0
2014	9.941629	12.363961	24.37%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	15.556572	14.307277	-8.03%	0
2017	13.269351	15.556572	17.24%	0
2016	12.317160	13.269351	7.73%	0
2015	12.618529	12.317160	-2.39%	0
2014	11.539979	12.618529	9.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	8.633699	8.415710	-2.52%	0
2017	8.788723	8.633699	-1.76%	0
2016	8.866876	8.788723	-0.88%	0
2015	9.200869	8.866876	-3.63%	0
2014	9.468098	9.200869	-2.82%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	14.882913	12.756590	-14.29%	0
2017	13.477933	14.882913	10.42%	0
2016	11.530049	13.477933	16.89%	0
2015	12.535608	11.530049	-8.02%	0
2014	12.399093	12.535608	1.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	14.275792	11.636398	-18.49%	0
2017	12.028652	14.275792	18.68%	0
2016	12.300892	12.028652	-2.21%	0
2015	13.237563	12.300892	-7.08%	0
2014	14.903708	13.237563	-11.18%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	28.376409	25.635133	-9.66%	0
2017	23.555680	28.376409	20.47%	0
2016	23.384143	23.555680	0.73%	0
2015	23.944082	23.384143	-2.34%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	7.735015	7.554738	-2.33%	0
2017	7.927608	7.735015	-2.43%	0
2016	8.098663	7.927608	-2.11%	0
2015	8.359686	8.098663	-3.12%	0
2014	8.592563	8.359686	-2.71%	0
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Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	23.182654	21.129792	-8.86%	0
2017	20.240927	23.182654	14.53%	0
2016	19.050878	20.240927	6.25%	0
2015	19.792799	19.050878	-3.75%	0
2014	18.543082	19.792799	6.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	28.688677	24.021242	-16.27%	0
2017	21.760733	28.688677	31.84%	0
2016	22.536737	21.760733	-3.44%	0
2015	22.480353	22.536737	0.25%	0
2014	22.779257	22.480353	-1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.596803	8.857171	-7.71%	0
2017	9.358443	9.596803	2.55%	0
2016	9.106387	9.358443	2.77%	0
2015	9.657875	9.106387	-5.71%	0
2014	9.744677	9.657875	-0.89%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.221844	7.950201	-22.22%	0
2017	8.358972	10.221844	22.29%	0
2016	8.884698	8.358972	-5.92%	0
2015	8.911170	8.884698	-0.30%	0
2014*	10.000000	8.911170	-10.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	21.157971	18.799276	-11.15%	0
2017	18.757277	21.157971	12.80%	0
2016	17.426568	18.757277	7.64%	0
2015	17.478271	17.426568	-0.30%	0
2014	16.371924	17.478271	6.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	29.663274	25.656083	-13.51%	0
2017	26.926832	29.663274	10.16%	0
2016	23.661428	26.926832	13.80%	0
2015	26.056966	23.661428	-9.19%	0
2014	24.133495	26.056966	7.97%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.361650	9.472130	-8.58%	0
2017	9.449887	10.361650	9.65%	0
2016	8.654517	9.449887	9.19%	0
2015	9.855534	8.654517	-12.19%	0
2014	10.145741	9.855534	-2.86%	0
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Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.500986	9.662686	-7.98%	0
2017	9.890989	10.500986	6.17%	0
2016	9.033931	9.890989	9.49%	0
2015	9.568537	9.033931	-5.59%	0
2014*	10.000000	9.568537	-4.31%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.142511	9.406559	-7.26%	0
2017	9.470995	10.142511	7.09%	0
2016	9.516985	9.470995	-0.48%	0
2015	10.602543	9.516985	-10.24%	0
2014	10.931471	10.602543	-3.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	9.588246	9.292121	-3.09%	0
2017	9.791927	9.588246	-2.08%	0
2016	9.994730	9.791927	-2.03%	0
2015	10.314270	9.994730	-3.10%	0
2014	10.587041	10.314270	-2.58%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.871215	9.679910	-1.94%	0
2017	9.977147	9.871215	-1.06%	0
2016*	10.000000	9.977147	-0.23%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	9.727092	9.344657	-3.93%	0
2017	9.595873	9.727092	1.37%	0
2016	9.672539	9.595873	-0.79%	0
2015	9.969176	9.672539	-2.98%	0
2014	9.896939	9.969176	0.73%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.112477	9.831639	-11.53%	0
2017*	10.000000	11.112477	11.12%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	12.969859	12.837847	-1.02%	0
2017	10.244877	12.969859	26.60%	0
2016*	10.000000	10.244877	2.45%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	16.222918	12.686341	-21.80%	0
2017	13.252204	16.222918	22.42%	0
2016	14.047903	13.252204	-5.66%	0
2015	14.507078	14.047903	-3.17%	0
2014	16.093065	14.507078	-9.86%	0
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Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	30.037546	29.289397	-2.49%	0
2017	24.397226	30.037546	23.12%	0
2016	28.255525	24.397226	-13.66%	0
2015	25.979956	28.255525	8.76%	0
2014	20.473322	25.979956	26.90%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.674478	4.618708	-30.80%	0
2017	7.040371	6.674478	-5.20%	0
2016	5.076185	7.040371	38.69%	0
2015	7.909512	5.076185	-35.82%	0
2014	10.142071	7.909512	-22.01%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.826953	4.733799	-30.66%	0
2017	7.181189	6.826953	-4.93%	0
2016	5.167001	7.181189	38.98%	0
2015	8.029330	5.167001	-35.65%	0
2014	10.264761	8.029330	-21.78%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	23.114203	22.639445	-2.05%	0
2017	18.989974	23.114203	21.72%	0
2016	18.224407	18.989974	4.20%	0
2015	19.405905	18.224407	-6.09%	0
2014	20.452454	19.405905	-5.12%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
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Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
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•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
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Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
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If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
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A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with
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respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
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Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
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If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
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Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
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For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
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For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Appendix D: Historical Rates and Percentages
This Appendix provides historical information related to the:
•	Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option;
Interest Anniversary Rate for the Combination Enhanced Death Benefit Rider
For contracts with applications signed before May 1, 2018:
Interest Anniversary Rate
5%
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Nationwide DestinationSM [C] (formerly known as The Best of America Exclusive Venue Annuity®)
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2019
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2019. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $226 billion as of December 31, 2018.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2018. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.719340	11.595188	-8.84%	65,921
2017	11.306161	12.719340	12.50%	91,816
2016	11.115346	11.306161	1.72%	101,509
2015	11.444881	11.115346	-2.88%	114,023
2014	11.161427	11.444881	2.54%	117,717
2013	10.133644	11.161427	10.14%	90,399
2012*	10.000000	10.133644	1.34%	23,909
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	30.612974	28.359895	-7.36%	0
2017	26.231006	30.612974	16.71%	0
2016	23.999508	26.231006	9.30%	0
2015	24.046675	23.999508	-0.20%	0
2014	22.360320	24.046675	7.54%	0
2013	16.883353	22.360320	32.44%	0
2012	14.634801	16.883353	15.36%	0
2011	14.021132	14.634801	4.38%	0
2010	12.632195	14.021132	11.00%	0
2009	10.666981	12.632195	18.42%	342
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.643243	-23.57%	2,938
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	43.392711	36.164081	-16.66%	86,335
2017	39.075084	43.392711	11.05%	91,385
2016	31.819727	39.075084	22.80%	93,838
2015	34.289647	31.819727	-7.20%	96,305
2014	31.985756	34.289647	7.20%	100,680
2013	23.617220	31.985756	35.43%	84,555
2012	20.260226	23.617220	16.57%	41,193
2011	22.531759	20.260226	-10.08%	26,713
2010	18.088254	22.531759	24.57%	14,898
2009	12.885652	18.088254	40.38%	681

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.532451	12.939440	-4.38%	232,720
2017	13.264844	13.532451	2.02%	276,195
2016	12.913377	13.264844	2.72%	333,057
2015	13.455468	12.913377	-4.03%	301,707
2014	13.237451	13.455468	1.65%	298,546
2013	14.699118	13.237451	-9.94%	302,712
2012	13.911245	14.699118	5.66%	301,289
2011	12.650935	13.911245	9.96%	232,485
2010	12.230506	12.650935	3.44%	131,892
2009	11.277410	12.230506	8.45%	71,470
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	29.481945	26.920898	-8.69%	0
2017	24.904858	29.481945	18.38%	0
2016	22.357583	24.904858	11.39%	0
2015	24.158328	22.357583	-7.45%	0
2014	21.855950	24.158328	10.53%	0
2013	16.394036	21.855950	33.32%	270
2012	14.556701	16.394036	12.62%	270
2011	14.382022	14.556701	1.21%	270
2010	12.836504	14.382022	12.04%	503
2009	11.076518	12.836504	15.89%	503
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	29.537182	25.294799	-14.36%	216,444
2017	26.928079	29.537182	9.69%	245,755
2016	22.298890	26.928079	20.76%	254,144
2015	23.025180	22.298890	-3.15%	197,561
2014	20.130619	23.025180	14.38%	178,855
2013	15.748872	20.130619	27.82%	115,143
2012	13.770885	15.748872	14.36%	75,764
2011	14.113318	13.770885	-2.43%	49,896
2010	12.055015	14.113318	17.07%	35,846
2009	9.438220	12.055015	27.73%	20,200
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	14.108192	13.201646	-6.43%	444,969
2017	12.488108	14.108192	12.97%	450,577
2016	11.830070	12.488108	5.56%	478,561
2015	12.152643	11.830070	-2.65%	545,290
2014	12.001161	12.152643	1.26%	802,511
2013	10.114716	12.001161	18.65%	460,025
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.764030	10.284953	-4.45%	111,089
2017	10.215472	10.764030	5.37%	108,803
2016	9.201575	10.215472	11.02%	95,495
2015*	10.000000	9.201575	-7.98%	29,251

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.009780	9.777700	-2.32%	83,687
2017	9.856092	10.009780	1.56%	79,824
2016	9.775523	9.856092	0.82%	111,038
2015*	10.000000	9.775523	-2.24%	28,154
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.761318	11.624806	-8.91%	254,891
2017	11.132423	12.761318	14.63%	254,905
2016	9.747542	11.132423	14.21%	246,803
2015*	10.000000	9.747542	-2.52%	81,054
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.785902	15.264116	-9.07%	1,104,616
2017	15.001598	16.785902	11.89%	1,280,949
2016	14.686033	15.001598	2.15%	1,443,598
2015	15.075762	14.686033	-2.59%	1,629,612
2014	15.030474	15.075762	0.30%	1,599,252
2013	13.350274	15.030474	12.59%	1,392,980
2012	12.338136	13.350274	8.20%	775,995
2011	13.012002	12.338136	-5.18%	479,540
2010	12.047512	13.012002	8.01%	176,265
2009*	10.000000	12.047512	20.48%	38,313
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.186724	9.622050	-5.54%	2,705
2017*	10.000000	10.186724	1.87%	2,705
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.568660	13.539790	-18.28%	134,212
2017	15.065852	16.568660	9.97%	161,244
2016	11.679458	15.065852	28.99%	249,637
2015	12.689419	11.679458	-7.96%	119,109
2014	12.209756	12.689419	3.93%	108,819
2013*	10.000000	12.209756	22.10%	43,889
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.378083	11.098105	-17.04%	53,067
2017	11.817555	13.378083	13.21%	60,101
2016	10.424458	11.817555	13.36%	66,673
2015	10.867426	10.424458	-4.08%	70,081
2014*	10.000000	10.867426	8.67%	44,756

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	44.520294	39.872248	-10.44%	30,993
2017	40.249806	44.520294	10.61%	32,307
2016	32.532659	40.249806	23.72%	35,722
2015	33.850236	32.532659	-3.89%	36,482
2014	32.724659	33.850236	3.44%	49,015
2013	23.633971	32.724659	38.46%	57,498
2012	20.752350	23.633971	13.89%	52,955
2011	20.971090	20.752350	-1.04%	31,604
2010	16.937364	20.971090	23.82%	27,278
2009	13.767326	16.937364	23.03%	9,209
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	31.842237	29.808965	-6.39%	71,449
2017	26.695664	31.842237	19.28%	83,360
2016	24.343383	26.695664	9.66%	97,855
2015	24.526219	24.343383	-0.75%	138,418
2014	22.037215	24.526219	11.29%	158,998
2013	17.004166	22.037215	29.60%	201,997
2012	14.965480	17.004166	13.62%	173,926
2011	14.965816	14.965480	0.00%	109,789
2010	13.278689	14.965816	12.71%	95,173
2009	10.706193	13.278689	24.03%	60,741
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	28.053225	25.641326	-8.60%	118,579
2017	22.445563	28.053225	24.98%	141,808
2016	21.191790	22.445563	5.92%	168,097
2015	22.137140	21.191790	-4.27%	194,219
2014	20.864105	22.137140	6.10%	190,796
2013	17.548607	20.864105	18.89%	169,808
2012	16.193027	17.548607	8.37%	110,702
2011	15.133209	16.193027	7.00%	66,208
2010	13.367954	15.133209	13.21%	22,747
2009	11.114634	13.367954	20.27%	5,747
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	26.597889	21.122224	-20.59%	0
2017	21.732626	26.597889	22.39%	0
2016	18.910150	21.732626	14.93%	0
2015	19.714926	18.910150	-4.08%	0
2014	19.774186	19.714926	-0.30%	0
2013	13.558002	19.774186	45.85%	0
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
2010	10.526805	13.550665	28.73%	0
2009	8.506413	10.526805	23.75%	176

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.575550	10.396486	-1.69%	436,565
2017	10.389390	10.575550	1.79%	321,098
2016	9.690925	10.389390	7.21%	263,540
2015	9.947197	9.690925	-2.58%	260,666
2014	10.051420	9.947197	-1.04%	111,297
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.044102	-9.56%	5,381
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.943436	13.611641	-2.38%	15,801
2017	13.657464	13.943436	2.09%	18,101
2016	13.405476	13.657464	1.88%	18,058
2015	13.683583	13.405476	-2.03%	19,936
2014	13.434163	13.683583	1.86%	24,142
2013	13.550919	13.434163	-0.86%	21,868
2012	12.583144	13.550919	7.69%	24,043
2011	12.537641	12.583144	0.36%	24,272
2010	11.766909	12.537641	6.55%	29,178
2009	9.952237	11.766909	18.23%	23,947
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.228260	-17.72%	18,703
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.893833	15.913660	-5.80%	108,071
2017	15.220049	16.893833	11.00%	134,001
2016	14.698109	15.220049	3.55%	103,295
2015	15.016756	14.698109	-2.12%	88,254
2014	14.644250	15.016756	2.54%	95,966
2013	13.147371	14.644250	11.39%	92,488
2012	11.974613	13.147371	9.79%	66,730
2011	12.221123	11.974613	-2.02%	65,395
2010	11.035277	12.221123	10.75%	29,775
2009	9.047398	11.035277	21.97%	43,308
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.165334	16.786744	-7.59%	220,982
2017	15.877997	18.165334	14.41%	253,555
2016	15.250512	15.877997	4.11%	263,553
2015	15.569968	15.250512	-2.05%	297,571
2014	15.127960	15.569968	2.92%	279,436
2013	13.295195	15.127960	13.79%	228,686
2012	11.949934	13.295195	11.26%	120,356
2011	12.296505	11.949934	-2.82%	111,229
2010	10.930159	12.296505	12.50%	69,479
2009	8.641028	10.930159	26.49%	62,256

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.771228	17.886230	-9.53%	85,552
2017	16.646835	19.771228	18.77%	88,548
2016	15.903114	16.646835	4.68%	120,577
2015	16.247758	15.903114	-2.12%	130,153
2014	15.764209	16.247758	3.07%	103,985
2013	13.195500	15.764209	19.47%	85,083
2012	11.642957	13.195500	13.33%	32,077
2011	12.176394	11.642957	-4.38%	9,334
2010	10.677541	12.176394	14.04%	10,813
2009	8.272037	10.677541	29.08%	10,916
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.899783	11.188353	-5.98%	279,686
2017	10.414297	11.899783	14.26%	212,964
2016*	10.000000	10.414297	4.14%	166,101
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.594959	12.283797	-25.98%	138,713
2017	17.345422	16.594959	-4.33%	139,312
2016	13.202890	17.345422	31.38%	174,482
2015	16.931087	13.202890	-22.02%	171,702
2014	19.724711	16.931087	-14.16%	161,585
2013	16.146646	19.724711	22.16%	99,290
2012	15.668033	16.146646	3.05%	54,374
2011	16.795613	15.668033	-6.71%	40,911
2010	14.324389	16.795613	17.25%	30,893
2009	9.864477	14.324389	45.21%	10,880
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	27.599393	24.836916	-10.01%	357,422
2017	24.897295	27.599393	10.85%	417,896
2016	21.494481	24.897295	15.83%	485,732
2015	22.810831	21.494481	-5.77%	479,426
2014	21.369676	22.810831	6.74%	430,002
2013	16.989318	21.369676	25.78%	353,272
2012	14.750481	16.989318	15.18%	235,970
2011	14.892313	14.750481	-0.95%	111,020
2010	13.169727	14.892313	13.08%	81,159
2009	10.304503	13.169727	27.81%	48,922
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.897537	11.523465	-10.65%	91,947
2017	11.239547	12.897537	14.75%	102,291
2016*	10.000000	11.239547	12.40%	91,263

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	33.885479	33.196141	-2.03%	387,560
2017	25.541897	33.885479	32.67%	435,534
2016	25.814111	25.541897	-1.05%	430,499
2015	24.539551	25.814111	5.19%	481,411
2014	22.464534	24.539551	9.24%	367,380
2013	16.786436	22.464534	33.83%	224,077
2012	14.912234	16.786436	12.57%	79,958
2011	15.159132	14.912234	-1.63%	47,123
2010	12.437567	15.159132	21.88%	11,831
2009	9.877541	12.437567	25.92%	5,323
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.272149	13.932018	-2.38%	396,367
2017	13.946824	14.272149	2.33%	419,969
2016	13.565521	13.946824	2.81%	474,255
2015	13.904259	13.565521	-2.44%	415,255
2014	13.378745	13.904259	3.93%	312,458
2013	13.883368	13.378745	-3.63%	262,128
2012	13.360935	13.883368	3.91%	283,272
2011	12.685157	13.360935	5.33%	177,538
2010	11.986646	12.685157	5.83%	138,697
2009	10.549582	11.986646	13.62%	55,561
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	46.189551	38.732590	-16.14%	174,398
2017	38.941045	46.189551	18.61%	192,362
2016	35.356804	38.941045	10.14%	224,923
2015	36.526674	35.356804	-3.20%	217,513
2014	35.008988	36.526674	4.34%	184,648
2013	26.185373	35.008988	33.70%	158,980
2012	23.229340	26.185373	12.73%	102,523
2011	26.480213	23.229340	-12.28%	81,002
2010	20.930292	26.480213	26.52%	58,510
2009	15.220205	20.930292	37.52%	39,314
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	26.385846	22.052184	-16.42%	61,877
2017	20.627731	26.385846	27.91%	66,739
2016	22.128001	20.627731	-6.78%	69,805
2015	21.770183	22.128001	1.64%	77,348
2014	24.125915	21.770183	-9.76%	0
2013	18.835879	24.125915	28.08%	0
2012	15.902216	18.835879	18.45%	0
2011	19.550492	15.902216	-18.66%	0
2010	17.609024	19.550492	11.03%	0
2009	14.177893	17.609024	24.20%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.268895	11.292246	-7.96%	22,866
2017	12.014684	12.268895	2.12%	1,499

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	36.944188	29.989021	-18.83%	0
2017	31.526215	36.944188	17.19%	0
2016	29.318976	31.526215	7.53%	0
2015	30.777689	29.318976	-4.74%	0
2014	29.365563	30.777689	4.81%	0
2013	22.923545	29.365563	28.10%	4,005
2012	18.334851	22.923545	25.03%	4,005
2011	20.483684	18.334851	-10.49%	4,005
2010	16.476816	20.483684	24.32%	4,005
2009	10.655087	16.476816	54.64%	4,150
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.053517	12.493206	-11.10%	509,408
2017	12.753651	14.053517	10.19%	641,090
2016	11.451128	12.753651	11.37%	702,057
2015	12.408313	11.451128	-7.71%	717,119
2014	12.260892	12.408313	1.20%	695,993
2013	10.067148	12.260892	21.79%	461,172
2012	8.871033	10.067148	13.48%	214,192
2011	9.156174	8.871033	-3.11%	119,552
2010	8.439583	9.156174	8.49%	42,121
2009	6.584786	8.439583	28.17%	221,525
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.559143	15.591485	-5.84%	913,389
2017	15.343425	16.559143	7.92%	1,079,956
2016	13.674555	15.343425	12.20%	1,191,687
2015	14.951683	13.674555	-8.54%	1,368,083
2014	14.524375	14.951683	2.94%	1,210,904
2013	12.954481	14.524375	12.12%	876,671
2012	11.686925	12.954481	10.85%	584,690
2011	11.599971	11.686925	0.75%	286,554
2010	10.462580	11.599971	10.87%	146,348
2009	7.841436	10.462580	33.43%	94,111
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	31.999186	29.886519	-6.60%	8,176
2017	26.972662	31.999186	18.64%	9,396
2016	23.620681	26.972662	14.19%	9,767
2015	24.913618	23.620681	-5.19%	10,102
2014	23.287348	24.913618	6.98%	12,652
2013	18.248147	23.287348	27.61%	14,685
2012	16.564188	18.248147	10.17%	14,812
2011	15.880295	16.564188	4.31%	15,460
2010	13.376801	15.880295	18.72%	15,978
2009	11.584978	13.376801	15.47%	21,856

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	40.774303	34.952242	-14.28%	46,336
2017	37.446660	40.774303	8.89%	53,137
2016	29.229900	37.446660	28.11%	59,542
2015	32.074607	29.229900	-8.87%	64,443
2014	32.411142	32.074607	-1.04%	69,756
2013	24.176676	32.411142	34.06%	73,433
2012	20.754378	24.176676	16.49%	72,987
2011	21.915273	20.754378	-5.30%	37,226
2010	17.369292	21.915273	26.17%	31,769
2009	13.666982	17.369292	27.09%	31,407
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.782998	9.762143	-17.15%	8,962
2017	8.527895	11.782998	38.17%	10,881
2016	7.379098	8.527895	15.57%	8,648
2015	9.327694	7.379098	-20.89%	12,859
2014*	10.000000	9.327694	-6.72%	13,404
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	24.029533	19.991864	-16.80%	11,689
2017	20.925913	24.029533	14.83%	12,734
2016	19.841566	20.925913	5.47%	12,247
2015	21.564395	19.841566	-7.99%	13,693
2014	24.660268	21.564395	-12.55%	14,259
2013	20.379728	24.660268	21.00%	7,769
2012	17.517842	20.379728	16.34%	7,769
2011	19.920770	17.517842	-12.06%	7,769
2010	18.674542	19.920770	6.67%	7,769
2009	13.848383	18.674542	34.85%	8,028
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.331401	9.359189	0.30%	785,590
2017	9.303556	9.331401	0.30%	967,731
2016	9.184531	9.303556	1.30%	1,106,656
2015	9.753773	9.184531	-5.84%	1,264,424
2014	9.733945	9.753773	0.20%	1,186,355
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.350519	11.624926	-5.88%	45,272
2017	11.095906	12.350519	11.31%	67,171
2016	10.807077	11.095906	2.67%	62,849
2015	11.661174	10.807077	-7.32%	59,664
2014	11.400965	11.661174	2.28%	53,925
2013	10.202217	11.400965	11.75%	50,976
2012*	10.000000	10.202217	2.02%	6,516
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.386658	-6.13%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.196385	9.523250	-6.60%	85,915
2017	9.994467	10.196385	2.02%	96,314
2016	10.205891	9.994467	-2.07%	102,414
2015	10.183564	10.205891	0.22%	111,211
2014	9.888395	10.183564	2.99%	78,272
2013*	10.000000	9.888395	-1.12%	40,402
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.229719	17.238590	-5.44%	432
2017	14.583656	18.229719	25.00%	432
2016	14.527137	14.583656	0.39%	432
2015	14.093885	14.527137	3.07%	2,423
2014	13.241411	14.093885	6.44%	2,634
2013	9.625937	13.241411	37.56%	3,560
2012*	10.000000	9.625937	-3.74%	3,560
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.238779	13.254346	-13.02%	25,949
2017	13.506692	15.238779	12.82%	29,310
2016	12.129177	13.506692	11.36%	33,704
2015	12.877667	12.129177	-5.81%	42,107
2014	12.563216	12.877667	2.50%	53,545
2013	9.938515	12.563216	26.41%	31,501
2012*	10.000000	9.938515	-0.61%	12,498
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.375220	15.165260	-7.39%	7,711
2017	13.624054	16.375220	20.19%	8,114
2016	13.766181	13.624054	-1.03%	9,161
2015	13.845782	13.766181	-0.57%	14,831
2014	13.065937	13.845782	5.97%	17,618
2013	9.720326	13.065937	34.42%	22,315
2012*	10.000000	9.720326	-2.80%	21,442
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.657141	14.567317	-6.96%	911,560
2017	13.452753	15.657141	16.39%	1,099,733
2016	14.031260	13.452753	-4.12%	1,310,560
2015	15.558006	14.031260	-9.81%	1,624,062
2014	16.689770	15.558006	-6.78%	1,692,174
2013	13.554536	16.689770	23.13%	1,420,979
2012	11.558890	13.554536	17.27%	792,795
2011	12.658677	11.558890	-8.69%	403,241
2010	11.837444	12.658677	6.94%	137,345
2009*	10.000000	11.837444	18.37%	19,290

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.994093	12.514667	-3.69%	785,679
2017	12.378099	12.994093	4.98%	918,304
2016	10.826354	12.378099	14.33%	994,324
2015	11.767901	10.826354	-8.00%	914,354
2014	11.735716	11.767901	0.27%	938,436
2013	10.793279	11.735716	8.73%	856,237
2012*	10.000000	10.793279	7.93%	144,563
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.484926	16.210228	-1.67%	330,148
2017	13.201472	16.484926	24.87%	384,294
2016	12.642371	13.201472	4.42%	438,157
2015	13.636142	12.642371	-7.29%	438,534
2014	12.846881	13.636142	6.14%	395,294
2013	10.047642	12.846881	27.86%	293,284
2012*	10.000000	10.047642	0.48%	35,639
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	27.429486	27.104621	-1.18%	7,099
2017	23.595162	27.429486	16.25%	7,099
2016	22.984024	23.595162	2.66%	7,380
2015	23.262259	22.984024	-1.20%	7,380
2014	21.841141	23.262259	6.51%	7,380
2013	18.527280	21.841141	17.89%	5,005
2012	16.607932	18.527280	11.56%	5,252
2011	16.651767	16.607932	-0.26%	5,041
2010	15.651559	16.651767	6.39%	8,983
2009	12.665775	15.651559	23.57%	13,651
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.991251	9.704064	-2.87%	153,111
2017	9.823881	9.991251	1.70%	143,561
2016	9.766197	9.823881	0.59%	200,715
2015*	10.000000	9.766197	-2.34%	56,846
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	41.347993	41.381961	0.08%	57,006
2017	32.322657	41.347993	27.92%	73,095
2016	32.220910	32.322657	0.32%	87,372
2015	29.252806	32.220910	10.15%	101,510
2014	27.407642	29.252806	6.73%	108,661
2013	21.280441	27.407642	28.79%	132,917
2012	17.461218	21.280441	21.87%	105,940
2011	19.068241	17.461218	-8.43%	69,615
2010	18.198945	19.068241	4.78%	55,373
2009	12.666338	18.198945	43.68%	20,596

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.440473	23.272979	-0.71%	223,847
2017	16.437551	23.440473	42.60%	230,028
2016	14.671792	16.437551	12.04%	254,013
2015	14.248429	14.671792	2.97%	196,966
2014	13.242263	14.248429	7.60%	161,260
2013	9.939732	13.242263	33.23%	124,248
2012*	10.000000	9.939732	-0.60%	36,774
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	30.894428	25.796094	-16.50%	49,457
2017	24.001567	30.894428	28.72%	54,168
2016	26.144451	24.001567	-8.20%	60,952
2015	29.134916	26.144451	-10.26%	62,108
2014	33.685224	29.134916	-13.51%	62,034
2013	29.954850	33.685224	12.45%	48,405
2012	26.897782	29.954850	11.37%	42,824
2011	40.399054	26.897782	-33.42%	0
2010	32.839634	40.399054	23.02%	0
2009	18.636894	32.839634	76.21%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.840110	8.686430	-19.87%	221,883
2017	8.617781	10.840110	25.79%	237,068
2016	7.250773	8.617781	18.85%	132,581
2015	9.217400	7.250773	-21.34%	146,936
2014	9.822798	9.217400	-6.16%	63,352
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.173897	9.907472	-2.62%	36,744
2017	9.954253	10.173897	2.21%	40,009
2016*	10.000000	9.954253	-0.46%	34,441
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.546432	16.000598	-3.30%	78,945
2017	13.309889	16.546432	24.32%	86,016
2016	12.431862	13.309889	7.06%	86,420
2015	12.911061	12.431862	-3.71%	85,608
2014	14.184069	12.911061	-8.97%	85,853
2013	10.207292	14.184069	38.96%	58,837
2012*	10.000000	10.207292	2.07%	10,765

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	34.600307	30.517694	-11.80%	260,850
2017	29.963096	34.600307	15.48%	290,810
2016	26.762192	29.963096	11.96%	320,643
2015	27.453783	26.762192	-2.52%	272,805
2014	25.317220	27.453783	8.44%	259,233
2013	18.974532	25.317220	33.43%	226,801
2012	16.640806	18.974532	14.02%	128,728
2011	16.990082	16.640806	-2.06%	87,404
2010	15.524850	16.990082	9.44%	53,839
2009	12.884544	15.524850	20.49%	18,696
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.723043	17.518591	-11.18%	510,245
2017	15.804161	19.723043	24.80%	564,389
2016	15.466300	15.804161	2.18%	590,989
2015	14.783438	15.466300	4.62%	527,340
2014	14.855551	14.783438	-0.49%	432,203
2013	11.828295	14.855551	25.59%	321,458
2012	10.369104	11.828295	14.07%	149,013
2011	10.728047	10.369104	-3.35%	72,016
2010*	10.000000	10.728047	7.28%	38,125
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.757122	12.624147	-1.04%	6,121
2017	10.120059	12.757122	26.06%	7,734
2016	9.716533	10.120059	4.15%	20,007
2015*	10.000000	9.716533	-2.83%	5,227
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.611808	13.270872	-2.50%	13,591
2017	13.062532	13.611808	4.20%	12,192
2016	12.539528	13.062532	4.17%	12,427
2015	12.850372	12.539528	-2.42%	12,427
2014	12.140796	12.850372	5.84%	12,427
2013	12.410211	12.140796	-2.17%	12,474
2012	11.550641	12.410211	7.44%	12,505
2011	11.136196	11.550641	3.72%	17,620
2010	10.590879	11.136196	5.15%	17,620
2009	9.840028	10.590879	7.63%	12,505
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	25.103085	22.959239	-8.54%	0
2017	23.278754	25.103085	7.84%	0
2016	21.392712	23.278754	8.82%	0
2015	21.999148	21.392712	-2.76%	0
2014	21.728819	21.999148	1.24%	0
2013	24.201356	21.728819	-10.22%	0
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
2010	18.371286	19.838457	7.99%	0
2009	14.348989	18.371286	28.03%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.285437	9.321553	-9.37%	54,220
2017	9.287187	10.285437	10.75%	91,179
2016	8.209095	9.287187	13.13%	96,628
2015*	10.000000	8.209095	-17.91%	4,198
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.162658	17.500316	-8.67%	18,778
2017	16.570403	19.162658	15.64%	26,965
2016	15.169788	16.570403	9.23%	29,208
2015	16.606704	15.169788	-8.65%	31,976
2014	17.232436	16.606704	-3.63%	40,589
2013	13.275050	17.232436	29.81%	42,628
2012	11.002007	13.275050	20.66%	28,561
2011	11.283324	11.002007	-2.49%	10,130
2010*	10.000000	11.283324	12.83%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.312786	23.437557	-10.93%	116,012
2017	24.658730	26.312786	6.71%	135,495
2016	20.845233	24.658730	18.29%	140,170
2015	22.168908	20.845233	-5.97%	124,520
2014	19.946708	22.168908	11.14%	101,174
2013	15.394976	19.946708	29.57%	85,352
2012	13.671001	15.394976	12.61%	46,492
2011	13.825581	13.671001	-1.12%	36,336
2010	12.417195	13.825581	11.34%	40,959
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.365896	16.235731	-6.51%	2,848,910
2017	15.240492	17.365896	13.95%	3,023,316
2016	14.208866	15.240492	7.26%	3,361,390
2015	14.299178	14.208866	-0.63%	3,187,534
2014	13.840957	14.299178	3.31%	2,645,631
2013	11.409307	13.840957	21.31%	2,099,113
2012	10.020388	11.409307	13.86%	1,044,024
2011	10.089236	10.020388	-0.68%	564,928
2010	9.153218	10.089236	10.23%	228,166
2009	7.537242	9.153218	21.44%	108,610
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.557677	11.249684	-2.66%	355,198
2017	11.379622	11.557677	1.56%	412,136
2016	11.265560	11.379622	1.01%	433,058
2015	11.475254	11.265560	-1.83%	417,289
2014	11.108794	11.475254	3.30%	324,246
2013	11.587676	11.108794	-4.13%	242,208
2012	11.219328	11.587676	3.28%	207,392
2011	10.783999	11.219328	4.04%	165,370
2010	10.339936	10.783999	4.29%	143,013
2009	9.369657	10.339936	10.36%	81,046

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.146206	17.954280	-10.88%	642,156
2017	15.632004	20.146206	28.88%	724,571
2016	15.855794	15.632004	-1.41%	784,024
2015	15.124041	15.855794	4.84%	831,180
2014	15.092915	15.124041	0.21%	731,635
2013	11.923253	15.092915	26.58%	481,751
2012	9.925368	11.923253	20.13%	227,774
2011	11.121844	9.925368	-10.76%	131,510
2010	10.154988	11.121844	9.52%	102,347
2009	7.288016	10.154988	39.34%	57,143
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.442305	19.981370	-2.25%	1,043,685
2017	16.255186	20.442305	25.76%	1,128,133
2016	15.145964	16.255186	7.32%	1,314,518
2015	14.462710	15.145964	4.72%	1,348,486
2014	13.600737	14.462710	6.34%	1,176,024
2013	10.664096	13.600737	27.54%	940,431
2012	9.231445	10.664096	15.52%	520,767
2011	9.842687	9.231445	-6.21%	378,911
2010	8.462921	9.842687	16.30%	310,637
2009	6.197142	8.462921	36.56%	184,951
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.183320	16.537434	-3.76%	1,452,558
2017	14.321589	17.183320	19.98%	1,590,167
2016	13.101235	14.321589	9.31%	1,780,798
2015	13.171150	13.101235	-0.53%	1,742,880
2014	12.143349	13.171150	8.46%	1,494,435
2013	9.280938	12.143349	30.84%	1,020,785
2012	8.057376	9.280938	15.19%	437,132
2011	8.375360	8.057376	-3.80%	374,966
2010	7.669690	8.375360	9.20%	245,234
2009	5.964017	7.669690	28.60%	107,939
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	16.149269	15.516866	-3.92%	300,061
2017	15.433929	16.149269	4.63%	319,760
2016	14.435943	15.433929	6.91%	321,976
2015	15.107336	14.435943	-4.44%	258,306
2014	14.779017	15.107336	2.22%	302,066
2013	15.190129	14.779017	-2.71%	206,558
2012	13.753001	15.190129	10.45%	144,795
2011	13.241444	13.753001	3.86%	70,498
2010	12.168368	13.241444	8.82%	24,077
2009	9.942246	12.168368	22.39%	16,496

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	30.382996	27.664008	-8.95%	109,474
2017	26.235044	30.382996	15.81%	129,321
2016	22.675525	26.235044	15.70%	134,733
2015	24.650395	22.675525	-8.01%	142,835
2014	22.998312	24.650395	7.18%	155,415
2013	17.274269	22.998312	33.14%	109,686
2012	14.856263	17.274269	16.28%	60,490
2011	15.492312	14.856263	-4.11%	59,915
2010	13.637622	15.492312	13.60%	24,206
2009	10.804956	13.637622	26.22%	14,101
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.942366	9.854292	-9.94%	26,428
2017	9.389012	10.942366	16.54%	38,065
2016	9.265636	9.389012	1.33%	45,220
2015*	10.000000	9.265636	-7.34%	21,970
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.074180	0.74%	22,594
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.551714	21.523458	-4.56%	225,466
2017	21.466863	22.551714	5.05%	237,058
2016	19.109692	21.466863	12.33%	289,899
2015	19.940363	19.109692	-4.17%	175,852
2014	19.760630	19.940363	0.91%	192,842
2013	18.755489	19.760630	5.36%	2,154
2012	16.639082	18.755489	12.72%	2,337
2011	16.287204	16.639082	2.16%	2,352
2010	14.627741	16.287204	11.34%	2,367
2009	10.181901	14.627741	43.66%	3,072
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.200381	16.076167	-6.54%	38,463
2017	14.010264	17.200381	22.77%	79,156
2016	12.539184	14.010264	11.73%	44,904
2015	12.896912	12.539184	-2.77%	44,642
2014	12.299836	12.896912	4.85%	53,562
2013	8.708625	12.299836	41.24%	73,005
2012	7.575239	8.708625	14.96%	40,751
2011	8.713869	7.575239	-13.07%	14,849
2010	7.674674	8.713869	13.54%	9,090
2009	5.098914	7.674674	50.52%	2,871

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.354401	16.998106	-7.39%	40,664
2017	15.758195	18.354401	16.48%	55,889
2016	14.543528	15.758195	8.35%	60,774
2015	14.842112	14.543528	-2.01%	58,166
2014	13.648971	14.842112	8.74%	50,943
2013	10.011241	13.648971	36.34%	48,874
2012	9.134578	10.011241	9.60%	14,265
2011	9.596199	9.134578	-4.81%	21,496
2010	7.892510	9.596199	21.59%	2,692
2009	6.110181	7.892510	29.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.293500	13.430483	-12.18%	82,940
2017	12.972949	15.293500	17.89%	105,175
2016	12.165795	12.972949	6.63%	114,920
2015	12.584344	12.165795	-3.33%	159,882
2014	12.238624	12.584344	2.82%	177,890
2013	9.606118	12.238624	27.40%	175,174
2012	8.404994	9.606118	14.29%	111,485
2011	9.123333	8.404994	-7.87%	95,453
2010	8.065347	9.123333	13.12%	38,645
2009	6.344226	8.065347	27.13%	15,953
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.939075	12.859878	-7.74%	742,351
2017	12.641582	13.939075	10.26%	812,468
2016	12.107042	12.641582	4.42%	821,734
2015	12.435649	12.107042	-2.64%	1,002,066
2014	12.117125	12.435649	2.63%	914,543
2013	10.739944	12.117125	12.82%	894,419
2012	9.827937	10.739944	9.28%	597,069
2011	10.123577	9.827937	-2.92%	402,861
2010	9.318454	10.123577	8.64%	84,945
2009	7.903416	9.318454	17.90%	43,844
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.808819	13.381603	-9.64%	352,641
2017	12.994971	14.808819	13.96%	478,452
2016	12.304774	12.994971	5.61%	501,681
2015	12.673240	12.304774	-2.91%	534,062
2014	12.301449	12.673240	3.02%	423,940
2013	10.310816	12.301449	19.31%	292,125
2012	9.220877	10.310816	11.82%	216,139
2011	9.705119	9.220877	-4.99%	97,942
2010	8.775630	9.705119	10.59%	27,531
2009	7.182694	8.775630	22.18%	8,312

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.338275	11.823523	-4.17%	482,590
2017	11.788755	12.338275	4.66%	625,248
2016	11.451654	11.788755	2.94%	690,411
2015	11.723899	11.451654	-2.32%	697,178
2014	11.529829	11.723899	1.68%	621,087
2013	11.166474	11.529829	3.25%	512,746
2012	10.556847	11.166474	5.77%	358,391
2011	10.578841	10.556847	-0.21%	234,395
2010	10.066259	10.578841	5.09%	53,796
2009	9.051407	10.066259	11.21%	49,318
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.009977	10.988105	-8.51%	190,958
2017	10.634430	12.009977	12.93%	238,017
2016	10.237978	10.634430	3.87%	250,295
2015	10.871267	10.237978	-5.83%	282,389
2014	10.803853	10.871267	0.62%	258,518
2013*	10.000000	10.803853	8.04%	138,568
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.333131	11.276391	-8.57%	154,468
2017	10.640101	12.333131	15.91%	199,497
2016	10.180195	10.640101	4.52%	299,752
2015	10.876137	10.180195	-6.40%	474,499
2014	10.942101	10.876137	-0.60%	500,056
2013*	10.000000	10.942101	9.42%	127,512
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.412127	13.175352	-8.58%	1,729,512
2017	12.850669	14.412127	12.15%	1,868,355
2016	12.234537	12.850669	5.04%	2,027,146
2015	12.567429	12.234537	-2.65%	2,073,679
2014	12.213602	12.567429	2.90%	1,968,550
2013	10.536222	12.213602	15.92%	1,464,050
2012	9.529175	10.536222	10.57%	583,140
2011	9.915082	9.529175	-3.89%	341,648
2010	9.047478	9.915082	9.59%	114,189
2009	7.539794	9.047478	20.00%	118,184
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.026958	13.380078	-10.96%	228,389
2017	12.933574	15.026958	16.19%	339,724
2016	12.215941	12.933574	5.87%	443,384
2015	12.604625	12.215941	-3.08%	460,881
2014	12.250727	12.604625	2.89%	462,838
2013	10.017858	12.250727	22.29%	438,854
2012	8.885150	10.017858	12.75%	282,608
2011	9.471826	8.885150	-6.19%	126,619
2010	8.494974	9.471826	11.50%	42,434
2009	6.820361	8.494974	24.55%	6,131

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.459795	12.612433	-6.30%	362,726
2017	12.447526	13.459795	8.13%	408,392
2016	11.933614	12.447526	4.31%	567,759
2015	12.258239	11.933614	-2.65%	601,098
2014	11.968960	12.258239	2.42%	504,601
2013	10.934659	11.968960	9.46%	409,361
2012	10.098600	10.934659	8.28%	344,349
2011	10.290272	10.098600	-1.86%	228,284
2010	9.591116	10.290272	7.29%	182,038
2009	8.282650	9.591116	15.80%	6,893
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.489403	12.203948	-2.29%	222,962
2017	12.182745	12.489403	2.52%	246,714
2016	11.790163	12.182745	3.33%	254,650
2015	12.088315	11.790163	-2.47%	255,065
2014	11.735766	12.088315	3.00%	246,569
2013	12.185985	11.735766	-3.69%	121,078
2012	11.522414	12.185985	5.76%	78,265
2011	11.021687	11.522414	4.54%	57,005
2010	10.489872	11.021687	5.07%	16,878
2009	9.817027	10.489872	6.85%	3,573
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.314864	12.910242	-3.04%	124,213
2017	13.039576	13.314864	2.11%	138,045
2016	12.823240	13.039576	1.69%	152,530
2015	13.099503	12.823240	-2.11%	135,870
2014	12.692890	13.099503	3.20%	92,460
2013	13.169096	12.692890	-3.62%	60,387
2012	12.494405	13.169096	5.40%	64,553
2011	11.972943	12.494405	4.36%	56,728
2010	11.254404	11.972943	6.38%	13,013
2009	9.822838	11.254404	14.57%	1,625
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.914994	12.296561	-11.63%	43,737
2017	11.995258	13.914994	16.00%	53,409
2016	10.943577	11.995258	9.61%	19,037
2015	11.484322	10.943577	-4.71%	14,301
2014	11.316983	11.484322	1.48%	12,555
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.923400	11.721323	-9.30%	197,552
2017	11.537110	12.923400	12.02%	194,112
2016	10.778967	11.537110	7.03%	203,405
2015	11.150671	10.778967	-3.33%	210,121
2014	11.125179	11.150671	0.23%	121,878

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.928376	28.024381	-3.12%	191,256
2017	23.135026	28.928376	25.04%	278,744
2016	22.753747	23.135026	1.68%	285,989
2015	22.059889	22.753747	3.15%	143,292
2014	20.650430	22.059889	6.83%	106,350
2013	15.398590	20.650430	34.11%	93,813
2012	13.215069	15.398590	16.52%	91,478
2011	13.773149	13.215069	-4.05%	70,492
2010	12.898447	13.773149	6.78%	62,408
2009*	10.000000	12.898447	28.98%	897
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	36.396705	29.488429	-18.98%	70,636
2017	26.190423	36.396705	38.97%	78,440
2016	24.763164	26.190423	5.76%	95,541
2015	30.042910	24.763164	-17.57%	116,698
2014	32.387391	30.042910	-7.24%	130,036
2013	32.773461	32.387391	-1.18%	0
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
2010	32.771708	37.379243	14.06%	0
2009	20.421084	32.771708	60.48%	142
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.512368	12.305168	-1.66%	194,095
2017	12.455646	12.512368	0.46%	298,813
2016	12.564431	12.455646	-0.87%	354,461
2015	12.782639	12.564431	-1.71%	180,839
2014	12.422870	12.782639	2.90%	159,614
2013	13.158533	12.422870	-5.59%	167,579
2012	12.976355	13.158533	1.40%	292,097
2011	12.294754	12.976355	5.54%	203,828
2010	11.924444	12.294754	3.11%	94,637
2009	11.801052	11.924444	1.05%	72,182
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.190385	9.168296	-0.24%	1,735,441
2017	9.300210	9.190385	-1.18%	1,616,169
2016	9.450299	9.300210	-1.59%	2,014,025
2015	9.603961	9.450299	-1.60%	2,074,925
2014	9.760122	9.603961	-1.60%	2,108,495
2013	9.918820	9.760122	-1.60%	1,654,401
2012	10.080544	9.918820	-1.60%	1,035,003
2011	10.243993	10.080544	-1.60%	639,864
2010	10.410549	10.243993	-1.60%	517,055
2009	10.575386	10.410549	-1.56%	264,461

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.327891	8.657511	-16.17%	134,752
2017	8.259168	10.327891	25.05%	176,354
2016	8.340239	8.259168	-0.97%	175,512
2015	8.757950	8.340239	-4.77%	154,555
2014	8.964887	8.757950	-2.31%	109,102
2013	7.749583	8.964887	15.68%	89,644
2012	6.835126	7.749583	13.38%	67,568
2011	7.717855	6.835126	-11.44%	88,964
2010	6.940738	7.717855	11.20%	19,607
2009	5.448853	6.940738	27.38%	21,140
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.268607	9.521015	-15.51%	157,297
2017	9.201033	11.268607	22.47%	154,615
2016	9.301580	9.201033	-1.08%	151,821
2015	9.585993	9.301580	-2.97%	216,582
2014	10.384440	9.585993	-7.69%	168,526
2013	8.720863	10.384440	19.08%	149,689
2012	7.497524	8.720863	16.32%	30,292
2011	8.742609	7.497524	-14.24%	4,045
2010	8.272622	8.742609	5.68%	30,075
2009	6.536956	8.272622	26.55%	5,155
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	29.346896	26.317883	-10.32%	155,220
2017	25.181788	29.346896	16.54%	178,000
2016	23.376838	25.181788	7.72%	193,553
2015	23.996480	23.376838	-2.58%	199,499
2014	23.228642	23.996480	3.31%	208,789
2013	18.551422	23.228642	25.21%	169,202
2012	16.266809	18.551422	14.04%	139,704
2011	17.207273	16.266809	-5.47%	101,407
2010	15.255212	17.207273	12.80%	78,402
2009	12.187565	15.255212	25.17%	27,689
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.160723	16.065825	-6.38%	444,805
2017	15.692285	17.160723	9.36%	543,193
2016	15.001263	15.692285	4.61%	659,356
2015	15.271717	15.001263	-1.77%	689,452
2014	14.839596	15.271717	2.91%	590,398
2013	13.296005	14.839596	11.61%	448,285
2012	12.353220	13.296005	7.63%	155,066
2011	12.443560	12.353220	-0.73%	104,871
2010	11.515622	12.443560	8.06%	47,810
2009*	10.000000	11.515622	15.16%	36,639

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.451985	18.820865	-7.98%	368,080
2017	18.102804	20.451985	12.98%	401,715
2016	17.074860	18.102804	6.02%	440,933
2015	17.445293	17.074860	-2.12%	461,765
2014	16.850710	17.445293	3.53%	333,601
2013	14.330900	16.850710	17.58%	251,197
2012	12.975019	14.330900	10.45%	147,918
2011	13.310100	12.975019	-2.52%	43,148
2010	12.073858	13.310100	10.24%	41,283
2009*	10.000000	12.073858	20.74%	26,919
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.654011	14.158253	-3.38%	1,079,349
2017	14.090882	14.654011	4.00%	1,178,356
2016	13.733797	14.090882	2.60%	1,222,814
2015	13.920261	13.733797	-1.34%	924,064
2014	13.616857	13.920261	2.23%	946,797
2013	13.200453	13.616857	3.15%	777,483
2012	12.755443	13.200453	3.49%	430,180
2011	12.593285	12.755443	1.29%	240,743
2010	12.085834	12.593285	4.20%	101,502
2009	11.259468	12.085834	7.34%	36,607
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.919943	11.068377	-7.14%	175,196
2017	10.622731	11.919943	12.21%	227,182
2016	10.212099	10.622731	4.02%	246,900
2015	10.725804	10.212099	-4.79%	266,202
2014	10.638928	10.725804	0.82%	219,526
2013*	10.000000	10.638928	6.39%	42,519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.293590	11.363487	-7.57%	146,665
2017	10.681078	12.293590	15.10%	174,436
2016	10.148841	10.681078	5.24%	177,745
2015	10.738592	10.148841	-5.49%	198,713
2014	10.727233	10.738592	0.11%	174,348
2013*	10.000000	10.727233	7.27%	49,180
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	22.012318	20.427987	-7.20%	736,149
2017	19.808585	22.012318	11.13%	886,775
2016	18.787779	19.808585	5.43%	1,073,177
2015	19.157395	18.787779	-1.93%	1,173,948
2014	18.509872	19.157395	3.50%	1,105,609
2013	16.128952	18.509872	14.76%	990,163
2012	14.792455	16.128952	9.03%	665,147
2011	15.038547	14.792455	-1.64%	517,820
2010	13.779143	15.038547	9.14%	406,969
2009	11.754010	13.779143	17.23%	359,472

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	26.306088	23.882952	-9.21%	306,118
2017	22.911274	26.306088	14.82%	335,947
2016	21.462451	22.911274	6.75%	383,208
2015	21.971809	21.462451	-2.32%	401,270
2014	21.274489	21.971809	3.28%	382,083
2013	17.666886	21.274489	20.42%	327,043
2012	15.783031	17.666886	11.94%	189,544
2011	16.387640	15.783031	-3.69%	145,989
2010	14.759653	16.387640	11.03%	79,853
2009	12.058324	14.759653	22.40%	63,868
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.267881	17.303223	-5.28%	488,469
2017	16.998314	18.267881	7.47%	570,643
2016	16.341968	16.998314	4.02%	763,022
2015	16.612778	16.341968	-1.63%	706,266
2014	16.118956	16.612778	3.06%	541,696
2013	14.825135	16.118956	8.73%	528,318
2012	13.945554	14.825135	6.31%	374,425
2011	13.885416	13.945554	0.43%	340,998
2010	13.003655	13.885416	6.78%	173,503
2009	11.535373	13.003655	12.73%	78,655
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.802874	11.053176	-6.35%	189,198
2017	10.203256	11.802874	15.68%	224,674
2016	9.552209	10.203256	6.82%	289,092
2015	9.930687	9.552209	-3.81%	373,276
2014*	10.000000	9.930687	-0.69%	297,106
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.940561	12.404517	-4.14%	37,897
2017	10.805847	12.940561	19.76%	26,652
2016	9.978700	10.805847	8.29%	27,688
2015	10.126626	9.978700	-1.46%	28,782
2014*	10.000000	10.126626	1.27%	15,462
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	43.454650	37.888011	-12.81%	154,504
2017	38.140840	43.454650	13.93%	165,423
2016	32.221668	38.140840	18.37%	144,420
2015	33.597035	32.221668	-4.09%	164,045
2014	31.203815	33.597035	7.67%	127,426
2013	23.834214	31.203815	30.92%	106,446
2012	20.619756	23.834214	15.59%	69,569
2011	21.501436	20.619756	-4.10%	51,925
2010	17.314144	21.501436	24.18%	39,274
2009	12.866511	17.314144	34.57%	18,813

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.312129	10.094597	-18.01%	98,468
2017	9.966622	12.312129	23.53%	93,031
2016	10.384934	9.966622	-4.03%	94,848
2015	10.623347	10.384934	-2.24%	105,041
2014	10.944064	10.623347	-2.93%	77,828
2013	9.185849	10.944064	19.14%	58,643
2012	8.081307	9.185849	13.67%	20,094
2011	9.086965	8.081307	-11.07%	13,754
2010	8.114390	9.086965	11.99%	7,697
2009	6.058679	8.114390	33.93%	7,676
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.691725	14.389398	-18.67%	40,689
2017	14.672159	17.691725	20.58%	45,911
2016	14.202581	14.672159	3.31%	48,605
2015	15.248707	14.202581	-6.86%	58,405
2014	17.157025	15.248707	-11.12%	54,333
2013	14.403929	17.157025	19.11%	0
2012	12.506538	14.403929	15.17%	0
2011	15.205367	12.506538	-17.75%	0
2010	14.592263	15.205367	4.20%	0
2009	11.450634	14.592263	27.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.460919	17.555301	-4.91%	122,489
2017	14.444342	18.460919	27.81%	130,924
2016	14.392141	14.444342	0.36%	147,185
2015	14.182311	14.392141	1.48%	166,629
2014	13.085001	14.182311	8.39%	152,701
2013	9.893093	13.085001	32.26%	165,769
2012	8.657050	9.893093	14.28%	97,442
2011	9.091405	8.657050	-4.78%	85,951
2010	8.009068	9.091405	13.51%	27,200
2009	6.292346	8.009068	27.28%	11,648
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.439012	14.266937	-13.21%	108,602
2017	14.607626	16.439012	12.54%	121,984
2016	12.791946	14.607626	14.19%	151,644
2015	13.462609	12.791946	-4.98%	160,999
2014	12.410294	13.462609	8.48%	157,909
2013	9.340331	12.410294	32.87%	136,764
2012	8.072481	9.340331	15.71%	86,007
2011	8.735710	8.072481	-7.59%	59,696
2010	7.874053	8.735710	10.94%	32,530
2009	6.280491	7.874053	25.37%	36,506

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.248063	16.688973	-8.54%	148,411
2017	14.541635	18.248063	25.49%	165,998
2016	13.933674	14.541635	4.36%	159,423
2015	14.209370	13.933674	-1.94%	200,445
2014	13.922552	14.209370	2.06%	93,822
2013	10.207959	13.922552	36.39%	85,895
2012	9.049132	10.207959	12.81%	54,954
2011	9.624361	9.049132	-5.98%	46,538
2010	7.733736	9.624361	24.45%	14,719
2009	6.202867	7.733736	24.68%	13,992
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.172012	18.090869	-14.55%	69,392
2017	18.899743	21.172012	12.02%	83,332
2016	16.332646	18.899743	15.72%	130,141
2015	17.091435	16.332646	-4.44%	105,353
2014	14.843036	17.091435	15.15%	74,630
2013	11.117741	14.843036	33.51%	60,511
2012	9.711509	11.117741	14.48%	35,506
2011	10.103648	9.711509	-3.88%	21,965
2010	8.582814	10.103648	17.72%	7,653
2009	6.685366	8.582814	28.38%	8,751
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	28.748035	25.961379	-9.69%	43,305
2017	23.437524	28.748035	22.66%	47,714
2016	22.041440	23.437524	6.33%	50,032
2015	22.281846	22.041440	-1.08%	77,023
2014	22.083646	22.281846	0.90%	38,225
2013	15.590460	22.083646	41.65%	25,199
2012	14.010209	15.590460	11.28%	30,456
2011	14.361230	14.010209	-2.44%	25,444
2010	11.665889	14.361230	23.10%	12,375
2009	9.321418	11.665889	25.15%	4,092
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	40.880529	33.335144	-18.46%	34,052
2017	38.199668	40.880529	7.02%	41,791
2016	30.903389	38.199668	23.61%	44,216
2015	33.513737	30.903389	-7.79%	42,345
2014	31.900538	33.513737	5.06%	35,371
2013	23.152434	31.900538	37.78%	27,179
2012	19.558424	23.152434	18.38%	21,389
2011	21.022225	19.558424	-6.96%	19,841
2010	16.891763	21.022225	24.45%	11,056
2009	13.639292	16.891763	23.85%	2,435

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	38.303059	32.850031	-14.24%	29,710
2017	34.385474	38.303059	11.39%	33,244
2016	28.514738	34.385474	20.59%	33,743
2015	29.538217	28.514738	-3.46%	37,975
2014	29.852578	29.538217	-1.05%	36,197
2013	21.584842	29.852578	38.30%	31,850
2012	19.037780	21.584842	13.38%	16,562
2011	20.538617	19.037780	-7.31%	16,177
2010	16.700576	20.538617	22.98%	10,628
2009	12.625283	16.700576	32.28%	8,030
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	28.048419	27.520589	-1.88%	15,857
2017	23.704189	28.048419	18.33%	19,832
2016	21.670555	23.704189	9.38%	21,103
2015	21.878120	21.670555	-0.95%	29,865
2014	19.884247	21.878120	10.03%	37,933
2013	15.450290	19.884247	28.70%	28,925
2012	13.792245	15.450290	12.02%	1,021
2011	13.963239	13.792245	-1.22%	806
2010	12.532874	13.963239	11.41%	2,286
2009	10.144166	12.532874	23.55%	11,377
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.202418	13.406967	-5.60%	327,685
2017	13.597376	14.202418	4.45%	377,844
2016	12.892526	13.597376	5.47%	412,919
2015	13.888310	12.892526	-7.17%	467,082
2014	10.974612	13.888310	26.55%	469,479
2013	10.859827	10.974612	1.06%	385,410
2012	9.548921	10.859827	13.73%	215,434
2011	9.142631	9.548921	4.44%	143,516
2010	7.156887	9.142631	27.75%	47,847
2009	5.572806	7.156887	28.43%	23,548
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.873020	15.792487	-6.40%	1,237,938
2017	14.144470	16.873020	19.29%	1,343,042
2016	12.903330	14.144470	9.62%	1,272,284
2015	12.990655	12.903330	-0.67%	1,278,156
2014	11.675089	12.990655	11.27%	780,079
2013*	10.000000	11.675089	16.75%	339,976

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.216813	10.134906	-0.80%	300,309
2017	10.221076	10.216813	-0.04%	342,701
2016	10.134303	10.221076	0.86%	362,091
2015	10.334346	10.134303	-1.94%	370,051
2014	10.450771	10.334346	-1.11%	389,414
2013	10.609527	10.450771	-1.50%	358,477
2012	10.415485	10.609527	1.86%	270,844
2011	10.448755	10.415485	-0.32%	122,888
2010	10.367761	10.448755	0.78%	116,536
2009	9.836967	10.367761	5.40%	65,845
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.142471	14.081052	-12.77%	206,069
2017	14.366826	16.142471	12.36%	206,109
2016	12.078820	14.366826	18.94%	151,468
2015	12.905266	12.078820	-6.40%	237,785
2014	12.544163	12.905266	2.88%	182,073
2013*	10.000000	12.544163	25.44%	112,853
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.602115	13.772071	-17.05%	68,842
2017	13.747984	16.602115	20.76%	93,833
2016	13.816837	13.747984	-0.50%	99,968
2015	14.611837	13.816837	-5.44%	109,595
2014	16.166548	14.611837	-9.62%	94,144
2013	13.680366	16.166548	18.17%	64,355
2012	11.628298	13.680366	17.65%	31,450
2011	13.493927	11.628298	-13.83%	21,037
2010	12.894893	13.493927	4.65%	9,155
2009*	10.000000	12.894893	28.95%	1,299
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	36.850254	33.879424	-8.06%	661
2017	30.063241	36.850254	22.58%	752
2016	29.330103	30.063241	2.50%	894
2015	29.513430	29.330103	-0.62%	1,133
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.049066	9.988357	-0.60%	36,231
2017	10.121807	10.049066	-0.72%	39,507
2016	10.162021	10.121807	-0.40%	43,576
2015	10.308321	10.162021	-1.42%	92,190
2014	10.412426	10.308321	-1.00%	99,218
2013	10.516856	10.412426	-0.99%	99,298
2012	10.217747	10.516856	2.93%	157,364
2011	10.353523	10.217747	-1.31%	84,960
2010	9.993690	10.353523	3.60%	60,822
2009	8.961825	9.993690	11.51%	17,263

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	29.931936	27.764011	-7.24%	238
2017	25.683801	29.931936	16.54%	238
2016	23.757299	25.683801	8.11%	11,457
2015	24.256053	23.757299	-2.06%	11,457
2014	22.331964	24.256053	8.62%	11,457
2013	16.492999	22.331964	35.40%	11,457
2012	15.103511	16.492999	9.20%	11,457
2011	15.836435	15.103511	-4.63%	11,457
2010	13.099765	15.836435	20.89%	11,457
2009	10.129439	13.099765	29.32%	11,457
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.474398	10.566373	-7.91%	210,698
2017	10.577243	11.474398	8.48%	215,798
2016	10.158036	10.577243	4.13%	225,149
2015	10.840234	10.158036	-6.29%	244,128
2014	10.727895	10.840234	1.05%	247,444
2013	10.144884	10.727895	5.75%	176,987
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.351354	11.048315	-10.55%	8,610
2017	10.697215	12.351354	15.46%	11,973
2016	10.338094	10.697215	3.47%	13,224
2015	11.593542	10.338094	-10.83%	19,993
2014	11.678813	11.593542	-0.73%	21,710
2013	10.263615	11.678813	13.79%	10,258
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.217623	11.105641	-9.10%	12,709
2017	10.927773	12.217623	11.80%	30,949
2016	10.491744	10.927773	4.16%	43,999
2015	11.424649	10.491744	-8.17%	60,676
2014	11.327403	11.424649	0.86%	62,420
2013	10.281267	11.327403	10.18%	12,555
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	39.658991	33.794519	-14.79%	88,645
2017	29.564137	39.658991	34.15%	94,723
2016	30.090800	29.564137	-1.75%	106,544
2015	29.496880	30.090800	2.01%	123,332
2014	29.372625	29.496880	0.42%	103,686
2013	23.505623	29.372625	24.96%	23
2012	19.750746	23.505623	19.01%	23
2011	21.942382	19.750746	-9.99%	23
2010	19.272506	21.942382	13.85%	486
2009	14.054712	19.272506	37.12%	1,581

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.502529	9.864490	-6.08%	122,005
2017	10.065245	10.502529	4.34%	129,262
2016	9.625427	10.065245	4.57%	133,825
2015	10.031931	9.625427	-4.05%	153,568
2014	9.947216	10.031931	0.85%	136,707
2013	10.146203	9.947216	-1.96%	80,274
2012*	10.000000	10.146203	1.46%	3,374
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.895617	8.624239	-20.85%	61,898
2017	8.756554	10.895617	24.43%	82,555
2016	9.146919	8.756554	-4.27%	104,259
2015	9.015644	9.146919	1.46%	106,096
2014*	10.000000	9.015644	-9.84%	31,041
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	29.623933	26.787088	-9.58%	108,318
2017	25.810440	29.623933	14.78%	122,206
2016	23.566334	25.810440	9.52%	253,046
2015	23.227876	23.566334	1.46%	145,108
2014	21.381734	23.227876	8.63%	137,693
2013	16.531856	21.381734	29.34%	92,465
2012	14.408177	16.531856	14.74%	68,410
2011	14.688167	14.408177	-1.91%	19,466
2010	12.887321	14.688167	13.97%	17,070
2009	10.232409	12.887321	25.95%	13,710
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	42.227669	37.169476	-11.98%	56,688
2017	37.671968	42.227669	12.09%	63,122
2016	32.533439	37.671968	15.79%	70,481
2015	35.207989	32.533439	-7.60%	75,944
2014	32.045669	35.207989	9.87%	60,949
2013	23.158650	32.045669	38.37%	43,132
2012	20.001744	23.158650	15.78%	28,512
2011	20.822521	20.001744	-3.94%	22,160
2010	17.196075	20.822521	21.09%	11,400
2009	12.766925	17.196075	34.69%	5,740
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.436018	10.639140	-6.97%	338,632
2017	10.250117	11.436018	11.57%	379,912
2016	9.225722	10.250117	11.10%	416,274
2015	10.324354	9.225722	-10.64%	478,812
2014	10.444724	10.324354	-1.15%	619,632
2013	10.602967	10.444724	-1.49%	656,709
2012*	10.000000	10.602967	6.03%	241,540

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.541075	9.871032	-6.36%	78,243
2017	9.757685	10.541075	8.03%	74,418
2016	8.758631	9.757685	11.41%	68,750
2015	9.116675	8.758631	-3.93%	39,474
2014	9.136582	9.116675	-0.22%	27,519
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.795411	11.132906	-5.62%	113,497
2017	10.824681	11.795411	8.97%	122,589
2016	10.689839	10.824681	1.26%	124,529
2015	11.703429	10.689839	-8.66%	145,880
2014	11.858036	11.703429	-1.30%	160,713
2013	12.897848	11.858036	-8.06%	168,665
2012	12.456362	12.897848	3.54%	195,509
2011	11.675695	12.456362	6.69%	160,938
2010	10.848770	11.675695	7.62%	101,540
2009*	10.000000	10.848770	8.49%	11,818
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.150787	10.997420	-1.38%	649,479
2017	11.191469	11.150787	-0.36%	732,922
2016	11.226438	11.191469	-0.31%	899,089
2015	11.385207	11.226438	-1.39%	1,036,618
2014	11.484399	11.385207	-0.86%	1,113,484
2013	11.698304	11.484399	-1.83%	1,133,239
2012	11.242559	11.698304	4.05%	918,310
2011	11.310867	11.242559	-0.60%	420,115
2010	10.928078	11.310867	3.50%	243,287
2009*	10.000000	10.928078	9.28%	83,114
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.162124	10.141336	-0.20%	92,589
2017	10.094215	10.162124	0.67%	36,884
2016*	10.000000	10.094215	0.94%	28,304
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.924265	10.680267	-2.23%	1,357,391
2017	10.591226	10.924265	3.14%	1,565,850
2016	10.491897	10.591226	0.95%	1,632,178
2015	10.626842	10.491897	-1.27%	1,720,891
2014	10.367567	10.626842	2.50%	1,692,578
2013	10.756996	10.367567	-3.62%	1,680,768
2012	9.983857	10.756996	7.74%	1,232,455
2011*	10.000000	9.983857	-0.16%	214,930
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.241523	10.121739	-9.96%	9,722
2017*	10.000000	11.241523	12.42%	5,249

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.302903	13.400375	0.73%	6,635
2017	10.327097	13.302903	28.82%	0
2016*	10.000000	10.327097	3.27%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.946855	16.670429	-20.42%	551
2017	16.816501	20.946855	24.56%	1,316
2016	17.518996	16.816501	-4.01%	0
2015	17.778957	17.518996	-1.46%	0
2014	19.381728	17.778957	-8.27%	0
2013	15.379563	19.381728	26.02%	0
2012	12.820437	15.379563	19.96%	0
2011	15.684717	12.820437	-18.26%	0
2010	14.487090	15.684717	8.27%	0
2009	11.812774	14.487090	22.64%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.324050	34.061263	-0.77%	301,648
2017	27.398763	34.324050	25.28%	344,826
2016	31.184755	27.398763	-12.14%	397,754
2015	28.177929	31.184755	10.67%	470,478
2014	21.822141	28.177929	29.13%	362,003
2013	14.734130	21.822141	48.11%	256,394
2012	11.430744	14.734130	28.90%	100,713
2011	10.523301	11.430744	8.62%	48,641
2010*	10.000000	10.523301	5.23%	1,008
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.367245	5.188386	-29.57%	271,660
2017	7.637256	7.367245	-3.54%	197,385
2016	5.411695	7.637256	41.13%	268,362
2015	8.286172	5.411695	-34.69%	220,641
2014	10.441073	8.286172	-20.64%	207,127
2013	9.620384	10.441073	8.53%	171,540
2012*	10.000000	9.620384	-3.80%	81,021
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.535888	5.317911	-29.43%	19,125
2017	7.790347	7.535888	-3.27%	22,165
2016	5.508765	7.790347	41.42%	25,688
2015	8.412079	5.508765	-34.51%	29,900
2014	10.567866	8.412079	-20.40%	34,862
2013	9.716203	10.567866	8.77%	48,645
2012*	10.000000	9.716203	-2.84%	93,844

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.053273	28.959959	-0.32%	130,676
2017	23.458347	29.053273	23.85%	150,879
2016	22.124780	23.458347	6.03%	119,333
2015	23.151933	22.124780	-4.44%	156,022
2014	23.978696	23.151933	-3.45%	109,252
2013	16.220645	23.978696	47.83%	75,753
2012	15.282160	16.220645	6.14%	41,784
2011	16.278442	15.282160	-6.12%	40,202
2010	13.049273	16.278442	24.75%	19,852
2009	8.687827	13.049273	50.20%	5,902

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	30.382493	28.131997	-7.41%	0
2017	26.046688	30.382493	16.65%	0
2016	23.842941	26.046688	9.24%	0
2015	23.901939	23.842941	-0.25%	0
2014	22.237027	23.901939	7.49%	0
2013	16.798786	22.237027	32.37%	0
2012	14.568916	16.798786	15.31%	0
2011	13.965093	14.568916	4.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	43.066058	35.873489	-16.70%	0
2017	38.800587	43.066058	10.99%	0
2016	31.612211	38.800587	22.74%	0
2015	34.083346	31.612211	-7.25%	0
2014	31.809470	34.083346	7.15%	0
2013	23.498981	31.809470	35.37%	0
2012	20.169062	23.498981	16.51%	0
2011	22.441763	20.169062	-10.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.429702	12.834632	-4.43%	0
2017	13.170800	13.429702	1.97%	0
2016	12.828321	13.170800	2.67%	0
2015	13.373647	12.828321	-4.08%	0
2014	13.163643	13.373647	1.60%	0
2013	14.624601	13.163643	-9.99%	0
2012	13.847781	14.624601	5.61%	0
2011	12.599605	13.847781	9.91%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	29.260026	26.704596	-8.73%	0
2017	24.729917	29.260026	18.32%	0
2016	22.211786	24.729917	11.34%	0
2015	24.012996	22.211786	-7.50%	0
2014	21.735513	24.012996	10.48%	0
2013	16.311980	21.735513	33.25%	0
2012	14.491214	16.311980	12.56%	0
2011	14.324589	14.491214	1.16%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	29.347712	25.119687	-14.41%	0
2017	26.768908	29.347712	9.63%	0
2016	22.178321	26.768908	20.70%	0
2015	22.912332	22.178321	-3.20%	0
2014	20.042136	22.912332	14.32%	0
2013	15.687623	20.042136	27.76%	0
2012	13.724321	15.687623	14.31%	0
2011	14.072724	13.724321	-2.48%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	14.071240	13.160347	-6.47%	0
2017	12.461719	14.071240	12.92%	0
2016	11.811051	12.461719	5.51%	0
2015	12.139277	11.811051	-2.70%	0
2014	11.994071	12.139277	1.21%	0
2013	10.113887	11.994071	18.59%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.749479	10.265802	-4.50%	0
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.996237	9.759481	-2.37%	0
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.744045	11.603125	-8.95%	0
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.712206	15.189333	-9.11%	0
2017	14.943288	16.712206	11.84%	0
2016	14.636371	14.943288	2.10%	0
2015	15.032422	14.636371	-2.63%	0
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	0
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.529459	13.500849	-18.32%	0
2017	15.037823	16.529459	9.92%	0
2016	11.663635	15.037823	28.93%	0
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	0
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	44.185071	39.551782	-10.49%	0
2017	39.966989	44.185071	10.55%	0
2016	32.320437	39.966989	23.66%	0
2015	33.646506	32.320437	-3.94%	0
2014	32.544252	33.646506	3.39%	0
2013	23.515604	32.544252	38.39%	0
2012	20.658938	23.515604	13.83%	0
2011	20.887287	20.658938	-1.09%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	31.602510	29.569418	-6.43%	0
2017	26.508097	31.602510	19.22%	0
2016	24.184602	26.508097	9.61%	0
2015	24.378637	24.184602	-0.80%	0
2014	21.915734	24.378637	11.24%	0
2013	16.919025	21.915734	29.53%	0
2012	14.898131	16.919025	13.56%	0
2011	14.906019	14.898131	-0.05%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.842045	25.435300	-8.64%	0
2017	22.287885	27.842045	24.92%	0
2016	21.053590	22.287885	5.86%	0
2015	22.003955	21.053590	-4.32%	0
2014	20.749127	22.003955	6.05%	0
2013	17.460762	20.749127	18.83%	0
2012	16.120166	17.460762	8.32%	0
2011	15.072767	16.120166	6.95%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	26.397589	20.952436	-20.63%	0
2017	21.579891	26.397589	22.32%	0
2016	18.786771	21.579891	14.87%	0
2015	19.596260	18.786771	-4.13%	0
2014	19.665158	19.596260	-0.35%	0
2013	13.490092	19.665158	45.77%	0
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.550509	10.366565	-1.74%	0
2017	10.370040	10.550509	1.74%	0
2016	9.677776	10.370040	7.15%	0
2015	9.938750	9.677776	-2.63%	0
2014	10.047989	9.938750	-1.09%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.042383	-9.58%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.838413	13.502225	-2.43%	0
2017	13.561470	13.838413	2.04%	0
2016	13.318006	13.561470	1.83%	0
2015	13.601205	13.318006	-2.08%	0
2014	13.360071	13.601205	1.80%	0
2013	13.483014	13.360071	-0.91%	0
2012	12.526479	13.483014	7.64%	0
2011	12.487507	12.526479	0.31%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.785480	15.803514	-5.85%	0
2017	15.130089	16.785480	10.94%	0
2016	14.618643	15.130089	3.50%	0
2015	14.943153	14.618643	-2.17%	0
2014	14.579871	14.943153	2.49%	0
2013	13.096219	14.579871	11.33%	0
2012	11.934095	13.096219	9.74%	0
2011	12.185958	11.934095	-2.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.048785	16.670513	-7.64%	0
2017	15.784115	18.048785	14.35%	0
2016	15.168034	15.784115	4.06%	0
2015	15.493642	15.168034	-2.10%	0
2014	15.061455	15.493642	2.87%	0
2013	13.243470	15.061455	13.73%	0
2012	11.909512	13.243470	11.20%	0
2011	12.261133	11.909512	-2.87%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.644413	17.762426	-9.58%	0
2017	16.548446	19.644413	18.71%	0
2016	15.817139	16.548446	4.62%	0
2015	16.168132	15.817139	-2.17%	0
2014	15.694928	16.168132	3.02%	0
2013	13.144174	15.694928	19.41%	0
2012	11.603570	13.144174	13.28%	0
2011	12.141367	11.603570	-4.43%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.488439	12.198707	-26.02%	0
2017	17.242820	16.488439	-4.38%	0
2016	13.131447	17.242820	31.31%	0
2015	16.848051	13.131447	-22.06%	0
2014	19.637967	16.848051	-14.21%	0
2013	16.083805	19.637967	22.10%	0
2012	15.615016	16.083805	3.00%	0
2011	16.747282	15.615016	-6.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	27.391565	24.637289	-10.06%	0
2017	24.722339	27.391565	10.80%	0
2016	21.354259	24.722339	15.77%	0
2015	22.673548	21.354259	-5.82%	0
2014	21.251873	22.673548	6.69%	0
2013	16.904240	21.251873	25.72%	0
2012	14.684086	16.904240	15.12%	0
2011	14.832803	14.684086	-1.00%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	33.630433	32.929446	-2.08%	0
2017	25.362483	33.630433	32.60%	0
2016	25.645772	25.362483	-1.10%	0
2015	24.391915	25.645772	5.14%	0
2014	22.340738	24.391915	9.18%	0
2013	16.702413	22.340738	33.76%	0
2012	14.845147	16.702413	12.51%	0
2011	15.098585	14.845147	-1.68%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.164705	13.820065	-2.43%	0
2017	13.848848	14.164705	2.28%	0
2016	13.477057	13.848848	2.76%	0
2015	13.820605	13.477057	-2.49%	0
2014	13.305010	13.820605	3.88%	0
2013	13.813877	13.305010	-3.68%	0
2012	13.300838	13.813877	3.86%	0
2011	12.634498	13.300838	5.27%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	45.841769	38.421310	-16.19%	0
2017	38.667425	45.841769	18.55%	0
2016	35.126163	38.667425	10.08%	0
2015	36.306858	35.126163	-3.25%	0
2014	34.815999	36.306858	4.28%	0
2013	26.054250	34.815999	33.63%	0
2012	23.124802	26.054250	12.67%	0
2011	26.374436	23.124802	-12.32%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	26.187171	21.874947	-16.47%	0
2017	20.482786	26.187171	27.85%	0
2016	21.983658	20.482786	-6.83%	0
2015	21.639179	21.983658	1.59%	0
2014	23.992937	21.639179	-9.81%	0
2013	18.741566	23.992937	28.02%	0
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.239861	11.259764	-8.01%	0
2017	11.992327	12.239861	2.06%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	36.666020	29.748000	-18.87%	0
2017	31.304688	36.666020	17.13%	0
2016	29.127714	31.304688	7.47%	0
2015	30.592458	29.127714	-4.79%	0
2014	29.203666	30.592458	4.76%	0
2013	22.808749	29.203666	28.04%	0
2012	18.252309	22.808749	24.96%	0
2011	20.401827	18.252309	-10.54%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.984680	12.425654	-11.15%	0
2017	12.697613	13.984680	10.14%	0
2016	11.406598	12.697613	11.32%	0
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.461281	15.491413	-5.89%	0
2017	15.260483	16.461281	7.87%	0
2016	13.607542	15.260483	12.15%	0
2015	14.885982	13.607542	-8.59%	0
2014	14.467906	14.885982	2.89%	0
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	31.758289	29.646349	-6.65%	0
2017	26.783162	31.758289	18.58%	0
2016	23.466621	26.783162	14.13%	0
2015	24.763715	23.466621	-5.24%	0
2014	23.158997	24.763715	6.93%	0
2013	18.156779	23.158997	27.55%	0
2012	16.489655	18.156779	10.11%	0
2011	15.816861	16.489655	4.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	40.467260	34.671297	-14.32%	0
2017	37.183505	40.467260	8.83%	0
2016	29.039191	37.183505	28.05%	0
2015	31.881551	29.039191	-8.92%	0
2014	32.232450	31.881551	-1.09%	0
2013	24.055596	32.232450	33.99%	0
2012	20.660964	24.055596	16.43%	0
2011	21.827702	20.660964	-5.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.761082	9.739006	-17.19%	0
2017	8.516336	11.761082	38.10%	0
2016	7.372831	8.516336	15.51%	0
2015	9.324509	7.372831	-20.93%	0
2014*	10.000000	9.324509	-6.75%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	23.848620	19.831205	-16.85%	0
2017	20.778890	23.848620	14.77%	0
2016	19.712147	20.778890	5.41%	0
2015	21.434639	19.712147	-8.04%	0
2014	24.524357	21.434639	-12.60%	0
2013	20.277701	24.524357	20.94%	0
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.309334	9.332292	0.25%	0
2017	9.286254	9.309334	0.25%	0
2016	9.172095	9.286254	1.24%	0
2015	9.745520	9.172095	-5.88%	0
2014	9.730649	9.745520	0.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.177272	17.180208	-5.49%	0
2017	14.549060	18.177272	24.94%	0
2016	14.500023	14.549060	0.34%	0
2015	14.074725	14.500023	3.02%	0
2014	13.230134	14.074725	6.38%	0
2013	9.622621	13.230134	37.49%	0
2012*	10.000000	9.622621	-3.77%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.195005	13.209515	-13.07%	0
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.328077	15.113870	-7.44%	0
2017	13.591719	16.328077	20.13%	0
2016	13.740486	13.591719	-1.08%	0
2015	13.826971	13.740486	-0.63%	0
2014	13.054812	13.826971	5.91%	0
2013	9.716985	13.054812	34.35%	0
2012*	10.000000	9.716985	-2.83%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.588357	14.495907	-7.01%	0
2017	13.400445	15.588357	16.33%	0
2016	13.983784	13.400445	-4.17%	0
2015	15.513267	13.983784	-9.86%	0
2014	16.650245	15.513267	-6.83%	0
2013	13.529317	16.650245	23.07%	0
2012	11.543254	13.529317	17.21%	0
2011	12.647958	11.543254	-8.73%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.956764	12.472334	-3.74%	0
2017	12.348801	12.956764	4.92%	0
2016	10.806205	12.348801	14.28%	0
2015	11.751983	10.806205	-8.05%	0
2014	11.725794	11.751983	0.22%	0
2013	10.789629	11.725794	8.68%	0
2012*	10.000000	10.789629	7.90%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.437569	16.155399	-1.72%	0
2017	13.170218	16.437569	24.81%	0
2016	12.618843	13.170218	4.37%	0
2015	13.617682	12.618843	-7.33%	0
2014	12.836009	13.617682	6.09%	0
2013	10.044239	12.836009	27.79%	0
2012*	10.000000	10.044239	0.44%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	27.222979	26.886816	-1.23%	0
2017	23.429382	27.222979	16.19%	0
2016	22.834107	23.429382	2.61%	0
2015	23.122276	22.834107	-1.25%	0
2014	21.720749	23.122276	6.45%	0
2013	18.434528	21.720749	17.83%	0
2012	16.533207	18.434528	11.50%	0
2011	16.585253	16.533207	-0.31%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.977728	9.685984	-2.92%	0
2017	9.815559	9.977728	1.65%	0
2016	9.762875	9.815559	0.54%	0
2015*	10.000000	9.762875	-2.37%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	41.036602	41.049333	0.03%	0
2017	32.095490	41.036602	27.86%	0
2016	32.010671	32.095490	0.26%	0
2015	29.076710	32.010671	10.09%	0
2014	27.256491	29.076710	6.68%	0
2013	21.173835	27.256491	28.73%	0
2012	17.382589	21.173835	21.81%	0
2011	18.992013	17.382589	-8.47%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.373017	23.194144	-0.77%	0
2017	16.398546	23.373017	42.53%	0
2016	14.644397	16.398546	11.98%	0
2015	14.229062	14.644397	2.92%	0
2014	13.230980	14.229062	7.54%	0
2013	9.936310	13.230980	33.16%	0
2012*	10.000000	9.936310	-0.64%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	30.661694	25.588668	-16.55%	0
2017	23.832821	30.661694	28.65%	0
2016	25.973819	23.832821	-8.24%	0
2015	28.959507	25.973819	-10.31%	0
2014	33.499463	28.959507	-13.55%	0
2013	29.804798	33.499463	12.40%	0
2012	26.776690	29.804798	11.31%	0
2011	40.237638	26.776690	-33.45%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.814437	8.661421	-19.91%	0
2017	8.601727	10.814437	25.72%	0
2016	7.240929	8.601727	18.79%	0
2015	9.209577	7.240929	-21.38%	0
2014	9.819462	9.209577	-6.21%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.165317	9.894051	-2.67%	0
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.498920	15.946496	-3.35%	0
2017	13.278389	16.498920	24.25%	0
2016	12.408729	13.278389	7.01%	0
2015	12.893589	12.408729	-3.76%	0
2014	14.172082	12.893589	-9.02%	0
2013	10.203835	14.172082	38.89%	0
2012*	10.000000	10.203835	2.04%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	34.339861	30.272503	-11.84%	0
2017	29.752621	34.339861	15.42%	0
2016	26.587673	29.752621	11.90%	0
2015	27.288613	26.587673	-2.57%	0
2014	25.177682	27.288613	8.38%	0
2013	18.879545	25.177682	33.36%	0
2012	16.565938	18.879545	13.97%	0
2011	16.922218	16.565938	-2.11%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.646427	17.441611	-11.22%	0
2017	15.750743	19.646427	24.73%	0
2016	15.421840	15.750743	2.13%	0
2015	14.748434	15.421840	4.57%	0
2014	14.827911	14.748434	-0.54%	0
2013	11.812291	14.827911	25.53%	0
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.739241	12.600004	-1.09%	0
2017	10.110997	12.739241	25.99%	0
2016	9.712753	10.110997	4.10%	0
2015*	10.000000	9.712753	-2.87%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.510713	13.165585	-2.55%	0
2017	12.972092	13.510713	4.15%	0
2016	12.459017	12.972092	4.12%	0
2015	12.774356	12.459017	-2.47%	0
2014	12.075131	12.774356	5.79%	0
2013	12.349362	12.075131	-2.22%	0
2012	11.499870	12.349362	7.39%	0
2011	11.092882	11.499870	3.67%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	24.912534	22.773310	-8.59%	0
2017	23.113758	24.912534	7.78%	0
2016	21.251855	23.113758	8.76%	0
2015	21.865411	21.251855	-2.81%	0
2014	21.607716	21.865411	1.19%	0
2013	24.078704	21.607716	-10.26%	0
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.093066	17.427837	-8.72%	0
2017	16.518590	19.093066	15.59%	0
2016	15.130026	16.518590	9.18%	0
2015	16.571602	15.130026	-8.70%	0
2014	17.204761	16.571602	-3.68%	0
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0
2011	11.282380	10.995515	-2.54%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.197263	23.322735	-10.97%	0
2017	24.562893	26.197263	6.65%	0
2016	20.774734	24.562893	18.23%	0
2015	22.105173	20.774734	-6.02%	0
2014	19.899468	22.105173	11.08%	0
2013	15.366307	19.899468	29.50%	0
2012	13.652497	15.366307	12.55%	0
2011	13.813869	13.652497	-1.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.263241	16.131510	-6.56%	0
2017	15.158080	17.263241	13.89%	0
2016	14.139190	15.158080	7.21%	0
2015	14.236307	14.139190	-0.68%	0
2014	13.787099	14.236307	3.26%	0
2013	11.370678	13.787099	21.25%	0
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.489405	11.177511	-2.71%	0
2017	11.318136	11.489405	1.51%	0
2016	11.210365	11.318136	0.96%	0
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.027113	17.839021	-10.93%	0
2017	15.547460	20.027113	28.81%	0
2016	15.778035	15.547460	-1.46%	0
2015	15.057525	15.778035	4.79%	0
2014	15.034179	15.057525	0.16%	0
2013	11.882881	15.034179	26.52%	0
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.321420	19.853052	-2.30%	0
2017	16.167261	20.321420	25.69%	0
2016	15.071677	16.167261	7.27%	0
2015	14.399082	15.071677	4.67%	0
2014	13.547789	14.399082	6.28%	0
2013	10.627978	13.547789	27.47%	0
2012	9.204869	10.627978	15.46%	0
2011	9.819331	9.204869	-6.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.090445	16.439629	-3.81%	0
2017	14.251395	17.090445	19.92%	0
2016	13.043631	14.251395	9.26%	0
2015	13.119893	13.043631	-0.58%	0
2014	12.102238	13.119893	8.41%	0
2013	9.254218	12.102238	30.78%	0
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	16.027675	15.392164	-3.97%	0
2017	15.325481	16.027675	4.58%	0
2016	14.341779	15.325481	6.86%	0
2015	15.016419	14.341779	-4.49%	0
2014	14.697545	15.016419	2.17%	0
2013	15.114071	14.697545	-2.76%	0
2012	13.691103	15.114071	10.39%	0
2011	13.188528	13.691103	3.81%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	30.154151	27.441603	-9.00%	0
2017	26.050628	30.154151	15.75%	0
2016	22.527552	26.050628	15.64%	0
2015	24.501990	22.527552	-8.06%	0
2014	22.871470	24.501990	7.13%	0
2013	17.187714	22.871470	33.07%	0
2012	14.789355	17.187714	16.22%	0
2011	15.430371	14.789355	-4.15%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.928684	9.836933	-9.99%	0
2017	9.382024	10.928684	16.49%	0
2016	9.263430	9.382024	1.28%	0
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.381909	21.350492	-4.61%	0
2017	21.316028	22.381909	5.00%	0
2016	18.985039	21.316028	12.28%	0
2015	19.820365	18.985039	-4.21%	0
2014	19.651702	19.820365	0.86%	0
2013	18.661589	19.651702	5.31%	0
2012	16.564200	18.661589	12.66%	0
2011	16.222119	16.564200	2.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.116113	15.989232	-6.58%	0
2017	13.948686	17.116113	22.71%	0
2016	12.490403	13.948686	11.68%	0
2015	12.853274	12.490403	-2.82%	0
2014	12.264459	12.853274	4.80%	0
2013	8.687989	12.264459	41.17%	0
2012	7.561134	8.687989	14.90%	0
2011	8.702060	7.561134	-13.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.264476	16.906180	-7.44%	0
2017	15.688931	18.264476	16.42%	0
2016	14.486934	15.688931	8.30%	0
2015	14.791884	14.486934	-2.06%	0
2014	13.609689	14.791884	8.69%	0
2013	9.987496	13.609689	36.27%	0
2012	9.117565	9.987496	9.54%	0
2011	9.583187	9.117565	-4.86%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.870830	12.790380	-7.79%	0
2017	12.586067	13.870830	10.21%	0
2016	12.059987	12.586067	4.36%	0
2015	12.393614	12.059987	-2.69%	0
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.736256	13.309223	-9.68%	0
2017	12.937855	14.736256	13.90%	0
2016	12.256900	12.937855	5.56%	0
2015	12.630362	12.256900	-2.96%	0
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.277824	11.759587	-4.22%	0
2017	11.736944	12.277824	4.61%	0
2016	11.407105	11.736944	2.89%	0
2015	11.684228	11.407105	-2.37%	0
2014	11.496666	11.684228	1.63%	0
2013	11.140023	11.496666	3.20%	0
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.341530	13.104112	-8.63%	0
2017	12.794196	14.341530	12.09%	0
2016	12.186954	12.794196	4.98%	0
2015	12.524925	12.186954	-2.70%	0
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.953421	13.307786	-11.01%	0
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.393879	12.544254	-6.34%	0
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.428266	12.138008	-2.34%	0
2017	12.129254	12.428266	2.47%	0
2016	11.744339	12.129254	3.28%	0
2015	12.047456	11.744339	-2.52%	0
2014	11.702042	12.047456	2.95%	0
2013	12.157146	11.702042	-3.74%	0
2012	11.500995	12.157146	5.71%	0
2011	11.006772	11.500995	4.49%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.249628	12.840435	-3.09%	0
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.882068	12.261195	-11.68%	0
2017	11.972935	13.882068	15.95%	0
2016	10.928744	11.972935	9.55%	0
2015	11.474591	10.928744	-4.76%	0
2014	11.313142	11.474591	1.43%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.892832	11.687629	-9.35%	0
2017	11.515639	12.892832	11.96%	0
2016	10.764360	11.515639	6.98%	0
2015	11.141224	10.764360	-3.38%	0
2014	11.121406	11.141224	0.18%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.801336	27.887056	-3.17%	0
2017	23.045089	28.801336	24.98%	0
2016	22.676774	23.045089	1.62%	0
2015	21.996440	22.676774	3.09%	0
2014	20.601502	21.996440	6.77%	0
2013	15.369911	20.601502	34.04%	0
2012	13.197181	15.369911	16.46%	0
2011	13.761488	13.197181	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	36.122641	29.251414	-19.02%	0
2017	26.006358	36.122641	38.90%	0
2016	24.601602	26.006358	5.71%	0
2015	29.862097	24.601602	-17.62%	0
2014	32.208857	29.862097	-7.29%	0
2013	32.609369	32.208857	-1.23%	0
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.418127	12.206255	-1.71%	0
2017	12.368097	12.418127	0.40%	0
2016	12.482446	12.368097	-0.92%	0
2015	12.705689	12.482446	-1.76%	0
2014	12.354370	12.705689	2.84%	0
2013	13.092624	12.354370	-5.64%	0
2012	12.917941	13.092624	1.35%	0
2011	12.245623	12.917941	5.49%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.121003	9.094430	-0.29%	0
2017	9.234687	9.121003	-1.23%	0
2016	9.388472	9.234687	-1.64%	0
2015	9.545978	9.388472	-1.65%	0
2014	9.706126	9.545978	-1.65%	0
2013	9.868965	9.706126	-1.65%	0
2012	10.034988	9.868965	-1.65%	0
2011	10.202869	10.034988	-1.65%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.277293	8.610692	-16.22%	0
2017	8.222863	10.277293	24.98%	0
2016	8.307785	8.222863	-1.02%	0
2015	8.728301	8.307785	-4.82%	0
2014	8.939087	8.728301	-2.36%	0
2013	7.731207	8.939087	15.62%	0
2012	6.822389	7.731207	13.32%	0
2011	7.707380	6.822389	-11.48%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.201954	9.459854	-15.55%	0
2017	9.151249	11.201954	22.41%	0
2016	9.255949	9.151249	-1.13%	0
2015	9.543806	9.255949	-3.02%	0
2014	10.344002	9.543806	-7.74%	0
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	29.125902	26.106345	-10.37%	0
2017	25.004822	29.125902	16.48%	0
2016	23.224311	25.004822	7.67%	0
2015	23.852035	23.224311	-2.63%	0
2014	23.100556	23.852035	3.25%	0
2013	18.458503	23.100556	25.15%	0
2012	16.193584	18.458503	13.99%	0
2011	17.138514	16.193584	-5.51%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.085329	15.987067	-6.43%	0
2017	15.631263	17.085329	9.30%	0
2016	14.950504	15.631263	4.55%	0
2015	15.227773	14.950504	-1.82%	0
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.362201	18.728646	-8.02%	0
2017	18.032452	20.362201	12.92%	0
2016	17.017118	18.032452	5.97%	0
2015	17.395140	17.017118	-2.17%	0
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.543673	14.044462	-3.43%	0
2017	13.991871	14.543673	3.94%	0
2016	13.644204	13.991871	2.55%	0
2015	13.836473	13.644204	-1.39%	0
2014	13.541776	13.836473	2.18%	0
2013	13.134348	13.541776	3.10%	0
2012	12.698037	13.134348	3.44%	0
2011	12.542960	12.698037	1.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.846601	20.263831	-7.24%	0
2017	19.669423	21.846601	11.07%	0
2016	18.665241	19.669423	5.38%	0
2015	19.042127	18.665241	-1.98%	0
2014	18.407859	19.042127	3.45%	0
2013	16.048214	18.407859	14.70%	0
2012	14.725918	16.048214	8.98%	0
2011	14.978498	14.725918	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	26.108061	23.691041	-9.26%	0
2017	22.750329	26.108061	14.76%	0
2016	21.322478	22.750329	6.70%	0
2015	21.839610	21.322478	-2.37%	0
2014	21.157248	21.839610	3.23%	0
2013	17.578460	21.157248	20.36%	0
2012	15.712035	17.578460	11.88%	0
2011	16.322204	15.712035	-3.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.130322	17.164136	-5.33%	0
2017	16.878866	18.130322	7.41%	0
2016	16.235366	16.878866	3.96%	0
2015	16.512796	16.235366	-1.68%	0
2014	16.030088	16.512796	3.01%	0
2013	14.750895	16.030088	8.67%	0
2012	13.882794	14.750895	6.25%	0
2011	13.829933	13.882794	0.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	43.127455	37.583496	-12.85%	0
2017	37.872839	43.127455	13.87%	0
2016	32.011469	37.872839	18.31%	0
2015	33.394841	32.011469	-4.14%	0
2014	31.031799	33.394841	7.61%	0
2013	23.714870	31.031799	30.85%	0
2012	20.526948	23.714870	15.53%	0
2011	21.415526	20.526948	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.251799	10.039993	-18.05%	0
2017	9.922807	12.251799	23.47%	0
2016	10.344520	9.922807	-4.08%	0
2015	10.587382	10.344520	-2.29%	0
2014	10.912556	10.587382	-2.98%	0
2013	9.164052	10.912556	19.08%	0
2012	8.066245	9.164052	13.61%	0
2011	9.074632	8.066245	-11.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.560296	14.275195	-18.71%	0
2017	14.570542	17.560296	20.52%	0
2016	14.111383	14.570542	3.25%	0
2015	15.158501	14.111383	-6.91%	0
2014	17.064210	15.158501	-11.17%	0
2013	14.333291	17.064210	19.05%	0
2012	12.451555	14.333291	15.11%	0
2011	15.146220	12.451555	-17.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.370489	17.460371	-4.95%	0
2017	14.380861	18.370489	27.74%	0
2016	14.336160	14.380861	0.31%	0
2015	14.134326	14.336160	1.43%	0
2014	13.047356	14.134326	8.33%	0
2013	9.869637	13.047356	32.20%	0
2012	8.640935	9.869637	14.22%	0
2011	9.079086	8.640935	-4.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.358487	14.189783	-13.26%	0
2017	14.543434	16.358487	12.48%	0
2016	12.742183	14.543434	14.14%	0
2015	13.417060	12.742183	-5.03%	0
2014	12.374602	13.417060	8.42%	0
2013	9.318191	12.374602	32.80%	0
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.158652	16.598711	-8.59%	0
2017	14.477710	18.158652	25.42%	0
2016	13.879452	14.477710	4.31%	0
2015	14.161282	13.879452	-1.99%	0
2014	13.882497	14.161282	2.01%	0
2013	10.183767	13.882497	36.32%	0
2012	9.032284	10.183767	12.75%	0
2011	9.611325	9.032284	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.068266	17.993015	-14.60%	0
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	0
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	28.531605	25.752750	-9.74%	0
2017	23.272870	28.531605	22.60%	0
2016	21.897684	23.272870	6.28%	0
2015	22.147784	21.897684	-1.13%	0
2014	21.961929	22.147784	0.85%	0
2013	15.512400	21.961929	41.58%	0
2012	13.947162	15.512400	11.22%	0
2011	14.303860	13.947162	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	40.572715	33.067221	-18.50%	0
2017	37.931250	40.572715	6.96%	0
2016	30.701789	37.931250	23.55%	0
2015	33.312036	30.701789	-7.84%	0
2014	31.724661	33.312036	5.00%	0
2013	23.036487	31.724661	37.71%	0
2012	19.470383	23.036487	18.32%	0
2011	20.938218	19.470383	-7.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	38.014717	32.586063	-14.28%	0
2017	34.143917	38.014717	11.34%	0
2016	28.328748	34.143917	20.53%	0
2015	29.360475	28.328748	-3.51%	0
2014	29.688039	29.360475	-1.10%	0
2013	21.476771	29.688039	38.23%	0
2012	18.952108	21.476771	13.32%	0
2011	20.456564	18.952108	-7.35%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.837277	27.299464	-1.93%	0
2017	23.537668	27.837277	18.27%	0
2016	21.529231	23.537668	9.33%	0
2015	21.746498	21.529231	-1.00%	0
2014	19.774667	21.746498	9.97%	0
2013	15.372947	19.774667	28.63%	0
2012	13.730201	15.372947	11.96%	0
2011	13.907484	13.730201	-1.27%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.132825	13.334451	-5.65%	0
2017	13.537596	14.132825	4.40%	0
2016	12.842357	13.537596	5.41%	0
2015	13.841305	12.842357	-7.22%	0
2014	10.943023	13.841305	26.49%	0
2013	10.834078	10.943023	1.01%	0
2012	9.531130	10.834078	13.67%	0
2011	9.130237	9.531130	4.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.833064	15.747039	-6.45%	0
2017	14.118129	16.833064	19.23%	0
2016	12.885837	14.118129	9.56%	0
2015	12.979641	12.885837	-0.72%	0
2014	11.671121	12.979641	11.21%	0
2013*	10.000000	11.671121	16.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.166849	10.080203	-0.85%	0
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	0
2013	10.584447	10.420778	-1.55%	0
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.104258	14.040535	-12.81%	0
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.529178	13.704553	-17.09%	0
2017	13.694518	16.529178	20.70%	0
2016	13.770088	13.694518	-0.55%	0
2015	14.569816	13.770088	-5.49%	0
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	36.570459	33.604992	-8.11%	0
2017	29.850086	36.570459	22.51%	0
2016	29.136915	29.850086	2.45%	0
2015	29.333944	29.136915	-0.67%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.973393	9.908064	-0.66%	0
2017	10.050684	9.973393	-0.77%	0
2016	10.095733	10.050684	-0.45%	0
2015	10.246272	10.095733	-1.47%	0
2014	10.355016	10.246272	-1.05%	0
2013	10.464186	10.355016	-1.04%	0
2012	10.171757	10.464186	2.87%	0
2011	10.312153	10.171757	-1.36%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	29.709691	27.543766	-7.29%	0
2017	25.506016	29.709691	16.48%	0
2016	23.604808	25.506016	8.05%	0
2015	24.112615	23.604808	-2.11%	0
2014	22.211196	24.112615	8.56%	0
2013	16.412134	22.211196	35.33%	0
2012	15.037116	16.412134	9.14%	0
2011	15.774822	15.037116	-4.68%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.444391	10.533352	-7.96%	0
2017	10.554933	11.444391	8.43%	0
2016	10.141738	10.554933	4.07%	0
2015	10.828346	10.141738	-6.34%	0
2014	10.721577	10.828346	1.00%	0
2013	10.144054	10.721577	5.69%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.319019	11.013763	-10.60%	0
2017	10.674617	12.319019	15.40%	0
2016	10.321494	10.674617	3.42%	0
2015	11.580816	10.321494	-10.87%	0
2014	11.671931	11.580816	-0.78%	0
2013	10.262777	11.671931	13.73%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.185655	11.070922	-9.15%	0
2017	10.904697	12.185655	11.75%	0
2016	10.474882	10.904697	4.10%	0
2015	11.412092	10.474882	-8.21%	0
2014	11.320708	11.412092	0.81%	0
2013	10.280422	11.320708	10.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	39.360444	33.522965	-14.83%	0
2017	29.356440	39.360444	34.08%	0
2016	29.894560	29.356440	-1.80%	0
2015	29.319400	29.894560	1.96%	0
2014	29.210737	29.319400	0.37%	0
2013	23.387946	29.210737	24.90%	0
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.474962	9.833575	-6.12%	0
2017	10.043911	10.474962	4.29%	0
2016	9.609889	10.043911	4.52%	0
2015	10.020823	9.609889	-4.10%	0
2014	9.941266	10.020823	0.80%	0
2013	10.145277	9.941266	-2.01%	0
2012*	10.000000	10.145277	1.45%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	29.400988	26.571899	-9.62%	0
2017	25.629171	29.400988	14.72%	0
2016	23.412674	25.629171	9.47%	0
2015	23.088145	23.412674	1.41%	0
2014	21.263917	23.088145	8.58%	0
2013	16.449118	21.263917	29.27%	0
2012	14.343366	16.449118	14.68%	0
2011	14.629515	14.343366	-1.96%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	41.909802	36.870814	-12.02%	0
2017	37.407343	41.909802	12.04%	0
2016	32.321260	37.407343	15.74%	0
2015	34.996153	32.321260	-7.64%	0
2014	31.869053	34.996153	9.81%	0
2013	23.042708	31.869053	38.30%	0
2012	19.911734	23.042708	15.72%	0
2011	20.739342	19.911734	-3.99%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.403130	10.603120	-7.02%	0
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.516109	9.842622	-6.40%	0
2017	9.739502	10.516109	7.97%	0
2016	8.746732	9.739502	11.35%	0
2015	9.108919	8.746732	-3.98%	0
2014	9.133459	9.108919	-0.27%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.743583	11.078319	-5.66%	0
2017	10.782586	11.743583	8.91%	0
2016	10.653665	10.782586	1.21%	0
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.101800	10.943509	-1.43%	0
2017	11.147944	11.101800	-0.41%	0
2016	11.188458	11.147944	-0.36%	0
2015	11.352455	11.188458	-1.44%	0
2014	11.457181	11.352455	-0.91%	0
2013	11.676512	11.457181	-1.88%	0
2012	11.227334	11.676512	4.00%	0
2011	11.301282	11.227334	-0.65%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.153517	10.127575	-0.26%	0
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.887371	10.638761	-2.28%	0
2017	10.560804	10.887371	3.09%	0
2016	10.467077	10.560804	0.90%	0
2015	10.607078	10.467077	-1.32%	0
2014	10.353544	10.607078	2.45%	0
2013	10.747901	10.353544	-3.67%	0
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.237735	10.113155	-10.01%	0
2017*	10.000000	11.237735	12.38%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.293064	13.383615	0.68%	0
2017	10.324687	13.293064	28.75%	0
2016*	10.000000	10.324687	3.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.791280	16.538144	-20.46%	0
2017	16.700067	20.791280	24.50%	0
2016	17.406524	16.700067	-4.06%	0
2015	17.673804	17.406524	-1.51%	0
2014	19.276899	17.673804	-8.32%	0
2013	15.304156	19.276899	25.96%	0
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.190769	33.911659	-0.82%	0
2017	27.306204	34.190769	25.21%	0
2016	31.095173	27.306204	-12.19%	0
2015	28.111261	31.095173	10.61%	0
2014	21.781571	28.111261	29.06%	0
2013	14.714212	21.781571	48.03%	0
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.514193	5.299886	-29.47%	0
2017	7.771868	7.514193	-3.32%	0
2016	5.498482	7.771868	41.35%	0
2015	8.400659	5.498482	-34.55%	0
2014	10.558892	8.400659	-20.44%	0
2013	9.712890	10.558892	8.71%	0
2012*	10.000000	9.712890	-2.87%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.860100	28.752697	-0.37%	0
2017	23.314175	28.860100	23.79%	0
2016	21.999965	23.314175	5.97%	0
2015	23.033032	21.999965	-4.49%	0
2014	23.867690	23.033032	-3.50%	0
2013	16.153750	23.867690	47.75%	0
2012	15.226889	16.153750	6.09%	0
2011	16.227809	15.226889	-6.17%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.646360	11.516867	-8.93%	0
2017	11.252691	12.646360	12.39%	0
2016	11.073991	11.252691	1.61%	0
2015	11.413894	11.073991	-2.98%	0
2014	11.142530	11.413894	2.44%	0
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	30.153629	27.905807	-7.45%	0
2017	25.863595	30.153629	16.59%	0
2016	23.687349	25.863595	9.19%	0
2015	23.758047	23.687349	-0.30%	0
2014	22.114402	23.758047	7.43%	0
2013	16.714641	22.114402	32.31%	0
2012	14.503335	16.714641	15.25%	0
2011	13.909280	14.503335	4.27%	0
2010	12.544166	13.909280	10.88%	0
2009	10.603437	12.544166	18.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.638044	-23.62%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	42.741636	35.585032	-16.74%	377
2017	38.527808	42.741636	10.94%	403
2016	31.405882	38.527808	22.68%	425
2015	33.878111	31.405882	-7.30%	1,427
2014	31.634014	33.878111	7.09%	1,502
2013	23.381241	31.634014	35.30%	1,242
2012	20.078239	23.381241	16.45%	1,149
2011	22.352056	20.078239	-10.17%	887
2010	17.962213	22.352056	24.44%	304
2009	12.808888	17.962213	40.23%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.327713	12.730658	-4.48%	9,250
2017	13.077405	13.327713	1.91%	9,250
2016	12.743819	13.077405	2.62%	6,609
2015	13.292302	12.743819	-4.13%	6,855
2014	13.090229	13.292302	1.54%	6,855
2013	14.550439	13.090229	-10.04%	6,855
2012	13.784575	14.550439	5.56%	8,608
2011	12.548450	13.784575	9.85%	7,875
2010	12.143769	12.548450	3.33%	7,273
2009	11.208821	12.143769	8.34%	8,555

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	29.039633	26.489884	-8.78%	0
2017	24.556081	29.039633	18.26%	0
2016	22.066840	24.556081	11.28%	0
2015	23.868424	22.066840	-7.55%	0
2014	21.615646	23.868424	10.42%	0
2013	16.230266	21.615646	33.18%	0
2012	14.425971	16.230266	12.51%	0
2011	14.267325	14.425971	1.11%	0
2010	12.747063	14.267325	11.93%	0
2009	11.010527	12.747063	15.77%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	29.159395	24.945730	-14.45%	951
2017	26.610625	29.159395	9.58%	951
2016	22.058362	26.610625	20.64%	0
2015	22.800004	22.058362	-3.25%	0
2014	19.954013	22.800004	14.26%	0
2013	15.626579	19.954013	27.69%	0
2012	13.677888	15.626579	14.25%	0
2011	14.032244	13.677888	-2.53%	0
2010	11.997954	14.032244	16.96%	0
2009	9.403101	11.997954	27.60%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	14.034429	13.119205	-6.52%	0
2017	12.435406	14.034429	12.86%	0
2016	11.792090	12.435406	5.46%	0
2015	12.125952	11.792090	-2.75%	0
2014	11.987007	12.125952	1.16%	0
2013	10.113057	11.987007	18.53%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.734901	10.246644	-4.55%	0
2017	10.198172	10.734901	5.26%	0
2016	9.195319	10.198172	10.91%	0
2015*	10.000000	9.195319	-8.05%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.982726	9.741323	-2.42%	0
2017	9.839424	9.982726	1.46%	0
2016	9.768885	9.839424	0.72%	0
2015*	10.000000	9.768885	-2.31%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.726837	11.581533	-9.00%	1,035
2017	11.113593	12.726837	14.52%	1,035
2016	9.740920	11.113593	14.09%	1,035
2015*	10.000000	9.740920	-2.59%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.638708	15.114799	-9.16%	13,498
2017	14.885126	16.638708	11.78%	13,180
2016	14.586794	14.885126	2.05%	10,060
2015	14.989140	14.586794	-2.68%	12,136
2014	14.959326	14.989140	0.20%	12,160
2013	13.300593	14.959326	12.47%	9,846
2012	12.304760	13.300593	8.09%	9,037
2011	12.989971	12.304760	-5.27%	4,389
2010	12.039340	12.989971	7.90%	3,357
2009*	10.000000	12.039340	20.39%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.179859	9.605736	-5.64%	0
2017*	10.000000	10.179859	1.80%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.490324	13.461990	-18.36%	0
2017	15.009816	16.490324	9.86%	0
2016	11.647817	15.009816	28.86%	0
2015	12.667923	11.647817	-8.05%	0
2014	12.201470	12.667923	3.82%	0
2013*	10.000000	12.201470	22.01%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.328353	11.045543	-17.13%	0
2017	11.785568	13.328353	13.09%	0
2016	10.406780	11.785568	13.25%	0
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	43.852263	39.233797	-10.53%	0
2017	39.686069	43.852263	10.50%	0
2016	32.109531	39.686069	23.60%	0
2015	33.443961	32.109531	-3.99%	486
2014	32.364793	33.443961	3.33%	501
2013	23.397810	32.364793	38.32%	464
2012	20.565940	23.397810	13.77%	498
2011	20.803816	20.565940	-1.14%	496
2010	16.819340	20.803816	23.69%	514
2009	13.685299	16.819340	22.90%	585

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	31.364490	29.331703	-6.48%	0
2017	26.321787	31.364490	19.16%	0
2016	24.026787	26.321787	9.55%	0
2015	24.231874	24.026787	-0.85%	0
2014	21.794874	24.231874	11.18%	0
2013	16.834269	21.794874	29.47%	0
2012	14.831041	16.834269	13.51%	0
2011	14.846420	14.831041	-0.10%	0
2010	13.186156	14.846420	12.59%	0
2009	10.642399	13.186156	23.90%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.632333	25.230797	-8.69%	0
2017	22.131220	27.632333	24.86%	0
2016	20.916202	22.131220	5.81%	9,699
2015	21.871487	20.916202	-4.37%	9,699
2014	20.634694	21.871487	5.99%	9,699
2013	17.373295	20.634694	18.77%	9,699
2012	16.047584	17.373295	8.26%	11,019
2011	15.012509	16.047584	6.89%	9,699
2010	13.274808	15.012509	13.09%	9,699
2009	11.048421	13.274808	20.15%	11,392
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	26.198740	20.783955	-20.67%	0
2017	21.428192	26.198740	22.26%	0
2016	18.664150	21.428192	14.81%	0
2015	19.478260	18.664150	-4.18%	0
2014	19.556695	19.478260	-0.40%	0
2013	13.422506	19.556695	45.70%	0
2012	11.356642	13.422506	18.19%	0
2011	13.442566	11.356642	-15.52%	0
2010	10.453440	13.442566	28.59%	0
2009	8.455719	10.453440	23.63%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.525512	10.336716	-1.79%	0
2017	10.350713	10.525512	1.69%	0
2016	9.664637	10.350713	7.10%	0
2015	9.930313	9.664637	-2.68%	0
2014	10.044558	9.930313	-1.14%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.040667	-9.59%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.734248	13.393739	-2.48%	6,399
2017	13.466205	13.734248	1.99%	6,399
2016	13.231153	13.466205	1.78%	6,399
2015	13.519372	13.231153	-2.13%	6,399
2014	13.286443	13.519372	1.75%	6,399
2013	13.415534	13.286443	-0.96%	6,399
2012	12.470133	13.415534	7.58%	8,669
2011	12.437648	12.470133	0.26%	7,359
2010	11.684949	12.437648	6.44%	7,359
2009	9.892964	11.684949	18.11%	9,008
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.222648	-17.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.677794	15.694094	-5.90%	6,726
2017	15.040646	16.677794	10.88%	6,726
2016	14.539586	15.040646	3.45%	17,760
2015	14.869899	14.539586	-2.22%	17,760
2014	14.515785	14.869899	2.44%	14,570
2013	13.045289	14.515785	11.27%	12,900
2012	11.893752	13.045289	9.68%	4,550
2011	12.150921	11.893752	-2.12%	4,550
2010	10.983046	12.150921	10.63%	4,550
2009	9.013726	10.983046	21.85%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.932975	16.555081	-7.68%	0
2017	15.690780	17.932975	14.29%	0
2016	15.085987	15.690780	4.01%	0
2015	15.417666	15.085987	-2.15%	0
2014	14.995220	15.417666	2.82%	0
2013	13.191944	14.995220	13.67%	0
2012	11.869228	13.191944	11.14%	0
2011	12.225863	11.869228	-2.92%	0
2010	10.878412	12.225863	12.39%	0
2009	8.608870	10.878412	26.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.518344	17.639412	-9.63%	0
2017	16.450571	19.518344	18.65%	0
2016	15.731556	16.450571	4.57%	0
2015	16.088843	15.731556	-2.22%	0
2014	15.625909	16.088843	2.96%	0
2013	13.093033	15.625909	19.35%	0
2012	11.564320	13.093033	13.22%	0
2011	12.106430	11.564320	-4.48%	0
2010	10.626980	12.106430	13.92%	0
2009	8.241245	10.626980	28.95%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.879746	11.158095	-6.07%	0
2017	10.407301	11.879746	14.15%	0
2016*	10.000000	10.407301	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.382610	12.114205	-26.05%	1,441
2017	17.140852	16.382610	-4.42%	1,592
2016	13.060417	17.140852	31.24%	1,428
2015	16.765455	13.060417	-22.10%	4,084
2014	19.551647	16.765455	-14.25%	3,219
2013	16.021249	19.551647	22.04%	2,759
2012	15.562209	16.021249	2.95%	1,170
2011	16.699118	15.562209	-6.81%	808
2010	14.256559	16.699118	17.13%	450
2009	9.827752	14.256559	45.06%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	27.185247	24.439217	-10.10%	1,159
2017	24.548567	27.185247	10.74%	1,159
2016	21.214902	24.548567	15.71%	1,159
2015	22.537037	21.214902	-5.87%	1,159
2014	21.134660	22.537037	6.64%	1,159
2013	16.819552	21.134660	25.66%	1,159
2012	14.617971	16.819552	15.06%	1,236
2011	14.773512	14.617971	-1.05%	1,750
2010	13.077943	14.773512	12.97%	1,750
2009	10.243100	13.077943	27.68%	633
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.875814	11.492298	-10.75%	0
2017	11.231990	12.875814	14.64%	0
2016*	10.000000	11.231990	12.32%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	33.376993	32.664569	-2.13%	0
2017	25.184106	33.376993	32.53%	0
2016	25.478329	25.184106	-1.15%	0
2015	24.244994	25.478329	5.09%	0
2014	22.217472	24.244994	9.13%	0
2013	16.618698	22.217472	33.69%	0
2012	14.778272	16.618698	12.45%	0
2011	15.038201	14.778272	-1.73%	0
2010	12.350891	15.038201	21.76%	0
2009	9.818689	12.350891	25.79%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.057954	13.708901	-2.48%	2,452
2017	13.751456	14.057954	2.23%	2,210
2016	13.389064	13.751456	2.71%	2,073
2015	13.737352	13.389064	-2.54%	2,202
2014	13.231597	13.737352	3.82%	2,154
2013	13.744646	13.231597	-3.73%	1,247
2012	13.240928	13.744646	3.80%	2,215
2011	12.583969	13.240928	5.22%	2,008
2010	11.903128	12.583969	5.72%	892
2009	10.486729	11.903128	13.51%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	45.496464	38.112390	-16.23%	0
2017	38.395609	45.496464	18.49%	0
2016	34.896935	38.395609	10.03%	0
2015	36.088279	34.896935	-3.30%	0
2014	34.624003	36.088279	4.23%	0
2013	25.923735	34.624003	33.56%	0
2012	23.020684	25.923735	12.61%	0
2011	26.269023	23.020684	-12.37%	0
2010	20.784455	26.269023	26.39%	0
2009	15.129524	20.784455	37.38%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.989883	21.699041	-16.51%	0
2017	20.338771	25.989883	27.78%	0
2016	21.840173	20.338771	-6.87%	0
2015	21.508872	21.840173	1.54%	0
2014	23.860593	21.508872	-9.86%	0
2013	18.647660	23.860593	27.95%	0
2012	15.759350	18.647660	18.33%	0
2011	19.394554	15.759350	-18.74%	0
2010	17.486318	19.394554	10.91%	0
2009	14.093416	17.486318	24.07%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.210879	11.227356	-8.05%	0
2017	11.970005	12.210879	2.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	36.389836	29.508824	-18.91%	0
2017	31.084630	36.389836	17.07%	0
2016	28.937636	31.084630	7.42%	0
2015	30.408287	28.937636	-4.84%	0
2014	29.042627	30.408287	4.70%	0
2013	22.694495	29.042627	27.97%	0
2012	18.170137	22.694495	24.90%	0
2011	20.320293	18.170137	-10.58%	0
2010	16.361985	20.320293	24.19%	0
2009	10.591596	16.361985	54.48%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.916139	12.358429	-11.19%	2,105
2017	12.641791	13.916139	10.08%	2,160
2016	11.362201	12.641791	11.26%	2,281
2015	12.324485	11.362201	-7.81%	3,088
2014	12.190439	12.324485	1.10%	4,340
2013	10.019480	12.190439	21.67%	5,077
2012	8.838033	10.019480	13.37%	5,264
2011	9.131381	8.838033	-3.21%	5,380
2010	8.425280	9.131381	8.38%	2,766
2009	6.580310	8.425280	28.04%	982
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.363924	15.391923	-5.94%	0
2017	15.177920	16.363924	7.81%	0
2016	13.540774	15.177920	12.09%	0
2015	14.820474	13.540774	-8.63%	0
2014	14.411563	14.820474	2.84%	0
2013	12.866930	14.411563	12.00%	0
2012	11.619776	12.866930	10.73%	2,445
2011	11.545028	11.619776	0.65%	2,641
2010	10.423613	11.545028	10.76%	2,843
2009	7.820175	10.423613	33.29%	2,336
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	31.519024	29.407950	-6.70%	0
2017	26.594856	31.519024	18.52%	0
2016	23.313445	26.594856	14.08%	0
2015	24.614590	23.313445	-5.29%	0
2014	23.031247	24.614590	6.87%	0
2013	18.065813	23.031247	27.49%	0
2012	16.415406	18.065813	10.05%	0
2011	15.753624	16.415406	4.20%	595
2010	13.283583	15.753624	18.59%	595
2009	11.515964	13.283583	15.35%	1,662
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	40.162433	34.392519	-14.37%	0
2017	36.922130	40.162433	8.78%	0
2016	28.849677	36.922130	27.98%	0
2015	31.689616	28.849677	-8.96%	175
2014	32.054706	31.689616	-1.14%	175
2013	23.935102	32.054706	33.92%	175
2012	20.567941	23.935102	16.37%	175
2011	21.740456	20.567941	-5.39%	167
2010	17.248238	21.740456	26.04%	0
2009	13.585543	17.248238	26.96%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.739161	9.715872	-17.24%	0
2017	8.504772	11.739161	38.03%	0
2016	7.366552	8.504772	15.45%	0
2015	9.321326	7.366552	-20.97%	0
2014*	10.000000	9.321326	-6.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	23.668961	19.671742	-16.89%	0
2017	20.632812	23.668961	14.72%	0
2016	19.583493	20.632812	5.36%	0
2015	21.305576	19.583493	-8.08%	0
2014	24.389109	21.305576	-12.64%	0
2013	20.176122	24.389109	20.88%	0
2012	17.360511	20.176122	16.22%	0
2011	19.761922	17.360511	-12.15%	0
2010	18.544458	19.761922	6.57%	0
2009	13.765906	18.544458	34.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.287284	9.305419	0.20%	6,945
2017	9.268956	9.287284	0.20%	6,945
2016	9.159651	9.268956	1.19%	0
2015	9.737254	9.159651	-5.93%	0
2014	9.727337	9.737254	0.10%	2,509
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.279648	11.546406	-5.97%	0
2017	11.043432	12.279648	11.19%	0
2016	10.766868	11.043432	2.57%	0
2015	11.629613	10.766868	-7.42%	0
2014	11.381674	11.629613	2.18%	0
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.380284	-6.20%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.148167	9.468519	-6.70%	0
2017	9.957281	10.148167	1.92%	0
2016	10.178231	9.957281	-2.17%	0
2015	10.166300	10.178231	0.12%	0
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.124935	17.121995	-5.53%	0
2017	14.514525	18.124935	24.87%	0
2016	14.472936	14.514525	0.29%	0
2015	14.055574	14.472936	2.97%	0
2014	13.218862	14.055574	6.33%	0
2013	9.619313	13.218862	37.42%	0
2012*	10.000000	9.619313	-3.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.151327	13.164804	-13.11%	0
2017	13.442790	15.151327	12.71%	0
2016	12.084045	13.442790	11.24%	0
2015	12.842801	12.084045	-5.91%	0
2014	12.541964	12.842801	2.40%	0
2013	9.931779	12.541964	26.28%	0
2012*	10.000000	9.931779	-0.68%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.281051	15.062631	-7.48%	0
2017	13.559441	16.281051	20.07%	0
2016	13.714804	13.559441	-1.13%	0
2015	13.808159	13.714804	-0.68%	0
2014	13.043688	13.808159	5.86%	0
2013	9.713629	13.043688	34.28%	0
2012*	10.000000	9.713629	-2.86%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.519846	14.424815	-7.06%	8,420
2017	13.348319	15.519846	16.27%	8,783
2016	13.936460	13.348319	-4.22%	8,628
2015	15.468629	13.936460	-9.91%	11,183
2014	16.610787	15.468629	-6.88%	11,475
2013	13.504107	16.610787	23.01%	9,586
2012	11.527620	13.504107	17.15%	9,259
2011	12.637243	11.527620	-8.78%	4,467
2010	11.829411	12.637243	6.83%	2,408
2009*	10.000000	11.829411	18.29%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.919532	12.430141	-3.79%	0
2017	12.319552	12.919532	4.87%	0
2016	10.786071	12.319552	14.22%	0
2015	11.736061	10.786071	-8.09%	0
2014	11.715861	11.736061	0.17%	0
2013	10.785977	11.715861	8.62%	0
2012*	10.000000	10.785977	7.86%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.390294	16.100691	-1.77%	0
2017	13.138995	16.390294	24.75%	0
2016	12.595307	13.138995	4.32%	0
2015	13.599214	12.595307	-7.38%	0
2014	12.825132	13.599214	6.04%	0
2013	10.040834	12.825132	27.73%	0
2012*	10.000000	10.040834	0.41%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	27.017902	26.670626	-1.29%	0
2017	23.264663	27.017902	16.13%	0
2016	22.685076	23.264663	2.55%	0
2015	22.983055	22.685076	-1.30%	0
2014	21.600944	22.983055	6.40%	0
2013	18.342165	21.600944	17.77%	0
2012	16.458761	18.342165	11.44%	0
2011	16.518952	16.458761	-0.36%	0
2010	15.542513	16.518952	6.28%	0
2009	12.590316	15.542513	23.45%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.964231	9.667935	-2.97%	0
2017	9.807244	9.964231	1.60%	0
2016	9.759554	9.807244	0.49%	0
2015*	10.000000	9.759554	-2.40%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	40.727581	40.719373	-0.02%	1,100
2017	31.869939	40.727581	27.79%	1,223
2016	31.801846	31.869939	0.21%	1,360
2015	28.901709	31.801846	10.03%	2,253
2014	27.106237	28.901709	6.62%	2,454
2013	21.067810	27.106237	28.66%	1,916
2012	17.304362	21.067810	21.75%	1,798
2011	18.916137	17.304362	-8.52%	1,826
2010	18.072129	18.916137	4.67%	1,013
2009	12.590862	18.072129	43.53%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.305739	23.115553	-0.82%	0
2017	16.359616	23.305739	42.46%	0
2016	14.617036	16.359616	11.92%	0
2015	14.209698	14.617036	2.87%	0
2014	13.219712	14.209698	7.49%	0
2013	9.932885	13.219712	33.09%	0
2012*	10.000000	9.932885	-0.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	30.430700	25.382903	-16.59%	58
2017	23.665264	30.430700	28.59%	65
2016	25.804300	23.665264	-8.29%	65
2015	28.785152	25.804300	-10.36%	65
2014	33.314737	28.785152	-13.60%	65
2013	29.655511	33.314737	12.34%	65
2012	26.656151	29.655511	11.25%	65
2011	40.076870	26.656151	-33.49%	0
2010	32.610823	40.076870	22.89%	0
2009	18.525861	32.610823	76.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.788821	8.636486	-19.95%	2,599
2017	8.585690	10.788821	25.66%	2,599
2016	7.231097	8.585690	18.73%	0
2015	9.201764	7.231097	-21.42%	0
2014	9.816126	9.201764	-6.26%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.156754	9.880674	-2.72%	0
2017	9.947561	10.156754	2.10%	0
2016*	10.000000	9.947561	-0.52%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.451494	15.892518	-3.40%	0
2017	13.246935	16.451494	24.19%	0
2016	12.385608	13.246935	6.95%	0
2015	12.876115	12.385608	-3.81%	0
2014	14.160071	12.876115	-9.07%	0
2013	10.200379	14.160071	38.82%	0
2012*	10.000000	10.200379	2.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	34.081128	30.029033	-11.89%	1,786
2017	29.543420	34.081128	15.36%	1,775
2016	26.414110	29.543420	11.85%	1,867
2015	27.124269	26.414110	-2.62%	1,997
2014	25.038792	27.124269	8.33%	2,075
2013	18.784931	25.038792	33.29%	1,554
2012	16.491322	18.784931	13.91%	1,557
2011	16.854563	16.491322	-2.16%	1,597
2010	15.416671	16.854563	9.33%	1,658
2009	12.807783	15.416671	20.37%	533

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.570082	17.364940	-11.27%	0
2017	15.697494	19.570082	24.67%	0
2016	15.377499	15.697494	2.08%	0
2015	14.713506	15.377499	4.51%	0
2014	14.800315	14.713506	-0.59%	0
2013	11.796298	14.800315	25.47%	0
2012	10.351608	11.796298	13.96%	0
2011	10.720815	10.351608	-3.44%	0
2010*	10.000000	10.720815	7.21%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.721387	12.575898	-1.14%	0
2017	10.101943	12.721387	25.93%	0
2016	9.708973	10.101943	4.05%	0
2015*	10.000000	9.708973	-2.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.410381	13.061145	-2.60%	0
2017	12.882287	13.410381	4.10%	0
2016	12.379052	12.882287	4.07%	0
2015	12.698828	12.379052	-2.52%	0
2014	12.009836	12.698828	5.74%	0
2013	12.288834	12.009836	-2.27%	0
2012	11.449331	12.288834	7.33%	0
2011	11.049723	11.449331	3.62%	0
2010	10.519334	11.049723	5.04%	0
2009	9.783489	10.519334	7.52%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	24.723329	22.588802	-8.63%	0
2017	22.949852	24.723329	7.73%	0
2016	21.111857	22.949852	8.71%	0
2015	21.732430	21.111857	-2.86%	0
2014	21.487226	21.732430	1.14%	0
2013	23.956634	21.487226	-10.31%	0
2012	20.675874	23.956634	15.87%	0
2011	19.677809	20.675874	5.07%	0
2010	18.241042	19.677809	7.88%	0
2009	14.261747	18.241042	27.90%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.257628	9.286847	-9.46%	0
2017	9.271474	10.257628	10.64%	0
2016	8.203512	9.271474	13.02%	0
2015*	10.000000	8.203512	-17.96%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.023712	17.355654	-8.77%	0
2017	16.466930	19.023712	15.53%	0
2016	15.090350	16.466930	9.12%	0
2015	16.536568	15.090350	-8.75%	0
2014	17.177120	16.536568	-3.73%	0
2013	13.245886	17.177120	29.68%	0
2012	10.989027	13.245886	20.54%	0
2011	11.281443	10.989027	-2.59%	0
2010*	10.000000	11.281443	12.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.082134	23.208362	-11.02%	920
2017	24.467351	26.082134	6.60%	964
2016	20.704429	24.467351	18.17%	2,079
2015	22.041574	20.704429	-6.07%	2,140
2014	19.852310	22.041574	11.03%	1,060
2013	15.337695	19.852310	29.43%	1,130
2012	13.634017	15.337695	12.50%	1,264
2011	13.802178	13.634017	-1.22%	1,357
2010	12.408774	13.802178	11.23%	1,368
2009*	10.000000	12.408774	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.161173	16.027934	-6.60%	0
2017	15.076100	17.161173	13.83%	9,453
2016	14.069845	15.076100	7.15%	9,453
2015	14.173682	14.069845	-0.73%	9,453
2014	13.733446	14.173682	3.21%	9,453
2013	11.332197	13.733446	21.19%	9,453
2012	9.962813	11.332197	13.74%	10,511
2011	10.041443	9.962813	-0.78%	10,596
2010	9.119112	10.041443	10.11%	1,231
2009	7.516796	9.119112	21.32%	1,327
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.421491	11.105767	-2.76%	0
2017	11.256925	11.421491	1.46%	0
2016	11.155397	11.256925	0.91%	0
2015	11.374590	11.155397	-1.93%	0
2014	11.022540	11.374590	3.19%	0
2013	11.509405	11.022540	-4.23%	0
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	0
2009	9.344260	10.301441	10.24%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.908674	17.724446	-10.97%	436
2017	15.463347	19.908674	28.75%	482
2016	15.700635	15.463347	-1.51%	523
2015	14.991293	15.700635	4.73%	571
2014	14.975661	14.991293	0.10%	622
2013	11.842648	14.975661	26.46%	672
2012	9.868315	11.842648	20.01%	714
2011	11.069150	9.868315	-10.85%	762
2010	10.117159	11.069150	9.41%	822
2009	7.268248	10.117159	39.20%	855
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.201326	19.725630	-2.35%	0
2017	16.079854	20.201326	25.63%	0
2016	14.997800	16.079854	7.21%	0
2015	14.335786	14.997800	4.62%	0
2014	13.495092	14.335786	6.23%	0
2013	10.592016	13.495092	27.41%	0
2012	9.178394	10.592016	15.40%	0
2011	9.796069	9.178394	-6.31%	0
2010	8.431393	9.796069	16.19%	0
2009	6.180334	8.431393	36.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.997979	16.342325	-3.86%	0
2017	14.181475	16.997979	19.86%	0
2016	12.986218	14.181475	9.20%	0
2015	13.068798	12.986218	-0.63%	0
2014	12.061248	13.068798	8.35%	0
2013	9.227568	12.061248	30.71%	0
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
2009	5.953882	7.648876	28.47%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.906988	15.268447	-4.01%	0
2017	15.217804	15.906988	4.53%	0
2016	14.248230	15.217804	6.80%	0
2015	14.926060	14.248230	-4.54%	0
2014	14.616534	14.926060	2.12%	0
2013	15.038426	14.616534	-2.81%	0
2012	13.629522	15.038426	10.34%	0
2011	13.135866	13.629522	3.76%	0
2010	12.083619	13.135866	8.71%	0
2009	9.883035	12.083619	22.27%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.927043	27.220990	-9.04%	0
2017	25.867531	29.927043	15.69%	0
2016	22.380565	25.867531	15.58%	0
2015	24.354500	22.380565	-8.11%	975
2014	22.745360	24.354500	7.07%	975
2013	17.101632	22.745360	33.00%	975
2012	14.722794	17.101632	16.16%	975
2011	15.368721	14.722794	-4.20%	933
2010	13.542579	15.368721	13.48%	0
2009	10.740570	13.542579	26.09%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.915006	9.819596	-10.04%	0
2017	9.375025	10.915006	16.43%	0
2016	9.261216	9.375025	1.23%	0
2015*	10.000000	9.261216	-7.39%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.067342	0.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.213400	21.178907	-4.66%	775
2017	21.166272	22.213400	4.95%	775
2016	18.861213	21.166272	12.22%	775
2015	19.701110	18.861213	-4.26%	482
2014	19.543386	19.701110	0.81%	482
2013	18.568163	19.543386	5.25%	0
2012	16.489682	18.568163	12.60%	0
2011	16.157331	16.489682	2.06%	0
2010	14.525859	16.157331	11.23%	0
2009	10.121237	14.525859	43.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.032228	15.902727	-6.63%	0
2017	13.887367	17.032228	22.65%	0
2016	12.441796	13.887367	11.62%	0
2015	12.809764	12.441796	-2.87%	0
2014	12.229160	12.809764	4.75%	0
2013	8.667391	12.229160	41.09%	0
2012	7.547054	8.667391	14.84%	0
2011	8.690267	7.547054	-13.16%	0
2010	7.661662	8.690267	13.43%	0
2009	5.095443	7.661662	50.36%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.175025	16.814772	-7.48%	0
2017	15.620009	18.175025	16.36%	0
2016	14.430604	15.620009	8.24%	0
2015	14.741852	14.430604	-2.11%	0
2014	13.570562	14.741852	8.63%	0
2013	9.963831	13.570562	36.20%	0
2012	9.100603	9.963831	9.49%	0
2011	9.570204	9.100603	-4.91%	0
2010	7.879127	9.570204	21.46%	0
2009	6.106026	7.879127	29.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.144024	13.285616	-12.27%	0
2017	12.859177	15.144024	17.77%	0
2016	12.071335	12.859177	6.53%	0
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.802850	12.721185	-7.84%	0
2017	12.530727	13.802850	10.15%	0
2016	12.013058	12.530727	4.31%	0
2015	12.351672	12.013058	-2.74%	0
2014	12.047546	12.351672	2.52%	0
2013	10.689127	12.047546	12.71%	0
2012	9.791400	10.689127	9.17%	0
2011	10.096181	9.791400	-3.02%	0
2010	9.302682	10.096181	8.53%	0
2009	7.898055	9.302682	17.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.664107	13.237295	-9.73%	0
2017	12.881021	14.664107	13.84%	0
2016	12.209243	12.881021	5.50%	0
2015	12.587649	12.209243	-3.01%	0
2014	12.230803	12.587649	2.92%	0
2013	10.262027	12.230803	19.19%	0
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0
2009	7.177820	8.760766	22.05%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.217644	11.695963	-4.27%	0
2017	11.685343	12.217644	4.56%	0
2016	11.362705	11.685343	2.84%	0
2015	11.644681	11.362705	-2.42%	0
2014	11.463574	11.644681	1.58%	0
2013	11.113606	11.463574	3.15%	0
2012	10.517582	11.113606	5.67%	0
2011	10.550197	10.517582	-0.31%	0
2010	10.049218	10.550197	4.99%	0
2009	9.045270	10.049218	11.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.953193	10.924965	-8.60%	0
2017	10.594873	11.953193	12.82%	0
2016	10.210239	10.594873	3.77%	0
2015	10.852845	10.210239	-5.92%	0
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.274802	11.211583	-8.66%	0
2017	10.600518	12.274802	15.79%	0
2016	10.152619	10.600518	4.41%	0
2015	10.857704	10.152619	-6.49%	0
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.271248	13.033217	-8.68%	51,447
2017	12.737951	14.271248	12.04%	51,335
2016	12.139533	12.737951	4.93%	51,487
2015	12.482534	12.139533	-2.75%	54,251
2014	12.143433	12.482534	2.79%	58,159
2013	10.486339	12.143433	15.80%	53,713
2012	9.493730	10.486339	10.46%	63,651
2011	9.888232	9.493730	-3.99%	11,748
2010	9.032136	9.888232	9.48%	4,219
2009	7.534670	9.032136	19.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.880103	13.235777	-11.05%	0
2017	12.820152	14.880103	16.07%	0
2016	12.121100	12.820152	5.77%	0
2015	12.519506	12.121100	-3.18%	0
2014	12.180379	12.519506	2.78%	0
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
2009	6.815732	8.480594	24.43%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.328249	12.476399	-6.39%	0
2017	12.338365	13.328249	8.02%	0
2016	11.840961	12.338365	4.20%	0
2015	12.175434	11.840961	-2.75%	0
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	0
2012	10.061041	10.882906	8.17%	0
2011	10.262408	10.061041	-1.96%	0
2010	9.574869	10.262408	7.18%	0
2009	8.277026	9.574869	15.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.367350	12.072335	-2.39%	0
2017	12.075913	12.367350	2.41%	0
2016	11.698630	12.075913	3.23%	0
2015	12.006669	11.698630	-2.57%	0
2014	11.668360	12.006669	2.90%	0
2013	12.128324	11.668360	-3.79%	0
2012	11.479579	12.128324	5.65%	0
2011	10.991856	11.479579	4.44%	0
2010	10.472120	10.991856	4.96%	0
2009	9.810381	10.472120	6.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.184744	12.771025	-3.14%	1,198
2017	12.925239	13.184744	2.01%	1,168
2016	12.723700	12.925239	1.58%	1,067
2015	13.011044	12.723700	-2.21%	1,069
2014	12.619991	13.011044	3.10%	1,053
2013	13.106782	12.619991	-3.71%	1,059
2012	12.447959	13.106782	5.29%	929
2011	11.940533	12.447959	4.25%	913
2010	11.235352	11.940533	6.28%	921
2009	9.816183	11.235352	14.46%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.849198	12.225901	-11.72%	0
2017	11.950640	13.849198	15.89%	0
2016	10.913914	11.950640	9.50%	0
2015	11.464849	10.913914	-4.81%	0
2014	11.309294	11.464849	1.38%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.862309	11.653988	-9.39%	0
2017	11.494214	12.862309	11.90%	0
2016	10.749782	11.494214	6.93%	0
2015	11.131785	10.749782	-3.43%	0
2014	11.117634	11.131785	0.13%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.674789	27.750324	-3.22%	1,653
2017	22.955457	28.674789	24.91%	1,690
2016	22.600034	22.955457	1.57%	1,723
2015	21.933146	22.600034	3.04%	1,761
2014	20.552673	21.933146	6.72%	1,803
2013	15.341284	20.552673	33.97%	1,843
2012	13.179314	15.341284	16.40%	1,865
2011	13.749831	13.179314	-4.15%	4,200
2010	12.889699	13.749831	6.67%	4,376
2009*	10.000000	12.889699	28.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	35.850542	29.016213	-19.06%	0
2017	25.823540	35.850542	38.83%	0
2016	24.441041	25.823540	5.66%	0
2015	29.682317	24.441041	-17.66%	597
2014	32.031239	29.682317	-7.33%	539
2013	32.446047	32.031239	-1.28%	0
2012	28.214644	32.446047	15.00%	0
2011	37.081218	28.214644	-23.91%	0
2010	32.543435	37.081218	13.94%	0
2009	20.299459	32.543435	60.32%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.324636	12.108166	-1.76%	2,797
2017	12.281207	12.324636	0.35%	2,499
2016	12.401033	12.281207	-0.97%	2,268
2015	12.629231	12.401033	-1.81%	2,402
2014	12.286278	12.629231	2.79%	4,480
2013	13.027084	12.286278	-5.69%	3,566
2012	12.859823	13.027084	1.30%	3,309
2011	12.196707	12.859823	5.44%	3,481
2010	11.841388	12.196707	3.00%	3,441
2009	11.730769	11.841388	0.94%	7,582
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.052103	9.021116	-0.34%	7,646
2017	9.169577	9.052103	-1.28%	7,646
2016	9.327011	9.169577	-1.69%	0
2015	9.488306	9.327011	-1.70%	0
2014	9.652396	9.488306	-1.70%	0
2013	9.819323	9.652396	-1.70%	0
2012	9.989602	9.819323	-1.70%	0
2011	10.161875	9.989602	-1.70%	4,104
2010	10.337602	10.161875	-1.70%	529
2009	10.511969	10.337602	-1.66%	529

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.226922	8.564111	-16.26%	0
2017	8.186707	10.226922	24.92%	0
2016	8.275452	8.186707	-1.07%	0
2015	8.698760	8.275452	-4.87%	0
2014	8.913363	8.698760	-2.41%	0
2013	7.712871	8.913363	15.56%	0
2012	6.809681	7.712871	13.26%	0
2011	7.696934	6.809681	-11.53%	0
2010	6.928966	7.696934	11.08%	0
2009	5.445149	6.928966	27.25%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.135659	9.399063	-15.59%	0
2017	9.101700	11.135659	22.35%	0
2016	9.210492	9.101700	-1.18%	0
2015	9.501783	9.210492	-3.07%	0
2014	10.303705	9.501783	-7.78%	0
2013	8.661863	10.303705	18.95%	0
2012	7.454397	8.661863	16.20%	0
2011	8.701155	7.454397	-14.33%	0
2010	8.241771	8.701155	5.57%	0
2009	6.519215	8.241771	26.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.906529	25.896454	-10.41%	0
2017	24.829067	28.906529	16.42%	0
2016	23.072770	24.829067	7.61%	0
2015	23.708454	23.072770	-2.68%	0
2014	22.973178	23.708454	3.20%	0
2013	18.366053	22.973178	25.09%	0
2012	16.120682	18.366053	13.93%	0
2011	17.070018	16.120682	-5.56%	0
2010	15.148905	17.070018	12.68%	0
2009	12.114945	15.148905	25.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.010253	15.908678	-6.48%	0
2017	15.570464	17.010253	9.25%	0
2016	14.899909	15.570464	4.50%	0
2015	15.183966	14.899909	-1.87%	0
2014	14.769342	15.183966	2.81%	0
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.272668	18.636759	-8.07%	0
2017	17.962277	20.272668	12.86%	0
2016	16.959497	17.962277	5.91%	1,315
2015	17.345066	16.959497	-2.22%	1,315
2014	16.770944	17.345066	3.42%	0
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.434180	13.931614	-3.48%	9,934
2017	13.893574	14.434180	3.89%	9,934
2016	13.555228	13.893574	2.50%	0
2015	13.753235	13.555228	-1.44%	0
2014	13.467169	13.753235	2.12%	0
2013	13.068618	13.467169	3.05%	0
2012	12.640931	13.068618	3.38%	0
2011	12.492878	12.640931	1.19%	0
2010	12.001664	12.492878	4.09%	0
2009	11.192423	12.001664	7.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.863576	11.004790	-7.24%	0
2017	10.583218	11.863576	12.10%	0
2016	10.184425	10.583218	3.92%	0
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.235464	11.298190	-7.66%	0
2017	10.641350	12.235464	14.98%	0
2016	10.121357	10.641350	5.14%	0
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.682010	20.100883	-7.29%	6,936
2017	19.531135	21.682010	11.01%	7,559
2016	18.543411	19.531135	5.33%	7,590
2015	18.927460	18.543411	-2.03%	7,584
2014	18.306317	18.927460	3.39%	7,635
2013	15.967796	18.306317	14.65%	8,108
2012	14.659593	15.967796	8.92%	9,924
2011	14.918601	14.659593	-1.74%	5,244
2010	13.683133	14.918601	9.03%	1,671
2009	11.683976	13.683133	17.11%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.911341	23.500506	-9.30%	0
2017	22.590346	25.911341	14.70%	0
2016	21.183275	22.590346	6.64%	0
2015	21.708065	21.183275	-2.42%	0
2014	21.040498	21.708065	3.17%	0
2013	17.490352	21.040498	20.30%	0
2012	15.641258	17.490352	11.82%	0
2011	16.256941	15.641258	-3.79%	0
2010	14.656816	16.256941	10.92%	383
2009	11.986491	14.656816	22.28%	383
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.993790	17.026182	-5.38%	0
2017	16.760259	17.993790	7.36%	0
2016	16.129457	16.760259	3.91%	0
2015	16.413425	16.129457	-1.73%	327
2014	15.941727	16.413425	2.96%	1,056
2013	14.677045	15.941727	8.62%	1,301
2012	13.820321	14.677045	6.20%	1,301
2011	13.774685	13.820321	0.33%	1,301
2010	12.913074	13.774685	6.67%	1,301
2009	11.466673	12.913074	12.61%	2,089
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.761405	11.003088	-6.45%	0
2017	10.177714	11.761405	15.56%	0
2016	9.537981	10.177714	6.71%	0
2015	9.925991	9.537981	-3.91%	0
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.895122	12.348323	-4.24%	0
2017	10.778820	12.895122	19.63%	0
2016	9.963836	10.778820	8.18%	0
2015	10.121830	9.963836	-1.56%	0
2014*	10.000000	10.121830	1.22%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	42.802611	37.281328	-12.90%	310
2017	37.606620	42.802611	13.82%	310
2016	31.802564	37.606620	18.25%	310
2015	33.193791	31.802564	-4.19%	344
2014	30.860662	33.193791	7.56%	344
2013	23.596073	30.860662	30.79%	344
2012	20.434535	23.596073	15.47%	344
2011	21.329936	20.434535	-4.20%	328
2010	17.193492	21.329936	24.06%	0
2009	12.789853	17.193492	34.43%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.191726	9.985654	-18.09%	0
2017	9.879164	12.191726	23.41%	0
2016	10.304247	9.879164	-4.13%	0
2015	10.551539	10.304247	-2.34%	0
2014	10.881151	10.551539	-3.03%	0
2013	9.142317	10.881151	19.02%	0
2012	8.051216	9.142317	13.55%	0
2011	9.062326	8.051216	-11.16%	0
2010	8.100611	9.062326	11.87%	0
2009	6.054548	8.100611	33.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.429826	14.161878	-18.75%	0
2017	14.469616	17.429826	20.46%	0
2016	14.020743	14.469616	3.20%	0
2015	15.068802	14.020743	-6.96%	0
2014	16.971863	15.068802	-11.21%	0
2013	14.262964	16.971863	18.99%	0
2012	12.396772	14.262964	15.05%	0
2011	15.087246	12.396772	-17.83%	0
2010	14.493621	15.087246	4.10%	0
2009	11.384808	14.493621	27.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.280470	17.365928	-5.00%	0
2017	14.317645	18.280470	27.68%	0
2016	14.280374	14.317645	0.26%	0
2015	14.086480	14.280374	1.38%	6,902
2014	13.009812	14.086480	8.28%	7,256
2013	9.846233	13.009812	32.13%	7,026
2012	8.624835	9.846233	14.16%	6,446
2011	9.066774	8.624835	-4.87%	5,964
2010	7.995483	9.066774	13.40%	4,601
2009	6.288065	7.995483	27.15%	4,643
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.278314	14.113025	-13.30%	0
2017	14.479495	16.278314	12.42%	0
2016	12.692602	14.479495	14.08%	0
2015	13.371647	12.692602	-5.08%	7,535
2014	12.338983	13.371647	8.37%	7,602
2013	9.296096	12.338983	32.73%	7,263
2012	8.042434	9.296096	15.59%	7,064
2011	8.712042	8.042434	-7.69%	6,531
2010	7.860693	8.712042	10.83%	4,944
2009	6.276217	7.860693	25.25%	4,739

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.069739	16.508987	-8.64%	0
2017	14.414117	18.069739	25.36%	0
2016	13.825497	14.414117	4.26%	0
2015	14.113403	13.825497	-2.04%	0
2014	13.842586	14.113403	1.96%	0
2013	10.159648	13.842586	36.25%	0
2012	9.015486	10.159648	12.69%	0
2011	9.598319	9.015486	-6.07%	0
2010	7.720646	9.598319	24.32%	0
2009	6.198650	7.720646	24.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.965038	17.895691	-14.64%	0
2017	18.733961	20.965038	11.91%	0
2016	16.205808	18.733961	15.60%	0
2015	16.975956	16.205808	-4.54%	0
2014	14.757742	16.975956	15.03%	0
2013	11.065093	14.757742	33.37%	0
2012	9.675375	11.065093	14.36%	0
2011	10.076273	9.675375	-3.98%	0
2010	8.568256	10.076273	17.60%	0
2009	6.680815	8.568256	28.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	28.316669	25.545675	-9.79%	0
2017	23.109250	28.316669	22.53%	0
2016	21.754764	23.109250	6.23%	0
2015	22.014429	21.754764	-1.18%	0
2014	21.840806	22.014429	0.79%	0
2013	15.434684	21.840806	41.50%	0
2012	13.884361	15.434684	11.17%	0
2011	14.246687	13.884361	-2.54%	0
2010	11.584600	14.246687	22.98%	0
2009	9.265881	11.584600	25.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	40.267057	32.801312	-18.54%	0
2017	37.664583	40.267057	6.91%	0
2016	30.501408	37.664583	23.48%	0
2015	33.111468	30.501408	-7.88%	0
2014	31.549689	33.111468	4.95%	0
2013	22.921069	31.549689	37.64%	0
2012	19.382715	22.921069	18.26%	0
2011	20.854531	19.382715	-7.06%	271
2010	16.774034	20.854531	24.33%	271
2009	13.558015	16.774034	23.72%	271

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	37.728306	32.324005	-14.32%	0
2017	33.903853	37.728306	11.28%	0
2016	28.143842	33.903853	20.47%	0
2015	29.183666	28.143842	-3.56%	0
2014	29.524266	29.183666	-1.15%	0
2013	21.369151	29.524266	38.16%	0
2012	18.866762	21.369151	13.26%	0
2011	20.374791	18.866762	-7.40%	0
2010	16.584203	20.374791	22.86%	0
2009	12.550074	16.584203	32.14%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.627547	27.079926	-1.98%	0
2017	23.372181	27.627547	18.21%	0
2016	21.388690	23.372181	9.27%	0
2015	21.615524	21.388690	-1.05%	0
2014	19.665564	21.615524	9.92%	0
2013	15.295902	19.665564	28.57%	0
2012	13.668346	15.295902	11.91%	0
2011	13.851856	13.668346	-1.32%	0
2010	12.445536	13.851856	11.30%	0
2009	10.083723	12.445536	23.42%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.063551	13.262301	-5.70%	1,208
2017	13.478067	14.063551	4.34%	1,123
2016	12.792348	13.478067	5.36%	1,090
2015	13.794413	12.792348	-7.26%	1,160
2014	10.911489	13.794413	26.42%	1,164
2013	10.808349	10.911489	0.95%	749
2012	9.513349	10.808349	13.61%	615
2011	9.117820	9.513349	4.34%	1,448
2010	7.144713	9.117820	27.62%	1,519
2009	5.569001	7.144713	28.29%	791
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.793244	15.701747	-6.50%	1,556
2017	14.091863	16.793244	19.17%	1,556
2016	12.868379	14.091863	9.51%	1,556
2015	12.968643	12.868379	-0.77%	0
2014	11.667162	12.968643	11.16%	0
2013*	10.000000	11.667162	16.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.117021	10.025673	-0.90%	0
2017	10.131505	10.117021	-0.14%	0
2016	10.055677	10.131505	0.75%	0
2015	10.264591	10.055677	-2.04%	0
2014	10.390782	10.264591	-1.21%	0
2013	10.559348	10.390782	-1.60%	0
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	0
2009	9.830311	10.350221	5.29%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.066143	14.000130	-12.86%	1,749
2017	14.313391	16.066143	12.25%	1,749
2016	12.046089	14.313391	18.82%	0
2015	12.883401	12.046089	-6.50%	0
2014	12.535651	12.883401	2.77%	0
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.456497	13.637313	-17.13%	0
2017	13.641211	16.456497	20.64%	0
2016	13.723442	13.641211	-0.60%	0
2015	14.527845	13.723442	-5.54%	0
2014	16.089992	14.527845	-9.71%	0
2013	13.629435	16.089992	18.05%	0
2012	11.596824	13.629435	17.53%	0
2011	13.471087	11.596824	-13.91%	0
2010	12.886142	13.471087	4.54%	0
2009*	10.000000	12.886142	28.86%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	36.292680	33.332674	-8.16%	0
2017	29.638376	36.292680	22.45%	0
2016	28.944934	29.638376	2.40%	0
2015	29.155483	28.944934	-0.72%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.898275	9.828414	-0.71%	0
2017	9.980033	9.898275	-0.82%	0
2016	10.029857	9.980033	-0.50%	0
2015	10.184595	10.029857	-1.52%	0
2014	10.297917	10.184595	-1.10%	0
2013	10.411789	10.297917	-1.09%	0
2012	10.125982	10.411789	2.82%	0
2011	10.270957	10.125982	-1.41%	0
2010	9.924075	10.270957	3.50%	0
2009	8.908440	9.924075	11.40%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	29.488983	27.325167	-7.34%	0
2017	25.329374	29.488983	16.42%	0
2016	23.453225	25.329374	8.00%	0
2015	23.969959	23.453225	-2.16%	0
2014	22.091013	23.969959	8.51%	0
2013	16.331631	22.091013	35.27%	0
2012	14.970977	16.331631	9.09%	0
2011	15.713411	14.970977	-4.72%	0
2010	13.011216	15.713411	20.77%	0
2009	10.071209	13.011216	29.19%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.414419	10.500397	-8.01%	0
2017	10.532644	11.414419	8.37%	0
2016	10.125457	10.532644	4.02%	0
2015	10.816463	10.125457	-6.39%	0
2014	10.715249	10.816463	0.94%	0
2013	10.143221	10.715249	5.64%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.286791	10.979332	-10.64%	0
2017	10.652086	12.286791	15.35%	0
2016	10.304923	10.652086	3.37%	0
2015	11.568102	10.304923	-10.92%	0
2014	11.665048	11.568102	-0.83%	0
2013	10.261940	11.665048	13.67%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.153753	11.036293	-9.19%	0
2017	10.881659	12.153753	11.69%	0
2016	10.458070	10.881659	4.05%	0
2015	11.399569	10.458070	-8.26%	0
2014	11.314036	11.399569	0.76%	0
2013	10.279583	11.314036	10.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	39.063931	33.253391	-14.87%	778
2017	29.150051	39.063931	34.01%	778
2016	29.699454	29.150051	-1.85%	778
2015	29.142872	29.699454	1.91%	1,321
2014	29.049621	29.142872	0.32%	1,321
2013	23.270767	29.049621	24.83%	0
2012	19.573342	23.270767	18.89%	0
2011	21.767378	19.573342	-10.08%	0
2010	19.138232	21.767378	13.74%	0
2009	13.971006	19.138232	36.99%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.447431	9.802716	-6.17%	0
2017	10.022591	10.447431	4.24%	0
2016	9.594353	10.022591	4.46%	0
2015	10.009711	9.594353	-4.15%	0
2014	9.935290	10.009711	0.75%	0
2013	10.144346	9.935290	-2.06%	0
2012*	10.000000	10.144346	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.855103	8.583385	-20.93%	2,240
2017	8.732838	10.855103	24.30%	2,240
2016	9.131402	8.732838	-4.36%	2,240
2015	9.009507	9.131402	1.35%	0
2014*	10.000000	9.009507	-9.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	29.179493	26.358230	-9.67%	0
2017	25.448987	29.179493	14.66%	0
2016	23.259863	25.448987	9.41%	0
2015	22.949132	23.259863	1.35%	0
2014	21.146639	22.949132	8.52%	0
2013	16.366709	21.146639	29.21%	0
2012	14.278780	16.366709	14.62%	0
2011	14.571030	14.278780	-2.01%	0
2010	12.797538	14.571030	13.86%	0
2009	10.171462	12.797538	25.82%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	41.594069	36.574328	-12.07%	319
2017	37.144367	41.594069	11.98%	319
2016	32.110324	37.144367	15.68%	319
2015	34.785456	32.110324	-7.69%	0
2014	31.693294	34.785456	9.76%	0
2013	22.927266	31.693294	38.23%	0
2012	19.822086	22.927266	15.67%	0
2011	20.656451	19.822086	-4.04%	0
2010	17.076263	20.656451	20.97%	0
2009	12.690879	17.076263	34.56%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.370397	10.567277	-7.06%	5,338
2017	10.201628	11.370397	11.46%	5,338
2016	9.191387	10.201628	10.99%	5,338
2015	10.296406	9.191387	-10.73%	5,338
2014	10.427049	10.296406	-1.25%	5,338
2013	10.595789	10.427049	-1.59%	5,338
2012*	10.000000	10.595789	5.96%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.491208	9.814299	-6.45%	0
2017	9.721362	10.491208	7.92%	0
2016	8.734867	9.721362	11.29%	0
2015	9.101190	8.734867	-4.03%	0
2014	9.130346	9.101190	-0.32%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.691973	11.024001	-5.71%	1,943
2017	10.740639	11.691973	8.86%	1,888
2016	10.617598	10.740639	1.16%	1,777
2015	11.636159	10.617598	-8.75%	1,805
2014	11.801877	11.636159	-1.40%	1,617
2013	12.849827	11.801877	-8.16%	1,596
2012	12.422654	12.849827	3.44%	1,316
2011	11.655907	12.422654	6.58%	1,279
2010	10.841398	11.655907	7.51%	1,314
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.053020	10.889863	-1.48%	1,394
2017	11.104592	11.053020	-0.46%	1,387
2016	11.150585	11.104592	-0.41%	1,272
2015	11.319791	11.150585	-1.49%	1,231
2014	11.430031	11.319791	-0.96%	3,094
2013	11.654767	11.430031	-1.93%	3,148
2012	11.212140	11.654767	3.95%	3,115
2011	11.291696	11.212140	-0.70%	3,155
2010	10.920652	11.291696	3.40%	3,230
2009*	10.000000	10.920652	9.21%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.144914	10.113821	-0.31%	0
2017	10.087343	10.144914	0.57%	0
2016*	10.000000	10.087343	0.87%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.850573	10.597384	-2.33%	6,092
2017	10.530441	10.850573	3.04%	6,092
2016	10.442267	10.530441	0.84%	0
2015	10.587320	10.442267	-1.37%	0
2014	10.339516	10.587320	2.40%	0
2013	10.738805	10.339516	-3.72%	0
2012	9.977132	10.738805	7.63%	0
2011*	10.000000	9.977132	-0.23%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.233955	10.104581	-10.05%	804
2017*	10.000000	11.233955	12.34%	889

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.283219	13.366866	0.63%	756
2017	10.322272	13.283219	28.69%	836
2016*	10.000000	10.322272	3.22%	906
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.636815	16.406877	-20.50%	0
2017	16.584400	20.636815	24.44%	0
2016	17.294739	16.584400	-4.11%	0
2015	17.569240	17.294739	-1.56%	0
2014	19.172587	17.569240	-8.36%	0
2013	15.229073	19.172587	25.89%	0
2012	12.707935	15.229073	19.84%	0
2011	15.562903	12.707935	-18.34%	0
2010	14.389186	15.562903	8.16%	0
2009	11.744881	14.389186	22.51%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.057955	33.762646	-0.87%	333
2017	27.213906	34.057955	25.15%	351
2016	31.005791	27.213906	-12.23%	1,043
2015	28.044718	31.005791	10.56%	1,389
2014	21.741054	28.044718	28.99%	933
2013	14.694301	21.741054	47.96%	899
2012	11.411460	14.694301	28.77%	815
2011	10.516214	11.411460	8.51%	650
2010*	10.000000	10.516214	5.16%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.324908	5.153290	-29.65%	14
2017	7.601069	7.324908	-3.63%	16
2016	5.391522	7.601069	40.98%	16
2015	8.263698	5.391522	-34.76%	6,211
2014	10.423375	8.263698	-20.72%	4,691
2013	9.613860	10.423375	8.42%	4,097
2012*	10.000000	9.613860	-3.86%	1,013
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.492566	5.281930	-29.50%	159
2017	7.753425	7.492566	-3.36%	176
2016	5.488215	7.753425	41.27%	176
2015	8.389247	5.488215	-34.58%	176
2014	10.549928	8.389247	-20.48%	176
2013	9.709583	10.549928	8.65%	176
2012*	10.000000	9.709583	-2.90%	176

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.668156	28.546860	-0.42%	608
2017	23.170864	28.668156	23.73%	724
2016	21.875813	23.170864	5.92%	793
2015	22.914709	21.875813	-4.53%	2,307
2014	23.757157	22.914709	-3.55%	2,720
2013	16.087110	23.757157	47.68%	2,188
2012	15.171806	16.087110	6.03%	1,905
2011	16.177314	15.171806	-6.22%	1,562
2010	12.981380	16.177314	24.62%	422
2009	8.651424	12.981380	50.05%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.609964	11.477850	-8.98%	0
2017	11.225990	12.609964	12.33%	0
2016	11.053331	11.225990	1.56%	0
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	29.926415	27.681366	-7.50%	0
2017	25.681728	29.926415	16.53%	0
2016	23.532724	25.681728	9.13%	0
2015	23.614969	23.532724	-0.35%	0
2014	21.992417	23.614969	7.38%	0
2013	16.630891	21.992417	32.24%	0
2012	14.438026	16.630891	15.19%	0
2011	13.853680	14.438026	4.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.635437	-23.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	42.419393	35.298671	-16.79%	0
2017	38.256744	42.419393	10.88%	0
2016	31.200744	38.256744	22.61%	0
2015	33.673966	31.200744	-7.34%	0
2014	31.459395	33.673966	7.04%	0
2013	23.263995	31.459395	35.23%	0
2012	19.987746	23.263995	16.39%	0
2011	22.262631	19.987746	-10.22%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.226427	12.627447	-4.53%	0
2017	12.984597	13.226427	1.86%	0
2016	12.659799	12.984597	2.57%	0
2015	13.211386	12.659799	-4.18%	0
2014	13.017171	13.211386	1.49%	0
2013	14.476590	13.017171	-10.08%	0
2012	13.721610	14.476590	5.50%	0
2011	12.497477	13.721610	9.80%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	28.820710	26.276737	-8.83%	0
2017	24.383315	28.820710	18.20%	0
2016	21.922692	24.383315	11.22%	0
2015	23.724581	21.922692	-7.60%	0
2014	21.496310	23.724581	10.37%	0
2013	16.148867	21.496310	33.11%	0
2012	14.360944	16.148867	12.45%	0
2011	14.210230	14.360944	1.06%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.972226	24.772924	-14.49%	0
2017	26.453221	28.972226	9.52%	0
2016	21.939001	26.453221	20.58%	0
2015	22.688162	21.939001	-3.30%	0
2014	19.866235	22.688162	14.20%	0
2013	15.565748	19.866235	27.63%	0
2012	13.631589	15.565748	14.19%	0
2011	13.991845	13.631589	-2.57%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.997666	13.078131	-6.57%	0
2017	12.409128	13.997666	12.80%	0
2016	11.773146	12.409128	5.40%	0
2015	12.112638	11.773146	-2.80%	0
2014	11.979930	12.112638	1.11%	0
2013	10.112232	11.979930	18.47%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.720397	10.227560	-4.60%	0
2017	10.189546	10.720397	5.21%	0
2016	9.192196	10.189546	10.85%	0
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.969194	9.723128	-2.47%	0
2017	9.831075	9.969194	1.40%	0
2016	9.765557	9.831075	0.67%	0
2015*	10.000000	9.765557	-2.34%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.709605	11.559932	-9.05%	0
2017	11.104182	12.709605	14.46%	0
2016	9.737612	11.104182	14.03%	0
2015*	10.000000	9.737612	-2.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.565571	15.040663	-9.21%	0
2017	14.827213	16.565571	11.72%	0
2016	14.537422	14.827213	1.99%	0
2015	14.945997	14.537422	-2.73%	0
2014	14.923860	14.945997	0.15%	0
2013	13.275810	14.923860	12.41%	0
2012	12.288096	13.275810	8.04%	0
2011	12.978965	12.288096	-5.32%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.176426	9.597586	-5.69%	0
2017*	10.000000	10.176426	1.76%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.451231	13.423198	-18.41%	0
2017	14.981834	16.451231	9.81%	0
2016	11.632000	14.981834	28.80%	0
2015	12.657171	11.632000	-8.10%	0
2014	12.197325	12.657171	3.77%	0
2013*	10.000000	12.197325	21.97%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.303536	11.019331	-17.17%	0
2017	11.769594	13.303536	13.03%	0
2016	10.397956	11.769594	13.19%	0
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	43.521784	38.918182	-10.58%	0
2017	39.406965	43.521784	10.44%	0
2016	31.899888	39.406965	23.53%	0
2015	33.242517	31.899888	-4.04%	0
2014	32.186213	33.242517	3.28%	0
2013	23.280544	32.186213	38.25%	0
2012	20.473298	23.280544	13.71%	0
2011	20.720623	20.473298	-1.19%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	31.128111	29.095751	-6.53%	0
2017	26.136670	31.128111	19.10%	0
2016	23.869921	26.136670	9.50%	0
2015	24.085928	23.869921	-0.90%	0
2014	21.674639	24.085928	11.12%	0
2013	16.749922	21.674639	29.40%	0
2012	14.764267	16.749922	13.45%	0
2011	14.787085	14.764267	-0.15%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.424124	25.027866	-8.74%	0
2017	21.975600	27.424124	24.79%	0
2016	20.779660	21.975600	5.76%	0
2015	21.739768	20.779660	-4.42%	0
2014	20.520863	21.739768	5.94%	0
2013	17.286242	20.520863	18.71%	0
2012	15.975323	17.286242	8.21%	0
2011	14.952491	15.975323	6.84%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	26.001246	20.616715	-20.71%	0
2017	21.277433	26.001246	22.20%	0
2016	18.542259	21.277433	14.75%	0
2015	19.360898	18.542259	-4.23%	0
2014	19.448752	19.360898	-0.45%	0
2013	13.355199	19.448752	45.63%	0
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.500539	10.306919	-1.84%	0
2017	10.331401	10.500539	1.64%	0
2016	9.651508	10.331401	7.04%	0
2015	9.921864	9.651508	-2.72%	0
2014	10.041128	9.921864	-1.19%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.038948	-9.61%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.630688	13.285945	-2.53%	0
2017	13.371465	13.630688	1.94%	0
2016	13.144729	13.371465	1.72%	0
2015	13.437907	13.144729	-2.18%	0
2014	13.213100	13.437907	1.70%	0
2013	13.348274	13.213100	-1.01%	0
2012	12.413950	13.348274	7.53%	0
2011	12.387889	12.413950	0.21%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.219846	-17.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.570740	15.585374	-5.95%	0
2017	14.951678	16.570740	10.83%	0
2016	14.460919	14.951678	3.39%	0
2015	14.796984	14.460919	-2.27%	0
2014	14.451944	14.796984	2.39%	0
2013	12.994518	14.451944	11.22%	0
2012	11.853500	12.994518	9.63%	0
2011	12.115952	11.853500	-2.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.817867	16.440400	-7.73%	0
2017	15.597977	17.817867	14.23%	0
2016	15.004361	15.597977	3.96%	0
2015	15.342047	15.004361	-2.20%	0
2014	14.929274	15.342047	2.76%	0
2013	13.140604	14.929274	13.61%	0
2012	11.829064	13.140604	11.09%	0
2011	12.190669	11.829064	-2.97%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.393080	17.517235	-9.67%	0
2017	16.353289	19.393080	18.59%	0
2016	15.646468	16.353289	4.52%	0
2015	16.009966	15.646468	-2.27%	0
2014	15.557219	16.009966	2.91%	0
2013	13.042099	15.557219	19.28%	0
2012	11.525200	13.042099	13.16%	0
2011	12.071604	11.525200	-4.53%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.869726	11.142978	-6.12%	0
2017	10.403804	11.869726	14.09%	0
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.277352	12.030208	-26.09%	0
2017	17.039350	16.277352	-4.47%	0
2016	12.989684	17.039350	31.18%	0
2015	16.683154	12.989684	-22.14%	0
2014	19.465593	16.683154	-14.29%	0
2013	15.958849	19.465593	21.97%	0
2012	15.509505	15.958849	2.90%	0
2011	16.651031	15.509505	-6.86%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.980327	24.242577	-10.15%	0
2017	24.375886	26.980327	10.68%	0
2016	21.076366	24.375886	15.66%	0
2015	22.401267	21.076366	-5.91%	0
2014	21.018038	22.401267	6.58%	0
2013	16.735236	21.018038	25.59%	0
2012	14.552109	16.735236	15.00%	0
2011	14.714425	14.552109	-1.10%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.864962	11.476735	-10.79%	0
2017	11.228216	12.864962	14.58%	0
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	33.125525	32.401875	-2.18%	0
2017	25.007038	33.125525	32.46%	0
2016	25.312028	25.007038	-1.20%	0
2015	24.098990	25.312028	5.03%	0
2014	22.094915	24.098990	9.07%	0
2013	16.535427	22.094915	33.62%	0
2012	14.711717	16.535427	12.40%	0
2011	14.978073	14.711717	-1.78%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.952057	13.598682	-2.53%	0
2017	13.654784	13.952057	2.18%	0
2016	13.301694	13.654784	2.65%	0
2015	13.654647	13.301694	-2.58%	0
2014	13.158621	13.654647	3.77%	0
2013	13.675795	13.158621	-3.78%	0
2012	13.181320	13.675795	3.75%	0
2011	12.533669	13.181320	5.17%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	45.153552	37.805757	-16.27%	0
2017	38.125550	45.153552	18.43%	0
2016	34.669062	38.125550	9.97%	0
2015	35.870883	34.669062	-3.35%	0
2014	34.432944	35.870883	4.18%	0
2013	25.793803	34.432944	33.49%	0
2012	22.916990	25.793803	12.55%	0
2011	26.163996	22.916990	-12.41%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.793978	21.524452	-16.55%	0
2017	20.195707	25.793978	27.72%	0
2016	21.697549	20.195707	-6.92%	0
2015	21.379298	21.697549	1.49%	0
2014	23.728933	21.379298	-9.90%	0
2013	18.554195	23.728933	27.89%	0
2012	15.688360	18.554195	18.27%	0
2011	19.317013	15.688360	-18.78%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.181991	11.195059	-8.10%	0
2017	11.947729	12.181991	1.96%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	36.115510	29.271372	-18.95%	0
2017	30.865947	36.115510	17.01%	0
2016	28.748640	30.865947	7.36%	0
2015	30.225071	28.748640	-4.88%	0
2014	28.882321	30.225071	4.65%	0
2013	22.580709	28.882321	27.91%	0
2012	18.088260	22.580709	24.84%	0
2011	20.239014	18.088260	-10.63%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.847916	12.291558	-11.24%	0
2017	12.586187	13.847916	10.02%	0
2016	11.317969	12.586187	11.21%	0
2015	12.282750	11.317969	-7.85%	0
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	0
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.267133	15.293054	-5.99%	0
2017	15.095803	16.267133	7.76%	0
2016	13.474340	15.095803	12.03%	0
2015	14.755268	13.474340	-8.68%	0
2014	14.355460	14.755268	2.79%	0
2013	12.823360	14.355460	11.95%	0
2012	11.586341	12.823360	10.68%	0
2011	11.517649	11.586341	0.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	31.281441	29.171345	-6.75%	0
2017	26.407776	31.281441	18.46%	0
2016	23.161204	26.407776	14.02%	0
2015	24.466302	23.161204	-5.33%	0
2014	22.904150	24.466302	6.82%	0
2013	17.975242	22.904150	27.42%	0
2012	16.341438	17.975242	10.00%	0
2011	15.690609	16.341438	4.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	39.859784	34.115883	-14.41%	0
2017	36.662493	39.859784	8.72%	0
2016	28.661334	36.662493	27.92%	0
2015	31.498756	28.661334	-9.01%	0
2014	31.877872	31.498756	-1.19%	0
2013	23.815169	31.877872	33.86%	0
2012	20.475326	23.815169	16.31%	0
2011	21.653562	20.475326	-5.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.717292	9.692817	-17.28%	0
2017	8.493234	11.717292	37.96%	0
2016	7.360283	8.493234	15.39%	0
2015	9.318140	7.360283	-21.01%	0
2014*	10.000000	9.318140	-6.82%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	23.490615	19.513519	-16.93%	0
2017	20.487734	23.490615	14.66%	0
2016	19.455662	20.487734	5.30%	0
2015	21.177287	19.455662	-8.13%	0
2014	24.254593	21.177287	-12.69%	0
2013	20.075043	24.254593	20.82%	0
2012	17.282333	20.075043	16.16%	0
2011	19.682940	17.282333	-12.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.265261	9.278618	0.14%	0
2017	9.251671	9.265261	0.15%	0
2016	9.147207	9.251671	1.14%	0
2015	9.728973	9.147207	-5.98%	0
2014	9.724029	9.728973	0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.244333	11.507317	-6.02%	0
2017	11.017255	12.244333	11.14%	0
2016	10.746793	11.017255	2.52%	0
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.377087	-6.23%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.124128	9.441271	-6.74%	0
2017	9.938737	10.124128	1.87%	0
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.072700	17.063893	-5.58%	0
2017	14.480036	18.072700	24.81%	0
2016	14.445873	14.480036	0.24%	0
2015	14.036442	14.445873	2.92%	0
2014	13.207581	14.036442	6.28%	0
2013	9.615981	13.207581	37.35%	0
2012*	10.000000	9.615981	-3.84%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.107729	13.120208	-13.16%	0
2017	13.410910	15.107729	12.65%	0
2016	12.061506	13.410910	11.19%	0
2015	12.825380	12.061506	-5.96%	0
2014	12.531340	12.825380	2.35%	0
2013	9.928417	12.531340	26.22%	0
2012*	10.000000	9.928417	-0.72%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.234125	15.011527	-7.53%	0
2017	13.527218	16.234125	20.01%	0
2016	13.689158	13.527218	-1.18%	0
2015	13.789343	13.689158	-0.73%	0
2014	13.032547	13.789343	5.81%	0
2013	9.710282	13.032547	34.21%	0
2012*	10.000000	9.710282	-2.90%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.451603	14.354042	-7.10%	0
2017	13.296360	15.451603	16.21%	0
2016	13.889249	13.296360	-4.27%	0
2015	15.424075	13.889249	-9.95%	0
2014	16.571392	15.424075	-6.92%	0
2013	13.478931	16.571392	22.94%	0
2012	11.512000	13.478931	17.09%	0
2011	12.626540	11.512000	-8.83%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.882390	12.388067	-3.84%	0
2017	12.290364	12.882390	4.82%	0
2016	10.765970	12.290364	14.16%	0
2015	11.720147	10.765970	-8.14%	0
2014	11.705933	11.720147	0.12%	0
2013	10.782323	11.705933	8.57%	0
2012*	10.000000	10.782323	7.82%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.343191	16.046202	-1.82%	0
2017	13.107873	16.343191	24.68%	0
2016	12.571862	13.107873	4.26%	0
2015	13.580801	12.571862	-7.43%	0
2014	12.814288	13.580801	5.98%	0
2013	10.037435	12.814288	27.66%	0
2012*	10.000000	10.037435	0.37%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	26.814348	26.456141	-1.34%	0
2017	23.101107	26.814348	16.07%	0
2016	22.537022	23.101107	2.50%	0
2015	22.844673	22.537022	-1.35%	0
2014	21.481798	22.844673	6.34%	0
2013	18.250267	21.481798	17.71%	0
2012	16.384652	18.250267	11.39%	0
2011	16.452918	16.384652	-0.41%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.950738	9.649897	-3.02%	0
2017	9.798941	9.950738	1.55%	0
2016	9.756238	9.798941	0.44%	0
2015*	10.000000	9.756238	-2.44%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	40.420567	40.391748	-0.07%	0
2017	31.645736	40.420567	27.73%	0
2016	31.594142	31.645736	0.16%	0
2015	28.727558	31.594142	9.98%	0
2014	26.956617	28.727558	6.57%	0
2013	20.962185	26.956617	28.60%	0
2012	17.226388	20.962185	21.69%	0
2011	18.840477	17.226388	-8.57%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.238659	23.037227	-0.87%	0
2017	16.320797	23.238659	42.39%	0
2016	14.589746	16.320797	11.86%	0
2015	14.190371	14.589746	2.81%	0
2014	13.208445	14.190371	7.43%	0
2013	9.929462	13.208445	33.02%	0
2012*	10.000000	9.929462	-0.71%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	30.201271	25.178632	-16.63%	0
2017	23.498756	30.201271	28.52%	0
2016	25.635747	23.498756	-8.34%	0
2015	28.611695	25.635747	-10.40%	0
2014	33.130857	28.611695	-13.64%	0
2013	29.506835	33.130857	12.28%	0
2012	26.536056	29.506835	11.20%	0
2011	39.916616	26.536056	-33.52%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.763266	8.611608	-19.99%	0
2017	8.569707	10.763266	25.60%	0
2016	7.221288	8.569707	18.67%	0
2015	9.193954	7.221288	-21.46%	0
2014	9.812785	9.193954	-6.31%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.148188	9.867284	-2.77%	0
2017	9.944211	10.148188	2.05%	0
2016*	10.000000	9.944211	-0.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.404179	15.838692	-3.45%	0
2017	13.215531	16.404179	24.13%	0
2016	12.362520	13.215531	6.90%	0
2015	12.858653	12.362520	-3.86%	0
2014	14.148077	12.858653	-9.11%	0
2013	10.196918	14.148077	38.75%	0
2012*	10.000000	10.196918	1.97%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.824310	29.787494	-11.93%	0
2017	29.335665	33.824310	15.30%	0
2016	26.241671	29.335665	11.79%	0
2015	26.960908	26.241671	-2.67%	0
2014	24.900646	26.960908	8.27%	0
2013	18.690785	24.900646	33.22%	0
2012	16.417040	18.690785	13.85%	0
2011	16.787166	16.417040	-2.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.494003	17.288585	-11.31%	0
2017	15.644395	19.494003	24.61%	0
2016	15.333259	15.644395	2.03%	0
2015	14.678641	15.333259	4.46%	0
2014	14.772760	14.678641	-0.64%	0
2013	11.780323	14.772760	25.40%	0
2012	10.342861	11.780323	13.90%	0
2011	10.717202	10.342861	-3.49%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.703567	12.551869	-1.19%	0
2017	10.092905	12.703567	25.87%	0
2016	9.705202	10.092905	3.99%	0
2015*	10.000000	9.705202	-2.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.310739	12.957456	-2.65%	0
2017	12.793045	13.310739	4.05%	0
2016	12.299519	12.793045	4.01%	0
2015	12.623666	12.299519	-2.57%	0
2014	11.944821	12.623666	5.68%	0
2013	12.228538	11.944821	-2.32%	0
2012	11.398966	12.228538	7.28%	0
2011	11.006698	11.398966	3.56%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	24.535497	22.405716	-8.68%	0
2017	22.787047	24.535497	7.67%	0
2016	20.972725	22.787047	8.65%	0
2015	21.600197	20.972725	-2.90%	0
2014	21.367349	21.600197	1.09%	0
2013	23.835104	21.367349	-10.35%	0
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.243756	9.269537	-9.51%	0
2017	9.263630	10.243756	10.58%	0
2016	8.200726	9.263630	12.96%	0
2015*	10.000000	8.200726	-17.99%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.954527	17.283678	-8.82%	0
2017	16.415371	18.954527	15.47%	0
2016	15.050741	16.415371	9.07%	0
2015	16.501542	15.050741	-8.79%	0
2014	17.149472	16.501542	-3.78%	0
2013	13.231297	17.149472	29.61%	0
2012	10.982532	13.231297	20.48%	0
2011	11.280501	10.982532	-2.64%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.967473	23.094514	-11.06%	0
2017	24.372160	25.967473	6.55%	0
2016	20.634332	24.372160	18.11%	0
2015	21.978136	20.634332	-6.11%	0
2014	19.805247	21.978136	10.97%	0
2013	15.309114	19.805247	29.37%	0
2012	13.615559	15.309114	12.44%	0
2011	13.790494	13.615559	-1.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.059679	15.924989	-6.65%	0
2017	14.994535	17.059679	13.77%	0
2016	14.000824	14.994535	7.10%	0
2015	14.111333	14.000824	-0.78%	0
2014	13.679983	14.111333	3.15%	0
2013	11.293817	13.679983	21.13%	0
2012	9.934130	11.293817	13.69%	0
2011	10.017612	9.934130	-0.83%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.353917	11.034410	-2.81%	0
2017	11.196015	11.353917	1.41%	0
2016	11.100673	11.196015	0.86%	0
2015	11.324564	11.100673	-1.98%	0
2014	10.979648	11.324564	3.14%	0
2013	11.470453	10.979648	-4.28%	0
2012	11.122824	11.470453	3.13%	0
2011	10.707494	11.122824	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.790944	17.610611	-11.02%	0
2017	15.379692	19.790944	28.68%	0
2016	15.623617	15.379692	-1.56%	0
2015	14.925333	15.623617	4.68%	0
2014	14.917365	14.925333	0.05%	0
2013	11.802543	14.917365	26.39%	0
2012	9.839907	11.802543	19.95%	0
2011	11.042898	9.839907	-10.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.081770	19.598859	-2.40%	0
2017	15.992791	20.081770	25.57%	0
2016	14.924156	15.992791	7.16%	0
2015	14.272660	14.924156	4.56%	0
2014	13.442503	14.272660	6.18%	0
2013	10.556109	13.442503	27.34%	0
2012	9.151941	10.556109	15.34%	0
2011	9.772798	9.151941	-6.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.906057	16.245630	-3.91%	0
2017	14.111928	16.906057	19.80%	0
2016	12.929086	14.111928	9.15%	0
2015	13.017917	12.929086	-0.68%	0
2014	12.020395	13.017917	8.30%	0
2013	9.200983	12.020395	30.64%	0
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.787057	15.145576	-4.06%	0
2017	15.110733	15.787057	4.48%	0
2016	14.155154	15.110733	6.75%	0
2015	14.836111	14.155154	-4.59%	0
2014	14.535835	14.836111	2.07%	0
2013	14.962997	14.535835	-2.85%	0
2012	13.568081	14.962997	10.28%	0
2011	13.083288	13.568081	3.71%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.701451	27.001980	-9.09%	0
2017	25.685564	29.701451	15.63%	0
2016	22.234394	25.685564	15.52%	0
2015	24.207767	22.234394	-8.15%	0
2014	22.619836	24.207767	7.02%	0
2013	17.015902	22.619836	32.93%	0
2012	14.656457	17.015902	16.10%	0
2011	15.307241	14.656457	-4.25%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.901347	9.802299	-10.08%	0
2017	9.368039	10.901347	16.37%	0
2016	9.259011	9.368039	1.18%	0
2015*	10.000000	9.259011	-7.41%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.063921	0.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.045955	21.008517	-4.71%	0
2017	21.017384	22.045955	4.89%	0
2016	18.738048	21.017384	12.16%	0
2015	19.582429	18.738048	-4.31%	0
2014	19.435544	19.582429	0.76%	0
2013	18.475098	19.435544	5.20%	0
2012	16.415411	18.475098	12.55%	0
2011	16.092715	16.415411	2.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.948707	15.816642	-6.68%	0
2017	13.826270	16.948707	22.58%	0
2016	12.393340	13.826270	11.56%	0
2015	12.766378	12.393340	-2.92%	0
2014	12.193947	12.766378	4.69%	0
2013	8.646821	12.193947	41.02%	0
2012	7.532982	8.646821	14.79%	0
2011	8.678463	7.532982	-13.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.085861	16.723719	-7.53%	0
2017	15.551262	18.085861	16.30%	0
2016	14.374388	15.551262	8.19%	0
2015	14.691900	14.374388	-2.16%	0
2014	13.531460	14.691900	8.58%	0
2013	9.940186	13.531460	36.13%	0
2012	9.083641	9.940186	9.43%	0
2011	9.557223	9.083641	-4.96%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.069736	13.213674	-12.32%	0
2017	12.802587	15.069736	17.71%	0
2016	12.024315	12.802587	6.47%	0
2015	12.456988	12.024315	-3.47%	0
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.735159	12.652317	-7.88%	0
2017	12.475606	13.735159	10.10%	0
2016	11.966272	12.475606	4.26%	0
2015	12.309826	11.966272	-2.79%	0
2014	12.012839	12.309826	2.47%	0
2013	10.663756	12.012839	12.65%	0
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.592140	13.165588	-9.78%	0
2017	12.824306	14.592140	13.79%	0
2016	12.161653	12.824306	5.45%	0
2015	12.544967	12.161653	-3.06%	0
2014	12.195542	12.544967	2.87%	0
2013	10.237652	12.195542	19.12%	0
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.157713	11.632636	-4.32%	0
2017	11.633920	12.157713	4.50%	0
2016	11.318457	11.633920	2.79%	0
2015	11.605240	11.318457	-2.47%	0
2014	11.430565	11.605240	1.53%	0
2013	11.087244	11.430565	3.10%	0
2012	10.497989	11.087244	5.61%	0
2011	10.535889	10.497989	-0.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.924834	10.893478	-8.65%	0
2017	10.575105	11.924834	12.76%	0
2016	10.196370	10.575105	3.71%	0
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.245721	11.179303	-8.71%	0
2017	10.580763	12.245721	15.74%	0
2016	10.138838	10.580763	4.36%	0
2015	10.848497	10.138838	-6.54%	0
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.201272	12.962680	-8.72%	0
2017	12.681924	14.201272	11.98%	0
2016	12.092268	12.681924	4.88%	0
2015	12.440261	12.092268	-2.80%	0
2014	12.108469	12.440261	2.74%	0
2013	10.461468	12.108469	15.74%	0
2012	9.476046	10.461468	10.40%	0
2011	9.874824	9.476046	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.807095	13.164082	-11.10%	0
2017	12.763725	14.807095	16.01%	0
2016	12.073870	12.763725	5.71%	0
2015	12.477060	12.073870	-3.23%	0
2014	12.145260	12.477060	2.73%	0
2013	9.946771	12.145260	22.10%	0
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.262867	12.408854	-6.44%	0
2017	12.284078	13.262867	7.97%	0
2016	11.794839	12.284078	4.15%	0
2015	12.134187	11.794839	-2.80%	0
2014	11.865930	12.134187	2.26%	0
2013	10.857085	11.865930	9.29%	0
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.306712	12.007000	-2.44%	0
2017	12.022809	12.306712	2.36%	0
2016	11.653100	12.022809	3.17%	0
2015	11.966029	11.653100	-2.62%	0
2014	11.634780	11.966029	2.85%	0
2013	12.099576	11.634780	-3.84%	0
2012	11.458211	12.099576	5.60%	0
2011	10.976951	11.458211	4.38%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.120067	12.701870	-3.19%	0
2017	12.868367	13.120067	1.96%	0
2016	12.674139	12.868367	1.53%	0
2015	12.966964	12.674139	-2.26%	0
2014	12.583641	12.966964	3.05%	0
2013	13.075685	12.583641	-3.76%	0
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.816368	12.190678	-11.77%	0
2017	11.928364	13.816368	15.83%	0
2016	10.899102	11.928364	9.44%	0
2015	11.455121	10.899102	-4.85%	0
2014	11.305452	11.455121	1.32%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.831831	11.620421	-9.44%	0
2017	11.472795	12.831831	11.85%	0
2016	10.735192	11.472795	6.87%	0
2015	11.122340	10.735192	-3.48%	0
2014	11.113852	11.122340	0.08%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.548787	27.614252	-3.27%	0
2017	22.866170	28.548787	24.85%	0
2016	22.523552	22.866170	1.52%	0
2015	21.870050	22.523552	2.99%	0
2014	20.503983	21.870050	6.66%	0
2013	15.312714	20.503983	33.90%	0
2012	13.161472	15.312714	16.34%	0
2011	13.738189	13.161472	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	35.580349	28.782772	-19.10%	0
2017	25.641899	35.580349	38.76%	0
2016	24.281437	25.641899	5.60%	0
2015	29.503519	24.281437	-17.70%	0
2014	31.854512	29.503519	-7.38%	0
2013	32.283453	31.854512	-1.33%	0
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.231708	12.010718	-1.81%	0
2017	12.194796	12.231708	0.30%	0
2016	12.320032	12.194796	-1.02%	0
2015	12.553135	12.320032	-1.86%	0
2014	12.218455	12.553135	2.74%	0
2013	12.961773	12.218455	-5.73%	0
2012	12.801881	12.961773	1.25%	0
2011	12.147918	12.801881	5.38%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.983698	8.948363	-0.39%	0
2017	9.104895	8.983698	-1.33%	0
2016	9.265915	9.104895	-1.74%	0
2015	9.430955	9.265915	-1.75%	0
2014	9.598934	9.430955	-1.75%	0
2013	9.769905	9.598934	-1.75%	0
2012	9.944406	9.769905	-1.75%	0
2011	10.121033	9.944406	-1.75%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.176760	8.517743	-16.30%	0
2017	8.150689	10.176760	24.86%	0
2016	8.243219	8.150689	-1.12%	0
2015	8.669291	8.243219	-4.91%	0
2014	8.887692	8.669291	-2.46%	0
2013	7.694573	8.887692	15.51%	0
2012	6.796997	7.694573	13.21%	0
2011	7.686505	6.796997	-11.57%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.069760	9.338652	-15.64%	0
2017	9.052425	11.069760	22.29%	0
2016	9.165287	9.052425	-1.23%	0
2015	9.459956	9.165287	-3.11%	0
2014	10.263564	9.459956	-7.83%	0
2013	8.632502	10.263564	18.89%	0
2012	7.432925	8.632502	16.14%	0
2011	8.680525	7.432925	-14.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.688685	25.688148	-10.46%	0
2017	24.654450	28.688685	16.36%	0
2016	22.922125	24.654450	7.56%	0
2015	23.565644	22.922125	-2.73%	0
2014	22.846408	23.565644	3.15%	0
2013	18.273978	22.846408	25.02%	0
2012	16.048045	18.273978	13.87%	0
2011	17.001736	16.048045	-5.61%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.935489	15.830644	-6.52%	0
2017	15.509887	16.935489	9.19%	0
2016	14.849467	15.509887	4.45%	0
2015	15.140265	14.849467	-1.92%	0
2014	14.734335	15.140265	2.75%	0
2013	13.221841	14.734335	11.44%	0
2012	12.303112	13.221841	7.47%	0
2011	12.411964	12.303112	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.183589	18.545373	-8.12%	0
2017	17.892430	20.183589	12.81%	0
2016	16.902122	17.892430	5.86%	0
2015	17.295177	16.902122	-2.27%	0
2014	16.731206	17.295177	3.37%	0
2013	14.250979	16.731206	17.40%	0
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.325377	13.819527	-3.53%	0
2017	13.795851	14.325377	3.84%	0
2016	13.466712	13.795851	2.44%	0
2015	13.670380	13.466712	-1.49%	0
2014	13.392845	13.670380	2.07%	0
2013	13.003124	13.392845	3.00%	0
2012	12.584001	13.003124	3.33%	0
2011	12.442939	12.584001	1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.835447	10.973073	-7.29%	0
2017	10.563493	11.835447	12.04%	0
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.206448	11.265628	-7.71%	0
2017	10.621510	12.206448	14.92%	0
2016	10.107611	10.621510	5.08%	0
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.518631	19.939202	-7.34%	0
2017	19.393791	21.518631	10.96%	0
2016	18.422356	19.393791	5.27%	0
2015	18.813468	18.422356	-2.08%	0
2014	18.205323	18.813468	3.34%	0
2013	15.887798	18.205323	14.59%	0
2012	14.593590	15.887798	8.87%	0
2011	14.858981	14.593590	-1.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.716095	23.311485	-9.35%	0
2017	22.431504	25.716095	14.64%	0
2016	21.044992	22.431504	6.59%	0
2015	21.577330	21.044992	-2.47%	0
2014	20.924427	21.577330	3.12%	0
2013	17.402708	20.924427	20.24%	0
2012	15.570810	17.402708	11.76%	0
2011	16.191935	15.570810	-3.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.858160	16.889190	-5.43%	0
2017	16.642354	17.858160	7.31%	0
2016	16.024114	16.642354	3.86%	0
2015	16.314521	16.024114	-1.78%	0
2014	15.853731	16.314521	2.91%	0
2013	14.603455	15.853731	8.56%	0
2012	13.758057	14.603455	6.14%	0
2011	13.719595	13.758057	0.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.740739	10.978133	-6.50%	0
2017	10.164984	11.740739	15.50%	0
2016	9.530877	10.164984	6.65%	0
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.872443	12.320298	-4.29%	0
2017	10.765319	12.872443	19.57%	0
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	42.480042	36.981432	-12.94%	0
2017	37.342141	42.480042	13.76%	0
2016	31.594927	37.342141	18.19%	0
2015	32.993849	31.594927	-4.24%	0
2014	30.690390	32.993849	7.51%	0
2013	23.477812	30.690390	30.72%	0
2012	20.342486	23.477812	15.41%	0
2011	21.244633	20.342486	-4.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.131922	9.931581	-18.14%	0
2017	9.835683	12.131922	23.35%	0
2016	10.264111	9.835683	-4.17%	0
2015	10.515782	10.264111	-2.39%	0
2014	10.849797	10.515782	-3.08%	0
2013	9.120622	10.849797	18.96%	0
2012	8.036198	9.120622	13.49%	0
2011	9.050027	8.036198	-11.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.300233	14.049391	-18.79%	0
2017	14.369324	17.300233	20.40%	0
2016	13.930623	14.369324	3.15%	0
2015	14.979570	13.930623	-7.00%	0
2014	16.879954	14.979570	-11.26%	0
2013	14.192942	16.879954	18.93%	0
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.190808	17.271907	-5.05%	0
2017	14.254637	18.190808	27.61%	0
2016	14.224750	14.254637	0.21%	0
2015	14.038767	14.224750	1.32%	0
2014	12.972341	14.038767	8.22%	0
2013	9.822877	12.972341	32.06%	0
2012	8.608756	9.822877	14.10%	0
2011	9.054459	8.608756	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.198467	14.036608	-13.35%	0
2017	14.415780	16.198467	12.37%	0
2016	12.643162	14.415780	14.02%	0
2015	13.326338	12.643162	-5.13%	0
2014	12.303435	13.326338	8.31%	0
2013	9.274032	12.303435	32.67%	0
2012	8.027444	9.274032	15.53%	0
2011	8.700219	8.027444	-7.73%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.981106	16.419601	-8.68%	0
2017	14.350697	17.981106	25.30%	0
2016	13.771644	14.350697	4.20%	0
2015	14.065582	13.771644	-2.09%	0
2014	13.802708	14.065582	1.90%	0
2013	10.135533	13.802708	36.18%	0
2012	8.998670	10.135533	12.63%	0
2011	9.585284	8.998670	-6.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.862204	17.798795	-14.68%	0
2017	18.651519	20.862204	11.85%	0
2016	16.142678	18.651519	15.54%	0
2015	16.918435	16.142678	-4.59%	0
2014	14.715228	16.918435	14.97%	0
2013	11.038815	14.715228	33.30%	0
2012	9.657332	11.038815	14.31%	0
2011	10.062592	9.657332	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	28.103221	25.340122	-9.83%	0
2017	22.946693	28.103221	22.47%	0
2016	21.612703	22.946693	6.17%	0
2015	21.881801	21.612703	-1.23%	0
2014	21.720263	21.881801	0.74%	0
2013	15.357297	21.720263	41.43%	0
2012	13.821797	15.357297	11.11%	0
2011	14.189699	13.821797	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.963615	32.537463	-18.58%	0
2017	37.399716	39.963615	6.86%	0
2016	30.302270	37.399716	23.42%	0
2015	32.912037	30.302270	-7.93%	0
2014	31.375631	32.912037	4.90%	0
2013	22.806201	31.375631	37.57%	0
2012	19.295405	22.806201	18.19%	0
2011	20.771140	19.295405	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	37.444103	32.064090	-14.37%	0
2017	33.665525	37.444103	11.22%	0
2016	27.960178	33.665525	20.41%	0
2015	29.007985	27.960178	-3.61%	0
2014	29.361478	29.007985	-1.20%	0
2013	21.262124	29.361478	38.09%	0
2012	18.781832	21.262124	13.21%	0
2011	20.293371	18.781832	-7.45%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.419352	26.862113	-2.03%	0
2017	23.207811	27.419352	18.15%	0
2016	21.249049	23.207811	9.22%	0
2015	21.485335	21.249049	-1.10%	0
2014	19.557070	21.485335	9.86%	0
2013	15.219252	19.557070	28.50%	0
2012	13.606781	15.219252	11.85%	0
2011	13.796466	13.606781	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.994583	13.190515	-5.75%	0
2017	13.418766	13.994583	4.29%	0
2016	12.742525	13.418766	5.31%	0
2015	13.747681	12.742525	-7.31%	0
2014	10.880056	13.747681	26.36%	0
2013	10.782698	10.880056	0.90%	0
2012	9.495610	10.782698	13.55%	0
2011	9.105436	9.495610	4.29%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.753453	15.656523	-6.55%	0
2017	14.065600	16.753453	19.11%	0
2016	12.850917	14.065600	9.45%	0
2015	12.957639	12.850917	-0.82%	0
2014	11.663193	12.957639	11.10%	0
2013*	10.000000	11.663193	16.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.067388	9.971381	-0.95%	0
2017	10.086926	10.067388	-0.19%	0
2016	10.016511	10.086926	0.70%	0
2015	10.229826	10.016511	-2.09%	0
2014	10.360863	10.229826	-1.26%	0
2013	10.534295	10.360863	-1.65%	0
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.028103	13.959834	-12.90%	0
2017	14.286741	16.028103	12.19%	0
2016	12.029765	14.286741	18.76%	0
2015	12.872484	12.029765	-6.55%	0
2014	12.531398	12.872484	2.72%	0
2013*	10.000000	12.531398	25.31%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.384184	13.570438	-17.17%	0
2017	13.588149	16.384184	20.58%	0
2016	13.676995	13.588149	-0.65%	0
2015	14.486038	13.676995	-5.58%	0
2014	16.051858	14.486038	-9.75%	0
2013	13.604035	16.051858	17.99%	0
2012	11.581113	13.604035	17.47%	0
2011	13.459684	11.581113	-13.96%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	36.016933	33.062484	-8.20%	0
2017	29.428104	36.016933	22.39%	0
2016	28.754174	29.428104	2.34%	0
2015	28.978087	28.754174	-0.77%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.823603	9.749285	-0.76%	0
2017	9.909771	9.823603	-0.87%	0
2016	9.964312	9.909771	-0.55%	0
2015	10.123198	9.964312	-1.57%	0
2014	10.241052	10.123198	-1.15%	0
2013	10.359573	10.241052	-1.14%	0
2012	10.080351	10.359573	2.77%	0
2011	10.229857	10.080351	-1.46%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	29.269864	27.108253	-7.39%	0
2017	25.153906	29.269864	16.36%	0
2016	23.302573	25.153906	7.94%	0
2015	23.828110	23.302573	-2.21%	0
2014	21.971464	23.828110	8.45%	0
2013	16.251507	21.971464	35.20%	0
2012	14.905135	16.251507	9.03%	0
2011	15.652245	14.905135	-4.77%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.384526	10.467538	-8.05%	0
2017	10.510380	11.384526	8.32%	0
2016	10.109175	10.510380	3.97%	0
2015	10.804568	10.109175	-6.44%	0
2014	10.708920	10.804568	0.89%	0
2013	10.142390	10.708920	5.59%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.254589	10.944952	-10.69%	0
2017	10.629561	12.254589	15.29%	0
2016	10.288350	10.629561	3.32%	0
2015	11.555381	10.288350	-10.96%	0
2014	11.658148	11.555381	-0.88%	0
2013	10.261092	11.658148	13.62%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.121917	11.001753	-9.24%	0
2017	10.858664	12.121917	11.63%	0
2016	10.441262	10.858664	4.00%	0
2015	11.387046	10.441262	-8.31%	0
2014	11.307362	11.387046	0.70%	0
2013	10.278741	11.307362	10.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	38.769523	32.985881	-14.92%	0
2017	28.945022	38.769523	33.94%	0
2016	29.505521	28.945022	-1.90%	0
2015	28.967317	29.505521	1.86%	0
2014	28.889338	28.967317	0.27%	0
2013	23.154137	28.889338	24.77%	0
2012	19.485172	23.154137	18.83%	0
2011	21.680358	19.485172	-10.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.419978	9.771956	-6.22%	0
2017	10.001326	10.419978	4.19%	0
2016	9.578845	10.001326	4.41%	0
2015	9.998625	9.578845	-4.20%	0
2014	9.929325	9.998625	0.70%	0
2013	10.143415	9.929325	-2.11%	0
2012*	10.000000	10.143415	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.834904	8.563019	-20.97%	0
2017	8.721003	10.834904	24.24%	0
2016	9.123662	8.721003	-4.41%	0
2015	9.006445	9.123662	1.30%	0
2014*	10.000000	9.006445	-9.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.959603	26.146207	-9.71%	0
2017	25.270018	28.959603	14.60%	0
2016	23.108011	25.270018	9.36%	0
2015	22.810911	23.108011	1.30%	0
2014	21.029962	22.810911	8.47%	0
2013	16.284679	21.029962	29.14%	0
2012	14.214463	16.284679	14.56%	0
2011	14.512770	14.214463	-2.06%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	41.280631	36.280130	-12.11%	0
2017	36.883159	41.280631	11.92%	0
2016	31.900693	36.883159	15.62%	0
2015	34.575949	31.900693	-7.74%	0
2014	31.518440	34.575949	9.70%	0
2013	22.812364	31.518440	38.16%	0
2012	19.732795	22.812364	15.61%	0
2011	20.573839	19.732795	-4.09%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.337668	10.531478	-7.11%	0
2017	10.177430	11.337668	11.40%	0
2016	9.174242	10.177430	10.93%	0
2015	10.282437	9.174242	-10.78%	0
2014	10.418202	10.282437	-1.30%	0
2013	10.592193	10.418202	-1.64%	0
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.466306	9.785996	-6.50%	0
2017	9.703224	10.466306	7.86%	0
2016	8.722997	9.703224	11.24%	0
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.640547	10.969902	-5.76%	0
2017	10.698826	11.640547	8.80%	0
2016	10.581627	10.698826	1.11%	0
2015	11.602645	10.581627	-8.80%	0
2014	11.773874	11.602645	-1.45%	0
2013	12.825863	11.773874	-8.20%	0
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.004411	10.836420	-1.53%	0
2017	11.061363	11.004411	-0.51%	0
2016	11.112815	11.061363	-0.46%	0
2015	11.287188	11.112815	-1.54%	0
2014	11.402909	11.287188	-1.01%	0
2013	11.633026	11.402909	-1.98%	0
2012	11.196933	11.633026	3.89%	0
2011	11.282116	11.196933	-0.76%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.136327	10.100090	-0.36%	0
2017	10.083914	10.136327	0.52%	0
2016*	10.000000	10.083914	0.84%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.813864	10.556138	-2.38%	0
2017	10.500133	10.813864	2.99%	0
2016	10.417511	10.500133	0.79%	0
2015	10.567590	10.417511	-1.42%	0
2014	10.325496	10.567590	2.34%	0
2013	10.729699	10.325496	-3.77%	0
2012	9.973762	10.729699	7.58%	0
2011*	10.000000	9.973762	-0.26%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.230168	10.096013	-10.10%	0
2017*	10.000000	11.230168	12.30%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.273406	13.350152	0.58%	0
2017	10.319866	13.273406	28.62%	0
2016*	10.000000	10.319866	3.20%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.483453	16.276610	-20.54%	0
2017	16.469492	20.483453	24.37%	0
2016	17.183618	16.469492	-4.16%	0
2015	17.465233	17.183618	-1.61%	0
2014	19.068804	17.465233	-8.41%	0
2013	15.154349	19.068804	25.83%	0
2012	12.652021	15.154349	19.78%	0
2011	15.502307	12.652021	-18.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.925565	33.614192	-0.92%	0
2017	27.121882	33.925565	25.09%	0
2016	30.916649	27.121882	-12.27%	0
2015	27.978326	30.916649	10.50%	0
2014	21.700606	27.978326	28.93%	0
2013	14.674413	21.700606	47.88%	0
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.303833	5.135834	-29.68%	0
2017	7.583041	7.303833	-3.68%	0
2016	5.381461	7.583041	40.91%	0
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.470975	5.264005	-29.54%	0
2017	7.735013	7.470975	-3.41%	0
2016	5.477963	7.735013	41.20%	0
2015	8.377851	5.477963	-34.61%	0
2014	10.540980	8.377851	-20.52%	0
2013	9.706281	10.540980	8.60%	0
2012*	10.000000	9.706281	-2.94%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.477419	28.342412	-0.47%	0
2017	23.028372	28.477419	23.66%	0
2016	21.752313	23.028372	5.87%	0
2015	22.796945	21.752313	-4.58%	0
2014	23.647102	22.796945	-3.60%	0
2013	16.020725	23.647102	47.60%	0
2012	15.116906	16.020725	5.98%	0
2011	16.126972	15.116906	-6.26%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.573729	11.439003	-9.02%	57,293
2017	11.199418	12.573729	12.27%	68,214
2016	11.032759	11.199418	1.51%	70,000
2015	11.382979	11.032759	-3.08%	61,136
2014	11.123667	11.382979	2.33%	61,452
2013	10.119910	11.123667	9.92%	51,675
2012*	10.000000	10.119910	1.20%	43,647
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	29.700712	27.458524	-7.55%	4,142
2017	25.500966	29.700712	16.47%	4,142
2016	23.378948	25.500966	9.08%	4,142
2015	23.472602	23.378948	-0.40%	4,142
2014	21.870950	23.472602	7.32%	4,142
2013	16.547447	21.870950	32.17%	4,142
2012	14.372911	16.547447	15.13%	3,615
2011	13.798212	14.372911	4.17%	3,615
2010	12.456663	13.798212	10.77%	3,615
2009	10.540193	12.456663	18.18%	3,615
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.632834	-23.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	42.099662	35.014654	-16.83%	12,308
2017	37.987649	42.099662	10.82%	9,416
2016	30.997012	37.987649	22.55%	9,691
2015	33.471122	30.997012	-7.39%	9,646
2014	31.285815	33.471122	6.98%	10,881
2013	23.147413	31.285815	35.16%	11,845
2012	19.897727	23.147413	16.33%	8,271
2011	22.173624	19.897727	-10.26%	6,095
2010	17.836941	22.173624	24.31%	1,371
2009	12.732506	17.836941	40.09%	899
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.125869	12.525031	-4.58%	66,362
2017	12.892415	13.125869	1.81%	70,171
2016	12.576307	12.892415	2.51%	115,976
2015	13.130947	12.576307	-4.22%	95,442
2014	12.944497	13.130947	1.44%	86,605
2013	14.403095	12.944497	-10.13%	84,536
2012	13.658916	14.403095	5.45%	74,892
2011	12.446690	13.658916	9.74%	56,321
2010	12.057551	12.446690	3.23%	38,348
2009	11.140577	12.057551	8.23%	34,541

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	28.603453	26.065304	-8.87%	0
2017	24.211787	28.603453	18.14%	0
2016	21.779523	24.211787	11.17%	0
2015	23.581645	21.779523	-7.64%	0
2014	21.377678	23.581645	10.31%	0
2013	16.067909	21.377678	33.05%	0
2012	14.296237	16.067909	12.39%	0
2011	14.153395	14.296237	1.01%	0
2010	12.658137	14.153395	11.81%	0
2009	10.944856	12.658137	15.65%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.786147	24.601211	-14.54%	42,347
2017	26.296668	28.786147	9.47%	55,831
2016	21.820239	26.296668	20.52%	52,282
2015	22.576840	21.820239	-3.35%	43,066
2014	19.778824	22.576840	14.15%	42,948
2013	15.505152	19.778824	27.56%	23,917
2012	13.585449	15.505152	14.13%	15,754
2011	13.951568	13.585449	-2.62%	10,816
2010	11.941104	13.951568	16.84%	6,309
2009	9.368076	11.941104	27.47%	1,051
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.960993	13.037204	-6.62%	77,862
2017	12.382901	13.960993	12.74%	101,303
2016	11.754225	12.382901	5.35%	108,324
2015	12.099329	11.754225	-2.85%	104,311
2014	11.972859	12.099329	1.06%	126,379
2013	10.111402	11.972859	18.41%	91,034
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.705882	10.208490	-4.65%	13,208
2017	10.180914	10.705882	5.16%	24,019
2016	9.189070	10.180914	10.79%	4,418
2015*	10.000000	9.189070	-8.11%	6,499
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.955696	9.704994	-2.52%	30,203
2017	9.822747	9.955696	1.35%	24,286
2016	9.762234	9.822747	0.62%	24,485
2015*	10.000000	9.762234	-2.38%	5,326
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.692383	11.538357	-9.09%	45,204
2017	11.094759	12.692383	14.40%	50,816
2016	9.734290	11.094759	13.98%	41,730
2015*	10.000000	9.734290	-2.66%	5,207

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.492723	14.966850	-9.25%	190,328
2017	14.769500	16.492723	11.67%	233,720
2016	14.488185	14.769500	1.94%	364,727
2015	14.902965	14.488185	-2.78%	278,368
2014	14.888462	14.902965	0.10%	249,373
2013	13.251063	14.888462	12.36%	234,926
2012	12.271448	13.251063	7.98%	157,526
2011	12.967969	12.271448	-5.37%	79,866
2010	12.031177	12.967969	7.79%	25,024
2009*	10.000000	12.031177	20.31%	4,223
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.172992	9.589434	-5.74%	29,233
2017*	10.000000	10.172992	1.73%	29,233
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.412267	13.384541	-18.45%	36,752
2017	14.953937	16.412267	9.75%	44,366
2016	11.616227	14.953937	28.73%	43,992
2015	12.646434	11.616227	-8.15%	18,585
2014	12.193183	12.646434	3.72%	11,039
2013*	10.000000	12.193183	21.93%	3,365
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.278811	10.993218	-17.21%	34,103
2017	11.753669	13.278811	12.98%	34,510
2016	10.389150	11.753669	13.13%	32,817
2015	10.852666	10.389150	-4.27%	30,006
2014*	10.000000	10.852666	8.53%	18,722
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	43.193696	38.605026	-10.62%	8,972
2017	39.129750	43.193696	10.39%	9,246
2016	31.691551	39.129750	23.47%	9,235
2015	33.042230	31.691551	-4.09%	9,321
2014	32.008588	33.042230	3.23%	8,722
2013	23.163840	32.008588	38.18%	12,592
2012	20.381049	23.163840	13.65%	18,701
2011	20.637735	20.381049	-1.24%	11,551
2010	16.702030	20.637735	23.56%	11,275
2009	13.603687	16.702030	22.78%	9,619

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	30.893439	28.861613	-6.58%	14,939
2017	25.952768	30.893439	19.04%	16,635
2016	23.713994	25.952768	9.44%	19,253
2015	23.940772	23.713994	-0.95%	29,454
2014	21.554977	23.940772	11.07%	28,185
2013	16.665914	21.554977	29.34%	33,308
2012	14.697711	16.665914	13.39%	46,684
2011	14.727905	14.697711	-0.21%	40,752
2010	13.094192	14.727905	12.48%	37,346
2009	10.578942	13.094192	23.78%	24,576
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.217386	24.826478	-8.78%	23,181
2017	21.820989	27.217386	24.73%	29,168
2016	20.643949	21.820989	5.70%	30,987
2015	21.608776	20.643949	-4.46%	29,631
2014	20.407592	21.608776	5.89%	34,562
2013	17.199580	20.407592	18.65%	34,603
2012	15.903347	17.199580	8.15%	35,470
2011	14.892684	15.903347	6.79%	12,959
2010	13.182244	14.892684	12.98%	3,567
2009	10.982547	13.182244	20.03%	3,740
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	25.805137	20.450731	-20.75%	0
2017	21.127681	25.805137	22.14%	0
2016	18.421089	21.127681	14.69%	0
2015	19.244175	18.421089	-4.28%	0
2014	19.341347	19.244175	-0.50%	0
2013	13.288198	19.341347	45.55%	0
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	0
2010	10.380505	13.335204	28.46%	0
2009	8.405272	10.380505	23.50%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.475644	10.277222	-1.89%	72,594
2017	10.312140	10.475644	1.59%	86,939
2016	9.638400	10.312140	6.99%	79,060
2015	9.913430	9.638400	-2.77%	42,642
2014	10.037700	9.913430	-1.24%	35,987
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.037240	-9.63%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.527954	13.179049	-2.58%	2,725
2017	13.277414	13.527954	1.89%	2,854
2016	13.058897	13.277414	1.67%	2,631
2015	13.356958	13.058897	-2.23%	2,833
2014	13.140188	13.356958	1.65%	5,748
2013	13.281380	13.140188	-1.06%	6,144
2012	12.358032	13.281380	7.47%	6,081
2011	12.338353	12.358032	0.16%	6,565
2010	11.603463	12.338353	6.33%	6,884
2009	9.833968	11.603463	17.99%	7,298
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.217045	-17.83%	5,978
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.464236	15.477273	-5.99%	12,912
2017	14.863124	16.464236	10.77%	13,272
2016	14.382567	14.863124	3.34%	15,440
2015	14.724310	14.382567	-2.32%	18,620
2014	14.388304	14.724310	2.34%	17,355
2013	12.943876	14.388304	11.16%	5,860
2012	11.813333	12.943876	9.57%	2,072
2011	12.081026	11.813333	-2.22%	0
2010	10.930971	12.081026	10.52%	5,506
2009	8.980132	10.930971	21.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.703394	16.326410	-7.78%	67,644
2017	15.505630	17.703394	14.17%	63,893
2016	14.923107	15.505630	3.90%	87,740
2015	15.266742	14.923107	-2.25%	66,337
2014	14.863553	15.266742	2.71%	62,557
2013	13.089425	14.863553	13.55%	56,217
2012	11.789001	13.089425	11.03%	29,449
2011	12.155562	11.789001	-3.02%	25,242
2010	10.826860	12.155562	12.27%	19,786
2009	8.576795	10.826860	26.23%	3,568
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.268461	17.395757	-9.72%	1,616
2017	16.256438	19.268461	18.53%	1,305
2016	15.561701	16.256438	4.46%	1,211
2015	15.931340	15.561701	-2.32%	7,330
2014	15.488689	15.931340	2.86%	5,779
2013	12.991258	15.488689	19.22%	7,514
2012	11.486132	12.991258	13.10%	2,271
2011	12.036799	11.486132	-4.57%	0
2010	10.576612	12.036799	13.81%	0
2009	8.210542	10.576612	28.82%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.859697	11.127871	-6.17%	74,428
2017	10.400299	11.859697	14.03%	54,731
2016*	10.000000	10.400299	4.00%	26,853
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.172698	11.946736	-26.13%	27,329
2017	16.938404	16.172698	-4.52%	34,602
2016	12.919284	16.938404	31.11%	54,999
2015	16.601215	12.919284	-22.18%	58,864
2014	19.379865	16.601215	-14.34%	39,512
2013	15.896657	19.379865	21.91%	26,088
2012	15.456951	15.896657	2.84%	16,572
2011	16.603040	15.456951	-6.90%	10,348
2010	14.188948	16.603040	17.01%	9,078
2009	9.791116	14.188948	44.92%	6,793
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.776858	24.047434	-10.19%	78,045
2017	24.204327	26.776858	10.63%	105,979
2016	20.938655	24.204327	15.60%	101,220
2015	22.266230	20.938655	-5.96%	97,549
2014	20.901971	22.266230	6.53%	95,536
2013	16.651302	20.901971	25.53%	56,269
2012	14.486509	16.651302	14.94%	22,620
2011	14.655542	14.486509	-1.15%	13,177
2010	12.986716	14.655542	12.85%	9,018
2009	10.182016	12.986716	27.55%	7,942
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.854110	11.461186	-10.84%	18,154
2017	11.224444	12.854110	14.52%	12,971
2016*	10.000000	11.224444	12.24%	14,457
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	32.875773	32.141113	-2.23%	46,613
2017	24.831087	32.875773	32.40%	53,373
2016	25.146696	24.831087	-1.26%	54,381
2015	23.953774	25.146696	4.98%	88,036
2014	21.972957	23.953774	9.01%	47,847
2013	16.452529	21.972957	33.55%	29,038
2012	14.645431	16.452529	12.34%	15,422
2011	14.918169	14.645431	-1.83%	9,527
2010	12.264761	14.918169	21.63%	3,598
2009	9.760134	12.264761	25.66%	2,910

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.846828	13.489205	-2.58%	55,035
2017	13.558685	13.846828	2.13%	52,076
2016	13.214778	13.558685	2.60%	56,327
2015	13.572335	13.214778	-2.63%	65,524
2014	13.085958	13.572335	3.72%	49,007
2013	13.607204	13.085958	-3.83%	37,922
2012	13.121907	13.607204	3.70%	44,839
2011	12.483522	13.121907	5.11%	45,005
2010	11.820142	12.483522	5.61%	35,890
2009	10.424222	11.820142	13.39%	11,523
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	44.813124	37.501507	-16.32%	43,216
2017	37.857297	44.813124	18.37%	50,275
2016	34.442617	37.857297	9.91%	53,107
2015	35.654732	34.442617	-3.40%	56,528
2014	34.242892	35.654732	4.12%	47,313
2013	25.664469	34.242892	33.43%	41,710
2012	22.813717	25.664469	12.50%	23,848
2011	26.059334	22.813717	-12.45%	21,277
2010	20.639521	26.059334	26.26%	23,839
2009	15.039323	20.639521	37.24%	16,364
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.599475	21.351204	-16.60%	21,121
2017	20.053574	25.599475	27.66%	23,260
2016	21.555789	20.053574	-6.97%	13,453
2015	21.250433	21.555789	1.44%	19,192
2014	23.597922	21.250433	-9.95%	1,474
2013	18.461137	23.597922	27.82%	1,474
2012	15.617635	18.461137	18.21%	1,474
2011	19.239726	15.617635	-18.83%	1,474
2010	17.364361	19.239726	10.80%	1,474
2009	14.009388	17.364361	23.95%	1,474
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.153093	11.162793	-8.15%	23,202
2017	11.925450	12.153093	1.91%	253
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	35.843171	29.035755	-18.99%	0
2017	30.648734	35.843171	16.95%	0
2016	28.560823	30.648734	7.31%	0
2015	30.042894	28.560823	-4.93%	0
2014	28.722863	30.042894	4.60%	0
2013	22.467472	28.722863	27.84%	0
2012	18.006731	22.467472	24.77%	0
2011	20.158035	18.006731	-10.67%	0
2010	16.247843	20.158035	24.07%	0
2009	10.528423	16.247843	54.32%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.779965	12.224970	-11.28%	62,365
2017	12.530780	13.779965	9.97%	99,127
2016	11.273867	12.530780	11.15%	83,602
2015	12.241120	11.273867	-7.90%	92,771
2014	12.120317	12.241120	1.00%	110,462
2013	9.971982	12.120317	21.54%	69,878
2012	8.805115	9.971982	13.25%	31,606
2011	9.106611	8.805115	-3.31%	25,585
2010	8.410983	9.106611	8.27%	10,128
2009	6.575833	8.410983	27.91%	1,276
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.170860	15.194763	-6.04%	189,743
2017	15.014079	16.170860	7.70%	200,768
2016	13.408196	15.014079	11.98%	218,799
2015	14.690328	13.408196	-8.73%	269,089
2014	14.299561	14.690328	2.73%	219,846
2013	12.779929	14.299561	11.89%	152,075
2012	11.552993	12.779929	10.62%	64,459
2011	11.490332	11.552993	0.55%	47,838
2010	10.384783	11.490332	10.65%	16,876
2009	7.798968	10.384783	33.16%	9,370
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	31.045565	28.936545	-6.79%	1,118
2017	26.221961	31.045565	18.40%	1,169
2016	23.009894	26.221961	13.96%	1,235
2015	24.318832	23.009894	-5.38%	1,324
2014	22.777682	24.318832	6.77%	1,387
2013	17.885091	22.777682	27.36%	1,448
2012	16.267776	17.885091	9.94%	1,039
2011	15.627815	16.267776	4.10%	1,183
2010	13.190899	15.627815	18.47%	1,369
2009	11.447265	13.190899	15.23%	1,593
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	39.559173	33.841243	-14.45%	3,384
2017	36.404455	39.559173	8.67%	3,802
2016	28.474052	36.404455	27.85%	3,900
2015	31.308873	28.474052	-9.05%	4,798
2014	31.701841	31.308873	-1.24%	4,344
2013	23.695704	31.701841	33.79%	7,450
2012	20.383005	23.695704	16.25%	9,246
2011	21.566888	20.383005	-5.49%	6,191
2010	17.127950	21.566888	25.92%	5,770
2009	13.504549	17.127950	26.83%	5,700

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.695442	9.669784	-17.32%	982
2017	8.481692	11.695442	37.89%	1,000
2016	7.354013	8.481692	15.33%	1,017
2015	9.314957	7.354013	-21.05%	1,035
2014*	10.000000	9.314957	-6.85%	467
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	23.313415	19.356404	-16.97%	3,446
2017	20.343501	23.313415	14.60%	3,446
2016	19.328509	20.343501	5.25%	1,618
2015	21.049607	19.328509	-8.18%	3,268
2014	24.120649	21.049607	-12.73%	3,268
2013	19.974342	24.120649	20.76%	0
2012	17.204426	19.974342	16.10%	0
2011	19.604179	17.204426	-12.24%	0
2010	18.415144	19.604179	6.46%	0
2009	13.683828	18.415144	34.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.243303	9.251884	0.09%	129,630
2017	9.234428	9.243303	0.10%	163,759
2016	9.134796	9.234428	1.09%	169,380
2015	9.720722	9.134796	-6.03%	193,362
2014	9.720720	9.720722	0.00%	204,018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.209111	11.468346	-6.07%	9,188
2017	10.991139	12.209111	11.08%	9,783
2016	10.726771	10.991139	2.46%	10,427
2015	11.598103	10.726771	-7.51%	7,875
2014	11.362390	11.598103	2.07%	5,071
2013	10.188395	11.362390	11.52%	2,092
2012*	10.000000	10.188395	1.88%	410
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.373897	-6.26%	1,120
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.100125	9.414063	-6.79%	13,683
2017	9.920214	10.100125	1.81%	12,579
2016	10.150643	9.920214	-2.27%	18,909
2015	10.149062	10.150643	0.02%	13,753
2014	9.874955	10.149062	2.78%	7,556
2013*	10.000000	9.874955	-1.25%	401

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.020594	17.005985	-5.63%	187
2017	14.445609	18.020594	24.75%	0
2016	14.418844	14.445609	0.19%	0
2015	14.017316	14.418844	2.86%	0
2014	13.196296	14.017316	6.22%	0
2013	9.612666	13.196296	37.28%	0
2012*	10.000000	9.612666	-3.87%	317
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.064278	13.075781	-13.20%	5,974
2017	13.379123	15.064278	12.60%	6,595
2016	12.039022	13.379123	11.13%	9,583
2015	12.807989	12.039022	-6.00%	9,556
2014	12.520708	12.807989	2.29%	12,989
2013	9.925045	12.520708	26.15%	5,468
2012*	10.000000	9.925045	-0.75%	5,029
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.187325	14.960580	-7.58%	1,271
2017	13.495065	16.187325	19.95%	1,287
2016	13.663554	13.495065	-1.23%	1,281
2015	13.770565	13.663554	-0.78%	1,285
2014	13.021428	13.770565	5.75%	3,026
2013	9.706928	13.021428	34.15%	3,998
2012*	10.000000	9.706928	-2.93%	3,944
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.383644	14.283587	-7.15%	190,907
2017	13.244589	15.383644	16.15%	214,010
2016	13.842199	13.244589	-4.32%	290,467
2015	15.379658	13.842199	-10.00%	414,539
2014	16.532075	15.379658	-6.97%	412,748
2013	13.453793	16.532075	22.88%	357,267
2012	11.496395	13.453793	17.03%	92,444
2011	12.615839	11.496395	-8.87%	60,838
2010	11.821378	12.615839	6.72%	15,251
2009*	10.000000	11.821378	18.21%	3,245
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.845318	12.346098	-3.89%	135,391
2017	12.261216	12.845318	4.76%	162,451
2016	10.745898	12.261216	14.10%	169,276
2015	11.704252	10.745898	-8.19%	162,692
2014	11.696013	11.704252	0.07%	140,869
2013	10.778669	11.696013	8.51%	134,249
2012*	10.000000	10.778669	7.79%	18,389

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.296147	15.991822	-1.87%	59,177
2017	13.076772	16.296147	24.62%	57,752
2016	12.548403	13.076772	4.21%	71,283
2015	13.562370	12.548403	-7.48%	76,669
2014	12.803416	13.562370	5.93%	67,563
2013	10.034030	12.803416	27.60%	52,300
2012*	10.000000	10.034030	0.34%	7,594
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	26.612117	26.243178	-1.39%	1,277
2017	22.938506	26.612117	16.02%	1,277
2016	22.389760	22.938506	2.45%	1,277
2015	22.706961	22.389760	-1.40%	1,277
2014	21.363178	22.706961	6.29%	1,277
2013	18.158731	21.363178	17.65%	1,277
2012	16.310797	18.158731	11.33%	1,277
2011	16.387081	16.310797	-0.47%	1,277
2010	15.434123	16.387081	6.17%	1,277
2009	12.515239	15.434123	23.32%	1,277
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.937263	9.631895	-3.07%	27,292
2017	9.790637	9.937263	1.50%	19,465
2016	9.752917	9.790637	0.39%	23,277
2015*	10.000000	9.752917	-2.47%	12,467
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	40.115966	40.066847	-0.12%	7,230
2017	31.423185	40.115966	27.66%	9,481
2016	31.387885	31.423185	0.11%	11,470
2015	28.554535	31.387885	9.92%	17,902
2014	26.807892	28.554535	6.52%	18,288
2013	20.857130	26.807892	28.53%	16,164
2012	17.148792	20.857130	21.62%	15,269
2011	18.765144	17.148792	-8.61%	15,235
2010	17.946115	18.765144	4.56%	15,585
2009	12.515803	17.946115	43.39%	11,818
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.171680	22.959068	-0.92%	48,857
2017	16.282025	23.171680	42.31%	54,411
2016	14.562470	16.282025	11.81%	59,665
2015	14.171067	14.562470	2.76%	57,456
2014	13.197181	14.171067	7.38%	48,498
2013	9.926040	13.197181	32.96%	26,210
2012*	10.000000	9.926040	-0.74%	6,807

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.973501	24.975939	-16.67%	4,376
2017	23.333363	29.973501	28.46%	5,796
2016	25.468241	23.333363	-8.38%	8,106
2015	28.439244	25.468241	-10.45%	10,647
2014	32.947947	28.439244	-13.68%	10,989
2013	29.358871	32.947947	12.22%	13,201
2012	26.416467	29.358871	11.14%	8,297
2011	39.756955	26.416467	-33.56%	0
2010	32.383395	39.756955	22.77%	0
2009	18.415391	32.383395	75.85%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.737720	8.586768	-20.03%	56,204
2017	8.553702	10.737720	25.53%	63,435
2016	7.211469	8.553702	18.61%	53,582
2015	9.186139	7.211469	-21.50%	50,854
2014	9.809448	9.186139	-6.35%	18,534
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.139627	9.853909	-2.82%	14,539
2017	9.940871	10.139627	2.00%	14,312
2016*	10.000000	9.940871	-0.59%	14,158
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.357001	15.785058	-3.50%	18,192
2017	13.184204	16.357001	24.07%	20,924
2016	12.339473	13.184204	6.85%	25,941
2015	12.841227	12.339473	-3.91%	31,819
2014	14.136092	12.841227	-9.16%	28,226
2013	10.193457	14.136092	38.68%	18,566
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.569344	29.547817	-11.98%	51,192
2017	29.129303	33.569344	15.24%	61,439
2016	26.070291	29.129303	11.73%	78,244
2015	26.798471	26.070291	-2.72%	64,276
2014	24.763227	26.798471	8.22%	48,440
2013	18.597094	24.763227	33.16%	41,330
2012	16.343084	18.597094	13.79%	22,494
2011	16.720022	16.343084	-2.25%	16,409
2010	15.309174	16.720022	9.22%	7,992
2009	12.731433	15.309174	20.25%	8,117

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.418232	17.212559	-11.36%	94,035
2017	15.591488	19.418232	24.54%	110,654
2016	15.289156	15.591488	1.98%	101,383
2015	14.643868	15.289156	4.41%	92,325
2014	14.745268	14.643868	-0.69%	61,975
2013	11.764382	14.745268	25.34%	45,213
2012	10.334130	11.764382	13.84%	8,266
2011	10.713597	10.334130	-3.54%	10,029
2010*	10.000000	10.713597	7.14%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.685729	12.527824	-1.24%	8,063
2017	10.083851	12.685729	25.80%	2,468
2016	9.701430	10.083851	3.94%	7,227
2015*	10.000000	9.701430	-2.99%	6,434
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.211741	12.854502	-2.70%	0
2017	12.704353	13.211741	3.99%	0
2016	12.220458	12.704353	3.96%	0
2015	12.548898	12.220458	-2.62%	0
2014	11.880123	12.548898	5.63%	3,778
2013	12.168491	11.880123	-2.37%	4,090
2012	11.348781	12.168491	7.22%	4,427
2011	10.963809	11.348781	3.51%	4,619
2010	10.448159	10.963809	4.94%	6,644
2009	9.727192	10.448159	7.41%	6,929
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	24.348948	22.223958	-8.73%	0
2017	22.625269	24.348948	7.62%	0
2016	20.834390	22.625269	8.60%	0
2015	21.468648	20.834390	-2.95%	0
2014	21.248033	21.468648	1.04%	0
2013	23.714077	21.248033	-10.40%	0
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	0
2010	18.111557	19.518249	7.77%	0
2009	14.174913	18.111557	27.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.229866	9.252237	-9.56%	12,087
2017	9.255767	10.229866	10.52%	33,405
2016	8.197927	9.255767	12.90%	27,842
2015*	10.000000	8.197927	-18.02%	3,532

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.885589	17.212001	-8.86%	1,976
2017	16.363969	18.885589	15.41%	1,971
2016	15.011228	16.363969	9.01%	2,204
2015	16.466602	15.011228	-8.84%	5,810
2014	17.121874	16.466602	-3.83%	7,698
2013	13.216730	17.121874	29.55%	4,312
2012	10.976031	13.216730	20.41%	5,805
2011	11.279557	10.976031	-2.69%	0
2010*	10.000000	11.279557	12.80%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.853278	22.981168	-11.11%	19,561
2017	24.277290	25.853278	6.49%	21,639
2016	20.564449	24.277290	18.05%	24,385
2015	21.914860	20.564449	-6.16%	21,102
2014	19.758272	21.914860	10.91%	16,332
2013	15.280576	19.758272	29.30%	22,703
2012	13.597116	15.280576	12.38%	19,338
2011	13.778810	13.597116	-1.32%	20,081
2010	12.400366	13.778810	11.12%	20,081
2009*	10.000000	12.400366	24.00%	245
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.958699	15.822616	-6.70%	650,270
2017	14.913334	16.958699	13.72%	806,409
2016	13.932083	14.913334	7.04%	767,819
2015	14.049200	13.932083	-0.83%	807,707
2014	13.626690	14.049200	3.10%	531,984
2013	11.255546	13.626690	21.07%	285,083
2012	9.905519	11.255546	13.63%	112,390
2011	9.993847	9.905519	-0.88%	70,563
2010	9.085128	9.993847	10.00%	26,753
2009	7.496405	9.085128	21.19%	11,076
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.286691	10.963463	-2.86%	47,667
2017	11.135357	11.286691	1.36%	54,588
2016	11.046140	11.135357	0.81%	56,436
2015	11.274673	11.046140	-2.03%	24,502
2014	10.936849	11.274673	3.09%	22,991
2013	11.431553	10.936849	-4.33%	22,228
2012	11.090766	11.431553	3.07%	16,951
2011	10.682066	11.090766	3.83%	12,494
2010	10.263054	10.682066	4.08%	14,613
2009	9.318922	10.263054	10.13%	8,999

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.673801	17.497414	-11.06%	145,063
2017	15.296414	19.673801	28.62%	147,487
2016	15.546905	15.296414	-1.61%	167,791
2015	14.859628	15.546905	4.63%	178,526
2014	14.859259	14.859628	0.00%	149,040
2013	11.762560	14.859259	26.33%	99,417
2012	9.811580	11.762560	19.88%	28,342
2011	11.016702	9.811580	-10.94%	17,353
2010	10.079451	11.016702	9.30%	11,442
2009	7.248531	10.079451	39.06%	8,023
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.962916	19.472884	-2.45%	249,864
2017	15.906207	19.962916	25.50%	244,682
2016	14.850890	15.906207	7.11%	254,072
2015	14.209820	14.850890	4.51%	260,928
2014	13.390128	14.209820	6.12%	238,000
2013	10.520324	13.390128	27.28%	187,563
2012	9.125578	10.520324	15.28%	30,426
2011	9.749596	9.125578	-6.40%	25,162
2010	8.399928	9.749596	16.07%	24,582
2009	6.163543	8.399928	36.28%	24,968
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.814519	16.149392	-3.96%	235,324
2017	14.042646	16.814519	19.74%	230,002
2016	12.872147	14.042646	9.09%	246,997
2015	12.967199	12.872147	-0.73%	261,878
2014	11.979667	12.967199	8.24%	229,161
2013	9.174469	11.979667	30.58%	135,682
2012	7.981188	9.174469	14.95%	88,610
2011	8.313029	7.981188	-3.99%	63,953
2010	7.628096	8.313029	8.98%	12,968
2009	5.943759	7.628096	28.34%	8,471
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.668083	15.023749	-4.11%	36,117
2017	15.004468	15.668083	4.42%	40,959
2016	14.062748	15.004468	6.70%	41,864
2015	14.746764	14.062748	-4.64%	47,622
2014	14.455656	14.746764	2.01%	48,049
2013	14.888032	14.455656	-2.90%	23,380
2012	13.506993	14.888032	10.22%	20,397
2011	13.031001	13.506993	3.65%	13,406
2010	11.999350	13.031001	8.60%	6,386
2009	9.824098	11.999350	22.14%	4,032

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.477479	26.784636	-9.14%	31,409
2017	25.504808	29.477479	15.58%	32,332
2016	22.089138	25.504808	15.46%	35,144
2015	24.061860	22.089138	-8.20%	36,145
2014	22.494948	24.061860	6.97%	30,700
2013	16.930563	22.494948	32.87%	26,138
2012	14.590393	16.930563	16.04%	13,187
2011	15.245979	14.590393	-4.30%	9,929
2010	13.448093	15.245979	13.37%	8,754
2009	10.676501	13.448093	25.96%	10,100
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.887679	9.784987	-10.13%	1,647
2017	9.361049	10.887679	16.31%	1,535
2016	9.256799	9.361049	1.13%	1,359
2015*	10.000000	9.256799	-7.43%	1,072
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.060491	0.60%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.879756	20.839461	-4.75%	22,828
2017	20.869521	21.879756	4.84%	39,578
2016	18.615655	20.869521	12.11%	75,021
2015	19.464422	18.615655	-4.36%	41,181
2014	19.328266	19.464422	0.70%	30,796
2013	18.382475	19.328266	5.15%	0
2012	16.341444	18.382475	12.49%	0
2011	16.028346	16.341444	1.95%	0
2010	14.424560	16.028346	11.12%	0
2009	10.060891	14.424560	43.37%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.865530	15.730962	-6.73%	14,771
2017	13.765398	16.865530	22.52%	34,607
2016	12.345047	13.765398	11.51%	31,051
2015	12.723102	12.345047	-2.97%	45,574
2014	12.158791	12.723102	4.64%	48,206
2013	8.626280	12.158791	40.95%	48,074
2012	7.518932	8.626280	14.73%	44,382
2011	8.666687	7.518932	-13.24%	16,350
2010	7.648644	8.666687	13.31%	15,401
2009	5.091966	7.648644	50.21%	3,803

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.997105	16.633123	-7.58%	1,887
2017	15.482809	17.997105	16.24%	2,977
2016	14.318384	15.482809	8.13%	44,124
2015	14.642117	14.318384	-2.21%	43,765
2014	13.492474	14.642117	8.52%	4,666
2013	9.916587	13.492474	36.06%	2,218
2012	9.066692	9.916587	9.37%	451
2011	9.544246	9.066692	-5.00%	451
2010	7.865745	9.544246	21.34%	800
2009	6.101864	7.865745	28.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.995855	13.142161	-12.36%	7,776
2017	12.746293	14.995855	17.65%	14,670
2016	11.977516	12.746293	6.42%	88,926
2015	12.414823	11.977516	-3.52%	97,329
2014	12.098340	12.414823	2.62%	92,776
2013	9.515335	12.098340	27.15%	19,486
2012	8.342554	9.515335	14.06%	14,907
2011	9.073972	8.342554	-8.06%	14,907
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.667802	12.583824	-7.93%	154,195
2017	12.420720	13.667802	10.04%	169,616
2016	11.919670	12.420720	4.20%	182,891
2015	12.268131	11.919670	-2.84%	196,584
2014	11.978252	12.268131	2.42%	205,893
2013	10.638464	11.978252	12.59%	138,257
2012	9.754944	10.638464	9.06%	77,856
2011	10.068809	9.754944	-3.12%	91,573
2010	9.286886	10.068809	8.42%	63,665
2009	7.892680	9.286886	17.66%	18,586
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.520578	13.094312	-9.82%	43,140
2017	12.767894	14.520578	13.73%	52,035
2016	12.114297	12.767894	5.40%	56,255
2015	12.502492	12.114297	-3.10%	58,417
2014	12.160437	12.502492	2.81%	62,607
2013	10.213369	12.160437	19.06%	46,961
2012	9.152368	10.213369	11.59%	41,417
2011	9.652592	9.152368	-5.18%	3,816
2010	8.745895	9.652592	10.37%	3,140
2009	7.172940	8.745895	21.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.098134	11.569699	-4.37%	44,551
2017	11.582781	12.098134	4.45%	57,248
2016	11.274425	11.582781	2.74%	62,551
2015	11.565966	11.274425	-2.52%	99,862
2014	11.397682	11.565966	1.48%	99,798
2013	11.060972	11.397682	3.04%	77,997
2012	10.478460	11.060972	5.56%	47,393
2011	10.521626	10.478460	-0.41%	15,758
2010	10.032193	10.521626	4.88%	8,423
2009	9.039133	10.032193	10.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.896590	10.862112	-8.70%	63,370
2017	10.555420	11.896590	12.71%	80,323
2016	10.182550	10.555420	3.66%	81,608
2015	10.834446	10.182550	-6.02%	75,647
2014	10.789190	10.834446	0.42%	46,267
2013*	10.000000	10.789190	7.89%	38,279
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.216704	11.147089	-8.76%	11,686
2017	10.561046	12.216704	15.68%	45,442
2016	10.125079	10.561046	4.31%	59,854
2015	10.839288	10.125079	-6.59%	82,177
2014	10.927239	10.839288	-0.80%	112,833
2013*	10.000000	10.927239	9.27%	88,305
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.131604	12.892479	-8.77%	171,271
2017	12.626111	14.131604	11.92%	188,711
2016	12.045159	12.626111	4.82%	193,695
2015	12.398112	12.045159	-2.85%	183,190
2014	12.073604	12.398112	2.69%	121,816
2013	10.436655	12.073604	15.68%	133,308
2012	9.458397	10.436655	10.34%	112,445
2011	9.861439	9.458397	-4.09%	53,737
2010	9.016832	9.861439	9.37%	21,221
2009	7.529554	9.016832	19.75%	8,817
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.734467	13.092817	-11.14%	54,756
2017	12.707562	14.734467	15.95%	55,160
2016	12.026843	12.707562	5.66%	56,466
2015	12.434795	12.026843	-3.28%	70,340
2014	12.110286	12.434795	2.68%	67,601
2013	9.923178	12.110286	22.04%	51,248
2012	8.819139	9.923178	12.52%	12,270
2011	9.420558	8.819139	-6.38%	4,777
2010	8.466193	9.420558	11.27%	2,861
2009	6.811090	8.466193	24.30%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.197817	12.341675	-6.49%	60,741
2017	12.230031	13.197817	7.91%	69,671
2016	11.748907	12.230031	4.10%	70,468
2015	12.093095	11.748907	-2.85%	66,339
2014	11.831755	12.093095	2.21%	61,360
2013	10.831315	11.831755	9.24%	133,270
2012	10.023566	10.831315	8.06%	122,389
2011	10.234577	10.023566	-2.06%	112,201
2010	9.558616	10.234577	7.07%	6,914
2009	8.271397	9.558616	15.56%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.246366	11.942017	-2.49%	14,936
2017	11.969939	12.246366	2.31%	24,920
2016	11.607737	11.969939	3.12%	60,223
2015	11.925518	11.607737	-2.66%	19,721
2014	11.601293	11.925518	2.79%	10,181
2013	12.070883	11.601293	-3.89%	7,785
2012	11.436873	12.070883	5.54%	32,501
2011	10.962081	11.436873	4.33%	33,520
2010	10.454385	10.962081	4.86%	1,272
2009	9.803732	10.454385	6.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.055746	12.633130	-3.24%	18,300
2017	12.811782	13.055746	1.90%	24,700
2016	12.624814	12.811782	1.48%	19,183
2015	12.923071	12.624814	-2.31%	34,011
2014	12.547427	12.923071	2.99%	29,326
2013	13.044692	12.547427	-3.81%	21,169
2012	12.401645	13.044692	5.19%	19,968
2011	11.908183	12.401645	4.14%	24,543
2010	11.216322	11.908183	6.17%	17,018
2009	9.809519	11.216322	14.34%	609
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.783614	12.155550	-11.81%	4,364
2017	11.906122	13.783614	15.77%	6,514
2016	10.884312	11.906122	9.39%	5,216
2015	11.445404	10.884312	-4.90%	1,936
2014	11.301614	11.445404	1.27%	633
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.801411	11.586935	-9.49%	25,805
2017	11.451402	12.801411	11.79%	18,653
2016	10.720619	11.451402	6.82%	15,371
2015	11.112897	10.720619	-3.53%	3,094
2014	11.110075	11.112897	0.03%	3,118

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.423199	27.478699	-3.32%	25,792
2017	22.777133	28.423199	24.79%	37,832
2016	22.447233	22.777133	1.47%	28,765
2015	21.807049	22.447233	2.94%	20,784
2014	20.455327	21.807049	6.61%	27,497
2013	15.284154	20.455327	33.83%	25,472
2012	13.143632	15.284154	16.29%	32,836
2011	13.726542	13.143632	-4.25%	32,281
2010	12.880958	13.726542	6.56%	50,029
2009*	10.000000	12.880958	28.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	35.312041	28.551089	-19.15%	20,670
2017	25.461436	35.312041	38.69%	19,842
2016	24.122786	25.461436	5.55%	15,561
2015	29.325680	24.122786	-17.74%	17,163
2014	31.678628	29.325680	-7.43%	19,702
2013	32.121554	31.678628	-1.38%	0
2012	27.960981	32.121554	14.88%	0
2011	36.785246	27.960981	-23.99%	0
2010	32.316511	36.785246	13.83%	0
2009	20.178429	32.316511	60.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.139454	11.914033	-1.86%	24,695
2017	12.108969	12.139454	0.25%	39,992
2016	12.239542	12.108969	-1.07%	44,419
2015	12.477473	12.239542	-1.91%	40,774
2014	12.150998	12.477473	2.69%	45,716
2013	12.896769	12.150998	-5.78%	39,242
2012	12.744186	12.896769	1.20%	56,725
2011	12.099304	12.744186	5.33%	16,516
2010	11.758780	12.099304	2.90%	9,455
2009	11.660809	11.758780	0.84%	8,792
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.915789	8.876176	-0.44%	325,432
2017	9.040660	8.915789	-1.38%	268,312
2016	9.205216	9.040660	-1.79%	298,118
2015	9.373944	9.205216	-1.80%	483,752
2014	9.545767	9.373944	-1.80%	260,966
2013	9.720735	9.545767	-1.80%	245,731
2012	9.899405	9.720735	-1.80%	217,586
2011	10.080348	9.899405	-1.80%	146,959
2010	10.265103	10.080348	-1.80%	82,009
2009	10.448876	10.265103	-1.76%	23,625

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.126828	8.471607	-16.34%	39,561
2017	8.114806	10.126828	24.79%	41,238
2016	8.211100	8.114806	-1.17%	38,427
2015	8.639911	8.211100	-4.96%	56,764
2014	8.862087	8.639911	-2.51%	44,677
2013	7.676311	8.862087	15.45%	23,557
2012	6.784317	7.676311	13.15%	23,920
2011	7.676060	6.784317	-11.62%	15,631
2010	6.917197	7.676060	10.97%	622
2009	5.441437	6.917197	27.12%	557
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.004233	9.278618	-15.68%	41,854
2017	9.003411	11.004233	22.22%	36,750
2016	9.120290	9.003411	-1.28%	39,763
2015	9.418303	9.120290	-3.16%	34,113
2014	10.223577	9.418303	-7.88%	18,452
2013	8.603248	10.223577	18.83%	5,881
2012	7.411512	8.603248	16.08%	6,343
2011	8.659907	7.411512	-14.42%	879
2010	8.211043	8.659907	5.47%	1,469
2009	6.501522	8.211043	26.29%	330
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.472311	25.481350	-10.50%	34,400
2017	24.480921	28.472311	16.30%	53,230
2016	22.772343	24.480921	7.50%	46,997
2015	23.423588	22.772343	-2.78%	50,814
2014	22.720264	23.423588	3.10%	47,685
2013	18.182340	22.720264	24.96%	28,220
2012	15.975717	18.182340	13.81%	20,792
2011	16.933712	15.975717	-5.66%	22,142
2010	15.043224	16.933712	12.57%	7,772
2009	12.042687	15.043224	24.92%	4,350
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.861001	15.752948	-6.57%	136,225
2017	15.449516	16.861001	9.14%	140,485
2016	14.799176	15.449516	4.39%	147,728
2015	15.096673	14.799176	-1.97%	163,860
2014	14.699388	15.096673	2.70%	162,229
2013	13.197182	14.699388	11.38%	120,080
2012	12.286428	13.197182	7.41%	102,748
2011	12.401429	12.286428	-0.93%	69,352
2010	11.499991	12.401429	7.84%	18,084
2009*	10.000000	11.499991	15.00%	10,592

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.094807	18.454344	-8.16%	30,790
2017	17.822756	20.094807	12.75%	32,995
2016	16.844848	17.822756	5.81%	35,394
2015	17.245351	16.844848	-2.32%	36,965
2014	16.691502	17.245351	3.32%	40,962
2013	14.224401	16.691502	17.34%	32,243
2012	12.904880	14.224401	10.22%	12,776
2011	13.265048	12.904880	-2.72%	218
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.217303	13.708248	-3.58%	184,068
2017	13.698722	14.217303	3.79%	182,278
2016	13.378693	13.698722	2.39%	194,853
2015	13.587950	13.378693	-1.54%	178,879
2014	13.318874	13.587950	2.02%	167,239
2013	12.937881	13.318874	2.94%	136,644
2012	12.527245	12.937881	3.28%	110,641
2011	12.393105	12.527245	1.08%	83,053
2010	11.917943	12.393105	3.99%	29,075
2009	11.125672	11.917943	7.12%	14,265
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.807374	10.941450	-7.33%	36,054
2017	10.543781	11.807374	11.98%	35,802
2016	10.156788	10.543781	3.81%	37,526
2015	10.689448	10.156788	-4.98%	43,048
2014	10.624476	10.689448	0.61%	17,245
2013*	10.000000	10.624476	6.24%	4,074
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.177545	11.233201	-7.75%	14,532
2017	10.601725	12.177545	14.86%	14,992
2016	10.093899	10.601725	5.03%	15,822
2015	10.702217	10.093899	-5.68%	15,069
2014	10.712665	10.702217	-0.10%	8,562
2013*	10.000000	10.712665	7.13%	5,497
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.356379	19.778720	-7.39%	256,512
2017	19.257328	21.356379	10.90%	265,051
2016	18.302010	19.257328	5.22%	299,661
2015	18.700084	18.302010	-2.13%	327,763
2014	18.104816	18.700084	3.29%	309,766
2013	15.808117	18.104816	14.53%	275,923
2012	14.527801	15.808117	8.81%	180,668
2011	14.799515	14.527801	-1.84%	42,344
2010	13.587725	14.799515	8.92%	52,192
2009	11.614317	13.587725	16.99%	29,539

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.522175	23.123863	-9.40%	81,414
2017	22.273646	25.522175	14.58%	114,501
2016	20.907507	22.273646	6.53%	125,200
2015	21.447290	20.907507	-2.52%	127,952
2014	20.808912	21.447290	3.07%	112,181
2013	17.315454	20.808912	20.18%	123,566
2012	15.500648	17.315454	11.71%	47,754
2011	16.127159	15.500648	-3.88%	83,581
2010	14.554604	16.127159	10.80%	64,650
2009	11.915016	14.554604	22.15%	53,583
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.723504	16.753283	-5.47%	87,097
2017	16.525257	17.723504	7.25%	93,081
2016	15.919441	16.525257	3.81%	112,187
2015	16.216208	15.919441	-1.83%	104,410
2014	15.766218	16.216208	2.85%	97,749
2013	14.530234	15.766218	8.51%	71,438
2012	13.696059	14.530234	6.09%	40,191
2011	13.664709	13.696059	0.23%	47,578
2010	12.823011	13.664709	6.56%	782
2009	11.398289	12.823011	12.50%	23,996
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.720081	10.953211	-6.54%	15,039
2017	10.152240	11.720081	15.44%	26,588
2016	9.523759	10.152240	6.60%	26,649
2015	9.921279	9.523759	-4.01%	24,944
2014*	10.000000	9.921279	-0.79%	9,597
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.849790	12.292316	-4.34%	8,036
2017	10.751822	12.849790	19.51%	13,078
2016	9.948971	10.751822	8.07%	13,714
2015	10.117028	9.948971	-1.66%	16,555
2014*	10.000000	10.117028	1.17%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	42.159701	36.683762	-12.99%	40,336
2017	37.079358	42.159701	13.70%	40,253
2016	31.388512	37.079358	18.13%	39,726
2015	32.794989	31.388512	-4.29%	38,907
2014	30.520937	32.794989	7.45%	20,708
2013	23.360061	30.520937	30.65%	12,184
2012	20.250791	23.360061	15.35%	16,221
2011	21.159631	20.250791	-4.30%	12,199
2010	17.073555	21.159631	23.93%	12,966
2009	12.713568	17.073555	34.29%	10,167

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.072433	9.877822	-18.18%	9,478
2017	9.792425	12.072433	23.28%	11,101
2016	10.224146	9.792425	-4.22%	11,619
2015	10.480173	10.224146	-2.44%	13,000
2014	10.818565	10.480173	-3.13%	15,027
2013	9.098988	10.818565	18.90%	7,996
2012	8.021231	9.098988	13.44%	4,391
2011	9.037755	8.021231	-11.25%	2,752
2010	8.086870	9.037755	11.76%	2,724
2009	6.050429	8.086870	33.66%	766
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.171596	13.937779	-18.83%	3,133
2017	14.269710	17.171596	20.34%	4,602
2016	13.841080	14.269710	3.10%	4,817
2015	14.890866	13.841080	-7.05%	4,869
2014	16.788548	14.890866	-11.30%	3,226
2013	14.123274	16.788548	18.87%	0
2012	12.287879	14.123274	14.94%	0
2011	14.969960	12.287879	-17.92%	0
2010	14.395582	14.969960	3.99%	0
2009	11.319314	14.395582	27.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.101566	17.178367	-5.10%	62,023
2017	14.191906	18.101566	27.55%	77,245
2016	14.169339	14.191906	0.16%	99,647
2015	13.991194	14.169339	1.27%	99,631
2014	12.934965	13.991194	8.17%	75,897
2013	9.799546	12.934965	32.00%	53,936
2012	8.592706	9.799546	14.04%	27,182
2011	9.042175	8.592706	-4.97%	10,451
2010	7.981912	9.042175	13.28%	9,184
2009	6.283783	7.981912	27.02%	5,025
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.118983	13.960579	-13.39%	43,148
2017	14.352321	16.118983	12.31%	56,292
2016	12.593902	14.352321	13.96%	71,745
2015	13.281183	12.593902	-5.17%	63,582
2014	12.267987	13.281183	8.26%	48,248
2013	9.252011	12.267987	32.60%	31,931
2012	8.012466	9.252011	15.47%	20,924
2011	8.688406	8.012466	-7.78%	22,121
2010	7.847341	8.688406	10.72%	18,370
2009	6.271938	7.847341	25.12%	4,992

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.892890	16.330681	-8.73%	30,431
2017	14.287537	17.892890	25.23%	50,166
2016	13.718002	14.287537	4.15%	42,982
2015	14.017936	13.718002	-2.14%	42,108
2014	13.762966	14.017936	1.85%	31,067
2013	10.111494	13.762966	36.11%	18,908
2012	8.981908	10.111494	12.58%	6,221
2011	9.572291	8.981908	-6.17%	5,905
2010	7.707532	9.572291	24.19%	4,842
2009	6.194427	7.707532	24.43%	4,338
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.759846	17.702399	-14.73%	16,024
2017	18.569436	20.759846	11.80%	16,344
2016	16.079785	18.569436	15.48%	19,058
2015	16.861109	16.079785	-4.63%	25,815
2014	14.672824	16.861109	14.91%	18,933
2013	11.012612	14.672824	33.24%	16,156
2012	9.639322	11.012612	14.25%	4,225
2011	10.048939	9.639322	-4.08%	4,835
2010	8.553700	10.048939	17.48%	2,656
2009	6.676263	8.553700	28.12%	1,873
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.891316	25.136176	-9.88%	7,665
2017	22.785227	27.891316	22.41%	6,455
2016	21.471510	22.785227	6.12%	6,794
2015	21.749917	21.471510	-1.28%	15,984
2014	21.600360	21.749917	0.69%	14,670
2013	15.280298	21.600360	41.36%	10,956
2012	13.759512	15.280298	11.05%	10,862
2011	14.132927	13.759512	-2.64%	10,646
2010	11.503780	14.132927	22.85%	9,973
2009	9.210609	11.503780	24.90%	433
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.662268	32.275571	-18.62%	7,045
2017	37.136550	39.662268	6.80%	7,150
2016	30.104323	37.136550	23.36%	6,253
2015	32.713688	30.104323	-7.98%	6,550
2014	31.202424	32.713688	4.84%	7,598
2013	22.691833	31.202424	37.51%	8,933
2012	19.208436	22.691833	18.13%	579
2011	20.688034	19.208436	-7.15%	931
2010	16.657048	20.688034	24.20%	1,050
2009	13.477173	16.657048	23.59%	790

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	37.161708	31.805962	-14.41%	5,853
2017	33.428583	37.161708	11.17%	6,143
2016	27.777485	33.428583	20.34%	6,009
2015	28.833128	27.777485	-3.66%	5,620
2014	29.199343	28.833128	-1.25%	6,073
2013	21.155476	29.199343	38.02%	3,555
2012	18.697175	21.155476	13.15%	3,696
2011	20.212173	18.697175	-7.50%	1,929
2010	16.468562	20.212173	22.73%	1,753
2009	12.475251	16.468562	32.01%	2,133
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.212555	26.645864	-2.08%	17,369
2017	23.044474	27.212555	18.09%	19,302
2016	21.110203	23.044474	9.16%	16,923
2015	21.355817	21.110203	-1.15%	6,341
2014	19.449084	21.355817	9.80%	4,042
2013	15.142923	19.449084	28.44%	4,051
2012	13.545453	15.142923	11.79%	1,673
2011	13.741266	13.545453	-1.42%	1,800
2010	12.358728	13.741266	11.19%	2,306
2009	10.023574	12.358728	23.30%	2,332
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.925887	13.119037	-5.79%	61,503
2017	13.359676	13.925887	4.24%	68,834
2016	12.692848	13.359676	5.25%	89,061
2015	13.701058	12.692848	-7.36%	94,231
2014	10.848682	13.701058	26.29%	74,331
2013	10.757084	10.848682	0.85%	58,195
2012	9.477882	10.757084	13.50%	27,966
2011	9.093061	9.477882	4.23%	11,531
2010	7.132550	9.093061	27.49%	6,511
2009	5.565185	7.132550	28.16%	3,639
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.713738	15.611411	-6.60%	275,364
2017	14.039385	16.713738	19.05%	327,899
2016	12.833474	14.039385	9.40%	343,577
2015	12.946640	12.833474	-0.87%	330,903
2014	11.659226	12.946640	11.04%	185,180
2013*	10.000000	11.659226	16.59%	39,495

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.017986	9.917375	-1.00%	28,661
2017	10.042521	10.017986	-0.24%	25,308
2016	9.977485	10.042521	0.65%	29,066
2015	10.195152	9.977485	-2.14%	32,342
2014	10.331000	10.195152	-1.31%	73,533
2013	10.509297	10.331000	-1.70%	67,771
2012	10.338148	10.509297	1.66%	32,214
2011	10.392235	10.338148	-0.52%	8,885
2010	10.332676	10.392235	0.58%	6,405
2009	9.823638	10.332676	5.18%	701
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.990104	13.919605	-12.95%	53,096
2017	14.260108	15.990104	12.13%	43,324
2016	12.013426	14.260108	18.70%	44,146
2015	12.861546	12.013426	-6.59%	46,955
2014	12.527139	12.861546	2.67%	37,720
2013*	10.000000	12.527139	25.27%	13,322
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.312102	13.503815	-17.22%	13,513
2017	13.535236	16.312102	20.52%	14,049
2016	13.630656	13.535236	-0.70%	6,204
2015	14.444317	13.630656	-5.63%	12,658
2014	16.013771	14.444317	-9.80%	11,033
2013	13.578670	16.013771	17.93%	4,381
2012	11.565412	13.578670	17.41%	3,590
2011	13.448274	11.565412	-14.00%	1,494
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	35.743056	32.794269	-8.25%	0
2017	29.219140	35.743056	22.33%	0
2016	28.564487	29.219140	2.29%	0
2015	28.801587	28.564487	-0.82%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.749573	9.670872	-0.81%	24,544
2017	9.840098	9.749573	-0.92%	28,881
2016	9.899264	9.840098	-0.60%	31,231
2015	10.062229	9.899264	-1.62%	30,738
2014	10.184536	10.062229	-1.20%	30,738
2013	10.307634	10.184536	-1.19%	31,206
2012	10.034926	10.307634	2.72%	4,213
2011	10.188937	10.034926	-1.51%	4,512
2010	9.854848	10.188937	3.39%	4,310
2009	8.855318	9.854848	11.29%	2,804

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	29.052132	26.892822	-7.43%	497
2017	24.979462	29.052132	16.30%	497
2016	23.152711	24.979462	7.89%	497
2015	23.686915	23.152711	-2.26%	915
2014	21.852392	23.686915	8.40%	915
2013	16.171660	21.852392	35.13%	915
2012	14.839478	16.171660	8.98%	0
2011	15.591222	14.839478	-4.82%	0
2010	12.923170	15.591222	20.65%	726
2009	10.013252	12.923170	29.06%	659
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.354677	10.434749	-8.10%	32,293
2017	10.488150	11.354677	8.26%	32,828
2016	10.092917	10.488150	3.92%	34,054
2015	10.792691	10.092917	-6.48%	34,683
2014	10.702594	10.792691	0.84%	30,769
2013	10.141560	10.702594	5.53%	1,515
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.222457	10.910658	-10.73%	8,805
2017	10.607070	12.222457	15.23%	10,545
2016	10.271796	10.607070	3.26%	8,790
2015	11.542673	10.271796	-11.01%	8,790
2014	11.651257	11.542673	-0.93%	8,257
2013	10.260252	11.651257	13.56%	274
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.090156	10.967302	-9.29%	22,748
2017	10.835707	12.090156	11.58%	22,805
2016	10.424473	10.835707	3.94%	22,827
2015	11.374519	10.424473	-8.35%	23,073
2014	11.300676	11.374519	0.65%	23,090
2013	10.277897	11.300676	9.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	38.477207	32.720398	-14.96%	30,769
2017	28.741356	38.477207	33.87%	34,545
2016	29.312792	28.741356	-1.95%	33,202
2015	28.792754	29.312792	1.81%	41,518
2014	28.729856	28.792754	0.22%	32,763
2013	23.038040	28.729856	24.71%	721
2012	19.397365	23.038040	18.77%	721
2011	21.593622	19.397365	-10.17%	721
2010	19.004772	21.593622	13.62%	721
2009	13.887705	19.004772	36.85%	721

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.392570	9.741261	-6.27%	19,519
2017	9.980083	10.392570	4.13%	26,472
2016	9.563364	9.980083	4.36%	27,634
2015	9.987547	9.563364	-4.25%	32,811
2014	9.923377	9.987547	0.65%	29,269
2013	10.142487	9.923377	-2.16%	17,129
2012*	10.000000	10.142487	1.42%	3,128
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.814716	8.542677	-21.01%	27,904
2017	8.709183	10.814716	24.18%	18,465
2016	9.115919	8.709183	-4.46%	19,205
2015	9.003381	9.115919	1.25%	12,930
2014*	10.000000	9.003381	-9.97%	4,425
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.741244	25.935771	-9.76%	14,222
2017	25.092208	28.741244	14.54%	16,773
2016	22.957060	25.092208	9.30%	20,709
2015	22.673431	22.957060	1.25%	17,804
2014	20.913854	22.673431	8.41%	12,398
2013	16.203001	20.913854	29.07%	12,566
2012	14.150389	16.203001	14.51%	3,696
2011	14.454684	14.150389	-2.11%	3,625
2010	12.708267	14.454684	13.74%	4,863
2009	10.110795	12.708267	25.69%	4,704
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	40.969357	35.988124	-12.16%	20,948
2017	36.623622	40.969357	11.87%	21,528
2016	31.692282	36.623622	15.56%	18,391
2015	34.367562	31.692282	-7.78%	23,018
2014	31.344434	34.367562	9.64%	15,148
2013	22.697960	31.344434	38.09%	9,161
2012	19.643856	22.697960	15.55%	7,619
2011	20.491527	19.643856	-4.14%	5,461
2010	16.957145	20.491527	20.84%	1,595
2009	12.615191	16.957145	34.42%	2,556
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.305064	10.495812	-7.16%	82,103
2017	10.153309	11.305064	11.34%	88,662
2016	9.157129	10.153309	10.88%	100,200
2015	10.268491	9.157129	-10.82%	132,543
2014	10.409361	10.268491	-1.35%	133,393
2013	10.588592	10.409361	-1.69%	148,079
2012*	10.000000	10.588592	5.89%	38,114

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.441497	9.757791	-6.55%	9,822
2017	9.685138	10.441497	7.81%	17,654
2016	8.711155	9.685138	11.18%	12,754
2015	9.085729	8.711155	-4.12%	20,881
2014	9.124117	9.085729	-0.42%	9,382
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.589335	10.916043	-5.81%	19,849
2017	10.657165	11.589335	8.75%	22,022
2016	10.545781	10.657165	1.06%	29,110
2015	11.569222	10.545781	-8.85%	21,670
2014	11.745940	11.569222	-1.50%	24,000
2013	12.801943	11.745940	-8.25%	22,744
2012	12.388995	12.801943	3.33%	9,448
2011	11.636134	12.388995	6.47%	10,131
2010	10.834026	11.636134	7.40%	5,524
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.955988	10.783224	-1.58%	89,636
2017	11.018280	10.955988	-0.57%	101,154
2016	11.075154	11.018280	-0.51%	141,209
2015	11.254659	11.075154	-1.59%	152,087
2014	11.375834	11.254659	-1.07%	192,612
2013	11.611314	11.375834	-2.03%	229,721
2012	11.181746	11.611314	3.84%	112,261
2011	11.272539	11.181746	-0.81%	20,704
2010	10.913226	11.272539	3.29%	8,672
2009*	10.000000	10.913226	9.13%	2,095
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.127724	10.086363	-0.41%	4,550
2017	10.080478	10.127724	0.47%	3,666
2016*	10.000000	10.080478	0.80%	3,666
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.777277	10.515040	-2.43%	234,374
2017	10.469937	10.777277	2.94%	272,206
2016	10.392814	10.469937	0.74%	370,005
2015	10.547913	10.392814	-1.47%	383,066
2014	10.311521	10.547913	2.29%	308,752
2013	10.720627	10.311521	-3.82%	290,204
2012	9.970403	10.720627	7.52%	103,510
2011*	10.000000	9.970403	-0.30%	19,479
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.226376	10.087430	-10.15%	5,618
2017*	10.000000	11.226376	12.26%	3,139

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.263587	13.333455	0.53%	8,665
2017	10.317463	13.263587	28.55%	1,563
2016*	10.000000	10.317463	3.17%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.331112	16.147283	-20.58%	2,740
2017	16.355298	20.331112	24.31%	235
2016	17.073155	16.355298	-4.20%	0
2015	17.361809	17.073155	-1.66%	0
2014	18.965542	17.361809	-8.46%	0
2013	15.079944	18.965542	25.77%	0
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
2010	14.291841	15.441920	8.05%	0
2009	11.677311	14.291841	22.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.793616	33.466303	-0.97%	97,609
2017	27.030101	33.793616	25.02%	98,948
2016	30.827671	27.030101	-12.32%	115,179
2015	27.912004	30.827671	10.45%	137,981
2014	21.660182	27.912004	28.86%	92,697
2013	14.654528	21.660182	47.81%	79,670
2012	11.392176	14.654528	28.64%	17,819
2011	10.509110	11.392176	8.40%	8,117
2010*	10.000000	10.509110	5.09%	757
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.282798	5.118416	-29.72%	70,735
2017	7.565042	7.282798	-3.73%	38,985
2016	5.371409	7.565042	40.84%	66,356
2015	8.241290	5.371409	-34.82%	47,141
2014	10.405712	8.241290	-20.80%	36,828
2013	9.607335	10.405712	8.31%	22,082
2012*	10.000000	9.607335	-3.93%	8,221
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.449469	5.246166	-29.58%	3,312
2017	7.716662	7.449469	-3.46%	4,697
2016	5.467732	7.716662	41.13%	4,704
2015	8.366467	5.467732	-34.65%	5,390
2014	10.532019	8.366467	-20.56%	5,397
2013	9.702966	10.532019	8.54%	7,604
2012*	10.000000	9.702966	-2.97%	9,678

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.287779	28.139262	-0.53%	24,985
2017	22.886613	28.287779	23.60%	27,038
2016	21.629384	22.886613	5.81%	29,158
2015	22.679656	21.629384	-4.63%	49,844
2014	23.537434	22.679656	-3.64%	32,034
2013	15.954536	23.537434	47.53%	22,315
2012	15.062138	15.954536	5.92%	13,836
2011	16.076701	15.062138	-6.31%	11,734
2010	12.913770	16.076701	24.49%	9,188
2009	8.615146	12.913770	49.90%	907

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.537474	11.400187	-9.07%	0
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	29.476648	27.237420	-7.60%	0
2017	25.321436	29.476648	16.41%	0
2016	23.226144	25.321436	9.02%	0
2015	23.331079	23.226144	-0.45%	0
2014	21.750161	23.331079	7.27%	0
2013	16.464439	21.750161	32.10%	0
2012	14.308110	16.464439	15.07%	0
2011	13.742989	14.308110	4.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	41.781949	34.732603	-16.87%	0
2017	37.720118	41.781949	10.77%	0
2016	30.794342	37.720118	22.49%	0
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	0
2012	19.807956	23.031215	16.27%	0
2011	22.084830	19.807956	-10.31%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.025991	12.423356	-4.63%	0
2017	12.800830	13.025991	1.76%	0
2016	12.493311	12.800830	2.46%	0
2015	13.050939	12.493311	-4.27%	0
2014	12.872186	13.050939	1.39%	0
2013	14.329952	12.872186	-10.17%	0
2012	13.596485	14.329952	5.39%	0
2011	12.396085	13.596485	9.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	28.387690	25.855443	-8.92%	0
2017	24.041349	28.387690	18.08%	0
2016	21.637181	24.041349	11.11%	0
2015	23.439460	21.637181	-7.69%	0
2014	21.259600	23.439460	10.25%	0
2013	15.987293	21.259600	32.98%	0
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.601171	24.430609	-14.58%	0
2017	26.140946	28.601171	9.41%	0
2016	21.702037	26.140946	20.45%	0
2015	22.465985	21.702037	-3.40%	0
2014	19.691725	22.465985	14.09%	0
2013	15.444726	19.691725	27.50%	0
2012	13.539412	15.444726	14.07%	0
2011	13.911364	13.539412	-2.67%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.924374	12.996344	-6.66%	0
2017	12.356692	13.924374	12.69%	0
2016	11.735307	12.356692	5.30%	0
2015	12.086018	11.735307	-2.90%	0
2014	11.965780	12.086018	1.00%	0
2013	10.110570	11.965780	18.35%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.942216	9.686901	-2.57%	0
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.675176	11.516814	-9.14%	0
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.420092	14.893306	-9.30%	0
2017	14.711924	16.420092	11.61%	0
2016	14.439042	14.711924	1.89%	0
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.373310	13.345931	-18.49%	0
2017	14.926019	16.373310	9.70%	0
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.254024	10.967071	-17.25%	0
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	42.867748	38.294076	-10.67%	0
2017	38.854190	42.867748	10.33%	0
2016	31.484344	38.854190	23.41%	0
2015	32.842926	31.484344	-4.14%	0
2014	31.831718	32.842926	3.18%	0
2013	23.047568	31.831718	38.11%	0
2012	20.289105	23.047568	13.60%	0
2011	20.555092	20.289105	-1.29%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	30.660387	28.629213	-6.62%	0
2017	25.770073	30.660387	18.98%	0
2016	23.559022	25.770073	9.39%	0
2015	23.796436	23.559022	-1.00%	0
2014	21.435938	23.796436	11.01%	0
2013	16.582303	21.435938	29.27%	0
2012	14.631439	16.582303	13.33%	0
2011	14.668947	14.631439	-0.26%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.012031	24.626540	-8.83%	0
2017	21.667347	27.012031	24.67%	0
2016	20.508999	21.667347	5.65%	0
2015	21.478467	20.508999	-4.51%	0
2014	20.294866	21.478467	5.83%	0
2013	17.113277	20.294866	18.59%	0
2012	15.831612	17.113277	8.10%	0
2011	14.833045	15.831612	6.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	25.610481	20.286059	-20.79%	0
2017	20.978955	25.610481	22.08%	0
2016	18.300704	20.978955	14.63%	0
2015	19.128157	18.300704	-4.33%	0
2014	19.234554	19.128157	-0.55%	0
2013	13.221548	19.234554	45.48%	0
2012	11.203746	13.221548	18.01%	0
2011	13.281829	11.203746	-15.65%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.450759	10.247554	-1.94%	0
2017	10.292872	10.450759	1.53%	0
2016	9.625280	10.292872	6.94%	0
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.035522	-9.64%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.425843	13.072883	-2.63%	0
2017	13.183886	13.425843	1.84%	0
2016	12.973504	13.183886	1.62%	0
2015	13.276380	12.973504	-2.28%	0
2014	13.067579	13.276380	1.60%	0
2013	13.214717	13.067579	-1.11%	0
2012	12.302288	13.214717	7.42%	0
2011	12.288936	12.302288	0.11%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.358477	15.369991	-6.04%	0
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
2011	12.046245	11.773339	-2.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.589656	16.213216	-7.83%	0
2017	15.413830	17.589656	14.12%	0
2016	14.842293	15.413830	3.85%	0
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0
2013	13.038437	14.798126	13.50%	0
2012	11.749070	13.038437	10.97%	0
2011	12.120556	11.749070	-3.06%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.144671	17.275149	-9.77%	0
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.849713	11.112802	-6.22%	0
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.068729	11.863848	-26.17%	0
2017	16.838069	16.068729	-4.57%	0
2016	12.849277	16.838069	31.04%	0
2015	16.519684	12.849277	-22.22%	0
2014	19.294532	16.519684	-14.38%	0
2013	15.834717	19.294532	21.85%	0
2012	15.404595	15.834717	2.79%	0
2011	16.555210	15.404595	-6.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.574823	23.853768	-10.24%	0
2017	24.033906	26.574823	10.57%	0
2016	20.801784	24.033906	15.54%	0
2015	22.131963	20.801784	-6.01%	0
2014	20.786507	22.131963	6.47%	0
2013	16.567748	20.786507	25.46%	0
2012	14.421183	16.567748	14.88%	0
2011	14.596869	14.421183	-1.20%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.843258	11.445644	-10.88%	0
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	32.627632	31.882183	-2.28%	0
2017	24.656166	32.627632	32.33%	0
2016	24.982242	24.656166	-1.31%	0
2015	23.809250	24.982242	4.93%	0
2014	21.851505	23.809250	8.96%	0
2013	16.369918	21.851505	33.49%	0
2012	14.579335	16.369918	12.28%	0
2011	14.858393	14.579335	-1.88%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.742374	13.380594	-2.63%	0
2017	13.463234	13.742374	2.07%	0
2016	13.128412	13.463234	2.55%	0
2015	13.490516	13.128412	-2.68%	0
2014	13.013706	13.490516	3.66%	0
2013	13.538964	13.013706	-3.88%	0
2012	13.062768	13.538964	3.65%	0
2011	12.433559	13.062768	5.06%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	44.475111	37.199566	-16.36%	0
2017	37.590820	44.475111	18.31%	0
2016	34.217541	37.590820	9.86%	0
2015	35.439781	34.217541	-3.45%	0
2014	34.053791	35.439781	4.07%	0
2013	25.535746	34.053791	33.36%	0
2012	22.710878	25.535746	12.44%	0
2011	25.955059	22.710878	-12.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.406355	21.179267	-16.64%	0
2017	19.912388	25.406355	27.59%	0
2016	21.414890	19.912388	-7.02%	0
2015	21.122287	21.414890	1.39%	0
2014	23.467574	21.122287	-9.99%	0
2013	18.368513	23.467574	27.76%	0
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.124280	11.130620	-8.20%	0
2017	11.903219	12.124280	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	35.572755	28.801934	-19.03%	0
2017	30.432943	35.572755	16.89%	0
2016	28.374140	30.432943	7.26%	0
2015	29.861731	28.374140	-4.98%	0
2014	28.564214	29.861731	4.54%	0
2013	22.354752	28.564214	27.78%	0
2012	17.925535	22.354752	24.71%	0
2011	20.077343	17.925535	-10.72%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.075119	15.097069	-6.08%	0
2017	14.932768	16.075119	7.65%	0
2016	13.342350	14.932768	11.92%	0
2015	14.625625	13.342350	-8.77%	0
2014	14.243831	14.625625	2.68%	0
2013	12.736606	14.243831	11.83%	0
2012	11.519704	12.736606	10.56%	0
2011	11.463051	11.519704	0.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	30.811433	28.703614	-6.84%	0
2017	26.037409	30.811433	18.34%	0
2016	22.859555	26.037409	13.90%	0
2015	24.172251	22.859555	-5.43%	0
2014	22.651933	24.172251	6.71%	0
2013	17.795419	22.651933	27.29%	0
2012	16.194475	17.795419	9.89%	0
2011	15.565291	16.194475	4.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	39.260695	33.568690	-14.50%	0
2017	36.148135	39.260695	8.61%	0
2016	28.287927	36.148135	27.79%	0
2015	31.120067	28.287927	-9.10%	0
2014	31.526727	31.120067	-1.29%	0
2013	23.576811	31.526727	33.72%	0
2012	20.291086	23.576811	16.19%	0
2011	21.480554	20.291086	-5.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.673626	9.646800	-17.36%	0
2017	8.470166	11.673626	37.82%	0
2016	7.347752	8.470166	15.28%	0
2015	9.311771	7.347752	-21.09%	0
2014*	10.000000	9.311771	-6.88%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	23.137498	19.200498	-17.02%	0
2017	20.200245	23.137498	14.54%	0
2016	19.202150	20.200245	5.20%	0
2015	20.922657	19.202150	-8.22%	0
2014	23.987403	20.922657	-12.78%	0
2013	19.874113	23.987403	20.70%	0
2012	17.126834	19.874113	16.04%	0
2011	19.525697	17.126834	-12.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.221366	9.225201	0.04%	0
2017	9.217198	9.221366	0.05%	0
2016	9.122386	9.217198	1.04%	0
2015	9.712457	9.122386	-6.08%	0
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.173964	11.429456	-6.12%	0
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.370703	-6.29%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.076177	9.386933	-6.84%	0
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.968655	16.948285	-5.68%	0
2017	14.411286	17.968655	24.68%	0
2016	14.391896	14.411286	0.13%	0
2015	13.998245	14.391896	2.81%	0
2014	13.185054	13.998245	6.17%	0
2013	9.609358	13.185054	37.21%	0
2012*	10.000000	9.609358	-3.91%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.020917	13.031468	-13.24%	0
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.140660	14.909820	-7.63%	0
2017	13.462987	16.140660	19.89%	0
2016	13.638004	13.462987	-1.28%	0
2015	13.751814	13.638004	-0.83%	0
2014	13.010319	13.751814	5.70%	0
2013	9.703580	13.010319	34.08%	0
2012*	10.000000	9.703580	-2.96%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.315958	14.213460	-7.20%	0
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	0
2015	15.335356	13.795294	-10.04%	0
2014	16.492857	15.335356	-7.02%	0
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	0
2011	12.605139	11.480811	-8.92%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.808340	12.304246	-3.94%	0
2017	12.232137	12.808340	4.71%	0
2016	10.725849	12.232137	14.04%	0
2015	11.688376	10.725849	-8.23%	0
2014	11.686094	11.688376	0.02%	0
2013	10.775009	11.686094	8.46%	0
2012*	10.000000	10.775009	7.75%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.249240	15.937623	-1.92%	0
2017	13.045758	16.249240	24.56%	0
2016	12.525006	13.045758	4.16%	0
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	26.411377	26.031869	-1.44%	0
2017	22.777047	26.411377	15.96%	0
2016	22.243452	22.777047	2.40%	0
2015	22.570075	22.243452	-1.45%	0
2014	21.245212	22.570075	6.24%	0
2013	18.067655	21.245212	17.59%	0
2012	16.237268	18.067655	11.27%	0
2011	16.321490	16.237268	-0.52%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.923786	9.613908	-3.12%	0
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	39.813229	39.744103	-0.17%	0
2017	31.201879	39.813229	27.60%	0
2016	31.182661	31.201879	0.06%	0
2015	28.382291	31.182661	9.87%	0
2014	26.659761	28.382291	6.46%	0
2013	20.752441	26.659761	28.47%	0
2012	17.071424	20.752441	21.56%	0
2011	18.689987	17.071424	-8.66%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.104895	22.881168	-0.97%	0
2017	16.243323	23.104895	42.24%	0
2016	14.535235	16.243323	11.75%	0
2015	14.151760	14.535235	2.71%	0
2014	13.185918	14.151760	7.32%	0
2013	9.922620	13.185918	32.89%	0
2012*	10.000000	9.922620	-0.77%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.747361	24.774791	-16.72%	0
2017	23.169063	29.747361	28.39%	0
2016	25.301766	23.169063	-8.43%	0
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	0
2013	29.211587	32.765980	12.17%	0
2012	26.297382	29.211587	11.08%	0
2011	39.597895	26.297382	-33.59%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.712253	8.562009	-20.07%	0
2017	8.537743	10.712253	25.47%	0
2016	7.201666	8.537743	18.55%	0
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.309904	15.731553	-3.55%	0
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.316037	29.309829	-12.02%	0
2017	28.924180	33.316037	15.18%	0
2016	25.899872	28.924180	11.68%	0
2015	26.636851	25.899872	-2.77%	0
2014	24.626427	26.636851	8.16%	0
2013	18.503779	24.626427	33.09%	0
2012	16.269377	18.503779	13.73%	0
2011	16.653081	16.269377	-2.30%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.342636	17.136775	-11.40%	0
2017	15.538673	19.342636	24.48%	0
2016	15.245104	15.538673	1.93%	0
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	0
2012	10.325388	11.748430	13.78%	0
2011	10.709979	10.325388	-3.59%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.667937	12.503851	-1.30%	0
2017	10.074808	12.667937	25.74%	0
2016	9.697648	10.074808	3.89%	0
2015*	10.000000	9.697648	-3.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.113488	12.752377	-2.75%	0
2017	12.616279	13.113488	3.94%	0
2016	12.141894	12.616279	3.91%	0
2015	12.474581	12.141894	-2.67%	0
2014	11.815778	12.474581	5.58%	0
2013	12.108751	11.815778	-2.42%	0
2012	11.298831	12.108751	7.17%	0
2011	10.921086	11.298831	3.46%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	24.163726	22.043621	-8.77%	0
2017	22.464555	24.163726	7.56%	0
2016	20.696904	22.464555	8.54%	0
2015	21.337848	20.696904	-3.00%	0
2014	21.129343	21.337848	0.99%	0
2013	23.593642	21.129343	-10.44%	0
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.216004	9.234964	-9.60%	0
2017	9.247919	10.216004	10.47%	0
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.816861	17.140572	-8.91%	0
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.739490	22.868305	-11.15%	0
2017	24.182718	25.739490	6.44%	0
2016	20.494743	24.182718	17.99%	0
2015	21.851711	20.494743	-6.21%	0
2014	19.711374	21.851711	10.86%	0
2013	15.252060	19.711374	29.24%	0
2012	13.578667	15.252060	12.32%	0
2011	13.767110	13.578667	-1.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.858262	15.720851	-6.75%	0
2017	14.832538	16.858262	13.66%	0
2016	13.863636	14.832538	6.99%	0
2015	13.987301	13.863636	-0.88%	0
2014	13.573557	13.987301	3.05%	0
2013	11.217368	13.573557	21.00%	0
2012	9.876964	11.217368	13.57%	0
2011	9.970101	9.876964	-0.93%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.219869	10.892983	-2.91%	0
2017	11.075063	11.219869	1.31%	0
2016	10.991903	11.075063	0.76%	0
2015	11.225029	10.991903	-2.08%	0
2014	10.894232	11.225029	3.04%	0
2013	11.392820	10.894232	-4.38%	0
2012	11.058827	11.392820	3.02%	0
2011	10.656705	11.058827	3.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.557310	17.384889	-11.11%	0
2017	15.213557	19.557310	28.55%	0
2016	15.470543	15.213557	-1.66%	0
2015	14.794166	15.470543	4.57%	0
2014	14.801329	14.794166	-0.05%	0
2013	11.722659	14.801329	26.26%	0
2012	9.783291	11.722659	19.82%	0
2011	10.990536	9.783291	-10.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.844631	19.347599	-2.50%	0
2017	15.819977	19.844631	25.44%	0
2016	14.777877	15.819977	7.05%	0
2015	14.147165	14.777877	4.46%	0
2014	13.337885	14.147165	6.07%	0
2013	10.484616	13.337885	27.21%	0
2012	9.099247	10.484616	15.23%	0
2011	9.726409	9.099247	-6.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.723477	16.053730	-4.00%	0
2017	13.973703	16.723477	19.68%	0
2016	12.815446	13.973703	9.04%	0
2015	12.916650	12.815446	-0.78%	0
2014	11.939049	12.916650	8.19%	0
2013	9.148015	11.939049	30.51%	0
2012	7.962252	9.148015	14.89%	0
2011	8.297526	7.962252	-4.04%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.549865	14.902751	-4.16%	0
2017	14.898826	15.549865	4.37%	0
2016	13.970826	14.898826	6.64%	0
2015	14.657831	13.970826	-4.69%	0
2014	14.375806	14.657831	1.96%	0
2013	14.813348	14.375806	-2.95%	0
2012	13.446101	14.813348	10.17%	0
2011	12.978836	13.446101	3.60%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.255036	26.568896	-9.18%	0
2017	25.325198	29.255036	15.52%	0
2016	21.944724	25.325198	15.40%	0
2015	23.916739	21.944724	-8.25%	0
2014	22.370662	23.916739	6.91%	0
2013	16.845598	22.370662	32.80%	0
2012	14.524582	16.845598	15.98%	0
2011	15.184938	14.524582	-4.35%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.874037	9.767717	-10.17%	0
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
2015*	10.000000	9.254592	-7.45%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.057069	0.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.714704	20.671668	-4.80%	0
2017	20.722613	21.714704	4.79%	0
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
2013	18.290277	19.221536	5.09%	0
2012	16.267785	18.290277	12.43%	0
2011	15.964206	16.267785	1.90%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.782731	15.645707	-6.77%	0
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
2011	8.654916	7.504897	-13.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.908821	16.543054	-7.63%	0
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	0
2013	9.893050	13.453603	35.99%	0
2012	9.049793	9.893050	9.32%	0
2011	9.531298	9.049793	-5.05%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.600705	12.515633	-7.98%	0
2017	12.366016	13.600705	9.98%	0
2016	11.873210	12.366016	4.15%	0
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	0
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.449331	13.023395	-9.87%	0
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.038694	11.506962	-4.42%	0
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.187738	11.114976	-8.80%	0
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.062253	12.822643	-8.82%	0
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.133085	12.274845	-6.53%	0
2017	12.176222	13.133085	7.86%	0
2016	11.703158	12.176222	4.04%	0
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	0
2011	10.220701	10.004897	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.186237	11.877293	-2.54%	0
2017	11.917211	12.186237	2.26%	0
2016	11.562484	11.917211	3.07%	0
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	0
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
2011	10.947201	11.415554	4.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.991665	12.564684	-3.29%	0
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.750936	12.120527	-11.86%	0
2017	11.883925	13.750936	15.71%	0
2016	10.869528	11.883925	9.33%	0
2015	11.435675	10.869528	-4.95%	0
2014	11.297759	11.435675	1.22%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.771054	11.553545	-9.53%	0
2017	11.430048	12.771054	11.73%	0
2016	10.706057	11.430048	6.76%	0
2015	11.103458	10.706057	-3.58%	0
2014	11.106294	11.103458	-0.03%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.298125	27.343759	-3.37%	0
2017	22.688415	28.298125	24.72%	0
2016	22.371167	22.688415	1.42%	0
2015	21.744225	22.371167	2.88%	0
2014	20.406789	21.744225	6.55%	0
2013	15.255643	20.406789	33.77%	0
2012	13.125810	15.255643	16.23%	0
2011	13.714900	13.125810	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	35.045648	28.321181	-19.19%	0
2017	25.282169	35.045648	38.62%	0
2016	23.965108	25.282169	5.50%	0
2015	29.148854	23.965108	-17.78%	0
2014	31.503670	29.148854	-7.47%	0
2013	31.960427	31.503670	-1.43%	0
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.047914	11.818140	-1.91%	0
2017	12.023751	12.047914	0.20%	0
2016	12.159574	12.023751	-1.12%	0
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	0
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	0
2011	12.050888	12.686748	5.28%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.848353	8.804541	-0.50%	0
2017	8.976833	8.848353	-1.43%	0
2016	9.144867	8.976833	-1.84%	0
2015	9.317231	9.144867	-1.85%	0
2014	9.492846	9.317231	-1.85%	0
2013	9.671770	9.492846	-1.85%	0
2012	9.854573	9.671770	-1.86%	0
2011	10.039796	9.854573	-1.84%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.077118	8.425698	-16.39%	0
2017	8.079073	10.077118	24.73%	0
2016	8.179105	8.079073	-1.22%	0
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	0
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0
2011	7.665647	6.771668	-11.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.939083	9.218956	-15.72%	0
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	0
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.257544	25.276186	-10.55%	0
2017	24.308599	28.257544	16.25%	0
2016	22.623532	24.308599	7.45%	0
2015	23.282376	22.623532	-2.83%	0
2014	22.594794	23.282376	3.04%	0
2013	18.091136	22.594794	24.89%	0
2012	15.903701	18.091136	13.75%	0
2011	16.865953	15.903701	-5.71%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.786754	15.675550	-6.62%	0
2017	15.389296	16.786754	9.08%	0
2016	14.748986	15.389296	4.34%	0
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.006375	18.363716	-8.21%	0
2017	17.753329	20.006375	12.69%	0
2016	16.787761	17.753329	5.75%	0
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.110067	13.597890	-3.63%	0
2017	13.602302	14.110067	3.73%	0
2016	13.291272	13.602302	2.34%	0
2015	13.506036	13.291272	-1.59%	0
2014	13.245320	13.506036	1.97%	0
2013	12.872988	13.245320	2.89%	0
2012	12.470780	12.872988	3.23%	0
2011	12.343508	12.470780	1.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.195240	19.619445	-7.43%	0
2017	19.121734	21.195240	10.84%	0
2016	18.182380	19.121734	5.17%	0
2015	18.587309	18.182380	-2.18%	0
2014	18.004799	18.587309	3.24%	0
2013	15.728790	18.004799	14.47%	0
2012	14.462282	15.728790	8.76%	0
2011	14.740247	14.462282	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.329606	22.937623	-9.44%	0
2017	22.116808	25.329606	14.53%	0
2016	20.770829	22.116808	6.48%	0
2015	21.317933	20.770829	-2.57%	0
2014	20.693940	21.317933	3.02%	0
2013	17.228554	20.693940	20.11%	0
2012	15.430735	17.228554	11.65%	0
2011	16.062594	15.430735	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.589881	16.618448	-5.52%	0
2017	16.408994	17.589881	7.20%	0
2016	15.815463	16.408994	3.75%	0
2015	16.118498	15.815463	-1.88%	0
2014	15.679197	16.118498	2.80%	0
2013	14.457393	15.679197	8.45%	0
2012	13.634356	14.457393	6.04%	0
2011	13.610050	13.634356	0.18%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	41.841649	36.388357	-13.03%	0
2017	36.818318	41.841649	13.64%	0
2016	31.183360	36.818318	18.07%	0
2015	32.597239	31.183360	-4.34%	0
2014	30.352358	32.597239	7.40%	0
2013	23.242853	30.352358	30.59%	0
2012	20.159477	23.242853	15.29%	0
2011	21.074937	20.159477	-4.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.013167	9.824290	-18.22%	0
2017	9.749303	12.013167	23.22%	0
2016	10.184302	9.749303	-4.27%	0
2015	10.444650	10.184302	-2.49%	0
2014	10.787388	10.444650	-3.18%	0
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
2011	9.025504	8.006280	-11.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.043795	13.826960	-18.87%	0
2017	14.170697	17.043795	20.27%	0
2016	13.752027	14.170697	3.04%	0
2015	14.802596	13.752027	-7.10%	0
2014	16.697538	14.802596	-11.35%	0
2013	14.053860	16.697538	18.81%	0
2012	12.233737	14.053860	14.88%	0
2011	14.911587	12.233737	-17.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.012768	17.085345	-5.15%	0
2017	14.129450	18.012768	27.48%	0
2016	14.114139	14.129450	0.11%	0
2015	13.943797	14.114139	1.22%	0
2014	12.897708	13.943797	8.11%	0
2013	9.776303	12.897708	31.93%	0
2012	8.576687	9.776303	13.99%	0
2011	9.029911	8.576687	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.039844	13.884907	-13.43%	0
2017	14.289109	16.039844	12.25%	0
2016	12.544799	14.289109	13.90%	0
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0
2011	8.676601	7.997515	-7.83%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.805065	16.242192	-8.78%	0
2017	14.224628	17.805065	25.17%	0
2016	13.664533	14.224628	4.10%	0
2015	13.970409	13.664533	-2.19%	0
2014	13.723288	13.970409	1.80%	0
2013	10.087466	13.723288	36.04%	0
2012	8.965139	10.087466	12.52%	0
2011	9.559284	8.965139	-6.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.657971	17.606500	-14.77%	0
2017	18.487687	20.657971	11.74%	0
2016	16.017130	18.487687	15.42%	0
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	0
2013	10.986464	14.630542	33.17%	0
2012	9.621339	10.986464	14.19%	0
2011	10.035290	9.621339	-4.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.680906	24.933763	-9.92%	0
2017	22.624813	27.680906	22.35%	0
2016	21.331179	22.624813	6.06%	0
2015	21.618773	21.331179	-1.33%	0
2014	21.481055	21.618773	0.64%	0
2013	15.203622	21.481055	41.29%	0
2012	13.697455	15.203622	11.00%	0
2011	14.076350	13.697455	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.363062	32.015674	-18.67%	0
2017	36.875115	39.363062	6.75%	0
2016	29.907563	36.875115	23.30%	0
2015	32.516441	29.907563	-8.02%	0
2014	31.030082	32.516441	4.79%	0
2013	22.577981	31.030082	37.44%	0
2012	19.121810	22.577981	18.07%	0
2011	20.605213	19.121810	-7.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	36.881337	31.549823	-14.46%	0
2017	33.193224	36.881337	11.11%	0
2016	27.595923	33.193224	20.28%	0
2015	28.659256	27.595923	-3.71%	0
2014	29.038058	28.659256	-1.30%	0
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	0
2011	20.131252	18.612848	-7.54%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.007242	26.431286	-2.13%	0
2017	22.882210	27.007242	18.03%	0
2016	20.972211	22.882210	9.11%	0
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	0
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0
2011	13.686234	13.484355	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.857502	13.047919	-5.84%	0
2017	13.300828	13.857502	4.19%	0
2016	12.643357	13.300828	5.20%	0
2015	13.654599	12.643357	-7.41%	0
2014	10.817384	13.654599	26.23%	0
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	0
2011	9.080691	9.460182	4.18%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.674114	15.566424	-6.64%	0
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	0
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.968850	9.863682	-1.05%	0
2017	9.998329	9.968850	-0.29%	0
2016	9.938624	9.998329	0.60%	0
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.952153	13.879453	-12.99%	0
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.240280	13.437467	-17.26%	0
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
2011	13.436871	11.549727	-14.04%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	35.471156	32.528120	-8.30%	0
2017	29.011594	35.471156	22.27%	0
2016	28.376008	29.011594	2.24%	0
2015	28.626114	28.376008	-0.87%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.675943	9.592905	-0.86%	0
2017	9.770746	9.675943	-0.97%	0
2016	9.834501	9.770746	-0.65%	0
2015	10.001498	9.834501	-1.67%	0
2014	10.128225	10.001498	-1.25%	0
2013	10.255879	10.128225	-1.24%	0
2012	9.989651	10.255879	2.67%	0
2011	10.148128	9.989651	-1.56%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	28.836127	26.679191	-7.48%	0
2017	24.806317	28.836127	16.25%	0
2016	23.003902	24.806317	7.84%	0
2015	23.546677	23.003902	-2.31%	0
2014	21.734071	23.546677	8.34%	0
2013	16.092279	21.734071	35.06%	0
2012	14.774175	16.092279	8.92%	0
2011	15.530501	14.774175	-4.87%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.324911	10.402067	-8.15%	0
2017	10.465961	11.324911	8.21%	0
2016	10.076682	10.465961	3.86%	0
2015	10.780826	10.076682	-6.53%	0
2014	10.696276	10.780826	0.79%	0
2013	10.140730	10.696276	5.48%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.190440	10.876504	-10.78%	0
2017	10.584650	12.190440	15.17%	0
2016	10.255286	10.584650	3.21%	0
2015	11.529993	10.255286	-11.06%	0
2014	11.644390	11.529993	-0.98%	0
2013	10.259416	11.644390	13.50%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.058472	10.932964	-9.33%	0
2017	10.812796	12.058472	11.52%	0
2016	10.407711	10.812796	3.89%	0
2015	11.362025	10.407711	-8.40%	0
2014	11.294009	11.362025	0.60%	0
2013	10.277058	11.294009	9.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	38.186898	32.456880	-15.01%	0
2017	28.538983	38.186898	33.81%	0
2016	29.121185	28.538983	-2.00%	0
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
2013	22.922434	28.571159	24.64%	0
2012	19.309873	22.922434	18.71%	0
2011	21.507168	19.309873	-10.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.365188	9.710614	-6.32%	0
2017	9.958849	10.365188	4.08%	0
2016	9.547855	9.958849	4.30%	0
2015	9.976437	9.547855	-4.30%	0
2014	9.917390	9.976437	0.60%	0
2013	10.141553	9.917390	-2.21%	0
2012*	10.000000	10.141553	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.794560	8.522400	-21.05%	0
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.524427	25.726942	-9.81%	0
2017	24.915556	28.524427	14.48%	0
2016	22.807016	24.915556	9.25%	0
2015	22.536709	22.807016	1.20%	0
2014	20.798334	22.536709	8.36%	0
2013	16.121711	20.798334	29.01%	0
2012	14.086578	16.121711	14.45%	0
2011	14.396821	14.086578	-2.15%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	40.660265	35.698314	-12.20%	0
2017	36.365766	40.660265	11.81%	0
2016	31.485132	36.365766	15.50%	0
2015	34.160326	31.485132	-7.83%	0
2014	31.171298	34.160326	9.59%	0
2013	22.584078	31.171298	38.02%	0
2012	19.555273	22.584078	15.49%	0
2011	20.409488	19.555273	-4.19%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.272503	10.460222	-7.21%	0
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.416709	9.729652	-6.60%	0
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.538343	10.862455	-5.86%	0
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.907757	10.730257	-1.63%	0
2017	10.975355	10.907757	-0.62%	0
2016	11.037614	10.975355	-0.56%	0
2015	11.222225	11.037614	-1.65%	0
2014	11.348829	11.222225	-1.12%	0
2013	11.589647	11.348829	-2.08%	0
2012	11.166580	11.589647	3.79%	0
2011	11.262962	11.166580	-0.86%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.740747	10.474035	-2.48%	0
2017	10.439746	10.740747	2.88%	0
2016	10.368114	10.439746	0.69%	0
2015	10.528196	10.368114	-1.52%	0
2014	10.297503	10.528196	2.24%	0
2013	10.711515	10.297503	-3.87%	0
2012	9.967028	10.711515	7.47%	0
2011*	10.000000	9.967028	-0.33%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.222596	10.078865	-10.19%	0
2017*	10.000000	11.222596	12.23%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.253752	13.316741	0.48%	0
2017	10.315049	13.253752	28.49%	0
2016*	10.000000	10.315049	3.15%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.179847	16.018922	-20.62%	0
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0
2015	17.258926	16.963350	-1.71%	0
2014	18.862768	17.258926	-8.50%	0
2013	15.005863	18.862768	25.70%	0
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.662119	33.319003	-1.02%	0
2017	26.938602	33.662119	24.96%	0
2016	30.738929	26.938602	-12.36%	0
2015	27.845830	30.738929	10.39%	0
2014	21.619829	27.845830	28.80%	0
2013	14.634667	21.619829	47.73%	0
2012	11.382550	14.634667	28.57%	0
2011	10.505563	11.382550	8.35%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.261819	5.101053	-29.76%	0
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.427986	5.228353	-29.61%	0
2017	7.698317	7.427986	-3.51%	0
2016	5.457503	7.698317	41.06%	0
2015	8.355084	5.457503	-34.68%	0
2014	10.523064	8.355084	-20.60%	0
2013	9.699657	10.523064	8.49%	0
2012*	10.000000	9.699657	-3.00%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.099448	27.937597	-0.58%	0
2017	22.745793	28.099448	23.54%	0
2016	21.507226	22.745793	5.76%	0
2015	22.563055	21.507226	-4.68%	0
2014	23.428352	22.563055	-3.69%	0
2013	15.888672	23.428352	47.45%	0
2012	15.007617	15.888672	5.87%	0
2011	16.026653	15.007617	-6.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.501394	11.361548	-9.12%	0
2017	11.146298	12.501394	12.16%	0
2016	10.991594	11.146298	1.41%	0
2015	11.352078	10.991594	-3.18%	0
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	29.254102	27.017930	-7.64%	1,237
2017	25.143022	29.254102	16.35%	1,237
2016	23.074219	25.143022	8.97%	1,237
2015	23.190268	23.074219	-0.50%	1,237
2014	21.629909	23.190268	7.21%	1,237
2013	16.381751	21.629909	32.04%	3,072
2012	14.243532	16.381751	15.01%	4,792
2011	13.687916	14.243532	4.06%	12,430
2010	12.369671	13.687916	10.66%	10,378
2009	10.477260	12.369671	18.06%	7,707
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.627633	-23.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	41.466535	34.452723	-16.91%	1,178
2017	37.454386	41.466535	10.71%	1,178
2016	30.592931	37.454386	22.43%	1,178
2015	33.068485	30.592931	-7.49%	1,178
2014	30.940985	33.068485	6.88%	1,178
2013	22.915589	30.940985	35.02%	1,178
2012	19.718578	22.915589	16.21%	1,931
2011	21.996364	19.718578	-10.36%	1,931
2010	17.712365	21.996364	24.19%	1,931
2009	12.656476	17.712365	39.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.926856	12.322493	-4.68%	0
2017	12.709855	12.926856	1.71%	0
2016	12.410827	12.709855	2.41%	0
2015	12.971390	12.410827	-4.32%	0
2014	12.800244	12.971390	1.34%	0
2013	14.257120	12.800244	-10.22%	0
2012	13.534298	14.257120	5.34%	456
2011	12.345662	13.534298	9.63%	456
2010	11.971868	12.345662	3.12%	456
2009	11.072684	11.971868	8.12%	456

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	28.173440	25.647147	-8.97%	85
2017	23.872027	28.173440	18.02%	88
2016	21.495712	23.872027	11.05%	89
2015	23.298090	21.495712	-7.74%	91
2014	21.142143	23.298090	10.20%	88
2013	15.907058	21.142143	32.91%	89
2012	14.167580	15.907058	12.28%	91
2011	14.040284	14.167580	0.91%	88
2010	12.569760	14.040284	11.70%	92
2009	10.879530	12.569760	15.54%	91
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.417275	24.261079	-14.63%	0
2017	25.986060	28.417275	9.36%	0
2016	21.584409	25.986060	20.39%	0
2015	22.355604	21.584409	-3.45%	0
2014	19.604954	22.355604	14.03%	0
2013	15.384498	19.604954	27.43%	0
2012	13.493507	15.384498	14.01%	0
2011	13.871247	13.493507	-2.72%	0
2010	11.884456	13.871247	16.72%	0
2009	9.333144	11.884456	27.34%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.887861	12.955627	-6.71%	0
2017	12.330544	13.887861	12.63%	0
2016	11.716427	12.330544	5.24%	0
2015	12.072716	11.716427	-2.95%	0
2014	11.958703	12.072716	0.95%	0
2013	10.109741	11.958703	18.29%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.676846	10.170373	-4.74%	0
2017	10.163634	10.676846	5.05%	0
2016	9.182806	10.163634	10.68%	0
2015*	10.000000	9.182806	-8.17%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.928731	9.668804	-2.62%	0
2017	9.806090	9.928731	1.25%	0
2016	9.755586	9.806090	0.52%	0
2015*	10.000000	9.755586	-2.44%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.658006	11.495318	-9.19%	0
2017	11.075951	12.658006	14.28%	0
2016	9.727660	11.075951	13.86%	0
2015*	10.000000	9.727660	-2.72%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.347798	14.820135	-9.34%	0
2017	14.654597	16.347798	11.55%	0
2016	14.390085	14.654597	1.84%	0
2015	14.817145	14.390085	-2.88%	0
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	2,234
2012	12.238163	13.201631	7.87%	2,582
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	847
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.166131	9.573156	-5.83%	0
2017*	10.000000	10.166131	1.66%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.334476	13.307449	-18.53%	0
2017	14.898186	16.334476	9.64%	0
2016	11.584682	14.898186	28.60%	0
2015	12.624959	11.584682	-8.24%	0
2014	12.184891	12.624959	3.61%	0
2013*	10.000000	12.184891	21.85%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.229336	10.941037	-17.30%	0
2017	11.721781	13.229336	12.86%	0
2016	10.371492	11.721781	13.02%	0
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	42.544235	37.985595	-10.72%	0
2017	38.580562	42.544235	10.27%	0
2016	31.278509	38.580562	23.35%	0
2015	32.644837	31.278509	-4.19%	0
2014	31.655858	32.644837	3.12%	0
2013	22.931911	31.655858	38.04%	0
2012	20.197605	22.931911	13.54%	0
2011	20.472792	20.197605	-1.34%	0
2010	16.585419	20.472792	23.44%	0
2009	13.522499	16.585419	22.65%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	30.428952	28.398550	-6.67%	0
2017	25.588551	30.428952	18.92%	0
2016	23.404958	25.588551	9.33%	0
2015	23.652867	23.404958	-1.05%	0
2014	21.317470	23.652867	10.96%	0
2013	16.499065	21.317470	29.20%	0
2012	14.565437	16.499065	13.28%	0
2011	14.610202	14.565437	-0.31%	0
2010	13.002769	14.610202	12.36%	0
2009	10.515790	13.002769	23.65%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.808152	24.428132	-8.88%	552
2017	21.514732	26.808152	24.60%	552
2016	20.374894	21.514732	5.59%	552
2015	21.348894	20.374894	-4.56%	480
2014	20.182714	21.348894	5.78%	480
2013	17.027376	20.182714	18.53%	480
2012	15.760197	17.027376	8.04%	480
2011	14.773644	15.760197	6.68%	480
2010	13.090190	14.773644	12.86%	480
2009	10.916979	13.090190	19.91%	480
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	25.417084	20.122547	-20.83%	0
2017	20.831108	25.417084	22.02%	0
2016	18.180970	20.831108	14.58%	0
2015	19.012688	18.180970	-4.37%	0
2014	19.128184	19.012688	-0.60%	0
2013	13.155127	19.128184	45.40%	0
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
2010	10.307991	13.228606	28.33%	0
2009	8.355079	10.307991	23.37%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.425954	10.217991	-1.99%	0
2017	10.273664	10.425954	1.48%	0
2016	9.612204	10.273664	6.88%	0
2015	9.896565	9.612204	-2.87%	0
2014	10.030839	9.896565	-1.34%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.033799	-9.66%	814

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.324525	12.967579	-2.68%	0
2017	13.091041	13.324525	1.78%	0
2016	12.888689	13.091041	1.57%	0
2015	13.196311	12.888689	-2.33%	0
2014	12.995383	13.196311	1.55%	0
2013	13.148399	12.995383	-1.16%	2,323
2012	12.246801	13.148399	7.36%	2,685
2011	12.239736	12.246801	0.06%	0
2010	11.522442	12.239736	6.23%	0
2009	9.775256	11.522442	17.87%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.211437	-17.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.253243	15.263305	-6.09%	0
2017	14.687553	16.253243	10.66%	0
2016	14.227120	14.687553	3.24%	0
2015	14.580006	14.227120	-2.42%	0
2014	14.261806	14.580006	2.23%	0
2013	12.843160	14.261806	11.05%	0
2012	11.733397	12.843160	9.46%	0
2011	12.011480	11.733397	-2.32%	0
2010	10.879123	12.011480	10.41%	0
2009	8.946637	10.879123	21.60%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.476536	16.100693	-7.87%	0
2017	15.322481	17.476536	14.06%	0
2016	14.761838	15.322481	3.80%	0
2015	15.117152	14.761838	-2.35%	0
2014	14.732914	15.117152	2.61%	0
2013	12.987588	14.732914	13.44%	0
2012	11.709234	12.987588	10.92%	0
2011	12.085604	11.709234	-3.11%	0
2010	10.775514	12.085604	12.16%	0
2009	8.544816	10.775514	26.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.021514	17.155220	-9.81%	0
2017	16.064403	19.021514	18.41%	0
2016	15.393505	16.064403	4.36%	0
2015	15.775219	15.393505	-2.42%	0
2014	15.352551	15.775219	2.75%	0
2013	12.890194	15.352551	19.10%	0
2012	11.408427	12.890194	12.99%	0
2011	11.967527	11.408427	-4.67%	0
2010	10.526448	11.967527	13.69%	0
2009	8.179923	10.526448	28.69%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.839703	11.097730	-6.27%	0
2017	10.393302	11.839703	13.92%	0
2016*	10.000000	10.393302	3.93%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.965330	11.781457	-26.21%	0
2017	16.738214	15.965330	-4.62%	0
2016	12.779578	16.738214	30.98%	0
2015	16.438451	12.779578	-22.26%	0
2014	19.209454	16.438451	-14.43%	0
2013	15.772926	19.209454	21.79%	0
2012	15.352320	15.772926	2.74%	0
2011	16.507445	15.352320	-7.00%	1,146
2010	14.121616	16.507445	16.89%	0
2009	9.754586	14.121616	44.77%	117
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.374190	23.661542	-10.29%	607
2017	23.864568	26.374190	10.52%	606
2016	20.665711	23.864568	15.48%	605
2015	21.998395	20.665711	-6.06%	535
2014	20.671592	21.998395	6.42%	533
2013	16.484547	20.671592	25.40%	2,111
2012	14.356092	16.484547	14.83%	2,453
2011	14.538381	14.356092	-1.25%	2,454
2010	12.896015	14.538381	12.74%	2,455
2009	10.121211	12.896015	27.42%	2,452
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.832430	11.430129	-10.93%	0
2017	11.216892	12.832430	14.40%	0
2016*	10.000000	11.216892	12.17%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	32.381461	31.625420	-2.33%	0
2017	24.482559	32.381461	32.26%	0
2016	24.818944	24.482559	-1.36%	0
2015	23.665675	24.818944	4.87%	0
2014	21.730808	23.665675	8.90%	0
2013	16.287778	21.730808	33.42%	593
2012	14.513585	16.287778	12.22%	593
2011	14.798905	14.513585	-1.93%	9,294
2010	12.179100	14.798905	21.51%	7,951
2009	9.701850	12.179100	25.53%	7,951

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.638641	13.272793	-2.68%	3,595
2017	13.368398	13.638641	2.02%	3,595
2016	13.042564	13.368398	2.50%	3,595
2015	13.409124	13.042564	-2.73%	3,595
2014	12.941766	13.409124	3.61%	3,595
2013	13.470981	12.941766	-3.93%	5,854
2012	13.003819	13.470981	3.59%	2,611
2011	12.383743	13.003819	5.01%	0
2010	11.737617	12.383743	5.50%	0
2009	10.361987	11.737617	13.28%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	44.139318	36.899774	-16.40%	1,767
2017	37.325955	44.139318	18.25%	1,767
2016	33.993717	37.325955	9.80%	1,767
2015	35.225926	33.993717	-3.50%	1,722
2014	33.865563	35.225926	4.02%	1,722
2013	25.407524	33.865563	33.29%	1,722
2012	22.608391	25.407524	12.38%	2,665
2011	25.851085	22.608391	-12.54%	2,665
2010	20.495432	25.851085	26.13%	4,266
2009	14.949542	20.495432	37.10%	2,392
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.214568	21.008613	-16.68%	476
2017	19.772119	25.214568	27.53%	476
2016	21.274865	19.772119	-7.06%	476
2015	20.994885	21.274865	1.33%	402
2014	23.337912	20.994885	-10.04%	402
2013	18.276317	23.337912	27.69%	1,298
2012	15.477071	18.276317	18.09%	1,298
2011	19.085994	15.477071	-18.91%	1,298
2010	17.243147	19.085994	10.69%	1,298
2009	13.925774	17.243147	23.82%	1,298
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.095516	11.098515	-8.24%	0
2017	11.880996	12.095516	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	35.304137	28.569787	-19.08%	73
2017	30.218473	35.304137	16.83%	70
2016	28.188509	30.218473	7.20%	71
2015	29.681507	28.188509	-5.03%	67
2014	28.406281	29.681507	4.49%	68
2013	22.242473	28.406281	27.71%	66
2012	17.844621	22.242473	24.65%	67
2011	19.996905	17.844621	-10.76%	70
2010	16.134375	19.996905	23.94%	66
2009	10.465552	16.134375	54.17%	69

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.644986	12.092829	-11.38%	0
2017	12.420657	13.644986	9.86%	0
2016	11.186147	12.420657	11.04%	0
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.979856	14.999905	-6.13%	0
2017	14.851804	15.979856	7.60%	0
2016	13.276762	14.851804	11.86%	0
2015	14.561159	13.276762	-8.82%	0
2014	14.188263	14.561159	2.63%	0
2013	12.693380	14.188263	11.78%	0
2012	11.486473	12.693380	10.51%	0
2011	11.435797	11.486473	0.44%	0
2010	10.346021	11.435797	10.53%	0
2009	7.777777	10.346021	33.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	30.578904	28.472384	-6.89%	527
2017	25.854036	30.578904	18.28%	527
2016	22.710098	25.854036	13.84%	527
2015	24.026457	22.710098	-5.48%	464
2014	22.526778	24.026457	6.66%	464
2013	17.706096	22.526778	27.23%	464
2012	16.121426	17.706096	9.83%	464
2011	15.502967	16.121426	3.99%	464
2010	13.098837	15.502967	18.35%	464
2009	11.378953	13.098837	15.11%	464
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	38.964345	33.298222	-14.54%	0
2017	35.893511	38.964345	8.56%	0
2016	28.102931	35.893511	27.72%	0
2015	30.932311	28.102931	-9.15%	0
2014	31.352499	30.932311	-1.34%	0
2013	23.458456	31.352499	33.65%	0
2012	20.199535	23.458456	16.13%	0
2011	21.394517	20.199535	-5.59%	0
2010	17.008342	21.394517	25.79%	0
2009	13.423922	17.008342	26.70%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.651832	9.623850	-17.40%	0
2017	8.458643	11.651832	37.75%	0
2016	7.341478	8.458643	15.22%	0
2015	9.308583	7.341478	-21.13%	0
2014*	10.000000	9.308583	-6.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	22.962874	19.045824	-17.06%	1,614
2017	20.057972	22.962874	14.48%	1,614
2016	19.076595	20.057972	5.14%	1,614
2015	20.796462	19.076595	-8.27%	1,531
2014	23.854884	20.796462	-12.82%	1,531
2013	19.774372	23.854884	20.64%	1,531
2012	17.049577	19.774372	15.98%	2,736
2011	19.447513	17.049577	-12.33%	5,584
2010	18.286583	19.447513	6.35%	5,793
2009	13.602152	18.286583	34.44%	3,744
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.199472	9.198580	-0.01%	0
2017	9.199987	9.199472	-0.01%	0
2016	9.109970	9.199987	0.99%	0
2015	9.704198	9.109970	-6.12%	0
2014	9.714098	9.704198	-0.10%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.138897	11.390690	-6.16%	0
2017	10.939027	12.138897	10.97%	0
2016	10.686758	10.939027	2.36%	0
2015	11.566621	10.686758	-7.61%	0
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.367509	-6.32%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.052230	9.359834	-6.89%	0
2017	9.883199	10.052230	1.71%	0
2016	10.123053	9.883199	-2.37%	0
2015	10.131810	10.123053	-0.09%	0
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.916814	16.890718	-5.73%	0
2017	14.377007	17.916814	24.62%	0
2016	14.364959	14.377007	0.08%	0
2015	13.979164	14.364959	2.76%	0
2014	13.173798	13.979164	6.11%	0
2013	9.606038	13.173798	37.14%	0
2012*	10.000000	9.606038	-3.94%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.977655	12.987265	-13.29%	0
2017	13.315702	14.977655	12.48%	0
2016	11.994129	13.315702	11.02%	0
2015	12.773242	11.994129	-6.10%	0
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.094082	14.859163	-7.67%	0
2017	13.430958	16.094082	19.83%	0
2016	13.612472	13.430958	-1.33%	0
2015	13.733063	13.612472	-0.88%	0
2014	12.999201	13.733063	5.65%	0
2013	9.700224	12.999201	34.01%	0
2012*	10.000000	9.700224	-3.00%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.248474	14.143581	-7.25%	0
2017	13.141554	15.248474	16.03%	0
2016	13.748483	13.141554	-4.41%	0
2015	15.291121	13.748483	-10.09%	0
2014	16.453681	15.291121	-7.07%	0
2013	13.403631	16.453681	22.76%	0
2012	11.465232	13.403631	16.91%	0
2011	12.594443	11.465232	-8.97%	0
2010	11.813349	12.594443	6.61%	0
2009*	10.000000	11.813349	18.13%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.771471	12.262550	-3.98%	0
2017	12.203125	12.771471	4.66%	0
2016	10.705843	12.203125	13.99%	0
2015	11.672514	10.705843	-8.28%	0
2014	11.676176	11.672514	-0.03%	0
2013	10.771349	11.676176	8.40%	0
2012*	10.000000	10.771349	7.71%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.202464	15.883603	-1.97%	0
2017	13.014800	16.202464	24.49%	0
2016	12.501626	13.014800	4.10%	0
2015	13.525582	12.501626	-7.57%	0
2014	12.781700	13.525582	5.82%	0
2013	10.027212	12.781700	27.47%	0
2012*	10.000000	10.027212	0.27%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	26.212076	25.822209	-1.49%	0
2017	22.616647	26.212076	15.90%	0
2016	22.098037	22.616647	2.35%	0
2015	22.433942	22.098037	-1.50%	0
2014	21.127832	22.433942	6.18%	0
2013	17.976978	21.127832	17.53%	0
2012	16.164033	17.976978	11.22%	0
2011	16.256146	16.164033	-0.57%	0
2010	15.326396	16.256146	6.07%	0
2009	12.440541	15.326396	23.20%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.910330	9.595957	-3.17%	0
2017	9.774035	9.910330	1.39%	0
2016	9.746276	9.774035	0.28%	0
2015*	10.000000	9.746276	-2.54%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	39.512753	39.423934	-0.22%	0
2017	30.982116	39.512753	27.53%	0
2016	30.978767	30.982116	0.01%	0
2015	28.211085	30.978767	9.81%	0
2014	26.512448	28.211085	6.41%	0
2013	20.648287	26.512448	28.40%	0
2012	16.994419	20.648287	21.50%	0
2011	18.615134	16.994419	-8.71%	0
2010	17.820786	18.615134	4.46%	0
2009	12.441048	17.820786	43.24%	200
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.038225	22.803447	-1.02%	0
2017	16.204677	23.038225	42.17%	0
2016	14.508019	16.204677	11.69%	0
2015	14.132468	14.508019	2.66%	0
2014	13.174652	14.132468	7.27%	0
2013	9.919190	13.174652	32.82%	0
2012*	10.000000	9.919190	-0.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.522788	24.575156	-16.76%	0
2017	23.005829	29.522788	28.33%	0
2016	25.136274	23.005829	-8.48%	0
2015	28.097194	25.136274	-10.54%	0
2014	32.584898	28.097194	-13.77%	0
2013	29.064944	32.584898	12.11%	0
2012	26.178725	29.064944	11.03%	0
2011	39.439313	26.178725	-33.62%	0
2010	32.157355	39.439313	22.64%	0
2009	18.305483	32.157355	75.67%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.686844	8.537331	-20.11%	0
2017	8.521819	10.686844	25.41%	0
2016	7.191881	8.521819	18.49%	0
2015	9.170548	7.191881	-21.58%	0
2014	9.802776	9.170548	-6.45%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.122516	9.827214	-2.92%	0
2017	9.934180	10.122516	1.90%	0
2016*	10.000000	9.934180	-0.66%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.262935	15.678208	-3.60%	0
2017	13.121704	16.262935	23.94%	0
2016	12.293467	13.121704	6.74%	0
2015	12.806389	12.293467	-4.01%	0
2014	14.112127	12.806389	-9.25%	0
2013	10.186539	14.112127	38.54%	0
2012*	10.000000	10.186539	1.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.064667	29.073774	-12.07%	0
2017	28.720527	33.064667	15.13%	0
2016	25.730581	28.720527	11.62%	0
2015	26.476228	25.730581	-2.82%	0
2014	24.490391	26.476228	8.11%	0
2013	18.410922	24.490391	33.02%	0
2012	16.196003	18.410922	13.68%	0
2011	16.586416	16.196003	-2.35%	0
2010	15.202306	16.586416	9.10%	0
2009	12.655437	15.202306	20.12%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.267328	17.061295	-11.45%	0
2017	15.486049	19.267328	24.42%	0
2016	15.201190	15.486049	1.87%	0
2015	14.574457	15.201190	4.30%	0
2014	14.690343	14.574457	-0.79%	0
2013	11.732494	14.690343	25.21%	2,609
2012	10.316656	11.732494	13.72%	3,016
2011	10.706363	10.316656	-3.64%	3,806
2010*	10.000000	10.706363	7.06%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.650129	12.479866	-1.35%	2,934
2017	10.065767	12.650129	25.67%	2,934
2016	9.693871	10.065767	3.84%	2,934
2015*	10.000000	9.693871	-3.06%	2,934
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.015831	12.650923	-2.80%	0
2017	12.528687	13.015831	3.89%	0
2016	12.063731	12.528687	3.85%	0
2015	12.400597	12.063731	-2.72%	0
2014	11.751693	12.400597	5.52%	0
2013	12.049215	11.751693	-2.47%	0
2012	11.249025	12.049215	7.11%	0
2011	10.878470	11.249025	3.41%	0
2010	10.377399	10.878470	4.83%	0
2009	9.671154	10.377399	7.30%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	23.979846	21.864660	-8.82%	0
2017	22.304932	23.979846	7.51%	0
2016	20.560284	22.304932	8.49%	0
2015	21.207803	20.560284	-3.05%	0
2014	21.011267	21.207803	0.94%	0
2013	23.473753	21.011267	-10.49%	0
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
2010	17.982861	19.359840	7.66%	0
2009	14.088532	17.982861	27.64%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.202148	9.217713	-9.65%	0
2017	9.240069	10.202148	10.41%	0
2016	8.192336	9.240069	12.79%	0
2015*	10.000000	8.192336	-18.08%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.748385	17.069437	-8.96%	0
2017	16.261580	18.748385	15.29%	0
2016	14.932455	16.261580	8.90%	0
2015	16.396913	14.932455	-8.93%	0
2014	17.066799	16.396913	-3.93%	0
2013	13.187623	17.066799	29.42%	0
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.626174	22.755960	-11.20%	94
2017	24.088490	25.626174	6.38%	96
2016	20.425257	24.088490	17.93%	92
2015	21.788715	20.425257	-6.26%	94
2014	19.664564	21.788715	10.80%	94
2013	15.223591	19.664564	29.17%	95
2012	13.560253	15.223591	12.27%	96
2011	13.755440	13.560253	-1.42%	94
2010	12.391945	13.755440	11.00%	94
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.758340	15.619676	-6.79%	0
2017	14.752119	16.758340	13.60%	0
2016	13.795482	14.752119	6.93%	0
2015	13.925629	13.795482	-0.93%	0
2014	13.520609	13.925629	3.00%	0
2013	11.179298	13.520609	20.94%	2,713
2012	9.848461	11.179298	13.51%	3,136
2011	9.946387	9.848461	-0.98%	0
2010	9.051196	9.946387	9.89%	0
2009	7.476026	9.051196	21.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.153402	10.822910	-2.96%	4,263
2017	11.015051	11.153402	1.26%	4,263
2016	10.937894	11.015051	0.71%	4,263
2015	11.175554	10.937894	-2.13%	4,263
2014	10.851746	11.175554	2.98%	4,263
2013	11.354174	10.851746	-4.43%	4,263
2012	11.026950	11.354174	2.97%	0
2011	10.631394	11.026950	3.72%	0
2010	10.224777	10.631394	3.98%	4,350
2009	9.293622	10.224777	10.02%	4,350

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.441436	17.273034	-11.15%	0
2017	15.131097	19.441436	28.49%	0
2016	15.394514	15.131097	-1.71%	0
2015	14.728967	15.394514	4.52%	0
2014	14.743616	14.728967	-0.10%	0
2013	11.682902	14.743616	26.20%	0
2012	9.755085	11.682902	19.76%	0
2011	10.964407	9.755085	-11.03%	4,941
2010	10.041819	10.964407	9.19%	5,071
2009	7.228832	10.041819	38.91%	5,601
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.727080	19.223136	-2.55%	0
2017	15.734248	19.727080	25.38%	0
2016	14.705263	15.734248	7.00%	0
2015	14.084823	14.705263	4.41%	0
2014	13.285877	14.084823	6.01%	0
2013	10.449057	13.285877	27.15%	0
2012	9.073017	10.449057	15.17%	0
2011	9.703303	9.073017	-6.50%	0
2010	8.368558	9.703303	15.95%	0
2009	6.146783	8.368558	36.15%	632
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.632829	15.958532	-4.05%	0
2017	13.905015	16.632829	19.62%	0
2016	12.758933	13.905015	8.98%	0
2015	12.866251	12.758933	-0.83%	0
2014	11.898520	12.866251	8.13%	0
2013	9.121605	11.898520	30.44%	0
2012	7.943317	9.121605	14.83%	0
2011	8.282008	7.943317	-4.09%	0
2010	7.607377	8.282008	8.87%	8,616
2009	5.933653	7.607377	28.21%	8,616
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.432501	14.782694	-4.21%	0
2017	14.793887	15.432501	4.32%	0
2016	13.879473	14.793887	6.59%	0
2015	14.569421	13.879473	-4.74%	0
2014	14.296383	14.569421	1.91%	0
2013	14.739016	14.296383	-3.00%	2,134
2012	13.385466	14.739016	10.11%	2,466
2011	12.926876	13.385466	3.55%	3,135
2010	11.915595	12.926876	8.49%	3,140
2009	9.765464	11.915595	22.02%	3,177

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.034213	26.354838	-9.23%	0
2017	25.146806	29.034213	15.46%	0
2016	21.801223	25.146806	15.35%	0
2015	23.772465	21.801223	-8.29%	0
2014	22.247052	23.772465	6.86%	0
2013	16.761045	22.247052	32.73%	0
2012	14.459057	16.761045	15.92%	342
2011	15.124134	14.459057	-4.40%	342
2010	13.354195	15.124134	13.25%	342
2009	10.612760	13.354195	25.83%	342
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.860386	9.750461	-10.22%	0
2017	9.347074	10.860386	16.19%	0
2016	9.252384	9.347074	1.02%	0
2015*	10.000000	9.252384	-7.48%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.053642	0.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.550718	20.505051	-4.85%	2,571
2017	20.576570	21.550718	4.73%	2,571
2016	18.373002	20.576570	11.99%	2,571
2015	19.230296	18.373002	-4.46%	2,571
2014	19.115246	19.230296	0.60%	2,571
2013	18.198416	19.115246	5.04%	691
2012	16.194358	18.198416	12.38%	691
2011	15.900227	16.194358	1.85%	691
2010	14.323849	15.900227	11.01%	691
2009	10.000827	14.323849	43.23%	691
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.700352	15.560940	-6.82%	0
2017	13.644423	16.700352	22.40%	0
2016	12.248987	13.644423	11.39%	0
2015	12.636969	12.248987	-3.07%	0
2014	12.088791	12.636969	4.53%	0
2013	8.585350	12.088791	40.81%	0
2012	7.490901	8.585350	14.61%	0
2011	8.643168	7.490901	-13.33%	2,621
2010	7.635656	8.643168	13.19%	0
2009	5.088492	7.635656	50.06%	353

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.820850	16.453352	-7.67%	0
2017	15.346745	17.820850	16.12%	0
2016	14.206968	15.346745	8.02%	0
2015	14.542980	14.206968	-2.31%	0
2014	13.414785	14.542980	8.41%	0
2013	9.869532	13.414785	35.92%	0
2012	9.032885	9.869532	9.26%	0
2011	9.518329	9.032885	-5.10%	0
2010	7.852367	9.518329	21.22%	0
2009	6.097700	7.852367	28.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.848907	13.000043	-12.45%	0
2017	12.634202	14.848907	17.53%	0
2016	11.884254	12.634202	6.31%	0
2015	12.330719	11.884254	-3.62%	0
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.533921	12.447796	-8.03%	0
2017	12.311562	13.533921	9.93%	0
2016	11.826930	12.311562	4.10%	0
2015	12.185093	11.826930	-2.94%	0
2014	11.909296	12.185093	2.32%	0
2013	10.588009	11.909296	12.48%	0
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	0
2010	9.271131	10.041489	8.31%	0
2009	7.887319	9.271131	17.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.378322	12.952747	-9.91%	0
2017	12.655665	14.378322	13.61%	0
2016	12.020022	12.655665	5.29%	0
2015	12.417839	12.020022	-3.20%	0
2014	12.090408	12.417839	2.71%	0
2013	10.164913	12.090408	18.94%	0
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0
2009	7.168050	8.731043	21.80%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.979599	11.444609	-4.47%	0
2017	11.480947	11.979599	4.34%	0
2016	11.186659	11.480947	2.63%	0
2015	11.487643	11.186659	-2.62%	0
2014	11.332036	11.487643	1.37%	0
2013	11.008483	11.332036	2.94%	0
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.840201	10.799545	-8.79%	0
2017	10.516055	11.840201	12.59%	0
2016	10.154893	10.516055	3.56%	0
2015	10.816035	10.154893	-6.11%	0
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.158836	11.082924	-8.85%	0
2017	10.521687	12.158836	15.56%	0
2016	10.097601	10.521687	4.20%	0
2015	10.820891	10.097601	-6.68%	0
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.993201	12.753144	-8.86%	0
2017	12.515159	13.993201	11.81%	0
2016	11.951451	12.515159	4.72%	0
2015	12.314199	11.951451	-2.95%	0
2014	12.004106	12.314199	2.58%	0
2013	10.387149	12.004106	15.57%	0
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0
2009	7.524429	9.001521	19.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.590109	12.951243	-11.23%	0
2017	12.595852	14.590109	15.83%	0
2016	11.933239	12.595852	5.55%	0
2015	12.350599	11.933239	-3.38%	0
2014	12.040549	12.350599	2.58%	0
2013	9.876079	12.040549	21.92%	0
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
2009	6.806444	8.451804	24.17%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.068559	12.208288	-6.58%	0
2017	12.122550	13.068559	7.80%	0
2016	11.657495	12.122550	3.99%	0
2015	12.011233	11.657495	-2.95%	0
2014	11.763647	12.011233	2.10%	0
2013	10.779948	11.763647	9.13%	0
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
2009	8.265770	9.542396	15.44%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.126425	11.812935	-2.59%	0
2017	11.864739	12.126425	2.21%	0
2016	11.517423	11.864739	3.02%	0
2015	11.844788	11.517423	-2.76%	0
2014	11.534508	11.844788	2.69%	0
2013	12.013637	11.534508	-3.99%	0
2012	11.394264	12.013637	5.44%	0
2011	10.932331	11.394264	4.23%	0
2010	10.436645	10.932331	4.75%	0
2009	9.797071	10.436645	6.53%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.927883	12.496599	-3.34%	0
2017	12.699207	12.927883	1.80%	0
2016	12.526613	12.699207	1.38%	0
2015	12.835626	12.526613	-2.41%	0
2014	12.475226	12.835626	2.89%	0
2013	12.982845	12.475226	-3.91%	0
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
2009	9.802870	11.197302	14.22%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.718329	12.085585	-11.90%	0
2017	11.861765	13.718329	15.65%	0
2016	10.854776	11.861765	9.28%	0
2015	11.425971	10.854776	-5.00%	0
2014	11.293922	11.425971	1.17%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.740753	11.520225	-9.58%	0
2017	11.408723	12.740753	11.68%	0
2016	10.691514	11.408723	6.71%	0
2015	11.094024	10.691514	-3.63%	0
2014	11.102512	11.094024	-0.08%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.173585	27.209481	-3.42%	674
2017	22.600034	28.173585	24.66%	674
2016	22.295339	22.600034	1.37%	674
2015	21.681561	22.295339	2.83%	607
2014	20.358343	21.681561	6.50%	607
2013	15.227174	20.358343	33.70%	607
2012	13.108013	15.227174	16.17%	607
2011	13.703267	13.108013	-4.34%	607
2010	12.872203	13.703267	6.46%	3,374
2009*	10.000000	12.872203	28.72%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	34.781103	28.092974	-19.23%	0
2017	25.104058	34.781103	38.55%	0
2016	23.808370	25.104058	5.44%	0
2015	28.972987	23.808370	-17.83%	0
2014	31.329556	28.972987	-7.52%	0
2013	31.799987	31.329556	-1.48%	278
2012	27.709347	31.799987	14.76%	278
2011	36.491335	27.709347	-24.07%	278
2010	32.090935	36.491335	13.71%	278
2009	20.058004	32.090935	59.99%	278
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.956965	11.722918	-1.96%	0
2017	11.939051	11.956965	0.15%	0
2016	12.080056	11.939051	-1.17%	0
2015	12.327439	12.080056	-2.01%	0
2014	12.017128	12.327439	2.58%	0
2013	12.767690	12.017128	-5.88%	0
2012	12.629525	12.767690	1.09%	0
2011	12.002636	12.629525	5.22%	0
2010	11.676717	12.002636	2.79%	0
2009	11.591228	11.676717	0.74%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.781361	8.733395	-0.55%	921
2017	8.913409	8.781361	-1.48%	921
2016	9.084874	8.913409	-1.89%	921
2015	9.260828	9.084874	-1.90%	6,217
2014	9.440188	9.260828	-1.90%	23,790
2013	9.623025	9.440188	-1.90%	2,589
2012	9.809916	9.623025	-1.91%	6,552
2011	9.999381	9.809916	-1.89%	8,170
2010	10.193034	9.999381	-1.90%	8,170
2009	10.386092	10.193034	-1.86%	6,503

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.027584	8.379988	-16.43%	0
2017	8.043435	10.027584	24.67%	0
2016	8.147167	8.043435	-1.27%	0
2015	8.581378	8.147167	-5.06%	0
2014	8.811027	8.581378	-2.61%	0
2013	7.639862	8.811027	15.33%	0
2012	6.759003	7.639862	13.03%	0
2011	7.655210	6.759003	-11.71%	0
2010	6.905438	7.655210	10.86%	0
2009	5.437726	6.905438	26.99%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.874217	9.159595	-15.77%	0
2017	8.906071	10.874217	22.10%	0
2016	9.030856	8.906071	-1.38%	0
2015	9.335469	9.030856	-3.26%	0
2014	10.143988	9.335469	-7.97%	0
2013	8.544964	10.143988	18.71%	0
2012	7.368824	8.544964	15.96%	0
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
2009	6.483852	8.180392	26.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.044279	25.072557	-10.60%	0
2017	24.137386	28.044279	16.19%	0
2016	22.475608	24.137386	7.39%	0
2015	23.141938	22.475608	-2.88%	0
2014	22.469946	23.141938	2.99%	0
2013	18.000330	22.469946	24.83%	0
2012	15.831952	18.000330	13.70%	0
2011	16.798410	15.831952	-5.75%	0
2010	14.938226	16.798410	12.45%	0
2009	11.970822	14.938226	24.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.712839	15.598530	-6.67%	0
2017	15.329311	16.712839	9.03%	0
2016	14.698957	15.329311	4.29%	0
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.918254	18.273463	-8.26%	0
2017	17.684112	19.918254	12.63%	0
2016	16.730799	17.684112	5.70%	0
2015	17.146051	16.730799	-2.42%	0
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.003550	13.488319	-3.68%	0
2017	13.506476	14.003550	3.68%	0
2016	13.204348	13.506476	2.29%	0
2015	13.424552	13.204348	-1.64%	0
2014	13.172122	13.424552	1.92%	0
2013	12.808368	13.172122	2.84%	0
2012	12.414523	12.808368	3.17%	0
2011	12.294075	12.414523	0.98%	0
2010	11.834748	12.294075	3.88%	0
2009	11.059266	11.834748	7.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.751427	10.878445	-7.43%	0
2017	10.504480	11.751427	11.87%	0
2016	10.129212	10.504480	3.70%	0
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.119822	11.168512	-7.85%	0
2017	10.562194	12.119822	14.75%	0
2016	10.066490	10.562194	4.92%	0
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.035266	19.461379	-7.48%	0
2017	18.987049	21.035266	10.79%	0
2016	18.063479	18.987049	5.11%	0
2015	18.475185	18.063479	-2.23%	0
2014	17.905306	18.475185	3.18%	893
2013	15.649848	17.905306	14.41%	893
2012	14.397048	15.649848	8.70%	893
2011	14.681233	14.397048	-1.94%	893
2010	13.492861	14.681233	8.81%	893
2009	11.544996	13.492861	16.87%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.138483	22.752889	-9.49%	1,037
2017	21.961087	25.138483	14.47%	1,109
2016	20.635071	21.961087	6.43%	2,588
2015	21.189410	20.635071	-2.62%	2,962
2014	20.579667	21.189410	2.96%	3,327
2013	17.142124	20.579667	20.05%	3,700
2012	15.361157	17.142124	11.59%	8,516
2011	15.998294	15.361157	-3.98%	8,745
2010	14.453011	15.998294	10.69%	8,858
2009	11.843910	14.453011	22.03%	9,400
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.457038	16.484490	-5.57%	0
2017	16.293346	17.457038	7.14%	0
2016	15.711987	16.293346	3.70%	0
2015	16.021199	15.711987	-1.93%	0
2014	15.592498	16.021199	2.75%	0
2013	14.384780	15.592498	8.40%	0
2012	13.572810	14.384780	5.98%	0
2011	13.555512	13.572810	0.13%	0
2010	12.733498	13.555512	6.46%	0
2009	11.330274	12.733498	12.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.678821	10.903473	-6.64%	0
2017	10.126795	11.678821	15.33%	0
2016	9.509545	10.126795	6.49%	0
2015	9.916571	9.509545	-4.10%	0
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.804599	12.236540	-4.44%	0
2017	10.724883	12.804599	19.39%	0
2016	9.934124	10.724883	7.96%	0
2015	10.112227	9.934124	-1.76%	0
2014*	10.000000	10.112227	1.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	41.525783	36.095153	-13.08%	0
2017	36.558932	41.525783	13.59%	0
2016	30.979399	36.558932	18.01%	0
2015	32.400545	30.979399	-4.39%	0
2014	30.184581	32.400545	7.34%	0
2013	23.126160	30.184581	30.52%	892
2012	20.068510	23.126160	15.24%	892
2011	20.990505	20.068510	-4.39%	1,515
2010	16.954335	20.990505	23.81%	892
2009	12.637660	16.954335	34.16%	892

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.954158	9.771016	-18.26%	0
2017	9.706335	11.954158	23.16%	0
2016	10.144567	9.706335	-4.32%	0
2015	10.409209	10.144567	-2.54%	0
2014	10.756269	10.409209	-3.23%	0
2013	9.055819	10.756269	18.78%	0
2012	7.991327	9.055819	13.32%	0
2011	9.013234	7.991327	-11.34%	0
2010	8.073129	9.013234	11.64%	0
2009	6.046307	8.073129	33.52%	333
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.916928	13.716993	-18.92%	0
2017	14.072357	16.916928	20.21%	0
2016	13.663522	14.072357	2.99%	0
2015	14.714840	13.663522	-7.14%	0
2014	16.607022	14.714840	-11.39%	0
2013	13.984797	16.607022	18.75%	0
2012	12.179833	13.984797	14.82%	0
2011	14.853443	12.179833	-18.00%	0
2010	14.298082	14.853443	3.88%	0
2009	11.254121	14.298082	27.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.924309	16.992723	-5.20%	0
2017	14.067204	17.924309	27.42%	0
2016	14.059117	14.067204	0.06%	0
2015	13.896514	14.059117	1.17%	0
2014	12.860528	13.896514	8.06%	0
2013	9.753079	12.860528	31.86%	0
2012	8.560684	9.753079	13.93%	0
2011	9.017642	8.560684	-5.07%	0
2010	7.968351	9.017642	13.17%	0
2009	6.279499	7.968351	26.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.961103	13.809667	-13.48%	774
2017	14.226184	15.961103	12.20%	774
2016	12.495891	14.226184	13.85%	774
2015	13.191264	12.495891	-5.27%	653
2014	12.197348	13.191264	8.15%	653
2013	9.208115	12.197348	32.46%	653
2012	7.982597	9.208115	15.35%	653
2011	8.664819	7.982597	-7.87%	653
2010	7.834012	8.664819	10.61%	653
2009	6.267659	7.834012	24.99%	653

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.717594	16.154111	-8.82%	0
2017	14.161930	17.717594	25.11%	0
2016	13.611219	14.161930	4.05%	0
2015	13.923002	13.611219	-2.24%	0
2014	13.683694	13.923002	1.75%	0
2013	10.063484	13.683694	35.97%	0
2012	8.948400	10.063484	12.46%	0
2011	9.546287	8.948400	-6.26%	0
2010	7.694421	9.546287	24.07%	0
2009	6.190195	7.694421	24.30%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.556511	17.511046	-14.82%	0
2017	18.406237	20.556511	11.68%	0
2016	15.954663	18.406237	15.37%	0
2015	16.746957	15.954663	-4.73%	0
2014	14.588339	16.746957	14.80%	0
2013	10.960352	14.588339	33.10%	0
2012	9.603374	10.960352	14.13%	0
2011	10.021648	9.603374	-4.17%	0
2010	8.539166	10.021648	17.36%	0
2009	6.671710	8.539166	27.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.471971	24.732875	-9.97%	0
2017	22.465452	27.471971	22.29%	0
2016	21.191693	22.465452	6.01%	0
2015	21.488363	21.191693	-1.38%	0
2014	21.362359	21.488363	0.59%	0
2013	15.127310	21.362359	41.22%	290
2012	13.635678	15.127310	10.94%	290
2011	14.019988	13.635678	-2.74%	2,928
2010	11.423473	14.019988	22.73%	3,122
2009	9.155626	11.423473	24.77%	3,122
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.065907	31.757686	-18.71%	0
2017	36.615337	39.065907	6.69%	0
2016	29.711954	36.615337	23.23%	0
2015	32.320245	29.711954	-8.07%	0
2014	30.858565	32.320245	4.74%	0
2013	22.464619	30.858565	37.37%	262
2012	19.035527	22.464619	18.01%	262
2011	20.522673	19.035527	-7.25%	2,581
2010	16.540743	20.522673	24.07%	2,751
2009	13.396714	16.540743	23.47%	2,751

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	36.602934	31.295610	-14.50%	0
2017	32.959403	36.602934	11.05%	0
2016	27.415441	32.959403	20.22%	0
2015	28.486340	27.415441	-3.76%	0
2014	28.877573	28.486340	-1.35%	0
2013	20.943650	28.877573	37.88%	0
2012	18.528870	20.943650	13.03%	0
2011	20.050607	18.528870	-7.59%	653
2010	16.353562	20.050607	22.61%	0
2009	12.400766	16.353562	31.88%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.803442	26.218384	-2.18%	0
2017	22.721067	26.803442	17.97%	0
2016	20.835101	22.721067	9.05%	0
2015	21.099002	20.835101	-1.25%	0
2014	19.234771	21.099002	9.69%	0
2013	14.991310	19.234771	28.31%	0
2012	13.423528	14.991310	11.68%	0
2011	13.631425	13.423528	-1.53%	0
2010	12.272429	13.631425	11.07%	0
2009	9.963734	12.272429	23.17%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.789462	12.977208	-5.89%	0
2017	13.242241	13.789462	4.13%	0
2016	12.594056	13.242241	5.15%	0
2015	13.608279	12.594056	-7.45%	0
2014	10.786184	13.608279	26.16%	0
2013	10.706016	10.786184	0.75%	1,547
2012	9.442513	10.706016	13.38%	1,547
2011	9.068332	9.442513	4.13%	2,871
2010	7.120392	9.068332	27.36%	1,547
2009	5.561369	7.120392	28.03%	1,547
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.634560	15.521538	-6.69%	0
2017	13.987068	16.634560	18.93%	0
2016	12.798644	13.987068	9.29%	0
2015	12.924670	12.798644	-0.98%	0
2014	11.651302	12.924670	10.93%	0
2013*	10.000000	11.651302	16.51%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.919881	9.810205	-1.11%	0
2017	9.954284	9.919881	-0.35%	0
2016	9.899874	9.954284	0.55%	0
2015	10.126166	9.899874	-2.23%	0
2014	10.271556	10.126166	-1.42%	0
2013	10.459462	10.271556	-1.80%	0
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	0.47%	0
2009	9.816966	10.315146	5.07%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.914330	13.839448	-13.04%	0
2017	14.206955	15.914330	12.02%	0
2016	11.980814	14.206955	18.58%	0
2015	12.839721	11.980814	-6.69%	0
2014	12.518621	12.839721	2.56%	0
2013*	10.000000	12.518621	25.19%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.168759	13.371443	-17.30%	0
2017	13.429915	16.168759	20.39%	0
2016	13.538346	13.429915	-0.80%	0
2015	14.361135	13.538346	-5.73%	0
2014	15.937803	14.361135	-9.89%	0
2013	13.528022	15.937803	17.81%	0
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	0
2009*	10.000000	12.868657	28.69%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	35.201188	32.263999	-8.34%	0
2017	28.805422	35.201188	22.20%	0
2016	28.188671	28.805422	2.19%	0
2015	28.451632	28.188671	-0.92%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.602971	9.515694	-0.91%	0
2017	9.701982	9.602971	-1.02%	0
2016	9.770253	9.701982	-0.70%	0
2015	9.941211	9.770253	-1.72%	0
2014	10.072317	9.941211	-1.30%	0
2013	10.204455	10.072317	-1.29%	2,920
2012	9.944622	10.204455	2.61%	3,375
2011	10.107513	9.944622	-1.61%	0
2010	9.786068	10.107513	3.28%	0
2009	8.802463	9.786068	11.17%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	28.621406	26.466960	-7.53%	0
2017	24.634116	28.621406	16.19%	0
2016	22.855833	24.634116	7.78%	0
2015	23.407040	22.855833	-2.35%	0
2014	21.616202	23.407040	8.28%	0
2013	16.013163	21.616202	34.99%	0
2012	14.709043	16.013163	8.87%	0
2011	15.469905	14.709043	-4.92%	0
2010	12.835666	15.469905	20.52%	0
2009	9.955586	12.835666	28.93%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.295212	10.369466	-8.20%	0
2017	10.443812	11.295212	8.15%	0
2016	10.060464	10.443812	3.81%	0
2015	10.768955	10.060464	-6.58%	0
2014	10.689940	10.768955	0.74%	0
2013	10.139899	10.689940	5.42%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.158463	10.842413	-10.82%	0
2017	10.562248	12.158463	15.11%	0
2016	10.238787	10.562248	3.16%	0
2015	11.517313	10.238787	-11.10%	0
2014	11.637508	11.517313	-1.03%	0
2013	10.258571	11.637508	13.44%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.026815	10.898675	-9.38%	0
2017	10.789894	12.026815	11.46%	0
2016	10.390953	10.789894	3.84%	0
2015	11.349510	10.390953	-8.45%	0
2014	11.287319	11.349510	0.55%	0
2013	10.276213	11.287319	9.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	37.898712	32.195414	-15.05%	0
2017	28.337987	37.898712	33.74%	0
2016	28.930786	28.337987	-2.05%	0
2015	28.446498	28.930786	1.70%	0
2014	28.413304	28.446498	0.12%	0
2013	22.807401	28.413304	24.58%	0
2012	19.222786	22.807401	18.65%	152
2011	21.421068	19.222786	-10.26%	5,371
2010	18.872103	21.421068	13.51%	5,754
2009	13.804815	18.872103	36.71%	5,754

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.337886	9.680073	-6.36%	0
2017	9.937672	10.337886	4.03%	0
2016	9.532405	9.937672	4.25%	0
2015	9.965364	9.532405	-4.34%	0
2014	9.911429	9.965364	0.54%	0
2013	10.140617	9.911429	-2.26%	0
2012*	10.000000	10.140617	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.774438	8.502145	-21.09%	0
2017	8.685556	10.774438	24.05%	0
2016	9.100433	8.685556	-4.56%	0
2015	8.997256	9.100433	1.15%	0
2014*	10.000000	8.997256	-10.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.309093	25.519628	-9.85%	1,550
2017	24.740036	28.309093	14.43%	1,551
2016	22.657854	24.740036	9.19%	1,552
2015	22.400745	22.657854	1.15%	1,487
2014	20.683395	22.400745	8.30%	1,491
2013	16.040777	20.683395	28.94%	1,492
2012	14.023013	16.040777	14.39%	2,633
2011	14.339142	14.023013	-2.20%	2,633
2010	12.619523	14.339142	13.63%	2,632
2009	10.050430	12.619523	25.56%	553
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	40.353382	35.410703	-12.25%	0
2017	36.109640	40.353382	11.75%	0
2016	31.279259	36.109640	15.44%	0
2015	33.954264	31.279259	-7.88%	0
2014	30.999060	33.954264	9.53%	0
2013	22.470720	30.999060	37.95%	0
2012	19.467057	22.470720	15.43%	0
2011	20.327750	19.467057	-4.23%	0
2010	16.838740	20.327750	20.72%	0
2009	12.539886	16.838740	34.28%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.240033	10.424747	-7.25%	0
2017	10.105162	11.240033	11.23%	0
2016	9.122979	10.105162	10.77%	0
2015	10.240626	9.122979	-10.91%	0
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.391977	9.701581	-6.64%	0
2017	9.649008	10.391977	7.70%	0
2016	8.687483	9.649008	11.07%	0
2015	9.070274	8.687483	-4.22%	0
2014	9.117876	9.070274	-0.52%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.487491	10.809035	-5.91%	0
2017	10.574253	11.487491	8.64%	0
2016	10.474378	10.574253	0.95%	0
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.859710	10.677514	-1.68%	0
2017	10.932566	10.859710	-0.67%	0
2016	11.000168	10.932566	-0.61%	0
2015	11.189853	11.000168	-1.70%	0
2014	11.321857	11.189853	-1.17%	0
2013	11.568009	11.321857	-2.13%	0
2012	11.151424	11.568009	3.74%	0
2011	11.253389	11.151424	-0.91%	0
2010	10.905794	11.253389	3.19%	0
2009*	10.000000	10.905794	9.06%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.110543	10.058939	-0.51%	0
2017	10.073603	10.110543	0.37%	0
2016*	10.000000	10.073603	0.74%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.704355	10.433198	-2.53%	0
2017	10.409667	10.704355	2.83%	0
2016	10.343507	10.409667	0.64%	0
2015	10.508572	10.343507	-1.57%	0
2014	10.283535	10.508572	2.19%	0
2013	10.702435	10.283535	-3.91%	0
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.218802	10.070290	-10.24%	0
2017*	10.000000	11.218802	12.19%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.243930	13.300058	0.42%	0
2017	10.312640	13.243930	28.42%	0
2016*	10.000000	10.312640	3.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.029605	15.891510	-20.66%	0
2017	16.129121	20.029605	24.18%	0
2016	16.854158	16.129121	-4.30%	0
2015	17.156578	16.854158	-1.76%	0
2014	18.760469	17.156578	-8.55%	0
2013	14.932087	18.760469	25.64%	0
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
2010	14.195055	15.321738	7.94%	0
2009	11.610063	14.195055	22.27%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.531154	33.172352	-1.07%	0
2017	26.847414	33.531154	24.90%	0
2016	30.650445	26.847414	-12.41%	0
2015	27.779829	30.650445	10.33%	0
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	0
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	1,377
2010*	10.000000	10.502017	5.02%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.240858	5.083718	-29.79%	0
2017	7.529123	7.240858	-3.83%	0
2016	5.351344	7.529123	40.70%	0
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.406561	5.210600	-29.65%	0
2017	7.680009	7.406561	-3.56%	0
2016	5.447290	7.680009	40.99%	0
2015	8.343721	5.447290	-34.71%	0
2014	10.514115	8.343721	-20.64%	0
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	27.912155	27.737167	-0.63%	0
2017	22.605659	27.912155	23.47%	0
2016	21.385589	22.605659	5.71%	0
2015	22.446886	21.385589	-4.73%	0
2014	23.319615	22.446886	-3.74%	0
2013	15.822984	23.319615	47.38%	0
2012	14.953223	15.822984	5.82%	0
2011	15.976693	14.953223	-6.41%	0
2010	12.846504	15.976693	24.37%	0
2009	8.578995	12.846504	49.74%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.465354	11.322986	-9.16%	4,352
2017	11.119816	12.465354	12.10%	4,235
2016	10.971058	11.119816	1.36%	4,116
2015	11.336651	10.971058	-3.22%	4,949
2014	11.095351	11.336651	2.17%	5,764
2013	10.109592	11.095351	9.75%	5,516
2012*	10.000000	10.109592	1.10%	3,146
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	29.033230	26.800183	-7.69%	0
2017	24.965878	29.033230	16.29%	0
2016	22.923300	24.965878	8.91%	0
2015	23.050336	22.923300	-0.55%	0
2014	21.510360	23.050336	7.16%	0
2013	16.299498	21.510360	31.97%	0
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
2010	12.326389	13.633077	10.60%	0
2009	10.445924	12.326389	18.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.625022	-23.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	41.153413	34.175027	-16.96%	518
2017	37.190455	41.153413	10.66%	325
2016	30.392797	37.190455	22.37%	22
2015	32.868914	30.392797	-7.53%	259
2014	30.769933	32.868914	6.82%	389
2013	22.800524	30.769933	34.95%	1,151
2012	19.629588	22.800524	16.15%	242
2011	21.908237	19.629588	-10.40%	759
2010	17.650383	21.908237	24.12%	526
2009	12.618626	17.650383	39.88%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.828437	12.222402	-4.72%	9,573
2017	12.619505	12.828437	1.66%	11,742
2016	12.328865	12.619505	2.36%	13,953
2015	12.892289	12.328865	-4.37%	11,720
2014	12.728673	12.892289	1.29%	14,194
2013	14.184631	12.728673	-10.26%	14,627
2012	13.472357	14.184631	5.29%	9,668
2011	12.295411	13.472357	9.57%	4,443
2010	11.929218	12.295411	3.07%	8,406
2009	11.038864	11.929218	8.07%	6,951

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	27.960664	25.440405	-9.01%	0
2017	23.703763	27.960664	17.96%	0
2016	21.355042	23.703763	11.00%	0
2015	23.157428	21.355042	-7.78%	0
2014	21.025210	23.157428	10.14%	0
2013	15.827132	21.025210	32.84%	0
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.234414	24.092597	-14.67%	13,025
2017	25.831977	28.234414	9.30%	12,605
2016	21.467330	25.831977	20.33%	10,459
2015	22.245681	21.467330	-3.50%	8,184
2014	19.518511	22.245681	13.97%	12,802
2013	15.324475	19.518511	27.37%	15,631
2012	13.447730	15.324475	13.96%	3,137
2011	13.831236	13.447730	-2.77%	2,027
2010	11.856213	13.831236	16.66%	2,052
2009	9.315701	11.856213	27.27%	753
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.851396	12.914981	-6.76%	8,535
2017	12.304420	13.851396	12.57%	13,489
2016	11.697552	12.304420	5.19%	12,905
2015	12.059422	11.697552	-3.00%	20,249
2014	11.951624	12.059422	0.90%	9,373
2013	10.108911	11.951624	18.23%	16,815
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.662380	10.151388	-4.79%	2,388
2017	10.155021	10.662380	5.00%	2,723
2016	9.179683	10.155021	10.62%	2,320
2015*	10.000000	9.179683	-8.20%	2,282
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.915255	9.650739	-2.67%	514
2017	9.797762	9.915255	1.20%	528
2016	9.752264	9.797762	0.47%	482
2015*	10.000000	9.752264	-2.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.640824	11.473830	-9.23%	4,708
2017	11.066538	12.640824	14.23%	4,708
2016	9.724339	11.066538	13.80%	3,900
2015*	10.000000	9.724339	-2.76%	3,445

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.275779	14.747288	-9.39%	93,399
2017	14.597450	16.275779	11.50%	93,717
2016	14.341252	14.597450	1.79%	96,982
2015	14.774408	14.341252	-2.93%	99,369
2014	14.782617	14.774408	-0.06%	120,366
2013	13.176970	14.782617	12.19%	107,125
2012	12.221543	13.176970	7.82%	45,267
2011	12.934953	12.221543	-5.52%	6,415
2010	12.018891	12.934953	7.62%	2,187
2009*	10.000000	12.018891	20.19%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.162694	9.565016	-5.88%	0
2017*	10.000000	10.162694	1.63%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.295690	13.269039	-18.57%	8,756
2017	14.870368	16.295690	9.58%	6,185
2016	11.568929	14.870368	28.54%	4,227
2015	12.614223	11.568929	-8.29%	3,966
2014	12.180737	12.614223	3.56%	4,053
2013*	10.000000	12.180737	21.81%	7,555
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.204650	10.915013	-17.34%	3,772
2017	11.705856	13.204650	12.80%	3,951
2016	10.362670	11.705856	12.96%	4,068
2015	10.841571	10.362670	-4.42%	4,106
2014*	10.000000	10.841571	8.42%	1,941
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	42.222915	37.679360	-10.76%	607
2017	38.308649	42.222915	10.22%	999
2016	31.073846	38.308649	23.28%	1,009
2015	32.447778	31.073846	-4.23%	1,035
2014	31.480821	32.447778	3.07%	1,058
2013	22.816722	31.480821	37.97%	1,050
2012	20.106417	22.816722	13.48%	942
2011	20.390739	20.106417	-1.39%	0
2010	16.527358	20.390739	23.38%	0
2009	13.482033	16.527358	22.59%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	30.199104	28.169580	-6.72%	3,785
2017	25.408165	30.199104	18.86%	4,537
2016	23.251773	25.408165	9.27%	4,593
2015	23.510032	23.251773	-1.10%	3,785
2014	21.199542	23.510032	10.90%	3,785
2013	16.416157	21.199542	29.14%	3,785
2012	14.499648	16.416157	13.22%	2,889
2011	14.551624	14.499648	-0.36%	2,278
2010	12.957235	14.551624	12.31%	2,278
2009	10.484318	12.957235	23.59%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.605784	24.231295	-8.92%	4,803
2017	21.363167	26.605784	24.54%	4,864
2016	20.241634	21.363167	5.54%	4,896
2015	21.220085	20.241634	-4.61%	5,169
2014	20.071167	21.220085	5.72%	5,430
2013	16.941897	20.071167	18.47%	3,905
2012	15.689093	16.941897	7.99%	2,515
2011	14.714455	15.689093	6.62%	353
2010	13.044385	14.714455	12.80%	836
2009	10.884321	13.044385	19.85%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	25.225162	19.960348	-20.87%	0
2017	20.684320	25.225162	21.95%	0
2016	18.062029	20.684320	14.52%	0
2015	18.897938	18.062029	-4.42%	0
2014	19.022439	18.897938	-0.65%	0
2013	13.089064	19.022439	45.33%	0
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
2010	10.271918	13.175601	28.27%	0
2009	8.330082	10.271918	23.31%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.401188	10.188509	-2.04%	17,679
2017	10.254460	10.401188	1.43%	1,192
2016	9.599118	10.254460	6.83%	1,192
2015	9.888134	9.599118	-2.92%	937
2014	10.027409	9.888134	-1.39%	514
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.032085	-9.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.223859	12.863013	-2.73%	0
2017	12.998747	13.223859	1.73%	0
2016	12.804334	12.998747	1.52%	0
2015	13.116623	12.804334	-2.38%	0
2014	12.923495	13.116623	1.49%	0
2013	13.082341	12.923495	-1.21%	0
2012	12.191501	13.082341	7.31%	0
2011	12.190654	12.191501	0.01%	0
2010	11.482091	12.190654	6.17%	0
2009	9.745985	11.482091	17.81%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.208629	-17.91%	676
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.148735	15.157378	-6.14%	1,279
2017	14.600530	16.148735	10.60%	2,032
2016	14.150012	14.600530	3.18%	2,842
2015	14.508393	14.150012	-2.47%	3,758
2014	14.198993	14.508393	2.18%	5,424
2013	12.793112	14.198993	10.99%	7,763
2012	11.693642	12.793112	9.40%	6,148
2011	11.976883	11.693642	-2.36%	4,434
2010	10.853307	11.976883	10.35%	4,393
2009	8.929952	10.853307	21.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.364091	15.988895	-7.92%	3,165
2017	15.231641	17.364091	14.00%	3,917
2016	14.681779	15.231641	3.75%	5,989
2015	15.042833	14.681779	-2.40%	8,621
2014	14.667963	15.042833	2.56%	9,228
2013	12.936935	14.667963	13.38%	9,620
2012	11.669522	12.936935	10.86%	9,467
2011	12.050735	11.669522	-3.16%	4,029
2010	10.749898	12.050735	12.10%	0
2009	8.528856	10.749898	26.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.899226	17.036188	-9.86%	3,346
2017	15.969231	18.899226	18.35%	3,314
2016	15.310086	15.969231	4.31%	3,280
2015	15.697732	15.310086	-2.47%	4,336
2014	15.284923	15.697732	2.70%	4,752
2013	12.839946	15.284923	19.04%	563
2012	11.369757	12.839946	12.93%	563
2011	11.933033	11.369757	-4.72%	0
2010	10.501446	11.933033	13.63%	0
2009	8.164651	10.501446	28.62%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.829705	11.082677	-6.31%	5,651
2017	10.389799	11.829705	13.86%	2,293
2016*	10.000000	10.389799	3.90%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.862564	11.699619	-26.24%	6,502
2017	16.638930	15.862564	-4.67%	10,687
2016	12.710239	16.638930	30.91%	12,605
2015	16.357623	12.710239	-22.30%	12,510
2014	19.124767	16.357623	-14.47%	17,632
2013	15.711387	19.124767	21.73%	15,936
2012	15.300242	15.711387	2.69%	8,162
2011	16.459815	15.300242	-7.04%	488
2010	14.088047	16.459815	16.84%	668
2009	9.736367	14.088047	44.70%	902
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.175074	23.470854	-10.33%	32,099
2017	23.696439	26.175074	10.46%	37,101
2016	20.530551	23.696439	15.42%	37,471
2015	21.865659	20.530551	-6.11%	41,160
2014	20.557336	21.865659	6.36%	37,843
2013	16.401790	20.557336	25.34%	40,717
2012	14.291310	16.401790	14.77%	4,646
2011	14.480127	14.291310	-1.30%	5,593
2010	12.850889	14.480127	12.68%	4,632
2009	10.090937	12.850889	27.35%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.821584	11.414613	-10.97%	5,988
2017	11.213108	12.821584	14.34%	6,248
2016*	10.000000	11.213108	12.13%	6,496
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	32.136944	31.370516	-2.38%	29,803
2017	24.310026	32.136944	32.20%	28,462
2016	24.656563	24.310026	-1.41%	32,004
2015	23.522829	24.656563	4.82%	21,736
2014	21.610653	23.522829	8.85%	19,854
2013	16.205978	21.610653	33.35%	20,410
2012	14.448071	16.205978	12.17%	4,861
2011	14.739601	14.448071	-1.98%	4,336
2010	12.136474	14.739601	21.45%	3,495
2009	9.672824	12.136474	25.47%	1,944

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.535596	13.165762	-2.73%	4,693
2017	13.274138	13.535596	1.97%	5,228
2016	12.957186	13.274138	2.45%	5,130
2015	13.328146	12.957186	-2.78%	4,306
2014	12.870188	13.328146	3.56%	7,722
2013	13.403317	12.870188	-3.98%	7,680
2012	12.945119	13.403317	3.54%	9,876
2011	12.334105	12.945119	4.95%	4,984
2010	11.696525	12.334105	5.45%	1,292
2009	10.330978	11.696525	13.22%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	43.806070	36.602398	-16.44%	13,714
2017	37.062979	43.806070	18.19%	14,344
2016	33.771382	37.062979	9.75%	16,015
2015	35.013378	33.771382	-3.55%	19,317
2014	33.678383	35.013378	3.96%	21,451
2013	25.279972	33.678383	33.22%	19,140
2012	22.506390	25.279972	12.32%	6,455
2011	25.747562	22.506390	-12.59%	2,586
2010	20.423747	25.747562	26.07%	1,525
2009	14.904845	20.423747	37.03%	1,258
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.024092	20.839211	-16.72%	2,183
2017	19.632729	25.024092	27.46%	2,260
2016	21.135613	19.632729	-7.11%	2,623
2015	20.868102	21.135613	1.28%	6,501
2014	23.208819	20.868102	-10.09%	0
2013	18.184482	23.208819	27.63%	0
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
2010	17.182770	19.009475	10.63%	0
2009	13.884102	17.182770	23.76%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.066837	11.066525	-8.29%	251
2017	11.858851	12.066837	1.75%	251
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	35.037477	28.339450	-19.12%	0
2017	30.005470	35.037477	16.77%	0
2016	28.004041	30.005470	7.15%	0
2015	29.502307	28.004041	-5.08%	0
2014	28.249184	29.502307	4.44%	0
2013	22.130733	28.249184	27.65%	0
2012	17.764050	22.130733	24.58%	0
2011	19.916759	17.764050	-10.81%	0
2010	16.077894	19.916759	23.88%	0
2009	10.434236	16.077894	54.09%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.577929	12.027235	-11.42%	29,164
2017	12.365894	13.577929	9.80%	30,701
2016	11.142483	12.365894	10.98%	30,575
2015	12.116992	11.142483	-8.04%	53,614
2014	12.015766	12.116992	0.84%	59,167
2013	9.901081	12.015766	21.36%	49,895
2012	8.755911	9.901081	13.08%	16,410
2011	9.069547	8.755911	-3.46%	11,732
2010	8.389555	9.069547	8.11%	11,695
2009	6.569115	8.389555	27.71%	6,097
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.885191	14.903402	-6.18%	63,565
2017	14.771344	15.885191	7.54%	67,485
2016	13.211539	14.771344	11.81%	64,236
2015	14.497013	13.211539	-8.87%	73,974
2014	14.132974	14.497013	2.58%	75,899
2013	12.650361	14.132974	11.72%	76,983
2012	11.453388	12.650361	10.45%	16,526
2011	11.408652	11.453388	0.39%	13,791
2010	10.326718	11.408652	10.48%	5,026
2009	7.767215	10.326718	32.95%	4,728
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	30.347963	28.242868	-6.94%	0
2017	25.671815	30.347963	18.22%	0
2016	22.561489	25.671815	13.79%	269
2015	23.881409	22.561489	-5.53%	269
2014	22.402200	23.881409	6.60%	269
2013	17.617147	22.402200	27.16%	269
2012	16.048634	17.617147	9.77%	269
2011	15.440812	16.048634	3.94%	269
2010	13.052968	15.440812	18.29%	269
2009	11.344899	13.052968	15.06%	269
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	38.670023	33.029755	-14.59%	1,631
2017	35.640501	38.670023	8.50%	1,635
2016	27.919019	35.640501	27.66%	1,945
2015	30.745576	27.919019	-9.19%	1,699
2014	31.179122	30.745576	-1.39%	1,691
2013	23.340627	31.179122	33.58%	1,680
2012	20.108351	23.340627	16.07%	1,710
2011	21.308778	20.108351	-5.63%	1,843
2010	16.948821	21.308778	25.72%	1,252
2009	13.383779	16.948821	26.64%	359

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.630101	9.600963	-17.45%	0
2017	8.447148	11.630101	37.68%	1,111
2016	7.335223	8.447148	15.16%	0
2015	9.305402	7.335223	-21.17%	0
2014*	10.000000	9.305402	-6.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	22.789432	18.892263	-17.10%	300
2017	19.916586	22.789432	14.42%	0
2016	18.951764	19.916586	5.09%	0
2015	20.670913	18.951764	-8.32%	0
2014	23.722979	20.670913	-12.87%	0
2013	19.675059	23.722979	20.57%	0
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
2010	18.222589	19.369591	6.29%	0
2009	13.561455	18.222589	34.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.177639	9.172039	-0.06%	66,297
2017	9.182821	9.177639	-0.06%	71,740
2016	9.097594	9.182821	0.94%	75,182
2015	9.695951	9.097594	-6.17%	77,614
2014	9.710786	9.695951	-0.15%	79,223
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.103922	11.352047	-6.21%	2,800
2017	10.913055	12.103922	10.91%	3,299
2016	10.666799	10.913055	2.31%	3,273
2015	11.550900	10.666799	-7.65%	3,313
2014	11.333471	11.550900	1.92%	1,550
2013	10.178016	11.333471	11.35%	1,936
2012*	10.000000	10.178016	1.78%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.364315	-6.36%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.028380	9.332830	-6.94%	2,461
2017	9.864769	10.028380	1.66%	3,825
2016	10.109309	9.864769	-2.42%	3,620
2015	10.123204	10.109309	-0.14%	3,582
2014	9.864869	10.123204	2.62%	1,134
2013*	10.000000	9.864869	-1.35%	1,380

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.865078	16.833321	-5.78%	0
2017	14.342774	17.865078	24.56%	0
2016	14.338045	14.342774	0.03%	0
2015	13.960088	14.338045	2.71%	0
2014	13.162533	13.960088	6.06%	0
2013	9.602726	13.162533	37.07%	0
2012*	10.000000	9.602726	-3.97%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.934494	12.943199	-13.33%	4,428
2017	13.284075	14.934494	12.42%	5,547
2016	11.971722	13.284075	10.96%	5,182
2015	12.755880	11.971722	-6.15%	5,235
2014	12.488852	12.755880	2.14%	4,566
2013	9.914927	12.488852	25.96%	4,174
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.047607	14.808651	-7.72%	597
2017	13.398980	16.047607	19.77%	597
2016	13.586966	13.398980	-1.38%	597
2015	13.714333	13.586966	-0.93%	597
2014	12.988097	13.714333	5.59%	597
2013	9.696880	12.988097	33.94%	1,148
2012*	10.000000	9.696880	-3.03%	851
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.181299	14.074053	-7.29%	79,514
2017	13.090311	15.181299	15.97%	85,999
2016	13.701831	13.090311	-4.46%	116,371
2015	15.247004	13.701831	-10.13%	136,525
2014	16.414568	15.247004	-7.11%	144,795
2013	13.378593	16.414568	22.69%	99,760
2012	11.449652	13.378593	16.85%	35,759
2011	12.583734	11.449652	-9.01%	11,097
2010	11.809328	12.583734	6.56%	9,022
2009*	10.000000	11.809328	18.09%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.734669	12.220949	-4.03%	34,606
2017	12.174147	12.734669	4.60%	42,364
2016	10.685851	12.174147	13.93%	40,478
2015	11.656668	10.685851	-8.33%	46,202
2014	11.666264	11.656668	-0.08%	45,251
2013	10.767691	11.666264	8.35%	35,041
2012*	10.000000	10.767691	7.68%	2,574

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.155763	15.829696	-2.02%	34,865
2017	12.983884	16.155763	24.43%	28,787
2016	12.478277	12.983884	4.05%	27,662
2015	13.507213	12.478277	-7.62%	30,077
2014	12.770848	13.507213	5.77%	31,132
2013	10.023807	12.770848	27.41%	15,457
2012*	10.000000	10.023807	0.24%	7,839
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	26.014158	25.614093	-1.54%	0
2017	22.457282	26.014158	15.84%	0
2016	21.953479	22.457282	2.29%	0
2015	22.298554	21.953479	-1.55%	0
2014	21.011031	22.298554	6.13%	0
2013	17.886708	21.011031	17.47%	0
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
2010	15.272769	16.191014	6.01%	0
2009	12.403331	15.272769	23.13%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.896884	9.578021	-3.22%	19,979
2017	9.765727	9.896884	1.34%	6,723
2016	9.742955	9.765727	0.23%	4,124
2015*	10.000000	9.742955	-2.57%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	39.214255	39.106046	-0.28%	1,172
2017	30.763694	39.214255	27.47%	1,916
2016	30.776024	30.763694	-0.04%	1,988
2015	28.040748	30.776024	9.75%	2,753
2014	26.365808	28.040748	6.35%	2,839
2013	20.544547	26.365808	28.33%	5,710
2012	16.917674	20.544547	21.44%	2,639
2011	18.540512	16.917674	-8.75%	473
2010	17.758387	18.540512	4.40%	3,801
2009	12.403817	17.758387	43.17%	3,740
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.971767	22.726006	-1.07%	10,787
2017	16.166132	22.971767	42.10%	14,781
2016	14.480865	16.166132	11.64%	12,501
2015	14.113205	14.480865	2.61%	12,754
2014	13.163399	14.113205	7.22%	7,274
2013	9.915766	13.163399	32.75%	4,348
2012*	10.000000	9.915766	-0.84%	378

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.299767	24.376995	-16.80%	2,880
2017	22.843636	29.299767	28.26%	3,818
2016	24.971763	22.843636	-8.52%	3,958
2015	27.927566	24.971763	-10.58%	6,054
2014	32.404704	27.927566	-13.82%	5,207
2013	28.918947	32.404704	12.05%	3,833
2012	26.060546	28.918947	10.97%	1,534
2011	39.281295	26.060546	-33.66%	0
2010	32.044817	39.281295	22.58%	0
2009	18.250720	32.044817	75.58%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.661459	8.512669	-20.15%	1,721
2017	8.505889	10.661459	25.34%	827
2016	7.182082	8.505889	18.43%	597
2015	9.162735	7.182082	-21.62%	536
2014	9.799432	9.162735	-6.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.113958	9.813871	-2.97%	9,585
2017	9.930835	10.113958	1.84%	11,104
2016*	10.000000	9.930835	-0.69%	4,950
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.216059	15.625004	-3.64%	9,247
2017	13.090537	16.216059	23.88%	13,827
2016	12.270492	13.090537	6.68%	14,220
2015	12.788982	12.270492	-4.05%	16,024
2014	14.100140	12.788982	-9.30%	19,907
2013	10.183068	14.100140	38.47%	19,552
2012*	10.000000	10.183068	1.83%	1,035
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	32.815061	28.839504	-12.12%	8,357
2017	28.518202	32.815061	15.07%	11,898
2016	25.562297	28.518202	11.56%	9,648
2015	26.316484	25.562297	-2.87%	9,678
2014	24.355034	26.316484	8.05%	10,231
2013	18.318495	24.355034	32.95%	10,663
2012	16.122926	18.318495	13.62%	4,944
2011	16.519974	16.122926	-2.40%	3,313
2010	15.149121	16.519974	9.05%	2,902
2009	12.617582	15.149121	20.06%	4,880

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.192306	16.986135	-11.50%	23,335
2017	15.433584	19.192306	24.35%	16,952
2016	15.157397	15.433584	1.82%	14,878
2015	14.539877	15.157397	4.25%	15,230
2014	14.662964	14.539877	-0.84%	10,948
2013	11.716593	14.662964	25.15%	12,118
2012	10.307925	11.716593	13.67%	1,008
2011	10.702750	10.307925	-3.69%	0
2010*	10.000000	10.702750	7.03%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.632368	12.455953	-1.40%	0
2017	10.056733	12.632368	25.61%	0
2016	9.690096	10.056733	3.78%	0
2015*	10.000000	9.690096	-3.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.918941	12.550316	-2.85%	0
2017	12.441749	12.918941	3.84%	0
2016	11.986098	12.441749	3.80%	0
2015	12.327078	11.986098	-2.77%	0
2014	11.687977	12.327078	5.47%	0
2013	11.990000	11.687977	-2.52%	0
2012	11.199459	11.990000	7.06%	0
2011	10.836056	11.199459	3.35%	0
2010	10.342210	10.836056	4.78%	0
2009	9.643273	10.342210	7.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	23.797281	21.687075	-8.87%	0
2017	22.146379	23.797281	7.45%	0
2016	20.424505	22.146379	8.43%	0
2015	21.078495	20.424505	-3.10%	0
2014	20.893804	21.078495	0.88%	0
2013	23.354443	20.893804	-10.54%	0
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
2010	17.918838	19.281092	7.60%	0
2009	14.045524	17.918838	27.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.188317	9.200502	-9.70%	5,314
2017	9.232228	10.188317	10.36%	7,604
2016	8.189545	9.232228	12.73%	2,674
2015*	10.000000	8.189545	-18.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.680041	16.998493	-9.00%	4,421
2017	16.210537	18.680041	15.23%	4,986
2016	14.893173	16.210537	8.85%	5,291
2015	16.362123	14.893173	-8.98%	4,961
2014	17.039279	16.362123	-3.97%	5,573
2013	13.173078	17.039279	29.35%	4,884
2012	10.956550	13.173078	20.23%	370
2011	11.276729	10.956550	-2.84%	370
2010*	10.000000	11.276729	12.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.513247	22.644063	-11.25%	9,661
2017	23.994518	25.513247	6.33%	7,358
2016	20.355923	23.994518	17.87%	8,667
2015	21.725846	20.355923	-6.31%	9,480
2014	19.617821	21.725846	10.75%	9,763
2013	15.195144	19.617821	29.11%	9,763
2012	13.541825	15.195144	12.21%	3,572
2011	13.743741	13.541825	-1.47%	5,484
2010	12.387724	13.743741	10.95%	5,609
2009*	10.000000	12.387724	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.659012	15.519128	-6.84%	131,922
2017	14.672143	16.659012	13.54%	135,201
2016	13.727661	14.672143	6.88%	123,920
2015	13.864243	13.727661	-0.99%	125,434
2014	13.467867	13.864243	2.94%	103,080
2013	11.141370	13.467867	20.88%	90,777
2012	9.820076	11.141370	13.46%	23,605
2011	9.922759	9.820076	-1.03%	29,751
2010	9.034298	9.922759	9.83%	29,046
2009	7.465869	9.034298	21.01%	9,564
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.087281	10.753223	-3.01%	38,764
2017	10.955312	11.087281	1.20%	24,097
2016	10.884112	10.955312	0.65%	20,318
2015	11.126283	10.884112	-2.18%	20,517
2014	10.809399	11.126283	2.93%	17,935
2013	11.315634	10.809399	-4.47%	17,760
2012	10.995134	11.315634	2.91%	13,472
2011	10.606108	10.995134	3.67%	6,974
2010	10.205658	10.606108	3.92%	4,344
2009	9.280979	10.205658	9.96%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.326108	17.161755	-11.20%	21,419
2017	15.048988	19.326108	28.42%	18,772
2016	15.318758	15.048988	-1.76%	16,380
2015	14.663961	15.318758	4.47%	15,676
2014	14.686033	14.663961	-0.15%	15,996
2013	11.643199	14.686033	26.13%	8,549
2012	9.726901	11.643199	19.70%	936
2011	10.938302	9.726901	-11.07%	586
2010	10.023020	10.938302	9.13%	0
2009	7.218983	10.023020	38.84%	873
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.610087	19.099330	-2.60%	48,674
2017	15.648893	19.610087	25.31%	64,475
2016	14.632935	15.648893	6.94%	65,665
2015	14.022697	14.632935	4.35%	75,126
2014	13.234019	14.022697	5.96%	73,153
2013	10.413584	13.234019	27.08%	51,230
2012	9.046835	10.413584	15.11%	9,796
2011	9.680230	9.046835	-6.54%	7,283
2010	8.352911	9.680230	15.89%	7,239
2009	6.138425	8.352911	36.08%	13,155
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.542715	15.863919	-4.10%	50,028
2017	13.836706	16.542715	19.56%	58,040
2016	12.702711	13.836706	8.93%	57,155
2015	12.816088	12.702711	-0.88%	56,416
2014	11.858170	12.816088	8.08%	62,660
2013	9.095307	11.858170	30.38%	63,835
2012	7.924459	9.095307	14.78%	29,306
2011	8.266547	7.924459	-4.14%	15,180
2010	7.597040	8.266547	8.81%	10,657
2009	5.928601	7.597040	28.14%	8,811
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.315903	14.663487	-4.26%	1,962
2017	14.689575	15.315903	4.26%	2,710
2016	13.788618	14.689575	6.53%	2,579
2015	14.481429	13.788618	-4.78%	4,009
2014	14.217275	14.481429	1.86%	3,448
2013	14.664939	14.217275	-3.05%	3,276
2012	13.325004	14.664939	10.06%	482
2011	12.875031	13.325004	3.49%	0
2010	11.873865	12.875031	8.43%	1,077
2009	9.736227	11.873865	21.96%	1,030

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	28.814927	26.142370	-9.27%	7,762
2017	24.969561	28.814927	15.40%	7,992
2016	21.658570	24.969561	15.29%	8,263
2015	23.628957	21.658570	-8.34%	9,294
2014	22.124037	23.628957	6.80%	8,727
2013	16.676857	22.124037	32.66%	7,159
2012	14.393787	16.676857	15.86%	973
2011	15.063527	14.393787	-4.45%	0
2010	13.307463	15.063527	13.20%	0
2009	10.581010	13.307463	25.77%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.846777	9.733250	-10.27%	332
2017	9.340096	10.846777	16.13%	332
2016	9.250168	9.340096	0.97%	332
2015*	10.000000	9.250168	-7.50%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.050215	0.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.388079	20.339865	-4.90%	9,333
2017	20.431656	21.388079	4.68%	14,223
2016	18.252878	20.431656	11.94%	14,439
2015	19.114320	18.252878	-4.51%	15,774
2014	19.009644	19.114320	0.55%	13,085
2013	18.107101	19.009644	4.98%	0
2012	16.121321	18.107101	12.32%	0
2011	15.836568	16.121321	1.80%	0
2010	14.273771	15.836568	10.95%	0
2009	9.970928	14.273771	43.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.618259	15.476505	-6.87%	10,327
2017	13.584255	16.618259	22.33%	10,665
2016	12.201172	13.584255	11.34%	8,322
2015	12.594061	12.201172	-3.12%	8,647
2014	12.053878	12.594061	4.48%	8,984
2013	8.564913	12.053878	40.74%	9,243
2012	7.476887	8.564913	14.55%	4,454
2011	8.631396	7.476887	-13.38%	5,446
2010	7.629139	8.631396	13.14%	3,606
2009	5.086752	7.629139	49.98%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.733263	16.364088	-7.72%	1,224
2017	15.279085	17.733263	16.06%	1,224
2016	14.151526	15.279085	7.97%	1,289
2015	14.493622	14.151526	-2.36%	1,291
2014	13.376068	14.493622	8.35%	1,224
2013	9.846058	13.376068	35.85%	1,224
2012	9.016009	9.846058	9.21%	0
2011	9.505383	9.016009	-5.15%	6,727
2010	7.845689	9.505383	21.15%	6,961
2009	6.095623	7.845689	28.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.775950	12.929530	-12.50%	259
2017	12.578517	14.775950	17.47%	259
2016	11.837882	12.578517	6.26%	259
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	1,314
2010	8.017520	9.037008	12.72%	590
2009	6.329119	8.017520	26.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.467439	12.380298	-8.07%	43,199
2017	12.257304	13.467439	9.87%	43,353
2016	11.780796	12.257304	4.04%	45,882
2015	12.143745	11.780796	-2.99%	54,479
2014	11.874946	12.143745	2.26%	42,349
2013	10.562844	11.874946	12.42%	44,145
2012	9.700454	10.562844	8.89%	37,343
2011	10.027838	9.700454	-3.26%	43,164
2010	9.263244	10.027838	8.25%	42,376
2009	7.884632	9.263244	17.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.307720	12.882537	-9.96%	141,416
2017	12.599919	14.307720	13.55%	166,220
2016	11.973166	12.599919	5.23%	180,842
2015	12.375742	11.973166	-3.25%	180,788
2014	12.055552	12.375742	2.66%	219,375
2013	10.140761	12.055552	18.88%	223,857
2012	9.101244	10.140761	11.42%	164,105
2011	9.613325	9.101244	-5.33%	4,526
2010	8.723627	9.613325	10.20%	4,526
2009	7.165610	8.723627	21.74%	4,526

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.920765	11.382568	-4.51%	53,596
2017	11.430372	11.920765	4.29%	53,596
2016	11.143052	11.430372	2.58%	54,057
2015	11.448690	11.143052	-2.67%	54,739
2014	11.299369	11.448690	1.32%	65,587
2013	10.982338	11.299369	2.89%	62,137
2012	10.419919	10.982338	5.40%	15,709
2011	10.478811	10.419919	-0.56%	604
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	617
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.812087	10.768381	-8.84%	6,320
2017	10.496412	11.812087	12.53%	6,320
2016	10.141082	10.496412	3.50%	6,320
2015	10.806831	10.141082	-6.16%	6,320
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.129939	11.050914	-8.90%	6,497
2017	10.502021	12.129939	15.50%	6,343
2016	10.083850	10.502021	4.15%	6,378
2015	10.811680	10.083850	-6.73%	6,186
2014	10.916085	10.811680	-0.96%	6,092
2013*	10.000000	10.916085	9.16%	5,995
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.924425	12.683946	-8.91%	40,457
2017	12.459980	13.924425	11.75%	40,635
2016	11.904805	12.459980	4.66%	40,902
2015	12.272399	11.904805	-3.00%	16,883
2014	11.969453	12.272399	2.53%	12,710
2013	10.362445	11.969453	15.51%	22,030
2012	9.405547	10.362445	10.17%	6,486
2011	9.821305	9.405547	-4.23%	12,044
2010	8.993867	9.821305	9.20%	11,825
2009	7.521865	8.993867	19.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.518437	12.881014	-11.28%	17,632
2017	12.540346	14.518437	15.77%	62,179
2016	11.886699	12.540346	5.50%	64,944
2015	12.308708	11.886699	-3.43%	65,753
2014	12.005828	12.308708	2.52%	23,626
2013	9.852628	12.005828	21.85%	52,414
2012	8.769858	9.852628	12.35%	2,331
2011	9.382225	8.769858	-6.53%	4,183
2010	8.444619	9.382225	11.10%	838
2009	6.804125	8.444619	24.11%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.004341	12.142053	-6.63%	126
2017	12.069112	13.004341	7.75%	123
2016	11.612009	12.069112	3.94%	121
2015	11.970472	11.612009	-2.99%	26,779
2014	11.729710	11.970472	2.05%	34,722
2013	10.754332	11.729710	9.07%	36,198
2012	9.967594	10.754332	7.89%	26,773
2011	10.192952	9.967594	-2.21%	24,351
2010	9.534297	10.192952	6.91%	24,240
2009	8.262967	9.534297	15.39%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.066844	11.748880	-2.64%	19,480
2017	11.812447	12.066844	2.15%	7,268
2016	11.472487	11.812447	2.96%	5,019
2015	11.804603	11.472487	-2.81%	3,179
2014	11.501237	11.804603	2.64%	2,595
2013	11.985097	11.501237	-4.04%	24,460
2012	11.373008	11.985097	5.38%	2,425
2011	10.917498	11.373008	4.17%	1,134
2010	10.427791	10.917498	4.70%	598
2009	9.793750	10.427791	6.47%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.864380	12.428841	-3.39%	4,276
2017	12.643252	12.864380	1.75%	4,273
2016	12.477752	12.643252	1.33%	115
2015	12.792070	12.477752	-2.46%	920
2014	12.439242	12.792070	2.84%	700
2013	12.952001	12.439242	-3.96%	1,691
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	0
2010	11.187800	11.859763	6.01%	0
2009	9.799538	11.187800	14.17%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.685744	12.050689	-11.95%	0
2017	11.839602	13.685744	15.59%	0
2016	10.840003	11.839602	9.22%	0
2015	11.416257	10.840003	-5.05%	0
2014	11.290081	11.416257	1.12%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.710506	11.486975	-9.63%	0
2017	11.387414	12.710506	11.62%	0
2016	10.676966	11.387414	6.65%	0
2015	11.084585	10.676966	-3.68%	0
2014	11.098730	11.084585	-0.13%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.049481	27.075736	-3.47%	6,411
2017	22.511913	28.049481	24.60%	8,091
2016	22.219702	22.511913	1.32%	8,919
2015	21.619027	22.219702	2.78%	5,268
2014	20.309979	21.619027	6.45%	4,878
2013	15.198751	20.309979	33.63%	8,392
2012	13.090219	15.198751	16.11%	4,231
2011	13.691636	13.090219	-4.39%	2,016
2010	12.867835	13.691636	6.40%	2,900
2009*	10.000000	12.867835	28.68%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	34.518414	27.866488	-19.27%	6,867
2017	24.927100	34.518414	38.48%	5,054
2016	23.652550	24.927100	5.39%	6,045
2015	28.798079	23.652550	-17.87%	7,115
2014	31.156320	28.798079	-7.57%	7,414
2013	31.640286	31.156320	-1.53%	0
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
2010	31.978626	36.345122	13.65%	0
2009	19.997995	31.978626	59.91%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.866668	11.628436	-2.01%	13,624
2017	11.854920	11.866668	0.10%	5,394
2016	12.001029	11.854920	-1.22%	5,303
2015	12.253042	12.001029	-2.06%	8,361
2014	11.950681	12.253042	2.53%	11,035
2013	12.703573	11.950681	-5.93%	13,535
2012	12.572529	12.703573	1.04%	9,371
2011	11.954538	12.572529	5.17%	7,511
2010	11.635860	11.954538	2.74%	10,717
2009	11.556553	11.635860	0.69%	3,655
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.714877	8.662835	-0.60%	26,490
2017	8.850415	8.714877	-1.53%	25,403
2016	9.025259	8.850415	-1.94%	24,211
2015	9.204747	9.025259	-1.95%	25,849
2014	9.387808	9.204747	-1.95%	40,508
2013	9.574509	9.387808	-1.95%	20,245
2012	9.765449	9.574509	-1.96%	42,907
2011	9.959114	9.765449	-1.94%	22,395
2010	10.157162	9.959114	-1.95%	15,634
2009	10.354819	10.157162	-1.91%	55,577

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.978335	8.334556	-16.47%	8,597
2017	8.008003	9.978335	24.60%	9,540
2016	8.115402	8.008003	-1.32%	6,928
2015	8.552281	8.115402	-5.11%	6,961
2014	8.785622	8.552281	-2.66%	5,177
2013	7.621717	8.785622	15.27%	5,177
2012	6.746396	7.621717	12.97%	2,238
2011	7.644830	6.746396	-11.75%	2,238
2010	6.899575	7.644830	10.80%	2,238
2009	5.435866	6.899575	26.93%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.809728	9.100608	-15.81%	1,360
2017	8.857738	10.809728	22.04%	9,924
2016	8.986409	8.857738	-1.43%	9,996
2015	9.294249	8.986409	-3.31%	9,956
2014	10.104360	9.294249	-8.02%	9,878
2013	8.515928	10.104360	18.65%	9,838
2012	7.347534	8.515928	15.90%	350
2011	8.598280	7.347534	-14.55%	1,277
2010	8.165074	8.598280	5.31%	458
2009	6.475014	8.165074	26.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	27.832483	24.870450	-10.64%	7,871
2017	23.967273	27.832483	16.13%	7,841
2016	22.328548	23.967273	7.34%	7,854
2015	23.002243	22.328548	-2.93%	10,178
2014	22.345704	23.002243	2.94%	8,485
2013	17.909927	22.345704	24.77%	3,187
2012	15.760488	17.909927	13.64%	0
2011	16.731092	15.760488	-5.80%	0
2010	14.885937	16.731092	12.40%	0
2009	11.935003	14.885937	24.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.639227	15.521865	-6.72%	7,470
2017	15.269557	16.639227	8.97%	13,819
2016	14.649101	15.269557	4.24%	14,318
2015	14.966448	14.649101	-2.12%	15,027
2014	14.594888	14.966448	2.55%	16,442
2013	13.123412	14.594888	11.21%	16,837
2012	12.236480	13.123412	7.25%	76,580
2011	12.369869	12.236480	-1.08%	7,662
2010	11.488255	12.369869	7.67%	3,507
2009*	10.000000	11.488255	14.88%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.830499	18.183629	-8.30%	4,868
2017	17.615153	19.830499	12.58%	6,398
2016	16.674050	17.615153	5.64%	6,398
2015	17.096610	16.674050	-2.47%	5,013
2014	16.572851	17.096610	3.16%	1,536
2013	14.144874	16.572851	17.17%	1,590
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.897812	13.379613	-3.73%	18,438
2017	13.411307	13.897812	3.63%	21,192
2016	13.117976	13.411307	2.24%	23,608
2015	13.343536	13.117976	-1.69%	22,192
2014	13.099296	13.343536	1.86%	18,840
2013	12.744055	13.099296	2.79%	35,028
2012	12.358508	12.744055	3.12%	3,360
2011	12.244822	12.358508	0.93%	3,360
2010	11.793354	12.244822	3.83%	3,360
2009	11.026204	11.793354	6.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.723551	10.847076	-7.48%	2,343
2017	10.484880	11.723551	11.81%	2,334
2016	10.115449	10.484880	3.65%	2,341
2015	10.662226	10.115449	-5.13%	2,309
2014	10.613630	10.662226	0.46%	2,253
2013*	10.000000	10.613630	6.14%	6,425
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.091059	11.136286	-7.90%	49,989
2017	10.542483	12.091059	14.69%	49,993
2016	10.052806	10.542483	4.87%	50,272
2015	10.674947	10.052806	-5.83%	50,279
2014	10.701720	10.674947	-0.25%	10,209
2013*	10.000000	10.701720	7.02%	933
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.876366	19.304470	-7.53%	65,363
2017	18.853199	20.876366	10.73%	69,329
2016	17.945268	18.853199	5.06%	72,483
2015	18.363639	17.945268	-2.28%	74,974
2014	17.806277	18.363639	3.13%	83,060
2013	15.571226	17.806277	14.35%	90,452
2012	14.332048	15.571226	8.65%	43,472
2011	14.622383	14.332048	-1.99%	37,541
2010	13.445621	14.622383	8.75%	31,597
2009	11.510438	13.445621	16.81%	42,714

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.948616	22.569455	-9.54%	30,859
2017	21.806289	24.948616	14.41%	31,844
2016	20.500037	21.806289	6.37%	50,218
2015	21.061472	20.500037	-2.67%	52,681
2014	20.465842	21.061472	2.91%	54,482
2013	17.056007	20.465842	19.99%	41,269
2012	15.291798	17.056007	11.54%	31,041
2011	15.934161	15.291798	-4.03%	36,109
2010	14.402396	15.934161	10.64%	33,561
2009	11.808455	14.402396	21.97%	27,856
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.325210	16.351622	-5.62%	2,585
2017	16.178521	17.325210	7.09%	9,693
2016	15.609193	16.178521	3.65%	9,736
2015	15.924497	15.609193	-1.98%	9,782
2014	15.506288	15.924497	2.70%	11,341
2013	14.312546	15.506288	8.34%	10,272
2012	13.511552	14.312546	5.93%	10,592
2011	13.501187	13.511552	0.08%	4,821
2010	12.688935	13.501187	6.40%	4,876
2009	11.296366	12.688935	12.33%	6,889
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.658249	10.878676	-6.69%	0
2017	10.114077	11.658249	15.27%	0
2016	9.502433	10.114077	6.44%	0
2015	9.914214	9.502433	-4.15%	0
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.782034	12.208720	-4.49%	0
2017	10.711433	12.782034	19.33%	0
2016	9.926706	10.711433	7.91%	0
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	25,636
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	41.212182	35.804190	-13.12%	7,579
2017	36.301282	41.212182	13.53%	5,171
2016	30.776705	36.301282	17.95%	5,256
2015	32.204971	30.776705	-4.43%	6,108
2014	30.017686	32.204971	7.29%	1,059
2013	23.010003	30.017686	30.45%	579
2012	19.977903	23.010003	15.18%	286
2011	20.906373	19.977903	-4.44%	899
2010	16.894982	20.906373	23.74%	1,699
2009	12.599854	16.894982	34.09%	1,781

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.895432	9.718020	-18.30%	8,165
2017	9.663559	11.895432	23.10%	7,727
2016	10.104996	9.663559	-4.37%	8,990
2015	10.373896	10.104996	-2.59%	10,422
2014	10.725252	10.373896	-3.28%	10,865
2013	9.034304	10.725252	18.72%	6,585
2012	7.976413	9.034304	13.26%	702
2011	9.000995	7.976413	-11.38%	304
2010	8.066282	9.000995	11.59%	155
2009	6.044248	8.066282	33.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.790907	13.607837	-18.96%	7,805
2017	13.974626	16.790907	20.15%	8,572
2016	13.575542	13.974626	2.94%	9,232
2015	14.627548	13.575542	-7.19%	9,231
2014	16.516926	14.627548	-11.44%	5,276
2013	13.916018	16.516926	18.69%	0
2012	12.126122	13.916018	14.76%	0
2011	14.795477	12.126122	-18.04%	0
2010	14.249548	14.795477	3.83%	0
2009	11.221641	14.249548	26.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.836292	16.900612	-5.25%	620
2017	14.005235	17.836292	27.35%	1,376
2016	14.004290	14.005235	0.01%	1,376
2015	13.849379	14.004290	1.12%	1,684
2014	12.823434	13.849379	8.00%	1,002
2013	9.729903	12.823434	31.79%	1,490
2012	8.544698	9.729903	13.87%	351
2011	9.005380	8.544698	-5.12%	309
2010	7.961577	9.005380	13.11%	2,318
2009	6.277357	7.961577	26.83%	2,935
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.882643	13.734741	-13.52%	2,227
2017	14.163439	15.882643	12.14%	1,934
2016	12.447110	14.163439	13.79%	2,032
2015	13.146474	12.447110	-5.32%	2,144
2014	12.162131	13.146474	8.09%	2,769
2013	9.186203	12.162131	32.40%	3,044
2012	7.967675	9.186203	15.29%	2,485
2011	8.653032	7.967675	-7.92%	2,206
2010	7.827338	8.653032	10.55%	0
2009	6.265525	7.827338	24.93%	2,990

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.630562	16.066510	-8.87%	2,037
2017	14.099530	17.630562	25.04%	3,173
2016	13.558135	14.099530	3.99%	2,270
2015	13.875771	13.558135	-2.29%	4,499
2014	13.644232	13.875771	1.70%	3,440
2013	10.039569	13.644232	35.90%	3,440
2012	8.931698	10.039569	12.40%	538
2011	9.533309	8.931698	-6.31%	394
2010	7.687878	9.533309	24.00%	0
2009	6.188086	7.687878	24.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.455517	17.416072	-14.86%	2,287
2017	18.325112	20.455517	11.63%	2,276
2016	15.892422	18.325112	15.31%	2,333
2015	16.690140	15.892422	-4.78%	2,683
2014	14.546263	16.690140	14.74%	2,742
2013	10.934308	14.546263	33.03%	2,914
2012	9.585454	10.934308	14.07%	1,665
2011	10.008039	9.585454	-4.22%	1,558
2010	8.531911	10.008039	17.30%	0
2009	6.669444	8.531911	27.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.264414	24.533416	-10.02%	4,265
2017	22.307047	27.264414	22.22%	4,678
2016	21.052971	22.307047	5.96%	4,793
2015	21.358593	21.052971	-1.43%	5,787
2014	21.244174	21.358593	0.54%	6,002
2013	15.051287	21.244174	41.15%	4,038
2012	13.574086	15.051287	10.88%	0
2011	13.963762	13.574086	-2.79%	856
2010	11.383451	13.963762	22.67%	856
2009	9.128209	11.383451	24.71%	856
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	38.770960	31.501744	-18.75%	540
2017	36.357369	38.770960	6.64%	520
2016	29.517622	36.357369	23.17%	895
2015	32.125237	29.517622	-8.12%	1,879
2014	30.688022	32.125237	4.68%	1,976
2013	22.351848	30.688022	37.30%	2,239
2012	18.949634	22.351848	17.95%	434
2011	20.440477	18.949634	-7.29%	298
2010	16.482865	20.440477	24.01%	0
2009	13.356635	16.482865	23.41%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	36.326525	31.043344	-14.54%	1,634
2017	32.727135	36.326525	11.00%	1,909
2016	27.236083	32.727135	20.16%	2,233
2015	28.314416	27.236083	-3.81%	3,421
2014	28.717928	28.314416	-1.41%	3,754
2013	20.838481	28.717928	37.81%	3,015
2012	18.445249	20.838481	12.97%	1,789
2011	19.970280	18.445249	-7.64%	845
2010	16.296331	19.970280	22.54%	845
2009	12.363666	16.296331	31.81%	973
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.600949	26.006962	-2.23%	710
2017	22.560885	26.600949	17.91%	423
2016	20.698736	22.560885	9.00%	423
2015	20.971602	20.698736	-1.30%	0
2014	19.128379	20.971602	9.64%	0
2013	14.915989	19.128379	28.24%	0
2012	13.362918	14.915989	11.62%	0
2011	13.576782	13.362918	-1.58%	0
2010	12.229463	13.576782	11.02%	0
2009	9.933923	12.229463	23.11%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.721699	12.906811	-5.94%	27,083
2017	13.183858	13.721699	4.08%	28,845
2016	12.544898	13.183858	5.09%	30,707
2015	13.562081	12.544898	-7.50%	30,290
2014	10.755035	13.562081	26.10%	25,618
2013	10.680542	10.755035	0.70%	26,598
2012	9.424859	10.680542	13.32%	8,848
2011	9.055986	9.424859	4.07%	1,433
2010	7.114320	9.055986	27.29%	1,398
2009	5.559464	7.114320	27.97%	880
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.595079	15.476759	-6.74%	63,356
2017	13.960961	16.595079	18.87%	75,535
2016	12.781249	13.960961	9.23%	86,677
2015	12.913677	12.781249	-1.03%	87,543
2014	11.647335	12.913677	10.87%	48,063
2013*	10.000000	11.647335	16.47%	27,965

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.871129	9.756995	-1.16%	22,890
2017	9.910394	9.871129	-0.40%	14,236
2016	9.861228	9.910394	0.50%	10,939
2015	10.091776	9.861228	-2.28%	8,687
2014	10.241887	10.091776	-1.47%	8,120
2013	10.434583	10.241887	-1.85%	3,838
2012	10.280398	10.434583	1.50%	12,989
2011	10.349954	10.280398	-0.67%	624
2010	10.306389	10.349954	0.42%	0
2009	9.813634	10.306389	5.02%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.876540	13.799493	-13.08%	12,600
2017	14.180420	15.876540	11.96%	12,484
2016	11.964520	14.180420	18.52%	11,871
2015	12.828800	11.964520	-6.74%	11,538
2014	12.514368	12.828800	2.51%	0
2013*	10.000000	12.514368	25.14%	104
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.097531	13.305697	-17.34%	4,717
2017	13.377552	16.097531	20.33%	4,717
2016	13.492419	13.377552	-0.85%	5,204
2015	14.319716	13.492419	-5.78%	5,204
2014	15.899946	14.319716	-9.94%	4,717
2013	13.502774	15.899946	17.75%	3,123
2012	11.518399	13.502774	17.23%	1,201
2011	13.414082	11.518399	-14.13%	1,201
2010	12.864296	13.414082	4.27%	1,201
2009*	10.000000	12.864296	28.64%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	34.933127	32.001880	-8.39%	0
2017	28.600591	34.933127	22.14%	0
2016	28.002457	28.600591	2.14%	0
2015	28.278097	28.002457	-0.97%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.530418	9.438966	-0.96%	28,077
2017	9.633568	9.530418	-1.07%	29,019
2016	9.706292	9.633568	-0.75%	29,816
2015	9.881184	9.706292	-1.77%	30,748
2014	10.016598	9.881184	-1.35%	35,351
2013	10.153185	10.016598	-1.35%	36,094
2012	9.899724	10.153185	2.56%	32,913
2011	10.066997	9.899724	-1.66%	24,125
2010	9.751814	10.066997	3.23%	24,163
2009	8.776128	9.751814	11.12%	12,380

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	28.408292	26.256417	-7.57%	0
2017	24.463118	28.408292	16.13%	0
2016	22.708715	24.463118	7.73%	0
2015	23.268227	22.708715	-2.40%	0
2014	21.498966	23.268227	8.23%	0
2013	15.934428	21.498966	34.92%	0
2012	14.644211	15.934428	8.81%	0
2011	15.409556	14.644211	-4.97%	0
2010	12.792100	15.409556	20.46%	0
2009	9.926852	12.792100	28.86%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.265541	10.336930	-8.24%	11,153
2017	10.421677	11.265541	8.10%	11,515
2016	10.044254	10.421677	3.76%	11,024
2015	10.757094	10.044254	-6.63%	10,813
2014	10.683618	10.757094	0.69%	11,082
2013	10.139064	10.683618	5.37%	5,209
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.126518	10.808384	-10.87%	6,738
2017	10.539853	12.126518	15.05%	6,941
2016	10.222271	10.539853	3.11%	7,010
2015	11.504611	10.222271	-11.15%	6,870
2014	11.630621	11.504611	-1.08%	7,291
2013	10.257731	11.630621	13.38%	2,984
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.995253	10.864496	-9.43%	7,657
2017	10.767043	11.995253	11.41%	7,471
2016	10.374210	10.767043	3.79%	7,341
2015	11.337017	10.374210	-8.49%	7,227
2014	11.280647	11.337017	0.50%	7,194
2013	10.275369	11.280647	9.78%	7,073
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	37.612542	31.935913	-15.09%	13,229
2017	28.138290	37.612542	33.67%	9,307
2016	28.741527	28.138290	-2.10%	10,369
2015	28.274821	28.741527	1.65%	10,432
2014	28.256219	28.274821	0.07%	9,150
2013	22.692867	28.256219	24.52%	0
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
2010	18.806055	21.335250	13.45%	0
2009	13.763518	18.806055	36.64%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.310651	9.649632	-6.41%	1,087
2017	9.916521	10.310651	3.97%	2,515
2016	9.516953	9.916521	4.20%	2,502
2015	9.954297	9.516953	-4.39%	2,603
2014	9.905471	9.954297	0.49%	2,552
2013	10.139690	9.905471	-2.31%	2,502
2012*	10.000000	10.139690	1.40%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.754339	8.481938	-21.13%	5,012
2017	8.673756	10.754339	23.99%	7,802
2016	9.092687	8.673756	-4.61%	9,180
2015	8.994189	9.092687	1.10%	8,608
2014*	10.000000	8.994189	-10.06%	6,825
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.095282	25.313892	-9.90%	9,471
2017	24.565657	28.095282	14.37%	7,447
2016	22.509595	24.565657	9.13%	6,779
2015	22.265508	22.509595	1.10%	5,457
2014	20.569009	22.265508	8.25%	5,236
2013	15.960199	20.569009	28.88%	9,217
2012	13.959700	15.960199	14.33%	3,306
2011	14.281674	13.959700	-2.25%	3,308
2010	12.575351	14.281674	13.57%	3,190
2009	10.020365	12.575351	25.50%	1,237
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	40.048651	35.125271	-12.29%	1,516
2017	35.855165	40.048651	11.70%	1,712
2016	31.074615	35.855165	15.38%	1,840
2015	33.749328	31.074615	-7.93%	3,048
2014	30.827666	33.749328	9.48%	4,228
2013	22.357865	30.827666	37.88%	3,393
2012	19.379189	22.357865	15.37%	420
2011	20.246317	19.379189	-4.28%	213
2010	16.779833	20.246317	20.66%	0
2009	12.502392	16.779833	34.21%	126
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.207615	10.389346	-7.30%	30,373
2017	10.081144	11.207615	11.17%	29,606
2016	9.105932	10.081144	10.71%	29,436
2015	10.226711	9.105932	-10.96%	31,538
2014	10.382876	10.226711	-1.50%	34,722
2013	10.577812	10.382876	-1.84%	30,207
2012*	10.000000	10.577812	5.78%	1,536

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.367293	9.673586	-6.69%	3,414
2017	9.630977	10.367293	7.65%	3,414
2016	8.675662	9.630977	11.01%	0
2015	9.062546	8.675662	-4.27%	0
2014	9.114752	9.062546	-0.57%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.436860	10.755888	-5.95%	7,371
2017	10.532998	11.436860	8.58%	8,379
2016	10.438810	10.532998	0.90%	8,298
2015	11.469395	10.438810	-8.99%	8,398
2014	11.662394	11.469395	-1.65%	8,252
2013	12.730338	11.662394	-8.39%	8,232
2012	12.338602	12.730338	3.17%	7,059
2011	11.606488	12.338602	6.31%	6,111
2010	10.822960	11.606488	7.24%	5,520
2009*	10.000000	10.822960	8.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.811841	10.624998	-1.73%	35,011
2017	10.889914	10.811841	-0.72%	60,307
2016	10.962826	10.889914	-0.67%	59,581
2015	11.157555	10.962826	-1.75%	64,861
2014	11.294935	11.157555	-1.22%	81,668
2013	11.546390	11.294935	-2.18%	123,163
2012	11.136275	11.546390	3.68%	68,422
2011	11.243820	11.136275	-0.96%	40,424
2010	10.902078	11.243820	3.13%	21,168
2009*	10.000000	10.902078	9.02%	4,381
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.101951	10.045222	-0.56%	0
2017	10.070171	10.101951	0.32%	0
2016*	10.000000	10.070171	0.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.668095	10.392520	-2.58%	48,874
2017	10.379677	10.668095	2.78%	59,994
2016	10.318944	10.379677	0.59%	53,951
2015	10.488961	10.318944	-1.62%	58,176
2014	10.269571	10.488961	2.14%	59,943
2013	10.693354	10.269571	-3.96%	63,034
2012	9.960299	10.693354	7.36%	67,984
2011*	10.000000	9.960299	-0.40%	2,142
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.215011	10.061721	-10.28%	977
2017*	10.000000	11.215011	12.15%	774

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.234126	13.283391	0.37%	3,482
2017	10.310233	13.234126	28.36%	3,482
2016*	10.000000	10.310233	3.10%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.880416	15.765047	-20.70%	610
2017	16.017126	19.880416	24.12%	554
2016	16.745650	16.017126	-4.35%	0
2015	17.054831	16.745650	-1.81%	0
2014	18.658719	17.054831	-8.60%	0
2013	14.858667	18.658719	25.57%	0
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.400505	33.026162	-1.12%	13,589
2017	26.756409	33.400505	24.83%	16,777
2016	30.562098	26.756409	-12.45%	16,865
2015	27.713887	30.562098	10.28%	18,740
2014	21.539315	27.713887	28.67%	19,721
2013	14.595017	21.539315	47.58%	14,265
2012	11.363302	14.595017	28.44%	1,531
2011	10.498469	11.363302	8.24%	321
2010*	10.000000	10.498469	4.98%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.219996	5.066467	-29.83%	18,937
2017	7.511242	7.219996	-3.88%	14,699
2016	5.341347	7.511242	40.62%	21,269
2015	8.207733	5.341347	-34.92%	18,035
2014	10.379231	8.207733	-20.92%	16,434
2013	9.597551	10.379231	8.14%	21,778
2012*	10.000000	9.597551	-4.02%	7,721
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.385177	5.192885	-29.69%	0
2017	7.661741	7.385177	-3.61%	0
2016	5.437103	7.661741	40.92%	0
2015	8.332372	5.437103	-34.75%	0
2014	10.505179	8.332372	-20.68%	0
2013	9.693042	10.505179	8.38%	174
2012*	10.000000	9.693042	-3.07%	203

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	27.726058	27.538097	-0.68%	7,319
2017	22.466353	27.726058	23.41%	5,726
2016	21.264601	22.466353	5.65%	5,195
2015	22.331284	21.264601	-4.78%	6,235
2014	23.211348	22.331284	-3.79%	5,748
2013	15.757536	23.211348	47.30%	3,967
2012	14.898983	15.757536	5.76%	3,722
2011	15.926844	14.898983	-6.45%	815
2010	12.812951	15.926844	24.30%	558
2009	8.560950	12.812951	49.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.429435	11.284571	-9.21%	0
2017	11.093419	12.429435	12.04%	531
2016	10.950581	11.093419	1.30%	1,374
2015	11.321262	10.950581	-3.27%	1,343
2014	11.085940	11.321262	2.12%	1,338
2013	10.106163	11.085940	9.69%	412
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	28.813859	26.584051	-7.74%	0
2017	24.789826	28.813859	16.23%	0
2016	22.773229	24.789826	8.86%	0
2015	22.911130	22.773229	-0.60%	0
2014	21.391357	22.911130	7.10%	0
2013	16.217588	21.391357	31.90%	0
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
2010	12.283222	13.578408	10.54%	0
2009	10.414647	12.283222	17.94%	2,672
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.622428	-23.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	40.842478	33.899403	-17.00%	1,783
2017	36.928221	40.842478	10.60%	2,349
2016	30.193849	36.928221	22.30%	2,023
2015	32.670414	30.193849	-7.58%	2,509
2014	30.599720	32.670414	6.77%	2,199
2013	22.685955	30.599720	34.88%	3,125
2012	19.540947	22.685955	16.09%	0
2011	21.820428	19.540947	-10.45%	205
2010	17.588597	21.820428	24.06%	0
2009	12.580856	17.588597	39.80%	1,932
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.730673	12.123040	-4.77%	2,247
2017	12.529707	12.730673	1.60%	2,684
2016	12.247367	12.529707	2.31%	18,547
2015	12.813619	12.247367	-4.42%	4,802
2014	12.657454	12.813619	1.23%	5,065
2013	14.112464	12.657454	-10.31%	2,771
2012	13.410674	14.112464	5.23%	2,400
2011	12.245336	13.410674	9.52%	0
2010	11.886696	12.245336	3.02%	664
2009	11.005130	11.886696	8.01%	1,279

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	27.749451	25.235271	-9.06%	0
2017	23.536664	27.749451	17.90%	0
2016	21.215282	23.536664	10.94%	0
2015	23.017611	21.215282	-7.83%	0
2014	20.908928	23.017611	10.09%	0
2013	15.747635	20.908928	32.78%	0
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
2010	12.481902	13.927941	11.59%	0
2009	10.814518	12.481902	15.42%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.052720	23.925278	-14.71%	1,120
2017	25.678797	28.052720	9.24%	1,199
2016	21.350886	25.678797	20.27%	1,181
2015	22.136312	21.350886	-3.55%	1,766
2014	19.432451	22.136312	13.91%	6,618
2013	15.264684	19.432451	27.30%	581
2012	13.402114	15.264684	13.90%	373
2011	13.791333	13.402114	-2.82%	609
2010	11.828022	13.791333	16.60%	1,260
2009	9.298292	11.828022	27.21%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.815036	12.874475	-6.81%	0
2017	12.278375	13.815036	12.52%	477
2016	11.678719	12.278375	5.13%	462
2015	12.046145	11.678719	-3.05%	446
2014	11.944556	12.046145	0.85%	435
2013	10.108080	11.944556	18.17%	391
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.647888	10.132401	-4.84%	0
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.901784	9.632675	-2.72%	0
2017	9.789438	9.901784	1.15%	0
2016	9.748940	9.789438	0.42%	2,790
2015*	10.000000	9.748940	-2.51%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.623683	11.452398	-9.28%	4,277
2017	11.057149	12.623683	14.17%	4,840
2016	9.721023	11.057149	13.74%	563
2015*	10.000000	9.721023	-2.79%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.204024	14.674730	-9.44%	13,046
2017	14.540489	16.204024	11.44%	13,732
2016	14.292562	14.540489	1.73%	8,824
2015	14.731757	14.292562	-2.98%	17,764
2014	14.747464	14.731757	-0.11%	18,756
2013	13.152347	14.747464	12.13%	6,215
2012	12.204946	13.152347	7.76%	4,733
2011	12.923966	12.204946	-5.56%	1,888
2010	12.014804	12.923966	7.57%	1,238
2009*	10.000000	12.014804	20.15%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.159257	9.556868	-5.93%	0
2017*	10.000000	10.159257	1.59%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.256998	13.230741	-18.62%	116
2017	14.842606	16.256998	9.53%	115
2016	11.553198	14.842606	28.47%	572
2015	12.603502	11.553198	-8.33%	592
2014	12.176596	12.603502	3.51%	693
2013*	10.000000	12.176596	21.77%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.180011	10.889056	-17.38%	0
2017	11.689956	13.180011	12.75%	0
2016	10.353854	11.689956	12.90%	510
2015	10.837883	10.353854	-4.47%	528
2014*	10.000000	10.837883	8.38%	306
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	41.903939	37.375521	-10.81%	0
2017	38.038576	41.903939	10.16%	154
2016	30.870456	38.038576	23.22%	0
2015	32.251852	30.870456	-4.28%	0
2014	31.306695	32.251852	3.02%	0
2013	22.702082	31.306695	37.90%	0
2012	20.015618	22.702082	13.42%	0
2011	20.308990	20.015618	-1.44%	0
2010	16.469490	20.308990	23.31%	0
2009	13.441686	16.469490	22.53%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	29.970971	27.942438	-6.77%	4,621
2017	25.229041	29.970971	18.80%	4,932
2016	23.099606	25.229041	9.22%	5,488
2015	23.368092	23.099606	-1.15%	6,044
2014	21.082293	23.368092	10.84%	6,804
2013	16.333683	21.082293	29.07%	7,448
2012	14.434186	16.333683	13.16%	8,238
2011	14.493289	14.434186	-0.41%	1,934
2010	12.911867	14.493289	12.25%	3,427
2009	10.452937	12.911867	23.52%	3,947
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.404696	24.035824	-8.97%	1,248
2017	21.212475	26.404696	24.48%	1,254
2016	20.109095	21.212475	5.49%	1,257
2015	21.091894	20.109095	-4.66%	1,310
2014	19.960095	21.091894	5.67%	1,321
2013	16.856739	19.960095	18.41%	1,556
2012	15.618215	16.856739	7.93%	0
2011	14.655453	15.618215	6.57%	43
2010	12.998709	14.655453	12.75%	0
2009	10.851741	12.998709	19.78%	2,310
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	25.034508	19.799309	-20.91%	0
2017	20.538424	25.034508	21.89%	0
2016	17.943753	20.538424	14.46%	0
2015	18.783773	17.943753	-4.47%	0
2014	18.917165	18.783773	-0.71%	0
2013	13.023261	18.917165	45.26%	0
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	0
2010	10.235941	13.122763	28.20%	0
2009	8.305143	10.235941	23.25%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.376444	10.159049	-2.10%	2,695
2017	10.235288	10.376444	1.38%	812
2016	9.586053	10.235288	6.77%	791
2015	9.879704	9.586053	-2.97%	1,309
2014	10.023973	9.879704	-1.44%	1,185
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.030370	-9.70%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.123973	12.759311	-2.78%	0
2017	12.907117	13.123973	1.68%	0
2016	12.720535	12.907117	1.47%	0
2015	13.037433	12.720535	-2.43%	0
2014	12.852027	13.037433	1.44%	0
2013	13.016625	12.852027	-1.26%	0
2012	12.136459	13.016625	7.25%	0
2011	12.141791	12.136459	-0.04%	0
2010	11.441913	12.141791	6.12%	0
2009	9.716829	11.441913	17.75%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.205835	-17.94%	103
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.044753	15.052050	-6.19%	0
2017	14.513895	16.044753	10.55%	0
2016	14.073210	14.513895	3.13%	889
2015	14.437002	14.073210	-2.52%	2,205
2014	14.136329	14.437002	2.13%	3,797
2013	12.743149	14.136329	10.93%	4,949
2012	11.653935	12.743149	9.35%	6,298
2011	11.942285	11.653935	-2.41%	7,300
2010	10.827476	11.942285	10.30%	10,261
2009	8.913255	10.827476	21.48%	14,898
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.252372	15.877875	-7.97%	0
2017	15.141326	17.252372	13.94%	0
2016	14.602141	15.141326	3.69%	477
2015	14.968878	14.602141	-2.45%	1,011
2014	14.603300	14.968878	2.50%	1,858
2013	12.886464	14.603300	13.32%	2,469
2012	11.629948	12.886464	10.80%	3,528
2011	12.015974	11.629948	-3.21%	3,917
2010	10.724355	12.015974	12.04%	5,505
2009	8.512922	10.724355	25.98%	7,993
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.777519	16.917783	-9.90%	7,118
2017	15.874465	18.777519	18.29%	6,667
2016	15.226975	15.874465	4.25%	6,338
2015	15.620484	15.226975	-2.52%	5,864
2014	15.217470	15.620484	2.65%	3,911
2013	12.789803	15.217470	18.98%	719
2012	11.331155	12.789803	12.87%	712
2011	11.898578	11.331155	-4.77%	717
2010	10.476459	11.898578	13.57%	713
2009	8.149378	10.476459	28.56%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.819691	11.067605	-6.36%	932
2017	10.386296	11.819691	13.80%	866
2016*	10.000000	10.386296	3.86%	849
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.760382	11.618281	-26.28%	1,979
2017	16.540153	15.760382	-4.71%	2,216
2016	12.641213	16.540153	30.84%	2,173
2015	16.277112	12.641213	-22.34%	5,370
2014	19.040356	16.277112	-14.51%	9,581
2013	15.650026	19.040356	21.66%	139
2012	15.248274	15.650026	2.63%	3,148
2011	16.412262	15.248274	-7.09%	29
2010	14.054514	16.412262	16.78%	50
2009	9.718154	14.054514	44.62%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.977235	23.281508	-10.38%	14,910
2017	23.529291	25.977235	10.40%	15,531
2016	20.396102	23.529291	15.36%	16,560
2015	21.733564	20.396102	-6.15%	18,399
2014	20.443580	21.733564	6.31%	17,689
2013	16.319340	20.443580	25.27%	18,833
2012	14.226743	16.319340	14.71%	15,519
2011	14.422051	14.226743	-1.35%	3,415
2010	12.805864	14.422051	12.62%	4,760
2009	10.060711	12.805864	27.29%	8,027
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.810751	11.399115	-11.02%	0
2017	11.209326	12.810751	14.29%	0
2016*	10.000000	11.209326	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	31.894091	31.117489	-2.43%	2,673
2017	24.138587	31.894091	32.13%	2,277
2016	24.495145	24.138587	-1.46%	3,936
2015	23.380750	24.495145	4.77%	15,650
2014	21.491087	23.380750	8.79%	2,772
2013	16.124534	21.491087	33.28%	4,990
2012	14.382815	16.124534	12.11%	4,692
2011	14.680492	14.382815	-2.03%	3,767
2010	12.093964	14.680492	21.39%	4,888
2009	9.643854	12.093964	25.41%	8,956

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.433386	13.059648	-2.78%	0
2017	13.180598	13.433386	1.92%	0
2016	12.872430	13.180598	2.39%	0
2015	13.247709	12.872430	-2.83%	0
2014	12.799039	13.247709	3.51%	0
2013	13.336017	12.799039	-4.03%	558
2012	12.886699	13.336017	3.49%	558
2011	12.284691	12.886699	4.90%	917
2010	11.655600	12.284691	5.40%	1,736
2009	10.300077	11.655600	13.16%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	43.475075	36.307181	-16.49%	1,078
2017	36.801640	43.475075	18.13%	1,092
2016	33.550316	36.801640	9.69%	1,537
2015	34.801933	33.550316	-3.60%	1,847
2014	33.492090	34.801933	3.91%	1,527
2013	25.152950	33.492090	33.15%	1,779
2012	22.404753	25.152950	12.27%	3,128
2011	25.644353	22.404753	-12.63%	5,094
2010	20.352237	25.644353	26.00%	6,397
2009	14.860226	20.352237	36.96%	10,030
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	24.835075	20.671191	-16.77%	2,872
2017	19.494328	24.835075	27.40%	2,909
2016	20.997299	19.494328	-7.16%	748
2015	20.742119	20.997299	1.23%	688
2014	23.080486	20.742119	-10.13%	0
2013	18.093151	23.080486	27.56%	0
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	0
2010	17.122640	18.933315	10.57%	0
2009	13.842568	17.122640	23.70%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.038159	11.034557	-8.34%	748
2017	11.836697	12.038159	1.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	34.772725	28.110869	-19.16%	0
2017	29.793888	34.772725	16.71%	0
2016	27.820724	29.793888	7.09%	0
2015	29.324137	27.820724	-5.13%	0
2014	28.092908	29.324137	4.38%	0
2013	22.019527	28.092908	27.58%	0
2012	17.683812	22.019527	24.52%	0
2011	19.836895	17.683812	-10.85%	0
2010	16.021586	19.836895	23.81%	0
2009	10.403005	16.021586	54.01%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.511207	11.961986	-11.47%	0
2017	12.311382	13.511207	9.75%	10,527
2016	11.099003	12.311382	10.92%	487
2015	12.075865	11.099003	-8.09%	443
2014	11.981099	12.075865	0.79%	417
2013	9.877544	11.981099	21.30%	398
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.790961	14.807394	-6.23%	9,089
2017	14.691182	15.790961	7.49%	9,000
2016	13.146530	14.691182	11.75%	10,983
2015	14.433032	13.146530	-8.91%	12,245
2014	14.077774	14.433032	2.52%	13,192
2013	12.607377	14.077774	11.66%	4,480
2012	11.420312	12.607377	10.39%	15,166
2011	11.381495	11.420312	0.34%	18,818
2010	10.307392	11.381495	10.42%	20,273
2009	7.756633	10.307392	32.88%	19,953
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	30.118592	28.015011	-6.98%	0
2017	25.490748	30.118592	18.15%	0
2016	22.413766	25.490748	13.73%	0
2015	23.737143	22.413766	-5.58%	0
2014	22.278240	23.737143	6.55%	0
2013	17.528600	22.278240	27.10%	0
2012	15.976137	17.528600	9.72%	0
2011	15.378887	15.976137	3.88%	0
2010	13.007255	15.378887	18.23%	0
2009	11.310939	13.007255	15.00%	2,195
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	38.377835	32.763362	-14.63%	0
2017	35.389190	38.377835	8.45%	0
2016	27.736252	35.389190	27.59%	0
2015	30.559886	27.736252	-9.24%	0
2014	31.006643	30.559886	-1.44%	0
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	1,245
2011	21.223345	20.017536	-5.68%	0
2010	16.889459	21.223345	25.66%	0
2009	13.343704	16.889459	26.57%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.608387	9.578126	-17.49%	170
2017	8.435665	11.608387	37.61%	292
2016	7.328975	8.435665	15.10%	170
2015	9.302213	7.328975	-21.21%	170
2014*	10.000000	9.302213	-6.98%	170
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	22.617235	18.739888	-17.14%	155
2017	19.776154	22.617235	14.37%	155
2016	18.827701	19.776154	5.04%	155
2015	20.546087	18.827701	-8.36%	155
2014	23.591756	20.546087	-12.91%	155
2013	19.576195	23.591756	20.51%	0
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	0
2010	18.158811	19.291957	6.24%	0
2009	13.520894	18.158811	34.30%	2,050
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.155821	9.145540	-0.11%	10,447
2017	9.165653	9.155821	-0.11%	16,940
2016	9.085217	9.165653	0.89%	17,740
2015	9.687708	9.085217	-6.22%	19,194
2014	9.707479	9.687708	-0.20%	19,794
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.069031	11.313530	-6.26%	0
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.361117	-6.39%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.004560	9.305889	-6.98%	2,075
2017	9.846341	10.004560	1.61%	3,233
2016	10.095561	9.846341	-2.47%	3,057
2015	10.114593	10.095561	-0.19%	3,200
2014	9.861505	10.114593	2.57%	2,836
2013*	10.000000	9.861505	-1.38%	2,889

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.813476	16.776080	-5.82%	0
2017	14.308613	17.813476	24.49%	0
2016	14.311170	14.308613	-0.02%	0
2015	13.941028	14.311170	2.66%	0
2014	13.151264	13.941028	6.01%	0
2013	9.599394	13.151264	37.00%	0
2012*	10.000000	9.599394	-4.01%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.891438	12.899256	-13.38%	1,344
2017	13.252515	14.891438	12.37%	1,418
2016	11.949361	13.252515	10.91%	1,575
2015	12.738549	11.949361	-6.20%	1,575
2014	12.478245	12.738549	2.09%	1,636
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.001249	14.758302	-7.77%	0
2017	13.367066	16.001249	19.71%	0
2016	13.561506	13.367066	-1.43%	0
2015	13.695620	13.561506	-0.98%	0
2014	12.976990	13.695620	5.54%	0
2013	9.693522	12.976990	33.87%	0
2012*	10.000000	9.693522	-3.06%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.114357	14.004804	-7.34%	4,836
2017	13.039207	15.114357	15.91%	5,306
2016	13.655295	13.039207	-4.51%	5,574
2015	15.202990	13.655295	-10.18%	5,557
2014	16.375548	15.202990	-7.16%	5,397
2013	13.353591	16.375548	22.63%	3,702
2012	11.434104	13.353591	16.79%	1,567
2011	12.573051	11.434104	-9.06%	1,677
2010	11.805310	12.573051	6.50%	1,413
2009*	10.000000	11.805310	18.05%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.697952	12.179463	-4.08%	1,353
2017	12.145221	12.697952	4.55%	1,228
2016	10.665878	12.145221	13.87%	1,227
2015	11.640813	10.665878	-8.38%	3,718
2014	11.656352	11.640813	-0.13%	10,689
2013	10.764030	11.656352	8.29%	24,991
2012*	10.000000	10.764030	7.64%	258

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.109186	15.775967	-2.07%	18,591
2017	12.953034	16.109186	24.37%	10,880
2016	12.454962	12.953034	4.00%	11,179
2015	13.488862	12.454962	-7.66%	9,719
2014	12.760017	13.488862	5.71%	1,005
2013	10.020404	12.760017	27.34%	715
2012*	10.000000	10.020404	0.20%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	25.817626	25.407545	-1.59%	0
2017	22.298951	25.817626	15.78%	0
2016	21.809784	22.298951	2.24%	0
2015	22.163913	21.809784	-1.60%	0
2014	20.894818	22.163913	6.07%	0
2013	17.796857	20.894818	17.41%	0
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	0
2010	15.219304	16.126109	5.96%	0
2009	12.366211	15.219304	23.07%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.883461	9.560129	-3.27%	0
2017	9.757441	9.883461	1.29%	0
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	38.917987	38.790693	-0.33%	2,301
2017	30.546790	38.917987	27.40%	2,417
2016	30.574576	30.546790	-0.09%	2,542
2015	27.871410	30.574576	9.70%	2,661
2014	26.219945	27.871410	6.30%	2,887
2013	20.441302	26.219945	28.27%	2,945
2012	16.841270	20.441302	21.38%	2,219
2011	18.466169	16.841270	-8.80%	372
2010	17.696209	18.466169	4.35%	831
2009	12.366694	17.696209	43.10%	970
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.905422	22.648750	-1.12%	7,459
2017	16.127631	22.905422	42.03%	1,900
2016	14.453724	16.127631	11.58%	7,200
2015	14.093946	14.453724	2.55%	2,941
2014	13.152135	14.093946	7.16%	353
2013	9.912337	13.152135	32.68%	276
2012*	10.000000	9.912337	-0.88%	4,734

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.078340	24.180359	-16.84%	78
2017	22.682524	29.078340	28.20%	78
2016	24.808265	22.682524	-8.57%	78
2015	27.758883	24.808265	-10.63%	78
2014	32.225426	27.758883	-13.86%	73
2013	28.773624	32.225426	12.00%	73
2012	25.942858	28.773624	10.91%	0
2011	39.123862	25.942858	-33.69%	0
2010	31.932648	39.123862	22.52%	0
2009	18.196107	31.932648	75.49%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.636132	8.488085	-20.20%	13,810
2017	8.489993	10.636132	25.28%	6,825
2016	7.172301	8.489993	18.37%	7,519
2015	9.154931	7.172301	-21.66%	7,374
2014	9.796088	9.154931	-6.55%	805
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.105403	9.800552	-3.02%	0
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.169310	15.571951	-3.69%	6,232
2017	13.059430	16.169310	23.81%	4,364
2016	12.247576	13.059430	6.63%	4,493
2015	12.771610	12.247576	-4.10%	4,899
2014	14.088176	12.771610	-9.35%	2,062
2013	10.179611	14.088176	38.40%	2,236
2012*	10.000000	10.179611	1.80%	142
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	32.567039	28.606833	-12.16%	1,072
2017	28.317038	32.567039	15.01%	1,916
2016	25.394899	28.317038	11.51%	1,216
2015	26.157500	25.394899	-2.92%	3,818
2014	24.220258	26.157500	8.00%	1,425
2013	18.226412	24.220258	32.89%	1,127
2012	16.050085	18.226412	13.56%	5,741
2011	16.453716	16.050085	-2.45%	6,219
2010	15.096050	16.453716	8.99%	6,166
2009	12.579805	15.096050	20.00%	5,451

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.117508	16.911259	-11.54%	7,410
2017	15.381252	19.117508	24.29%	8,902
2016	15.113680	15.381252	1.77%	7,900
2015	14.505331	15.113680	4.19%	8,346
2014	14.635577	14.505331	-0.89%	6,230
2013	11.700669	14.635577	25.08%	5,544
2012	10.299191	11.700669	13.61%	713
2011	10.699132	10.299191	-3.74%	574
2010*	10.000000	10.699132	6.99%	364
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.614613	12.432075	-1.45%	3,665
2017	10.047705	12.614613	25.55%	0
2016	9.686323	10.047705	3.73%	0
2015*	10.000000	9.686323	-3.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.822670	12.450402	-2.90%	0
2017	12.355315	12.822670	3.78%	0
2016	11.908896	12.355315	3.75%	0
2015	12.253926	11.908896	-2.82%	0
2014	11.624547	12.253926	5.41%	0
2013	11.931003	11.624547	-2.57%	0
2012	11.150052	11.931003	7.00%	0
2011	10.793736	11.150052	3.30%	0
2010	10.307072	10.793736	4.72%	0
2009	9.615416	10.307072	7.19%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	23.615977	21.510808	-8.91%	0
2017	21.988829	23.615977	7.40%	0
2016	20.289521	21.988829	8.38%	0
2015	20.949877	20.289521	-3.15%	0
2014	20.776917	20.949877	0.83%	0
2013	23.235634	20.776917	-10.58%	0
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
2010	17.854970	19.202574	7.55%	0
2009	14.002597	17.854970	27.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.174484	9.183280	-9.74%	270
2017	9.224384	10.174484	10.30%	6,580
2016	8.186750	9.224384	12.67%	11,172
2015*	10.000000	8.186750	-18.13%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.611963	16.927855	-9.05%	0
2017	16.159674	18.611963	15.18%	0
2016	14.853992	16.159674	8.79%	0
2015	16.327400	14.853992	-9.02%	0
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	2,176
2011	11.275788	10.950060	-2.89%	0
2010*	10.000000	11.275788	12.76%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.400856	22.532742	-11.29%	542
2017	23.900966	25.400856	6.28%	542
2016	20.286872	23.900966	17.81%	542
2015	21.663188	20.286872	-6.35%	946
2014	19.571224	21.663188	10.69%	403
2013	15.166777	19.571224	29.04%	438
2012	13.523452	15.166777	12.15%	479
2011	13.732077	13.523452	-1.52%	0
2010	12.383510	13.732077	10.89%	0
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.560184	15.419156	-6.89%	21,591
2017	14.592513	16.560184	13.48%	21,689
2016	13.660106	14.592513	6.83%	22,120
2015	13.803048	13.660106	-1.04%	24,512
2014	13.415262	13.803048	2.89%	22,775
2013	11.103511	13.415262	20.82%	22,400
2012	9.791710	11.103511	13.40%	20,777
2011	9.899139	9.791710	-1.09%	1,574
2010	9.017389	9.899139	9.78%	992
2009	7.455703	9.017389	20.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.021538	10.683982	-3.06%	1,094
2017	10.895891	11.021538	1.15%	971
2016	10.830583	10.895891	0.60%	850
2015	11.077207	10.830583	-2.23%	676
2014	10.767219	11.077207	2.88%	567
2013	11.277224	10.767219	-4.52%	533
2012	10.963430	11.277224	2.86%	567
2011	10.580908	10.963430	3.62%	218
2010	10.186610	10.580908	3.87%	367
2009	9.268369	10.186610	9.91%	361

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.211474	17.051206	-11.24%	3,742
2017	14.967326	19.211474	28.36%	2,495
2016	15.243379	14.967326	-1.81%	2,462
2015	14.599258	15.243379	4.41%	2,976
2014	14.628691	14.599258	-0.20%	2,991
2013	11.603661	14.628691	26.07%	2,659
2012	9.698831	11.603661	19.64%	5,187
2011	10.912299	9.698831	-11.12%	6,969
2010	10.004291	10.912299	9.08%	7,701
2009	7.209163	10.004291	38.77%	4,382
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.493829	18.976362	-2.65%	7,546
2017	15.564017	19.493829	25.25%	10,373
2016	14.560960	15.564017	6.89%	8,998
2015	13.960842	14.560960	4.30%	7,314
2014	13.182359	13.960842	5.91%	7,560
2013	10.378207	13.182359	27.02%	6,659
2012	9.020713	10.378207	15.05%	3,338
2011	9.657187	9.020713	-6.59%	2,132
2010	8.337279	9.657187	15.83%	3,400
2009	6.130054	8.337279	36.01%	465
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.452943	15.769745	-4.15%	26,387
2017	13.768617	16.452943	19.50%	27,428
2016	12.646627	13.768617	8.87%	26,316
2015	12.766017	12.646627	-0.94%	30,223
2014	11.817868	12.766017	8.02%	27,354
2013	9.069012	11.817868	30.31%	24,520
2012	7.905590	9.069012	14.72%	14,224
2011	8.251065	7.905590	-4.19%	992
2010	7.586684	8.251065	8.76%	1,058
2009	5.923551	7.586684	28.08%	3,898
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.200222	14.545268	-4.31%	5,205
2017	14.586039	15.200222	4.21%	3,983
2016	13.698399	14.586039	6.48%	3,852
2015	14.394015	13.698399	-4.83%	3,308
2014	14.138664	14.394015	1.81%	3,730
2013	14.591290	14.138664	-3.10%	2,891
2012	13.264856	14.591290	10.00%	715
2011	12.823431	13.264856	3.44%	1,149
2010	11.832311	12.823431	8.38%	340
2009	9.707104	11.832311	21.89%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	28.597231	25.931558	-9.32%	0
2017	24.793514	28.597231	15.34%	0
2016	21.516811	24.793514	15.23%	0
2015	23.486289	21.516811	-8.39%	0
2014	22.001672	23.486289	6.75%	0
2013	16.593071	22.001672	32.60%	0
2012	14.328796	16.593071	15.80%	0
2011	15.003144	14.328796	-4.49%	0
2010	13.260872	15.003144	13.14%	0
2009	10.549343	13.260872	25.70%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.833169	9.716048	-10.31%	0
2017	9.333117	10.833169	16.07%	0
2016	9.247958	9.333117	0.92%	0
2015*	10.000000	9.247958	-7.52%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.046796	0.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.226477	20.175839	-4.95%	248
2017	20.287606	21.226477	4.63%	248
2016	18.133402	20.287606	11.88%	248
2015	18.998896	18.133402	-4.56%	862
2014	18.904494	18.998896	0.50%	614
2013	18.016127	18.904494	4.93%	0
2012	16.048532	18.016127	12.26%	0
2011	15.773083	16.048532	1.75%	0
2010	14.223803	15.773083	10.89%	0
2009	9.941084	14.223803	43.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.536585	15.392536	-6.92%	0
2017	13.524370	16.536585	22.27%	622
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	0
2009	5.085011	7.622653	49.90%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.646102	16.275306	-7.77%	2,072
2017	15.211716	17.646102	16.00%	2,136
2016	14.096301	15.211716	7.91%	2,206
2015	14.444423	14.096301	-2.41%	2,979
2014	13.337464	14.444423	8.30%	868
2013	9.822647	13.337464	35.78%	950
2012	8.999172	9.822647	9.15%	1,025
2011	9.492455	8.999172	-5.20%	0
2010	7.839014	9.492455	21.09%	0
2009	6.093540	7.839014	28.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.703318	12.859374	-12.54%	2,982
2017	12.523060	14.703318	17.41%	2,982
2016	11.791701	12.523060	6.20%	3,045
2015	12.247180	11.791701	-3.72%	3,047
2014	11.959338	12.247180	2.41%	8,397
2013	9.425192	11.959338	26.89%	8,397
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.401242	12.313123	-8.12%	5,353
2017	12.203261	13.401242	9.82%	4,869
2016	11.734820	12.203261	3.99%	4,420
2015	12.102530	11.734820	-3.04%	4,114
2014	11.840679	12.102530	2.21%	2,679
2013	10.537733	11.840679	12.36%	166
2012	9.682343	10.537733	8.83%	15,038
2011	10.014215	9.682343	-3.31%	13,125
2010	9.255380	10.014215	8.20%	13,125
2009	7.881950	9.255380	17.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.237320	12.812577	-10.01%	0
2017	12.544298	14.237320	13.50%	0
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	0
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0
2009	7.163165	8.716193	21.68%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.862176	11.320809	-4.56%	5,400
2017	11.379985	11.862176	4.24%	5,763
2016	11.099563	11.379985	2.53%	6,124
2015	11.409824	11.099563	-2.72%	6,492
2014	11.266760	11.409824	1.27%	6,866
2013	10.956237	11.266760	2.83%	7,242
2012	10.400470	10.956237	5.34%	7,622
2011	10.464567	10.400470	-0.61%	0
2010	9.998153	10.464567	4.67%	0
2009	9.026837	9.998153	10.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.784040	10.737306	-8.88%	2,706
2017	10.476817	11.784040	12.48%	4,502
2016	10.127293	10.476817	3.45%	5,662
2015	10.797643	10.127293	-6.21%	6,910
2014	10.774489	10.797643	0.21%	10,334
2013*	10.000000	10.774489	7.74%	2,600
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.101127	11.019021	-8.94%	3,974
2017	10.482403	12.101127	15.44%	1,399
2016	10.070135	10.482403	4.09%	1,389
2015	10.802486	10.070135	-6.78%	5,382
2014	10.912370	10.802486	-1.01%	5,382
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.855955	12.615106	-8.96%	4,780
2017	12.405009	13.855955	11.70%	5,075
2016	11.858311	12.405009	4.61%	5,376
2015	12.230698	11.858311	-3.04%	5,720
2014	11.934880	12.230698	2.48%	6,035
2013	10.337789	11.934880	15.45%	6,348
2012	9.387965	10.337789	10.12%	2,843
2011	9.807936	9.387965	-4.28%	1,001
2010	8.986208	9.807936	9.14%	1,100
2009	7.519299	8.986208	19.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.447115	12.811166	-11.32%	481
2017	12.485081	14.447115	15.72%	481
2016	11.840327	12.485081	5.45%	481
2015	12.266942	11.840327	-3.48%	481
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	1,001
2011	9.369473	8.753487	-6.57%	1,197
2010	8.437446	9.369473	11.05%	1,329
2009	6.801819	8.437446	24.05%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.940438	12.076190	-6.68%	0
2017	12.015919	12.940438	7.69%	0
2016	11.566698	12.015919	3.88%	0
2015	11.929841	11.566698	-3.04%	0
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	36
2012	9.948976	10.728763	7.84%	327
2011	10.179093	9.948976	-2.26%	8,881
2010	9.526187	10.179093	6.85%	9,872
2009	8.260152	9.526187	15.33%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.007565	11.685156	-2.69%	735
2017	11.760398	12.007565	2.10%	735
2016	11.427752	11.760398	2.91%	804
2015	11.764565	11.427752	-2.86%	804
2014	11.468059	11.764565	2.59%	804
2013	11.956622	11.468059	-4.09%	835
2012	11.351786	11.956622	5.33%	835
2011	10.902664	11.351786	4.12%	936
2010	10.418934	10.902664	4.64%	249
2009	9.790412	10.418934	6.42%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.801134	12.361396	-3.44%	681
2017	12.587488	12.801134	1.70%	681
2016	12.429038	12.587488	1.27%	745
2015	12.748637	12.429038	-2.51%	745
2014	12.403324	12.748637	2.78%	745
2013	12.921209	12.403324	-4.01%	774
2012	12.309376	12.921209	4.97%	774
2011	11.843644	12.309376	3.93%	1,076
2010	11.178289	11.843644	5.95%	0
2009	9.796204	11.178289	14.11%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.653236	12.015898	-11.99%	0
2017	11.817489	13.653236	15.53%	0
2016	10.825267	11.817489	9.17%	0
2015	11.406551	10.825267	-5.10%	0
2014	11.286231	11.406551	1.07%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.680312	11.453808	-9.67%	0
2017	11.366144	12.680312	11.56%	0
2016	10.662448	11.366144	6.60%	0
2015	11.075169	10.662448	-3.73%	0
2014	11.094952	11.075169	-0.18%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.925871	26.942583	-3.52%	0
2017	22.424098	27.925871	24.54%	7,372
2016	22.144288	22.424098	1.26%	0
2015	21.556640	22.144288	2.73%	586
2014	20.261702	21.556640	6.39%	586
2013	15.170352	20.261702	33.56%	586
2012	13.072444	15.170352	16.05%	4,735
2011	13.680001	13.072444	-4.44%	4,937
2010	12.863456	13.680001	6.35%	5,296
2009*	10.000000	12.863456	28.63%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	34.257563	27.641704	-19.31%	665
2017	24.751302	34.257563	38.41%	662
2016	23.497688	24.751302	5.34%	665
2015	28.624140	23.497688	-17.91%	761
2014	30.983954	28.624140	-7.62%	757
2013	31.481297	30.983954	-1.58%	0
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
2010	31.866684	36.199448	13.60%	0
2009	19.938150	31.866684	59.83%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.776998	11.534640	-2.06%	898
2017	11.771327	11.776998	0.05%	898
2016	11.922468	11.771327	-1.27%	898
2015	12.179045	11.922468	-2.11%	898
2014	11.884578	12.179045	2.48%	0
2013	12.639749	11.884578	-5.97%	0
2012	12.515767	12.639749	0.99%	0
2011	11.906618	12.515767	5.12%	369
2010	11.595134	11.906618	2.69%	361
2009	11.521982	11.595134	0.63%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.648847	8.592789	-0.65%	0
2017	8.787830	8.648847	-1.58%	11,726
2016	8.965995	8.787830	-1.99%	26,064
2015	9.148971	8.965995	-2.00%	1,071
2014	9.335684	9.148971	-2.00%	5,801
2013	9.526205	9.335684	-2.00%	47,578
2012	9.721147	9.526205	-2.01%	29,103
2011	9.918980	9.721147	-1.99%	4,436
2010	10.121394	9.918980	-2.00%	7,032
2009	10.323619	10.121394	-1.96%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.929249	8.289295	-16.52%	936
2017	7.972666	9.929249	24.54%	953
2016	8.083699	7.972666	-1.37%	924
2015	8.523224	8.083699	-5.16%	883
2014	8.760237	8.523224	-2.71%	1,125
2013	7.603572	8.760237	15.21%	666
2012	6.733779	7.603572	12.92%	1,123
2011	7.634417	6.733779	-11.80%	578
2010	6.893687	7.634417	10.75%	564
2010	6.893687	7.634417	10.75%	564
2009	5.434017	6.893687	26.86%	0
2009	5.434017	6.893687	26.86%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.745624	9.041989	-15.85%	3,083
2017	8.809699	10.745624	21.97%	1,793
2016	8.942214	8.809699	-1.48%	1,804
2015	9.253278	8.942214	-3.36%	623
2014	10.064952	9.253278	-8.06%	623
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0
2010	8.149818	8.577857	5.25%	0
2009	6.466209	8.149818	26.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	27.622148	24.669824	-10.69%	0
2017	23.798245	27.622148	16.07%	740
2016	22.182352	23.798245	7.28%	830
2015	22.863296	22.182352	-2.98%	853
2014	22.222051	22.863296	2.89%	898
2013	17.819897	22.222051	24.70%	951
2012	15.689283	17.819897	13.58%	1,080
2011	16.663996	15.689283	-5.85%	1,147
2010	14.833793	16.663996	12.34%	1,183
2009	11.899267	14.833793	24.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.565890	15.445532	-6.76%	702
2017	15.209990	16.565890	8.91%	702
2016	14.599376	15.209990	4.18%	702
2015	14.923255	14.599376	-2.17%	702
2014	14.560189	14.923255	2.49%	702
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	653
2009*	10.000000	11.484351	14.84%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.743144	18.094244	-8.35%	0
2017	17.546474	19.743144	12.52%	0
2016	16.617463	17.546474	5.59%	0
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.792771	13.271680	-3.78%	0
2017	13.316716	13.792771	3.57%	2,213
2016	13.032072	13.316716	2.18%	2,157
2015	13.262927	13.032072	-1.74%	2,246
2014	13.026816	13.262927	1.81%	1,542
2013	12.679994	13.026816	2.74%	1,599
2012	12.302669	12.679994	3.07%	1,940
2011	12.195709	12.302669	0.88%	1,911
2010	11.752039	12.195709	3.78%	2,165
2009	10.993182	11.752039	6.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.695718	10.815770	-7.52%	6,974
2017	10.465318	11.695718	11.76%	3,541
2016	10.101704	10.465318	3.60%	6,569
2015	10.653171	10.101704	-5.18%	7,124
2014	10.610017	10.653171	0.41%	11,523
2013*	10.000000	10.610017	6.10%	2,640
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.062347	11.104140	-7.94%	0
2017	10.522793	12.062347	14.63%	2,614
2016	10.039139	10.522793	4.82%	773
2015	10.665877	10.039139	-5.88%	5,458
2014	10.698083	10.665877	-0.30%	5,458
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.718642	19.148783	-7.58%	8,164
2017	18.720277	20.718642	10.67%	10,240
2016	17.827801	18.720277	5.01%	10,302
2015	18.252744	17.827801	-2.33%	10,462
2014	17.707774	18.252744	3.08%	16,446
2013	15.492993	17.707774	14.30%	10,593
2012	14.267335	15.492993	8.59%	5,592
2011	14.563770	14.267335	-2.04%	5,497
2010	13.398560	14.563770	8.70%	5,669
2009	11.476005	13.398560	16.75%	5,919

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.760099	22.387425	-9.58%	1,971
2017	21.652521	24.760099	14.35%	2,993
2016	20.365820	21.652521	6.32%	3,386
2015	20.934264	20.365820	-2.72%	4,005
2014	20.352612	20.934264	2.86%	3,676
2013	16.970293	20.352612	19.93%	8,148
2012	15.222735	16.970293	11.48%	0
2011	15.870272	15.222735	-4.08%	0
2010	14.351968	15.870272	10.58%	2,347
2009	11.773104	14.351968	21.90%	2,347
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.194281	16.219729	-5.67%	8,580
2017	16.064433	17.194281	7.03%	8,624
2016	15.506993	16.064433	3.59%	8,672
2015	15.828312	15.506993	-2.03%	8,333
2014	15.420492	15.828312	2.64%	8,839
2013	14.240613	15.420492	8.29%	1,451
2012	13.450525	14.240613	5.87%	1,261
2011	13.447050	13.450525	0.03%	451
2010	12.644506	13.447050	6.35%	659
2009	11.262556	12.644506	12.27%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.637695	10.853926	-6.73%	3,679
2017	10.101386	11.637695	15.21%	2,517
2016	9.495334	10.101386	6.38%	3,402
2015	9.911861	9.495334	-4.20%	4,370
2014*	10.000000	9.911861	-0.88%	7,985
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.759487	12.180922	-4.53%	0
2017	10.697973	12.759487	19.27%	664
2016	9.919284	10.697973	7.85%	664
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	40.900850	35.515470	-13.17%	3,596
2017	36.045369	40.900850	13.47%	2,862
2016	30.575273	36.045369	17.89%	2,738
2015	32.010520	30.575273	-4.48%	2,115
2014	29.851666	32.010520	7.23%	2,115
2013	22.894411	29.851666	30.39%	1,655
2012	19.887711	22.894411	15.12%	0
2011	20.822591	19.887711	-4.49%	33
2010	16.835846	20.822591	23.68%	0
2009	12.562143	16.835846	34.02%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.836961	9.665295	-18.35%	0
2017	9.620947	11.836961	23.03%	0
2016	10.065558	9.620947	-4.42%	0
2015	10.338679	10.065558	-2.64%	0
2014	10.694285	10.338679	-3.33%	0
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	0
2011	8.988754	7.961507	-11.43%	0
2010	8.059411	8.988754	11.53%	0
2009	6.042180	8.059411	33.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.665755	13.499468	-19.00%	303
2017	13.877522	16.665755	20.09%	303
2016	13.488072	13.877522	2.89%	303
2015	14.540720	13.488072	-7.24%	303
2014	16.427257	14.540720	-11.48%	381
2013	13.847529	16.427257	18.63%	0
2012	12.072613	13.847529	14.70%	0
2011	14.737712	12.072613	-18.08%	0
2010	14.201140	14.737712	3.78%	0
2009	11.189232	14.201140	26.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.748576	16.808868	-5.29%	3,712
2017	13.943453	17.748576	27.29%	919
2016	13.949614	13.943453	-0.04%	4,191
2015	13.802351	13.949614	1.07%	1,021
2014	12.786410	13.802351	7.95%	1,060
2013	9.706761	12.786410	31.73%	0
2012	8.528738	9.706761	13.81%	0
2011	8.993135	8.528738	-5.16%	0
2010	7.954801	8.993135	13.05%	0
2009	6.275218	7.954801	26.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.804534	13.660176	-13.57%	1,036
2017	14.100960	15.804534	12.08%	1,085
2016	12.398508	14.100960	13.73%	1,192
2015	13.101821	12.398508	-5.37%	1,191
2014	12.127009	13.101821	8.04%	1,390
2013	9.164345	12.127009	32.33%	0
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	0
2010	7.820676	8.641256	10.49%	0
2009	6.263383	7.820676	24.86%	2,999

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.543834	15.979273	-8.92%	1,840
2017	14.037310	17.543834	24.98%	4,984
2016	13.505177	14.037310	3.94%	4,972
2015	13.828628	13.505177	-2.34%	6,030
2014	13.604811	13.828628	1.65%	1,840
2013	10.015678	13.604811	35.84%	1,840
2012	8.915007	10.015678	12.35%	1,840
2011	9.520352	8.915007	-6.36%	0
2010	7.681338	9.520352	23.94%	0
2009	6.185976	7.681338	24.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.354997	17.321599	-14.90%	3,544
2017	18.244330	20.354997	11.57%	3,733
2016	15.830408	18.244330	15.25%	4,601
2015	16.633495	15.830408	-4.83%	8,846
2014	14.504287	16.633495	14.68%	5,902
2013	10.908304	14.504287	32.97%	6,878
2012	9.567551	10.908304	14.01%	4,176
2011	9.994435	9.567551	-4.27%	5,134
2010	8.524647	9.994435	17.24%	7,215
2009	6.667167	8.524647	27.86%	13,886
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.058394	24.335537	-10.06%	1,426
2017	22.149742	27.058394	22.16%	1,426
2016	20.915136	22.149742	5.90%	1,426
2015	21.229578	20.915136	-1.48%	1,363
2014	21.126635	21.229578	0.49%	0
2013	14.975638	21.126635	41.07%	0
2012	13.512761	14.975638	10.83%	0
2011	13.907761	13.512761	-2.84%	0
2010	11.343579	13.907761	22.60%	0
2009	9.100871	11.343579	24.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	38.477892	31.247579	-18.79%	528
2017	36.100895	38.477892	6.58%	804
2016	29.324303	36.100895	23.11%	856
2015	31.931117	29.324303	-8.16%	856
2014	30.518150	31.931117	4.63%	608
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	0
2010	16.425105	20.358457	23.95%	0
2009	13.316646	16.425105	23.34%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	36.052009	30.792937	-14.59%	0
2017	32.496337	36.052009	10.94%	0
2016	27.057762	32.496337	20.10%	0
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
2011	19.890197	18.361916	-7.68%	0
2010	16.239254	19.890197	22.48%	233
2009	12.326649	16.239254	31.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.399955	25.797222	-2.28%	437
2017	22.401798	26.399955	17.85%	361
2016	20.563230	22.401798	8.94%	275
2015	20.844943	20.563230	-1.35%	246
2014	19.022554	20.844943	9.58%	246
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
2011	13.522357	13.302572	-1.63%	0
2010	12.186641	13.522357	10.96%	356
2009	9.904190	12.186641	23.05%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.654170	12.836702	-5.99%	2,692
2017	13.125661	13.654170	4.03%	2,905
2016	12.495876	13.125661	5.04%	3,461
2015	13.515974	12.495876	-7.55%	5,620
2014	10.723935	13.515974	26.04%	2,760
2013	10.655105	10.723935	0.65%	1,831
2012	9.407227	10.655105	13.27%	1,735
2011	9.043639	9.407227	4.02%	183
2010	7.108237	9.043639	27.23%	79
2009	5.557552	7.108237	27.90%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.555660	15.432075	-6.79%	14,600
2017	13.934874	16.555660	18.81%	14,951
2016	12.763859	13.934874	9.17%	15,094
2015	12.902687	12.763859	-1.08%	28,826
2014	11.643359	12.902687	10.82%	24,147
2013*	10.000000	11.643359	16.43%	6,885

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.822585	9.704021	-1.21%	1,705
2017	9.866683	9.822585	-0.45%	2,780
2016	9.822736	9.866683	0.45%	2,780
2015	10.057519	9.822736	-2.33%	1,754
2014	10.212335	10.057519	-1.52%	839
2013	10.409778	10.212335	-1.90%	790
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
2010	10.297627	10.335882	0.37%	0
2009	9.810294	10.297627	4.97%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.838845	13.759664	-13.13%	2,429
2017	14.153951	15.838845	11.90%	2,294
2016	11.948255	14.153951	18.46%	2,222
2015	12.817895	11.948255	-6.78%	1,258
2014	12.510103	12.817895	2.46%	2,128
2013*	10.000000	12.510103	25.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.026557	13.240240	-17.39%	672
2017	13.325336	16.026557	20.27%	661
2016	13.446598	13.325336	-0.90%	656
2015	14.278380	13.446598	-5.83%	620
2014	15.862133	14.278380	-9.98%	1,282
2013	13.477526	15.862133	17.69%	179
2012	11.502750	13.477526	17.17%	174
2011	13.402685	11.502750	-14.18%	157
2010	12.859919	13.402685	4.22%	463
2009*	10.000000	12.859919	28.60%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	34.667049	31.741835	-8.44%	0
2017	28.397173	34.667049	22.08%	0
2016	27.817429	28.397173	2.08%	0
2015	28.105584	27.817429	-1.03%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.458398	9.362834	-1.01%	0
2017	9.565649	9.458398	-1.12%	0
2016	9.642762	9.565649	-0.80%	0
2015	9.821506	9.642762	-1.82%	0
2014	9.961196	9.821506	-1.40%	0
2013	10.102178	9.961196	-1.40%	0
2012	9.855025	10.102178	2.51%	0
2011	10.026637	9.855025	-1.71%	0
2010	9.717674	10.026637	3.18%	0
2009	8.749863	9.717674	11.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	28.196578	26.047367	-7.62%	0
2017	24.293156	28.196578	16.07%	0
2016	22.562414	24.293156	7.67%	0
2015	23.130116	22.562414	-2.45%	0
2014	21.382253	23.130116	8.17%	0
2013	15.856000	21.382253	34.85%	0
2012	14.579585	15.856000	8.75%	0
2011	15.349366	14.579585	-5.02%	0
2010	12.748631	15.349366	20.40%	0
2009	9.898182	12.748631	28.80%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.235960	10.304498	-8.29%	0
2017	10.399607	11.235960	8.04%	0
2016	10.028069	10.399607	3.70%	0
2015	10.745239	10.028069	-6.67%	0
2014	10.677294	10.745239	0.64%	230
2013	10.138231	10.677294	5.32%	20
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.094704	10.774491	-10.92%	0
2017	10.517541	12.094704	15.00%	0
2016	10.205820	10.517541	3.05%	0
2015	11.491948	10.205820	-11.19%	0
2014	11.623735	11.491948	-1.13%	0
2013	10.256891	11.623735	13.33%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.963734	10.830380	-9.47%	0
2017	10.744216	11.963734	11.35%	0
2016	10.357486	10.744216	3.73%	0
2015	11.324511	10.357486	-8.54%	0
2014	11.273962	11.324511	0.45%	0
2013	10.274529	11.273962	9.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	37.328377	31.678367	-15.14%	397
2017	27.939897	37.328377	33.60%	419
2016	28.553403	27.939897	-2.15%	466
2015	28.104084	28.553403	1.60%	2,012
2014	28.099930	28.104084	0.01%	691
2013	22.578856	28.099930	24.45%	0
2012	19.049612	22.578856	18.53%	2,121
2011	21.249728	19.049612	-10.35%	2,270
2010	18.740224	21.249728	13.39%	2,417
2009	13.722341	18.740224	36.57%	2,563

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.283460	9.619236	-6.46%	947
2017	9.895412	10.283460	3.92%	1,024
2016	9.501524	9.895412	4.15%	1,024
2015	9.943225	9.501524	-4.44%	1,024
2014	9.899508	9.943225	0.44%	1,623
2013	10.138757	9.899508	-2.36%	1,719
2012*	10.000000	10.138757	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.734262	8.461748	-21.17%	5,502
2017	8.661969	10.734262	23.92%	5,502
2016	9.084958	8.661969	-4.66%	624
2015	8.991116	9.084958	1.04%	624
2014*	10.000000	8.991116	-10.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	27.883006	25.109749	-9.95%	698
2017	24.392445	27.883006	14.31%	656
2016	22.362245	24.392445	9.08%	658
2015	22.131050	22.362245	1.04%	1,212
2014	20.455224	22.131050	8.19%	528
2013	15.879991	20.455224	28.81%	0
2012	13.896643	15.879991	14.27%	0
2011	14.224403	13.896643	-2.30%	0
2010	12.531309	14.224403	13.51%	0
2009	9.990364	12.531309	25.43%	2,081
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	39.746044	34.841975	-12.34%	0
2017	35.602346	39.746044	11.64%	254
2016	30.871193	35.602346	15.33%	247
2015	33.545511	30.871193	-7.97%	247
2014	30.657127	33.545511	9.42%	37
2013	22.245507	30.657127	37.81%	37
2012	19.291662	22.245507	15.31%	0
2011	20.165129	19.291662	-4.33%	0
2010	16.721060	20.165129	20.60%	0
2009	12.464953	16.721060	34.14%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.175307	10.354081	-7.35%	17,851
2017	10.057190	11.175307	11.12%	18,889
2016	9.088907	10.057190	10.65%	19,893
2015	10.212802	9.088907	-11.00%	21,316
2014	10.374051	10.212802	-1.55%	22,085
2013	10.574216	10.374051	-1.89%	23,196
2012*	10.000000	10.574216	5.74%	19,057

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.342655	9.645644	-6.74%	0
2017	9.612973	10.342655	7.59%	0
2016	8.663848	9.612973	10.96%	0
2015	9.054820	8.663848	-4.32%	0
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.386429	10.702970	-6.00%	666
2017	10.491897	11.386429	8.53%	666
2016	10.403369	10.491897	0.85%	729
2015	11.436285	10.403369	-9.03%	729
2014	11.634658	11.436285	-1.71%	815
2013	12.706539	11.634658	-8.44%	1,084
2012	12.321835	12.706539	3.12%	997
2011	11.596615	12.321835	6.25%	1,089
2010	10.819270	11.596615	7.18%	305
2009*	10.000000	10.819270	8.19%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.764172	10.572733	-1.78%	1,328
2017	10.847411	10.764172	-0.77%	1,938
2016	10.925600	10.847411	-0.72%	2,065
2015	11.125344	10.925600	-1.80%	3,429
2014	11.268074	11.125344	-1.27%	4,371
2013	11.524803	11.268074	-2.23%	2,478
2012	11.121145	11.524803	3.63%	431
2011	11.234258	11.121145	-1.01%	248
2010	10.898362	11.234258	3.08%	312
2009*	10.000000	10.898362	8.98%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.093357	10.031540	-0.61%	2,532
2017	10.066728	10.093357	0.26%	0
2016*	10.000000	10.066728	0.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.631909	10.351959	-2.63%	11,094
2017	10.349729	10.631909	2.73%	11,651
2016	10.294407	10.349729	0.54%	23,692
2015	10.469358	10.294407	-1.67%	16,054
2014	10.255615	10.469358	2.08%	17,029
2013	10.684266	10.255615	-4.01%	26,869
2012	9.956927	10.684266	7.30%	29,696
2011*	10.000000	9.956927	-0.43%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.211224	10.053170	-10.33%	157
2017*	10.000000	11.211224	12.11%	209

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.224295	13.266702	0.32%	94
2017	10.307815	13.224295	28.29%	0
2016*	10.000000	10.307815	3.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.732281	15.639538	-20.74%	0
2017	15.905851	19.732281	24.06%	0
2016	16.637774	15.905851	-4.40%	0
2015	16.953604	16.637774	-1.86%	0
2014	18.557446	16.953604	-8.64%	0
2013	14.785545	18.557446	25.51%	0
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
2010	14.098806	15.202365	7.83%	0
2009	11.543111	14.098806	22.14%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.270396	32.880627	-1.17%	7,249
2017	26.665728	33.270396	24.77%	6,234
2016	30.474032	26.665728	-12.50%	8,811
2015	27.648118	30.474032	10.22%	13,259
2014	21.499141	27.648118	28.60%	7,940
2013	14.575218	21.499141	47.50%	6,786
2012	11.353689	14.575218	28.37%	3,446
2011	10.494926	11.353689	8.18%	130
2010*	10.000000	10.494926	4.95%	72
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.199150	5.049243	-29.86%	38,058
2017	7.493374	7.199150	-3.93%	5,966
2016	5.331350	7.493374	40.55%	17,507
2015	8.196559	5.331350	-34.96%	5,792
2014	10.370399	8.196559	-20.96%	5,335
2013	9.594282	10.370399	8.09%	2,793
2012*	10.000000	9.594282	-4.06%	3,597
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.363868	5.175242	-29.72%	0
2017	7.643509	7.363868	-3.66%	0
2016	5.426921	7.643509	40.84%	0
2015	8.321022	5.426921	-34.78%	0
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	27.541154	27.340409	-0.73%	6,211
2017	22.327871	27.541154	23.35%	7,101
2016	21.144273	22.327871	5.60%	2,017
2015	22.216260	21.144273	-4.83%	10,459
2014	23.103587	22.216260	-3.84%	7,276
2013	15.692372	23.103587	47.23%	1,198
2012	14.844951	15.692372	5.71%	1,149
2011	15.877167	14.844951	-6.50%	1,171
2010	12.779480	15.877167	24.24%	0
2009	8.542947	12.779480	49.59%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.393593	11.246249	-9.26%	0
2017	11.067045	12.393593	11.99%	0
2016	10.930099	11.067045	1.25%	0
2015	11.305855	10.930099	-3.32%	0
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	28.596024	26.369534	-7.79%	0
2017	24.614936	28.596024	16.17%	0
2016	22.624076	24.614936	8.80%	0
2015	22.772677	22.624076	-0.65%	0
2014	21.272938	22.772677	7.05%	0
2013	16.136046	21.272938	31.83%	0
2012	14.051433	16.136046	14.84%	0
2011	13.523943	14.051433	3.90%	0
2010	12.240195	13.523943	10.49%	0
2009	10.383470	12.240195	17.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.619819	-23.80%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	40.533738	33.625866	-17.04%	0
2017	36.667721	40.533738	10.54%	0
2016	29.996103	36.667721	22.24%	0
2015	32.473030	29.996103	-7.63%	0
2014	30.430364	32.473030	6.71%	0
2013	22.571903	30.430364	34.82%	0
2012	19.452648	22.571903	16.04%	0
2011	21.732897	19.452648	-10.49%	0
2010	17.526978	21.732897	24.00%	0
2009	12.543189	17.526978	39.73%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.633654	12.024476	-4.82%	0
2017	12.440540	12.633654	1.55%	0
2016	12.166396	12.440540	2.25%	0
2015	12.735401	12.166396	-4.47%	0
2014	12.586613	12.735401	1.18%	0
2013	14.040648	12.586613	-10.36%	0
2012	13.349261	14.040648	5.18%	0
2011	12.195460	13.349261	9.46%	0
2010	11.844314	12.195460	2.96%	0
2009	10.971485	11.844314	7.96%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	27.539643	25.031623	-9.11%	0
2017	23.370597	27.539643	17.84%	0
2016	21.076313	23.370597	10.89%	0
2015	22.878508	21.076313	-7.88%	0
2014	20.793178	22.878508	10.03%	0
2013	15.668438	20.793178	32.71%	0
2012	13.976473	15.668438	12.11%	0
2011	13.872054	13.976473	0.75%	0
2010	12.438155	13.872054	11.53%	0
2009	10.782118	12.438155	15.36%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	27.872089	23.759019	-14.76%	0
2017	25.526433	27.872089	9.19%	0
2016	21.234991	25.526433	20.21%	0
2015	22.027389	21.234991	-3.60%	0
2014	19.346705	22.027389	13.86%	0
2013	15.205078	19.346705	27.24%	0
2012	13.356612	15.205078	13.84%	0
2011	13.751509	13.356612	-2.87%	0
2010	11.799886	13.751509	16.54%	0
2009	9.280914	11.799886	27.14%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.778738	12.834061	-6.86%	0
2017	12.252329	13.778738	12.46%	0
2016	11.659883	12.252329	5.08%	0
2015	12.032856	11.659883	-3.10%	0
2014	11.937478	12.032856	0.80%	0
2013	10.107251	11.937478	18.11%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.633433	10.113444	-4.89%	0
2017	10.137764	10.633433	4.89%	0
2016	9.173420	10.137764	10.51%	0
2015*	10.000000	9.173420	-8.27%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.888341	9.614665	-2.77%	0
2017	9.781121	9.888341	1.10%	0
2016	9.745609	9.781121	0.36%	0
2015*	10.000000	9.745609	-2.54%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.606530	11.430957	-9.33%	0
2017	11.047738	12.606530	14.11%	0
2016	9.717709	11.047738	13.69%	0
2015*	10.000000	9.717709	-2.82%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.132559	14.602515	-9.48%	0
2017	14.483722	16.132559	11.38%	0
2016	14.244007	14.483722	1.68%	0
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.155818	9.548744	-5.98%	0
2017*	10.000000	10.155818	1.56%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.218375	13.192522	-18.66%	0
2017	14.814873	16.218375	9.47%	0
2016	11.537475	14.814873	28.41%	0
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.155382	10.863121	-17.42%	0
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	41.587202	37.073961	-10.85%	0
2017	37.770273	41.587202	10.11%	0
2016	30.668313	37.770273	23.16%	0
2015	32.057013	30.668313	-4.33%	0
2014	31.133452	32.057013	2.97%	0
2013	22.587974	31.133452	37.83%	0
2012	19.925196	22.587974	13.36%	0
2011	20.227547	19.925196	-1.49%	0
2010	16.411804	20.227547	23.25%	0
2009	13.401442	16.411804	22.46%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	29.744408	27.716970	-6.82%	0
2017	25.051055	29.744408	18.74%	0
2016	22.948312	25.051055	9.16%	0
2015	23.226905	22.948312	-1.20%	0
2014	20.965619	23.226905	10.79%	0
2013	16.251584	20.965619	29.01%	0
2012	14.368974	16.251584	13.10%	0
2011	14.435165	14.368974	-0.46%	0
2010	12.866647	14.435165	12.19%	0
2009	10.421639	12.866647	23.46%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.205186	23.841961	-9.02%	0
2017	21.062906	26.205186	24.41%	0
2016	19.977456	21.062906	5.43%	0
2015	20.964517	19.977456	-4.71%	0
2014	19.849688	20.964517	5.62%	0
2013	16.772047	19.849688	18.35%	0
2012	15.547700	16.772047	7.87%	0
2011	14.596711	15.547700	6.52%	0
2010	12.953195	14.596711	12.69%	0
2009	10.819266	12.953195	19.72%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	24.845216	19.639512	-20.95%	0
2017	20.393497	24.845216	21.83%	0
2016	17.826206	20.393497	14.40%	0
2015	18.670247	17.826206	-4.52%	0
2014	18.812448	18.670247	-0.76%	0
2013	12.957771	18.812448	45.18%	0
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.351765	10.129698	-2.15%	0
2017	10.216131	10.351765	1.33%	0
2016	9.572984	10.216131	6.72%	0
2015	9.871289	9.572984	-3.02%	0
2014	10.020537	9.871289	-1.49%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.028649	-9.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.024731	12.656333	-2.83%	0
2017	12.816042	13.024731	1.63%	0
2016	12.637213	12.816042	1.42%	0
2015	12.958643	12.637213	-2.48%	0
2014	12.780869	12.958643	1.39%	0
2013	12.951170	12.780869	-1.31%	0
2012	12.081621	12.951170	7.20%	0
2011	12.093088	12.081621	-0.09%	0
2010	11.401817	12.093088	6.06%	0
2009	9.687723	11.401817	17.69%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.203028	-17.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.941459	14.947469	-6.24%	0
2017	14.427801	15.941459	10.49%	0
2016	13.996849	14.427801	3.08%	0
2015	14.365999	13.996849	-2.57%	0
2014	14.073984	14.365999	2.07%	0
2013	12.693424	14.073984	10.88%	0
2012	11.614386	12.693424	9.29%	0
2011	11.907821	11.614386	-2.46%	0
2010	10.801733	11.907821	10.24%	0
2009	8.896602	10.801733	21.41%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.141212	15.767463	-8.01%	0
2017	15.051433	17.141212	13.88%	0
2016	14.522838	15.051433	3.64%	0
2015	14.895181	14.522838	-2.50%	0
2014	14.538820	14.895181	2.45%	0
2013	12.836107	14.538820	13.27%	0
2012	11.590432	12.836107	10.75%	0
2011	11.981254	11.590432	-3.26%	0
2010	10.698813	11.981254	11.99%	0
2009	8.496988	10.698813	25.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.656600	16.800216	-9.95%	0
2017	15.780255	18.656600	18.23%	0
2016	15.144318	15.780255	4.20%	0
2015	15.543617	15.144318	-2.57%	0
2014	15.150319	15.543617	2.60%	0
2013	12.739850	15.150319	18.92%	0
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	0
2010	10.451533	11.864210	13.52%	0
2009	8.134146	10.451533	28.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.809701	11.052577	-6.41%	0
2017	10.382791	11.809701	13.74%	0
2016*	10.000000	10.382791	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.658822	11.537485	-26.32%	0
2017	16.441947	15.658822	-4.76%	0
2016	12.572555	16.441947	30.78%	0
2015	16.196986	12.572555	-22.38%	0
2014	18.956324	16.196986	-14.56%	0
2013	15.588906	18.956324	21.60%	0
2012	15.196504	15.588906	2.58%	0
2011	16.364877	15.196504	-7.14%	0
2010	14.021066	16.364877	16.72%	0
2009	9.699975	14.021066	44.55%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.780893	23.093680	-10.42%	0
2017	23.363333	25.780893	10.35%	0
2016	20.262544	23.363333	15.30%	0
2015	21.602273	20.262544	-6.20%	0
2014	20.330445	21.602273	6.26%	0
2013	16.237313	20.330445	25.21%	0
2012	14.162482	16.237313	14.65%	0
2011	14.364228	14.162482	-1.40%	0
2010	12.761021	14.364228	12.56%	0
2009	10.030605	12.761021	27.22%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.799909	11.383621	-11.06%	0
2017	11.205548	12.799909	14.23%	0
2016*	10.000000	11.205548	12.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	31.653049	30.866460	-2.49%	0
2017	23.968339	31.653049	32.06%	0
2016	24.334775	23.968339	-1.51%	0
2015	23.239538	24.334775	4.71%	0
2014	21.372184	23.239538	8.74%	0
2013	16.043496	21.372184	33.21%	0
2012	14.317850	16.043496	12.05%	0
2011	14.621627	14.317850	-2.08%	0
2010	12.051597	14.621627	21.33%	0
2009	9.614980	12.051597	25.34%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.331791	12.954228	-2.83%	0
2017	13.087584	13.331791	1.87%	0
2016	12.788094	13.087584	2.34%	0
2015	13.167636	12.788094	-2.88%	0
2014	12.728167	13.167636	3.45%	0
2013	13.268945	12.728167	-4.08%	0
2012	12.828449	13.268945	3.43%	0
2011	12.235391	12.828449	4.85%	0
2010	11.614755	12.235391	5.34%	0
2009	10.269217	11.614755	13.10%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	43.146455	36.014244	-16.53%	0
2017	36.542034	43.146455	18.07%	0
2016	33.330604	36.542034	9.64%	0
2015	34.591680	33.330604	-3.65%	0
2014	33.306743	34.591680	3.86%	0
2013	25.026513	33.306743	33.09%	0
2012	22.303535	25.026513	12.21%	0
2011	25.541510	22.303535	-12.68%	0
2010	20.280943	25.541510	25.94%	0
2009	14.815738	20.280943	36.89%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	24.647223	20.504307	-16.81%	0
2017	19.356724	24.647223	27.33%	0
2016	20.859713	19.356724	-7.21%	0
2015	20.616729	20.859713	1.18%	0
2014	22.952684	20.616729	-10.18%	0
2013	18.002140	22.952684	27.50%	0
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.009549	11.002684	-8.38%	0
2017	11.814582	12.009549	1.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	34.509815	27.884005	-19.20%	0
2017	29.583658	34.509815	16.65%	0
2016	27.638477	29.583658	7.04%	0
2015	29.146923	27.638477	-5.18%	0
2014	27.937400	29.146923	4.33%	0
2013	21.908811	27.937400	27.52%	0
2012	17.603902	21.908811	24.45%	0
2011	19.757329	17.603902	-10.90%	0
2010	15.965456	19.757329	23.75%	0
2009	10.371849	15.965456	53.93%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.444745	11.897039	-11.51%	0
2017	12.257055	13.444745	9.69%	0
2016	11.055662	12.257055	10.87%	0
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.697261	14.711985	-6.28%	0
2017	14.611436	15.697261	7.43%	0
2016	13.081817	14.611436	11.69%	0
2015	14.369332	13.081817	-8.96%	0
2014	14.022809	14.369332	2.47%	0
2013	12.564571	14.022809	11.61%	0
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	0
2009	7.746080	10.288120	32.82%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	29.890957	27.789004	-7.03%	0
2017	25.310964	29.890957	18.09%	0
2016	22.267008	25.310964	13.67%	0
2015	23.593773	22.267008	-5.62%	0
2014	22.154981	23.593773	6.49%	0
2013	17.440515	22.154981	27.03%	0
2012	15.903977	17.440515	9.66%	0
2011	15.317214	15.903977	3.83%	0
2010	12.961698	15.317214	18.17%	0
2009	11.277073	12.961698	14.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	38.087705	32.498977	-14.67%	0
2017	35.139535	38.087705	8.39%	0
2016	27.554585	35.139535	27.53%	0
2015	30.375229	27.554585	-9.29%	0
2014	30.835021	30.375229	-1.49%	0
2013	23.106579	30.835021	33.45%	0
2012	19.927081	23.106579	15.96%	0
2011	21.138214	19.927081	-5.73%	0
2010	16.830295	21.138214	25.60%	0
2009	13.303765	16.830295	26.51%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.586693	9.555313	-17.53%	0
2017	8.424175	11.586693	37.54%	0
2016	7.322716	8.424175	15.04%	0
2015	9.299025	7.322716	-21.25%	0
2014*	10.000000	9.299025	-7.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	22.446192	18.588625	-17.19%	0
2017	19.636579	22.446192	14.31%	0
2016	18.704336	19.636579	4.98%	0
2015	20.421896	18.704336	-8.41%	0
2014	23.461147	20.421896	-12.95%	0
2013	19.477749	23.461147	20.45%	0
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.134053	9.119119	-0.16%	0
2017	9.148509	9.134053	-0.16%	0
2016	9.072841	9.148509	0.83%	0
2015	9.679459	9.072841	-6.27%	0
2014	9.704165	9.679459	-0.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.034213	11.275097	-6.31%	0
2017	10.861244	12.034213	10.80%	0
2016	10.626963	10.861244	2.20%	0
2015	11.519530	10.626963	-7.75%	0
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.357926	-6.42%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.980775	9.279003	-7.03%	0
2017	9.827939	9.980775	1.56%	0
2016	10.081820	9.827939	-2.52%	0
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.761990	16.719007	-5.87%	0
2017	14.274518	17.761990	24.43%	0
2016	14.284339	14.274518	-0.07%	0
2015	13.921999	14.284339	2.60%	0
2014	13.140017	13.921999	5.95%	0
2013	9.596074	13.140017	36.93%	0
2012*	10.000000	9.596074	-4.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.848465	12.855430	-13.42%	0
2017	13.221007	14.848465	12.31%	0
2016	11.927027	13.221007	10.85%	0
2015	12.721241	11.927027	-6.24%	0
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.954986	14.708076	-7.82%	0
2017	13.335205	15.954986	19.65%	0
2016	13.536068	13.335205	-1.48%	0
2015	13.676915	13.536068	-1.03%	0
2014	12.965892	13.676915	5.48%	0
2013	9.690174	12.965892	33.80%	0
2012*	10.000000	9.690174	-3.10%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.047715	13.935898	-7.39%	0
2017	12.988322	15.047715	15.86%	0
2016	13.608931	12.988322	-4.56%	0
2015	15.159096	13.608931	-10.23%	0
2014	16.336613	15.159096	-7.21%	0
2013	13.328635	16.336613	22.57%	0
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0
2010	11.801289	12.562358	6.45%	0
2009*	10.000000	11.801289	18.01%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.661327	12.138099	-4.13%	0
2017	12.116352	12.661327	4.50%	0
2016	10.645941	12.116352	13.81%	0
2015	11.624989	10.645941	-8.42%	0
2014	11.646447	11.624989	-0.18%	0
2013	10.760372	11.646447	8.23%	0
2012*	10.000000	10.760372	7.60%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.062719	15.722390	-2.12%	0
2017	12.922235	16.062719	24.30%	0
2016	12.431672	12.922235	3.95%	0
2015	13.470510	12.431672	-7.71%	0
2014	12.749157	13.470510	5.66%	0
2013	10.016988	12.749157	27.28%	0
2012*	10.000000	10.016988	0.17%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	25.622418	25.202502	-1.64%	0
2017	22.141613	25.622418	15.72%	0
2016	21.666925	22.141613	2.19%	0
2015	22.029966	21.666925	-1.65%	0
2014	20.779140	22.029966	6.02%	0
2013	17.707353	20.779140	17.35%	0
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.870034	9.542250	-3.32%	0
2017	9.749147	9.870034	1.24%	0
2016	9.736301	9.749147	0.13%	0
2015*	10.000000	9.736301	-2.64%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	38.623804	38.477715	-0.38%	0
2017	30.331295	38.623804	27.34%	0
2016	30.374348	30.331295	-0.14%	0
2015	27.703016	30.374348	9.64%	0
2014	26.074827	27.703016	6.24%	0
2013	20.338543	26.074827	28.20%	0
2012	16.765168	20.338543	21.31%	0
2011	18.392106	16.765168	-8.85%	0
2010	17.634224	18.392106	4.30%	0
2009	12.329659	17.634224	43.02%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.839276	22.571747	-1.17%	0
2017	16.089229	22.839276	41.95%	0
2016	14.426641	16.089229	11.52%	0
2015	14.074718	14.426641	2.50%	0
2014	13.140911	14.074718	7.11%	0
2013	9.908916	13.140911	32.62%	0
2012*	10.000000	9.908916	-0.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	28.858471	23.985188	-16.89%	0
2017	22.522457	28.858471	28.13%	0
2016	24.645731	22.522457	-8.62%	0
2015	27.591124	24.645731	-10.68%	0
2014	32.047066	27.591124	-13.90%	0
2013	28.628967	32.047066	11.94%	0
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.610855	8.463564	-20.24%	0
2017	8.474127	10.610855	25.21%	0
2016	7.162546	8.474127	18.31%	0
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.096855	9.787228	-3.07%	0
2017	9.924131	10.096855	1.74%	0
2016*	10.000000	9.924131	-0.76%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.122666	15.519061	-3.74%	0
2017	13.028378	16.122666	23.75%	0
2016	12.224668	13.028378	6.57%	0
2015	12.754237	12.224668	-4.15%	0
2014	14.076204	12.754237	-9.39%	0
2013	10.176152	14.076204	38.33%	0
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	32.320809	28.375972	-12.21%	0
2017	28.117243	32.320809	14.95%	0
2016	25.228559	28.117243	11.45%	0
2015	25.999421	25.228559	-2.96%	0
2014	24.086185	25.999421	7.94%	0
2013	18.134765	24.086185	32.82%	0
2012	15.977548	18.134765	13.50%	0
2011	16.387708	15.977548	-2.50%	0
2010	15.043167	16.387708	8.94%	0
2009	12.542134	15.043167	19.94%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.043002	16.836698	-11.59%	0
2017	15.329102	19.043002	24.23%	0
2016	15.070105	15.329102	1.72%	0
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.596857	12.408193	-1.50%	0
2017	10.038660	12.596857	25.48%	0
2016	9.682538	10.038660	3.68%	0
2015*	10.000000	9.682538	-3.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.727116	12.351290	-2.95%	0
2017	12.269480	12.727116	3.73%	0
2016	11.832176	12.269480	3.70%	0
2015	12.181192	11.832176	-2.87%	0
2014	11.561443	12.181192	5.36%	0
2013	11.872305	11.561443	-2.62%	0
2012	11.100878	11.872305	6.95%	0
2011	10.751599	11.100878	3.25%	0
2010	10.272077	10.751599	4.67%	0
2009	9.587654	10.272077	7.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	23.435966	21.335885	-8.96%	0
2017	21.832320	23.435966	7.35%	0
2016	20.155364	21.832320	8.32%	0
2015	20.821991	20.155364	-3.20%	0
2014	20.660629	20.821991	0.78%	0
2013	23.117388	20.660629	-10.63%	0
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.160679	9.166116	-9.79%	0
2017	9.216549	10.160679	10.24%	0
2016	8.183952	9.216549	12.62%	0
2015*	10.000000	8.183952	-18.16%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.544097	16.857464	-9.10%	0
2017	16.108945	18.544097	15.12%	0
2016	14.814894	16.108945	8.73%	0
2015	16.292738	14.814894	-9.07%	0
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.288878	22.421895	-11.34%	0
2017	23.807710	25.288878	6.22%	0
2016	20.218003	23.807710	17.76%	0
2015	21.600674	20.218003	-6.40%	0
2014	19.524697	21.600674	10.63%	0
2013	15.138435	19.524697	28.97%	0
2012	13.505087	15.138435	12.09%	0
2011	13.720413	13.505087	-1.57%	0
2010	12.379296	13.720413	10.83%	0
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.461911	15.319782	-6.94%	0
2017	14.513291	16.461911	13.43%	0
2016	13.592853	14.513291	6.77%	0
2015	13.742108	13.592853	-1.09%	0
2014	13.362852	13.742108	2.84%	0
2013	11.065785	13.362852	20.76%	0
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	0
2010	9.000512	9.875579	9.72%	0
2009	7.445547	9.000512	20.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.956121	10.615125	-3.11%	0
2017	10.836736	10.956121	1.10%	0
2016	10.777266	10.836736	0.55%	0
2015	11.028314	10.777266	-2.28%	0
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.097504	16.941353	-11.29%	0
2017	14.886099	19.097504	28.29%	0
2016	15.168365	14.886099	-1.86%	0
2015	14.534816	15.168365	4.36%	0
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.378120	18.854042	-2.70%	0
2017	15.479507	19.378120	25.19%	0
2016	14.489284	15.479507	6.83%	0
2015	13.899208	14.489284	4.25%	0
2014	13.130864	13.899208	5.85%	0
2013	10.342945	13.130864	26.95%	0
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	0
2009	6.121705	8.321680	35.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.363646	15.676115	-4.20%	0
2017	13.700851	16.363646	19.44%	0
2016	12.590793	13.700851	8.82%	0
2015	12.716135	12.590793	-0.99%	0
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.085323	14.427917	-4.36%	0
2017	14.483153	15.085323	4.16%	0
2016	13.608688	14.483153	6.43%	0
2015	14.307050	13.608688	-4.88%	0
2014	14.060417	14.307050	1.75%	0
2013	14.517954	14.060417	-3.15%	0
2012	13.204942	14.517954	9.94%	0
2011	12.772013	13.204942	3.39%	0
2010	11.790877	12.772013	8.32%	0
2009	9.678036	11.790877	21.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	28.380985	25.722267	-9.37%	0
2017	24.618549	28.380985	15.28%	0
2016	21.375828	24.618549	15.17%	0
2015	23.344310	21.375828	-8.43%	0
2014	21.879839	23.344310	6.69%	0
2013	16.509610	21.879839	32.53%	0
2012	14.264017	16.509610	15.74%	0
2011	14.942924	14.264017	-4.54%	0
2010	13.214377	14.942924	13.08%	0
2009	10.517723	13.214377	25.64%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.819546	9.698848	-10.36%	0
2017	9.326132	10.819546	16.01%	0
2016	9.245744	9.326132	0.87%	0
2015*	10.000000	9.245744	-7.54%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.043367	0.43%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.065972	20.013001	-5.00%	0
2017	20.144447	21.065972	4.57%	0
2016	18.014610	20.144447	11.82%	0
2015	18.884071	18.014610	-4.60%	0
2014	18.799828	18.884071	0.45%	0
2013	17.925524	18.799828	4.88%	0
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	0
2010	14.173966	15.709798	10.84%	0
2009	9.911311	14.173966	43.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.455226	15.308945	-6.97%	0
2017	13.464665	16.455226	22.21%	0
2016	12.106069	13.464665	11.22%	0
2015	12.508653	12.106069	-3.22%	0
2014	11.984366	12.508653	4.37%	0
2013	8.524210	11.984366	40.59%	0
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0
2010	7.616165	8.607930	13.02%	0
2009	5.083276	7.616165	49.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.559338	16.186973	-7.82%	0
2017	15.144614	17.559338	15.94%	0
2016	14.041263	15.144614	7.86%	0
2015	14.395374	14.041263	-2.46%	0
2014	13.298953	14.395374	8.24%	0
2013	9.799276	13.298953	35.71%	0
2012	8.982352	9.799276	9.09%	0
2011	9.479541	8.982352	-5.24%	0
2010	7.832337	9.479541	21.03%	0
2009	6.091458	7.832337	28.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.631003	12.789562	-12.59%	0
2017	12.467802	14.631003	17.35%	0
2016	11.745645	12.467802	6.15%	0
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.335298	12.246253	-8.17%	0
2017	12.149391	13.335298	9.76%	0
2016	11.688970	12.149391	3.94%	0
2015	12.061403	11.688970	-3.09%	0
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.167346	12.743051	-10.05%	0
2017	12.488991	14.167346	13.44%	0
2016	11.879831	12.488991	5.13%	0
2015	12.291814	11.879831	-3.35%	0
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.803862	11.259382	-4.61%	0
2017	11.329798	11.803862	4.18%	0
2016	11.056236	11.329798	2.47%	0
2015	11.371089	11.056236	-2.77%	0
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.756030	10.706283	-8.93%	0
2017	10.457235	11.756030	12.42%	0
2016	10.113516	10.457235	3.40%	0
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.072361	10.987179	-8.99%	0
2017	10.462807	12.072361	15.38%	0
2016	10.056438	10.462807	4.04%	0
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.787859	12.546663	-9.00%	0
2017	12.350333	13.787859	11.64%	0
2016	11.812058	12.350333	4.56%	0
2015	12.189216	11.812058	-3.09%	0
2014	11.900459	12.189216	2.43%	0
2013	10.313226	11.900459	15.39%	0
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.376021	12.741569	-11.37%	0
2017	12.429967	14.376021	15.66%	0
2016	11.794064	12.429967	5.39%	0
2015	12.225250	11.794064	-3.53%	0
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.876782	12.010625	-6.73%	0
2017	11.962895	12.876782	7.64%	0
2016	11.521522	11.962895	3.83%	0
2015	11.889315	11.521522	-3.09%	0
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.948491	11.621711	-2.73%	0
2017	11.708490	11.948491	2.05%	0
2016	11.383100	11.708490	2.86%	0
2015	11.724577	11.383100	-2.91%	0
2014	11.434934	11.724577	2.53%	0
2013	11.928175	11.434934	-4.14%	0
2012	11.330575	11.928175	5.27%	0
2011	10.887822	11.330575	4.07%	0
2010	10.410060	10.887822	4.59%	0
2009	9.787083	10.410060	6.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.738197	12.294310	-3.48%	0
2017	12.531982	12.738197	1.65%	0
2016	12.380527	12.531982	1.22%	0
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.620784	11.981188	-12.04%	0
2017	11.795397	13.620784	15.48%	0
2016	10.810523	11.795397	9.11%	0
2015	11.396837	10.810523	-5.14%	0
2014	11.282383	11.396837	1.01%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.650168	11.420719	-9.72%	0
2017	11.344902	12.650168	11.51%	0
2016	10.647934	11.344902	6.55%	0
2015	11.065737	10.647934	-3.78%	0
2014	11.091163	11.065737	-0.23%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.802802	26.810085	-3.57%	0
2017	22.336623	27.802802	24.47%	0
2016	22.069127	22.336623	1.21%	0
2015	21.494441	22.069127	2.67%	0
2014	20.213544	21.494441	6.34%	0
2013	15.142011	20.213544	33.49%	0
2012	13.054694	15.142011	15.99%	0
2011	13.668384	13.054694	-4.49%	0
2010	12.859078	13.668384	6.29%	0
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	33.998633	27.418682	-19.35%	0
2017	24.576697	33.998633	38.34%	0
2016	23.343809	24.576697	5.28%	0
2015	28.451231	23.343809	-17.95%	0
2014	30.812509	28.451231	-7.66%	0
2013	31.323080	30.812509	-1.63%	0
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.687967	11.441567	-2.11%	0
2017	11.688279	11.687967	0.00%	0
2016	11.844376	11.688279	-1.32%	0
2015	12.105446	11.844376	-2.16%	0
2014	11.818782	12.105446	2.43%	0
2013	12.576205	11.818782	-6.02%	0
2012	12.459214	12.576205	0.94%	0
2011	11.858848	12.459214	5.06%	0
2010	11.554510	11.858848	2.63%	0
2009	11.487475	11.554510	0.58%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.583302	8.523298	-0.70%	0
2017	8.725671	8.583302	-1.63%	0
2016	8.907098	8.725671	-2.04%	0
2015	9.093515	8.907098	-2.05%	0
2014	9.283829	9.093515	-2.05%	0
2013	9.478132	9.283829	-2.05%	0
2012	9.677044	9.478132	-2.06%	0
2011	9.879005	9.677044	-2.04%	0
2010	10.085748	9.879005	-2.05%	0
2009	10.292513	10.085748	-2.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.880444	8.244325	-16.56%	0
2017	7.937505	9.880444	24.48%	0
2016	8.052141	7.937505	-1.42%	0
2015	8.494287	8.052141	-5.21%	0
2014	8.734954	8.494287	-2.76%	0
2013	7.585493	8.734954	15.15%	0
2012	6.721206	7.585493	12.86%	0
2011	7.624047	6.721206	-11.84%	0
2010	6.887836	7.624047	10.69%	0
2009	5.432161	6.887836	26.80%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.681808	8.983686	-15.90%	0
2017	8.761836	10.681808	21.91%	0
2016	8.898158	8.761836	-1.53%	0
2015	9.212385	8.898158	-3.41%	0
2014	10.025591	9.212385	-8.11%	0
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	27.413353	24.470787	-10.73%	0
2017	23.630355	27.413353	16.01%	0
2016	22.037069	23.630355	7.23%	0
2015	22.725148	22.037069	-3.03%	0
2014	22.099056	22.725148	2.83%	0
2013	17.730313	22.099056	24.64%	0
2012	15.618402	17.730313	13.52%	0
2011	16.597157	15.618402	-5.90%	0
2010	14.781833	16.597157	12.28%	0
2009	11.863639	14.781833	24.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.492792	15.369476	-6.81%	0
2017	15.150577	16.492792	8.86%	0
2016	14.549762	15.150577	4.13%	0
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.656045	18.005170	-8.40%	0
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.688511	13.164596	-3.83%	0
2017	13.222778	13.688511	3.52%	0
2016	12.946736	13.222778	2.13%	0
2015	13.182805	12.946736	-1.79%	0
2014	12.954716	13.182805	1.76%	0
2013	12.616255	12.954716	2.68%	0
2012	12.247086	12.616255	3.01%	0
2011	12.146789	12.247086	0.83%	0
2010	11.710874	12.146789	3.72%	0
2009	10.960275	11.710874	6.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.667897	10.784497	-7.57%	0
2017	10.445733	11.667897	11.70%	0
2016	10.087934	10.445733	3.55%	0
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.033649	11.072042	-7.99%	0
2017	10.503103	12.033649	14.57%	0
2016	10.025458	10.503103	4.76%	0
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.562072	18.994341	-7.62%	0
2017	18.588258	20.562072	10.62%	0
2016	17.711094	18.588258	4.95%	0
2015	18.142508	17.711094	-2.38%	0
2014	17.609812	18.142508	3.02%	0
2013	15.415135	17.609812	14.24%	0
2012	14.202895	15.415135	8.54%	0
2011	14.505369	14.202895	-2.09%	0
2010	13.351629	14.505369	8.64%	0
2009	11.441639	13.351629	16.69%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.572893	22.206751	-9.63%	0
2017	21.499737	24.572893	14.29%	0
2016	20.232410	21.499737	6.26%	0
2015	20.807751	20.232410	-2.77%	0
2014	20.239948	20.807751	2.81%	0
2013	16.884961	20.239948	19.87%	0
2012	15.153935	16.884961	11.42%	0
2011	15.806595	15.153935	-4.13%	0
2010	14.301683	15.806595	10.52%	0
2009	11.737844	14.301683	21.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.064318	16.088863	-5.72%	0
2017	15.951111	17.064318	6.98%	0
2016	15.405440	15.951111	3.54%	0
2015	15.732684	15.405440	-2.08%	0
2014	15.335156	15.732684	2.59%	0
2013	14.169038	15.335156	8.23%	0
2012	13.389767	14.169038	5.82%	0
2011	13.393125	13.389767	-0.03%	0
2010	12.600211	13.393125	6.29%	0
2009	11.228823	12.600211	12.21%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.617147	10.829208	-6.78%	0
2017	10.088684	11.617147	15.15%	0
2016	9.488222	10.088684	6.33%	0
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.736963	12.153182	-4.58%	0
2017	10.684523	12.736963	19.21%	0
2016	9.911859	10.684523	7.80%	0
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	40.591720	35.228948	-13.21%	0
2017	35.791133	40.591720	13.41%	0
2016	30.375072	35.791133	17.83%	0
2015	31.817149	30.375072	-4.53%	0
2014	29.686482	31.817149	7.18%	0
2013	22.779330	29.686482	30.32%	0
2012	19.797870	22.779330	15.06%	0
2011	20.739090	19.797870	-4.54%	0
2010	16.776873	20.739090	23.62%	0
2009	12.524529	16.776873	33.95%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.778733	9.612816	-18.39%	0
2017	9.578487	11.778733	22.97%	0
2016	10.026232	9.578487	-4.47%	0
2015	10.303543	10.026232	-2.69%	0
2014	10.663383	10.303543	-3.37%	0
2013	8.991347	10.663383	18.60%	0
2012	7.946615	8.991347	13.15%	0
2011	8.976518	7.946615	-11.47%	0
2010	8.052542	8.976518	11.47%	0
2009	6.040119	8.052542	33.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.541489	13.391928	-19.04%	0
2017	13.781050	16.541489	20.03%	0
2016	13.401131	13.781050	2.83%	0
2015	14.454383	13.401131	-7.29%	0
2014	16.338060	14.454383	-11.53%	0
2013	13.779354	16.338060	18.57%	0
2012	12.019327	13.779354	14.64%	0
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.661307	16.717633	-5.34%	0
2017	13.881945	17.661307	27.23%	0
2016	13.895137	13.881945	-0.09%	0
2015	13.755464	13.895137	1.02%	0
2014	12.749489	13.755464	7.89%	0
2013	9.683662	12.749489	31.66%	0
2012	8.512790	9.683662	13.75%	0
2011	8.980902	8.512790	-5.21%	0
2010	7.948024	8.980902	13.00%	0
2009	6.273070	7.948024	26.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.726807	13.586007	-13.61%	0
2017	14.038742	15.726807	12.02%	0
2016	12.350084	14.038742	13.67%	0
2015	13.057321	12.350084	-5.42%	0
2014	12.091986	13.057321	7.98%	0
2013	9.142537	12.091986	32.26%	0
2012	7.937921	9.142537	15.18%	0
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0
2009	6.261242	7.814020	24.80%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.457551	15.892523	-8.96%	0
2017	13.975373	17.457551	24.92%	0
2016	13.452434	13.975373	3.89%	0
2015	13.781662	13.452434	-2.39%	0
2014	13.565524	13.781662	1.59%	0
2013	9.991851	13.565524	35.77%	0
2012	8.898342	9.991851	12.29%	0
2011	9.507383	8.898342	-6.41%	0
2010	7.674790	9.507383	23.88%	0
2009	6.183862	7.674790	24.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.254921	17.227576	-14.95%	0
2017	18.163865	20.254921	11.51%	0
2016	15.768607	18.163865	15.19%	0
2015	16.577025	15.768607	-4.88%	0
2014	14.462419	16.577025	14.62%	0
2013	10.882378	14.462419	32.90%	0
2012	9.549696	10.882378	13.96%	0
2011	9.980860	9.549696	-4.32%	0
2010	8.517404	9.980860	17.18%	0
2009	6.664890	8.517404	27.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	26.853890	24.139204	-10.11%	0
2017	21.993513	26.853890	22.10%	0
2016	20.778197	21.993513	5.85%	0
2015	21.101359	20.778197	-1.53%	0
2014	21.009754	21.101359	0.44%	0
2013	14.900378	21.009754	41.00%	0
2012	13.451732	14.900378	10.77%	0
2011	13.852001	13.451732	-2.89%	0
2010	11.303862	13.852001	22.54%	0
2009	9.073640	11.303862	24.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	38.187056	30.995463	-18.83%	0
2017	35.846259	38.187056	6.53%	0
2016	29.132272	35.846259	23.05%	0
2015	31.738219	29.132272	-8.21%	0
2014	30.349267	31.738219	4.58%	0
2013	22.127653	30.349267	37.16%	0
2012	18.778768	22.127653	17.83%	0
2011	20.276810	18.778768	-7.39%	0
2010	16.367565	20.276810	23.88%	0
2009	13.276762	16.367565	23.28%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	35.779475	30.544464	-14.63%	0
2017	32.267099	35.779475	10.89%	0
2016	26.880557	32.267099	20.04%	0
2015	27.973344	26.880557	-3.91%	0
2014	28.400971	27.973344	-1.51%	0
2013	20.629507	28.400971	37.67%	0
2012	18.278961	20.629507	12.86%	0
2011	19.810426	18.278961	-7.73%	0
2010	16.182369	19.810426	22.42%	0
2009	12.289743	16.182369	31.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.200294	25.588974	-2.33%	0
2017	22.243686	26.200294	17.79%	0
2016	20.428485	22.243686	8.89%	0
2015	20.718925	20.428485	-1.40%	0
2014	18.917203	20.718925	9.52%	0
2013	14.766366	18.917203	28.11%	0
2012	13.242415	14.766366	11.51%	0
2011	13.468070	13.242415	-1.68%	0
2010	12.143921	13.468070	10.90%	0
2009	9.874518	12.143921	22.98%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.587031	12.767029	-6.04%	0
2017	13.067760	13.587031	3.97%	0
2016	12.447076	13.067760	4.99%	0
2015	13.470072	12.447076	-7.59%	0
2014	10.692960	13.470072	25.97%	0
2013	10.629742	10.692960	0.59%	0
2012	9.389638	10.629742	13.21%	0
2011	9.031330	9.389638	3.97%	0
2010	7.102175	9.031330	27.16%	0
2009	5.555654	7.102175	27.84%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.516355	15.387540	-6.83%	0
2017	13.908851	16.516355	18.75%	0
2016	12.746506	13.908851	9.12%	0
2015	12.891727	12.746506	-1.13%	0
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.774306	9.651362	-1.26%	0
2017	9.823183	9.774306	-0.50%	0
2016	9.784401	9.823183	0.40%	0
2015	10.023374	9.784401	-2.38%	0
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	0
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.801213	13.719933	-13.17%	0
2017	14.127509	15.801213	11.85%	0
2016	11.932008	14.127509	18.40%	0
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.955829	13.175031	-17.43%	0
2017	13.273279	15.955829	20.21%	0
2016	13.400887	13.273279	-0.95%	0
2015	14.237119	13.400887	-5.87%	0
2014	15.824380	14.237119	-10.03%	0
2013	13.452307	15.824380	17.63%	0
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	4.17%	0
2009*	10.000000	12.855533	28.56%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	34.402807	31.483713	-8.49%	0
2017	28.195058	34.402807	22.02%	0
2016	27.633512	28.195058	2.03%	0
2015	27.934017	27.633512	-1.08%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.386922	9.287308	-1.06%	0
2017	9.498196	9.386922	-1.17%	0
2016	9.579637	9.498196	-0.85%	0
2015	9.762187	9.579637	-1.87%	0
2014	9.906069	9.762187	-1.45%	0
2013	10.051396	9.906069	-1.45%	0
2012	9.810513	10.051396	2.46%	0
2011	9.986428	9.810513	-1.76%	0
2010	9.683630	9.986428	3.13%	0
2009	8.723651	9.683630	11.00%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.986427	25.839964	-7.67%	0
2017	24.124355	27.986427	16.01%	0
2016	22.417042	24.124355	7.62%	0
2015	22.992821	22.417042	-2.50%	0
2014	21.266187	22.992821	8.12%	0
2013	15.777974	21.266187	34.78%	0
2012	14.515258	15.777974	8.70%	0
2011	15.289429	14.515258	-5.06%	0
2010	12.705323	15.289429	20.34%	0
2009	9.869584	12.705323	28.73%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.206433	10.272145	-8.34%	0
2017	10.377555	11.206433	7.99%	0
2016	10.011911	10.377555	3.65%	0
2015	10.733401	10.011911	-6.72%	0
2014	10.670968	10.733401	0.59%	0
2013	10.137401	10.670968	5.26%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.062923	10.740660	-10.96%	0
2017	10.495241	12.062923	14.94%	0
2016	10.189360	10.495241	3.00%	0
2015	11.479272	10.189360	-11.24%	0
2014	11.616846	11.479272	-1.18%	0
2013	10.256048	11.616846	13.27%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.932315	10.796407	-9.52%	0
2017	10.721443	11.932315	11.29%	0
2016	10.340786	10.721443	3.68%	0
2015	11.312030	10.340786	-8.59%	0
2014	11.267291	11.312030	0.40%	0
2013	10.273684	11.267291	9.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	37.046063	31.422635	-15.18%	0
2017	27.742686	37.046063	33.53%	0
2016	28.366295	27.742686	-2.20%	0
2015	27.934174	28.366295	1.55%	0
2014	27.944310	27.934174	-0.04%	0
2013	22.465264	27.944310	24.39%	0
2012	18.963486	22.465264	18.47%	0
2011	21.164432	18.963486	-10.40%	0
2010	18.674532	21.164432	13.33%	0
2009	13.681218	18.674532	36.50%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.256362	9.588969	-6.51%	0
2017	9.874342	10.256362	3.87%	0
2016	9.486116	9.874342	4.09%	0
2015	9.932170	9.486116	-4.49%	0
2014	9.893546	9.932170	0.39%	0
2013	10.137827	9.893546	-2.41%	0
2012*	10.000000	10.137827	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.714202	8.441594	-21.21%	0
2017	8.650185	10.714202	23.86%	0
2016	9.077206	8.650185	-4.70%	0
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	27.672231	24.907139	-9.99%	0
2017	24.220371	27.672231	14.25%	0
2016	22.215804	24.220371	9.02%	0
2015	21.997339	22.215804	0.99%	0
2014	20.342014	21.997339	8.14%	0
2013	15.800170	20.342014	28.75%	0
2012	13.833864	15.800170	14.21%	0
2011	14.167352	13.833864	-2.35%	0
2010	12.487411	14.167352	13.45%	0
2009	9.960457	12.487411	25.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	39.445536	34.560789	-12.38%	0
2017	35.351144	39.445536	11.58%	0
2016	30.668976	35.351144	15.27%	0
2015	33.342792	30.668976	-8.02%	0
2014	30.487417	33.342792	9.37%	0
2013	22.133651	30.487417	37.74%	0
2012	19.204473	22.133651	15.25%	0
2011	20.084220	19.204473	-4.38%	0
2010	16.662466	20.084220	20.54%	0
2009	12.427622	16.662466	34.08%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.143054	10.318904	-7.40%	0
2017	10.033269	11.143054	11.06%	0
2016	9.071907	10.033269	10.60%	0
2015	10.198911	9.071907	-11.05%	0
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.318045	9.617744	-6.79%	0
2017	9.594984	10.318045	7.54%	0
2016	8.652039	9.594984	10.90%	0
2015	9.047108	8.652039	-4.37%	0
2014	9.108516	9.047108	-0.67%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.336213	10.650294	-6.05%	0
2017	10.450942	11.336213	8.47%	0
2016	10.368032	10.450942	0.80%	0
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.716703	10.520709	-1.83%	0
2017	10.805073	10.716703	-0.82%	0
2016	10.888496	10.805073	-0.77%	0
2015	11.093216	10.888496	-1.85%	0
2014	11.241278	11.093216	-1.32%	0
2013	11.503255	11.241278	-2.28%	0
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	0
2009*	10.000000	10.894646	8.95%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.084781	10.017876	-0.66%	0
2017	10.063287	10.084781	0.21%	0
2016*	10.000000	10.063287	0.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.595843	10.311548	-2.68%	0
2017	10.319874	10.595843	2.67%	0
2016	10.269921	10.319874	0.49%	0
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.207440	10.044620	-10.38%	0
2017*	10.000000	11.207440	12.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.214489	13.250079	0.27%	0
2017	10.305404	13.214489	28.23%	0
2016*	10.000000	10.305404	3.05%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.585192	15.514986	-20.78%	0
2017	15.795322	19.585192	23.99%	0
2016	16.530564	15.795322	-4.45%	0
2015	16.852958	16.530564	-1.91%	0
2014	18.456705	16.852958	-8.69%	0
2013	14.712779	18.456705	25.45%	0
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
2010	14.050935	15.143020	7.77%	0
2009	11.509787	14.050935	22.08%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.140700	32.735636	-1.22%	0
2017	26.575298	33.140700	24.70%	0
2016	30.386149	26.575298	-12.54%	0
2015	27.582450	30.386149	10.16%	0
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	0
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.178363	5.032085	-29.90%	0
2017	7.475540	7.178363	-3.98%	0
2016	5.321370	7.475540	40.48%	0
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.342584	5.157631	-29.76%	0
2017	7.625306	7.342584	-3.71%	0
2016	5.416751	7.625306	40.77%	0
2015	8.309679	5.416751	-34.81%	0
2014	10.487293	8.309679	-20.76%	0
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	27.357289	27.143946	-0.78%	0
2017	22.190095	27.357289	23.29%	0
2016	21.024512	22.190095	5.54%	0
2015	22.101703	21.024512	-4.87%	0
2014	22.996187	22.101703	-3.89%	0
2013	15.627386	22.996187	47.15%	0
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0
2009	8.524956	12.746062	49.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.357828	11.208026	-9.30%	0
2017	11.040732	12.357828	11.93%	0
2016	10.909664	11.040732	1.20%	0
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	28.379791	26.156688	-7.83%	0
2017	24.441234	28.379791	16.11%	0
2016	22.475855	24.441234	8.74%	0
2015	22.635044	22.475855	-0.70%	0
2014	21.155170	22.635044	7.00%	0
2013	16.054899	21.155170	31.77%	0
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
2010	12.197285	13.469671	10.43%	0
2009	10.352356	12.197285	17.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.617208	-23.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	40.227133	33.354373	-17.08%	0
2017	36.408893	40.227133	10.49%	0
2016	29.799540	36.408893	22.18%	0
2015	32.276721	29.799540	-7.67%	0
2014	30.261854	32.276721	6.66%	0
2013	22.458355	30.261854	34.75%	0
2012	19.364694	22.458355	15.98%	0
2011	21.645669	19.364694	-10.54%	0
2010	17.465534	21.645669	23.93%	0
2009	12.505596	17.465534	39.66%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.537282	11.926630	-4.87%	0
2017	12.351936	12.537282	1.50%	0
2016	12.085906	12.351936	2.20%	0
2015	12.657600	12.085906	-4.52%	0
2014	12.516108	12.657600	1.13%	0
2013	13.969137	12.516108	-10.40%	353
2012	13.288066	13.969137	5.13%	269
2011	12.145743	13.288066	9.41%	223
2010	11.802059	12.145743	2.91%	265
2009	10.937930	11.802059	7.90%	258

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	27.331372	24.829559	-9.15%	0
2017	23.205659	27.331372	17.78%	0
2016	20.938234	23.205659	10.83%	0
2015	22.740239	20.938234	-7.92%	0
2014	20.678064	22.740239	9.97%	0
2013	15.589639	20.678064	32.64%	0
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
2010	12.394558	13.816394	11.47%	0
2009	10.749808	12.394558	15.30%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	27.692468	23.593780	-14.80%	0
2017	25.374833	27.692468	9.13%	0
2016	21.119632	25.374833	20.15%	0
2015	21.918914	21.119632	-3.65%	0
2014	19.261251	21.918914	13.80%	0
2013	15.145649	19.261251	27.17%	0
2012	13.311218	15.145649	13.78%	1,126
2011	13.711769	13.311218	-2.92%	1,630
2010	11.771784	13.711769	16.48%	1,661
2009	9.263543	11.771784	27.08%	1,901
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.742535	12.793770	-6.90%	0
2017	12.226361	13.742535	12.40%	0
2016	11.641093	12.226361	5.03%	0
2015	12.019600	11.641093	-3.15%	0
2014	11.930412	12.019600	0.75%	0
2013	10.106422	11.930412	18.05%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.618982	10.094515	-4.94%	0
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.874908	9.596670	-2.82%	0
2017	9.772808	9.874908	1.04%	0
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.589432	11.409599	-9.37%	0
2017	11.038366	12.589432	14.05%	0
2016	9.714392	11.038366	13.63%	0
2015*	10.000000	9.714392	-2.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.061355	14.530599	-9.53%	0
2017	14.427148	16.061355	11.33%	0
2016	14.195594	14.427148	1.63%	0
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.179793	13.154377	-18.70%	0
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.130826	10.837279	-17.47%	0
2017	11.658186	13.130826	12.63%	0
2016	10.336229	11.658186	12.79%	0
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	41.272688	36.774684	-10.90%	0
2017	37.503708	41.272688	10.05%	0
2016	30.467372	37.503708	23.09%	0
2015	31.863244	30.467372	-4.38%	0
2014	30.961078	31.863244	2.91%	0
2013	22.474371	30.961078	37.76%	0
2012	19.835131	22.474371	13.31%	0
2011	20.146375	19.835131	-1.54%	0
2010	16.354284	20.146375	23.19%	0
2009	13.361291	16.354284	22.40%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	29.519423	27.493199	-6.86%	0
2017	24.874226	29.519423	18.67%	0
2016	22.797927	24.874226	9.11%	0
2015	23.086481	22.797927	-1.25%	0
2014	20.849501	23.086481	10.73%	0
2013	16.169811	20.849501	28.94%	0
2012	14.303996	16.169811	13.04%	0
2011	14.377214	14.303996	-0.51%	0
2010	12.821532	14.377214	12.13%	0
2009	10.390411	12.821532	23.40%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.006995	23.649499	-9.06%	0
2017	20.914245	26.006995	24.35%	0
2016	19.846568	20.914245	5.38%	0
2015	20.837798	19.846568	-4.76%	0
2014	19.739772	20.837798	5.56%	0
2013	16.687695	19.739772	18.29%	0
2012	15.477413	16.687695	7.82%	0
2011	14.538119	15.477413	6.46%	0
2010	12.907789	14.538119	12.63%	0
2009	10.786840	12.907789	19.66%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	24.657263	19.480916	-20.99%	0
2017	20.249525	24.657263	21.77%	0
2016	17.709367	20.249525	14.34%	0
2015	18.557356	17.709367	-4.57%	0
2014	18.708238	18.557356	-0.81%	0
2013	12.892566	18.708238	45.11%	0
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
2010	10.164292	13.017637	28.07%	0
2009	8.255436	10.164292	23.12%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.327162	10.100426	-2.20%	0
2017	10.197053	10.327162	1.28%	0
2016	9.559951	10.197053	6.66%	0
2015	9.862874	9.559951	-3.07%	0
2014	10.017111	9.862874	-1.54%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.026932	-9.73%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.926251	12.554182	-2.88%	0
2017	12.725631	12.926251	1.58%	0
2016	12.554452	12.725631	1.36%	0
2015	12.880357	12.554452	-2.53%	0
2014	12.710153	12.880357	1.34%	0
2013	12.886085	12.710153	-1.37%	0
2012	12.027057	12.886085	7.14%	0
2011	12.044597	12.027057	-0.15%	0
2010	11.361897	12.044597	6.01%	0
2009	9.658725	11.361897	17.63%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.200226	-18.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.838739	14.843531	-6.28%	0
2017	14.342129	15.838739	10.44%	0
2016	13.920827	14.342129	3.03%	0
2015	14.295277	13.920827	-2.62%	0
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	0
2011	11.873459	11.574966	-2.51%	0
2010	10.776056	11.873459	10.18%	0
2009	8.879971	10.776056	21.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.030743	15.657816	-8.06%	0
2017	14.962036	17.030743	13.83%	0
2016	14.443940	14.962036	3.59%	0
2015	14.821828	14.443940	-2.55%	0
2014	14.474615	14.821828	2.40%	0
2013	12.785948	14.474615	13.21%	0
2012	11.551050	12.785948	10.69%	0
2011	11.946635	11.551050	-3.31%	0
2010	10.673348	11.946635	11.93%	0
2009	8.481095	10.673348	25.85%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.536369	16.683380	-10.00%	0
2017	15.686541	18.536369	18.17%	0
2016	15.062039	15.686541	4.15%	0
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	0
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
2011	11.829935	11.254305	-4.87%	0
2010	10.426657	11.829935	13.46%	0
2009	8.118923	10.426657	28.42%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.799710	11.037556	-6.46%	0
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.557870	11.457213	-26.36%	0
2017	16.344257	15.557870	-4.81%	0
2016	12.504226	16.344257	30.71%	0
2015	16.117204	12.504226	-22.42%	0
2014	18.872608	16.117204	-14.60%	0
2013	15.527989	18.872608	21.54%	0
2012	15.144867	15.527989	2.53%	0
2011	16.317591	15.144867	-7.19%	0
2010	13.987693	16.317591	16.66%	0
2009	9.681824	13.987693	44.47%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.585818	22.907168	-10.47%	0
2017	23.198359	25.585818	10.29%	0
2016	20.129717	23.198359	15.24%	0
2015	21.471624	20.129717	-6.25%	0
2014	20.217816	21.471624	6.20%	0
2013	16.155606	20.217816	25.14%	526
2012	14.098424	16.155606	14.59%	1,872
2011	14.306539	14.098424	-1.45%	2,450
2010	12.716264	14.306539	12.51%	2,574
2009	10.000530	12.716264	27.16%	2,670
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.789088	11.368158	-11.11%	0
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	31.413591	30.617218	-2.54%	0
2017	23.799118	31.413591	31.99%	0
2016	24.175276	23.799118	-1.56%	0
2015	23.099004	24.175276	4.66%	0
2014	21.253794	23.099004	8.68%	0
2013	15.962768	21.253794	33.15%	0
2012	14.253099	15.962768	12.00%	22
2011	14.562929	14.253099	-2.13%	23
2010	12.009351	14.562929	21.26%	25
2009	9.586162	12.009351	25.28%	27

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.230944	12.849635	-2.88%	0
2017	12.995201	13.230944	1.81%	0
2016	12.704293	12.995201	2.29%	0
2015	13.088037	12.704293	-2.93%	0
2014	12.657694	13.088037	3.40%	0
2013	13.202218	12.657694	-4.12%	0
2012	12.770479	13.202218	3.38%	512
2011	12.186292	12.770479	4.79%	441
2010	11.574050	12.186292	5.29%	490
2009	10.238451	11.574050	13.04%	478
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	42.820145	35.723508	-16.57%	0
2017	36.284131	42.820145	18.01%	0
2016	33.112218	36.284131	9.58%	0
2015	34.382591	33.112218	-3.69%	0
2014	33.122328	34.382591	3.80%	0
2013	24.900640	33.122328	33.02%	0
2012	22.202713	24.900640	12.15%	386
2011	25.439024	22.202713	-12.72%	384
2010	20.209885	25.439024	25.87%	723
2009	14.771355	20.209885	36.82%	291
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	24.460845	20.338794	-16.85%	0
2017	19.220118	24.460845	27.27%	0
2016	20.723042	19.220118	-7.25%	0
2015	20.492118	20.723042	1.13%	0
2014	22.825612	20.492118	-10.22%	0
2013	17.911606	22.825612	27.43%	0
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
2010	17.002840	18.781694	10.46%	0
2009	13.759764	17.002840	23.57%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.981023	10.970913	-8.43%	0
2017	11.792508	11.981023	1.60%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	34.248761	27.658853	-19.24%	0
2017	29.374803	34.248761	16.59%	0
2016	27.457345	29.374803	6.98%	0
2015	28.970697	27.457345	-5.22%	0
2014	27.782662	28.970697	4.28%	0
2013	21.798579	27.782662	27.45%	0
2012	17.524295	21.798579	24.39%	0
2011	19.678013	17.524295	-10.94%	0
2010	15.909472	19.678013	23.69%	0
2009	10.340763	15.909472	53.85%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.378577	11.832401	-11.56%	0
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.604021	14.617081	-6.32%	0
2017	14.532036	15.604021	7.38%	0
2016	13.017354	14.532036	11.64%	0
2015	14.305828	13.017354	-9.01%	14,372
2014	13.967963	14.305828	2.42%	17,187
2013	12.521814	13.967963	11.55%	17,277
2012	11.354426	12.521814	10.28%	17,364
2011	11.327373	11.354426	0.24%	23,210
2010	10.268844	11.327373	10.31%	24,172
2009	7.735514	10.268844	32.75%	23,315
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	29.664835	27.564611	-7.08%	0
2017	25.132268	29.664835	18.03%	0
2016	22.121066	25.132268	13.61%	0
2015	23.451094	22.121066	-5.67%	0
2014	22.032252	23.451094	6.44%	0
2013	17.352749	22.032252	26.97%	0
2012	15.832050	17.352749	9.61%	0
2011	15.255724	15.832050	3.78%	0
2010	12.916245	15.255724	18.11%	0
2009	11.243269	12.916245	14.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	37.799637	32.236596	-14.72%	0
2017	34.891526	37.799637	8.33%	0
2016	27.374044	34.891526	27.46%	0
2015	30.191621	27.374044	-9.33%	0
2014	30.664291	30.191621	-1.54%	0
2013	22.990371	30.664291	33.38%	0
2012	19.837005	22.990371	15.90%	1,033
2011	21.053389	19.837005	-5.78%	1,758
2010	16.771307	21.053389	25.53%	1,709
2009	13.263898	16.771307	26.44%	1,967

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.564997	9.532522	-17.57%	0
2017	8.412682	11.564997	37.47%	0
2016	7.316455	8.412682	14.98%	0
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	22.276441	18.438562	-17.23%	0
2017	19.497990	22.276441	14.25%	0
2016	18.581789	19.497990	4.93%	0
2015	20.298468	18.581789	-8.46%	0
2014	23.331260	20.298468	-13.00%	0
2013	19.379803	23.331260	20.39%	0
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
2010	18.031787	19.137481	6.13%	0
2009	13.440017	18.031787	34.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.112346	9.092780	-0.21%	0
2017	9.131417	9.112346	-0.21%	0
2016	9.060502	9.131417	0.78%	0
2015	9.671224	9.060502	-6.31%	0
2014	9.700854	9.671224	-0.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.999485	11.236788	-6.36%	0
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.354726	-6.45%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.957046	9.252187	-7.08%	0
2017	9.809567	9.957046	1.50%	0
2016	10.068100	9.809567	-2.57%	0
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.710646	16.662112	-5.92%	0
2017	14.240486	17.710646	24.37%	0
2016	14.257541	14.240486	-0.12%	0
2015	13.902985	14.257541	2.55%	0
2014	13.128774	13.902985	5.90%	0
2013	9.592755	13.128774	36.86%	0
2012*	10.000000	9.592755	-4.07%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.805622	12.811761	-13.47%	0
2017	13.189561	14.805622	12.25%	0
2016	11.904712	13.189561	10.79%	0
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.908849	14.658004	-7.86%	0
2017	13.303405	15.908849	19.58%	0
2016	13.510672	13.303405	-1.53%	0
2015	13.658221	13.510672	-1.08%	0
2014	12.954788	13.658221	5.43%	0
2013	9.686824	12.954788	33.74%	0
2012*	10.000000	9.686824	-3.13%	706
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.981312	13.867274	-7.44%	0
2017	12.937600	14.981312	15.80%	0
2016	13.562685	12.937600	-4.61%	0
2015	15.115308	13.562685	-10.27%	0
2014	16.297741	15.115308	-7.26%	0
2013	13.303702	16.297741	22.51%	0
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0
2010	11.797263	12.551668	6.39%	0
2009*	10.000000	11.797263	17.97%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.624780	12.096854	-4.18%	0
2017	12.087526	12.624780	4.44%	0
2016	10.626022	12.087526	13.75%	0
2015	11.609166	10.626022	-8.47%	0
2014	11.636539	11.609166	-0.24%	0
2013	10.756707	11.636539	8.18%	0
2012*	10.000000	10.756707	7.57%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.016357	15.668950	-2.17%	0
2017	12.891506	16.016357	24.24%	0
2016	12.408419	12.891506	3.89%	0
2015	13.452185	12.408419	-7.76%	0
2014	12.738315	13.452185	5.60%	0
2013	10.013576	12.738315	27.21%	0
2012*	10.000000	10.013576	0.14%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	25.428689	24.999106	-1.69%	0
2017	21.985379	25.428689	15.66%	0
2016	21.525001	21.985379	2.14%	0
2015	21.896850	21.525001	-1.70%	0
2014	20.664140	21.896850	5.97%	0
2013	17.618348	20.664140	17.29%	0
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
2010	15.112862	15.996999	5.85%	0
2009	12.292260	15.112862	22.95%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.856624	9.524387	-3.37%	0
2017	9.740863	9.856624	1.19%	0
2016	9.732986	9.740863	0.08%	0
2015*	10.000000	9.732986	-2.67%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	38.331710	38.167114	-0.43%	0
2017	30.117230	38.331710	27.28%	0
2016	30.175337	30.117230	-0.19%	0
2015	27.535550	30.175337	9.59%	0
2014	25.930457	27.535550	6.19%	0
2013	20.236256	25.930457	28.14%	683
2012	16.689381	20.236256	21.25%	2,051
2011	18.318292	16.689381	-8.89%	2,841
2010	17.572410	18.318292	4.24%	3,264
2009	12.292714	17.572410	42.95%	2,845
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.773268	22.494959	-1.22%	0
2017	16.050898	22.773268	41.88%	0
2016	14.399596	16.050898	11.47%	0
2015	14.055504	14.399596	2.45%	0
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	28.640129	23.791493	-16.93%	0
2017	22.363430	28.640129	28.07%	0
2016	24.484192	22.363430	-8.66%	0
2015	27.424288	24.484192	-10.72%	0
2014	31.869561	27.424288	-13.95%	0
2013	28.484938	31.869561	11.88%	0
2012	25.708882	28.484938	10.80%	0
2011	38.810611	25.708882	-33.76%	0
2010	31.709265	38.810611	22.40%	0
2009	18.087269	31.709265	75.31%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.585609	8.439087	-20.28%	0
2017	8.458267	10.585609	25.15%	0
2016	7.152777	8.458267	18.25%	0
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.088315	9.773931	-3.12%	0
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.076144	15.466335	-3.79%	0
2017	12.997400	16.076144	23.69%	0
2016	12.201816	12.997400	6.52%	0
2015	12.736892	12.201816	-4.20%	0
2014	14.064242	12.736892	-9.44%	0
2013	10.172689	14.064242	38.25%	0
2012*	10.000000	10.172689	1.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	32.076443	28.146963	-12.25%	0
2017	27.918863	32.076443	14.89%	0
2016	25.063313	27.918863	11.39%	0
2015	25.842325	25.063313	-3.01%	0
2014	23.952869	25.842325	7.89%	0
2013	18.043582	23.952869	32.75%	614
2012	15.905352	18.043582	13.44%	3,479
2011	16.321966	15.905352	-2.55%	5,138
2010	14.990464	16.321966	8.88%	5,246
2009	12.504566	14.990464	19.88%	5,736

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.968719	16.762409	-11.63%	0
2017	15.277072	18.968719	24.16%	0
2016	15.026600	15.277072	1.67%	0
2015	14.436485	15.026600	4.09%	0
2014	14.580986	14.436485	-0.99%	0
2013	11.668920	14.580986	24.96%	0
2012	10.281748	11.668920	13.49%	200
2011	10.691901	10.281748	-3.84%	192
2010*	10.000000	10.691901	6.92%	199
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.579133	12.384368	-1.55%	0
2017	10.029642	12.579133	25.42%	0
2016	9.678761	10.029642	3.63%	0
2015*	10.000000	9.678761	-3.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.632190	12.252871	-3.00%	0
2017	12.184167	12.632190	3.68%	0
2016	11.755876	12.184167	3.64%	0
2015	12.108830	11.755876	-2.91%	0
2014	11.498629	12.108830	5.31%	0
2013	11.813836	11.498629	-2.67%	0
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
2010	10.237153	10.709575	4.61%	0
2009	9.559941	10.237153	7.08%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	23.257282	21.162343	-9.01%	0
2017	21.676894	23.257282	7.29%	0
2016	20.022059	21.676894	8.27%	0
2015	20.694843	20.022059	-3.25%	0
2014	20.544962	20.694843	0.73%	0
2013	22.999716	20.544962	-10.67%	0
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
2009	13.917120	17.727894	27.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.146863	9.148955	-9.83%	0
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.476441	16.787329	-9.14%	0
2017	16.058345	18.476441	15.06%	0
2016	14.775883	16.058345	8.68%	0
2015	16.258144	14.775883	-9.12%	0
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	0
2010*	10.000000	11.273901	12.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.177275	22.311475	-11.38%	0
2017	23.714716	25.177275	6.17%	0
2016	20.149278	23.714716	17.70%	0
2015	21.538248	20.149278	-6.45%	0
2014	19.478221	21.538248	10.58%	0
2013	15.110100	19.478221	28.91%	0
2012	13.486709	15.110100	12.04%	2,069
2011	13.708726	13.486709	-1.62%	2,209
2010	12.375076	13.708726	10.78%	2,228
2009*	10.000000	12.375076	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.364238	15.221069	-6.99%	18,379
2017	14.434525	16.364238	13.37%	18,379
2016	13.525972	14.434525	6.72%	32,181
2015	13.681474	13.525972	-1.14%	95,078
2014	13.310690	13.681474	2.79%	93,144
2013	11.028213	13.310690	20.70%	81,959
2012	9.735254	11.028213	13.28%	33,656
2011	9.852092	9.735254	-1.19%	21,715
2010	8.983685	9.852092	9.67%	21,715
2009	7.435416	8.983685	20.82%	23,861
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.891119	10.546731	-3.16%	0
2017	10.777935	10.891119	1.05%	0
2016	10.724241	10.777935	0.50%	0
2015	10.979650	10.724241	-2.33%	0
2014	10.683291	10.979650	2.77%	0
2013	11.200755	10.683291	-4.62%	0
2012	10.900226	11.200755	2.76%	2,832
2011	10.530616	10.900226	3.51%	2,947
2010	10.148537	10.530616	3.76%	3,269
2009	9.243153	10.148537	9.80%	3,552

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.984142	16.832134	-11.34%	0
2017	14.805268	18.984142	28.23%	0
2016	15.093694	14.805268	-1.91%	0
2015	14.470660	15.093694	4.31%	0
2014	14.514649	14.470660	-0.30%	0
2013	11.524943	14.514649	25.94%	335
2012	9.642894	11.524943	19.52%	2,590
2011	10.860433	9.642894	-11.21%	3,220
2010	9.966894	10.860433	8.97%	3,069
2009	7.189544	9.966894	38.63%	3,249
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.263039	18.732446	-2.75%	0
2017	15.395409	19.263039	25.12%	0
2016	14.417891	15.395409	6.78%	0
2015	13.837801	14.417891	4.19%	0
2014	13.079528	13.837801	5.80%	0
2013	10.307778	13.079528	26.89%	0
2012	8.968657	10.307778	14.93%	1,328
2011	9.611252	8.968657	-6.69%	1,397
2010	8.306090	9.611252	15.71%	1,396
2009	6.113361	8.306090	35.87%	1,427
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.274784	15.582979	-4.25%	0
2017	13.633401	16.274784	19.37%	0
2016	12.535173	13.633401	8.76%	0
2015	12.666441	12.535173	-1.04%	0
2014	11.737675	12.666441	7.91%	0
2013	9.016676	11.737675	30.18%	0
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	776
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.971224	14.311442	-4.41%	0
2017	14.380930	14.971224	4.10%	0
2016	13.519510	14.380930	6.37%	0
2015	14.220555	13.519510	-4.93%	0
2014	13.982557	14.220555	1.70%	0
2013	14.444925	13.982557	-3.20%	0
2012	13.145245	14.444925	9.89%	0
2011	12.720750	13.145245	3.34%	0
2010	11.749549	12.720750	8.27%	0
2009	9.649035	11.749549	21.77%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	28.166348	25.514619	-9.41%	0
2017	24.444797	28.166348	15.22%	0
2016	21.235775	24.444797	15.11%	0
2015	23.203218	21.235775	-8.48%	0
2014	21.758697	23.203218	6.64%	0
2013	16.426574	21.758697	32.46%	0
2012	14.199541	16.426574	15.68%	0
2011	14.882969	14.199541	-4.59%	0
2010	13.168073	14.882969	13.02%	0
2009	10.486221	13.168073	25.58%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.805934	9.681676	-10.40%	0
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
2015*	10.000000	9.243528	-7.56%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.039934	0.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.906675	19.851464	-5.05%	0
2017	20.002296	20.906675	4.52%	0
2016	17.896590	20.002296	11.77%	0
2015	18.769942	17.896590	-4.65%	0
2014	18.695763	18.769942	0.40%	0
2013	17.835400	18.695763	4.82%	0
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0
2010	14.124313	15.646779	10.78%	0
2009	9.881625	14.124313	42.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.374200	15.225735	-7.01%	0
2017	13.405191	16.374200	22.15%	0
2016	12.058722	13.405191	11.17%	0
2015	12.466092	12.058722	-3.27%	0
2014	11.949694	12.466092	4.32%	0
2013	8.503886	11.949694	40.52%	0
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0
2010	7.609657	8.596188	12.96%	0
2009	5.081534	7.609657	49.75%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.472844	16.098965	-7.86%	0
2017	15.077691	17.472844	15.89%	0
2016	13.986333	15.077691	7.80%	0
2015	14.346379	13.986333	-2.51%	0
2014	13.260465	14.346379	8.19%	0
2013	9.775903	13.260465	35.64%	0
2012	8.965523	9.775903	9.04%	0
2011	9.466608	8.965523	-5.29%	0
2010	7.825648	9.466608	20.97%	0
2009	6.089368	7.825648	28.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.558984	12.720068	-12.63%	0
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.269685	12.179739	-8.21%	0
2017	12.095767	13.269685	9.71%	0
2016	11.643302	12.095767	3.89%	0
2015	12.020417	11.643302	-3.14%	0
2014	11.772357	12.020417	2.11%	0
2013	10.487632	11.772357	12.25%	3,168
2012	9.646172	10.487632	8.72%	3,168
2011	9.986977	9.646172	-3.41%	3,168
2010	9.239626	9.986977	8.09%	3,168
2009	7.876573	9.239626	17.31%	3,168
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.097627	12.673830	-10.10%	0
2017	12.433854	14.097627	13.38%	0
2016	11.833410	12.433854	5.07%	0
2015	12.250041	11.833410	-3.40%	0
2014	11.951410	12.250041	2.50%	0
2013	10.068560	11.951410	18.70%	0
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0
2009	7.158286	8.701376	21.56%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.745729	11.198174	-4.66%	0
2017	11.279754	11.745729	4.13%	0
2016	11.013008	11.279754	2.42%	0
2015	11.332415	11.013008	-2.82%	0
2014	11.201751	11.332415	1.17%	0
2013	10.904150	11.201751	2.73%	0
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
2009	9.020692	9.981148	10.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.728069	10.675339	-8.98%	0
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.043653	10.955412	-9.04%	0
2017	10.443238	12.043653	15.32%	0
2016	10.042727	10.443238	3.99%	0
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.719987	12.478483	-9.05%	0
2017	12.295793	13.719987	11.58%	0
2016	11.765889	12.295793	4.50%	0
2015	12.147767	11.765889	-3.14%	0
2014	11.866058	12.147767	2.37%	0
2013	10.288671	11.866058	15.33%	3,101
2012	9.352918	10.288671	10.00%	3,101
2011	9.781278	9.352918	-4.38%	3,101
2010	8.970926	9.781278	9.03%	3,101
2009	7.514175	8.970926	19.39%	3,101
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.305303	12.672378	-11.41%	0
2017	12.375109	14.305303	15.60%	0
2016	11.747991	12.375109	5.34%	0
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	7,033
2011	9.343985	8.720778	-6.67%	7,033
2010	8.423079	9.343985	10.93%	7,033
2009	6.797165	8.423079	23.92%	7,033

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.813410	11.945377	-6.77%	0
2017	11.910091	12.813410	7.58%	0
2016	11.476508	11.910091	3.78%	0
2015	11.848909	11.476508	-3.14%	0
2014	11.628374	11.848909	1.90%	0
2013	10.677747	11.628374	8.90%	0
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
2009	8.254524	9.509979	15.21%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.889720	11.558611	-2.78%	0
2017	11.656840	11.889720	2.00%	0
2016	11.338656	11.656840	2.81%	0
2015	11.684768	11.338656	-2.96%	0
2014	11.401917	11.684768	2.48%	0
2013	11.899810	11.401917	-4.18%	0
2012	11.309423	11.899810	5.22%	0
2011	10.873028	11.309423	4.01%	0
2010	10.401215	10.873028	4.54%	0
2009	9.783754	10.401215	6.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.675526	12.227538	-3.53%	0
2017	12.476674	12.675526	1.59%	0
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.588381	11.946547	-12.08%	0
2017	11.773326	13.588381	15.42%	0
2016	10.795794	11.773326	9.05%	0
2015	11.387130	10.795794	-5.19%	0
2014	11.278536	11.387130	0.96%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.620093	11.387718	-9.77%	0
2017	11.323695	12.620093	11.45%	0
2016	10.633438	11.323695	6.49%	0
2015	11.056316	10.633438	-3.82%	0
2014	11.087390	11.056316	-0.28%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.680130	26.678079	-3.62%	0
2017	22.249393	27.680130	24.41%	0
2016	21.994125	22.249393	1.16%	0
2015	21.432335	21.994125	2.62%	0
2014	20.165435	21.432335	6.28%	0
2013	15.113690	20.165435	33.42%	0
2012	13.036939	15.113690	15.93%	2,016
2011	13.656746	13.036939	-4.54%	2,942
2010	12.854703	13.656746	6.24%	3,033
2009*	10.000000	12.854703	28.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	33.741448	27.197282	-19.40%	0
2017	24.403185	33.741448	38.27%	0
2016	23.190795	24.403185	5.23%	0
2015	28.279190	23.190795	-17.99%	0
2014	30.641852	28.279190	-7.71%	0
2013	31.165522	30.641852	-1.68%	0
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0
2010	31.643808	35.909657	13.48%	0
2009	19.818913	31.643808	59.66%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.599537	11.349180	-2.16%	0
2017	11.605754	11.599537	-0.05%	0
2016	11.766749	11.605754	-1.37%	0
2015	12.032256	11.766749	-2.21%	0
2014	11.753335	12.032256	2.37%	0
2013	12.512938	11.753335	-6.07%	0
2012	12.402888	12.512938	0.89%	0
2011	11.811251	12.402888	5.01%	0
2010	11.514011	11.811251	2.58%	0
2009	11.453056	11.514011	0.53%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.518196	8.454297	-0.75%	0
2017	8.663894	8.518196	-1.68%	0
2016	8.848554	8.663894	-2.09%	0
2015	9.038357	8.848554	-2.10%	0
2014	9.232234	9.038357	-2.10%	0
2013	9.430266	9.232234	-2.10%	0
2012	9.633102	9.430266	-2.11%	0
2011	9.839155	9.633102	-2.09%	3,348
2010	10.050193	9.839155	-2.10%	3,658
2009	10.261467	10.050193	-2.06%	5,443

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.831802	8.199512	-16.60%	0
2017	7.902450	9.831802	24.41%	0
2016	8.020666	7.902450	-1.47%	0
2015	8.465404	8.020666	-5.25%	0
2014	8.709707	8.465404	-2.80%	0
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
2010	6.881959	7.613657	10.63%	0
2009	5.430308	6.881959	26.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.618377	8.925745	-15.94%	0
2017	8.714238	10.618377	21.85%	0
2016	8.854338	8.714238	-1.58%	0
2015	9.171695	8.854338	-3.46%	0
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	27.205952	24.273171	-10.78%	0
2017	23.463521	27.205952	15.95%	0
2016	21.892629	23.463521	7.18%	0
2015	22.587732	21.892629	-3.08%	0
2014	21.976637	22.587732	2.78%	0
2013	17.641099	21.976637	24.58%	13,725
2012	15.547767	17.641099	13.46%	42,799
2011	16.530524	15.547767	-5.95%	53,861
2010	14.730000	16.530524	12.22%	71,169
2009	11.828083	14.730000	24.53%	98,830
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.420068	15.293852	-6.86%	0
2017	15.091454	16.420068	8.80%	0
2016	14.500350	15.091454	4.08%	0
2015	14.837165	14.500350	-2.27%	0
2014	14.490979	14.837165	2.39%	0
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	7.51%	0
2009*	10.000000	11.476527	14.77%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.569339	17.916533	-8.45%	0
2017	17.409706	19.569339	12.40%	0
2016	16.504731	17.409706	5.48%	0
2015	16.948937	16.504731	-2.62%	0
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.584982	13.058321	-3.88%	0
2017	13.129456	13.584982	3.47%	0
2016	12.861902	13.129456	2.08%	0
2015	13.103123	12.861902	-1.84%	0
2014	12.882997	13.103123	1.71%	0
2013	12.552822	12.882997	2.63%	0
2012	12.191753	12.552822	2.96%	0
2011	12.098070	12.191753	0.77%	0
2010	11.669859	12.098070	3.67%	0
2009	10.927449	11.669859	6.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.406487	18.840932	-7.67%	2,744
2017	18.457007	20.406487	10.56%	3,751
2016	17.594988	18.457007	4.90%	3,751
2015	18.032786	17.594988	-2.43%	3,751
2014	17.512259	18.032786	2.97%	3,751
2013	15.337575	17.512259	14.18%	8,215
2012	14.138667	15.337575	8.48%	8,215
2011	14.447136	14.138667	-2.14%	9,587
2010	13.304813	14.447136	8.59%	9,587
2009	11.407345	13.304813	16.63%	9,587

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.387125	22.027555	-9.68%	0
2017	21.348068	24.387125	14.24%	0
2016	20.099911	21.348068	6.21%	0
2015	20.682040	20.099911	-2.81%	0
2014	20.127929	20.682040	2.75%	0
2013	16.800084	20.127929	19.81%	4,587
2012	15.085484	16.800084	11.37%	4,587
2011	15.743222	15.085484	-4.18%	4,587
2010	14.251599	15.743222	10.47%	4,587
2009	11.702718	14.251599	21.78%	4,587
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.935291	15.959013	-5.76%	0
2017	15.838568	16.935291	6.92%	0
2016	15.304545	15.838568	3.49%	0
2015	15.637618	15.304545	-2.13%	0
2014	15.250271	15.637618	2.54%	0
2013	14.097796	15.250271	8.17%	0
2012	13.329259	14.097796	5.77%	0
2011	13.339394	13.329259	-0.08%	2,438
2010	12.556065	13.339394	6.24%	2,438
2009	11.195205	12.556065	12.16%	6,964
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.596689	10.804585	-6.83%	0
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.714500	12.125524	-4.63%	0
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	40.284670	34.944499	-13.26%	0
2017	35.538473	40.284670	13.36%	0
2016	30.175994	35.538473	17.77%	0
2015	31.624771	30.175994	-4.58%	0
2014	29.522061	31.624771	7.12%	0
2013	22.664722	29.522061	30.26%	487
2012	19.708343	22.664722	15.00%	1,406
2011	20.655840	19.708343	-4.59%	1,774
2010	16.718064	20.655840	23.55%	1,794
2009	12.487012	16.718064	33.88%	2,364

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.720764	9.560578	-18.43%	0
2017	9.536194	11.720764	22.91%	0
2016	9.987045	9.536194	-4.51%	0
2015	10.268527	9.987045	-2.74%	0
2014	10.632574	10.268527	-3.42%	0
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	0
2011	8.964302	7.931754	-11.52%	0
2010	8.045694	8.964302	11.42%	0
2009	6.038060	8.045694	33.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.418082	13.285188	-19.08%	0
2017	13.685193	16.418082	19.97%	0
2016	13.314687	13.685193	2.78%	0
2015	14.368478	13.314687	-7.33%	0
2014	16.249274	14.368478	-11.57%	0
2013	13.711469	16.249274	18.51%	0
2012	11.966235	13.711469	14.58%	0
2011	14.622772	11.966235	-18.17%	0
2010	14.104761	14.622772	3.67%	0
2009	11.124651	14.104761	26.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.574365	16.626792	-5.39%	0
2017	13.820636	17.574365	27.16%	0
2016	13.840824	13.820636	-0.15%	0
2015	13.708690	13.840824	0.96%	0
2014	12.712618	13.708690	7.84%	0
2013	9.660589	12.712618	31.59%	0
2012	8.496867	9.660589	13.70%	0
2011	8.968663	8.496867	-5.26%	0
2010	7.941252	8.968663	12.94%	0
2009	6.270928	7.941252	26.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.649439	13.512239	-13.66%	0
2017	13.976794	15.649439	11.97%	0
2016	12.301852	13.976794	13.62%	0
2015	13.012971	12.301852	-5.46%	0
2014	12.057068	13.012971	7.93%	0
2013	9.120782	12.057068	32.19%	0
2012	7.923076	9.120782	15.12%	0
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0
2009	6.259102	7.807353	24.74%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.371638	15.806187	-9.01%	0
2017	13.913676	17.371638	24.85%	0
2016	13.399857	13.913676	3.83%	0
2015	13.734813	13.399857	-2.44%	0
2014	13.526317	13.734813	1.54%	0
2013	9.968046	13.526317	35.70%	0
2012	8.881687	9.968046	12.23%	306
2011	9.494444	8.881687	-6.45%	323
2010	7.668251	9.494444	23.81%	325
2009	6.181744	7.668251	24.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.155167	17.133925	-14.99%	0
2017	18.083617	20.155167	11.46%	0
2016	15.706927	18.083617	15.13%	0
2015	16.520612	15.706927	-4.93%	0
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	769
2011	9.967239	9.531795	-4.37%	1,431
2010	8.510135	9.967239	17.12%	1,455
2009	6.662616	8.510135	27.73%	1,729
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	26.650753	23.944300	-10.16%	0
2017	21.838250	26.650753	22.04%	0
2016	20.642024	21.838250	5.80%	0
2015	20.973774	20.642024	-1.58%	0
2014	20.893389	20.973774	0.38%	0
2013	14.825411	20.893389	40.93%	0
2012	13.390907	14.825411	10.71%	188
2011	13.796402	13.390907	-2.94%	199
2010	11.264231	13.796402	22.48%	208
2009	9.046446	11.264231	24.52%	225
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	37.898214	30.745213	-18.87%	0
2017	35.593238	37.898214	6.48%	0
2016	28.941373	35.593238	22.98%	0
2015	31.546364	28.941373	-8.26%	0
2014	30.181215	31.546364	4.52%	0
2013	22.016351	30.181215	37.09%	0
2012	18.693871	22.016351	17.77%	0
2011	20.195437	18.693871	-7.44%	0
2010	16.310202	20.195437	23.82%	0
2009	13.236995	16.310202	23.22%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	35.508861	30.297870	-14.68%	0
2017	32.039348	35.508861	10.83%	0
2016	26.704411	32.039348	19.98%	0
2015	27.804245	26.704411	-3.96%	0
2014	28.243703	27.804245	-1.56%	0
2013	20.525741	28.243703	37.60%	342
2012	18.196320	20.525741	12.80%	464
2011	19.730922	18.196320	-7.78%	485
2010	16.125661	19.730922	22.36%	477
2009	12.252934	16.125661	31.61%	600
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.002203	25.382468	-2.38%	0
2017	22.086735	26.002203	17.73%	0
2016	20.294666	22.086735	8.83%	0
2015	20.593711	20.294666	-1.45%	0
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0
2010	12.101367	13.414038	10.85%	0
2009	9.844944	12.101367	22.92%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.520128	12.697641	-6.08%	0
2017	13.010033	13.520128	3.92%	0
2016	12.398394	13.010033	4.93%	0
2015	13.424239	12.398394	-7.64%	0
2014	10.662014	13.424239	25.91%	0
2013	10.604401	10.662014	0.54%	0
2012	9.372044	10.604401	13.15%	0
2011	9.019006	9.372044	3.91%	0
2010	7.096102	9.019006	27.10%	0
2009	5.553739	7.096102	27.77%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.477078	15.343061	-6.88%	0
2017	13.882846	16.477078	18.69%	0
2016	12.729155	13.882846	9.06%	0
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.726190	9.598924	-1.31%	0
2017	9.779813	9.726190	-0.55%	0
2016	9.746170	9.779813	0.35%	0
2015	9.989310	9.746170	-2.43%	0
2014	10.153430	9.989310	-1.62%	0
2013	10.360309	10.153430	-2.00%	0
2012	10.222898	10.360309	1.34%	654
2011	10.307783	10.222898	-0.82%	589
2010	10.280127	10.307783	0.27%	626
2009	9.803617	10.280127	4.86%	577
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.763633	13.680263	-13.22%	0
2017	14.101088	15.763633	11.79%	0
2016	11.915751	14.101088	18.34%	0
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.885432	13.110174	-17.47%	0
2017	13.221437	15.885432	20.15%	0
2016	13.355354	13.221437	-1.00%	0
2015	14.195994	13.355354	-5.92%	0
2014	15.786737	14.195994	-10.08%	0
2013	13.427157	15.786737	17.57%	0
2012	11.471486	13.427157	17.05%	213
2011	13.379897	11.471486	-14.26%	207
2010	12.851162	13.379897	4.11%	182
2009*	10.000000	12.851162	28.51%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	34.140379	31.227501	-8.53%	0
2017	27.994221	34.140379	21.96%	0
2016	27.450645	27.994221	1.98%	0
2015	27.763332	27.450645	-1.13%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.315879	9.212286	-1.11%	0
2017	9.431108	9.315879	-1.22%	0
2016	9.516823	9.431108	-0.90%	0
2015	9.703145	9.516823	-1.92%	0
2014	9.851201	9.703145	-1.50%	0
2013	10.000830	9.851201	-1.50%	0
2012	9.766160	10.000830	2.40%	0
2011	9.946344	9.766160	-1.81%	0
2010	9.649687	9.946344	3.07%	844
2009	8.697519	9.649687	10.95%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.777732	25.634100	-7.72%	0
2017	23.956645	27.777732	15.95%	0
2016	22.272537	23.956645	7.56%	0
2015	22.856270	22.272537	-2.55%	0
2014	21.150686	22.856270	8.06%	0
2013	15.700284	21.150686	34.72%	0
2012	14.451181	15.700284	8.64%	0
2011	15.229701	14.451181	-5.11%	0
2010	12.662147	15.229701	20.28%	0
2009	9.841068	12.662147	28.67%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.176957	10.239857	-8.38%	0
2017	10.355531	11.176957	7.93%	0
2016	9.995741	10.355531	3.60%	0
2015	10.721549	9.995741	-6.77%	0
2014	10.664643	10.721549	0.53%	0
2013	10.136567	10.664643	5.21%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	12.031205	10.706919	-11.01%	0
2017	10.472979	12.031205	14.88%	0
2016	10.172927	10.472979	2.95%	0
2015	11.466618	10.172927	-11.28%	0
2014	11.609967	11.466618	-1.23%	0
2013	10.255208	11.609967	13.21%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.900936	10.762472	-9.57%	0
2017	10.698702	11.900936	11.24%	0
2016	10.324115	10.698702	3.63%	0
2015	11.299564	10.324115	-8.63%	0
2014	11.260619	11.299564	0.35%	0
2013	10.272839	11.260619	9.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	36.765929	31.169002	-15.22%	0
2017	27.546915	36.765929	33.47%	0
2016	28.180468	27.546915	-2.25%	0
2015	27.765351	28.180468	1.50%	0
2014	27.789621	27.765351	-0.09%	0
2013	22.352306	27.789621	24.33%	0
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
2010	18.609110	21.079535	13.28%	0
2009	13.640261	18.609110	36.43%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.229321	9.558784	-6.56%	0
2017	9.853320	10.229321	3.82%	0
2016	9.470735	9.853320	4.04%	0
2015	9.921126	9.470735	-4.54%	0
2014	9.887589	9.921126	0.34%	0
2013	10.136893	9.887589	-2.46%	0
2012*	10.000000	10.136893	1.37%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.694195	8.421502	-21.25%	0
2017	8.638425	10.694195	23.80%	0
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	27.462926	24.706065	-10.04%	0
2017	24.049417	27.462926	14.19%	0
2016	22.070227	24.049417	8.97%	0
2015	21.864353	22.070227	0.94%	0
2014	20.229362	21.864353	8.08%	0
2013	15.720688	20.229362	28.68%	0
2012	13.771324	15.720688	14.16%	0
2011	14.110498	13.771324	-2.40%	0
2010	12.443640	14.110498	13.40%	0
2009	9.930610	12.443640	25.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	39.147128	34.281717	-12.43%	0
2017	35.101577	39.147128	11.53%	0
2016	30.467967	35.101577	15.21%	0
2015	33.141181	30.467967	-8.07%	0
2014	30.318552	33.141181	9.31%	0
2013	22.022269	30.318552	37.67%	0
2012	19.117619	22.022269	15.19%	0
2011	20.003588	19.117619	-4.43%	0
2010	16.604042	20.003588	20.47%	0
2009	12.390383	16.604042	34.01%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.110915	10.283854	-7.44%	0
2017	10.009415	11.110915	11.00%	0
2016	9.054938	10.009415	10.54%	0
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.293503	9.589949	-6.83%	0
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.286190	10.597866	-6.10%	0
2017	10.410114	11.286190	8.42%	0
2016	10.332793	10.410114	0.75%	0
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.669394	10.468896	-1.88%	0
2017	10.762842	10.669394	-0.87%	0
2016	10.851466	10.762842	-0.82%	0
2015	11.061140	10.851466	-1.90%	0
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	167
2011	11.215134	11.090916	-1.11%	141
2010	10.890926	11.215134	2.98%	154
2009*	10.000000	10.890926	8.91%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.076196	10.004209	-0.71%	0
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.559840	10.271245	-2.73%	0
2017	10.290055	10.559840	2.62%	0
2016	10.245476	10.290055	0.44%	0
2015	10.430246	10.245476	-1.77%	0
2014	10.227743	10.430246	1.98%	0
2013	10.666107	10.227743	-4.11%	0
2012	9.950190	10.666107	7.20%	0
2011*	10.000000	9.950190	-0.50%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.203652	10.036066	-10.42%	0
2017*	10.000000	11.203652	12.04%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.204676	13.233433	0.22%	0
2017	10.302995	13.204676	28.16%	0
2016*	10.000000	10.302995	3.03%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.439069	15.391317	-20.82%	0
2017	15.685448	19.439069	23.93%	0
2016	16.423940	15.685448	-4.50%	0
2015	16.752808	16.423940	-1.96%	0
2014	18.356394	16.752808	-8.74%	0
2013	14.640290	18.356394	25.38%	0
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
2010	14.003146	15.083820	7.72%	0
2009	11.476504	14.003146	22.02%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.011409	32.591174	-1.27%	0
2017	26.485092	33.011409	24.64%	0
2016	30.298435	26.485092	-12.59%	0
2015	27.516881	30.298435	10.11%	0
2014	21.418935	27.516881	28.47%	0
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.157643	5.014977	-29.94%	0
2017	7.457756	7.157643	-4.02%	0
2016	5.311412	7.457756	40.41%	0
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.321348	5.140071	-29.79%	0
2017	7.607117	7.321348	-3.76%	0
2016	5.406589	7.607117	40.70%	0
2015	8.298338	5.406589	-34.85%	0
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	0
2012*	10.000000	9.683111	-3.17%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	27.174620	26.948846	-0.83%	0
2017	22.053161	27.174620	23.22%	0
2016	20.905410	22.053161	5.49%	0
2015	21.987735	20.905410	-4.92%	0
2014	22.889291	21.987735	-3.94%	0
2013	15.562679	22.889291	47.08%	0
2012	14.737338	15.562679	5.60%	0
2011	15.778157	14.737338	-6.60%	0
2010	12.712743	15.778157	24.11%	0
2009	8.507010	12.712743	49.44%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.322120	11.169905	-9.35%	0
2017	11.014438	12.322120	11.87%	0
2016	10.889237	11.014438	1.15%	0
2015	11.275111	10.889237	-3.42%	1,048
2014	11.057682	11.275111	1.97%	866
2013	10.095851	11.057682	9.53%	680
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	28.164997	25.945383	-7.88%	0
2017	24.268608	28.164997	16.06%	0
2016	22.328487	24.268608	8.69%	0
2015	22.498122	22.328487	-0.75%	0
2014	21.037952	22.498122	6.94%	177
2013	15.974091	21.037952	31.70%	341
2012	13.924644	15.974091	14.72%	341
2011	13.415576	13.924644	3.79%	341
2010	12.154509	13.415576	10.38%	0
2009	10.321322	12.154509	17.76%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.614615	-23.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	39.922735	33.084965	-17.13%	2,154
2017	36.151786	39.922735	10.43%	2,154
2016	29.604189	36.151786	22.12%	2,227
2015	32.081516	29.604189	-7.72%	2,234
2014	30.094214	32.081516	6.60%	2,261
2013	22.345359	30.094214	34.68%	2,145
2012	19.277145	22.345359	15.92%	2,135
2011	21.558803	19.277145	-10.58%	0
2010	17.404316	21.558803	23.87%	0
2009	12.468133	17.404316	39.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.441604	11.829529	-4.92%	6,524
2017	12.263923	12.441604	1.45%	7,781
2016	12.005898	12.263923	2.15%	7,131
2015	12.580243	12.005898	-4.57%	8,766
2014	12.445969	12.580243	1.08%	9,700
2013	13.897954	12.445969	-10.45%	13,905
2012	13.227132	13.897954	5.07%	8,396
2011	12.096200	13.227132	9.35%	8,817
2010	11.759923	12.096200	2.86%	7,914
2009	10.904447	11.759923	7.85%	103

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	27.124577	24.629030	-9.20%	0
2017	23.041810	27.124577	17.72%	0
2016	20.800969	23.041810	10.77%	0
2015	22.602698	20.800969	-7.97%	0
2014	20.563495	22.602698	9.92%	0
2013	15.511181	20.563495	32.57%	0
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
2009	10.717595	12.351094	15.24%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	27.514013	23.429685	-14.84%	1,652
2017	25.224152	27.514013	9.08%	1,500
2016	21.004914	25.224152	20.09%	1,689
2015	21.811005	21.004914	-3.70%	467
2014	19.176220	21.811005	13.74%	449
2013	15.086477	19.176220	27.11%	476
2012	13.265997	15.086477	13.72%	552
2011	13.672148	13.265997	-2.97%	524
2010	11.743771	13.672148	16.42%	0
2009	9.246206	11.743771	27.01%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.706380	12.753552	-6.95%	1,542
2017	12.200406	13.706380	12.34%	2,395
2016	11.622301	12.200406	4.97%	2,090
2015	12.006336	11.622301	-3.20%	2,385
2014	11.923338	12.006336	0.70%	2,622
2013	10.105591	11.923338	17.99%	2,194
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.604530	10.075609	-4.99%	0
2017	10.120520	10.604530	4.78%	0
2016	9.167159	10.120520	10.40%	4,998
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.861496	9.578720	-2.87%	0
2017	9.764507	9.861496	0.99%	0
2016	9.738966	9.764507	0.26%	0
2015*	10.000000	9.738966	-2.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.572306	11.388218	-9.42%	0
2017	11.028971	12.572306	13.99%	0
2016	9.711073	11.028971	13.57%	698
2015*	10.000000	9.711073	-2.89%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.990475	14.459041	-9.58%	110,131
2017	14.370787	15.990475	11.27%	122,280
2016	14.147346	14.370787	1.58%	124,365
2015	14.604440	14.147346	-3.13%	115,929
2014	14.642422	14.604440	-0.26%	138,967
2013	13.078684	14.642422	11.96%	75,152
2012	12.155242	13.078684	7.60%	48,488
2011	12.891017	12.155242	-5.71%	11,847
2010	12.002530	12.891017	7.40%	9,520
2009*	10.000000	12.002530	20.03%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.148950	9.532487	-6.07%	0
2017*	10.000000	10.148950	1.49%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.141317	13.116355	-18.74%	5,416
2017	14.759511	16.141317	9.36%	5,251
2016	11.506070	14.759511	28.28%	4,158
2015	12.571343	11.506070	-8.47%	3,681
2014	12.164147	12.571343	3.35%	3,696
2013*	10.000000	12.164147	21.64%	3,001
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.106278	10.811447	-17.51%	0
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	764
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	40.960321	36.477601	-10.94%	2,112
2017	37.238827	40.960321	9.99%	1,834
2016	30.267585	37.238827	23.03%	1,834
2015	31.670493	30.267585	-4.43%	2,046
2014	30.789499	31.670493	2.86%	2,105
2013	22.361237	30.789499	37.69%	2,256
2012	19.745389	22.361237	13.25%	2,254
2011	20.065456	19.745389	-1.60%	426
2010	16.296904	20.065456	23.12%	474
2009	13.321224	16.296904	22.34%	513

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	29.296076	27.271156	-6.91%	4,219
2017	24.698588	29.296076	18.61%	4,543
2016	22.648487	24.698588	9.05%	4,453
2015	22.946860	22.648487	-1.30%	4,584
2014	20.733991	22.946860	10.67%	4,734
2013	16.088443	20.733991	28.88%	4,965
2012	14.239301	16.088443	12.99%	5,445
2011	14.319483	14.239301	-0.56%	492
2010	12.776566	14.319483	12.08%	0
2009	10.359253	12.776566	23.33%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	25.810174	23.458446	-9.11%	1,518
2017	20.766536	25.810174	24.29%	1,554
2016	19.716437	20.766536	5.33%	5,011
2015	20.711751	19.716437	-4.81%	5,629
2014	19.630402	20.711751	5.51%	5,669
2013	16.603702	19.630402	18.23%	5,618
2012	15.407401	16.603702	7.76%	1,420
2011	14.479739	15.407401	6.41%	337
2010	12.862524	14.479739	12.57%	359
2009	10.754509	12.862524	19.60%	366
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	24.470608	19.323503	-21.03%	0
2017	20.106470	24.470608	21.71%	0
2016	17.593220	20.106470	14.29%	0
2015	18.445080	17.593220	-4.62%	0
2014	18.604560	18.445080	-0.86%	0
2013	12.827662	18.604560	45.03%	0
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
2009	8.230704	10.128659	23.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.302571	10.071213	-2.25%	0
2017	10.177945	10.302571	1.22%	0
2016	9.546908	10.177945	6.61%	422
2015	9.854448	9.546908	-3.12%	0
2014	10.013671	9.854448	-1.59%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.025213	-9.75%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.828407	12.452765	-2.93%	0
2017	12.635724	12.828407	1.52%	0
2016	12.472101	12.635724	1.31%	0
2015	12.802410	12.472101	-2.58%	0
2014	12.639696	12.802410	1.29%	0
2013	12.821216	12.639696	-1.42%	0
2012	11.972641	12.821216	7.09%	0
2011	11.996204	11.972641	-0.20%	0
2010	11.322034	11.996204	5.95%	0
2009	9.629755	11.322034	17.57%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.197413	-18.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.736596	14.740234	-6.33%	1,637
2017	14.256890	15.736596	10.38%	1,837
2016	13.845145	14.256890	2.97%	1,982
2015	14.224830	13.845145	-2.67%	2,046
2014	13.949939	14.224830	1.97%	571
2013	12.594405	13.949939	10.76%	543
2012	11.535594	12.594405	9.18%	531
2011	11.839105	11.535594	-2.56%	16,157
2010	10.750376	11.839105	10.13%	12,294
2009	8.863343	10.750376	21.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.921009	15.548931	-8.11%	23,484
2017	14.873202	16.921009	13.77%	24,697
2016	14.365494	14.873202	3.53%	24,842
2015	14.748866	14.365494	-2.60%	24,996
2014	14.410713	14.748866	2.35%	25,156
2013	12.735999	14.410713	13.15%	25,993
2012	11.511808	12.735999	10.63%	25,281
2011	11.912123	11.511808	-3.36%	22,225
2010	10.647943	11.912123	11.87%	12,779
2009	8.465223	10.647943	25.78%	1,057
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.416907	16.567343	-10.04%	14,820
2017	15.593387	18.416907	18.11%	14,820
2016	14.980220	15.593387	4.09%	14,820
2015	15.390919	14.980220	-2.67%	18,937
2014	15.016813	15.390919	2.49%	14,820
2013	12.640493	15.016813	18.80%	14,820
2012	11.216070	12.640493	12.70%	14,820
2011	11.795751	11.216070	-4.91%	0
2010	10.401840	11.795751	13.40%	0
2009	8.103739	10.401840	28.36%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.789733	11.022559	-6.51%	20,085
2017	10.375787	11.789733	13.63%	1,573
2016*	10.000000	10.375787	3.76%	1,092
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.457514	11.377448	-26.40%	16,604
2017	16.247100	15.457514	-4.86%	17,898
2016	12.436234	16.247100	30.64%	18,800
2015	16.037774	12.436234	-22.46%	21,512
2014	18.789202	16.037774	-14.64%	16,975
2013	15.467253	18.789202	21.48%	18,114
2012	15.093369	15.467253	2.48%	14,665
2011	16.270402	15.093369	-7.23%	12,458
2010	13.954374	16.270402	16.60%	9,793
2009	9.663708	13.954374	44.40%	233
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.392289	22.722215	-10.52%	41,515
2017	23.034602	25.392289	10.24%	41,886
2016	19.997803	23.034602	15.19%	42,224
2015	21.341819	19.997803	-6.30%	42,593
2014	20.105852	21.341819	6.15%	42,598
2013	16.074337	20.105852	25.08%	33,369
2012	14.034687	16.074337	14.53%	21,669
2011	14.249134	14.034687	-1.50%	9,873
2010	12.671706	14.249134	12.45%	0
2009	9.970573	12.671706	27.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.778265	11.352701	-11.16%	0
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	31.175837	30.369880	-2.59%	3,817
2017	23.631016	31.175837	31.93%	8,373
2016	24.016745	23.631016	-1.61%	8,102
2015	22.959261	24.016745	4.61%	10,880
2014	21.136011	22.959261	8.63%	12,471
2013	15.882414	21.136011	33.08%	10,409
2012	14.188613	15.882414	11.94%	8,949
2011	14.504432	14.188613	-2.18%	804
2010	11.967217	14.504432	21.20%	916
2009	9.557413	11.967217	25.21%	982

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.130819	12.745848	-2.93%	397
2017	12.903428	13.130819	1.76%	1,484
2016	12.621001	12.903428	2.24%	2,582
2015	13.008876	12.621001	-2.98%	1,428
2014	12.587552	13.008876	3.35%	1,403
2013	13.135777	12.587552	-4.17%	959
2012	12.712726	13.135777	3.33%	0
2011	12.137372	12.712726	4.74%	1,769
2010	11.533473	12.137372	5.24%	0
2009	10.207763	11.533473	12.99%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	42.496135	35.434968	-16.62%	12,014
2017	36.027917	42.496135	17.95%	12,389
2016	32.895161	36.027917	9.52%	12,487
2015	34.174658	32.895161	-3.74%	14,561
2014	32.938845	34.174658	3.75%	15,413
2013	24.775344	32.938845	32.95%	15,109
2012	22.102308	24.775344	12.09%	13,329
2011	25.336905	22.102308	-12.77%	15,609
2010	20.139013	25.336905	25.81%	12,890
2009	14.727075	20.139013	36.75%	2,209
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	24.275683	20.174452	-16.89%	1,579
2017	19.084347	24.275683	27.20%	1,533
2016	20.587144	19.084347	-7.30%	1,540
2015	20.368144	20.587144	1.08%	2,577
2014	22.699114	20.368144	-10.27%	0
2013	17.821438	22.699114	27.37%	0
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
2009	13.718520	16.943204	23.51%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.952532	10.939185	-8.48%	0
2017	11.770457	11.952532	1.55%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	33.989532	27.435393	-19.28%	0
2017	29.167317	33.989532	16.53%	0
2016	27.277298	29.167317	6.93%	0
2015	28.795441	27.277298	-5.27%	0
2014	27.628709	28.795441	4.22%	0
2013	21.688856	27.628709	27.39%	0
2012	17.445015	21.688856	24.33%	0
2011	19.599000	17.445015	-10.99%	0
2010	15.853676	19.599000	23.62%	0
2009	10.309761	15.853676	53.77%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.312712	11.768095	-11.60%	8,106
2017	12.149059	13.312712	9.58%	8,021
2016	10.969412	12.149059	10.75%	8,551
2015	11.953176	10.969412	-8.23%	8,674
2014	11.877557	11.953176	0.64%	7,915
2013	9.807182	11.877557	21.11%	7,853
2012	8.690646	9.807182	12.85%	5,450
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.511380	14.522841	-6.37%	20,117
2017	14.453121	15.511380	7.32%	33,464
2016	12.953262	14.453121	11.58%	35,236
2015	14.242671	12.953262	-9.05%	47,607
2014	13.913401	14.242671	2.37%	45,731
2013	12.479263	13.913401	11.49%	46,003
2012	11.321632	12.479263	10.22%	26,235
2011	11.300407	11.321632	0.19%	3,807
2010	10.249637	11.300407	10.25%	3,533
2009	7.724985	10.249637	32.68%	414
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	29.440301	27.341926	-7.13%	316
2017	24.954741	29.440301	17.97%	318
2016	21.976001	24.954741	13.55%	315
2015	23.309221	21.976001	-5.72%	339
2014	21.910146	23.309221	6.39%	329
2013	17.265403	21.910146	26.90%	329
2012	15.760427	17.265403	9.55%	329
2011	15.194446	15.760427	3.72%	332
2010	12.870931	15.194446	18.05%	342
2009	11.209544	12.870931	14.82%	367
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	37.513491	31.976120	-14.76%	281
2017	34.645022	37.513491	8.28%	282
2016	27.194497	34.645022	27.40%	546
2015	30.008931	27.194497	-9.38%	298
2014	30.494332	30.008931	-1.59%	295
2013	22.874618	30.494332	33.31%	304
2012	19.747243	22.874618	15.84%	156
2011	20.968819	19.747243	-5.83%	161
2010	16.712457	20.968819	25.47%	161
2009	13.224120	16.712457	26.38%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.543411	9.509841	-17.62%	1,698
2017	8.401248	11.543411	37.40%	0
2016	7.310217	8.401248	14.92%	0
2015	9.292655	7.310217	-21.33%	0
2014*	10.000000	9.292655	-7.07%	74
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	22.107857	18.289617	-17.27%	0
2017	19.360291	22.107857	14.19%	0
2016	18.459966	19.360291	4.88%	0
2015	20.175705	18.459966	-8.50%	0
2014	23.202028	20.175705	-13.04%	102
2013	19.282292	23.202028	20.33%	0
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
2010	17.968563	19.060655	6.08%	0
2009	13.399730	17.968563	34.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.090652	9.066467	-0.27%	26,124
2017	9.114324	9.090652	-0.26%	42,667
2016	9.048141	9.114324	0.73%	43,101
2015	9.662976	9.048141	-6.36%	43,672
2014	9.697542	9.662976	-0.36%	47,344
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.964845	11.198599	-6.40%	559
2017	10.809643	11.964845	10.69%	582
2016	10.587253	10.809643	2.10%	602
2015	11.488218	10.587253	-7.84%	607
2014	11.295001	11.488218	1.71%	607
2013	10.164177	11.295001	11.13%	607
2012*	10.000000	10.164177	1.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.351537	-6.48%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.933364	9.225443	-7.13%	5,486
2017	9.791217	9.933364	1.45%	5,587
2016	10.054385	9.791217	-2.62%	6,115
2015	10.088773	10.054385	-0.34%	4,985
2014	9.851409	10.088773	2.41%	2,938
2013*	10.000000	9.851409	-1.49%	2,854

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.659430	16.605397	-5.97%	0
2017	14.206544	17.659430	24.30%	0
2016	14.230801	14.206544	-0.17%	0
2015	13.883995	14.230801	2.50%	471
2014	13.117540	13.883995	5.84%	611
2013	9.589447	13.117540	36.79%	801
2012*	10.000000	9.589447	-4.11%	839
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.762864	12.768190	-13.51%	1,600
2017	13.158174	14.762864	12.20%	1,549
2016	11.882435	13.158174	10.74%	1,614
2015	12.686635	11.882435	-6.34%	2,627
2014	12.446443	12.686635	1.93%	2,486
2013	9.901440	12.446443	25.70%	2,178
2012*	10.000000	9.901440	-0.99%	2,630
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.862825	14.608088	-7.91%	574
2017	13.271673	15.862825	19.52%	583
2016	13.485313	13.271673	-1.58%	566
2015	13.639549	13.485313	-1.13%	558
2014	12.943693	13.639549	5.38%	581
2013	9.683468	12.943693	33.67%	567
2012*	10.000000	9.683468	-3.17%	584
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.915146	13.798935	-7.48%	73,004
2017	12.887018	14.915146	15.74%	75,816
2016	13.516544	12.887018	-4.66%	82,291
2015	15.071585	13.516544	-10.32%	98,752
2014	16.258919	15.071585	-7.30%	99,544
2013	13.278794	16.258919	22.44%	77,594
2012	11.387526	13.278794	16.61%	34,998
2011	12.540990	11.387526	-9.20%	7,175
2010	11.793245	12.540990	6.34%	5,200
2009*	10.000000	11.793245	17.93%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.588347	12.055746	-4.23%	10,455
2017	12.058784	12.588347	4.39%	11,407
2016	10.606145	12.058784	13.70%	11,719
2015	11.593376	10.606145	-8.52%	15,148
2014	11.626646	11.593376	-0.29%	16,150
2013	10.753052	11.626646	8.12%	15,643
2012*	10.000000	10.753052	7.53%	1,585

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.970106	15.615671	-2.22%	3,039
2017	12.860821	15.970106	24.18%	2,299
2016	12.385199	12.860821	3.84%	2,317
2015	13.433879	12.385199	-7.81%	3,980
2014	12.727484	13.433879	5.55%	4,252
2013	10.010170	12.727484	27.15%	4,066
2012*	10.000000	10.010170	0.10%	221
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	25.236191	24.797119	-1.74%	0
2017	21.830064	25.236191	15.60%	0
2016	21.383830	21.830064	2.09%	0
2015	21.764357	21.383830	-1.75%	0
2014	20.549593	21.764357	5.91%	0
2013	17.529631	20.549593	17.23%	0
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
2010	15.059825	15.932725	5.80%	0
2009	12.255381	15.059825	22.88%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.843212	9.506551	-3.42%	2,672
2017	9.732570	9.843212	1.14%	2,930
2016	9.729662	9.732570	0.03%	3,552
2015*	10.000000	9.729662	-2.70%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	38.041693	37.858879	-0.48%	952
2017	29.904584	38.041693	27.21%	900
2016	29.977540	29.904584	-0.24%	925
2015	27.369044	29.977540	9.53%	1,562
2014	25.786819	27.369044	6.14%	1,960
2013	20.134433	25.786819	28.07%	3,827
2012	16.613905	20.134433	21.19%	4,087
2011	18.244750	16.613905	-8.94%	2,625
2010	17.510807	18.244750	4.19%	2,233
2009	12.255874	17.510807	42.88%	195
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.707432	22.418409	-1.27%	1,859
2017	16.012636	22.707432	41.81%	1,928
2016	14.372584	16.012636	11.41%	2,627
2015	14.036304	14.372584	2.40%	3,880
2014	13.118419	14.036304	7.00%	4,907
2013	9.902057	13.118419	32.48%	3,678
2012*	10.000000	9.902057	-0.98%	2,819

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	28.423350	23.599267	-16.97%	3,577
2017	22.205458	28.423350	28.00%	3,542
2016	24.323641	22.205458	-8.71%	3,567
2015	27.258392	24.323641	-10.77%	3,733
2014	31.692977	27.258392	-13.99%	4,483
2013	28.341566	31.692977	11.83%	5,652
2012	25.592595	28.341566	10.74%	5,404
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	0
2009	18.033045	31.598080	75.22%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.560419	8.414679	-20.32%	2,873
2017	8.442430	10.560419	25.09%	2,813
2016	7.143017	8.442430	18.19%	3,864
2015	9.131560	7.143017	-21.78%	3,923
2014	9.786067	9.131560	-6.69%	2,893
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.079764	9.760634	-3.17%	0
2017	9.917428	10.079764	1.64%	0
2016*	10.000000	9.917428	-0.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.029715	15.413738	-3.84%	4,981
2017	12.966452	16.029715	23.62%	4,916
2016	12.178962	12.966452	6.47%	5,283
2015	12.719544	12.178962	-4.25%	7,216
2014	14.052265	12.719544	-9.48%	8,736
2013	10.169223	14.052265	38.18%	7,805
2012*	10.000000	10.169223	1.69%	212
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	31.833653	27.919561	-12.30%	7,298
2017	27.721655	31.833653	14.83%	9,140
2016	24.898953	27.721655	11.34%	9,129
2015	25.685975	24.898953	-3.06%	7,337
2014	23.820115	25.685975	7.83%	8,153
2013	17.952750	23.820115	32.68%	11,677
2012	15.833392	17.952750	13.39%	5,529
2011	16.256404	15.833392	-2.60%	2,316
2010	14.937872	16.256404	8.83%	2,349
2009	12.467076	14.937872	19.82%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.894659	16.688386	-11.68%	23,080
2017	15.225177	18.894659	24.10%	21,925
2016	14.983190	15.225177	1.62%	20,955
2015	14.402140	14.983190	4.03%	18,502
2014	14.553727	14.402140	-1.04%	15,863
2013	11.653050	14.553727	24.89%	14,931
2012	10.273024	11.653050	13.43%	1,839
2011	10.688282	10.273024	-3.89%	494
2010*	10.000000	10.688282	6.88%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.561418	12.360579	-1.60%	0
2017	10.020623	12.561418	25.36%	0
2016	9.674986	10.020623	3.57%	0
2015*	10.000000	9.674986	-3.25%	671
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.537914	12.155174	-3.05%	0
2017	12.099402	12.537914	3.62%	0
2016	11.680061	12.099402	3.59%	0
2015	12.036895	11.680061	-2.96%	0
2014	11.436161	12.036895	5.25%	0
2013	11.755656	11.436161	-2.72%	0
2012	11.003070	11.755656	6.84%	0
2011	10.667727	11.003070	3.14%	0
2010	10.202356	10.667727	4.56%	0
2009	9.532302	10.202356	7.03%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	23.079845	20.990097	-9.05%	0
2017	21.522470	23.079845	7.24%	0
2016	19.889548	21.522470	8.21%	0
2015	20.568384	19.889548	-3.30%	0
2014	20.429852	20.568384	0.68%	0
2013	22.882556	20.429852	-10.72%	0
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
2009	13.874525	17.664608	27.32%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.133063	9.131816	-9.88%	199
2017	9.200867	10.133063	10.13%	973
2016	8.178353	9.200867	12.50%	0
2015*	10.000000	8.178353	-18.22%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.409004	16.717467	-9.19%	0
2017	16.007880	18.409004	15.00%	0
2016	14.736950	16.007880	8.62%	0
2015	16.223591	14.736950	-9.16%	0
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	1,825
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
2010*	10.000000	11.272959	12.73%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.066145	22.201583	-11.43%	3,085
2017	23.622064	25.066145	6.11%	3,052
2016	20.080778	23.622064	17.64%	4,731
2015	21.475997	20.080778	-6.50%	2,981
2014	19.431838	21.475997	10.52%	1,813
2013	15.081830	19.431838	28.84%	485
2012	13.468372	15.081830	11.98%	407
2011	13.697071	13.468372	-1.67%	389
2010	12.370863	13.697071	10.72%	825
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.267056	15.122900	-7.03%	160,302
2017	14.356105	16.267056	13.31%	161,031
2016	13.459339	14.356105	6.66%	161,871
2015	13.621024	13.459339	-1.19%	155,304
2014	13.258642	13.621024	2.73%	145,820
2013	10.990690	13.258642	20.64%	145,227
2012	9.707105	10.990690	13.22%	62,344
2011	9.828613	9.707105	-1.24%	37,525
2010	8.966848	9.828613	9.61%	10,403
2009	7.425270	8.966848	20.76%	1,774
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.826425	10.478704	-3.21%	12,857
2017	10.719359	10.826425	1.00%	15,644
2016	10.671398	10.719359	0.45%	15,240
2015	10.931131	10.671398	-2.38%	15,379
2014	10.641514	10.931131	2.72%	13,410
2013	11.162660	10.641514	-4.67%	10,311
2012	10.868716	11.162660	2.70%	2,749
2011	10.505524	10.868716	3.46%	1,162
2010	10.129525	10.505524	3.71%	1,162
2009	9.230548	10.129525	9.74%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.871373	16.723552	-11.38%	9,846
2017	14.724805	18.871373	28.16%	11,107
2016	15.019315	14.724805	-1.96%	12,707
2015	14.406712	15.019315	4.25%	18,625
2014	14.457887	14.406712	-0.35%	18,446
2013	11.485739	14.457887	25.88%	19,981
2012	9.615008	11.485739	19.46%	8,899
2011	10.834550	9.615008	-11.26%	2,120
2010	9.948218	10.834550	8.91%	2,362
2009	7.179740	9.948218	38.56%	317
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.148626	18.611616	-2.80%	38,545
2017	15.311760	19.148626	25.06%	36,678
2016	14.346869	15.311760	6.73%	38,198
2015	13.776670	14.346869	4.14%	40,137
2014	13.028408	13.776670	5.74%	38,686
2013	10.272722	13.028408	26.83%	30,067
2012	8.942733	10.272722	14.87%	23,214
2011	9.588362	8.942733	-6.73%	9,019
2010	8.290539	9.588362	15.65%	3,255
2009	6.105029	8.290539	35.80%	338
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.186356	15.490343	-4.30%	30,096
2017	13.566221	16.186356	19.31%	44,707
2016	12.479772	13.566221	8.71%	42,158
2015	12.616898	12.479772	-1.09%	33,658
2014	11.697730	12.616898	7.86%	35,400
2013	8.990572	11.697730	30.11%	32,099
2012	7.849255	8.990572	14.54%	24,540
2011	8.204802	7.849255	-4.33%	13,687
2010	7.555705	8.204802	8.59%	8,328
2009	5.908398	7.555705	27.88%	3,273
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.857945	14.195862	-4.46%	5,439
2017	14.279389	14.857945	4.05%	5,609
2016	13.430901	14.279389	6.32%	5,495
2015	14.134577	13.430901	-4.98%	5,750
2014	13.905116	14.134577	1.65%	5,693
2013	14.372269	13.905116	-3.25%	6,132
2012	13.085829	14.372269	9.83%	2,513
2011	12.669703	13.085829	3.28%	2,550
2010	11.708373	12.669703	8.21%	1,054
2009	9.620128	11.708373	21.71%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	27.953223	25.308546	-9.46%	525
2017	24.272186	27.953223	15.17%	522
2016	21.096566	24.272186	15.05%	521
2015	23.062893	21.096566	-8.53%	526
2014	21.638154	23.062893	6.58%	521
2013	16.343914	21.638154	32.39%	522
2012	14.135318	16.343914	15.62%	597
2011	14.823207	14.135318	-4.64%	0
2010	13.121885	14.823207	12.97%	0
2009	10.454779	13.121885	25.51%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.792361	9.664543	-10.45%	0
2017	9.312181	10.792361	15.90%	0
2016	9.241315	9.312181	0.77%	0
2015*	10.000000	9.241315	-7.59%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.036506	0.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.748474	19.691138	-5.10%	219
2017	19.861050	20.748474	4.47%	227
2016	17.779282	19.861050	11.71%	220
2015	18.656443	17.779282	-4.70%	309
2014	18.592204	18.656443	0.35%	504
2013	17.745673	18.592204	4.77%	0
2012	15.831907	17.745673	12.09%	0
2011	15.583969	15.831907	1.59%	0
2010	14.074796	15.583969	10.72%	0
2009	9.851999	14.074796	42.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.293593	15.142995	-7.06%	8,570
2017	13.345990	16.293593	22.09%	8,570
2016	12.011599	13.345990	11.11%	8,570
2015	12.423731	12.011599	-3.32%	8,570
2014	11.915168	12.423731	4.27%	8,833
2013	8.483640	11.915168	40.45%	9,076
2012	7.421099	8.483640	14.32%	9,254
2011	8.584485	7.421099	-13.55%	506
2010	7.603174	8.584485	12.91%	0
2009	5.079792	7.603174	49.67%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.386882	16.011533	-7.91%	5,140
2017	15.011151	17.386882	15.83%	5,178
2016	13.931710	15.011151	7.75%	5,208
2015	14.297649	13.931710	-2.56%	5,235
2014	13.222171	14.297649	8.13%	4,228
2013	9.752647	13.222171	35.58%	6,590
2012	8.948768	9.752647	8.98%	4,331
2011	9.453736	8.948768	-5.34%	0
2010	7.818986	9.453736	20.91%	0
2009	6.087288	7.818986	28.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.487281	12.650907	-12.68%	19,039
2017	12.357908	14.487281	17.23%	19,127
2016	11.653981	12.357908	6.04%	26,190
2015	12.122702	11.653981	-3.87%	26,281
2014	11.855937	12.122702	2.25%	27,767
2013	9.358010	11.855937	26.69%	18,876
2012	8.234030	9.358010	13.65%	1,399
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.204415	12.113597	-8.26%	42,908
2017	12.042402	13.204415	9.65%	44,637
2016	11.597835	12.042402	3.83%	50,370
2015	11.979598	11.597835	-3.19%	58,516
2014	11.738363	11.979598	2.06%	71,331
2013	10.462682	11.738363	12.19%	63,269
2012	9.628146	10.462682	8.67%	51
2011	9.973398	9.628146	-3.46%	15,779
2010	9.231775	9.973398	8.03%	15,779
2009	7.873896	9.231775	17.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.028220	12.604944	-10.15%	0
2017	12.378948	14.028220	13.32%	0
2016	11.787153	12.378948	5.02%	211
2015	12.208387	11.787153	-3.45%	208
2014	11.916848	12.208387	2.45%	275
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0
2010	8.693971	9.561116	9.97%	0
2009	7.155840	8.693971	21.49%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.687887	11.137307	-4.71%	1,159
2017	11.229913	11.687887	4.08%	1,083
2016	10.969941	11.229913	2.37%	1,019
2015	11.293880	10.969941	-2.87%	1,041
2014	11.169368	11.293880	1.11%	1,010
2013	10.878184	11.169368	2.68%	955
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
2010	9.972650	10.421908	4.50%	0
2009	9.017623	9.972650	10.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.700181	10.644479	-9.02%	0
2017	10.418161	11.700181	12.31%	4,671
2016	10.085979	10.418161	3.29%	7,058
2015	10.770090	10.085979	-6.35%	8,118
2014	10.763473	10.770090	0.06%	8,271
2013*	10.000000	10.763473	7.63%	3,600
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.015002	10.923746	-9.08%	0
2017	10.423700	12.015002	15.27%	0
2016	10.029050	10.423700	3.94%	0
2015	10.774906	10.029050	-6.92%	1,055
2014	10.901196	10.774906	-1.16%	10,488
2013*	10.000000	10.901196	9.01%	11,258
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.652407	12.410639	-9.10%	50,710
2017	12.241457	13.652407	11.53%	72,571
2016	11.719853	12.241457	4.45%	75,982
2015	12.106433	11.719853	-3.19%	80,176
2014	11.831720	12.106433	2.32%	77,338
2013	10.264140	11.831720	15.27%	60,854
2012	9.335399	10.264140	9.95%	3,011
2011	9.767952	9.335399	-4.43%	647
2010	8.963277	9.767952	8.98%	647
2009	7.511606	8.963277	19.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.234845	12.603492	-11.46%	0
2017	12.320440	14.234845	15.54%	0
2016	11.702050	12.320440	5.28%	0
2015	12.142278	11.702050	-3.63%	0
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.750318	11.880450	-6.82%	22,668
2017	11.857478	12.750318	7.53%	27,232
2016	11.431632	11.857478	3.73%	27,288
2015	11.808623	11.431632	-3.19%	27,454
2014	11.594761	11.808623	1.84%	27,592
2013	10.652325	11.594761	8.85%	27,717
2012	9.893273	10.652325	7.67%	23,009
2011	10.137580	9.893273	-2.41%	15,096
2010	9.501879	10.137580	6.69%	15,268
2009	8.251709	9.501879	15.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.831188	11.495801	-2.83%	860
2017	11.605378	11.831188	1.95%	938
2016	11.294355	11.605378	2.75%	2,137
2015	11.645063	11.294355	-3.01%	1,849
2014	11.368969	11.645063	2.43%	2,065
2013	11.871478	11.368969	-4.23%	420
2012	11.288265	11.871478	5.17%	621
2011	10.858224	11.288265	3.96%	621
2010	10.392365	10.858224	4.48%	0
2009	9.780422	10.392365	6.26%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.613126	12.161104	-3.58%	904
2017	12.421582	12.613126	1.54%	1,471
2016	12.283974	12.421582	1.12%	1,334
2015	12.619173	12.283974	-2.66%	1,334
2014	12.296182	12.619173	2.63%	753
2013	12.829222	12.296182	-4.15%	721
2012	12.240525	12.829222	4.81%	721
2011	11.795397	12.240525	3.77%	567
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.556088	11.912033	-12.13%	2,614
2017	11.751322	13.556088	15.36%	0
2016	10.781102	11.751322	9.00%	0
2015	11.377433	10.781102	-5.24%	0
2014	11.274687	11.377433	0.91%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.590081	11.354795	-9.81%	0
2017	11.302503	12.590081	11.39%	0
2016	10.618948	11.302503	6.44%	0
2015	11.046898	10.618948	-3.87%	0
2014	11.083608	11.046898	-0.33%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.557982	26.546708	-3.67%	3,035
2017	22.162481	27.557982	24.35%	3,693
2016	21.919384	22.162481	1.11%	3,770
2015	21.370417	21.919384	2.57%	1,579
2014	20.117464	21.370417	6.23%	2,983
2013	15.085423	20.117464	33.36%	6,792
2012	13.019223	15.085423	15.87%	6,549
2011	13.645142	13.019223	-4.59%	6,806
2010	12.850326	13.645142	6.19%	7,301
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	33.486076	26.977567	-19.44%	1,830
2017	24.230819	33.486076	38.20%	1,959
2016	23.038728	24.230819	5.17%	1,893
2015	28.108133	23.038728	-18.04%	2,451
2014	30.472073	28.108133	-7.76%	2,430
2013	31.008677	30.472073	-1.73%	0
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	0
2009	19.759512	31.532852	59.58%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.511763	11.257510	-2.21%	0
2017	11.523812	11.511763	-0.10%	0
2016	11.689619	11.523812	-1.42%	0
2015	11.959489	11.689619	-2.26%	0
2014	11.688212	11.959489	2.32%	0
2013	12.449973	11.688212	-6.12%	0
2012	12.346802	12.449973	0.84%	0
2011	11.763830	12.346802	4.96%	0
2010	11.473635	11.763830	2.53%	0
2009	11.418724	11.473635	0.48%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.453569	8.385844	-0.80%	52,503
2017	8.602538	8.453569	-1.73%	52,631
2016	8.790365	8.602538	-2.14%	52,763
2015	8.983507	8.790365	-2.15%	62,417
2014	9.180892	8.983507	-2.15%	7,847
2013	9.382613	9.180892	-2.15%	24,860
2012	9.589344	9.382613	-2.16%	1,124
2011	9.799448	9.589344	-2.14%	3,129
2010	10.014756	9.799448	-2.15%	6,460
2009	10.230509	10.014756	-2.11%	6,040

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.783358	8.154914	-16.65%	0
2017	7.867512	9.783358	24.35%	0
2016	7.989281	7.867512	-1.52%	0
2015	8.436587	7.989281	-5.30%	0
2014	8.684487	8.436587	-2.85%	0
2013	7.549373	8.684487	15.04%	0
2012	6.696046	7.549373	12.74%	0
2011	7.603263	6.696046	-11.93%	0
2010	6.876080	7.603263	10.58%	0
2009	5.428443	6.876080	26.67%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.555272	8.868141	-15.98%	1,769
2017	8.666856	10.555272	21.79%	1,846
2016	8.810672	8.666856	-1.63%	3,619
2015	9.131144	8.810672	-3.51%	4,606
2014	9.947346	9.131144	-8.21%	4,047
2013	8.400722	9.947346	18.41%	188
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0
2010	8.104100	8.516680	5.09%	0
2009	6.439806	8.104100	25.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	27.000150	24.077179	-10.83%	36
2017	23.297886	27.000150	15.89%	36
2016	21.749160	23.297886	7.12%	4,258
2015	22.451176	21.749160	-3.13%	4,258
2014	21.854938	22.451176	2.73%	3,806
2013	17.552359	21.854938	24.51%	36
2012	15.477474	17.552359	13.41%	0
2011	16.464175	15.477474	-5.99%	0
2010	14.678362	16.464175	12.17%	0
2009	11.792638	14.678362	24.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.347581	15.218522	-6.91%	19,132
2017	15.032484	16.347581	8.75%	22,236
2016	14.451064	15.032484	4.02%	22,224
2015	14.794290	14.451064	-2.32%	22,284
2014	14.456487	14.794290	2.34%	22,341
2013	13.025523	14.456487	10.99%	22,325
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.482920	17.828259	-8.49%	13,467
2017	17.341670	19.482920	12.35%	13,467
2016	16.448610	17.341670	5.43%	13,467
2015	16.899940	16.448610	-2.67%	14,916
2014	16.415705	16.899940	2.95%	18,328
2013	14.039375	16.415705	16.93%	18,048
2012	12.782689	14.039375	9.83%	2,780
2011	13.186361	12.782689	-3.06%	1,982
2010	12.028785	13.186361	9.62%	1,377
2009*	10.000000	12.028785	20.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.482227	12.952899	-3.93%	5,325
2017	13.036782	13.482227	3.42%	5,484
2016	12.777624	13.036782	2.03%	5,638
2015	13.023907	12.777624	-1.89%	9,645
2014	12.811652	13.023907	1.66%	13,325
2013	12.489681	12.811652	2.58%	13,549
2012	12.136632	12.489681	2.91%	14,434
2011	12.049500	12.136632	0.72%	14,546
2010	11.628939	12.049500	3.62%	14,710
2009	10.894700	11.628939	6.74%	15,558
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.612473	10.722252	-7.67%	7,758
2017	10.406707	11.612473	11.59%	9,089
2016	10.060490	10.406707	3.44%	10,128
2015	10.625969	10.060490	-5.32%	12,402
2014	10.599161	10.625969	0.25%	13,454
2013*	10.000000	10.599161	5.99%	12,156
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.976515	11.008152	-8.09%	6,904
2017	10.463874	11.976515	14.46%	7,347
2016	9.998183	10.463874	4.66%	7,828
2015	10.638651	9.998183	-6.02%	9,251
2014	10.687136	10.638651	-0.45%	6,798
2013*	10.000000	10.687136	6.87%	7,016
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.252047	18.688730	-7.72%	56,693
2017	18.326645	20.252047	10.51%	56,606
2016	17.479615	18.326645	4.85%	53,604
2015	17.923691	17.479615	-2.48%	56,294
2014	17.415214	17.923691	2.92%	57,612
2013	15.260369	17.415214	14.12%	63,356
2012	14.074710	15.260369	8.42%	21,545
2011	14.389123	14.074710	-2.19%	25,959
2010	13.258157	14.389123	8.53%	26,998
2009	11.373158	13.258157	16.57%	27,176

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.202485	21.849544	-9.72%	5,682
2017	21.197228	24.202485	14.18%	6,058
2016	19.968070	21.197228	6.16%	6,392
2015	20.556890	19.968070	-2.86%	6,493
2014	20.016368	20.556890	2.70%	7,279
2013	16.715505	20.016368	19.75%	10,195
2012	15.017217	16.715505	11.31%	15,328
2011	15.679972	15.017217	-4.23%	16,141
2010	14.201595	15.679972	10.41%	13,472
2009	11.667610	14.201595	21.72%	11,063
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.807093	15.830070	-5.81%	8,097
2017	15.726681	16.807093	6.87%	8,398
2016	15.204169	15.726681	3.44%	8,681
2015	15.543013	15.204169	-2.18%	8,977
2014	15.165754	15.543013	2.49%	9,286
2013	14.026830	15.165754	8.12%	9,586
2012	13.268954	14.026830	5.71%	5,902
2011	13.285812	13.268954	-0.13%	8,016
2010	12.512027	13.285812	6.18%	4,394
2009	11.161635	12.512027	12.10%	4,394
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.576191	10.779946	-6.88%	3,024
2017	10.063345	11.576191	15.03%	0
2016	9.474028	10.063345	6.22%	0
2015	9.904787	9.474028	-4.35%	9,350
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.692055	12.097898	-4.68%	0
2017	10.657696	12.692055	19.09%	0
2016	9.897031	10.657696	7.69%	0
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	39.979823	34.662241	-13.30%	7,175
2017	35.287508	39.979823	13.30%	9,295
2016	29.978156	35.287508	17.71%	9,407
2015	31.433486	29.978156	-4.63%	6,469
2014	29.358496	31.433486	7.07%	6,643
2013	22.550669	29.358496	30.19%	6,945
2012	19.619205	22.550669	14.94%	6,134
2011	20.572894	19.619205	-4.64%	2,371
2010	16.659428	20.572894	23.49%	0
2009	12.449566	16.659428	33.82%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.663081	9.508635	-18.47%	1,415
2017	9.494091	11.663081	22.85%	1,393
2016	9.948025	9.494091	-4.56%	1,400
2015	10.233633	9.948025	-2.79%	1,386
2014	10.601854	10.233633	-3.47%	1,388
2013	8.948602	10.601854	18.47%	894
2012	7.916925	8.948602	13.03%	0
2011	8.952102	7.916925	-11.56%	374
2010	8.038841	8.952102	11.36%	452
2009	6.035998	8.038841	33.18%	452
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.295571	13.179275	-19.12%	946
2017	13.589991	16.295571	19.91%	934
2016	13.228809	13.589991	2.73%	943
2015	14.283110	13.228809	-7.38%	932
2014	16.160982	14.283110	-11.62%	926
2013	13.643935	16.160982	18.45%	0
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	0
2009	11.092494	14.056808	26.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.487852	16.536444	-5.44%	9,611
2017	13.759602	17.487852	27.10%	12,016
2016	13.786714	13.759602	-0.20%	12,406
2015	13.662073	13.786714	0.91%	14,653
2014	12.675861	13.662073	7.78%	14,981
2013	9.637576	12.675861	31.53%	16,249
2012	8.480971	9.637576	13.64%	5,906
2011	8.956444	8.480971	-5.31%	3,268
2010	7.934473	8.956444	12.88%	4,020
2009	6.268781	7.934473	26.57%	468
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.572352	13.438769	-13.70%	5,960
2017	13.915025	15.572352	11.91%	6,086
2016	12.253720	13.915025	13.56%	6,228
2015	12.968676	12.253720	-5.51%	6,366
2014	12.022173	12.968676	7.87%	6,324
2013	9.099031	12.022173	32.13%	5,054
2012	7.908241	9.099031	15.06%	3,801
2011	8.606015	7.908241	-8.11%	1,829
2010	7.800703	8.606015	10.32%	1,404
2009	6.256962	7.800703	24.67%	594

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.286053	15.720227	-9.06%	4,534
2017	13.852181	17.286053	24.79%	4,566
2016	13.347436	13.852181	3.78%	4,611
2015	13.688071	13.347436	-2.49%	4,589
2014	13.487189	13.688071	1.49%	5,532
2013	9.944282	13.487189	35.63%	4,811
2012	8.865053	9.944282	12.17%	4,342
2011	9.481495	8.865053	-6.50%	337
2010	7.661708	9.481495	23.75%	301
2009	6.179627	7.661708	23.98%	301
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.055989	17.040861	-15.03%	4,318
2017	18.003799	20.055989	11.40%	4,444
2016	15.645570	18.003799	15.07%	4,558
2015	16.464495	15.645570	-4.97%	4,675
2014	14.378908	16.464495	14.50%	4,617
2013	10.830592	14.378908	32.76%	4,082
2012	9.513974	10.830592	13.84%	3,700
2011	9.953671	9.513974	-4.42%	2,792
2010	8.502885	9.953671	17.06%	0
2009	6.660337	8.502885	27.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	26.449070	23.750877	-10.20%	1,265
2017	21.684027	26.449070	21.97%	1,286
2016	20.506683	21.684027	5.74%	1,314
2015	20.846898	20.506683	-1.63%	1,632
2014	20.777610	20.846898	0.33%	1,618
2013	14.750783	20.777610	40.86%	1,240
2012	13.330323	14.750783	10.66%	1,029
2011	13.740977	13.330323	-2.99%	7,697
2010	11.224708	13.740977	22.42%	5,827
2009	9.019312	11.224708	24.45%	832
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	37.611412	30.496861	-18.92%	588
2017	35.341883	37.611412	6.42%	583
2016	28.751638	35.341883	22.92%	597
2015	31.355557	28.751638	-8.30%	599
2014	30.013992	31.355557	4.47%	709
2013	21.905542	30.013992	37.02%	407
2012	18.609309	21.905542	17.71%	0
2011	20.114343	18.609309	-7.48%	167
2010	16.253001	20.114343	23.76%	0
2009	13.197321	16.253001	23.15%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	35.240155	30.053136	-14.72%	4,746
2017	31.813092	35.240155	10.77%	4,746
2016	26.529328	31.813092	19.92%	4,746
2015	27.636056	26.529328	-4.00%	4,834
2014	28.087212	27.636056	-1.61%	4,891
2013	20.422430	28.087212	37.53%	4,921
2012	18.114007	20.422430	12.74%	4,892
2011	19.651678	18.114007	-7.82%	110
2010	16.069084	19.651678	22.29%	0
2009	12.216178	16.069084	31.54%	1,270
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	25.805454	25.177467	-2.43%	1,271
2017	21.930781	25.805454	17.67%	1,353
2016	20.161635	21.930781	8.77%	1,812
2015	20.469179	20.161635	-1.50%	1,472
2014	18.708276	20.469179	9.41%	1,495
2013	14.618193	18.708276	27.98%	1,570
2012	13.122958	14.618193	11.39%	0
2011	13.360187	13.122958	-1.78%	0
2010	12.058938	13.360187	10.79%	0
2009	9.815428	12.058938	22.86%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.453546	12.628610	-6.13%	9,187
2017	12.952559	13.453546	3.87%	12,509
2016	12.349912	12.952559	4.88%	13,692
2015	13.378579	12.349912	-7.69%	15,392
2014	10.631183	13.378579	25.84%	15,505
2013	10.579126	10.631183	0.49%	13,991
2012	9.354492	10.579126	13.09%	7,957
2011	9.006700	9.354492	3.86%	2,289
2010	7.090025	9.006700	27.03%	717
2009	5.551826	7.090025	27.71%	8,769
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.437893	15.298708	-6.93%	29,438
2017	13.856881	16.437893	18.63%	37,069
2016	12.711821	13.856881	9.01%	32,132
2015	12.869785	12.711821	-1.23%	29,436
2014	11.631459	12.869785	10.65%	14,649
2013*	10.000000	11.631459	16.31%	12,837

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.678288	9.546749	-1.36%	0
2017	9.736599	9.678288	-0.60%	1,463
2016	9.708053	9.736599	0.29%	3,132
2015	9.955337	9.708053	-2.48%	5,453
2014	10.124076	9.955337	-1.67%	5,058
2013	10.335646	10.124076	-2.05%	3,109
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	4,968
2010	10.271377	10.293761	0.22%	4,607
2009	9.800278	10.271377	4.81%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.726152	13.640718	-13.26%	1,177
2017	14.074715	15.726152	11.73%	1,177
2016	11.899530	14.074715	18.28%	694
2015	12.785198	11.899530	-6.93%	920
2014	12.497315	12.785198	2.30%	920
2013*	10.000000	12.497315	24.97%	920
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.815285	13.045570	-17.51%	2,450
2017	13.169760	15.815285	20.09%	2,464
2016	13.309931	13.169760	-1.05%	2,676
2015	14.154944	13.309931	-5.97%	2,670
2014	15.749135	14.154944	-10.12%	2,424
2013	13.402022	15.749135	17.51%	311
2012	11.455869	13.402022	16.99%	2,282
2011	13.368509	11.455869	-14.31%	1,254
2010	12.846780	13.368509	4.06%	1,288
2009*	10.000000	12.846780	28.47%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	33.879849	30.973270	-8.58%	269
2017	27.794736	33.879849	21.89%	279
2016	27.268926	27.794736	1.93%	280
2015	27.593644	27.268926	-1.18%	273
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.245398	9.137903	-1.16%	0
2017	9.364522	9.245398	-1.27%	0
2016	9.454441	9.364522	-0.95%	0
2015	9.644460	9.454441	-1.97%	0
2014	9.796615	9.644460	-1.55%	0
2013	9.950491	9.796615	-1.55%	0
2012	9.721973	9.950491	2.35%	0
2011	9.906396	9.721973	-1.86%	0
2010	9.615846	9.906396	3.02%	0
2009	8.671443	9.615846	10.89%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.570465	25.429756	-7.76%	0
2017	23.790012	27.570465	15.89%	0
2016	22.128896	23.790012	7.51%	0
2015	22.720463	22.128896	-2.60%	0
2014	21.035752	22.720463	8.01%	0
2013	15.622947	21.035752	34.65%	0
2012	14.387365	15.622947	8.59%	0
2011	15.170175	14.387365	-5.16%	0
2010	12.619090	15.170175	20.22%	0
2009	9.812617	12.619090	28.60%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.147577	10.207702	-8.43%	1,101
2017	10.333567	11.147577	7.88%	1,129
2016	9.979624	10.333567	3.55%	1,152
2015	10.709726	9.979624	-6.82%	1,173
2014	10.658319	10.709726	0.48%	1,210
2013	10.135732	10.658319	5.16%	1,252
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.999559	10.673268	-11.05%	650
2017	10.450746	11.999559	14.82%	644
2016	10.156502	10.450746	2.90%	675
2015	11.453973	10.156502	-11.33%	680
2014	11.603088	11.453973	-1.29%	659
2013	10.254367	11.603088	13.15%	642
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.869663	10.728685	-9.61%	2,242
2017	10.676017	11.869663	11.18%	2,445
2016	10.307471	10.676017	3.58%	3,607
2015	11.287112	10.307471	-8.68%	3,698
2014	11.253950	11.287112	0.29%	0
2013	10.271999	11.253950	9.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	36.487717	30.917227	-15.27%	1,215
2017	27.352371	36.487717	33.40%	1,341
2016	27.995705	27.352371	-2.30%	1,322
2015	27.597404	27.995705	1.44%	1,278
2014	27.635635	27.597404	-0.14%	1,329
2013	22.239798	27.635635	24.26%	0
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
2009	13.599359	18.543844	36.36%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.202280	9.528618	-6.60%	0
2017	9.832291	10.202280	3.76%	0
2016	9.455343	9.832291	3.99%	0
2015	9.910067	9.455343	-4.59%	0
2014	9.881618	9.910067	0.29%	294
2013	10.135959	9.881618	-2.51%	566
2012*	10.000000	10.135959	1.36%	566
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.674191	8.401427	-21.29%	374
2017	8.626656	10.674191	23.73%	334
2016	9.061745	8.626656	-4.80%	1,139
2015	8.981906	9.061745	0.89%	1,132
2014*	10.000000	8.981906	-10.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	27.255184	24.506571	-10.08%	0
2017	23.879637	27.255184	14.14%	0
2016	21.925576	23.879637	8.91%	0
2015	21.732156	21.925576	0.89%	299
2014	20.117327	21.732156	8.03%	391
2013	15.641602	20.117327	28.61%	497
2012	13.709058	15.641602	14.10%	520
2011	14.053857	13.709058	-2.45%	609
2010	12.400019	14.053857	13.34%	623
2009	9.900851	12.400019	25.24%	674
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	38.850959	34.004864	-12.47%	648
2017	34.853759	38.850959	11.47%	648
2016	30.268263	34.853759	15.15%	833
2015	32.940791	30.268263	-8.11%	646
2014	30.150620	32.940791	9.25%	1,152
2013	21.911475	30.150620	37.60%	1,459
2012	19.031177	21.911475	15.13%	1,092
2011	19.923293	19.031177	-4.48%	0
2010	16.545827	19.923293	20.41%	0
2009	12.353254	16.545827	33.94%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.078817	10.248887	-7.49%	5,988
2017	9.985593	11.078817	10.95%	6,048
2016	9.037994	9.985593	10.48%	8,116
2015	10.171179	9.037994	-11.14%	9,222
2014	10.347613	10.171179	-1.71%	9,624
2013	10.563432	10.347613	-2.04%	6,008
2012*	10.000000	10.563432	5.63%	1,019

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.269002	9.562210	-6.88%	0
2017	9.559115	10.269002	7.43%	0
2016	8.628477	9.559115	10.79%	0
2015	9.031681	8.628477	-4.46%	0
2014	9.102276	9.031681	-0.78%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.236340	10.545636	-6.15%	3,427
2017	10.369428	11.236340	8.36%	4,140
2016	10.297659	10.369428	0.70%	4,202
2015	11.337415	10.297659	-9.17%	4,845
2014	11.551762	11.337415	-1.86%	5,264
2013	12.635348	11.551762	-8.58%	4,257
2012	12.271629	12.635348	2.96%	2,832
2011	11.567017	12.271629	6.09%	6,296
2010	10.808196	11.567017	7.02%	2,789
2009*	10.000000	10.808196	8.08%	108
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.622304	10.417331	-1.93%	13,521
2017	10.720804	10.622304	-0.92%	14,358
2016	10.814584	10.720804	-0.87%	19,566
2015	11.029176	10.814584	-1.95%	15,841
2014	11.187797	11.029176	-1.42%	18,144
2013	11.460232	11.187797	-2.38%	18,125
2012	11.075823	11.460232	3.47%	2,067
2011	11.205585	11.075823	-1.16%	20,125
2010	10.887208	11.205585	2.92%	17,467
2009*	10.000000	10.887208	8.87%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.067634	9.990586	-0.77%	718
2017	10.056409	10.067634	0.11%	718
2016*	10.000000	10.056409	0.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.523997	10.231121	-2.78%	59,585
2017	10.260350	10.523997	2.57%	74,740
2016	10.221099	10.260350	0.38%	78,702
2015	10.410747	10.221099	-1.82%	70,949
2014	10.213832	10.410747	1.93%	71,160
2013	10.657042	10.213832	-4.16%	70,843
2012	9.946827	10.657042	7.14%	59,996
2011*	10.000000	9.946827	-0.53%	21,564
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.199857	10.027510	-10.47%	0
2017*	10.000000	11.199857	12.00%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.194872	13.216823	0.17%	4,472
2017	10.300576	13.194872	28.10%	0
2016*	10.000000	10.300576	3.01%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.294003	15.268605	-20.86%	0
2017	15.576318	19.294003	23.87%	0
2016	16.317992	15.576318	-4.55%	0
2015	16.653242	16.317992	-2.01%	0
2014	18.256628	16.653242	-8.78%	0
2013	14.568153	18.256628	25.32%	0
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
2009	11.443318	13.955510	21.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	32.882591	32.447314	-1.32%	3,619
2017	26.395179	32.882591	24.58%	3,931
2016	30.210973	26.395179	-12.63%	3,920
2015	27.451477	30.210973	10.05%	7,459
2014	21.378928	27.451477	28.40%	8,268
2013	14.515903	21.378928	47.28%	8,313
2012	11.324843	14.515903	28.18%	3,560
2011	10.484270	11.324843	8.02%	602
2010*	10.000000	10.484270	4.84%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.136939	4.997899	-29.97%	5,968
2017	7.439970	7.136939	-4.07%	7,992
2016	5.301448	7.439970	40.34%	10,912
2015	8.163120	5.301448	-35.06%	8,832
2014	10.343958	8.163120	-21.08%	7,097
2013	9.584479	10.343958	7.92%	6,626
2012*	10.000000	9.584479	-4.16%	2,219
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.300200	5.122590	-29.83%	2,542
2017	7.589006	7.300200	-3.81%	3,262
2016	5.396459	7.589006	40.63%	3,322
2015	8.287036	5.396459	-34.88%	3,485
2014	10.469426	8.287036	-20.85%	3,555
2013	9.679796	10.469426	8.16%	3,874
2012*	10.000000	9.679796	-3.20%	4,140

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	26.993020	26.755005	-0.88%	209
2017	21.916936	26.993020	23.16%	222
2016	20.786855	21.916936	5.44%	251
2015	21.874220	20.786855	-4.97%	281
2014	22.782777	21.874220	-3.99%	1,131
2013	15.498174	22.782777	47.00%	1,124
2012	14.683773	15.498174	5.55%	903
2011	15.728823	14.683773	-6.64%	833
2010	12.679469	15.728823	24.05%	582
2009	8.489079	12.679469	49.36%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.286525	11.131920	-9.40%	0
2017	10.988218	12.286525	11.82%	0
2016	10.868857	10.988218	1.10%	0
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	27.951723	25.735671	-7.93%	0
2017	24.097098	27.951723	16.00%	0
2016	22.181987	24.097098	8.63%	0
2015	22.361933	22.181987	-0.80%	0
2014	20.921291	22.361933	6.89%	0
2013	15.893630	20.921291	31.63%	0
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
2010	12.111837	13.361659	10.32%	0
2009	10.290345	12.111837	17.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.611992	-23.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	39.620386	32.817504	-17.17%	0
2017	35.896278	39.620386	10.37%	0
2016	29.409928	35.896278	22.05%	0
2015	31.887307	29.409928	-7.77%	0
2014	29.927338	31.887307	6.55%	0
2013	22.232804	29.927338	34.61%	0
2012	19.189871	22.232804	15.86%	0
2011	21.472153	19.189871	-10.63%	0
2010	17.343216	21.472153	23.81%	0
2009	12.430721	17.343216	39.52%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.346636	11.733202	-4.97%	0
2017	12.176507	12.346636	1.40%	0
2016	11.926397	12.176507	2.10%	0
2015	12.503325	11.926397	-4.61%	0
2014	12.376204	12.503325	1.03%	0
2013	13.827122	12.376204	-10.49%	0
2012	13.166455	13.827122	5.02%	0
2011	12.046846	13.166455	9.29%	0
2010	11.717924	12.046846	2.81%	0
2009	10.871059	11.717924	7.79%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	26.919219	24.429993	-9.25%	0
2017	22.879007	26.919219	17.66%	0
2016	20.664518	22.879007	10.72%	0
2015	22.465915	20.664518	-8.02%	0
2014	20.449498	22.465915	9.86%	0
2013	15.433078	20.449498	32.50%	0
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
2010	12.307762	13.705626	11.36%	0
2009	10.685450	12.307762	15.18%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	27.336517	23.266566	-14.89%	0
2017	25.074214	27.336517	9.02%	0
2016	20.890693	25.074214	20.03%	0
2015	21.703488	20.890693	-3.74%	0
2014	19.091446	21.703488	13.68%	0
2013	15.027459	19.091446	27.04%	0
2012	13.220882	15.027459	13.66%	0
2011	13.632612	13.220882	-3.02%	0
2010	11.715784	13.632612	16.36%	0
2009	9.228892	11.715784	26.95%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.670325	12.713461	-7.00%	0
2017	12.174508	13.670325	12.29%	0
2016	11.603541	12.174508	4.92%	0
2015	11.993088	11.603541	-3.25%	0
2014	11.916280	11.993088	0.64%	0
2013	10.104760	11.916280	17.93%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.590126	10.056761	-5.04%	0
2017	10.111918	10.590126	4.73%	0
2016	9.164027	10.111918	10.34%	0
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.848058	9.560746	-2.92%	0
2017	9.756182	9.848058	0.94%	0
2016	9.735632	9.756182	0.21%	0
2015*	10.000000	9.735632	-2.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.555204	11.366877	-9.46%	0
2017	11.019587	12.555204	13.94%	0
2016	9.707758	11.019587	13.51%	0
2015*	10.000000	9.707758	-2.92%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.919813	14.387743	-9.62%	0
2017	14.314572	15.919813	11.21%	0
2016	14.099198	14.314572	1.53%	0
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	0
2009*	10.000000	11.998434	19.98%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.145516	9.524361	-6.12%	0
2017*	10.000000	10.145516	1.46%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.102905	13.078408	-18.78%	0
2017	14.731890	16.102905	9.31%	0
2016	11.490393	14.731890	28.21%	0
2015	12.560631	11.490393	-8.52%	0
2014	12.159997	12.560631	3.29%	0
2013*	10.000000	12.159997	21.60%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.081768	10.785696	-17.55%	0
2017	11.626476	13.081768	12.52%	0
2016	10.318625	11.626476	12.67%	0
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	40.650274	36.182869	-10.99%	0
2017	36.975780	40.650274	9.94%	0
2016	30.069101	36.975780	22.97%	0
2015	31.478881	30.069101	-4.48%	0
2014	30.618868	31.478881	2.81%	0
2013	22.248661	30.618868	37.62%	0
2012	19.656053	22.248661	13.19%	0
2011	19.984863	19.656053	-1.65%	0
2010	16.239741	19.984863	23.06%	0
2009	13.281286	16.239741	22.28%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	29.074308	27.050803	-6.96%	0
2017	24.524121	29.074308	18.55%	0
2016	22.499952	24.524121	9.00%	0
2015	22.808024	22.499952	-1.35%	0
2014	20.619086	22.808024	10.62%	0
2013	16.007451	20.619086	28.81%	0
2012	14.174868	16.007451	12.93%	0
2011	14.261960	14.174868	-0.61%	0
2010	12.731742	14.261960	12.02%	0
2009	10.328190	12.731742	23.27%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	25.614786	23.268899	-9.16%	0
2017	20.619824	25.614786	24.22%	0
2016	19.587114	20.619824	5.27%	0
2015	20.586423	19.587114	-4.85%	0
2014	19.521593	20.586423	5.45%	0
2013	16.520104	19.521593	18.17%	0
2012	15.337686	16.520104	7.71%	0
2011	14.421564	15.337686	6.35%	0
2010	12.817388	14.421564	12.52%	0
2009	10.722248	12.817388	19.54%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	24.285332	19.167331	-21.07%	0
2017	19.964397	24.285332	21.64%	0
2016	17.477796	19.964397	14.23%	0
2015	18.333417	17.477796	-4.67%	0
2014	18.501391	18.333417	-0.91%	0
2013	12.763037	18.501391	44.96%	0
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
2009	8.205994	10.093087	23.00%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.278018	10.042044	-2.30%	0
2017	10.158862	10.278018	1.17%	0
2016	9.533872	10.158862	6.56%	0
2015	9.846030	9.533872	-3.17%	0
2014	10.010236	9.846030	-1.64%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.023496	-9.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.731249	12.352096	-2.98%	0
2017	12.546424	12.731249	1.47%	0
2016	12.390267	12.546424	1.26%	0
2015	12.724909	12.390267	-2.63%	0
2014	12.569598	12.724909	1.24%	0
2013	12.756627	12.569598	-1.47%	0
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	0
2010	11.282294	11.947988	5.90%	0
2009	9.600863	11.282294	17.51%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.194606	-18.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.635150	14.637677	-6.38%	0
2017	14.172206	15.635150	10.32%	0
2016	13.769924	14.172206	2.92%	0
2015	14.154772	13.769924	-2.72%	0
2014	13.888325	14.154772	1.92%	0
2013	12.545176	13.888325	10.71%	0
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
2010	10.724769	11.804893	10.07%	0
2009	8.846750	10.724769	21.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.811831	15.440664	-8.16%	0
2017	14.784772	16.811831	13.71%	0
2016	14.287368	14.784772	3.48%	0
2015	14.676154	14.287368	-2.65%	0
2014	14.347007	14.676154	2.29%	0
2013	12.686185	14.347007	13.09%	0
2012	11.472664	12.686185	10.58%	0
2011	11.877674	11.472664	-3.41%	0
2010	10.622572	11.877674	11.82%	0
2009	8.449381	10.622572	25.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.298109	16.452022	-10.09%	0
2017	15.500691	18.298109	18.05%	0
2016	14.898763	15.500691	4.04%	0
2015	15.315059	14.898763	-2.72%	0
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	0
2010	10.377045	11.761641	13.34%	0
2009	8.088554	10.377045	28.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.779748	11.007561	-6.56%	0
2017	10.372275	11.779748	13.57%	0
2016*	10.000000	10.372275	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.357782	11.298224	-26.43%	0
2017	16.150505	15.357782	-4.91%	0
2016	12.368603	16.150505	30.58%	0
2015	15.958734	12.368603	-22.50%	0
2014	18.706175	15.958734	-14.69%	0
2013	15.406781	18.706175	21.42%	0
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	0
2010	13.921125	16.223362	16.54%	0
2009	9.645606	13.921125	44.33%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.199984	22.538535	-10.56%	0
2017	22.871799	25.199984	10.18%	0
2016	19.866582	22.871799	15.13%	0
2015	21.212633	19.866582	-6.35%	0
2014	19.994366	21.212633	6.09%	0
2013	15.993367	19.994366	25.02%	0
2012	13.971141	15.993367	14.47%	0
2011	14.191850	13.971141	-1.56%	0
2010	12.627209	14.191850	12.39%	0
2009	9.940652	12.627209	27.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.767449	11.337258	-11.20%	0
2017	11.194204	12.767449	14.05%	0
2016*	10.000000	11.194204	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	30.939846	30.124488	-2.64%	0
2017	23.464077	30.939846	31.86%	0
2016	23.859236	23.464077	-1.66%	0
2015	22.820347	23.859236	4.55%	0
2014	21.018865	22.820347	8.57%	0
2013	15.802459	21.018865	33.01%	0
2012	14.124403	15.802459	11.88%	0
2011	14.446158	14.124403	-2.23%	0
2010	11.925214	14.446158	21.14%	0
2009	9.528748	11.925214	25.15%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.031461	12.642897	-2.98%	0
2017	12.812315	13.031461	1.71%	0
2016	12.538269	12.812315	2.19%	0
2015	12.930203	12.538269	-3.03%	0
2014	12.517818	12.930203	3.29%	0
2013	13.069669	12.517818	-4.22%	0
2012	12.655223	13.069669	3.27%	0
2011	12.088622	12.655223	4.69%	0
2010	11.493027	12.088622	5.18%	0
2009	10.177160	11.493027	12.93%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	42.174399	35.148603	-16.66%	0
2017	35.773363	42.174399	17.89%	0
2016	32.679385	35.773363	9.47%	0
2015	33.967851	32.679385	-3.79%	0
2014	32.756258	33.967851	3.70%	0
2013	24.650595	32.756258	32.88%	0
2012	22.002291	24.650595	12.04%	0
2011	25.235136	22.002291	-12.81%	0
2010	20.068370	25.235136	25.75%	0
2009	14.682911	20.068370	36.68%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	24.091890	20.011414	-16.94%	0
2017	18.949496	24.091890	27.14%	0
2016	20.452099	18.949496	-7.35%	0
2015	20.244873	20.452099	1.02%	0
2014	22.573278	20.244873	-10.31%	0
2013	17.731695	22.573278	27.30%	0
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
2010	16.883760	18.631126	10.35%	0
2009	13.677383	16.883760	23.44%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.924085	10.907539	-8.53%	0
2017	11.748430	11.924085	1.50%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	33.732199	27.213680	-19.32%	0
2017	28.961241	33.732199	16.47%	0
2016	27.098385	28.961241	6.87%	0
2015	28.621197	27.098385	-5.32%	0
2014	27.475559	28.621197	4.17%	0
2013	21.579649	27.475559	27.32%	0
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	0
2010	15.798048	19.520264	23.56%	0
2009	10.278836	15.798048	53.69%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.247132	11.704105	-11.65%	0
2017	12.095368	13.247132	9.52%	0
2016	10.926500	12.095368	10.70%	0
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.419151	14.429074	-6.42%	0
2017	14.374513	15.419151	7.27%	0
2016	12.889373	14.374513	11.52%	0
2015	14.179668	12.889373	-9.10%	0
2014	13.858930	14.179668	2.31%	0
2013	12.436769	13.858930	11.44%	0
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	0
2010	10.230415	11.273453	10.20%	0
2009	7.714445	10.230415	32.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	29.217416	27.120979	-7.18%	0
2017	24.778435	29.217416	17.91%	0
2016	21.831856	24.778435	13.50%	0
2015	23.168165	21.831856	-5.77%	0
2014	21.788698	23.168165	6.33%	0
2013	17.178468	21.788698	26.84%	0
2012	15.689108	17.178468	9.49%	0
2011	15.133402	15.689108	3.67%	0
2010	12.825770	15.133402	17.99%	0
2009	11.175941	12.825770	14.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	37.229500	31.717738	-14.80%	0
2017	34.400270	37.229500	8.22%	0
2016	27.016132	34.400270	27.33%	0
2015	29.827358	27.016132	-9.42%	0
2014	30.325331	29.827358	-1.64%	0
2013	22.759468	30.325331	33.24%	0
2012	19.657896	22.759468	15.78%	0
2011	20.884584	19.657896	-5.87%	0
2010	16.653826	20.884584	25.40%	0
2009	13.184473	16.653826	26.31%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.521772	9.487128	-17.66%	0
2017	8.389769	11.521772	37.33%	0
2016	7.303960	8.389769	14.87%	0
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	21.940453	18.141800	-17.31%	0
2017	19.223479	21.940453	14.13%	0
2016	18.338863	19.223479	4.82%	0
2015	20.053603	18.338863	-8.55%	0
2014	23.073410	20.053603	-13.09%	0
2013	19.185201	23.073410	20.27%	0
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
2009	13.359553	17.905527	34.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.069002	9.040227	-0.32%	0
2017	9.097251	9.069002	-0.31%	0
2016	9.035805	9.097251	0.68%	0
2015	9.654738	9.035805	-6.41%	0
2014	9.694231	9.654738	-0.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.930276	11.160502	-6.45%	0
2017	10.783895	11.930276	10.63%	0
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.348341	-6.52%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.909704	9.198739	-7.17%	0
2017	9.772884	9.909704	1.40%	0
2016	10.040685	9.772884	-2.67%	0
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.608313	16.548823	-6.02%	0
2017	14.172638	17.608313	24.24%	0
2016	14.204079	14.172638	-0.22%	0
2015	13.865012	14.204079	2.45%	0
2014	13.106301	13.865012	5.79%	0
2013	9.586119	13.106301	36.72%	0
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.720232	12.724774	-13.56%	0
2017	13.126850	14.720232	12.14%	0
2016	11.860196	13.126850	10.68%	0
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.816905	14.558316	-7.96%	0
2017	13.239998	15.816905	19.46%	0
2016	13.459984	13.239998	-1.63%	0
2015	13.620897	13.459984	-1.18%	0
2014	12.932599	13.620897	5.32%	0
2013	9.680111	12.932599	33.60%	0
2012*	10.000000	9.680111	-3.20%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.849239	13.730901	-7.53%	0
2017	12.836602	14.849239	15.68%	0
2016	13.470536	12.836602	-4.71%	0
2015	15.027973	13.470536	-10.36%	0
2014	16.220172	15.027973	-7.35%	0
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	0
2010	11.789219	12.530308	6.29%	0
2009*	10.000000	11.789219	17.89%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.551977	12.014742	-4.28%	0
2017	12.030071	12.551977	4.34%	0
2016	10.586296	12.030071	13.64%	0
2015	11.577594	10.586296	-8.56%	0
2014	11.616749	11.577594	-0.34%	0
2013	10.749390	11.616749	8.07%	0
2012*	10.000000	10.749390	7.49%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.923990	15.562579	-2.27%	0
2017	12.830212	15.923990	24.11%	0
2016	12.362025	12.830212	3.79%	0
2015	13.415603	12.362025	-7.85%	0
2014	12.716657	13.415603	5.50%	0
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	25.045216	24.596821	-1.79%	0
2017	21.675899	25.045216	15.54%	0
2016	21.243645	21.675899	2.03%	0
2015	21.632737	21.243645	-1.80%	0
2014	20.435769	21.632737	5.86%	0
2013	17.441431	20.435769	17.17%	0
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
2010	15.007039	15.868770	5.74%	0
2009	12.218661	15.007039	22.82%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.829829	9.488741	-3.47%	0
2017	9.724293	9.829829	1.09%	0
2016	9.726339	9.724293	-0.02%	0
2015*	10.000000	9.726339	-2.74%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	37.753726	37.552987	-0.53%	0
2017	29.693328	37.753726	27.15%	0
2016	29.780955	29.693328	-0.29%	0
2015	27.203452	29.780955	9.47%	0
2014	25.643905	27.203452	6.08%	0
2013	20.033088	25.643905	28.01%	0
2012	16.538740	20.033088	21.13%	0
2011	18.171475	16.538740	-8.99%	0
2010	17.449390	18.171475	4.14%	0
2009	12.219126	17.449390	42.80%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.641715	22.342029	-1.32%	0
2017	15.974426	22.641715	41.74%	0
2016	14.345600	15.974426	11.35%	0
2015	14.017124	14.345600	2.34%	0
2014	13.107199	14.017124	6.94%	0
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	28.208133	23.408542	-17.01%	0
2017	22.048542	28.208133	27.94%	0
2016	24.164065	22.048542	-8.75%	0
2015	27.093428	24.164065	-10.81%	0
2014	31.517293	27.093428	-14.04%	0
2013	28.198864	31.517293	11.77%	0
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
2009	17.978972	31.487235	75.13%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.535278	8.390326	-20.36%	0
2017	8.426621	10.535278	25.02%	0
2016	7.133274	8.426621	18.13%	0
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.071224	9.747349	-3.22%	0
2017	9.914080	10.071224	1.59%	0
2016*	10.000000	9.914080	-0.86%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.983408	15.361301	-3.89%	0
2017	12.935593	15.983408	23.56%	0
2016	12.156168	12.935593	6.41%	0
2015	12.702220	12.156168	-4.30%	0
2014	14.040316	12.702220	-9.53%	0
2013	10.165760	14.040316	38.11%	0
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	31.592684	27.693969	-12.34%	0
2017	27.525826	31.592684	14.77%	0
2016	24.735666	27.525826	11.28%	0
2015	25.530576	24.735666	-3.11%	0
2014	23.688108	25.530576	7.78%	0
2013	17.862377	23.688108	32.61%	0
2012	15.761758	17.862377	13.33%	0
2011	16.191113	15.761758	-2.65%	0
2010	14.885481	16.191113	8.77%	0
2009	12.429695	14.885481	19.76%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.820831	16.614636	-11.72%	0
2017	15.173415	18.820831	24.04%	0
2016	14.939858	15.173415	1.56%	0
2015	14.367827	14.939858	3.98%	0
2014	14.526499	14.367827	-1.09%	0
2013	11.637191	14.526499	24.83%	0
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.543730	12.336828	-1.65%	0
2017	10.011601	12.543730	25.29%	0
2016	9.671201	10.011601	3.52%	0
2015*	10.000000	9.671201	-3.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.444304	12.058228	-3.10%	0
2017	12.015186	12.444304	3.57%	0
2016	11.604664	12.015186	3.54%	0
2015	11.965305	11.604664	-3.01%	0
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	0
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	0
2009	9.504716	10.167618	6.97%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	22.903598	20.819106	-9.10%	0
2017	21.369007	22.903598	7.18%	0
2016	19.757797	21.369007	8.15%	0
2015	20.442589	19.757797	-3.35%	0
2014	20.315286	20.442589	0.63%	0
2013	22.765873	20.315286	-10.76%	0
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
2009	13.832041	17.601525	27.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.119278	9.114717	-9.93%	0
2017	9.193038	10.119278	10.08%	0
2016	8.175556	9.193038	12.45%	0
2015*	10.000000	8.175556	-18.24%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.341767	16.647847	-9.24%	0
2017	15.957528	18.341767	14.94%	0
2016	14.698087	15.957528	8.57%	0
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.955468	22.092192	-11.47%	0
2017	23.529748	24.955468	6.06%	0
2016	20.012495	23.529748	17.58%	0
2015	21.413917	20.012495	-6.54%	0
2014	19.385574	21.413917	10.46%	0
2013	15.053604	19.385574	28.78%	0
2012	13.450060	15.053604	11.92%	0
2011	13.685425	13.450060	-1.72%	0
2010	12.366653	13.685425	10.66%	0
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.170326	15.025250	-7.08%	0
2017	14.278020	16.170326	13.25%	0
2016	13.392959	14.278020	6.61%	0
2015	13.560787	13.392959	-1.24%	0
2014	13.206766	13.560787	2.68%	0
2013	10.953289	13.206766	20.57%	0
2012	9.679028	10.953289	13.17%	0
2011	9.805182	9.679028	-1.29%	0
2010	8.950048	9.805182	9.55%	0
2009	7.415149	8.950048	20.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.762085	10.411078	-3.26%	0
2017	10.661096	10.762085	0.95%	0
2016	10.618800	10.661096	0.40%	0
2015	10.882810	10.618800	-2.43%	0
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.759184	16.615582	-11.43%	0
2017	14.644726	18.759184	28.10%	0
2016	14.945249	14.644726	-2.01%	0
2015	14.342990	14.945249	4.20%	0
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.034836	18.491513	-2.85%	0
2017	15.228524	19.034836	24.99%	0
2016	14.276144	15.228524	6.67%	0
2015	13.715751	14.276144	4.09%	0
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.098362	15.398213	-4.35%	0
2017	13.499339	16.098362	19.25%	0
2016	12.424579	13.499339	8.65%	0
2015	12.567526	12.424579	-1.14%	0
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.745438	14.081128	-4.51%	0
2017	14.178489	14.745438	4.00%	0
2016	13.342799	14.178489	6.26%	0
2015	14.049031	13.342799	-5.03%	0
2014	13.828018	14.049031	1.60%	0
2013	14.299888	13.828018	-3.30%	0
2012	13.026591	14.299888	9.77%	0
2011	12.618769	13.026591	3.23%	0
2010	11.667273	12.618769	8.16%	0
2009	9.591260	11.667273	21.64%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	27.741550	25.103983	-9.51%	0
2017	24.100666	27.741550	15.11%	0
2016	20.958174	24.100666	14.99%	0
2015	22.923327	20.958174	-8.57%	0
2014	21.518216	22.923327	6.53%	0
2013	16.261624	21.518216	32.33%	0
2012	14.071359	16.261624	15.57%	0
2011	14.763659	14.071359	-4.69%	0
2010	13.075858	14.763659	12.91%	0
2009	10.423428	13.075858	25.45%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.778812	9.647444	-10.50%	0
2017	9.305215	10.778812	15.84%	0
2016	9.239107	9.305215	0.72%	0
2015*	10.000000	9.239107	-7.61%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.033087	0.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.591408	19.532033	-5.14%	0
2017	19.720750	20.591408	4.41%	0
2016	17.662678	19.720750	11.65%	0
2015	18.543558	17.662678	-4.75%	0
2014	18.489154	18.543558	0.29%	0
2013	17.656336	18.489154	4.72%	0
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
2009	9.822458	14.025416	42.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.213362	15.060689	-7.11%	0
2017	13.287037	16.213362	22.02%	0
2016	11.964625	13.287037	11.05%	0
2015	12.381471	11.964625	-3.37%	0
2014	11.880708	12.381471	4.21%	0
2013	8.463422	11.880708	40.38%	0
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.301150	15.924381	-7.96%	0
2017	14.944742	17.301150	15.77%	0
2016	13.877142	14.944742	7.69%	0
2015	14.248936	13.877142	-2.61%	0
2014	13.183866	14.248936	8.08%	0
2013	9.729364	13.183866	35.51%	0
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.415914	12.582119	-12.72%	0
2017	12.303293	14.415914	17.17%	0
2016	11.608388	12.303293	5.99%	0
2015	12.081451	11.608388	-3.92%	0
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.139320	12.047670	-8.31%	0
2017	11.989137	13.139320	9.59%	0
2016	11.552426	11.989137	3.78%	0
2015	11.938789	11.552426	-3.24%	0
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.959122	12.536412	-10.19%	0
2017	12.324247	13.959122	13.27%	0
2016	11.741049	12.324247	4.97%	0
2015	12.166858	11.741049	-3.50%	0
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.630355	11.076799	-4.76%	0
2017	11.180337	11.630355	4.03%	0
2016	10.927071	11.180337	2.32%	0
2015	11.255488	10.927071	-2.92%	0
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.672314	10.613658	-9.07%	0
2017	10.398637	11.672314	12.25%	0
2016	10.072220	10.398637	3.24%	0
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.986415	10.892154	-9.13%	0
2017	10.404204	11.986415	15.21%	0
2016	10.015387	10.404204	3.88%	0
2015	10.765736	10.015387	-6.97%	0
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.585219	12.343209	-9.14%	11,679
2017	12.187416	13.585219	11.47%	13,021
2016	11.674066	12.187416	4.40%	14,226
2015	12.065292	11.674066	-3.24%	15,534
2014	11.797543	12.065292	2.27%	16,974
2013	10.239715	11.797543	15.21%	18,389
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.164730	12.534961	-11.51%	0
2017	12.265995	14.164730	15.48%	0
2016	11.656278	12.265995	5.23%	0
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.687546	11.815892	-6.87%	0
2017	11.805115	12.687546	7.47%	0
2016	11.386952	11.805115	3.67%	0
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.772897	11.433281	-2.88%	0
2017	11.554078	11.772897	1.89%	0
2016	11.250161	11.554078	2.70%	0
2015	11.605431	11.250161	-3.06%	0
2014	11.336079	11.605431	2.38%	0
2013	11.843194	11.336079	-4.28%	0
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	0
2010	10.383519	10.843428	4.43%	0
2009	9.777090	10.383519	6.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.551014	12.094992	-3.63%	0
2017	12.366717	12.551014	1.49%	0
2016	12.235946	12.366717	1.07%	0
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.523827	11.877565	-12.17%	0
2017	11.729324	13.523827	15.30%	0
2016	10.766406	11.729324	8.94%	0
2015	11.367732	10.766406	-5.29%	0
2014	11.270833	11.367732	0.86%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.560096	11.321926	-9.86%	0
2017	11.281344	12.560096	11.34%	0
2016	10.604477	11.281344	6.38%	0
2015	11.037483	10.604477	-3.92%	0
2014	11.079823	11.037483	-0.38%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.436272	26.415882	-3.72%	0
2017	22.075842	27.436272	24.28%	0
2016	21.844833	22.075842	1.06%	0
2015	21.308616	21.844833	2.52%	0
2014	20.069524	21.308616	6.17%	0
2013	15.057173	20.069524	33.29%	0
2012	13.001498	15.057173	15.81%	0
2011	13.633525	13.001498	-4.64%	0
2010	12.845949	13.633525	6.13%	0
2009*	10.000000	12.845949	28.46%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	33.232551	26.759535	-19.48%	0
2017	24.059605	33.232551	38.13%	0
2016	22.887585	24.059605	5.12%	0
2015	27.938018	22.887585	-18.08%	0
2014	30.303154	27.938018	-7.80%	0
2013	30.852565	30.303154	-1.78%	0
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
2010	31.422233	35.621849	13.37%	0
2009	19.700259	31.422233	59.50%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.424597	11.166525	-2.26%	0
2017	11.442373	11.424597	-0.16%	0
2016	11.612923	11.442373	-1.47%	0
2015	11.887106	11.612923	-2.31%	0
2014	11.623414	11.887106	2.27%	0
2013	12.387283	11.623414	-6.17%	0
2012	12.290923	12.387283	0.78%	0
2011	11.716553	12.290923	4.90%	0
2010	11.433372	11.716553	2.48%	0
2009	11.384473	11.433372	0.43%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.389389	8.317910	-0.85%	0
2017	8.541581	8.389389	-1.78%	0
2016	8.732526	8.541581	-2.19%	0
2015	8.928965	8.732526	-2.20%	0
2014	9.129818	8.928965	-2.20%	0
2013	9.335189	9.129818	-2.20%	0
2012	9.545762	9.335189	-2.21%	0
2011	9.759894	9.545762	-2.19%	0
2010	9.979424	9.759894	-2.20%	0
2009	10.199628	9.979424	-2.16%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.735160	8.110566	-16.69%	0
2017	7.832740	9.735160	24.29%	0
2016	7.958021	7.832740	-1.57%	0
2015	8.407890	7.958021	-5.35%	0
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	0
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	0
2010	6.870228	7.592916	10.52%	0
2009	5.426594	6.870228	26.60%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.492515	8.810880	-16.03%	0
2017	8.619715	10.492515	21.73%	0
2016	8.767220	8.619715	-1.68%	0
2015	9.090759	8.767220	-3.56%	0
2014	9.908397	9.090759	-8.25%	0
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	26.795735	23.882599	-10.87%	0
2017	23.133284	26.795735	15.83%	0
2016	21.606498	23.133284	7.07%	0
2015	22.315306	21.606498	-3.18%	0
2014	21.733789	22.315306	2.68%	0
2013	17.463989	21.733789	24.45%	0
2012	15.407437	17.463989	13.35%	0
2011	16.398041	15.407437	-6.04%	0
2010	14.626875	16.398041	12.11%	0
2009	11.757277	14.626875	24.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.275337	15.143480	-6.95%	0
2017	14.973679	16.275337	8.69%	0
2016	14.401864	14.973679	3.97%	0
2015	14.751467	14.401864	-2.37%	0
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.396906	17.740418	-8.54%	0
2017	17.273901	19.396906	12.29%	0
2016	16.392681	17.273901	5.38%	0
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.380071	12.848145	-3.98%	0
2017	12.944610	13.380071	3.36%	0
2016	12.693762	12.944610	1.98%	0
2015	12.945045	12.693762	-1.94%	0
2014	12.740586	12.945045	1.60%	0
2013	12.426751	12.740586	2.53%	0
2012	12.081680	12.426751	2.86%	0
2011	12.001071	12.081680	0.67%	0
2010	11.588123	12.001071	3.56%	0
2009	10.862009	11.588123	6.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.584814	10.691212	-7.71%	0
2017	10.387209	11.584814	11.53%	0
2016	10.046766	10.387209	3.39%	0
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.948000	10.976297	-8.13%	0
2017	10.444286	11.948000	14.40%	0
2016	9.984545	10.444286	4.60%	0
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.098750	18.537735	-7.77%	0
2017	18.197202	20.098750	10.45%	0
2016	17.365008	18.197202	4.79%	0
2015	17.815286	17.365008	-2.53%	0
2014	17.318724	17.815286	2.87%	0
2013	15.183567	17.318724	14.06%	0
2012	14.011054	15.183567	8.37%	7,695
2011	14.331351	14.011054	-2.23%	8,265
2010	13.211670	14.331351	8.47%	9,039
2009	11.339064	13.211670	16.51%	10,429

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.019270	21.672991	-9.77%	0
2017	21.047488	24.019270	14.12%	0
2016	19.837104	21.047488	6.10%	0
2015	20.432495	19.837104	-2.91%	0
2014	19.905411	20.432495	2.65%	0
2013	16.631340	19.905411	19.69%	0
2012	14.949262	16.631340	11.25%	0
2011	15.616983	14.949262	-4.28%	0
2010	14.151761	15.616983	10.35%	0
2009	11.632622	14.151761	21.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.679858	15.702160	-5.86%	0
2017	15.615578	16.679858	6.82%	0
2016	15.104456	15.615578	3.38%	0
2015	15.448958	15.104456	-2.23%	0
2014	15.081694	15.448958	2.44%	0
2013	13.956215	15.081694	8.06%	0
2012	13.208920	13.956215	5.66%	0
2011	13.232452	13.208920	-0.18%	0
2010	12.468141	13.232452	6.13%	0
2009	11.128173	12.468141	12.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.555730	10.755363	-6.93%	0
2017	10.050684	11.555730	14.97%	0
2016	9.466939	10.050684	6.17%	0
2015	9.902433	9.466939	-4.40%	0
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.669608	12.070292	-4.73%	0
2017	10.644267	12.669608	19.03%	0
2016	9.889606	10.644267	7.63%	0
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	39.677188	34.382171	-13.35%	0
2017	35.038227	39.677188	13.24%	0
2016	29.781555	35.038227	17.65%	0
2015	31.243306	29.781555	-4.68%	0
2014	29.195791	31.243306	7.01%	0
2013	22.437147	29.195791	30.12%	0
2012	19.530446	22.437147	14.88%	0
2011	20.490280	19.530446	-4.68%	0
2010	16.600993	20.490280	23.43%	0
2009	12.412237	16.600993	33.75%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.605574	9.456887	-18.51%	0
2017	9.452097	11.605574	22.78%	0
2016	9.909075	9.452097	-4.61%	0
2015	10.198779	9.909075	-2.84%	0
2014	10.571160	10.198779	-3.52%	0
2013	8.927250	10.571160	18.41%	0
2012	7.902091	8.927250	12.97%	0
2011	8.939901	7.902091	-11.61%	0
2010	8.031975	8.939901	11.30%	0
2009	6.033930	8.031975	33.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.173849	13.074096	-19.17%	0
2017	13.495354	16.173849	19.85%	0
2016	13.143383	13.495354	2.68%	0
2015	14.198122	13.143383	-7.43%	0
2014	16.073054	14.198122	-11.67%	0
2013	13.576639	16.073054	18.39%	0
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
2009	11.060389	14.008958	26.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.401723	16.446542	-5.49%	0
2017	13.698808	17.401723	27.03%	0
2016	13.732808	13.698808	-0.25%	0
2015	13.615611	13.732808	0.86%	0
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	0
2012	8.465103	9.614618	13.58%	0
2011	8.944253	8.465103	-5.36%	0
2010	7.927715	8.944253	12.82%	0
2009	6.266640	7.927715	26.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.495600	13.365648	-13.75%	0
2017	13.853496	15.495600	11.85%	0
2016	12.205760	13.853496	13.50%	0
2015	12.924536	12.205760	-5.56%	0
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	0
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.200963	15.634803	-9.11%	0
2017	13.791009	17.200963	24.73%	0
2016	13.295271	13.791009	3.73%	0
2015	13.641543	13.295271	-2.54%	0
2014	13.448209	13.641543	1.44%	0
2013	9.920609	13.448209	35.56%	0
2012	8.848477	9.920609	12.12%	0
2011	9.468588	8.848477	-6.55%	0
2010	7.655179	9.468588	23.69%	0
2009	6.177518	7.655179	23.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.957170	16.948167	-15.08%	0
2017	17.924226	19.957170	11.34%	0
2016	15.584364	17.924226	15.01%	0
2015	16.408460	15.584364	-5.02%	0
2014	14.337307	16.408460	14.45%	0
2013	10.804765	14.337307	32.69%	0
2012	9.496154	10.804765	13.78%	0
2011	9.940108	9.496154	-4.47%	0
2010	8.495635	9.940108	17.00%	0
2009	6.658061	8.495635	27.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	26.248820	23.558929	-10.25%	0
2017	21.530813	26.248820	21.91%	0
2016	20.372175	21.530813	5.69%	0
2015	20.720754	20.372175	-1.68%	0
2014	20.662449	20.720754	0.28%	0
2013	14.676513	20.662449	40.79%	0
2012	13.269999	14.676513	10.60%	0
2011	13.685788	13.269999	-3.04%	0
2010	11.185330	13.685788	22.35%	0
2009	8.992275	11.185330	24.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	37.326683	30.250420	-18.96%	0
2017	35.092208	37.326683	6.37%	0
2016	28.563064	35.092208	22.86%	0
2015	31.165846	28.563064	-8.35%	0
2014	29.847658	31.165846	4.42%	0
2013	21.795270	29.847658	36.95%	0
2012	18.525111	21.795270	17.65%	0
2011	20.033551	18.525111	-7.53%	0
2010	16.195979	20.033551	23.69%	0
2009	13.157737	16.195979	23.09%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	34.973333	29.810253	-14.76%	0
2017	31.588308	34.973333	10.72%	0
2016	26.355306	31.588308	19.86%	0
2015	27.468815	26.355306	-4.05%	0
2014	27.931512	27.468815	-1.66%	0
2013	20.319595	27.931512	37.46%	0
2012	18.032036	20.319595	12.69%	0
2011	19.572741	18.032036	-7.87%	0
2010	16.012704	19.572741	22.23%	0
2009	12.179554	16.012704	31.47%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	25.610049	24.973960	-2.48%	0
2017	21.775801	25.610049	17.61%	0
2016	20.029362	21.775801	8.72%	0
2015	20.345283	20.029362	-1.55%	0
2014	18.604547	20.345283	9.36%	0
2013	14.544570	18.604547	27.91%	0
2012	13.063558	14.544570	11.34%	0
2011	13.306493	13.063558	-1.83%	0
2010	12.016606	13.306493	10.73%	0
2009	9.785982	12.016606	22.79%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.387266	12.559937	-6.18%	0
2017	12.895310	13.387266	3.81%	0
2016	12.301583	12.895310	4.83%	0
2015	13.333044	12.301583	-7.74%	0
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
2010	7.083961	8.994404	26.97%	0
2009	5.549924	7.083961	27.64%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.398798	15.254470	-6.98%	0
2017	13.830972	16.398798	18.57%	0
2016	12.694507	13.830972	8.95%	0
2015	12.858823	12.694507	-1.28%	0
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.630625	9.494846	-1.41%	0
2017	9.693589	9.630625	-0.65%	0
2016	9.670095	9.693589	0.24%	0
2015	9.921478	9.670095	-2.53%	0
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.688724	13.601255	-13.31%	0
2017	14.048382	15.688724	11.68%	0
2016	11.883315	14.048382	18.22%	0
2015	12.774308	11.883315	-6.97%	0
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.745391	12.981229	-17.56%	0
2017	13.118240	15.745391	20.03%	0
2016	13.264625	13.118240	-1.10%	0
2015	14.113984	13.264625	-6.02%	0
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	33.621234	30.721039	-8.63%	0
2017	27.596634	33.621234	21.83%	0
2016	27.088378	27.596634	1.88%	0
2015	27.424968	27.088378	-1.23%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.175341	9.063994	-1.21%	0
2017	9.298302	9.175341	-1.32%	0
2016	9.392379	9.298302	-1.00%	0
2015	9.586051	9.392379	-2.02%	0
2014	9.742269	9.586051	-1.60%	0
2013	9.900358	9.742269	-1.60%	0
2012	9.677955	9.900358	2.30%	0
2011	9.866572	9.677955	-1.91%	0
2010	9.582086	9.866572	2.97%	0
2009	8.645410	9.582086	10.83%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.364573	25.226872	-7.81%	0
2017	23.624367	27.364573	15.83%	0
2016	21.986013	23.624367	7.45%	0
2015	22.585310	21.986013	-2.65%	0
2014	20.921308	22.585310	7.95%	0
2013	15.545891	20.921308	34.58%	0
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	0
2010	12.576121	15.110806	20.15%	0
2009	9.784205	12.576121	28.53%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.118226	10.175592	-8.48%	0
2017	10.311603	11.118226	7.82%	0
2016	9.963497	10.311603	3.49%	0
2015	10.697895	9.963497	-6.86%	0
2014	10.651988	10.697895	0.43%	0
2013	10.134893	10.651988	5.10%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.967997	10.639721	-11.10%	0
2017	10.428570	11.967997	14.76%	0
2016	10.140120	10.428570	2.84%	0
2015	11.441331	10.140120	-11.37%	0
2014	11.596212	11.441331	-1.34%	0
2013	10.253519	11.596212	13.09%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.838428	10.694956	-9.66%	0
2017	10.653347	11.838428	11.12%	0
2016	10.290820	10.653347	3.52%	0
2015	11.274643	10.290820	-8.73%	0
2014	11.247267	11.274643	0.24%	0
2013	10.271155	11.247267	9.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	36.211469	30.667373	-15.31%	0
2017	27.159120	36.211469	33.33%	0
2016	27.812084	27.159120	-2.35%	0
2015	27.430424	27.812084	1.39%	0
2014	27.482467	27.430424	-0.19%	0
2013	22.127834	27.482467	24.20%	0
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
2009	13.558584	18.478792	36.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.175332	9.498565	-6.65%	0
2017	9.811315	10.175332	3.71%	0
2016	9.439986	9.811315	3.93%	0
2015	9.899039	9.439986	-4.64%	0
2014	9.875667	9.899039	0.24%	0
2013	10.135027	9.875667	-2.56%	0
2012*	10.000000	10.135027	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.654240	8.381413	-21.33%	0
2017	8.614919	10.654240	23.67%	0
2016	9.054037	8.614919	-4.85%	0
2015	8.978848	9.054037	0.84%	0
2014*	10.000000	8.978848	-10.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	27.048855	24.308547	-10.13%	0
2017	23.710936	27.048855	14.08%	0
2016	21.781778	23.710936	8.86%	0
2015	21.600670	21.781778	0.84%	0
2014	20.005831	21.600670	7.97%	0
2013	15.562853	20.005831	28.55%	0
2012	13.647025	15.562853	14.04%	0
2011	13.997406	13.647025	-2.50%	0
2010	12.356512	13.997406	13.28%	0
2009	9.871159	12.356512	25.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	38.556841	33.730070	-12.52%	0
2017	34.607526	38.556841	11.41%	0
2016	30.069747	34.607526	15.09%	0
2015	32.741484	30.069747	-8.16%	0
2014	29.983512	32.741484	9.20%	0
2013	21.801155	29.983512	37.53%	0
2012	18.945064	21.801155	15.08%	0
2011	19.843257	18.945064	-4.53%	0
2010	16.487767	19.843257	20.35%	0
2009	12.316200	16.487767	33.87%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.046796	10.214002	-7.54%	0
2017	9.961806	11.046796	10.89%	0
2016	9.021064	9.961806	10.43%	0
2015	10.157318	9.021064	-11.19%	0
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.244531	9.534523	-6.93%	0
2017	9.541197	10.244531	7.37%	0
2016	8.616697	9.541197	10.73%	0
2015	9.023964	8.616697	-4.51%	0
2014	9.099154	9.023964	-0.83%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.186687	10.493637	-6.20%	0
2017	10.328862	11.186687	8.31%	0
2016	10.262603	10.328862	0.65%	0
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.575347	10.365955	-1.98%	0
2017	10.678860	10.575347	-0.97%	0
2016	10.777766	10.678860	-0.92%	0
2015	10.997248	10.777766	-2.00%	0
2014	11.161119	10.997248	-1.47%	0
2013	11.438755	11.161119	-2.43%	0
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	0
2009*	10.000000	10.883488	8.83%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.059054	9.976939	-0.82%	0
2017	10.052970	10.059054	0.06%	0
2016*	10.000000	10.052970	0.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.488242	10.191126	-2.83%	0
2017	10.230704	10.488242	2.52%	0
2016	10.196770	10.230704	0.33%	0
2015	10.391266	10.196770	-1.87%	0
2014	10.199928	10.391266	1.88%	0
2013	10.647977	10.199928	-4.21%	0
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.196064	10.018965	-10.51%	0
2017*	10.000000	11.196064	11.96%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.185066	13.200204	0.11%	0
2017	10.298166	13.185066	28.03%	0
2016*	10.000000	10.298166	2.98%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.149942	15.146799	-20.90%	0
2017	15.467894	19.149942	23.80%	0
2016	16.212670	15.467894	-4.59%	0
2015	16.554223	16.212670	-2.06%	0
2014	18.157353	16.554223	-8.83%	0
2013	14.496334	18.157353	25.25%	0
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
2009	11.410208	13.908037	21.89%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	32.754156	32.303953	-1.37%	0
2017	26.305472	32.754156	24.51%	0
2016	30.123660	26.305472	-12.68%	0
2015	27.386120	30.123660	10.00%	0
2014	21.338927	27.386120	28.34%	0
2013	14.496145	21.338927	47.20%	0
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.116309	4.980887	-30.01%	0
2017	7.422236	7.116309	-4.12%	0
2016	5.291504	7.422236	40.27%	0
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.279077	5.105140	-29.87%	0
2017	7.570903	7.279077	-3.85%	0
2016	5.386327	7.570903	40.56%	0
2015	8.275725	5.386327	-34.91%	0
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	26.812636	26.562531	-0.93%	0
2017	21.781555	26.812636	23.10%	0
2016	20.668980	21.781555	5.38%	0
2015	21.761296	20.668980	-5.02%	0
2014	22.676759	21.761296	-4.04%	0
2013	15.433916	22.676759	46.93%	0
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0
2010	12.646269	15.679640	23.99%	0
2009	8.471187	12.646269	49.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.251043	11.094059	-9.44%	773
2017	10.962067	12.251043	11.76%	852
2016	10.848509	10.962067	1.05%	1,111
2015	11.244424	10.848509	-3.52%	1,045
2014	11.038857	11.244424	1.86%	1,544
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	27.740009	25.527612	-7.98%	0
2017	23.926772	27.740009	15.94%	95
2016	22.036432	23.926772	8.58%	95
2015	22.226564	22.036432	-0.86%	95
2014	20.805279	22.226564	6.83%	95
2013	15.813563	20.805279	31.57%	95
2012	13.798846	15.813563	14.60%	95
2011	13.307951	13.798846	3.69%	95
2010	12.069326	13.307951	10.26%	95
2009	10.259472	12.069326	17.64%	95
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.609391	-23.91%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	39.320287	32.552177	-17.21%	119
2017	35.642546	39.320287	10.32%	277
2016	29.216938	35.642546	21.99%	307
2015	31.694266	29.216938	-7.82%	314
2014	29.761369	31.694266	6.49%	372
2013	22.120795	29.761369	34.54%	87
2012	19.102982	22.120795	15.80%	87
2011	21.385861	19.102982	-10.67%	87
2010	17.282343	21.385861	23.74%	87
2009	12.393425	17.282343	39.45%	87
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.252314	11.637582	-5.02%	9,176
2017	12.089660	12.252314	1.35%	9,230
2016	11.847379	12.089660	2.05%	7,845
2015	12.426837	11.847379	-4.66%	1,414
2014	12.306787	12.426837	0.98%	771
2013	13.756602	12.306787	-10.54%	0
2012	13.106022	13.756602	4.96%	0
2011	11.997664	13.106022	9.24%	0
2010	11.676054	11.997664	2.75%	0
2009	10.837755	11.676054	7.73%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	26.715249	24.232416	-9.29%	0
2017	22.717225	26.715249	17.60%	0
2016	20.528868	22.717225	10.66%	0
2015	22.329856	20.528868	-8.07%	0
2014	20.336041	22.329856	9.80%	0
2013	15.355287	20.336041	32.44%	0
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
2009	10.653374	12.264529	15.12%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	27.160180	23.104596	-14.93%	4,189
2017	24.925166	27.160180	8.97%	3,936
2016	20.777100	24.925166	19.96%	3,421
2015	21.596512	20.777100	-3.79%	5,805
2014	19.007056	21.596512	13.62%	4,337
2013	14.968686	19.007056	26.98%	0
2012	13.175924	14.968686	13.61%	0
2011	13.593186	13.175924	-3.07%	0
2010	11.687865	13.593186	16.30%	0
2009	9.211612	11.687865	26.88%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.634342	12.673482	-7.05%	22,103
2017	12.148657	13.634342	12.23%	21,954
2016	11.584814	12.148657	4.87%	43,302
2015	11.979846	11.584814	-3.30%	43,989
2014	11.909203	11.979846	0.59%	53,791
2013	10.103928	11.909203	17.87%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.575703	10.037893	-5.09%	0
2017	10.103300	10.575703	4.68%	0
2016	9.160897	10.103300	10.29%	0
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.834655	9.542824	-2.97%	0
2017	9.747871	9.834655	0.89%	0
2016	9.732303	9.747871	0.16%	0
2015*	10.000000	9.732303	-2.68%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.538133	11.345581	-9.51%	7,890
2017	11.010215	12.538133	13.88%	7,871
2016	9.704438	11.010215	13.46%	7,901
2015*	10.000000	9.704438	-2.96%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.849484	14.316822	-9.67%	29,541
2017	14.258604	15.849484	11.16%	32,695
2016	14.051223	14.258604	1.48%	35,087
2015	14.520049	14.051223	-3.23%	39,731
2014	14.572708	14.520049	-0.36%	26,219
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.142078	9.516237	-6.17%	0
2017*	10.000000	10.142078	1.42%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.064554	13.040547	-18.82%	6,133
2017	14.704302	16.064554	9.25%	5,982
2016	11.474725	14.704302	28.15%	6,636
2015	12.549926	11.474725	-8.57%	3,952
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.057312	10.759987	-17.59%	4,202
2017	11.610654	13.057312	12.46%	4,214
2016	10.309826	11.610654	12.62%	5,913
2015	10.819404	10.309826	-4.71%	2,316
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	40.342279	35.890244	-11.04%	0
2017	36.714343	40.342279	9.88%	0
2016	29.871721	36.714343	22.91%	0
2015	31.288254	29.871721	-4.53%	0
2014	30.449022	31.288254	2.76%	0
2013	22.136555	30.449022	37.55%	0
2012	19.567037	22.136555	13.13%	0
2011	19.904520	19.567037	-1.70%	0
2010	16.182730	19.904520	23.00%	0
2009	13.241435	16.182730	22.21%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	28.854046	26.832076	-7.01%	0
2017	24.350731	28.854046	18.49%	0
2016	22.352272	24.350731	8.94%	0
2015	22.669915	22.352272	-1.40%	0
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	0
2012	14.110692	15.926800	12.87%	0
2011	14.204638	14.110692	-0.66%	0
2010	12.687047	14.204638	11.96%	0
2009	10.297195	12.687047	23.21%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	25.420801	23.080799	-9.21%	0
2017	20.474093	25.420801	24.16%	0
2016	19.458598	20.474093	5.22%	0
2015	20.461823	19.458598	-4.90%	0
2014	19.413353	20.461823	5.40%	0
2013	16.436907	19.413353	18.11%	0
2012	15.268266	16.436907	7.65%	0
2011	14.363631	15.268266	6.30%	0
2010	12.772412	14.363631	12.46%	0
2009	10.690091	12.772412	19.48%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	24.101328	19.012316	-21.12%	0
2017	19.823238	24.101328	21.58%	0
2016	17.363077	19.823238	14.17%	0
2015	18.222401	17.363077	-4.72%	0
2014	18.398773	18.222401	-0.96%	0
2013	12.698723	18.398773	44.89%	0
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
2009	8.181366	10.057645	22.93%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.253552	10.012988	-2.35%	3,241
2017	10.139849	10.253552	1.12%	6,179
2016	9.520869	10.139849	6.50%	5,371
2015	9.837634	9.520869	-3.22%	14,573
2014	10.006804	9.837634	-1.69%	10,396
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.021769	-9.78%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.634852	12.252274	-3.03%	0
2017	12.457780	12.634852	1.42%	0
2016	12.309011	12.457780	1.21%	0
2015	12.647922	12.309011	-2.68%	0
2014	12.499943	12.647922	1.18%	0
2013	12.692419	12.499943	-1.52%	0
2012	11.864524	12.692419	6.98%	0
2011	11.900010	11.864524	-0.30%	0
2010	11.242732	11.900010	5.85%	0
2009	9.572078	11.242732	17.45%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.191805	-18.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.534251	14.535743	-6.43%	627
2017	14.087919	15.534251	10.27%	875
2016	13.695016	14.087919	2.87%	1,001
2015	14.084973	13.695016	-2.77%	996
2014	13.826916	14.084973	1.87%	1,263
2013	12.496093	13.826916	10.65%	0
2012	11.457282	12.496093	9.07%	0
2011	11.770734	11.457282	-2.66%	0
2010	10.699212	11.770734	10.01%	0
2009	8.830182	10.699212	21.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.703383	15.333175	-8.20%	2,541
2017	14.696885	16.703383	13.65%	7,882
2016	14.209675	14.696885	3.43%	5,341
2015	14.603822	14.209675	-2.70%	5,341
2014	14.283608	14.603822	2.24%	5,341
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	0
2011	11.843328	11.433657	-3.46%	0
2010	10.597275	11.843328	11.76%	0
2009	8.433561	10.597275	25.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.179977	16.337394	-10.14%	2,949
2017	15.408471	18.179977	17.99%	2,615
2016	14.817686	15.408471	3.99%	2,559
2015	15.239512	14.817686	-2.77%	2,366
2014	14.884300	15.239512	2.39%	2,001
2013	12.541764	14.884300	18.68%	0
2012	11.139882	12.541764	12.58%	0
2011	11.727594	11.139882	-5.01%	0
2010	10.352302	11.727594	13.28%	0
2009	8.073400	10.352302	28.23%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.769761	10.992571	-6.60%	765
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.258575	11.219471	-26.47%	3,744
2017	16.054360	15.258575	-4.96%	3,778
2016	12.301249	16.054360	30.51%	4,774
2015	15.879962	12.301249	-22.54%	3,327
2014	18.623387	15.879962	-14.73%	1,141
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.009014	22.356226	-10.61%	10,447
2017	22.710052	25.009014	10.12%	10,064
2016	19.736154	22.710052	15.07%	11,372
2015	21.084141	19.736154	-6.39%	12,117
2014	19.883423	21.084141	6.04%	11,467
2013	15.912756	19.883423	24.95%	0
2012	13.907849	15.912756	14.42%	0
2011	14.134775	13.907849	-1.61%	0
2010	12.582852	14.134775	12.33%	0
2009	9.910802	12.582852	26.96%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.756612	11.321806	-11.25%	0
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	30.705462	29.880907	-2.69%	5,537
2017	23.298188	30.705462	31.79%	5,762
2016	23.702647	23.298188	-1.71%	5,669
2015	22.682172	23.702647	4.50%	6,222
2014	20.902287	22.682172	8.52%	2,856
2013	15.722839	20.902287	32.94%	93
2012	14.060446	15.722839	11.82%	93
2011	14.388086	14.060446	-2.28%	93
2010	11.883344	14.388086	21.08%	93
2009	9.500149	11.883344	25.09%	93

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.932702	12.540638	-3.03%	991
2017	12.721701	12.932702	1.66%	972
2016	12.455947	12.721701	2.13%	1,351
2015	12.851874	12.455947	-3.08%	884
2014	12.448350	12.851874	3.24%	312
2013	13.003797	12.448350	-4.27%	0
2012	12.597898	13.003797	3.22%	0
2011	12.039999	12.597898	4.63%	0
2010	11.452646	12.039999	5.13%	0
2009	10.146594	11.452646	12.87%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	41.854894	34.864376	-16.70%	1,229
2017	35.520446	41.854894	17.83%	2,172
2016	32.464898	35.520446	9.41%	2,184
2015	33.762181	32.464898	-3.84%	1,797
2014	32.574588	33.762181	3.65%	1,842
2013	24.526407	32.574588	32.81%	90
2012	21.902676	24.526407	11.98%	90
2011	25.133719	21.902676	-12.86%	90
2010	19.997935	25.133719	25.68%	90
2009	14.638868	19.997935	36.61%	90
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	23.909411	19.849617	-16.98%	4,442
2017	18.815558	23.909411	27.07%	4,531
2016	20.317893	18.815558	-7.39%	4,531
2015	20.122326	20.317893	0.97%	1,309
2014	22.448131	20.122326	-10.36%	89
2013	17.642393	22.448131	27.24%	89
2012	14.993853	17.642393	17.66%	89
2011	18.556274	14.993853	-19.20%	89
2010	16.824522	18.556274	10.29%	89
2009	13.636359	16.824522	23.38%	89
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.895725	10.875999	-8.57%	828
2017	11.726459	11.895725	1.44%	828
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	33.476657	26.993613	-19.37%	0
2017	28.756491	33.476657	16.41%	0
2016	26.920523	28.756491	6.82%	0
2015	28.447895	26.920523	-5.37%	0
2014	27.323170	28.447895	4.12%	0
2013	21.470929	27.323170	27.26%	0
2012	17.287432	21.470929	24.20%	0
2011	19.441794	17.287432	-11.08%	0
2010	15.742579	19.441794	23.50%	0
2009	10.247984	15.742579	53.62%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.181871	11.640458	-11.69%	9,617
2017	12.041912	13.181871	9.47%	10,836
2016	10.883761	12.041912	10.64%	13,549
2015	11.871983	10.883761	-8.32%	7,732
2014	11.808948	11.871983	0.53%	7,207
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.327523	14.335948	-6.47%	13,377
2017	14.296369	15.327523	7.21%	14,440
2016	12.825833	14.296369	11.47%	16,225
2015	14.116993	12.825833	-9.15%	11,573
2014	13.804741	14.116993	2.26%	9,071
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	0
2009	7.703927	10.211260	32.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	28.996140	26.901728	-7.22%	0
2017	24.603308	28.996140	17.85%	0
2016	21.688609	24.603308	13.44%	0
2015	23.027922	21.688609	-5.82%	0
2014	21.667871	23.027922	6.28%	0
2013	17.091933	21.667871	26.77%	0
2012	15.618081	17.091933	9.44%	0
2011	15.072574	15.618081	3.62%	0
2010	12.780751	15.072574	17.93%	0
2009	11.142412	12.780751	14.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	36.947500	31.461277	-14.85%	0
2017	34.157112	36.947500	8.17%	0
2016	26.838841	34.157112	27.27%	0
2015	29.646787	26.838841	-9.47%	0
2014	30.157166	29.646787	-1.69%	0
2013	22.644824	30.157166	33.17%	0
2012	19.568913	22.644824	15.72%	0
2011	20.800674	19.568913	-5.92%	0
2010	16.595382	20.800674	25.34%	0
2009	13.144924	16.595382	26.25%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.500194	9.464479	-17.70%	0
2017	8.378328	11.500194	37.26%	0
2016	7.297715	8.378328	14.81%	0
2015	9.286274	7.297715	-21.41%	0
2014*	10.000000	9.286274	-7.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	21.774212	17.995074	-17.36%	0
2017	19.087560	21.774212	14.08%	0
2016	18.218494	19.087560	4.77%	0
2015	19.932174	18.218494	-8.60%	0
2014	22.945436	19.932174	-13.13%	0
2013	19.088550	22.945436	20.21%	0
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
2009	13.319472	17.842693	33.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.047405	9.014063	-0.37%	11,207
2017	9.080213	9.047405	-0.36%	11,125
2016	9.023484	9.080213	0.63%	10,108
2015	9.646505	9.023484	-6.46%	9,043
2014	9.690920	9.646505	-0.46%	8,841
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.895777	11.122498	-6.50%	2,728
2017	10.758200	11.895777	10.57%	2,907
2016	10.547624	10.758200	2.00%	3,000
2015	11.456943	10.547624	-7.94%	4,153
2014	11.275769	11.456943	1.61%	3,663
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.345143	-6.55%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.886095	9.172111	-7.22%	6,701
2017	9.754570	9.886095	1.35%	6,673
2016	10.026981	9.754570	-2.72%	8,209
2015	10.071568	10.026981	-0.44%	5,947
2014	9.844677	10.071568	2.30%	6,748
2013*	10.000000	9.844677	-1.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.557322	16.492395	-6.07%	0
2017	14.138799	17.557322	24.18%	122
2016	14.177390	14.138799	-0.27%	122
2015	13.846039	14.177390	2.39%	122
2014	13.095060	13.846039	5.73%	122
2013	9.582796	13.095060	36.65%	122
2012*	10.000000	9.582796	-4.17%	122
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.677691	12.681469	-13.60%	3,009
2017	13.095592	14.677691	12.08%	3,151
2016	11.837985	13.095592	10.62%	2,730
2015	12.652106	11.837985	-6.43%	2,859
2014	12.425270	12.652106	1.83%	3,015
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.771089	14.508668	-8.00%	0
2017	13.208381	15.771089	19.40%	0
2016	13.434699	13.208381	-1.68%	0
2015	13.602270	13.434699	-1.23%	0
2014	12.921521	13.602270	5.27%	0
2013	9.676761	12.921521	33.53%	0
2012*	10.000000	9.676761	-3.23%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.783618	13.663195	-7.58%	39,056
2017	12.786396	14.783618	15.62%	39,774
2016	13.424690	12.786396	-4.75%	29,578
2015	14.984494	13.424690	-10.41%	52,087
2014	16.181516	14.984494	-7.40%	30,266
2013	13.229084	16.181516	22.32%	0
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0
2010	11.785197	12.519639	6.23%	0
2009*	10.000000	11.785197	17.85%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.515705	11.973867	-4.33%	9,262
2017	12.001432	12.515705	4.29%	9,279
2016	10.566473	12.001432	13.58%	9,311
2015	11.561823	10.566473	-8.61%	8,812
2014	11.606867	11.561823	-0.39%	3,701
2013	10.745732	11.606867	8.01%	0
2012*	10.000000	10.745732	7.46%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.877932	15.509587	-2.32%	12,085
2017	12.799632	15.877932	24.05%	13,003
2016	12.338849	12.799632	3.73%	12,861
2015	13.397299	12.338849	-7.90%	8,583
2014	12.705810	13.397299	5.44%	6,228
2013	10.003346	12.705810	27.02%	0
2012*	10.000000	10.003346	0.03%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	24.855429	24.397877	-1.84%	0
2017	21.522611	24.855429	15.49%	0
2016	21.104174	21.522611	1.98%	0
2015	21.501705	21.104174	-1.85%	0
2014	20.322371	21.501705	5.80%	0
2013	17.353532	20.322371	17.11%	0
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	0
2009	12.181978	14.954337	22.76%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.816452	9.470949	-3.52%	1,710
2017	9.716010	9.816452	1.03%	1,703
2016	9.723014	9.716010	-0.07%	2,053
2015*	10.000000	9.723014	-2.77%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	37.467609	37.249221	-0.58%	112
2017	29.483311	37.467609	27.08%	185
2016	29.585397	29.483311	-0.35%	237
2015	27.038648	29.585397	9.42%	238
2014	25.501584	27.038648	6.03%	346
2013	19.932075	25.501584	27.94%	0
2012	16.463786	19.932075	21.07%	0
2011	18.098364	16.463786	-9.03%	0
2010	17.388066	18.098364	4.08%	0
2009	12.182412	17.388066	42.73%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.576146	22.265873	-1.37%	1,947
2017	15.936271	22.576146	41.67%	2,302
2016	14.318638	15.936271	11.30%	2,643
2015	13.997930	14.318638	2.29%	5,826
2014	13.095940	13.997930	6.89%	3,441
2013	9.895201	13.095940	32.35%	0
2012*	10.000000	9.895201	-1.05%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	27.994418	23.219229	-17.06%	0
2017	21.892649	27.994418	27.87%	0
2016	24.005455	21.892649	-8.80%	0
2015	26.929375	24.005455	-10.86%	65
2014	31.342505	26.929375	-14.08%	382
2013	28.056820	31.342505	11.71%	0
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
2009	17.925046	31.376752	75.04%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.510188	8.366035	-20.40%	10,269
2017	8.410840	10.510188	24.96%	9,429
2016	7.123546	8.410840	18.07%	11,130
2015	9.115994	7.123546	-21.86%	8,836
2014	9.779381	9.115994	-6.78%	6,236
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.062699	9.734084	-3.27%	0
2017	9.910741	10.062699	1.53%	0
2016*	10.000000	9.910741	-0.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.937209	15.309029	-3.94%	0
2017	12.904776	15.937209	23.50%	0
2016	12.133394	12.904776	6.36%	0
2015	12.684918	12.133394	-4.35%	0
2014	14.028356	12.684918	-9.58%	219
2013	10.162292	14.028356	38.04%	0
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	31.353373	27.470052	-12.39%	941
2017	27.331246	31.353373	14.72%	941
2016	24.573342	27.331246	11.22%	564
2015	25.376008	24.573342	-3.16%	322
2014	23.556736	25.376008	7.72%	0
2013	17.772394	23.556736	32.55%	0
2012	15.690399	17.772394	13.27%	0
2011	16.126041	15.690399	-2.70%	0
2010	14.833232	16.126041	8.72%	0
2009	12.392403	14.833232	19.70%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.747311	16.541210	-11.77%	11,962
2017	15.121849	18.747311	23.97%	14,696
2016	14.896670	15.121849	1.51%	14,792
2015	14.333619	14.896670	3.93%	7,623
2014	14.499320	14.333619	-1.14%	1,783
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.526039	12.313090	-1.70%	0
2017	10.002579	12.526039	25.23%	0
2016	9.667418	10.002579	3.47%	0
2015*	10.000000	9.667418	-3.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.351369	11.962026	-3.15%	0
2017	11.931536	12.351369	3.52%	0
2016	11.529748	11.931536	3.48%	0
2015	11.894141	11.529748	-3.06%	0
2014	11.312088	11.894141	5.15%	0
2013	11.640009	11.312088	-2.82%	0
2012	10.906004	11.640009	6.73%	0
2011	10.584401	10.906004	3.04%	0
2010	10.133021	10.584401	4.45%	0
2009	9.477206	10.133021	6.92%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	22.728723	20.649514	-9.15%	0
2017	21.216661	22.728723	7.13%	0
2016	19.626943	21.216661	8.10%	0
2015	20.317588	19.626943	-3.40%	0
2014	20.201391	20.317588	0.58%	0
2013	22.649827	20.201391	-10.81%	0
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
2009	13.789680	17.538657	27.19%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.105496	9.097603	-9.97%	2,864
2017	9.185199	10.105496	10.02%	4,776
2016	8.172749	9.185199	12.39%	2,864
2015*	10.000000	8.172749	-18.27%	1,436

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.274754	16.578486	-9.28%	0
2017	15.907334	18.274754	14.88%	0
2016	14.659322	15.907334	8.51%	0
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.845171	21.983235	-11.52%	2,829
2017	23.437700	24.845171	6.01%	2,812
2016	19.944374	23.437700	17.52%	2,458
2015	21.351945	19.944374	-6.59%	0
2014	19.339361	21.351945	10.41%	0
2013	15.025393	19.339361	28.71%	0
2012	13.431733	15.025393	11.86%	0
2011	13.673759	13.431733	-1.77%	0
2010	12.362426	13.673759	10.61%	0
2009*	10.000000	12.362426	23.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.074177	14.928228	-7.13%	107,291
2017	14.200352	16.074177	13.20%	110,333
2016	13.326893	14.200352	6.55%	112,550
2015	13.500802	13.326893	-1.29%	108,701
2014	13.155061	13.500802	2.63%	88,341
2013	10.915987	13.155061	20.51%	0
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.698086	10.343835	-3.31%	3,606
2017	10.603096	10.698086	0.90%	3,537
2016	10.566422	10.603096	0.35%	3,246
2015	10.834683	10.566422	-2.48%	3,335
2014	10.558416	10.834683	2.62%	3,324
2013	11.086812	10.558416	-4.77%	0
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.647659	16.508299	-11.47%	11,623
2017	14.565075	18.647659	28.03%	11,115
2016	14.871536	14.565075	-2.06%	11,597
2015	14.279546	14.871536	4.15%	5,136
2014	14.344932	14.279546	-0.46%	4,350
2013	11.407665	14.344932	25.75%	0
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.921582	18.372038	-2.90%	9,524
2017	15.145633	18.921582	24.93%	12,731
2016	14.205683	15.145633	6.62%	12,581
2015	13.655045	14.205683	4.03%	10,362
2014	12.926599	13.655045	5.64%	8,468
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	0
2009	6.088358	8.259444	35.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.010878	15.306664	-4.40%	10,889
2017	13.432823	16.010878	19.19%	12,451
2016	12.369650	13.432823	8.60%	12,672
2015	12.518367	12.369650	-1.19%	20,598
2014	11.618251	12.518367	7.75%	7,199
2013	8.938617	11.618251	29.98%	0
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.633815	13.967343	-4.55%	8,536
2017	14.078328	14.633815	3.95%	8,257
2016	13.255289	14.078328	6.21%	7,924
2015	13.964035	13.255289	-5.08%	7,939
2014	13.751397	13.964035	1.55%	7,897
2013	14.227924	13.751397	-3.35%	0
2012	12.967670	14.227924	9.72%	0
2011	12.568101	12.967670	3.18%	0
2010	11.626353	12.568101	8.10%	0
2009	9.562503	11.626353	21.58%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	27.531303	24.900925	-9.55%	3,119
2017	23.930210	27.531303	15.05%	3,119
2016	20.820558	23.930210	14.94%	3,119
2015	22.784456	20.820558	-8.62%	3,119
2014	21.398796	22.784456	6.48%	2,100
2013	16.179644	21.398796	32.26%	0
2012	14.007587	16.179644	15.51%	0
2011	14.704272	14.007587	-4.74%	0
2010	13.029918	14.704272	12.85%	0
2009	10.392120	13.029918	25.38%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.765219	9.630322	-10.54%	532
2017	9.298223	10.765219	15.78%	687
2016	9.236887	9.298223	0.66%	822
2015*	10.000000	9.236887	-7.63%	948
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.029649	0.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.435457	19.374136	-5.19%	4,388
2017	19.581368	20.435457	4.36%	4,425
2016	17.546790	19.581368	11.60%	3,553
2015	18.431324	17.546790	-4.80%	3,606
2014	18.386657	18.431324	0.24%	3,199
2013	17.567430	18.386657	4.66%	0
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
2009	9.792993	13.976215	42.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.133404	14.978706	-7.16%	0
2017	13.228247	16.133404	21.96%	0
2016	11.917764	13.228247	11.00%	0
2015	12.339291	11.917764	-3.42%	0
2014	11.846296	12.339291	4.16%	0
2013	8.443224	11.846296	40.31%	0
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	0
2010	7.590196	8.561080	12.79%	0
2009	5.076314	7.590196	49.52%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.215899	15.837770	-8.00%	0
2017	14.878691	17.215899	15.71%	0
2016	13.822869	14.878691	7.64%	0
2015	14.200465	13.822869	-2.66%	119
2014	13.145734	14.200465	8.02%	368
2013	9.706187	13.145734	35.44%	0
2012	8.915278	9.706187	8.87%	0
2011	9.427969	8.915278	-5.44%	0
2010	7.805641	9.427969	20.78%	0
2009	6.083121	7.805641	28.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.344867	12.513668	-12.77%	829
2017	12.248890	14.344867	17.11%	791
2016	11.562949	12.248890	5.93%	818
2015	12.040306	11.562949	-3.96%	7,254
2014	11.787398	12.040306	2.15%	6,439
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.074573	11.982149	-8.36%	10,371
2017	11.936142	13.074573	9.54%	10,209
2016	11.507225	11.936142	3.73%	10,013
2015	11.898168	11.507225	-3.29%	16,398
2014	11.670508	11.898168	1.95%	5,682
2013	10.412844	11.670508	12.08%	0
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.890306	12.468195	-10.24%	5,725
2017	12.269743	13.890306	13.21%	5,725
2016	11.695095	12.269743	4.91%	5,725
2015	12.125438	11.695095	-3.55%	5,725
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.573049	11.016544	-4.81%	1,474
2017	11.130920	11.573049	3.97%	1,472
2016	10.884327	11.130920	2.27%	1,379
2015	11.217196	10.884327	-2.97%	1,389
2014	11.104872	11.217196	1.01%	6,161
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.644509	10.582925	-9.12%	933
2017	10.379157	11.644509	12.19%	1,071
2016	10.058488	10.379157	3.19%	1,198
2015	10.751733	10.058488	-6.45%	1,264
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.957875	10.860633	-9.18%	1,470
2017	10.384718	11.957875	15.15%	1,458
2016	10.001729	10.384718	3.83%	9,220
2015	10.756555	10.001729	-7.02%	1,504
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.518208	12.276012	-9.19%	16,974
2017	12.133499	13.518208	11.41%	17,769
2016	11.628348	12.133499	4.34%	17,784
2015	12.024199	11.628348	-3.29%	28,970
2014	11.763379	12.024199	2.22%	27,693
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.094945	12.466785	-11.55%	325
2017	12.211782	14.094945	15.42%	374
2016	11.610676	12.211782	5.18%	398
2015	12.059799	11.610676	-3.72%	404
2014	11.799144	12.059799	2.21%	431
2013	9.712704	11.799144	21.48%	0
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	0
2009	6.790204	8.401560	23.73%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.625014	11.751610	-6.92%	8,056
2017	11.752928	12.625014	7.42%	8,533
2016	11.342399	11.752928	3.62%	9,546
2015	11.728425	11.342399	-3.29%	10,294
2014	11.527800	11.728425	1.74%	10,184
2013	10.601632	11.527800	8.74%	0
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.714932	11.371142	-2.93%	0
2017	11.503048	11.714932	1.84%	0
2016	11.206184	11.503048	2.65%	0
2015	11.565974	11.206184	-3.11%	0
2014	11.303315	11.565974	2.32%	0
2013	11.815009	11.303315	-4.33%	0
2012	11.246092	11.815009	5.06%	0
2011	10.828681	11.246092	3.85%	0
2010	10.374687	10.828681	4.38%	0
2009	9.773762	10.374687	6.15%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.489143	12.029186	-3.68%	0
2017	12.312031	12.489143	1.44%	0
2016	12.188056	12.312031	1.02%	0
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	670
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.491596	11.843168	-12.22%	0
2017	11.707345	13.491596	15.24%	0
2016	10.751716	11.707345	8.89%	0
2015	11.358040	10.751716	-5.34%	0
2014	11.266986	11.358040	0.81%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.530194	11.289165	-9.90%	0
2017	11.260220	12.530194	11.28%	0
2016	10.590019	11.260220	6.33%	0
2015	11.028073	10.590019	-3.97%	0
2014	11.076037	11.028073	-0.43%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.315003	26.285602	-3.77%	7,201
2017	21.989468	27.315003	24.22%	7,414
2016	21.770456	21.989468	1.01%	7,604
2015	21.246933	21.770456	2.46%	3,577
2014	20.021675	21.246933	6.12%	1,731
2013	15.028955	20.021675	33.22%	126
2012	12.983783	15.028955	15.75%	126
2011	13.621899	12.983783	-4.68%	126
2010	12.841565	13.621899	6.08%	126
2009*	10.000000	12.841565	28.42%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	32.980836	26.543187	-19.52%	258
2017	23.889527	32.980836	38.06%	235
2016	22.737375	23.889527	5.07%	285
2015	27.768878	22.737375	-18.12%	281
2014	30.135104	27.768878	-7.85%	257
2013	30.697155	30.135104	-1.83%	0
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
2009	19.641159	31.311970	59.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.338074	11.076267	-2.31%	5,215
2017	11.361510	11.338074	-0.21%	5,216
2016	11.536740	11.361510	-1.52%	4,827
2015	11.815163	11.536740	-2.36%	4,671
2014	11.558971	11.815163	2.22%	4,727
2013	12.324915	11.558971	-6.21%	0
2012	12.235311	12.324915	0.73%	0
2011	11.669486	12.235311	4.85%	0
2010	11.393262	11.669486	2.42%	0
2009	11.350338	11.393262	0.38%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.325665	8.250480	-0.90%	67,871
2017	8.481031	8.325665	-1.83%	3,707
2016	8.675043	8.481031	-2.24%	3,586
2015	8.874721	8.675043	-2.25%	19,983
2014	9.079000	8.874721	-2.25%	12,864
2013	9.287976	9.079000	-2.25%	0
2012	9.502353	9.287976	-2.26%	0
2011	9.720467	9.502353	-2.24%	0
2010	9.944195	9.720467	-2.25%	0
2009	10.168821	9.944195	-2.21%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.687170	8.066436	-16.73%	1,812
2017	7.798095	9.687170	24.22%	1,721
2016	7.926863	7.798095	-1.62%	1,475
2015	8.379256	7.926863	-5.40%	1,428
2014	8.634305	8.379256	-2.95%	1,381
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	0
2011	7.582552	6.670992	-12.02%	0
2010	6.864350	7.582552	10.46%	0
2009	5.424728	6.864350	26.54%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.430113	8.753969	-16.07%	17,727
2017	8.572817	10.430113	21.66%	16,734
2016	8.723962	8.572817	-1.73%	17,636
2015	9.050537	8.723962	-3.61%	16,430
2014	9.869618	9.050537	-8.30%	16,174
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	26.592718	23.689461	-10.92%	0
2017	22.969727	26.592718	15.77%	0
2016	21.464678	22.969727	7.01%	0
2015	22.180180	21.464678	-3.23%	3,509
2014	21.613229	22.180180	2.62%	3,509
2013	17.375986	21.613229	24.39%	0
2012	15.337663	17.375986	13.29%	0
2011	16.332125	15.337663	-6.09%	0
2010	14.575520	16.332125	12.05%	0
2009	11.721990	14.575520	24.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.203411	15.068797	-7.00%	3,726
2017	14.915109	16.203411	8.64%	3,726
2016	14.352845	14.915109	3.92%	10,317
2015	14.708781	14.352845	-2.42%	3,726
2014	14.387629	14.708781	2.23%	3,726
2013	12.976755	14.387629	10.87%	0
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.311161	17.652910	-8.59%	31
2017	17.206300	19.311161	12.23%	23
2016	16.336863	17.206300	5.32%	15
2015	16.802294	16.336863	-2.77%	7
2014	16.337548	16.802294	2.84%	3
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.278734	12.744280	-4.02%	18,760
2017	12.853114	13.278734	3.31%	18,787
2016	12.610458	12.853114	1.92%	425
2015	12.866665	12.610458	-1.99%	333
2014	12.669920	12.866665	1.55%	234
2013	12.364144	12.669920	2.47%	0
2012	12.026976	12.364144	2.80%	0
2011	11.952821	12.026976	0.62%	0
2010	11.547439	11.952821	3.51%	0
2009	10.829416	11.547439	6.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.557229	10.660272	-7.76%	326
2017	10.367763	11.557229	11.47%	420
2016	10.033070	10.367763	3.34%	503
2015	10.607868	10.033070	-5.42%	10,416
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.919525	10.944496	-8.18%	488
2017	10.424710	11.919525	14.34%	487
2016	9.970922	10.424710	4.55%	506
2015	10.620513	9.970922	-6.12%	505
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.946517	18.387865	-7.81%	23,662
2017	18.068578	19.946517	10.39%	22,762
2016	17.251061	18.068578	4.74%	14,727
2015	17.707429	17.251061	-2.58%	17,489
2014	17.222683	17.707429	2.81%	4,289
2013	15.107089	17.222683	14.00%	0
2012	13.947620	15.107089	8.31%	0
2011	14.273746	13.947620	-2.28%	0
2010	13.165290	14.273746	8.42%	0
2009	11.305038	13.165290	16.46%	917

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.837342	21.497774	-9.81%	2,447
2017	20.898710	23.837342	14.06%	2,479
2016	19.706933	20.898710	6.05%	2,582
2015	20.308799	19.706933	-2.96%	4,751
2014	19.795011	20.308799	2.60%	0
2013	16.547545	19.795011	19.63%	0
2012	14.881569	16.547545	11.19%	0
2011	15.554198	14.881569	-4.32%	0
2010	14.102070	15.554198	10.30%	0
2009	11.597705	14.102070	21.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.553518	15.575209	-5.91%	2,295
2017	15.505198	16.553518	6.76%	2,295
2016	15.005333	15.505198	3.33%	2,295
2015	15.355431	15.005333	-2.28%	2,295
2014	14.998051	15.355431	2.38%	2,295
2013	13.885904	14.998051	8.01%	0
2012	13.149120	13.885904	5.60%	0
2011	13.179258	13.149120	-0.23%	0
2010	12.424366	13.179258	6.08%	0
2009	11.094772	12.424366	11.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.535297	10.730814	-6.97%	8,482
2017	10.038022	11.535297	14.92%	8,891
2016	9.459833	10.038022	6.11%	0
2015	9.900068	9.459833	-4.45%	20,279
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.647230	12.042772	-4.78%	1,944
2017	10.630883	12.647230	18.97%	2,171
2016	9.882202	10.630883	7.58%	2,299
2015	10.095406	9.882202	-2.11%	2,417
2014*	10.000000	10.095406	0.95%	1,526
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	39.376570	34.104113	-13.39%	3,868
2017	34.790500	39.376570	13.18%	3,920
2016	29.586066	34.790500	17.59%	3,968
2015	31.054107	29.586066	-4.73%	4,079
2014	29.033833	31.054107	6.96%	3,205
2013	22.324082	29.033833	30.06%	0
2012	19.441996	22.324082	14.82%	0
2011	20.407894	19.441996	-4.73%	0
2010	16.542694	20.407894	23.36%	0
2009	12.374975	16.542694	33.68%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.548406	9.405462	-18.56%	495
2017	9.410337	11.548406	22.72%	460
2016	9.870326	9.410337	-4.66%	437
2015	10.164095	9.870326	-2.89%	426
2014	10.540604	10.164095	-3.57%	399
2013	8.905994	10.540604	18.35%	0
2012	7.887311	8.905994	12.92%	0
2011	8.927730	7.887311	-11.65%	0
2010	8.025138	8.927730	11.25%	0
2009	6.031868	8.025138	33.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.053025	12.969758	-19.21%	2,133
2017	13.401356	16.053025	19.79%	1,947
2016	13.058492	13.401356	2.63%	2,093
2015	14.113650	13.058492	-7.48%	1,959
2014	15.985602	14.113650	-11.71%	815
2013	13.509675	15.985602	18.33%	0
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
2009	11.028378	13.961266	26.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.316038	16.357138	-5.54%	605
2017	13.638299	17.316038	26.97%	639
2016	13.679114	13.638299	-0.30%	640
2015	13.569319	13.679114	0.81%	658
2014	12.602678	13.569319	7.67%	676
2013	9.591730	12.602678	31.39%	0
2012	8.449269	9.591730	13.52%	0
2011	8.932070	8.449269	-5.41%	0
2010	7.920966	8.932070	12.76%	0
2009	6.264498	7.920966	26.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.419238	13.292949	-13.79%	725
2017	13.792257	15.419238	11.80%	839
2016	12.157999	13.792257	13.44%	825
2015	12.880538	12.157999	-5.61%	842
2014	11.952685	12.880538	7.76%	834
2013	9.055687	11.952685	31.99%	137
2012	7.878627	9.055687	14.94%	137
2011	8.582541	7.878627	-8.20%	137
2010	7.787385	8.582541	10.21%	137
2009	6.252676	7.787385	24.54%	137

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.116213	15.549757	-9.15%	2,428
2017	13.730064	17.116213	24.66%	2,618
2016	13.243266	13.730064	3.68%	2,727
2015	13.595138	13.243266	-2.59%	1,693
2014	13.409324	13.595138	1.39%	1,008
2013	9.896977	13.409324	35.49%	0
2012	8.831921	9.896977	12.06%	0
2011	9.455697	8.831921	-6.60%	0
2010	7.648661	9.455697	23.63%	0
2009	6.175408	7.648661	23.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.858782	16.855938	-15.12%	2,829
2017	17.844950	19.858782	11.29%	2,785
2016	15.523349	17.844950	14.96%	2,391
2015	16.352589	15.523349	-5.07%	2,496
2014	14.295792	16.352589	14.39%	2,623
2013	10.778981	14.295792	32.63%	0
2012	9.478359	10.778981	13.72%	0
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	0
2009	6.655774	8.488366	27.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	26.049941	23.368405	-10.29%	194
2017	21.378573	26.049941	21.85%	210
2016	20.238451	21.378573	5.63%	217
2015	20.595279	20.238451	-1.73%	1,214
2014	20.547837	20.595279	0.23%	227
2013	14.602568	20.547837	40.71%	0
2012	13.209915	14.602568	10.54%	0
2011	13.630768	13.209915	-3.09%	0
2010	11.146051	13.630768	22.29%	0
2009	8.965269	11.146051	24.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	37.043912	30.005807	-19.00%	1,146
2017	34.844122	37.043912	6.31%	1,991
2016	28.375589	34.844122	22.80%	1,865
2015	30.977135	28.375589	-8.40%	1,935
2014	29.682098	30.977135	4.36%	1,966
2013	21.685452	29.682098	36.88%	0
2012	18.441219	21.685452	17.59%	0
2011	19.953008	18.441219	-7.58%	0
2010	16.139114	19.953008	23.63%	0
2009	13.118248	16.139114	23.03%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	34.708418	29.569219	-14.81%	652
2017	31.365028	34.708418	10.66%	649
2016	26.182364	31.365028	19.79%	547
2015	27.302534	26.182364	-4.10%	1,387
2014	27.776626	27.302534	-1.71%	650
2013	20.217240	27.776626	37.39%	0
2012	17.950396	20.217240	12.63%	0
2011	19.494072	17.950396	-7.92%	0
2010	15.956493	19.494072	22.17%	0
2009	12.142994	15.956493	31.40%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	25.416026	24.772017	-2.53%	0
2017	21.621844	25.416026	17.55%	111
2016	19.897887	21.621844	8.66%	1,042
2015	20.222074	19.897887	-1.60%	111
2014	18.501334	20.222074	9.30%	1,146
2013	14.471277	18.501334	27.85%	111
2012	13.004390	14.471277	11.28%	111
2011	13.252999	13.004390	-1.88%	111
2010	11.974411	13.252999	10.68%	111
2009	9.756608	11.974411	22.73%	111
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.321241	12.491559	-6.23%	7,805
2017	12.838251	13.321241	3.76%	8,309
2016	12.253391	12.838251	4.77%	8,923
2015	13.287597	12.253391	-7.78%	9,298
2014	10.569670	13.287597	25.71%	8,861
2013	10.528690	10.569670	0.39%	0
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
2010	7.077893	8.982112	26.90%	0
2009	5.548014	7.077893	27.58%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.359730	15.210306	-7.03%	157,646
2017	13.805057	16.359730	18.51%	206,797
2016	12.677191	13.805057	8.90%	217,060
2015	12.847860	12.677191	-1.33%	162,999
2014	11.623517	12.847860	10.53%	106,464
2013*	10.000000	11.623517	16.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.583177	9.443220	-1.46%	13,106
2017	9.650749	9.583177	-0.70%	15,800
2016	9.632271	9.650749	0.19%	14,778
2015	9.887717	9.632271	-2.58%	14,513
2014	10.065596	9.887717	-1.77%	29,713
2013	10.286445	10.065596	-2.15%	0
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	0
2009	9.793605	10.253900	4.70%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.651360	13.561884	-13.35%	13,940
2017	14.022065	15.651360	11.62%	14,166
2016	11.867103	14.022065	18.16%	14,420
2015	12.763416	11.867103	-7.02%	15,627
2014	12.488788	12.763416	2.20%	13,027
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.675806	12.917218	-17.60%	1,894
2017	13.066921	15.675806	19.97%	1,439
2016	13.219475	13.066921	-1.15%	1,189
2015	14.073141	13.219475	-6.07%	778
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	0
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	28.38%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	33.364391	30.470667	-8.67%	0
2017	27.399776	33.364391	21.77%	0
2016	26.908863	27.399776	1.82%	0
2015	27.257151	26.908863	-1.28%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.105898	8.990769	-1.26%	0
2017	9.232637	9.105898	-1.37%	0
2016	9.330792	9.232637	-1.05%	0
2015	9.528055	9.330792	-2.07%	0
2014	9.688281	9.528055	-1.65%	0
2013	9.850521	9.688281	-1.65%	0
2012	9.634178	9.850521	2.25%	0
2011	9.826937	9.634178	-1.96%	0
2010	9.548473	9.826937	2.92%	0
2009	8.619490	9.548473	10.78%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.160130	25.025520	-7.86%	0
2017	23.459822	27.160130	15.77%	0
2016	21.844014	23.459822	7.40%	0
2015	22.450916	21.844014	-2.70%	0
2014	20.807460	22.450916	7.90%	0
2013	15.469188	20.807460	34.51%	0
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	0
2010	12.533280	15.051635	20.09%	0
2009	9.755869	12.533280	28.47%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.088991	10.143606	-8.53%	0
2017	10.289732	11.088991	7.77%	0
2016	9.947431	10.289732	3.44%	0
2015	10.686101	9.947431	-6.91%	0
2014	10.645683	10.686101	0.38%	0
2013	10.134065	10.645683	5.05%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.936442	10.606206	-11.14%	0
2017	10.406383	11.936442	14.70%	0
2016	10.123718	10.406383	2.79%	0
2015	11.428679	10.123718	-11.42%	0
2014	11.589320	11.428679	-1.39%	0
2013	10.252676	11.589320	13.04%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.807232	10.661283	-9.71%	8,312
2017	10.630702	11.807232	11.07%	12,167
2016	10.274191	10.630702	3.47%	12,310
2015	11.262191	10.274191	-8.77%	12,264
2014	11.240591	11.262191	0.19%	25,941
2013	10.270304	11.240591	9.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	35.937174	30.419412	-15.35%	539
2017	26.967132	35.937174	33.26%	539
2016	27.629582	26.967132	-2.40%	0
2015	27.264351	27.629582	1.34%	0
2014	27.330066	27.264351	-0.24%	0
2013	22.016377	27.330066	24.14%	0
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
2009	13.517915	18.413930	36.22%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.148441	9.468586	-6.70%	3,696
2017	9.790378	10.148441	3.66%	3,696
2016	9.424640	9.790378	3.88%	3,696
2015	9.887998	9.424640	-4.69%	3,696
2014	9.869699	9.887998	0.19%	3,696
2013	10.134090	9.869699	-2.61%	0
2012*	10.000000	10.134090	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.634315	8.361429	-21.37%	3,366
2017	8.603181	10.634315	23.61%	3,315
2016	9.046302	8.603181	-4.90%	1,411
2015	8.975773	9.046302	0.79%	1,781
2014*	10.000000	8.975773	-10.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	26.843855	24.111904	-10.18%	2,384
2017	23.543244	26.843855	14.02%	2,469
2016	21.638756	23.543244	8.80%	3,808
2015	21.469810	21.638756	0.79%	2,414
2014	19.894805	21.469810	7.92%	101
2013	15.484398	19.894805	28.48%	99
2012	13.585193	15.484398	13.98%	99
2011	13.941099	13.585193	-2.55%	99
2010	12.313104	13.941099	13.22%	99
2009	9.841516	12.313104	25.11%	99
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	38.264771	33.457346	-12.56%	2,270
2017	34.362882	38.264771	11.35%	2,312
2016	29.872396	34.362882	15.03%	2,728
2015	32.543236	29.872396	-8.21%	222
2014	29.817212	32.543236	9.14%	288
2013	21.691322	29.817212	37.46%	0
2012	18.859282	21.691322	15.02%	0
2011	19.763504	18.859282	-4.58%	0
2010	16.429893	19.763504	20.29%	0
2009	12.279250	16.429893	33.80%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.014884	10.179261	-7.59%	6,441
2017	9.938088	11.014884	10.84%	6,440
2016	9.004171	9.938088	10.37%	9,672
2015	10.143479	9.004171	-11.23%	7,916
2014	10.329991	10.143479	-1.81%	7,467
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.220104	9.506903	-6.98%	0
2017	9.523291	10.220104	7.32%	0
2016	8.604917	9.523291	10.67%	0
2015	9.016243	8.604917	-4.56%	0
2014	9.096025	9.016243	-0.88%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.137239	10.441881	-6.24%	416
2017	10.288451	11.137239	8.25%	416
2016	10.227667	10.288451	0.59%	844
2015	11.271891	10.227667	-9.26%	4,151
2014	11.496748	11.271891	-1.96%	4,151
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.528608	10.314829	-2.03%	18,990
2017	10.637089	10.528608	-1.02%	21,682
2016	10.741077	10.637089	-0.97%	21,641
2015	10.965417	10.741077	-2.05%	33,010
2014	11.134504	10.965417	-1.52%	23,510
2013	11.417306	11.134504	-2.48%	0
2012	11.045679	11.417306	3.36%	0
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
2009*	10.000000	10.879769	8.80%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.050483	9.963306	-0.87%	667
2017	10.049529	10.050483	0.01%	0
2016*	10.000000	10.049529	0.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.452542	10.151218	-2.88%	13,710
2017	10.201088	10.452542	2.46%	13,734
2016	10.172434	10.201088	0.28%	14,812
2015	10.371774	10.172434	-1.92%	27,308
2014	10.186015	10.371774	1.82%	27,447
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.192275	10.010422	-10.56%	0
2017*	10.000000	11.192275	11.92%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.175252	13.183606	0.06%	0
2017	10.295751	13.175252	27.97%	0
2016*	10.000000	10.295751	2.96%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.006842	15.025875	-20.94%	0
2017	15.360129	19.006842	23.74%	0
2016	16.107932	15.360129	-4.64%	0
2015	16.455696	16.107932	-2.11%	0
2014	18.058533	16.455696	-8.88%	0
2013	14.424812	18.058533	25.19%	0
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
2009	11.377179	13.860665	21.83%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	32.626185	32.161184	-1.43%	3,971
2017	26.216062	32.626185	24.45%	5,592
2016	30.036583	26.216062	-12.72%	5,646
2015	27.320924	30.036583	9.94%	6,758
2014	21.299002	27.320924	28.27%	3,922
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.095709	4.963908	-30.04%	1,114
2017	7.404529	7.095709	-4.17%	3,530
2016	5.281569	7.404529	40.20%	6,241
2015	8.140860	5.281569	-35.12%	3,570
2014	10.326333	8.140860	-21.16%	2,859
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.258006	5.087743	-29.90%	0
2017	7.552837	7.258006	-3.90%	0
2016	5.376216	7.552837	40.49%	0
2015	8.264425	5.376216	-34.95%	0
2014	10.451564	8.264425	-20.93%	0
2013	9.673178	10.451564	8.05%	0
2012*	10.000000	9.673178	-3.27%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	26.633335	26.371333	-0.98%	4,298
2017	21.646937	26.633335	23.04%	4,658
2016	20.551718	21.646937	5.33%	4,897
2015	21.648910	20.551718	-5.07%	2,257
2014	22.571192	21.648910	-4.09%	2,142
2013	15.369918	22.571192	46.85%	0
2012	14.577196	15.369918	5.44%	0
2011	15.630601	14.577196	-6.74%	0
2010	12.613155	15.630601	23.92%	0
2009	8.453326	12.613155	49.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.215597	11.056267	-9.49%	0
2017	10.935929	12.215597	11.70%	0
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	27.529764	25.321103	-8.02%	0
2017	23.757537	27.529764	15.88%	0
2016	21.891732	23.757537	8.52%	0
2015	22.091922	21.891732	-0.91%	0
2014	20.689829	22.091922	6.78%	0
2013	15.733852	20.689829	31.50%	0
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
2010	12.026920	13.254416	10.21%	0
2009	10.228659	12.026920	17.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.606784	-23.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	39.022252	32.288808	-17.26%	109
2017	35.390435	39.022252	10.26%	107
2016	29.025074	35.390435	21.93%	106
2015	31.502257	29.025074	-7.86%	121
2014	29.596212	31.502257	6.44%	125
2013	22.009292	29.596212	34.47%	131
2012	19.016442	22.009292	15.74%	0
2011	21.299863	19.016442	-10.72%	0
2010	17.221653	21.299863	23.68%	0
2009	12.356226	17.221653	39.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.158690	11.542718	-5.07%	0
2017	12.003394	12.158690	1.29%	0
2016	11.768846	12.003394	1.99%	0
2015	12.350787	11.768846	-4.71%	0
2014	12.237727	12.350787	0.92%	0
2013	13.686406	12.237727	-10.58%	352
2012	13.045835	13.686406	4.91%	0
2011	11.948668	13.045835	9.18%	0
2010	11.634318	11.948668	2.70%	0
2009	10.804542	11.634318	7.68%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	26.512878	24.036474	-9.34%	0
2017	22.556630	26.512878	17.54%	0
2016	20.394142	22.556630	10.60%	0
2015	22.194674	20.394142	-8.11%	0
2014	20.223279	22.194674	9.75%	0
2013	15.277950	20.223279	32.37%	0
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
2009	10.621401	12.221479	15.06%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	26.984754	22.943544	-14.98%	880
2017	24.776810	26.984754	8.91%	879
2016	20.663964	24.776810	19.90%	879
2015	21.489920	20.663964	-3.84%	883
2014	18.922925	21.489920	13.57%	734
2013	14.910049	18.922925	26.91%	734
2012	13.131046	14.910049	13.55%	0
2011	13.553811	13.131046	-3.12%	0
2010	11.659979	13.553811	16.24%	0
2009	9.194334	11.659979	26.82%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.598422	12.633588	-7.10%	0
2017	12.122827	13.598422	12.17%	0
2016	11.566074	12.122827	4.81%	0
2015	11.966596	11.566074	-3.35%	0
2014	11.902125	11.966596	0.54%	0
2013	10.103095	11.902125	17.81%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.561308	10.019074	-5.13%	0
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.821279	9.524952	-3.02%	0
2017	9.739573	9.821279	0.84%	0
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.521065	11.324305	-9.56%	0
2017	11.000828	12.521065	13.82%	0
2016	9.701121	11.000828	13.40%	0
2015*	10.000000	9.701121	-2.99%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.779377	14.246150	-9.72%	1,891
2017	14.202778	15.779377	11.10%	1,857
2016	14.003358	14.202778	1.42%	1,853
2015	14.477997	14.003358	-3.28%	1,868
2014	14.537944	14.477997	-0.41%	1,857
2013	13.005302	14.537944	11.78%	1,821
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
2009*	10.000000	11.990240	19.90%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.138631	9.508109	-6.22%	0
2017*	10.000000	10.138631	1.39%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.026281	13.002777	-18.87%	0
2017	14.676754	16.026281	9.19%	0
2016	11.459064	14.676754	28.08%	0
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.032860	10.734303	-17.64%	0
2017	11.594823	13.032860	12.40%	0
2016	10.301026	11.594823	12.56%	0
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	40.036550	35.599921	-11.08%	0
2017	36.454694	40.036550	9.83%	0
2016	29.675580	36.454694	22.84%	0
2015	31.098730	29.675580	-4.58%	0
2014	30.280069	31.098730	2.70%	0
2013	22.024979	30.280069	37.48%	0
2012	19.478398	22.024979	13.07%	0
2011	19.824469	19.478398	-1.75%	0
2010	16.125877	19.824469	22.94%	0
2009	13.201674	16.125877	22.15%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	28.635435	26.615075	-7.06%	0
2017	24.178570	28.635435	18.43%	0
2016	22.205564	24.178570	8.89%	0
2015	22.532641	22.205564	-1.45%	0
2014	20.390977	22.532641	10.50%	0
2013	15.846549	20.390977	28.68%	0
2012	14.046796	15.846549	12.81%	0
2011	14.147538	14.046796	-0.71%	0
2010	12.642499	14.147538	11.90%	0
2009	10.266291	12.642499	23.15%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	25.228161	22.894103	-9.25%	0
2017	20.329303	25.228161	24.10%	0
2016	19.330858	20.329303	5.17%	0
2015	20.337892	19.330858	-4.95%	0
2014	19.305656	20.337892	5.35%	0
2013	16.354082	19.305656	18.05%	0
2012	15.199128	16.354082	7.60%	0
2011	14.305876	15.199128	6.24%	0
2010	12.727560	14.305876	12.40%	0
2009	10.657988	12.727560	19.42%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	23.918573	18.858430	-21.16%	0
2017	19.682961	23.918573	21.52%	0
2016	17.249005	19.682961	14.11%	0
2015	18.111960	17.249005	-4.76%	0
2014	18.296625	18.111960	-1.01%	0
2013	12.634688	18.296625	44.81%	0
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
2009	8.156780	10.022295	22.87%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.229092	9.983960	-2.40%	0
2017	10.120825	10.229092	1.07%	0
2016	9.507860	10.120825	6.45%	0
2015	9.829217	9.507860	-3.27%	0
2014	10.003364	9.829217	-1.74%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.020052	-9.80%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.539081	12.153153	-3.08%	0
2017	12.369656	12.539081	1.37%	0
2016	12.228180	12.369656	1.16%	0
2015	12.571299	12.228180	-2.73%	0
2014	12.430568	12.571299	1.13%	0
2013	12.628441	12.430568	-1.57%	0
2012	11.810778	12.628441	6.92%	0
2011	11.852145	11.810778	-0.35%	0
2010	11.203228	11.852145	5.79%	0
2009	9.543325	11.203228	17.39%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.188993	-18.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.433964	14.434465	-6.48%	0
2017	14.004116	15.433964	10.21%	0
2016	13.620487	14.004116	2.82%	0
2015	14.015498	13.620487	-2.82%	0
2014	13.765746	14.015498	1.81%	0
2013	12.447178	13.765746	10.59%	0
2012	11.418286	12.447178	9.01%	0
2011	11.736660	11.418286	-2.71%	0
2010	10.673684	11.736660	9.96%	0
2009	8.813630	10.673684	21.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.595537	15.226336	-8.25%	0
2017	14.609450	16.595537	13.59%	0
2016	14.132356	14.609450	3.38%	0
2015	14.531780	14.132356	-2.75%	0
2014	14.220412	14.531780	2.19%	0
2013	12.587099	14.220412	12.98%	0
2012	11.394733	12.587099	10.46%	0
2011	11.809038	11.394733	-3.51%	0
2010	10.571990	11.809038	11.70%	0
2009	8.417740	10.571990	25.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.062698	16.223647	-10.18%	0
2017	15.316875	18.062698	17.93%	0
2016	14.737109	15.316875	3.93%	0
2015	15.164390	14.737109	-2.82%	0
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
2010	10.327628	11.693674	13.23%	0
2009	8.058275	10.327628	28.16%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.759783	10.977607	-6.65%	0
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.160027	11.141270	-26.51%	1,118
2017	15.958809	15.160027	-5.01%	1,083
2016	12.234276	15.958809	30.44%	969
2015	15.801620	12.234276	-22.58%	1,041
2014	18.541012	15.801620	-14.77%	855
2013	15.286370	18.541012	21.29%	785
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
2010	13.854785	16.129558	16.42%	0
2009	9.609469	13.854785	44.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	24.819515	22.175419	-10.65%	0
2017	22.549468	24.819515	10.07%	0
2016	19.606588	22.549468	15.01%	0
2015	20.956449	19.606588	-6.44%	0
2014	19.773112	20.956449	5.98%	0
2013	15.832562	19.773112	24.89%	0
2012	13.844855	15.832562	14.36%	0
2011	14.077935	13.844855	-1.66%	0
2010	12.538662	14.077935	12.28%	0
2009	9.881046	12.538662	26.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.745819	11.306400	-11.29%	0
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	30.472782	29.639213	-2.74%	755
2017	23.133424	30.472782	31.73%	758
2016	23.547038	23.133424	-1.76%	762
2015	22.544793	23.547038	4.45%	761
2014	20.786323	22.544793	8.46%	720
2013	15.643611	20.786323	32.87%	720
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
2010	11.841618	14.330246	21.02%	0
2009	9.471628	11.841618	25.02%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.834686	12.439196	-3.08%	0
2017	12.631728	12.834686	1.61%	0
2016	12.374165	12.631728	2.08%	0
2015	12.774041	12.374165	-3.13%	0
2014	12.379300	12.774041	3.19%	0
2013	12.938291	12.379300	-4.32%	0
2012	12.540861	12.938291	3.17%	0
2011	11.991605	12.540861	4.58%	0
2010	11.412454	11.991605	5.07%	0
2009	10.116151	11.412454	12.81%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	41.537738	34.582377	-16.74%	141
2017	35.269269	41.537738	17.77%	139
2016	32.251778	35.269269	9.36%	147
2015	33.557717	32.251778	-3.89%	152
2014	32.393887	33.557717	3.59%	158
2013	24.402823	32.393887	32.75%	269
2012	21.803479	24.402823	11.92%	0
2011	25.032679	21.803479	-12.90%	0
2010	19.927699	25.032679	25.62%	0
2009	14.594916	19.927699	36.54%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	23.728159	19.689005	-17.02%	191
2017	18.682431	23.728159	27.01%	177
2016	20.184447	18.682431	-7.44%	205
2015	20.000392	20.184447	0.92%	181
2014	22.323518	20.000392	-10.41%	0
2013	17.553431	22.323518	27.17%	0
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	0
2009	13.595396	16.765403	23.32%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.867368	10.844494	-8.62%	0
2017	11.704477	11.867368	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	33.222923	26.775223	-19.41%	0
2017	28.553082	33.222923	16.35%	0
2016	26.743751	28.553082	6.77%	0
2015	28.275559	26.743751	-5.42%	0
2014	27.171551	28.275559	4.06%	0
2013	21.362702	27.171551	27.19%	0
2012	17.209115	21.362702	24.14%	0
2011	19.363613	17.209115	-11.13%	0
2010	15.687288	19.363613	23.44%	0
2009	10.217220	15.687288	53.54%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.116830	11.577058	-11.74%	0
2017	11.988615	13.116830	9.41%	0
2016	10.841127	11.988615	10.58%	0
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0
2009	6.553439	8.339673	27.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.236342	14.243347	-6.52%	0
2017	14.218570	15.236342	7.16%	0
2016	12.762552	14.218570	11.41%	0
2015	14.054530	12.762552	-9.19%	3,744
2014	13.750694	14.054530	2.21%	3,744
2013	12.352259	13.750694	11.32%	3,744
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
2009	7.693418	10.192119	32.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	28.776409	26.684126	-7.27%	0
2017	24.429321	28.776409	17.79%	0
2016	21.546225	24.429321	13.38%	0
2015	22.888464	21.546225	-5.86%	0
2014	21.547662	22.888464	6.22%	0
2013	17.005805	21.547662	26.71%	0
2012	15.547346	17.005805	9.38%	0
2011	15.011971	15.547346	3.57%	0
2010	12.735864	15.011971	17.87%	0
2009	11.108969	12.735864	14.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	36.667453	31.206741	-14.89%	0
2017	33.915516	36.667453	8.11%	0
2016	26.662597	33.915516	27.20%	0
2015	29.467188	26.662597	-9.52%	0
2014	29.989828	29.467188	-1.74%	0
2013	22.530691	29.989828	33.11%	0
2012	19.480253	22.530691	15.66%	0
2011	20.717010	19.480253	-5.97%	0
2010	16.537081	20.717010	25.28%	0
2009	13.105461	16.537081	26.18%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.478644	9.441885	-17.74%	0
2017	8.366879	11.478644	37.19%	0
2016	7.291461	8.366879	14.75%	0
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	21.609159	17.849472	-17.40%	0
2017	18.952523	21.609159	14.02%	0
2016	18.098832	18.952523	4.72%	0
2015	19.811405	18.098832	-8.64%	0
2014	22.818099	19.811405	-13.18%	0
2013	18.992319	22.818099	20.14%	0
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
2009	13.279480	17.780013	33.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.025852	8.987959	-0.42%	893
2017	9.063204	9.025852	-0.41%	902
2016	9.011170	9.063204	0.58%	853
2015	9.638269	9.011170	-6.51%	3,371
2014	9.687601	9.638269	-0.51%	3,345
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.861386	11.084647	-6.55%	0
2017	10.732568	11.861386	10.52%	0
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.341945	-6.58%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.862552	9.145549	-7.27%	0
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	189
2014	9.841309	10.062981	2.25%	117
2013*	10.000000	9.841309	-1.59%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.506461	16.436158	-6.11%	0
2017	14.105024	17.506461	24.12%	0
2016	14.150744	14.105024	-0.32%	0
2015	13.827096	14.150744	2.34%	0
2014	13.083835	13.827096	5.68%	0
2013	9.579480	13.083835	36.58%	0
2012*	10.000000	9.579480	-4.21%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.635239	12.638288	-13.64%	1,239
2017	13.064374	14.635239	12.02%	1,228
2016	11.815782	13.064374	10.57%	1,230
2015	12.634847	11.815782	-6.48%	1,237
2014	12.414676	12.634847	1.77%	1,234
2013	9.891327	12.414676	25.51%	1,311
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.725407	14.459209	-8.05%	0
2017	13.176827	15.725407	19.34%	0
2016	13.409445	13.176827	-1.73%	0
2015	13.583654	13.409445	-1.28%	0
2014	12.910444	13.583654	5.21%	0
2013	9.673405	12.910444	33.46%	0
2012*	10.000000	9.673405	-3.27%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.718254	13.595783	-7.63%	2,083
2017	12.736342	14.718254	15.56%	2,766
2016	13.378976	12.736342	-4.80%	2,689
2015	14.941114	13.378976	-10.46%	3,821
2014	16.142931	14.941114	-7.44%	3,519
2013	13.204300	16.142931	22.26%	2,193
2012	11.341055	13.204300	16.43%	1,700
2011	12.508963	11.341055	-9.34%	0
2010	11.781172	12.508963	6.18%	0
2009*	10.000000	11.781172	17.81%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.479491	11.933071	-4.38%	0
2017	11.972810	12.479491	4.23%	0
2016	10.546649	11.972810	13.52%	0
2015	11.546047	10.546649	-8.66%	0
2014	11.596963	11.546047	-0.44%	0
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.832058	15.456819	-2.37%	151
2017	12.769150	15.832058	23.99%	169
2016	12.315745	12.769150	3.68%	172
2015	13.379067	12.315745	-7.95%	177
2014	12.695006	13.379067	5.39%	185
2013	9.999936	12.695006	26.95%	184
2012*	10.000000	9.999936	0.00%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	24.667144	24.200599	-1.89%	0
2017	21.370469	24.667144	15.43%	0
2016	20.965678	21.370469	1.93%	0
2015	21.371531	20.965678	-1.90%	0
2014	20.209679	21.371531	5.75%	0
2013	17.266124	20.209679	17.05%	0
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
2010	14.901852	15.741438	5.63%	0
2009	12.145432	14.901852	22.70%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.803073	9.453182	-3.57%	0
2017	9.707725	9.803073	0.98%	0
2016	9.719682	9.707725	-0.12%	0
2015*	10.000000	9.719682	-2.80%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	37.183710	36.947952	-0.63%	294
2017	29.274839	37.183710	27.02%	294
2016	29.391194	29.274839	-0.40%	294
2015	26.874908	29.391194	9.36%	294
2014	25.360125	26.874908	5.97%	294
2013	19.831652	25.360125	27.88%	294
2012	16.389240	19.831652	21.00%	0
2011	18.025613	16.389240	-9.08%	0
2010	17.327037	18.025613	4.03%	0
2009	12.145867	17.327037	42.66%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.510809	22.190011	-1.43%	83
2017	15.898251	22.510809	41.59%	96
2016	14.291751	15.898251	11.24%	118
2015	13.978786	14.291751	2.24%	136
2014	13.084716	13.978786	6.83%	140
2013	9.891772	13.084716	32.28%	368
2012*	10.000000	9.891772	-1.08%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	27.782139	23.031289	-17.10%	0
2017	21.737713	27.782139	27.81%	0
2016	23.847742	21.737713	-8.85%	0
2015	26.766165	23.847742	-10.90%	0
2014	31.168507	26.766165	-14.12%	0
2013	27.915345	31.168507	11.65%	0
2012	25.246530	27.915345	10.57%	0
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
2009	17.871206	31.266522	74.95%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.485136	8.341794	-20.44%	0
2017	8.395071	10.485136	24.90%	0
2016	7.113817	8.395071	18.01%	0
2015	9.108217	7.113817	-21.90%	260
2014	9.776041	9.108217	-6.83%	114
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.054156	9.720814	-3.32%	0
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.891106	15.256883	-3.99%	118
2017	12.874009	15.891106	23.44%	136
2016	12.110638	12.874009	6.30%	142
2015	12.667618	12.110638	-4.40%	140
2014	14.016405	12.667618	-9.62%	147
2013	10.158827	14.016405	37.97%	167
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	31.115834	27.247906	-12.43%	2,224
2017	27.138015	31.115834	14.66%	2,224
2016	24.412055	27.138015	11.17%	2,224
2015	25.222353	24.412055	-3.21%	2,224
2014	23.426074	25.222353	7.67%	2,224
2013	17.682848	23.426074	32.48%	2,224
2012	15.619350	17.682848	13.21%	2,224
2011	16.061210	15.619350	-2.75%	2,224
2010	14.781145	16.061210	8.66%	2,224
2009	12.355204	14.781145	19.63%	2,224

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.674035	16.468073	-11.81%	0
2017	15.070421	18.674035	23.91%	617
2016	14.853587	15.070421	1.46%	637
2015	14.299475	14.853587	3.88%	0
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	0
2010*	10.000000	10.677419	6.77%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.508399	12.289426	-1.75%	0
2017	9.993581	12.508399	25.16%	0
2016	9.663644	9.993581	3.41%	0
2015*	10.000000	9.663644	-3.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.259038	11.866499	-3.20%	0
2017	11.848387	12.259038	3.47%	0
2016	11.455241	11.848387	3.43%	0
2015	11.823328	11.455241	-3.11%	0
2014	11.250491	11.823328	5.09%	0
2013	11.582562	11.250491	-2.87%	0
2012	10.857736	11.582562	6.68%	0
2011	10.542938	10.857736	2.99%	0
2010	10.098488	10.542938	4.40%	0
2009	9.449749	10.098488	6.87%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	22.555077	20.481216	-9.19%	0
2017	21.065297	22.555077	7.07%	0
2016	19.496861	21.065297	8.04%	0
2015	20.193268	19.496861	-3.45%	0
2014	20.088065	20.193268	0.52%	0
2013	22.534290	20.088065	-10.86%	0
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
2009	13.747430	17.475981	27.12%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.091757	9.080562	-10.02%	0
2017	9.177382	10.091757	9.96%	0
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.207971	16.509397	-9.33%	0
2017	15.857293	18.207971	14.82%	0
2016	14.620665	15.857293	8.46%	0
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.735379	21.874829	-11.56%	1,563
2017	23.346029	24.735379	5.95%	1,563
2016	19.876500	23.346029	17.46%	1,561
2015	21.290168	19.876500	-6.64%	1,564
2014	19.293268	21.290168	10.35%	1,516
2013	14.997245	19.293268	28.65%	1,516
2012	13.413445	14.997245	11.81%	1,516
2011	13.662112	13.413445	-1.82%	1,516
2010	12.358219	13.662112	10.55%	1,516
2009*	10.000000	12.358219	23.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.978508	14.831735	-7.18%	0
2017	14.123039	15.978508	13.14%	0
2016	13.261105	14.123039	6.50%	0
2015	13.441022	13.261105	-1.34%	5,845
2014	13.103534	13.441022	2.58%	5,998
2013	10.878792	13.103534	20.45%	6,125
2012	9.623060	10.878792	13.05%	6,073
2011	9.758453	9.623060	-1.39%	0
2010	8.916511	9.758453	9.44%	1,352
2009	7.394927	8.916511	20.58%	1,352
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.634444	10.277012	-3.36%	0
2017	10.545408	10.634444	0.84%	0
2016	10.514297	10.545408	0.30%	0
2015	10.786745	10.514297	-2.53%	0
2014	10.517076	10.786745	2.56%	0
2013	11.049063	10.517076	-4.81%	0
2012	10.774671	11.049063	2.55%	0
2011	10.430566	10.774671	3.30%	0
2010	10.072682	10.430566	3.55%	0
2009	9.192839	10.072682	9.57%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.536706	16.401628	-11.52%	226
2017	14.485800	18.536706	27.96%	225
2016	14.798155	14.485800	-2.11%	260
2015	14.216354	14.798155	4.09%	373
2014	14.288769	14.216354	-0.51%	346
2013	11.368798	14.288769	25.68%	271
2012	9.531758	11.368798	19.27%	0
2011	10.757205	9.531758	-11.39%	0
2010	9.892359	10.757205	8.74%	0
2009	7.150385	9.892359	38.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.808978	18.253303	-2.95%	1,113
2017	15.063180	18.808978	24.87%	1,726
2016	14.135551	15.063180	6.56%	1,783
2015	13.594589	14.135551	3.98%	1,113
2014	12.875954	13.594589	5.58%	1,113
2013	10.168096	12.875954	26.63%	1,113
2012	8.865280	10.168096	14.70%	0
2011	9.519878	8.865280	-6.88%	0
2010	8.243944	9.519878	15.48%	0
2009	6.080041	8.243944	35.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.923753	15.215533	-4.45%	4,427
2017	13.366541	15.923753	19.13%	4,441
2016	12.314903	13.366541	8.54%	4,454
2015	12.469336	12.314903	-1.24%	4,490
2014	11.578662	12.469336	7.69%	4,497
2013	8.912717	11.578662	29.91%	4,940
2012	7.793253	8.912717	14.36%	4,111
2011	8.158742	7.793253	-4.48%	4,111
2010	7.524809	8.158742	8.42%	4,111
2009	5.893277	7.524809	27.68%	4,111
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.522855	13.854313	-4.60%	0
2017	13.978710	14.522855	3.89%	0
2016	13.168214	13.978710	6.15%	0
2015	13.879403	13.168214	-5.12%	0
2014	13.675061	13.879403	1.49%	0
2013	14.156194	13.675061	-3.40%	0
2012	12.908919	14.156194	9.66%	0
2011	12.517550	12.908919	3.13%	0
2010	11.585507	12.517550	8.04%	0
2009	9.533781	11.585507	21.52%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	27.322710	24.699534	-9.60%	921
2017	23.761015	27.322710	14.99%	921
2016	20.683891	23.761015	14.88%	921
2015	22.646487	20.683891	-8.67%	921
2014	21.280109	22.646487	6.42%	921
2013	16.098128	21.280109	32.19%	921
2012	13.944169	16.098128	15.45%	921
2011	14.645164	13.944169	-4.79%	921
2010	12.984174	14.645164	12.79%	921
2009	10.360937	12.984174	25.32%	921
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.751675	9.613255	-10.59%	0
2017	9.291255	10.751675	15.72%	0
2016	9.234673	9.291255	0.61%	0
2015*	10.000000	9.234673	-7.65%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.026224	0.26%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.280556	19.217389	-5.24%	0
2017	19.442862	20.280556	4.31%	0
2016	17.431559	19.442862	11.54%	0
2015	18.319658	17.431559	-4.85%	0
2014	18.284617	18.319658	0.19%	0
2013	17.478877	18.284617	4.61%	0
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	0
2009	9.763592	13.927132	42.64%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.053891	14.897206	-7.21%	0
2017	13.169768	16.053891	21.90%	0
2016	11.871131	13.169768	10.94%	0
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	0
2013	8.423100	11.812024	40.23%	0
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0
2010	7.583732	8.549414	12.73%	0
2009	5.074574	7.583732	49.45%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.131047	15.751596	-8.05%	0
2017	14.812903	17.131047	15.65%	0
2016	13.768757	14.812903	7.58%	0
2015	14.152121	13.768757	-2.71%	0
2014	13.107685	14.152121	7.97%	0
2013	9.683031	13.107685	35.37%	0
2012	8.898556	9.683031	8.82%	0
2011	9.415105	8.898556	-5.49%	0
2010	7.798987	9.415105	20.72%	0
2009	6.081035	7.798987	28.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.274111	12.445531	-12.81%	0
2017	12.194694	14.274111	17.05%	0
2016	11.517663	12.194694	5.88%	0
2015	11.999294	11.517663	-4.01%	0
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.010088	11.916914	-8.40%	0
2017	11.883333	13.010088	9.48%	0
2016	11.462165	11.883333	3.67%	0
2015	11.857644	11.462165	-3.34%	9,626
2014	11.636713	11.857644	1.90%	5,426
2013	10.388000	11.636713	12.02%	5,426
2012	9.574146	10.388000	8.50%	0
2011	9.932656	9.574146	-3.61%	0
2010	9.208171	9.932656	7.87%	0
2009	7.865828	9.208171	17.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.821839	12.400356	-10.28%	0
2017	12.215484	13.821839	13.15%	0
2016	11.649313	12.215484	4.86%	0
2015	12.084148	11.649313	-3.60%	0
2014	11.813692	12.084148	2.29%	0
2013	9.972903	11.813692	18.46%	0
2012	8.982727	9.972903	11.02%	0
2011	9.522066	8.982727	-5.66%	0
2010	8.671740	9.522066	9.81%	0
2009	7.148507	8.671740	21.31%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.515987	10.956588	-4.86%	0
2017	11.081688	11.515987	3.92%	0
2016	10.841711	11.081688	2.21%	0
2015	11.178998	10.841711	-3.02%	0
2014	11.072718	11.178998	0.96%	0
2013	10.800604	11.072718	2.52%	0
2012	10.284299	10.800604	5.02%	0
2011	10.379376	10.284299	-0.92%	0
2010	9.947199	10.379376	4.34%	0
2009	9.008401	9.947199	10.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.616784	10.552301	-9.16%	0
2017	10.359730	11.616784	12.13%	0
2016	10.044769	10.359730	3.14%	0
2015	10.742558	10.044769	-6.50%	376
2014	10.752440	10.742558	-0.09%	212
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.929372	10.829167	-9.22%	0
2017	10.365248	11.929372	15.09%	0
2016	9.988070	10.365248	3.78%	0
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.451584	12.209218	-9.24%	0
2017	12.079846	13.451584	11.36%	0
2016	11.582838	12.079846	4.29%	0
2015	11.983267	11.582838	-3.34%	0
2014	11.729330	11.983267	2.16%	0
2013	10.190928	11.729330	15.10%	0
2012	9.283067	10.190928	9.78%	0
2011	9.728060	9.283067	-4.57%	0
2010	8.940378	9.728060	8.81%	0
2009	7.503919	8.940378	19.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.025371	12.398861	-11.60%	0
2017	12.157718	14.025371	15.36%	0
2016	11.565174	12.157718	5.12%	0
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	17,081
2011	9.293142	8.655633	-6.86%	17,081
2010	8.394383	9.293142	10.71%	2,969
2009	6.787876	8.394383	23.67%	2,969

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.562755	11.687635	-6.97%	1,664
2017	11.700927	12.562755	7.37%	1,664
2016	11.297981	11.700927	3.57%	1,664
2015	11.688490	11.297981	-3.34%	1,664
2014	11.494427	11.688490	1.69%	1,664
2013	10.576351	11.494427	8.68%	1,664
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0
2009	8.243260	9.477613	14.97%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.657129	11.309224	-2.98%	0
2017	11.452132	11.657129	1.79%	0
2016	11.162271	11.452132	2.60%	0
2015	11.526562	11.162271	-3.16%	0
2014	11.270571	11.526562	2.27%	0
2013	11.786815	11.270571	-4.38%	0
2012	11.225019	11.786815	5.00%	0
2011	10.813910	11.225019	3.80%	0
2010	10.365838	10.813910	4.32%	0
2009	9.770424	10.365838	6.09%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.427573	11.963718	-3.73%	0
2017	12.257573	12.427573	1.39%	0
2016	12.140339	12.257573	0.97%	0
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
2009	9.776210	11.121340	13.76%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.459463	11.808879	-12.26%	0
2017	11.685412	13.459463	15.18%	0
2016	10.737038	11.685412	8.83%	0
2015	11.348347	10.737038	-5.39%	0
2014	11.263147	11.348347	0.76%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.500352	11.256487	-9.95%	0
2017	11.239134	12.500352	11.22%	0
2016	10.575576	11.239134	6.27%	0
2015	11.018675	10.575576	-4.02%	0
2014	11.072257	11.018675	-0.48%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.194290	26.155963	-3.82%	3,420
2017	21.903449	27.194290	24.16%	3,420
2016	21.696358	21.903449	0.95%	3,420
2015	21.185453	21.696358	2.41%	3,420
2014	19.973956	21.185453	6.07%	3,420
2013	15.000801	19.973956	33.15%	3,420
2012	12.966115	15.000801	15.69%	2,569
2011	13.610303	12.966115	-4.73%	2,569
2010	12.837189	13.610303	6.02%	2,569
2009*	10.000000	12.837189	28.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	32.730891	26.328460	-19.56%	21
2017	23.720560	32.730891	37.99%	18
2016	22.588078	23.720560	5.01%	20
2015	27.600690	22.588078	-18.16%	21
2014	29.967920	27.600690	-7.90%	0
2013	30.542482	29.967920	-1.88%	0
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
2009	19.582226	31.202039	59.34%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.252131	10.986655	-2.36%	0
2017	11.281150	11.252131	-0.26%	0
2016	11.460991	11.281150	-1.57%	0
2015	11.743590	11.460991	-2.41%	165
2014	11.494837	11.743590	2.16%	98
2013	12.262795	11.494837	-6.26%	0
2012	12.179887	12.262795	0.68%	0
2011	11.622557	12.179887	4.80%	0
2010	11.353241	11.622557	2.37%	0
2009	11.316250	11.353241	0.33%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.262388	8.183560	-0.95%	0
2017	8.420868	8.262388	-1.88%	0
2016	8.617901	8.420868	-2.29%	0
2015	8.820785	8.617901	-2.30%	0
2014	9.028432	8.820785	-2.30%	0
2013	9.240975	9.028432	-2.30%	0
2012	9.459122	9.240975	-2.31%	0
2011	9.681179	9.459122	-2.29%	0
2010	9.909073	9.681179	-2.30%	0
2009	10.138094	9.909073	-2.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.639394	8.022519	-16.77%	0
2017	7.763604	9.639394	24.16%	0
2016	7.895826	7.763604	-1.67%	0
2015	8.350721	7.895826	-5.45%	0
2014	8.609305	8.350721	-3.00%	0
2013	7.495499	8.609305	14.86%	0
2012	6.658488	7.495499	12.57%	0
2011	7.572217	6.658488	-12.07%	0
2010	6.858499	7.572217	10.41%	0
2009	5.422874	6.858499	26.47%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.368080	8.697426	-16.11%	0
2017	8.526172	10.368080	21.60%	0
2016	8.680936	8.526172	-1.78%	0
2015	9.010508	8.680936	-3.66%	0
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
2009	6.413474	8.058595	25.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	26.391187	23.497830	-10.96%	0
2017	22.807280	26.391187	15.71%	0
2016	21.323753	22.807280	6.96%	0
2015	22.045835	21.323753	-3.28%	177
2014	21.493317	22.045835	2.57%	105
2013	17.288425	21.493317	24.32%	0
2012	15.268197	17.288425	13.23%	0
2011	16.266448	15.268197	-6.14%	0
2010	14.524317	16.266448	11.99%	0
2009	11.686794	14.524317	24.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.131804	14.994483	-7.05%	0
2017	14.856768	16.131804	8.58%	0
2016	14.303997	14.856768	3.86%	0
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
2009*	10.000000	11.460873	14.61%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.225801	17.565843	-8.63%	0
2017	17.138988	19.225801	12.18%	0
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
2009*	10.000000	12.016478	20.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.178098	12.641187	-4.07%	0
2017	12.762213	13.178098	3.26%	0
2016	12.527670	12.762213	1.87%	0
2015	12.788741	12.527670	-2.04%	0
2014	12.599630	12.788741	1.50%	0
2013	12.301846	12.599630	2.42%	0
2012	11.972516	12.301846	2.75%	0
2011	11.904769	11.972516	0.57%	0
2010	11.506906	11.904769	3.46%	0
2009	10.796914	11.506906	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.529703	10.629409	-7.81%	0
2017	10.348341	11.529703	11.42%	0
2016	10.019375	10.348341	3.28%	0
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.891147	10.912834	-8.23%	0
2017	10.405190	11.891147	14.28%	0
2016	9.957330	10.405190	4.50%	0
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.795313	18.239090	-7.86%	0
2017	17.940753	19.795313	10.34%	0
2016	17.137756	17.940753	4.69%	0
2015	17.600125	17.137756	-2.63%	0
2014	17.127076	17.600125	2.76%	0
2013	15.030908	17.127076	13.95%	0
2012	13.884408	15.030908	8.26%	0
2011	14.216316	13.884408	-2.33%	0
2010	13.119027	14.216316	8.36%	0
2009	11.271078	13.119027	16.40%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.656661	21.323843	-9.86%	3,596
2017	20.750885	23.656661	14.00%	3,596
2016	19.577522	20.750885	5.99%	3,596
2015	20.185772	19.577522	-3.01%	3,596
2014	19.685183	20.185772	2.54%	3,596
2013	16.464155	19.685183	19.56%	3,596
2012	14.814165	16.464155	11.14%	3,245
2011	15.491667	14.814165	-4.37%	3,245
2010	14.052561	15.491667	10.24%	3,245
2009	11.562898	14.052561	21.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.428018	15.449177	-5.96%	1,275
2017	15.395496	16.428018	6.71%	1,275
2016	14.906771	15.395496	3.28%	1,275
2015	15.262382	14.906771	-2.33%	1,275
2014	14.914797	15.262382	2.33%	1,275
2013	13.815906	14.914797	7.95%	1,275
2012	13.089553	13.815906	5.55%	0
2011	13.126252	13.089553	-0.28%	0
2010	12.380722	13.126252	6.02%	0
2009	11.061455	12.380722	11.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.514913	10.706343	-7.02%	0
2017	10.025388	11.514913	14.86%	0
2016	9.452743	10.025388	6.06%	0
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.624852	12.015283	-4.83%	0
2017	10.617481	12.624852	18.91%	0
2016	9.874788	10.617481	7.52%	0
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	39.078146	33.828218	-13.43%	909
2017	34.544444	39.078146	13.12%	909
2016	29.391794	34.544444	17.53%	909
2015	30.865983	29.391794	-4.78%	909
2014	28.872720	30.865983	6.90%	909
2013	22.211558	28.872720	29.99%	909
2012	19.353925	22.211558	14.77%	909
2011	20.325826	19.353925	-4.78%	0
2010	16.484590	20.325826	23.30%	0
2009	12.337819	16.484590	33.61%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.491415	9.354229	-18.60%	0
2017	9.368660	11.491415	22.66%	0
2016	9.831632	9.368660	-4.71%	0
2015	10.129433	9.831632	-2.94%	0
2014	10.510044	10.129433	-3.62%	0
2013	8.884716	10.510044	18.29%	0
2012	7.872503	8.884716	12.86%	0
2011	8.915532	7.872503	-11.70%	0
2010	8.018277	8.915532	11.19%	0
2009	6.029803	8.018277	32.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	15.933026	12.866182	-19.25%	0
2017	13.307968	15.933026	19.73%	0
2016	12.974106	13.307968	2.57%	0
2015	14.029631	12.974106	-7.52%	0
2014	15.898567	14.029631	-11.76%	0
2013	13.442991	15.898567	18.27%	0
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
2009	10.996427	13.913691	26.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.230613	16.268075	-5.59%	0
2017	13.577939	17.230613	26.90%	0
2016	13.625530	13.577939	-0.35%	0
2015	13.523072	13.625530	0.76%	274
2014	12.566157	13.523072	7.62%	176
2013	9.568821	12.566157	31.32%	0
2012	8.433406	9.568821	13.46%	0
2011	8.919870	8.433406	-5.45%	0
2010	7.914192	8.919870	12.71%	0
2009	6.262350	7.914192	26.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.343201	13.220584	-13.83%	1,185
2017	13.731250	15.343201	11.74%	1,185
2016	12.110392	13.731250	13.38%	1,185
2015	12.836678	12.110392	-5.66%	1,185
2014	11.918075	12.836678	7.71%	1,185
2013	9.034083	11.918075	31.92%	1,185
2012	7.863867	9.034083	14.88%	0
2011	8.570841	7.863867	-8.25%	0
2010	7.780740	8.570841	10.15%	0
2009	6.250529	7.780740	24.48%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.031783	15.465093	-9.20%	0
2017	13.669296	17.031783	24.60%	0
2016	13.191374	13.669296	3.62%	0
2015	13.548800	13.191374	-2.64%	0
2014	13.370464	13.548800	1.33%	0
2013	9.873347	13.370464	35.42%	0
2012	8.815361	9.873347	12.00%	0
2011	9.442793	8.815361	-6.64%	0
2010	7.642125	9.442793	23.56%	0
2009	6.173291	7.642125	23.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.760916	16.764234	-15.16%	60
2017	17.766065	19.760916	11.23%	59
2016	15.462607	17.766065	14.90%	59
2015	16.296941	15.462607	-5.12%	61
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	0
2012	9.460613	10.753292	13.66%	0
2011	9.913010	9.460613	-4.56%	0
2010	8.481138	9.913010	16.88%	0
2009	6.653502	8.481138	27.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	25.852557	23.179405	-10.34%	21
2017	21.227412	25.852557	21.79%	23
2016	20.105594	21.227412	5.58%	24
2015	20.470546	20.105594	-1.78%	22
2014	20.433844	20.470546	0.18%	0
2013	14.528970	20.433844	40.64%	0
2012	13.150073	14.528970	10.49%	866
2011	13.575955	13.150073	-3.14%	0
2010	11.106900	13.575955	22.23%	0
2009	8.938350	11.106900	24.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	36.763129	29.763034	-19.04%	16
2017	34.597653	36.763129	6.26%	16
2016	28.189252	34.597653	22.73%	16
2015	30.789469	28.189252	-8.45%	17
2014	29.517377	30.789469	4.31%	0
2013	21.576135	29.517377	36.81%	0
2012	18.357664	21.576135	17.53%	0
2011	19.872760	18.357664	-7.62%	0
2010	16.082411	19.872760	23.57%	0
2009	13.078860	16.082411	22.96%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	34.445309	29.329957	-14.85%	870
2017	31.143145	34.445309	10.60%	872
2016	26.010401	31.143145	19.73%	872
2015	27.137101	26.010401	-4.15%	872
2014	27.622459	27.137101	-1.76%	854
2013	20.115307	27.622459	37.32%	854
2012	17.869057	20.115307	12.57%	854
2011	19.415660	17.869057	-7.97%	0
2010	15.900436	19.415660	22.11%	0
2009	12.106536	15.900436	31.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	25.223413	24.571633	-2.58%	0
2017	21.468930	25.223413	17.49%	0
2016	19.767251	21.468930	8.61%	0
2015	20.099590	19.767251	-1.65%	0
2014	18.398691	20.099590	9.24%	0
2013	14.398350	18.398691	27.78%	0
2012	12.945487	14.398350	11.22%	0
2011	13.199707	12.945487	-1.93%	0
2010	11.932366	13.199707	10.62%	0
2009	9.727310	11.932366	22.67%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.255574	12.423595	-6.28%	132
2017	12.781484	13.255574	3.71%	123
2016	12.205434	12.781484	4.72%	109
2015	13.242372	12.205434	-7.83%	429
2014	10.539067	13.242372	25.65%	184
2013	10.503576	10.539067	0.34%	0
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
2010	7.071839	8.969846	26.84%	0
2009	5.546102	7.071839	27.51%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.320770	15.166280	-7.07%	0
2017	13.779199	16.320770	18.44%	0
2016	12.659902	13.779199	8.84%	0
2015	12.836900	12.659902	-1.38%	738
2014	11.619549	12.836900	10.48%	464
2013*	10.000000	11.619549	16.20%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.535930	9.391826	-1.51%	0
2017	9.608074	9.535930	-0.75%	0
2016	9.594573	9.608074	0.14%	0
2015	9.854059	9.594573	-2.63%	0
2014	10.036467	9.854059	-1.82%	1,619
2013	10.261925	10.036467	-2.20%	0
2012	10.146606	10.261925	1.14%	0
2011	10.251736	10.146606	-1.03%	0
2010	10.245163	10.251736	0.06%	0
2009	9.790268	10.245163	4.65%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.614047	13.522593	-13.39%	0
2017	13.995779	15.614047	11.56%	0
2016	11.850902	13.995779	18.10%	0
2015	12.752522	11.850902	-7.07%	0
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.606487	12.853477	-17.64%	82
2017	13.015772	15.606487	19.90%	73
2016	13.174454	13.015772	-1.20%	76
2015	14.032396	13.174454	-6.11%	69
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	0
2012	11.409125	13.326827	16.81%	0
2011	13.334389	11.409125	-14.44%	0
2010	12.833644	13.334389	3.90%	0
2009*	10.000000	12.833644	28.34%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	33.109414	30.222233	-8.72%	0
2017	27.204243	33.109414	21.71%	0
2016	26.730470	27.204243	1.77%	0
2015	27.090316	26.730470	-1.33%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.036849	8.917998	-1.32%	0
2017	9.167303	9.036849	-1.42%	0
2016	9.269498	9.167303	-1.10%	0
2015	9.470324	9.269498	-2.12%	0
2014	9.634507	9.470324	-1.70%	0
2013	9.800872	9.634507	-1.70%	0
2012	9.590532	9.800872	2.19%	0
2011	9.787414	9.590532	-2.01%	0
2010	9.514932	9.787414	2.86%	0
2009	8.593607	9.514932	10.72%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.957164	24.825731	-7.91%	0
2017	23.296389	26.957164	15.71%	0
2016	21.702914	23.296389	7.34%	0
2015	22.317311	21.702914	-2.75%	0
2014	20.694220	22.317311	7.84%	0
2013	15.392869	20.694220	34.44%	0
2012	14.197303	15.392869	8.42%	0
2011	14.992720	14.197303	-5.31%	0
2010	12.490608	14.992720	20.03%	0
2009	9.727621	12.490608	28.40%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.059764	10.111677	-8.57%	1,421
2017	10.267854	11.059764	7.71%	1,421
2016	9.931343	10.267854	3.39%	1,421
2015	10.674288	9.931343	-6.96%	1,421
2014	10.639360	10.674288	0.33%	1,219
2013	10.133230	10.639360	4.99%	1,219
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.905038	10.572863	-11.19%	0
2017	10.384287	11.905038	14.64%	0
2016	10.107364	10.384287	2.74%	0
2015	11.416062	10.107364	-11.46%	0
2014	11.582445	11.416062	-1.44%	0
2013	10.251832	11.582445	12.98%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.776136	10.627735	-9.75%	0
2017	10.608109	11.776136	11.01%	0
2016	10.257593	10.608109	3.42%	0
2015	11.249753	10.257593	-8.82%	0
2014	11.233926	11.249753	0.14%	0
2013	10.269462	11.233926	9.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	35.664817	30.173335	-15.40%	0
2017	26.776394	35.664817	33.19%	0
2016	27.448158	26.776394	-2.45%	0
2015	27.099198	27.448158	1.29%	68
2014	27.178412	27.099198	-0.29%	42
2013	21.905402	27.178412	24.07%	0
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	0
2009	13.477338	18.349276	36.15%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.121611	9.438694	-6.75%	0
2017	9.769477	10.121611	3.60%	0
2016	9.409321	9.769477	3.83%	0
2015	9.876983	9.409321	-4.73%	0
2014	9.863748	9.876983	0.13%	0
2013	10.133155	9.863748	-2.66%	0
2012*	10.000000	10.133155	1.33%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.614404	8.341481	-21.41%	0
2017	8.591453	10.614404	23.55%	0
2016	9.038578	8.591453	-4.95%	0
2015	8.972701	9.038578	0.73%	0
2014*	10.000000	8.972701	-10.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	26.640465	23.916889	-10.22%	0
2017	23.376771	26.640465	13.96%	0
2016	21.496713	23.376771	8.75%	0
2015	21.339780	21.496713	0.74%	0
2014	19.784433	21.339780	7.86%	0
2013	15.406366	19.784433	28.42%	0
2012	13.523659	15.406366	13.92%	0
2011	13.885036	13.523659	-2.60%	0
2010	12.269861	13.885036	13.16%	0
2009	9.811972	12.269861	25.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	37.974817	33.186724	-12.61%	0
2017	34.119901	37.974817	11.30%	0
2016	29.676310	34.119901	14.97%	0
2015	32.346173	29.676310	-8.25%	0
2014	29.651819	32.346173	9.09%	0
2013	21.582024	29.651819	37.39%	0
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	0
2010	16.372203	19.684041	20.23%	0
2009	12.242398	16.372203	33.73%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.983050	10.144630	-7.63%	0
2017	9.914414	10.983050	10.78%	0
2016	8.987299	9.914414	10.32%	0
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.195769	9.479379	-7.03%	0
2017	9.505468	10.195769	7.26%	0
2016	8.593193	9.505468	10.62%	0
2015	9.008555	8.593193	-4.61%	221
2014	9.092908	9.008555	-0.93%	121
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.087993	10.390363	-6.29%	0
2017	10.248186	11.087993	8.19%	0
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
2009*	10.000000	10.797116	7.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.482050	10.263946	-2.08%	0
2017	10.595451	10.482050	-1.07%	0
2016	10.704493	10.595451	-1.02%	0
2015	10.933666	10.704493	-2.10%	177
2014	11.107934	10.933666	-1.57%	104
2013	11.395900	11.107934	-2.53%	0
2012	11.030626	11.395900	3.31%	0
2011	11.176939	11.030626	-1.31%	0
2010	10.876049	11.176939	2.77%	0
2009*	10.000000	10.876049	8.76%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.041901	9.949682	-0.92%	0
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.417010	10.111502	-2.93%	602
2017	10.171590	10.417010	2.41%	602
2016	10.148203	10.171590	0.23%	602
2015	10.352363	10.148203	-1.97%	2,999
2014	10.172145	10.352363	1.77%	2,999
2013	10.629848	10.172145	-4.31%	2,999
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.188482	10.001872	-10.61%	0
2017*	10.000000	11.188482	11.88%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.165444	13.167006	0.01%	0
2017	10.293334	13.165444	27.90%	0
2016*	10.000000	10.293334	2.93%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	18.864741	14.905854	-20.99%	0
2017	15.253079	18.864741	23.68%	0
2016	16.003834	15.253079	-4.69%	0
2015	16.357719	16.003834	-2.16%	0
2014	17.960197	16.357719	-8.92%	0
2013	14.353597	17.960197	25.13%	0
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
2009	11.344216	13.813432	21.77%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	32.498694	32.019027	-1.48%	1,030
2017	26.126936	32.498694	24.39%	1,404
2016	29.949762	26.126936	-12.76%	1,390
2015	27.255890	29.949762	9.88%	1,037
2014	21.259170	27.255890	28.21%	1,069
2013	14.456733	21.259170	47.05%	1,235
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.075181	4.946998	-30.08%	0
2017	7.386883	7.075181	-4.22%	0
2016	5.271669	7.386883	40.12%	0
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.236963	5.070375	-29.94%	0
2017	7.534776	7.236963	-3.95%	0
2016	5.366103	7.534776	40.41%	0
2015	8.253123	5.366103	-34.98%	0
2014	10.442632	8.253123	-20.97%	0
2013	9.669858	10.442632	7.99%	0
2012*	10.000000	9.669858	-3.30%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	26.455146	26.181419	-1.03%	0
2017	21.513078	26.455146	22.97%	0
2016	20.435059	21.513078	5.28%	0
2015	21.537047	20.435059	-5.12%	0
2014	22.466058	21.537047	-4.14%	0
2013	15.306144	22.466058	46.78%	0
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0
2010	12.580117	15.581694	23.86%	0
2009	8.435497	12.580117	49.13%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.180233	11.018585	-9.54%	0
2017	10.909843	12.180233	11.64%	0
2016	10.807856	10.909843	0.94%	0
2015	11.213764	10.807856	-3.62%	0
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	27.321003	25.116156	-8.07%	0
2017	23.589414	27.321003	15.82%	0
2016	21.747899	23.589414	8.47%	0
2015	21.958004	21.747899	-0.96%	0
2014	20.574932	21.958004	6.72%	0
2013	15.654492	20.574932	31.43%	0
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
2009	10.197941	11.984654	17.52%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.604178	-23.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	38.726386	32.027488	-17.30%	72
2017	35.140028	38.726386	10.21%	74
2016	28.834421	35.140028	21.87%	76
2015	31.311360	28.834421	-7.91%	85
2014	29.431927	31.311360	6.39%	86
2013	21.898322	29.431927	34.40%	0
2012	18.930268	21.898322	15.68%	0
2011	21.214186	18.930268	-10.77%	0
2010	17.161136	21.214186	23.62%	0
2009	12.319109	17.161136	39.31%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.065735	11.448571	-5.12%	0
2017	11.917699	12.065735	1.24%	0
2016	11.690790	11.917699	1.94%	0
2015	12.275156	11.690790	-4.76%	0
2014	12.169016	12.275156	0.87%	0
2013	13.616534	12.169016	-10.63%	0
2012	12.985892	13.616534	4.86%	0
2011	11.899828	12.985892	9.13%	0
2010	11.592697	11.899828	2.65%	0
2009	10.771404	11.592697	7.62%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	26.311827	23.841928	-9.39%	0
2017	22.397010	26.311827	17.48%	0
2016	20.260159	22.397010	10.55%	0
2015	22.060153	20.260159	-8.16%	0
2014	20.110998	22.060153	9.69%	0
2013	15.200904	20.110998	32.30%	0
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
2009	10.589505	12.178528	15.01%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	26.810530	22.783670	-15.02%	0
2017	24.629401	26.810530	8.86%	0
2016	20.551514	24.629401	19.84%	0
2015	21.383915	20.551514	-3.89%	0
2014	18.839219	21.383915	13.51%	0
2013	14.851686	18.839219	26.85%	0
2012	13.086343	14.851686	13.49%	0
2011	13.514572	13.086343	-3.17%	0
2010	11.632166	13.514572	16.18%	0
2009	9.177100	11.632166	26.75%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.562605	12.593827	-7.14%	0
2017	12.097076	13.562605	12.11%	0
2016	11.547392	12.097076	4.76%	0
2015	11.953377	11.547392	-3.40%	0
2014	11.895064	11.953377	0.49%	0
2013	10.102259	11.895064	17.75%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.546915	10.000270	-5.18%	0
2017	10.086090	10.546915	4.57%	0
2016	9.154630	10.086090	10.17%	0
2015*	10.000000	9.154630	-8.45%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.807899	9.507080	-3.07%	0
2017	9.731279	9.807899	0.79%	0
2016	9.725657	9.731279	0.06%	0
2015*	10.000000	9.725657	-2.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.503995	11.303041	-9.60%	0
2017	10.991439	12.503995	13.76%	0
2016	9.697795	10.991439	13.34%	0
2015*	10.000000	9.697795	-3.02%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.709589	14.175846	-9.76%	0
2017	14.147169	15.709589	11.04%	0
2016	13.955650	14.147169	1.37%	0
2015	14.436065	13.955650	-3.33%	0
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.135199	9.500005	-6.27%	0
2017*	10.000000	10.135199	1.35%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.988075	12.965100	-18.91%	0
2017	14.649232	15.988075	9.14%	0
2016	11.443418	14.649232	28.01%	0
2015	12.528510	11.443418	-8.66%	0
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.008454	10.708681	-17.68%	0
2017	11.579015	13.008454	12.35%	0
2016	10.292236	11.579015	12.50%	0
2015	10.812008	10.292236	-4.81%	0
2014*	10.000000	10.812008	8.12%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	39.733014	35.311824	-11.13%	0
2017	36.196786	39.733014	9.77%	0
2016	29.480674	36.196786	22.78%	0
2015	30.910301	29.480674	-4.63%	0
2014	30.112007	30.910301	2.65%	0
2013	21.913938	30.112007	37.41%	0
2012	19.390134	21.913938	13.02%	0
2011	19.744723	19.390134	-1.80%	0
2010	16.069221	19.744723	22.87%	0
2009	13.162024	16.069221	22.09%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	28.418282	26.399642	-7.10%	110
2017	24.007451	28.418282	18.37%	112
2016	22.059658	24.007451	8.83%	113
2015	22.396047	22.059658	-1.50%	118
2014	20.277739	22.396047	10.45%	122
2013	15.766615	20.277739	28.61%	125
2012	13.983105	15.766615	12.75%	129
2011	14.090582	13.983105	-0.76%	132
2010	12.598052	14.090582	11.85%	129
2009	10.235430	12.598052	23.08%	132
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	25.036797	22.708748	-9.30%	0
2017	20.185390	25.036797	24.03%	0
2016	19.203803	20.185390	5.11%	0
2015	20.214564	19.203803	-5.00%	0
2014	19.198411	20.214564	5.29%	0
2013	16.271558	19.198411	17.99%	0
2012	15.130188	16.271558	7.54%	0
2011	14.248269	15.130188	6.19%	0
2010	12.682796	14.248269	12.34%	0
2009	10.625956	12.682796	19.36%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	23.737238	18.705810	-21.20%	0
2017	19.543698	23.737238	21.46%	0
2016	17.135713	19.543698	14.05%	0
2015	18.002210	17.135713	-4.81%	0
2014	18.195066	18.002210	-1.06%	0
2013	12.570974	18.195066	44.74%	0
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
2009	8.132281	9.987081	22.81%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.204689	9.955020	-2.45%	0
2017	10.101833	10.204689	1.02%	0
2016	9.494878	10.101833	6.39%	0
2015	9.820812	9.494878	-3.32%	0
2014	9.999929	9.820812	-1.79%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.018324	-9.82%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.443992	12.054769	-3.13%	0
2017	12.282113	12.443992	1.32%	0
2016	12.147842	12.282113	1.11%	0
2015	12.495095	12.147842	-2.78%	0
2014	12.361554	12.495095	1.08%	0
2013	12.564746	12.361554	-1.62%	0
2012	11.757239	12.564746	6.87%	0
2011	11.804436	11.757239	-0.40%	0
2010	11.163853	11.804436	5.74%	0
2009	9.514651	11.163853	17.33%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.186190	-18.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.334312	14.333884	-6.52%	0
2017	13.920793	15.334312	10.15%	0
2016	13.546358	13.920793	2.76%	0
2015	13.946345	13.546358	-2.87%	0
2014	13.704834	13.946345	1.76%	0
2013	12.398441	13.704834	10.54%	0
2012	11.379419	12.398441	8.95%	0
2011	11.702681	11.379419	-2.76%	0
2010	10.648227	11.702681	9.90%	0
2009	8.797094	10.648227	21.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.488372	15.120218	-8.30%	0
2017	14.522513	16.488372	13.54%	0
2016	14.055425	14.522513	3.32%	0
2015	14.460079	14.055425	-2.80%	0
2014	14.157491	14.460079	2.14%	0
2013	12.537828	14.157491	12.92%	0
2012	11.355946	12.537828	10.41%	0
2011	11.774845	11.355946	-3.56%	0
2010	10.546772	11.774845	11.64%	0
2009	8.401962	10.546772	25.53%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	17.945950	16.110487	-10.23%	0
2017	15.225639	17.945950	17.87%	0
2016	14.656811	15.225639	3.88%	0
2015	15.089502	14.656811	-2.87%	0
2014	14.752886	15.089502	2.28%	0
2013	12.443752	14.752886	18.56%	0
2012	11.064163	12.443752	12.47%	0
2011	11.659781	11.064163	-5.11%	0
2010	10.302965	11.659781	13.17%	0
2009	8.043137	10.302965	28.10%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.749807	10.962656	-6.70%	0
2017	10.361763	11.749807	13.40%	0
2016*	10.000000	10.361763	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.062027	11.063544	-26.55%	399
2017	15.863755	15.062027	-5.05%	391
2016	12.167618	15.863755	30.38%	352
2015	15.723578	12.167618	-22.62%	364
2014	18.458904	15.723578	-14.82%	298
2013	15.226465	18.458904	21.23%	0
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
2010	13.821692	16.082808	16.36%	0
2009	9.591436	13.821692	44.10%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	24.631280	21.995894	-10.70%	0
2017	22.389871	24.631280	10.01%	0
2016	19.477762	22.389871	14.95%	0
2015	20.829407	19.477762	-6.49%	0
2014	19.663313	20.829407	5.93%	0
2013	15.752712	19.663313	24.82%	0
2012	13.782098	15.752712	14.30%	0
2011	14.021290	13.782098	-1.71%	0
2010	12.494586	14.021290	12.22%	0
2009	9.851363	12.494586	26.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.735000	11.290991	-11.34%	0
2017	11.182860	12.735000	13.88%	0
2016*	10.000000	11.182860	11.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	30.241666	29.399278	-2.79%	0
2017	22.969678	30.241666	31.66%	0
2016	23.392298	22.969678	-1.81%	0
2015	22.408104	23.392298	4.39%	0
2014	20.670881	22.408104	8.40%	0
2013	15.564680	20.670881	32.81%	0
2012	13.933293	15.564680	11.71%	0
2011	14.272534	13.933293	-2.38%	0
2010	11.799969	14.272534	20.95%	0
2009	9.443148	11.799969	24.96%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.737353	12.338507	-3.13%	0
2017	12.542341	12.737353	1.55%	0
2016	12.292872	12.542341	2.03%	0
2015	12.696625	12.292872	-3.18%	0
2014	12.310580	12.696625	3.14%	0
2013	12.873058	12.310580	-4.37%	0
2012	12.484039	12.873058	3.12%	0
2011	11.943367	12.484039	4.53%	0
2010	11.372363	11.943367	5.02%	0
2009	10.085775	11.372363	12.76%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	41.222798	34.302495	-16.79%	135
2017	35.019712	41.222798	17.71%	138
2016	32.039923	35.019712	9.30%	150
2015	33.354349	32.039923	-3.94%	156
2014	32.214059	33.354349	3.54%	160
2013	24.279764	32.214059	32.68%	0
2012	21.704664	24.279764	11.86%	0
2011	24.931965	21.704664	-12.94%	0
2010	19.857680	24.931965	25.55%	0
2009	14.551074	19.857680	36.47%	265
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	23.548243	19.529649	-17.07%	132
2017	18.550242	23.548243	26.94%	139
2016	20.051855	18.550242	-7.49%	131
2015	19.879191	20.051855	0.87%	126
2014	22.199598	19.879191	-10.45%	0
2013	17.464920	22.199598	27.11%	0
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
2009	13.554576	16.706489	23.25%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.839076	10.813069	-8.67%	0
2017	11.682536	11.839076	1.34%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	32.970952	26.558462	-19.45%	0
2017	28.350989	32.970952	16.30%	0
2016	26.568018	28.350989	6.71%	0
2015	28.104146	26.568018	-5.47%	0
2014	27.020651	28.104146	4.01%	0
2013	21.254930	27.020651	27.13%	0
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	0
2010	15.632125	19.285662	23.37%	0
2009	10.186508	15.632125	53.46%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.052139	11.514029	-11.78%	0
2017	11.935572	13.052139	9.35%	0
2016	10.798662	11.935572	10.53%	0
2015	11.791229	10.798662	-8.42%	0
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.145641	14.151254	-6.57%	0
2017	14.141147	15.145641	7.10%	0
2016	12.699538	14.141147	11.35%	0
2015	13.992307	12.699538	-9.24%	0
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	0
2012	11.191147	12.310167	10.00%	0
2011	11.193004	11.191147	-0.02%	0
2010	10.172991	11.193004	10.03%	0
2009	7.682907	10.172991	32.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	28.558156	26.468105	-7.32%	0
2017	24.256411	28.558156	17.73%	0
2016	21.404646	24.256411	13.32%	0
2015	22.749712	21.404646	-5.91%	0
2014	21.428012	22.749712	6.17%	0
2013	16.920035	21.428012	26.64%	0
2012	15.476872	16.920035	9.32%	0
2011	14.951559	15.476872	3.51%	0
2010	12.691092	14.951559	17.81%	0
2009	11.075583	12.691092	14.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	36.389366	30.954126	-14.94%	0
2017	33.675477	36.389366	8.06%	0
2016	26.487400	33.675477	27.14%	0
2015	29.288555	26.487400	-9.56%	0
2014	29.823297	29.288555	-1.79%	0
2013	22.417039	29.823297	33.04%	0
2012	19.391936	22.417039	15.60%	0
2011	20.633627	19.391936	-6.02%	0
2010	16.478949	20.633627	25.21%	0
2009	13.066078	16.478949	26.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.457143	9.419335	-17.79%	0
2017	8.355467	11.457143	37.12%	0
2016	7.285226	8.355467	14.69%	0
2015	9.279893	7.285226	-21.49%	0
2014*	10.000000	9.279893	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	21.445289	17.704990	-17.44%	0
2017	18.818404	21.445289	13.96%	0
2016	17.979933	18.818404	4.66%	0
2015	19.691348	17.979933	-8.69%	0
2014	22.691438	19.691348	-13.22%	0
2013	18.896566	22.691438	20.08%	0
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
2009	13.239602	17.717552	33.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.004325	8.961914	-0.47%	0
2017	9.046217	9.004325	-0.46%	0
2016	8.998871	9.046217	0.53%	0
2015	9.630044	8.998871	-6.55%	0
2014	9.684288	9.630044	-0.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.827064	11.046882	-6.60%	0
2017	10.706970	11.827064	10.46%	0
2016	10.508112	10.706970	1.89%	0
2015	11.425713	10.508112	-8.03%	0
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.338745	-6.61%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.839052	9.119071	-7.32%	0
2017	9.718060	9.839052	1.25%	0
2016	9.999649	9.718060	-2.82%	0
2015	10.054403	9.999649	-0.54%	0
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.455718	16.380076	-6.16%	0
2017	14.071318	17.455718	24.05%	0
2016	14.124138	14.071318	-0.37%	0
2015	13.808163	14.124138	2.29%	0
2014	13.072615	13.808163	5.63%	0
2013	9.576155	13.072615	36.51%	0
2012*	10.000000	9.576155	-4.24%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.592861	12.595195	-13.69%	0
2017	13.033194	14.592861	11.97%	0
2016	11.793609	13.033194	10.51%	0
2015	12.617613	11.793609	-6.53%	0
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.679823	14.409866	-8.10%	0
2017	13.145333	15.679823	19.28%	0
2016	13.384233	13.145333	-1.78%	0
2015	13.565050	13.384233	-1.33%	0
2014	12.899364	13.565050	5.16%	0
2013	9.670053	12.899364	33.39%	0
2012*	10.000000	9.670053	-3.30%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.653160	13.528680	-7.67%	0
2017	12.686495	14.653160	15.50%	0
2016	13.333404	12.686495	-4.85%	0
2015	14.897847	13.333404	-10.50%	0
2014	16.104430	14.897847	-7.49%	0
2013	13.179544	16.104430	22.19%	0
2012	11.325604	13.179544	16.37%	0
2011	12.498301	11.325604	-9.38%	0
2010	11.777147	12.498301	6.12%	0
2009*	10.000000	11.777147	17.77%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.443400	11.892449	-4.43%	0
2017	11.944283	12.443400	4.18%	0
2016	10.526887	11.944283	13.46%	0
2015	11.530315	10.526887	-8.70%	0
2014	11.587077	11.530315	-0.49%	0
2013	10.738396	11.587077	7.90%	0
2012*	10.000000	10.738396	7.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.786241	15.404156	-2.42%	0
2017	12.738700	15.786241	23.92%	0
2016	12.292652	12.738700	3.63%	0
2015	13.360814	12.292652	-7.99%	0
2014	12.684181	13.360814	5.33%	0
2013	9.996521	12.684181	26.89%	0
2012*	10.000000	9.996521	-0.03%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	24.480086	24.004724	-1.94%	0
2017	21.219236	24.480086	15.37%	0
2016	20.827941	21.219236	1.88%	0
2015	21.242000	20.827941	-1.95%	0
2014	20.097463	21.242000	5.69%	0
2013	17.179045	20.097463	16.99%	0
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
2009	12.108937	14.849482	22.63%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.789729	9.435447	-3.62%	0
2017	9.699457	9.789729	0.93%	0
2016	9.716363	9.699457	-0.17%	0
2015*	10.000000	9.716363	-2.84%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	36.901789	36.648948	-0.69%	0
2017	29.067699	36.901789	26.95%	0
2016	29.198141	29.067699	-0.45%	0
2015	26.712047	29.198141	9.31%	0
2014	25.219353	26.712047	5.92%	0
2013	19.731658	25.219353	27.81%	0
2012	16.314966	19.731658	20.94%	0
2011	17.953094	16.314966	-9.12%	0
2010	17.266141	17.953094	3.98%	0
2009	12.109370	17.266141	42.58%	331
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.445539	22.114284	-1.48%	0
2017	15.860237	22.445539	41.52%	0
2016	14.264864	15.860237	11.18%	0
2015	13.959645	14.264864	2.19%	0
2014	13.073489	13.959645	6.78%	0
2013	9.888340	13.073489	32.21%	0
2012*	10.000000	9.888340	-1.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	27.571396	22.844815	-17.14%	0
2017	21.583837	27.571396	27.74%	0
2016	23.691030	21.583837	-8.89%	0
2015	26.603914	23.691030	-10.95%	0
2014	30.995449	26.603914	-14.17%	0
2013	27.774559	30.995449	11.60%	0
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
2009	17.817522	31.156646	74.87%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.460146	8.317626	-20.48%	0
2017	8.379328	10.460146	24.83%	0
2016	7.104093	8.379328	17.95%	0
2015	9.100431	7.104093	-21.94%	0
2014	9.772696	9.100431	-6.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.045620	9.707572	-3.37%	0
2017	9.904029	10.045620	1.43%	0
2016*	10.000000	9.904029	-0.96%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.845110	15.204890	-4.04%	0
2017	12.843296	15.845110	23.37%	0
2016	12.087924	12.843296	6.25%	0
2015	12.650319	12.087924	-4.45%	0
2014	14.004447	12.650319	-9.67%	0
2013	10.155352	14.004447	37.90%	0
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	30.879819	27.027307	-12.48%	0
2017	26.945906	30.879819	14.60%	0
2016	24.251604	26.945906	11.11%	0
2015	25.069404	24.251604	-3.26%	0
2014	23.295945	25.069404	7.61%	0
2013	17.593622	23.295945	32.41%	0
2012	15.548515	17.593622	13.15%	0
2011	15.996542	15.548515	-2.80%	0
2010	14.729169	15.996542	8.60%	0
2009	12.318074	14.729169	19.57%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.600999	16.395216	-11.86%	0
2017	15.019142	18.600999	23.85%	0
2016	14.810600	15.019142	1.41%	0
2015	14.265399	14.810600	3.82%	0
2014	14.445084	14.265399	-1.24%	0
2013	11.589726	14.445084	24.64%	0
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
2010*	10.000000	10.673806	6.74%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.490747	12.265763	-1.80%	0
2017	9.984569	12.490747	25.10%	0
2016	9.659862	9.984569	3.36%	0
2015*	10.000000	9.659862	-3.40%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.167360	11.771692	-3.25%	0
2017	11.765779	12.167360	3.41%	0
2016	11.381188	11.765779	3.38%	0
2015	11.752911	11.381188	-3.16%	0
2014	11.189221	11.752911	5.04%	0
2013	11.525382	11.189221	-2.92%	0
2012	10.809684	11.525382	6.62%	0
2011	10.501649	10.809684	2.93%	0
2010	10.064089	10.501649	4.35%	0
2009	9.422377	10.064089	6.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	22.382627	20.314159	-9.24%	0
2017	20.914915	22.382627	7.02%	0
2016	19.367555	20.914915	7.99%	0
2015	20.069614	19.367555	-3.50%	0
2014	19.975263	20.069614	0.47%	0
2013	22.419229	19.975263	-10.90%	0
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
2009	13.705265	17.413468	27.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.078005	9.063522	-10.07%	0
2017	9.169552	10.078005	9.91%	0
2016	8.167152	9.169552	12.27%	0
2015*	10.000000	8.167152	-18.33%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.141363	16.440530	-9.38%	0
2017	15.807345	18.141363	14.77%	0
2016	14.582046	15.807345	8.40%	0
2015	16.085964	14.582046	-9.35%	0
2014	16.820347	16.085964	-4.37%	0
2013	13.057053	16.820347	28.82%	0
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
2010*	10.000000	11.269173	12.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.625927	21.766817	-11.61%	0
2017	23.254589	24.625927	5.90%	0
2016	19.808764	23.254589	17.40%	0
2015	21.228490	19.808764	-6.69%	0
2014	19.247223	21.228490	10.29%	0
2013	14.969107	19.247223	28.58%	0
2012	13.395155	14.969107	11.75%	0
2011	13.650464	13.395155	-1.87%	0
2010	12.353990	13.650464	10.49%	0
2009*	10.000000	12.353990	23.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.883432	14.735895	-7.22%	0
2017	14.046172	15.883432	13.08%	0
2016	13.195661	14.046172	6.45%	0
2015	13.381539	13.195661	-1.39%	0
2014	13.052206	13.381539	2.52%	0
2013	10.841715	13.052206	20.39%	0
2012	9.595173	10.841715	12.99%	0
2011	9.735136	9.595173	-1.44%	0
2010	8.899746	9.735136	9.39%	0
2009	7.384802	8.899746	20.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.571158	10.210601	-3.41%	0
2017	10.488004	10.571158	0.79%	0
2016	10.462399	10.488004	0.24%	0
2015	10.739006	10.462399	-2.58%	0
2014	10.475888	10.739006	2.51%	0
2013	11.011421	10.475888	-4.86%	0
2012	10.743477	11.011421	2.49%	0
2011	10.405675	10.743477	3.25%	0
2010	10.053791	10.405675	3.50%	0
2009	9.180297	10.053791	9.51%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.426401	16.295634	-11.56%	0
2017	14.406947	18.426401	27.90%	0
2016	14.725097	14.406947	-2.16%	0
2015	14.153419	14.725097	4.04%	0
2014	14.232791	14.153419	-0.56%	0
2013	11.330067	14.232791	25.62%	0
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	0
2010	9.873794	10.731545	8.69%	524
2009	7.140620	9.873794	38.28%	542
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.697003	18.135295	-3.00%	0
2017	14.981141	18.697003	24.80%	0
2016	14.065729	14.981141	6.51%	144
2015	13.534366	14.065729	3.93%	144
2014	12.825476	13.534366	5.53%	0
2013	10.133417	12.825476	26.57%	0
2012	8.839576	10.133417	14.64%	0
2011	9.497129	8.839576	-6.92%	0
2010	8.228464	9.497129	15.42%	0
2009	6.071730	8.228464	35.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.837083	15.124940	-4.50%	0
2017	13.300570	15.837083	19.07%	0
2016	12.260371	13.300570	8.48%	0
2015	12.420477	12.260371	-1.29%	0
2014	11.539200	12.420477	7.64%	0
2013	8.886886	11.539200	29.85%	0
2012	7.774651	8.886886	14.31%	0
2011	8.143431	7.774651	-4.53%	0
2010	7.514524	8.143431	8.37%	0
2009	5.888236	7.514524	27.62%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.412752	13.742205	-4.65%	1,186
2017	13.879812	14.412752	3.84%	1,151
2016	13.081721	13.879812	6.10%	1,116
2015	13.795289	13.081721	-5.17%	1,149
2014	13.599128	13.795289	1.44%	1,104
2013	14.084791	13.599128	-3.45%	301
2012	12.850405	14.084791	9.61%	294
2011	12.467171	12.850405	3.07%	305
2010	11.544789	12.467171	7.99%	294
2009	9.505138	11.544789	21.46%	266

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	27.115516	24.499618	-9.65%	116
2017	23.592858	27.115516	14.93%	116
2016	20.547997	23.592858	14.82%	124
2015	22.509221	20.547997	-8.71%	117
2014	21.161959	22.509221	6.37%	117
2013	16.016942	21.161959	32.12%	121
2012	13.880964	16.016942	15.39%	131
2011	14.586241	13.880964	-4.84%	126
2010	12.938547	14.586241	12.73%	125
2009	10.329810	12.938547	25.25%	132
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.738109	9.596187	-10.63%	0
2017	9.284282	10.738109	15.66%	0
2016	9.232459	9.284282	0.56%	0
2015*	10.000000	9.232459	-7.68%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.022795	0.23%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.126810	19.061890	-5.29%	262
2017	19.305322	20.126810	4.26%	271
2016	17.317083	19.305322	11.48%	273
2015	18.208675	17.317083	-4.90%	286
2014	18.183144	18.208675	0.14%	283
2013	17.390779	18.183144	4.56%	0
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	0
2009	9.734279	13.878228	42.57%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.974610	14.816009	-7.25%	0
2017	13.111419	15.974610	21.84%	0
2016	11.824575	13.111419	10.88%	0
2015	12.255336	11.824575	-3.51%	0
2014	11.777741	12.255336	4.06%	0
2013	8.402943	11.777741	40.16%	0
2012	7.365606	8.402943	14.08%	0
2011	8.537717	7.365606	-13.73%	0
2010	7.577228	8.537717	12.68%	0
2009	5.072828	7.577228	49.37%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.046499	15.665782	-8.10%	0
2017	14.747317	17.046499	15.59%	0
2016	13.714795	14.747317	7.53%	0
2015	14.103877	13.714795	-2.76%	0
2014	13.069683	14.103877	7.91%	0
2013	9.659900	13.069683	35.30%	0
2012	8.881865	9.659900	8.76%	0
2011	9.402248	8.881865	-5.53%	0
2010	7.792321	9.402248	20.66%	0
2009	6.078957	7.792321	28.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.203692	12.377757	-12.86%	0
2017	12.140727	14.203692	16.99%	0
2016	11.472550	12.140727	5.82%	0
2015	11.958416	11.472550	-4.06%	0
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	0
2009	6.311827	7.962997	26.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.945915	11.852028	-8.45%	0
2017	11.830763	12.945915	9.43%	0
2016	11.417279	11.830763	3.62%	773
2015	11.817255	11.417279	-3.38%	773
2014	11.603013	11.817255	1.85%	0
2013	10.363223	11.603013	11.96%	0
2012	9.556212	10.363223	8.44%	0
2011	9.919113	9.556212	-3.66%	0
2010	9.200321	9.919113	7.81%	0
2009	7.863141	9.200321	17.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.753632	12.332808	-10.33%	0
2017	12.161407	13.753632	13.09%	0
2016	11.603666	12.161407	4.81%	0
2015	12.042961	11.603666	-3.65%	0
2014	11.779452	12.042961	2.24%	0
2013	9.949099	11.779452	18.40%	0
2012	8.965881	9.949099	10.97%	0
2011	9.509062	8.965881	-5.71%	0
2010	8.664336	9.509062	9.75%	0
2009	7.146054	8.664336	21.25%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.459157	10.896905	-4.91%	0
2017	11.032635	11.459157	3.87%	0
2016	10.799232	11.032635	2.16%	0
2015	11.140897	10.799232	-3.07%	0
2014	11.040635	11.140897	0.91%	0
2013	10.774821	11.040635	2.47%	0
2012	10.265025	10.774821	4.97%	0
2011	10.365215	10.265025	-0.97%	0
2010	9.938708	10.365215	4.29%	0
2009	9.005325	9.938708	10.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.589091	10.521724	-9.21%	0
2017	10.340308	11.589091	12.08%	0
2016	10.031059	10.340308	3.08%	0
2015	10.733390	10.031059	-6.54%	0
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.900959	10.797809	-9.27%	0
2017	10.345837	11.900959	15.03%	0
2016	9.974461	10.345837	3.72%	0
2015	10.738209	9.974461	-7.11%	0
2014	10.886317	10.738209	-1.36%	4,781
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.385268	12.142776	-9.28%	4,715
2017	12.026417	13.385268	11.30%	4,715
2016	11.537488	12.026417	4.24%	4,715
2015	11.942465	11.537488	-3.39%	0
2014	11.695385	11.942465	2.11%	0
2013	10.166637	11.695385	15.04%	0
2012	9.265691	10.166637	9.72%	0
2011	9.714820	9.265691	-4.62%	0
2010	8.932762	9.714820	8.75%	0
2009	7.501354	8.932762	19.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.956212	12.331373	-11.64%	0
2017	12.103932	13.956212	15.30%	0
2016	11.519880	12.103932	5.07%	0
2015	11.977746	11.519880	-3.82%	0
2014	11.730874	11.977746	2.10%	0
2013	9.666390	11.730874	21.36%	0
2012	8.639404	9.666390	11.89%	0
2011	9.280464	8.639404	-6.91%	0
2010	8.387218	9.280464	10.65%	0
2009	6.785554	8.387218	23.60%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.500791	11.623997	-7.01%	0
2017	11.649162	12.500791	7.31%	0
2016	11.253731	11.649162	3.51%	0
2015	11.648661	11.253731	-3.39%	0
2014	11.461134	11.648661	1.64%	0
2013	10.551115	11.461134	8.62%	0
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	0
2010	9.469522	10.082438	6.47%	0
2009	8.240441	9.469522	14.92%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.599636	11.247644	-3.03%	0
2017	11.401469	11.599636	1.74%	0
2016	11.118568	11.401469	2.54%	0
2015	11.487301	11.118568	-3.21%	0
2014	11.237923	11.487301	2.22%	0
2013	11.758689	11.237923	-4.43%	0
2012	11.203987	11.758689	4.95%	0
2011	10.799155	11.203987	3.75%	0
2010	10.356999	10.799155	4.27%	0
2009	9.767091	10.356999	6.04%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.366291	11.898602	-3.78%	0
2017	12.203368	12.366291	1.34%	0
2016	12.092815	12.203368	0.91%	0
2015	12.448240	12.092815	-2.86%	0
2014	12.154467	12.448240	2.42%	0
2013	12.707335	12.154467	-4.35%	0
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
2010	11.111871	11.731232	5.57%	0
2009	9.772882	11.111871	13.70%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.427397	11.774669	-12.31%	0
2017	11.663524	13.427397	15.12%	0
2016	10.722398	11.663524	8.78%	0
2015	11.338673	10.722398	-5.44%	0
2014	11.259287	11.338673	0.71%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.470546	11.223856	-10.00%	0
2017	11.218060	12.470546	11.16%	0
2016	10.561144	11.218060	6.22%	0
2015	11.009263	10.561144	-4.07%	0
2014	11.068475	11.009263	-0.53%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.074002	26.026872	-3.87%	0
2017	21.817690	27.074002	24.09%	0
2016	21.622445	21.817690	0.90%	0
2015	21.124089	21.622445	2.36%	0
2014	19.926302	21.124089	6.01%	0
2013	14.972672	19.926302	33.08%	0
2012	12.948434	14.972672	15.63%	0
2011	13.598696	12.948434	-4.78%	0
2010	12.832801	13.598696	5.97%	0
2009*	10.000000	12.832801	28.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	32.482649	26.115320	-19.60%	0
2017	23.552658	32.482649	37.92%	0
2016	22.439639	23.552658	4.96%	0
2015	27.433370	22.439639	-18.20%	0
2014	29.801525	27.433370	-7.95%	0
2013	30.388450	29.801525	-1.93%	0
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
2009	19.523400	31.092402	59.26%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.166794	10.897726	-2.41%	0
2017	11.201314	11.166794	-0.31%	0
2016	11.385682	11.201314	-1.62%	0
2015	11.672401	11.385682	-2.46%	0
2014	11.431002	11.672401	2.11%	0
2013	12.200936	11.431002	-6.31%	0
2012	12.124667	12.200936	0.63%	0
2011	11.575769	12.124667	4.74%	0
2010	11.313330	11.575769	2.32%	0
2009	11.282253	11.313330	0.28%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.199563	8.117162	-1.00%	0
2017	8.361104	8.199563	-1.93%	0
2016	8.561118	8.361104	-2.34%	0
2015	8.767145	8.561118	-2.35%	0
2014	8.978134	8.767145	-2.35%	0
2013	9.194196	8.978134	-2.35%	0
2012	9.416070	9.194196	-2.36%	0
2011	9.642034	9.416070	-2.34%	0
2010	9.874059	9.642034	-2.35%	1,221
2009	10.107442	9.874059	-2.31%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.591887	7.978865	-16.82%	0
2017	7.729274	9.591887	24.10%	0
2016	7.864929	7.729274	-1.72%	0
2015	8.322302	7.864929	-5.50%	0
2014	8.584397	8.322302	-3.05%	0
2013	7.477636	8.584397	14.80%	0
2012	6.646020	7.477636	12.51%	0
2011	7.561895	6.646020	-12.11%	0
2010	6.852649	7.561895	10.35%	0
2009	5.421013	6.852649	26.41%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.306286	8.641135	-16.16%	0
2017	8.479686	10.306286	21.54%	0
2016	8.638018	8.479686	-1.83%	0
2015	8.970553	8.638018	-3.71%	0
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	0
2012	7.179187	8.286807	15.43%	0
2011	8.435671	7.179187	-14.89%	0
2010	8.043441	8.435671	4.88%	0
2009	6.404701	8.043441	25.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	26.191071	23.307644	-11.01%	0
2017	22.645880	26.191071	15.65%	0
2016	21.183667	22.645880	6.90%	0
2015	21.912223	21.183667	-3.32%	0
2014	21.373992	21.912223	2.52%	0
2013	17.201230	21.373992	24.26%	0
2012	15.198982	17.201230	13.17%	0
2011	16.200999	15.198982	-6.18%	0
2010	14.473283	16.200999	11.94%	0
2009	11.651691	14.473283	24.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.060412	14.920436	-7.10%	0
2017	14.798571	16.060412	8.53%	0
2016	14.255240	14.798571	3.81%	0
2015	14.623721	14.255240	-2.52%	0
2014	14.319083	14.623721	2.13%	0
2013	12.928140	14.319083	10.76%	0
2012	12.103914	12.928140	6.81%	0
2011	12.285861	12.103914	-1.48%	0
2010	11.456955	12.285861	7.23%	0
2009*	10.000000	11.456955	14.57%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.140777	17.479148	-8.68%	0
2017	17.071908	19.140777	12.12%	0
2016	16.225805	17.071908	5.21%	0
2015	16.705174	16.225805	-2.87%	0
2014	16.259744	16.705174	2.74%	0
2013	13.934452	16.259744	16.69%	0
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
2009*	10.000000	12.012377	20.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.078211	12.538917	-4.12%	0
2017	12.671945	13.078211	3.21%	0
2016	12.445410	12.671945	1.82%	0
2015	12.711262	12.445410	-2.09%	0
2014	12.529712	12.711262	1.45%	0
2013	12.239845	12.529712	2.37%	0
2012	11.918288	12.239845	2.70%	0
2011	11.856895	11.918288	0.52%	0
2010	11.466489	11.856895	3.40%	0
2009	10.764505	11.466489	6.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.502218	10.598617	-7.86%	0
2017	10.328935	11.502218	11.36%	0
2016	10.005694	10.328935	3.23%	0
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.862798	10.881202	-8.27%	0
2017	10.385685	11.862798	14.22%	0
2016	9.943737	10.385685	4.44%	0
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.645284	18.091533	-7.91%	0
2017	17.813859	19.645284	10.28%	0
2016	17.025222	17.813859	4.63%	0
2015	17.493517	17.025222	-2.68%	0
2014	17.032048	17.493517	2.71%	0
2013	14.955172	17.032048	13.89%	0
2012	13.821533	14.955172	8.20%	0
2011	14.159159	13.821533	-2.38%	0
2010	13.072959	14.159159	8.31%	0
2009	11.237250	13.072959	16.34%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.477283	21.151259	-9.91%	0
2017	20.604046	23.477283	13.95%	0
2016	19.448911	20.604046	5.94%	0
2015	20.063431	19.448911	-3.06%	0
2014	19.575898	20.063431	2.49%	0
2013	16.381137	19.575898	19.50%	5,354
2012	14.747040	16.381137	11.08%	5,354
2011	15.429355	14.747040	-4.42%	5,354
2010	14.003189	15.429355	10.18%	5,354
2009	11.528165	14.003189	21.47%	6,656
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.303499	15.324182	-6.01%	0
2017	15.286607	16.303499	6.65%	0
2016	14.808900	15.286607	3.23%	0
2015	15.169941	14.808900	-2.38%	0
2014	14.832053	15.169941	2.28%	0
2013	13.746282	14.832053	7.90%	0
2012	13.030269	13.746282	5.49%	0
2011	13.073475	13.030269	-0.33%	0
2010	12.337256	13.073475	5.97%	0
2009	11.028259	12.337256	11.87%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.494532	10.681892	-7.07%	0
2017	10.012756	11.494532	14.80%	0
2016	9.445656	10.012756	6.00%	0
2015	9.895356	9.445656	-4.54%	5,247
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.602538	11.987874	-4.88%	0
2017	10.604125	12.602538	18.85%	0
2016	9.867386	10.604125	7.47%	0
2015	10.090599	9.867386	-2.21%	0
2014*	10.000000	10.090599	0.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	38.781896	33.554482	-13.48%	0
2017	34.300051	38.781896	13.07%	0
2016	29.198758	34.300051	17.47%	0
2015	30.678969	29.198758	-4.82%	0
2014	28.712470	30.678969	6.85%	0
2013	22.099580	28.712470	29.92%	0
2012	19.266223	22.099580	14.71%	0
2011	20.244067	19.266223	-4.83%	0
2010	16.426672	20.244067	23.24%	0
2009	12.300771	16.426672	33.54%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.434722	9.303282	-18.64%	0
2017	9.327199	11.434722	22.60%	0
2016	9.793117	9.327199	-4.76%	0
2015	10.094925	9.793117	-2.99%	0
2014	10.479595	10.094925	-3.67%	0
2013	8.863522	10.479595	18.23%	0
2012	7.857747	8.863522	12.80%	0
2011	8.903358	7.857747	-11.74%	0
2010	8.011424	8.903358	11.13%	0
2009	6.027735	8.011424	32.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	15.813837	12.763356	-19.29%	0
2017	13.215152	15.813837	19.66%	0
2016	12.890204	13.215152	2.52%	0
2015	13.946035	12.890204	-7.57%	0
2014	15.811943	13.946035	-11.80%	0
2013	13.376591	15.811943	18.21%	0
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
2009	10.964559	13.866269	26.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.145614	16.179482	-5.63%	180
2017	13.517844	17.145614	26.84%	194
2016	13.572150	13.517844	-0.40%	336
2015	13.476994	13.572150	0.71%	339
2014	12.529739	13.476994	7.56%	203
2013	9.545970	12.529739	31.26%	210
2012	8.417595	9.545970	13.40%	204
2011	8.907693	8.417595	-5.50%	208
2010	7.907436	8.907693	12.65%	210
2009	6.260205	7.907436	26.31%	209
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.267496	13.148580	-13.88%	0
2017	13.670458	15.267496	11.68%	0
2016	12.062934	13.670458	13.33%	0
2015	12.792915	12.062934	-5.71%	0
2014	11.883525	12.792915	7.65%	0
2013	9.012504	11.883525	31.86%	0
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	0
2010	7.774100	8.559142	10.10%	0
2009	6.248393	7.774100	24.42%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.947762	15.380878	-9.25%	179
2017	13.608807	16.947762	24.54%	194
2016	13.139704	13.608807	3.57%	350
2015	13.502645	13.139704	-2.69%	335
2014	13.331728	13.502645	1.28%	199
2013	9.849779	13.331728	35.35%	203
2012	8.798826	9.849779	11.94%	195
2011	9.429899	8.798826	-6.69%	197
2010	7.635585	9.429899	23.50%	209
2009	6.171167	7.635585	23.73%	209
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.663404	16.672916	-15.21%	0
2017	17.687416	19.663404	11.17%	0
2016	15.402009	17.687416	14.84%	0
2015	16.241379	15.402009	-5.17%	0
2014	14.213101	16.241379	14.27%	0
2013	10.727602	14.213101	32.49%	0
2012	9.442862	10.727602	13.61%	0
2011	9.899476	9.442862	-4.61%	0
2010	8.473892	9.899476	16.82%	0
2009	6.651221	8.473892	27.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	25.656470	22.991739	-10.39%	58
2017	21.077157	25.656470	21.73%	64
2016	19.973474	21.077157	5.53%	67
2015	20.346447	19.973474	-1.83%	61
2014	20.320369	20.346447	0.13%	66
2013	14.455687	20.320369	40.57%	70
2012	13.090457	14.455687	10.43%	68
2011	13.521315	13.090457	-3.19%	65
2010	11.067857	13.521315	22.17%	73
2009	8.911497	11.067857	24.20%	76
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	36.484414	29.522174	-19.08%	44
2017	34.352879	36.484414	6.20%	42
2016	28.004102	34.352879	22.67%	45
2015	30.602906	28.004102	-8.49%	43
2014	29.353539	30.602906	4.26%	43
2013	21.467340	29.353539	36.74%	46
2012	18.274469	21.467340	17.47%	49
2011	19.792806	18.274469	-7.67%	47
2010	16.025902	19.792806	23.51%	48
2009	13.039574	16.025902	22.90%	53

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	34.184148	29.092592	-14.89%	0
2017	30.922797	34.184148	10.55%	0
2016	25.839547	30.922797	19.67%	0
2015	26.972648	25.839547	-4.20%	0
2014	27.469125	26.972648	-1.81%	0
2013	20.013871	27.469125	37.25%	0
2012	17.788073	20.013871	12.51%	0
2011	19.337540	17.788073	-8.01%	0
2010	15.844558	19.337540	22.05%	0
2009	12.070166	15.844558	31.27%	199
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	25.032136	24.372744	-2.63%	0
2017	21.316996	25.032136	17.43%	0
2016	19.637371	21.316996	8.55%	0
2015	19.977756	19.637371	-1.70%	0
2014	18.296521	19.977756	9.19%	0
2013	14.325722	18.296521	27.72%	0
2012	12.886807	14.325722	11.17%	0
2011	13.146590	12.886807	-1.98%	0
2010	11.890424	13.146590	10.56%	0
2009	9.698093	11.890424	22.61%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.190145	12.355896	-6.32%	391
2017	12.724885	13.190145	3.66%	407
2016	12.157584	12.724885	4.67%	417
2015	13.197217	12.157584	-7.88%	426
2014	10.508510	13.197217	25.59%	416
2013	10.478480	10.508510	0.29%	0
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
2010	7.065788	8.957588	26.77%	0
2009	5.544191	7.065788	27.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.281843	15.122307	-7.12%	631
2017	13.753359	16.281843	18.38%	688
2016	12.642615	13.753359	8.79%	768
2015	12.825940	12.642615	-1.43%	799
2014	11.615578	12.825940	10.42%	827
2013*	10.000000	11.615578	16.16%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.488896	9.340687	-1.56%	0
2017	9.565548	9.488896	-0.80%	0
2016	9.556983	9.565548	0.09%	0
2015	9.820491	9.556983	-2.68%	0
2014	10.007395	9.820491	-1.87%	0
2013	10.237444	10.007395	-2.25%	0
2012	10.127604	10.237444	1.08%	0
2011	10.237763	10.127604	-1.08%	0
2010	10.236421	10.237763	0.01%	0
2009	9.786923	10.236421	4.59%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.576868	13.483441	-13.44%	0
2017	13.969584	15.576868	11.51%	0
2016	11.834764	13.969584	18.04%	0
2015	12.741670	11.834764	-7.12%	0
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.537464	12.790035	-17.68%	0
2017	12.964821	15.537464	19.84%	0
2016	13.129569	12.964821	-1.25%	0
2015	13.991760	13.129569	-6.16%	0
2014	15.599475	13.991760	-10.31%	0
2013	13.301835	15.599475	17.27%	0
2012	11.393575	13.301835	16.75%	0
2011	13.323024	11.393575	-14.48%	0
2010	12.829265	13.323024	3.85%	0
2009*	10.000000	12.829265	28.29%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	32.856292	29.975746	-8.77%	0
2017	27.010041	32.856292	21.64%	0
2016	26.553196	27.010041	1.72%	0
2015	26.924440	26.553196	-1.38%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.968322	8.845819	-1.37%	0
2017	9.102431	8.968322	-1.47%	0
2016	9.208617	9.102431	-1.15%	0
2015	9.412928	9.208617	-2.17%	0
2014	9.581015	9.412928	-1.75%	0
2013	9.751447	9.581015	-1.75%	0
2012	9.547057	9.751447	2.14%	0
2011	9.748031	9.547057	-2.06%	0
2010	9.481500	9.748031	2.81%	0
2009	8.567794	9.481500	10.66%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.755589	24.627397	-7.95%	0
2017	23.133984	26.755589	15.65%	0
2016	21.562613	23.133984	7.29%	0
2015	22.184396	21.562613	-2.80%	0
2014	20.581494	22.184396	7.79%	0
2013	15.316853	20.581494	34.37%	0
2012	14.134441	15.316853	8.37%	0
2011	14.933971	14.134441	-5.35%	0
2010	12.448019	14.933971	19.97%	0
2009	9.699424	12.448019	28.34%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.030627	10.079842	-8.62%	0
2017	10.246028	11.030627	7.66%	0
2016	9.915292	10.246028	3.34%	0
2015	10.662487	9.915292	-7.01%	0
2014	10.633033	10.662487	0.28%	0
2013	10.132391	10.633033	4.94%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.873661	10.539561	-11.24%	0
2017	10.362206	11.873661	14.59%	0
2016	10.091014	10.362206	2.69%	0
2015	11.403437	10.091014	-11.51%	0
2014	11.575564	11.403437	-1.49%	0
2013	10.250986	11.575564	12.92%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.745120	10.594281	-9.80%	0
2017	10.585560	11.745120	10.95%	0
2016	10.241005	10.585560	3.36%	0
2015	11.237313	10.241005	-8.87%	0
2014	11.227248	11.237313	0.09%	0
2013	10.268613	11.227248	9.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	35.394351	29.929077	-15.44%	0
2017	26.586891	35.394351	33.13%	0
2016	27.267817	26.586891	-2.50%	0
2015	26.934942	27.267817	1.24%	0
2014	27.027510	26.934942	-0.34%	0
2013	21.794935	27.027510	24.01%	0
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
2009	13.436850	18.284795	36.08%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.094844	9.408893	-6.80%	0
2017	9.748619	10.094844	3.55%	0
2016	9.394021	9.748619	3.77%	0
2015	9.865970	9.394021	-4.78%	0
2014	9.857799	9.865970	0.08%	0
2013	10.132222	9.857799	-2.71%	0
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.594520	8.321559	-21.45%	0
2017	8.579736	10.594520	23.48%	0
2016	9.030864	8.579736	-5.00%	0
2015	8.969630	9.030864	0.68%	0
2014*	10.000000	8.969630	-10.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	26.438474	23.723332	-10.27%	241
2017	23.211359	26.438474	13.90%	231
2016	21.355502	23.211359	8.69%	234
2015	21.210464	21.355502	0.68%	247
2014	19.674607	21.210464	7.81%	254
2013	15.328684	19.674607	28.35%	264
2012	13.462369	15.328684	13.86%	261
2011	13.829177	13.462369	-2.65%	276
2010	12.226742	13.829177	13.11%	268
2009	9.782496	12.226742	24.99%	269
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	37.686781	32.918036	-12.65%	0
2017	33.878386	37.686781	11.24%	0
2016	29.481288	33.878386	14.91%	0
2015	32.150062	29.481288	-8.30%	0
2014	29.487143	32.150062	9.03%	0
2013	21.473150	29.487143	37.32%	0
2012	18.688750	21.473150	14.90%	0
2011	19.604814	18.688750	-4.67%	0
2010	16.314643	19.604814	20.17%	0
2009	12.205611	16.314643	33.67%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.951254	10.110049	-7.68%	0
2017	9.890760	10.951254	10.72%	0
2016	8.970434	9.890760	10.26%	0
2015	10.115834	8.970434	-11.32%	0
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.171437	9.451895	-7.07%	0
2017	9.487633	10.171437	7.21%	0
2016	8.581447	9.487633	10.56%	0
2015	9.000849	8.581447	-4.66%	0
2014	9.089782	9.000849	-0.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.038932	10.339068	-6.34%	0
2017	10.208051	11.038932	8.14%	0
2016	10.158103	10.208051	0.49%	0
2015	11.206680	10.158103	-9.36%	0
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.435629	10.213216	-2.13%	0
2017	10.553919	10.435629	-1.12%	0
2016	10.667991	10.553919	-1.07%	0
2015	10.901957	10.667991	-2.15%	0
2014	11.081407	10.901957	-1.62%	0
2013	11.374504	11.081407	-2.58%	0
2012	11.015568	11.374504	3.26%	0
2011	11.167393	11.015568	-1.36%	0
2010	10.872327	11.167393	2.71%	0
2009*	10.000000	10.872327	8.72%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.033358	9.936092	-0.97%	0
2017	10.042647	10.033358	-0.09%	0
2016*	10.000000	10.042647	0.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.381539	10.071888	-2.98%	0
2017	10.142135	10.381539	2.36%	0
2016	10.123980	10.142135	0.18%	0
2015	10.332938	10.123980	-2.02%	0
2014	10.158260	10.332938	1.72%	0
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.184674	9.993321	-10.65%	0
2017*	10.000000	11.184674	11.85%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.155640	13.150428	-0.04%	0
2017	10.290913	13.155640	27.84%	0
2016*	10.000000	10.290913	2.91%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	18.723736	14.786820	-21.03%	0
2017	15.146787	18.723736	23.62%	0
2016	15.900420	15.146787	-4.74%	0
2015	16.260342	15.900420	-2.21%	0
2014	17.862420	16.260342	-8.97%	0
2013	14.282756	17.862420	25.06%	0
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
2009	11.311362	13.766383	21.70%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	32.371555	31.877336	-1.53%	152
2017	26.038013	32.371555	24.32%	172
2016	29.863075	26.038013	-12.81%	368
2015	27.190916	29.863075	9.83%	359
2014	21.219341	27.190916	28.14%	203
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.054669	4.930111	-30.12%	0
2017	7.369222	7.054669	-4.27%	0
2016	5.261756	7.369222	40.05%	0
2015	8.118649	5.261756	-35.19%	0
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.216004	5.053084	-29.97%	0
2017	7.516795	7.216004	-4.00%	0
2016	5.356019	7.516795	40.34%	0
2015	8.241837	5.356019	-35.01%	0
2014	10.433704	8.241837	-21.01%	0
2013	9.666539	10.433704	7.94%	0
2012*	10.000000	9.666539	-3.33%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	26.277973	25.992683	-1.09%	90
2017	21.379900	26.277973	22.91%	106
2016	20.318927	21.379900	5.22%	118
2015	21.425621	20.318927	-5.17%	125
2014	22.361276	21.425621	-4.18%	123
2013	15.242553	22.361276	46.70%	0
2012	14.471247	15.242553	5.33%	0
2011	15.532874	14.471247	-6.83%	0
2010	12.547116	15.532874	23.80%	0
2009	8.417684	12.547116	49.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.144994	10.981045	-9.58%	0
2017	10.883827	12.144994	11.59%	0
2016	10.787586	10.883827	0.89%	0
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	27.113769	24.912805	-8.12%	0
2017	23.422429	27.113769	15.76%	0
2016	21.604985	23.422429	8.41%	0
2015	21.824883	21.604985	-1.01%	0
2014	20.460672	21.824883	6.67%	0
2013	15.575517	20.460672	31.36%	0
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	0
2009	10.167288	11.942518	17.46%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.601575	-23.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	38.432531	31.768082	-17.34%	0
2017	34.891204	38.432531	10.15%	0
2016	28.644857	34.891204	21.81%	0
2015	31.121454	28.644857	-7.96%	0
2014	29.268412	31.121454	6.33%	0
2013	21.787804	29.268412	34.33%	0
2012	18.844391	21.787804	15.62%	0
2011	21.128751	18.844391	-10.81%	0
2010	17.100771	21.128751	23.55%	0
2009	12.282067	17.100771	39.23%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.973439	11.355144	-5.16%	0
2017	11.832578	11.973439	1.19%	0
2016	11.613221	11.832578	1.89%	0
2015	12.199952	11.613221	-4.81%	0
2014	12.100659	12.199952	0.82%	0
2013	13.546978	12.100659	-10.68%	0
2012	12.926202	13.546978	4.80%	0
2011	11.851172	12.926202	9.07%	0
2010	11.551209	11.851172	2.60%	0
2009	10.738353	11.551209	7.57%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	26.112219	23.648867	-9.43%	0
2017	22.238439	26.112219	17.42%	0
2016	20.126980	22.238439	10.49%	0
2015	21.926368	20.126980	-8.21%	0
2014	19.999268	21.926368	9.64%	0
2013	15.124192	19.999268	32.23%	0
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
2010	12.135704	13.486422	11.13%	0
2009	10.557676	12.135704	14.95%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	26.637214	22.624727	-15.06%	0
2017	24.482681	26.637214	8.80%	0
2016	20.439523	24.482681	19.78%	0
2015	21.278296	20.439523	-3.94%	0
2014	18.755762	21.278296	13.45%	0
2013	14.793471	18.755762	26.78%	0
2012	13.041751	14.793471	13.43%	0
2011	13.475405	13.041751	-3.22%	0
2010	11.604397	13.475405	16.12%	0
2009	9.159881	11.604397	26.69%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.526803	12.554119	-7.19%	0
2017	12.071299	13.526803	12.06%	0
2016	11.528682	12.071299	4.71%	0
2015	11.940132	11.528682	-3.45%	0
2014	11.887977	11.940132	0.44%	0
2013	10.101424	11.887977	17.69%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.532554	9.981512	-5.23%	0
2017	10.077494	10.532554	4.52%	0
2016	9.151500	10.077494	10.12%	0
2015*	10.000000	9.151500	-8.49%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.794535	9.489238	-3.12%	0
2017	9.722976	9.794535	0.74%	0
2016	9.722319	9.722976	0.01%	0
2015*	10.000000	9.722319	-2.78%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.486972	11.281850	-9.65%	0
2017	10.982082	12.486972	13.70%	0
2016	9.694476	10.982082	13.28%	0
2015*	10.000000	9.694476	-3.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.640063	14.105839	-9.81%	0
2017	14.091767	15.640063	10.99%	0
2016	13.908096	14.091767	1.32%	0
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.131751	9.491887	-6.32%	0
2017*	10.000000	10.131751	1.32%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.949954	12.927526	-18.95%	0
2017	14.621768	15.949954	9.08%	0
2016	11.427792	14.621768	27.95%	0
2015	12.517817	11.427792	-8.71%	0
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.984064	10.683094	-17.72%	0
2017	11.563201	12.984064	12.29%	0
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	39.431559	35.025853	-11.17%	0
2017	35.940507	39.431559	9.71%	0
2016	29.286896	35.940507	22.72%	0
2015	30.722857	29.286896	-4.67%	0
2014	29.944739	30.722857	2.60%	0
2013	21.803361	29.944739	37.34%	0
2012	19.302202	21.803361	12.96%	0
2011	19.665233	19.302202	-1.85%	0
2010	16.012711	19.665233	22.81%	0
2009	13.122465	16.012711	22.03%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	28.202711	26.185885	-7.15%	0
2017	23.837502	28.202711	18.31%	0
2016	21.914690	23.837502	8.77%	0
2015	22.260273	21.914690	-1.55%	0
2014	20.165132	22.260273	10.39%	0
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	0
2011	14.033887	13.919723	-0.81%	0
2010	12.553785	14.033887	11.79%	0
2009	10.204691	12.553785	23.02%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	24.846941	22.524927	-9.35%	0
2017	20.042541	24.846941	23.97%	0
2016	19.077637	20.042541	5.06%	0
2015	20.092057	19.077637	-5.05%	0
2014	19.091834	20.092057	5.24%	0
2013	16.189512	19.091834	17.93%	0
2012	15.061629	16.189512	7.49%	0
2011	14.190947	15.061629	6.14%	0
2010	12.638232	14.190947	12.29%	0
2009	10.594037	12.638232	19.30%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	23.557070	18.554264	-21.24%	0
2017	19.405268	23.557070	21.40%	0
2016	17.023021	19.405268	13.99%	0
2015	17.892983	17.023021	-4.86%	0
2014	18.093936	17.892983	-1.11%	0
2013	12.507508	18.093936	44.66%	0
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	0
2009	8.107832	9.951947	22.74%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.180320	9.926139	-2.50%	0
2017	10.082870	10.180320	0.97%	0
2016	9.481885	10.082870	6.34%	0
2015	9.812409	9.481885	-3.37%	0
2014	9.996493	9.812409	-1.84%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.016604	-9.83%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.349584	11.957164	-3.18%	0
2017	12.195170	12.349584	1.27%	0
2016	12.068001	12.195170	1.05%	0
2015	12.419338	12.068001	-2.83%	0
2014	12.292899	12.419338	1.03%	0
2013	12.501368	12.292899	-1.67%	0
2012	11.703937	12.501368	6.81%	0
2011	11.756935	11.703937	-0.45%	0
2010	11.124607	11.756935	5.68%	0
2009	9.486055	11.124607	17.27%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.183386	-18.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.235160	14.233876	-6.57%	0
2017	13.837849	15.235160	10.10%	0
2016	13.472522	13.837849	2.71%	0
2015	13.877444	13.472522	-2.92%	0
2014	13.644122	13.877444	1.71%	0
2013	12.349843	13.644122	10.48%	0
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
2010	10.622805	11.668764	9.85%	0
2009	8.780596	10.622805	20.98%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.381811	15.014759	-8.34%	0
2017	14.436027	16.381811	13.48%	0
2016	13.978858	14.436027	3.27%	0
2015	14.388678	13.978858	-2.85%	0
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0
2010	10.521587	11.740719	11.59%	0
2009	8.386197	10.521587	25.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	17.829944	15.998091	-10.27%	0
2017	15.134945	17.829944	17.81%	0
2016	14.576944	15.134945	3.83%	0
2015	15.014961	14.576944	-2.92%	0
2014	14.687525	15.014961	2.23%	0
2013	12.394958	14.687525	18.50%	0
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
2010	10.278354	11.625970	13.11%	0
2009	8.028052	10.278354	28.03%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.739837	10.947707	-6.75%	0
2017	10.358252	11.739837	13.34%	0
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	14.964617	10.986323	-26.58%	0
2017	15.769212	14.964617	-5.10%	0
2016	12.101293	15.769212	30.31%	0
2015	15.645902	12.101293	-22.66%	0
2014	18.377138	15.645902	-14.86%	0
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
2010	13.788695	16.036193	16.30%	0
2009	9.573439	13.788695	44.03%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	24.444362	21.817738	-10.75%	0
2017	22.231306	24.444362	9.95%	0
2016	19.349692	22.231306	14.89%	0
2015	20.703063	19.349692	-6.54%	0
2014	19.554060	20.703063	5.88%	0
2013	15.673200	19.554060	24.76%	0
2012	13.719578	15.673200	14.24%	0
2011	13.964827	13.719578	-1.76%	0
2010	12.450652	13.964827	12.16%	20
2009	9.821749	12.450652	26.77%	19
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.724198	11.275601	-11.38%	0
2017	11.179076	12.724198	13.82%	0
2016*	10.000000	11.179076	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	30.012283	29.161253	-2.84%	0
2017	22.807092	30.012283	31.59%	0
2016	23.238585	22.807092	-1.86%	0
2015	22.272269	23.238585	4.34%	0
2014	20.556093	22.272269	8.35%	0
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	0
2011	14.215098	13.870132	-2.43%	0
2010	11.758494	14.215098	20.89%	0
2009	9.414779	11.758494	24.89%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.640686	12.238561	-3.18%	0
2017	12.453505	12.640686	1.50%	0
2016	12.212041	12.453505	1.98%	0
2015	12.619587	12.212041	-3.23%	0
2014	12.242154	12.619587	3.08%	0
2013	12.808059	12.242154	-4.42%	0
2012	12.427386	12.808059	3.06%	0
2011	11.895243	12.427386	4.47%	0
2010	11.332348	11.895243	4.97%	0
2009	10.055439	11.332348	12.70%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	40.910077	34.024723	-16.83%	0
2017	34.771789	40.910077	17.65%	0
2016	31.829343	34.771789	9.24%	0
2015	33.152108	31.829343	-3.99%	0
2014	32.035137	33.152108	3.49%	0
2013	24.157279	32.035137	32.61%	0
2012	21.606248	24.157279	11.81%	0
2011	24.831608	21.606248	-12.99%	0
2010	19.787872	24.831608	25.49%	0
2009	14.507346	19.787872	36.40%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	23.369573	19.371481	-17.11%	0
2017	18.418879	23.369573	26.88%	0
2016	19.920039	18.418879	-7.54%	0
2015	19.758627	19.920039	0.82%	0
2014	22.076284	19.758627	-10.50%	0
2013	17.376797	22.076284	27.04%	0
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
2009	13.513841	16.647757	23.19%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.810897	10.781768	-8.71%	0
2017	11.660673	11.810897	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	32.720802	26.343390	-19.49%	0
2017	28.150255	32.720802	16.24%	0
2016	26.393397	28.150255	6.66%	0
2015	27.933736	26.393397	-5.51%	0
2014	26.870583	27.933736	3.96%	0
2013	21.147708	26.870583	27.06%	0
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	0
2010	15.577185	19.208053	23.31%	0
2009	10.155901	15.577185	53.38%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.987705	11.451289	-11.83%	0
2017	11.882712	12.987705	9.30%	0
2016	10.756333	11.882712	10.47%	0
2015	11.751031	10.756333	-8.46%	0
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.055445	14.059739	-6.61%	0
2017	14.064110	15.055445	7.05%	0
2016	12.636799	14.064110	11.29%	0
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	28.341528	26.253799	-7.37%	0
2017	24.084700	28.341528	17.67%	0
2016	21.263957	24.084700	13.27%	0
2015	22.611773	21.263957	-5.96%	0
2014	21.309008	22.611773	6.11%	0
2013	16.834675	21.309008	26.58%	0
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
2010	12.646482	14.891375	17.75%	18
2009	11.042301	12.646482	14.53%	19
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	36.113240	30.703404	-14.98%	0
2017	33.437019	36.113240	8.00%	0
2016	26.313272	33.437019	27.07%	0
2015	29.110928	26.313272	-9.61%	0
2014	29.657612	29.110928	-1.84%	0
2013	22.303921	29.657612	32.97%	0
2012	19.303995	22.303921	15.54%	0
2011	20.550577	19.303995	-6.07%	0
2010	16.421012	20.550577	25.15%	0
2009	13.026819	16.421012	26.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.435661	9.396839	-17.83%	0
2017	8.344054	11.435661	37.05%	0
2016	7.278985	8.344054	14.63%	0
2015	9.276693	7.278985	-21.53%	0
2014*	10.000000	9.276693	-7.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	21.282571	17.561592	-17.48%	0
2017	18.685154	21.282571	13.90%	0
2016	17.861737	18.685154	4.61%	0
2015	19.571927	17.861737	-8.74%	0
2014	22.565389	19.571927	-13.27%	0
2013	18.801218	22.565389	20.02%	0
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
2009	13.199814	17.655265	33.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	8.982849	8.935931	-0.52%	0
2017	9.029242	8.982849	-0.51%	0
2016	8.986574	9.029242	0.47%	0
2015	9.621816	8.986574	-6.60%	0
2014	9.680971	9.621816	-0.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.792806	11.009209	-6.64%	0
2017	10.681418	11.792806	10.40%	0
2016	10.488392	10.681418	1.84%	0
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.335544	-6.64%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.815560	9.092610	-7.37%	0
2017	9.699808	9.815560	1.19%	0
2016	9.985971	9.699808	-2.87%	0
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.405083	16.324150	-6.21%	0
2017	14.037661	17.405083	23.99%	0
2016	14.097545	14.037661	-0.42%	0
2015	13.789234	14.097545	2.24%	0
2014	13.061381	13.789234	5.57%	0
2013	9.572829	13.061381	36.44%	0
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.550651	12.552295	-13.73%	0
2017	13.002134	14.550651	11.91%	0
2016	11.771507	13.002134	10.45%	0
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.634331	14.360656	-8.15%	0
2017	13.113895	15.634331	19.22%	0
2016	13.359038	13.113895	-1.84%	0
2015	13.546453	13.359038	-1.38%	0
2014	12.888285	13.546453	5.11%	0
2013	9.666690	12.888285	33.33%	0
2012*	10.000000	9.666690	-3.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.588273	13.461834	-7.72%	0
2017	12.636756	14.588273	15.44%	0
2016	13.287928	12.636756	-4.90%	0
2015	14.854651	13.287928	-10.55%	0
2014	16.065969	14.854651	-7.54%	0
2013	13.154808	16.065969	22.13%	0
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0
2010	11.773123	12.487637	6.07%	0
2009*	10.000000	11.773123	17.73%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.407389	11.851924	-4.48%	0
2017	11.915788	12.407389	4.13%	0
2016	10.507143	11.915788	13.41%	0
2015	11.514588	10.507143	-8.75%	0
2014	11.577199	11.514588	-0.54%	0
2013	10.734738	11.577199	7.85%	0
2012*	10.000000	10.734738	7.35%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.740542	15.351650	-2.47%	0
2017	12.708306	15.740542	23.86%	0
2016	12.269589	12.708306	3.58%	0
2015	13.342581	12.269589	-8.04%	0
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	0
2012*	10.000000	9.993116	-0.07%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	24.294375	23.810341	-1.99%	0
2017	21.069013	24.294375	15.31%	0
2016	20.691053	21.069013	1.83%	0
2015	21.113194	20.691053	-2.00%	0
2014	19.985840	21.113194	5.64%	0
2013	17.092368	19.985840	16.93%	0
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
2009	12.072551	14.797281	22.57%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.776380	9.417744	-3.67%	0
2017	9.691175	9.776380	0.88%	0
2016	9.713028	9.691175	-0.22%	0
2015*	10.000000	9.713028	-2.87%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	36.621773	36.352114	-0.74%	0
2017	28.861855	36.621773	26.89%	0
2016	29.006181	28.861855	-0.50%	0
2015	26.550030	29.006181	9.25%	0
2014	25.079234	26.550030	5.86%	0
2013	19.632078	25.079234	27.75%	0
2012	16.240951	19.632078	20.88%	0
2011	17.880799	16.240951	-9.17%	0
2010	17.205426	17.880799	3.93%	0
2009	12.072964	17.205426	42.51%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.380473	22.038818	-1.53%	0
2017	15.822328	22.380473	41.45%	0
2016	14.238035	15.822328	11.13%	0
2015	13.940527	14.238035	2.13%	0
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	27.362211	22.659795	-17.19%	0
2017	21.431005	27.362211	27.68%	0
2016	23.535308	21.431005	-8.94%	0
2015	26.442585	23.535308	-10.99%	0
2014	30.823301	26.442585	-14.21%	0
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	0
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
2009	17.763998	31.047157	74.78%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.435184	8.293494	-20.52%	0
2017	8.363601	10.435184	24.77%	0
2016	7.094380	8.363601	17.89%	0
2015	9.092653	7.094380	-21.98%	0
2014	9.769345	9.092653	-6.93%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.037092	9.694347	-3.41%	0
2017	9.900668	10.037092	1.38%	0
2016*	10.000000	9.900668	-0.99%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.799294	15.153105	-4.09%	0
2017	12.812688	15.799294	23.31%	0
2016	12.065265	12.812688	6.19%	0
2015	12.633084	12.065265	-4.49%	0
2014	13.992537	12.633084	-9.72%	0
2013	10.151893	13.992537	37.83%	0
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	30.645586	26.808459	-12.52%	0
2017	26.755169	30.645586	14.54%	0
2016	24.092246	26.755169	11.05%	0
2015	24.917434	24.092246	-3.31%	0
2014	23.166576	24.917434	7.56%	0
2013	17.504873	23.166576	32.34%	0
2012	15.478018	17.504873	13.10%	0
2011	15.932162	15.478018	-2.85%	0
2010	14.677396	15.932162	8.55%	0
2009	12.281065	14.677396	19.51%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.528251	16.322682	-11.90%	0
2017	14.968032	18.528251	23.79%	0
2016	14.767744	14.968032	1.36%	0
2015	14.231403	14.767744	3.77%	0
2014	14.418035	14.231403	-1.29%	0
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.473108	12.242136	-1.85%	0
2017	9.975555	12.473108	25.04%	0
2016	9.656072	9.975555	3.31%	0
2015*	10.000000	9.656072	-3.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.076364	11.677640	-3.30%	0
2017	11.683751	12.076364	3.36%	0
2016	11.307609	11.683751	3.33%	0
2015	11.682906	11.307609	-3.21%	0
2014	11.128259	11.682906	4.98%	0
2013	11.468456	11.128259	-2.97%	0
2012	10.761813	11.468456	6.57%	0
2011	10.460476	10.761813	2.88%	0
2010	10.029772	10.460476	4.29%	0
2009	9.395057	10.029772	6.76%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	22.211445	20.148407	-9.29%	0
2017	20.765554	22.211445	6.96%	0
2016	19.239078	20.765554	7.93%	0
2015	19.946702	19.239078	-3.55%	0
2014	19.863112	19.946702	0.42%	0
2013	22.304789	19.863112	-10.95%	0
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
2009	13.663256	17.351204	26.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.064250	9.046497	-10.11%	0
2017	9.161723	10.064250	9.85%	0
2016	8.164353	9.161723	12.22%	0
2015*	10.000000	8.164353	-18.36%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.074954	16.371910	-9.42%	0
2017	15.757517	18.074954	14.71%	0
2016	14.543512	15.757517	8.35%	0
2015	16.051685	14.543512	-9.40%	0
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.516991	21.659367	-11.66%	0
2017	23.163542	24.516991	5.84%	0
2016	19.741283	23.163542	17.34%	0
2015	21.167017	19.741283	-6.74%	0
2014	19.201317	21.167017	10.24%	0
2013	14.941048	19.201317	28.51%	0
2012	13.376901	14.941048	11.69%	0
2011	13.638833	13.376901	-1.92%	0
2010	12.349779	13.638833	10.44%	20
2009*	10.000000	12.349779	23.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.788806	14.640558	-7.27%	0
2017	13.969615	15.788806	13.02%	0
2016	13.130437	13.969615	6.39%	0
2015	13.322223	13.130437	-1.44%	0
2014	13.001021	13.322223	2.47%	0
2013	10.804736	13.001021	20.33%	0
2012	9.567364	10.804736	12.93%	0
2011	9.711892	9.567364	-1.49%	0
2010	8.883044	9.711892	9.33%	0
2009	7.374717	8.883044	20.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.508215	10.144582	-3.46%	0
2017	10.430877	10.508215	0.74%	0
2016	10.410734	10.430877	0.19%	0
2015	10.691442	10.410734	-2.63%	0
2014	10.434838	10.691442	2.46%	0
2013	10.973899	10.434838	-4.91%	0
2012	10.712367	10.973899	2.44%	0
2011	10.380839	10.712367	3.19%	0
2010	10.034933	10.380839	3.45%	0
2009	9.167766	10.034933	9.46%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.316674	16.190246	-11.61%	0
2017	14.328462	18.316674	27.83%	0
2016	14.652371	14.328462	-2.21%	0
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
2011	10.705912	9.476613	-11.48%	0
2010	9.855254	10.705912	8.63%	0
2009	7.130857	9.855254	38.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.585698	18.018053	-3.05%	0
2017	14.899564	18.585698	24.74%	0
2016	13.996280	14.899564	6.45%	0
2015	13.474432	13.996280	3.87%	0
2014	12.775229	13.474432	5.47%	0
2013	10.098875	12.775229	26.50%	0
2012	8.813957	10.098875	14.58%	0
2011	9.474450	8.813957	-6.97%	0
2010	8.213007	9.474450	15.36%	0
2009	6.063428	8.213007	35.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.750785	15.034759	-4.55%	0
2017	13.234843	15.750785	19.01%	0
2016	12.206022	13.234843	8.43%	0
2015	12.371757	12.206022	-1.34%	0
2014	11.499829	12.371757	7.58%	0
2013	8.861095	11.499829	29.78%	0
2012	7.756072	8.861095	14.25%	0
2011	8.128126	7.756072	-4.58%	0
2010	7.504244	8.128126	8.31%	0
2009	5.883189	7.504244	27.55%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.303388	13.630899	-4.70%	0
2017	13.781530	14.303388	3.79%	0
2016	12.995729	13.781530	6.05%	0
2015	13.711644	12.995729	-5.22%	0
2014	13.523599	13.711644	1.39%	0
2013	14.013744	13.523599	-3.50%	0
2012	12.792147	14.013744	9.55%	0
2011	12.416988	12.792147	3.02%	0
2010	11.504219	12.416988	7.93%	0
2009	9.476576	11.504219	21.40%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	26.909658	24.301097	-9.69%	0
2017	23.425701	26.909658	14.87%	0
2016	20.412834	23.425701	14.76%	0
2015	22.372624	20.412834	-8.76%	0
2014	21.044310	22.372624	6.31%	0
2013	15.936048	21.044310	32.05%	0
2012	13.817957	15.936048	15.33%	0
2011	14.527469	13.817957	-4.88%	0
2010	12.893005	14.527469	12.68%	0
2009	10.298729	12.893005	25.19%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.724595	9.579179	-10.68%	0
2017	9.277319	10.724595	15.60%	0
2016	9.230239	9.277319	0.51%	0
2015*	10.000000	9.230239	-7.70%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.019360	0.19%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	19.974080	18.907496	-5.34%	0
2017	19.168603	19.974080	4.20%	0
2016	17.203223	19.168603	11.42%	0
2015	18.098219	17.203223	-4.95%	0
2014	18.082103	18.098219	0.09%	0
2013	17.303007	18.082103	4.50%	0
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
2009	9.705005	13.829411	42.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.895727	14.735254	-7.30%	0
2017	13.053331	15.895727	21.78%	0
2016	11.778201	13.053331	10.83%	0
2015	12.213538	11.778201	-3.56%	0
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	0
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0
2010	7.570741	8.526046	12.62%	0
2009	5.071088	7.570741	49.29%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.962349	15.580429	-8.15%	0
2017	14.682015	16.962349	15.53%	0
2016	13.661042	14.682015	7.47%	0
2015	14.055792	13.661042	-2.81%	0
2014	13.031802	14.055792	7.86%	0
2013	9.636828	13.031802	35.23%	0
2012	8.865197	9.636828	8.70%	0
2011	9.389401	8.865197	-5.58%	0
2010	7.785654	9.389401	20.60%	0
2009	6.076866	7.785654	28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.133585	12.310321	-12.90%	0
2017	12.086967	14.133585	16.93%	0
2016	11.427577	12.086967	5.77%	0
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.882008	11.787457	-8.50%	0
2017	11.778364	12.882008	9.37%	0
2016	11.372514	11.778364	3.57%	0
2015	11.776942	11.372514	-3.43%	0
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
2011	9.905556	9.538266	-3.71%	0
2010	9.192454	9.905556	7.76%	0
2009	7.860440	9.192454	16.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.685735	12.265597	-10.38%	0
2017	12.107559	13.685735	13.03%	0
2016	11.558193	12.107559	4.75%	0
2015	12.001919	11.558193	-3.70%	0
2014	11.745330	12.001919	2.18%	0
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	0
2010	8.656945	9.496094	9.69%	0
2009	7.143618	8.656945	21.18%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.402618	10.837557	-4.96%	0
2017	10.983805	11.402618	3.81%	0
2016	10.756927	10.983805	2.11%	0
2015	11.102937	10.756927	-3.12%	0
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	0
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
2010	9.930231	10.351065	4.24%	0
2009	9.002246	9.930231	10.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.561444	10.491214	-9.26%	0
2017	10.320912	11.561444	12.02%	0
2016	10.017356	10.320912	3.03%	0
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.872563	10.766495	-9.32%	0
2017	10.326422	11.872563	14.97%	0
2016	9.960826	10.326422	3.67%	0
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.319164	12.076584	-9.33%	0
2017	11.973140	13.319164	11.24%	0
2016	11.492251	11.973140	4.18%	0
2015	11.901731	11.492251	-3.44%	0
2014	11.661464	11.901731	2.06%	0
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	0
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	0
2009	7.498783	8.925125	19.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.887308	12.264166	-11.69%	0
2017	12.050319	13.887308	15.24%	0
2016	11.474722	12.050319	5.02%	0
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	0
2010	8.380060	9.267801	10.59%	0
2009	6.783234	8.380060	23.54%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.439080	11.560655	-7.06%	0
2017	11.597567	12.439080	7.26%	0
2016	11.209616	11.597567	3.46%	0
2015	11.608949	11.209616	-3.44%	0
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
2010	9.461446	10.068668	6.42%	0
2009	8.237629	9.461446	14.86%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.542402	11.186392	-3.08%	0
2017	11.351001	11.542402	1.69%	0
2016	11.075009	11.351001	2.49%	0
2015	11.448159	11.075009	-3.26%	0
2014	11.205370	11.448159	2.17%	0
2013	11.730627	11.205370	-4.48%	0
2012	11.182985	11.730627	4.90%	0
2011	10.784411	11.182985	3.70%	0
2010	10.348160	10.784411	4.22%	0
2009	9.763757	10.348160	5.99%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.305285	11.833806	-3.83%	0
2017	12.149365	12.305285	1.28%	0
2016	12.045448	12.149365	0.86%	0
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
2010	11.102394	11.715238	5.52%	0
2009	9.769545	11.102394	13.64%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.395362	11.740533	-12.35%	0
2017	11.641645	13.395362	15.06%	0
2016	10.707746	11.641645	8.72%	0
2015	11.328982	10.707746	-5.48%	0
2014	11.255439	11.328982	0.65%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.440784	11.191310	-10.04%	0
2017	11.196998	12.440784	11.11%	0
2016	10.546701	11.196998	6.17%	0
2015	10.999853	10.546701	-4.12%	0
2014	11.064677	10.999853	-0.59%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	26.954246	25.898398	-3.92%	0
2017	21.732271	26.954246	24.03%	0
2016	21.548784	21.732271	0.85%	0
2015	21.062905	21.548784	2.31%	0
2014	19.878764	21.062905	5.96%	0
2013	14.944600	19.878764	33.02%	0
2012	12.930791	14.944600	15.57%	0
2011	13.587105	12.930791	-4.83%	0
2010	12.828419	13.587105	5.91%	0
2009*	10.000000	12.828419	28.28%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	32.236248	25.903840	-19.64%	0
2017	23.385917	32.236248	37.84%	0
2016	22.292148	23.385917	4.91%	0
2015	27.267037	22.292148	-18.25%	0
2014	29.636012	27.267037	-7.99%	0
2013	30.235157	29.636012	-1.98%	0
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
2009	19.464746	30.983124	59.18%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.082093	10.809488	-2.46%	0
2017	11.122015	11.082093	-0.36%	0
2016	11.310857	11.122015	-1.67%	0
2015	11.601634	11.310857	-2.51%	0
2014	11.367522	11.601634	2.06%	0
2013	12.139413	11.367522	-6.36%	0
2012	12.069717	12.139413	0.58%	0
2011	11.529190	12.069717	4.69%	0
2010	11.273580	11.529190	2.27%	0
2009	11.248359	11.273580	0.22%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.137179	8.051268	-1.06%	0
2017	8.301743	8.137179	-1.98%	0
2016	8.504666	8.301743	-2.39%	0
2015	8.713799	8.504666	-2.40%	0
2014	8.928072	8.713799	-2.40%	0
2013	9.147615	8.928072	-2.40%	0
2012	9.373181	9.147615	-2.41%	0
2011	9.603023	9.373181	-2.39%	0
2010	9.839148	9.603023	-2.40%	0
2009	10.076866	9.839148	-2.36%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.544483	7.935354	-16.86%	0
2017	7.695009	9.544483	24.03%	0
2016	7.834072	7.695009	-1.78%	0
2015	8.293899	7.834072	-5.54%	0
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	0
2012	6.633540	7.459759	12.46%	0
2011	7.551551	6.633540	-12.16%	0
2010	6.846778	7.551551	10.29%	0
2009	5.419158	6.846778	26.34%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.244913	8.585258	-16.20%	0
2017	8.433490	10.244913	21.48%	0
2016	8.595340	8.433490	-1.88%	0
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	25.992298	23.118833	-11.06%	0
2017	22.485486	25.992298	15.60%	0
2016	21.044377	22.485486	6.85%	0
2015	21.779300	21.044377	-3.37%	0
2014	21.255225	21.779300	2.47%	0
2013	17.114406	21.255225	24.19%	0
2012	15.130036	17.114406	13.12%	0
2011	16.135766	15.130036	-6.23%	0
2010	14.422386	16.135766	11.88%	0
2009	11.616670	14.422386	24.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.989357	14.846773	-7.15%	0
2017	14.740619	15.989357	8.47%	0
2016	14.206667	14.740619	3.76%	0
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.056073	17.392840	-8.73%	0
2017	17.005033	19.056073	12.06%	0
2016	16.170499	17.005033	5.16%	0
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.978937	12.437327	-4.17%	0
2017	12.582179	12.978937	3.15%	0
2016	12.363567	12.582179	1.77%	0
2015	12.634148	12.363567	-2.14%	0
2014	12.460086	12.634148	1.40%	0
2013	12.178063	12.460086	2.32%	0
2012	11.864224	12.178063	2.65%	0
2011	11.809140	11.864224	0.47%	0
2010	11.426159	11.809140	3.35%	0
2009	10.732127	11.426159	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.474777	10.567878	-7.90%	0
2017	10.309570	11.474777	11.30%	0
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.834486	10.849645	-8.32%	0
2017	10.366191	11.834486	14.16%	0
2016	9.930150	10.366191	4.39%	0
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.496243	17.945015	-7.96%	0
2017	17.687744	19.496243	10.22%	0
2016	16.913328	17.687744	4.58%	0
2015	17.387448	16.913328	-2.73%	0
2014	16.937451	17.387448	2.66%	0
2013	14.879719	16.937451	13.83%	0
2012	13.758856	14.879719	8.15%	0
2011	14.102159	13.758856	-2.43%	0
2010	13.027001	14.102159	8.25%	0
2009	11.203480	13.027001	16.28%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.299203	20.980007	-9.95%	0
2017	20.458212	23.299203	13.89%	0
2016	19.321113	20.458212	5.89%	0
2015	19.941802	19.321113	-3.11%	0
2014	19.467189	19.941802	2.44%	0
2013	16.298507	19.467189	19.44%	2,240
2012	14.680173	16.298507	11.02%	12,063
2011	15.367236	14.680173	-4.47%	12,063
2010	13.953951	15.367236	10.13%	12,063
2009	11.493521	13.953951	21.41%	12,063
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.179824	15.200104	-6.06%	0
2017	15.178385	16.179824	6.60%	0
2016	14.711574	15.178385	3.17%	0
2015	15.077952	14.711574	-2.43%	0
2014	14.749667	15.077952	2.23%	0
2013	13.676920	14.749667	7.84%	0
2012	12.971176	13.676920	5.44%	0
2011	13.020842	12.971176	-0.38%	0
2010	12.293875	13.020842	5.91%	0
2009	10.995112	12.293875	11.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.474207	10.657513	-7.12%	0
2017	10.000144	11.474207	14.74%	0
2016	9.438571	10.000144	5.95%	0
2015	9.892996	9.438571	-4.59%	0
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.580208	11.960470	-4.93%	0
2017	10.590733	12.580208	18.79%	0
2016	9.859969	10.590733	7.41%	0
2015	10.088185	9.859969	-2.26%	0
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	38.487653	33.282739	-13.52%	0
2017	34.057198	38.487653	13.01%	0
2016	29.006830	34.057198	17.41%	0
2015	30.492929	29.006830	-4.87%	0
2014	28.552970	30.492929	6.79%	0
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	0
2011	20.162568	19.178853	-4.88%	0
2010	16.368904	20.162568	23.18%	0
2009	12.263795	16.368904	33.47%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.378269	9.252580	-18.68%	0
2017	9.285885	11.378269	22.53%	0
2016	9.754725	9.285885	-4.81%	0
2015	10.060512	9.754725	-3.04%	0
2014	10.449226	10.060512	-3.72%	0
2013	8.842358	10.449226	18.17%	0
2012	7.843017	8.842358	12.74%	0
2011	8.891221	7.843017	-11.79%	0
2010	8.004600	8.891221	11.08%	0
2009	6.025673	8.004600	32.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	15.695507	12.661320	-19.33%	0
2017	13.122965	15.695507	19.60%	0
2016	12.806828	13.122965	2.47%	0
2015	13.862942	12.806828	-7.62%	0
2014	15.725783	13.862942	-11.85%	0
2013	13.310509	15.725783	18.15%	0
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
2009	10.932772	13.818983	26.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.060927	16.091276	-5.68%	0
2017	13.457945	17.060927	26.77%	0
2016	13.518906	13.457945	-0.45%	0
2015	13.431004	13.518906	0.65%	0
2014	12.493391	13.431004	7.50%	0
2013	9.523151	12.493391	31.19%	0
2012	8.401781	9.523151	13.35%	0
2011	8.895504	8.401781	-5.55%	0
2010	7.900660	8.895504	12.59%	30
2009	6.258057	7.900660	26.25%	31
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.192117	13.076922	-13.92%	0
2017	13.609918	15.192117	11.63%	0
2016	12.015655	13.609918	13.27%	0
2015	12.749316	12.015655	-5.75%	0
2014	11.849092	12.749316	7.60%	0
2013	8.990984	11.849092	31.79%	0
2012	7.834394	8.990984	14.76%	0
2011	8.547450	7.834394	-8.34%	0
2010	7.767444	8.547450	10.04%	0
2009	6.246255	7.767444	24.35%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.864062	15.297022	-9.29%	0
2017	13.548516	16.864062	24.47%	0
2016	13.088175	13.548516	3.52%	0
2015	13.456586	13.088175	-2.74%	0
2014	13.293073	13.456586	1.23%	0
2013	9.826246	13.293073	35.28%	0
2012	8.782318	9.826246	11.89%	0
2011	9.417019	8.782318	-6.74%	0
2010	7.629059	9.417019	23.44%	0
2009	6.169051	7.629059	23.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.566361	16.582086	-15.25%	0
2017	17.609105	19.566361	11.12%	0
2016	15.341646	17.609105	14.78%	0
2015	16.186032	15.341646	-5.22%	0
2014	14.171927	16.186032	14.21%	0
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	25.461797	22.805522	-10.43%	0
2017	20.927905	25.461797	21.66%	0
2016	19.842167	20.927905	5.47%	0
2015	20.223057	19.842167	-1.88%	0
2014	20.207486	20.223057	0.08%	0
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
2010	11.028944	13.466881	22.10%	0
2009	8.884717	11.028944	24.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	36.207540	29.283036	-19.12%	0
2017	34.109607	36.207540	6.15%	0
2016	27.819981	34.109607	22.61%	0
2015	30.417285	27.819981	-8.54%	0
2014	29.190460	30.417285	4.20%	0
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	0
2011	19.713111	18.191579	-7.72%	0
2010	15.969545	19.713111	23.44%	0
2009	13.000376	15.969545	22.84%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	33.924849	28.857030	-14.94%	0
2017	30.703900	33.924849	10.49%	0
2016	25.669737	30.703900	19.61%	0
2015	26.809132	25.669737	-4.25%	0
2014	27.316590	26.809132	-1.86%	0
2013	19.912923	27.316590	37.18%	0
2012	17.707433	19.912923	12.46%	0
2011	19.259724	17.707433	-8.06%	0
2010	15.788870	19.259724	21.98%	0
2009	12.033906	15.788870	31.20%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	24.842259	24.175411	-2.68%	0
2017	21.166097	24.842259	17.37%	0
2016	19.508319	21.166097	8.50%	0
2015	19.856636	19.508319	-1.75%	0
2014	18.194917	19.856636	9.13%	0
2013	14.253461	18.194917	27.65%	0
2012	12.828388	14.253461	11.11%	0
2011	13.093678	12.828388	-2.03%	0
2010	11.848623	13.093678	10.51%	0
2009	9.668944	11.848623	22.54%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.125047	12.288584	-6.37%	0
2017	12.668544	13.125047	3.60%	0
2016	12.109934	12.668544	4.61%	0
2015	13.152227	12.109934	-7.92%	0
2014	10.478041	13.152227	25.52%	0
2013	10.453450	10.478041	0.24%	0
2012	9.267104	10.453450	12.80%	0
2011	8.945347	9.267104	3.60%	0
2010	7.059729	8.945347	26.71%	0
2009	5.542287	7.059729	27.38%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.243039	15.078496	-7.17%	0
2017	13.727576	16.243039	18.32%	0
2016	12.625344	13.727576	8.73%	0
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.442041	9.289784	-1.61%	0
2017	9.523193	9.442041	-0.85%	0
2016	9.519523	9.523193	0.04%	0
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
2011	10.223781	10.108599	-1.13%	0
2010	10.227686	10.223781	-0.04%	0
2009	9.783586	10.227686	4.54%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.539721	13.444351	-13.48%	0
2017	13.943363	15.539721	11.45%	0
2016	11.818574	13.943363	17.98%	0
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.468643	12.726826	-17.73%	0
2017	12.913983	15.468643	19.78%	0
2016	13.084781	12.913983	-1.31%	0
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
2011	13.311660	11.378023	-14.53%	0
2010	12.824878	13.311660	3.80%	0
2009*	10.000000	12.824878	28.25%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	32.604994	29.731142	-8.81%	0
2017	26.817148	32.604994	21.58%	0
2016	26.377036	26.817148	1.67%	0
2015	26.759528	26.377036	-1.43%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.900294	8.774199	-1.42%	0
2017	9.037999	8.900294	-1.52%	0
2016	9.148095	9.037999	-1.20%	0
2015	9.355869	9.148095	-2.22%	0
2014	9.527813	9.355869	-1.80%	0
2013	9.702266	9.527813	-1.80%	0
2012	9.503798	9.702266	2.09%	0
2011	9.708807	9.503798	-2.11%	0
2010	9.448186	9.708807	2.76%	0
2009	8.542060	9.448186	10.61%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.555492	24.430627	-8.00%	0
2017	22.972693	26.555492	15.60%	0
2016	21.423225	22.972693	7.23%	0
2015	22.052281	21.423225	-2.85%	0
2014	20.469401	22.052281	7.73%	0
2013	15.241229	20.469401	34.30%	0
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
2010	12.405589	14.875456	19.91%	0
2009	9.671311	12.405589	28.27%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	11.001530	10.048069	-8.67%	0
2017	10.224216	11.001530	7.60%	0
2016	9.899249	10.224216	3.28%	0
2015	10.650696	9.899249	-7.06%	0
2014	10.626717	10.650696	0.23%	0
2013	10.131557	10.626717	4.89%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.842346	10.506353	-11.28%	0
2017	10.340158	11.842346	14.53%	0
2016	10.074695	10.340158	2.63%	0
2015	11.390830	10.074695	-11.55%	0
2014	11.568686	11.390830	-1.54%	0
2013	10.250138	11.568686	12.86%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.714127	10.560879	-9.84%	0
2017	10.563031	11.714127	10.90%	0
2016	10.224435	10.563031	3.31%	0
2015	11.224878	10.224435	-8.91%	0
2014	11.220575	11.224878	0.04%	0
2013	10.267771	11.220575	9.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	35.125895	29.686771	-15.48%	0
2017	26.398705	35.125895	33.06%	0
2016	27.088638	26.398705	-2.55%	0
2015	26.771653	27.088638	1.18%	0
2014	26.877420	26.771653	-0.39%	0
2013	21.684985	26.877420	23.94%	0
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
2009	13.396479	18.220521	36.01%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.068137	9.379154	-6.84%	0
2017	9.727787	10.068137	3.50%	0
2016	9.378739	9.727787	3.72%	0
2015	9.854964	9.378739	-4.83%	0
2014	9.851836	9.854964	0.03%	0
2013	10.131287	9.851836	-2.76%	0
2012*	10.000000	10.131287	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.574667	8.301684	-21.49%	0
2017	8.568031	10.574667	23.42%	0
2016	9.023153	8.568031	-5.04%	0
2015	8.966561	9.023153	0.63%	0
2014*	10.000000	8.966561	-10.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	26.237902	23.531229	-10.32%	0
2017	23.047037	26.237902	13.85%	0
2016	21.215142	23.047037	8.63%	0
2015	21.081858	21.215142	0.63%	0
2014	19.565331	21.081858	7.75%	0
2013	15.251341	19.565331	28.29%	0
2012	13.401323	15.251341	13.80%	0
2011	13.773502	13.401323	-2.70%	0
2010	12.183755	13.773502	13.05%	19
2009	9.753109	12.183755	24.92%	20
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	37.400893	32.651488	-12.70%	0
2017	33.638557	37.400893	11.18%	0
2016	29.287533	33.638557	14.86%	0
2015	31.955149	29.287533	-8.35%	0
2014	29.323383	31.955149	8.97%	0
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	0
2011	19.525898	18.604010	-4.72%	0
2010	16.257290	19.525898	20.11%	0
2009	12.168939	16.257290	33.60%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.919571	10.075603	-7.73%	0
2017	9.867179	10.919571	10.67%	0
2016	8.953609	9.867179	10.20%	0
2015	10.102046	8.953609	-11.37%	0
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.147145	9.424467	-7.12%	0
2017	9.469804	10.147145	7.15%	0
2016	8.569702	9.469804	10.50%	0
2015	8.993138	8.569702	-4.71%	0
2014	9.086649	8.993138	-1.03%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.990047	10.287980	-6.39%	0
2017	10.168046	10.990047	8.08%	0
2016	10.123464	10.168046	0.44%	0
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.389455	10.162799	-2.18%	0
2017	10.512586	10.389455	-1.17%	0
2016	10.631632	10.512586	-1.12%	0
2015	10.870369	10.631632	-2.20%	0
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
2011	11.157851	11.000548	-1.41%	0
2010	10.868605	11.157851	2.66%	0
2009*	10.000000	10.868605	8.69%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.024788	9.922504	-1.02%	0
2017	10.039196	10.024788	-0.14%	0
2016*	10.000000	10.039196	0.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.346196	10.032432	-3.03%	0
2017	10.112762	10.346196	2.31%	0
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.180890	9.984791	-10.70%	0
2017*	10.000000	11.180890	11.81%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.145851	13.133878	-0.09%	0
2017	10.288502	13.145851	27.77%	0
2016*	10.000000	10.288502	2.89%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	18.583580	14.668571	-21.07%	0
2017	15.041089	18.583580	23.55%	0
2016	15.797536	15.041089	-4.79%	0
2015	16.163411	15.797536	-2.26%	0
2014	17.765047	16.163411	-9.02%	0
2013	14.212168	17.765047	25.00%	0
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	0
2009	11.278549	13.719414	21.64%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	32.244929	31.736288	-1.58%	0
2017	25.949400	32.244929	24.26%	0
2016	29.776656	25.949400	-12.85%	0
2015	27.126126	29.776656	9.77%	0
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.034236	4.913293	-30.15%	0
2017	7.351636	7.034236	-4.32%	0
2016	5.251877	7.351636	39.98%	0
2015	8.107568	5.251877	-35.22%	0
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.195088	5.035842	-30.01%	0
2017	7.498832	7.195088	-4.05%	0
2016	5.345954	7.498832	40.27%	0
2015	8.230573	5.345954	-35.05%	0
2014	10.424788	8.230573	-21.05%	0
2013	9.663222	10.424788	7.88%	0
2012*	10.000000	9.663222	-3.37%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	26.101977	25.805300	-1.14%	0
2017	21.247553	26.101977	22.85%	0
2016	20.203456	21.247553	5.17%	0
2015	21.314779	20.203456	-5.21%	0
2014	22.256994	21.314779	-4.23%	0
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	0
2011	15.484207	14.418534	-6.88%	0
2010	12.514207	15.484207	23.73%	0
2009	8.399904	12.514207	48.98%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.109826	10.943605	-9.63%	598
2017	10.857849	12.109826	11.53%	598
2016	10.767338	10.857849	0.84%	598
2015	11.183179	10.767338	-3.72%	1,954
2014	11.001249	11.183179	1.65%	1,328
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	26.907936	24.710932	-8.16%	0
2017	23.256500	26.907936	15.70%	0
2016	21.462893	23.256500	8.36%	0
2015	21.692458	21.462893	-1.06%	0
2014	20.346950	21.692458	6.61%	0
2013	15.496892	20.346950	31.30%	0
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
2010	11.900508	13.094985	10.04%	0
2009	10.136716	11.900508	17.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.598966	-24.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	38.140811	31.510686	-17.38%	701
2017	34.644045	38.140811	10.09%	682
2016	28.456479	34.644045	21.74%	664
2015	30.932640	28.456479	-8.01%	721
2014	29.105747	30.932640	6.28%	730
2013	21.677809	29.105747	34.27%	0
2012	18.758889	21.677809	15.56%	0
2011	21.043653	18.758889	-10.86%	0
2010	17.040614	21.043653	23.49%	0
2009	12.245136	17.040614	39.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.881780	11.262408	-5.21%	57
2017	11.748010	11.881780	1.14%	1,680
2016	11.536116	11.748010	1.84%	1,992
2015	12.125175	11.536116	-4.86%	2,064
2014	12.032657	12.125175	0.77%	0
2013	13.477754	12.032657	-10.72%	0
2012	12.866747	13.477754	4.75%	0
2011	11.802690	12.866747	9.02%	0
2010	11.509854	11.802690	2.54%	0
2009	10.705391	11.509854	7.51%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	25.913984	23.457230	-9.48%	0
2017	22.080894	25.913984	17.36%	0
2016	19.994602	22.080894	10.43%	0
2015	21.793320	19.994602	-8.25%	0
2014	19.888100	21.793320	9.58%	0
2013	15.047817	19.888100	32.17%	0
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
2010	12.092990	13.432074	11.07%	0
2009	10.525912	12.092990	14.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	26.465004	22.466867	-15.11%	4,569
2017	24.336829	26.465004	8.74%	3,803
2016	20.328128	24.336829	19.72%	3,069
2015	21.173172	20.328128	-3.99%	471
2014	18.672675	21.173172	13.39%	267
2013	14.735474	18.672675	26.72%	0
2012	12.997296	14.735474	13.37%	0
2011	13.436344	12.997296	-3.27%	0
2010	11.576682	13.436344	16.06%	0
2009	9.142685	11.576682	26.62%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.491137	12.514554	-7.24%	0
2017	12.045620	13.491137	12.00%	0
2016	11.510032	12.045620	4.65%	0
2015	11.926925	11.510032	-3.50%	0
2014	11.880913	11.926925	0.39%	2,409
2013	10.100590	11.880913	17.63%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.518186	9.962765	-5.28%	0
2017	10.068888	10.518186	4.46%	0
2016	9.148362	10.068888	10.06%	0
2015*	10.000000	9.148362	-8.52%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.781165	9.471402	-3.17%	974
2017	9.714671	9.781165	0.68%	974
2016	9.718993	9.714671	-0.04%	1,165
2015*	10.000000	9.718993	-2.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.469951	11.260660	-9.70%	763
2017	10.972715	12.469951	13.65%	770
2016	9.691160	10.972715	13.22%	782
2015*	10.000000	9.691160	-3.09%	786

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.570791	14.036121	-9.86%	5,441
2017	14.036520	15.570791	10.93%	5,539
2016	13.860649	14.036520	1.27%	5,945
2015	14.352496	13.860649	-3.43%	8,245
2014	14.434097	14.352496	-0.57%	3,758
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.128313	9.483772	-6.36%	0
2017*	10.000000	10.128313	1.28%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.911911	12.890039	-18.99%	2,167
2017	14.594348	15.911911	9.03%	6,278
2016	11.412192	14.594348	27.88%	5,518
2015	12.507129	11.412192	-8.75%	835
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.959735	10.657576	-17.76%	0
2017	11.547433	12.959735	12.23%	2,178
2016	10.274656	11.547433	12.39%	937
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	39.132298	34.742113	-11.22%	0
2017	35.685973	39.132298	9.66%	0
2016	29.094331	35.685973	22.66%	0
2015	30.536495	29.094331	-4.72%	0
2014	29.778348	30.536495	2.55%	0
2013	21.693312	29.778348	37.27%	0
2012	19.214633	21.693312	12.90%	0
2011	19.586030	19.214633	-1.90%	0
2010	15.956377	19.586030	22.75%	0
2009	13.083009	15.956377	21.96%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	27.988576	25.973667	-7.20%	0
2017	23.668590	27.988576	18.25%	0
2016	21.770515	23.668590	8.72%	0
2015	22.125167	21.770515	-1.60%	0
2014	20.053009	22.125167	10.33%	0
2013	15.607855	20.053009	28.48%	0
2012	13.856527	15.607855	12.64%	0
2011	13.977313	13.856527	-0.86%	0
2010	12.509578	13.977313	11.73%	0
2009	10.173974	12.509578	22.96%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	24.658315	22.342410	-9.39%	39
2017	19.900550	24.658315	23.91%	41
2016	18.952177	19.900550	5.00%	441
2015	19.970149	18.952177	-5.10%	385
2014	18.985726	19.970149	5.19%	0
2013	16.107778	18.985726	17.87%	0
2012	14.993277	16.107778	7.43%	0
2011	14.133774	14.993277	6.08%	0
2010	12.593764	14.133774	12.23%	0
2009	10.562171	12.593764	19.23%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	23.378241	18.403913	-21.28%	0
2017	19.267782	23.378241	21.33%	0
2016	16.911054	19.267782	13.94%	0
2015	17.784407	16.911054	-4.91%	0
2014	17.993364	17.784407	-1.16%	0
2013	12.444353	17.993364	44.59%	0
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
2010	9.916933	12.655486	27.61%	0
2009	8.083446	9.916933	22.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.156023	9.897339	-2.55%	3,665
2017	10.063936	10.156023	0.92%	0
2016	9.468923	10.063936	6.28%	0
2015	9.804009	9.468923	-3.42%	5,186
2014	9.993056	9.804009	-1.89%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.014883	-9.85%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.255846	11.860287	-3.23%	0
2017	12.108783	12.255846	1.21%	0
2016	11.988649	12.108783	1.00%	0
2015	12.343996	11.988649	-2.88%	0
2014	12.224583	12.343996	0.98%	0
2013	12.438267	12.224583	-1.72%	0
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	0
2010	11.085499	11.709583	5.63%	0
2009	9.457548	11.085499	17.21%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.180581	-18.19%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.136663	14.134559	-6.62%	3,261
2017	13.755406	15.136663	10.04%	3,462
2016	13.399102	13.755406	2.66%	3,869
2015	13.808896	13.399102	-2.97%	4,656
2014	13.583691	13.808896	1.66%	0
2013	12.301440	13.583691	10.42%	0
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
2010	10.597437	11.634940	9.79%	0
2009	8.764105	10.597437	20.92%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.275856	14.909959	-8.39%	560
2017	14.349977	16.275856	13.42%	560
2016	13.902638	14.349977	3.22%	560
2015	14.317559	13.902638	-2.90%	1,397
2014	14.032323	14.317559	2.03%	627
2013	12.439711	14.032323	12.80%	0
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0
2010	10.496453	11.706672	11.53%	0
2009	8.370448	10.496453	25.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	17.714694	15.886491	-10.32%	2,547
2017	15.044791	17.714694	17.75%	2,548
2016	14.497527	15.044791	3.77%	2,641
2015	14.940810	14.497527	-2.97%	0
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	0
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	0
2010	10.253829	11.592302	13.05%	0
2009	8.012990	10.253829	27.97%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.729866	10.932767	-6.80%	3,867
2017	10.354740	11.729866	13.28%	3,658
2016*	10.000000	10.354740	3.55%	3,658
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	14.867782	10.909603	-26.62%	3,969
2017	15.675181	14.867782	-5.15%	4,125
2016	12.035279	15.675181	30.24%	4,131
2015	15.568540	12.035279	-22.69%	4,080
2014	18.295656	15.568540	-14.91%	1,465
2013	15.107258	18.295656	21.11%	0
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
2010	13.755725	15.989669	16.24%	0
2009	9.555447	13.755725	43.96%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	24.258822	21.640973	-10.79%	4,578
2017	22.073835	24.258822	9.90%	5,983
2016	19.222454	22.073835	14.83%	5,951
2015	20.577469	19.222454	-6.58%	1,310
2014	19.445395	20.577469	5.82%	947
2013	15.594079	19.445395	24.70%	0
2012	13.657334	15.594079	14.18%	0
2011	13.908591	13.657334	-1.81%	0
2010	12.406856	13.908591	12.10%	0
2009	9.792217	12.406856	26.70%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.713388	11.260222	-11.43%	9,125
2017	11.175280	12.713388	13.76%	9,125
2016*	10.000000	11.175280	11.75%	4,851
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	29.784445	28.924960	-2.89%	698
2017	22.645499	29.784445	31.52%	719
2016	23.085729	22.645499	-1.91%	729
2015	22.137101	23.085729	4.29%	3,023
2014	20.441809	22.137101	8.29%	910
2013	15.407973	20.441809	32.67%	0
2012	13.807175	15.407973	11.59%	0
2011	14.157816	13.807175	-2.48%	0
2010	11.717100	14.157816	20.83%	0
2009	9.386449	11.717100	24.83%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.544728	12.139403	-3.23%	4,125
2017	12.365286	12.544728	1.45%	8,001
2016	12.131737	12.365286	1.93%	12,016
2015	12.543040	12.131737	-3.28%	14,860
2014	12.174124	12.543040	3.03%	4,090
2013	12.743413	12.174124	-4.47%	0
2012	12.371017	12.743413	3.01%	0
2011	11.847341	12.371017	4.42%	0
2010	11.292485	11.847341	4.91%	0
2009	10.025210	11.292485	12.64%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	40.599539	33.749038	-16.87%	143
2017	34.525472	40.599539	17.59%	144
2016	31.620008	34.525472	9.19%	277
2015	32.950955	31.620008	-4.04%	212
2014	31.857089	32.950955	3.43%	0
2013	24.035316	31.857089	32.54%	0
2012	21.508216	24.035316	11.75%	0
2011	24.731617	21.508216	-13.03%	0
2010	19.718277	24.731617	25.42%	0
2009	14.463722	19.718277	36.33%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	23.192126	19.214476	-17.15%	1,527
2017	18.288363	23.192126	26.81%	89
2016	19.788998	18.288363	-7.58%	272
2015	19.638718	19.788998	0.77%	210
2014	21.953568	19.638718	-10.54%	0
2013	17.289053	21.953568	26.98%	0
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
2010	16.589191	18.259335	10.07%	0
2009	13.473207	16.589191	23.13%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.782701	10.750475	-8.76%	0
2017	11.638774	11.782701	1.24%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	32.472377	26.129898	-19.53%	0
2017	27.950799	32.472377	16.18%	0
2016	26.219776	27.950799	6.60%	0
2015	27.764218	26.219776	-5.56%	0
2014	26.721201	27.764218	3.90%	0
2013	21.040925	26.721201	27.00%	0
2012	16.976032	21.040925	23.94%	0
2011	19.130689	16.976032	-11.26%	0
2010	15.522392	19.130689	23.25%	0
2009	10.125372	15.522392	53.30%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.923609	11.388903	-11.88%	814
2017	11.830124	12.923609	9.24%	848
2016	10.714200	11.830124	10.42%	60
2015	11.710992	10.714200	-8.51%	2,896
2014	11.672699	11.710992	0.33%	2,100
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	14.965744	13.968766	-6.66%	7,958
2017	13.987465	14.965744	6.99%	6,584
2016	12.574349	13.987465	11.24%	6,419
2015	13.868585	12.574349	-9.33%	8,428
2014	13.589628	13.868585	2.05%	3,732
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	0
2010	10.134822	11.139588	9.91%	0
2009	7.661922	10.134822	32.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	28.126356	26.041048	-7.41%	0
2017	23.914064	28.126356	17.61%	0
2016	21.124110	23.914064	13.21%	0
2015	22.474566	21.124110	-6.01%	0
2014	21.190555	22.474566	6.06%	0
2013	16.749669	21.190555	26.51%	0
2012	15.336784	16.749669	9.21%	0
2011	14.831381	15.336784	3.41%	0
2010	12.601987	14.831381	17.69%	0
2009	11.009094	12.601987	14.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	35.839160	30.454667	-15.02%	0
2017	33.200204	35.839160	7.95%	0
2016	26.140260	33.200204	27.01%	0
2015	28.934338	26.140260	-9.66%	0
2014	29.492831	28.934338	-1.89%	0
2013	22.191355	29.492831	32.90%	0
2012	19.216436	22.191355	15.48%	0
2011	20.467817	19.216436	-6.11%	0
2010	16.363254	20.467817	25.08%	0
2009	12.987653	16.363254	25.99%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.414192	9.374356	-17.87%	0
2017	8.332645	11.414192	36.98%	0
2016	7.272744	8.332645	14.57%	0
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	21.121025	17.419307	-17.53%	0
2017	18.552804	21.121025	13.84%	0
2016	17.744286	18.552804	4.56%	0
2015	19.453201	17.744286	-8.78%	0
2014	22.440018	19.453201	-13.31%	0
2013	18.706324	22.440018	19.96%	0
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
2010	17.593188	18.605312	5.75%	0
2009	13.160142	17.593188	33.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	8.961399	8.910010	-0.57%	2,324
2017	9.012289	8.961399	-0.56%	2,250
2016	8.974280	9.012289	0.42%	8,290
2015	9.613586	8.974280	-6.65%	8,104
2014	9.677654	9.613586	-0.66%	2,313
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.758670	10.971683	-6.69%	0
2017	10.655938	11.758670	10.35%	0
2016	10.468718	10.655938	1.79%	0
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.332356	-6.68%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.792129	9.066231	-7.41%	2,264
2017	9.681605	9.792129	1.14%	2,455
2016	9.972317	9.681605	-2.92%	2,878
2015	10.037204	9.972317	-0.65%	3,386
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.354600	16.268412	-6.26%	0
2017	14.004091	17.354600	23.93%	0
2016	14.071027	14.004091	-0.48%	0
2015	13.770342	14.071027	2.18%	0
2014	13.050172	13.770342	5.52%	0
2013	9.569510	13.050172	36.37%	0
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.508508	12.509489	-13.78%	0
2017	12.971103	14.508508	11.85%	0
2016	11.749422	12.971103	10.40%	0
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	324
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.588962	14.311596	-8.19%	0
2017	13.082510	15.588962	19.16%	0
2016	13.333889	13.082510	-1.89%	0
2015	13.527888	13.333889	-1.43%	0
2014	12.877222	13.527888	5.05%	0
2013	9.663340	12.877222	33.26%	0
2012*	10.000000	9.663340	-3.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.523658	13.395297	-7.77%	7,311
2017	12.587225	14.523658	15.38%	7,374
2016	13.242609	12.587225	-4.95%	7,241
2015	14.811582	13.242609	-10.59%	7,481
2014	16.027608	14.811582	-7.59%	7,149
2013	13.130111	16.027608	22.07%	0
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.371453	11.811502	-4.53%	12,900
2017	11.887357	12.371453	4.07%	13,711
2016	10.487422	11.887357	13.35%	12,201
2015	11.498878	10.487422	-8.80%	7,425
2014	11.567330	11.498878	-0.59%	5,345
2013	10.731073	11.567330	7.79%	0
2012*	10.000000	10.731073	7.31%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.694950	15.299291	-2.52%	2,107
2017	12.677966	15.694950	23.80%	2,166
2016	12.246546	12.677966	3.52%	2,196
2015	13.324353	12.246546	-8.09%	3,206
2014	12.662547	13.324353	5.23%	1,430
2013	9.989704	12.662547	26.76%	0
2012*	10.000000	9.989704	-0.10%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	24.109999	23.617475	-2.04%	0
2017	20.919801	24.109999	15.25%	0
2016	20.555015	20.919801	1.77%	0
2015	20.985139	20.555015	-2.05%	0
2014	19.874798	20.985139	5.59%	0
2013	17.006117	19.874798	16.87%	0
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
2010	14.745250	15.552102	5.47%	0
2009	12.036257	14.745250	22.51%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.763060	9.400067	-3.72%	0
2017	9.682922	9.763060	0.83%	0
2016	9.709707	9.682922	-0.28%	0
2015*	10.000000	9.709707	-2.90%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	36.343832	36.057631	-0.79%	0
2017	28.657432	36.343832	26.82%	0
2016	28.815460	28.657432	-0.55%	0
2015	26.388977	28.815460	9.20%	0
2014	24.939869	26.388977	5.81%	0
2013	19.532986	24.939869	27.68%	0
2012	16.167280	19.532986	20.82%	0
2011	17.808797	16.167280	-9.22%	0
2010	17.144910	17.808797	3.87%	0
2009	12.036669	17.144910	42.44%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.315555	21.963560	-1.58%	2,942
2017	15.784488	22.315555	41.38%	1,849
2016	14.211236	15.784488	11.07%	1,884
2015	13.921416	14.211236	2.08%	1,713
2014	13.051049	13.921416	6.67%	0
2013	9.881473	13.051049	32.08%	0
2012*	10.000000	9.881473	-1.19%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	27.154478	22.476171	-17.23%	589
2017	21.279157	27.154478	27.61%	589
2016	23.380491	21.279157	-8.99%	589
2015	26.282130	23.380491	-11.04%	589
2014	30.651982	26.282130	-14.26%	289
2013	27.494918	30.651982	11.48%	0
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
2010	30.937956	37.731406	21.96%	0
2009	17.710580	30.937956	74.69%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.410265	8.269419	-20.56%	8,886
2017	8.347886	10.410265	24.71%	8,963
2016	7.084675	8.347886	17.83%	10,389
2015	9.084883	7.084675	-22.02%	7,995
2014	9.766000	9.084883	-6.97%	548
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.028576	9.681123	-3.46%	0
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.753524	15.101425	-4.14%	0
2017	12.782104	15.753524	23.25%	0
2016	12.042618	12.782104	6.14%	0
2015	12.615834	12.042618	-4.54%	0
2014	13.980589	12.615834	-9.76%	1,523
2013	10.148427	13.980589	37.76%	0
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	30.413066	26.591347	-12.57%	2,616
2017	26.565727	30.413066	14.48%	6,325
2016	23.933876	26.565727	11.00%	5,474
2015	24.766325	23.933876	-3.36%	3,618
2014	23.037893	24.766325	7.50%	1,334
2013	17.416548	23.037893	32.28%	0
2012	15.407826	17.416548	13.04%	0
2011	15.868026	15.407826	-2.90%	0
2010	14.625800	15.868026	8.49%	0
2009	12.244149	14.625800	19.45%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.455677	16.250365	-11.95%	1,327
2017	14.917023	18.455677	23.72%	5,888
2016	14.724939	14.917023	1.30%	4,329
2015	14.197421	14.724939	3.72%	3,300
2014	14.390984	14.197421	-1.35%	350
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.455498	12.218548	-1.90%	0
2017	9.966561	12.455498	24.97%	0
2016	9.652297	9.966561	3.26%	0
2015*	10.000000	9.652297	-3.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	11.985950	11.584231	-3.35%	0
2017	11.602207	11.985950	3.31%	0
2016	11.234433	11.602207	3.27%	0
2015	11.613262	11.234433	-3.26%	0
2014	11.067597	11.613262	4.93%	0
2013	11.411780	11.067597	-3.02%	0
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
2010	9.995553	10.419454	4.24%	0
2009	9.367803	9.995553	6.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	22.041376	19.983827	-9.33%	0
2017	20.617087	22.041376	6.91%	0
2016	19.111279	20.617087	7.88%	0
2015	19.824361	19.111279	-3.60%	0
2014	19.751415	19.824361	0.37%	0
2013	22.190731	19.751415	-10.99%	0
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
2010	17.289027	18.508573	7.05%	0
2009	13.621265	17.289027	26.93%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.050538	9.029508	-10.16%	0
2017	9.153910	10.050538	9.80%	0
2016	8.161549	9.153910	12.16%	0
2015*	10.000000	8.161549	-18.38%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.008813	16.303589	-9.47%	0
2017	15.707883	18.008813	14.65%	0
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.408397	21.552319	-11.70%	1,230
2017	23.072730	24.408397	5.79%	1,231
2016	19.673937	23.072730	17.28%	633
2015	21.105626	19.673937	-6.78%	247
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	0
2012	13.358640	14.912983	11.64%	0
2011	13.627181	13.358640	-1.97%	0
2010	12.345554	13.627181	10.38%	0
2009*	10.000000	12.345554	23.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.694762	14.545869	-7.32%	43,086
2017	13.893499	15.694762	12.96%	42,157
2016	13.065573	13.893499	6.34%	33,803
2015	13.263205	13.065573	-1.49%	34,351
2014	12.950052	13.263205	2.42%	23,788
2013	10.767889	12.950052	20.27%	0
2012	9.539637	10.767889	12.88%	0
2011	9.688680	9.539637	-1.54%	0
2010	8.866355	9.688680	9.27%	0
2009	7.364637	8.866355	20.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.445592	10.078923	-3.51%	0
2017	10.374025	10.445592	0.69%	0
2016	10.359274	10.374025	0.14%	0
2015	10.644051	10.359274	-2.68%	0
2014	10.393909	10.644051	2.41%	0
2013	10.936450	10.393909	-4.96%	0
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
2009	9.155239	10.016084	9.40%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.207557	16.085508	-11.65%	3,094
2017	14.250372	18.207557	27.77%	3,177
2016	14.579956	14.250372	-2.26%	3,827
2015	14.028293	14.579956	3.93%	3,166
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	0
2010	9.836750	10.680333	8.58%	0
2009	7.121110	9.836750	38.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.474978	17.901490	-3.10%	6,632
2017	14.818361	18.474978	24.68%	14,123
2016	13.927124	14.818361	6.40%	11,493
2015	13.414728	13.927124	3.82%	9,716
2014	12.725135	13.414728	5.42%	4,513
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	0
2010	8.197583	9.451825	15.30%	0
2009	6.055135	8.197583	35.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.664982	14.945153	-4.60%	5,322
2017	13.169468	15.664982	18.95%	8,238
2016	12.151930	13.169468	8.37%	6,261
2015	12.323246	12.151930	-1.39%	14,069
2014	11.460607	12.323246	7.53%	11,278
2013	8.835394	11.460607	29.71%	0
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
2009	5.878154	7.493979	27.49%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.194766	13.520408	-4.75%	449
2017	13.683865	14.194766	3.73%	393
2016	12.910228	13.683865	5.99%	359
2015	13.628416	12.910228	-5.27%	363
2014	13.448409	13.628416	1.34%	0
2013	13.942977	13.448409	-3.55%	0
2012	12.734088	13.942977	9.49%	0
2011	12.366951	12.734088	2.97%	0
2010	11.463730	12.366951	7.88%	0
2009	9.448066	11.463730	21.33%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	26.705505	24.104297	-9.74%	363
2017	23.259848	26.705505	14.81%	378
2016	20.278669	23.259848	14.70%	710
2015	22.236970	20.278669	-8.81%	676
2014	20.927423	22.236970	6.26%	388
2013	15.855651	20.927423	31.99%	0
2012	13.755304	15.855651	15.27%	0
2011	14.468988	13.755304	-4.93%	0
2010	12.847687	14.468988	12.62%	0
2009	10.267780	12.847687	25.13%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.711073	9.562172	-10.73%	0
2017	9.270356	10.711073	15.54%	0
2016	9.228025	9.270356	0.46%	0
2015*	10.000000	9.228025	-7.72%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.015929	0.16%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	19.822472	18.754320	-5.39%	0
2017	19.032836	19.822472	4.15%	0
2016	17.090104	19.032836	11.37%	0
2015	17.988437	17.090104	-4.99%	0
2014	17.981635	17.988437	0.04%	0
2013	17.215671	17.981635	4.45%	0
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
2010	13.780774	15.211657	10.38%	0
2009	9.675824	13.780774	42.42%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.817286	14.654971	-7.35%	0
2017	12.995551	15.817286	21.71%	0
2016	11.732050	12.995551	10.77%	0
2015	12.171916	11.732050	-3.61%	0
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
2009	5.069348	7.564284	49.22%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.878589	15.495501	-8.19%	0
2017	14.616977	16.878589	15.47%	0
2016	13.607478	14.616977	7.42%	0
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	0
2013	9.613812	12.994018	35.16%	0
2012	8.848570	9.613812	8.65%	0
2011	9.376582	8.848570	-5.63%	0
2010	7.778999	9.376582	20.54%	0
2009	6.074785	7.778999	28.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.063761	12.243177	-12.95%	0
2017	12.033399	14.063761	16.87%	0
2016	11.382749	12.033399	5.72%	0
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.818422	11.723224	-8.54%	21,428
2017	11.726216	12.818422	9.31%	21,428
2016	11.327949	11.726216	3.52%	21,428
2015	11.736821	11.327949	-3.48%	21,428
2014	11.535855	11.736821	1.74%	21,428
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.618144	12.198737	-10.42%	0
2017	12.053919	13.618144	12.98%	0
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	0
2012	8.932272	9.901625	10.85%	0
2011	9.483120	8.932272	-5.81%	0
2010	8.649552	9.483120	9.64%	0
2009	7.141169	8.649552	21.12%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.346297	10.778474	-5.00%	0
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.533870	10.460800	-9.30%	4,077
2017	10.301552	11.533870	11.96%	4,021
2016	10.003673	10.301552	2.98%	3,968
2015	10.715069	10.003673	-6.64%	8,905
2014	10.741417	10.715069	-0.25%	8,905
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.844230	10.735273	-9.36%	1,839
2017	10.307041	11.844230	14.91%	1,839
2016	9.947206	10.307041	3.62%	1,839
2015	10.719865	9.947206	-7.21%	1,839
2014	10.878865	10.719865	-1.46%	1,839
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.253357	12.010729	-9.38%	5,305
2017	11.920076	13.253357	11.19%	5,409
2016	11.447166	11.920076	4.13%	5,870
2015	11.861117	11.447166	-3.49%	6,591
2014	11.627625	11.861117	2.01%	2,674
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
2010	8.917492	9.688277	8.64%	0
2009	7.496218	8.917492	18.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.818734	12.197312	-11.73%	1,717
2017	11.996942	13.818734	15.19%	1,717
2016	11.429734	11.996942	4.96%	1,717
2015	11.896201	11.429734	-3.92%	1,717
2014	11.662954	11.896201	2.00%	1,717
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
2009	6.780906	8.372890	23.48%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.377643	11.497638	-7.11%	2,135
2017	11.546192	12.377643	7.20%	2,070
2016	11.165663	11.546192	3.41%	1,979
2015	11.569351	11.165663	-3.49%	1,913
2014	11.394765	11.569351	1.53%	1,916
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.485440	11.125444	-3.13%	0
2017	11.300759	11.485440	1.63%	4,563
2016	11.031618	11.300759	2.44%	4,210
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	0
2013	11.702639	11.172906	-4.53%	0
2012	11.162036	11.702639	4.84%	0
2011	10.769716	11.162036	3.64%	0
2010	10.339346	10.769716	4.16%	0
2009	9.760428	10.339346	5.93%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.244486	11.769271	-3.88%	0
2017	12.095528	12.244486	1.23%	0
2016	11.998203	12.095528	0.81%	0
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.363404	11.706487	-12.40%	0
2017	11.619793	13.363404	15.01%	0
2016	10.693111	11.619793	8.67%	0
2015	11.319301	10.693111	-5.53%	0
2014	11.251582	11.319301	0.60%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.411108	11.158858	-10.09%	3,598
2017	11.175996	12.411108	11.05%	3,647
2016	10.532293	11.175996	6.11%	3,565
2015	10.990450	10.532293	-4.17%	0
2014	11.060890	10.990450	-0.64%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	26.834890	25.770427	-3.97%	1,033
2017	21.647082	26.834890	23.97%	1,091
2016	21.475291	21.647082	0.80%	1,570
2015	21.001836	21.475291	2.25%	426
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
2012	12.913148	14.916545	15.51%	0
2011	13.575509	12.913148	-4.88%	0
2010	12.824034	13.575509	5.86%	0
2009*	10.000000	12.824034	28.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	31.991499	25.693909	-19.69%	372
2017	23.220212	31.991499	37.77%	308
2016	22.145520	23.220212	4.85%	308
2015	27.101581	22.145520	-18.29%	308
2014	29.471290	27.101581	-8.04%	178
2013	30.082523	29.471290	-2.03%	0
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
2010	30.874151	34.911183	13.08%	0
2009	19.406222	30.874151	59.09%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.997950	10.721885	-2.51%	0
2017	11.043212	10.997950	-0.41%	0
2016	11.236461	11.043212	-1.72%	165
2015	11.531230	11.236461	-2.56%	0
2014	11.304328	11.531230	2.01%	0
2013	12.078110	11.304328	-6.41%	0
2012	12.014948	12.078110	0.53%	0
2011	11.482739	12.014948	4.63%	0
2010	11.233920	11.482739	2.21%	0
2009	11.214537	11.233920	0.17%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.075265	7.985889	-1.11%	95
2017	8.242777	8.075265	-2.03%	92
2016	8.448581	8.242777	-2.44%	1,126
2015	8.660763	8.448581	-2.45%	11,469
2014	8.878284	8.660763	-2.45%	13,602
2013	9.101263	8.878284	-2.45%	0
2012	9.330477	9.101263	-2.46%	0
2011	9.564155	9.330477	-2.44%	0
2010	9.804346	9.564155	-2.45%	0
2009	10.046370	9.804346	-2.41%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.497359	7.892097	-16.90%	1,303
2017	7.660928	9.497359	23.97%	1,300
2016	7.803352	7.660928	-1.83%	1,637
2015	8.265612	7.803352	-5.59%	1,526
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	0
2010	6.840924	7.541235	10.24%	0
2009	5.417302	6.840924	26.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.183842	8.529671	-16.24%	5,393
2017	8.387494	10.183842	21.42%	4,647
2016	8.552831	8.387494	-1.93%	4,413
2015	8.891202	8.552831	-3.81%	4,264
2014	9.715751	8.891202	-8.49%	1,566
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	25.795076	22.931589	-11.10%	1,739
2017	22.326274	25.795076	15.54%	1,739
2016	20.906039	22.326274	6.79%	1,739
2015	21.647226	20.906039	-3.42%	0
2014	21.137153	21.647226	2.41%	0
2013	17.028058	21.137153	24.13%	3,065
2012	15.061426	17.028058	13.06%	3,065
2011	16.070800	15.061426	-6.28%	3,065
2010	14.371664	16.070800	11.82%	3,065
2009	11.581745	14.371664	24.09%	3,065
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.918548	14.773414	-7.19%	18,567
2017	14.682845	15.918548	8.42%	18,567
2016	14.158225	14.682845	3.71%	18,567
2015	14.539078	14.158225	-2.62%	19,654
2014	14.250793	14.539078	2.02%	17,324
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
2009*	10.000000	11.449122	14.49%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	18.971726	17.306928	-8.78%	2,854
2017	16.938406	18.971726	12.00%	2,854
2016	16.115373	16.938406	5.11%	0
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.880433	12.336577	-4.22%	3,085
2017	12.493064	12.880433	3.10%	2,678
2016	12.282269	12.493064	1.72%	7,624
2015	12.557503	12.282269	-2.19%	7,471
2014	12.390833	12.557503	1.35%	199
2013	12.116591	12.390833	2.26%	0
2012	11.810399	12.116591	2.59%	0
2011	11.761574	11.810399	0.42%	0
2010	11.385965	11.761574	3.30%	0
2009	10.699867	11.385965	6.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.447395	10.537230	-7.95%	0
2017	10.290217	11.447395	11.25%	0
2016	9.978374	10.290217	3.13%	0
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.806272	10.818210	-8.37%	2,515
2017	10.346753	11.806272	14.11%	2,720
2016	9.916581	10.346753	4.34%	3,349
2015	10.584292	9.916581	-6.31%	4,471
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.348207	17.799598	-8.00%	4,520
2017	17.562411	19.348207	10.17%	4,657
2016	16.802074	17.562411	4.53%	4,975
2015	17.281934	16.802074	-2.78%	5,521
2014	16.843303	17.281934	2.60%	556
2013	14.804597	16.843303	13.77%	0
2012	13.696431	14.804597	8.09%	0
2011	14.045357	13.696431	-2.48%	0
2010	12.981180	14.045357	8.20%	0
2009	11.169797	12.981180	16.22%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.122377	20.810052	-10.00%	0
2017	20.313302	23.122377	13.83%	0
2016	19.194070	20.313302	5.83%	0
2015	19.820834	19.194070	-3.16%	0
2014	19.359015	19.820834	2.39%	0
2013	16.216236	19.359015	19.38%	0
2012	14.613576	16.216236	10.97%	0
2011	15.305353	14.613576	-4.52%	0
2010	13.904885	15.305353	10.07%	0
2009	11.458975	13.904885	21.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.057015	15.076962	-6.10%	7,095
2017	15.070888	16.057015	6.54%	6,917
2016	14.614842	15.070888	3.12%	6,744
2015	14.986498	14.614842	-2.48%	10,015
2014	14.667717	14.986498	2.17%	6,658
2013	13.607902	14.667717	7.79%	0
2012	12.912340	13.607902	5.39%	0
2011	12.968407	12.912340	-0.43%	0
2010	12.250643	12.968407	5.86%	0
2009	10.962065	12.250643	11.75%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.453864	10.633143	-7.17%	11,022
2017	9.987522	11.453864	14.68%	11,022
2016	9.431481	9.987522	5.90%	11,022
2015	9.890629	9.431481	-4.64%	11,022
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.557939	11.933144	-4.98%	0
2017	10.577392	12.557939	18.72%	0
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	38.195512	33.013079	-13.57%	1,716
2017	33.815950	38.195512	12.95%	2,003
2016	28.816078	33.815950	17.35%	2,026
2015	30.307927	28.816078	-4.92%	1,635
2014	28.394294	30.307927	6.74%	262
2013	21.877072	28.394294	29.79%	0
2012	19.091840	21.877072	14.59%	0
2011	20.081365	19.091840	-4.93%	0
2010	16.311332	20.081365	23.11%	0
2009	12.226918	16.311332	33.41%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.322049	9.202116	-18.72%	0
2017	9.244724	11.322049	22.47%	0
2016	9.716444	9.244724	-4.85%	0
2015	10.026157	9.716444	-3.09%	0
2014	10.418884	10.026157	-3.77%	0
2013	8.821203	10.418884	18.11%	0
2012	7.828271	8.821203	12.68%	0
2011	8.879061	7.828271	-11.83%	0
2010	7.997740	8.879061	11.02%	0
2009	6.023605	7.997740	32.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	15.577984	12.560043	-19.37%	46
2017	13.031356	15.577984	19.54%	42
2016	12.723919	13.031356	2.42%	460
2015	13.780267	12.723919	-7.67%	369
2014	15.640019	13.780267	-11.89%	0
2013	13.244704	15.640019	18.09%	0
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
2010	13.771826	14.226616	3.30%	0
2009	10.901052	13.771826	26.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	16.976708	16.003584	-5.73%	1,176
2017	13.398351	16.976708	26.71%	1,176
2016	13.465922	13.398351	-0.50%	3,275
2015	13.385223	13.465922	0.60%	3,275
2014	12.457182	13.385223	7.45%	0
2013	9.500417	12.457182	31.12%	0
2012	8.386027	9.500417	13.29%	0
2011	8.883372	8.386027	-5.60%	0
2010	7.893914	8.883372	12.53%	0
2009	6.255910	7.893914	26.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.117070	13.005610	-13.97%	1,903
2017	13.549599	15.117070	11.57%	1,904
2016	11.968511	13.549599	13.21%	2,384
2015	12.705809	11.968511	-5.80%	2,324
2014	11.814708	12.705809	7.54%	0
2013	8.969491	11.814708	31.72%	0
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
2009	6.244104	7.760798	24.29%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.780775	15.213627	-9.34%	0
2017	13.488491	16.780775	24.41%	0
2016	13.036848	13.488491	3.46%	0
2015	13.410681	13.036848	-2.79%	0
2014	13.254513	13.410681	1.18%	0
2013	9.802758	13.254513	35.21%	0
2012	8.765824	9.802758	11.83%	0
2011	9.404150	8.765824	-6.79%	0
2010	7.622543	9.404150	23.37%	0
2009	6.166942	7.622543	23.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.469720	16.491681	-15.30%	0
2017	17.531085	19.469720	11.06%	0
2016	15.281478	17.531085	14.72%	1,175
2015	16.130810	15.281478	-5.27%	1,175
2014	14.130800	16.130810	14.15%	0
2013	10.676407	14.130800	32.36%	0
2012	9.407443	10.676407	13.49%	0
2011	9.872439	9.407443	-4.71%	0
2010	8.459404	9.872439	16.70%	0
2009	6.646660	8.459404	27.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	25.268526	22.620741	-10.48%	0
2017	20.779661	25.268526	21.60%	0
2016	19.711684	20.779661	5.42%	0
2015	20.100361	19.711684	-1.93%	0
2014	20.095190	20.100361	0.03%	0
2013	14.310125	20.095190	40.43%	0
2012	12.971963	14.310125	10.32%	0
2011	13.412632	12.971963	-3.29%	0
2010	10.990144	13.412632	22.04%	0
2009	8.857995	10.990144	24.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	35.932702	29.045771	-19.17%	0
2017	33.867981	35.932702	6.10%	0
2016	27.637028	33.867981	22.55%	0
2015	30.232737	27.637028	-8.59%	0
2014	29.028207	30.232737	4.15%	0
2013	21.251152	29.028207	36.60%	0
2012	18.109016	21.251152	17.35%	0
2011	19.633679	18.109016	-7.77%	0
2010	15.913342	19.633679	23.38%	0
2009	12.961264	15.913342	22.78%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	33.667335	28.623209	-14.98%	16
2017	30.486414	33.667335	10.43%	16
2016	25.500924	30.486414	19.55%	174
2015	26.646467	25.500924	-4.30%	157
2014	27.164786	26.646467	-1.91%	0
2013	19.812405	27.164786	37.11%	0
2012	17.627098	19.812405	12.40%	0
2011	19.182155	17.627098	-8.11%	0
2010	15.733331	19.182155	21.92%	0
2009	11.997722	15.733331	31.14%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	24.653653	23.979500	-2.73%	0
2017	21.016130	24.653653	17.31%	0
2016	19.379999	21.016130	8.44%	0
2015	19.736135	19.379999	-1.80%	0
2014	18.093764	19.736135	9.08%	0
2013	14.181484	18.093764	27.59%	0
2012	12.770164	14.181484	11.05%	0
2011	13.040921	12.770164	-2.08%	0
2010	11.806930	13.040921	10.45%	0
2009	9.639863	11.806930	22.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.060179	12.221553	-6.42%	2,426
2017	12.612378	13.060179	3.55%	2,204
2016	12.062398	12.612378	4.56%	2,204
2015	13.107320	12.062398	-7.97%	2,359
2014	10.447617	13.107320	25.46%	452
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	0
2009	5.540370	7.053674	27.31%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.204277	15.034766	-7.22%	45,339
2017	13.701820	16.204277	18.26%	44,422
2016	12.608107	13.701820	8.67%	40,697
2015	12.804043	12.608107	-1.53%	32,846
2014	11.607630	12.804043	10.31%	4,973
2013*	10.000000	11.607630	16.08%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.395416	9.239138	-1.66%	6,220
2017	9.481006	9.395416	-0.90%	12,918
2016	9.482200	9.481006	-0.01%	14,026
2015	9.753627	9.482200	-2.78%	13,774
2014	9.949451	9.753627	-1.97%	12,745
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	0
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.502627	13.405338	-13.53%	6,185
2017	13.917205	15.502627	11.39%	4,115
2016	11.802431	13.917205	17.92%	4,169
2015	12.719885	11.802431	-7.21%	2,478
2014	12.471729	12.719885	1.99%	1,416
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.400157	12.663940	-17.77%	0
2017	12.863370	15.400157	19.72%	0
2016	13.040158	12.863370	-1.36%	0
2015	13.910722	13.040158	-6.26%	401
2014	15.525035	13.910722	-10.40%	401
2013	13.251925	15.525035	17.15%	0
2012	11.362488	13.251925	16.63%	0
2011	13.300288	11.362488	-14.57%	0
2010	12.820489	13.300288	3.74%	0
2009*	10.000000	12.820489	28.20%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	32.355411	29.488353	-8.86%	0
2017	26.625459	32.355411	21.52%	0
2016	26.201874	26.625459	1.62%	0
2015	26.595450	26.201874	-1.48%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.832710	8.703094	-1.47%	0
2017	8.973957	8.832710	-1.57%	0
2016	9.087912	8.973957	-1.25%	0
2015	9.299090	9.087912	-2.27%	0
2014	9.474844	9.299090	-1.85%	0
2013	9.653269	9.474844	-1.85%	0
2012	9.460660	9.653269	2.04%	0
2011	9.669694	9.460660	-2.16%	0
2010	9.414950	9.669694	2.71%	0
2009	8.516376	9.414950	10.55%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.356725	24.235259	-8.05%	0
2017	22.812391	26.356725	15.54%	0
2016	21.284603	22.812391	7.18%	0
2015	21.920812	21.284603	-2.90%	0
2014	20.357798	21.920812	7.68%	0
2013	15.165902	20.357798	34.23%	0
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
2010	12.363271	14.817127	19.85%	0
2009	9.643260	12.363271	28.21%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	10.972498	10.016392	-8.71%	1,223
2017	10.202448	10.972498	7.55%	1,168
2016	9.883210	10.202448	3.23%	1,124
2015	10.638899	9.883210	-7.10%	1,077
2014	10.620388	10.638899	0.17%	1,037
2013	10.130718	10.620388	4.83%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.811135	10.473252	-11.33%	643
2017	10.318171	11.811135	14.47%	643
2016	10.058409	10.318171	2.58%	643
2015	11.378235	10.058409	-11.60%	643
2014	11.561819	11.378235	-1.59%	0
2013	10.249299	11.561819	12.81%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.683222	10.527590	-9.89%	3,468
2017	10.540537	11.683222	10.84%	3,652
2016	10.207882	10.540537	3.26%	4,184
2015	11.212455	10.207882	-8.96%	5,178
2014	11.213904	11.212455	-0.01%	1,611
2013	10.266921	11.213904	9.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	34.859254	29.446219	-15.53%	168
2017	26.211687	34.859254	32.99%	169
2016	26.910489	26.211687	-2.60%	181
2015	26.609221	26.910489	1.13%	167
2014	26.728050	26.609221	-0.44%	0
2013	21.575524	26.728050	23.88%	0
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
2010	18.156435	20.493329	12.87%	0
2009	13.356205	18.156435	35.94%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.041435	9.349478	-6.89%	0
2017	9.706966	10.041435	3.45%	0
2016	9.363446	9.706966	3.67%	0
2015	9.843950	9.363446	-4.88%	0
2014	9.845876	9.843950	-0.02%	0
2013	10.130354	9.845876	-2.81%	0
2012*	10.000000	10.130354	1.30%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.554810	8.281827	-21.54%	0
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	26.038762	23.340600	-10.36%	977
2017	22.883793	26.038762	13.79%	990
2016	21.075648	22.883793	8.58%	1,008
2015	20.953972	21.075648	0.58%	1,014
2014	19.456613	20.953972	7.70%	1,054
2013	15.174360	19.456613	28.22%	0
2012	13.340525	15.174360	13.75%	0
2011	13.718026	13.340525	-2.75%	0
2010	12.140898	13.718026	12.99%	0
2009	9.723776	12.140898	24.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	37.117019	32.386952	-12.74%	684
2017	33.400303	37.117019	11.13%	1,097
2016	29.094949	33.400303	14.80%	1,102
2015	31.761287	29.094949	-8.39%	1,567
2014	29.160427	31.761287	8.92%	936
2013	21.256961	29.160427	37.18%	0
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	0
2010	16.200094	19.447255	20.04%	0
2009	12.132345	16.200094	33.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.887880	10.041187	-7.78%	0
2017	9.843573	10.887880	10.61%	0
2016	8.936765	9.843573	10.15%	0
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	278
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.122897	9.397109	-7.17%	487
2017	9.452012	10.122897	7.10%	443
2016	8.557969	9.452012	10.45%	423
2015	8.985441	8.557969	-4.76%	466
2014	9.083527	8.985441	-1.08%	450
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.941392	10.237163	-6.44%	0
2017	10.128199	10.941392	8.03%	0
2016	10.088938	10.128199	0.39%	179
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	1,728
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.343422	10.112555	-2.23%	10,469
2017	10.471356	10.343422	-1.22%	10,685
2016	10.595351	10.471356	-1.17%	10,549
2015	10.838833	10.595351	-2.25%	1,417
2014	11.028531	10.838833	-1.72%	1,457
2013	11.331841	11.028531	-2.68%	0
2012	10.985525	11.331841	3.15%	0
2011	11.148319	10.985525	-1.46%	0
2010	10.864884	11.148319	2.61%	0
2009*	10.000000	10.864884	8.65%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.016241	9.908938	-1.07%	0
2017	10.035758	10.016241	-0.19%	0
2016*	10.000000	10.035758	0.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.310955	9.993109	-3.08%	3,516
2017	10.083472	10.310955	2.26%	4,513
2016	10.075704	10.083472	0.08%	4,372
2015	10.294216	10.075704	-2.12%	5,934
2014	10.130569	10.294216	1.62%	6,713
2013	10.602684	10.130569	-4.45%	0
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.177096	9.976259	-10.74%	0
2017*	10.000000	11.177096	11.77%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.136034	13.117299	-0.14%	0
2017	10.286075	13.136034	27.71%	0
2016*	10.000000	10.286075	2.86%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	18.444499	14.551269	-21.11%	0
2017	14.936138	18.444499	23.49%	0
2016	15.695329	14.936138	-4.84%	0
2015	16.067069	15.695329	-2.31%	0
2014	17.668213	16.067069	-9.06%	0
2013	14.141941	17.668213	24.93%	0
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
2010	13.672627	14.675213	7.33%	0
2009	11.245851	13.672627	21.58%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	32.118709	31.595764	-1.63%	125
2017	25.861024	32.118709	24.20%	351
2016	29.690427	25.861024	-12.90%	1,129
2015	27.061434	29.690427	9.71%	1,614
2014	21.139924	27.061434	28.01%	740
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.013833	4.896526	-30.19%	1,494
2017	7.334061	7.013833	-4.37%	1,494
2016	5.241990	7.334061	39.91%	1,494
2015	8.096473	5.241990	-35.26%	1,494
2014	10.291136	8.096473	-21.33%	2,368
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.174237	5.018654	-30.05%	0
2017	7.480919	7.174237	-4.10%	0
2016	5.335903	7.480919	40.20%	0
2015	8.219320	5.335903	-35.08%	0
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	25.927098	25.619186	-1.19%	0
2017	21.115969	25.927098	22.78%	0
2016	20.088607	21.115969	5.11%	0
2015	21.204482	20.088607	-5.26%	0
2014	22.153176	21.204482	-4.28%	0
2013	15.116155	22.153176	46.55%	0
2012	14.365998	15.116155	5.22%	0
2011	15.435678	14.365998	-6.93%	0
2010	12.481372	15.435678	23.67%	0
2009	8.382156	12.481372	48.90%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.074750	10.906284	-9.68%	0
2017	10.831928	12.074750	11.47%	0
2016	10.747127	10.831928	0.79%	0
2015	11.167910	10.747127	-3.77%	0
2014	10.991850	11.167910	1.60%	0
2013	10.071761	10.991850	9.14%	0
2012*	10.000000	10.071761	0.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	26.703614	24.510650	-8.21%	0
2017	23.091698	26.703614	15.64%	0
2016	21.321701	23.091698	8.30%	0
2015	21.560805	21.321701	-1.11%	0
2014	20.233838	21.560805	6.56%	0
2013	15.418638	20.233838	31.23%	0
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
2010	11.858632	13.042218	9.98%	0
2009	10.106228	11.858632	17.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.596352	-24.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	37.851143	31.255230	-17.43%	429
2017	34.398512	37.851143	10.04%	393
2016	28.269251	34.398512	21.68%	385
2015	30.744896	28.269251	-8.05%	395
2014	28.943932	30.744896	6.22%	388
2013	21.568341	28.943932	34.20%	382
2012	18.673764	21.568341	15.50%	0
2011	20.958881	18.673764	-10.90%	0
2010	16.980652	20.958881	23.43%	0
2009	12.208317	16.980652	39.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.790795	11.170413	-5.26%	0
2017	11.664008	11.790795	1.09%	0
2016	11.459483	11.664008	1.78%	0
2015	12.050803	11.459483	-4.91%	503
2014	11.964989	12.050803	0.72%	42
2013	13.408846	11.964989	-10.77%	5,434
2012	12.807549	13.408846	4.69%	6,121
2011	11.754386	12.807549	8.96%	0
2010	11.468616	11.754386	2.49%	0
2009	10.672506	11.468616	7.46%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	25.717240	23.267143	-9.53%	0
2017	21.924448	25.717240	17.30%	0
2016	19.863093	21.924448	10.38%	0
2015	21.661088	19.863093	-8.30%	0
2014	19.777557	21.661088	9.52%	0
2013	14.971840	19.777557	32.10%	0
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
2010	12.050436	13.377954	11.02%	0
2009	10.494252	12.050436	14.83%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	26.293783	22.309997	-15.15%	0
2017	24.191736	26.293783	8.69%	0
2016	20.217260	24.191736	19.66%	0
2015	21.068494	20.217260	-4.04%	231
2014	18.589880	21.068494	13.33%	0
2013	14.677656	18.589880	26.65%	0
2012	12.952956	14.677656	13.32%	0
2011	13.397363	12.952956	-3.32%	0
2010	11.549002	13.397363	16.00%	0
2009	9.125504	11.549002	26.56%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.455553	12.475115	-7.29%	0
2017	12.019985	13.455553	11.94%	0
2016	11.491404	12.019985	4.60%	0
2015	11.913729	11.491404	-3.54%	0
2014	11.873859	11.913729	0.34%	0
2013	10.099758	11.873859	17.57%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.503826	9.944027	-5.33%	0
2017	10.060292	10.503826	4.41%	0
2016	9.145218	10.060292	10.01%	0
2015*	10.000000	9.145218	-8.55%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.767817	9.453600	-3.22%	0
2017	9.706381	9.767817	0.63%	0
2016	9.715661	9.706381	-0.10%	0
2015*	10.000000	9.715661	-2.84%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.452942	11.239507	-9.74%	0
2017	10.963348	12.452942	13.59%	0
2016	9.687838	10.963348	13.17%	0
2015*	10.000000	9.687838	-3.12%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.501795	13.966733	-9.90%	1,933
2017	13.981457	15.501795	10.87%	1,878
2016	13.813344	13.981457	1.22%	1,799
2015	14.310852	13.813344	-3.48%	2,970
2014	14.399589	14.310852	-0.62%	2,362
2013	12.907941	14.399589	11.56%	7,237
2012	12.039719	12.907941	7.21%	7,543
2011	12.814249	12.039719	-6.04%	0
2010	11.973852	12.814249	7.02%	0
2009*	10.000000	11.973852	19.74%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.124870	9.475661	-6.41%	0
2017*	10.000000	10.124870	1.25%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.873926	12.852627	-19.03%	0
2017	14.566951	15.873926	8.97%	0
2016	11.396586	14.566951	27.82%	0
2015	12.496433	11.396586	-8.80%	0
2014	12.135084	12.496433	2.98%	0
2013*	10.000000	12.135084	21.35%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.935427	10.632099	-17.81%	0
2017	11.531665	12.935427	12.17%	0
2016	10.265863	11.531665	12.33%	0
2015	10.800903	10.265863	-4.95%	0
2014*	10.000000	10.800903	8.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	38.835123	34.460493	-11.26%	0
2017	35.433065	38.835123	9.60%	0
2016	28.902912	35.433065	22.59%	0
2015	30.351154	28.902912	-4.77%	0
2014	29.612795	30.351154	2.49%	0
2013	21.583752	29.612795	37.20%	0
2012	19.127417	21.583752	12.84%	0
2011	19.507113	19.127417	-1.95%	0
2010	15.900235	19.507113	22.68%	0
2009	13.043660	15.900235	21.90%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	27.776087	25.763185	-7.25%	0
2017	23.500901	27.776087	18.19%	0
2016	21.627325	23.500901	8.66%	0
2015	21.990908	21.627325	-1.65%	0
2014	19.941540	21.990908	10.28%	0
2013	15.529047	19.941540	28.41%	0
2012	13.793651	15.529047	12.58%	0
2011	13.921012	13.793651	-0.91%	0
2010	12.465567	13.921012	11.68%	0
2009	10.143381	12.465567	22.89%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	24.471071	22.161318	-9.44%	209
2017	19.759527	24.471071	23.84%	222
2016	18.827496	19.759527	4.95%	241
2015	19.848944	18.827496	-5.15%	254
2014	18.880167	19.848944	5.13%	255
2013	16.026437	18.880167	17.81%	275
2012	14.925244	16.026437	7.38%	259
2011	14.076841	14.925244	6.03%	275
2010	12.549459	14.076841	12.17%	317
2009	10.530416	12.549459	19.17%	329
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	23.200718	18.254737	-21.32%	0
2017	19.131256	23.200718	21.27%	0
2016	16.799817	19.131256	13.88%	0
2015	17.676486	16.799817	-4.96%	0
2014	17.893349	17.676486	-1.21%	0
2013	12.381519	17.893349	44.52%	0
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
2010	9.882031	12.604493	27.55%	0
2009	8.059121	9.882031	22.62%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.131755	9.868606	-2.60%	0
2017	10.045026	10.131755	0.86%	0
2016	9.455965	10.045026	6.23%	0
2015	9.795618	9.455965	-3.47%	600
2014	9.989620	9.795618	-1.94%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.013156	-9.87%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.162804	11.764188	-3.28%	0
2017	12.023003	12.162804	1.16%	0
2016	11.909794	12.023003	0.95%	0
2015	12.269095	11.909794	-2.93%	0
2014	12.156628	12.269095	0.93%	0
2013	12.375475	12.156628	-1.77%	0
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	0
2010	11.046507	11.662428	5.58%	0
2009	9.429111	11.046507	17.15%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.177759	-18.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.038742	14.035877	-6.67%	0
2017	13.673410	15.038742	9.99%	0
2016	13.326036	13.673410	2.61%	0
2015	13.740644	13.326036	-3.02%	0
2014	13.523482	13.740644	1.61%	0
2013	12.253193	13.523482	10.37%	0
2012	11.263455	12.253193	8.79%	0
2011	11.601197	11.263455	-2.91%	0
2010	10.572120	11.601197	9.73%	0
2009	8.747657	10.572120	20.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.170534	14.805838	-8.44%	0
2017	14.264402	16.170534	13.36%	0
2016	13.826793	14.264402	3.16%	0
2015	14.246754	13.826793	-2.95%	0
2014	13.970097	14.246754	1.98%	0
2013	12.390893	13.970097	12.74%	0
2012	11.240172	12.390893	10.24%	0
2011	11.672702	11.240172	-3.71%	0
2010	10.471363	11.672702	11.47%	0
2009	8.354727	10.471363	25.33%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	17.600078	15.775568	-10.37%	0
2017	14.955090	17.600078	17.69%	0
2016	14.418463	14.955090	3.72%	0
2015	14.866958	14.418463	-3.02%	0
2014	14.557664	14.866958	2.12%	0
2013	12.297963	14.557664	18.37%	0
2012	10.951401	12.297963	12.30%	0
2011	11.558661	10.951401	-5.25%	0
2010	10.229315	11.558661	13.00%	0
2009	7.997929	10.229315	27.90%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.719904	10.917851	-6.84%	0
2017	10.351244	11.719904	13.22%	0
2016*	10.000000	10.351244	3.51%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	14.771521	10.833371	-26.66%	347
2017	15.581654	14.771521	-5.20%	347
2016	11.969595	15.581654	30.18%	485
2015	15.491530	11.969595	-22.73%	485
2014	18.214517	15.491530	-14.95%	506
2013	15.047983	18.214517	21.04%	485
2012	14.737071	15.047983	2.11%	0
2011	15.943269	14.737071	-7.57%	0
2010	13.722835	15.943269	16.18%	0
2009	9.537492	13.722835	43.88%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	24.074616	21.465566	-10.84%	0
2017	21.917420	24.074616	9.84%	0
2016	19.096009	21.917420	14.77%	0
2015	20.452594	19.096009	-6.63%	0
2014	19.337295	20.452594	5.77%	0
2013	15.515337	19.337295	24.63%	0
2012	13.595344	15.515337	14.12%	0
2011	13.852541	13.595344	-1.86%	0
2010	12.363198	13.852541	12.05%	0
2009	9.762765	12.363198	26.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.702595	11.244855	-11.48%	0
2017	11.171500	12.702595	13.71%	0
2016*	10.000000	11.171500	11.72%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	29.558256	28.690494	-2.94%	1,020
2017	22.485003	29.558256	31.46%	1,029
2016	22.933839	22.485003	-1.96%	1,028
2015	22.002728	22.933839	4.23%	1,066
2014	20.328141	22.002728	8.24%	1,056
2013	15.330140	20.328141	32.60%	1,101
2012	13.744491	15.330140	11.54%	0
2011	14.100764	13.744491	-2.53%	0
2010	11.675868	14.100764	20.77%	0
2009	9.358211	11.675868	24.77%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.449452	12.040991	-3.28%	0
2017	12.277646	12.449452	1.40%	0
2016	12.051911	12.277646	1.87%	0
2015	12.466894	12.051911	-3.33%	0
2014	12.106430	12.466894	2.98%	0
2013	12.679058	12.106430	-4.52%	0
2012	12.314867	12.679058	2.96%	0
2011	11.799598	12.314867	4.37%	0
2010	11.252743	11.799598	4.86%	0
2009	9.995042	11.252743	12.58%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	40.291272	33.475504	-16.92%	0
2017	34.280833	40.291272	17.53%	0
2016	31.412027	34.280833	9.13%	0
2015	32.751025	31.412027	-4.09%	0
2014	31.680036	32.751025	3.38%	0
2013	23.913984	31.680036	32.47%	0
2012	21.410647	23.913984	11.69%	0
2011	24.632020	21.410647	-13.08%	0
2010	19.648928	24.632020	25.36%	0
2009	14.420242	19.648928	36.26%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	23.015992	19.058712	-17.19%	251
2017	18.158741	23.015992	26.75%	235
2016	19.658786	18.158741	-7.63%	261
2015	19.519505	19.658786	0.71%	246
2014	21.831494	19.519505	-10.59%	0
2013	17.201717	21.831494	26.91%	0
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
2010	16.530793	18.185744	10.01%	0
2009	13.432667	16.530793	23.06%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.754567	10.719282	-8.81%	0
2017	11.616930	11.754567	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	32.225676	25.918001	-19.57%	0
2017	27.752622	32.225676	16.12%	0
2016	26.047195	27.752622	6.55%	0
2015	27.595615	26.047195	-5.61%	0
2014	26.572554	27.595615	3.85%	0
2013	20.934592	26.572554	26.93%	0
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	0
2010	15.467706	19.053535	23.18%	0
2009	10.094879	15.467706	53.22%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.859712	11.326752	-11.92%	1,370
2017	11.777646	12.859712	9.19%	1,315
2016	10.672122	11.777646	10.36%	2,166
2015	11.670996	10.672122	-8.56%	2,175
2014	11.638805	11.670996	0.28%	2,176
2013	9.644519	11.638805	20.68%	2,219
2012	8.577245	9.644519	12.44%	1,505
2011	8.934515	8.577245	-4.00%	0
2010	8.311226	8.934515	7.50%	0
2009	6.544474	8.311226	27.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	14.876539	13.878341	-6.71%	68
2017	13.911195	14.876539	6.94%	68
2016	12.512181	13.911195	11.18%	153
2015	13.807088	12.512181	-9.38%	274
2014	13.536324	13.807088	2.00%	388
2013	12.184620	13.536324	11.09%	2,416
2012	11.094086	12.184620	9.83%	0
2011	11.112954	11.094086	-0.17%	0
2010	10.115771	11.112954	9.86%	0
2009	7.651436	10.115771	32.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	27.912825	25.830017	-7.46%	178
2017	23.744626	27.912825	17.55%	192
2016	20.985158	23.744626	13.15%	197
2015	22.338182	20.985158	-6.06%	227
2014	21.072758	22.338182	6.01%	232
2013	16.665089	21.072758	26.45%	245
2012	15.267189	16.665089	9.16%	253
2011	14.771633	15.267189	3.35%	270
2010	12.557646	14.771633	17.63%	301
2009	10.975983	12.557646	14.41%	332
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	35.566924	30.207739	-15.07%	0
2017	32.964863	35.566924	7.89%	0
2016	25.968224	32.964863	26.94%	0
2015	28.758665	25.968224	-9.70%	0
2014	29.328807	28.758665	-1.94%	0
2013	22.079249	29.328807	32.83%	0
2012	19.129175	22.079249	15.42%	0
2011	20.385305	19.129175	-6.16%	0
2010	16.305646	20.385305	25.02%	0
2009	12.948565	16.305646	25.93%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.392760	9.351920	-17.91%	0
2017	8.321240	11.392760	36.91%	0
2016	7.266503	8.321240	14.52%	0
2015	9.270310	7.266503	-21.62%	0
2014*	10.000000	9.270310	-7.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	20.960572	17.278050	-17.57%	0
2017	18.421273	20.960572	13.78%	0
2016	17.627491	18.421273	4.50%	0
2015	19.335079	17.627491	-8.83%	0
2014	22.315196	19.335079	-13.35%	0
2013	18.611795	22.315196	19.90%	0
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
2010	17.531241	18.530298	5.70%	0
2009	13.120541	17.531241	33.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	8.940002	8.884145	-0.62%	91
2017	8.995368	8.940002	-0.62%	91
2016	8.962023	8.995368	0.37%	206
2015	9.605373	8.962023	-6.70%	1,003
2014	9.674338	9.605373	-0.71%	610
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.724609	10.934258	-6.74%	0
2017	10.630498	11.724609	10.29%	0
2016	10.449065	10.630498	1.74%	0
2015	11.378984	10.449065	-8.17%	0
2014	11.227769	11.378984	1.35%	0
2013	10.139934	11.227769	10.73%	0
2012*	10.000000	10.139934	1.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.329154	-6.71%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.768766	9.039940	-7.46%	0
2017	9.663447	9.768766	1.09%	0
2016	9.958705	9.663447	-2.96%	0
2015	10.028643	9.958705	-0.70%	0
2014	9.827835	10.028643	2.04%	0
2013*	10.000000	9.827835	-1.72%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.304205	16.212803	-6.31%	0
2017	13.970557	17.304205	23.86%	0
2016	14.044515	13.970557	-0.53%	0
2015	13.751449	14.044515	2.13%	0
2014	13.038951	13.751449	5.46%	0
2013	9.566186	13.038951	36.30%	0
2012*	10.000000	9.566186	-4.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.466453	12.466790	-13.82%	0
2017	12.940115	14.466453	11.80%	0
2016	11.727343	12.940115	10.34%	0
2015	12.566009	11.727343	-6.67%	0
2014	12.372372	12.566009	1.57%	0
2013	9.877819	12.372372	25.25%	0
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.543711	14.262696	-8.24%	321
2017	13.051204	15.543711	19.10%	344
2016	13.308774	13.051204	-1.94%	352
2015	13.509326	13.308774	-1.48%	358
2014	12.866148	13.509326	5.00%	386
2013	9.659978	12.866148	33.19%	408
2012*	10.000000	9.659978	-3.40%	440
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.459290	13.329055	-7.82%	1,169
2017	12.537842	14.459290	15.33%	1,223
2016	13.197400	12.537842	-5.00%	2,311
2015	14.768595	13.197400	-10.64%	2,254
2014	15.989286	14.768595	-7.63%	2,289
2013	13.105433	15.989286	22.01%	6,323
2012	11.279287	13.105433	16.19%	7,485
2011	12.466316	11.279287	-9.52%	0
2010	11.765065	12.466316	5.96%	0
2009*	10.000000	11.765065	17.65%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.335618	11.771216	-4.58%	0
2017	11.858976	12.335618	4.02%	0
2016	10.467729	11.858976	13.29%	0
2015	11.483165	10.467729	-8.84%	608
2014	11.557449	11.483165	-0.64%	44
2013	10.727408	11.557449	7.74%	0
2012*	10.000000	10.727408	7.27%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.649469	15.247094	-2.57%	0
2017	12.647689	15.649469	23.73%	0
2016	12.223560	12.647689	3.47%	0
2015	13.306171	12.223560	-8.14%	0
2014	12.651736	13.306171	5.17%	0
2013	9.986286	12.651736	26.69%	0
2012*	10.000000	9.986286	-0.14%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	23.926968	23.426092	-2.09%	0
2017	20.771592	23.926968	15.19%	0
2016	20.419841	20.771592	1.72%	0
2015	20.857823	20.419841	-2.10%	0
2014	19.764350	20.857823	5.53%	0
2013	16.920278	19.764350	16.81%	0
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
2010	14.693399	15.489489	5.42%	0
2009	12.000082	14.693399	22.44%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.749748	9.382403	-3.77%	0
2017	9.674657	9.749748	0.78%	0
2016	9.706378	9.674657	-0.33%	0
2015*	10.000000	9.706378	-2.94%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	36.067779	35.765291	-0.84%	0
2017	28.454294	36.067779	26.76%	0
2016	28.625835	28.454294	-0.60%	0
2015	26.228760	28.625835	9.14%	0
2014	24.801163	26.228760	5.76%	0
2013	19.434305	24.801163	27.62%	0
2012	16.093866	19.434305	20.76%	0
2011	17.737010	16.093866	-9.26%	0
2010	17.084557	17.737010	3.82%	0
2009	12.000442	17.084557	42.37%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.250801	21.888537	-1.63%	0
2017	15.746718	22.250801	41.30%	0
2016	14.184480	15.746718	11.01%	0
2015	13.902337	14.184480	2.03%	0
2014	13.039843	13.902337	6.61%	24
2013	9.878053	13.039843	32.01%	0
2012*	10.000000	9.878053	-1.22%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	26.948199	22.293923	-17.27%	0
2017	21.128300	26.948199	27.55%	0
2016	23.226623	21.128300	-9.03%	0
2015	26.122582	23.226623	-11.09%	0
2014	30.481556	26.122582	-14.30%	0
2013	27.356065	30.481556	11.43%	0
2012	24.791605	27.356065	10.34%	0
2011	37.579416	24.791605	-34.03%	0
2010	30.829112	37.579416	21.90%	0
2009	17.657320	30.829112	74.60%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.385412	8.245430	-20.61%	0
2017	8.332214	10.385412	24.64%	0
2016	7.074978	8.332214	17.77%	0
2015	9.077106	7.074978	-22.06%	895
2014	9.762653	9.077106	-7.02%	46
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.020058	9.667907	-3.51%	0
2017	9.893967	10.020058	1.27%	0
2016*	10.000000	9.893967	-1.06%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.707896	15.049926	-4.19%	0
2017	12.751594	15.707896	23.18%	0
2016	12.020009	12.751594	6.09%	0
2015	12.598607	12.020009	-4.59%	0
2014	13.968661	12.598607	-9.81%	0
2013	10.144957	13.968661	37.69%	0
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	30.182023	26.375722	-12.61%	530
2017	26.377383	30.182023	14.42%	530
2016	23.776352	26.377383	10.94%	0
2015	24.615944	23.776352	-3.41%	0
2014	22.909743	24.615944	7.45%	0
2013	17.328545	22.909743	32.21%	0
2012	15.337860	17.328545	12.98%	0
2011	15.804055	15.337860	-2.95%	0
2010	14.574296	15.804055	8.44%	0
2009	12.207302	14.574296	19.39%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.383379	16.178354	-11.99%	0
2017	14.866175	18.383379	23.66%	0
2016	14.682254	14.866175	1.25%	0
2015	14.163525	14.682254	3.66%	523
2014	14.363990	14.163525	-1.40%	41
2013	11.542372	14.363990	24.45%	0
2012	10.212065	11.542372	13.03%	0
2011	10.662943	10.212065	-4.23%	0
2010*	10.000000	10.662943	6.63%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.437880	12.194976	-1.95%	0
2017	9.957551	12.437880	24.91%	0
2016	9.648510	9.957551	3.20%	0
2015*	10.000000	9.648510	-3.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	11.896205	11.491579	-3.40%	0
2017	11.521225	11.896205	3.25%	0
2016	11.161719	11.521225	3.22%	0
2015	11.544003	11.161719	-3.31%	0
2014	11.007225	11.544003	4.88%	0
2013	11.355360	11.007225	-3.07%	0
2012	10.666644	11.355360	6.46%	0
2011	10.378571	10.666644	2.78%	0
2010	9.961433	10.378571	4.19%	0
2009	9.340608	9.961433	6.65%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	21.872681	19.820662	-9.38%	0
2017	20.469749	21.872681	6.85%	0
2016	18.984406	20.469749	7.82%	0
2015	19.702861	18.984406	-3.65%	0
2014	19.640413	19.702861	0.32%	0
2013	22.077337	19.640413	-11.04%	0
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
2010	17.227155	18.432890	7.00%	0
2009	13.579469	17.227155	26.86%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.036818	9.012538	-10.21%	0
2017	9.146086	10.036818	9.74%	0
2016	8.158749	9.146086	12.10%	0
2015*	10.000000	8.158749	-18.41%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	17.942820	16.235463	-9.52%	0
2017	15.658316	17.942820	14.59%	0
2016	14.466734	15.658316	8.24%	0
2015	15.983331	14.466734	-9.49%	0
2014	16.738741	15.983331	-4.51%	0
2013	13.013691	16.738741	28.62%	0
2012	10.885169	13.013691	19.55%	0
2011	11.266329	10.885169	-3.38%	0
2010*	10.000000	11.266329	12.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.300273	21.445778	-11.75%	213
2017	22.982269	24.300273	5.73%	223
2016	19.606813	22.982269	17.22%	206
2015	21.044406	19.606813	-6.83%	242
2014	19.109671	21.044406	10.12%	245
2013	14.884970	19.109671	28.38%	271
2012	13.340409	14.884970	11.58%	286
2011	13.615544	13.340409	-2.02%	310
2010	12.341337	13.615544	10.32%	336
2009*	10.000000	12.341337	23.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.601199	14.451698	-7.37%	3,532
2017	13.817731	15.601199	12.91%	3,699
2016	13.000970	13.817731	6.28%	3,859
2015	13.204394	13.000970	-1.54%	5,196
2014	12.899241	13.204394	2.37%	4,201
2013	10.731138	12.899241	20.20%	4,374
2012	9.511961	10.731138	12.82%	0
2011	9.665526	9.511961	-1.59%	0
2010	8.849704	9.665526	9.22%	0
2009	7.354567	8.849704	20.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.383360	10.013715	-3.56%	0
2017	10.317483	10.383360	0.64%	0
2016	10.308090	10.317483	0.09%	0
2015	10.596899	10.308090	-2.73%	0
2014	10.353172	10.596899	2.35%	0
2013	10.899178	10.353172	-5.01%	0
2012	10.650364	10.899178	2.34%	0
2011	10.331310	10.650364	3.09%	0
2010	9.997294	10.331310	3.34%	0
2009	9.142738	9.997294	9.35%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.098955	15.981313	-11.70%	0
2017	14.172618	18.098955	27.70%	0
2016	14.507823	14.172618	-2.31%	1,736
2015	13.966038	14.507823	3.88%	1,706
2014	14.065971	13.966038	-0.71%	1,875
2013	11.214478	14.065971	25.43%	1,845
2012	9.421701	11.214478	19.03%	0
2011	10.654789	9.421701	-11.57%	0
2010	9.818240	10.654789	8.52%	0
2009	7.111360	9.818240	38.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.364817	17.785566	-3.15%	0
2017	14.737531	18.364817	24.61%	0
2016	13.858228	14.737531	6.34%	0
2015	13.355219	13.858228	3.77%	0
2014	12.675184	13.355219	5.37%	0
2013	10.030063	12.675184	26.37%	0
2012	8.762893	10.030063	14.46%	0
2011	9.429200	8.762893	-7.07%	0
2010	8.182153	9.429200	15.24%	0
2009	6.046845	8.182153	35.31%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.579538	14.855962	-4.64%	0
2017	13.104335	15.579538	18.89%	0
2016	12.098012	13.104335	8.32%	0
2015	12.274867	12.098012	-1.44%	0
2014	11.421466	12.274867	7.47%	27
2013	8.809726	11.421466	29.65%	0
2012	7.719034	8.809726	14.13%	0
2011	8.097596	7.719034	-4.67%	0
2010	7.483718	8.097596	8.20%	0
2009	5.873121	7.483718	27.42%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.087051	13.410904	-4.80%	0
2017	13.586966	14.087051	3.68%	0
2016	12.825357	13.586966	5.94%	0
2015	13.545777	12.825357	-5.32%	28
2014	13.373714	13.545777	1.29%	380
2013	13.872647	13.373714	-3.60%	829
2012	12.676358	13.872647	9.44%	0
2011	12.317183	12.676358	2.92%	0
2010	11.423440	12.317183	7.82%	0
2009	9.419677	11.423440	21.27%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	26.502628	23.908837	-9.79%	0
2017	23.094961	26.502628	14.76%	0
2016	20.145231	23.094961	14.64%	0
2015	22.101976	20.145231	-8.85%	0
2014	20.811057	22.101976	6.20%	0
2013	15.775562	20.811057	31.92%	0
2012	13.692860	15.775562	15.21%	0
2011	14.410687	13.692860	-4.98%	0
2010	12.802463	14.410687	12.56%	0
2009	10.236888	12.802463	25.06%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.697559	9.545181	-10.77%	0
2017	9.263395	10.697559	15.48%	0
2016	9.225806	9.263395	0.41%	0
2015*	10.000000	9.225806	-7.74%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.012493	0.12%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	19.671950	18.602315	-5.44%	0
2017	18.897962	19.671950	4.10%	0
2016	16.977681	18.897962	11.31%	0
2015	17.879271	16.977681	-5.04%	0
2014	17.881671	17.879271	-0.01%	0
2013	17.128748	17.881671	4.40%	0
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0
2010	13.732298	15.150377	10.33%	0
2009	9.646721	13.732298	42.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.739057	14.574975	-7.40%	0
2017	12.937887	15.739057	21.65%	0
2016	11.685965	12.937887	10.71%	0
2015	12.130330	11.685965	-3.66%	0
2014	11.675551	12.130330	3.90%	0
2013	8.342841	11.675551	39.95%	0
2012	7.324197	8.342841	13.91%	0
2011	8.502760	7.324197	-13.86%	0
2010	7.557804	8.502760	12.50%	0
2009	5.067603	7.557804	49.14%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.795166	15.410961	-8.24%	0
2017	14.552164	16.795166	15.41%	0
2016	13.554065	14.552164	7.36%	0
2015	13.960032	13.554065	-2.91%	0
2014	12.956290	13.960032	7.75%	0
2013	9.590812	12.956290	35.09%	0
2012	8.831945	9.590812	8.59%	0
2011	9.363752	8.831945	-5.68%	0
2010	7.772340	9.363752	20.48%	0
2009	6.072701	7.772340	27.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	13.994244	12.176386	-12.99%	0
2017	11.980036	13.994244	16.81%	0
2016	11.338062	11.980036	5.66%	0
2015	11.836426	11.338062	-4.21%	0
2014	11.617517	11.836426	1.88%	0
2013	9.202721	11.617517	26.24%	0
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
2010	7.942580	8.902370	12.08%	0
2009	6.305335	7.942580	25.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.755071	11.659273	-8.59%	0
2017	11.674224	12.755071	9.26%	0
2016	11.283495	11.674224	3.46%	0
2015	11.696766	11.283495	-3.53%	0
2014	11.502378	11.696766	1.69%	0
2013	10.289133	11.502378	11.79%	0
2012	9.502523	10.289133	8.28%	0
2011	9.878523	9.502523	-3.81%	0
2010	9.176761	9.878523	7.65%	0
2009	7.855066	9.176761	16.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.550858	12.132200	-10.47%	0
2017	12.000486	13.550858	12.92%	0
2016	11.467688	12.000486	4.65%	0
2015	11.920158	11.467688	-3.80%	0
2014	11.677279	11.920158	2.08%	0
2013	9.877955	11.677279	18.22%	0
2012	8.915500	9.877955	10.80%	0
2011	9.470157	8.915500	-5.86%	0
2010	8.642146	9.470157	9.58%	0
2009	7.138719	8.642146	21.06%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.290229	10.719680	-5.05%	0
2017	10.886668	11.290229	3.71%	0
2016	10.672705	10.886668	2.00%	0
2015	11.027303	10.672705	-3.22%	0
2014	10.944875	11.027303	0.75%	0
2013	10.697805	10.944875	2.31%	0
2012	10.207364	10.697805	4.80%	0
2011	10.322807	10.207364	-1.12%	0
2010	9.913270	10.322807	4.13%	0
2009	8.996093	9.913270	10.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.506329	10.430438	-9.35%	0
2017	10.282202	11.506329	11.91%	0
2016	9.989991	10.282202	2.93%	0
2015	10.705903	9.989991	-6.69%	0
2014	10.737735	10.705903	-0.30%	0
2013*	10.000000	10.737735	7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.815951	10.704115	-9.41%	0
2017	10.287690	11.815951	14.86%	0
2016	9.933612	10.287690	3.56%	0
2015	10.710696	9.933612	-7.26%	0
2014	10.875137	10.710696	-1.51%	0
2013*	10.000000	10.875137	8.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.187891	11.945231	-9.42%	0
2017	11.867261	13.187891	11.13%	0
2016	11.402270	11.867261	4.08%	0
2015	11.820663	11.402270	-3.54%	0
2014	11.593913	11.820663	1.96%	0
2013	10.093929	11.593913	14.86%	0
2012	9.213622	10.093929	9.55%	0
2011	9.675057	9.213622	-4.77%	0
2010	8.909883	9.675057	8.59%	0
2009	7.493650	8.909883	18.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.750469	12.130806	-11.78%	0
2017	11.943788	13.750469	15.13%	0
2016	11.384896	11.943788	4.91%	0
2015	11.855610	11.384896	-3.97%	0
2014	11.629124	11.855610	1.95%	0
2013	9.597286	11.629124	21.17%	0
2012	8.590871	9.597286	11.71%	0
2011	9.242498	8.590871	-7.05%	0
2010	8.365741	9.242498	10.48%	0
2009	6.778583	8.365741	23.41%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.316505	11.434948	-7.16%	0
2017	11.495030	12.316505	7.15%	0
2016	11.121874	11.495030	3.36%	0
2015	11.529894	11.121874	-3.54%	0
2014	11.361727	11.529894	1.48%	0
2013	10.475689	11.361727	8.46%	0
2012	9.764236	10.475689	7.29%	0
2011	10.041190	9.764236	-2.76%	0
2010	9.445292	10.041190	6.31%	0
2009	8.231992	9.445292	14.74%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.428664	11.064749	-3.18%	0
2017	11.250645	11.428664	1.58%	0
2016	10.988310	11.250645	2.39%	0
2015	11.370197	10.988310	-3.36%	0
2014	11.140479	11.370197	2.06%	8,062
2013	11.674675	11.140479	-4.58%	0
2012	11.141081	11.674675	4.79%	0
2011	10.754996	11.141081	3.59%	0
2010	10.330511	10.754996	4.11%	0
2009	9.757093	10.330511	5.88%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.183998	11.705092	-3.93%	0
2017	12.041924	12.183998	1.18%	0
2016	11.951147	12.041924	0.76%	0
2015	12.321334	11.951147	-3.00%	0
2014	12.049072	12.321334	2.26%	0
2013	12.616537	12.049072	-4.50%	0
2012	12.080918	12.616537	4.43%	0
2011	11.683262	12.080918	3.40%	0
2010	11.083449	11.683262	5.41%	0
2009	9.762870	11.083449	13.53%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.331481	11.672502	-12.44%	0
2017	11.597965	13.331481	14.95%	0
2016	10.678491	11.597965	8.61%	0
2015	11.309624	10.678491	-5.58%	0
2014	11.247730	11.309624	0.55%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.381477	11.126477	-10.14%	4,532
2017	11.155014	12.381477	10.99%	4,800
2016	10.517894	11.155014	6.06%	0
2015	10.981057	10.517894	-4.22%	0
2014	11.057104	10.981057	-0.69%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	26.716037	25.643056	-4.02%	357
2017	21.562217	26.716037	23.90%	401
2016	21.402034	21.562217	0.75%	435
2015	20.940925	21.402034	2.20%	801
2014	19.783916	20.940925	5.85%	489
2013	14.888534	19.783916	32.88%	4,940
2012	12.895523	14.888534	15.46%	8,080
2011	13.563910	12.895523	-4.93%	612
2010	12.819648	13.563910	5.81%	658
2009*	10.000000	12.819648	28.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	31.748587	25.485659	-19.73%	0
2017	23.055659	31.748587	37.70%	0
2016	21.999811	23.055659	4.80%	1,030
2015	26.937085	21.999811	-18.33%	1,040
2014	29.307446	26.937085	-8.09%	877
2013	29.930630	29.307446	-2.08%	0
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
2010	30.765544	34.770569	13.02%	0
2009	19.347862	30.765544	59.01%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.914451	10.634993	-2.56%	0
2017	10.964983	10.914451	-0.46%	0
2016	11.162558	10.964983	-1.77%	0
2015	11.461267	11.162558	-2.61%	0
2014	11.241496	11.461267	1.95%	0
2013	12.017135	11.241496	-6.45%	0
2012	11.960441	12.017135	0.47%	0
2011	11.436494	11.960441	4.58%	0
2010	11.194417	11.436494	2.16%	0
2009	11.180821	11.194417	0.12%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.013781	7.921002	-1.16%	0
2017	8.184195	8.013781	-2.08%	0
2016	8.392825	8.184195	-2.49%	0
2015	8.608023	8.392825	-2.50%	46
2014	8.828741	8.608023	-2.50%	345
2013	9.055116	8.828741	-2.50%	1,086
2012	9.287938	9.055116	-2.51%	0
2011	9.525417	9.287938	-2.49%	0
2010	9.769647	9.525417	-2.50%	0
2009	10.015946	9.769647	-2.46%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.450427	7.849044	-16.95%	0
2017	7.626951	9.450427	23.91%	0
2016	7.772712	7.626951	-1.88%	0
2015	8.237384	7.772712	-5.64%	0
2014	8.509884	8.237384	-3.20%	0
2013	7.424130	8.509884	14.62%	0
2012	6.608646	7.424130	12.34%	0
2011	7.530917	6.608646	-12.25%	0
2010	6.835062	7.530917	10.18%	0
2009	5.415436	6.835062	26.21%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.123098	8.474415	-16.29%	3,822
2017	8.341729	10.123098	21.35%	3,426
2016	8.510514	8.341729	-1.98%	4,344
2015	8.851734	8.510514	-3.85%	4,172
2014	9.677590	8.851734	-8.53%	4,035
2013	8.202236	9.677590	17.99%	3,669
2012	7.116882	8.202236	15.25%	0
2011	8.375321	7.116882	-15.03%	0
2010	7.998165	8.375321	4.72%	0
2009	6.378450	7.998165	25.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	25.599213	22.745727	-11.15%	0
2017	22.168070	25.599213	15.48%	0
2016	20.768510	22.168070	6.74%	0
2015	21.515841	20.768510	-3.47%	0
2014	21.019637	21.515841	2.36%	0
2013	16.942064	21.019637	24.07%	0
2012	14.993060	16.942064	13.00%	0
2011	16.006045	14.993060	-6.33%	0
2010	14.321095	16.006045	11.77%	0
2009	11.546915	14.321095	24.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.848006	14.700365	-7.24%	0
2017	14.625255	15.848006	8.36%	0
2016	14.109894	14.625255	3.65%	0
2015	14.496884	14.109894	-2.67%	0
2014	14.216725	14.496884	1.97%	0
2013	12.855477	14.216725	10.59%	0
2012	12.054444	12.855477	6.65%	0
2011	12.254428	12.054444	-1.63%	0
2010	11.445199	12.254428	7.07%	0
2009*	10.000000	11.445199	14.45%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	18.887656	17.221344	-8.82%	0
2017	16.871973	18.887656	11.95%	0
2016	16.060377	16.871973	5.05%	0
2015	16.560295	16.060377	-3.02%	0
2014	16.143528	16.560295	2.58%	0
2013	13.856133	16.143528	16.51%	0
2012	12.661231	13.856133	9.44%	0
2011	13.107855	12.661231	-3.41%	0
2010	12.000060	13.107855	9.23%	0
2009*	10.000000	12.000060	20.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.782606	12.236571	-4.27%	0
2017	12.404515	12.782606	3.05%	0
2016	12.201448	12.404515	1.66%	0
2015	12.481271	12.201448	-2.24%	0
2014	12.321941	12.481271	1.29%	0
2013	12.055398	12.321941	2.21%	0
2012	11.756798	12.055398	2.54%	0
2011	11.714186	11.756798	0.36%	0
2010	11.345903	11.714186	3.25%	0
2009	10.667679	11.345903	6.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.420067	10.506657	-8.00%	0
2017	10.270896	11.420067	11.19%	0
2016	9.964735	10.270896	3.07%	0
2015	10.562637	9.964735	-5.66%	0
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.778072	10.786793	-8.42%	0
2017	10.327318	11.778072	14.05%	0
2016	9.903024	10.327318	4.28%	0
2015	10.575241	9.903024	-6.36%	0
2014	10.661579	10.575241	-0.81%	0
2013*	10.000000	10.661579	6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.201296	17.655336	-8.05%	0
2017	17.437962	19.201296	10.11%	2,798
2016	16.691539	17.437962	4.47%	2,798
2015	17.177048	16.691539	-2.83%	2,798
2014	16.749660	17.177048	2.55%	2,798
2013	14.729835	16.749660	13.71%	2,798
2012	13.634269	14.729835	8.04%	2,798
2011	13.988764	13.634269	-2.53%	2,798
2010	12.935490	13.988764	8.14%	2,798
2009	11.136191	12.935490	16.16%	2,798

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.946778	20.641363	-10.05%	0
2017	20.169345	22.946778	13.77%	2,497
2016	19.067781	20.169345	5.78%	2,497
2015	19.700520	19.067781	-3.21%	2,497
2014	19.251370	19.700520	2.33%	2,497
2013	16.134332	19.251370	19.32%	2,497
2012	14.547240	16.134332	10.91%	2,497
2011	15.243674	14.547240	-4.57%	2,497
2010	13.855936	15.243674	10.02%	2,497
2009	11.424489	13.855936	21.28%	14,740
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	15.935070	14.954750	-6.15%	0
2017	14.964079	15.935070	6.49%	0
2016	14.518679	14.964079	3.07%	0
2015	14.895523	14.518679	-2.53%	0
2014	14.586151	14.895523	2.12%	0
2013	13.539173	14.586151	7.73%	7,965
2012	12.853743	13.539173	5.33%	7,965
2011	12.916159	12.853743	-0.48%	7,965
2010	12.207537	12.916159	5.80%	7,965
2009	10.929097	12.207537	11.70%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.433556	10.608817	-7.21%	0
2017	9.974912	11.433556	14.62%	0
2016	9.424385	9.974912	5.84%	0
2015	9.888263	9.424385	-4.69%	0
2014*	10.000000	9.888263	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.535691	11.905859	-5.02%	0
2017	10.564043	12.535691	18.66%	0
2016	9.845167	10.564043	7.30%	0
2015	10.083370	9.845167	-2.36%	0
2014*	10.000000	10.083370	0.83%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	37.905538	32.745559	-13.61%	1,359
2017	33.576370	37.905538	12.89%	1,351
2016	28.626532	33.576370	17.29%	1,416
2015	30.124019	28.626532	-4.97%	1,438
2014	28.236471	30.124019	6.68%	1,442
2013	21.766621	28.236471	29.72%	1,442
2012	19.005213	21.766621	14.53%	0
2011	20.000475	19.005213	-4.98%	0
2010	16.253949	20.000475	23.05%	0
2009	12.190155	16.253949	33.34%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.266088	9.151909	-18.77%	0
2017	9.203737	11.266088	22.41%	0
2016	9.678310	9.203737	-4.90%	0
2015	9.991930	9.678310	-3.14%	0
2014	10.388637	9.991930	-3.82%	0
2013	8.800096	10.388637	18.05%	0
2012	7.813553	8.800096	12.63%	0
2011	8.866906	7.813553	-11.88%	0
2010	7.990895	8.866906	10.96%	0
2009	6.021537	7.990895	32.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	15.461319	12.459551	-19.41%	0
2017	12.940374	15.461319	19.48%	0
2016	12.641550	12.940374	2.36%	0
2015	13.698084	12.641550	-7.71%	0
2014	15.554720	13.698084	-11.94%	0
2013	13.179210	15.554720	18.02%	0
2012	11.549018	13.179210	14.12%	0
2011	14.170809	11.549018	-18.50%	0
2010	13.724830	14.170809	3.25%	0
2009	10.869420	13.724830	26.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	16.892836	15.916318	-5.78%	0
2017	13.338967	16.892836	26.64%	0
2016	13.413092	13.338967	-0.55%	0
2015	13.339555	13.413092	0.55%	0
2014	12.421055	13.339555	7.39%	0
2013	9.477717	12.421055	31.06%	0
2012	8.370289	9.477717	13.23%	0
2011	8.871228	8.370289	-5.65%	0
2010	7.887171	8.871228	12.48%	0
2009	6.253770	7.887171	26.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.042351	12.934657	-14.01%	352
2017	13.489527	15.042351	11.51%	361
2016	11.921537	13.489527	13.15%	4,394
2015	12.662431	11.921537	-5.85%	4,445
2014	11.780417	12.662431	7.49%	4,599
2013	8.948032	11.780417	31.65%	4,845
2012	7.804974	8.948032	14.65%	482
2011	8.524077	7.804974	-8.44%	521
2010	7.754152	8.524077	9.93%	538
2009	6.241962	7.754152	24.23%	546

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.697827	15.130620	-9.39%	0
2017	13.428674	16.697827	24.34%	0
2016	12.985674	13.428674	3.41%	0
2015	13.364901	12.985674	-2.84%	0
2014	13.216041	13.364901	1.13%	0
2013	9.779309	13.216041	35.14%	0
2012	8.749358	9.779309	11.77%	0
2011	9.391284	8.749358	-6.84%	0
2010	7.616007	9.391284	23.31%	0
2009	6.164820	7.616007	23.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.373540	16.401742	-15.34%	0
2017	17.453402	19.373540	11.00%	0
2016	15.221537	17.453402	14.66%	0
2015	16.075781	15.221537	-5.31%	0
2014	14.089820	16.075781	14.10%	0
2013	10.650900	14.089820	32.29%	0
2012	9.389800	10.650900	13.43%	0
2011	9.858964	9.389800	-4.76%	0
2010	8.452178	9.858964	16.64%	0
2009	6.644385	8.452178	27.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	25.076652	22.437391	-10.52%	0
2017	20.632406	25.076652	21.54%	0
2016	19.582007	20.632406	5.36%	0
2015	19.978369	19.582007	-1.98%	0
2014	19.983455	19.978369	-0.03%	0
2013	14.237843	19.983455	40.35%	0
2012	12.913076	14.237843	10.26%	0
2011	13.358576	12.913076	-3.33%	0
2010	10.951449	13.358576	21.98%	0
2009	8.831338	10.951449	24.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	35.659867	28.810360	-19.21%	0
2017	33.628005	35.659867	6.04%	0
2016	27.455235	33.628005	22.48%	0
2015	30.049288	27.455235	-8.63%	0
2014	28.866883	30.049288	4.10%	0
2013	21.143882	28.866883	36.53%	0
2012	18.026866	21.143882	17.29%	0
2011	19.554618	18.026866	-7.81%	0
2010	15.857367	19.554618	23.32%	0
2009	12.922305	15.857367	22.71%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	33.411675	28.391196	-15.03%	0
2017	30.270369	33.411675	10.38%	0
2016	25.333159	30.270369	19.49%	0
2015	26.484758	25.333159	-4.35%	0
2014	27.013767	26.484758	-1.96%	0
2013	19.712347	27.013767	37.04%	0
2012	17.547095	19.712347	12.34%	0
2011	19.104866	17.547095	-8.15%	0
2010	15.677960	19.104866	21.86%	0
2009	11.961633	15.677960	31.07%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	24.466462	23.785157	-2.78%	0
2017	20.867221	24.466462	17.25%	0
2016	19.252521	20.867221	8.39%	0
2015	19.616372	19.252521	-1.85%	0
2014	17.993196	19.616372	9.02%	0
2013	14.109883	17.993196	27.52%	0
2012	12.712220	14.109883	10.99%	0
2011	12.988392	12.712220	-2.13%	0
2010	11.765387	12.988392	10.39%	0
2009	9.610871	11.765387	22.42%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.995619	12.154858	-6.47%	0
2017	12.556448	12.995619	3.50%	0
2016	12.015044	12.556448	4.51%	0
2015	13.062566	12.015044	-8.02%	406
2014	10.417275	13.062566	25.39%	32
2013	10.403485	10.417275	0.13%	0
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	0
2010	7.047616	8.920861	26.58%	0
2009	5.538460	7.047616	27.25%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.165603	14.991145	-7.27%	10,381
2017	13.676096	16.165603	18.20%	10,649
2016	12.590870	13.676096	8.62%	9,253
2015	12.793095	12.590870	-1.58%	9,327
2014	11.603655	12.793095	10.25%	9,472
2013*	10.000000	11.603655	16.04%	9,884

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.349021	9.188790	-1.71%	0
2017	9.439014	9.349021	-0.95%	0
2016	9.445015	9.439014	-0.06%	3,242
2015	9.720355	9.445015	-2.83%	3,256
2014	9.920601	9.720355	-2.02%	3,253
2013	10.164262	9.920601	-2.40%	3,249
2012	10.070717	10.164262	0.93%	3,250
2011	10.195882	10.070717	-1.23%	0
2010	10.210230	10.195882	-0.14%	0
2009	9.776899	10.210230	4.43%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.465638	13.366460	-13.57%	2,257
2017	13.891091	15.465638	11.33%	2,270
2016	11.786304	13.891091	17.86%	2,340
2015	12.709035	11.786304	-7.26%	2,330
2014	12.467470	12.709035	1.94%	2,290
2013*	10.000000	12.467470	24.67%	2,185
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.331910	12.601322	-17.81%	0
2017	12.812909	15.331910	19.66%	0
2016	12.995651	12.812909	-1.41%	0
2015	13.870366	12.995651	-6.31%	0
2014	15.487943	13.870366	-10.44%	0
2013	13.227042	15.487943	17.09%	0
2012	11.346978	13.227042	16.57%	0
2011	13.288936	11.346978	-14.61%	0
2010	12.816111	13.288936	3.69%	0
2009*	10.000000	12.816111	28.16%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	32.107634	29.247424	-8.91%	156
2017	26.435064	32.107634	21.46%	166
2016	26.027829	26.435064	1.56%	176
2015	26.432332	26.027829	-1.53%	182
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.765631	8.632544	-1.52%	0
2017	8.910358	8.765631	-1.62%	0
2016	9.028122	8.910358	-1.30%	0
2015	9.242642	9.028122	-2.32%	0
2014	9.422161	9.242642	-1.91%	0
2013	9.604522	9.422161	-1.90%	0
2012	9.417722	9.604522	1.98%	0
2011	9.630730	9.417722	-2.21%	0
2010	9.381818	9.630730	2.65%	0
2009	8.490757	9.381818	10.49%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.159329	24.041355	-8.10%	0
2017	22.653111	26.159329	15.48%	0
2016	21.146801	22.653111	7.12%	0
2015	21.790061	21.146801	-2.95%	0
2014	20.246762	21.790061	7.62%	0
2013	15.090904	20.246762	34.17%	0
2012	13.947407	15.090904	8.20%	0
2011	14.758983	13.947407	-5.50%	0
2010	12.321060	14.758983	19.79%	0
2009	9.615264	12.321060	28.14%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	10.943552	9.984814	-8.76%	0
2017	10.180742	10.943552	7.49%	0
2016	9.867222	10.180742	3.18%	0
2015	10.627127	9.867222	-7.15%	0
2014	10.614086	10.627127	0.12%	0
2013	10.129888	10.614086	4.78%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.779959	10.440224	-11.37%	0
2017	10.296198	11.779959	14.41%	0
2016	10.042110	10.296198	2.53%	0
2015	11.365626	10.042110	-11.64%	0
2014	11.554930	11.365626	-1.64%	0
2013	10.248451	11.554930	12.75%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.652381	10.494387	-9.94%	0
2017	10.518095	11.652381	10.78%	0
2016	10.191346	10.518095	3.21%	0
2015	11.200035	10.191346	-9.01%	0
2014	11.207232	11.200035	-0.06%	0
2013	10.266076	11.207232	9.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	34.594510	29.207500	-15.57%	160
2017	26.025903	34.594510	32.92%	155
2016	26.733418	26.025903	-2.65%	179
2015	26.447693	26.733418	1.08%	180
2014	26.579415	26.447693	-0.50%	190
2013	21.466538	26.579415	23.82%	0
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
2010	18.092515	20.410726	12.81%	0
2009	13.316012	18.092515	35.87%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.014859	9.319922	-6.94%	0
2017	9.686205	10.014859	3.39%	0
2016	9.348206	9.686205	3.62%	0
2015	9.832956	9.348206	-4.93%	0
2014	9.839916	9.832956	-0.07%	0
2013	10.129417	9.839916	-2.86%	0
2012*	10.000000	10.129417	1.29%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.535022	8.262028	-21.58%	0
2017	8.544637	10.535022	23.29%	0
2016	9.007720	8.544637	-5.14%	0
2015	8.960409	9.007720	0.53%	0
2014*	10.000000	8.960409	-10.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	25.841009	23.151390	-10.41%	0
2017	22.721611	25.841009	13.73%	0
2016	20.936971	22.721611	8.52%	0
2015	20.826777	20.936971	0.53%	0
2014	19.348417	20.826777	7.64%	0
2013	15.097719	19.348417	28.15%	0
2012	13.279956	15.097719	13.69%	0
2011	13.662735	13.279956	-2.80%	0
2010	12.098149	13.662735	12.93%	0
2009	9.694514	12.098149	24.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	36.835152	32.124422	-12.79%	0
2017	33.163600	36.835152	11.07%	0
2016	28.903522	33.163600	14.74%	0
2015	31.568512	28.903522	-8.44%	162
2014	28.998298	31.568512	8.86%	0
2013	21.149611	28.998298	37.11%	0
2012	18.435543	21.149611	14.72%	0
2011	19.368899	18.435543	-4.82%	0
2010	16.143091	19.368899	19.98%	0
2009	12.095861	16.143091	33.46%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.856356	10.006954	-7.82%	86
2017	9.820090	10.856356	10.55%	86
2016	8.919993	9.820090	10.09%	194
2015	10.074444	8.919993	-11.46%	348
2014	10.285999	10.074444	-2.06%	492
2013	10.538238	10.285999	-2.39%	492
2012*	10.000000	10.538238	5.38%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.098736	9.369848	-7.22%	0
2017	9.434274	10.098736	7.04%	0
2016	8.546273	9.434274	10.39%	0
2015	8.977753	8.546273	-4.81%	0
2014	9.080409	8.977753	-1.13%	46
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.892905	10.186541	-6.48%	0
2017	10.088472	10.892905	7.97%	0
2016	10.054512	10.088472	0.34%	0
2015	11.109470	10.054512	-9.50%	0
2014	11.360132	11.109470	-2.21%	0
2013	12.470341	11.360132	-8.90%	0
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
2010	10.782337	11.498066	6.64%	0
2009*	10.000000	10.782337	7.82%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.297605	10.062578	-2.28%	0
2017	10.430302	10.297605	-1.27%	0
2016	10.559205	10.430302	-1.22%	2,937
2015	10.807402	10.559205	-2.30%	2,924
2014	11.002185	10.807402	-1.77%	2,927
2013	11.310560	11.002185	-2.73%	2,930
2012	10.970530	11.310560	3.10%	2,929
2011	11.138787	10.970530	-1.51%	0
2010	10.861161	11.138787	2.56%	0
2009*	10.000000	10.861161	8.61%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.007688	9.895380	-1.12%	0
2017	10.032315	10.007688	-0.25%	0
2016*	10.000000	10.032315	0.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.275795	9.953897	-3.13%	86
2017	10.054226	10.275795	2.20%	86
2016	10.051626	10.054226	0.03%	194
2015	10.274886	10.051626	-2.17%	348
2014	10.116726	10.274886	1.56%	492
2013	10.593616	10.116726	-4.50%	9,417
2012	9.923217	10.593616	6.76%	7,774
2011*	10.000000	9.923217	-0.77%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.173293	9.967730	-10.79%	0
2017*	10.000000	11.173293	11.73%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.126260	13.100787	-0.19%	0
2017	10.283663	13.126260	27.64%	0
2016*	10.000000	10.283663	2.84%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	18.306328	14.434812	-21.15%	0
2017	14.831822	18.306328	23.43%	0
2016	15.593682	14.831822	-4.89%	0
2015	15.971200	15.593682	-2.36%	0
2014	17.571798	15.971200	-9.11%	0
2013	14.071978	17.571798	24.87%	0
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
2010	13.625933	14.617609	7.28%	0
2009	11.213197	13.625933	21.52%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	31.992907	31.455776	-1.68%	511
2017	25.772901	31.992907	24.13%	511
2016	29.604387	25.772901	-12.94%	427
2015	26.996859	29.604387	9.66%	595
2014	21.100280	26.996859	27.95%	442
2013	14.378070	21.100280	46.75%	8,352
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
2010*	10.000000	10.459392	4.59%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.993495	4.879804	-30.22%	0
2017	7.316526	6.993495	-4.42%	0
2016	5.232139	7.316526	39.84%	0
2015	8.085411	5.232139	-35.29%	0
2014	10.282352	8.085411	-21.37%	0
2013	9.561603	10.282352	7.54%	0
2012*	10.000000	9.561603	-4.38%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.153403	5.001494	-30.08%	0
2017	7.463016	7.153403	-4.15%	0
2016	5.325857	7.463016	40.13%	0
2015	8.208056	5.325857	-35.11%	0
2014	10.406950	8.208056	-21.13%	0
2013	9.656588	10.406950	7.77%	0
2012*	10.000000	9.656588	-3.43%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	25.753254	25.434284	-1.24%	540
2017	20.985112	25.753254	22.72%	575
2016	19.974321	20.985112	5.06%	580
2015	21.094660	19.974321	-5.31%	519
2014	22.049753	21.094660	-4.33%	561
2013	15.053297	22.049753	46.48%	498
2012	14.313615	15.053297	5.17%	0
2011	15.387274	14.313615	-6.98%	0
2010	12.448604	15.387274	23.61%	0
2009	8.364439	12.448604	48.83%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.039699	10.869010	-9.72%	0
2017	10.806018	12.039699	11.42%	0
2016	10.726908	10.806018	0.74%	0
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	26.500794	24.311940	-8.26%	0
2017	22.928019	26.500794	15.58%	0
2016	21.181396	22.928019	8.25%	0
2015	21.429925	21.181396	-1.16%	0
2014	20.121320	21.429925	6.50%	0
2013	15.340752	20.121320	31.16%	0
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.593744	-24.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	37.563538	31.001735	-17.47%	0
2017	34.154602	37.563538	9.98%	0
2016	28.083164	34.154602	21.62%	0
2015	30.558179	28.083164	-8.10%	0
2014	28.782917	30.558179	6.17%	0
2013	21.459344	28.782917	34.13%	0
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.700423	11.079076	-5.31%	0
2017	11.580532	11.700423	1.04%	0
2016	11.383298	11.580532	1.73%	0
2015	11.976833	11.383298	-4.96%	0
2014	11.897640	11.976833	0.67%	0
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	0
2011	11.706243	12.748550	8.90%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	25.521835	23.078438	-9.57%	0
2017	21.768976	25.521835	17.24%	0
2016	19.732325	21.768976	10.32%	0
2015	21.529523	19.732325	-8.35%	0
2014	19.667520	21.529523	9.47%	0
2013	14.896182	19.667520	32.03%	0
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	26.123655	22.154204	-15.19%	0
2017	24.047497	26.123655	8.63%	0
2016	20.107002	24.047497	19.60%	0
2015	20.964339	20.107002	-4.09%	0
2014	18.507467	20.964339	13.28%	0
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	0
2011	13.358495	12.908774	-3.37%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.420004	12.435741	-7.33%	0
2017	11.994362	13.420004	11.89%	0
2016	11.472779	11.994362	4.55%	0
2015	11.900528	11.472779	-3.59%	0
2014	11.866789	11.900528	0.28%	0
2013	10.098926	11.866789	17.51%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.489503	9.925349	-5.38%	0
2017	10.051714	10.489503	4.36%	0
2016	9.142095	10.051714	9.95%	0
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.754501	9.435850	-3.27%	0
2017	9.698096	9.754501	0.58%	0
2016	9.712329	9.698096	-0.15%	0
2015*	10.000000	9.712329	-2.88%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.435941	11.218373	-9.79%	0
2017	10.953979	12.435941	13.53%	0
2016	9.684506	10.953979	13.11%	0
2015*	10.000000	9.684506	-3.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.433077	13.897636	-9.95%	0
2017	13.926596	15.433077	10.82%	0
2016	13.766182	13.926596	1.17%	0
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.121425	9.467553	-6.46%	0
2017*	10.000000	10.121425	1.21%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.835996	12.815301	-19.07%	0
2017	14.539574	15.835996	8.92%	0
2016	11.380989	14.539574	27.75%	0
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.911154	10.606671	-17.85%	0
2017	11.515909	12.911154	12.12%	0
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	38.540075	34.181034	-11.31%	0
2017	35.181853	38.540075	9.55%	0
2016	28.712668	35.181853	22.53%	0
2015	30.166844	28.712668	-4.82%	0
2014	29.448071	30.166844	2.44%	0
2013	21.474692	29.448071	37.13%	0
2012	19.040545	21.474692	12.78%	0
2011	19.428449	19.040545	-2.00%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	27.565085	25.554283	-7.29%	0
2017	23.334301	27.565085	18.13%	0
2016	21.484998	23.334301	8.61%	0
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	0
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	24.285134	21.981584	-9.49%	0
2017	19.619419	24.285134	23.78%	0
2016	18.703554	19.619419	4.90%	0
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	23.024350	18.106619	-21.36%	0
2017	18.995528	23.024350	21.21%	0
2016	16.689162	18.995528	13.82%	0
2015	17.569084	16.689162	-5.01%	0
2014	17.793762	17.569084	-1.26%	0
2013	12.318910	17.793762	44.44%	0
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.107526	9.839925	-2.65%	0
2017	10.026128	10.107526	0.81%	0
2016	9.443006	10.026128	6.18%	0
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.011431	-9.89%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.070333	11.668721	-3.33%	0
2017	11.937700	12.070333	1.11%	0
2016	11.831347	11.937700	0.90%	0
2015	12.194538	11.831347	-2.98%	0
2014	12.088963	12.194538	0.87%	0
2013	12.312904	12.088963	-1.82%	0
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.174954	-18.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	14.941397	13.937833	-6.72%	0
2017	13.591851	14.941397	9.93%	0
2016	13.253330	13.591851	2.55%	0
2015	13.672677	13.253330	-3.07%	0
2014	13.463495	13.672677	1.55%	0
2013	12.205107	13.463495	10.31%	0
2012	11.225020	12.205107	8.73%	0
2011	11.567530	11.225020	-2.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.065929	14.702477	-8.49%	0
2017	14.179379	16.065929	13.30%	0
2016	13.751411	14.179379	3.11%	0
2015	14.176352	13.751411	-3.00%	0
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	0
2011	11.638850	11.201851	-3.75%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	17.486100	15.665312	-10.41%	0
2017	14.865833	17.486100	17.63%	0
2016	14.339733	14.865833	3.67%	0
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.709944	10.902950	-6.89%	0
2017	10.347725	11.709944	13.16%	0
2016*	10.000000	10.347725	3.48%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	14.675893	10.757681	-26.70%	0
2017	15.488696	14.675893	-5.25%	0
2016	11.904275	15.488696	30.11%	0
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	23.891671	21.291453	-10.88%	0
2017	21.761985	23.891671	9.79%	0
2016	18.970272	21.761985	14.72%	0
2015	20.328358	18.970272	-6.68%	0
2014	19.229704	20.328358	5.71%	0
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	0
2011	13.796680	13.533599	-1.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.691798	11.229498	-11.52%	0
2017	11.167713	12.691798	13.65%	0
2016*	10.000000	11.167713	11.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	29.333682	28.457818	-2.99%	0
2017	22.325583	29.333682	31.39%	0
2016	22.782894	22.325583	-2.01%	0
2015	21.869122	22.782894	4.18%	0
2014	20.215082	21.869122	8.18%	0
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.354877	11.943365	-3.33%	0
2017	12.190613	12.354877	1.35%	0
2016	11.972600	12.190613	1.82%	0
2015	12.391204	11.972600	-3.38%	0
2014	12.039095	12.391204	2.92%	0
2013	12.615011	12.039095	-4.57%	0
2012	12.258973	12.615011	2.90%	0
2011	11.752048	12.258973	4.31%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	39.985118	33.203989	-16.96%	0
2017	34.037746	39.985118	17.47%	0
2016	31.205243	34.037746	9.08%	0
2015	32.552123	31.205243	-4.14%	0
2014	31.503792	32.552123	3.33%	0
2013	23.793129	31.503792	32.41%	0
2012	21.313396	23.793129	11.63%	0
2011	24.532712	21.313396	-13.12%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	22.841045	18.904088	-17.24%	0
2017	18.029926	22.841045	26.68%	0
2016	19.529322	18.029926	-7.68%	0
2015	19.400905	19.529322	0.66%	0
2014	21.709994	19.400905	-10.64%	0
2013	17.114762	21.709994	26.85%	0
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.726504	10.688181	-8.85%	0
2017	11.595130	11.726504	1.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	31.980768	25.707757	-19.61%	0
2017	27.555795	31.980768	16.06%	0
2016	25.875700	27.555795	6.49%	0
2015	27.427999	25.875700	-5.66%	0
2014	26.424714	27.427999	3.80%	0
2013	20.828793	26.424714	26.87%	0
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.796138	11.264936	-11.97%	0
2017	11.725407	12.796138	9.13%	0
2016	10.630221	11.725407	10.30%	0
2015	11.631141	10.630221	-8.61%	0
2014	11.605011	11.631141	0.23%	0
2013	9.621442	11.605011	20.62%	0
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	14.787805	13.788455	-6.76%	0
2017	13.835285	14.787805	6.88%	0
2016	12.450280	13.835285	11.12%	0
2015	13.745833	12.450280	-9.43%	0
2014	13.483172	13.745833	1.95%	0
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	27.700716	25.620517	-7.51%	0
2017	23.576251	27.700716	17.49%	0
2016	20.847005	23.576251	13.09%	0
2015	22.202504	20.847005	-6.11%	0
2014	20.955509	22.202504	5.95%	0
2013	16.580866	20.955509	26.38%	0
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	35.296632	29.962697	-15.11%	0
2017	32.731071	35.296632	7.84%	0
2016	25.797235	32.731071	26.88%	0
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.371348	9.329520	-17.96%	0
2017	8.309852	11.371348	36.84%	0
2016	7.260269	8.309852	14.46%	0
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	20.801278	17.137890	-17.61%	0
2017	18.290622	20.801278	13.73%	0
2016	17.511427	18.290622	4.45%	0
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
2013	18.517751	22.191048	19.84%	0
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	8.918638	8.858343	-0.68%	0
2017	8.978461	8.918638	-0.67%	0
2016	8.949755	8.978461	0.32%	0
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.690605	10.896924	-6.79%	0
2017	10.605088	11.690605	10.24%	0
2016	10.429417	10.605088	1.68%	0
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.325956	-6.74%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.745420	9.013694	-7.51%	0
2017	9.645279	9.745420	1.04%	0
2016	9.945067	9.645279	-3.01%	0
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.253945	16.157368	-6.36%	0
2017	13.937108	17.253945	23.80%	0
2016	14.018049	13.937108	-0.58%	0
2015	13.732582	14.018049	2.08%	0
2014	13.027738	13.732582	5.41%	0
2013	9.562855	13.027738	36.23%	0
2012*	10.000000	9.562855	-4.37%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.424490	12.424219	-13.87%	0
2017	12.909171	14.424490	11.74%	0
2016	11.705286	12.909171	10.28%	0
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.498546	14.213918	-8.29%	0
2017	13.019934	15.498546	19.04%	0
2016	13.283681	13.019934	-1.99%	0
2015	13.490783	13.283681	-1.54%	0
2014	12.855079	13.490783	4.95%	0
2013	9.656623	12.855079	33.12%	0
2012*	10.000000	9.656623	-3.43%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.395202	13.263135	-7.86%	0
2017	12.488649	14.395202	15.27%	0
2016	13.152349	12.488649	-5.05%	0
2015	14.725730	13.152349	-10.68%	0
2014	15.951061	14.725730	-7.68%	0
2013	13.080810	15.951061	21.94%	0
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.299843	11.731030	-4.62%	0
2017	11.830637	12.299843	3.97%	0
2016	10.448052	11.830637	13.23%	0
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	0
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.604102	15.195047	-2.62%	0
2017	12.617458	15.604102	23.67%	0
2016	12.200580	12.617458	3.42%	0
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	23.745083	23.236019	-2.14%	0
2017	20.624237	23.745083	15.13%	0
2016	20.285342	20.624237	1.67%	0
2015	20.731072	20.285342	-2.15%	0
2014	19.654322	20.731072	5.48%	0
2013	16.834714	19.654322	16.75%	0
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.736429	9.364757	-3.82%	0
2017	9.666392	9.736429	0.72%	0
2016	9.703046	9.666392	-0.38%	0
2015*	10.000000	9.703046	-2.97%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	35.793847	35.475349	-0.89%	0
2017	28.252628	35.793847	26.69%	0
2016	28.437489	28.252628	-0.65%	0
2015	26.069556	28.437489	9.08%	0
2014	24.663271	26.069556	5.70%	0
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	0
2011	17.665535	16.020816	-9.31%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.186202	21.813724	-1.68%	0
2017	15.709029	22.186202	41.23%	0
2016	14.157758	15.709029	10.96%	0
2015	13.883259	14.157758	1.98%	0
2014	13.028629	13.883259	6.56%	0
2013	9.874613	13.028629	31.94%	0
2012*	10.000000	9.874613	-1.25%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	26.743389	22.113061	-17.31%	0
2017	20.978435	26.743389	27.48%	0
2016	23.073675	20.978435	-9.08%	0
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.360606	8.221474	-20.65%	0
2017	8.316557	10.360606	24.58%	0
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	0
2014	9.759303	9.069337	-7.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.011530	9.654711	-3.56%	0
2017	9.890609	10.011530	1.22%	0
2016*	10.000000	9.890609	-1.09%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.662335	14.998519	-4.24%	0
2017	12.721108	15.662335	23.12%	0
2016	11.997419	12.721108	6.03%	0
2015	12.581382	11.997419	-4.64%	0
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	29.952720	26.161819	-12.66%	0
2017	26.190386	29.952720	14.37%	0
2016	23.619868	26.190386	10.88%	0
2015	24.466486	23.619868	-3.46%	0
2014	22.782329	24.466486	7.39%	0
2013	17.241002	22.782329	32.14%	0
2012	15.268221	17.241002	12.92%	0
2011	15.740351	15.268221	-3.00%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.311334	16.106632	-12.04%	0
2017	14.815493	18.311334	23.60%	0
2016	14.639677	14.815493	1.20%	0
2015	14.129694	14.639677	3.61%	0
2014	14.337034	14.129694	-1.45%	0
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	0
2011	10.659314	10.203372	-4.28%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.420294	12.171445	-2.00%	0
2017	9.948556	12.420294	24.85%	0
2016	9.644725	9.948556	3.15%	0
2015*	10.000000	9.644725	-3.55%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	11.807065	11.399590	-3.45%	0
2017	11.440755	11.807065	3.20%	0
2016	11.089431	11.440755	3.17%	0
2015	11.475136	11.089431	-3.36%	0
2014	10.947179	11.475136	4.82%	0
2013	11.299207	10.947179	-3.12%	0
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	21.705105	19.658649	-9.43%	0
2017	20.323315	21.705105	6.80%	0
2016	18.858231	20.323315	7.77%	0
2015	19.581950	18.858231	-3.70%	0
2014	19.529907	19.581950	0.27%	0
2013	21.964405	19.529907	-11.08%	0
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.023123	8.995588	-10.25%	0
2017	9.138275	10.023123	9.68%	0
2016	8.155946	9.138275	12.04%	0
2015*	10.000000	8.155946	-18.44%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	17.877041	16.167599	-9.56%	0
2017	15.608889	17.877041	14.53%	0
2016	14.428448	15.608889	8.18%	0
2015	15.949212	14.428448	-9.54%	0
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.192566	21.339706	-11.79%	0
2017	22.892101	24.192566	5.68%	0
2016	19.539878	22.892101	17.16%	0
2015	20.983330	19.539878	-6.88%	0
2014	19.063981	20.983330	10.07%	0
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.508121	14.358063	-7.42%	0
2017	13.742313	15.508121	12.85%	0
2016	12.936619	13.742313	6.23%	0
2015	13.145771	12.936619	-1.59%	0
2014	12.848561	13.145771	2.31%	0
2013	10.694457	12.848561	20.14%	0
2012	9.484316	10.694457	12.76%	0
2011	9.642376	9.484316	-1.64%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.321399	9.948833	-3.61%	0
2017	10.261170	10.321399	0.59%	0
2016	10.257067	10.261170	0.04%	0
2015	10.549847	10.257067	-2.78%	0
2014	10.312484	10.549847	2.30%	0
2013	10.861918	10.312484	-5.06%	0
2012	10.619417	10.861918	2.28%	0
2011	10.306571	10.619417	3.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	17.991002	15.877800	-11.75%	0
2017	14.095292	17.991002	27.64%	0
2016	14.436052	14.095292	-2.36%	0
2015	13.904076	14.436052	3.83%	0
2014	14.010754	13.904076	-0.76%	0
2013	11.176181	14.010754	25.36%	0
2012	9.394355	11.176181	18.97%	0
2011	10.629301	9.394355	-11.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.255174	17.670266	-3.20%	0
2017	14.657029	18.255174	24.55%	0
2016	13.789587	14.657029	6.29%	0
2015	13.295893	13.789587	3.71%	0
2014	12.625352	13.295893	5.31%	0
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	0
2011	9.406610	8.737424	-7.11%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.494573	14.767337	-4.69%	0
2017	13.039542	15.494573	18.83%	0
2016	12.044352	13.039542	8.26%	0
2015	12.226688	12.044352	-1.49%	0
2014	11.382472	12.226688	7.42%	0
2013	8.784156	11.382472	29.58%	0
2012	7.700587	8.784156	14.07%	0
2011	8.082379	7.700587	-4.72%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	13.979972	13.302099	-4.85%	0
2017	13.490590	13.979972	3.63%	0
2016	12.740906	13.490590	5.88%	0
2015	13.463479	12.740906	-5.37%	0
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	0
2011	12.267503	12.618776	2.86%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	26.301238	23.714918	-9.83%	0
2017	22.931176	26.301238	14.70%	0
2016	20.012585	22.931176	14.58%	0
2015	21.967720	20.012585	-8.90%	0
2014	20.695251	21.967720	6.15%	0
2013	15.695825	20.695251	31.85%	0
2012	13.630653	15.695825	15.15%	0
2011	14.352557	13.630653	-5.03%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.684043	9.528197	-10.82%	0
2017	9.256427	10.684043	15.42%	0
2016	9.223586	9.256427	0.36%	0
2015*	10.000000	9.223586	-7.76%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.009062	0.09%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	19.522506	18.451471	-5.49%	0
2017	18.763999	19.522506	4.04%	0
2016	16.865947	18.763999	11.25%	0
2015	17.770721	16.865947	-5.09%	0
2014	17.782223	17.770721	-0.06%	0
2013	17.042224	17.782223	4.34%	0
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.661239	14.495430	-7.44%	0
2017	12.880503	15.661239	21.59%	0
2016	11.640080	12.880503	10.66%	0
2015	12.088895	11.640080	-3.71%	0
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.712104	15.326830	-8.29%	0
2017	14.487598	16.712104	15.35%	0
2016	13.500832	14.487598	7.31%	0
2015	13.912338	13.500832	-2.96%	0
2014	12.918651	13.912338	7.69%	0
2013	9.567855	12.918651	35.02%	0
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	13.925070	12.109939	-13.03%	0
2017	11.926923	13.925070	16.75%	0
2016	11.293575	11.926923	5.61%	0
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.692033	11.595667	-8.64%	0
2017	11.622467	12.692033	9.20%	0
2016	11.239220	11.622467	3.41%	0
2015	11.656842	11.239220	-3.58%	0
2014	11.469003	11.656842	1.64%	0
2013	10.264545	11.469003	11.73%	0
2012	9.484681	10.264545	8.22%	0
2011	9.865025	9.484681	-3.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.483910	12.066030	-10.52%	0
2017	11.947312	13.483910	12.86%	0
2016	11.422711	11.947312	4.59%	0
2015	11.879499	11.422711	-3.85%	0
2014	11.643410	11.879499	2.03%	0
2013	9.854361	11.643410	18.15%	0
2012	8.898775	9.854361	10.74%	0
2011	9.457221	8.898775	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.234458	10.661228	-5.10%	0
2017	10.838423	11.234458	3.65%	0
2016	10.630838	10.838423	1.95%	0
2015	10.989682	10.630838	-3.27%	0
2014	10.913127	10.989682	0.70%	0
2013	10.672242	10.913127	2.26%	0
2012	10.188217	10.672242	4.75%	0
2011	10.308704	10.188217	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.478837	10.400154	-9.40%	0
2017	10.262883	11.478837	11.85%	0
2016	9.976321	10.262883	2.87%	0
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.787722	10.673032	-9.46%	0
2017	10.268357	11.787722	14.80%	0
2016	9.920011	10.268357	3.51%	0
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.122733	11.880088	-9.47%	0
2017	11.814656	13.122733	11.07%	0
2016	11.357533	11.814656	4.02%	0
2015	11.780332	11.357533	-3.59%	0
2014	11.560275	11.780332	1.90%	0
2013	10.069798	11.560275	14.80%	0
2012	9.196320	10.069798	9.50%	0
2011	9.661834	9.196320	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.682485	12.064597	-11.82%	0
2017	11.890804	13.682485	15.07%	0
2016	11.340207	11.890804	4.86%	0
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.255655	11.372579	-7.21%	0
2017	11.444083	12.255655	7.09%	0
2016	11.078239	11.444083	3.30%	0
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	0
2013	10.450646	11.328751	8.40%	0
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.372198	11.004394	-3.23%	0
2017	11.200787	11.372198	1.53%	0
2016	10.945211	11.200787	2.34%	0
2015	11.331400	10.945211	-3.41%	0
2014	11.108157	11.331400	2.01%	0
2013	11.646760	11.108157	-4.62%	0
2012	11.120167	11.646760	4.74%	0
2011	10.740293	11.120167	3.54%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.123774	11.641230	-3.98%	0
2017	11.988523	12.123774	1.13%	0
2016	11.904234	11.988523	0.71%	0
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.299673	11.638636	-12.49%	0
2017	11.576207	13.299673	14.89%	0
2016	10.663899	11.576207	8.56%	0
2015	11.299958	10.663899	-5.63%	0
2014	11.243889	11.299958	0.50%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.351908	11.094174	-10.18%	0
2017	11.134066	12.351908	10.94%	0
2016	10.503513	11.134066	6.00%	0
2015	10.971671	10.503513	-4.27%	0
2014	11.053312	10.971671	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	26.597647	25.516251	-4.07%	0
2017	21.477644	26.597647	23.84%	0
2016	21.328997	21.477644	0.70%	0
2015	20.880164	21.328997	2.15%	0
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	0
2011	13.552335	12.877914	-4.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	31.507248	25.278869	-19.77%	0
2017	22.892092	31.507248	37.63%	0
2016	21.854914	22.892092	4.75%	0
2015	26.773426	21.854914	-18.37%	0
2014	29.144341	26.773426	-8.14%	0
2013	29.779342	29.144341	-2.13%	0
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.831515	10.548742	-2.61%	0
2017	10.887230	10.831515	-0.51%	0
2016	11.089083	10.887230	-1.82%	0
2015	11.391655	11.089083	-2.66%	0
2014	11.178962	11.391655	1.90%	0
2013	11.956428	11.178962	-6.50%	0
2012	11.906138	11.956428	0.42%	0
2011	11.390386	11.906138	4.53%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	7.952735	7.856603	-1.21%	0
2017	8.126009	7.952735	-2.13%	0
2016	8.337415	8.126009	-2.54%	0
2015	8.555579	8.337415	-2.55%	0
2014	8.779455	8.555579	-2.55%	0
2013	9.009187	8.779455	-2.55%	0
2012	9.245579	9.009187	-2.56%	0
2011	9.486829	9.245579	-2.54%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.403671	7.806189	-16.99%	0
2017	7.593107	9.403671	23.84%	0
2016	7.742192	7.593107	-1.93%	0
2015	8.209248	7.742192	-5.69%	0
2014	8.485170	8.209248	-3.25%	0
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	0
2011	7.520638	6.596234	-12.29%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.062709	8.419518	-16.33%	0
2017	8.296208	10.062709	21.29%	0
2016	8.468400	8.296208	-2.03%	0
2015	8.812461	8.468400	-3.90%	0
2014	9.639599	8.812461	-8.58%	0
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	25.404617	22.561172	-11.19%	0
2017	22.010817	25.404617	15.42%	0
2016	20.631727	22.010817	6.68%	0
2015	21.385114	20.631727	-3.52%	0
2014	20.902649	21.385114	2.31%	0
2013	16.856410	20.902649	24.00%	0
2012	14.924933	16.856410	12.94%	0
2011	15.941481	14.924933	-6.38%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.777749	14.627643	-7.29%	0
2017	14.567863	15.777749	8.31%	0
2016	14.061722	14.567863	3.60%	0
2015	14.454808	14.061722	-2.72%	0
2014	14.182742	14.454808	1.92%	0
2013	12.831316	14.182742	10.53%	0
2012	12.037977	12.831316	6.59%	0
2011	12.243948	12.037977	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	18.803911	17.136146	-8.87%	0
2017	16.805757	18.803911	11.89%	0
2016	16.005533	16.805757	5.00%	0
2015	16.512212	16.005533	-3.07%	0
2014	16.104915	16.512212	2.53%	0
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.685488	12.137332	-4.32%	0
2017	12.316570	12.685488	3.00%	0
2016	12.121144	12.316570	1.61%	0
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.392814	10.476182	-8.05%	0
2017	10.251628	11.392814	11.13%	0
2016	9.951129	10.251628	3.02%	0
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.749945	10.755491	-8.46%	0
2017	10.307918	11.749945	13.99%	0
2016	9.889480	10.307918	4.23%	0
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.055448	17.512185	-8.10%	0
2017	17.314355	19.055448	10.06%	0
2016	16.581702	17.314355	4.42%	0
2015	17.072766	16.581702	-2.88%	0
2014	16.656509	17.072766	2.50%	0
2013	14.655419	16.656509	13.65%	0
2012	13.572366	14.655419	7.98%	0
2011	13.932384	13.572366	-2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.772424	20.473955	-10.09%	0
2017	20.026333	22.772424	13.71%	0
2016	18.942264	20.026333	5.72%	0
2015	19.580880	18.942264	-3.26%	0
2014	19.144282	19.580880	2.28%	0
2013	16.052812	19.144282	19.26%	0
2012	14.481183	16.052812	10.85%	0
2011	15.182222	14.481183	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	15.814004	14.833471	-6.20%	0
2017	14.857986	15.814004	6.43%	0
2016	14.423121	14.857986	3.02%	0
2015	14.805082	14.423121	-2.58%	0
2014	14.505035	14.805082	2.07%	0
2013	13.470774	14.505035	7.68%	0
2012	12.795373	13.470774	5.28%	0
2011	12.864085	12.795373	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.413278	10.584536	-7.26%	0
2017	9.962310	11.413278	14.56%	0
2016	9.417301	9.962310	5.79%	0
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.513458	11.878613	-5.07%	0
2017	10.550698	12.513458	18.60%	0
2016	9.837767	10.550698	7.25%	0
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	37.617452	32.479909	-13.66%	0
2017	33.338231	37.617452	12.84%	0
2016	28.438030	33.338231	17.23%	0
2015	29.941009	28.438030	-5.02%	0
2014	28.079326	29.941009	6.63%	0
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.210407	9.101980	-18.81%	0
2017	9.162929	11.210407	22.35%	0
2016	9.640328	9.162929	-4.95%	0
2015	9.957829	9.640328	-3.19%	0
2014	10.358492	9.957829	-3.87%	0
2013	8.779059	10.358492	17.99%	0
2012	7.798884	8.779059	12.57%	0
2011	8.854791	7.798884	-11.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	15.345430	12.359760	-19.46%	0
2017	12.849949	15.345430	19.42%	0
2016	12.559637	12.849949	2.31%	0
2015	13.616307	12.559637	-7.76%	0
2014	15.469808	13.616307	-11.98%	0
2013	13.113998	15.469808	17.96%	0
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	16.809340	15.829473	-5.83%	0
2017	13.279826	16.809340	26.58%	0
2016	13.360452	13.279826	-0.60%	0
2015	13.294008	13.360452	0.50%	0
2014	12.384991	13.294008	7.34%	0
2013	9.455041	12.384991	30.99%	0
2012	8.354559	9.455041	13.17%	0
2011	8.859090	8.354559	-5.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	14.968004	12.864081	-14.06%	0
2017	13.429722	14.968004	11.45%	0
2016	11.874759	13.429722	13.09%	0
2015	12.619213	11.874759	-5.90%	0
2014	11.746224	12.619213	7.43%	0
2013	8.926637	11.746224	31.59%	0
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.615262	15.048029	-9.43%	0
2017	13.369108	16.615262	24.28%	0
2016	12.934688	13.369108	3.36%	0
2015	13.319259	12.934688	-2.89%	0
2014	13.177666	13.319259	1.07%	0
2013	9.755918	13.177666	35.07%	0
2012	8.732915	9.755918	11.71%	0
2011	9.378430	8.732915	-6.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.277733	16.312200	-15.38%	0
2017	17.375973	19.277733	10.94%	0
2016	15.161768	17.375973	14.60%	0
2015	16.020867	15.161768	-5.36%	0
2014	14.048896	16.020867	14.04%	0
2013	10.625415	14.048896	32.22%	0
2012	9.372148	10.625415	13.37%	0
2011	9.845472	9.372148	-4.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	24.886092	22.255389	-10.57%	0
2017	20.486095	24.886092	21.48%	0
2016	19.453096	20.486095	5.31%	0
2015	19.857030	19.453096	-2.03%	0
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	35.388948	28.576720	-19.25%	0
2017	33.389597	35.388948	5.99%	0
2016	27.274525	33.389597	22.42%	0
2015	29.866824	27.274525	-8.68%	0
2014	28.706308	29.866824	4.04%	0
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	33.157766	28.160899	-15.07%	0
2017	30.055699	33.157766	10.32%	0
2016	25.166360	30.055699	19.43%	0
2015	26.323873	25.166360	-4.40%	0
2014	26.863444	26.323873	-2.01%	0
2013	19.612714	26.863444	36.97%	0
2012	17.467384	19.612714	12.28%	0
2011	19.027826	17.467384	-8.20%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	24.280530	23.592224	-2.83%	0
2017	20.719226	24.280530	17.19%	0
2016	19.125757	20.719226	8.33%	0
2015	19.497213	19.125757	-1.91%	0
2014	17.893068	19.497213	8.97%	0
2013	14.038553	17.893068	27.46%	0
2012	12.654456	14.038553	10.94%	0
2011	12.935991	12.654456	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.931366	12.088530	-6.52%	0
2017	12.500743	12.931366	3.44%	0
2016	11.967852	12.500743	4.45%	0
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.127017	14.947649	-7.31%	0
2017	13.650424	16.127017	18.14%	0
2016	12.573658	13.650424	8.56%	0
2015	12.782159	12.573658	-1.63%	0
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.302776	9.138619	-1.76%	0
2017	9.397131	9.302776	-1.00%	0
2016	9.407928	9.397131	-0.11%	0
2015	9.687166	9.407928	-2.88%	0
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	0
2011	10.181934	10.051801	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.428709	13.327657	-13.62%	0
2017	13.865015	15.428709	11.28%	0
2016	11.770191	13.865015	17.80%	0
2015	12.698164	11.770191	-7.31%	0
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.263937	12.538971	-17.85%	0
2017	12.762624	15.263937	19.60%	0
2016	12.951272	12.762624	-1.46%	0
2015	13.830092	12.951272	-6.35%	0
2014	15.450904	13.830092	-10.49%	0
2013	13.202184	15.450904	17.03%	0
2012	11.331470	13.202184	16.51%	0
2011	13.277584	11.331470	-14.66%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	31.861691	29.008415	-8.96%	0
2017	26.245982	31.861691	21.40%	0
2016	25.854870	26.245982	1.51%	0
2015	26.270166	25.854870	-1.58%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.699031	8.562546	-1.57%	0
2017	8.847186	8.699031	-1.67%	0
2016	8.968705	8.847186	-1.35%	0
2015	9.186521	8.968705	-2.37%	0
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	25.963308	23.848893	-8.14%	0
2017	22.494860	25.963308	15.42%	0
2016	21.009810	22.494860	7.07%	0
2015	21.660013	21.009810	-3.00%	0
2014	20.136245	21.660013	7.57%	0
2013	15.016226	20.136245	34.10%	0
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	10.914642	9.953295	-8.81%	0
2017	10.159038	10.914642	7.44%	0
2016	9.851226	10.159038	3.12%	0
2015	10.615345	9.851226	-7.20%	0
2014	10.607759	10.615345	0.07%	0
2013	10.129050	10.607759	4.73%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.748828	10.407265	-11.42%	0
2017	10.274242	11.748828	14.35%	0
2016	10.025832	10.274242	2.48%	0
2015	11.353045	10.025832	-11.69%	0
2014	11.548067	11.353045	-1.69%	0
2013	10.247605	11.548067	12.69%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.621617	10.461272	-9.98%	0
2017	10.495682	11.621617	10.73%	0
2016	10.174841	10.495682	3.15%	0
2015	11.187634	10.174841	-9.05%	0
2014	11.200564	11.187634	-0.12%	0
2013	10.265225	11.200564	9.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	34.331610	28.970580	-15.62%	0
2017	25.841324	34.331610	32.86%	0
2016	26.557404	25.841324	-2.70%	0
2015	26.287048	26.557404	1.03%	0
2014	26.431530	26.287048	-0.55%	0
2013	21.358041	26.431530	23.75%	0
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.988314	9.290422	-6.99%	0
2017	9.665473	9.988314	3.34%	0
2016	9.332961	9.665473	3.56%	0
2015	9.821966	9.332961	-4.98%	0
2014	9.833969	9.821966	-0.12%	0
2013	10.128482	9.833969	-2.91%	0
2012*	10.000000	10.128482	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.515258	8.242273	-21.62%	0
2017	8.532968	10.515258	23.23%	0
2016	9.000015	8.532968	-5.19%	0
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	25.644598	22.963563	-10.45%	0
2017	22.560441	25.644598	13.67%	0
2016	20.799097	22.560441	8.47%	0
2015	20.700239	20.799097	0.48%	0
2014	19.240734	20.700239	7.59%	0
2013	15.021393	19.240734	28.09%	0
2012	13.219623	15.021393	13.63%	0
2011	13.607633	13.219623	-2.85%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	36.555250	31.863862	-12.83%	0
2017	32.928435	36.555250	11.01%	0
2016	28.713249	32.928435	14.68%	0
2015	31.376782	28.713249	-8.49%	0
2014	28.836962	31.376782	8.81%	0
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.824881	9.972792	-7.87%	0
2017	9.796623	10.824881	10.50%	0
2016	8.903234	9.796623	10.03%	0
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.074589	9.342624	-7.27%	0
2017	9.416520	10.074589	6.99%	0
2016	8.534561	9.416520	10.33%	0
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.844618	10.136161	-6.53%	0
2017	10.048882	10.844618	7.92%	0
2016	10.020181	10.048882	0.29%	0
2015	11.077206	10.020181	-9.54%	0
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.251948	10.012797	-2.33%	0
2017	10.389373	10.251948	-1.32%	0
2016	10.523153	10.389373	-1.27%	0
2015	10.776015	10.523153	-2.35%	0
2014	10.975869	10.776015	-1.82%	0
2013	11.289295	10.975869	-2.78%	0
2012	10.955543	11.289295	3.05%	0
2011	11.129257	10.955543	-1.56%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.999140	9.881831	-1.17%	0
2017	10.028880	9.999140	-0.30%	0
2016*	10.000000	10.028880	0.29%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.240757	9.914845	-3.18%	0
2017	10.025066	10.240757	2.15%	0
2016	10.027595	10.025066	-0.03%	0
2015	10.255570	10.027595	-2.22%	0
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.169507	9.959210	-10.84%	0
2017*	10.000000	11.169507	11.70%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.116469	13.084254	-0.25%	0
2017	10.281247	13.116469	27.58%	0
2016*	10.000000	10.281247	2.81%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	18.169149	14.319254	-21.19%	0
2017	14.728201	18.169149	23.36%	0
2016	15.492662	14.728201	-4.93%	0
2015	15.875882	15.492662	-2.41%	0
2014	17.475910	15.875882	-9.16%	0
2013	14.002354	17.475910	24.81%	0
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	31.867520	31.316318	-1.73%	0
2017	25.685022	31.867520	24.07%	0
2016	29.518552	25.685022	-12.99%	0
2015	26.932388	29.518552	9.60%	0
2014	21.060683	26.932388	27.88%	0
2013	14.358445	21.060683	46.68%	0
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.973184	4.863116	-30.26%	0
2017	7.299016	6.973184	-4.46%	0
2016	5.222290	7.299016	39.77%	0
2015	8.074339	5.222290	-35.32%	0
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.132621	4.984389	-30.12%	0
2017	7.445137	7.132621	-4.20%	0
2016	5.315815	7.445137	40.06%	0
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	25.580440	25.250586	-1.29%	0
2017	20.854950	25.580440	22.66%	0
2016	19.860591	20.854950	5.01%	0
2015	20.985323	19.860591	-5.36%	0
2014	21.946731	20.985323	-4.38%	0
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.004788	10.831896	-9.77%	0
2017	10.780205	12.004788	11.36%	0
2016	10.706760	10.780205	0.69%	0
2015	11.137393	10.706760	-3.87%	0
2014	10.973077	11.137393	1.50%	0
2013	10.064877	10.973077	9.02%	0
2012*	10.000000	10.064877	0.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	26.299245	24.114586	-8.31%	0
2017	22.765294	26.299245	15.52%	0
2016	21.041834	22.765294	8.19%	0
2015	21.299650	21.041834	-1.21%	0
2014	20.009278	21.299650	6.45%	0
2013	15.263152	20.009278	31.10%	0
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.591134	-24.09%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	37.277923	30.750123	-17.51%	0
2017	33.912253	37.277923	9.92%	0
2016	27.898161	33.912253	21.56%	0
2015	30.372470	27.898161	-8.15%	0
2014	28.622684	30.372470	6.11%	0
2013	21.350842	28.622684	34.06%	0
2012	18.504473	21.350842	15.38%	0
2011	20.790175	18.504473	-10.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.610751	10.988497	-5.36%	0
2017	11.497657	11.610751	0.98%	0
2016	11.307614	11.497657	1.68%	0
2015	11.903316	11.307614	-5.00%	0
2014	11.830678	11.903316	0.61%	0
2013	13.271943	11.830678	-10.86%	0
2012	12.689829	13.271943	4.59%	0
2011	11.658277	12.689829	8.85%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	25.327802	22.891154	-9.62%	0
2017	21.614532	25.327802	17.18%	0
2016	19.602357	21.614532	10.26%	0
2015	21.398689	19.602357	-8.39%	0
2014	19.558032	21.398689	9.41%	0
2013	14.820851	19.558032	31.96%	0
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	25.954475	21.999369	-15.24%	537
2017	23.903981	25.954475	8.58%	504
2016	19.997230	23.903981	19.54%	462
2015	20.860606	19.997230	-4.14%	0
2014	18.425343	20.860606	13.22%	0
2013	14.562676	18.425343	26.52%	0
2012	12.864704	14.562676	13.20%	0
2011	13.319708	12.864704	-3.42%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.384551	12.396476	-7.38%	0
2017	11.968798	13.384551	11.83%	0
2016	11.454184	11.968798	4.49%	0
2015	11.887335	11.454184	-3.64%	0
2014	11.859719	11.887335	0.23%	0
2013	10.098088	11.859719	17.45%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.475163	9.906678	-5.43%	0
2017	10.043111	10.475163	4.30%	0
2016	9.138955	10.043111	9.89%	0
2015*	10.000000	9.138955	-8.61%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.741164	9.418074	-3.32%	0
2017	9.689801	9.741164	0.53%	0
2016	9.708998	9.689801	-0.20%	0
2015*	10.000000	9.708998	-2.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.418950	11.197251	-9.84%	0
2017	10.944611	12.418950	13.47%	0
2016	9.681185	10.944611	13.05%	0
2015*	10.000000	9.681185	-3.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.364666	13.828888	-10.00%	0
2017	13.871959	15.364666	10.76%	0
2016	13.719189	13.871959	1.11%	0
2015	14.227890	13.719189	-3.58%	0
2014	14.330817	14.227890	-0.72%	0
2013	12.859464	14.330817	11.44%	0
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.117987	9.459455	-6.51%	0
2017*	10.000000	10.117987	1.18%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.798164	12.778083	-19.12%	0
2017	14.512267	15.798164	8.86%	0
2016	11.365422	14.512267	27.69%	0
2015	12.475068	11.365422	-8.89%	0
2014	12.126773	12.475068	2.87%	0
2013*	10.000000	12.126773	21.27%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.886883	10.581266	-17.89%	0
2017	11.500151	12.886883	12.06%	0
2016	10.248298	11.500151	12.22%	0
2015	10.793489	10.248298	-5.05%	0
2014*	10.000000	10.793489	7.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	38.247054	33.903630	-11.36%	0
2017	34.932237	38.247054	9.49%	0
2016	28.523542	34.932237	22.47%	0
2015	29.983536	28.523542	-4.87%	0
2014	29.284162	29.983536	2.39%	0
2013	21.366115	29.284162	37.06%	0
2012	18.954027	21.366115	12.73%	0
2011	19.350089	18.954027	-2.05%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	27.355521	25.346917	-7.34%	0
2017	23.168740	27.355521	18.07%	0
2016	21.343472	23.168740	8.55%	0
2015	21.724564	21.343472	-1.75%	0
2014	19.720248	21.724564	10.16%	0
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	0
2011	13.808945	13.668613	-1.02%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	24.100589	21.803281	-9.53%	0
2017	19.480287	24.100589	23.72%	0
2016	18.580423	19.480287	4.84%	0
2015	19.608591	18.580423	-5.24%	0
2014	18.670687	19.608591	5.02%	0
2013	15.864885	18.670687	17.69%	0
2012	14.789993	15.864885	7.27%	0
2011	13.963553	14.789993	5.92%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	22.849260	17.959630	-21.40%	0
2017	18.860725	22.849260	21.15%	0
2016	16.579198	18.860725	13.76%	0
2015	17.462272	16.579198	-5.06%	0
2014	17.694661	17.462272	-1.31%	0
2013	12.256585	17.694661	44.37%	0
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.083345	9.811320	-2.70%	0
2017	10.007281	10.083345	0.76%	0
2016	9.430071	10.007281	6.12%	0
2015	9.778829	9.430071	-3.57%	0
2014	9.982739	9.778829	-2.04%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.009712	-9.90%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	11.978524	11.573997	-3.38%	0
2017	11.852969	11.978524	1.06%	0
2016	11.753392	11.852969	0.85%	0
2015	12.120409	11.753392	-3.03%	0
2014	12.021639	12.120409	0.82%	0
2013	12.250619	12.021639	-1.87%	0
2012	11.492795	12.250619	6.59%	0
2011	11.568470	11.492795	-0.65%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.172139	-18.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	14.844628	13.840428	-6.76%	0
2017	13.510731	14.844628	9.87%	0
2016	13.180987	13.510731	2.50%	0
2015	13.605031	13.180987	-3.12%	0
2014	13.403754	13.605031	1.50%	0
2013	12.157188	13.403754	10.25%	0
2012	11.186690	12.157188	8.68%	0
2011	11.533937	11.186690	-3.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	15.961807	14.599643	-8.53%	0
2017	14.094690	15.961807	13.25%	0
2016	13.676281	14.094690	3.06%	0
2015	14.106147	13.676281	-3.05%	0
2014	13.846420	14.106147	1.88%	0
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	0
2011	11.605026	11.163573	-3.80%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	17.372869	15.555836	-10.46%	0
2017	14.777130	17.372869	17.57%	0
2016	14.261465	14.777130	3.62%	0
2015	14.720184	14.261465	-3.12%	0
2014	14.428751	14.720184	2.02%	0
2013	12.201574	14.428751	18.25%	0
2012	10.876743	12.201574	12.18%	0
2011	11.491638	10.876743	-5.35%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.699984	10.888055	-6.94%	0
2017	10.344215	11.699984	13.11%	0
2016*	10.000000	10.344215	3.44%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	14.580757	10.682423	-26.74%	0
2017	15.396180	14.580757	-5.30%	0
2016	11.839236	15.396180	30.04%	0
2015	15.338582	11.839236	-22.81%	0
2014	18.053234	15.338582	-15.04%	0
2013	14.930038	18.053234	20.92%	0
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	23.709937	21.118598	-10.93%	0
2017	21.607502	23.709937	9.73%	0
2016	18.845245	21.607502	14.66%	0
2015	20.204740	18.845245	-6.73%	0
2014	19.122575	20.204740	5.66%	0
2013	15.358794	19.122575	24.51%	0
2012	13.472027	15.358794	14.01%	0
2011	13.740960	13.472027	-1.96%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.681000	11.214155	-11.57%	0
2017	11.163925	12.681000	13.59%	0
2016*	10.000000	11.163925	11.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	29.110680	28.226900	-3.04%	0
2017	22.167176	29.110680	31.32%	0
2016	22.632815	22.167176	-2.06%	0
2015	21.736225	22.632815	4.12%	0
2014	20.102552	21.736225	8.13%	0
2013	15.175568	20.102552	32.47%	0
2012	13.619905	15.175568	11.42%	0
2011	13.987258	13.619905	-2.63%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.260984	11.846480	-3.38%	0
2017	12.104156	12.260984	1.30%	0
2016	11.893772	12.104156	1.77%	0
2015	12.315943	11.893772	-3.43%	0
2014	11.972117	12.315943	2.87%	0
2013	12.551260	11.972117	-4.61%	0
2012	12.203278	12.551260	2.85%	0
2011	11.704638	12.203278	4.26%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	39.681183	32.934583	-17.00%	357
2017	33.796300	39.681183	17.41%	332
2016	30.999745	33.796300	9.02%	328
2015	32.354361	30.999745	-4.19%	0
2014	31.328478	32.354361	3.27%	0
2013	23.672861	31.328478	32.34%	0
2012	21.216573	23.672861	11.58%	0
2011	24.433783	21.216573	-13.17%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	22.667427	18.750703	-17.28%	0
2017	17.902030	22.667427	26.62%	0
2016	19.400715	17.902030	-7.72%	0
2015	19.283043	19.400715	0.61%	0
2014	21.589181	19.283043	-10.68%	0
2013	17.028241	21.589181	26.78%	0
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.698480	10.657128	-8.90%	0
2017	11.573329	11.698480	1.08%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	31.737642	25.499136	-19.66%	0
2017	27.360296	31.737642	16.00%	0
2016	25.705272	27.360296	6.44%	0
2015	27.261329	25.705272	-5.71%	0
2014	26.277621	27.261329	3.74%	0
2013	20.723478	26.277621	26.80%	0
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.732816	11.203400	-12.01%	0
2017	11.673349	12.732816	9.08%	0
2016	10.588450	11.673349	10.25%	0
2015	11.591385	10.588450	-8.65%	0
2014	11.571275	11.591385	0.17%	0
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	14.699541	13.699079	-6.81%	0
2017	13.759756	14.699541	6.83%	0
2016	12.388644	13.759756	11.07%	0
2015	13.684822	12.388644	-9.47%	0
2014	13.430224	13.684822	1.90%	0
2013	12.101537	13.430224	10.98%	0
2012	11.029792	12.101537	9.72%	0
2011	11.059863	11.029792	-0.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	27.490107	25.412586	-7.56%	0
2017	23.408963	27.490107	17.43%	0
2016	20.709682	23.408963	13.03%	0
2015	22.067570	20.709682	-6.15%	0
2014	20.838861	22.067570	5.90%	0
2013	16.497029	20.838861	26.32%	0
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	35.028295	29.719555	-15.16%	0
2017	32.498865	35.028295	7.78%	0
2016	25.627330	32.498865	26.81%	0
2015	28.410293	25.627330	-9.80%	0
2014	29.003289	28.410293	-2.04%	0
2013	21.856586	29.003289	32.70%	0
2012	18.955753	21.856586	15.30%	0
2011	20.221199	18.955753	-6.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.350013	9.307216	-18.00%	0
2017	8.298485	11.350013	36.77%	0
2016	7.254047	8.298485	14.40%	0
2015	9.263933	7.254047	-21.70%	0
2014*	10.000000	9.263933	-7.36%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	20.643150	16.998835	-17.65%	0
2017	18.160860	20.643150	13.67%	0
2016	17.396099	18.160860	4.40%	0
2015	19.100876	17.396099	-8.93%	0
2014	22.067555	19.100876	-13.44%	0
2013	18.424145	22.067555	19.78%	0
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	8.897311	8.832601	-0.73%	0
2017	8.961580	8.897311	-0.72%	0
2016	8.937493	8.961580	0.27%	0
2015	9.588930	8.937493	-6.79%	0
2014	9.667697	9.588930	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.656683	10.859697	-6.84%	0
2017	10.579732	11.656683	10.18%	0
2016	10.409809	10.579732	1.63%	0
2015	11.347886	10.409809	-8.27%	0
2014	11.208582	11.347886	1.24%	0
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.322757	-6.77%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.722141	8.987515	-7.56%	0
2017	9.627162	9.722141	0.99%	0
2016	9.931461	9.627162	-3.06%	0
2015	10.011480	9.931461	-0.80%	0
2014	9.821094	10.011480	1.94%	0
2013*	10.000000	9.821094	-1.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.203828	16.102119	-6.40%	0
2017	13.903734	17.203828	23.74%	0
2016	13.991637	13.903734	-0.63%	0
2015	13.713746	13.991637	2.03%	0
2014	13.016556	13.713746	5.36%	0
2013	9.559538	13.016556	36.16%	0
2012*	10.000000	9.559538	-4.40%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.382657	12.381792	-13.91%	0
2017	12.878328	14.382657	11.68%	0
2016	11.683304	12.878328	10.23%	0
2015	12.531685	11.683304	-6.77%	0
2014	12.351241	12.531685	1.46%	0
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.453480	14.165266	-8.34%	0
2017	12.988718	15.453480	18.98%	0
2016	13.258623	12.988718	-2.04%	0
2015	13.472245	13.258623	-1.59%	0
2014	12.844014	13.472245	4.89%	0
2013	9.653258	12.844014	33.05%	0
2012*	10.000000	9.653258	-3.47%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.331366	13.197499	-7.91%	0
2017	12.439622	14.331366	15.21%	0
2016	13.107421	12.439622	-5.09%	0
2015	14.682970	13.107421	-10.73%	0
2014	15.912925	14.682970	-7.73%	0
2013	13.056230	15.912925	21.88%	0
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.264155	11.690954	-4.67%	0
2017	11.802344	12.264155	3.91%	0
2016	10.428405	11.802344	13.17%	0
2015	11.451778	10.428405	-8.94%	0
2014	11.537704	11.451778	-0.74%	0
2013	10.720073	11.537704	7.63%	0
2012*	10.000000	10.720073	7.20%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.558825	15.143145	-2.67%	0
2017	12.587291	15.558825	23.61%	0
2016	12.177644	12.587291	3.36%	0
2015	13.269801	12.177644	-8.23%	0
2014	12.630120	13.269801	5.06%	0
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	23.564658	23.047572	-2.19%	0
2017	20.477983	23.564658	15.07%	0
2016	20.151803	20.477983	1.62%	0
2015	20.605181	20.151803	-2.20%	0
2014	19.545002	20.605181	5.42%	0
2013	16.749665	19.545002	16.69%	0
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.723134	9.347142	-3.87%	0
2017	9.658130	9.723134	0.67%	0
2016	9.699728	9.658130	-0.43%	0
2015*	10.000000	9.699728	-3.00%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	35.521624	35.187385	-0.94%	0
2017	28.052087	35.521624	26.63%	0
2016	28.250106	28.052087	-0.70%	0
2015	25.911061	28.250106	9.03%	0
2014	24.525915	25.911061	5.65%	0
2013	19.238347	24.525915	27.48%	0
2012	15.947973	19.238347	20.63%	0
2011	17.594225	15.947973	-9.36%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.121724	21.739107	-1.73%	0
2017	15.671380	22.121724	41.16%	0
2016	14.131063	15.671380	10.90%	0
2015	13.864196	14.131063	1.92%	1,410
2014	13.017422	13.864196	6.50%	0
2013	9.871180	13.017422	31.87%	0
2012*	10.000000	9.871180	-1.29%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	26.540103	21.933635	-17.36%	0
2017	20.829621	26.540103	27.42%	0
2016	22.921736	20.829621	-9.13%	0
2015	25.806181	22.921736	-11.18%	0
2014	30.143304	25.806181	-14.39%	0
2013	27.080251	30.143304	11.31%	0
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.335839	8.197583	-20.69%	0
2017	8.300923	10.335839	24.51%	0
2016	7.055619	8.300923	17.65%	0
2015	9.061575	7.055619	-22.14%	0
2014	9.755962	9.061575	-7.12%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.003010	9.641506	-3.61%	0
2017	9.887254	10.003010	1.17%	0
2016*	10.000000	9.887254	-1.13%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.616920	14.947309	-4.29%	0
2017	12.690708	15.616920	23.06%	0
2016	11.974880	12.690708	5.98%	0
2015	12.564190	11.974880	-4.69%	0
2014	13.944816	12.564190	-9.90%	0
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	29.725134	25.949639	-12.70%	0
2017	26.004667	29.725134	14.31%	0
2016	23.464375	26.004667	10.83%	0
2015	24.317889	23.464375	-3.51%	0
2014	22.655581	24.317889	7.34%	0
2013	17.153877	22.655581	32.07%	0
2012	15.198871	17.153877	12.86%	0
2011	15.676882	15.198871	-3.05%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.239562	16.035215	-12.09%	0
2017	14.764969	18.239562	23.53%	0
2016	14.597214	14.764969	1.15%	0
2015	14.095941	14.597214	3.56%	0
2014	14.310126	14.095941	-1.50%	0
2013	11.510882	14.310126	24.32%	0
2012	10.194682	11.510882	12.91%	0
2011	10.655694	10.194682	-4.33%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.402745	12.147982	-2.05%	0
2017	9.939576	12.402745	24.78%	0
2016	9.640937	9.939576	3.10%	0
2015*	10.000000	9.640937	-3.59%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	11.718532	11.308271	-3.50%	0
2017	11.360772	11.718532	3.15%	0
2016	11.017543	11.360772	3.12%	0
2015	11.406593	11.017543	-3.41%	0
2014	10.887376	11.406593	4.77%	0
2013	11.243256	10.887376	-3.17%	0
2012	10.572210	11.243256	6.35%	0
2011	10.297221	10.572210	2.67%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	21.538773	19.497936	-9.48%	0
2017	20.177895	21.538773	6.74%	0
2016	18.732878	20.177895	7.71%	0
2015	19.461776	18.732878	-3.75%	0
2014	19.420028	19.461776	0.21%	0
2013	21.852038	19.420028	-11.13%	0
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.009432	8.978671	-10.30%	0
2017	9.130462	10.009432	9.63%	0
2016	8.153143	9.130462	11.99%	0
2015*	10.000000	8.153143	-18.47%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	17.811481	16.099985	-9.61%	0
2017	15.559612	17.811481	14.47%	0
2016	14.390243	15.559612	8.13%	0
2015	15.915156	14.390243	-9.58%	0
2014	16.684473	15.915156	-4.61%	0
2013	12.984803	16.684473	28.49%	0
2012	10.872183	12.984803	19.43%	0
2011	11.264437	10.872183	-3.48%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.085287	21.234112	-11.84%	0
2017	22.802262	24.085287	5.63%	0
2016	19.473156	22.802262	17.10%	0
2015	20.922415	19.473156	-6.93%	0
2014	19.018392	20.922415	10.01%	0
2013	14.829072	19.018392	28.25%	0
2012	13.303976	14.829072	11.46%	0
2011	13.592286	13.303976	-2.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.415640	14.265066	-7.46%	0
2017	13.667360	15.415640	12.79%	0
2016	12.872642	13.667360	6.17%	0
2015	13.087481	12.872642	-1.64%	0
2014	12.798162	13.087481	2.26%	0
2013	10.657965	12.798162	20.08%	0
2012	9.456812	10.657965	12.70%	0
2011	9.619337	9.456812	-1.69%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.259794	9.884348	-3.66%	477
2017	10.205140	10.259794	0.54%	466
2016	10.206281	10.205140	-0.01%	418
2015	10.503007	10.206281	-2.83%	404
2014	10.271972	10.503007	2.25%	403
2013	10.824807	10.271972	-5.11%	0
2012	10.588585	10.824807	2.23%	0
2011	10.281906	10.588585	2.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	17.883640	15.774886	-11.79%	0
2017	14.018342	17.883640	27.57%	0
2016	14.364591	14.018342	-2.41%	0
2015	13.842355	14.364591	3.77%	0
2014	13.955716	13.842355	-0.81%	0
2013	11.137993	13.955716	25.30%	0
2012	9.367067	11.137993	18.91%	0
2011	10.603869	9.367067	-11.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.146342	17.555865	-3.25%	1,385
2017	14.577106	18.146342	24.49%	1,441
2016	13.721406	14.577106	6.24%	1,516
2015	13.236936	13.721406	3.66%	0
2014	12.575824	13.236936	5.26%	0
2013	9.961644	12.575824	26.24%	0
2012	8.712083	9.961644	14.34%	0
2011	9.384127	8.712083	-7.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.410034	14.679180	-4.74%	1,250
2017	12.975019	15.410034	18.77%	1,272
2016	11.990893	12.975019	8.21%	1,280
2015	12.178676	11.990893	-1.54%	0
2014	11.343599	12.178676	7.36%	0
2013	8.758641	11.343599	29.51%	0
2012	7.682165	8.758641	14.01%	0
2011	8.067167	7.682165	-4.77%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	13.873680	13.194146	-4.90%	0
2017	13.394873	13.873680	3.57%	0
2016	12.656983	13.394873	5.83%	0
2015	13.381665	12.656983	-5.42%	0
2014	13.225246	13.381665	1.18%	0
2013	13.732727	13.225246	-3.70%	0
2012	12.561438	13.732727	9.32%	0
2011	12.218009	12.561438	2.81%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	26.101267	23.522468	-9.88%	0
2017	22.768466	26.101267	14.64%	0
2016	19.880757	22.768466	14.53%	0
2015	21.834218	19.880757	-8.95%	0
2014	20.580040	21.834218	6.09%	0
2013	15.616456	20.580040	31.78%	0
2012	13.568708	15.616456	15.09%	0
2011	14.294655	13.568708	-5.08%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.670532	9.511237	-10.86%	0
2017	9.249454	10.670532	15.36%	0
2016	9.221361	9.249454	0.30%	0
2015*	10.000000	9.221361	-7.79%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.005635	0.06%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	19.374164	18.301824	-5.53%	0
2017	18.630954	19.374164	3.99%	0
2016	16.754926	18.630954	11.20%	0
2015	17.662807	16.754926	-5.14%	0
2014	17.683315	17.662807	-0.12%	0
2013	16.956139	17.683315	4.29%	0
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.583771	14.416281	-7.49%	0
2017	12.823343	15.583771	21.53%	0
2016	11.594372	12.823343	10.60%	0
2015	12.047610	11.594372	-3.76%	0
2014	11.607838	12.047610	3.79%	0
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.629485	15.243177	-8.34%	0
2017	14.423353	16.629485	15.30%	0
2016	13.447847	14.423353	7.25%	0
2015	13.864848	13.447847	-3.01%	0
2014	12.881167	13.864848	7.64%	0
2013	9.544982	12.881167	34.95%	0
2012	8.798795	9.544982	8.48%	0
2011	9.338170	8.798795	-5.78%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	13.856226	12.043845	-13.08%	0
2017	11.874023	13.856226	16.69%	0
2016	11.249240	11.874023	5.55%	0
2015	11.755756	11.249240	-4.31%	0
2014	11.550190	11.755756	1.78%	0
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	0
2011	8.878058	8.096028	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.629262	11.532356	-8.69%	0
2017	11.570908	12.629262	9.15%	0
2016	11.195091	11.570908	3.36%	0
2015	11.617030	11.195091	-3.63%	0
2014	11.435698	11.617030	1.59%	0
2013	10.239996	11.435698	11.68%	0
2012	9.466861	10.239996	8.17%	0
2011	9.851534	9.466861	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.417172	12.000116	-10.56%	0
2017	11.894251	13.417172	12.80%	0
2016	11.377803	11.894251	4.54%	0
2015	11.838874	11.377803	-3.89%	0
2014	11.609557	11.838874	1.98%	0
2013	9.830754	11.609557	18.09%	0
2012	8.882021	9.830754	10.68%	0
2011	9.444268	8.882021	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.178856	10.602981	-5.15%	0
2017	10.790316	11.178856	3.60%	0
2016	10.589072	10.790316	1.90%	0
2015	10.952148	10.589072	-3.32%	0
2014	10.881439	10.952148	0.65%	0
2013	10.646718	10.881439	2.20%	0
2012	10.169066	10.646718	4.70%	0
2011	10.294614	10.169066	-1.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.451411	10.369945	-9.44%	0
2017	10.243596	11.451411	11.79%	0
2016	9.962667	10.243596	2.82%	0
2015	10.687588	9.962667	-6.78%	0
2014	10.730373	10.687588	-0.40%	0
2013*	10.000000	10.730373	7.30%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.759555	10.642026	-9.50%	0
2017	10.249066	11.759555	14.74%	0
2016	9.906441	10.249066	3.46%	0
2015	10.692375	9.906441	-7.35%	0
2014	10.867679	10.692375	-1.61%	0
2013*	10.000000	10.867679	8.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.057804	11.815200	-9.52%	0
2017	11.762217	13.057804	11.01%	0
2016	11.312909	11.762217	3.97%	0
2015	11.740070	11.312909	-3.64%	0
2014	11.526693	11.740070	1.85%	0
2013	10.045704	11.526693	14.74%	0
2012	9.179039	10.045704	9.44%	0
2011	9.648622	9.179039	-4.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.614769	11.998696	-11.87%	0
2017	11.838016	13.614769	15.01%	0
2016	11.295641	11.838016	4.80%	0
2015	11.774747	11.295641	-4.07%	0
2014	11.561666	11.774747	1.84%	0
2013	9.551402	11.561666	21.05%	0
2012	8.558601	9.551402	11.60%	0
2011	9.217214	8.558601	-7.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.195022	11.310468	-7.25%	0
2017	11.393295	12.195022	7.04%	0
2016	11.034723	11.393295	3.25%	0
2015	11.451296	11.034723	-3.64%	0
2014	11.295860	11.451296	1.38%	0
2013	10.425646	11.295860	8.35%	0
2012	9.727582	10.425646	7.18%	0
2011	10.013747	9.727582	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.315940	10.944313	-3.28%	0
2017	11.151082	11.315940	1.48%	0
2016	10.902217	11.151082	2.28%	0
2015	11.292689	10.902217	-3.46%	0
2014	11.075888	11.292689	1.96%	0
2013	11.618896	11.075888	-4.67%	0
2012	11.099266	11.618896	4.68%	0
2011	10.725597	11.099266	3.48%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.063842	11.577709	-4.03%	0
2017	11.935366	12.063842	1.08%	0
2016	11.857518	11.935366	0.66%	0
2015	12.237358	11.857518	-3.10%	0
2014	11.979229	12.237358	2.15%	0
2013	12.556286	11.979229	-4.60%	0
2012	12.035605	12.556286	4.33%	0
2011	11.651356	12.035605	3.30%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.267857	11.604806	-12.53%	0
2017	11.554430	13.267857	14.83%	0
2016	10.649291	11.554430	8.50%	0
2015	11.290277	10.649291	-5.68%	0
2014	11.240024	11.290277	0.45%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.322376	11.061943	-10.23%	0
2017	11.113132	12.322376	10.88%	0
2016	10.489136	11.113132	5.95%	0
2015	10.962277	10.489136	-4.32%	0
2014	11.049530	10.962277	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	26.479710	25.390004	-4.12%	0
2017	21.393352	26.479710	23.78%	0
2016	21.256164	21.393352	0.65%	0
2015	20.819548	21.256164	2.10%	0
2014	19.689439	20.819548	5.74%	0
2013	14.832631	19.689439	32.74%	0
2012	12.860314	14.832631	15.34%	0
2011	13.540749	12.860314	-5.03%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	31.267744	25.073750	-19.81%	0
2017	22.729689	31.267744	37.56%	0
2016	21.710971	22.729689	4.69%	0
2015	26.610764	21.710971	-18.41%	0
2014	28.982159	26.610764	-8.18%	0
2013	29.628823	28.982159	-2.18%	0
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.749162	10.463148	-2.66%	0
2017	10.809988	10.749162	-0.56%	0
2016	11.016045	10.809988	-1.87%	0
2015	11.322440	11.016045	-2.71%	0
2014	11.116730	11.322440	1.85%	0
2013	11.895963	11.116730	-6.55%	0
2012	11.852032	11.895963	0.37%	0
2011	11.344430	11.852032	4.47%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	7.892095	7.792676	-1.26%	0
2017	8.068177	7.892095	-2.18%	0
2016	8.282325	8.068177	-2.59%	0
2015	8.503410	8.282325	-2.60%	0
2014	8.730400	8.503410	-2.60%	0
2013	8.963449	8.730400	-2.60%	0
2012	9.203380	8.963449	-2.61%	0
2011	9.448369	9.203380	-2.59%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.357167	7.763570	-17.03%	0
2017	7.559422	9.357167	23.78%	0
2016	7.711785	7.559422	-1.98%	0
2015	8.181219	7.711785	-5.74%	0
2014	8.460533	8.181219	-3.30%	0
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	0
2011	7.510337	6.583830	-12.34%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.002677	8.364963	-16.37%	422
2017	8.250937	10.002677	21.23%	393
2016	8.426500	8.250937	-2.08%	425
2015	8.773354	8.426500	-3.95%	382
2014	9.601742	8.773354	-8.63%	370
2013	8.146296	9.601742	17.87%	0
2012	7.075612	8.146296	15.13%	0
2011	8.335292	7.075612	-15.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	25.211486	22.378108	-11.24%	0
2017	21.854654	25.211486	15.36%	0
2016	20.495842	21.854654	6.63%	0
2015	21.255167	20.495842	-3.57%	0
2014	20.786300	21.255167	2.26%	0
2013	16.771181	20.786300	23.94%	0
2012	14.857114	16.771181	12.88%	0
2011	15.877168	14.857114	-6.42%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.707783	14.555260	-7.34%	0
2017	14.510684	15.707783	8.25%	0
2016	14.013700	14.510684	3.55%	0
2015	14.412837	14.013700	-2.77%	0
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	18.720522	17.051344	-8.92%	0
2017	16.739788	18.720522	11.83%	0
2016	15.950874	16.739788	4.95%	0
2015	16.464270	15.950874	-3.12%	0
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.589048	12.038839	-4.37%	0
2017	12.229188	12.589048	2.94%	0
2016	12.041308	12.229188	1.56%	0
2015	12.330113	12.041308	-2.34%	0
2014	12.185198	12.330113	1.19%	0
2013	11.933852	12.185198	2.11%	0
2012	11.650234	11.933852	2.43%	0
2011	11.619881	11.650234	0.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.365561	10.445732	-8.09%	0
2017	10.232344	11.365561	11.07%	0
2016	9.937494	10.232344	2.97%	0
2015	10.544575	9.937494	-5.76%	0
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.721852	10.724241	-8.51%	0
2017	10.288538	11.721852	13.93%	0
2016	9.875928	10.288538	4.18%	0
2015	10.557140	9.875928	-6.45%	0
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	18.910546	17.370044	-8.15%	0
2017	17.191493	18.910546	10.00%	0
2016	16.472461	17.191493	4.37%	0
2015	16.968999	16.472461	-2.93%	0
2014	16.563769	16.968999	2.45%	0
2013	14.581305	16.563769	13.60%	0
2012	13.510682	14.581305	7.92%	0
2011	13.876159	13.510682	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.599240	20.307761	-10.14%	0
2017	19.884206	22.599240	13.65%	0
2016	18.817455	19.884206	5.67%	0
2015	19.461870	18.817455	-3.31%	0
2014	19.037701	19.461870	2.23%	0
2013	15.971638	19.037701	19.20%	0
2012	14.415365	15.971638	10.80%	0
2011	15.120964	14.415365	-4.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	15.693763	14.713089	-6.25%	0
2017	14.752552	15.693763	6.38%	0
2016	14.328110	14.752552	2.96%	0
2015	14.715103	14.328110	-2.63%	0
2014	14.424275	14.715103	2.02%	0
2013	13.402655	14.424275	7.62%	0
2012	12.737218	13.402655	5.22%	0
2011	12.812179	12.737218	-0.59%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.393030	10.560304	-7.31%	0
2017	9.949731	11.393030	14.51%	0
2016	9.410212	9.949731	5.73%	0
2015	9.883541	9.410212	-4.79%	0
2014*	10.000000	9.883541	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.491269	11.851431	-5.12%	0
2017	10.537373	12.491269	18.54%	0
2016	9.830370	10.537373	7.19%	0
2015	10.078555	9.830370	-2.46%	0
2014*	10.000000	10.078555	0.79%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	37.331469	32.216340	-13.70%	104
2017	33.101708	37.331469	12.78%	105
2016	28.250724	33.101708	17.17%	106
2015	29.759071	28.250724	-5.07%	114
2014	27.923026	29.759071	6.58%	115
2013	21.547076	27.923026	29.59%	0
2012	18.832877	21.547076	14.41%	0
2011	19.839428	18.832877	-5.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.154967	9.052289	-18.85%	0
2017	9.122272	11.154967	22.28%	0
2016	9.602467	9.122272	-5.00%	0
2015	9.923816	9.602467	-3.24%	0
2014	10.328421	9.923816	-3.92%	0
2013	8.758056	10.328421	17.93%	0
2012	7.784223	8.758056	12.51%	0
2011	8.842687	7.784223	-11.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	15.230325	12.260729	-19.50%	0
2017	12.760093	15.230325	19.36%	0
2016	12.478204	12.760093	2.26%	0
2015	13.534984	12.478204	-7.81%	0
2014	15.385310	13.534984	-12.03%	0
2013	13.049055	15.385310	17.90%	0
2012	11.446716	13.049055	14.00%	0
2011	14.059710	11.446716	-18.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	16.726196	15.743042	-5.88%	0
2017	13.220890	16.726196	26.51%	0
2016	13.307981	13.220890	-0.65%	0
2015	13.248598	13.307981	0.45%	0
2014	12.349020	13.248598	7.28%	0
2013	9.432408	12.349020	30.92%	0
2012	8.338849	9.432408	13.11%	0
2011	8.846962	8.338849	-5.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	14.893979	12.793856	-14.10%	0
2017	13.370133	14.893979	11.40%	0
2016	11.828121	13.370133	13.04%	0
2015	12.576107	11.828121	-5.95%	0
2014	11.712114	12.576107	7.38%	0
2013	8.905282	11.712114	31.52%	0
2012	7.775680	8.905282	14.53%	0
2011	8.500779	7.775680	-8.53%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.533090	14.965872	-9.48%	0
2017	13.309795	16.533090	24.22%	0
2016	12.883895	13.309795	3.31%	0
2015	13.273765	12.883895	-2.94%	0
2014	13.139397	13.273765	1.02%	0
2013	9.732578	13.139397	35.00%	0
2012	8.716502	9.732578	11.66%	0
2011	9.365612	8.716502	-6.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.182401	16.223161	-15.43%	0
2017	17.298899	19.182401	10.89%	0
2016	15.102240	17.298899	14.55%	0
2015	15.966170	15.102240	-5.41%	0
2014	14.008111	15.966170	13.98%	0
2013	10.599994	14.008111	32.15%	0
2012	9.354535	10.599994	13.31%	0
2011	9.832003	9.354535	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	24.696846	22.074750	-10.62%	0
2017	20.340704	24.696846	21.42%	0
2016	19.324926	20.340704	5.26%	0
2015	19.736330	19.324926	-2.08%	0
2014	19.761641	19.736330	-0.13%	0
2013	14.094256	19.761641	40.21%	0
2012	12.795997	14.094256	10.15%	0
2011	13.251036	12.795997	-3.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	35.119828	28.344751	-19.29%	0
2017	33.152643	35.119828	5.93%	0
2016	27.094823	33.152643	22.36%	0
2015	29.685278	27.094823	-8.73%	0
2014	28.546468	29.685278	3.99%	0
2013	20.930630	28.546468	36.39%	0
2012	17.863400	20.930630	17.17%	0
2011	19.397167	17.863400	-7.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	32.905680	27.932367	-15.11%	0
2017	29.842456	32.905680	10.26%	0
2016	25.000602	29.842456	19.37%	0
2015	26.163925	25.000602	-4.45%	0
2014	26.713928	26.163925	-2.06%	0
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	0
2011	18.951066	17.388005	-8.25%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	24.095974	23.400817	-2.88%	0
2017	20.572263	24.095974	17.13%	0
2016	18.999812	20.572263	8.28%	0
2015	19.378763	18.999812	-1.96%	0
2014	17.793491	19.378763	8.91%	0
2013	13.967595	17.793491	27.39%	0
2012	12.596966	13.967595	10.88%	0
2011	12.883817	12.596966	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.867374	12.022488	-6.57%	0
2017	12.445257	12.867374	3.39%	0
2016	11.920828	12.445257	4.40%	0
2015	12.973442	11.920828	-8.11%	0
2014	10.356813	12.973442	25.26%	0
2013	10.353733	10.356813	0.03%	0
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.088490	14.904239	-7.36%	1,499
2017	13.624780	16.088490	18.08%	1,527
2016	12.556460	13.624780	8.51%	1,547
2015	12.771234	12.556460	-1.68%	5,006
2014	11.595703	12.771234	10.14%	331
2013*	10.000000	11.595703	15.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.256790	9.088761	-1.82%	0
2017	9.355460	9.256790	-1.05%	0
2016	9.370997	9.355460	-0.17%	0
2015	9.654103	9.370997	-2.93%	0
2014	9.863089	9.654103	-2.12%	0
2013	10.115717	9.863089	-2.50%	0
2012	10.032936	10.115717	0.83%	0
2011	10.168035	10.032936	-1.33%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.391848	13.288946	-13.66%	1,003
2017	13.838963	15.391848	11.22%	966
2016	11.754085	13.838963	17.74%	942
2015	12.687297	11.754085	-7.36%	137
2014	12.458930	12.687297	1.83%	138
2013*	10.000000	12.458930	24.59%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.196225	12.476903	-17.89%	0
2017	12.712503	15.196225	19.54%	0
2016	12.907011	12.712503	-1.51%	0
2015	13.789913	12.907011	-6.40%	0
2014	15.413932	13.789913	-10.54%	0
2013	13.177348	15.413932	16.97%	0
2012	11.315984	13.177348	16.45%	0
2011	13.266228	11.315984	-14.70%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	31.617443	28.771174	-9.00%	0
2017	26.058114	31.617443	21.33%	0
2016	25.682945	26.058114	1.46%	0
2015	26.108878	25.682945	-1.63%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.632900	8.493053	-1.62%	0
2017	8.784428	8.632900	-1.72%	0
2016	8.909635	8.784428	-1.41%	0
2015	9.130686	8.909635	-2.42%	0
2014	9.317593	9.130686	-2.01%	0
2013	9.507680	9.317593	-2.00%	0
2012	9.332363	9.507680	1.88%	0
2011	9.553200	9.332363	-2.31%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	25.768656	23.657875	-8.19%	0
2017	22.337633	25.768656	15.36%	0
2016	20.873649	22.337633	7.01%	0
2015	21.530690	20.873649	-3.05%	0
2014	20.026290	21.530690	7.51%	0
2013	14.941889	20.026290	34.03%	0
2012	13.823909	14.941889	8.09%	0
2011	14.643282	13.823909	-5.60%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	10.885774	9.921851	-8.85%	0
2017	10.137358	10.885774	7.38%	0
2016	9.835248	10.137358	3.07%	0
2015	10.603584	9.835248	-7.25%	0
2014	10.601444	10.603584	0.02%	0
2013	10.128211	10.601444	4.67%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.717780	10.374398	-11.46%	0
2017	10.252333	11.717780	14.29%	0
2016	10.009570	10.252333	2.43%	0
2015	11.340446	10.009570	-11.74%	0
2014	11.541174	11.340446	-1.74%	0
2013	10.246758	11.541174	12.63%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.590905	10.428252	-10.03%	0
2017	10.473307	11.590905	10.67%	0
2016	10.158348	10.473307	3.10%	0
2015	11.175236	10.158348	-9.10%	0
2014	11.193896	11.175236	-0.17%	0
2013	10.264381	11.193896	9.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	34.070679	28.735540	-15.66%	0
2017	25.658039	34.070679	32.79%	0
2016	26.382545	25.658039	-2.75%	0
2015	26.127371	26.382545	0.98%	0
2014	26.284467	26.127371	-0.60%	0
2013	21.250108	26.284467	23.69%	0
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.961824	9.261002	-7.04%	0
2017	9.644779	9.961824	3.29%	0
2016	9.317749	9.644779	3.51%	0
2015	9.810985	9.317749	-5.03%	0
2014	9.828009	9.810985	-0.17%	0
2013	10.127545	9.828009	-2.96%	0
2012*	10.000000	10.127545	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.495507	8.222541	-21.66%	0
2017	8.521284	10.495507	23.17%	0
2016	8.992310	8.521284	-5.24%	0
2015	8.954265	8.992310	0.42%	0
2014*	10.000000	8.954265	-10.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	25.449756	22.777321	-10.50%	0
2017	22.400486	25.449756	13.61%	0
2016	20.662199	22.400486	8.41%	0
2015	20.574549	20.662199	0.43%	0
2014	19.133719	20.574549	7.53%	0
2013	14.945495	19.133719	28.02%	0
2012	13.159590	14.945495	13.57%	0
2011	13.552772	13.159590	-2.90%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	36.277381	31.605327	-12.88%	367
2017	32.694852	36.277381	10.96%	358
2016	28.524157	32.694852	14.62%	346
2015	31.186156	28.524157	-8.54%	0
2014	28.676483	31.186156	8.75%	0
2013	20.936347	28.676483	36.97%	0
2012	18.268420	20.936347	14.60%	0
2011	19.212979	18.268420	-4.92%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.793474	9.938732	-7.92%	0
2017	9.773197	10.793474	10.44%	0
2016	8.886487	9.773197	9.98%	0
2015	10.046919	8.886487	-11.55%	0
2014	10.268426	10.046919	-2.16%	0
2013	10.531031	10.268426	-2.49%	0
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.050519	9.315493	-7.31%	0
2017	9.398834	10.050519	6.93%	0
2016	8.522889	9.398834	10.28%	0
2015	8.962371	8.522889	-4.90%	0
2014	9.074154	8.962371	-1.23%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.796496	10.085971	-6.58%	0
2017	10.009419	10.796496	7.86%	0
2016	9.985934	10.009419	0.24%	0
2015	11.045023	9.985934	-9.59%	0
2014	11.305836	11.045023	-2.31%	0
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.206473	9.963238	-2.38%	0
2017	10.348591	10.206473	-1.37%	0
2016	10.487216	10.348591	-1.32%	0
2015	10.744724	10.487216	-2.40%	0
2014	10.949607	10.744724	-1.87%	0
2013	11.268065	10.949607	-2.83%	0
2012	10.940559	11.268065	2.99%	0
2011	11.119730	10.940559	-1.61%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.990587	9.868275	-1.22%	0
2017	10.025429	9.990587	-0.35%	0
2016*	10.000000	10.025429	0.25%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.205820	9.875920	-3.23%	0
2017	9.995981	10.205820	2.10%	0
2016	10.003625	9.995981	-0.08%	0
2015	10.236304	10.003625	-2.27%	0
2014	10.089088	10.236304	1.46%	0
2013	10.575532	10.089088	-4.60%	0
2012	9.916475	10.575532	6.65%	0
2011*	10.000000	9.916475	-0.84%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.165704	9.950675	-10.88%	0
2017*	10.000000	11.165704	11.66%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.106667	13.067732	-0.30%	0
2017	10.278820	13.106667	27.51%	0
2016*	10.000000	10.278820	2.79%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	18.032930	14.204552	-21.23%	0
2017	14.625267	18.032930	23.30%	0
2016	15.392259	14.625267	-4.98%	0
2015	15.781091	15.392259	-2.46%	0
2014	17.380480	15.781091	-9.20%	0
2013	13.933044	17.380480	24.74%	0
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	31.742578	31.177433	-1.78%	376
2017	25.597405	31.742578	24.01%	407
2016	29.432923	25.597405	-13.03%	422
2015	26.868044	29.432923	9.55%	628
2014	21.021141	26.868044	27.81%	0
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.952955	4.846501	-30.30%	0
2017	7.281553	6.952955	-4.51%	0
2016	5.212456	7.281553	39.70%	0
2015	8.063292	5.212456	-35.36%	0
2014	10.264779	8.063292	-21.45%	0
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.111913	4.967354	-30.15%	0
2017	7.427321	7.111913	-4.25%	0
2016	5.305803	7.427321	39.98%	0
2015	8.185581	5.305803	-35.18%	0
2014	10.389132	8.185581	-21.21%	0
2013	9.649953	10.389132	7.66%	0
2012*	10.000000	9.649953	-3.50%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	25.408743	25.068149	-1.34%	0
2017	20.725572	25.408743	22.60%	0
2016	19.747488	20.725572	4.95%	0
2015	20.876540	19.747488	-5.41%	0
2014	21.844170	20.876540	-4.43%	0
2013	14.928234	21.844170	46.33%	0
2012	14.209306	14.928234	5.06%	0
2011	15.290795	14.209306	-7.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	11.969950	10.794880	-9.82%	0
2017	10.754421	11.969950	11.30%	0
2016	10.686622	10.754421	0.63%	0
2015	11.122155	10.686622	-3.92%	0
2014	10.963690	11.122155	1.45%	0
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	26.099176	23.918772	-8.35%	0
2017	22.603666	26.099176	15.46%	0
2016	20.903140	22.603666	8.14%	0
2015	21.170128	20.903140	-1.26%	0
2014	19.897813	21.170128	6.39%	0
2013	15.185908	19.897813	31.03%	0
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
2010	11.733687	12.884981	9.81%	0
2009	10.015167	11.733687	17.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.588516	-24.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	36.994404	30.500485	-17.55%	0
2017	33.671561	36.994404	9.87%	0
2016	27.714333	33.671561	21.50%	0
2015	30.187843	27.714333	-8.19%	0
2014	28.463310	30.187843	6.06%	0
2013	21.242841	28.463310	33.99%	0
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
2010	16.801811	20.706273	23.24%	0
2009	12.098348	16.801811	38.88%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.521686	10.898574	-5.41%	0
2017	11.415307	11.521686	0.93%	0
2016	11.232388	11.415307	1.63%	0
2015	11.830199	11.232388	-5.05%	0
2014	11.764048	11.830199	0.56%	0
2013	13.203983	11.764048	-10.91%	0
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0
2010	11.345677	11.610498	2.33%	0
2009	10.574369	11.345677	7.29%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	25.135210	22.705359	-9.67%	0
2017	21.461152	25.135210	17.12%	0
2016	19.473219	21.461152	10.21%	0
2015	21.268644	19.473219	-8.44%	0
2014	19.449154	21.268644	9.36%	0
2013	14.745899	19.449154	31.90%	0
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
2010	11.923509	13.216712	10.85%	0
2009	10.399715	11.923509	14.65%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	25.786211	21.845455	-15.28%	0
2017	23.761182	25.786211	8.52%	0
2016	19.887942	23.761182	19.48%	0
2015	20.757259	19.887942	-4.19%	0
2014	18.343467	20.757259	13.16%	0
2013	14.505402	18.343467	26.46%	0
2012	12.820711	14.505402	13.14%	0
2011	13.280973	12.820711	-3.47%	0
2010	11.466307	13.280973	15.83%	0
2009	9.074130	11.466307	26.36%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	13.349201	12.357363	-7.43%	0
2017	11.943299	13.349201	11.77%	0
2016	11.435631	11.943299	4.44%	0
2015	11.874173	11.435631	-3.69%	0
2014	11.852662	11.874173	0.18%	0
2013	10.097257	11.852662	17.38%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.460857	9.888036	-5.48%	0
2017	10.034530	10.460857	4.25%	0
2016	9.135818	10.034530	9.84%	0
2015*	10.000000	9.135818	-8.64%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.727860	9.400371	-3.37%	0
2017	9.681523	9.727860	0.48%	0
2016	9.705669	9.681523	-0.25%	0
2015*	10.000000	9.705669	-2.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.402004	11.176200	-9.88%	0
2017	10.935266	12.402004	13.41%	0
2016	9.677862	10.935266	12.99%	0
2015*	10.000000	9.677862	-3.22%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.296450	13.760374	-10.04%	0
2017	13.817446	15.296450	10.70%	0
2016	13.672261	13.817446	1.06%	0
2015	14.186525	13.672261	-3.63%	0
2014	14.296492	14.186525	-0.77%	0
2013	12.835256	14.296492	11.38%	0
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
2010	11.961550	12.781404	6.85%	0
2009*	10.000000	11.961550	19.62%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.114546	9.451358	-6.56%	0
2017*	10.000000	10.114546	1.15%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.760371	12.740926	-19.16%	0
2017	14.484954	15.760371	8.81%	0
2016	11.349851	14.484954	27.62%	0
2015	12.464374	11.349851	-8.94%	0
2014	12.122604	12.464374	2.82%	0
2013*	10.000000	12.122604	21.23%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.862683	10.555937	-17.93%	0
2017	11.484424	12.862683	12.00%	0
2016	10.239524	11.484424	12.16%	0
2015	10.789789	10.239524	-5.10%	0
2014*	10.000000	10.789789	7.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	37.956139	33.628372	-11.40%	0
2017	34.684282	37.956139	9.43%	0
2016	28.335572	34.684282	22.41%	0
2015	29.801246	28.335572	-4.92%	0
2014	29.121077	29.801246	2.34%	0
2013	21.258030	29.121077	36.99%	0
2012	18.867857	21.258030	12.67%	0
2011	19.271990	18.867857	-2.10%	0
2010	15.732763	19.271990	22.50%	0
2009	12.926171	15.732763	21.71%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	27.147436	25.141111	-7.39%	0
2017	23.004271	27.147436	18.01%	0
2016	21.202814	23.004271	8.50%	0
2015	21.592490	21.202814	-1.80%	0
2014	19.610421	21.592490	10.11%	0
2013	15.294706	19.610421	28.22%	0
2012	13.606477	15.294706	12.41%	0
2011	13.753230	13.606477	-1.07%	0
2010	12.334286	13.753230	11.50%	0
2009	10.052012	12.334286	22.70%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	23.917287	21.626273	-9.58%	0
2017	19.342005	23.917287	23.65%	0
2016	18.457976	19.342005	4.79%	0
2015	19.489366	18.457976	-5.29%	0
2014	18.566708	19.489366	4.97%	0
2013	15.784628	18.566708	17.63%	0
2012	14.722741	15.784628	7.21%	0
2011	13.907186	14.722741	5.86%	0
2010	12.417294	13.907186	12.00%	0
2009	10.435558	12.417294	18.99%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	22.675438	17.813793	-21.44%	0
2017	18.726824	22.675438	21.09%	0
2016	16.469931	18.726824	13.70%	0
2015	17.356107	16.469931	-5.11%	0
2014	17.596123	17.356107	-1.36%	0
2013	12.194586	17.596123	44.29%	0
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
2010	9.777906	12.452523	27.35%	0
2009	7.986507	9.777906	22.43%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.059216	9.782789	-2.75%	0
2017	9.988436	10.059216	0.71%	0
2016	9.417134	9.988436	6.07%	0
2015	9.770433	9.417134	-3.62%	0
2014	9.979294	9.770433	-2.09%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.007987	-9.92%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	11.887462	11.480077	-3.43%	0
2017	11.768879	11.887462	1.01%	0
2016	11.675981	11.768879	0.80%	0
2015	12.046763	11.675981	-3.08%	0
2014	11.954724	12.046763	0.77%	0
2013	12.188686	11.954724	-1.92%	0
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
2010	10.930147	11.521821	5.41%	0
2009	9.344153	10.930147	16.97%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.169334	-18.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	14.748491	13.743687	-6.81%	0
2017	13.430108	14.748491	9.82%	0
2016	13.109029	13.430108	2.45%	0
2015	13.537703	13.109029	-3.17%	0
2014	13.344278	13.537703	1.45%	0
2013	12.109442	13.344278	10.20%	0
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
2010	10.496455	11.500466	9.57%	0
2009	8.698428	10.496455	20.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	15.858467	14.497631	-8.58%	0
2017	14.010606	15.858467	13.19%	0
2016	13.601654	14.010606	3.01%	0
2015	14.036374	13.601654	-3.10%	0
2014	13.785015	14.036374	1.82%	0
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0
2010	10.396428	11.571376	11.30%	0
2009	8.307712	10.396428	25.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	17.260299	15.447060	-10.51%	0
2017	14.688893	17.260299	17.51%	0
2016	14.183580	14.688893	3.56%	0
2015	14.647303	14.183580	-3.17%	0
2014	14.364680	14.647303	1.97%	0
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
2010	10.156056	11.458247	12.82%	0
2009	7.952901	10.156056	27.70%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.690032	10.873174	-6.99%	0
2017	10.340714	11.690032	13.05%	0
2016*	10.000000	10.340714	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	14.486249	10.607698	-26.77%	0
2017	15.304214	14.486249	-5.34%	0
2016	11.774545	15.304214	29.98%	0
2015	15.262618	11.774545	-22.85%	0
2014	17.973063	15.262618	-15.08%	0
2013	14.871371	17.973063	20.86%	0
2012	14.586605	14.871371	1.95%	0
2011	15.804760	14.586605	-7.71%	0
2010	13.624560	15.804760	16.00%	0
2009	9.483779	13.624560	43.66%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	23.529595	20.947135	-10.98%	0
2017	21.454141	23.529595	9.67%	0
2016	18.721080	21.454141	14.60%	0
2015	20.081943	18.721080	-6.78%	0
2014	19.016120	20.081943	5.60%	0
2013	15.281137	19.016120	24.44%	0
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0
2010	12.232942	13.685529	11.87%	0
2009	9.674800	12.232942	26.44%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.670217	11.198834	-11.61%	0
2017	11.160139	12.670217	13.53%	0
2016*	10.000000	11.160139	11.60%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	28.889233	27.997705	-3.09%	0
2017	22.009810	28.889233	31.26%	0
2016	22.483655	22.009810	-2.11%	0
2015	21.604065	22.483655	4.07%	0
2014	19.990580	21.604065	8.07%	0
2013	15.098785	19.990580	32.40%	0
2012	13.557967	15.098785	11.36%	0
2011	13.930779	13.557967	-2.68%	0
2010	11.552863	13.930779	20.58%	0
2009	9.273896	11.552863	24.57%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.167729	11.750300	-3.43%	0
2017	12.018250	12.167729	1.24%	0
2016	11.815399	12.018250	1.72%	0
2015	12.241069	11.815399	-3.48%	0
2014	11.905446	12.241069	2.82%	0
2013	12.487780	11.905446	-4.66%	0
2012	12.147818	12.487780	2.80%	0
2011	11.657420	12.147818	4.21%	0
2010	11.134285	11.657420	4.70%	0
2009	9.905045	11.134285	12.41%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	39.379334	32.667164	-17.04%	0
2017	33.556384	39.379334	17.35%	0
2016	30.795459	33.556384	8.97%	0
2015	32.157658	30.795459	-4.24%	0
2014	31.154006	32.157658	3.22%	0
2013	23.553111	31.154006	32.27%	0
2012	21.120119	23.553111	11.52%	0
2011	24.335175	21.120119	-13.21%	0
2010	19.442007	24.335175	25.17%	0
2009	14.290365	19.442007	36.05%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	22.495009	18.598454	-17.32%	0
2017	17.774948	22.495009	26.55%	0
2016	19.272872	17.774948	-7.77%	0
2015	19.165819	19.272872	0.56%	0
2014	21.468961	19.165819	-10.73%	0
2013	16.942108	21.468961	26.72%	0
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
2010	16.356690	17.966567	9.84%	0
2009	13.311683	16.356690	22.87%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.670523	10.626166	-8.95%	0
2017	11.551582	11.670523	1.03%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	31.496250	25.292133	-19.70%	0
2017	27.166090	31.496250	15.94%	0
2016	25.535892	27.166090	6.38%	0
2015	27.095617	25.535892	-5.76%	0
2014	26.131307	27.095617	3.69%	0
2013	20.618670	26.131307	26.74%	0
2012	16.669589	20.618670	23.69%	0
2011	18.823895	16.669589	-11.44%	0
2010	15.304798	18.823895	22.99%	0
2009	10.003946	15.304798	52.99%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.669851	11.142240	-12.06%	0
2017	11.621578	12.669851	9.02%	0
2016	10.546878	11.621578	10.19%	0
2015	11.551819	10.546878	-8.70%	0
2014	11.537705	11.551819	0.12%	0
2013	9.575462	11.537705	20.49%	0
2012	8.528982	9.575462	12.27%	0
2011	8.897898	8.528982	-4.15%	0
2010	8.289909	8.897898	7.33%	0
2009	6.537747	8.289909	26.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	14.611806	13.610291	-6.85%	0
2017	13.684635	14.611806	6.78%	0
2016	12.327315	13.684635	11.01%	0
2015	13.624066	12.327315	-9.52%	0
2014	13.377466	13.624066	1.84%	0
2013	12.060183	13.377466	10.92%	0
2012	10.997756	12.060183	9.66%	0
2011	11.033388	10.997756	-0.32%	0
2010	10.058799	11.033388	9.69%	0
2009	7.620063	10.058799	32.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	27.281028	25.206287	-7.61%	0
2017	23.242818	27.281028	17.37%	0
2016	20.573224	23.242818	12.98%	0
2015	21.933443	20.573224	-6.20%	0
2014	20.722833	21.933443	5.84%	0
2013	16.413600	20.722833	26.25%	0
2012	15.060011	16.413600	8.99%	0
2011	14.593573	15.060011	3.20%	0
2010	12.425361	14.593573	17.45%	0
2009	10.877105	12.425361	14.23%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	34.761854	29.478263	-15.20%	0
2017	32.268181	34.761854	7.73%	0
2016	25.458441	32.268181	26.75%	0
2015	28.237562	25.458441	-9.84%	0
2014	28.841769	28.237562	-2.09%	0
2013	21.746023	28.841769	32.63%	0
2012	18.869568	21.746023	15.24%	0
2011	20.139584	18.869568	-6.31%	0
2010	16.133884	20.139584	24.83%	0
2009	12.831931	16.133884	25.73%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.328649	9.284893	-18.04%	0
2017	8.287107	11.328649	36.70%	0
2016	7.247817	8.287107	14.34%	0
2015	9.260736	7.247817	-21.74%	0
2014*	10.000000	9.260736	-7.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	20.486093	16.860791	-17.70%	0
2017	18.031918	20.486093	13.61%	0
2016	17.281439	18.031918	4.34%	0
2015	18.984735	17.281439	-8.97%	0
2014	21.944655	18.984735	-13.49%	0
2013	18.330936	21.944655	19.71%	0
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
2010	17.346636	18.306995	5.54%	0
2009	13.002374	17.346636	33.41%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	8.876036	8.806927	-0.78%	0
2017	8.944730	8.876036	-0.77%	0
2016	8.925253	8.944730	0.22%	0
2015	9.580716	8.925253	-6.84%	0
2014	9.664386	9.580716	-0.87%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.622884	10.822619	-6.89%	0
2017	10.554449	11.622884	10.12%	0
2016	10.390248	10.554449	1.58%	0
2015	11.332377	10.390248	-8.31%	0
2014	11.199009	11.332377	1.19%	0
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.319548	-6.80%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.698861	8.961361	-7.60%	0
2017	9.609032	9.698861	0.93%	0
2016	9.917855	9.609032	-3.11%	0
2015	10.002897	9.917855	-0.85%	0
2014	9.817725	10.002897	1.89%	0
2013*	10.000000	9.817725	-1.82%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.153803	16.047003	-6.45%	0
2017	13.870389	17.153803	23.67%	0
2016	13.965227	13.870389	-0.68%	0
2015	13.694888	13.965227	1.97%	0
2014	13.005329	13.694888	5.30%	0
2013	9.556207	13.005329	36.09%	0
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.340912	12.339472	-13.96%	0
2017	12.847522	14.340912	11.62%	0
2016	11.661319	12.847522	10.17%	0
2015	12.514527	11.661319	-6.82%	0
2014	12.340673	12.514527	1.41%	0
2013	9.867684	12.340673	25.06%	0
2012*	10.000000	9.867684	-1.32%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.408570	14.116801	-8.38%	0
2017	12.957592	15.408570	18.92%	0
2016	13.233629	12.957592	-2.09%	0
2015	13.453755	13.233629	-1.64%	0
2014	12.832972	13.453755	4.84%	0
2013	9.649906	12.832972	32.99%	0
2012*	10.000000	9.649906	-3.50%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.267764	13.132143	-7.96%	0
2017	12.390759	14.267764	15.15%	0
2016	13.062620	12.390759	-5.14%	0
2015	14.640303	13.062620	-10.78%	0
2014	15.874841	14.640303	-7.78%	0
2013	13.031665	15.874841	21.82%	0
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0
2010	11.752990	12.434374	5.80%	0
2009*	10.000000	11.752990	17.53%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.228566	11.651012	-4.72%	0
2017	11.774127	12.228566	3.86%	0
2016	10.408794	11.774127	13.12%	0
2015	11.436112	10.408794	-8.98%	0
2014	11.527832	11.436112	-0.80%	0
2013	10.716407	11.527832	7.57%	0
2012*	10.000000	10.716407	7.16%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.513697	15.091421	-2.72%	0
2017	12.557207	15.513697	23.54%	0
2016	12.154754	12.557207	3.31%	0
2015	13.251669	12.154754	-8.28%	0
2014	12.619340	13.251669	5.01%	0
2013	9.976047	12.619340	26.50%	0
2012*	10.000000	9.976047	-0.24%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	23.385394	22.860436	-2.24%	0
2017	20.332609	23.385394	15.01%	0
2016	20.018993	20.332609	1.57%	0
2015	20.479902	20.018993	-2.25%	0
2014	19.436140	20.479902	5.37%	0
2013	16.664924	19.436140	16.63%	0
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
2010	14.538633	15.302770	5.26%	0
2009	11.891972	14.538633	22.26%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.709845	9.329557	-3.92%	0
2017	9.649868	9.709845	0.62%	0
2016	9.696391	9.649868	-0.48%	0
2015*	10.000000	9.696391	-3.04%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	35.251532	34.901801	-0.99%	0
2017	27.853047	35.251532	26.56%	0
2016	28.064021	27.853047	-0.75%	0
2015	25.753605	28.064021	8.97%	0
2014	24.389393	25.753605	5.59%	0
2013	19.141071	24.389393	27.42%	0
2012	15.875501	19.141071	20.57%	0
2011	17.523245	15.875501	-9.40%	0
2010	16.904640	17.523245	3.66%	0
2009	11.892354	16.904640	42.15%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.057400	21.664700	-1.78%	0
2017	15.633801	22.057400	41.09%	0
2016	14.104390	15.633801	10.84%	0
2015	13.845152	14.104390	1.87%	0
2014	13.006210	13.845152	6.45%	0
2013	9.867743	13.006210	31.81%	0
2012*	10.000000	9.867743	-1.32%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	26.338156	21.755496	-17.40%	0
2017	20.681702	26.338156	27.35%	0
2016	22.770617	20.681702	-9.17%	0
2015	25.649229	22.770617	-11.22%	0
2014	29.975372	25.649229	-14.43%	0
2013	26.943221	29.975372	11.25%	0
2012	24.455200	26.943221	10.17%	0
2011	37.126604	24.455200	-34.13%	0
2010	30.504477	37.126604	21.71%	0
2009	17.498298	30.504477	74.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.311104	8.173742	-20.73%	0
2017	8.285303	10.311104	24.45%	0
2016	7.045948	8.285303	17.59%	0
2015	9.053812	7.045948	-22.18%	0
2014	9.752610	9.053812	-7.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	9.994500	9.628338	-3.66%	0
2017	9.883900	9.994500	1.12%	0
2016*	10.000000	9.883900	-1.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.571569	14.896202	-4.34%	0
2017	12.660334	15.571569	22.99%	0
2016	11.952332	12.660334	5.92%	0
2015	12.546988	11.952332	-4.74%	0
2014	13.932885	12.546988	-9.95%	0
2013	10.134558	13.932885	37.48%	0
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	29.498943	25.738887	-12.75%	0
2017	25.819998	29.498943	14.25%	0
2016	23.309682	25.819998	10.77%	0
2015	24.169982	23.309682	-3.56%	0
2014	22.529349	24.169982	7.28%	0
2013	17.067052	22.529349	32.00%	0
2012	15.129737	17.067052	12.80%	0
2011	15.613586	15.129737	-3.10%	0
2010	14.420816	15.613586	8.27%	0
2009	12.097353	14.420816	19.21%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.167967	15.964023	-12.13%	0
2017	14.714545	18.167967	23.47%	0
2016	14.554812	14.714545	1.10%	0
2015	14.062215	14.554812	3.50%	0
2014	14.283219	14.062215	-1.55%	0
2013	11.495138	14.283219	24.25%	0
2012	10.185979	11.495138	12.85%	0
2011	10.652058	10.185979	-4.38%	0
2010*	10.000000	10.652058	6.52%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.385194	12.124510	-2.10%	0
2017	9.930591	12.385194	24.72%	0
2016	9.637160	9.930591	3.04%	0
2015*	10.000000	9.637160	-3.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	11.630624	11.217646	-3.55%	0
2017	11.281320	11.630624	3.10%	0
2016	10.946093	11.281320	3.06%	0
2015	11.338447	10.946093	-3.46%	0
2014	10.827892	11.338447	4.72%	0
2013	11.187565	10.827892	-3.21%	0
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
2010	9.859661	10.256740	4.03%	0
2009	9.259434	9.859661	6.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	21.373588	19.338415	-9.52%	0
2017	20.033400	21.373588	6.69%	0
2016	18.608253	20.033400	7.66%	0
2015	19.342244	18.608253	-3.79%	0
2014	19.310659	19.342244	0.16%	0
2013	21.740143	19.310659	-11.18%	0
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
2010	17.042530	18.207313	6.83%	0
2009	13.454621	17.042530	26.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	9.995756	8.961758	-10.34%	0
2017	9.122660	9.995756	9.57%	0
2016	8.150343	9.122660	11.93%	0
2015*	10.000000	8.150343	-18.50%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	17.746159	16.032653	-9.66%	0
2017	15.510482	17.746159	14.41%	0
2016	14.352158	15.510482	8.07%	0
2015	15.881190	14.352158	-9.63%	0
2014	16.657430	15.881190	-4.66%	0
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0
2010*	10.000000	11.263489	12.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	23.978417	21.128974	-11.88%	0
2017	22.712701	23.978417	5.57%	0
2016	19.406608	22.712701	17.04%	0
2015	20.861624	19.406608	-6.97%	0
2014	18.972881	20.861624	9.95%	0
2013	14.801183	18.972881	28.18%	0
2012	13.285790	14.801183	11.41%	0
2011	13.580649	13.285790	-2.17%	0
2010	12.328664	13.580649	10.16%	0
2009*	10.000000	12.328664	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.323536	14.172514	-7.51%	0
2017	13.592659	15.323536	12.73%	0
2016	12.808847	13.592659	6.12%	0
2015	13.029314	12.808847	-1.69%	0
2014	12.747828	13.029314	2.21%	0
2013	10.621504	12.747828	20.02%	0
2012	9.429319	10.621504	12.64%	0
2011	9.596280	9.429319	-1.74%	0
2010	8.799821	9.596280	9.05%	0
2009	7.324387	8.799821	20.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.198544	9.820270	-3.71%	0
2017	10.149410	10.198544	0.48%	0
2016	10.155754	10.149410	-0.06%	0
2015	10.456377	10.155754	-2.88%	0
2014	10.231614	10.456377	2.20%	0
2013	10.787813	10.231614	-5.16%	0
2012	10.557831	10.787813	2.18%	0
2011	10.257288	10.557831	2.93%	0
2010	9.940957	10.257288	3.18%	0
2009	9.105233	9.940957	9.18%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	17.776892	15.672634	-11.84%	0
2017	13.941788	17.776892	27.51%	0
2016	14.293463	13.941788	-2.46%	0
2015	13.780880	14.293463	3.72%	0
2014	13.900870	13.780880	-0.86%	0
2013	11.099915	13.900870	25.23%	0
2012	9.339846	11.099915	18.84%	0
2011	10.578467	9.339846	-11.71%	0
2010	9.762915	10.578467	8.35%	0
2009	7.082184	9.762915	37.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.037959	17.441988	-3.30%	0
2017	14.497454	18.037959	24.42%	0
2016	13.653419	14.497454	6.18%	0
2015	13.178117	13.653419	3.61%	0
2014	12.526372	13.178117	5.20%	0
2013	9.927570	12.526372	26.18%	0
2012	8.686745	9.927570	14.28%	0
2011	9.361632	8.686745	-7.21%	0
2010	8.136030	9.361632	15.06%	0
2009	6.022020	8.136030	35.10%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.325859	14.591450	-4.79%	0
2017	12.910754	15.325859	18.71%	0
2016	11.937609	12.910754	8.15%	0
2015	12.130780	11.937609	-1.59%	0
2014	11.304781	12.130780	7.31%	0
2013	8.733162	11.304781	29.45%	0
2012	7.663770	8.733162	13.95%	0
2011	8.051973	7.663770	-4.82%	0
2010	7.453008	8.051973	8.04%	0
2009	5.858027	7.453008	27.23%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	13.768169	13.087048	-4.95%	0
2017	13.299802	13.768169	3.52%	0
2016	12.573578	13.299802	5.78%	0
2015	13.300318	12.573578	-5.46%	0
2014	13.151606	13.300318	1.13%	0
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
2010	11.303132	12.168708	7.66%	0
2009	9.334824	11.303132	21.09%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	25.902734	23.331500	-9.93%	0
2017	22.606854	25.902734	14.58%	0
2016	19.749754	22.606854	14.47%	0
2015	21.701497	19.749754	-8.99%	0
2014	20.465453	21.701497	6.04%	0
2013	15.537474	20.465453	31.72%	0
2012	13.507027	15.537474	15.03%	0
2011	14.236975	13.507027	-5.13%	0
2010	12.667615	14.236975	12.39%	0
2009	10.144665	12.667615	24.87%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.657052	9.494319	-10.91%	0
2017	9.242496	10.657052	15.30%	0
2016	9.219143	9.242496	0.25%	0
2015*	10.000000	9.219143	-7.81%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.002198	0.02%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	19.226771	18.153211	-5.58%	0
2017	18.498681	19.226771	3.94%	0
2016	16.644501	18.498681	11.14%	0
2015	17.555424	16.644501	-5.19%	0
2014	17.584840	17.555424	-0.17%	0
2013	16.870363	17.584840	4.24%	0
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0
2010	13.587739	14.967844	10.16%	0
2009	9.559860	13.587739	42.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.506681	14.337549	-7.54%	0
2017	12.766434	15.506681	21.46%	0
2016	11.548816	12.766434	10.54%	0
2015	12.006432	11.548816	-3.81%	0
2014	11.574101	12.006432	3.74%	0
2013	8.283076	11.574101	39.73%	0
2012	7.282953	8.283076	13.73%	0
2011	8.467882	7.282953	-13.99%	0
2010	7.538388	8.467882	12.33%	0
2009	5.062376	7.538388	48.91%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.547152	15.159880	-8.38%	0
2017	14.359295	16.547152	15.24%	0
2016	13.394976	14.359295	7.20%	0
2015	13.817438	13.394976	-3.06%	0
2014	12.843706	13.817438	7.58%	0
2013	9.522109	12.843706	34.88%	0
2012	8.782218	9.522109	8.42%	0
2011	9.325359	8.782218	-5.82%	0
2010	7.752377	9.325359	20.29%	0
2009	6.066437	7.752377	27.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	13.787667	11.978061	-13.12%	0
2017	11.821316	13.787667	16.63%	0
2016	11.205028	11.821316	5.50%	0
2015	11.715574	11.205028	-4.36%	0
2014	11.516624	11.715574	1.73%	0
2013	9.136844	11.516624	26.05%	0
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	0
2010	7.922212	8.865909	11.91%	0
2009	6.298845	7.922212	25.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.566764	11.469366	-8.73%	0
2017	11.519551	12.566764	9.09%	0
2016	11.151106	11.519551	3.30%	0
2015	11.577334	11.151106	-3.68%	0
2014	11.402468	11.577334	1.53%	0
2013	10.215475	11.402468	11.62%	0
2012	9.449060	10.215475	8.11%	0
2011	9.838045	9.449060	-3.95%	0
2010	9.153230	9.838045	7.48%	0
2009	7.846999	9.153230	16.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.350783	11.934573	-10.61%	0
2017	11.841468	13.350783	12.75%	0
2016	11.333116	11.841468	4.49%	0
2015	11.798423	11.333116	-3.94%	0
2014	11.575827	11.798423	1.92%	0
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
2010	8.619980	9.431342	9.41%	0
2009	7.131377	8.619980	20.87%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.123549	10.545082	-5.20%	0
2017	10.742423	11.123549	3.55%	0
2016	10.547475	10.742423	1.85%	0
2015	10.914719	10.547475	-3.36%	0
2014	10.849832	10.914719	0.60%	0
2013	10.621245	10.849832	2.15%	0
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
2010	9.887876	10.280530	3.97%	0
2009	8.986864	9.887876	10.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.424018	10.339793	-9.49%	0
2017	10.224326	11.424018	11.73%	0
2016	9.949019	10.224326	2.77%	0
2015	10.678433	9.949019	-6.83%	0
2014	10.726691	10.678433	-0.45%	0
2013*	10.000000	10.726691	7.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.731441	10.611102	-9.55%	0
2017	10.229790	11.731441	14.68%	0
2016	9.892874	10.229790	3.41%	0
2015	10.683223	9.892874	-7.40%	0
2014	10.863951	10.683223	-1.66%	0
2013*	10.000000	10.863951	8.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	12.993191	11.750657	-9.56%	0
2017	11.710010	12.993191	10.96%	0
2016	11.268462	11.710010	3.92%	0
2015	11.699950	11.268462	-3.69%	0
2014	11.493197	11.699950	1.80%	0
2013	10.021658	11.493197	14.68%	0
2012	9.161783	10.021658	9.39%	0
2011	9.635412	9.161783	-4.92%	0
2010	8.887030	9.635412	8.42%	0
2009	7.485944	8.887030	18.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.547407	11.933153	-11.92%	0
2017	11.785471	13.547407	14.95%	0
2016	11.251269	11.785471	4.75%	0
2015	11.734515	11.251269	-4.12%	0
2014	11.528076	11.734515	1.79%	0
2013	9.528537	11.528076	20.98%	0
2012	8.542514	9.528537	11.54%	0
2011	9.204611	8.542514	-7.19%	0
2010	8.344275	9.204611	10.31%	0
2009	6.771610	8.344275	23.22%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.134656	11.248680	-7.30%	0
2017	11.342709	12.134656	6.98%	0
2016	10.991362	11.342709	3.20%	0
2015	11.412153	10.991362	-3.69%	0
2014	11.263030	11.412153	1.32%	0
2013	10.400688	11.263030	8.29%	0
2012	9.709305	10.400688	7.12%	0
2011	10.000050	9.709305	-2.91%	0
2010	9.421073	10.000050	6.15%	0
2009	8.223539	9.421073	14.56%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.259933	10.884524	-3.33%	0
2017	11.101568	11.259933	1.43%	0
2016	10.859378	11.101568	2.23%	0
2015	11.254091	10.859378	-3.51%	0
2014	11.043715	11.254091	1.90%	0
2013	11.591093	11.043715	-4.72%	0
2012	11.078408	11.591093	4.63%	0
2011	10.710927	11.078408	3.43%	0
2010	10.304036	10.710927	3.95%	0
2009	9.747079	10.304036	5.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.004132	11.514457	-4.08%	0
2017	11.882371	12.004132	1.02%	0
2016	11.810918	11.882371	0.60%	0
2015	12.195521	11.810918	-3.15%	0
2014	11.944410	12.195521	2.10%	0
2013	12.526221	11.944410	-4.64%	0
2012	12.012972	12.526221	4.27%	0
2011	11.635401	12.012972	3.25%	0
2010	11.055045	11.635401	5.25%	0
2009	9.752854	11.055045	13.35%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.236123	11.571064	-12.58%	0
2017	11.532686	13.236123	14.77%	0
2016	10.634697	11.532686	8.44%	0
2015	11.280599	10.634697	-5.73%	0
2014	11.236171	11.280599	0.40%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.292923	11.029795	-10.28%	0
2017	11.092241	12.292923	10.82%	0
2016	10.474764	11.092241	5.89%	0
2015	10.952887	10.474764	-4.37%	0
2014	11.045740	10.952887	-0.84%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	26.362254	25.264322	-4.16%	0
2017	21.309347	26.362254	23.71%	0
2016	21.183540	21.309347	0.59%	0
2015	20.759076	21.183540	2.04%	0
2014	19.642326	20.759076	5.69%	0
2013	14.804740	19.642326	32.68%	0
2012	12.842741	14.804740	15.28%	0
2011	13.529183	12.842741	-5.07%	0
2010	12.806508	13.529183	5.64%	0
2009*	10.000000	12.806508	28.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	31.029930	24.870182	-19.85%	0
2017	22.568343	31.029930	37.49%	0
2016	21.567892	22.568343	4.64%	0
2015	26.448981	21.567892	-18.45%	0
2014	28.820755	26.448981	-8.23%	0
2013	29.478964	28.820755	-2.23%	0
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
2010	30.441576	34.351589	12.84%	0
2009	19.173609	30.441576	58.77%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.667386	10.378188	-2.71%	0
2017	10.733235	10.667386	-0.61%	0
2016	10.943430	10.733235	-1.92%	0
2015	11.253591	10.943430	-2.76%	0
2014	11.054816	11.253591	1.80%	0
2013	11.835799	11.054816	-6.60%	0
2012	11.798153	11.835799	0.32%	0
2011	11.298641	11.798153	4.42%	0
2010	11.076507	11.298641	2.01%	0
2009	11.080107	11.076507	-0.03%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	7.831914	7.729257	-1.31%	0
2017	8.010754	7.831914	-2.23%	0
2016	8.227585	8.010754	-2.64%	0
2015	8.451546	8.227585	-2.65%	0
2014	8.681607	8.451546	-2.65%	0
2013	8.917938	8.681607	-2.65%	0
2012	9.161369	8.917938	-2.66%	0
2011	9.410052	9.161369	-2.64%	0
2010	9.666191	9.410052	-2.65%	0
2009	9.925151	9.666191	-2.61%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.310858	7.721151	-17.07%	0
2017	7.525858	9.310858	23.72%	0
2016	7.681479	7.525858	-2.03%	0
2015	8.153251	7.681479	-5.79%	0
2014	8.435949	8.153251	-3.35%	0
2013	7.370964	8.435949	14.45%	0
2012	6.571446	7.370964	12.17%	0
2011	7.500056	6.571446	-12.38%	0
2010	6.817530	7.500056	10.01%	0
2009	5.409864	6.817530	26.02%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	9.942930	8.310710	-16.42%	0
2017	8.205847	9.942930	21.17%	0
2016	8.384738	8.205847	-2.13%	0
2015	8.734363	8.384738	-4.00%	0
2014	9.563986	8.734363	-8.67%	0
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0
2010	7.953071	8.315307	4.55%	0
2009	6.352273	7.953071	25.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	25.019713	22.196416	-11.28%	0
2017	21.699514	25.019713	15.30%	0
2016	20.360766	21.699514	6.58%	0
2015	21.125943	20.360766	-3.62%	0
2014	20.670538	21.125943	2.20%	0
2013	16.686340	20.670538	23.88%	0
2012	14.789566	16.686340	12.83%	0
2011	15.813098	14.789566	-6.47%	0
2010	14.170243	15.813098	11.59%	0
2009	11.442890	14.170243	23.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.638071	14.483182	-7.39%	0
2017	14.453677	15.638071	8.19%	0
2016	13.965799	14.453677	3.49%	0
2015	14.370949	13.965799	-2.82%	0
2014	14.114934	14.370949	1.81%	0
2013	12.783089	14.114934	10.42%	0
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
2010	11.433441	12.223009	6.91%	0
2009*	10.000000	11.433441	14.33%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	18.637493	16.966951	-8.96%	0
2017	16.674079	18.637493	11.78%	0
2016	15.896388	16.674079	4.89%	0
2015	16.416468	15.896388	-3.17%	0
2014	16.027981	16.416468	2.42%	0
2013	13.778148	16.027981	16.33%	0
2012	12.609411	13.778148	9.27%	0
2011	13.074275	12.609411	-3.56%	0
2010	11.987740	13.074275	9.06%	0
2009*	10.000000	11.987740	19.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.493284	11.941109	-4.42%	0
2017	12.142387	12.493284	2.89%	0
2016	11.961958	12.142387	1.51%	0
2015	12.255152	11.961958	-2.39%	0
2014	12.117340	12.255152	1.14%	0
2013	11.873485	12.117340	2.05%	0
2012	11.597274	11.873485	2.38%	0
2011	11.572997	11.597274	0.21%	0
2010	11.226422	11.572997	3.09%	0
2009	10.571603	11.226422	6.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.338398	10.415376	-8.14%	0
2017	10.213111	11.338398	11.02%	0
2016	9.923895	10.213111	2.91%	0
2015	10.535557	9.923895	-5.81%	0
2014	10.562946	10.535557	-0.26%	0
2013*	10.000000	10.562946	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.693839	10.693078	-8.56%	0
2017	10.269207	11.693839	13.87%	0
2016	9.862422	10.269207	4.12%	0
2015	10.548121	9.862422	-6.50%	0
2014	10.650620	10.548121	-0.96%	0
2013*	10.000000	10.650620	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	18.766677	17.228999	-8.19%	0
2017	17.069445	18.766677	9.94%	0
2016	16.363896	17.069445	4.31%	0
2015	16.865817	16.363896	-2.98%	0
2014	16.471514	16.865817	2.39%	0
2013	14.507539	16.471514	13.54%	0
2012	13.449250	14.507539	7.87%	0
2011	13.820146	13.449250	-2.68%	0
2010	12.799254	13.820146	7.98%	0
2009	11.035880	12.799254	15.98%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.427375	20.142910	-10.19%	0
2017	19.743082	22.427375	13.60%	0
2016	18.693470	19.743082	5.61%	0
2015	19.343561	18.693470	-3.36%	0
2014	18.931687	19.343561	2.18%	0
2013	15.890853	18.931687	19.14%	0
2012	14.349835	15.890853	10.74%	0
2011	15.059948	14.349835	-4.72%	0
2010	13.710012	15.059948	9.85%	0
2009	11.321592	13.710012	21.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	15.574371	14.593614	-6.30%	0
2017	14.647821	15.574371	6.33%	0
2016	14.233672	14.647821	2.91%	0
2015	14.625623	14.233672	-2.68%	0
2014	14.343929	14.625623	1.96%	0
2013	13.334852	14.343929	7.57%	0
2012	12.679315	13.334852	5.17%	0
2011	12.760470	12.679315	-0.64%	0
2010	12.078968	12.760470	5.64%	0
2009	10.830646	12.078968	11.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.372813	10.536123	-7.36%	0
2017	9.937163	11.372813	14.45%	0
2016	9.403149	9.937163	5.68%	0
2015	9.881177	9.403149	-4.84%	0
2014*	10.000000	9.881177	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.469101	11.824291	-5.17%	0
2017	10.524060	12.469101	18.48%	0
2016	9.822978	10.524060	7.14%	0
2015	10.076142	9.822978	-2.51%	0
2014*	10.000000	10.076142	0.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	37.047506	31.954778	-13.75%	0
2017	32.866733	37.047506	12.72%	0
2016	28.064549	32.866733	17.11%	0
2015	29.578146	28.064549	-5.12%	0
2014	27.767526	29.578146	6.52%	0
2013	21.438081	27.767526	29.52%	0
2012	18.747259	21.438081	14.35%	0
2011	19.759372	18.747259	-5.12%	0
2010	16.082724	19.759372	22.86%	0
2009	12.080328	16.082724	33.13%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.099713	9.002786	-18.89%	0
2017	9.081740	11.099713	22.22%	0
2016	9.564713	9.081740	-5.05%	0
2015	9.889883	9.564713	-3.29%	0
2014	10.298393	9.889883	-3.97%	0
2013	8.737078	10.298393	17.87%	0
2012	7.769580	8.737078	12.45%	0
2011	8.830572	7.769580	-12.01%	0
2010	7.970391	8.830572	10.79%	0
2009	6.015336	7.970391	32.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	15.116058	12.162443	-19.54%	0
2017	12.670840	15.116058	19.30%	0
2016	12.397263	12.670840	2.21%	0
2015	13.454099	12.397263	-7.86%	0
2014	15.301228	13.454099	-12.07%	0
2013	12.984403	15.301228	17.84%	0
2012	11.395875	12.984403	13.94%	0
2011	14.004450	11.395875	-18.63%	0
2010	13.584592	14.004450	3.09%	0
2009	10.774956	13.584592	26.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	16.643480	15.657095	-5.93%	0
2017	13.162247	16.643480	26.45%	0
2016	13.255726	13.162247	-0.71%	0
2015	13.203353	13.255726	0.40%	0
2014	12.313165	13.203353	7.23%	0
2013	9.409853	12.313165	30.85%	0
2012	8.323184	9.409853	13.06%	0
2011	8.834864	8.323184	-5.79%	0
2010	7.866930	8.834864	12.30%	0
2009	6.247328	7.866930	25.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	14.820226	12.723923	-14.14%	0
2017	13.310747	14.820226	11.34%	0
2016	11.781617	13.310747	12.98%	0
2015	12.533109	11.781617	-6.00%	0
2014	11.678059	12.533109	7.32%	0
2013	8.883950	11.678059	31.45%	0
2012	7.761048	8.883950	14.47%	0
2011	8.489146	7.761048	-8.58%	0
2010	7.734257	8.489146	9.76%	0
2009	6.235533	7.734257	24.04%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.451335	14.884167	-9.53%	0
2017	13.250755	16.451335	24.15%	0
2016	12.833311	13.250755	3.25%	0
2015	13.228448	12.833311	-2.99%	0
2014	13.101259	13.228448	0.97%	0
2013	9.709307	13.101259	34.94%	0
2012	8.700139	9.709307	11.60%	0
2011	9.352823	8.700139	-6.98%	0
2010	7.596483	9.352823	23.12%	0
2009	6.158477	7.596483	23.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.087469	16.134535	-15.47%	0
2017	17.222093	19.087469	10.83%	0
2016	15.042878	17.222093	14.49%	0
2015	15.911577	15.042878	-5.46%	0
2014	13.967378	15.911577	13.92%	0
2013	10.574608	13.967378	32.08%	0
2012	9.336940	10.574608	13.26%	0
2011	9.818541	9.336940	-4.91%	0
2010	8.430486	9.818541	16.46%	0
2009	6.637541	8.430486	27.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	24.509004	21.895530	-10.66%	0
2017	20.196333	24.509004	21.35%	0
2016	19.197583	20.196333	5.20%	0
2015	19.616351	19.197583	-2.13%	0
2014	19.651593	19.616351	-0.18%	0
2013	14.022958	19.651593	40.14%	0
2012	12.737823	14.022958	10.09%	0
2011	13.197553	12.737823	-3.48%	0
2010	10.836099	13.197553	21.79%	0
2009	8.751781	10.836099	23.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	34.852740	28.114656	-19.33%	0
2017	32.917360	34.852740	5.88%	0
2016	26.916302	32.917360	22.30%	0
2015	29.504842	26.916302	-8.77%	0
2014	28.387526	29.504842	3.94%	0
2013	20.824777	28.387526	36.32%	0
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
2010	15.690344	19.318917	23.13%	0
2009	12.805895	15.690344	22.52%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	32.655409	27.705602	-15.16%	0
2017	29.630647	32.655409	10.21%	0
2016	24.835870	29.630647	19.31%	0
2015	26.004882	24.835870	-4.50%	0
2014	26.565188	26.004882	-2.11%	0
2013	19.414854	26.565188	36.83%	0
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
2010	15.512831	18.874582	21.67%	0
2009	11.853877	15.512831	30.87%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	23.912615	23.210752	-2.94%	0
2017	20.426167	23.912615	17.07%	0
2016	18.874539	20.426167	8.22%	0
2015	19.260887	18.874539	-2.01%	0
2014	17.694338	19.260887	8.85%	0
2013	13.896886	17.694338	27.33%	0
2012	12.539652	13.896886	10.82%	0
2011	12.831777	12.539652	-2.28%	0
2010	11.641432	12.831777	10.23%	0
2009	9.524273	11.641432	22.23%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.803731	11.956833	-6.61%	0
2017	12.390032	12.803731	3.34%	0
2016	11.874002	12.390032	4.35%	0
2015	12.929116	11.874002	-8.16%	0
2014	10.326723	12.929116	25.20%	0
2013	10.328946	10.326723	-0.02%	0
2012	9.180288	10.328946	12.51%	0
2011	8.884256	9.180288	3.33%	0
2010	7.029492	8.884256	26.39%	0
2009	5.532729	7.029492	27.05%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.050032	14.860934	-7.41%	0
2017	13.599162	16.050032	18.02%	0
2016	12.539272	13.599162	8.45%	0
2015	12.760299	12.539272	-1.73%	0
2014	11.591731	12.760299	10.08%	0
2013*	10.000000	11.591731	15.92%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.210968	9.039099	-1.87%	0
2017	9.313914	9.210968	-1.11%	0
2016	9.334158	9.313914	-0.22%	0
2015	9.621082	9.334158	-2.98%	0
2014	9.834411	9.621082	-2.17%	0
2013	10.091490	9.834411	-2.55%	0
2012	10.014066	10.091490	0.77%	0
2011	10.154102	10.014066	-1.38%	0
2010	10.184070	10.154102	-0.29%	0
2009	9.766869	10.184070	4.27%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.355010	13.250294	-13.71%	0
2017	13.812916	15.355010	11.16%	0
2016	11.737978	13.812916	17.68%	0
2015	12.676435	11.737978	-7.40%	0
2014	12.454663	12.676435	1.78%	0
2013*	10.000000	12.454663	24.55%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.128807	12.415143	-17.94%	0
2017	12.662581	15.128807	19.48%	0
2016	12.862917	12.662581	-1.56%	0
2015	13.749865	12.862917	-6.45%	0
2014	15.377057	13.749865	-10.58%	0
2013	13.152570	15.377057	16.91%	0
2012	11.300509	13.152570	16.39%	0
2011	13.254889	11.300509	-14.74%	0
2010	12.802957	13.254889	3.53%	0
2009*	10.000000	12.802957	28.03%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	31.374882	28.535700	-9.05%	0
2017	25.871440	31.374882	21.27%	0
2016	25.512018	25.871440	1.41%	0
2015	25.948444	25.512018	-1.68%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.567196	8.424065	-1.67%	0
2017	8.722032	8.567196	-1.78%	0
2016	8.850889	8.722032	-1.46%	0
2015	9.075153	8.850889	-2.47%	0
2014	9.265677	9.075153	-2.06%	0
2013	9.459560	9.265677	-2.05%	0
2012	9.289914	9.459560	1.83%	0
2011	9.514627	9.289914	-2.36%	0
2010	9.282994	9.514627	2.50%	0
2009	8.414262	9.282994	10.32%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	25.575401	23.468316	-8.24%	0
2017	22.181463	25.575401	15.30%	0
2016	20.738328	22.181463	6.96%	0
2015	21.402088	20.738328	-3.10%	0
2014	19.916895	21.402088	7.46%	0
2013	14.867891	19.916895	33.96%	0
2012	13.762519	14.867891	8.03%	0
2011	14.585726	13.762519	-5.64%	0
2010	12.195172	14.585726	19.60%	0
2009	9.531696	12.195172	27.94%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	10.857012	9.890524	-8.90%	0
2017	10.115748	10.857012	7.33%	0
2016	9.819295	10.115748	3.02%	0
2015	10.591817	9.819295	-7.29%	0
2014	10.595123	10.591817	-0.03%	0
2013	10.127373	10.595123	4.62%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.686800	10.341630	-11.51%	0
2017	10.230464	11.686800	14.24%	0
2016	9.993344	10.230464	2.37%	0
2015	11.327873	9.993344	-11.78%	0
2014	11.534303	11.327873	-1.79%	0
2013	10.245910	11.534303	12.57%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	11.560278	10.395325	-10.08%	0
2017	10.450972	11.560278	10.61%	0
2016	10.141864	10.450972	3.05%	0
2015	11.162836	10.141864	-9.15%	0
2014	11.187216	11.162836	-0.22%	0
2013	10.263527	11.187216	9.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	33.811546	28.502251	-15.70%	0
2017	25.475919	33.811546	32.72%	0
2016	26.208698	25.475919	-2.80%	0
2015	25.968534	26.208698	0.92%	0
2014	26.138085	25.968534	-0.65%	0
2013	21.142600	26.138085	23.63%	0
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
2010	17.901975	20.164747	12.64%	0
2009	13.196085	17.901975	35.66%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.935349	9.231617	-7.08%	0
2017	9.624077	9.935349	3.23%	0
2016	9.302518	9.624077	3.46%	0
2015	9.799988	9.302518	-5.08%	0
2014	9.822044	9.799988	-0.22%	0
2013	10.126603	9.822044	-3.01%	0
2012*	10.000000	10.126603	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.475770	8.202834	-21.70%	0
2017	8.509626	10.475770	23.10%	0
2016	8.984601	8.509626	-5.29%	0
2015	8.951190	8.984601	0.37%	0
2014*	10.000000	8.951190	-10.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	25.256209	22.592426	-10.55%	0
2017	22.241498	25.256209	13.55%	0
2016	20.526060	22.241498	8.36%	0
2015	20.449475	20.526060	0.37%	0
2014	19.027169	20.449475	7.48%	0
2013	14.869895	19.027169	27.96%	0
2012	13.099764	14.869895	13.51%	0
2011	13.498076	13.099764	-2.95%	0
2010	11.970740	13.498076	12.76%	0
2009	9.607194	11.970740	24.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	36.001462	31.348736	-12.92%	0
2017	32.462792	36.001462	10.90%	0
2016	28.336200	32.462792	14.56%	0
2015	30.996578	28.336200	-8.58%	0
2014	28.516799	30.996578	8.70%	0
2013	20.830440	28.516799	36.90%	0
2012	18.185375	20.830440	14.55%	0
2011	19.135435	18.185375	-4.96%	0
2010	15.973049	19.135435	19.80%	0
2009	11.986890	15.973049	33.25%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.762147	9.904771	-7.97%	0
2017	9.749813	10.762147	10.38%	0
2016	8.869767	9.749813	9.92%	0
2015	10.033174	8.869767	-11.60%	0
2014	10.259652	10.033174	-2.21%	0
2013	10.527435	10.259652	-2.54%	0
2012*	10.000000	10.527435	5.27%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.026452	9.288393	-7.36%	0
2017	9.381131	10.026452	6.88%	0
2016	8.511198	9.381131	10.22%	0
2015	8.954671	8.511198	-4.95%	0
2014	9.071021	8.954671	-1.28%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.748581	10.036023	-6.63%	0
2017	9.970103	10.748581	7.81%	0
2016	9.951805	9.970103	0.18%	0
2015	11.012921	9.951805	-9.64%	0
2014	11.278769	11.012921	-2.36%	0
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
2010	10.771245	11.468568	6.47%	0
2009*	10.000000	10.771245	7.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.161160	9.913885	-2.43%	0
2017	10.307917	10.161160	-1.42%	0
2016	10.451343	10.307917	-1.37%	0
2015	10.713475	10.451343	-2.45%	0
2014	10.923373	10.713475	-1.92%	0
2013	11.246847	10.923373	-2.88%	0
2012	10.925588	11.246847	2.94%	0
2011	11.110206	10.925588	-1.66%	0
2010	10.849988	11.110206	2.40%	0
2009*	10.000000	10.849988	8.50%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.982040	9.854753	-1.28%	0
2017	10.021986	9.982040	-0.40%	0
2016*	10.000000	10.021986	0.22%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.170961	9.837110	-3.28%	0
2017	9.966945	10.170961	2.05%	0
2016	9.979683	9.966945	-0.13%	0
2015	10.217049	9.979683	-2.32%	0
2014	10.075284	10.217049	1.41%	0
2013	10.566487	10.075284	-4.65%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.161903	9.942149	-10.93%	0
2017*	10.000000	11.161903	11.62%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.096886	13.051248	-0.35%	0
2017	10.276400	13.096886	27.45%	0
2016*	10.000000	10.276400	2.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	17.897665	14.090724	-21.27%	0
2017	14.522988	17.897665	23.24%	0
2016	15.292447	14.522988	-5.03%	0
2015	15.686815	15.292447	-2.51%	0
2014	17.285521	15.686815	-9.25%	0
2013	13.864034	17.285521	24.68%	0
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
2010	13.486729	14.446049	7.11%	0
2009	11.115746	13.486729	21.33%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	31.618080	31.039108	-1.83%	0
2017	25.510064	31.618080	23.94%	0
2016	29.347525	25.510064	-13.08%	0
2015	26.803846	29.347525	9.49%	0
2014	20.981677	26.803846	27.75%	0
2013	14.319251	20.981677	46.53%	0
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
2010*	10.000000	10.448721	4.49%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.932766	4.829926	-30.33%	0
2017	7.264129	6.932766	-4.56%	0
2016	5.202650	7.264129	39.62%	0
2015	8.052256	5.202650	-35.39%	0
2014	10.255998	8.052256	-21.49%	0
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.091235	4.950351	-30.19%	0
2017	7.409518	7.091235	-4.30%	0
2016	5.295803	7.409518	39.91%	0
2015	8.174360	5.295803	-35.21%	0
2014	10.380232	8.174360	-21.25%	0
2013	9.646631	10.380232	7.60%	0
2012*	10.000000	9.646631	-3.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	25.238075	24.886907	-1.39%	0
2017	20.596901	25.238075	22.53%	0
2016	19.634941	20.596901	4.90%	0
2015	20.768220	19.634941	-5.46%	0
2014	21.741997	20.768220	-4.48%	0
2013	14.866034	21.741997	46.25%	0
2012	14.157393	14.866034	5.01%	0
2011	15.242754	14.157393	-7.12%	0
2010	12.350668	15.242754	23.42%	0
2009	8.311425	12.350668	48.60%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	11.935185	10.757972	-9.86%	0
2017	10.728678	11.935185	11.25%	0
2016	10.666504	10.728678	0.58%	0
2015	11.106922	10.666504	-3.97%	0
2014	10.954301	11.106922	1.39%	0
2013	10.057982	10.954301	8.91%	0
2012*	10.000000	10.057982	0.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	25.900542	23.724469	-8.40%	0
2017	22.443123	25.900542	15.41%	0
2016	20.765304	22.443123	8.08%	0
2015	21.041329	20.765304	-1.31%	0
2014	19.786916	21.041329	6.34%	0
2013	15.109026	19.786916	30.96%	0
2012	13.245170	15.109026	14.07%	0
2011	12.832930	13.245170	3.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.585912	-24.14%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	36.712815	30.252675	-17.60%	0
2017	33.432383	36.712815	9.81%	0
2016	27.531562	33.432383	21.43%	0
2015	30.004170	27.531562	-8.24%	0
2014	28.304670	30.004170	6.00%	0
2013	21.135297	28.304670	33.92%	0
2012	18.336537	21.135297	15.26%	0
2011	20.622656	18.336537	-11.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.433285	10.809367	-5.46%	0
2017	11.333529	11.433285	0.88%	0
2016	11.157629	11.333529	1.58%	0
2015	11.757503	11.157629	-5.10%	0
2014	11.697770	11.757503	0.51%	0
2013	13.136334	11.697770	-10.95%	0
2012	12.573109	13.136334	4.48%	0
2011	11.562880	12.573109	8.74%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	24.943898	22.520900	-9.71%	0
2017	21.308716	24.943898	17.06%	0
2016	19.344803	21.308716	10.15%	0
2015	21.139250	19.344803	-8.49%	0
2014	19.340760	21.139250	9.30%	0
2013	14.671260	19.340760	31.83%	0
2012	13.174589	14.671260	11.36%	0
2011	13.163325	13.174589	0.09%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	25.619149	21.692707	-15.33%	0
2017	23.619328	25.619149	8.47%	0
2016	19.779342	23.619328	19.41%	0
2015	20.654511	19.779342	-4.24%	0
2014	18.262046	20.654511	13.10%	0
2013	14.448424	18.262046	26.39%	0
2012	12.776923	14.448424	13.08%	0
2011	13.242389	12.776923	-3.51%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	12.286098	11.367367	-7.48%	0
2017	10.997788	12.286098	11.71%	0
2016	10.535717	10.997788	4.39%	0
2015	10.945378	10.535717	-3.74%	0
2014	10.931171	10.945378	0.13%	0
2013*	10.000000	10.931171	9.31%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.446570	9.869431	-5.52%	0
2017	10.025961	10.446570	4.20%	0
2016	9.132682	10.025961	9.78%	0
2015*	10.000000	9.132682	-8.67%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.714572	9.382680	-3.42%	0
2017	9.673250	9.714572	0.43%	0
2016	9.702338	9.673250	-0.30%	0
2015*	10.000000	9.702338	-2.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.385046	11.155147	-9.93%	0
2017	10.925909	12.385046	13.35%	0
2016	9.674539	10.925909	12.93%	0
2015*	10.000000	9.674539	-3.25%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.228540	13.692213	-10.09%	0
2017	13.763140	15.228540	10.65%	0
2016	13.625514	13.763140	1.01%	0
2015	14.145278	13.625514	-3.67%	0
2014	14.262251	14.145278	-0.82%	0
2013	12.811111	14.262251	11.33%	0
2012	11.974023	12.811111	6.99%	0
2011	12.770476	11.974023	-6.24%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.111109	9.443270	-6.61%	0
2017*	10.000000	10.111109	1.11%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.722672	12.703876	-19.20%	0
2017	14.457712	15.722672	8.75%	0
2016	11.334300	14.457712	27.56%	0
2015	12.453705	11.334300	-8.99%	0
2014	12.118455	12.453705	2.77%	0
2013*	10.000000	12.118455	21.18%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.838498	10.530651	-17.98%	0
2017	11.468705	12.838498	11.94%	0
2016	10.230741	11.468705	12.10%	0
2015	10.786089	10.230741	-5.15%	0
2014*	10.000000	10.786089	7.86%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	37.667269	33.355187	-11.45%	0
2017	34.437954	37.667269	9.38%	0
2016	28.148748	34.437954	22.34%	0
2015	29.619967	28.148748	-4.97%	0
2014	28.958802	29.619967	2.28%	0
2013	21.150419	28.958802	36.92%	0
2012	18.782006	21.150419	12.61%	0
2011	19.194143	18.782006	-2.15%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	26.940867	24.936918	-7.44%	0
2017	22.840917	26.940867	17.95%	0
2016	21.063046	22.840917	8.44%	0
2015	21.461173	21.063046	-1.86%	0
2014	19.501176	21.461173	10.05%	0
2013	15.217313	19.501176	28.15%	0
2012	13.544599	15.217313	12.35%	0
2011	13.697694	13.544599	-1.12%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	23.735269	21.450597	-9.63%	0
2017	19.204636	23.735269	23.59%	0
2016	18.336283	19.204636	4.74%	0
2015	19.370835	18.336283	-5.34%	0
2014	18.463273	19.370835	4.92%	0
2013	15.704754	18.463273	17.56%	0
2012	14.655789	15.704754	7.16%	0
2011	13.851029	14.655789	5.81%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	22.502919	17.669120	-21.48%	0
2017	18.593861	22.502919	21.02%	0
2016	16.361367	18.593861	13.64%	0
2015	17.250562	16.361367	-5.15%	0
2014	17.498104	17.250562	-1.41%	0
2013	12.132878	17.498104	44.22%	0
2012	10.371250	12.132878	16.99%	0
2011	12.402246	10.371250	-16.38%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.091971	9.809589	-2.80%	0
2017	10.026094	10.091971	0.66%	0
2016	9.457490	10.026094	6.01%	0
2015	9.817340	9.457490	-3.67%	0
2014*	10.000000	9.817340	-1.83%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.006257	-9.94%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	11.796998	11.386837	-3.48%	0
2017	11.685298	11.796998	0.96%	0
2016	11.598991	11.685298	0.74%	0
2015	11.973483	11.598991	-3.13%	0
2014	11.888114	11.973483	0.72%	0
2013	12.127014	11.888114	-1.97%	0
2012	11.388560	12.127014	6.48%	0
2011	11.475304	11.388560	-0.76%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.166519	-18.33%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	14.652825	13.647490	-6.86%	0
2017	13.349831	14.652825	9.76%	0
2016	13.037356	13.349831	2.40%	0
2015	13.470610	13.037356	-3.22%	0
2014	13.284968	13.470610	1.40%	0
2013	12.061826	13.284968	10.14%	0
2012	11.110388	12.061826	8.56%	0
2011	11.467007	11.110388	-3.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	15.755580	14.396134	-8.63%	0
2017	13.926835	15.755580	13.13%	0
2016	13.527256	13.926835	2.95%	0
2015	13.966787	13.527256	-3.15%	0
2014	13.723716	13.966787	1.77%	0
2013	12.197378	13.723716	12.51%	0
2012	11.087426	12.197378	10.01%	0
2011	11.537694	11.087426	-3.90%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	17.148400	15.338995	-10.55%	0
2017	14.601134	17.148400	17.45%	0
2016	14.106056	14.601134	3.51%	0
2015	14.574729	14.106056	-3.22%	0
2014	14.300861	14.574729	1.92%	0
2013	12.105842	14.300861	18.13%	0
2012	10.802523	12.105842	12.06%	0
2011	11.424931	10.802523	-5.45%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.680083	10.858302	-7.04%	0
2017	10.337198	11.680083	12.99%	0
2016*	10.000000	10.337198	3.37%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	14.392267	10.533433	-26.81%	0
2017	15.212713	14.392267	-5.39%	0
2016	11.710149	15.212713	29.91%	0
2015	15.186970	11.710149	-22.89%	0
2014	17.893189	15.186970	-15.12%	0
2013	14.812885	17.893189	20.79%	0
2012	14.536729	14.812885	1.90%	0
2011	15.758809	14.536729	-7.75%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	23.350542	20.776984	-11.02%	0
2017	21.301778	23.350542	9.62%	0
2016	18.597646	21.301778	14.54%	0
2015	19.959781	18.597646	-6.82%	0
2014	18.910154	19.959781	5.55%	0
2013	15.203784	18.910154	24.38%	0
2012	13.349789	15.203784	13.89%	0
2011	13.630241	13.349789	-2.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.659440	11.183510	-11.66%	0
2017	11.156352	12.659440	13.47%	0
2016*	10.000000	11.156352	11.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	28.669340	27.770248	-3.14%	0
2017	21.853463	28.669340	31.19%	0
2016	22.335379	21.853463	-2.16%	0
2015	21.472607	22.335379	4.02%	0
2014	19.879156	21.472607	8.02%	0
2013	15.022343	19.879156	32.33%	0
2012	13.496267	15.022343	11.31%	0
2011	13.874499	13.496267	-2.73%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.075101	11.654838	-3.48%	0
2017	11.932869	12.075101	1.19%	0
2016	11.737477	11.932869	1.66%	0
2015	12.166594	11.737477	-3.53%	0
2014	11.839094	12.166594	2.77%	0
2013	12.424572	11.839094	-4.71%	0
2012	12.092556	12.424572	2.75%	0
2011	11.610331	12.092556	4.15%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	39.079699	32.401837	-17.09%	0
2017	33.318108	39.079699	17.29%	0
2016	30.592439	33.318108	8.91%	0
2015	31.962083	30.592439	-4.29%	0
2014	30.980450	31.962083	3.17%	0
2013	23.433923	30.980450	32.20%	0
2012	21.024059	23.433923	11.46%	0
2011	24.236932	21.024059	-13.26%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	22.323787	18.447357	-17.36%	0
2017	17.648697	22.323787	26.49%	0
2016	19.145788	17.648697	-7.82%	0
2015	19.049234	19.145788	0.51%	0
2014	21.349342	19.049234	-10.77%	0
2013	16.856354	21.349342	26.65%	0
2012	14.392197	16.856354	17.12%	0
2011	17.894027	14.392197	-19.57%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	31.256539	25.086658	-19.74%	0
2017	26.973140	31.256539	15.88%	0
2016	25.367514	26.973140	6.33%	0
2015	26.930790	25.367514	-5.80%	0
2014	25.985683	26.930790	3.64%	0
2013	20.514290	25.985683	26.67%	0
2012	16.593742	20.514290	23.63%	0
2011	18.747871	16.593742	-11.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.607126	11.081355	-12.10%	0
2017	11.569966	12.607126	8.96%	0
2016	10.505423	11.569966	10.13%	0
2015	11.512315	10.505423	-8.75%	0
2014	11.504160	11.512315	0.07%	0
2013	9.552529	11.504160	20.43%	0
2012	8.512935	9.552529	12.21%	0
2011	8.885707	8.512935	-4.20%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	14.524521	13.522003	-6.90%	0
2017	13.609855	14.524521	6.72%	0
2016	12.266228	13.609855	10.95%	0
2015	13.563524	12.266228	-9.56%	0
2014	13.324868	13.563524	1.79%	0
2013	12.018933	13.324868	10.87%	0
2012	10.965785	12.018933	9.60%	0
2011	11.006965	10.965785	-0.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	27.073462	25.001576	-7.65%	0
2017	23.077798	27.073462	17.31%	0
2016	20.437620	23.077798	12.92%	0
2015	21.800063	20.437620	-6.25%	0
2014	20.607392	21.800063	5.79%	0
2013	16.330540	20.607392	26.19%	0
2012	14.991521	16.330540	8.93%	0
2011	14.534651	14.991521	3.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	34.497322	29.238815	-15.24%	0
2017	32.039047	34.497322	7.67%	0
2016	25.290614	32.039047	26.68%	0
2015	28.065850	25.290614	-9.89%	0
2014	28.681125	28.065850	-2.15%	0
2013	21.636006	28.681125	32.56%	0
2012	18.783774	21.636006	15.18%	0
2011	20.058303	18.783774	-6.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.307333	9.262633	-18.08%	0
2017	8.275752	11.307333	36.63%	0
2016	7.241587	8.275752	14.28%	0
2015	9.257546	7.241587	-21.78%	0
2014*	10.000000	9.257546	-7.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	20.330176	16.723810	-17.74%	0
2017	17.903846	20.330176	13.55%	0
2016	17.167489	17.903846	4.29%	0
2015	18.869266	17.167489	-9.02%	0
2014	21.822403	18.869266	-13.53%	0
2013	18.238176	21.822403	19.65%	0
2012	15.854649	18.238176	15.03%	0
2011	18.233093	15.854649	-13.04%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.159663	9.083648	-0.83%	0
2017	9.235284	9.159663	-0.82%	0
2016	9.219898	9.235284	0.17%	0
2015	9.902094	9.219898	-6.89%	0
2014*	10.000000	9.902094	-0.98%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.589126	10.785606	-6.93%	0
2017	10.529194	11.589126	10.07%	0
2016	10.370692	10.529194	1.53%	0
2015	11.316865	10.370692	-8.36%	0
2014	11.189420	11.316865	1.14%	0
2013	10.126064	11.189420	10.50%	0
2012*	10.000000	10.126064	1.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.316348	-6.84%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.675673	8.935327	-7.65%	0
2017	9.590966	9.675673	0.88%	0
2016	9.904271	9.590966	-3.16%	0
2015	9.994336	9.904271	-0.90%	0
2014	9.814354	9.994336	1.83%	0
2013*	10.000000	9.814354	-1.86%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.103864	15.992023	-6.50%	0
2017	13.837094	17.103864	23.61%	0
2016	13.938844	13.837094	-0.73%	0
2015	13.676043	13.938844	1.92%	0
2014	12.994117	13.676043	5.25%	0
2013	9.552880	12.994117	36.02%	0
2012*	10.000000	9.552880	-4.47%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.299268	12.297276	-14.00%	0
2017	12.816769	14.299268	11.57%	0
2016	11.639367	12.816769	10.12%	0
2015	12.497391	11.639367	-6.87%	0
2014	12.330112	12.497391	1.36%	0
2013	9.864302	12.330112	25.00%	0
2012*	10.000000	9.864302	-1.36%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.363723	14.068439	-8.43%	0
2017	12.926505	15.363723	18.85%	0
2016	13.208647	12.926505	-2.14%	0
2015	13.435259	13.208647	-1.69%	0
2014	12.821920	13.435259	4.78%	0
2013	9.646542	12.821920	32.92%	0
2012*	10.000000	9.646542	-3.53%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.204440	13.067103	-8.01%	0
2017	12.342082	14.204440	15.09%	0
2016	13.017977	12.342082	-5.19%	0
2015	14.597768	13.017977	-10.82%	0
2014	15.836848	14.597768	-7.82%	0
2013	13.007144	15.836848	21.75%	0
2012	11.217740	13.007144	15.95%	0
2011	12.423738	11.217740	-9.71%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.193078	11.611205	-4.77%	0
2017	11.745962	12.193078	3.81%	0
2016	10.389219	11.745962	13.06%	0
2015	11.420474	10.389219	-9.03%	0
2014	11.517981	11.420474	-0.85%	0
2013	10.712744	11.517981	7.52%	0
2012*	10.000000	10.712744	7.13%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.468619	15.039795	-2.77%	0
2017	12.527132	15.468619	23.48%	0
2016	12.131864	12.527132	3.26%	0
2015	13.233514	12.131864	-8.32%	0
2014	12.608534	13.233514	4.96%	0
2013	9.972628	12.608534	26.43%	0
2012*	10.000000	9.972628	-0.27%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	23.207441	22.674754	-2.30%	0
2017	20.188218	23.207441	14.96%	0
2016	19.887029	20.188218	1.51%	0
2015	20.355350	19.887029	-2.30%	0
2014	19.327869	20.355350	5.32%	0
2013	16.580590	19.327869	16.57%	0
2012	15.031321	16.580590	10.31%	0
2011	15.240992	15.031321	-1.38%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.696580	9.311992	-3.97%	0
2017	9.641620	9.696580	0.57%	0
2016	9.693062	9.641620	-0.53%	0
2015*	10.000000	9.693062	-3.07%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	34.983284	34.618310	-1.04%	0
2017	27.655239	34.983284	26.50%	0
2016	27.878996	27.655239	-0.80%	0
2015	25.596957	27.878996	8.92%	0
2014	24.253494	25.596957	5.54%	0
2013	19.044179	24.253494	27.35%	0
2012	15.803265	19.044179	20.51%	0
2011	17.452456	15.803265	-9.45%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	21.993271	21.590555	-1.83%	0
2017	15.596326	21.993271	41.02%	0
2016	14.077794	15.596326	10.79%	0
2015	13.826135	14.077794	1.82%	0
2014	12.995025	13.826135	6.40%	0
2013	9.864315	12.995025	31.74%	0
2012*	10.000000	9.864315	-1.36%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	26.137636	21.578705	-17.44%	0
2017	20.534752	26.137636	27.28%	0
2016	22.620424	20.534752	-9.22%	0
2015	25.493158	22.620424	-11.27%	0
2014	29.808321	25.493158	-14.48%	0
2013	26.806826	29.808321	11.20%	0
2012	24.343929	26.806826	10.12%	0
2011	36.976679	24.343929	-34.16%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.647258	8.435848	-20.77%	0
2017	8.559780	10.647258	24.39%	0
2016	7.283095	8.559780	17.53%	0
2015	9.363355	7.283095	-22.22%	0
2014*	10.000000	9.363355	-6.37%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	9.985985	9.615163	-3.71%	0
2017	9.880539	9.985985	1.07%	0
2016*	10.000000	9.880539	-1.19%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.526350	14.845271	-4.39%	0
2017	12.630034	15.526350	22.93%	0
2016	11.929837	12.630034	5.87%	0
2015	12.529805	11.929837	-4.79%	0
2014	13.920966	12.529805	-9.99%	0
2013	10.131082	13.920966	37.41%	0
2012*	10.000000	10.131082	1.31%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	29.274448	25.529800	-12.79%	0
2017	25.636630	29.274448	14.19%	0
2016	23.155991	25.636630	10.71%	0
2015	24.022961	23.155991	-3.61%	0
2014	22.403814	24.022961	7.23%	0
2013	16.980665	22.403814	31.94%	0
2012	15.060905	16.980665	12.75%	0
2011	15.550516	15.060905	-3.15%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.096696	15.893182	-12.18%	0
2017	14.664323	18.096696	23.41%	0
2016	14.512570	14.664323	1.05%	0
2015	14.028605	14.512570	3.45%	0
2014	14.256407	14.028605	-1.60%	0
2013	11.479445	14.256407	24.19%	0
2012	10.177303	11.479445	12.79%	0
2011	10.648449	10.177303	-4.42%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.367656	12.101103	-2.16%	0
2017	9.921608	12.367656	24.65%	0
2016	9.633375	9.921608	2.99%	0
2015*	10.000000	9.633375	-3.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	11.543363	11.127736	-3.60%	0
2017	11.202413	11.543363	3.04%	0
2016	10.875101	11.202413	3.01%	0
2015	11.270707	10.875101	-3.51%	0
2014	10.768726	11.270707	4.66%	0
2013	11.132156	10.768726	-3.26%	0
2012	10.478526	11.132156	6.24%	0
2011	10.216427	10.478526	2.57%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	21.209599	19.180117	-9.57%	0
2017	19.889874	21.209599	6.64%	0
2016	18.484406	19.889874	7.60%	0
2015	19.223390	18.484406	-3.84%	0
2014	19.201864	19.223390	0.11%	0
2013	21.628776	19.201864	-11.22%	0
2012	18.859058	21.628776	14.69%	0
2011	18.132661	18.859058	4.01%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	9.982090	8.944888	-10.39%	0
2017	9.114854	9.982090	9.51%	0
2016	8.147546	9.114854	11.87%	0
2015*	10.000000	8.147546	-18.52%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	17.681023	15.965552	-9.70%	0
2017	15.461458	17.681023	14.36%	0
2016	14.314135	15.461458	8.02%	0
2015	15.847253	14.314135	-9.67%	0
2014	16.630370	15.847253	-4.71%	0
2013	12.955984	16.630370	28.36%	0
2012	10.859226	12.955984	19.31%	0
2011	11.262539	10.859226	-3.58%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	23.871997	21.024326	-11.93%	0
2017	22.623484	23.871997	5.52%	0
2016	19.340276	22.623484	16.98%	0
2015	20.801009	19.340276	-7.02%	0
2014	18.927465	20.801009	9.90%	0
2013	14.773331	18.927465	28.12%	0
2012	13.267627	14.773331	11.35%	0
2011	13.569040	13.267627	-2.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.231981	14.080571	-7.56%	0
2017	13.518363	15.231981	12.68%	0
2016	12.745362	13.518363	6.06%	0
2015	12.971394	12.745362	-1.74%	0
2014	12.697683	12.971394	2.16%	0
2013	10.585160	12.697683	19.96%	0
2012	9.401898	10.585160	12.59%	0
2011	9.573283	9.401898	-1.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.137613	9.756549	-3.76%	0
2017	10.093945	10.137613	0.43%	0
2016	10.105434	10.093945	-0.11%	0
2015	10.409923	10.105434	-2.92%	0
2014	10.191390	10.409923	2.14%	0
2013	10.750932	10.191390	-5.20%	0
2012	10.527159	10.750932	2.13%	0
2011	10.232732	10.527159	2.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	17.670702	15.570954	-11.88%	0
2017	13.865598	17.670702	27.44%	0
2016	14.222634	13.865598	-2.51%	0
2015	13.719648	14.222634	3.67%	0
2014	13.846214	13.719648	-0.91%	0
2013	11.061947	13.846214	25.17%	0
2012	9.312693	11.061947	18.78%	0
2011	10.553137	9.312693	-11.75%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	17.930189	17.328823	-3.35%	0
2017	14.418213	17.930189	24.36%	0
2016	13.585750	14.418213	6.13%	0
2015	13.119540	13.585750	3.55%	0
2014	12.477101	13.119540	5.15%	0
2013	9.893605	12.477101	26.11%	0
2012	8.661487	9.893605	14.23%	0
2011	9.339201	8.661487	-7.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.242118	14.504229	-4.84%	0
2017	12.846781	15.242118	18.65%	0
2016	11.884543	12.846781	8.10%	0
2015	12.083059	11.884543	-1.64%	0
2014	11.266100	12.083059	7.25%	0
2013	8.707737	11.266100	29.38%	0
2012	7.645384	8.707737	13.90%	0
2011	8.036784	7.645384	-4.87%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	13.663441	12.980790	-5.00%	0
2017	13.205407	13.663441	3.47%	0
2016	12.490736	13.205407	5.72%	0
2015	13.219475	12.490736	-5.51%	0
2014	13.078381	13.219475	1.08%	0
2013	13.594175	13.078381	-3.79%	0
2012	12.447502	13.594175	9.21%	0
2011	12.119595	12.447502	2.71%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	25.705631	23.141995	-9.97%	0
2017	22.446319	25.705631	14.52%	0
2016	19.619556	22.446319	14.41%	0
2015	21.569515	19.619556	-9.04%	0
2014	20.351445	21.569515	5.99%	0
2013	15.458850	20.351445	31.65%	0
2012	13.445593	15.458850	14.97%	0
2011	14.179482	13.445593	-5.18%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.643589	9.477418	-10.96%	0
2017	9.235545	10.643589	15.25%	0
2016	9.216925	9.235545	0.20%	0
2015*	10.000000	9.216925	-7.83%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	9.998764	-0.01%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	19.080454	18.005763	-5.63%	0
2017	18.367310	19.080454	3.88%	0
2016	16.534769	18.367310	11.08%	0
2015	17.448635	16.534769	-5.24%	0
2014	17.486848	17.448635	-0.22%	0
2013	16.784981	17.486848	4.18%	0
2012	15.059670	16.784981	11.46%	0
2011	14.907408	15.059670	1.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.429873	14.259166	-7.59%	0
2017	12.709705	15.429873	21.40%	0
2016	11.503378	12.709705	10.49%	0
2015	11.965342	11.503378	-3.86%	0
2014	11.540420	11.965342	3.68%	0
2013	8.263210	11.540420	39.66%	0
2012	7.269230	8.263210	13.67%	0
2011	8.456278	7.269230	-14.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.465225	15.077027	-8.43%	0
2017	14.295511	16.465225	15.18%	0
2016	13.342300	14.295511	7.14%	0
2015	13.770171	13.342300	-3.11%	0
2014	12.806347	13.770171	7.53%	0
2013	9.499294	12.806347	34.81%	0
2012	8.765688	9.499294	8.37%	0
2011	9.312578	8.765688	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	13.719352	11.912556	-13.17%	0
2017	11.768773	13.719352	16.57%	0
2016	11.160950	11.768773	5.45%	0
2015	11.675488	11.160950	-4.41%	0
2014	11.483117	11.675488	1.68%	0
2013	9.114934	11.483117	25.98%	0
2012	8.065573	9.114934	13.01%	0
2011	8.853740	8.065573	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.504523	11.406657	-8.78%	0
2017	11.468360	12.504523	9.03%	0
2016	11.107251	11.468360	3.25%	0
2015	11.537731	11.107251	-3.73%	0
2014	11.369305	11.537731	1.48%	0
2013	10.191003	11.369305	11.56%	0
2012	9.431278	10.191003	8.06%	0
2011	9.824565	9.431278	-4.00%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.284656	11.869324	-10.65%	0
2017	11.788852	13.284656	12.69%	0
2016	11.288538	11.788852	4.43%	0
2015	11.758066	11.288538	-3.99%	0
2014	11.542173	11.758066	1.87%	0
2013	9.783733	11.542173	17.97%	0
2012	8.848641	9.783733	10.57%	0
2011	9.418415	8.848641	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.068473	10.487450	-5.25%	0
2017	10.694708	11.068473	3.49%	0
2016	10.506002	10.694708	1.80%	0
2015	10.877389	10.506002	-3.41%	0
2014	10.818279	10.877389	0.55%	0
2013	10.595806	10.818279	2.10%	0
2012	10.130873	10.595806	4.59%	0
2011	10.266463	10.130873	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.396675	10.309723	-9.54%	0
2017	10.205078	11.396675	11.68%	0
2016	9.935381	10.205078	2.71%	0
2015	10.669279	9.935381	-6.88%	0
2014	10.723003	10.669279	-0.50%	0
2013*	10.000000	10.723003	7.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.703358	10.580232	-9.60%	0
2017	10.210533	11.703358	14.62%	0
2016	9.879316	10.210533	3.35%	0
2015	10.674063	9.879316	-7.45%	0
2014	10.860225	10.674063	-1.71%	0
2013*	10.000000	10.860225	8.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	12.928785	11.686381	-9.61%	0
2017	11.657946	12.928785	10.90%	0
2016	11.224118	11.657946	3.87%	0
2015	11.659903	11.224118	-3.74%	0
2014	11.459745	11.659903	1.75%	0
2013	9.997616	11.459745	14.62%	0
2012	9.144510	9.997616	9.33%	0
2011	9.622188	9.144510	-4.96%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.480299	11.867910	-11.96%	0
2017	11.733102	13.480299	14.89%	0
2016	11.207007	11.733102	4.69%	0
2015	11.694368	11.207007	-4.17%	0
2014	11.494541	11.694368	1.74%	0
2013	9.505704	11.494541	20.92%	0
2012	8.526428	9.505704	11.49%	0
2011	9.191992	8.526428	-7.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.074577	11.187208	-7.35%	0
2017	11.292337	12.074577	6.93%	0
2016	10.948160	11.292337	3.14%	0
2015	11.373144	10.948160	-3.74%	0
2014	11.230294	11.373144	1.27%	0
2013	10.375788	11.230294	8.24%	0
2012	9.691046	10.375788	7.07%	0
2011	9.986364	9.691046	-2.96%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.204212	10.825065	-3.38%	0
2017	11.052294	11.204212	1.37%	0
2016	10.816708	11.052294	2.18%	0
2015	11.215636	10.816708	-3.56%	0
2014	11.011623	11.215636	1.85%	0
2013	11.563365	11.011623	-4.77%	0
2012	11.057597	11.563365	4.57%	0
2011	10.696278	11.057597	3.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.944735	11.451564	-4.13%	0
2017	11.829633	11.944735	0.97%	0
2016	11.764520	11.829633	0.55%	0
2015	12.153860	11.764520	-3.20%	0
2014	11.909714	12.153860	2.05%	0
2013	12.496250	11.909714	-4.69%	0
2012	11.990398	12.496250	4.22%	0
2011	11.619486	11.990398	3.19%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.846052	10.350509	-12.62%	0
2017	10.326802	11.846052	14.71%	0
2016	9.527581	10.326802	8.39%	0
2015	10.111443	9.527581	-5.77%	0
2014*	10.000000	10.111443	1.11%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.155512	10.004088	-10.32%	0
2017	10.071085	11.155512	10.77%	0
2016	9.515344	10.071085	5.84%	0
2015	9.954774	9.515344	-4.41%	0
2014*	10.000000	9.954774	-0.45%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	26.245219	25.139170	-4.21%	0
2017	21.225602	26.245219	23.65%	0
2016	21.111107	21.225602	0.54%	0
2015	20.698718	21.111107	1.99%	0
2014	19.595283	20.698718	5.63%	0
2013	14.776870	19.595283	32.61%	0
2012	12.825168	14.776870	15.22%	0
2011	13.517587	12.825168	-5.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	30.793798	24.668165	-19.89%	0
2017	22.408065	30.793798	37.42%	0
2016	21.425684	22.408065	4.59%	0
2015	26.288106	21.425684	-18.50%	0
2014	28.660191	26.288106	-8.28%	0
2013	29.329803	28.660191	-2.28%	0
2012	25.767536	29.329803	13.82%	0
2011	34.212924	25.767536	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.586204	10.293885	-2.76%	0
2017	10.657016	10.586204	-0.66%	0
2016	10.871288	10.657016	-1.97%	0
2015	11.185148	10.871288	-2.81%	0
2014	10.993234	11.185148	1.75%	0
2013	11.775911	10.993234	-6.65%	0
2012	11.744503	11.775911	0.27%	0
2011	11.253024	11.744503	4.37%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	7.772157	7.666330	-1.36%	0
2017	7.953703	7.772157	-2.28%	0
2016	8.173175	7.953703	-2.69%	0
2015	8.399974	8.173175	-2.70%	0
2014	8.633064	8.399974	-2.70%	0
2013	8.872624	8.633064	-2.70%	0
2012	9.119514	8.872624	-2.71%	0
2011	9.371859	9.119514	-2.69%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.264720	7.678922	-17.12%	0
2017	7.492393	9.264720	23.66%	0
2016	7.651246	7.492393	-2.08%	0
2015	8.125337	7.651246	-5.83%	0
2014	8.411391	8.125337	-3.40%	0
2013	7.353289	8.411391	14.39%	0
2012	6.559070	7.353289	12.11%	0
2011	7.489773	6.559070	-12.43%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	9.883477	8.256747	-16.46%	0
2017	8.160959	9.883477	21.11%	0
2016	8.343149	8.160959	-2.18%	0
2015	8.695517	8.343149	-4.05%	0
2014	9.526349	8.695517	-8.72%	0
2013	8.090632	9.526349	17.75%	0
2012	7.034503	8.090632	15.01%	0
2011	8.295388	7.034503	-15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	24.829371	22.016163	-11.33%	0
2017	21.545460	24.829371	15.24%	0
2016	20.226572	21.545460	6.52%	0
2015	20.997493	20.226572	-3.67%	0
2014	20.555420	20.997493	2.15%	0
2013	16.601935	20.555420	23.81%	0
2012	14.722329	16.601935	12.77%	0
2011	15.749284	14.722329	-6.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.568696	14.411482	-7.43%	0
2017	14.396923	15.568696	8.14%	0
2016	13.918074	14.396923	3.44%	0
2015	14.329203	13.918074	-2.87%	0
2014	14.081166	14.329203	1.76%	0
2013	12.759052	14.081166	10.36%	0
2012	11.988674	12.759052	6.43%	0
2011	12.212561	11.988674	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	18.554739	16.882889	-9.01%	0
2017	16.608543	18.554739	11.72%	0
2016	15.842019	16.608543	4.84%	0
2015	16.368716	15.842019	-3.22%	0
2014	15.989569	16.368716	2.37%	0
2013	13.752189	15.989569	16.27%	0
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.398192	11.844092	-4.47%	0
2017	12.056140	12.398192	2.84%	0
2016	11.883087	12.056140	1.46%	0
2015	12.180599	11.883087	-2.44%	0
2014	12.049822	12.180599	1.09%	0
2013	11.813399	12.049822	2.00%	0
2012	11.544530	11.813399	2.33%	0
2011	11.526263	11.544530	0.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.311255	10.385073	-8.19%	0
2017	10.193877	11.311255	10.96%	0
2016	9.910278	10.193877	2.86%	0
2015	10.526514	9.910278	-5.85%	0
2014	10.559309	10.526514	-0.31%	0
2013*	10.000000	10.559309	5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.665846	10.661961	-8.61%	0
2017	10.249868	11.665846	13.81%	0
2016	9.848894	10.249868	4.07%	0
2015	10.539070	9.848894	-6.55%	0
2014	10.646957	10.539070	-1.01%	0
2013*	10.000000	10.646957	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	18.623899	17.089084	-8.24%	0
2017	16.948250	18.623899	9.89%	0
2016	16.256026	16.948250	4.26%	0
2015	16.763259	16.256026	-3.03%	0
2014	16.379761	16.763259	2.34%	0
2013	14.434131	16.379761	13.48%	0
2012	13.388089	14.434131	7.81%	0
2011	13.764356	13.388089	-2.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.256710	19.979308	-10.23%	0
2017	19.602881	22.256710	13.54%	0
2016	18.570237	19.602881	5.56%	0
2015	19.225924	18.570237	-3.41%	0
2014	18.826217	19.225924	2.12%	0
2013	15.810441	18.826217	19.07%	0
2012	14.284568	15.810441	10.68%	0
2011	14.999139	14.284568	-4.76%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	15.455867	14.475091	-6.35%	0
2017	14.543817	15.455867	6.27%	0
2016	14.139853	14.543817	2.86%	0
2015	14.536684	14.139853	-2.73%	0
2014	14.264027	14.536684	1.91%	0
2013	13.267383	14.264027	7.51%	0
2012	12.621651	13.267383	5.12%	0
2011	12.708943	12.621651	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.352616	10.511978	-7.40%	0
2017	9.924587	11.352616	14.39%	0
2016	9.396056	9.924587	5.63%	0
2015	9.878811	9.396056	-4.89%	0
2014*	10.000000	9.878811	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.446939	11.797176	-5.22%	0
2017	10.510743	12.446939	18.42%	0
2016	9.815568	10.510743	7.08%	0
2015	10.073729	9.815568	-2.56%	0
2014*	10.000000	10.073729	0.74%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	36.765657	31.695266	-13.79%	0
2017	32.633392	36.765657	12.66%	0
2016	27.879573	32.633392	17.05%	0
2015	29.398296	27.879573	-5.17%	0
2014	27.612865	29.398296	6.47%	0
2013	21.329616	27.612865	29.46%	0
2012	18.662018	21.329616	14.29%	0
2011	19.679610	18.662018	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.044750	8.953586	-18.93%	0
2017	9.041398	11.044750	22.16%	0
2016	9.527097	9.041398	-5.10%	0
2015	9.856048	9.527097	-3.34%	0
2014	10.268433	9.856048	-4.02%	0
2013	8.716146	10.268433	17.81%	0
2012	7.754958	8.716146	12.39%	0
2011	8.818482	7.754958	-12.06%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	15.002614	12.064930	-19.58%	0
2017	12.582180	15.002614	19.24%	0
2016	12.316820	12.582180	2.15%	0
2015	13.373667	12.316820	-7.90%	0
2014	15.217581	13.373667	-12.12%	0
2013	12.920055	15.217581	17.78%	0
2012	11.345237	12.920055	13.88%	0
2011	13.949382	11.345237	-18.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	16.561040	15.571493	-5.98%	0
2017	13.103744	16.561040	26.38%	0
2016	13.203566	13.103744	-0.76%	0
2015	13.158162	13.203566	0.35%	0
2014	12.277325	13.158162	7.17%	0
2013	9.387283	12.277325	30.79%	0
2012	8.307505	9.387283	13.00%	0
2011	8.822750	8.307505	-5.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	14.746850	12.654392	-14.19%	0
2017	13.251613	14.746850	11.28%	0
2016	11.735276	13.251613	12.92%	0
2015	12.490225	11.735276	-6.04%	0
2014	11.644084	12.490225	7.27%	0
2013	8.862650	11.644084	31.38%	0
2012	7.746430	8.862650	14.41%	0
2011	8.477504	7.746430	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.369870	14.802816	-9.57%	0
2017	13.191887	16.369870	24.09%	0
2016	12.782847	13.191887	3.20%	0
2015	13.183195	12.782847	-3.04%	0
2014	13.063157	13.183195	0.92%	0
2013	9.686039	13.063157	34.87%	0
2012	8.683756	9.686039	11.54%	0
2011	9.339993	8.683756	-7.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	18.992941	16.046328	-15.51%	0
2017	17.145588	18.992941	10.77%	0
2016	14.983724	17.145588	14.43%	0
2015	15.857168	14.983724	-5.51%	0
2014	13.926777	15.857168	13.86%	0
2013	10.549272	13.926777	32.02%	0
2012	9.319371	10.549272	13.20%	0
2011	9.805085	9.319371	-4.95%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	24.322486	21.717668	-10.71%	0
2017	20.052901	24.322486	21.29%	0
2016	19.071014	20.052901	5.15%	0
2015	19.497036	19.071014	-2.19%	0
2014	19.542106	19.497036	-0.23%	0
2013	13.951983	19.542106	40.07%	0
2012	12.679879	13.951983	10.03%	0
2011	13.144257	12.679879	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	34.587542	27.886305	-19.37%	0
2017	32.683628	34.587542	5.83%	0
2016	26.738863	32.683628	22.23%	0
2015	29.325411	26.738863	-8.82%	0
2014	28.229388	29.325411	3.88%	0
2013	20.719387	28.229388	36.25%	0
2012	17.701329	20.719387	17.05%	0
2011	19.240904	17.701329	-8.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	32.406893	27.480542	-15.20%	0
2017	29.420227	32.406893	10.15%	0
2016	24.672128	29.420227	19.24%	0
2015	25.846709	24.672128	-4.54%	0
2014	26.417184	25.846709	-2.16%	0
2013	19.316594	26.417184	36.76%	0
2012	17.230232	19.316594	12.11%	0
2011	18.798373	17.230232	-8.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	23.730665	23.022238	-2.99%	0
2017	20.281119	23.730665	17.01%	0
2016	18.750114	20.281119	8.17%	0
2015	19.143748	18.750114	-2.06%	0
2014	17.595772	19.143748	8.80%	0
2013	13.826579	17.595772	27.26%	0
2012	12.482632	13.826579	10.77%	0
2011	12.779976	12.482632	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.740274	11.891435	-6.66%	0
2017	12.334938	12.740274	3.29%	0
2016	11.827251	12.334938	4.29%	0
2015	12.884829	11.827251	-8.21%	0
2014	10.296629	12.884829	25.14%	0
2013	10.304147	10.296629	-0.07%	0
2012	9.162957	10.304147	12.45%	0
2011	8.872024	9.162957	3.28%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.011658	14.817746	-7.46%	0
2017	13.573594	16.011658	17.96%	0
2016	12.522101	13.573594	8.40%	0
2015	12.749373	12.522101	-1.78%	0
2014	11.587753	12.749373	10.02%	0
2013*	10.000000	11.587753	15.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.165380	8.989710	-1.92%	0
2017	9.272571	9.165380	-1.16%	0
2016	9.297498	9.272571	-0.27%	0
2015	9.588216	9.297498	-3.03%	0
2014	9.805849	9.588216	-2.22%	0
2013	10.067348	9.805849	-2.60%	0
2012	9.995248	10.067348	0.72%	0
2011	10.140212	9.995248	-1.43%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.318294	13.211776	-13.75%	0
2017	13.786942	15.318294	11.11%	0
2016	11.721902	13.786942	17.62%	0
2015	12.665579	11.721902	-7.45%	0
2014	12.450387	12.665579	1.73%	0
2013*	10.000000	12.450387	24.50%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.061619	12.353609	-17.98%	0
2017	12.612803	15.061619	19.42%	0
2016	12.818920	12.612803	-1.61%	0
2015	13.709885	12.818920	-6.50%	0
2014	15.340235	13.709885	-10.63%	0
2013	13.127811	15.340235	16.85%	0
2012	11.285046	13.127811	16.33%	0
2011	13.243557	11.285046	-14.79%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	31.134156	28.302122	-9.10%	0
2017	25.686083	31.134156	21.21%	0
2016	25.342220	25.686083	1.36%	0
2015	25.788988	25.342220	-1.73%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.502007	8.355662	-1.72%	0
2017	8.660105	8.502007	-1.83%	0
2016	8.792555	8.660105	-1.51%	0
2015	9.019976	8.792555	-2.52%	0
2014	9.214074	9.019976	-2.11%	0
2013	9.411710	9.214074	-2.10%	0
2012	9.247681	9.411710	1.77%	0
2011	9.476224	9.247681	-2.41%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	25.383552	23.280233	-8.29%	0
2017	22.026345	25.383552	15.24%	0
2016	20.603844	22.026345	6.90%	0
2015	21.274226	20.603844	-3.15%	0
2014	19.808081	21.274226	7.40%	0
2013	14.794255	19.808081	33.89%	0
2012	13.701405	14.794255	7.98%	0
2011	14.528411	13.701405	-5.69%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	10.363883	9.436409	-8.95%	0
2017	9.661235	10.363883	7.27%	0
2016	9.382918	9.661235	2.97%	0
2015	10.126309	9.382918	-7.34%	0
2014	10.134664	10.126309	-0.08%	0
2013*	10.000000	10.134664	1.35%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.817840	9.567743	-11.56%	0
2017	9.474634	10.817840	14.18%	0
2016	9.259774	9.474634	2.32%	0
2015	10.501741	9.259774	-11.83%	0
2014	10.698613	10.501741	-1.84%	0
2013*	10.000000	10.698613	6.99%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.773678	9.682981	-10.12%	0
2017	9.744848	10.773678	10.56%	0
2016	9.461465	9.744848	3.00%	0
2015	10.419298	9.461465	-9.19%	0
2014	10.447416	10.419298	-0.27%	0
2013*	10.000000	10.447416	4.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	33.554265	28.270744	-15.75%	0
2017	25.294999	33.554265	32.65%	0
2016	26.035915	25.294999	-2.85%	0
2015	25.810599	26.035915	0.87%	0
2014	25.992489	25.810599	-0.70%	0
2013	21.035630	25.992489	23.56%	0
2012	17.875554	21.035630	17.68%	0
2011	20.083370	17.875554	-10.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.908983	9.202370	-7.13%	0
2017	9.603464	9.908983	3.18%	0
2016	9.287345	9.603464	3.40%	0
2015	9.789038	9.287345	-5.13%	0
2014	9.816109	9.789038	-0.28%	0
2013	10.125668	9.816109	-3.06%	0
2012*	10.000000	10.125668	1.26%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.456077	8.183181	-21.74%	0
2017	8.497984	10.456077	23.04%	0
2016	8.976909	8.497984	-5.34%	0
2015	8.948118	8.976909	0.32%	0
2014*	10.000000	8.948118	-10.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	25.063951	22.408863	-10.59%	0
2017	22.083502	25.063951	13.50%	0
2016	20.390683	22.083502	8.30%	0
2015	20.325056	20.390683	0.32%	0
2014	18.921120	20.325056	7.42%	0
2013	14.794616	18.921120	27.89%	0
2012	13.040158	14.794616	13.45%	0
2011	13.443544	13.040158	-3.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	35.727463	31.094061	-12.97%	0
2017	32.232229	35.727463	10.84%	0
2016	28.149356	32.232229	14.50%	0
2015	30.808026	28.149356	-8.63%	0
2014	28.357897	30.808026	8.64%	0
2013	20.725009	28.357897	36.83%	0
2012	18.102640	20.725009	14.49%	0
2011	19.058165	18.102640	-5.01%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.730884	9.870889	-8.01%	0
2017	9.726483	10.730884	10.33%	0
2016	8.853068	9.726483	9.87%	0
2015	10.019431	8.853068	-11.64%	0
2014	10.250860	10.019431	-2.26%	0
2013	10.523821	10.250860	-2.59%	0
2012*	10.000000	10.523821	5.24%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.741815	9.945945	-7.41%	0
2017	10.055599	10.741815	6.82%	0
2016	9.127798	10.055599	10.16%	0
2015	9.608343	9.127798	-5.00%	0
2014*	10.000000	9.608343	-3.92%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.700840	9.986288	-6.68%	0
2017	9.930907	10.700840	7.75%	0
2016	9.917767	9.930907	0.13%	0
2015	10.980893	9.917767	-9.68%	0
2014	11.251740	10.980893	-2.41%	0
2013	12.376753	11.251740	-9.09%	0
2012	12.088614	12.376753	2.38%	0
2011	11.458738	12.088614	5.50%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.116041	9.864761	-2.48%	0
2017	10.267401	10.116041	-1.47%	0
2016	10.415595	10.267401	-1.42%	0
2015	10.682316	10.415595	-2.50%	0
2014	10.897200	10.682316	-1.97%	0
2013	11.225667	10.897200	-2.93%	0
2012	10.910639	11.225667	2.89%	0
2011	11.100688	10.910639	-1.71%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.973491	9.841217	-1.33%	0
2017	10.018532	9.973491	-0.45%	0
2016*	10.000000	10.018532	0.19%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.136210	9.798443	-3.33%	0
2017	9.937979	10.136210	1.99%	0
2016	9.955783	9.937979	-0.18%	0
2015	10.197824	9.955783	-2.37%	0
2014	10.061492	10.197824	1.35%	0
2013	10.557447	10.061492	-4.70%	0
2012	9.909718	10.557447	6.54%	0
2011*	10.000000	9.909718	-0.90%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.158102	9.933624	-10.97%	0
2017*	10.000000	11.158102	11.58%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.087115	13.034758	-0.40%	0
2017	10.273990	13.087115	27.38%	0
2016*	10.000000	10.273990	2.74%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	17.763332	13.977724	-21.31%	0
2017	14.421364	17.763332	23.17%	0
2016	15.193237	14.421364	-5.08%	0
2015	15.593058	15.193237	-2.56%	0
2014	17.191048	15.593058	-9.30%	0
2013	13.795340	17.191048	24.61%	0
2012	11.630105	13.795340	18.62%	0
2011	14.389256	11.630105	-19.18%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	31.493936	30.901267	-1.88%	0
2017	25.422924	31.493936	23.88%	0
2016	29.262269	25.422924	-13.12%	0
2015	26.739714	29.262269	9.43%	0
2014	20.942223	26.739714	27.68%	0
2013	14.299666	20.942223	46.45%	0
2012	11.219319	14.299666	27.46%	0
2011	10.445159	11.219319	7.41%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.912586	4.813377	-30.37%	0
2017	7.246699	6.912586	-4.61%	0
2016	5.192826	7.246699	39.55%	0
2015	8.041207	5.192826	-35.42%	0
2014	10.247217	8.041207	-21.53%	0
2013	9.548516	10.247217	7.32%	0
2012*	10.000000	9.548516	-4.51%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.070615	4.933406	-30.23%	0
2017	7.391767	7.070615	-4.34%	0
2016	5.285817	7.391767	39.84%	0
2015	8.163148	5.285817	-35.25%	0
2014	10.371338	8.163148	-21.29%	0
2013	9.643319	10.371338	7.55%	0
2012*	10.000000	9.643319	-3.57%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	25.068614	24.707024	-1.44%	0
2017	20.469077	25.068614	22.47%	0
2016	19.523081	20.469077	4.85%	0
2015	20.660505	19.523081	-5.51%	0
2014	21.640361	20.660505	-4.53%	0
2013	14.804131	21.640361	46.18%	0
2012	14.105706	14.804131	4.95%	0
2011	15.194881	14.105706	-7.17%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	11.900512	10.721175	-9.91%	0
2017	10.702987	11.900512	11.19%	0
2016	10.646409	10.702987	0.53%	0
2015	11.091711	10.646409	-4.01%	0
2014	10.944921	11.091711	1.34%	0
2013	10.054540	10.944921	8.86%	0
2012*	10.000000	10.054540	0.55%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	23.171834	21.214052	-8.45%	0
2017	20.088954	23.171834	15.35%	0
2016	18.596663	20.088954	8.02%	0
2015	18.853554	18.596663	-1.36%	0
2014	17.738682	18.853554	6.28%	0
2013	13.551987	17.738682	30.89%	0
2012	11.886331	13.551987	14.01%	0
2011	11.522277	11.886331	3.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.583306	-24.17%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	33.668346	27.729577	-17.64%	0
2017	30.675653	33.668346	9.76%	0
2016	25.274346	30.675653	21.37%	0
2015	27.558398	25.274346	-8.29%	0
2014	26.010792	27.558398	5.95%	0
2013	19.432416	26.010792	33.85%	0
2012	16.867841	19.432416	15.20%	0
2011	18.980584	16.867841	-11.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.345501	10.720832	-5.51%	0
2017	11.252278	11.345501	0.83%	0
2016	11.083310	11.252278	1.52%	0
2015	11.685198	11.083310	-5.15%	0
2014	11.631809	11.685198	0.46%	0
2013	13.068987	11.631809	-11.00%	0
2012	12.515096	13.068987	4.43%	0
2011	11.515422	12.515096	8.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	22.775654	20.552637	-9.76%	0
2017	19.466430	22.775654	17.00%	0
2016	17.681366	19.466430	10.10%	0
2015	19.331441	17.681366	-8.54%	0
2014	17.695858	19.331441	9.24%	0
2013	13.430375	17.695858	31.76%	0
2012	12.066507	13.430375	11.30%	0
2011	12.062377	12.066507	0.03%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	25.452955	21.540839	-15.37%	0
2017	23.478135	25.452955	8.41%	0
2016	19.671182	23.478135	19.35%	0
2015	20.552130	19.671182	-4.29%	0
2014	18.180859	20.552130	13.04%	0
2013	14.391585	18.180859	26.33%	0
2012	12.733225	14.391585	13.02%	0
2011	13.203884	12.733225	-3.56%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	12.256719	11.334333	-7.53%	0
2017	10.977113	12.256719	11.66%	0
2016	10.521298	10.977113	4.33%	0
2015	10.936014	10.521298	-3.79%	0
2014	10.927429	10.936014	0.08%	0
2013*	10.000000	10.927429	9.27%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.432268	9.850821	-5.57%	0
2017	10.017373	10.432268	4.14%	0
2016	9.129544	10.017373	9.72%	0
2015*	10.000000	9.129544	-8.70%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.701287	9.365008	-3.47%	0
2017	9.664974	9.701287	0.38%	0
2016	9.699004	9.664974	-0.35%	0
2015*	10.000000	9.699004	-3.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.368121	11.134144	-9.98%	0
2017	10.916558	12.368121	13.30%	0
2016	9.671220	10.916558	12.88%	0
2015*	10.000000	9.671220	-3.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.160911	13.624364	-10.13%	0
2017	13.709041	15.160911	10.59%	0
2016	13.578921	13.709041	0.96%	0
2015	14.104162	13.578921	-3.72%	0
2014	14.228110	14.104162	-0.87%	0
2013	12.787002	14.228110	11.27%	0
2012	11.957640	12.787002	6.94%	0
2011	12.759548	11.957640	-6.28%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.107658	9.435168	-6.65%	0
2017*	10.000000	10.107658	1.08%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.685050	12.666929	-19.24%	0
2017	14.430509	15.685050	8.69%	0
2016	11.318771	14.430509	27.49%	0
2015	12.443046	11.318771	-9.04%	0
2014	12.114296	12.443046	2.71%	0
2013*	10.000000	12.114296	21.14%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.814376	10.505425	-18.02%	0
2017	11.453012	12.814376	11.89%	0
2016	10.221978	11.453012	12.04%	0
2015	10.782383	10.221978	-5.20%	0
2014*	10.000000	10.782383	7.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	34.476786	30.514164	-11.49%	0
2017	31.537137	34.476786	9.32%	0
2016	25.790893	31.537137	22.28%	0
2015	27.152835	25.790893	-5.02%	0
2014	26.560386	27.152835	2.23%	0
2013	19.408679	26.560386	36.85%	0
2012	17.244189	19.408679	12.55%	0
2011	17.631627	17.244189	-2.20%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	24.428828	22.600043	-7.49%	0
2017	20.721790	24.428828	17.89%	0
2016	19.118654	20.721790	8.39%	0
2015	19.490038	19.118654	-1.91%	0
2014	17.719160	19.490038	9.99%	0
2013	13.833852	17.719160	28.09%	0
2012	12.319551	13.833852	12.29%	0
2011	12.465194	12.319551	-1.17%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	21.784301	19.677246	-9.67%	0
2017	17.635106	21.784301	23.53%	0
2016	16.846347	17.635106	4.68%	0
2015	17.805978	16.846347	-5.39%	0
2014	16.980452	17.805978	4.86%	0
2013	14.450899	16.980452	17.50%	0
2012	13.492625	14.450899	7.10%	0
2011	12.758281	13.492625	5.76%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	20.723332	16.263381	-21.52%	0
2017	17.132190	20.723332	20.96%	0
2016	15.082922	17.132190	13.59%	0
2015	15.910810	15.082922	-5.20%	0
2014	16.147420	15.910810	-1.47%	0
2013	11.202094	16.147420	44.15%	0
2012	9.580552	11.202094	16.93%	0
2011	11.462608	9.580552	-16.42%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.072969	9.786051	-2.85%	0
2017	10.012350	10.072969	0.61%	0
2016	9.449370	10.012350	5.96%	0
2015	9.813950	9.449370	-3.71%	0
2014*	10.000000	9.813950	-1.86%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.004526	-9.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	11.527406	11.120869	-3.53%	0
2017	11.424120	11.527406	0.90%	0
2016	11.345564	11.424120	0.69%	0
2015	11.717902	11.345564	-3.18%	0
2014	11.640344	11.717902	0.67%	0
2013	11.880370	11.640344	-2.02%	0
2012	11.162679	11.880370	6.43%	0
2011	11.253471	11.162679	-0.81%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.163708	-18.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	14.557792	13.551968	-6.91%	0
2017	13.270040	14.557792	9.70%	0
2016	12.966075	13.270040	2.34%	0
2015	13.403853	12.966075	-3.27%	0
2014	13.225932	13.403853	1.35%	0
2013	12.014391	13.225932	10.08%	0
2012	11.072389	12.014391	8.51%	0
2011	11.433666	11.072389	-3.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	15.653437	14.295408	-8.68%	0
2017	13.843642	15.653437	13.07%	0
2016	13.453339	13.843642	2.90%	0
2015	13.897602	13.453339	-3.20%	0
2014	13.662755	13.897602	1.72%	0
2013	12.149432	13.662755	12.46%	0
2012	11.049533	12.149432	9.95%	0
2011	11.504162	11.049533	-3.95%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	17.037179	15.231621	-10.60%	0
2017	14.513873	17.037179	17.39%	0
2016	14.028942	14.513873	3.46%	0
2015	14.502511	14.028942	-3.27%	0
2014	14.237308	14.502511	1.86%	0
2013	12.058241	14.237308	18.07%	0
2012	10.765593	12.058241	12.01%	0
2011	11.391726	10.765593	-5.50%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.670135	10.843441	-7.08%	0
2017	10.333688	11.670135	12.93%	0
2016*	10.000000	10.333688	3.34%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	14.298881	10.459672	-26.85%	0
2017	15.121752	14.298881	-5.44%	0
2016	11.646103	15.121752	29.84%	0
2015	15.111690	11.646103	-22.93%	0
2014	17.813662	15.111690	-15.17%	0
2013	14.754629	17.813662	20.73%	0
2012	14.487013	14.754629	1.85%	0
2011	15.712967	14.487013	-7.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	21.321179	18.961478	-11.07%	0
2017	19.460428	21.321179	9.56%	0
2016	16.998755	19.460428	14.48%	0
2015	18.253167	16.998755	-6.87%	0
2014	17.302178	18.253167	5.50%	0
2013	13.918119	17.302178	24.31%	0
2012	12.227203	13.918119	13.83%	0
2011	12.490479	12.227203	-2.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.648657	11.168212	-11.70%	0
2017	11.152562	12.648657	13.41%	0
2016*	10.000000	11.152562	11.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	25.641216	24.824243	-3.19%	0
2017	19.555256	25.641216	31.12%	0
2016	19.996741	19.555256	-2.21%	0
2015	19.234198	19.996741	3.96%	0
2014	17.816003	19.234198	7.96%	0
2013	13.470168	17.816003	32.26%	0
2012	12.108013	13.470168	11.25%	0
2011	12.453729	12.108013	-2.78%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	11.779567	11.363717	-3.53%	0
2017	11.646785	11.779567	1.14%	0
2016	11.461951	11.646785	1.61%	0
2015	11.887102	11.461951	-3.58%	0
2014	11.573071	11.887102	2.71%	0
2013	12.151641	11.573071	-4.76%	0
2012	11.833014	12.151641	2.69%	0
2011	11.366966	11.833014	4.10%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	37.771711	31.301162	-17.13%	0
2017	32.219463	37.771711	17.23%	0
2016	29.598848	32.219463	8.85%	0
2015	30.939911	29.598848	-4.33%	0
2014	30.005095	30.939911	3.12%	0
2013	22.707816	30.005095	32.14%	0
2012	20.383126	22.707816	11.40%	0
2011	23.510119	20.383126	-13.30%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	21.756741	17.969473	-17.41%	0
2017	17.209195	21.756741	26.43%	0
2016	18.678583	17.209195	-7.87%	0
2015	18.593943	18.678583	0.46%	0
2014	20.849797	18.593943	-10.82%	0
2013	16.470401	20.849797	26.59%	0
2012	14.069906	16.470401	17.06%	0
2011	17.502303	14.069906	-19.61%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	27.624615	22.160190	-19.78%	0
2017	23.851156	27.624615	15.82%	0
2016	22.442871	23.851156	6.27%	0
2015	23.838172	22.442871	-5.85%	0
2014	23.013436	23.838172	3.58%	0
2013	18.177199	23.013436	26.61%	0
2012	14.710883	18.177199	23.56%	0
2011	16.629121	14.710883	-11.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.544666	11.020748	-12.15%	0
2017	11.518544	12.544666	8.91%	0
2016	10.464096	11.518544	10.08%	0
2015	11.472935	10.464096	-8.79%	0
2014	11.470700	11.472935	0.02%	0
2013	9.529642	11.470700	20.37%	0
2012	8.496919	9.529642	12.15%	0
2011	8.873551	8.496919	-4.24%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	14.437733	13.434255	-6.95%	0
2017	13.535463	14.437733	6.67%	0
2016	12.205437	13.535463	10.90%	0
2015	13.503240	12.205437	-9.61%	0
2014	13.272455	13.503240	1.74%	0
2013	11.977814	13.272455	10.81%	0
2012	10.933904	11.977814	9.55%	0
2011	10.980574	10.933904	-0.43%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	24.862409	22.947860	-7.70%	0
2017	21.203913	24.862409	17.25%	0
2016	18.787734	21.203913	12.86%	0
2015	20.050496	18.787734	-6.30%	0
2014	18.963298	20.050496	5.73%	0
2013	15.035382	18.963298	26.12%	0
2012	13.809670	15.035382	8.88%	0
2011	13.395690	13.809670	3.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	31.467634	26.657147	-15.29%	0
2017	29.240222	31.467634	7.62%	0
2016	23.093137	29.240222	26.62%	0
2015	25.640420	23.093137	-9.93%	0
2014	26.215997	25.640420	-2.20%	0
2013	19.786565	26.215997	32.49%	0
2012	17.186991	19.786565	15.13%	0
2011	18.362599	17.186991	-6.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.286048	9.240412	-18.13%	0
2017	8.264396	11.286048	36.56%	0
2016	7.235351	8.264396	14.22%	0
2015	9.254340	7.235351	-21.82%	0
2014*	10.000000	9.254340	-7.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	19.278103	15.850160	-17.78%	0
2017	16.986032	19.278103	13.49%	0
2016	16.295768	16.986032	4.24%	0
2015	17.920353	16.295768	-9.07%	0
2014	20.735639	17.920353	-13.58%	0
2013	17.338815	20.735639	19.59%	0
2012	15.080585	17.338815	14.97%	0
2011	17.351812	15.080585	-13.09%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.142428	9.061877	-0.88%	0
2017	9.222622	9.142428	-0.87%	0
2016	9.211983	9.222622	0.12%	0
2015	9.898677	9.211983	-6.94%	0
2014*	10.000000	9.898677	-1.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.555478	10.748734	-6.98%	0
2017	10.503999	11.555478	10.01%	0
2016	10.351174	10.503999	1.48%	0
2015	11.301376	10.351174	-8.41%	0
2014	11.179850	11.301376	1.09%	0
2013	10.122600	11.179850	10.44%	0
2012*	10.000000	10.122600	1.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.313147	-6.87%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.652505	8.909320	-7.70%	0
2017	9.572911	9.652505	0.83%	0
2016	9.890700	9.572911	-3.21%	0
2015	9.985768	9.890700	-0.95%	0
2014	9.810979	9.985768	1.78%	0
2013*	10.000000	9.810979	-1.89%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.054100	15.937237	-6.55%	0
2017	13.803905	17.054100	23.55%	0
2016	13.912549	13.803905	-0.78%	0
2015	13.657264	13.912549	1.87%	0
2014	12.982933	13.657264	5.19%	0
2013	9.549556	12.982933	35.95%	0
2012*	10.000000	9.549556	-4.50%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.257735	12.255225	-14.05%	0
2017	12.786089	14.257735	11.51%	0
2016	11.617461	12.786089	10.06%	0
2015	12.480287	11.617461	-6.91%	0
2014	12.319569	12.480287	1.30%	0
2013	9.860932	12.319569	24.93%	0
2012*	10.000000	9.860932	-1.39%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.318998	14.020221	-8.48%	0
2017	12.895484	15.318998	18.79%	0
2016	13.183709	12.895484	-2.19%	0
2015	13.416798	13.183709	-1.74%	0
2014	12.810876	13.416798	4.73%	0
2013	9.643188	12.810876	32.85%	0
2012*	10.000000	9.643188	-3.57%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.141296	13.002293	-8.05%	0
2017	12.293515	14.141296	15.03%	0
2016	12.973398	12.293515	-5.24%	0
2015	14.555269	12.973398	-10.87%	0
2014	15.798878	14.555269	-7.87%	0
2013	12.982624	15.798878	21.69%	0
2012	11.202371	12.982624	15.89%	0
2011	12.413094	11.202371	-9.75%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.157673	11.571505	-4.82%	0
2017	11.717857	12.157673	3.75%	0
2016	10.369672	11.717857	13.00%	0
2015	11.404844	10.369672	-9.08%	0
2014	11.508132	11.404844	-0.90%	0
2013	10.709076	11.508132	7.46%	0
2012*	10.000000	10.709076	7.09%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.423712	14.988384	-2.82%	0
2017	12.497155	15.423712	23.42%	0
2016	12.109034	12.497155	3.21%	0
2015	13.215411	12.109034	-8.37%	0
2014	12.597754	13.215411	4.90%	0
2013	9.969214	12.597754	26.37%	0
2012*	10.000000	9.969214	-0.31%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	21.868456	21.355460	-2.35%	0
2017	19.033192	21.868456	14.90%	0
2016	18.758839	19.033192	1.46%	0
2015	19.210459	18.758839	-2.35%	0
2014	18.250146	19.210459	5.26%	0
2013	15.664117	18.250146	16.51%	0
2012	14.207795	15.664117	10.25%	0
2011	14.413361	14.207795	-1.43%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.683315	9.294450	-4.02%	0
2017	9.633366	9.683315	0.52%	0
2016	9.689733	9.633366	-0.58%	0
2015*	10.000000	9.689733	-3.10%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	32.539456	32.183330	-1.09%	0
2017	25.736500	32.539456	26.43%	0
2016	25.958034	25.736500	-0.85%	0
2015	23.845490	25.958034	8.86%	0
2014	22.605568	23.845490	5.49%	0
2013	17.759331	22.605568	27.29%	0
2012	14.744669	17.759331	20.45%	0
2011	16.291761	14.744669	-9.50%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	21.929287	21.516613	-1.88%	0
2017	15.558917	21.929287	40.94%	0
2016	14.051217	15.558917	10.73%	0
2015	13.807122	14.051217	1.77%	0
2014	12.983825	13.807122	6.34%	0
2013	9.860882	12.983825	31.67%	0
2012*	10.000000	9.860882	-1.39%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	24.482033	20.201421	-17.48%	0
2017	19.243899	24.482033	27.22%	0
2016	21.209341	19.243899	-9.27%	0
2015	23.915178	21.209341	-11.31%	0
2014	27.977619	23.915178	-14.52%	0
2013	25.173395	27.977619	11.14%	0
2012	22.872364	25.173395	10.06%	0
2011	34.759329	22.872364	-34.20%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.627221	8.415620	-20.81%	0
2017	8.548050	10.627221	24.32%	0
2016	7.276843	8.548050	17.47%	0
2015	9.360137	7.276843	-22.26%	0
2014*	10.000000	9.360137	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	9.977474	9.602008	-3.76%	0
2017	9.877187	9.977474	1.02%	0
2016*	10.000000	9.877187	-1.23%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.481253	14.794493	-4.44%	0
2017	12.599796	15.481253	22.87%	0
2016	11.907375	12.599796	5.82%	0
2015	12.512650	11.907375	-4.84%	0
2014	13.909048	12.512650	-10.04%	0
2013	10.127606	13.909048	37.34%	0
2012*	10.000000	10.127606	1.28%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	27.153478	23.667884	-12.84%	0
2017	23.791413	27.153478	14.13%	0
2016	21.500337	23.791413	10.66%	0
2015	22.316785	21.500337	-3.66%	0
2014	20.823339	22.316785	7.17%	0
2013	15.790876	20.823339	31.87%	0
2012	14.012835	15.790876	12.69%	0
2011	14.475798	14.012835	-3.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.025613	15.822566	-12.22%	0
2017	14.614202	18.025613	23.34%	0
2016	14.470379	14.614202	0.99%	0
2015	13.995018	14.470379	3.40%	0
2014	14.229577	13.995018	-1.65%	0
2013	11.463720	14.229577	24.13%	0
2012	10.168611	11.463720	12.74%	0
2011	10.644816	10.168611	-4.47%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.350126	12.077705	-2.21%	0
2017	9.912620	12.350126	24.59%	0
2016	9.629590	9.912620	2.94%	0
2015*	10.000000	9.629590	-3.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	11.456749	11.038534	-3.65%	0
2017	11.124060	11.456749	2.99%	0
2016	10.804570	11.124060	2.96%	0
2015	11.203349	10.804570	-3.56%	0
2014	10.709874	11.203349	4.61%	0
2013	11.077011	10.709874	-3.31%	0
2012	10.431991	11.077011	6.18%	0
2011	10.176278	10.431991	2.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	21.046745	19.023007	-9.62%	0
2017	19.747265	21.046745	6.58%	0
2016	18.361276	19.747265	7.55%	0
2015	19.105150	18.361276	-3.89%	0
2014	19.093566	19.105150	0.06%	0
2013	21.517855	19.093566	-11.27%	0
2012	18.772015	21.517855	14.63%	0
2011	18.058221	18.772015	3.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	9.968427	8.928033	-10.44%	0
2017	9.107046	9.968427	9.46%	0
2016	8.144734	9.107046	11.82%	0
2015*	10.000000	8.144734	-18.55%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	17.616049	15.898650	-9.75%	0
2017	15.412546	17.616049	14.30%	0
2016	14.276164	15.412546	7.96%	0
2015	15.813350	14.276164	-9.72%	0
2014	16.603336	15.813350	-4.76%	0
2013	12.941569	16.603336	28.29%	0
2012	10.852729	12.941569	19.25%	0
2011	11.261590	10.852729	-3.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	23.765984	20.920138	-11.97%	0
2017	22.534549	23.765984	5.46%	0
2016	19.274117	22.534549	16.92%	0
2015	20.740514	19.274117	-7.07%	0
2014	18.882122	20.740514	9.84%	0
2013	14.745507	18.882122	28.05%	0
2012	13.249467	14.745507	11.29%	0
2011	13.557430	13.249467	-2.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.140939	13.989167	-7.61%	0
2017	13.444449	15.140939	12.62%	0
2016	12.682177	13.444449	6.01%	0
2015	12.913723	12.682177	-1.79%	0
2014	12.647730	12.913723	2.10%	0
2013	10.548934	12.647730	19.90%	0
2012	9.374542	10.548934	12.53%	0
2011	9.550328	9.374542	-1.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.077066	9.693277	-3.81%	0
2017	10.038815	10.077066	0.38%	0
2016	10.055386	10.038815	-0.16%	0
2015	10.363680	10.055386	-2.97%	0
2014	10.151330	10.363680	2.09%	0
2013	10.714166	10.151330	-5.25%	0
2012	10.496556	10.714166	2.07%	0
2011	10.208205	10.496556	2.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	17.565099	15.469904	-11.93%	0
2017	13.789795	17.565099	27.38%	0
2016	14.152127	13.789795	-2.56%	0
2015	13.658651	14.152127	3.61%	0
2014	13.791764	13.658651	-0.97%	0
2013	11.024107	13.791764	25.11%	0
2012	9.285619	11.024107	18.72%	0
2011	10.527857	9.285619	-11.80%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	17.823031	17.216350	-3.40%	0
2017	14.339386	17.823031	24.29%	0
2016	13.518398	14.339386	6.07%	0
2015	13.061213	13.518398	3.50%	0
2014	12.428017	13.061213	5.09%	0
2013	9.859746	12.428017	26.05%	0
2012	8.636288	9.859746	14.17%	0
2011	9.316805	8.636288	-7.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.158802	14.417490	-4.89%	0
2017	12.783105	15.158802	18.58%	0
2016	11.831699	12.783105	8.04%	0
2015	12.035531	11.831699	-1.69%	0
2014	11.227558	12.035531	7.20%	0
2013	8.682413	11.227558	29.31%	0
2012	7.627081	8.682413	13.84%	0
2011	8.021648	7.627081	-4.92%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	13.100253	12.439296	-5.05%	0
2017	12.667586	13.100253	3.42%	0
2016	11.988165	12.667586	5.67%	0
2015	12.694110	11.988165	-5.56%	0
2014	12.565088	12.694110	1.03%	0
2013	13.067368	12.565088	-3.84%	0
2012	11.971291	13.067368	9.16%	0
2011	11.661913	11.971291	2.65%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	23.511484	21.155728	-10.02%	0
2017	20.540887	23.511484	14.46%	0
2016	17.963288	20.540887	14.35%	0
2015	19.758788	17.963288	-9.09%	0
2014	18.652561	19.758788	5.93%	0
2013	14.175664	18.652561	31.58%	0
2012	12.335873	14.175664	14.91%	0
2011	13.015873	12.335873	-5.22%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.630123	9.460538	-11.00%	0
2017	9.228578	10.630123	15.19%	0
2016	9.214698	9.228578	0.15%	0
2015*	10.000000	9.214698	-7.85%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	9.995337	-0.05%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	17.515483	16.520392	-5.68%	0
2017	16.869480	17.515483	3.83%	0
2016	15.194153	16.869480	11.03%	0
2015	16.042178	15.194153	-5.29%	0
2014	16.085578	16.042178	-0.27%	0
2013	15.447889	16.085578	4.13%	0
2012	13.867151	15.447889	11.40%	0
2011	13.733989	13.867151	0.97%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.353426	14.181182	-7.64%	0
2017	12.653223	15.353426	21.34%	0
2016	11.458141	12.653223	10.43%	0
2015	11.924416	11.458141	-3.91%	0
2014	11.506869	11.924416	3.63%	0
2013	8.243425	11.506869	39.59%	0
2012	7.255560	8.243425	13.62%	0
2011	8.444706	7.255560	-14.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.383679	14.994604	-8.48%	0
2017	14.232000	16.383679	15.12%	0
2016	13.289846	14.232000	7.09%	0
2015	13.723097	13.289846	-3.16%	0
2014	12.769122	13.723097	7.47%	0
2013	9.476539	12.769122	34.74%	0
2012	8.749196	9.476539	8.31%	0
2011	9.299831	8.749196	-5.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	13.651365	11.847391	-13.21%	0
2017	11.716456	13.651365	16.51%	0
2016	11.117027	11.716456	5.39%	0
2015	11.635522	11.117027	-4.46%	0
2014	11.449690	11.635522	1.62%	0
2013	9.093078	11.449690	25.92%	0
2012	8.050390	9.093078	12.95%	0
2011	8.841611	8.050390	-8.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.442593	11.344301	-8.83%	0
2017	11.417420	12.442593	8.98%	0
2016	11.063571	11.417420	3.20%	0
2015	11.498276	11.063571	-3.78%	0
2014	11.336251	11.498276	1.43%	0
2013	10.166593	11.336251	11.50%	0
2012	9.413534	10.166593	8.00%	0
2011	9.811122	9.413534	-4.05%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.218864	11.804433	-10.70%	0
2017	11.736479	13.218864	12.63%	0
2016	11.244155	11.736479	4.38%	0
2015	11.717858	11.244155	-4.04%	0
2014	11.508610	11.717858	1.82%	0
2013	9.760294	11.508610	17.91%	0
2012	8.831997	9.760294	10.51%	0
2011	9.405529	8.831997	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.013680	10.430141	-5.30%	0
2017	10.647224	11.013680	3.44%	0
2016	10.464718	10.647224	1.74%	0
2015	10.840214	10.464718	-3.46%	0
2014	10.786840	10.840214	0.49%	0
2013	10.570438	10.786840	2.05%	0
2012	10.111823	10.570438	4.54%	0
2011	10.252402	10.111823	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.369396	10.279731	-9.58%	0
2017	10.185868	11.369396	11.62%	0
2016	9.921764	10.185868	2.66%	0
2015	10.660144	9.921764	-6.93%	0
2014	10.719329	10.660144	-0.55%	0
2013*	10.000000	10.719329	7.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.675343	10.549452	-9.64%	0
2017	10.191309	11.675343	14.56%	0
2016	9.865776	10.191309	3.30%	0
2015	10.664917	9.865776	-7.49%	0
2014	10.856494	10.664917	-1.76%	0
2013*	10.000000	10.856494	8.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	12.864786	11.622514	-9.66%	0
2017	11.606174	12.864786	10.84%	0
2016	11.179991	11.606174	3.81%	0
2015	11.620030	11.179991	-3.79%	0
2014	11.426432	11.620030	1.69%	0
2013	9.973680	11.426432	14.57%	0
2012	9.127320	9.973680	9.27%	0
2011	9.609020	9.127320	-5.01%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.413549	11.803038	-12.01%	0
2017	11.680979	13.413549	14.83%	0
2016	11.162939	11.680979	4.64%	0
2015	11.654370	11.162939	-4.22%	0
2014	11.461122	11.654370	1.69%	0
2013	9.482933	11.461122	20.86%	0
2012	8.510379	9.482933	11.43%	0
2011	9.179402	8.510379	-7.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.014762	11.126036	-7.40%	0
2017	11.242152	12.014762	6.87%	0
2016	10.905091	11.242152	3.09%	0
2015	11.334227	10.905091	-3.79%	0
2014	11.197628	11.334227	1.22%	0
2013	10.350925	11.197628	8.18%	0
2012	9.672804	10.350925	7.01%	0
2011	9.972680	9.672804	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.148708	10.765878	-3.43%	0
2017	11.003186	11.148708	1.32%	0
2016	10.774167	11.003186	2.13%	0
2015	11.177269	10.774167	-3.61%	0
2014	10.979595	11.177269	1.80%	0
2013	11.535663	10.979595	-4.82%	0
2012	11.036794	11.535663	4.52%	0
2011	10.681616	11.036794	3.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.885577	11.388962	-4.18%	0
2017	11.777095	11.885577	0.92%	0
2016	11.718269	11.777095	0.50%	0
2015	12.112302	11.718269	-3.25%	0
2014	11.875091	12.112302	2.00%	0
2013	12.466340	11.875091	-4.74%	0
2012	11.967862	12.466340	4.17%	0
2011	11.603596	11.967862	3.14%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.822008	10.324155	-12.67%	0
2017	10.311120	11.822008	14.65%	0
2016	9.517985	10.311120	8.33%	0
2015	10.106448	9.517985	-5.82%	0
2014*	10.000000	10.106448	1.06%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.132833	9.978597	-10.37%	0
2017	10.055760	11.132833	10.71%	0
2016	9.505728	10.055760	5.79%	0
2015	9.949836	9.505728	-4.46%	0
2014*	10.000000	9.949836	-0.50%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	26.128663	25.014585	-4.26%	0
2017	21.142166	26.128663	23.59%	0
2016	21.038897	21.142166	0.49%	0
2015	20.638531	21.038897	1.94%	0
2014	19.548352	20.638531	5.58%	0
2013	14.749057	19.548352	32.54%	0
2012	12.807620	14.749057	15.16%	0
2011	13.506022	12.807620	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	29.178865	23.362383	-19.93%	0
2017	21.243774	29.178865	37.35%	0
2016	20.322849	21.243774	4.53%	0
2015	24.947836	20.322849	-18.54%	0
2014	27.212984	24.947836	-8.32%	0
2013	27.863101	27.212984	-2.33%	0
2012	24.491603	27.863101	13.77%	0
2011	32.535513	24.491603	-24.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.417792	10.124889	-2.81%	0
2017	10.492848	10.417792	-0.72%	0
2016	10.709307	10.492848	-2.02%	0
2015	11.024152	10.709307	-2.86%	0
2014	10.840570	11.024152	1.69%	0
2013	11.618343	10.840570	-6.69%	0
2012	11.593332	11.618343	0.22%	0
2011	11.113871	11.593332	4.31%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	7.712832	7.603880	-1.41%	0
2017	7.897043	7.712832	-2.33%	0
2016	8.119107	7.897043	-2.74%	0
2015	8.348687	8.119107	-2.75%	0
2014	8.584766	8.348687	-2.75%	0
2013	8.827519	8.584766	-2.75%	0
2012	9.077827	8.827519	-2.76%	0
2011	9.333809	9.077827	-2.74%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.218796	7.636905	-17.16%	0
2017	7.459072	9.218796	23.59%	0
2016	7.621119	7.459072	-2.13%	0
2015	8.097502	7.621119	-5.88%	0
2014	8.386889	8.097502	-3.45%	0
2013	7.335633	8.386889	14.33%	0
2012	6.546696	7.335633	12.05%	0
2011	7.479488	6.546696	-12.47%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	9.824444	8.203180	-16.50%	0
2017	8.116364	9.824444	21.04%	0
2016	8.301817	8.116364	-2.23%	0
2015	8.656884	8.301817	-4.10%	0
2014	9.488893	8.656884	-8.77%	0
2013	8.062965	9.488893	17.68%	0
2012	7.014049	8.062965	14.95%	0
2011	8.275513	7.014049	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	22.805473	20.211135	-11.38%	0
2017	19.799383	22.805473	15.18%	0
2016	18.596906	19.799383	6.47%	0
2015	19.315645	18.596906	-3.72%	0
2014	18.918703	19.315645	2.10%	0
2013	15.287862	18.918703	23.75%	0
2012	13.564008	15.287862	12.71%	0
2011	14.517603	13.564008	-6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.499532	14.340038	-7.48%	0
2017	14.340307	15.499532	8.08%	0
2016	13.870453	14.340307	3.39%	0
2015	14.287511	13.870453	-2.92%	0
2014	14.047416	14.287511	1.71%	0
2013	12.735008	14.047416	10.31%	0
2012	11.972248	12.735008	6.37%	0
2011	12.202083	11.972248	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	18.472336	16.799216	-9.06%	0
2017	16.543257	18.472336	11.66%	0
2016	15.787836	16.543257	4.78%	0
2015	16.321122	15.787836	-3.27%	0
2014	15.951276	16.321122	2.32%	0
2013	13.726309	15.951276	16.21%	0
2012	12.574923	13.726309	9.16%	0
2011	13.051895	12.574923	-3.65%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.059052	11.514149	-4.52%	0
2017	11.732355	12.059052	2.78%	0
2016	11.569861	11.732355	1.40%	0
2015	11.865623	11.569861	-2.49%	0
2014	11.744262	11.865623	1.03%	0
2013	11.519747	11.744262	1.95%	0
2012	11.263356	11.519747	2.28%	0
2011	11.251313	11.263356	0.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.284190	10.354869	-8.24%	0
2017	10.174695	11.284190	10.90%	0
2016	9.896710	10.174695	2.81%	0
2015	10.517499	9.896710	-5.90%	0
2014	10.555689	10.517499	-0.36%	0
2013*	10.000000	10.555689	5.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.637923	10.630948	-8.65%	0
2017	10.230582	11.637923	13.76%	0
2016	9.835408	10.230582	4.02%	0
2015	10.530038	9.835408	-6.60%	0
2014	10.643302	10.530038	-1.06%	0
2013*	10.000000	10.643302	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	17.552061	16.097254	-8.29%	0
2017	15.981038	17.552061	9.83%	0
2016	15.336179	15.981038	4.20%	0
2015	15.822837	15.336179	-3.08%	0
2014	15.468802	15.822837	2.29%	0
2013	13.638381	15.468802	13.42%	0
2012	12.656520	13.638381	7.76%	0
2011	13.018902	12.656520	-2.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	20.698171	18.570629	-10.28%	0
2017	18.239528	20.698171	13.48%	0
2016	17.287552	18.239528	5.51%	0
2015	17.907152	17.287552	-3.46%	0
2014	17.543881	17.907152	2.07%	0
2013	14.741084	17.543881	19.01%	0
2012	13.325289	14.741084	10.62%	0
2011	13.999057	13.325289	-4.81%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	14.784852	13.839497	-6.39%	0
2017	13.919532	14.784852	6.22%	0
2016	13.539841	13.919532	2.80%	0
2015	13.926996	13.539841	-2.78%	0
2014	13.672807	13.926996	1.86%	0
2013	12.724004	13.672807	7.46%	0
2012	12.110960	12.724004	5.06%	0
2011	12.200977	12.110960	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.332429	10.487856	-7.45%	0
2017	9.912014	11.332429	14.33%	0
2016	9.388964	9.912014	5.57%	0
2015	9.876443	9.388964	-4.94%	0
2014*	10.000000	9.876443	-1.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.424843	11.770149	-5.27%	0
2017	10.497449	12.424843	18.36%	0
2016	9.808184	10.497449	7.03%	0
2015	10.071321	9.808184	-2.61%	0
2014*	10.000000	10.071321	0.71%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	33.358433	28.743067	-13.84%	0
2017	29.624293	33.358433	12.60%	0
2016	25.321777	29.624293	16.99%	0
2015	26.714894	25.321777	-5.21%	0
2014	25.105343	26.714894	6.41%	0
2013	19.402642	25.105343	29.39%	0
2012	16.984784	19.402642	14.24%	0
2011	17.920119	16.984784	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	10.990027	8.904610	-18.98%	0
2017	9.001206	10.990027	22.10%	0
2016	9.489620	9.001206	-5.15%	0
2015	9.822325	9.489620	-3.39%	0
2014	10.238565	9.822325	-4.07%	0
2013	8.695253	10.238565	17.75%	0
2012	7.740351	8.695253	12.34%	0
2011	8.806401	7.740351	-12.11%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	14.889936	11.968129	-19.62%	0
2017	12.494077	14.889936	19.18%	0
2016	12.236858	12.494077	2.10%	0
2015	13.293678	12.236858	-7.95%	0
2014	15.134350	13.293678	-12.16%	0
2013	12.855995	15.134350	17.72%	0
2012	11.294806	12.855995	13.82%	0
2011	13.894509	11.294806	-18.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	16.479051	15.486389	-6.02%	0
2017	13.045552	16.479051	26.32%	0
2016	13.151678	13.045552	-0.81%	0
2015	13.113194	13.151678	0.29%	0
2014	12.241666	13.113194	7.12%	0
2013	9.364830	12.241666	30.72%	0
2012	8.291891	9.364830	12.94%	0
2011	8.810683	8.291891	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	14.673778	12.585172	-14.23%	0
2017	13.192708	14.673778	11.23%	0
2016	11.689099	13.192708	12.86%	0
2015	12.447477	11.689099	-6.09%	0
2014	11.610202	12.447477	7.21%	0
2013	8.841406	11.610202	31.32%	0
2012	7.731842	8.841406	14.35%	0
2011	8.465881	7.731842	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.288727	14.721820	-9.62%	0
2017	13.133223	16.288727	24.03%	0
2016	12.732524	13.133223	3.15%	0
2015	13.138060	12.732524	-3.09%	0
2014	13.025144	13.138060	0.87%	0
2013	9.662818	13.025144	34.80%	0
2012	8.667409	9.662818	11.48%	0
2011	9.327189	8.667409	-7.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	18.898860	15.958590	-15.56%	0
2017	17.069394	18.898860	10.72%	0
2016	14.924780	17.069394	14.37%	0
2015	15.802905	14.924780	-5.56%	0
2014	13.886251	15.802905	13.80%	0
2013	10.523977	13.886251	31.95%	0
2012	9.301811	10.523977	13.14%	0
2011	9.791644	9.301811	-5.00%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	21.954165	19.592844	-10.76%	0
2017	18.109584	21.954165	21.23%	0
2016	17.231687	18.109584	5.09%	0
2015	17.625668	17.231687	-2.24%	0
2014	17.675492	17.625668	-0.28%	0
2013	12.625800	17.675492	40.00%	0
2012	11.480533	12.625800	9.98%	0
2011	11.907092	11.480533	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	30.409313	24.504912	-19.42%	0
2017	28.750121	30.409313	5.77%	0
2016	23.532875	28.750121	22.17%	0
2015	25.822560	23.532875	-8.87%	0
2014	24.870237	25.822560	3.83%	0
2013	18.263271	24.870237	36.18%	0
2012	15.611021	18.263271	16.99%	0
2011	16.977504	15.611021	-8.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	29.454249	24.963819	-15.25%	0
2017	26.753394	29.454249	10.10%	0
2016	22.447184	26.753394	19.18%	0
2015	23.527936	22.447184	-4.59%	0
2014	24.059591	23.527936	-2.21%	0
2013	17.601725	24.059591	36.69%	0
2012	15.708678	17.601725	12.05%	0
2011	17.147144	15.708678	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	21.630393	20.973820	-3.04%	0
2017	18.495619	21.630393	16.95%	0
2016	17.108164	18.495619	8.11%	0
2015	17.476309	17.108164	-2.11%	0
2014	16.071411	17.476309	8.74%	0
2013	12.635230	16.071411	27.20%	0
2012	11.412964	12.635230	10.71%	0
2011	11.690824	11.412964	-2.38%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.677129	11.826386	-6.71%	0
2017	12.280098	12.677129	3.23%	0
2016	11.780708	12.280098	4.24%	0
2015	12.840733	11.780708	-8.26%	0
2014	10.266665	12.840733	25.07%	0
2013	10.279442	10.266665	-0.12%	0
2012	9.145707	10.279442	12.40%	0
2011	8.859866	9.145707	3.23%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	15.973305	14.774605	-7.50%	0
2017	13.548022	15.973305	17.90%	0
2016	12.504928	13.548022	8.34%	0
2015	12.738439	12.504928	-1.83%	0
2014	11.583770	12.738439	9.97%	0
2013*	10.000000	11.583770	15.84%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.119963	8.940546	-1.97%	0
2017	9.231349	9.119963	-1.21%	0
2016	9.260919	9.231349	-0.32%	0
2015	9.555400	9.260919	-3.08%	0
2014	9.777318	9.555400	-2.27%	0
2013	10.043218	9.777318	-2.65%	0
2012	9.976430	10.043218	0.67%	0
2011	10.126320	9.976430	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.281648	13.173350	-13.80%	0
2017	13.761008	15.281648	11.05%	0
2016	11.705846	13.761008	17.56%	0
2015	12.654727	11.705846	-7.50%	0
2014	12.446117	12.654727	1.68%	0
2013*	10.000000	12.446117	24.46%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	14.994708	12.292363	-18.02%	0
2017	12.563201	14.994708	19.35%	0
2016	12.775059	12.563201	-1.66%	0
2015	13.669999	12.775059	-6.55%	0
2014	15.303479	13.669999	-10.67%	0
2013	13.103093	15.303479	16.79%	0
2012	11.269599	13.103093	16.27%	0
2011	13.232220	11.269599	-14.83%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	30.895104	28.070285	-9.14%	0
2017	25.501925	30.895104	21.15%	0
2016	25.173428	25.501925	1.30%	0
2015	25.630406	25.173428	-1.78%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.405787	8.256812	-1.77%	0
2017	8.566486	8.405787	-1.88%	0
2016	8.701948	8.566486	-1.56%	0
2015	8.931616	8.701948	-2.57%	0
2014	9.128507	8.931616	-2.16%	0
2013	9.329105	9.128507	-2.15%	0
2012	9.171238	9.329105	1.72%	0
2011	9.402725	9.171238	-2.46%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	25.192932	23.093466	-8.33%	0
2017	21.872134	25.192932	15.18%	0
2016	20.470086	21.872134	6.85%	0
2015	21.146995	20.470086	-3.20%	0
2014	19.699739	21.146995	7.35%	0
2013	14.720900	19.699739	33.82%	0
2012	13.640512	14.720900	7.92%	0
2011	14.471265	13.640512	-5.74%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	10.339081	9.408960	-9.00%	0
2017	9.643046	10.339081	7.22%	0
2016	9.370050	9.643046	2.91%	0
2015	10.117622	9.370050	-7.39%	0
2014	10.131178	10.117622	-0.13%	0
2013*	10.000000	10.131178	1.31%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.791937	9.539892	-11.60%	0
2017	9.456793	10.791937	14.12%	0
2016	9.247060	9.456793	2.27%	0
2015	10.492729	9.247060	-11.87%	0
2014	10.694929	10.492729	-1.89%	0
2013*	10.000000	10.694929	6.95%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.747861	9.654788	-10.17%	0
2017	9.726482	10.747861	10.50%	0
2016	9.448478	9.726482	2.94%	0
2015	10.410356	9.448478	-9.24%	0
2014	10.443829	10.410356	-0.32%	0
2013*	10.000000	10.443829	4.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	31.176308	26.253635	-15.79%	0
2017	23.514411	31.176308	32.58%	0
2016	24.215580	23.514411	-2.90%	0
2015	24.018368	24.215580	0.82%	0
2014	24.200060	24.018368	-0.75%	0
2013	19.595089	24.200060	23.50%	0
2012	16.659994	19.595089	17.62%	0
2011	18.727284	16.659994	-11.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.882670	9.173189	-7.18%	0
2017	9.582873	9.882670	3.13%	0
2016	9.272178	9.582873	3.35%	0
2015	9.778066	9.272178	-5.17%	0
2014	9.810141	9.778066	-0.33%	0
2013	10.124727	9.810141	-3.11%	0
2012*	10.000000	10.124727	1.25%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.436418	8.163574	-21.78%	0
2017	8.486342	10.436418	22.98%	0
2016	8.969200	8.486342	-5.38%	0
2015	8.945039	8.969200	0.27%	0
2014*	10.000000	8.945039	-10.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	22.992474	20.546186	-10.64%	0
2017	20.268727	22.992474	13.44%	0
2016	18.724618	20.268727	8.25%	0
2015	18.673950	18.724618	0.27%	0
2014	17.393003	18.673950	7.36%	0
2013	13.606751	17.393003	27.83%	0
2012	11.999343	13.606751	13.40%	0
2011	12.376877	11.999343	-3.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	32.235341	28.040315	-13.01%	0
2017	29.096655	32.235341	10.79%	0
2016	25.423990	29.096655	14.45%	0
2015	27.839571	25.423990	-8.68%	0
2014	25.638692	27.839571	8.58%	0
2013	18.747322	25.638692	36.76%	0
2012	16.383631	18.747322	14.43%	0
2011	17.257281	16.383631	-5.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.699711	9.837126	-8.06%	0
2017	9.703193	10.699711	10.27%	0
2016	8.836401	9.703193	9.81%	0
2015	10.005705	8.836401	-11.69%	0
2014	10.242084	10.005705	-2.31%	0
2013	10.520224	10.242084	-2.64%	0
2012*	10.000000	10.520224	5.20%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.721601	9.922103	-7.46%	0
2017	10.041823	10.721601	6.77%	0
2016	9.119963	10.041823	10.11%	0
2015	9.605032	9.119963	-5.05%	0
2014*	10.000000	9.605032	-3.95%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.653281	9.936771	-6.73%	0
2017	9.891845	10.653281	7.70%	0
2016	9.883819	9.891845	0.08%	0
2015	10.948941	9.883819	-9.73%	0
2014	11.224773	10.948941	-2.46%	0
2013	12.353434	11.224773	-9.14%	0
2012	12.072054	12.353434	2.33%	0
2011	11.448916	12.072054	5.44%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.071118	9.815887	-2.53%	0
2017	10.227049	10.071118	-1.52%	0
2016	10.379984	10.227049	-1.47%	0
2015	10.651267	10.379984	-2.55%	0
2014	10.871110	10.651267	-2.02%	0
2013	11.204537	10.871110	-2.98%	0
2012	10.895714	11.204537	2.83%	0
2011	11.091175	10.895714	-1.76%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.964948	9.827709	-1.38%	0
2017	10.015092	9.964948	-0.50%	0
2016*	10.000000	10.015092	0.15%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.101569	9.759898	-3.38%	0
2017	9.909097	10.101569	1.94%	0
2016	9.931938	9.909097	-0.23%	0
2015	10.178624	9.931938	-2.42%	0
2014	10.047724	10.178624	1.30%	0
2013	10.548416	10.047724	-4.75%	0
2012	9.906344	10.548416	6.48%	0
2011*	10.000000	9.906344	-0.94%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.154307	9.925112	-11.02%	0
2017*	10.000000	11.154307	11.54%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.077304	13.018257	-0.45%	0
2017	10.271555	13.077304	27.32%	0
2016*	10.000000	10.271555	2.72%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	17.629926	13.865570	-21.35%	0
2017	14.320389	17.629926	23.11%	0
2016	15.094588	14.320389	-5.13%	0
2015	15.499776	15.094588	-2.61%	0
2014	17.097001	15.499776	-9.34%	0
2013	13.726912	17.097001	24.55%	0
2012	11.578377	13.726912	18.56%	0
2011	14.332632	11.578377	-19.22%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	31.370269	30.764003	-1.93%	0
2017	25.336065	31.370269	23.82%	0
2016	29.177264	25.336065	-13.17%	0
2015	26.675744	29.177264	9.38%	0
2014	20.902851	26.675744	27.62%	0
2013	14.280110	20.902851	46.38%	0
2012	11.209741	14.280110	27.39%	0
2011	10.441594	11.209741	7.36%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.892467	4.796883	-30.40%	0
2017	7.229323	6.892467	-4.66%	0
2016	5.183035	7.229323	39.48%	0
2015	8.030183	5.183035	-35.46%	0
2014	10.238440	8.030183	-21.57%	0
2013	9.545243	10.238440	7.26%	0
2012*	10.000000	9.545243	-4.55%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.050049	4.916501	-30.26%	0
2017	7.374041	7.050049	-4.39%	0
2016	5.275845	7.374041	39.77%	0
2015	8.151954	5.275845	-35.28%	0
2014	10.362448	8.151954	-21.33%	0
2013	9.640010	10.362448	7.49%	0
2012*	10.000000	9.640010	-3.60%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	24.900048	24.528200	-1.49%	0
2017	20.341858	24.900048	22.41%	0
2016	19.411688	20.341858	4.79%	0
2015	20.553192	19.411688	-5.55%	0
2014	21.539034	20.553192	-4.58%	0
2013	14.742376	21.539034	46.10%	0
2012	14.054110	14.742376	4.90%	0
2011	15.147080	14.054110	-7.22%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	11.865956	10.684507	-9.96%	0
2017	10.677377	11.865956	11.13%	0
2016	10.626381	10.677377	0.48%	0
2015	11.076528	10.626381	-4.06%	0
2014	10.935555	11.076528	1.29%	0
2013	10.051103	10.935555	8.80%	0
2012*	10.000000	10.051103	0.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	22.997784	21.043815	-8.50%	0
2017	19.948275	22.997784	15.29%	0
2016	18.475905	19.948275	7.97%	0
2015	18.740763	18.475905	-1.41%	0
2014	17.641638	18.740763	6.23%	0
2013	13.484765	17.641638	30.83%	0
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.580692	-24.19%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	33.415361	27.506972	-17.68%	108
2017	30.460764	33.415361	9.70%	169
2016	25.110173	30.460764	21.31%	157
2015	27.393485	25.110173	-8.34%	145
2014	25.868447	27.393485	5.90%	0
2013	19.336002	25.868447	33.78%	0
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.258355	10.632981	-5.55%	0
2017	11.171566	11.258355	0.78%	0
2016	11.009467	11.171566	1.47%	0
2015	11.613316	11.009467	-5.20%	0
2014	11.566206	11.613316	0.41%	0
2013	13.001950	11.566206	-11.04%	0
2012	12.457317	13.001950	4.37%	0
2011	11.468142	12.457317	8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	22.604579	20.387713	-9.81%	0
2017	19.330112	22.604579	16.94%	0
2016	17.566558	19.330112	10.04%	0
2015	19.215807	17.566558	-8.58%	0
2014	17.599057	19.215807	9.19%	0
2013	13.363774	17.599057	31.69%	0
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	25.287772	21.389967	-15.41%	0
2017	23.337735	25.287772	8.36%	0
2016	19.563573	23.337735	19.29%	0
2015	20.450229	19.563573	-4.34%	0
2014	18.100019	20.450229	12.98%	0
2013	14.334962	18.100019	26.26%	0
2012	12.689651	14.334962	12.97%	0
2011	13.165463	12.689651	-3.61%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	12.227365	11.301332	-7.57%	0
2017	10.956434	12.227365	11.60%	0
2016	10.506854	10.956434	4.28%	0
2015	10.926622	10.506854	-3.84%	0
2014	10.923671	10.926622	0.03%	0
2013*	10.000000	10.923671	9.24%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.417973	9.832242	-5.62%	0
2017	10.008784	10.417973	4.09%	0
2016	9.126400	10.008784	9.67%	0
2015*	10.000000	9.126400	-8.74%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.688002	9.347344	-3.52%	0
2017	9.656697	9.688002	0.32%	0
2016	9.695667	9.656697	-0.40%	0
2015*	10.000000	9.695667	-3.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.351177	11.113140	-10.02%	557
2017	10.907199	12.351177	13.24%	0
2016	9.667886	10.907199	12.82%	0
2015*	10.000000	9.667886	-3.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.093503	13.556778	-10.18%	0
2017	13.655098	15.093503	10.53%	0
2016	13.532429	13.655098	0.91%	0
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
2013	12.762899	14.193990	11.21%	0
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.104214	9.427070	-6.70%	0
2017*	10.000000	10.104214	1.04%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.647493	12.630060	-19.28%	0
2017	14.403341	15.647493	8.64%	0
2016	11.303249	14.403341	27.43%	0
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
2013*	10.000000	12.110138	21.10%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.790257	10.480230	-18.06%	0
2017	11.437326	12.790257	11.83%	0
2016	10.213214	11.437326	11.99%	0
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	34.217833	30.269300	-11.54%	0
2017	31.316331	34.217833	9.27%	0
2016	25.623449	31.316331	22.22%	0
2015	26.990440	25.623449	-5.06%	0
2014	26.415125	26.990440	2.18%	0
2013	19.312437	26.415125	36.78%	0
2012	17.167519	19.312437	12.49%	0
2011	17.562244	17.167519	-2.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	24.245424	22.418774	-7.53%	0
2017	20.576755	24.245424	17.83%	0
2016	18.994577	20.576755	8.33%	0
2015	19.373524	18.994577	-1.96%	0
2014	17.622288	19.373524	9.94%	0
2013	13.765298	17.622288	28.02%	0
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	21.620713	19.519380	-9.72%	0
2017	17.511645	21.620713	23.46%	0
2016	16.736985	17.511645	4.63%	0
2015	17.699491	16.736985	-5.44%	0
2014	16.887578	17.699491	4.81%	0
2013	14.379243	16.887578	17.44%	0
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	20.567650	16.132855	-21.56%	0
2017	17.012206	20.567650	20.90%	0
2016	14.984962	17.012206	13.53%	0
2015	15.815606	14.984962	-5.25%	0
2014	16.059062	15.815606	-1.52%	0
2013	11.146508	16.059062	44.07%	0
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.054026	9.762602	-2.90%	682
2017	9.998641	10.054026	0.55%	653
2016	9.441256	9.998641	5.90%	704
2015	9.810564	9.441256	-3.76%	704
2014*	10.000000	9.810564	-1.89%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.002802	-9.97%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	11.440841	11.031645	-3.58%	0
2017	11.344142	11.440841	0.85%	0
2016	11.271918	11.344142	0.64%	0
2015	11.647826	11.271918	-3.23%	0
2014	11.576676	11.647826	0.61%	0
2013	11.821457	11.576676	-2.07%	0
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.160896	-18.39%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	14.463370	13.457110	-6.96%	0
2017	13.190725	14.463370	9.65%	0
2016	12.895190	13.190725	2.29%	0
2015	13.337429	12.895190	-3.32%	0
2014	13.167149	13.337429	1.29%	0
2013	11.967139	13.167149	10.03%	0
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	15.551817	14.195261	-8.72%	0
2017	13.760823	15.551817	13.02%	0
2016	13.379710	13.760823	2.85%	0
2015	13.828646	13.379710	-3.25%	0
2014	13.601967	13.828646	1.67%	0
2013	12.101595	13.601967	12.40%	0
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	16.926637	15.124967	-10.64%	0
2017	14.427091	16.926637	17.33%	0
2016	13.952216	14.427091	3.40%	0
2015	14.430605	13.952216	-3.32%	0
2014	14.174006	14.430605	1.81%	0
2013	12.010790	14.174006	18.01%	0
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.660184	10.828598	-7.13%	0
2017	10.330169	11.660184	12.88%	0
2016*	10.000000	10.330169	3.30%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	14.205998	10.386344	-26.89%	258
2017	15.031245	14.205998	-5.49%	1,654
2016	11.582343	15.031245	29.78%	1,407
2015	15.036702	11.582343	-22.97%	0
2014	17.734410	15.036702	-15.21%	0
2013	14.696536	17.734410	20.67%	0
2012	14.437414	14.696536	1.79%	0
2011	15.667214	14.437414	-7.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	21.161009	18.809300	-11.11%	0
2017	19.324148	21.161009	9.51%	0
2016	16.888367	19.324148	14.42%	0
2015	18.143970	16.888367	-6.92%	0
2014	17.207514	18.143970	5.44%	0
2013	13.849083	17.207514	24.25%	0
2012	12.172832	13.849083	13.77%	0
2011	12.441335	12.172832	-2.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.637880	11.152930	-11.75%	0
2017	11.148777	12.637880	13.36%	0
2016*	10.000000	11.148777	11.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	25.448663	24.625086	-3.24%	1,479
2017	19.418351	25.448663	31.05%	1,479
2016	19.866938	19.418351	-2.26%	1,479
2015	19.119173	19.866938	3.91%	1,479
2014	17.718577	19.119173	7.90%	1,479
2013	13.403393	17.718577	32.19%	0
2012	12.054200	13.403393	11.19%	0
2011	12.404738	12.054200	-2.83%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	11.691130	11.272566	-3.58%	0
2017	11.565279	11.691130	1.09%	0
2016	11.387571	11.565279	1.56%	0
2015	11.816038	11.387571	-3.63%	0
2014	11.509795	11.816038	2.66%	0
2013	12.091408	11.509795	-4.81%	0
2012	11.780440	12.091408	2.64%	0
2011	11.322263	11.780440	4.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	37.488023	31.049993	-17.17%	1,075
2017	31.993858	37.488023	17.17%	1,075
2016	29.406670	31.993858	8.80%	1,075
2015	30.754840	29.406670	-4.38%	1,075
2014	29.840967	30.754840	3.06%	1,075
2013	22.595215	29.840967	32.07%	0
2012	20.292506	22.595215	11.35%	0
2011	23.417615	20.292506	-13.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	21.593300	17.825255	-17.45%	534
2017	17.088676	21.593300	26.36%	534
2016	18.557280	17.088676	-7.91%	534
2015	18.482697	18.557280	0.40%	534
2014	20.735722	18.482697	-10.87%	0
2013	16.388705	20.735722	26.52%	0
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	27.417077	21.982319	-19.82%	0
2017	23.684100	27.417077	15.76%	0
2016	22.297117	23.684100	6.22%	0
2015	23.695549	22.297117	-5.90%	0
2014	22.887514	23.695549	3.53%	0
2013	18.087037	22.887514	26.54%	0
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.482486	10.960453	-12.19%	0
2017	11.467333	12.482486	8.85%	0
2016	10.422914	11.467333	10.02%	600
2015	11.433662	10.422914	-8.84%	600
2014	11.437321	11.433662	-0.03%	0
2013	9.506783	11.437321	20.31%	0
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	14.351392	13.347002	-7.00%	0
2017	13.461406	14.351392	6.61%	471
2016	12.144873	13.461406	10.84%	0
2015	13.443157	12.144873	-9.66%	0
2014	13.220200	13.443157	1.69%	0
2013	11.936787	13.220200	10.75%	0
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	24.675678	22.763720	-7.75%	0
2017	21.055449	24.675678	17.19%	0
2016	18.665767	21.055449	12.80%	0
2015	19.930590	18.665767	-6.35%	0
2014	18.859588	19.930590	5.68%	0
2013	14.960844	18.859588	26.06%	0
2012	13.748292	14.960844	8.82%	0
2011	13.342989	13.748292	3.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	31.231221	26.443187	-15.33%	0
2017	29.035427	31.231221	7.56%	0
2016	22.943148	29.035427	26.55%	0
2015	25.486989	22.943148	-9.98%	0
2014	26.072543	25.486989	-2.25%	0
2013	19.688406	26.072543	32.43%	0
2012	17.110551	19.688406	15.07%	0
2011	18.290326	17.110551	-6.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.264793	9.218228	-18.17%	0
2017	8.253065	11.264793	36.49%	0
2016	7.229138	8.253065	14.16%	0
2015	9.251148	7.229138	-21.86%	0
2014*	10.000000	9.251148	-7.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	19.133253	15.722925	-17.82%	0
2017	16.867044	19.133253	13.44%	0
2016	16.189921	16.867044	4.18%	0
2015	17.813118	16.189921	-9.11%	0
2014	20.622174	17.813118	-13.62%	0
2013	17.252789	20.622174	19.53%	0
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.125211	9.040130	-0.93%	0
2017	9.209968	9.125211	-0.92%	0
2016	9.204062	9.209968	0.06%	0
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.521867	10.711928	-7.03%	0
2017	10.478819	11.521867	9.95%	0
2016	10.331661	10.478819	1.42%	0
2015	11.285884	10.331661	-8.46%	0
2014	11.170283	11.285884	1.03%	0
2013	10.119132	11.170283	10.39%	0
2012*	10.000000	10.119132	1.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.309942	-6.90%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.629384	8.883382	-7.75%	0
2017	9.554884	9.629384	0.78%	0
2016	9.877135	9.554884	-3.26%	0
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
2013*	10.000000	9.807613	-1.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.004429	15.882615	-6.60%	0
2017	13.770753	17.004429	23.48%	0
2016	13.886258	13.770753	-0.83%	0
2015	13.638468	13.886258	1.82%	0
2014	12.971739	13.638468	5.14%	0
2013	9.546221	12.971739	35.88%	0
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.216297	12.213276	-14.09%	0
2017	12.755461	14.216297	11.45%	0
2016	11.595568	12.755461	10.00%	0
2015	12.463181	11.595568	-6.96%	0
2014	12.309019	12.463181	1.25%	0
2013	9.857551	12.309019	24.87%	0
2012*	10.000000	9.857551	-1.42%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.274376	13.972154	-8.53%	0
2017	12.864505	15.274376	18.73%	0
2016	13.158788	12.864505	-2.24%	0
2015	13.398321	13.158788	-1.79%	0
2014	12.799835	13.398321	4.68%	0
2013	9.639823	12.799835	32.78%	0
2012*	10.000000	9.639823	-3.60%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.078455	12.937818	-8.10%	0
2017	12.245158	14.078455	14.97%	0
2016	12.928999	12.245158	-5.29%	475
2015	14.512924	12.928999	-10.91%	475
2014	15.761022	14.512924	-7.92%	0
2013	12.958181	15.761022	21.63%	0
2012	11.187039	12.958181	15.83%	0
2011	12.402468	11.187039	-9.80%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.122322	11.531899	-4.87%	1,466
2017	11.689778	12.122322	3.70%	898
2016	10.350119	11.689778	12.94%	898
2015	11.389199	10.350119	-9.12%	898
2014	11.498254	11.389199	-0.95%	898
2013	10.705396	11.498254	7.41%	0
2012*	10.000000	10.705396	7.05%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.378860	14.937071	-2.87%	0
2017	12.467211	15.378860	23.35%	0
2016	12.086222	12.467211	3.15%	0
2015	13.197304	12.086222	-8.42%	0
2014	12.586962	13.197304	4.85%	0
2013	9.965800	12.586962	26.30%	0
2012*	10.000000	9.965800	-0.34%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	21.704194	21.184097	-2.40%	0
2017	18.899897	21.704194	14.84%	0
2016	18.637026	18.899897	1.41%	0
2015	19.095541	18.637026	-2.40%	0
2014	18.150293	19.095541	5.21%	0
2013	15.586418	18.150293	16.45%	0
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.670050	9.276918	-4.07%	0
2017	9.625113	9.670050	0.47%	0
2016	9.686401	9.625113	-0.63%	0
2015*	10.000000	9.686401	-3.14%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	32.295093	31.925123	-1.15%	0
2017	25.556324	32.295093	26.37%	0
2016	25.789535	25.556324	-0.90%	0
2015	23.702893	25.789535	8.80%	0
2014	22.481949	23.702893	5.43%	0
2013	17.671304	22.481949	27.22%	0
2012	14.679135	17.671304	20.38%	0
2011	16.227666	14.679135	-9.54%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	21.865453	21.442884	-1.93%	0
2017	15.521570	21.865453	40.87%	0
2016	14.024685	15.521570	10.67%	0
2015	13.788145	14.024685	1.72%	0
2014	12.972649	13.788145	6.29%	0
2013	9.857446	12.972649	31.60%	0
2012*	10.000000	9.857446	-1.43%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	24.298065	20.039234	-17.53%	0
2017	19.109080	24.298065	27.15%	0
2016	21.071553	19.109080	-9.31%	0
2015	23.772057	21.071553	-11.36%	0
2014	27.824520	23.772057	-14.56%	0
2013	25.048520	27.824520	11.08%	0
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.607223	8.395435	-20.85%	267
2017	8.536326	10.607223	24.26%	0
2016	7.270589	8.536326	17.41%	327
2015	9.356915	7.270589	-22.30%	305
2014*	10.000000	9.356915	-6.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	9.968970	9.588869	-3.81%	0
2017	9.873826	9.968970	0.96%	657
2016*	10.000000	9.873826	-1.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.436236	14.743841	-4.49%	139
2017	12.569598	15.436236	22.81%	0
2016	11.884934	12.569598	5.76%	232
2015	12.495492	11.884934	-4.89%	196
2014	13.897130	12.495492	-10.09%	0
2013	10.124137	13.897130	37.27%	0
2012*	10.000000	10.124137	1.24%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	26.949526	23.477956	-12.88%	1,434
2017	23.624819	26.949526	14.07%	1,255
2016	21.360745	23.624819	10.60%	969
2015	22.183308	21.360745	-3.71%	174
2014	20.709429	22.183308	7.12%	0
2013	15.712564	20.709429	31.80%	0
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	17.954770	15.752223	-12.27%	0
2017	14.564225	17.954770	23.28%	0
2016	14.428295	14.564225	0.94%	0
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
2013	11.448030	14.202803	24.06%	0
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.332622	12.054337	-2.26%	0
2017	9.903641	12.332622	24.53%	0
2016	9.625801	9.903641	2.89%	0
2015*	10.000000	9.625801	-3.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	11.370623	10.949883	-3.70%	0
2017	11.046100	11.370623	2.94%	0
2016	10.734352	11.046100	2.90%	0
2015	11.136284	10.734352	-3.61%	0
2014	10.651238	11.136284	4.55%	0
2013	11.022034	10.651238	-3.36%	0
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	20.885143	18.867190	-9.66%	0
2017	19.605698	20.885143	6.53%	0
2016	18.238998	19.605698	7.49%	0
2015	18.987684	18.238998	-3.94%	0
2014	18.985940	18.987684	0.01%	0
2013	21.407573	18.985940	-11.31%	0
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	9.954803	8.911212	-10.48%	360
2017	9.099253	9.954803	9.40%	0
2016	8.141933	9.099253	11.76%	0
2015*	10.000000	8.141933	-18.58%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	17.551348	15.832057	-9.80%	0
2017	15.363797	17.551348	14.24%	0
2016	14.238309	15.363797	7.90%	0
2015	15.779533	14.238309	-9.77%	0
2014	16.576352	15.779533	-4.81%	0
2013	12.927189	16.576352	28.23%	0
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	23.660353	20.816384	-12.02%	0
2017	22.445897	23.660353	5.41%	0
2016	19.208138	22.445897	16.86%	0
2015	20.680155	19.208138	-7.12%	0
2014	18.836864	20.680155	9.79%	0
2013	14.717743	18.836864	27.99%	0
2012	13.231330	14.717743	11.23%	0
2011	13.545816	13.231330	-2.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.050403	13.898324	-7.65%	0
2017	13.370906	15.050403	12.56%	0
2016	12.619269	13.370906	5.96%	0
2015	12.856279	12.619269	-1.84%	0
2014	12.597934	12.856279	2.05%	0
2013	10.512811	12.597934	19.83%	0
2012	9.347262	10.512811	12.47%	0
2011	9.527413	9.347262	-1.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.016813	9.630329	-3.86%	0
2017	9.983894	10.016813	0.33%	0
2016	10.005496	9.983894	-0.22%	0
2015	10.317560	10.005496	-3.02%	0
2014	10.111357	10.317560	2.04%	0
2013	10.677472	10.111357	-5.30%	0
2012	10.466013	10.677472	2.02%	0
2011	10.183718	10.466013	2.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	17.460016	15.369392	-11.97%	0
2017	13.714330	17.460016	27.31%	0
2016	14.081903	13.714330	-2.61%	0
2015	13.597858	14.081903	3.56%	0
2014	13.737430	13.597858	-1.02%	0
2013	10.986318	13.737430	25.04%	0
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	17.716362	17.104460	-3.45%	0
2017	14.260879	17.716362	24.23%	0
2016	13.451292	14.260879	6.02%	0
2015	13.003065	13.451292	3.45%	0
2014	12.379059	13.003065	5.04%	0
2013	9.825956	12.379059	25.98%	0
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.075907	14.331231	-4.94%	371
2017	12.719713	15.075907	18.52%	371
2016	11.779077	12.719713	7.99%	0
2015	11.988163	11.779077	-1.74%	0
2014	11.189124	11.988163	7.14%	0
2013	8.657138	11.189124	29.25%	0
2012	7.608789	8.657138	13.78%	0
2011	8.006521	7.608789	-4.97%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	13.001926	12.339556	-5.09%	0
2017	12.578949	13.001926	3.36%	255
2016	11.910382	12.578949	5.61%	275
2015	12.618235	11.910382	-5.61%	275
2014	12.496407	12.618235	0.97%	0
2013	13.002609	12.496407	-3.89%	0
2012	11.918116	13.002609	9.10%	0
2011	11.616056	11.918116	2.60%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	23.334892	20.985971	-10.07%	0
2017	20.397070	23.334892	14.40%	309
2016	17.846667	20.397070	14.29%	0
2015	19.640621	17.846667	-9.13%	0
2014	18.550540	19.640621	5.88%	0
2013	14.105376	18.550540	31.51%	0
2012	12.281047	14.105376	14.85%	0
2011	12.964673	12.281047	-5.27%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.616668	9.443673	-11.05%	0
2017	9.221629	10.616668	15.13%	0
2016	9.212477	9.221629	0.10%	0
2015*	10.000000	9.212477	-7.88%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	9.991894	-0.08%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	17.384002	16.387904	-5.73%	0
2017	16.751427	17.384002	3.78%	0
2016	15.095570	16.751427	10.97%	0
2015	15.946289	15.095570	-5.33%	0
2014	15.997653	15.946289	-0.32%	0
2013	15.371340	15.997653	4.07%	0
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.277261	14.103539	-7.68%	0
2017	12.596897	15.277261	21.28%	0
2016	11.412987	12.596897	10.37%	0
2015	11.883536	11.412987	-3.96%	0
2014	11.473316	11.883536	3.58%	0
2013	8.223614	11.473316	39.52%	0
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.302438	14.912534	-8.53%	0
2017	14.168681	16.302438	15.06%	0
2016	13.237495	14.168681	7.03%	0
2015	13.676061	13.237495	-3.21%	0
2014	12.731911	13.676061	7.42%	0
2013	9.453792	12.731911	34.68%	0
2012	8.732701	9.453792	8.26%	0
2011	9.287067	8.732701	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	13.583736	11.782604	-13.26%	0
2017	11.664376	13.583736	16.45%	0
2016	11.073299	11.664376	5.34%	0
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
2013	9.071301	11.416396	25.85%	0
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.380933	11.282244	-8.87%	0
2017	11.366648	12.380933	8.92%	278
2016	11.020024	11.366648	3.15%	300
2015	11.458907	11.020024	-3.83%	300
2014	11.303253	11.458907	1.38%	0
2013	10.142217	11.303253	11.45%	0
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.153361	11.739859	-10.75%	0
2017	11.684297	13.153361	12.57%	0
2016	11.199906	11.684297	4.32%	0
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
2013	9.736897	11.475126	17.85%	0
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	10.959062	10.373042	-5.35%	0
2017	10.599860	10.959062	3.39%	0
2016	10.423517	10.599860	1.69%	0
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
2013	10.545087	10.755430	1.99%	0
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.342191	10.249825	-9.63%	0
2017	10.166707	11.342191	11.56%	0
2016	9.908172	10.166707	2.61%	0
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
2013*	10.000000	10.715650	7.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.647376	10.518740	-9.69%	0
2017	10.172106	11.647376	14.50%	0
2016	9.852239	10.172106	3.25%	0
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
2013*	10.000000	10.852763	8.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	12.801049	11.558950	-9.70%	0
2017	11.554588	12.801049	10.79%	0
2016	11.136019	11.554588	3.76%	0
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
2013	9.949779	11.393201	14.51%	0
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.347052	11.738447	-12.05%	0
2017	11.629035	13.347052	14.77%	0
2016	11.118998	11.629035	4.59%	0
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0
2013	9.460189	11.427758	20.80%	0
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	11.955261	11.065208	-7.44%	0
2017	11.192214	11.955261	6.82%	0
2016	10.862204	11.192214	3.04%	0
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
2013	10.326136	11.165064	8.12%	0
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.093456	10.706971	-3.48%	0
2017	10.954271	11.093456	1.27%	0
2016	10.731772	10.954271	2.07%	310
2015	11.139016	10.731772	-3.66%	310
2014	10.947658	11.139016	1.75%	0
2013	11.508013	10.947658	-4.87%	0
2012	11.016021	11.508013	4.47%	0
2011	10.666995	11.016021	3.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.826647	11.326635	-4.23%	0
2017	11.724704	11.826647	0.87%	0
2016	11.672135	11.724704	0.45%	0
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
2013	12.436445	11.840522	-4.79%	0
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.797965	10.297833	-12.72%	0
2017	10.295422	11.797965	14.59%	0
2016	9.508368	10.295422	8.28%	0
2015	10.101429	9.508368	-5.87%	0
2014*	10.000000	10.101429	1.01%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.110194	9.953144	-10.41%	0
2017	10.040458	11.110194	10.65%	0
2016	9.496130	10.040458	5.73%	0
2015	9.944909	9.496130	-4.51%	0
2014*	10.000000	9.944909	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	26.012615	24.890612	-4.31%	0
2017	21.059052	26.012615	23.52%	0
2016	20.966938	21.059052	0.44%	0
2015	20.578521	20.966938	1.89%	0
2014	19.501541	20.578521	5.52%	0
2013	14.721296	19.501541	32.47%	0
2012	12.790097	14.721296	15.10%	0
2011	13.494469	12.790097	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	28.959710	23.174907	-19.98%	328
2017	21.095014	28.959710	37.28%	328
2016	20.190887	21.095014	4.48%	199
2015	24.798604	20.190887	-18.58%	199
2014	27.064117	24.798604	-8.37%	199
2013	27.724932	27.064117	-2.38%	0
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.339504	10.043603	-2.86%	0
2017	10.419336	10.339504	-0.77%	0
2016	10.639733	10.419336	-2.07%	0
2015	10.958173	10.639733	-2.91%	0
2014	10.781225	10.958173	1.64%	0
2013	11.560693	10.781225	-6.74%	0
2012	11.541747	11.560693	0.16%	0
2011	11.070092	11.541747	4.26%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	7.653907	7.541885	-1.46%	0
2017	7.840732	7.653907	-2.38%	0
2016	8.065353	7.840732	-2.79%	0
2015	8.297687	8.065353	-2.80%	0
2014	8.536715	8.297687	-2.80%	0
2013	8.782623	8.536715	-2.80%	0
2012	9.036319	8.782623	-2.81%	0
2011	9.295895	9.036319	-2.79%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.173144	7.595154	-17.20%	279
2017	7.425949	9.173144	23.53%	404
2016	7.591160	7.425949	-2.18%	384
2015	8.069825	7.591160	-5.93%	314
2014	8.362511	8.069825	-3.50%	0
2013	7.318072	8.362511	14.27%	0
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	9.765630	8.149855	-16.55%	0
2017	8.071918	9.765630	20.98%	0
2016	8.260578	8.071918	-2.28%	0
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
2013	8.035306	9.451487	17.62%	0
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	22.634105	20.048871	-11.42%	0
2017	19.660670	22.634105	15.12%	0
2016	18.476085	19.660670	6.41%	0
2015	19.200033	18.476085	-3.77%	0
2014	18.815140	19.200033	2.05%	0
2013	15.211995	18.815140	23.69%	0
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.430631	14.268902	-7.53%	0
2017	14.283888	15.430631	8.03%	0
2016	13.822964	14.283888	3.33%	0
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
2013	12.711006	14.013733	10.25%	0
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	18.390240	16.715906	-9.10%	0
2017	16.478180	18.390240	11.60%	0
2016	15.733797	16.478180	4.73%	0
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
2013	13.700429	15.913040	16.15%	0
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.968491	11.421778	-4.57%	0
2017	11.650222	11.968491	2.73%	278
2016	11.494770	11.650222	1.35%	294
2015	11.794682	11.494770	-2.54%	294
2014	11.680051	11.794682	0.98%	0
2013	11.462657	11.680051	1.90%	0
2012	11.213319	11.462657	2.22%	0
2011	11.207072	11.213319	0.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.257151	10.324715	-8.28%	0
2017	10.155527	11.257151	10.85%	0
2016	9.883121	10.155527	2.76%	0
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
2013*	10.000000	10.552060	5.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.610056	10.600018	-8.70%	0
2017	10.211311	11.610056	13.70%	0
2016	9.821915	10.211311	3.96%	0
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
2013*	10.000000	10.639645	6.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	17.420168	15.968030	-8.34%	0
2017	15.869077	17.420168	9.77%	0
2016	15.236554	15.869077	4.15%	0
2015	15.728144	15.236554	-3.13%	0
2014	15.384138	15.728144	2.24%	0
2013	13.570711	15.384138	13.36%	0
2012	12.600222	13.570711	7.70%	0
2011	12.967653	12.600222	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	20.542703	18.421601	-10.33%	0
2017	18.111804	20.542703	13.42%	0
2016	17.175295	18.111804	5.45%	0
2015	17.800016	17.175295	-3.51%	0
2014	17.447894	17.800016	2.02%	0
2013	14.667970	17.447894	18.95%	0
2012	13.266031	14.667970	10.57%	0
2011	13.943954	13.266031	-4.86%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	14.673779	13.728427	-6.44%	0
2017	13.822035	14.673779	6.16%	0
2016	13.451908	13.822035	2.75%	0
2015	13.843669	13.451908	-2.83%	0
2014	13.597992	13.843669	1.81%	0
2013	12.660893	13.597992	7.40%	0
2012	12.057119	12.660893	5.01%	0
2011	12.152968	12.057119	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.312295	10.463811	-7.50%	2,466
2017	9.899476	11.312295	14.27%	2,467
2016	9.381897	9.899476	5.52%	1,845
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.402771	11.743149	-5.32%	4,658
2017	10.484178	12.402771	18.30%	3,562
2016	9.800798	10.484178	6.97%	3,562
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	33.107800	28.512359	-13.88%	205
2017	29.416796	33.107800	12.55%	0
2016	25.157316	29.416796	16.93%	0
2015	26.555049	25.157316	-5.26%	0
2014	24.967964	26.555049	6.36%	0
2013	19.306383	24.967964	29.32%	0
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	10.935593	8.855918	-19.02%	0
2017	8.961208	10.935593	22.03%	0
2016	9.452286	8.961208	-5.20%	0
2015	9.788724	9.452286	-3.44%	0
2014	10.208791	9.788724	-4.11%	0
2013	8.674427	10.208791	17.69%	0
2012	7.725792	8.674427	12.28%	0
2011	8.794338	7.725792	-12.15%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	14.778104	11.872087	-19.66%	0
2017	12.406597	14.778104	19.11%	0
2016	12.157400	12.406597	2.05%	0
2015	13.214157	12.157400	-8.00%	0
2014	15.051552	13.214157	-12.21%	0
2013	12.792227	15.051552	17.66%	0
2012	11.244574	12.792227	13.76%	0
2011	13.839832	11.244574	-18.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	16.397314	15.401608	-6.07%	0
2017	12.987504	16.397314	26.25%	0
2016	13.099864	12.987504	-0.86%	0
2015	13.068250	13.099864	0.24%	0
2014	12.205975	13.068250	7.06%	0
2013	9.342327	12.205975	30.65%	0
2012	8.276240	9.342327	12.88%	0
2011	8.798578	8.276240	-5.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	14.601034	12.516293	-14.28%	250
2017	13.134034	14.601034	11.17%	0
2016	11.643087	13.134034	12.81%	352
2015	12.404860	11.643087	-6.14%	315
2014	11.576407	12.404860	7.16%	0
2013	8.820197	11.576407	31.25%	0
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.208025	14.641302	-9.67%	0
2017	13.074863	16.208025	23.96%	0
2016	12.682444	13.074863	3.09%	0
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0
2013	9.639645	12.987247	34.73%	0
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	18.805218	15.871292	-15.60%	0
2017	16.993522	18.805218	10.66%	0
2016	14.866063	16.993522	14.31%	0
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0
2013	10.498746	13.845848	31.88%	0
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	21.789290	19.435635	-10.80%	662
2017	17.982792	21.789290	21.17%	662
2016	17.119811	17.982792	5.04%	662
2015	17.520256	17.119811	-2.29%	662
2014	17.578827	17.520256	-0.33%	662
2013	12.563196	17.578827	39.92%	0
2012	11.429486	12.563196	9.92%	0
2011	11.860237	11.429486	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	30.180901	24.308262	-19.46%	0
2017	28.548811	30.180901	5.72%	0
2016	23.380077	28.548811	22.11%	0
2015	25.668109	23.380077	-8.91%	0
2014	24.734204	25.668109	3.78%	0
2013	18.172703	24.734204	36.11%	0
2012	15.541609	18.172703	16.93%	0
2011	16.910688	15.541609	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	29.233041	24.763517	-15.29%	0
2017	26.566098	29.233041	10.04%	0
2016	22.301470	26.566098	19.12%	0
2015	23.387233	22.301470	-4.64%	0
2014	23.928023	23.387233	-2.26%	0
2013	17.514474	23.928023	36.62%	0
2012	15.638863	17.514474	11.99%	0
2011	17.079707	15.638863	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	21.467878	20.805469	-3.09%	0
2017	18.366062	21.467878	16.89%	0
2016	16.997039	18.366062	8.05%	0
2015	17.371725	16.997039	-2.16%	0
2014	15.983452	17.371725	8.69%	0
2013	12.572539	15.983452	27.13%	0
2012	11.362198	12.572539	10.65%	0
2011	11.644800	11.362198	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.614290	11.761672	-6.76%	0
2017	12.225488	12.614290	3.18%	1,358
2016	11.734323	12.225488	4.19%	1,358
2015	12.796743	11.734323	-8.30%	0
2014	10.236747	12.796743	25.01%	0
2013	10.254766	10.236747	-0.18%	0
2012	9.128453	10.254766	12.34%	0
2011	8.847693	9.128453	3.17%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	15.935071	14.731616	-7.55%	7,652
2017	13.522520	15.935071	17.84%	3,193
2016	12.487782	13.522520	8.29%	2,737
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0
2013*	10.000000	11.579798	15.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.074752	8.891625	-2.02%	0
2017	9.190313	9.074752	-1.26%	0
2016	9.224476	9.190313	-0.37%	0
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0
2013	10.019151	9.748868	-2.70%	0
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.245068	13.135016	-13.84%	2,356
2017	13.735105	15.245068	10.99%	1,460
2016	11.689805	13.735105	17.50%	1,460
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
2013*	10.000000	12.441855	24.42%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	14.928047	12.231383	-18.06%	0
2017	12.513765	14.928047	19.29%	0
2016	12.731319	12.513765	-1.71%	475
2015	13.630211	12.731319	-6.59%	475
2014	15.266787	13.630211	-10.72%	0
2013	13.078392	15.266787	16.73%	0
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	30.657820	27.840282	-9.19%	0
2017	25.319038	30.657820	21.09%	0
2016	25.005713	25.319038	1.25%	0
2015	25.472734	25.005713	-1.83%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.342623	8.190543	-1.82%	0
2017	8.506483	8.342623	-1.93%	0
2016	8.645441	8.506483	-1.61%	0
2015	8.878185	8.645441	-2.62%	0
2014	9.078569	8.878185	-2.21%	0
2013	9.282843	9.078569	-2.20%	0
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	25.003686	22.908135	-8.38%	0
2017	21.718972	25.003686	15.12%	0
2016	20.337167	21.718972	6.79%	0
2015	21.020485	20.337167	-3.25%	0
2014	19.591962	21.020485	7.29%	0
2013	14.647886	19.591962	33.75%	0
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	10.314307	9.381562	-9.04%	0
2017	9.624876	10.314307	7.16%	0
2016	9.357187	9.624876	2.86%	1,363
2015	10.108932	9.357187	-7.44%	1,363
2014	10.127695	10.108932	-0.19%	0
2013*	10.000000	10.127695	1.28%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.766102	9.512132	-11.65%	0
2017	9.438986	10.766102	14.06%	0
2016	9.234388	9.438986	2.22%	0
2015	10.483731	9.234388	-11.92%	0
2014	10.691269	10.483731	-1.94%	0
2013*	10.000000	10.691269	6.91%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.722125	9.626676	-10.22%	0
2017	9.708171	10.722125	10.44%	0
2016	9.435536	9.708171	2.89%	0
2015	10.401438	9.435536	-9.29%	0
2014	10.440241	10.401438	-0.37%	0
2013*	10.000000	10.440241	4.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	30.942090	26.042916	-15.83%	117
2017	23.349709	30.942090	32.52%	182
2016	24.058317	23.349709	-2.95%	186
2015	23.874655	24.058317	0.77%	149
2014	24.067630	23.874655	-0.80%	0
2013	19.497879	24.067630	23.44%	0
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.856394	9.144069	-7.23%	0
2017	9.562280	9.856394	3.08%	0
2016	9.257006	9.562280	3.30%	0
2015	9.767096	9.257006	-5.22%	0
2014	9.804185	9.767096	-0.38%	0
2013	10.123789	9.804185	-3.16%	0
2012*	10.000000	10.123789	1.24%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.416765	8.143983	-21.82%	0
2017	8.474714	10.416765	22.92%	0
2016	8.961504	8.474714	-5.43%	0
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	22.819776	20.381320	-10.69%	162
2017	20.126805	22.819776	13.38%	162
2016	18.603051	20.126805	8.19%	0
2015	18.562254	18.603051	0.22%	0
2014	17.297860	18.562254	7.31%	0
2013	13.539266	17.297860	27.76%	0
2012	11.945976	13.539266	13.34%	0
2011	12.328168	11.945976	-3.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	31.993179	27.815267	-13.06%	0
2017	28.892886	31.993179	10.73%	0
2016	25.258884	28.892886	14.39%	0
2015	27.673013	25.258884	-8.72%	0
2014	25.498415	27.673013	8.53%	0
2013	18.654335	25.498415	36.69%	0
2012	16.310770	18.654335	14.37%	0
2011	17.189343	16.310770	-5.11%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.668615	9.803470	-8.11%	0
2017	9.679949	10.668615	10.21%	0
2016	8.819760	9.679949	9.75%	0
2015	9.992002	8.819760	-11.73%	0
2014	10.233309	9.992002	-2.36%	0
2013	10.516617	10.233309	-2.69%	0
2012*	10.000000	10.516617	5.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.701400	9.898298	-7.50%	0
2017	10.028052	10.701400	6.71%	0
2016	9.112124	10.028052	10.05%	0
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.605935	9.887496	-6.77%	0
2017	9.852929	10.605935	7.64%	0
2016	9.849984	9.852929	0.03%	0
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
2013	12.330148	11.197859	-9.18%	0
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.026320	9.767169	-2.58%	347
2017	10.186790	10.026320	-1.58%	324
2016	10.344440	10.186790	-1.52%	0
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
2013	11.183414	10.845035	-3.03%	0
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.956419	9.814223	-1.43%	0
2017	10.011643	9.956419	-0.55%	0
2016*	10.000000	10.011643	0.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.067043	9.721513	-3.43%	0
2017	9.880298	10.067043	1.89%	0
2016	9.908150	9.880298	-0.28%	0
2015	10.159470	9.908150	-2.47%	0
2014	10.033962	10.159470	1.25%	0
2013	10.539384	10.033962	-4.80%	0
2012	9.902970	10.539384	6.43%	0
2011*	10.000000	9.902970	-0.97%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.150513	9.916618	-11.07%	0
2017*	10.000000	11.150513	11.51%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.067541	13.001810	-0.50%	0
2017	10.269137	13.067541	27.25%	0
2016*	10.000000	10.269137	2.69%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	17.497498	13.754296	-21.39%	0
2017	14.220103	17.497498	23.05%	0
2016	14.996571	14.220103	-5.18%	0
2015	15.407054	14.996571	-2.66%	0
2014	17.003468	15.407054	-9.39%	0
2013	13.658834	17.003468	24.49%	0
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	31.247083	30.627348	-1.98%	1,541
2017	25.249518	31.247083	23.75%	1,384
2016	29.092509	25.249518	-13.21%	1,256
2015	26.611947	29.092509	9.32%	575
2014	20.863569	26.611947	27.55%	493
2013	14.260594	20.863569	46.30%	0
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.872416	4.780461	-30.44%	0
2017	7.211989	6.872416	-4.71%	0
2016	5.173250	7.211989	39.41%	1,676
2015	8.019157	5.173250	-35.49%	1,676
2014	10.229646	8.019157	-21.61%	0
2013	9.541964	10.229646	7.21%	0
2012*	10.000000	9.541964	-4.58%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.029509	4.899642	-30.30%	0
2017	7.356324	7.029509	-4.44%	0
2016	5.265872	7.356324	39.70%	0
2015	8.140753	5.265872	-35.31%	0
2014	10.353549	8.140753	-21.37%	0
2013	9.636679	10.353549	7.44%	0
2012*	10.000000	9.636679	-3.63%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	24.732619	24.350664	-1.54%	0
2017	20.215442	24.732619	22.35%	0
2016	19.300950	20.215442	4.74%	0
2015	20.446471	19.300950	-5.60%	0
2014	21.438217	20.446471	-4.63%	0
2013	14.680910	21.438217	46.03%	0
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	11.831401	10.647883	-10.00%	0
2017	10.651755	11.831401	11.07%	0
2016	10.606335	10.651755	0.43%	0
2015	11.061323	10.606335	-4.11%	0
2014	10.926177	11.061323	1.24%	0
2013	10.047648	10.926177	8.74%	0
2012*	10.000000	10.047648	0.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	22.824959	20.874854	-8.54%	0
2017	19.808526	22.824959	15.23%	0
2016	18.355889	19.808526	7.91%	0
2015	18.628607	18.355889	-1.46%	0
2014	17.545076	18.628607	6.18%	0
2013	13.417858	17.545076	30.76%	0
2012	11.780826	13.417858	13.90%	0
2011	11.431740	11.780826	3.05%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.578083	-24.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	33.164317	27.286180	-17.72%	0
2017	30.247427	33.164317	9.64%	0
2016	24.947107	30.247427	21.25%	0
2015	27.229607	24.947107	-8.38%	0
2014	25.726932	27.229607	5.84%	0
2013	19.240120	25.726932	33.72%	0
2012	16.718150	19.240120	15.09%	0
2011	18.831477	16.718150	-11.22%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.171831	10.545808	-5.60%	0
2017	11.091400	11.171831	0.73%	0
2016	10.936072	11.091400	1.42%	0
2015	11.541832	10.936072	-5.25%	0
2014	11.500928	11.541832	0.36%	0
2013	12.935243	11.500928	-11.09%	0
2012	12.399799	12.935243	4.32%	0
2011	11.421046	12.399799	8.57%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	22.434701	20.224024	-9.85%	0
2017	19.194685	22.434701	16.88%	0
2016	17.452425	19.194685	9.98%	0
2015	19.100791	17.452425	-8.63%	0
2014	17.502713	19.100791	9.13%	0
2013	13.297445	17.502713	31.62%	0
2012	11.959402	13.297445	11.19%	0
2011	11.967587	11.959402	-0.07%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	25.123626	21.240129	-15.46%	0
2017	23.198135	25.123626	8.30%	0
2016	19.456527	23.198135	19.23%	0
2015	20.348797	19.456527	-4.38%	0
2014	18.019510	20.348797	12.93%	0
2013	14.278533	18.019510	26.20%	0
2012	12.646237	14.278533	12.91%	0
2011	13.127160	12.646237	-3.66%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	12.198055	11.268417	-7.62%	0
2017	10.935775	12.198055	11.54%	0
2016	10.492435	10.935775	4.23%	0
2015	10.917247	10.492435	-3.89%	0
2014	10.919911	10.917247	-0.02%	0
2013*	10.000000	10.919911	9.20%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.403710	9.813705	-5.67%	0
2017	10.000207	10.403710	4.03%	0
2016	9.123264	10.000207	9.61%	0
2015*	10.000000	9.123264	-8.77%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.674736	9.329726	-3.57%	0
2017	9.648414	9.674736	0.27%	0
2016	9.692328	9.648414	-0.45%	0
2015*	10.000000	9.692328	-3.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.334268	11.092182	-10.07%	0
2017	10.897864	12.334268	13.18%	0
2016	9.664562	10.897864	12.76%	0
2015*	10.000000	9.664562	-3.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.026389	13.489505	-10.23%	0
2017	13.601351	15.026389	10.48%	0
2016	13.486078	13.601351	0.85%	0
2015	14.022151	13.486078	-3.82%	0
2014	14.159939	14.022151	-0.97%	0
2013	12.738832	14.159939	11.16%	0
2012	11.924891	12.738832	6.83%	0
2011	12.737670	11.924891	-6.38%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.100763	9.418986	-6.75%	0
2017*	10.000000	10.100763	1.01%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.610016	12.593285	-19.33%	0
2017	14.376208	15.610016	8.58%	0
2016	11.287750	14.376208	27.36%	0
2015	12.421712	11.287750	-9.13%	0
2014	12.105982	12.421712	2.61%	0
2013*	10.000000	12.105982	21.06%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.766176	10.455075	-18.10%	0
2017	11.421645	12.766176	11.77%	0
2016	10.204450	11.421645	11.93%	0
2015	10.774972	10.204450	-5.29%	0
2014*	10.000000	10.774972	7.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	33.960723	30.026309	-11.59%	0
2017	31.096970	33.960723	9.21%	0
2016	25.457008	31.096970	22.15%	0
2015	26.828908	25.457008	-5.11%	0
2014	26.270556	26.828908	2.13%	0
2013	19.216619	26.270556	36.71%	0
2012	17.091152	19.216619	12.44%	0
2011	17.493101	17.091152	-2.30%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	24.063163	22.238723	-7.58%	0
2017	20.432548	24.063163	17.77%	0
2016	18.871137	20.432548	8.27%	0
2015	19.257526	18.871137	-2.01%	0
2014	17.525788	19.257526	9.88%	0
2013	13.696965	17.525788	27.95%	0
2012	12.210229	13.696965	12.18%	0
2011	12.367268	12.210229	-1.27%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	21.458202	19.362634	-9.77%	0
2017	17.388929	21.458202	23.40%	0
2016	16.628230	17.388929	4.57%	0
2015	17.593527	16.628230	-5.49%	0
2014	16.795122	17.593527	4.75%	0
2013	14.307877	16.795122	17.38%	0
2012	13.372865	14.307877	6.99%	0
2011	12.658021	13.372865	5.65%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	20.413036	16.003279	-21.60%	0
2017	16.892980	20.413036	20.84%	0
2016	14.887578	16.892980	13.47%	0
2015	15.720917	14.887578	-5.30%	0
2014	15.971149	15.720917	-1.57%	0
2013	11.091185	15.971149	44.00%	0
2012	9.495479	11.091185	16.80%	0
2011	11.372495	9.495479	-16.50%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.035068	9.739154	-2.95%	0
2017	9.984909	10.035068	0.50%	0
2016	9.433136	9.984909	5.85%	0
2015	9.807171	9.433136	-3.81%	0
2014*	10.000000	9.807171	-1.93%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.001073	-9.99%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	11.354840	10.943059	-3.63%	0
2017	11.264648	11.354840	0.80%	0
2016	11.198670	11.264648	0.59%	0
2015	11.578089	11.198670	-3.28%	0
2014	11.513297	11.578089	0.56%	0
2013	11.762793	11.513297	-2.12%	0
2012	11.063601	11.762793	6.32%	0
2011	11.165039	11.063601	-0.91%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.158082	-18.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	14.369435	13.362776	-7.01%	0
2017	13.111783	14.369435	9.59%	0
2016	12.824590	13.111783	2.24%	0
2015	13.271241	12.824590	-3.37%	0
2014	13.108541	13.271241	1.24%	0
2013	11.920013	13.108541	9.97%	0
2012	10.996754	11.920013	8.40%	0
2011	11.367225	10.996754	-3.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	15.450866	14.095826	-8.77%	0
2017	13.678504	15.450866	12.96%	0
2016	13.306502	13.678504	2.80%	0
2015	13.760073	13.306502	-3.30%	0
2014	13.541487	13.760073	1.61%	0
2013	12.053994	13.541487	12.34%	0
2012	10.974039	12.053994	9.84%	0
2011	11.437291	10.974039	-4.05%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	16.816731	15.018983	-10.69%	0
2017	14.340762	16.816731	17.27%	0
2016	13.875833	14.340762	3.35%	0
2015	14.359008	13.875833	-3.36%	0
2014	14.110938	14.359008	1.76%	0
2013	11.963496	14.110938	17.95%	0
2012	10.692016	11.963496	11.89%	0
2011	11.325483	10.692016	-5.59%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.650246	10.813776	-7.18%	0
2017	10.326658	11.650246	12.82%	0
2016*	10.000000	10.326658	3.27%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	14.113736	10.313546	-26.93%	0
2017	14.941271	14.113736	-5.54%	0
2016	11.518918	14.941271	29.71%	0
2015	14.962068	11.518918	-23.01%	0
2014	17.655476	14.962068	-15.26%	0
2013	14.638652	17.655476	20.61%	0
2012	14.387979	14.638652	1.74%	0
2011	15.621597	14.387979	-7.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	21.001985	18.658289	-11.16%	0
2017	19.188768	21.001985	9.45%	0
2016	16.778652	19.188768	14.36%	0
2015	18.035381	16.778652	-6.97%	0
2014	17.113328	18.035381	5.39%	0
2013	13.780359	17.113328	24.19%	0
2012	12.118662	13.780359	13.71%	0
2011	12.392324	12.118662	-2.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.627107	11.137656	-11.80%	0
2017	11.144978	12.627107	13.30%	0
2016*	10.000000	11.144978	11.45%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	25.257414	24.427380	-3.29%	0
2017	19.282300	25.257414	30.99%	0
2016	19.737859	19.282300	-2.31%	0
2015	19.004730	19.737859	3.86%	0
2014	17.621578	19.004730	7.85%	0
2013	13.336874	17.621578	32.13%	0
2012	12.000554	13.336874	11.14%	0
2011	12.355870	12.000554	-2.88%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	11.603209	11.181994	-3.63%	0
2017	11.484189	11.603209	1.04%	0
2016	11.313537	11.484189	1.51%	0
2015	11.745278	11.313537	-3.68%	0
2014	11.446764	11.745278	2.61%	0
2013	12.031386	11.446764	-4.86%	0
2012	11.728008	12.031386	2.59%	0
2011	11.277651	11.728008	3.99%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	37.206320	30.800709	-17.22%	0
2017	31.769728	37.206320	17.11%	0
2016	29.215641	31.769728	8.74%	0
2015	30.570788	29.215641	-4.43%	0
2014	29.677652	30.570788	3.01%	0
2013	22.483110	29.677652	32.00%	0
2012	20.202239	22.483110	11.29%	0
2011	23.325437	20.202239	-13.39%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	21.430980	17.682093	-17.49%	0
2017	16.968921	21.430980	26.30%	0
2016	18.436690	16.968921	-7.96%	0
2015	18.372052	18.436690	0.35%	0
2014	20.622203	18.372052	-10.91%	0
2013	16.307363	20.622203	26.46%	0
2012	13.945006	16.307363	16.94%	0
2011	17.364785	13.945006	-19.69%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	27.210966	21.805767	-19.86%	0
2017	23.518107	27.210966	15.70%	0
2016	22.152214	23.518107	6.17%	0
2015	23.553679	22.152214	-5.95%	0
2014	22.762183	23.553679	3.48%	0
2013	17.997234	22.762183	26.48%	0
2012	14.580256	17.997234	23.44%	0
2011	16.498413	14.580256	-11.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.420589	10.900457	-12.24%	0
2017	11.416322	12.420589	8.80%	0
2016	10.381873	11.416322	9.96%	0
2015	11.394514	10.381873	-8.89%	0
2014	11.404023	11.394514	-0.08%	0
2013	9.483976	11.404023	20.25%	0
2012	8.464920	9.483976	12.04%	0
2011	8.849217	8.464920	-4.34%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	14.265528	13.260285	-7.05%	0
2017	13.387752	14.265528	6.56%	0
2016	12.084632	13.387752	10.78%	0
2015	13.383363	12.084632	-9.70%	0
2014	13.168160	13.383363	1.63%	0
2013	11.895920	13.168160	10.69%	0
2012	10.870351	11.895920	9.43%	0
2011	10.927970	10.870351	-0.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	24.490169	22.580895	-7.80%	0
2017	20.907878	24.490169	17.13%	0
2016	18.544451	20.907878	12.74%	0
2015	19.811233	18.544451	-6.39%	0
2014	18.756282	19.811233	5.62%	0
2013	14.886544	18.756282	25.99%	0
2012	13.687079	14.886544	8.76%	0
2011	13.290421	13.687079	2.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	30.996574	26.230922	-15.37%	0
2017	28.832064	30.996574	7.51%	0
2016	22.794135	28.832064	26.49%	0
2015	25.334492	22.794135	-10.03%	0
2014	25.929887	25.334492	-2.30%	0
2013	19.590759	25.929887	32.36%	0
2012	17.034455	19.590759	15.01%	0
2011	18.218332	17.034455	-6.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.243566	9.196106	-18.21%	0
2017	8.241734	11.243566	36.42%	0
2016	7.222913	8.241734	14.11%	0
2015	9.247957	7.222913	-21.90%	0
2014*	10.000000	9.247957	-7.52%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	18.989438	15.596669	-17.87%	0
2017	16.748849	18.989438	13.38%	0
2016	16.084719	16.748849	4.13%	0
2015	17.706473	16.084719	-9.16%	0
2014	20.509280	17.706473	-13.67%	0
2013	17.167175	20.509280	19.47%	0
2012	14.946711	17.167175	14.86%	0
2011	17.215457	14.946711	-13.18%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.107997	9.018406	-0.98%	0
2017	9.197329	9.107997	-0.97%	0
2016	9.196152	9.197329	0.01%	0
2015	9.891841	9.196152	-7.03%	0
2014*	10.000000	9.891841	-1.08%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.488353	10.675250	-7.08%	0
2017	10.453696	11.488353	9.90%	0
2016	10.312188	10.453696	1.37%	0
2015	11.270417	10.312188	-8.50%	0
2014	11.160699	11.270417	0.98%	0
2013	10.115661	11.160699	10.33%	0
2012*	10.000000	10.115661	1.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.306730	-6.93%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.606329	8.857530	-7.79%	0
2017	9.536887	9.606329	0.73%	0
2016	9.863589	9.536887	-3.31%	0
2015	9.968642	9.863589	-1.05%	0
2014	9.804241	9.968642	1.68%	0
2013*	10.000000	9.804241	-1.96%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	16.954882	15.828127	-6.65%	0
2017	13.737675	16.954882	23.42%	0
2016	13.860009	13.737675	-0.88%	0
2015	13.619691	13.860009	1.76%	0
2014	12.960546	13.619691	5.09%	0
2013	9.542897	12.960546	35.81%	0
2012*	10.000000	9.542897	-4.57%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.174949	12.171454	-14.13%	0
2017	12.724891	14.174949	11.40%	0
2016	11.573727	12.724891	9.95%	0
2015	12.446106	11.573727	-7.01%	0
2014	12.298480	12.446106	1.20%	0
2013	9.854172	12.298480	24.80%	0
2012*	10.000000	9.854172	-1.46%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.229900	13.924265	-8.57%	0
2017	12.833625	15.229900	18.67%	0
2016	13.133931	12.833625	-2.29%	0
2015	13.379896	13.133931	-1.84%	0
2014	12.788804	13.379896	4.62%	0
2013	9.636471	12.788804	32.71%	0
2012*	10.000000	9.636471	-3.64%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.015839	12.873609	-8.15%	0
2017	12.196952	14.015839	14.91%	0
2016	12.884716	12.196952	-5.34%	0
2015	14.470666	12.884716	-10.96%	0
2014	15.723221	14.470666	-7.97%	0
2013	12.933754	15.723221	21.57%	0
2012	11.171710	12.933754	15.77%	0
2011	12.391829	11.171710	-9.85%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.087074	11.492412	-4.92%	0
2017	11.661776	12.087074	3.65%	0
2016	10.330624	11.661776	12.89%	0
2015	11.373597	10.330624	-9.17%	0
2014	11.488410	11.373597	-1.00%	0
2013	10.701726	11.488410	7.35%	0
2012*	10.000000	10.701726	7.02%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.334137	14.885926	-2.92%	0
2017	12.437322	15.334137	23.29%	0
2016	12.063433	12.437322	3.10%	0
2015	13.179193	12.063433	-8.47%	0
2014	12.576162	13.179193	4.80%	0
2013	9.962370	12.576162	26.24%	0
2012*	10.000000	9.962370	-0.38%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	21.541116	21.014043	-2.45%	0
2017	18.767521	21.541116	14.78%	0
2016	18.515978	18.767521	1.36%	0
2015	18.981274	18.515978	-2.45%	0
2014	18.050970	18.981274	5.15%	0
2013	15.509102	18.050970	16.39%	0
2012	14.081712	15.509102	10.14%	0
2011	14.300124	14.081712	-1.53%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.656818	9.259437	-4.12%	0
2017	9.616868	9.656818	0.42%	0
2016	9.683067	9.616868	-0.68%	0
2015*	10.000000	9.683067	-3.17%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	32.052339	31.668754	-1.20%	0
2017	25.377233	32.052339	26.30%	0
2016	25.621949	25.377233	-0.96%	0
2015	23.560979	25.621949	8.75%	0
2014	22.358839	23.560979	5.38%	0
2013	17.583572	22.358839	27.16%	0
2012	14.613793	17.583572	20.32%	0
2011	16.163735	14.613793	-9.59%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	21.801806	21.369405	-1.98%	0
2017	15.484318	21.801806	40.80%	0
2016	13.998188	15.484318	10.62%	0
2015	13.769177	13.998188	1.66%	0
2014	12.961465	13.769177	6.23%	0
2013	9.854009	12.961465	31.53%	0
2012*	10.000000	9.854009	-1.46%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	24.115398	19.878281	-17.57%	0
2017	18.975150	24.115398	27.09%	0
2016	20.934619	18.975150	-9.36%	0
2015	23.629732	20.934619	-11.41%	0
2014	27.672179	23.629732	-14.61%	0
2013	24.924190	27.672179	11.03%	0
2012	22.669316	24.924190	9.95%	0
2011	34.486224	22.669316	-34.27%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.587259	8.375293	-20.89%	0
2017	8.524629	10.587259	24.20%	0
2016	7.264344	8.524629	17.35%	0
2015	9.353698	7.264344	-22.34%	0
2014*	10.000000	9.353698	-6.46%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	9.960481	9.575739	-3.86%	0
2017	9.870473	9.960481	0.91%	0
2016*	10.000000	9.870473	-1.30%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.391353	14.693364	-4.53%	0
2017	12.539476	15.391353	22.74%	0
2016	11.862540	12.539476	5.71%	0
2015	12.478367	11.862540	-4.94%	0
2014	13.885236	12.478367	-10.13%	0
2013	10.120669	13.885236	37.20%	0
2012*	10.000000	10.120669	1.21%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	26.746993	23.289455	-12.93%	0
2017	23.459287	26.746993	14.01%	0
2016	21.221965	23.459287	10.54%	0
2015	22.050521	21.221965	-3.76%	0
2014	20.596062	22.050521	7.06%	0
2013	15.634583	20.596062	31.73%	0
2012	13.888456	15.634583	12.57%	0
2011	14.362053	13.888456	-3.30%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	17.884213	15.682201	-12.31%	0
2017	14.514435	17.884213	23.22%	0
2016	14.386342	14.514435	0.89%	0
2015	13.928054	14.386342	3.29%	0
2014	14.176074	13.928054	-1.75%	0
2013	11.432369	14.176074	24.00%	0
2012	10.151258	11.432369	12.62%	0
2011	10.637566	10.151258	-4.57%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.315142	12.031020	-2.31%	0
2017	9.894679	12.315142	24.46%	0
2016	9.622014	9.894679	2.83%	0
2015*	10.000000	9.622014	-3.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	11.285171	10.861971	-3.75%	0
2017	10.968717	11.285171	2.89%	0
2016	10.664626	10.968717	2.85%	0
2015	11.069639	10.664626	-3.66%	0
2014	10.592940	11.069639	4.50%	0
2013	10.967350	10.592940	-3.41%	0
2012	10.339372	10.967350	6.07%	0
2011	10.096278	10.339372	2.41%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	20.724634	18.712498	-9.71%	0
2017	19.465001	20.724634	6.47%	0
2016	18.117402	19.465001	7.44%	0
2015	18.870811	18.117402	-3.99%	0
2014	18.878789	18.870811	-0.04%	0
2013	21.297721	18.878789	-11.36%	0
2012	18.599135	21.297721	14.51%	0
2011	17.910290	18.599135	3.85%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	9.941162	8.894399	-10.53%	0
2017	9.091448	9.941162	9.35%	0
2016	8.139126	9.091448	11.70%	0
2015*	10.000000	8.139126	-18.61%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	17.486789	15.765662	-9.84%	0
2017	15.315145	17.486789	14.18%	0
2016	14.200506	15.315145	7.85%	0
2015	15.745751	14.200506	-9.81%	0
2014	16.549380	15.745751	-4.86%	0
2013	12.912787	16.549380	28.16%	0
2012	10.839769	12.912787	19.12%	0
2011	11.259688	10.839769	-3.73%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	23.555184	20.713122	-12.07%	0
2017	22.357603	23.555184	5.36%	0
2016	19.142396	22.357603	16.80%	0
2015	20.619984	19.142396	-7.17%	0
2014	18.791711	20.619984	9.73%	0
2013	14.689994	18.791711	27.92%	0
2012	13.213193	14.689994	11.18%	0
2011	13.534200	13.213193	-2.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	14.960335	13.808003	-7.70%	0
2017	13.297705	14.960335	12.50%	0
2016	12.556624	13.297705	5.90%	0
2015	12.799045	12.556624	-1.89%	0
2014	12.548315	12.799045	2.00%	0
2013	10.476793	12.548315	19.77%	0
2012	9.320040	10.476793	12.41%	0
2011	9.504544	9.320040	-1.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	9.956890	9.567760	-3.91%	0
2017	9.929263	9.956890	0.28%	0
2016	9.955862	9.929263	-0.27%	0
2015	10.271667	9.955862	-3.07%	0
2014	10.071563	10.271667	1.99%	0
2013	10.640922	10.071563	-5.35%	0
2012	10.435564	10.640922	1.97%	0
2011	10.159307	10.435564	2.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	17.355568	15.269539	-12.02%	0
2017	13.639271	17.355568	27.25%	0
2016	14.012016	13.639271	-2.66%	0
2015	13.537350	14.012016	3.51%	0
2014	13.683337	13.537350	-1.07%	0
2013	10.948685	13.683337	24.98%	0
2012	9.231605	10.948685	18.60%	0
2011	10.477371	9.231605	-11.89%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	17.610352	16.993312	-3.50%	0
2017	14.182804	17.610352	24.17%	0
2016	13.384511	14.182804	5.96%	0
2015	12.945167	13.384511	3.39%	0
2014	12.330279	12.945167	4.99%	0
2013	9.792270	12.330279	25.92%	0
2012	8.586035	9.792270	14.05%	0
2011	9.272117	8.586035	-7.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	14.993434	14.245461	-4.99%	0
2017	12.656625	14.993434	18.46%	0
2016	11.726651	12.656625	7.93%	0
2015	11.940937	11.726651	-1.79%	0
2014	11.150775	11.940937	7.09%	0
2013	8.631907	11.150775	29.18%	0
2012	7.590534	8.631907	13.72%	0
2011	7.991427	7.590534	-5.02%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	12.904167	12.240435	-5.14%	0
2017	12.490784	12.904167	3.31%	0
2016	11.832977	12.490784	5.56%	0
2015	12.542678	11.832977	-5.66%	0
2014	12.427970	12.542678	0.92%	0
2013	12.938064	12.427970	-3.94%	0
2012	11.865073	12.938064	9.04%	0
2011	11.570290	11.865073	2.55%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	23.159490	20.817443	-10.11%	0
2017	20.254130	23.159490	14.34%	0
2016	17.730689	20.254130	14.23%	0
2015	19.523032	17.730689	-9.18%	0
2014	18.448978	19.523032	5.82%	0
2013	14.035362	18.448978	31.45%	0
2012	12.226383	14.035362	14.80%	0
2011	12.913599	12.226383	-5.32%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.603217	9.426827	-11.09%	0
2017	9.214677	10.603217	15.07%	0
2016	9.210260	9.214677	0.05%	0
2015*	10.000000	9.210260	-7.90%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	9.988459	-0.12%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	17.253335	16.256305	-5.78%	0
2017	16.634052	17.253335	3.72%	0
2016	14.997475	16.634052	10.91%	0
2015	15.850825	14.997475	-5.38%	0
2014	15.910070	15.850825	-0.37%	0
2013	15.295067	15.910070	4.02%	0
2012	13.744141	15.295067	11.28%	0
2011	13.626137	13.744141	0.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.201549	14.026378	-7.73%	0
2017	12.540897	15.201549	21.22%	0
2016	11.368067	12.540897	10.32%	0
2015	11.842857	11.368067	-4.01%	0
2014	11.439929	11.842857	3.52%	0
2013	8.203888	11.439929	39.45%	0
2012	7.228217	8.203888	13.50%	0
2011	8.421537	7.228217	-14.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.221591	14.830897	-8.57%	0
2017	14.105661	16.221591	15.00%	0
2016	13.185379	14.105661	6.98%	0
2015	13.629230	13.185379	-3.26%	0
2014	12.694842	13.629230	7.36%	0
2013	9.431110	12.694842	34.61%	0
2012	8.716239	9.431110	8.20%	0
2011	9.274324	8.716239	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	13.516377	11.718104	-13.30%	0
2017	11.612493	13.516377	16.40%	0
2016	11.029693	11.612493	5.28%	0
2015	11.555999	11.029693	-4.55%	0
2014	11.383153	11.555999	1.52%	0
2013	9.049531	11.383153	25.79%	0
2012	8.020096	9.049531	12.84%	0
2011	8.817387	8.020096	-9.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.319576	11.220521	-8.92%	0
2017	11.316129	12.319576	8.87%	0
2016	10.976680	11.316129	3.09%	0
2015	11.419706	10.976680	-3.88%	0
2014	11.270381	11.419706	1.32%	0
2013	10.117925	11.270381	11.39%	0
2012	9.378138	10.117925	7.89%	0
2011	9.784267	9.378138	-4.15%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.088106	11.675571	-10.79%	0
2017	11.632303	13.088106	12.52%	0
2016	11.155785	11.632303	4.27%	0
2015	11.637731	11.155785	-4.14%	0
2014	11.441685	11.637731	1.71%	0
2013	9.713521	11.441685	17.79%	0
2012	8.798734	9.713521	10.40%	0
2011	9.379731	8.798734	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	10.904739	10.316289	-5.40%	0
2017	10.552724	10.904739	3.34%	0
2016	10.382498	10.552724	1.64%	0
2015	10.766117	10.382498	-3.56%	0
2014	10.724143	10.766117	0.39%	0
2013	10.519815	10.724143	1.94%	0
2012	10.073777	10.519815	4.43%	0
2011	10.224311	10.073777	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.315013	10.219976	-9.68%	0
2017	10.147543	11.315013	11.50%	0
2016	9.894577	10.147543	2.56%	0
2015	10.641867	9.894577	-7.02%	0
2014	10.711962	10.641867	-0.65%	0
2013*	10.000000	10.711962	7.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.619469	10.488103	-9.74%	0
2017	10.152949	11.619469	14.44%	0
2016	9.838725	10.152949	3.19%	0
2015	10.646625	9.838725	-7.59%	0
2014	10.849038	10.646625	-1.87%	0
2013*	10.000000	10.849038	8.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	12.737594	11.495698	-9.75%	0
2017	11.503205	12.737594	10.73%	0
2016	11.092181	11.503205	3.71%	0
2015	11.540629	11.092181	-3.89%	0
2014	11.360036	11.540629	1.59%	0
2013	9.925920	11.360036	14.45%	0
2012	9.092978	9.925920	9.16%	0
2011	9.582699	9.092978	-5.11%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.280910	11.674229	-12.10%	0
2017	11.577342	13.280910	14.71%	0
2016	11.075255	11.577342	4.53%	0
2015	11.574734	11.075255	-4.32%	0
2014	11.394513	11.574734	1.58%	0
2013	9.437511	11.394513	20.74%	0
2012	8.478356	9.437511	11.31%	0
2011	9.154258	8.478356	-7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	11.895934	11.004594	-7.49%	0
2017	11.142382	11.895934	6.76%	0
2016	10.819399	11.142382	2.99%	0
2015	11.256742	10.819399	-3.89%	0
2014	11.132523	11.256742	1.12%	0
2013	10.301326	11.132523	8.07%	0
2012	9.636400	10.301326	6.90%	0
2011	9.945350	9.636400	-3.11%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.038474	10.648406	-3.53%	0
2017	10.905574	11.038474	1.22%	0
2016	10.689550	10.905574	2.02%	0
2015	11.100905	10.689550	-3.71%	0
2014	10.915807	11.100905	1.70%	0
2013	11.480446	10.915807	-4.92%	0
2012	10.995300	11.480446	4.41%	0
2011	10.652381	10.995300	3.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.768052	11.264685	-4.28%	0
2017	11.672606	11.768052	0.82%	0
2016	11.626232	11.672606	0.40%	0
2015	12.029540	11.626232	-3.35%	0
2014	11.806084	12.029540	1.89%	0
2013	12.406648	11.806084	-4.84%	0
2012	11.922848	12.406648	4.06%	0
2011	11.571816	11.922848	3.03%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.773943	10.271545	-12.76%	0
2017	10.279723	11.773943	14.54%	0
2016	9.498734	10.279723	8.22%	0
2015	10.096412	9.498734	-5.92%	0
2014*	10.000000	10.096412	0.96%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.087580	9.927742	-10.46%	0
2017	10.025162	11.087580	10.60%	0
2016	9.486531	10.025162	5.68%	0
2015	9.939976	9.486531	-4.56%	0
2014*	10.000000	9.939976	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	25.896946	24.767113	-4.36%	0
2017	20.976150	25.896946	23.46%	0
2016	20.895124	20.976150	0.39%	0
2015	20.518585	20.895124	1.84%	0
2014	19.454741	20.518585	5.47%	0
2013	14.693521	19.454741	32.40%	0
2012	12.772553	14.693521	15.04%	0
2011	13.482882	12.772553	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	28.742016	22.988787	-20.02%	0
2017	20.947168	28.742016	37.21%	0
2016	20.059660	20.947168	4.42%	0
2015	24.650136	20.059660	-18.62%	0
2014	26.915950	24.650136	-8.42%	0
2013	27.587348	26.915950	-2.43%	0
2012	24.274228	27.587348	13.65%	0
2011	32.279918	24.274228	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.261812	9.962979	-2.91%	0
2017	10.346349	10.261812	-0.82%	0
2016	10.570630	10.346349	-2.12%	0
2015	10.892598	10.570630	-2.96%	0
2014	10.722229	10.892598	1.59%	0
2013	11.503350	10.722229	-6.79%	0
2012	11.490431	11.503350	0.11%	0
2011	11.026530	11.490431	4.21%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	7.595420	7.480381	-1.51%	0
2017	7.784809	7.595420	-2.43%	0
2016	8.011938	7.784809	-2.83%	0
2015	8.246977	8.011938	-2.85%	0
2014	8.488909	8.246977	-2.85%	0
2013	8.737937	8.488909	-2.85%	0
2012	8.994979	8.737937	-2.86%	0
2011	9.258116	8.994979	-2.84%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.127644	7.553564	-17.25%	0
2017	7.392898	9.127644	23.47%	0
2016	7.561253	7.392898	-2.23%	0
2015	8.042169	7.561253	-5.98%	0
2014	8.338150	8.042169	-3.55%	0
2013	7.300507	8.338150	14.21%	0
2012	6.522062	7.300507	11.94%	0
2011	7.459001	6.522062	-12.56%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	9.707206	8.096904	-16.59%	0
2017	8.027742	9.707206	20.92%	0
2016	8.219598	8.027742	-2.33%	0
2015	8.579975	8.219598	-4.20%	0
2014	9.414283	8.579975	-8.86%	0
2013	8.007794	9.414283	17.56%	0
2012	6.973251	8.007794	14.84%	0
2011	8.235839	6.973251	-15.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	22.463984	19.887884	-11.47%	0
2017	19.522912	22.463984	15.06%	0
2016	18.356050	19.522912	6.36%	0
2015	19.085107	18.356050	-3.82%	0
2014	18.712143	19.085107	1.99%	0
2013	15.136506	18.712143	23.62%	0
2012	13.443589	15.136506	12.59%	0
2011	14.403505	13.443589	-6.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.362038	14.198136	-7.58%	0
2017	14.227694	15.362038	7.97%	0
2016	13.775656	14.227694	3.28%	0
2015	14.204463	13.775656	-3.02%	0
2014	13.980133	14.204463	1.60%	0
2013	12.687062	13.980133	10.19%	0
2012	11.939486	12.687062	6.26%	0
2011	12.181184	11.939486	-1.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	18.308447	16.632941	-9.15%	0
2017	16.413305	18.308447	11.55%	0
2016	15.679908	16.413305	4.68%	0
2015	16.226245	15.679908	-3.37%	0
2014	15.874871	16.226245	2.21%	0
2013	13.674611	15.874871	16.09%	0
2012	12.540489	13.674611	9.04%	0
2011	13.029542	12.540489	-3.75%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.878491	11.330032	-4.62%	0
2017	11.568553	11.878491	2.68%	0
2016	11.420056	11.568553	1.30%	0
2015	11.724056	11.420056	-2.59%	0
2014	11.616088	11.724056	0.93%	0
2013	11.405758	11.616088	1.84%	0
2012	11.163416	11.405758	2.17%	0
2011	11.162915	11.163416	0.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.230173	10.294635	-8.33%	0
2017	10.136389	11.230173	10.79%	0
2016	9.869558	10.136389	2.70%	0
2015	10.499449	9.869558	-6.00%	0
2014	10.548432	10.499449	-0.46%	0
2013*	10.000000	10.548432	5.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.582229	10.569128	-8.75%	0
2017	10.192058	11.582229	13.64%	0
2016	9.808420	10.192058	3.91%	0
2015	10.511971	9.808420	-6.69%	0
2014	10.635981	10.511971	-1.17%	0
2013*	10.000000	10.635981	6.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	17.289240	15.839815	-8.38%	0
2017	15.757884	17.289240	9.72%	0
2016	15.137558	15.757884	4.10%	0
2015	15.633991	15.137558	-3.18%	0
2014	15.299921	15.633991	2.18%	0
2013	13.503367	15.299921	13.30%	0
2012	12.544168	13.503367	7.65%	0
2011	12.916590	12.544168	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	20.388315	18.273704	-10.37%	0
2017	17.984906	20.388315	13.36%	0
2016	17.063713	17.984906	5.40%	0
2015	17.693477	17.063713	-3.56%	0
2014	17.352389	17.693477	1.97%	0
2013	14.595190	17.352389	18.89%	0
2012	13.207012	14.595190	10.51%	0
2011	13.889053	13.207012	-4.91%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	14.563485	13.618192	-6.49%	0
2017	13.725186	14.563485	6.11%	0
2016	13.364504	13.725186	2.70%	0
2015	13.760797	13.364504	-2.88%	0
2014	13.523549	13.760797	1.75%	0
2013	12.598066	13.523549	7.35%	0
2012	12.003465	12.598066	4.95%	0
2011	12.105103	12.003465	-0.84%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.292169	10.439793	-7.55%	0
2017	9.886937	11.292169	14.21%	0
2016	9.374829	9.886937	5.46%	0
2015	9.871717	9.374829	-5.03%	0
2014*	10.000000	9.871717	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.380711	11.716209	-5.37%	0
2017	10.470894	12.380711	18.24%	0
2016	9.793405	10.470894	6.92%	0
2015	10.066499	9.793405	-2.71%	0
2014*	10.000000	10.066499	0.66%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	32.859004	28.283440	-13.92%	0
2017	29.210711	32.859004	12.49%	0
2016	24.993881	29.210711	16.87%	0
2015	26.396106	24.993881	-5.31%	0
2014	24.831290	26.396106	6.30%	0
2013	19.210569	24.831290	29.26%	0
2012	16.834002	19.210569	14.12%	0
2011	17.779287	16.834002	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	10.881335	8.807420	-19.06%	0
2017	8.921328	10.881335	21.97%	0
2016	9.415062	8.921328	-5.24%	0
2015	9.755189	9.415062	-3.49%	0
2014	10.179053	9.755189	-4.16%	0
2013	8.653606	10.179053	17.63%	0
2012	7.711226	8.653606	12.22%	0
2011	8.782268	7.711226	-12.20%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	14.666980	11.776716	-19.71%	0
2017	12.319618	14.666980	19.05%	0
2016	12.078378	12.319618	2.00%	0
2015	13.135030	12.078378	-8.04%	0
2014	14.969125	13.135030	-12.25%	0
2013	12.728730	14.969125	17.60%	0
2012	11.194522	12.728730	13.70%	0
2011	13.785318	11.194522	-18.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	16.316006	15.317306	-6.12%	0
2017	12.929727	16.316006	26.19%	0
2016	13.048294	12.929727	-0.91%	0
2015	13.023508	13.048294	0.19%	0
2014	12.170449	13.023508	7.01%	0
2013	9.319931	12.170449	30.59%	0
2012	8.260656	9.319931	12.82%	0
2011	8.786513	8.260656	-5.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	14.528657	12.447814	-14.32%	0
2017	13.075635	14.528657	11.11%	0
2016	11.597261	13.075635	12.75%	0
2015	12.362402	11.597261	-6.19%	0
2014	11.542710	12.362402	7.10%	0
2013	8.799036	11.542710	31.18%	0
2012	7.702727	8.799036	14.23%	0
2011	8.442670	7.702727	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.127641	14.561145	-9.71%	0
2017	13.016681	16.127641	23.90%	0
2016	12.632486	13.016681	3.04%	0
2015	13.048257	12.632486	-3.19%	0
2014	12.949418	13.048257	0.76%	0
2013	9.616516	12.949418	34.66%	0
2012	8.634773	9.616516	11.37%	0
2011	9.301624	8.634773	-7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	18.711970	15.784419	-15.65%	0
2017	16.917932	18.711970	10.60%	0
2016	14.807531	16.917932	14.25%	0
2015	15.694895	14.807531	-5.65%	0
2014	13.805540	15.694895	13.69%	0
2013	10.473569	13.805540	31.81%	0
2012	9.266808	10.473569	13.02%	0
2011	9.764817	9.266808	-5.10%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	21.625494	19.279544	-10.85%	0
2017	17.856765	21.625494	21.11%	0
2016	17.008560	17.856765	4.99%	0
2015	17.415366	17.008560	-2.34%	0
2014	17.482579	17.415366	-0.38%	0
2013	12.500841	17.482579	39.85%	0
2012	11.378629	12.500841	9.86%	0
2011	11.813529	11.378629	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	29.954070	24.113074	-19.50%	0
2017	28.348782	29.954070	5.66%	0
2016	23.228181	28.348782	22.04%	0
2015	25.514479	23.228181	-8.96%	0
2014	24.598809	25.514479	3.72%	0
2013	18.082524	24.598809	36.04%	0
2012	15.472463	18.082524	16.87%	0
2011	16.844115	15.472463	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	29.013357	24.564693	-15.33%	0
2017	26.379979	29.013357	9.98%	0
2016	22.156593	26.379979	19.06%	0
2015	23.247258	22.156593	-4.69%	0
2014	23.797052	23.247258	-2.31%	0
2013	17.427564	23.797052	36.55%	0
2012	15.569294	17.427564	11.94%	0
2011	17.012454	15.569294	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	21.306503	20.638388	-3.14%	0
2017	18.237343	21.306503	16.83%	0
2016	16.886571	18.237343	8.00%	0
2015	17.267705	16.886571	-2.21%	0
2014	15.895927	17.267705	8.63%	0
2013	12.510130	15.895927	27.06%	0
2012	11.311622	12.510130	10.60%	0
2011	11.598921	11.311622	-2.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.551737	11.697293	-6.81%	0
2017	12.171111	12.551737	3.13%	0
2016	11.688118	12.171111	4.13%	0
2015	12.752922	11.688118	-8.35%	0
2014	10.206939	12.752922	24.94%	0
2013	10.230162	10.206939	-0.23%	0
2012	9.111237	10.230162	12.28%	0
2011	8.835540	9.111237	3.12%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	15.896899	14.688718	-7.60%	0
2017	13.497055	15.896899	17.78%	0
2016	12.470660	13.497055	8.23%	0
2015	12.716613	12.470660	-1.93%	0
2014	11.575821	12.716613	9.85%	0
2013*	10.000000	11.575821	15.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.029762	8.842972	-2.07%	0
2017	9.149437	9.029762	-1.31%	0
2016	9.188161	9.149437	-0.42%	0
2015	9.490082	9.188161	-3.18%	0
2014	9.720476	9.490082	-2.37%	0
2013	9.995108	9.720476	-2.75%	0
2012	9.938892	9.995108	0.57%	0
2011	10.098578	9.938892	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.208508	13.096730	-13.89%	0
2017	13.709203	15.208508	10.94%	0
2016	11.673749	13.709203	17.44%	0
2015	12.633032	11.673749	-7.59%	0
2014	12.437573	12.633032	1.57%	0
2013*	10.000000	12.437573	24.38%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	14.861664	12.170692	-18.11%	0
2017	12.464500	14.861664	19.23%	0
2016	12.687711	12.464500	-1.76%	0
2015	13.590517	12.687711	-6.64%	0
2014	15.230165	13.590517	-10.77%	0
2013	13.053727	15.230165	16.67%	0
2012	11.238732	13.053727	16.15%	0
2011	13.209555	11.238732	-14.92%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	30.422240	27.612053	-9.24%	0
2017	25.137361	30.422240	21.02%	0
2016	24.839027	25.137361	1.20%	0
2015	25.315966	24.839027	-1.88%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.279977	8.124832	-1.87%	0
2017	8.446932	8.279977	-1.98%	0
2016	8.589317	8.446932	-1.66%	0
2015	8.825082	8.589317	-2.67%	0
2014	9.028901	8.825082	-2.26%	0
2013	9.236800	9.028901	-2.25%	0
2012	9.089877	9.236800	1.62%	0
2011	9.328868	9.089877	-2.56%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	24.815695	22.724133	-8.43%	0
2017	21.566729	24.815695	15.06%	0
2016	20.204983	21.566729	6.74%	0
2015	20.894608	20.204983	-3.30%	0
2014	19.484658	20.894608	7.24%	0
2013	14.575147	19.484658	33.68%	0
2012	13.519376	14.575147	7.81%	0
2011	14.357483	13.519376	-5.84%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	10.289578	9.354234	-9.09%	0
2017	9.606725	10.289578	7.11%	0
2016	9.344333	9.606725	2.81%	0
2015	10.100251	9.344333	-7.48%	0
2014	10.124210	10.100251	-0.24%	0
2013*	10.000000	10.124210	1.24%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.740285	9.484408	-11.69%	0
2017	9.421185	10.740285	14.00%	0
2016	9.221708	9.421185	2.16%	0
2015	10.474732	9.221708	-11.96%	0
2014	10.687589	10.474732	-1.99%	0
2013*	10.000000	10.687589	6.88%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.696447	9.598656	-10.26%	0
2017	9.689880	10.696447	10.39%	0
2016	9.422588	9.689880	2.84%	0
2015	10.392506	9.422588	-9.33%	0
2014	10.436649	10.392506	-0.42%	0
2013*	10.000000	10.436649	4.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	30.709535	25.833790	-15.88%	0
2017	23.186096	30.709535	32.45%	0
2016	23.901995	23.186096	-3.00%	0
2015	23.731736	23.901995	0.72%	0
2014	23.935879	23.731736	-0.85%	0
2013	19.401111	23.935879	23.37%	0
2012	16.512096	19.401111	17.50%	0
2011	18.580115	16.512096	-11.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.830196	9.115042	-7.28%	0
2017	9.541758	9.830196	3.02%	0
2016	9.241879	9.541758	3.24%	0
2015	9.756156	9.241879	-5.27%	0
2014	9.798241	9.756156	-0.43%	0
2013	10.122851	9.798241	-3.21%	0
2012*	10.000000	10.122851	1.23%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.397169	8.124447	-21.86%	0
2017	8.463102	10.397169	22.85%	0
2016	8.953816	8.463102	-5.48%	0
2015	8.938890	8.953816	0.17%	0
2014*	10.000000	8.938890	-10.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	22.648271	20.217671	-10.73%	0
2017	19.985789	22.648271	13.32%	0
2016	18.482182	19.985789	8.14%	0
2015	18.451138	18.482182	0.17%	0
2014	17.203163	18.451138	7.25%	0
2013	13.472080	17.203163	27.69%	0
2012	11.892824	13.472080	13.28%	0
2011	12.279621	11.892824	-3.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	31.752769	27.591955	-13.10%	0
2017	28.690481	31.752769	10.67%	0
2016	25.094807	28.690481	14.33%	0
2015	27.507402	25.094807	-8.77%	0
2014	25.358854	27.507402	8.47%	0
2013	18.561774	25.358854	36.62%	0
2012	16.238212	18.561774	14.31%	0
2011	17.121673	16.238212	-5.16%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.637590	9.769903	-8.16%	0
2017	9.656765	10.637590	10.16%	0
2016	8.803140	9.656765	9.70%	0
2015	9.978300	8.803140	-11.78%	0
2014	10.224540	9.978300	-2.41%	0
2013	10.513011	10.224540	-2.74%	0
2012*	10.000000	10.513011	5.13%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.681237	9.874536	-7.55%	0
2017	10.014292	10.681237	6.66%	0
2016	9.104290	10.014292	10.00%	0
2015	9.598402	9.104290	-5.15%	0
2014*	10.000000	9.598402	-4.02%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.558790	9.838455	-6.82%	0
2017	9.814159	10.558790	7.59%	0
2016	9.816262	9.814159	-0.02%	0
2015	10.885287	9.816262	-9.82%	0
2014	11.170993	10.885287	-2.56%	0
2013	12.306906	11.170993	-9.23%	0
2012	12.039000	12.306906	2.23%	0
2011	11.429278	12.039000	5.33%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	9.981743	9.718715	-2.64%	0
2017	10.146695	9.981743	-1.63%	0
2016	10.308990	10.146695	-1.57%	0
2015	10.589308	10.308990	-2.65%	0
2014	10.818999	10.589308	-2.12%	0
2013	11.162314	10.818999	-3.08%	0
2012	10.865860	11.162314	2.73%	0
2011	11.072153	10.865860	-1.86%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.947883	9.800739	-1.48%	0
2017	10.008195	9.947883	-0.60%	0
2016*	10.000000	10.008195	0.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.032609	9.683262	-3.48%	0
2017	9.851549	10.032609	1.84%	0
2016	9.884384	9.851549	-0.33%	0
2015	10.140324	9.884384	-2.52%	0
2014	10.020203	10.140324	1.20%	0
2013	10.530350	10.020203	-4.84%	0
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.146710	9.908092	-11.11%	0
2017*	10.000000	11.146710	11.47%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.057759	12.985359	-0.55%	0
2017	10.266713	13.057759	27.19%	0
2016*	10.000000	10.266713	2.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	17.365952	13.643813	-21.43%	0
2017	14.120435	17.365952	22.98%	0
2016	14.899111	14.120435	-5.23%	0
2015	15.314807	14.899111	-2.71%	0
2014	16.910368	15.314807	-9.44%	0
2013	13.591033	16.910368	24.42%	0
2012	11.475586	13.591033	18.43%	0
2011	14.220012	11.475586	-19.30%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	31.124255	30.491163	-2.03%	0
2017	25.163170	31.124255	23.69%	0
2016	29.007904	25.163170	-13.25%	0
2015	26.548200	29.007904	9.27%	0
2014	20.824299	26.548200	27.49%	0
2013	14.241065	20.824299	46.23%	0
2012	11.190607	14.241065	27.26%	0
2011	10.434476	11.190607	7.25%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.852423	4.764078	-30.48%	0
2017	7.194689	6.852423	-4.76%	0
2016	5.163492	7.194689	39.34%	0
2015	8.008162	5.163492	-35.52%	0
2014	10.220889	8.008162	-21.65%	0
2013	9.538688	10.220889	7.15%	0
2012*	10.000000	9.538688	-4.61%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.009031	4.882840	-30.34%	0
2017	7.338663	7.009031	-4.49%	0
2016	5.255927	7.338663	39.63%	0
2015	8.129553	5.255927	-35.35%	0
2014	10.344643	8.129553	-21.41%	0
2013	9.633358	10.344643	7.38%	0
2012*	10.000000	9.633358	-3.67%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	24.566197	24.174295	-1.60%	0
2017	20.089717	24.566197	22.28%	0
2016	19.190756	20.089717	4.68%	0
2015	20.340202	19.190756	-5.65%	0
2014	21.337778	20.340202	-4.68%	0
2013	14.619644	21.337778	45.95%	0
2012	13.951489	14.619644	4.79%	0
2011	15.051928	13.951489	-7.31%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	11.796972	10.611401	-10.05%	0
2017	10.626208	11.796972	11.02%	0
2016	10.586327	10.626208	0.38%	0
2015	11.046149	10.586327	-4.16%	0
2014	10.916804	11.046149	1.18%	0
2013	10.044197	10.916804	8.69%	0
2012*	10.000000	10.044197	0.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	22.653287	20.707130	-8.59%	0
2017	19.669634	22.653287	15.17%	0
2016	18.236531	19.669634	7.86%	0
2015	18.517008	18.236531	-1.51%	0
2014	17.448954	18.517008	6.12%	0
2013	13.351209	17.448954	30.69%	0
2012	11.728373	13.351209	13.84%	0
2011	11.386684	11.728373	3.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.575464	-24.25%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	32.914953	27.066981	-17.77%	0
2017	30.035415	32.914953	9.59%	0
2016	24.784955	30.035415	21.18%	0
2015	27.066547	24.784955	-8.43%	0
2014	25.586046	27.066547	5.79%	0
2013	19.144599	25.586046	33.65%	0
2012	16.643736	19.144599	15.03%	0
2011	18.757291	16.643736	-11.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.085928	10.459299	-5.65%	0
2017	11.011771	11.085928	0.67%	0
2016	10.863133	11.011771	1.37%	0
2015	11.470761	10.863133	-5.30%	0
2014	11.435992	11.470761	0.30%	0
2013	12.868816	11.435992	-11.13%	0
2012	12.342501	12.868816	4.26%	0
2011	11.374104	12.342501	8.51%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	22.266000	20.061549	-9.90%	0
2017	19.060116	22.266000	16.82%	0
2016	17.338979	19.060116	9.93%	0
2015	18.986406	17.338979	-8.68%	0
2014	17.406865	18.986406	9.07%	0
2013	13.231431	17.406865	31.56%	0
2012	11.906175	13.231431	11.13%	0
2011	11.920448	11.906175	-0.12%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	24.960423	21.091224	-15.50%	0
2017	23.059270	24.960423	8.24%	0
2016	19.349984	23.059270	19.17%	0
2015	20.247793	19.349984	-4.43%	0
2014	17.939300	20.247793	12.87%	0
2013	14.222297	17.939300	26.14%	0
2012	12.602921	14.222297	12.85%	0
2011	13.088903	12.602921	-3.71%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	12.168829	11.235587	-7.67%	0
2017	10.915173	12.168829	11.49%	0
2016	10.478039	10.915173	4.17%	0
2015	10.907881	10.478039	-3.94%	0
2014	10.916160	10.907881	-0.08%	0
2013*	10.000000	10.916160	9.16%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.389472	9.795206	-5.72%	0
2017	9.991647	10.389472	3.98%	0
2016	9.120128	9.991647	9.56%	0
2015*	10.000000	9.120128	-8.80%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.661479	9.312116	-3.62%	0
2017	9.640147	9.661479	0.22%	0
2016	9.689004	9.640147	-0.50%	0
2015*	10.000000	9.689004	-3.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.317369	11.071254	-10.12%	0
2017	10.888512	12.317369	13.12%	0
2016	9.661235	10.888512	12.70%	0
2015*	10.000000	9.661235	-3.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.959513	13.422509	-10.27%	0
2017	13.547771	14.959513	10.42%	0
2016	13.439852	13.547771	0.80%	0
2015	13.981281	13.439852	-3.87%	0
2014	14.125939	13.981281	-1.02%	0
2013	12.714791	14.125939	11.10%	0
2012	11.908531	12.714791	6.77%	0
2011	12.726738	11.908531	-6.43%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.097323	9.410896	-6.80%	0
2017*	10.000000	10.097323	0.97%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.572593	12.556585	-19.37%	0
2017	14.349108	15.572593	8.53%	0
2016	11.272246	14.349108	27.30%	0
2015	12.411042	11.272246	-9.18%	0
2014	12.101825	12.411042	2.56%	0
2013*	10.000000	12.101825	21.02%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.742144	10.429994	-18.15%	0
2017	11.405999	12.742144	11.71%	0
2016	10.195696	11.405999	11.87%	0
2015	10.771275	10.195696	-5.34%	0
2014*	10.000000	10.771275	7.71%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	33.705275	29.785018	-11.63%	0
2017	30.878910	33.705275	9.15%	0
2016	25.291478	30.878910	22.09%	0
2015	26.668193	25.291478	-5.16%	0
2014	26.126626	26.668193	2.07%	0
2013	19.121166	26.126626	36.64%	0
2012	17.015036	19.121166	12.38%	0
2011	17.424146	17.015036	-2.35%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	23.882242	22.060088	-7.63%	0
2017	20.289329	23.882242	17.71%	0
2016	18.748477	20.289329	8.22%	0
2015	19.142200	18.748477	-2.06%	0
2014	17.429806	19.142200	9.82%	0
2013	13.628958	17.429806	27.89%	0
2012	12.155873	13.628958	12.12%	0
2011	12.318544	12.155873	-1.32%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	21.296876	19.207113	-9.81%	0
2017	17.267052	21.296876	23.34%	0
2016	16.520152	17.267052	4.52%	0
2015	17.488176	16.520152	-5.54%	0
2014	16.703144	17.488176	4.70%	0
2013	14.236845	16.703144	17.32%	0
2012	13.313342	14.236845	6.94%	0
2011	12.608154	13.313342	5.59%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	20.259584	15.874747	-21.64%	0
2017	16.774583	20.259584	20.78%	0
2016	14.790835	16.774583	13.41%	0
2015	15.626796	14.790835	-5.35%	0
2014	15.883708	15.626796	-1.62%	0
2013	11.036136	15.883708	43.92%	0
2012	9.453225	11.036136	16.74%	0
2011	11.327720	9.453225	-16.55%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.016137	9.715742	-3.00%	0
2017	9.971194	10.016137	0.45%	0
2016	9.425027	9.971194	5.79%	0
2015	9.803787	9.425027	-3.86%	0
2014*	10.000000	9.803787	-1.96%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	8.999347	-10.01%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	11.269464	10.855167	-3.68%	0
2017	11.185693	11.269464	0.75%	0
2016	11.125890	11.185693	0.54%	0
2015	11.508766	11.125890	-3.33%	0
2014	11.450255	11.508766	0.51%	0
2013	11.704401	11.450255	-2.17%	0
2012	11.014368	11.704401	6.26%	0
2011	11.121056	11.014368	-0.96%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.155271	-18.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	14.276090	13.269104	-7.05%	0
2017	13.033297	14.276090	9.54%	0
2016	12.754364	13.033297	2.19%	0
2015	13.205357	12.754364	-3.42%	0
2014	13.050190	13.205357	1.19%	0
2013	11.873050	13.050190	9.91%	0
2012	10.959078	11.873050	8.34%	0
2011	11.334103	10.959078	-3.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	15.350476	13.996981	-8.82%	0
2017	13.596606	15.350476	12.90%	0
2016	13.233627	13.596606	2.74%	0
2015	13.691759	13.233627	-3.35%	0
2014	13.481194	13.691759	1.56%	0
2013	12.006485	13.481194	12.28%	0
2012	10.936430	12.006485	9.78%	0
2011	11.403955	10.936430	-4.10%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	16.707475	14.913682	-10.74%	0
2017	14.254902	16.707475	17.21%	0
2016	13.799847	14.254902	3.30%	0
2015	14.287732	13.799847	-3.41%	0
2014	14.048125	14.287732	1.71%	0
2013	11.916377	14.048125	17.89%	0
2012	10.655403	11.916377	11.83%	0
2011	11.292507	10.655403	-5.64%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.640320	10.798960	-7.23%	0
2017	10.323149	11.640320	12.76%	0
2016*	10.000000	10.323149	3.23%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	14.021972	10.241172	-26.96%	0
2017	14.851752	14.021972	-5.59%	0
2016	11.455795	14.851752	29.64%	0
2015	14.887763	11.455795	-23.05%	0
2014	17.576855	14.887763	-15.30%	0
2013	14.580958	17.576855	20.55%	0
2012	14.338674	14.580958	1.69%	0
2011	15.576066	14.338674	-7.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	20.844019	18.508367	-11.21%	0
2017	19.054206	20.844019	9.39%	0
2016	16.669545	19.054206	14.31%	0
2015	17.927334	16.669545	-7.02%	0
2014	17.019575	17.927334	5.33%	0
2013	13.711921	17.019575	24.12%	0
2012	12.064710	13.711921	13.65%	0
2011	12.343491	12.064710	-2.26%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.616333	11.122386	-11.84%	0
2017	11.141190	12.616333	13.24%	0
2016*	10.000000	11.141190	11.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	25.067517	24.231170	-3.34%	0
2017	19.147151	25.067517	30.92%	0
2016	19.609590	19.147151	-2.36%	0
2015	18.890945	19.609590	3.80%	0
2014	17.525097	18.890945	7.79%	0
2013	13.270668	17.525097	32.06%	0
2012	11.947152	13.270668	11.08%	0
2011	12.307210	11.947152	-2.93%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	11.515984	11.092201	-3.68%	0
2017	11.403705	11.515984	0.98%	0
2016	11.240017	11.403705	1.46%	0
2015	11.674952	11.240017	-3.73%	0
2014	11.384083	11.674952	2.56%	0
2013	11.971675	11.384083	-4.91%	0
2012	11.675825	11.971675	2.53%	0
2011	11.233246	11.675825	3.94%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	36.926490	30.553222	-17.26%	0
2017	31.546969	36.926490	17.05%	0
2016	29.025699	31.546969	8.69%	0
2015	30.387682	29.025699	-4.48%	0
2014	29.515091	30.387682	2.96%	0
2013	22.371455	29.515091	31.93%	0
2012	20.112296	22.371455	11.23%	0
2011	23.233538	20.112296	-13.43%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	21.269827	17.540046	-17.54%	0
2017	16.849957	21.269827	26.23%	0
2016	18.316856	16.849957	-8.01%	0
2015	18.262029	18.316856	0.30%	0
2014	20.509265	18.262029	-10.96%	0
2013	16.226398	20.509265	26.39%	0
2012	13.882929	16.226398	16.88%	0
2011	17.296388	13.882929	-19.74%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	27.006396	21.630619	-19.91%	0
2017	23.353271	27.006396	15.64%	0
2016	22.008245	23.353271	6.11%	0
2015	23.412651	22.008245	-6.00%	0
2014	22.637550	23.412651	3.42%	0
2013	17.907904	22.637550	26.41%	0
2012	14.515358	17.907904	23.37%	0
2011	16.433430	14.515358	-11.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.358995	10.840782	-12.28%	0
2017	11.365542	12.358995	8.74%	0
2016	10.341001	11.365542	9.91%	0
2015	11.355492	10.341001	-8.93%	0
2014	11.370820	11.355492	-0.13%	0
2013	9.461234	11.370820	20.18%	0
2012	8.448986	9.461234	11.98%	0
2011	8.837094	8.448986	-4.39%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	14.180165	13.174116	-7.09%	0
2017	13.314457	14.180165	6.50%	0
2016	12.024634	13.314457	10.73%	0
2015	13.323774	12.024634	-9.75%	0
2014	13.116286	13.323774	1.58%	0
2013	11.855154	13.116286	10.64%	0
2012	10.838691	11.855154	9.38%	0
2011	10.901735	10.838691	-0.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	24.306079	22.399548	-7.84%	0
2017	20.761362	24.306079	17.07%	0
2016	18.423944	20.761362	12.69%	0
2015	19.692633	18.423944	-6.44%	0
2014	18.653597	19.692633	5.57%	0
2013	14.812665	18.653597	25.93%	0
2012	13.626182	14.812665	8.71%	0
2011	13.238069	13.626182	2.93%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	30.763374	26.020094	-15.42%	0
2017	28.629837	30.763374	7.45%	0
2016	22.645887	28.629837	26.42%	0
2015	25.182692	22.645887	-10.07%	0
2014	25.787792	25.182692	-2.35%	0
2013	19.493418	25.787792	32.29%	0
2012	16.958567	19.493418	14.95%	0
2011	18.146501	16.958567	-6.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.222371	9.174004	-18.25%	0
2017	8.230411	11.222371	36.35%	0
2016	7.216688	8.230411	14.05%	0
2015	9.244750	7.216688	-21.94%	0
2014*	10.000000	9.244750	-7.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	18.846630	15.471358	-17.91%	0
2017	16.631423	18.846630	13.32%	0
2016	15.980158	16.631423	4.08%	0
2015	17.600451	15.980158	-9.21%	0
2014	20.396982	17.600451	-13.71%	0
2013	17.081961	20.396982	19.41%	0
2012	14.880195	17.081961	14.80%	0
2011	17.147676	14.880195	-13.22%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.090830	8.996751	-1.03%	0
2017	9.184705	9.090830	-1.02%	0
2016	9.188238	9.184705	-0.04%	0
2015	9.888424	9.188238	-7.08%	0
2014*	10.000000	9.888424	-1.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.454938	10.638679	-7.13%	0
2017	10.428639	11.454938	9.84%	0
2016	10.292750	10.428639	1.32%	0
2015	11.254954	10.292750	-8.55%	0
2014	11.151133	11.254954	0.93%	0
2013	10.112190	11.151133	10.27%	0
2012*	10.000000	10.112190	1.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.303532	-6.96%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.583289	8.831706	-7.84%	0
2017	9.518896	9.583289	0.68%	0
2016	9.850038	9.518896	-3.36%	0
2015	9.960074	9.850038	-1.10%	0
2014	9.800859	9.960074	1.62%	0
2013*	10.000000	9.800859	-1.99%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	16.905448	15.773805	-6.69%	0
2017	13.704652	16.905448	23.36%	0
2016	13.833785	13.704652	-0.93%	0
2015	13.600931	13.833785	1.71%	0
2014	12.949366	13.600931	5.03%	0
2013	9.539564	12.949366	35.74%	0
2012*	10.000000	9.539564	-4.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.133684	12.129742	-14.18%	0
2017	12.694365	14.133684	11.34%	0
2016	11.551886	12.694365	9.89%	0
2015	12.429012	11.551886	-7.06%	0
2014	12.287922	12.429012	1.15%	0
2013	9.850780	12.287922	24.74%	0
2012*	10.000000	9.850780	-1.49%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.185474	13.876450	-8.62%	0
2017	12.802754	15.185474	18.61%	0
2016	13.109072	12.802754	-2.34%	0
2015	13.361454	13.109072	-1.89%	0
2014	12.777766	13.361454	4.57%	0
2013	9.633106	12.777766	32.64%	0
2012*	10.000000	9.633106	-3.67%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.953460	12.809677	-8.20%	0
2017	12.148898	13.953460	14.85%	0
2016	12.840543	12.148898	-5.39%	0
2015	14.428487	12.840543	-11.01%	0
2014	15.685468	14.428487	-8.01%	0
2013	12.909343	15.685468	21.50%	0
2012	11.156383	12.909343	15.71%	0
2011	12.381207	11.156383	-9.89%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.051901	11.453044	-4.97%	0
2017	11.633801	12.051901	3.59%	0
2016	10.311136	11.633801	12.83%	0
2015	11.357994	10.311136	-9.22%	0
2014	11.478556	11.357994	-1.05%	0
2013	10.698059	11.478556	7.30%	0
2012*	10.000000	10.698059	6.98%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.289527	14.834931	-2.97%	0
2017	12.407502	15.289527	23.23%	0
2016	12.040699	12.407502	3.05%	0
2015	13.161138	12.040699	-8.51%	0
2014	12.565398	13.161138	4.74%	0
2013	9.958961	12.565398	26.17%	0
2012*	10.000000	9.958961	-0.41%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	21.379086	20.845182	-2.50%	0
2017	18.635914	21.379086	14.72%	0
2016	18.395582	18.635914	1.31%	0
2015	18.867567	18.395582	-2.50%	0
2014	17.952076	18.867567	5.10%	0
2013	15.432076	17.952076	16.33%	0
2012	14.019004	15.432076	10.08%	0
2011	14.243755	14.019004	-1.58%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.643594	9.241967	-4.16%	0
2017	9.608628	9.643594	0.36%	0
2016	9.679740	9.608628	-0.73%	0
2015*	10.000000	9.679740	-3.20%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	31.811384	31.414418	-1.25%	0
2017	25.199374	31.811384	26.24%	0
2016	25.455439	25.199374	-1.01%	0
2015	23.419913	25.455439	8.69%	0
2014	22.236425	23.419913	5.32%	0
2013	17.496299	22.236425	27.09%	0
2012	14.548767	17.496299	20.26%	0
2011	16.100090	14.548767	-9.64%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	21.738254	21.296077	-2.03%	0
2017	15.447100	21.738254	40.73%	0
2016	13.971707	15.447100	10.56%	0
2015	13.750210	13.971707	1.61%	0
2014	12.950277	13.750210	6.18%	0
2013	9.850573	12.950277	31.47%	0
2012*	10.000000	9.850573	-1.49%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	23.934065	19.718592	-17.61%	0
2017	18.842120	23.934065	27.02%	0
2016	20.798527	18.842120	-9.41%	0
2015	23.488230	20.798527	-11.45%	0
2014	27.520647	23.488230	-14.65%	0
2013	24.800460	27.520647	10.97%	0
2012	22.568426	24.800460	9.89%	0
2011	34.350421	22.568426	-34.30%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.567307	8.355180	-20.93%	0
2017	8.512932	10.567307	24.13%	0
2016	7.258100	8.512932	17.29%	0
2015	9.350477	7.258100	-22.38%	0
2014*	10.000000	9.350477	-6.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	9.951968	9.562597	-3.91%	0
2017	9.867112	9.951968	0.86%	0
2016*	10.000000	9.867112	-1.33%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.346537	14.642985	-4.58%	0
2017	12.509386	15.346537	22.68%	0
2016	11.840151	12.509386	5.65%	0
2015	12.461238	11.840151	-4.98%	0
2014	13.873327	12.461238	-10.18%	0
2013	10.117195	13.873327	37.13%	0
2012*	10.000000	10.117195	1.17%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	26.545898	23.102379	-12.97%	0
2017	23.294859	26.545898	13.96%	0
2016	21.084033	23.294859	10.49%	0
2015	21.918476	21.084033	-3.81%	0
2014	20.483269	21.918476	7.01%	0
2013	15.556961	20.483269	31.67%	0
2012	13.826635	15.556961	12.51%	0
2011	14.305464	13.826635	-3.35%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	17.813865	15.612425	-12.36%	0
2017	14.464760	17.813865	23.15%	0
2016	14.344457	14.464760	0.84%	0
2015	13.894660	14.344457	3.24%	0
2014	14.149367	13.894660	-1.80%	0
2013	11.416695	14.149367	23.94%	0
2012	10.142571	11.416695	12.56%	0
2011	10.633931	10.142571	-4.62%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.297638	12.007701	-2.36%	0
2017	9.885687	12.297638	24.40%	0
2016	9.618222	9.885687	2.78%	0
2015*	10.000000	9.618222	-3.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	11.200311	10.774715	-3.80%	0
2017	10.891824	11.200311	2.83%	0
2016	10.595301	10.891824	2.80%	0
2015	11.003339	10.595301	-3.71%	0
2014	10.534908	11.003339	4.45%	0
2013	10.912885	10.534908	-3.46%	0
2012	10.293348	10.912885	6.02%	0
2011	10.056502	10.293348	2.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	20.565299	18.559007	-9.76%	0
2017	19.325261	20.565299	6.42%	0
2016	17.996567	19.325261	7.38%	0
2015	18.754611	17.996567	-4.04%	0
2014	18.772199	18.754611	-0.09%	0
2013	21.188379	18.772199	-11.40%	0
2012	18.513195	21.188379	14.45%	0
2011	17.836684	18.513195	3.79%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	9.927537	8.877612	-10.58%	0
2017	9.083649	9.927537	9.29%	0
2016	8.136315	9.083649	11.64%	0
2015*	10.000000	8.136315	-18.64%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	17.422478	15.699550	-9.89%	0
2017	15.266645	17.422478	14.12%	0
2016	14.162801	15.266645	7.79%	0
2015	15.712031	14.162801	-9.86%	0
2014	16.522449	15.712031	-4.90%	0
2013	12.898411	16.522449	28.10%	0
2012	10.833279	12.898411	19.06%	0
2011	11.258738	10.833279	-3.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	23.450415	20.610318	-12.11%	0
2017	22.269579	23.450415	5.30%	0
2016	19.076817	22.269579	16.74%	0
2015	20.559926	19.076817	-7.21%	0
2014	18.746633	20.559926	9.67%	0
2013	14.662300	18.746633	27.86%	0
2012	13.195095	14.662300	11.12%	0
2011	13.522605	13.195095	-2.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	14.870889	13.718342	-7.75%	0
2017	13.224985	14.870889	12.45%	0
2016	12.494364	13.224985	5.85%	0
2015	12.742142	12.494364	-1.94%	0
2014	12.498958	12.742142	1.95%	0
2013	10.440945	12.498958	19.71%	0
2012	9.292925	10.440945	12.35%	0
2011	9.481762	9.292925	-1.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	9.897293	9.505576	-3.96%	0
2017	9.874901	9.897293	0.23%	0
2016	9.906438	9.874901	-0.32%	0
2015	10.225941	9.906438	-3.12%	0
2014	10.031886	10.225941	1.93%	0
2013	10.604466	10.031886	-5.40%	0
2012	10.405173	10.604466	1.92%	0
2011	10.134927	10.405173	2.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	17.251704	15.170298	-12.06%	0
2017	13.564607	17.251704	27.18%	0
2016	13.942462	13.564607	-2.71%	0
2015	13.477080	13.942462	3.45%	0
2014	13.629424	13.477080	-1.12%	0
2013	10.911161	13.629424	24.91%	0
2012	9.204715	10.911161	18.54%	0
2011	10.452221	9.204715	-11.94%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	17.504988	16.882898	-3.55%	0
2017	14.105184	17.504988	24.10%	0
2016	13.318083	14.105184	5.91%	0
2015	12.887549	13.318083	3.34%	0
2014	12.281727	12.887549	4.93%	0
2013	9.758731	12.281727	25.85%	0
2012	8.561046	9.758731	13.99%	0
2011	9.249882	8.561046	-7.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	14.911377	14.160164	-5.04%	0
2017	12.593819	14.911377	18.40%	0
2016	11.674447	12.593819	7.88%	0
2015	11.893910	11.674447	-1.85%	0
2014	11.112581	11.893910	7.03%	0
2013	8.606762	11.112581	29.11%	0
2012	7.572329	8.606762	13.66%	0
2011	7.976347	7.572329	-5.07%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	12.807093	12.142068	-5.19%	0
2017	12.403196	12.807093	3.26%	0
2016	11.756026	12.403196	5.51%	0
2015	12.467540	11.756026	-5.71%	0
2014	12.359879	12.467540	0.87%	0
2013	12.873812	12.359879	-3.99%	0
2012	11.812243	12.873812	8.99%	0
2011	11.524698	11.812243	2.50%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	22.985288	20.650158	-10.16%	0
2017	20.112105	22.985288	14.29%	0
2016	17.615407	20.112105	14.17%	0
2015	19.406089	17.615407	-9.23%	0
2014	18.347900	19.406089	5.77%	0
2013	13.965651	18.347900	31.38%	0
2012	12.171939	13.965651	14.74%	0
2011	12.862705	12.171939	-5.37%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.589789	9.410026	-11.14%	0
2017	9.207724	10.589789	15.01%	0
2016	9.208035	9.207724	0.00%	0
2015*	10.000000	9.208035	-7.92%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	9.985027	-0.15%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	17.123659	16.125781	-5.83%	0
2017	16.517505	17.123659	3.67%	0
2016	14.900047	16.517505	10.86%	0
2015	15.755967	14.900047	-5.43%	0
2014	15.823001	15.755967	-0.42%	0
2013	15.219184	15.823001	3.97%	0
2012	13.683000	15.219184	11.23%	0
2011	13.572473	13.683000	0.81%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.126133	13.949557	-7.78%	0
2017	12.485075	15.126133	21.15%	0
2016	11.323283	12.485075	10.26%	0
2015	11.802286	11.323283	-4.06%	0
2014	11.406604	11.802286	3.47%	0
2013	8.184199	11.406604	39.37%	0
2012	7.214584	8.184199	13.44%	0
2011	8.409970	7.214584	-14.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.141138	14.749700	-8.62%	0
2017	14.042901	16.141138	14.94%	0
2016	13.133459	14.042901	6.92%	0
2015	13.582555	13.133459	-3.31%	0
2014	12.657874	13.582555	7.31%	0
2013	9.408475	12.657874	34.54%	0
2012	8.699807	9.408475	8.15%	0
2011	9.261589	8.699807	-6.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	13.449302	11.653911	-13.35%	0
2017	11.560801	13.449302	16.34%	0
2016	10.986235	11.560801	5.23%	0
2015	11.516396	10.986235	-4.60%	0
2014	11.349973	11.516396	1.47%	0
2013	9.027796	11.349973	25.72%	0
2012	8.004965	9.027796	12.78%	0
2011	8.805257	8.004965	-9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.258391	11.159012	-8.97%	0
2017	11.265707	12.258391	8.81%	0
2016	10.933381	11.265707	3.04%	0
2015	11.380523	10.933381	-3.93%	0
2014	11.237499	11.380523	1.27%	0
2013	10.093594	11.237499	11.33%	0
2012	9.360421	10.093594	7.83%	0
2011	9.770807	9.360421	-4.20%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.023217	11.611674	-10.84%	0
2017	11.580574	13.023217	12.46%	0
2016	11.111875	11.580574	4.22%	0
2015	11.597896	11.111875	-4.19%	0
2014	11.408379	11.597896	1.66%	0
2013	9.690227	11.408379	17.73%	0
2012	8.782162	9.690227	10.34%	0
2011	9.366872	8.782162	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	10.850648	10.259804	-5.45%	0
2017	10.505769	10.850648	3.28%	0
2016	10.341600	10.505769	1.59%	0
2015	10.729227	10.341600	-3.61%	0
2014	10.692896	10.729227	0.34%	0
2013	10.494561	10.692896	1.89%	0
2012	10.054784	10.494561	4.37%	0
2011	10.210283	10.054784	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.287862	10.190168	-9.72%	0
2017	10.128395	11.287862	11.45%	0
2016	9.880975	10.128395	2.50%	0
2015	10.632723	9.880975	-7.07%	0
2014	10.708277	10.632723	-0.71%	0
2013*	10.000000	10.708277	7.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.591617	10.457551	-9.78%	0
2017	10.133802	11.591617	14.39%	0
2016	9.825212	10.133802	3.14%	0
2015	10.637489	9.825212	-7.64%	0
2014	10.845305	10.637489	-1.92%	0
2013*	10.000000	10.845305	8.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	12.674342	11.432691	-9.80%	0
2017	11.451970	12.674342	10.67%	0
2016	11.048451	11.451970	3.65%	0
2015	11.501056	11.048451	-3.94%	0
2014	11.326913	11.501056	1.54%	0
2013	9.902073	11.326913	14.39%	0
2012	9.075816	9.902073	9.10%	0
2011	9.569532	9.075816	-5.16%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.214955	11.610240	-12.14%	0
2017	11.525753	13.214955	14.66%	0
2016	11.031564	11.525753	4.48%	0
2015	11.535018	11.031564	-4.36%	0
2014	11.361262	11.535018	1.53%	0
2013	9.414815	11.361262	20.67%	0
2012	8.462339	9.414815	11.26%	0
2011	9.141654	8.462339	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	11.836939	10.944354	-7.54%	0
2017	11.092818	11.836939	6.71%	0
2016	10.776803	11.092818	2.93%	0
2015	11.218199	10.776803	-3.93%	0
2014	11.100119	11.218199	1.06%	0
2013	10.276631	11.100119	8.01%	0
2012	9.618253	10.276631	6.85%	0
2011	9.931725	9.618253	-3.16%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.983704	10.590083	-3.58%	0
2017	10.857037	10.983704	1.17%	0
2016	10.647436	10.857037	1.97%	0
2015	11.062851	10.647436	-3.76%	0
2014	10.883989	11.062851	1.64%	0
2013	11.452872	10.883989	-4.97%	0
2012	10.974559	11.452872	4.36%	0
2011	10.637758	10.974559	3.17%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.709652	11.202984	-4.33%	0
2017	11.620643	11.709652	0.77%	0
2016	11.580425	11.620643	0.35%	0
2015	11.988317	11.580425	-3.40%	0
2014	11.771691	11.988317	1.84%	0
2013	12.376886	11.771691	-4.89%	0
2012	11.900381	12.376886	4.00%	0
2011	11.555938	11.900381	2.98%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.749995	10.245338	-12.81%	0
2017	10.264080	11.749995	14.48%	0
2016	9.489166	10.264080	8.17%	0
2015	10.091417	9.489166	-5.97%	0
2014*	10.000000	10.091417	0.91%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.065001	9.902396	-10.51%	0
2017	10.009879	11.065001	10.54%	0
2016	9.476936	10.009879	5.62%	0
2015	9.935032	9.476936	-4.61%	0
2014*	10.000000	9.935032	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	25.781771	24.644188	-4.41%	0
2017	20.893587	25.781771	23.40%	0
2016	20.823558	20.893587	0.34%	0
2015	20.458838	20.823558	1.78%	0
2014	19.408094	20.458838	5.41%	0
2013	14.665830	19.408094	32.34%	0
2012	12.755052	14.665830	14.98%	0
2011	13.471332	12.755052	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	28.525912	22.804111	-20.06%	0
2017	20.800327	28.525912	37.14%	0
2016	19.929276	20.800327	4.37%	0
2015	24.502535	19.929276	-18.66%	0
2014	26.768559	24.502535	-8.47%	0
2013	27.450406	26.768559	-2.48%	0
2012	24.166197	27.450406	13.59%	0
2011	32.152789	24.166197	-24.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.184670	9.882964	-2.96%	0
2017	10.273847	10.184670	-0.87%	0
2016	10.501943	10.273847	-2.17%	0
2015	10.827398	10.501943	-3.01%	0
2014	10.663541	10.827398	1.54%	0
2013	11.446279	10.663541	-6.84%	0
2012	11.439325	11.446279	0.06%	0
2011	10.983118	11.439325	4.15%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	7.537338	7.419323	-1.57%	0
2017	7.729246	7.537338	-2.48%	0
2016	7.958840	7.729246	-2.88%	0
2015	8.196538	7.958840	-2.90%	0
2014	8.441332	8.196538	-2.90%	0
2013	8.693441	8.441332	-2.90%	0
2012	8.953798	8.693441	-2.91%	0
2011	9.220462	8.953798	-2.89%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.082341	7.512188	-17.29%	0
2017	7.359978	9.082341	23.40%	0
2016	7.531454	7.359978	-2.28%	0
2015	8.014610	7.531454	-6.03%	0
2014	8.313853	8.014610	-3.60%	0
2013	7.282982	8.313853	14.15%	0
2012	6.509759	7.282982	11.88%	0
2011	7.448760	6.509759	-12.61%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	9.649088	8.044257	-16.63%	0
2017	7.983766	9.649088	20.86%	0
2016	8.178765	7.983766	-2.38%	0
2015	8.541755	8.178765	-4.25%	0
2014	9.377179	8.541755	-8.91%	0
2013	7.980333	9.377179	17.50%	0
2012	6.952919	7.980333	14.78%	0
2011	8.216055	6.952919	-15.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	22.295069	19.728110	-11.51%	0
2017	19.386070	22.295069	15.01%	0
2016	18.236733	19.386070	6.30%	0
2015	18.970816	18.236733	-3.87%	0
2014	18.609670	18.970816	1.94%	0
2013	15.061351	18.609670	23.56%	0
2012	13.383732	15.061351	12.53%	0
2011	14.346743	13.383732	-6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.293652	14.127599	-7.62%	0
2017	14.171630	15.293652	7.92%	0
2016	13.728417	14.171630	3.23%	0
2015	14.163056	13.728417	-3.07%	0
2014	13.946559	14.163056	1.55%	0
2013	12.663108	13.946559	10.14%	0
2012	11.923100	12.663108	6.21%	0
2011	12.170723	11.923100	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	18.227027	16.550405	-9.20%	0
2017	16.348702	18.227027	11.49%	0
2016	15.626201	16.348702	4.62%	0
2015	16.178990	15.626201	-3.42%	0
2014	15.836786	16.178990	2.16%	0
2013	13.648824	15.836786	16.03%	0
2012	12.523301	13.648824	8.99%	0
2011	13.018358	12.523301	-3.80%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.789174	11.239018	-4.67%	0
2017	11.487467	11.789174	2.63%	0
2016	11.345826	11.487467	1.25%	0
2015	11.653847	11.345826	-2.64%	0
2014	11.552465	11.653847	0.88%	0
2013	11.349123	11.552465	1.79%	0
2012	11.113717	11.349123	2.12%	0
2011	11.118923	11.113717	-0.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.203265	10.264658	-8.38%	0
2017	10.117291	11.203265	10.73%	0
2016	9.856024	10.117291	2.65%	0
2015	10.490452	9.856024	-6.05%	0
2014	10.544810	10.490452	-0.52%	0
2013*	10.000000	10.544810	5.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.554469	10.538341	-8.79%	0
2017	10.172851	11.554469	13.58%	0
2016	9.794964	10.172851	3.86%	0
2015	10.502950	9.794964	-6.74%	0
2014	10.632334	10.502950	-1.22%	0
2013*	10.000000	10.632334	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	17.159248	15.712579	-8.43%	0
2017	15.647436	17.159248	9.66%	0
2016	15.039171	15.647436	4.04%	0
2015	15.540379	15.039171	-3.23%	0
2014	15.216139	15.540379	2.13%	0
2013	13.436334	15.216139	13.25%	0
2012	12.488329	13.436334	7.59%	0
2011	12.865699	12.488329	-2.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	20.235014	18.126904	-10.42%	0
2017	17.858835	20.235014	13.31%	0
2016	16.952816	17.858835	5.34%	0
2015	17.587545	16.952816	-3.61%	0
2014	17.257369	17.587545	1.91%	0
2013	14.522736	17.257369	18.83%	0
2012	13.148235	14.522736	10.45%	0
2011	13.834352	13.148235	-4.96%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	14.454008	13.508815	-6.54%	0
2017	13.629001	14.454008	6.05%	0
2016	13.277656	13.629001	2.65%	0
2015	13.678417	13.277656	-2.93%	0
2014	13.449508	13.678417	1.70%	0
2013	12.535527	13.449508	7.29%	0
2012	11.950049	12.535527	4.90%	0
2011	12.057428	11.950049	-0.89%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.272093	10.415834	-7.60%	0
2017	9.874425	11.272093	14.15%	0
2016	9.367756	9.874425	5.41%	0
2015	9.869352	9.367756	-5.08%	0
2014*	10.000000	9.869352	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.358672	11.689291	-5.42%	0
2017	10.457616	12.358672	18.18%	0
2016	9.786007	10.457616	6.86%	0
2015	10.064079	9.786007	-2.76%	0
2014*	10.000000	10.064079	0.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	32.611944	28.056244	-13.97%	0
2017	29.005957	32.611944	12.43%	0
2016	24.831426	29.005957	16.81%	0
2015	26.238050	24.831426	-5.36%	0
2014	24.695321	26.238050	6.25%	0
2013	19.115213	24.695321	29.19%	0
2012	16.759076	19.115213	14.06%	0
2011	17.709243	16.759076	-5.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	10.827384	8.759209	-19.10%	0
2017	8.881643	10.827384	21.91%	0
2016	9.377992	8.881643	-5.29%	0
2015	9.721787	9.377992	-3.54%	0
2014	10.149421	9.721787	-4.21%	0
2013	8.632848	10.149421	17.57%	0
2012	7.696693	8.632848	12.16%	0
2011	8.770226	7.696693	-12.24%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	14.556685	11.682098	-19.75%	0
2017	12.233257	14.556685	18.99%	0
2016	11.999866	12.233257	1.94%	0
2015	13.056372	11.999866	-8.09%	0
2014	14.887159	13.056372	-12.30%	0
2013	12.665540	14.887159	17.54%	0
2012	11.144702	12.665540	13.65%	0
2011	13.731036	11.144702	-18.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	16.235100	15.233462	-6.17%	0
2017	12.872211	16.235100	26.13%	0
2016	12.996915	12.872211	-0.96%	0
2015	12.978907	12.996915	0.14%	0
2014	12.135011	12.978907	6.95%	0
2013	9.297566	12.135011	30.52%	0
2012	8.245085	9.297566	12.76%	0
2011	8.774456	8.245085	-6.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	14.456551	12.379608	-14.37%	0
2017	13.017423	14.456551	11.06%	0
2016	11.551558	13.017423	12.69%	0
2015	12.320023	11.551558	-6.24%	0
2014	11.509066	12.320023	7.05%	0
2013	8.777907	11.509066	31.11%	0
2012	7.688200	8.777907	14.17%	0
2011	8.431081	7.688200	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.047608	14.481382	-9.76%	0
2017	12.958738	16.047608	23.84%	0
2016	12.582713	12.958738	2.99%	0
2015	13.003530	12.582713	-3.24%	0
2014	12.911677	13.003530	0.71%	0
2013	9.593417	12.911677	34.59%	0
2012	8.618481	9.593417	11.31%	0
2011	9.288845	8.618481	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	18.619124	15.697962	-15.69%	0
2017	16.842631	18.619124	10.55%	0
2016	14.749195	16.842631	14.19%	0
2015	15.641116	14.749195	-5.70%	0
2014	13.765312	15.641116	13.63%	0
2013	10.448424	13.765312	31.75%	0
2012	9.249337	10.448424	12.96%	0
2011	9.751416	9.249337	-5.15%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	21.462852	19.124632	-10.89%	0
2017	17.731569	21.462852	21.04%	0
2016	16.897979	17.731569	4.93%	0
2015	17.311050	16.897979	-2.39%	0
2014	17.386808	17.311050	-0.44%	0
2013	12.438758	17.386808	39.78%	0
2012	11.327964	12.438758	9.81%	0
2011	11.766965	11.327964	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	29.728843	23.919360	-19.54%	0
2017	28.150067	29.728843	5.61%	0
2016	23.077196	28.150067	21.98%	0
2015	25.361690	23.077196	-9.01%	0
2014	24.464109	25.361690	3.67%	0
2013	17.992753	24.464109	35.97%	0
2012	15.403592	17.992753	16.81%	0
2011	16.777758	15.403592	-8.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	28.795186	24.367344	-15.38%	0
2017	26.195054	28.795186	9.93%	0
2016	22.012556	26.195054	19.00%	0
2015	23.108030	22.012556	-4.74%	0
2014	23.666716	23.108030	-2.36%	0
2013	17.341029	23.666716	36.48%	0
2012	15.499985	17.341029	11.88%	0
2011	16.945440	15.499985	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	21.146329	20.472636	-3.19%	0
2017	18.109541	21.146329	16.77%	0
2016	16.776845	18.109541	7.94%	0
2015	17.164345	16.776845	-2.26%	0
2014	15.808910	17.164345	8.57%	0
2013	12.448042	15.808910	27.00%	0
2012	11.261292	12.448042	10.54%	0
2011	11.553244	11.261292	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.489399	11.633173	-6.86%	0
2017	12.116879	12.489399	3.07%	0
2016	11.642006	12.116879	4.08%	0
2015	12.709160	11.642006	-8.40%	0
2014	10.177146	12.709160	24.88%	0
2013	10.205554	10.177146	-0.28%	0
2012	9.094012	10.205554	12.22%	0
2011	8.823372	9.094012	3.07%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	15.858815	14.645946	-7.65%	0
2017	13.471620	15.858815	17.72%	0
2016	12.453545	13.471620	8.17%	0
2015	12.705694	12.453545	-1.98%	0
2014	11.571839	12.705694	9.80%	0
2013*	10.000000	11.571839	15.72%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	8.984956	8.794529	-2.12%	0
2017	9.108717	8.984956	-1.36%	0
2016	9.151961	9.108717	-0.47%	0
2015	9.457573	9.151961	-3.23%	0
2014	9.692167	9.457573	-2.42%	0
2013	9.971131	9.692167	-2.80%	0
2012	9.920175	9.971131	0.51%	0
2011	10.084728	9.920175	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.172066	13.058577	-13.93%	0
2017	13.683374	15.172066	10.88%	0
2016	11.657735	13.683374	17.38%	0
2015	12.622190	11.657735	-7.64%	0
2014	12.433297	12.622190	1.52%	0
2013*	10.000000	12.433297	24.33%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	14.795550	12.110274	-18.15%	0
2017	12.415428	14.795550	19.17%	0
2016	12.644249	12.415428	-1.81%	0
2015	13.550937	12.644249	-6.69%	0
2014	15.193637	13.550937	-10.81%	0
2013	13.029123	15.193637	16.61%	0
2012	11.223325	13.029123	16.09%	0
2011	13.198232	11.223325	-14.96%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	30.188290	27.385529	-9.28%	0
2017	24.956855	30.188290	20.96%	0
2016	24.673325	24.956855	1.15%	0
2015	25.160035	24.673325	-1.93%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.217693	8.059541	-1.92%	0
2017	8.387695	8.217693	-2.03%	0
2016	8.533457	8.387695	-1.71%	0
2015	8.772210	8.533457	-2.72%	0
2014	8.979433	8.772210	-2.31%	0
2013	9.190931	8.979433	-2.30%	0
2012	9.049401	9.190931	1.56%	0
2011	9.292097	9.049401	-2.61%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	24.629160	22.541647	-8.48%	0
2017	21.415596	24.629160	15.01%	0
2016	20.073685	21.415596	6.68%	0
2015	20.769522	20.073685	-3.35%	0
2014	19.377985	20.769522	7.18%	0
2013	14.502811	19.377985	33.62%	0
2012	13.459233	14.502811	7.75%	0
2011	14.300964	13.459233	-5.89%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	10.264923	9.326985	-9.14%	0
2017	9.588635	10.264923	7.05%	0
2016	9.331531	9.588635	2.76%	0
2015	10.091600	9.331531	-7.53%	0
2014	10.120738	10.091600	-0.29%	0
2013*	10.000000	10.120738	1.21%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.714551	9.456795	-11.74%	0
2017	9.403431	10.714551	13.94%	0
2016	9.209059	9.403431	2.11%	0
2015	10.465750	9.209059	-12.01%	0
2014	10.683918	10.465750	-2.04%	0
2013*	10.000000	10.683918	6.84%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.670788	9.570672	-10.31%	0
2017	9.671604	10.670788	10.33%	0
2016	9.409644	9.671604	2.78%	0
2015	10.383587	9.409644	-9.38%	0
2014	10.433062	10.383587	-0.47%	0
2013*	10.000000	10.433062	4.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	30.478631	25.626269	-15.92%	0
2017	23.023571	30.478631	32.38%	0
2016	23.746635	23.023571	-3.04%	0
2015	23.589628	23.746635	0.67%	0
2014	23.804799	23.589628	-0.90%	0
2013	19.304791	23.804799	23.31%	0
2012	16.438583	19.304791	17.44%	0
2011	18.506920	16.438583	-11.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.804027	9.086078	-7.32%	0
2017	9.521245	9.804027	2.97%	0
2016	9.226744	9.521245	3.19%	0
2015	9.745189	9.226744	-5.32%	0
2014	9.792278	9.745189	-0.48%	0
2013	10.121911	9.792278	-3.26%	0
2012*	10.000000	10.121911	1.22%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.377570	8.104939	-21.90%	0
2017	8.451484	10.377570	22.79%	0
2016	8.946123	8.451484	-5.53%	0
2015	8.935811	8.946123	0.12%	0
2014*	10.000000	8.935811	-10.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	22.477992	20.055270	-10.78%	0
2017	19.845695	22.477992	13.26%	0
2016	18.362056	19.845695	8.08%	0
2015	18.340665	18.362056	0.12%	0
2014	17.108969	18.340665	7.20%	0
2013	13.405208	17.108969	27.63%	0
2012	11.839902	13.405208	13.22%	0
2011	12.231258	11.839902	-3.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	31.514054	27.370337	-13.15%	0
2017	28.489396	31.514054	10.62%	0
2016	24.931712	28.489396	14.27%	0
2015	27.342714	24.931712	-8.82%	0
2014	25.220008	27.342714	8.42%	0
2013	18.469647	25.220008	36.55%	0
2012	16.165951	18.469647	14.25%	0
2011	17.054243	16.165951	-5.21%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.606624	9.736412	-8.20%	0
2017	9.633593	10.606624	10.10%	0
2016	8.786532	9.633593	9.64%	0
2015	9.964617	8.786532	-11.82%	0
2014	10.215768	9.964617	-2.46%	0
2013	10.509407	10.215768	-2.79%	0
2012*	10.000000	10.509407	5.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.661104	9.850829	-7.60%	0
2017	10.000549	10.661104	6.61%	0
2016	9.096467	10.000549	9.94%	0
2015	9.595086	9.096467	-5.20%	0
2014*	10.000000	9.595086	-4.05%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.511791	9.789600	-6.87%	0
2017	9.775500	10.511791	7.53%	0
2016	9.782613	9.775500	-0.07%	0
2015	10.853564	9.782613	-9.87%	0
2014	11.144180	10.853564	-2.61%	0
2013	12.283684	11.144180	-9.28%	0
2012	12.022486	12.283684	2.17%	0
2011	11.419466	12.022486	5.28%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	9.937324	9.670462	-2.69%	0
2017	10.106734	9.937324	-1.68%	0
2016	10.273676	10.106734	-1.62%	0
2015	10.558465	10.273676	-2.70%	0
2014	10.793047	10.558465	-2.17%	0
2013	11.141266	10.793047	-3.13%	0
2012	10.850965	11.141266	2.68%	0
2011	11.062643	10.850965	-1.91%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.939350	9.787257	-1.53%	0
2017	10.004751	9.939350	-0.65%	0
2016*	10.000000	10.004751	0.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	9.998256	9.645101	-3.53%	0
2017	9.822866	9.998256	1.79%	0
2016	9.860673	9.822866	-0.38%	0
2015	10.121201	9.860673	-2.57%	0
2014	10.006464	10.121201	1.15%	0
2013	10.521328	10.006464	-4.89%	0
2012	9.896208	10.521328	6.32%	0
2011*	10.000000	9.896208	-1.04%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.142906	9.899589	-11.16%	0
2017*	10.000000	11.142906	11.43%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.047976	12.968912	-0.61%	0
2017	10.264294	13.047976	27.12%	0
2016*	10.000000	10.264294	2.64%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	17.235355	13.534201	-21.47%	0
2017	14.021442	17.235355	22.92%	0
2016	14.802249	14.021442	-5.27%	0
2015	15.223080	14.802249	-2.76%	0
2014	16.817740	15.223080	-9.48%	0
2013	13.523539	16.817740	24.36%	0
2012	11.424500	13.523539	18.37%	0
2011	14.163989	11.424500	-19.34%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	31.001854	30.355518	-2.08%	0
2017	25.077071	31.001854	23.63%	0
2016	28.923502	25.077071	-13.30%	0
2015	26.484581	28.923502	9.21%	0
2014	20.785083	26.484581	27.42%	0
2013	14.221562	20.785083	46.15%	0
2012	11.181048	14.221562	27.19%	0
2011	10.430925	11.181048	7.19%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.832446	4.747719	-30.51%	0
2017	7.177394	6.832446	-4.81%	0
2016	5.153727	7.177394	39.27%	0
2015	7.997153	5.153727	-35.56%	0
2014	10.212105	7.997153	-21.69%	0
2013	9.535411	10.212105	7.10%	0
2012*	10.000000	9.535411	-4.65%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.988633	4.866100	-30.37%	0
2017	7.321046	6.988633	-4.54%	0
2016	5.245992	7.321046	39.56%	0
2015	8.118390	5.245992	-35.38%	0
2014	10.335762	8.118390	-21.45%	0
2013	9.630041	10.335762	7.33%	0
2012*	10.000000	9.630041	-3.70%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	24.400768	23.999065	-1.65%	0
2017	19.964663	24.400768	22.22%	0
2016	19.081089	19.964663	4.63%	0
2015	20.234388	19.081089	-5.70%	0
2014	21.237716	20.234388	-4.72%	0
2013	14.558575	21.237716	45.88%	0
2012	13.900389	14.558575	4.74%	0
2011	15.004507	13.900389	-7.36%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	11.762646	10.575045	-10.10%	0
2017	10.600727	11.762646	10.96%	0
2016	10.566363	10.600727	0.33%	0
2015	11.030999	10.566363	-4.21%	0
2014	10.907449	11.030999	1.13%	0
2013	10.040753	10.907449	8.63%	0
2012*	10.000000	10.040753	0.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	22.482901	20.540727	-8.64%	0
2017	19.531704	22.482901	15.11%	0
2016	18.117961	19.531704	7.80%	0
2015	18.406096	18.117961	-1.57%	0
2014	17.353374	18.406096	6.07%	0
2013	13.284911	17.353374	30.62%	0
2012	11.676148	13.284911	13.78%	0
2011	11.341816	11.676148	2.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.572853	-24.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	32.667224	26.849345	-17.81%	0
2017	29.824665	32.667224	9.53%	0
2016	24.623690	29.824665	21.12%	0
2015	26.904295	24.623690	-8.48%	0
2014	25.445763	26.904295	5.73%	0
2013	19.049435	25.445763	33.58%	0
2012	16.569556	19.049435	14.97%	0
2011	18.683316	16.569556	-11.31%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.000653	10.373471	-5.70%	0
2017	10.932674	11.000653	0.62%	0
2016	10.790642	10.932674	1.32%	0
2015	11.400089	10.790642	-5.35%	0
2014	11.371387	11.400089	0.25%	0
2013	12.802726	11.371387	-11.18%	0
2012	12.285449	12.802726	4.21%	0
2011	11.327333	12.285449	8.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	22.098511	19.900330	-9.95%	0
2017	18.926459	22.098511	16.76%	0
2016	17.226222	18.926459	9.87%	0
2015	18.872647	17.226222	-8.72%	0
2014	17.311477	18.872647	9.02%	0
2013	13.165700	17.311477	31.49%	0
2012	11.853135	13.165700	11.07%	0
2011	11.873445	11.853135	-0.17%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	24.798148	20.943242	-15.55%	0
2017	22.921114	24.798148	8.19%	0
2016	19.243932	22.921114	19.11%	0
2015	20.147199	19.243932	-4.48%	0
2014	17.859368	20.147199	12.81%	0
2013	14.166219	17.859368	26.07%	0
2012	12.559710	14.166219	12.79%	0
2011	13.050752	12.559710	-3.76%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	12.139628	11.202830	-7.72%	0
2017	10.894569	12.139628	11.43%	0
2016	10.463634	10.894569	4.12%	0
2015	10.898499	10.463634	-3.99%	0
2014	10.912402	10.898499	-0.13%	0
2013*	10.000000	10.912402	9.12%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.375219	9.776695	-5.77%	0
2017	9.983062	10.375219	3.93%	0
2016	9.116984	9.983062	9.50%	0
2015*	10.000000	9.116984	-8.83%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.648231	9.294527	-3.67%	0
2017	9.631878	9.648231	0.17%	0
2016	9.685664	9.631878	-0.56%	0
2015*	10.000000	9.685664	-3.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.300494	11.050364	-10.16%	0
2017	10.879182	12.300494	13.06%	0
2016	9.657906	10.879182	12.65%	0
2015*	10.000000	9.657906	-3.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.892944	13.355856	-10.32%	0
2017	13.494409	14.892944	10.36%	0
2016	13.393793	13.494409	0.75%	0
2015	13.940552	13.393793	-3.92%	0
2014	14.092055	13.940552	-1.08%	0
2013	12.690819	14.092055	11.04%	0
2012	11.892203	12.690819	6.72%	0
2011	12.715829	11.892203	-6.48%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.093877	9.402817	-6.85%	0
2017*	10.000000	10.093877	0.94%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.535231	12.519969	-19.41%	0
2017	14.322034	15.535231	8.47%	0
2016	11.256764	14.322034	27.23%	0
2015	12.400387	11.256764	-9.22%	0
2014	12.097654	12.400387	2.50%	0
2013*	10.000000	12.097654	20.98%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.718115	10.404919	-18.19%	0
2017	11.390336	12.718115	11.66%	0
2016	10.186927	11.390336	11.81%	0
2015	10.767559	10.186927	-5.39%	0
2014*	10.000000	10.767559	7.68%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	33.451766	29.545672	-11.68%	0
2017	30.662404	33.451766	9.10%	0
2016	25.127037	30.662404	22.03%	0
2015	26.508455	25.127037	-5.21%	0
2014	25.983514	26.508455	2.02%	0
2013	19.026216	25.983514	36.57%	0
2012	16.939286	19.026216	12.32%	0
2011	17.355502	16.939286	-2.40%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	23.702543	21.882756	-7.68%	0
2017	20.147007	23.702543	17.65%	0
2016	18.626527	20.147007	8.16%	0
2015	19.027495	18.626527	-2.11%	0
2014	17.334281	19.027495	9.77%	0
2013	13.561242	17.334281	27.82%	0
2012	12.101716	13.561242	12.06%	0
2011	12.269969	12.101716	-1.37%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	21.136642	19.052724	-9.86%	0
2017	17.145942	21.136642	23.27%	0
2016	16.412709	17.145942	4.47%	0
2015	17.383398	16.412709	-5.58%	0
2014	16.611629	17.383398	4.65%	0
2013	14.166131	16.611629	17.26%	0
2012	13.254061	14.166131	6.88%	0
2011	12.558464	13.254061	5.54%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	20.107081	15.747077	-21.68%	0
2017	16.656872	20.107081	20.71%	0
2016	14.694584	16.656872	13.35%	0
2015	15.533111	14.694584	-5.40%	0
2014	15.796613	15.533111	-1.67%	0
2013	10.981279	15.796613	43.85%	0
2012	9.411094	10.981279	16.68%	0
2011	11.283039	9.411094	-16.59%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	9.997226	9.692386	-3.05%	0
2017	9.957492	9.997226	0.40%	0
2016	9.416914	9.957492	5.74%	0
2015	9.800396	9.416914	-3.91%	0
2014*	10.000000	9.800396	-2.00%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	8.997618	-10.02%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	11.184705	10.767927	-3.73%	0
2017	11.107259	11.184705	0.70%	0
2016	11.053552	11.107259	0.49%	0
2015	11.439820	11.053552	-3.38%	0
2014	11.387519	11.439820	0.46%	0
2013	11.646268	11.387519	-2.22%	0
2012	10.965330	11.646268	6.21%	0
2011	11.077235	10.965330	-1.01%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.152459	-18.48%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	14.183304	13.176030	-7.10%	0
2017	12.955232	14.183304	9.48%	0
2016	12.684488	12.955232	2.13%	0
2015	13.139786	12.684488	-3.47%	0
2014	12.992083	13.139786	1.14%	0
2013	11.826278	12.992083	9.86%	0
2012	10.921544	11.826278	8.28%	0
2011	11.301093	10.921544	-3.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	15.250759	13.898862	-8.86%	0
2017	13.515218	15.250759	12.84%	0
2016	13.161165	13.515218	2.69%	0
2015	13.623805	13.161165	-3.40%	0
2014	13.421192	13.623805	1.51%	0
2013	11.959212	13.421192	12.22%	0
2012	10.898991	11.959212	9.73%	0
2011	11.370767	10.898991	-4.15%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	16.598890	14.809074	-10.78%	0
2017	14.169524	16.598890	17.15%	0
2016	13.724251	14.169524	3.24%	0
2015	14.216779	13.724251	-3.46%	0
2014	13.985570	14.216779	1.65%	0
2013	11.869424	13.985570	17.83%	0
2012	10.618892	11.869424	11.78%	0
2011	11.259598	10.618892	-5.69%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.630368	10.784147	-7.28%	0
2017	10.319630	11.630368	12.70%	0
2016*	10.000000	10.319630	3.20%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	13.930746	10.169273	-27.00%	0
2017	14.762708	13.930746	-5.64%	0
2016	11.392964	14.762708	29.58%	0
2015	14.813759	11.392964	-23.09%	0
2014	17.498528	14.813759	-15.34%	0
2013	14.523467	17.498528	20.48%	0
2012	14.289521	14.523467	1.64%	0
2011	15.530660	14.289521	-7.99%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	20.687230	18.359620	-11.25%	0
2017	18.920603	20.687230	9.34%	0
2016	16.561158	18.920603	14.25%	0
2015	17.819945	16.561158	-7.06%	0
2014	16.926336	17.819945	5.28%	0
2013	13.643821	16.926336	24.06%	0
2012	12.010980	13.643821	13.59%	0
2011	12.294836	12.010980	-2.31%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.605572	11.107146	-11.89%	0
2017	11.137400	12.605572	13.18%	0
2016*	10.000000	11.137400	11.37%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	24.878904	24.036380	-3.39%	0
2017	19.012831	24.878904	30.85%	0
2016	19.482035	19.012831	-2.41%	0
2015	18.777733	19.482035	3.75%	0
2014	17.429043	18.777733	7.74%	0
2013	13.204731	17.429043	31.99%	0
2012	11.893924	13.204731	11.02%	0
2011	12.258690	11.893924	-2.98%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	11.429354	11.003062	-3.73%	0
2017	11.323729	11.429354	0.93%	0
2016	11.166930	11.323729	1.40%	0
2015	11.605006	11.166930	-3.77%	0
2014	11.321710	11.605006	2.50%	0
2013	11.912207	11.321710	-4.96%	0
2012	11.623822	11.912207	2.48%	0
2011	11.188955	11.623822	3.89%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	36.648757	30.307701	-17.30%	0
2017	31.325781	36.648757	16.99%	0
2016	28.836995	31.325781	8.63%	0
2015	30.205675	28.836995	-4.53%	0
2014	29.353423	30.205675	2.90%	0
2013	22.260371	29.353423	31.86%	0
2012	20.022757	22.260371	11.18%	0
2011	23.142005	20.022757	-13.48%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	21.109812	17.399065	-17.58%	0
2017	16.731778	21.109812	26.17%	0
2016	18.197717	16.731778	-8.06%	0
2015	18.152602	18.197717	0.25%	0
2014	20.396881	18.152602	-11.00%	0
2013	16.145785	20.396881	26.33%	0
2012	13.821076	16.145785	16.82%	0
2011	17.228193	13.821076	-19.78%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	26.803086	21.456653	-19.95%	0
2017	23.189362	26.803086	15.58%	0
2016	21.865012	23.189362	6.06%	0
2015	23.272266	21.865012	-6.05%	0
2014	22.513418	23.272266	3.37%	0
2013	17.818881	22.513418	26.35%	0
2012	14.450674	17.818881	23.31%	0
2011	16.368620	14.450674	-11.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.297610	10.781352	-12.33%	0
2017	11.314889	12.297610	8.69%	0
2016	10.300201	11.314889	9.85%	0
2015	11.316524	10.300201	-8.98%	0
2014	11.337638	11.316524	-0.19%	0
2013	9.438486	11.337638	20.12%	0
2012	8.433030	9.438486	11.92%	0
2011	8.824946	8.433030	-4.44%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	14.095210	13.088406	-7.14%	0
2017	13.241486	14.095210	6.45%	0
2016	11.964871	13.241486	10.67%	0
2015	13.264399	11.964871	-9.80%	0
2014	13.064567	13.264399	1.53%	0
2013	11.814492	13.064567	10.58%	0
2012	10.807092	11.814492	9.32%	0
2011	10.875549	10.807092	-0.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	24.123187	22.219486	-7.89%	0
2017	20.615719	24.123187	17.01%	0
2016	18.304099	20.615719	12.63%	0
2015	19.574626	18.304099	-6.49%	0
2014	18.551380	19.574626	5.52%	0
2013	14.739073	18.551380	25.87%	0
2012	13.565488	14.739073	8.65%	0
2011	13.185883	13.565488	2.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	30.531984	25.810988	-15.46%	0
2017	28.429098	30.531984	7.40%	0
2016	22.498648	28.429098	26.36%	0
2015	25.031858	22.498648	-10.12%	0
2014	25.646554	25.031858	-2.40%	0
2013	19.396638	25.646554	32.22%	0
2012	16.883082	19.396638	14.89%	0
2011	18.075008	16.883082	-6.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.201214	9.151968	-18.29%	0
2017	8.219105	11.201214	36.28%	0
2016	7.210475	8.219105	13.99%	0
2015	9.241562	7.210475	-21.98%	0
2014*	10.000000	9.241562	-7.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	18.704849	15.347012	-17.95%	0
2017	16.514782	18.704849	13.26%	0
2016	15.876238	16.514782	4.02%	0
2015	17.495003	15.876238	-9.25%	0
2014	20.285223	17.495003	-13.75%	0
2013	16.997108	20.285223	19.35%	0
2012	14.813916	16.997108	14.74%	0
2011	17.080075	14.813916	-13.27%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.073678	8.975135	-1.09%	0
2017	9.172084	9.073678	-1.07%	0
2016	9.180326	9.172084	-0.09%	0
2015	9.885005	9.180326	-7.13%	0
2014*	10.000000	9.885005	-1.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.421582	10.602204	-7.17%	0
2017	10.403616	11.421582	9.78%	0
2016	10.273322	10.403616	1.27%	0
2015	11.239507	10.273322	-8.60%	0
2014	11.141568	11.239507	0.88%	0
2013	10.108721	11.141568	10.22%	0
2012*	10.000000	10.108721	1.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.300334	-7.00%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.560283	8.805947	-7.89%	0
2017	9.500936	9.560283	0.62%	0
2016	9.836512	9.500936	-3.41%	0
2015	9.951523	9.836512	-1.16%	0
2014	9.797483	9.951523	1.57%	0
2013*	10.000000	9.797483	-2.03%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	16.856179	15.719681	-6.74%	0
2017	13.671716	16.856179	23.29%	0
2016	13.807630	13.671716	-0.98%	0
2015	13.582211	13.807630	1.66%	0
2014	12.938193	13.582211	4.98%	0
2013	9.536248	12.938193	35.67%	0
2012*	10.000000	9.536248	-4.64%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.092538	12.088150	-14.22%	0
2017	12.663910	14.092538	11.28%	0
2016	11.530091	12.663910	9.83%	0
2015	12.411962	11.530091	-7.11%	0
2014	12.277384	12.411962	1.10%	0
2013	9.847404	12.277384	24.68%	0
2012*	10.000000	9.847404	-1.53%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.141184	13.828810	-8.67%	0
2017	12.771969	15.141184	18.55%	0
2016	13.084269	12.771969	-2.39%	0
2015	13.343039	13.084269	-1.94%	0
2014	12.766732	13.343039	4.51%	0
2013	9.629743	12.766732	32.58%	0
2012*	10.000000	9.629743	-3.70%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.891372	12.746072	-8.24%	0
2017	12.101051	13.891372	14.79%	0
2016	12.796542	12.101051	-5.43%	0
2015	14.386445	12.796542	-11.05%	0
2014	15.647826	14.386445	-8.06%	0
2013	12.884994	15.647826	21.44%	0
2012	11.141085	12.884994	15.65%	0
2011	12.370586	11.141085	-9.94%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.016812	11.413780	-5.02%	0
2017	11.605890	12.016812	3.54%	0
2016	10.291688	11.605890	12.77%	0
2015	11.342421	10.291688	-9.26%	0
2014	11.468726	11.342421	-1.10%	0
2013	10.694397	11.468726	7.24%	0
2012*	10.000000	10.694397	6.94%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.244992	14.784053	-3.02%	0
2017	12.377724	15.244992	23.16%	0
2016	12.017969	12.377724	2.99%	0
2015	13.143070	12.017969	-8.56%	0
2014	12.554622	13.143070	4.69%	0
2013	9.955542	12.554622	26.11%	0
2012*	10.000000	9.955542	-0.44%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	21.218318	20.677715	-2.55%	0
2017	18.505269	21.218318	14.66%	0
2016	18.276007	18.505269	1.25%	0
2015	18.754576	18.276007	-2.55%	0
2014	17.853759	18.754576	5.05%	0
2013	15.355457	17.853759	16.27%	0
2012	13.956611	15.355457	10.02%	0
2011	14.187641	13.956611	-1.63%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.630363	9.224513	-4.21%	0
2017	9.600387	9.630363	0.31%	0
2016	9.676404	9.600387	-0.79%	0
2015*	10.000000	9.676404	-3.24%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	31.571992	31.161854	-1.30%	0
2017	25.022584	31.571992	26.17%	0
2016	25.289841	25.022584	-1.06%	0
2015	23.279545	25.289841	8.64%	0
2014	22.114538	23.279545	5.27%	0
2013	17.409360	22.114538	27.03%	0
2012	14.483944	17.409360	20.20%	0
2011	16.036578	14.483944	-9.68%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	21.674857	21.222961	-2.08%	0
2017	15.409956	21.674857	40.65%	0
2016	13.945272	15.409956	10.50%	0
2015	13.731261	13.945272	1.56%	0
2014	12.939095	13.731261	6.12%	0
2013	9.847132	12.939095	31.40%	0
2012*	10.000000	9.847132	-1.53%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	23.753955	19.560061	-17.66%	0
2017	18.709928	23.753955	26.96%	0
2016	20.663215	18.709928	-9.45%	0
2015	23.347460	20.663215	-11.50%	0
2014	27.369824	23.347460	-14.70%	0
2013	24.677254	27.369824	10.91%	0
2012	22.467908	24.677254	9.83%	0
2011	34.215049	22.467908	-34.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.547392	8.335105	-20.97%	0
2017	8.501242	10.547392	24.07%	0
2016	7.251857	8.501242	17.23%	0
2015	9.347254	7.251857	-22.42%	0
2014*	10.000000	9.347254	-6.53%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	9.943479	9.549499	-3.96%	0
2017	9.863754	9.943479	0.81%	0
2016*	10.000000	9.863754	-1.36%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.301899	14.592827	-4.63%	0
2017	12.479398	15.301899	22.62%	0
2016	11.817834	12.479398	5.60%	0
2015	12.444156	11.817834	-5.03%	0
2014	13.861445	12.444156	-10.22%	0
2013	10.113727	13.861445	37.06%	0
2012*	10.000000	10.113727	1.14%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	26.346216	22.916718	-13.02%	0
2017	23.131507	26.346216	13.90%	0
2016	20.946927	23.131507	10.43%	0
2015	21.787170	20.946927	-3.86%	0
2014	20.371057	21.787170	6.95%	0
2013	15.479697	20.371057	31.60%	0
2012	13.765075	15.479697	12.46%	0
2011	14.249096	13.765075	-3.40%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	17.743746	15.542909	-12.40%	0
2017	14.415221	17.743746	23.09%	0
2016	14.302679	14.415221	0.79%	0
2015	13.861331	14.302679	3.18%	0
2014	14.122709	13.861331	-1.85%	0
2013	11.401044	14.122709	23.87%	0
2012	10.133904	11.401044	12.50%	0
2011	10.630310	10.133904	-4.67%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.280211	11.984471	-2.41%	0
2017	9.876736	12.280211	24.33%	0
2016	9.614445	9.876736	2.73%	0
2015*	10.000000	9.614445	-3.86%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	11.116087	10.688153	-3.85%	0
2017	10.815464	11.116087	2.78%	0
2016	10.526423	10.815464	2.75%	0
2015	10.937444	10.526423	-3.76%	0
2014	10.477226	10.937444	4.39%	0
2013	10.858729	10.477226	-3.51%	0
2012	10.247543	10.858729	5.96%	0
2011	10.016889	10.247543	2.30%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	20.407071	18.406686	-9.80%	0
2017	19.186419	20.407071	6.36%	0
2016	17.876457	19.186419	7.33%	0
2015	18.639044	17.876457	-4.09%	0
2014	18.666144	18.639044	-0.15%	0
2013	21.079532	18.666144	-11.45%	0
2012	18.427601	21.079532	14.39%	0
2011	17.763336	18.427601	3.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	9.913938	8.860854	-10.62%	0
2017	9.075862	9.913938	9.23%	0
2016	8.133517	9.075862	11.59%	0
2015*	10.000000	8.133517	-18.66%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	17.358374	15.633680	-9.94%	0
2017	15.218283	17.358374	14.06%	0
2016	14.125183	15.218283	7.74%	0
2015	15.678374	14.125183	-9.91%	0
2014	16.495563	15.678374	-4.95%	0
2013	12.884051	16.495563	28.03%	0
2012	10.826801	12.884051	19.00%	0
2011	11.257791	10.826801	-3.83%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	23.346054	20.507972	-12.16%	0
2017	22.181857	23.346054	5.25%	0
2016	19.011439	22.181857	16.68%	0
2015	20.500020	19.011439	-7.26%	0
2014	18.701629	20.500020	9.62%	0
2013	14.634636	18.701629	27.79%	0
2012	13.177002	14.634636	11.06%	0
2011	13.511004	13.177002	-2.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	14.781795	13.629092	-7.80%	0
2017	13.152502	14.781795	12.39%	0
2016	12.432264	13.152502	5.79%	0
2015	12.685341	12.432264	-2.00%	0
2014	12.449653	12.685341	1.89%	0
2013	10.405108	12.449653	19.65%	0
2012	9.265823	10.405108	12.30%	0
2011	9.458974	9.265823	-2.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	9.837977	9.443717	-4.01%	0
2017	9.820757	9.837977	0.18%	0
2016	9.857181	9.820757	-0.37%	0
2015	10.180349	9.857181	-3.17%	0
2014	9.992309	10.180349	1.88%	0
2013	10.568072	9.992309	-5.45%	0
2012	10.374831	10.568072	1.86%	0
2011	10.110563	10.374831	2.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	17.148376	15.071622	-12.11%	0
2017	13.490285	17.148376	27.12%	0
2016	13.873198	13.490285	-2.76%	0
2015	13.417042	13.873198	3.40%	0
2014	13.575713	13.417042	-1.17%	0
2013	10.873755	13.575713	24.85%	0
2012	9.177887	10.873755	18.48%	0
2011	10.427119	9.177887	-11.98%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	17.400061	16.773005	-3.60%	0
2017	14.027837	17.400061	24.04%	0
2016	13.251869	14.027837	5.86%	0
2015	12.830087	13.251869	3.29%	0
2014	12.233264	12.830087	4.88%	0
2013	9.725228	12.233264	25.79%	0
2012	8.536060	9.725228	13.93%	0
2011	9.227632	8.536060	-7.49%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	14.829686	14.075289	-5.09%	0
2017	12.531243	14.829686	18.34%	0
2016	11.622422	12.531243	7.82%	0
2015	11.847007	11.622422	-1.90%	0
2014	11.074460	11.847007	6.98%	0
2013	8.581655	11.074460	29.05%	0
2012	7.554132	8.581655	13.60%	0
2011	7.961278	7.554132	-5.11%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	12.710746	12.044491	-5.24%	0
2017	12.316203	12.710746	3.20%	0
2016	11.679581	12.316203	5.45%	0
2015	12.392843	11.679581	-5.76%	0
2014	12.292154	12.392843	0.82%	0
2013	12.809876	12.292154	-4.04%	0
2012	11.759651	12.809876	8.93%	0
2011	11.479278	11.759651	2.44%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	22.812342	20.484159	-10.21%	0
2017	19.971011	22.812342	14.23%	0
2016	17.500817	19.971011	14.11%	0
2015	19.289789	17.500817	-9.27%	0
2014	18.247352	19.289789	5.71%	0
2013	13.896274	18.247352	31.31%	0
2012	12.117727	13.896274	14.68%	0
2011	12.812008	12.117727	-5.42%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.576365	9.393212	-11.19%	0
2017	9.200779	10.576365	14.95%	0
2016	9.205812	9.200779	-0.05%	0
2015*	10.000000	9.205812	-7.94%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	9.981588	-0.18%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	16.994869	15.996208	-5.88%	0
2017	16.401693	16.994869	3.62%	0
2016	14.803170	16.401693	10.80%	0
2015	15.661598	14.803170	-5.48%	0
2014	15.736333	15.661598	-0.47%	0
2013	15.143627	15.736333	3.91%	0
2012	13.622108	15.143627	11.17%	0
2011	13.519013	13.622108	0.76%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.051005	13.873086	-7.83%	0
2017	12.429457	15.051005	21.09%	0
2016	11.278626	12.429457	10.20%	0
2015	11.761787	11.278626	-4.11%	0
2014	11.373328	11.761787	3.42%	0
2013	8.164521	11.373328	39.30%	0
2012	7.200954	8.164521	13.38%	0
2011	8.398399	7.200954	-14.26%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.061018	14.668878	-8.67%	0
2017	13.980369	16.061018	14.88%	0
2016	13.081692	13.980369	6.87%	0
2015	13.535984	13.081692	-3.36%	0
2014	12.620976	13.535984	7.25%	0
2013	9.385881	12.620976	34.47%	0
2012	8.683396	9.385881	8.09%	0
2011	9.248876	8.683396	-6.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	13.382508	11.590027	-13.39%	0
2017	11.509293	13.382508	16.28%	0
2016	10.942901	11.509293	5.18%	0
2015	11.476885	10.942901	-4.65%	0
2014	11.316874	11.476885	1.41%	0
2013	9.006106	11.316874	25.66%	0
2012	7.989858	9.006106	12.72%	0
2011	8.793176	7.989858	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.197564	11.097891	-9.02%	0
2017	11.215566	12.197564	8.76%	0
2016	10.890309	11.215566	2.99%	0
2015	11.341528	10.890309	-3.98%	0
2014	11.204757	11.341528	1.22%	0
2013	10.069378	11.204757	11.28%	0
2012	9.342781	10.069378	7.78%	0
2011	9.757394	9.342781	-4.25%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	12.958541	11.548020	-10.88%	0
2017	11.528970	12.958541	12.40%	0
2016	11.068045	11.528970	4.16%	0
2015	11.558103	11.068045	-4.24%	0
2014	11.375106	11.558103	1.61%	0
2013	9.666940	11.375106	17.67%	0
2012	8.765587	9.666940	10.28%	0
2011	9.354005	8.765587	-6.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	10.796781	10.203582	-5.49%	0
2017	10.458979	10.796781	3.23%	0
2016	10.300826	10.458979	1.54%	0
2015	10.692445	10.300826	-3.66%	0
2014	10.661732	10.692445	0.29%	0
2013	10.469367	10.661732	1.84%	0
2012	10.035830	10.469367	4.32%	0
2011	10.196272	10.035830	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.260816	10.160482	-9.77%	0
2017	10.109309	11.260816	11.39%	0
2016	9.867414	10.109309	2.45%	0
2015	10.623599	9.867414	-7.12%	0
2014	10.704594	10.623599	-0.76%	0
2013*	10.000000	10.704594	7.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.563809	10.427052	-9.83%	0
2017	10.114688	11.563809	14.33%	0
2016	9.811722	10.114688	3.09%	0
2015	10.628351	9.811722	-7.68%	0
2014	10.841578	10.628351	-1.97%	0
2013*	10.000000	10.841578	8.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	12.611474	11.370090	-9.84%	0
2017	11.401017	12.611474	10.62%	0
2016	11.004939	11.401017	3.60%	0
2015	11.461671	11.004939	-3.98%	0
2014	11.293930	11.461671	1.49%	0
2013	9.878328	11.293930	14.33%	0
2012	9.058725	9.878328	9.05%	0
2011	9.556419	9.058725	-5.21%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.149408	11.546665	-12.19%	0
2017	11.474472	13.149408	14.60%	0
2016	10.988126	11.474472	4.43%	0
2015	11.495503	10.988126	-4.41%	0
2014	11.328196	11.495503	1.48%	0
2013	9.392250	11.328196	20.61%	0
2012	8.446404	9.392250	11.20%	0
2011	9.129130	8.446404	-7.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	11.778165	10.884372	-7.59%	0
2017	11.043415	11.778165	6.65%	0
2016	10.734312	11.043415	2.88%	0
2015	11.179733	10.734312	-3.98%	0
2014	11.067757	11.179733	1.01%	0
2013	10.251953	11.067757	7.96%	0
2012	9.600104	10.251953	6.79%	0
2011	9.918080	9.600104	-3.21%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.929194	10.532078	-3.63%	0
2017	10.808702	10.929194	1.11%	0
2016	10.605481	10.808702	1.92%	0
2015	11.024943	10.605481	-3.80%	0
2014	10.852282	11.024943	1.59%	0
2013	11.425398	10.852282	-5.02%	0
2012	10.953884	11.425398	4.30%	0
2011	10.623168	10.953884	3.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.651529	11.141605	-4.38%	0
2017	11.568907	11.651529	0.71%	0
2016	11.534783	11.568907	0.30%	0
2015	11.947222	11.534783	-3.45%	0
2014	11.737388	11.947222	1.79%	0
2013	12.347176	11.737388	-4.94%	0
2012	11.877952	12.347176	3.95%	0
2011	11.540082	11.877952	2.93%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.726038	10.219145	-12.85%	0
2017	10.248418	11.726038	14.42%	0
2016	9.479547	10.248418	8.11%	0
2015	10.086388	9.479547	-6.02%	0
2014*	10.000000	10.086388	0.86%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.042462	9.877107	-10.55%	0
2017	9.994621	11.042462	10.48%	0
2016	9.467357	9.994621	5.57%	0
2015	9.930103	9.467357	-4.66%	0
2014*	10.000000	9.930103	-0.70%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	25.667036	24.521805	-4.46%	0
2017	20.811275	25.667036	23.33%	0
2016	20.752175	20.811275	0.28%	0
2015	20.399218	20.752175	1.73%	0
2014	19.361491	20.399218	5.36%	0
2013	14.638154	19.361491	32.27%	0
2012	12.737563	14.638154	14.92%	0
2011	13.459779	12.737563	-5.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	28.311307	22.620817	-20.10%	0
2017	20.654432	28.311307	37.07%	0
2016	19.799635	20.654432	4.32%	0
2015	24.355706	19.799635	-18.71%	0
2014	26.621870	24.355706	-8.51%	0
2013	27.314047	26.621870	-2.53%	0
2012	24.058569	27.314047	13.53%	0
2011	32.026073	24.058569	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.108014	9.803508	-3.01%	0
2017	10.201765	10.108014	-0.92%	0
2016	10.433628	10.201765	-2.22%	0
2015	10.762511	10.433628	-3.06%	0
2014	10.605093	10.762511	1.48%	0
2013	11.389408	10.605093	-6.89%	0
2012	11.388372	11.389408	0.01%	0
2011	10.939817	11.388372	4.10%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	7.479673	7.358760	-1.62%	0
2017	7.674058	7.479673	-2.53%	0
2016	7.906071	7.674058	-2.93%	0
2015	8.146390	7.906071	-2.95%	0
2014	8.394012	8.146390	-2.95%	0
2013	8.649160	8.394012	-2.95%	0
2012	8.912792	8.649160	-2.96%	0
2011	9.182953	8.912792	-2.94%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.037274	7.471037	-17.33%	0
2017	7.327224	9.037274	23.34%	0
2016	7.501789	7.327224	-2.33%	0
2015	7.987147	7.501789	-6.08%	0
2014	8.289640	7.987147	-3.65%	0
2013	7.265506	8.289640	14.10%	0
2012	6.497491	7.265506	11.82%	0
2011	7.438545	6.497491	-12.65%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	9.591272	7.991916	-16.68%	0
2017	7.940002	9.591272	20.80%	0
2016	8.138116	7.940002	-2.43%	0
2015	8.503677	8.138116	-4.30%	0
2014	9.340190	8.503677	-8.96%	0
2013	7.952945	9.340190	17.44%	0
2012	6.932645	7.952945	14.72%	0
2011	8.196310	6.932645	-15.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	22.127342	19.569549	-11.56%	0
2017	19.250102	22.127342	14.95%	0
2016	18.118136	19.250102	6.25%	0
2015	18.857152	18.118136	-3.92%	0
2014	18.507698	18.857152	1.89%	0
2013	14.986536	18.507698	23.50%	0
2012	13.324128	14.986536	12.48%	0
2011	14.290209	13.324128	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.225584	14.057444	-7.67%	0
2017	14.115794	15.225584	7.86%	0
2016	13.681353	14.115794	3.18%	0
2015	14.121767	13.681353	-3.12%	0
2014	13.913079	14.121767	1.50%	0
2013	12.639219	13.913079	10.08%	0
2012	11.906755	12.639219	6.15%	0
2011	12.160286	11.906755	-2.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	18.145951	16.468256	-9.25%	0
2017	16.284337	18.145951	11.43%	0
2016	15.572663	16.284337	4.57%	0
2015	16.131868	15.572663	-3.47%	0
2014	15.798801	16.131868	2.11%	0
2013	13.623093	15.798801	15.97%	0
2012	12.506139	13.623093	8.93%	0
2011	13.007207	12.506139	-3.85%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.700489	11.148685	-4.72%	0
2017	11.406900	11.700489	2.57%	0
2016	11.272037	11.406900	1.20%	0
2015	11.584021	11.272037	-2.69%	0
2014	11.489162	11.584021	0.83%	0
2013	11.292751	11.489162	1.74%	0
2012	11.064235	11.292751	2.07%	0
2011	11.075116	11.064235	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.176400	10.234742	-8.43%	0
2017	10.098213	11.176400	10.68%	0
2016	9.842487	10.098213	2.60%	0
2015	10.481438	9.842487	-6.10%	0
2014	10.541180	10.481438	-0.57%	0
2013*	10.000000	10.541180	5.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.526748	10.507609	-8.84%	0
2017	10.153658	11.526748	13.52%	0
2016	9.781505	10.153658	3.80%	0
2015	10.493935	9.781505	-6.79%	0
2014	10.628667	10.493935	-1.27%	0
2013*	10.000000	10.628667	6.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	17.030190	15.586319	-8.48%	0
2017	15.537732	17.030190	9.61%	0
2016	14.941403	15.537732	3.99%	0
2015	15.447301	14.941403	-3.27%	0
2014	15.132797	15.447301	2.08%	0
2013	13.369620	15.132797	13.19%	0
2012	12.432744	13.369620	7.54%	0
2011	12.815020	12.432744	-2.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	20.082799	17.981230	-10.46%	0
2017	17.733598	20.082799	13.25%	0
2016	16.842570	17.733598	5.29%	0
2015	17.482176	16.842570	-3.66%	0
2014	17.162823	17.482176	1.86%	0
2013	14.450604	17.162823	18.77%	0
2012	13.089677	14.450604	10.40%	0
2011	13.779807	13.089677	-5.01%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	14.345253	13.400238	-6.59%	0
2017	13.533399	14.345253	6.00%	0
2016	13.191298	13.533399	2.59%	0
2015	13.596456	13.191298	-2.98%	0
2014	13.375809	13.596456	1.65%	0
2013	12.473268	13.375809	7.24%	0
2012	11.896832	12.473268	4.85%	0
2011	12.009887	11.896832	-0.94%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.252009	10.391882	-7.64%	0
2017	9.861888	11.252009	14.10%	0
2016	9.360678	9.861888	5.35%	0
2015	9.866978	9.360678	-5.13%	0
2014*	10.000000	9.866978	-1.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.336653	11.662420	-5.47%	0
2017	10.444350	12.336653	18.12%	0
2016	9.778622	10.444350	6.81%	0
2015	10.061663	9.778622	-2.81%	0
2014*	10.000000	10.061663	0.62%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	32.366551	27.830696	-14.01%	0
2017	28.802487	32.366551	12.37%	0
2016	24.669900	28.802487	16.75%	0
2015	26.080795	24.669900	-5.41%	0
2014	24.559963	26.080795	6.19%	0
2013	19.020236	24.559963	29.13%	0
2012	16.684424	19.020236	14.00%	0
2011	17.639428	16.684424	-5.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	10.773600	8.711176	-19.14%	0
2017	8.842060	10.773600	21.84%	0
2016	9.340998	8.842060	-5.34%	0
2015	9.688426	9.340998	-3.59%	0
2014	10.119803	9.688426	-4.26%	0
2013	8.612093	10.119803	17.51%	0
2012	7.682149	8.612093	12.11%	0
2011	8.758166	7.682149	-12.29%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	14.447122	11.588171	-19.79%	0
2017	12.147407	14.447122	18.93%	0
2016	11.921771	12.147407	1.89%	0
2015	12.978095	11.921771	-8.14%	0
2014	14.805548	12.978095	-12.34%	0
2013	12.602595	14.805548	17.48%	0
2012	11.095046	12.602595	13.59%	0
2011	13.676901	11.095046	-18.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	16.154469	15.149947	-6.22%	0
2017	12.814858	16.154469	26.06%	0
2016	12.945650	12.814858	-1.01%	0
2015	12.934375	12.945650	0.09%	0
2014	12.099609	12.934375	6.90%	0
2013	9.275219	12.099609	30.45%	0
2012	8.229519	9.275219	12.71%	0
2011	8.762396	8.229519	-6.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	14.384745	12.311750	-14.41%	0
2017	12.959418	14.384745	11.00%	0
2016	11.506000	12.959418	12.63%	0
2015	12.277763	11.506000	-6.29%	0
2014	11.475503	12.277763	6.99%	0
2013	8.756815	11.475503	31.05%	0
2012	7.673691	8.756815	14.11%	0
2011	8.419505	7.673691	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	15.967953	14.402032	-9.81%	0
2017	12.901034	15.967953	23.77%	0
2016	12.533122	12.901034	2.94%	0
2015	12.958962	12.533122	-3.29%	0
2014	12.874062	12.958962	0.66%	0
2013	9.570396	12.874062	34.52%	0
2012	8.602231	9.570396	11.25%	0
2011	9.276101	8.602231	-7.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	18.526663	15.611909	-15.73%	0
2017	16.767596	18.526663	10.49%	0
2016	14.691025	16.767596	14.13%	0
2015	15.587461	14.691025	-5.75%	0
2014	13.725158	15.587461	13.57%	0
2013	10.423313	13.725158	31.68%	0
2012	9.231865	10.423313	12.91%	0
2011	9.738001	9.231865	-5.20%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	21.301380	18.970910	-10.94%	0
2017	17.607199	21.301380	20.98%	0
2016	16.788070	17.607199	4.88%	0
2015	17.207315	16.788070	-2.44%	0
2014	17.291534	17.207315	-0.49%	0
2013	12.376960	17.291534	39.71%	0
2012	11.277508	12.376960	9.75%	0
2011	11.720584	11.277508	-3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	29.505112	23.727049	-19.58%	0
2017	27.952571	29.505112	5.55%	0
2016	22.927058	27.952571	21.92%	0
2015	25.209683	22.927058	-9.05%	0
2014	24.330004	25.209683	3.62%	0
2013	17.903334	24.330004	35.90%	0
2012	15.334949	17.903334	16.75%	0
2011	16.711580	15.334949	-8.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	28.578526	24.171469	-15.42%	0
2017	26.011310	28.578526	9.87%	0
2016	21.869378	26.011310	18.94%	0
2015	22.969556	21.869378	-4.79%	0
2014	23.537007	22.969556	-2.41%	0
2013	17.254866	23.537007	36.41%	0
2012	15.430929	17.254866	11.82%	0
2011	16.878617	15.430929	-8.58%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	20.987212	20.308067	-3.24%	0
2017	17.982501	20.987212	16.71%	0
2016	16.667714	17.982501	7.89%	0
2015	17.061470	16.667714	-2.31%	0
2014	15.722256	17.061470	8.52%	0
2013	12.386188	15.722256	26.93%	0
2012	11.211129	12.386188	10.48%	0
2011	11.507700	11.211129	-2.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.427414	11.569428	-6.90%	0
2017	12.062925	12.427414	3.02%	0
2016	11.596120	12.062925	4.03%	0
2015	12.665585	11.596120	-8.44%	0
2014	10.147469	12.665585	24.82%	0
2013	10.181046	10.147469	-0.33%	0
2012	9.076856	10.181046	12.16%	0
2011	8.811246	9.076856	3.01%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	15.820798	14.603262	-7.70%	0
2017	13.446229	15.820798	17.66%	0
2016	12.436454	13.446229	8.12%	0
2015	12.694796	12.436454	-2.04%	0
2014	11.567863	12.694796	9.74%	0
2013*	10.000000	11.567863	15.68%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	8.940366	8.746354	-2.17%	0
2017	9.068167	8.940366	-1.41%	0
2016	9.115894	9.068167	-0.52%	0
2015	9.425150	9.115894	-3.28%	0
2014	9.663913	9.425150	-2.47%	0
2013	9.947194	9.663913	-2.85%	0
2012	9.901468	9.947194	0.46%	0
2011	10.070888	9.901468	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.135687	13.020521	-13.97%	0
2017	13.657569	15.135687	10.82%	0
2016	11.641720	13.657569	17.32%	0
2015	12.611356	11.641720	-7.69%	0
2014	12.429025	12.611356	1.47%	0
2013*	10.000000	12.429025	24.29%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	14.729680	12.050103	-18.19%	0
2017	12.366502	14.729680	19.11%	0
2016	12.600898	12.366502	-1.86%	0
2015	13.511444	12.600898	-6.74%	0
2014	15.157163	13.511444	-10.86%	0
2013	13.004540	15.157163	16.55%	0
2012	11.207938	13.004540	16.03%	0
2011	13.186917	11.207938	-15.01%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	29.956010	27.160719	-9.33%	0
2017	24.777554	29.956010	20.90%	0
2016	24.508663	24.777554	1.10%	0
2015	25.005005	24.508663	-1.98%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.155869	7.994775	-1.98%	0
2017	8.328865	8.155869	-2.08%	0
2016	8.477969	8.328865	-1.76%	0
2015	8.719657	8.477969	-2.77%	0
2014	8.930240	8.719657	-2.36%	0
2013	9.145294	8.930240	-2.35%	0
2012	9.009112	9.145294	1.51%	0
2011	9.255475	9.009112	-2.66%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	24.443898	22.360490	-8.52%	0
2017	21.265419	24.443898	14.95%	0
2016	19.943157	21.265419	6.63%	0
2015	20.645091	19.943157	-3.40%	0
2014	19.271817	20.645091	7.13%	0
2013	14.430762	19.271817	33.55%	0
2012	13.399279	14.430762	7.70%	0
2011	14.244578	13.399279	-5.93%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	10.240300	9.299788	-9.18%	0
2017	9.570542	10.240300	7.00%	0
2016	9.318712	9.570542	2.70%	0
2015	10.082933	9.318712	-7.58%	0
2014	10.117255	10.082933	-0.34%	0
2013*	10.000000	10.117255	1.17%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.688832	9.429198	-11.78%	0
2017	9.385689	10.688832	13.88%	0
2016	9.196397	9.385689	2.06%	0
2015	10.456746	9.196397	-12.05%	0
2014	10.680238	10.456746	-2.09%	0
2013*	10.000000	10.680238	6.80%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.645192	9.542776	-10.36%	0
2017	9.653360	10.645192	10.27%	0
2016	9.396722	9.653360	2.73%	0
2015	10.374661	9.396722	-9.43%	0
2014	10.429473	10.374661	-0.53%	0
2013*	10.000000	10.429473	4.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	30.249347	25.420299	-15.96%	0
2017	22.862094	30.249347	32.31%	0
2016	23.592205	22.862094	-3.09%	0
2015	23.448294	23.592205	0.61%	0
2014	23.674364	23.448294	-0.95%	0
2013	19.208899	23.674364	23.25%	0
2012	16.365383	19.208899	17.38%	0
2011	18.433980	16.365383	-11.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.777935	9.057190	-7.37%	0
2017	9.500784	9.777935	2.92%	0
2016	9.211642	9.500784	3.14%	0
2015	9.734259	9.211642	-5.37%	0
2014	9.786328	9.734259	-0.53%	0
2013	10.120970	9.786328	-3.31%	0
2012*	10.000000	10.120970	1.21%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.358002	8.085458	-21.94%	0
2017	8.439871	10.358002	22.73%	0
2016	8.938427	8.439871	-5.58%	0
2015	8.932727	8.938427	0.06%	0
2014*	10.000000	8.932727	-10.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	22.308916	19.894106	-10.82%	0
2017	19.706546	22.308916	13.21%	0
2016	18.242661	19.706546	8.02%	0
2015	18.230786	18.242661	0.07%	0
2014	17.015234	18.230786	7.14%	0
2013	13.338624	17.015234	27.56%	0
2012	11.787170	13.338624	13.16%	0
2011	12.183049	11.787170	-3.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	31.276982	27.150355	-13.19%	0
2017	28.289602	31.276982	10.56%	0
2016	24.769575	28.289602	14.21%	0
2015	27.178888	24.769575	-8.86%	0
2014	25.081816	27.178888	8.36%	0
2013	18.377890	25.081816	36.48%	0
2012	16.093946	18.377890	14.19%	0
2011	16.987013	16.093946	-5.26%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.575763	9.703053	-8.25%	0
2017	9.610482	10.575763	10.04%	0
2016	8.769946	9.610482	9.58%	0
2015	9.950938	8.769946	-11.87%	0
2014	10.207013	9.950938	-2.51%	0
2013	10.505798	10.207013	-2.84%	0
2012*	10.000000	10.505798	5.06%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.640997	9.827155	-7.65%	0
2017	9.986809	10.640997	6.55%	0
2016	9.088642	9.986809	9.88%	0
2015	9.591767	9.088642	-5.25%	0
2014*	10.000000	9.591767	-4.08%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.465006	9.740977	-6.92%	0
2017	9.736982	10.465006	7.48%	0
2016	9.749072	9.736982	-0.12%	0
2015	10.821928	9.749072	-9.91%	0
2014	11.117416	10.821928	-2.66%	0
2013	12.260503	11.117416	-9.32%	0
2012	12.005994	12.260503	2.12%	0
2011	11.409661	12.005994	5.23%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	9.893095	9.622443	-2.74%	0
2017	10.066914	9.893095	-1.73%	0
2016	10.238454	10.066914	-1.68%	0
2015	10.527685	10.238454	-2.75%	0
2014	10.767126	10.527685	-2.22%	0
2013	11.120229	10.767126	-3.18%	0
2012	10.836072	11.120229	2.62%	0
2011	11.053145	10.836072	-1.96%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.930804	9.773786	-1.58%	0
2017	10.001287	9.930804	-0.70%	0
2016*	10.000000	10.001287	0.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	9.964018	9.607090	-3.58%	0
2017	9.794255	9.964018	1.73%	0
2016	9.836998	9.794255	-0.43%	0
2015	10.102101	9.836998	-2.62%	0
2014	9.992725	10.102101	1.09%	0
2013	10.512293	9.992725	-4.94%	0
2012	9.892826	10.512293	6.26%	0
2011*	10.000000	9.892826	-1.07%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.139100	9.891077	-11.20%	0
2017*	10.000000	11.139100	11.39%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.038211	12.952482	-0.66%	0
2017	10.261869	13.038211	27.05%	0
2016*	10.000000	10.261869	2.62%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	17.105644	13.425383	-21.51%	0
2017	13.923061	17.105644	22.86%	0
2016	14.705950	13.923061	-5.32%	0
2015	15.131832	14.705950	-2.81%	0
2014	16.725553	15.131832	-9.53%	0
2013	13.456337	16.725553	24.29%	0
2012	11.373594	13.456337	18.31%	0
2011	14.108140	11.373594	-19.38%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	30.879852	30.220401	-2.14%	0
2017	24.991214	30.879852	23.56%	0
2016	28.839304	24.991214	-13.34%	0
2015	26.421094	28.839304	9.15%	0
2014	20.745934	26.421094	27.36%	0
2013	14.202079	20.745934	46.08%	0
2012	11.171495	14.202079	27.13%	0
2011	10.427359	11.171495	7.14%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.812556	4.731449	-30.55%	0
2017	7.160185	6.812556	-4.86%	0
2016	5.144003	7.160185	39.19%	0
2015	7.986177	5.144003	-35.59%	0
2014	10.203354	7.986177	-21.73%	0
2013	9.532141	10.203354	7.04%	0
2012*	10.000000	9.532141	-4.68%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.968241	4.849388	-30.41%	0
2017	7.303440	6.968241	-4.59%	0
2016	5.236070	7.303440	39.48%	0
2015	8.107217	5.236070	-35.41%	0
2014	10.326868	8.107217	-21.49%	0
2013	9.626709	10.326868	7.27%	0
2012*	10.000000	9.626709	-3.73%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	24.236414	23.825070	-1.70%	0
2017	19.840377	24.236414	22.16%	0
2016	18.972055	19.840377	4.58%	0
2015	20.129125	18.972055	-5.75%	0
2014	21.138132	20.129125	-4.77%	0
2013	14.497759	21.138132	45.80%	0
2012	13.849471	14.497759	4.68%	0
2011	14.957237	13.849471	-7.41%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	11.728377	10.538770	-10.14%	0
2017	10.575273	11.728377	10.90%	0
2016	10.546420	10.575273	0.27%	0
2015	11.015857	10.546420	-4.26%	0
2014	10.898090	11.015857	1.08%	0
2013	10.037305	10.898090	8.58%	0
2012*	10.000000	10.037305	0.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	22.313605	20.375494	-8.69%	0
2017	19.394594	22.313605	15.05%	0
2016	18.000019	19.394594	7.75%	0
2015	18.295699	18.000019	-1.62%	0
2014	17.258192	18.295699	6.01%	0
2013	13.218840	17.258192	30.56%	0
2012	11.624079	13.218840	13.72%	0
2011	11.297040	11.624079	2.89%	0
2010	10.324736	11.297040	9.42%	0
2009	8.844375	10.324736	16.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.570243	-24.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	32.421343	26.633428	-17.85%	0
2017	29.615395	32.421343	9.47%	0
2016	24.463470	29.615395	21.06%	0
2015	26.743023	24.463470	-8.52%	0
2014	25.306276	26.743023	5.68%	0
2013	18.954769	25.306276	33.51%	0
2012	16.495727	18.954769	14.91%	0
2011	18.609632	16.495727	-11.36%	0
2010	15.154942	18.609632	22.80%	0
2009	10.951889	15.154942	38.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.915959	10.288279	-5.75%	0
2017	10.854078	10.915959	0.57%	0
2016	10.718584	10.854078	1.26%	0
2015	11.329801	10.718584	-5.39%	0
2014	11.307104	11.329801	0.20%	0
2013	12.736916	11.307104	-11.23%	0
2012	12.228608	12.736916	4.16%	0
2011	11.280726	12.228608	8.40%	0
2010	11.063202	11.280726	1.97%	0
2009	10.348302	11.063202	6.91%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	21.932209	19.740339	-9.99%	0
2017	18.793676	21.932209	16.70%	0
2016	17.114160	18.793676	9.81%	0
2015	18.759547	17.114160	-8.77%	0
2014	17.216604	18.759547	8.96%	0
2013	13.100284	17.216604	31.42%	0
2012	11.800335	13.100284	11.02%	0
2011	11.826631	11.800335	-0.22%	0
2010	10.707908	11.826631	10.45%	0
2009	9.373178	10.707908	14.24%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	24.636957	20.796321	-15.59%	0
2017	22.783822	24.636957	8.13%	0
2016	19.138489	22.783822	19.05%	0
2015	20.047135	19.138489	-4.53%	0
2014	17.779821	20.047135	12.75%	0
2013	14.110382	17.779821	26.01%	0
2012	12.516667	14.110382	12.73%	0
2011	13.012718	12.516667	-3.81%	0
2010	11.275194	13.012718	15.41%	0
2009	8.955068	11.275194	25.91%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2018	12.110498	11.170149	-7.76%	0
2017	10.874008	12.110498	11.37%	0
2016	10.449262	10.874008	4.06%	0
2015	10.889141	10.449262	-4.04%	0
2014	10.908640	10.889141	-0.18%	0
2013*	10.000000	10.908640	9.09%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.361003	9.758243	-5.82%	0
2017	9.974507	10.361003	3.87%	0
2016	9.113850	9.974507	9.44%	0
2015*	10.000000	9.113850	-8.86%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.635004	9.276979	-3.72%	0
2017	9.623612	9.635004	0.12%	0
2016	9.682327	9.623612	-0.61%	0
2015*	10.000000	9.682327	-3.18%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.283651	11.029510	-10.21%	0
2017	10.869859	12.283651	13.01%	0
2016	9.654582	10.869859	12.59%	0
2015*	10.000000	9.654582	-3.45%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.826662	13.289526	-10.37%	0
2017	13.441247	14.826662	10.31%	0
2016	13.347878	13.441247	0.70%	0
2015	13.899916	13.347878	-3.97%	0
2014	14.058217	13.899916	-1.13%	0
2013	12.666872	14.058217	10.98%	0
2012	11.875898	12.666872	6.66%	0
2011	12.704915	11.875898	-6.53%	0
2010	11.932835	12.704915	6.47%	0
2009*	10.000000	11.932835	19.33%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.090420	9.394725	-6.89%	0
2017*	10.000000	10.090420	0.90%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.497959	12.483451	-19.45%	0
2017	14.295017	15.497959	8.42%	0
2016	11.241296	14.295017	27.17%	0
2015	12.389729	11.241296	-9.27%	0
2014	12.093499	12.389729	2.45%	0
2013*	10.000000	12.093499	20.93%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.694140	10.379929	-18.23%	0
2017	11.374704	12.694140	11.60%	0
2016	10.178177	11.374704	11.76%	0
2015	10.763861	10.178177	-5.44%	0
2014*	10.000000	10.763861	7.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	33.199929	29.308044	-11.72%	0
2017	30.447205	33.199929	9.04%	0
2016	24.963517	30.447205	21.97%	0
2015	26.349524	24.963517	-5.26%	0
2014	25.841047	26.349524	1.97%	0
2013	18.931646	25.841047	36.50%	0
2012	16.863795	18.931646	12.26%	0
2011	17.287045	16.863795	-2.45%	0
2010	14.163198	17.287045	22.06%	0
2009	11.678616	14.163198	21.27%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	23.524106	21.706760	-7.73%	0
2017	20.005610	23.524106	17.59%	0
2016	18.505301	20.005610	8.11%	0
2015	18.913405	18.505301	-2.16%	0
2014	17.239232	18.913405	9.71%	0
2013	13.493826	17.239232	27.76%	0
2012	12.047790	13.493826	12.00%	0
2011	12.221573	12.047790	-1.42%	0
2010	11.000160	12.221573	11.10%	0
2009	8.997099	11.000160	22.26%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	20.977555	18.899521	-9.91%	0
2017	17.025622	20.977555	23.21%	0
2016	16.305912	17.025622	4.41%	0
2015	17.279187	16.305912	-5.63%	0
2014	16.520562	17.279187	4.59%	0
2013	14.095727	16.520562	17.20%	0
2012	13.195006	14.095727	6.83%	0
2011	12.508938	13.195006	5.48%	0
2010	11.209100	12.508938	11.60%	0
2009	9.454172	11.209100	18.56%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	19.955743	15.620452	-21.72%	0
2017	16.540000	19.955743	20.65%	0
2016	14.598979	16.540000	13.30%	0
2015	15.439996	14.598979	-5.45%	0
2014	15.710022	15.439996	-1.72%	0
2013	10.926695	15.710022	43.78%	0
2012	9.369151	10.926695	16.62%	0
2011	11.238531	9.369151	-16.63%	0
2010	8.856455	11.238531	26.90%	0
2009	7.259988	8.856455	21.99%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	9.978363	9.669083	-3.10%	0
2017	9.943812	9.978363	0.35%	0
2016	9.408806	9.943812	5.69%	0
2015	9.797012	9.408806	-3.96%	0
2014*	10.000000	9.797012	-2.03%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	8.995885	-10.04%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	11.100499	10.681326	-3.78%	0
2017	11.029305	11.100499	0.65%	0
2016	10.981611	11.029305	0.43%	0
2015	11.371231	10.981611	-3.43%	0
2014	11.325070	11.371231	0.41%	0
2013	11.588379	11.325070	-2.27%	0
2012	10.916466	11.588379	6.16%	0
2011	11.033547	10.916466	-1.06%	0
2010	10.504696	11.033547	5.03%	0
2009	9.012821	10.504696	16.55%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.149643	-18.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	14.091046	13.083552	-7.15%	0
2017	12.877585	14.091046	9.42%	0
2016	12.614943	12.877585	2.08%	0
2015	13.074475	12.614943	-3.51%	0
2014	12.934173	13.074475	1.08%	0
2013	11.779629	12.934173	9.80%	0
2012	10.884083	11.779629	8.23%	0
2011	11.268121	10.884083	-3.41%	0
2010	10.321487	11.268121	9.17%	0
2009	8.584292	10.321487	20.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	15.151593	13.801324	-8.91%	0
2017	13.434229	15.151593	12.78%	0
2016	13.089013	13.434229	2.64%	0
2015	13.556107	13.089013	-3.45%	0
2014	13.361387	13.556107	1.46%	0
2013	11.912047	13.361387	12.17%	0
2012	10.861630	11.912047	9.67%	0
2011	11.337599	10.861630	-4.20%	0
2010	10.223115	11.337599	10.90%	0
2009	8.198691	10.223115	24.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	16.490968	14.705161	-10.83%	0
2017	14.084633	16.490968	17.08%	0
2016	13.649033	14.084633	3.19%	0
2015	14.146156	13.649033	-3.51%	0
2014	13.923269	14.146156	1.60%	0
2013	11.822631	13.923269	17.77%	0
2012	10.582497	11.822631	11.72%	0
2011	11.226772	10.582497	-5.74%	0
2010	9.986754	11.226772	12.42%	0
2009	7.848539	9.986754	27.24%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.620438	10.769354	-7.32%	0
2017	10.316113	11.620438	12.64%	0
2016*	10.000000	10.316113	3.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	13.840122	10.097877	-27.04%	0
2017	14.674224	13.840122	-5.68%	0
2016	11.330498	14.674224	29.51%	0
2015	14.740147	11.330498	-23.13%	0
2014	17.420552	14.740147	-15.39%	0
2013	14.466196	17.420552	20.42%	0
2012	14.240523	14.466196	1.58%	0
2011	15.485365	14.240523	-8.04%	0
2010	13.397342	15.485365	15.59%	0
2009	9.359283	13.397342	43.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	20.531524	18.211995	-11.30%	0
2017	18.787838	20.531524	9.28%	0
2016	16.453406	18.787838	14.19%	0
2015	17.713127	16.453406	-7.11%	0
2014	16.833538	17.713127	5.23%	0
2013	13.576009	16.833538	23.99%	0
2012	11.957468	13.576009	13.54%	0
2011	12.246364	11.957468	-2.36%	0
2010	10.985978	12.246364	11.47%	0
2009	8.719962	10.985978	25.99%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.594808	11.091903	-11.93%	0
2017	11.133609	12.594808	13.12%	0
2016*	10.000000	11.133609	11.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	24.691700	23.843156	-3.44%	0
2017	18.879449	24.691700	30.79%	0
2016	19.355306	18.879449	-2.46%	0
2015	18.665200	19.355306	3.70%	0
2014	17.333519	18.665200	7.68%	0
2013	13.139121	17.333519	31.92%	0
2012	11.840944	13.139121	10.96%	0
2011	12.210356	11.840944	-3.03%	0
2010	10.162592	12.210356	20.15%	0
2009	8.187300	10.162592	24.13%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	11.343281	10.914538	-3.78%	0
2017	11.244239	11.343281	0.88%	0
2016	11.094237	11.244239	1.35%	0
2015	11.535407	11.094237	-3.82%	0
2014	11.259619	11.535407	2.45%	0
2013	11.852990	11.259619	-5.01%	0
2012	11.572018	11.852990	2.43%	0
2011	11.144821	11.572018	3.83%	0
2010	10.683091	11.144821	4.32%	0
2009	9.537945	10.683091	12.01%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	36.372885	30.063968	-17.35%	0
2017	31.105941	36.372885	16.93%	0
2016	28.649336	31.105941	8.57%	0
2015	30.024590	28.649336	-4.58%	0
2014	29.192498	30.024590	2.85%	0
2013	22.149732	29.192498	31.80%	0
2012	19.933533	22.149732	11.12%	0
2011	23.050741	19.933533	-13.52%	0
2010	18.482195	23.050741	24.72%	0
2009	13.633871	18.482195	35.56%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	20.950885	17.259112	-17.62%	0
2017	16.614340	20.950885	26.10%	0
2016	18.079288	16.614340	-8.10%	0
2015	18.043771	18.079288	0.20%	0
2014	20.285045	18.043771	-11.05%	0
2013	16.065525	20.285045	26.26%	0
2012	13.759489	16.065525	16.76%	0
2011	17.160261	13.759489	-19.82%	0
2010	15.678928	17.160261	9.45%	0
2009	12.806158	15.678928	22.43%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	26.601391	21.284145	-19.99%	0
2017	23.026681	26.601391	15.52%	0
2016	21.722777	23.026681	6.00%	0
2015	23.132807	21.722777	-6.10%	0
2014	22.390040	23.132807	3.32%	0
2013	17.730361	22.390040	26.28%	0
2012	14.386311	17.730361	23.24%	0
2011	16.304096	14.386311	-11.76%	0
2010	13.303839	16.304096	22.55%	0
2009	8.727411	13.303839	52.44%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.236534	10.722246	-12.38%	0
2017	11.264483	12.236534	8.63%	0
2016	10.259580	11.264483	9.79%	0
2015	11.277708	10.259580	-9.03%	0
2014	11.304578	11.277708	-0.24%	0
2013	9.415818	11.304578	20.06%	0
2012	8.417115	9.415818	11.87%	0
2011	8.812826	8.417115	-4.49%	0
2010	8.240249	8.812826	6.95%	0
2009	6.522022	8.240249	26.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	14.010782	13.003268	-7.19%	0
2017	13.168938	14.010782	6.39%	0
2016	11.905436	13.168938	10.61%	0
2015	13.205310	11.905436	-9.84%	0
2014	13.013073	13.205310	1.48%	0
2013	11.773984	13.013073	10.52%	0
2012	10.775611	11.773984	9.27%	0
2011	10.849443	10.775611	-0.68%	0
2010	9.926757	10.849443	9.29%	0
2009	7.547142	9.926757	31.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	23.941645	22.040843	-7.94%	0
2017	20.471090	23.941645	16.95%	0
2016	18.185028	20.471090	12.57%	0
2015	19.457307	18.185028	-6.54%	0
2014	18.449684	19.457307	5.46%	0
2013	14.665828	18.449684	25.80%	0
2012	13.505040	14.665828	8.60%	0
2011	13.133889	13.505040	2.83%	0
2010	11.222863	13.133889	17.03%	0
2009	9.859901	11.222863	13.82%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	30.302105	25.603374	-15.51%	0
2017	28.229541	30.302105	7.34%	0
2016	22.352190	28.229541	26.29%	0
2015	24.881733	22.352190	-10.17%	0
2014	25.505883	24.881733	-2.45%	0
2013	19.300186	25.505883	32.15%	0
2012	16.807809	19.300186	14.83%	0
2011	18.003687	16.807809	-6.64%	0
2010	14.474786	18.003687	24.38%	0
2009	11.553957	14.474786	25.28%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.180075	9.129964	-18.34%	0
2017	8.207812	11.180075	36.21%	0
2016	7.204261	8.207812	13.93%	0
2015	9.238363	7.204261	-22.02%	0
2014*	10.000000	9.238363	-7.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	18.564006	15.223554	-17.99%	0
2017	16.398846	18.564006	13.20%	0
2016	15.772897	16.398846	3.97%	0
2015	17.390097	15.772897	-9.30%	0
2014	20.173998	17.390097	-13.80%	0
2013	16.912625	20.173998	19.28%	0
2012	14.747900	16.912625	14.68%	0
2011	17.012726	14.747900	-13.31%	0
2010	16.178359	17.012726	5.16%	0
2009	12.170418	16.178359	32.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.056545	8.953536	-1.14%	0
2017	9.159477	9.056545	-1.12%	0
2016	9.172427	9.159477	-0.14%	0
2015	9.881585	9.172427	-7.18%	0
2014*	10.000000	9.881585	-1.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.388334	10.565872	-7.22%	0
2017	10.378651	11.388334	9.73%	0
2016	10.253929	10.378651	1.22%	0
2015	11.224072	10.253929	-8.64%	0
2014	11.132002	11.224072	0.83%	0
2013	10.105243	11.132002	10.16%	0
2012*	10.000000	10.105243	1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.297124	-7.03%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.537354	8.780274	-7.94%	0
2017	9.483018	9.537354	0.57%	0
2016	9.823000	9.483018	-3.46%	0
2015	9.942975	9.823000	-1.21%	0
2014	9.794116	9.942975	1.52%	0
2013*	10.000000	9.794116	-2.06%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	16.806982	15.665687	-6.79%	0
2017	13.638818	16.806982	23.23%	0
2016	13.781491	13.638818	-1.04%	0
2015	13.563480	13.781491	1.61%	0
2014	12.927020	13.563480	4.92%	0
2013	9.532907	12.927020	35.60%	0
2012*	10.000000	9.532907	-4.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.051481	12.046695	-14.27%	0
2017	12.633512	14.051481	11.22%	0
2016	11.508327	12.633512	9.78%	0
2015	12.394919	11.508327	-7.15%	0
2014	12.266847	12.394919	1.04%	0
2013	9.844013	12.266847	24.61%	0
2012*	10.000000	9.844013	-1.56%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.096990	13.781299	-8.71%	0
2017	12.741234	15.096990	18.49%	0
2016	13.059500	12.741234	-2.44%	0
2015	13.324648	13.059500	-1.99%	0
2014	12.755702	13.324648	4.46%	0
2013	9.626380	12.755702	32.51%	0
2012*	10.000000	9.626380	-3.74%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.829484	12.682710	-8.29%	0
2017	12.053324	13.829484	14.74%	0
2016	12.752624	12.053324	-5.48%	0
2015	14.344475	12.752624	-11.10%	0
2014	15.610230	14.344475	-8.11%	0
2013	12.860651	15.610230	21.38%	0
2012	11.125782	12.860651	15.59%	0
2011	12.359962	11.125782	-9.99%	0
2010	11.724766	12.359962	5.42%	0
2009*	10.000000	11.724766	17.25%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	11.981817	11.374647	-5.07%	0
2017	11.578038	11.981817	3.49%	0
2016	10.272252	11.578038	12.71%	0
2015	11.326832	10.272252	-9.31%	0
2014	11.458870	11.326832	-1.15%	0
2013	10.690714	11.458870	7.19%	0
2012*	10.000000	10.690714	6.91%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.200604	14.733372	-3.07%	0
2017	12.348010	15.200604	23.10%	0
2016	11.995274	12.348010	2.94%	0
2015	13.125019	11.995274	-8.61%	0
2014	12.543833	13.125019	4.63%	0
2013	9.952114	12.543833	26.04%	0
2012*	10.000000	9.952114	-0.48%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	21.058560	20.511395	-2.60%	0
2017	18.375370	21.058560	14.60%	0
2016	18.157042	18.375370	1.20%	0
2015	18.642116	18.157042	-2.60%	0
2014	17.755849	18.642116	4.99%	0
2013	15.279115	17.755849	16.21%	0
2012	13.894395	15.279115	9.97%	0
2011	14.131672	13.894395	-1.68%	0
2010	13.474426	14.131672	4.88%	0
2009	11.061239	13.474426	21.82%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.617165	9.207089	-4.26%	0
2017	9.592149	9.617165	0.26%	0
2016	9.673075	9.592149	-0.84%	0
2015*	10.000000	9.673075	-3.27%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	31.334421	30.911340	-1.35%	0
2017	24.847044	31.334421	26.11%	0
2016	25.125338	24.847044	-1.11%	0
2015	23.140039	25.125338	8.58%	0
2014	21.993343	23.140039	5.21%	0
2013	17.322864	21.993343	26.96%	0
2012	14.419423	17.322864	20.14%	0
2011	15.973370	14.419423	-9.73%	0
2010	15.465044	15.973370	3.29%	0
2009	10.918844	15.465044	41.64%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	21.611617	21.150075	-2.14%	0
2017	15.372882	21.611617	40.58%	0
2016	13.918869	15.372882	10.45%	0
2015	13.712332	13.918869	1.51%	0
2014	12.927913	13.712332	6.07%	0
2013	9.843691	12.927913	31.33%	0
2012*	10.000000	9.843691	-1.56%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	23.575053	19.402669	-17.70%	0
2017	18.578557	23.575053	26.89%	0
2016	20.528691	18.578557	-9.50%	0
2015	23.207427	20.528691	-11.54%	0
2014	27.219707	23.207427	-14.74%	0
2013	24.554547	27.219707	10.85%	0
2012	22.367761	24.554547	9.78%	0
2011	34.080093	22.367761	-34.37%	0
2010	28.102251	34.080093	21.27%	0
2009	16.178450	28.102251	73.70%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.527500	8.315081	-21.02%	0
2017	8.489563	10.527500	24.01%	0
2016	7.245609	8.489563	17.17%	0
2015	9.344028	7.245609	-22.46%	0
2014*	10.000000	9.344028	-6.56%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	9.934980	9.536393	-4.01%	0
2017	9.860384	9.934980	0.76%	0
2016*	10.000000	9.860384	-1.40%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.257322	14.542780	-4.68%	0
2017	12.449438	15.257322	22.55%	0
2016	11.795518	12.449438	5.54%	0
2015	12.427060	11.795518	-5.08%	0
2014	13.849544	12.427060	-10.27%	0
2013	10.110253	13.849544	36.99%	0
2012*	10.000000	10.110253	1.10%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	26.147814	22.732344	-13.06%	0
2017	22.969112	26.147814	13.84%	0
2016	20.810563	22.969112	10.37%	0
2015	21.656497	20.810563	-3.91%	0
2014	20.259305	21.656497	6.90%	0
2013	15.402713	20.259305	31.53%	0
2012	13.703693	15.402713	12.40%	0
2011	14.192863	13.703693	-3.45%	0
2010	13.155897	14.192863	7.88%	0
2009	11.076061	13.155897	18.78%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	17.673900	15.473693	-12.45%	0
2017	14.365853	17.673900	23.03%	0
2016	14.261028	14.365853	0.74%	0
2015	13.828085	14.261028	3.13%	0
2014	14.096094	13.828085	-1.90%	0
2013	11.385418	14.096094	23.81%	0
2012	10.125233	11.385418	12.45%	0
2011	10.626680	10.125233	-4.72%	0
2010*	10.000000	10.626680	6.27%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.262764	11.961246	-2.46%	0
2017	9.867777	12.262764	24.27%	0
2016	9.610658	9.867777	2.68%	0
2015*	10.000000	9.610658	-3.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	11.032367	10.602162	-3.90%	0
2017	10.739534	11.032367	2.73%	0
2016	10.457899	10.739534	2.69%	0
2015	10.871845	10.457899	-3.81%	0
2014	10.419751	10.871845	4.34%	0
2013	10.804720	10.419751	-3.56%	0
2012	10.201843	10.804720	5.91%	0
2011	9.977353	10.201843	2.25%	0
2010	9.625695	9.977353	3.65%	0
2009	9.072306	9.625695	6.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	20.250022	18.255567	-9.85%	0
2017	19.048541	20.250022	6.31%	0
2016	17.757108	19.048541	7.27%	0
2015	18.524154	17.757108	-4.14%	0
2014	18.560654	18.524154	-0.20%	0
2013	20.971214	18.560654	-11.49%	0
2012	18.342377	20.971214	14.33%	0
2011	17.690276	18.342377	3.69%	0
2010	16.618294	17.690276	6.45%	0
2009	13.166997	16.618294	26.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	9.900343	8.844115	-10.67%	0
2017	9.068082	9.900343	9.18%	0
2016	8.130708	9.068082	11.53%	0
2015*	10.000000	8.130708	-18.69%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	17.294458	15.568035	-9.98%	0
2017	15.170043	17.294458	14.00%	0
2016	14.087645	15.170043	7.68%	0
2015	15.644768	14.087645	-9.95%	0
2014	16.468691	15.644768	-5.00%	0
2013	12.869688	16.468691	27.96%	0
2012	10.820323	12.869688	18.94%	0
2011	11.256837	10.820323	-3.88%	0
2010*	10.000000	11.256837	12.57%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	23.242098	20.406067	-12.20%	0
2017	22.094436	23.242098	5.19%	0
2016	18.946246	22.094436	16.62%	0
2015	20.440262	18.946246	-7.31%	0
2014	18.656728	20.440262	9.56%	0
2013	14.607016	18.656728	27.72%	0
2012	13.158923	14.607016	11.00%	0
2011	13.499407	13.158923	-2.52%	0
2010	12.299084	13.499407	9.76%	0
2009*	10.000000	12.299084	22.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	14.693144	13.540331	-7.85%	0
2017	13.080339	14.693144	12.33%	0
2016	12.370416	13.080339	5.74%	0
2015	12.628742	12.370416	-2.05%	0
2014	12.400494	12.628742	1.84%	0
2013	10.369372	12.400494	19.59%	0
2012	9.238780	10.369372	12.24%	0
2011	9.436223	9.238780	-2.09%	0
2010	8.684254	9.436223	8.66%	0
2009	7.254275	8.684254	19.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	9.779028	9.382270	-4.06%	0
2017	9.766930	9.779028	0.12%	0
2016	9.808193	9.766930	-0.42%	0
2015	10.134970	9.808193	-3.22%	0
2014	9.952899	10.134970	1.83%	0
2013	10.531816	9.952899	-5.50%	0
2012	10.344579	10.531816	1.81%	0
2011	10.086265	10.344579	2.56%	0
2010	9.810477	10.086265	2.81%	0
2009	9.018129	9.810477	8.79%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	17.045623	14.973547	-12.16%	0
2017	13.416343	17.045623	27.05%	0
2016	13.804244	13.416343	-2.81%	0
2015	13.357236	13.804244	3.35%	0
2014	13.522162	13.357236	-1.22%	0
2013	10.836445	13.522162	24.78%	0
2012	9.151124	10.836445	18.42%	0
2011	10.402077	9.151124	-12.03%	0
2010	9.634722	10.402077	7.96%	0
2009	7.014398	9.634722	37.36%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	17.295911	16.663968	-3.65%	0
2017	13.951028	17.295911	23.98%	0
2016	13.186067	13.951028	5.80%	0
2015	12.772956	13.186067	3.23%	0
2014	12.185059	12.772956	4.82%	0
2013	9.691899	12.185059	25.72%	0
2012	8.511195	9.691899	13.87%	0
2011	9.205474	8.511195	-7.54%	0
2010	8.029141	9.205474	14.65%	0
2009	5.964352	8.029141	34.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	14.748421	13.990903	-5.14%	0
2017	12.468972	14.748421	18.28%	0
2016	11.570593	12.468972	7.76%	0
2015	11.800261	11.570593	-1.95%	0
2014	11.036446	11.800261	6.92%	0
2013	8.556596	11.036446	28.98%	0
2012	7.535974	8.556596	13.54%	0
2011	7.946223	7.535974	-5.16%	0
2010	7.381645	7.946223	7.65%	0
2009	5.822871	7.381645	26.77%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	12.615122	11.947678	-5.29%	0
2017	12.229822	12.615122	3.15%	0
2016	11.603617	12.229822	5.40%	0
2015	12.318596	11.603617	-5.80%	0
2014	12.224811	12.318596	0.77%	0
2013	12.746263	12.224811	-4.09%	0
2012	11.707295	12.746263	8.87%	0
2011	11.434048	11.707295	2.39%	0
2010	10.659020	11.434048	7.27%	0
2009	8.834618	10.659020	20.65%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	22.640643	20.319450	-10.25%	0
2017	19.830888	22.640643	14.17%	0
2016	17.386950	19.830888	14.06%	0
2015	19.174170	17.386950	-9.32%	0
2014	18.147328	19.174170	5.66%	0
2013	13.827213	18.147328	31.24%	0
2012	12.063735	13.827213	14.62%	0
2011	12.761480	12.063735	-5.47%	0
2010	11.395686	12.761480	11.99%	0
2009	9.158987	11.395686	24.42%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.562963	9.376453	-11.23%	0
2017	9.193837	10.562963	14.89%	0
2016	9.203593	9.193837	-0.11%	0
2015*	10.000000	9.203593	-7.96%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	9.978148	-0.22%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	16.866906	15.867537	-5.93%	0
2017	16.286559	16.866906	3.56%	0
2016	14.706813	16.286559	10.74%	0
2015	15.567676	14.706813	-5.53%	0
2014	15.650022	15.567676	-0.53%	0
2013	15.068328	15.650022	3.86%	0
2012	13.561371	15.068328	11.11%	0
2011	13.465663	13.561371	0.71%	0
2010	12.268157	13.465663	9.76%	0
2009	8.662562	12.268157	41.62%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	14.976225	13.796995	-7.87%	0
2017	12.374048	14.976225	21.03%	0
2016	11.234128	12.374048	10.15%	0
2015	11.721432	11.234128	-4.16%	0
2014	11.340145	11.721432	3.36%	0
2013	8.144895	11.340145	39.23%	0
2012	7.187363	8.144895	13.32%	0
2011	8.386869	7.187363	-14.30%	0
2010	7.493188	8.386869	11.93%	0
2009	5.050167	7.493188	48.38%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	15.981187	14.588402	-8.72%	0
2017	13.918021	15.981187	14.82%	0
2016	13.030052	13.918021	6.81%	0
2015	13.489503	13.030052	-3.41%	0
2014	12.584126	13.489503	7.19%	0
2013	9.363301	12.584126	34.40%	0
2012	8.666985	9.363301	8.03%	0
2011	9.236146	8.666985	-6.16%	0
2010	7.705886	9.236146	19.86%	0
2009	6.051822	7.705886	27.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	13.316070	11.526512	-13.44%	0
2017	11.458032	13.316070	16.22%	0
2016	10.899773	11.458032	5.12%	0
2015	11.437545	10.899773	-4.70%	0
2014	11.283888	11.437545	1.36%	0
2013	8.984481	11.283888	25.59%	0
2012	7.974785	8.984481	12.66%	0
2011	8.781108	7.974785	-9.18%	0
2010	7.874718	8.781108	11.51%	0
2009	6.283676	7.874718	25.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.136988	11.037053	-9.06%	0
2017	11.165600	12.136988	8.70%	0
2016	10.847365	11.165600	2.93%	0
2015	11.302639	10.847365	-4.03%	0
2014	11.172090	11.302639	1.17%	0
2013	10.045184	11.172090	11.22%	0
2012	9.325153	10.045184	7.72%	0
2011	9.743993	9.325153	-4.30%	0
2010	9.098416	9.743993	7.10%	0
2009	7.828138	9.098416	16.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	12.894160	11.484686	-10.93%	0
2017	11.477596	12.894160	12.34%	0
2016	11.024385	11.477596	4.11%	0
2015	11.518452	11.024385	-4.29%	0
2014	11.341922	11.518452	1.56%	0
2013	9.643708	11.341922	17.61%	0
2012	8.749042	9.643708	10.23%	0
2011	9.341152	8.749042	-6.34%	0
2010	8.568333	9.341152	9.02%	0
2009	7.114222	8.568333	20.44%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	10.743152	10.147640	-5.54%	0
2017	10.412393	10.743152	3.18%	0
2016	10.260214	10.412393	1.48%	0
2015	10.655766	10.260214	-3.71%	0
2014	10.630634	10.655766	0.24%	0
2013	10.444219	10.630634	1.78%	0
2012	10.016904	10.444219	4.27%	0
2011	10.182276	10.016904	-1.62%	0
2010	9.828697	10.182276	3.60%	0
2009	8.965295	9.828697	9.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.233764	10.130836	-9.82%	0
2017	10.090214	11.233764	11.33%	0
2016	9.853848	10.090214	2.40%	0
2015	10.614463	9.853848	-7.17%	0
2014	10.700906	10.614463	-0.81%	0
2013*	10.000000	10.700906	7.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.536047	10.396623	-9.88%	0
2017	10.095587	11.536047	14.27%	0
2016	9.798220	10.095587	3.03%	0
2015	10.619213	9.798220	-7.73%	0
2014	10.837841	10.619213	-2.02%	0
2013*	10.000000	10.837841	8.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	12.548820	11.307739	-9.89%	0
2017	11.350194	12.548820	10.56%	0
2016	10.961519	11.350194	3.55%	0
2015	11.422324	10.961519	-4.03%	0
2014	11.260973	11.422324	1.43%	0
2013	9.854584	11.260973	14.27%	0
2012	9.041621	9.854584	8.99%	0
2011	9.543286	9.041621	-5.26%	0
2010	8.833797	9.543286	8.03%	0
2009	7.467951	8.833797	18.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.084037	11.483301	-12.23%	0
2017	11.423298	13.084037	14.54%	0
2016	10.944742	11.423298	4.37%	0
2015	11.456032	10.944742	-4.46%	0
2014	11.295107	11.456032	1.42%	0
2013	9.369661	11.295107	20.55%	0
2012	8.430455	9.369661	11.14%	0
2011	9.116593	8.430455	-7.53%	0
2010	8.294271	9.116593	9.91%	0
2009	6.755321	8.294271	22.78%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	11.719684	10.824713	-7.64%	0
2017	10.994220	11.719684	6.60%	0
2016	10.692001	10.994220	2.83%	0
2015	11.141411	10.692001	-4.03%	0
2014	11.035497	11.141411	0.96%	0
2013	10.227334	11.035497	7.90%	0
2012	9.582006	10.227334	6.73%	0
2011	9.904468	9.582006	-3.26%	0
2010	9.364667	9.904468	5.76%	0
2009	8.203783	9.364667	14.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.874923	10.474340	-3.68%	0
2017	10.760560	10.874923	1.06%	0
2016	10.563674	10.760560	1.86%	0
2015	10.987144	10.563674	-3.85%	0
2014	10.820644	10.987144	1.54%	0
2013	11.397967	10.820644	-5.07%	0
2012	10.933226	11.397967	4.25%	0
2011	10.608581	10.933226	3.06%	0
2010	10.242383	10.608581	3.58%	0
2009	9.723705	10.242383	5.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.593693	11.080557	-4.43%	0
2017	11.517390	11.593693	0.66%	0
2016	11.489320	11.517390	0.24%	0
2015	11.906262	11.489320	-3.50%	0
2014	11.703180	11.906262	1.74%	0
2013	12.317539	11.703180	-4.99%	0
2012	11.855566	12.317539	3.90%	0
2011	11.524255	11.855566	2.87%	0
2010	10.988936	11.524255	4.87%	0
2009	9.729479	10.988936	12.94%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.702164	10.193068	-12.90%	0
2017	10.232798	11.702164	14.36%	0
2016	9.469959	10.232798	8.06%	0
2015	10.081389	9.469959	-6.06%	0
2014*	10.000000	10.081389	0.81%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.019991	9.851902	-10.60%	0
2017	9.979409	11.019991	10.43%	0
2016	9.457791	9.979409	5.52%	0
2015	9.925172	9.457791	-4.71%	0
2014*	10.000000	9.925172	-0.75%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	25.552779	24.399993	-4.51%	0
2017	20.729280	25.552779	23.27%	0
2016	20.681030	20.729280	0.23%	0
2015	20.339767	20.681030	1.68%	0
2014	19.315021	20.339767	5.31%	0
2013	14.610546	19.315021	32.20%	0
2012	12.720100	14.610546	14.86%	0
2011	13.448232	12.720100	-5.41%	0
2010	12.775785	13.448232	5.26%	0
2009*	10.000000	12.775785	27.76%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	28.098166	22.438872	-20.14%	0
2017	20.509463	28.098166	37.00%	0
2016	19.670779	20.509463	4.26%	0
2015	24.209687	19.670779	-18.75%	0
2014	26.475931	24.209687	-8.56%	0
2013	27.178323	26.475931	-2.58%	0
2012	23.951396	27.178323	13.47%	0
2011	31.899833	23.951396	-24.92%	0
2010	28.370736	31.899833	12.44%	0
2009	17.933738	28.370736	58.20%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.031963	9.724707	-3.06%	0
2017	10.130215	10.031963	-0.97%	0
2016	10.365761	10.130215	-2.27%	0
2015	10.698015	10.365761	-3.11%	0
2014	10.546966	10.698015	1.43%	0
2013	11.332825	10.546966	-6.93%	0
2012	11.337645	11.332825	-0.04%	0
2011	10.896685	11.337645	4.05%	0
2010	10.720995	10.896685	1.64%	0
2009	10.763167	10.720995	-0.39%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	7.422439	7.298676	-1.67%	0
2017	7.619246	7.422439	-2.58%	0
2016	7.853632	7.619246	-2.98%	0
2015	8.096524	7.853632	-3.00%	0
2014	8.346928	8.096524	-3.00%	0
2013	8.605080	8.346928	-3.00%	0
2012	8.871955	8.605080	-3.01%	0
2011	9.145574	8.871955	-2.99%	0
2010	9.428409	9.145574	-3.00%	0
2009	9.715931	9.428409	-2.96%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	8.992372	7.430060	-17.37%	0
2017	7.294563	8.992372	23.27%	0
2016	7.472191	7.294563	-2.38%	0
2015	7.959735	7.472191	-6.13%	0
2014	8.265458	7.959735	-3.70%	0
2013	7.248043	8.265458	14.04%	0
2012	6.485227	7.248043	11.76%	0
2011	7.428336	6.485227	-12.70%	0
2010	6.776655	7.428336	9.62%	0
2009	5.396835	6.776655	25.57%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	9.533782	7.939886	-16.72%	0
2017	7.896468	9.533782	20.73%	0
2016	8.097650	7.896468	-2.48%	0
2015	8.465762	8.097650	-4.35%	0
2014	9.303329	8.465762	-9.00%	0
2013	7.925639	9.303329	17.38%	0
2012	6.912407	7.925639	14.66%	0
2011	8.176599	6.912407	-15.46%	0
2010	7.848597	8.176599	4.18%	0
2009	6.291451	7.848597	24.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	21.960816	19.412203	-11.61%	0
2017	19.115038	21.960816	14.89%	0
2016	18.000254	19.115038	6.19%	0
2015	18.744126	18.000254	-3.97%	0
2014	18.406248	18.744126	1.84%	0
2013	14.912064	18.406248	23.43%	0
2012	13.264769	14.912064	12.42%	0
2011	14.233857	13.264769	-6.81%	0
2010	12.801040	14.233857	11.19%	0
2009	10.374525	12.801040	23.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.157811	13.987622	-7.72%	0
2017	14.060182	15.157811	7.81%	0
2016	13.634458	14.060182	3.12%	0
2015	14.080622	13.634458	-3.17%	0
2014	13.879695	14.080622	1.45%	0
2013	12.615384	13.879695	10.02%	0
2012	11.890428	12.615384	6.10%	0
2011	12.149850	11.890428	-2.14%	0
2010	11.405992	12.149850	6.52%	0
2009*	10.000000	11.405992	14.06%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	18.065146	16.386426	-9.29%	0
2017	16.220148	18.065146	11.37%	0
2016	15.519254	16.220148	4.52%	0
2015	16.084825	15.519254	-3.52%	0
2014	15.760844	16.084825	2.06%	0
2013	13.597372	15.760844	15.91%	0
2012	12.488972	13.597372	8.88%	0
2011	12.996027	12.488972	-3.90%	0
2010	11.958968	12.996027	8.67%	0
2009*	10.000000	11.958968	19.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.612441	11.059060	-4.77%	0
2017	11.326889	11.612441	2.52%	0
2016	11.198730	11.326889	1.14%	0
2015	11.514615	11.198730	-2.74%	0
2014	11.426214	11.514615	0.77%	0
2013	11.236665	11.426214	1.69%	0
2012	11.014966	11.236665	2.01%	0
2011	11.031459	11.014966	-0.15%	0
2010	10.739698	11.031459	2.72%	0
2009	10.149751	10.739698	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.149564	10.204864	-8.47%	0
2017	10.079135	11.149564	10.62%	0
2016	9.828945	10.079135	2.55%	0
2015	10.472416	9.828945	-6.14%	0
2014	10.537541	10.472416	-0.62%	0
2013*	10.000000	10.537541	5.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.499087	10.476965	-8.89%	0
2017	10.134492	11.499087	13.46%	0
2016	9.768066	10.134492	3.75%	0
2015	10.484909	9.768066	-6.84%	0
2014	10.625011	10.484909	-1.32%	0
2013*	10.000000	10.625011	6.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	16.901961	15.460951	-8.53%	0
2017	15.428657	16.901961	9.55%	0
2016	14.844135	15.428657	3.94%	0
2015	15.354651	14.844135	-3.32%	0
2014	15.049793	15.354651	2.03%	0
2013	13.303145	15.049793	13.13%	0
2012	12.377314	13.303145	7.48%	0
2011	12.764449	12.377314	-3.03%	0
2010	11.864171	12.764449	7.59%	0
2009	10.266540	11.864171	15.56%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	19.931621	17.836617	-10.51%	0
2017	17.609138	19.931621	13.19%	0
2016	16.732960	17.609138	5.24%	0
2015	17.377351	16.732960	-3.71%	0
2014	17.068709	17.377351	1.81%	0
2013	14.378780	17.068709	18.71%	0
2012	13.031349	14.378780	10.34%	0
2011	13.725470	13.031349	-5.06%	0
2010	12.540204	13.725470	9.45%	0
2009	10.392946	12.540204	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	14.237279	13.292484	-6.64%	0
2017	13.438440	14.237279	5.94%	0
2016	13.105467	13.438440	2.54%	0
2015	13.514950	13.105467	-3.03%	0
2014	13.302470	13.514950	1.60%	0
2013	12.411272	13.302470	7.18%	0
2012	11.843812	12.411272	4.79%	0
2011	11.962522	11.843812	-0.99%	0
2010	11.364468	11.962522	5.26%	0
2009	10.226750	11.364468	11.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.231974	10.368017	-7.69%	0
2017	9.849387	11.231974	14.04%	0
2016	9.353613	9.849387	5.30%	0
2015	9.864605	9.353613	-5.18%	0
2014*	10.000000	9.864605	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.314689	11.635619	-5.51%	0
2017	10.431103	12.314689	18.06%	0
2016	9.771234	10.431103	6.75%	0
2015	10.059252	9.771234	-2.86%	0
2014*	10.000000	10.059252	0.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	32.122890	27.606863	-14.06%	0
2017	28.600350	32.122890	12.32%	0
2016	24.509350	28.600350	16.69%	0
2015	25.924431	24.509350	-5.46%	0
2014	24.425298	25.924431	6.14%	0
2013	18.925689	24.425298	29.06%	0
2012	16.610069	18.925689	13.94%	0
2011	17.569856	16.610069	-5.46%	0
2010	14.352145	17.569856	22.42%	0
2009	10.819333	14.352145	32.65%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	10.720097	8.663421	-19.19%	0
2017	8.802670	10.720097	21.78%	0
2016	9.304155	8.802670	-5.39%	0
2015	9.655193	9.304155	-3.64%	0
2014	10.090308	9.655193	-4.31%	0
2013	8.591409	10.090308	17.45%	0
2012	7.667667	8.591409	12.05%	0
2011	8.746157	7.667667	-12.33%	0
2010	7.922646	8.746157	10.39%	0
2009	6.000868	7.922646	32.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	14.338308	11.494910	-19.83%	0
2017	12.062113	14.338308	18.87%	0
2016	11.844155	12.062113	1.84%	0
2015	12.900254	11.844155	-8.19%	0
2014	14.724321	12.900254	-12.39%	0
2013	12.539913	14.724321	17.42%	0
2012	11.045561	12.539913	13.53%	0
2011	13.622918	11.045561	-18.92%	0
2010	13.262129	13.622918	2.72%	0
2009	10.557165	13.262129	25.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	16.074270	15.066925	-6.27%	0
2017	12.757783	16.074270	26.00%	0
2016	12.894628	12.757783	-1.06%	0
2015	12.890036	12.894628	0.04%	0
2014	12.064346	12.890036	6.84%	0
2013	9.252936	12.064346	30.38%	0
2012	8.213980	9.252936	12.65%	0
2011	8.750361	8.213980	-6.13%	0
2010	7.819763	8.750361	11.90%	0
2009	6.232284	7.819763	25.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	14.313306	12.244246	-14.46%	0
2017	12.901682	14.313306	10.94%	0
2016	11.460615	12.901682	12.57%	0
2015	12.235645	11.460615	-6.33%	0
2014	11.442029	12.235645	6.94%	0
2013	8.735768	11.442029	30.98%	0
2012	7.659199	8.735768	14.06%	0
2011	8.407919	7.659199	-8.90%	0
2010	7.687869	8.407919	9.37%	0
2009	6.220503	7.687869	23.59%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	15.888643	14.323069	-9.85%	0
2017	12.843543	15.888643	23.71%	0
2016	12.483685	12.843543	2.88%	0
2015	12.914506	12.483685	-3.34%	0
2014	12.836513	12.914506	0.61%	0
2013	9.547400	12.836513	34.45%	0
2012	8.586006	9.547400	11.20%	0
2011	9.263366	8.586006	-7.31%	0
2010	7.550935	9.263366	22.68%	0
2009	6.143637	7.550935	22.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	18.434720	15.526369	-15.78%	0
2017	16.692961	18.434720	10.43%	0
2016	14.633144	16.692961	14.08%	0
2015	15.534055	14.633144	-5.80%	0
2014	13.685181	15.534055	13.51%	0
2013	10.398302	13.685181	31.61%	0
2012	9.214466	10.398302	12.85%	0
2011	9.724644	9.214466	-5.25%	0
2010	8.379953	9.724644	16.05%	0
2009	6.621566	8.379953	26.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	21.140967	18.818281	-10.99%	0
2017	17.483591	21.140967	20.92%	0
2016	16.678795	17.483591	4.83%	0
2015	17.104127	16.678795	-2.49%	0
2014	17.196692	17.104127	-0.54%	0
2013	12.315415	17.196692	39.64%	0
2012	11.227225	12.315415	9.69%	0
2011	11.674327	11.227225	-3.83%	0
2010	9.619973	11.674327	21.36%	0
2009	7.797612	9.619973	23.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	29.283021	23.536236	-19.62%	0
2017	27.756424	29.283021	5.50%	0
2016	22.777867	27.756424	21.86%	0
2015	25.058549	22.777867	-9.10%	0
2014	24.196598	25.058549	3.56%	0
2013	17.814319	24.196598	35.83%	0
2012	15.266588	17.814319	16.69%	0
2011	16.645645	15.266588	-8.28%	0
2010	13.567911	16.645645	22.68%	0
2009	11.113623	13.567911	22.08%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	28.363438	23.977100	-15.46%	0
2017	25.828808	28.363438	9.81%	0
2016	21.727091	25.828808	18.88%	0
2015	22.831888	21.727091	-4.84%	0
2014	23.408008	22.831888	-2.46%	0
2013	17.169135	23.408008	36.34%	0
2012	15.362191	17.169135	11.76%	0
2011	16.812085	15.362191	-8.62%	0
2010	13.867469	16.812085	21.23%	0
2009	10.634840	13.867469	30.40%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	20.829241	20.144756	-3.29%	0
2017	17.856320	20.829241	16.65%	0
2016	16.559267	17.856320	7.83%	0
2015	16.959208	16.559267	-2.36%	0
2014	15.636081	16.959208	8.46%	0
2013	12.324642	15.636081	26.87%	0
2012	11.161182	12.324642	10.42%	0
2011	11.462321	11.161182	-2.63%	0
2010	10.436497	11.462321	9.83%	0
2009	8.569281	10.436497	21.79%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.365630	11.505944	-6.95%	0
2017	12.009131	12.365630	2.97%	0
2016	11.550344	12.009131	3.97%	0
2015	12.622094	11.550344	-8.49%	0
2014	10.117831	12.622094	24.75%	0
2013	10.156538	10.117831	-0.38%	0
2012	9.059685	10.156538	12.11%	0
2011	8.799103	9.059685	2.96%	0
2010	6.987203	8.799103	25.93%	0
2009	5.519332	6.987203	26.60%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	15.782811	14.560657	-7.74%	0
2017	13.420831	15.782811	17.60%	0
2016	12.419355	13.420831	8.06%	0
2015	12.683872	12.419355	-2.09%	0
2014	11.563875	12.683872	9.69%	0
2013*	10.000000	11.563875	15.64%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	8.895963	8.698412	-2.22%	0
2017	9.027764	8.895963	-1.46%	0
2016	9.079943	9.027764	-0.57%	0
2015	9.392823	9.079943	-3.33%	0
2014	9.635733	9.392823	-2.52%	0
2013	9.923297	9.635733	-2.90%	0
2012	9.882782	9.923297	0.41%	0
2011	10.057043	9.882782	-1.73%	0
2010	10.123113	10.057043	-0.65%	0
2009	9.743443	10.123113	3.90%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.099381	12.982543	-14.02%	0
2017	13.631808	15.099381	10.77%	0
2016	11.625738	13.631808	17.26%	0
2015	12.600530	11.625738	-7.74%	0
2014	12.424757	12.600530	1.41%	0
2013*	10.000000	12.424757	24.25%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	14.664033	11.990188	-18.23%	0
2017	12.317704	14.664033	19.05%	0
2016	12.557627	12.317704	-1.91%	0
2015	13.471998	12.557627	-6.79%	0
2014	15.120708	13.471998	-10.90%	0
2013	12.979956	15.120708	16.49%	0
2012	11.192538	12.979956	15.97%	0
2011	13.175588	11.192538	-15.05%	0
2010	12.772243	13.175588	3.16%	0
2009*	10.000000	12.772243	27.72%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	29.725480	26.937729	-9.38%	0
2017	24.599495	29.725480	20.84%	0
2016	24.345031	24.599495	1.05%	0
2015	24.850862	24.345031	-2.04%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.094429	7.930431	-2.03%	0
2017	8.270384	8.094429	-2.13%	0
2016	8.422764	8.270384	-1.81%	0
2015	8.667344	8.422764	-2.82%	0
2014	8.881243	8.667344	-2.41%	0
2013	9.099805	8.881243	-2.40%	0
2012	8.968938	9.099805	1.46%	0
2011	9.218946	8.968938	-2.71%	0
2010	9.026966	9.218946	2.13%	0
2009	8.211696	9.026966	9.93%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	24.259820	22.180600	-8.57%	0
2017	21.116120	24.259820	14.89%	0
2016	19.813315	21.116120	6.58%	0
2015	20.521265	19.813315	-3.45%	0
2014	19.166097	20.521265	7.07%	0
2013	14.359005	19.166097	33.48%	0
2012	13.339546	14.359005	7.64%	0
2011	14.188375	13.339546	-5.98%	0
2010	11.905689	14.188375	19.17%	0
2009	9.339023	11.905689	27.48%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2018	10.215727	9.272663	-9.23%	0
2017	9.552485	10.215727	6.94%	0
2016	9.305897	9.552485	2.65%	0
2015	10.074266	9.305897	-7.63%	0
2014	10.113774	10.074266	-0.39%	0
2013*	10.000000	10.113774	1.14%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.663208	9.401722	-11.83%	0
2017	9.367982	10.663208	13.83%	0
2016	9.183763	9.367982	2.01%	0
2015	10.447772	9.183763	-12.10%	0
2014	10.676561	10.447772	-2.14%	0
2013*	10.000000	10.676561	6.77%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2018	10.619653	9.514942	-10.40%	0
2017	9.635137	10.619653	10.22%	0
2016	9.383807	9.635137	2.68%	0
2015	10.365751	9.383807	-9.47%	0
2014	10.425880	10.365751	-0.58%	0
2013*	10.000000	10.425880	4.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	30.021622	25.215844	-16.01%	0
2017	22.701636	30.021622	32.24%	0
2016	23.438674	22.701636	-3.14%	0
2015	23.307716	23.438674	0.56%	0
2014	23.544570	23.307716	-1.01%	0
2013	19.113433	23.544570	23.18%	0
2012	16.292457	19.113433	17.31%	0
2011	18.361296	16.292457	-11.27%	0
2010	16.359662	18.361296	12.24%	0
2009	12.102716	16.359662	35.17%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.751897	9.028397	-7.42%	0
2017	9.480346	9.751897	2.86%	0
2016	9.196558	9.480346	3.09%	0
2015	9.723338	9.196558	-5.42%	0
2014	9.780383	9.723338	-0.58%	0
2013	10.120033	9.780383	-3.36%	0
2012*	10.000000	10.120033	1.20%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.338483	8.066040	-21.98%	0
2017	8.428295	10.338483	22.66%	0
2016	8.930750	8.428295	-5.63%	0
2015	8.929655	8.930750	0.01%	0
2014*	10.000000	8.929655	-10.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	22.141008	19.734135	-10.87%	0
2017	19.568266	22.141008	13.15%	0
2016	18.123964	19.568266	7.97%	0
2015	18.121509	18.123964	0.01%	0
2014	16.921947	18.121509	7.09%	0
2013	13.272330	16.921947	27.50%	0
2012	11.734648	13.272330	13.10%	0
2011	12.134987	11.734648	-3.30%	0
2010	10.800682	12.134987	12.35%	0
2009	8.699454	10.800682	24.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	31.041489	26.931963	-13.24%	0
2017	28.091023	31.041489	10.50%	0
2016	24.608346	28.091023	14.15%	0
2015	27.015914	24.608346	-8.91%	0
2014	24.944267	27.015914	8.31%	0
2013	18.286519	24.944267	36.41%	0
2012	16.022203	18.286519	14.13%	0
2011	16.919993	16.022203	-5.31%	0
2010	14.174640	16.919993	19.37%	0
2009	10.675706	14.174640	32.77%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.544896	9.669727	-8.30%	0
2017	9.587365	10.544896	9.99%	0
2016	8.753358	9.587365	9.53%	0
2015	9.937255	8.753358	-11.91%	0
2014	10.198235	9.937255	-2.56%	0
2013	10.502179	10.198235	-2.89%	0
2012*	10.000000	10.502179	5.02%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.620921	9.803528	-7.70%	0
2017	9.973093	10.620921	6.50%	0
2016	9.080815	9.973093	9.83%	0
2015	9.588452	9.080815	-5.29%	0
2014*	10.000000	9.588452	-4.12%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.418391	9.692565	-6.97%	0
2017	9.698591	10.418391	7.42%	0
2016	9.715633	9.698591	-0.18%	0
2015	10.790365	9.715633	-9.96%	0
2014	11.090707	10.790365	-2.71%	0
2013	12.237338	11.090707	-9.37%	0
2012	11.989512	12.237338	2.07%	0
2011	11.399854	11.989512	5.17%	0
2010	10.745343	11.399854	6.09%	0
2009*	10.000000	10.745343	7.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	9.849002	9.574582	-2.79%	0
2017	10.027202	9.849002	-1.78%	0
2016	10.203309	10.027202	-1.73%	0
2015	10.496959	10.203309	-2.80%	0
2014	10.741237	10.496959	-2.27%	0
2013	11.099224	10.741237	-3.23%	0
2012	10.821193	11.099224	2.57%	0
2011	11.043642	10.821193	-2.01%	0
2010	10.823894	11.043642	2.03%	0
2009*	10.000000	10.823894	8.24%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.922293	9.760356	-1.63%	0
2017	9.997851	9.922293	-0.76%	0
2016*	10.000000	9.997851	-0.02%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	9.929866	9.569213	-3.63%	0
2017	9.765709	9.929866	1.68%	0
2016	9.813375	9.765709	-0.49%	0
2015	10.083037	9.813375	-2.67%	0
2014	9.979009	10.083037	1.04%	0
2013	10.503282	9.979009	-4.99%	0
2012	9.889448	10.503282	6.21%	0
2011*	10.000000	9.889448	-1.11%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.135303	9.882576	-11.25%	0
2017*	10.000000	11.135303	11.35%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.028441	12.936079	-0.71%	0
2017	10.259442	13.028441	26.99%	0
2016*	10.000000	10.259442	2.59%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	16.976893	13.317415	-21.56%	0
2017	13.825364	16.976893	22.80%	0
2016	14.610266	13.825364	-5.37%	0
2015	15.041140	14.610266	-2.86%	0
2014	16.633889	15.041140	-9.58%	0
2013	13.389484	16.633889	24.23%	0
2012	11.322939	13.389484	18.25%	0
2011	14.052526	11.322939	-19.42%	0
2010	13.166634	14.052526	6.73%	0
2009	10.891104	13.166634	20.89%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	30.758316	30.085854	-2.19%	0
2017	24.905642	30.758316	23.50%	0
2016	28.755321	24.905642	-13.39%	0
2015	26.357737	28.755321	9.10%	0
2014	20.706840	26.357737	27.29%	0
2013	14.182607	20.706840	46.00%	0
2012	11.161944	14.182607	27.06%	0
2011	10.423804	11.161944	7.08%	0
2010*	10.000000	10.423804	4.24%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.792661	4.715183	-30.58%	0
2017	7.142942	6.792661	-4.90%	0
2016	5.134263	7.142942	39.12%	0
2015	7.975181	5.134263	-35.62%	0
2014	10.194580	7.975181	-21.77%	0
2013	9.528859	10.194580	6.99%	0
2012*	10.000000	9.528859	-4.71%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.947913	4.832738	-30.44%	0
2017	7.285887	6.947913	-4.64%	0
2016	5.226165	7.285887	39.41%	0
2015	8.096059	5.226165	-35.45%	0
2014	10.317992	8.096059	-21.53%	0
2013	9.623397	10.317992	7.22%	0
2012*	10.000000	9.623397	-3.77%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	24.073094	23.652255	-1.75%	0
2017	19.716806	24.073094	22.09%	0
2016	18.863579	19.716806	4.52%	0
2015	20.024360	18.863579	-5.80%	0
2014	21.038947	20.024360	-4.82%	0
2013	14.437159	21.038947	45.73%	0
2012	13.798704	14.437159	4.63%	0
2011	14.910083	13.798704	-7.45%	0
2010	12.124644	14.910083	22.97%	0
2009	8.188764	12.124644	48.06%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	11.524549	10.323397	-10.42%	0
2017	10.423615	11.524549	10.56%	0
2016	10.427321	10.423615	-0.04%	0
2015	10.925246	10.427321	-4.56%	0
2014	10.841982	10.925246	0.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	21.322917	19.410278	-8.97%	0
2017	18.590806	21.322917	14.70%	0
2016	17.307399	18.590806	7.42%	0
2015	17.646282	17.307399	-1.92%	0
2014	16.697230	17.646282	5.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.554555	-24.45%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	30.981865	25.371692	-18.11%	0
2017	28.388004	30.981865	9.14%	0
2016	23.522131	28.388004	20.69%	0
2015	25.793776	23.522131	-8.81%	0
2014	24.483755	25.793776	5.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.420552	9.790805	-6.04%	0
2017	10.393542	10.420552	0.26%	0
2016	10.295554	10.393542	0.95%	0
2015	10.916420	10.295554	-5.69%	0
2014	10.928349	10.916420	-0.11%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	20.958515	18.805246	-10.27%	0
2017	18.014839	20.958515	16.34%	0
2016	16.455652	18.014839	9.48%	0
2015	18.093696	16.455652	-9.05%	0
2014	16.657015	18.093696	8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	23.689532	19.934351	-15.85%	0
2017	21.975418	23.689532	7.80%	0
2016	18.516504	21.975418	18.68%	0
2015	19.455805	18.516504	-4.83%	0
2014	17.308897	19.455805	12.40%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.275885	9.647991	-6.11%	0
2017	9.923175	10.275885	3.55%	0
2016	9.094993	9.923175	9.11%	0
2015*	10.000000	9.094993	-9.05%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.555850	9.172154	-4.02%	0
2017	9.574080	9.555850	-0.19%	0
2016	9.662298	9.574080	-0.91%	0
2015*	10.000000	9.662298	-3.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.182747	10.904874	-10.49%	0
2017	10.813913	12.182747	12.66%	0
2016	9.634600	10.813913	12.24%	0
2015*	10.000000	9.634600	-3.65%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.434122	12.897432	-10.65%	0
2017	13.125858	14.434122	9.97%	0
2016	13.075012	13.125858	0.39%	0
2015	13.658038	13.075012	-4.27%	0
2014	13.856439	13.658038	-1.43%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.069731	9.346298	-7.18%	0
2017*	10.000000	10.069731	0.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.275771	12.266172	-19.70%	0
2017	14.133645	15.275771	8.08%	0
2016	11.148765	14.133645	26.77%	0
2015	12.325890	11.148765	-9.55%	0
2014	12.068509	12.325890	2.13%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.550962	10.230902	-18.49%	0
2017	11.281184	12.550962	11.26%	0
2016	10.125706	11.281184	11.41%	0
2015	10.741599	10.125706	-5.73%	0
2014*	10.000000	10.741599	7.42%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	31.725924	27.919655	-12.00%	0
2017	29.185401	31.725924	8.70%	0
2016	24.002952	29.185401	21.59%	0
2015	25.414245	24.002952	-5.55%	0
2014	25.001148	25.414245	1.65%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	22.479763	20.678552	-8.01%	0
2017	19.176568	22.479763	17.23%	0
2016	17.793298	19.176568	7.77%	0
2015	18.242123	17.793298	-2.46%	0
2014	16.678944	18.242123	9.37%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	20.046238	18.004254	-10.19%	0
2017	16.320048	20.046238	22.83%	0
2016	15.678515	16.320048	4.09%	0
2015	16.665899	15.678515	-5.92%	0
2014	15.983625	16.665899	4.27%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	19.069444	14.880204	-21.97%	0
2017	15.854268	19.069444	20.28%	0
2016	14.036999	15.854268	12.95%	0
2015	14.891727	14.036999	-5.74%	0
2014	15.199190	14.891727	-2.02%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	9.865701	9.530185	-3.40%	0
2017	9.861952	9.865701	0.04%	0
2016	9.360221	9.861952	5.36%	0
2015	9.776658	9.360221	-4.26%	0
2014*	10.000000	9.776658	-2.23%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	8.985500	-10.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	10.607610	10.175310	-4.08%	0
2017	10.572182	10.607610	0.34%	0
2016	10.559038	10.572182	0.12%	0
2015	10.967586	10.559038	-3.73%	0
2014	10.956954	10.967586	0.10%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.132752	-18.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	13.549189	12.541302	-7.44%	0
2017	12.420680	13.549189	9.09%	0
2016	12.205000	12.420680	1.77%	0
2015	12.688851	12.205000	-3.81%	0
2014	12.591633	12.688851	0.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	14.568852	13.229227	-9.20%	0
2017	12.957489	14.568852	12.44%	0
2016	12.663592	12.957489	2.32%	0
2015	13.156195	12.663592	-3.74%	0
2014	13.007444	13.156195	1.14%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	15.856800	14.095672	-11.11%	0
2017	13.584865	15.856800	16.72%	0
2016	13.205449	13.584865	2.87%	0
2015	13.728884	13.205449	-3.81%	0
2014	13.554498	13.728884	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.560924	10.680866	-7.61%	0
2017	10.295017	11.560924	12.30%	0
2016*	10.000000	10.295017	2.95%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	13.307553	9.679076	-27.27%	0
2017	14.153207	13.307553	-5.97%	0
2016	10.962034	14.153207	29.11%	0
2015	14.305143	10.962034	-23.37%	0
2014	16.958991	14.305143	-15.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	19.619772	17.349087	-11.57%	0
2017	18.009032	19.619772	8.94%	0
2016	15.820151	18.009032	13.84%	0
2015	17.084243	15.820151	-7.40%	0
2014	16.286267	17.084243	4.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.530312	11.000764	-12.21%	0
2017	11.110845	12.530312	12.78%	0
2016*	10.000000	11.110845	11.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	23.595348	22.713586	-3.74%	0
2017	18.096917	23.595348	30.38%	0
2016	18.610453	18.096917	-2.76%	0
2015	18.002586	18.610453	3.38%	0
2014	16.770040	18.002586	7.35%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.839626	10.397489	-4.08%	0
2017	10.778223	10.839626	0.57%	0
2016	10.667341	10.778223	1.04%	0
2015	11.125955	10.667341	-4.12%	0
2014	10.893647	11.125955	2.13%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	34.758032	28.639769	-17.60%	0
2017	29.816831	34.758032	16.57%	0
2016	27.546998	29.816831	8.24%	0
2015	28.958930	27.546998	-4.88%	0
2014	28.243737	28.958930	2.53%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	20.020561	16.441376	-17.88%	0
2017	15.925651	20.020561	25.71%	0
2016	17.383507	15.925651	-8.39%	0
2015	17.403201	17.383507	-0.11%	0
2014	19.625650	17.403201	-11.32%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	25.420098	20.275662	-20.24%	0
2017	22.072158	25.420098	15.17%	0
2016	20.886737	22.072158	5.68%	0
2015	22.311516	20.886737	-6.39%	0
2014	21.662121	22.311516	3.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	11.875747	10.373723	-12.65%	0
2017	10.966164	11.875747	8.29%	0
2016	10.018777	10.966164	9.46%	0
2015	11.047194	10.018777	-9.31%	0
2014	11.107885	11.047194	-0.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	13.513669	12.502891	-7.48%	0
2017	12.740979	13.513669	6.06%	0
2016	11.554155	12.740979	10.27%	0
2015	12.855454	11.554155	-10.12%	0
2014	12.707614	12.855454	1.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	22.878566	20.996616	-8.23%	0
2017	19.622599	22.878566	16.59%	0
2016	17.485210	19.622599	12.22%	0
2015	18.766587	17.485210	-6.83%	0
2014	17.849950	18.766587	5.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	28.956561	24.390307	-15.77%	0
2017	27.059477	28.956561	7.01%	0
2016	21.491976	27.059477	25.91%	0
2015	23.998424	21.491976	-10.44%	0
2014	24.676786	23.998424	-2.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.053867	8.998788	-18.59%	0
2017	8.140220	11.053867	35.79%	0
2016	7.167023	8.140220	13.58%	0
2015	9.219167	7.167023	-22.26%	0
2014*	10.000000	9.219167	-7.81%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	17.739693	14.502287	-18.25%	0
2017	15.719134	17.739693	12.85%	0
2016	15.165896	15.719134	3.65%	0
2015	16.772779	15.165896	-9.58%	0
2014	19.518283	16.772779	-14.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	8.954272	8.824895	-1.44%	0
2017	9.084052	8.954272	-1.43%	0
2016	9.125036	9.084052	-0.45%	0
2015	9.861052	9.125036	-7.46%	0
2014*	10.000000	9.861052	-1.39%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.190372	10.349897	-7.51%	0
2017	10.229785	11.190372	9.39%	0
2016	10.138129	10.229785	0.90%	0
2015	11.131775	10.138129	-8.93%	0
2014	11.074706	11.131775	0.52%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.277883	-7.22%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.400567	8.627432	-8.22%	0
2017	9.375927	9.400567	0.26%	0
2016	9.742132	9.375927	-3.76%	0
2015	9.891708	9.742132	-1.51%	0
2014	9.773846	9.891708	1.21%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	16.514340	15.345007	-7.08%	0
2017	13.442770	16.514340	22.85%	0
2016	13.625409	13.442770	-1.34%	0
2015	13.451479	13.625409	1.29%	0
2014	12.860045	13.451479	4.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	13.807251	11.800468	-14.53%	0
2017	12.452305	13.807251	10.88%	0
2016	11.378347	12.452305	9.44%	0
2015	12.292964	11.378347	-7.44%	0
2014	12.203709	12.292964	0.73%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	14.834066	13.499134	-9.00%	0
2017	12.558045	14.834066	18.12%	0
2016	12.911570	12.558045	-2.74%	0
2015	13.214605	12.911570	-2.29%	0
2014	12.689622	13.214605	4.14%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.463364	12.308532	-8.58%	0
2017	11.770515	13.463364	14.38%	0
2016	12.491951	11.770515	-5.78%	0
2015	14.094890	12.491951	-11.37%	0
2014	15.386235	14.094890	-8.39%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	11.773586	11.142209	-5.36%	0
2017	11.412017	11.773586	3.17%	0
2016	10.156277	11.412017	12.36%	0
2015	11.233696	10.156277	-9.59%	0
2014	11.399893	11.233696	-1.46%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	14.936402	14.432239	-3.38%	0
2017	12.170906	14.936402	22.72%	0
2016	11.859816	12.170906	2.62%	0
2015	13.017069	11.859816	-8.89%	0
2014	12.479277	13.017069	4.31%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	20.123677	19.539825	-2.90%	0
2017	17.613898	20.123677	14.25%	0
2016	17.458461	17.613898	0.89%	0
2015	17.980482	17.458461	-2.90%	0
2014	17.178801	17.980482	4.67%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.538134	9.103030	-4.56%	0
2017	9.542769	9.538134	-0.05%	0
2016	9.653051	9.542769	-1.14%	0
2015*	10.000000	9.653051	-3.47%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	29.943221	29.447016	-1.66%	0
2017	23.817262	29.943221	25.72%	0
2016	24.158537	23.817262	-1.41%	0
2015	22.318647	24.158537	8.24%	0
2014	21.278457	22.318647	4.89%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	21.235447	20.717273	-2.44%	0
2017	15.151965	21.235447	40.15%	0
2016	13.761267	15.151965	10.11%	0
2015	13.599120	13.761267	1.19%	0
2014	12.860941	13.599120	5.74%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	22.528118	18.483303	-17.95%	0
2017	17.808378	22.528118	26.50%	0
2016	19.738579	17.808378	-9.78%	0
2015	22.383540	19.738579	-11.82%	0
2014	26.334916	22.383540	-15.00%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.408701	8.195634	-21.26%	0
2017	8.419716	10.408701	23.62%	0
2016	7.208206	8.419716	16.81%	0
2015	9.324686	7.208206	-22.70%	0
2014*	10.000000	9.324686	-6.75%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	9.884083	9.458031	-4.31%	0
2017	9.840222	9.884083	0.45%	0
2016*	10.000000	9.840222	-1.60%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	14.992121	14.245516	-4.98%	0
2017	12.270871	14.992121	22.18%	0
2016	11.662293	12.270871	5.22%	0
2015	12.324849	11.662293	-5.38%	0
2014	13.778280	12.324849	-10.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	24.986994	21.655546	-13.33%	0
2017	22.017262	24.986994	13.49%	0
2016	20.009866	22.017262	10.03%	0
2015	20.887858	20.009866	-4.20%	0
2014	19.600874	20.887858	6.57%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	17.259675	15.064003	-12.72%	0
2017	14.072533	17.259675	22.65%	0
2016	14.013057	14.072533	0.42%	0
2015	13.629792	14.013057	2.81%	0
2014	13.937065	13.629792	-2.20%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.158432	11.822581	-2.76%	0
2017	9.814061	12.158432	23.89%	0
2016	9.587921	9.814061	2.36%	0
2015*	10.000000	9.587921	-4.12%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	10.542541	10.099931	-4.20%	0
2017	10.294452	10.542541	2.41%	0
2016	10.055497	10.294452	2.38%	0
2015	10.485965	10.055497	-4.11%	0
2014	10.081087	10.485965	4.02%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	19.331169	17.372984	-10.13%	0
2017	18.240450	19.331169	5.98%	0
2016	17.056394	18.240450	6.94%	0
2015	17.848386	17.056394	-4.44%	0
2014	17.939035	17.848386	-0.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	9.819010	8.744163	-10.95%	0
2017	9.021389	9.819010	8.84%	0
2016	8.113864	9.021389	11.18%	0
2015*	10.000000	8.113864	-18.86%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	16.915212	15.179251	-10.26%	0
2017	14.883261	16.915212	13.65%	0
2016	13.864078	14.883261	7.35%	0
2015	15.444279	13.864078	-10.23%	0
2014	16.308112	15.444279	-5.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	22.626929	19.804142	-12.48%	0
2017	21.576166	22.626929	4.87%	0
2016	18.559035	21.576166	16.26%	0
2015	20.084651	18.559035	-7.60%	0
2014	18.389015	20.084651	9.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	14.171835	13.019292	-8.13%	0
2017	12.655261	14.171835	11.98%	0
2016	12.005427	12.655261	5.41%	0
2015	12.294156	12.005427	-2.35%	0
2014	12.109411	12.294156	1.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	9.432105	9.021274	-4.36%	0
2017	9.449583	9.432105	-0.18%	0
2016	9.518867	9.449583	-0.73%	0
2015	9.866520	9.518867	-3.52%	0
2014	9.719325	9.866520	1.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	16.440804	14.397291	-12.43%	0
2017	12.980286	16.440804	26.66%	0
2016	13.396894	12.980286	-3.11%	0
2015	13.003295	13.396894	3.03%	0
2014	13.204701	13.003295	-1.53%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	16.682114	16.022604	-3.95%	0
2017	13.497524	16.682114	23.59%	0
2016	12.796897	13.497524	5.47%	0
2015	12.434441	12.796897	2.91%	0
2014	11.898931	12.434441	4.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	14.269161	13.494144	-5.43%	0
2017	12.101092	14.269161	17.92%	0
2016	11.263953	12.101092	7.43%	0
2015	11.523181	11.263953	-2.25%	0
2014	10.810740	11.523181	6.59%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	12.054997	11.381680	-5.59%	0
2017	11.722957	12.054997	2.83%	0
2016	11.157116	11.722957	5.07%	0
2015	11.881336	11.157116	-6.10%	0
2014	11.827459	11.881336	0.46%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	21.635289	19.356745	-10.53%	0
2017	19.008894	21.635289	13.82%	0
2016	16.717824	19.008894	13.70%	0
2015	18.493489	16.717824	-9.60%	0
2014	17.557408	18.493489	5.33%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.482667	9.276221	-11.51%	0
2017	9.152157	10.482667	14.54%	0
2016	9.190224	9.152157	-0.41%	0
2015*	10.000000	9.190224	-8.10%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	9.957512	-0.42%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	16.118074	15.115912	-6.22%	0
2017	15.611638	16.118074	3.24%	0
2016	14.140952	15.611638	10.40%	0
2015	15.015156	14.140952	-5.82%	0
2014	15.141411	15.015156	-0.83%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	14.534591	13.348457	-8.16%	0
2017	12.046281	14.534591	20.66%	0
2016	10.970382	12.046281	9.81%	0
2015	11.481761	10.970382	-4.45%	0
2014	11.142735	11.481761	3.04%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	15.510011	14.114238	-9.00%	0
2017	13.549443	15.510011	14.47%	0
2016	12.724220	13.549443	6.49%	0
2015	13.213760	12.724220	-3.70%	0
2014	12.365127	13.213760	6.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	12.923398	11.151792	-13.71%	0
2017	11.154543	12.923398	15.86%	0
2016	10.643886	11.154543	4.80%	0
2015	11.203708	10.643886	-5.00%	0
2014	11.087499	11.203708	1.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	11.779165	10.678336	-9.35%	0
2017	10.869925	11.779165	8.36%	0
2016	10.592781	10.869925	2.62%	0
2015	11.071605	10.592781	-4.32%	0
2014	10.977683	11.071605	0.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	12.513979	11.111391	-11.21%	0
2017	11.173622	12.513979	12.00%	0
2016	10.765619	11.173622	3.79%	0
2015	11.282993	10.765619	-4.59%	0
2014	11.144545	11.282993	1.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	10.426437	9.817852	-5.84%	0
2017	10.136677	10.426437	2.86%	0
2016	10.019437	10.136677	1.17%	0
2015	10.438003	10.019437	-4.01%	0
2014	10.445687	10.438003	-0.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.072691	9.954506	-10.10%	0
2017	9.976294	11.072691	10.99%	0
2016	9.772724	9.976294	2.08%	0
2015	10.559746	9.772724	-7.45%	0
2014	10.678775	10.559746	-1.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.370641	10.215671	-10.16%	0
2017	9.981603	11.370641	13.92%	0
2016	9.717562	9.981603	2.72%	0
2015	10.564483	9.717562	-8.02%	0
2014	10.815436	10.564483	-2.32%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	12.178894	10.940254	-10.17%	0
2017	11.049674	12.178894	10.22%	0
2016	10.704285	11.049674	3.23%	0
2015	11.188894	10.704285	-4.33%	0
2014	11.065050	11.188894	1.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	12.698287	11.110061	-12.51%	0
2017	11.120794	12.698287	14.19%	0
2016	10.687869	11.120794	4.05%	0
2015	11.221877	10.687869	-4.76%	0
2014	11.098574	11.221877	1.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	11.374152	10.472885	-7.92%	0
2017	10.703086	11.374152	6.27%	0
2016	10.441065	10.703086	2.51%	0
2015	10.913679	10.441065	-4.33%	0
2014	10.843475	10.913679	0.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.554364	10.133978	-3.98%	0
2017	10.475683	10.554364	0.75%	0
2016	10.315816	10.475683	1.55%	0
2015	10.762632	10.315816	-4.15%	0
2014	10.632419	10.762632	1.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.251919	10.720464	-4.72%	0
2017	11.212452	11.251919	0.35%	0
2016	11.219730	11.212452	-0.06%	0
2015	11.662969	11.219730	-3.80%	0
2014	11.499600	11.662969	1.42%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.114530	9.651078	-13.17%	0
2017	9.749002	11.114530	14.01%	0
2016	9.050140	9.749002	7.72%	0
2015*	10.000000	9.050140	-9.50%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	10.707116	9.542409	-10.88%	0
2017	9.726064	10.707116	10.09%	0
2016	9.246197	9.726064	5.19%	0
2015*	10.000000	9.246197	-7.54%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	24.876497	23.680320	-4.81%	0
2017	20.243025	24.876497	22.89%	0
2016	20.258394	20.243025	-0.08%	0
2015	19.985908	20.258394	1.36%	0
2014	19.037872	19.985908	4.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	26.850558	21.375769	-20.39%	0
2017	19.659338	26.850558	36.58%	0
2016	18.913728	19.659338	3.94%	0
2015	23.350260	18.913728	-19.00%	0
2014	25.615322	23.350260	-8.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	9.586525	9.264008	-3.36%	0
2017	9.710356	9.586525	-1.28%	0
2016	9.966890	9.710356	-2.57%	0
2015	10.318278	9.966890	-3.41%	0
2014	10.204161	10.318278	1.12%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	7.087435	6.947589	-1.97%	0
2017	7.297869	7.087435	-2.88%	0
2016	7.545651	7.297869	-3.28%	0
2015	7.803155	7.545651	-3.30%	0
2014	8.069444	7.803155	-3.30%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	8.727150	7.188472	-17.63%	0
2017	7.101297	8.727150	22.90%	0
2016	7.296731	7.101297	-2.68%	0
2015	7.796961	7.296731	-6.42%	0
2014	8.121551	7.796961	-4.00%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	9.195367	7.634216	-16.98%	0
2017	7.639725	9.195367	20.36%	0
2016	7.858611	7.639725	-2.79%	0
2015	8.241366	7.858611	-4.64%	0
2014	9.084851	8.241366	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	20.985730	18.492544	-11.88%	0
2017	18.322784	20.985730	14.53%	0
2016	17.307571	18.322784	5.87%	0
2015	18.078739	17.307571	-4.27%	0
2014	17.807944	18.078739	1.52%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	14.756558	13.574982	-8.01%	0
2017	13.730318	14.756558	7.47%	0
2016	13.355770	13.730318	2.80%	0
2015	13.835607	13.355770	-3.47%	0
2014	13.680481	13.835607	1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	17.586979	15.903052	-9.57%	0
2017	15.839639	17.586979	11.03%	0
2016	15.202069	15.839639	4.19%	0
2015	15.804971	15.202069	-3.81%	0
2014	15.534691	15.804971	1.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.096772	10.535095	-5.06%	0
2017	10.857381	11.096772	2.20%	0
2016	10.767738	10.857381	0.83%	0
2015	11.105826	10.767738	-3.04%	0
2014	11.054753	11.105826	0.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	10.989683	10.027242	-8.76%	0
2017	9.965330	10.989683	10.28%	0
2016	9.748034	9.965330	2.23%	0
2015	10.418437	9.748034	-6.43%	0
2014	10.515756	10.418437	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.334218	10.294617	-9.17%	0
2017	10.020071	11.334218	13.12%	0
2016	9.687651	10.020071	3.43%	0
2015	10.430865	9.687651	-7.13%	0
2014	10.603043	10.430865	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	16.151567	14.728567	-8.81%	0
2017	14.789273	16.151567	9.21%	0
2016	14.272996	14.789273	3.62%	0
2015	14.809691	14.272996	-3.62%	0
2014	14.560680	14.809691	1.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	19.046635	16.991614	-10.79%	0
2017	16.879306	19.046635	12.84%	0
2016	16.089059	16.879306	4.91%	0
2015	16.760512	16.089059	-4.01%	0
2014	16.513896	16.760512	1.49%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	13.605144	12.662785	-6.93%	0
2017	12.881490	13.605144	5.62%	0
2016	12.601180	12.881490	2.22%	0
2015	13.035222	12.601180	-3.33%	0
2014	12.870098	13.035222	1.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.112229	10.225563	-7.98%	0
2017	9.774511	11.112229	13.69%	0
2016	9.311228	9.774511	4.98%	0
2015	9.850377	9.311228	-5.47%	0
2014*	10.000000	9.850377	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.183434	11.475787	-5.81%	0
2017	10.351824	12.183434	17.69%	0
2016	9.726964	10.351824	6.42%	0
2015	10.044743	9.726964	-3.16%	0
2014*	10.000000	10.044743	0.45%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	30.696701	26.299062	-14.33%	0
2017	27.415065	30.696701	11.97%	0
2016	23.566265	27.415065	16.33%	0
2015	25.004238	23.566265	-5.75%	0
2014	23.631411	25.004238	5.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	10.403970	8.381764	-19.44%	0
2017	8.569495	10.403970	21.41%	0
2016	9.085734	8.569495	-5.68%	0
2015	9.457803	9.085734	-3.93%	0
2014	9.914690	9.457803	-4.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	13.701513	10.950208	-20.08%	0
2017	11.562048	13.701513	18.50%	0
2016	11.388262	11.562048	1.53%	0
2015	12.442229	11.388262	-8.47%	0
2014	14.245632	12.442229	-12.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	15.600343	14.577195	-6.56%	0
2017	12.419912	15.600343	25.61%	0
2016	12.591959	12.419912	-1.37%	0
2015	12.626520	12.591959	-0.27%	0
2014	11.854377	12.626520	6.51%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	13.891224	11.846187	-14.72%	0
2017	12.559935	13.891224	10.60%	0
2016	11.191562	12.559935	12.23%	0
2015	11.985483	11.191562	-6.62%	0
2014	11.242862	11.985483	6.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	15.420103	13.857429	-10.13%	0
2017	12.503347	15.420103	23.33%	0
2016	12.190617	12.503347	2.57%	0
2015	12.650460	12.190617	-3.63%	0
2014	12.613084	12.650460	0.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	17.891150	15.021659	-16.04%	0
2017	16.250845	17.891150	10.09%	0
2016	14.289641	16.250845	13.72%	0
2015	15.216478	14.289641	-6.09%	0
2014	13.446979	15.216478	13.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	20.202268	17.926738	-11.26%	0
2017	16.758935	20.202268	20.55%	0
2016	16.036950	16.758935	4.50%	0
2015	16.496956	16.036950	-2.79%	0
2014	16.637708	16.496956	-0.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	27.982797	22.421157	-19.88%	0
2017	26.606030	27.982797	5.17%	0
2016	21.901337	26.606030	21.48%	0
2015	24.169050	21.901337	-9.38%	0
2014	23.410099	24.169050	3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	27.104136	22.841217	-15.73%	0
2017	24.758373	27.104136	9.47%	0
2016	20.891049	24.758373	18.51%	0
2015	22.021456	20.891049	-5.13%	0
2014	22.647189	22.021456	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	19.904376	19.190384	-3.59%	0
2017	17.116206	19.904376	16.29%	0
2016	15.922000	17.116206	7.50%	0
2015	16.357135	15.922000	-2.66%	0
2014	15.127768	16.357135	8.13%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.000955	11.131871	-7.24%	0
2017	11.690999	12.000955	2.65%	0
2016	11.279122	11.690999	3.65%	0
2015	12.363961	11.279122	-8.77%	0
2014	9.941629	12.363961	24.37%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	15.556572	14.307277	-8.03%	0
2017	13.269351	15.556572	17.24%	0
2016	12.317160	13.269351	7.73%	0
2015	12.618529	12.317160	-2.39%	0
2014	11.539979	12.618529	9.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	8.633699	8.415710	-2.52%	0
2017	8.788723	8.633699	-1.76%	0
2016	8.866876	8.788723	-0.88%	0
2015	9.200869	8.866876	-3.63%	0
2014	9.468098	9.200869	-2.82%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	14.882913	12.756590	-14.29%	0
2017	13.477933	14.882913	10.42%	0
2016	11.530049	13.477933	16.89%	0
2015	12.535608	11.530049	-8.02%	0
2014	12.399093	12.535608	1.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	14.275792	11.636398	-18.49%	0
2017	12.028652	14.275792	18.68%	0
2016	12.300892	12.028652	-2.21%	0
2015	13.237563	12.300892	-7.08%	0
2014	14.903708	13.237563	-11.18%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	28.376409	25.635133	-9.66%	0
2017	23.555680	28.376409	20.47%	0
2016	23.384143	23.555680	0.73%	0
2015	23.944082	23.384143	-2.34%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	7.735015	7.554738	-2.33%	0
2017	7.927608	7.735015	-2.43%	0
2016	8.098663	7.927608	-2.11%	0
2015	8.359686	8.098663	-3.12%	0
2014	8.592563	8.359686	-2.71%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	23.182654	21.129792	-8.86%	0
2017	20.240927	23.182654	14.53%	0
2016	19.050878	20.240927	6.25%	0
2015	19.792799	19.050878	-3.75%	0
2014	18.543082	19.792799	6.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	28.688677	24.021242	-16.27%	0
2017	21.760733	28.688677	31.84%	0
2016	22.536737	21.760733	-3.44%	0
2015	22.480353	22.536737	0.25%	0
2014	22.779257	22.480353	-1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.596803	8.857171	-7.71%	0
2017	9.358443	9.596803	2.55%	0
2016	9.106387	9.358443	2.77%	0
2015	9.657875	9.106387	-5.71%	0
2014	9.744677	9.657875	-0.89%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.221844	7.950201	-22.22%	0
2017	8.358972	10.221844	22.29%	0
2016	8.884698	8.358972	-5.92%	0
2015	8.911170	8.884698	-0.30%	0
2014*	10.000000	8.911170	-10.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	21.157971	18.799276	-11.15%	0
2017	18.757277	21.157971	12.80%	0
2016	17.426568	18.757277	7.64%	0
2015	17.478271	17.426568	-0.30%	0
2014	16.371924	17.478271	6.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	29.663274	25.656083	-13.51%	0
2017	26.926832	29.663274	10.16%	0
2016	23.661428	26.926832	13.80%	0
2015	26.056966	23.661428	-9.19%	0
2014	24.133495	26.056966	7.97%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.361650	9.472130	-8.58%	0
2017	9.449887	10.361650	9.65%	0
2016	8.654517	9.449887	9.19%	0
2015	9.855534	8.654517	-12.19%	0
2014	10.145741	9.855534	-2.86%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.500986	9.662686	-7.98%	0
2017	9.890989	10.500986	6.17%	0
2016	9.033931	9.890989	9.49%	0
2015	9.568537	9.033931	-5.59%	0
2014*	10.000000	9.568537	-4.31%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.142511	9.406559	-7.26%	0
2017	9.470995	10.142511	7.09%	0
2016	9.516985	9.470995	-0.48%	0
2015	10.602543	9.516985	-10.24%	0
2014	10.931471	10.602543	-3.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	9.588246	9.292121	-3.09%	0
2017	9.791927	9.588246	-2.08%	0
2016	9.994730	9.791927	-2.03%	0
2015	10.314270	9.994730	-3.10%	0
2014	10.587041	10.314270	-2.58%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.871215	9.679910	-1.94%	0
2017	9.977147	9.871215	-1.06%	0
2016*	10.000000	9.977147	-0.23%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	9.727092	9.344657	-3.93%	0
2017	9.595873	9.727092	1.37%	0
2016	9.672539	9.595873	-0.79%	0
2015	9.969176	9.672539	-2.98%	0
2014	9.896939	9.969176	0.73%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.112477	9.831639	-11.53%	0
2017*	10.000000	11.112477	11.12%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	12.969859	12.837847	-1.02%	0
2017	10.244877	12.969859	26.60%	0
2016*	10.000000	10.244877	2.45%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	16.222918	12.686341	-21.80%	0
2017	13.252204	16.222918	22.42%	0
2016	14.047903	13.252204	-5.66%	0
2015	14.507078	14.047903	-3.17%	0
2014	16.093065	14.507078	-9.86%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	30.037546	29.289397	-2.49%	0
2017	24.397226	30.037546	23.12%	0
2016	28.255525	24.397226	-13.66%	0
2015	25.979956	28.255525	8.76%	0
2014	20.473322	25.979956	26.90%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.674478	4.618708	-30.80%	0
2017	7.040371	6.674478	-5.20%	0
2016	5.076185	7.040371	38.69%	0
2015	7.909512	5.076185	-35.82%	0
2014	10.142071	7.909512	-22.01%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.826953	4.733799	-30.66%	0
2017	7.181189	6.826953	-4.93%	0
2016	5.167001	7.181189	38.98%	0
2015	8.029330	5.167001	-35.65%	0
2014	10.264761	8.029330	-21.78%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	23.114203	22.639445	-2.05%	0
2017	18.989974	23.114203	21.72%	0
2016	18.224407	18.989974	4.20%	0
2015	19.405905	18.224407	-6.09%	0
2014	20.452454	19.405905	-5.12%	0

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 5 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)

IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

RATIONAL FUNDS

Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

AB FUNDS

AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALPS FUNDS

ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP Inc - AC VP Balanced Fund: Class I (ACVB)

AC VP Inc - AC VP CAF: Class I (ACVCA)

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Growth Fund: Class 1 (AFGF)

AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)

AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)(1)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (1)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Schwab Gov MM Portfolio(TM) (CHSMM)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Value Series: SC (DWVVLS)

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)

FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)

FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)

FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)

FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Utilities Series: SC (MVUSC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)

VICTORY FUNDS

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)

NATIONWIDE FUNDS GROUP

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1) (1)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2) (1)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF) (1)

NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2) (1)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT Real Estate Fund: Class II (NVRE2)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Guardian Portfolio: I Class Shares (AMGP)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)

OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD) (1)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA) (1)

PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - PF Aggressive: Class II (WRPAP)

Ivy VIP - PF Conservative: Class II (WRPCP)

Ivy VIP - PF Moderate: Class II (WRPMP)

Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)

Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)

WELLS FARGO FUNDS

WF VT - VT Discovery Fund: Class 2 (SVDF)

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 18, 2018 (inception) to December 31, 2018.

AB FUNDS

AB VPS Fund Inc - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statement of changes in contract owners’ equity for the period from December 31, 2018 (inception) to December 31, 2018.

ALPS FUNDS

ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from December 19, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 21, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)

AFIS(R) - International Fund: Class 4 (AMVI4)

AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 31, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 22, 2017 (inception) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

Statement of operations for the period from January 1, 2018 to August 17, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation) and the year ended December 31, 2017.

FEDERATED INVESTORS

Fed IS - Fed Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 11, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS

FID VIPs - EM Portfolio - SC 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2018 (inception) to December 31, 2018.

LORD ABBETT FUNDS

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2018 (inception) to December 31, 2018.

MAINSTAY FUNDS

MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 8, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 22, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT - NVI Bond Index Fund: Class I (NVBX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from November 16, 2018 (inception) to December 31, 2018.

PIMCO FUNDS

PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2018 (inception) to December 31, 2018.

PIMCO FUNDS

PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)

Statement of operations for the period from January 1, 2018 to April 27, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to April 27, 2018 (liquidation) and the year ended December 31, 2017.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Strategic Income Fund: Advisor Shares (GVSIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 25, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 12, 2017 (inception) to December 31, 2017.

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2018 (inception) to December 31, 2018.

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Long Short Equity Fund (RSRF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2018 (inception) to December 31, 2018.

IVY INVESTMENTS

IVY VIP - Energy: Class II (WRENG)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to May 12, 2017 (liquidation).

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth & Income Fund: Class IB (PVGIB)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to April 28, 2017 (liquidation).

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL High Income VIP Fund: Class 2 (FTVHI2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets*,**,***:
Investments at fair value:
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
1,699,622 shares (cost $33,230,756)	$28,400,687
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
3,785,229 shares (cost $63,994,672)	64,992,374
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
3,994,194 shares (cost $130,088,259)	195,635,626
Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)
2,456,040 shares (cost $98,295,419)	120,468,761
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
1,050,520 shares (cost $34,997,384)	32,282,486
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
636,401 shares (cost $26,034,379)	22,808,611
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)
2,250,675 shares (cost $92,769,293)	79,876,456
Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
20,179 shares (cost $947,003)	797,669
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)
423,724 shares (cost $10,295,081)	11,876,980
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)
73,333 shares (cost $4,321,613)	4,025,958
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
1,194,248 shares (cost $16,144,148)	12,802,336
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)
2,802,530 shares (cost $15,080,900)	13,087,816
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
20,846 shares (cost $238,289)	197,416
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)
1,315,694 shares (cost $19,474,712)	15,775,170
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
927,446 shares (cost $10,620,261)	9,728,908
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
452,031 shares (cost $5,298,265)	4,832,208
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
633,523 shares (cost $7,559,039)	6,905,403
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
17,778 shares (cost $331,270)	323,737
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)
35,783 shares (cost $409,492)	357,115
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
145,295 shares (cost $3,819,645)	3,972,362
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
48,565 shares (cost $708,728)	596,867
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
4,113 shares (cost $48,675)	48,982
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
1,178,064 shares (cost $14,025,334)	13,924,713
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
41,153 shares (cost $830,789)	696,717
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
5,276,323 shares (cost $104,448,627)	88,378,404
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2,442 shares (cost $22,860)	18,486
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
4,517 shares (cost $50,000)	50,000

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
162,294 shares (cost $1,644,094)	1,567,761
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)
3,583,309 shares (cost $25,189,128)	25,405,661
AC VP Inc - AC VP CAF: Class I (ACVCA)
1,872 shares (cost $27,011)	26,521
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
1,422,591 shares (cost $12,589,491)	12,831,772
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)
344,642 shares (cost $3,081,800)	3,108,670
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
21,899,871 shares (cost $231,296,215)	211,114,757
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
642 shares (cost $6,924)	6,123
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
533,737 shares (cost $10,619,288)	9,772,717
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)
7,741,521 shares (cost $148,905,132)	141,824,656
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
6,850 shares (cost $145,228)	145,768
AFIS(R) - Growth Fund: Class 1 (AFGF)
132,390 shares (cost $8,775,231)	9,262,020
AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)
43,708 shares (cost $438,929)	408,229
AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
57,143,103 shares (cost $684,211,041)	698,288,718
AFIS(R) - Intnl Fund: Class 4 (AMVI4)
20,507 shares (cost $371,321)	356,820
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
17,008 shares (cost $220,525)	207,325
AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)
54,134 shares (cost $663,586)	646,359
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)
12,621 shares (cost $126,715)	118,005
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
3,355,019 shares (cost $24,372,961)	22,814,132
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
26,079,927 shares (cost $305,367,209)	297,050,370
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
19,844,278 shares (cost $212,466,992)	201,419,417
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
24,391,160 shares (cost $358,124,037)	315,865,517
Schwab Gov MM Portfolio(TM) (CHSMM)
5,093,142 shares (cost $5,093,142)	5,093,142
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
469,786 shares (cost $3,139,483)	2,889,183
DE VIPT - DE VIP Value Series: SC (DWVVLS)
83,738 shares (cost $2,462,034)	2,361,401
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
1,486,800 shares (cost $55,938,186)	48,439,955
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
8,374,179 shares (cost $77,341,662)	74,697,681
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)
51,675 shares (cost $542,328)	495,566
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
464,523 shares (cost $5,210,390)	4,947,174
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)
1,529,063 shares (cost $16,995,663)	16,238,644

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
12,071,776 shares (cost $245,879,529)	245,902,077
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)
419,557 shares (cost $4,992,578)	4,703,238
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
7,308,980 shares (cost $40,539,299)	36,325,629
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
6,182,606 shares (cost $88,857,025)	84,578,056
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
24,283,449 shares (cost $420,690,051)	397,520,068
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
4,191,822 shares (cost $84,738,398)	61,661,695
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
13,252,514 shares (cost $279,284,358)	263,062,406
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
361,914 shares (cost $4,535,030)	4,451,539
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)
18,755,634 shares (cost $221,267,088)	229,568,962
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
699,595 shares (cost $9,155,061)	8,772,923
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)
30,747,321 shares (cost $348,714,929)	384,341,511
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
875,307 shares (cost $11,180,505)	11,335,229
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)
4,637,978 shares (cost $61,496,765)	59,876,302
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
15,993,756 shares (cost $326,535,142)	302,921,732
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)
5,494,528 shares (cost $226,386,970)	346,814,591
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
5,498,344 shares (cost $340,435,877)	340,402,460
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
995,796 shares (cost $12,624,302)	12,148,707
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)
54,949,735 shares (cost $688,366,432)	661,045,317
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
512,637 shares (cost $17,062,208)	15,327,840
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)
7,210,035 shares (cost $230,673,532)	210,677,224
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)
2,391,459 shares (cost $44,791,501)	45,748,618
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
4,491,942 shares (cost $90,261,139)	85,122,300
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
306,656 shares (cost $3,871,464)	3,400,820
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
288,114 shares (cost $5,193,173)	4,725,077
FID VIPs - EM Portfolio: SC 2 (FEMS2)
271,427 shares (cost $2,967,751)	2,703,415
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
15,292,331 shares (cost $239,399,504)	225,408,963
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)
1,244,940 shares (cost $29,278,064)	31,173,297
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
4,911,286 shares (cost $91,547,850)	71,704,769
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
66,372 shares (cost $1,344,722)	1,125,007

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
1,024,658 shares (cost $8,578,419)	8,750,578
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2,171,014 shares (cost $34,844,588)	27,658,723
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
6,512,450 shares (cost $116,129,382)	109,604,540
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
12,595,884 shares (cost $91,359,709)	79,605,988
FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)
115,171 shares (cost $1,226,634)	1,183,962
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,031,442 shares (cost $11,062,425)	10,479,453
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
269,195 shares (cost $8,484,097)	9,580,636
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
28,588 shares (cost $1,926,510)	1,800,781
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
5,246,818 shares (cost $67,000,470)	64,168,590
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
3,541,102 shares (cost $122,065,300)	117,387,540
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
10,991,025 shares (cost $117,096,321)	122,989,567
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
1,304,974 shares (cost $40,473,528)	33,459,542
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
2,266,306 shares (cost $45,150,587)	42,606,546
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2,431,906 shares (cost $40,550,082)	38,813,215
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
2,372 shares (cost $34,288)	33,331
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
3,431 shares (cost $45,846)	41,889
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)
311,875 shares (cost $5,310,935)	5,420,382
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)
2,354,635 shares (cost $41,920,773)	37,462,243
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)
6,020 shares (cost $177,310)	173,732
MFS(R) VIT - MFS Value Series: SC (MVFSC)
20,018,947 shares (cost $316,941,453)	339,521,349
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
10,515,169 shares (cost $232,168,653)	258,673,146
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
1,649,662 shares (cost $12,596,903)	11,151,718
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
247,688 shares (cost $2,641,435)	2,632,924
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)
887,740 shares (cost $9,364,096)	9,401,169
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
184,208 shares (cost $1,420,115)	1,306,035
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)
77,606 shares (cost $614,930)	545,572
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
36,286 shares (cost $381,165)	358,147
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
905 shares (cost $15,040)	17,658
MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)
101 shares (cost $1,609)	1,956

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)
12,721 shares (cost $143,097)	130,009
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
340,039 shares (cost $3,355,136)	3,305,182
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
17,119 shares (cost $174,922)	172,730
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
32,667,050 shares (cost $336,580,086)	336,470,616
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
164,305,743 shares (cost $1,706,226,323)	1,703,850,552
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2,484,920 shares (cost $39,854,557)	34,913,132
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
10,654,395 shares (cost $175,076,904)	148,522,262
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
253,580,084 shares (cost $4,905,149,297)	5,987,025,783
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
273,889,354 shares (cost $3,110,855,123)	3,031,955,146
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
10,584,509 shares (cost $295,587,062)	287,157,731
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
6,547,354 shares (cost $488,969,247)	516,193,417
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
57,173,026 shares (cost $2,786,230,614)	2,852,934,018
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
9,490,617 shares (cost $61,906,655)	57,038,608
NW VIT - NVIT EM Fund: Class I (GEM)
709,623 shares (cost $8,247,296)	7,954,875
NW VIT - NVIT EM Fund: Class II (GEM2)
4,424,174 shares (cost $51,518,172)	48,975,603
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
1,475,551 shares (cost $15,776,701)	14,489,913
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
4,192,566 shares (cost $44,054,101)	40,793,669
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
6,584,691 shares (cost $62,230,567)	66,241,989
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
3,692,168 shares (cost $39,183,072)	36,589,385
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
172,155 shares (cost $2,388,212)	2,043,484
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
7,904,473 shares (cost $98,080,549)	93,668,003
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
6,967,385 shares (cost $71,235,221)	61,103,966
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
197,084,998 shares (cost $2,130,439,621)	1,939,316,382
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
240,432,930 shares (cost $2,518,397,440)	2,264,878,196
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
63,020,780 shares (cost $661,352,121)	605,629,694
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
236,847,864 shares (cost $2,517,840,574)	2,264,265,579
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
35,317,120 shares (cost $351,677,188)	289,247,212
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
72,471,515 shares (cost $778,981,666)	703,698,412
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
283,196 shares (cost $3,054,717)	2,948,074

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
8,786,076 shares (cost $94,964,369)	91,111,606
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
6,265,523 shares (cost $71,123,237)	67,730,309
NW VIT - NVIT NW Fund: Class I (TRF)
6,030,105 shares (cost $59,480,357)	113,968,991
NW VIT - NVIT NW Fund: Class II (TRF2)
4,970,393 shares (cost $53,206,597)	93,592,498
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
18,640,948 shares (cost $204,574,033)	195,170,729
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
268,560 shares (cost $2,655,476)	2,333,789
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)
9,265,101 shares (cost $87,950,190)	80,143,126
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
13,166,850 shares (cost $147,579,222)	147,600,391
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
99,092,251 shares (cost $1,430,996,440)	1,425,937,492
NW VIT - NVIT ID CAF: Class II (NVDCA2)
81,857,226 shares (cost $1,276,416,520)	1,312,171,339
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
61,860,502 shares (cost $634,971,584)	587,674,773
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
181,261,637 shares (cost $2,023,593,114)	2,004,753,705
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
56,618,260 shares (cost $612,282,148)	655,639,449
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
69,377,950 shares (cost $734,896,297)	703,492,418
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
10,266,047 shares (cost $240,099,018)	212,815,144
NW VIT - NVIT Gov MM Fund: Class I (SAM)
565,636,921 shares (cost $565,636,921)	565,636,921
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2,059,648 shares (cost $23,708,138)	18,825,185
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
9,482,658 shares (cost $94,297,292)	86,197,366
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
235,191 shares (cost $2,537,782)	2,142,588
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
5,138,405 shares (cost $52,232,874)	46,553,948
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
735,451 shares (cost $9,253,886)	8,362,080
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
9,344,043 shares (cost $117,631,443)	105,120,485
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
356,813 shares (cost $3,603,768)	3,047,181
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
7,842,071 shares (cost $79,465,141)	66,500,766
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
15,354,394 shares (cost $162,900,910)	146,634,467
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
10,390,905 shares (cost $116,311,882)	94,349,420
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
77,908 shares (cost $822,065)	626,381
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
26,162,492 shares (cost $278,100,743)	211,654,560
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
334,645 shares (cost $6,023,511)	5,337,587

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2,119,055 shares (cost $35,699,074)	31,277,248
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2,169,652 shares (cost $27,871,521)	22,998,313
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
3,149,311 shares (cost $43,847,020)	32,406,410
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
3,529,146 shares (cost $66,673,017)	54,101,815
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2,477,592 shares (cost $49,485,391)	35,355,234
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
26,617,596 shares (cost $245,015,912)	233,968,673
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
15,949,830 shares (cost $164,872,961)	160,933,786
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
18,654,271 shares (cost $330,948,261)	327,755,539
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
13,301,478 shares (cost $245,906,280)	232,110,787
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
16,430,646 shares (cost $190,054,780)	171,371,641
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
193,295 shares (cost $3,736,220)	3,200,970
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)
13,783,227 shares (cost $210,938,343)	226,596,255
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
6,391,329 shares (cost $46,665,227)	38,923,191
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)
12,899,067 shares (cost $91,728,057)	77,652,381
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
1,232,467 shares (cost $14,909,499)	13,865,259
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
1,242,812 shares (cost $15,889,414)	14,081,061
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
118,760,543 shares (cost $1,260,283,076)	1,160,290,502
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
54,987,709 shares (cost $579,943,327)	531,181,274
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
93,741,603 shares (cost $1,007,567,727)	977,724,915
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
41,884,516 shares (cost $446,329,312)	427,640,905
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
8,027,581 shares (cost $103,772,012)	84,530,430
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)
39,516,699 shares (cost $605,562,496)	626,339,683
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
25,169,338 shares (cost $250,514,381)	244,394,269
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
6,875,602 shares (cost $73,539,249)	71,506,259
NB AMT - Guardian Portfolio: I Class Shares (AMGP) ***
1 shares (cost $11)	9
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)
9,436 shares (cost $126,182)	106,626
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
504 shares (cost $12,893)	12,152
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
114,323 shares (cost $2,625,830)	2,533,389
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
917 shares (cost $11,021)	13,371

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
647,541 shares (cost $12,997,891)	14,699,174
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
22,393,674 shares (cost $54,603,915)	47,474,588
OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)
1,585,785 shares (cost $21,967,228)	22,882,882
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)
2,173,766 shares (cost $16,630,287)	16,281,505
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
3,056,985 shares (cost $113,244,703)	116,165,447
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2,812,156 shares (cost $113,469,040)	105,540,199
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
644,729 shares (cost $1,534,529)	1,308,800
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
372,829 shares (cost $10,810,367)	9,995,553
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)
6,104,293 shares (cost $160,147,445)	161,824,817
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
266,502 shares (cost $6,417,195)	5,425,977
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
4,266,641 shares (cost $102,079,701)	85,460,826
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
130,785 shares (cost $10,112,874)	8,978,418
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
305,812 shares (cost $1,518,973)	1,425,086
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,325,299 shares (cost $7,035,215)	6,361,434
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)
1,644 shares (cost $17,025)	17,045
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
4,049,628 shares (cost $43,518,598)	40,698,757
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
1,726,205 shares (cost $17,989,184)	16,537,047
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
39,231,982 shares (cost $411,423,959)	395,458,381
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
34,989,418 shares (cost $387,708,247)	366,689,100
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)
19,248 shares (cost $142,077)	117,220
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
911,019 shares (cost $11,760,938)	10,941,343
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)
32,262 shares (cost $245,506)	234,864
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)
5,219 shares (cost $54,621)	54,020
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
4,795,978 shares (cost $49,712,840)	49,350,616
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)
58,022 shares (cost $631,469)	628,956
PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)
20,187 shares (cost $247,196)	239,221
GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)
70,600 shares (cost $984,605)	725,766
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
1,008,878 shares (cost $11,868,296)	11,743,341
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
50,610 shares (cost $454,275)	431,194

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
94,801 shares (cost $2,377,109)	2,191,805
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
225,672 shares (cost $2,316,711)	2,159,681
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
569,508 shares (cost $8,016,685)	6,930,912
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
29,899 shares (cost $258,730)	235,305
GGH Variable Fund - Long Short Equity Fund (RSRF)
397 shares (cost $6,404)	5,235
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
621,255 shares (cost $14,815,881)	14,642,979
T RP Equity Series Inc - T RP Blue Chip Growth Portfolio: II (TRBCG2) ***
0 shares (cost $8)	9
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
6,313,405 shares (cost $244,005,190)	243,823,717
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
1,465,034 shares (cost $31,738,394)	23,982,605
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)
810,692 shares (cost $7,887,628)	6,290,969
VanEck VIPT - EM Fund: Initial Class (VWEM)
1,115,826 shares (cost $14,414,105)	13,311,799
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
629,608 shares (cost $18,796,771)	10,715,932
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
1,470,997 shares (cost $7,718,014)	7,577,402
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)
312,207 shares (cost $1,662,101)	1,619,388
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)
967,423 shares (cost $5,169,598)	5,159,752
Ivy VIP - Asset Strategy: Class II (WRASP)
17,320,962 shares (cost $181,095,465)	143,621,953
Ivy VIP - Energy: Class II (WRENG)
606 shares (cost $3,571)	2,343
Ivy VIP - High Income: Class II (WRHIP)
23,730,602 shares (cost $84,625,644)	79,155,796
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
8,070,583 shares (cost $88,400,222)	89,351,850
Ivy VIP - PF Aggressive: Class II (WRPAP)
4,350 shares (cost $21,716)	20,022
Ivy VIP - PF Conservative: Class II (WRPCP)
266,116 shares (cost $1,318,665)	1,286,593
Ivy VIP - PF Moderate: Class II (WRPMP)
4,717,429 shares (cost $25,428,795)	23,045,582
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
8,727,704 shares (cost $48,689,126)	43,489,274
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)
961,447 shares (cost $5,192,798)	4,708,783
WF VT - VT Discovery Fund: Class 2 (SVDF)
1,467 shares (cost $35,778)	38,352
WF VT - VT Opportunity Fund: Class 2 (SVOF)
10,065 shares (cost $222,979)	229,985
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
9,175,021 shares (cost $90,391,500)	86,153,447
WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)
858 shares (cost $21,754)	21,659

Total Investments***	$48,894,622,365

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Accounts Receivable - AC VP Inc - AC VP CAF: Class I (ACVCA) (total assets - $26,605; total contract owners’ equity - $26,605)	84
Accounts Receivable - AC VP Inc - AC VP Intnl Fund: Class I (ACVI) (total assets - $6,179; total contract owners’ equity - $6,179)	56
Accounts Receivable - AFIS(R) - High-Income Bond Fund: Class 1 (AFHY) (total assets - $408,370; total contract owners’ equity - $408,370)	141
Accounts Receivable - BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3) (total assets - $22,913,395; total contract owners’ equity - $22,913,395)	99,263
Accounts Receivable - BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (total assets - $297,633,981; total contract owners’ equity - $297,633,981)	583,611
Accounts Receivable - MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE) (total assets - $17,735; total contract owners’ equity - $17,735)	77
Accounts Receivable - NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG) (total assets - $12,349; total contract owners’ equity - $12,349)	197
Accounts Receivable - NB AMT - Large Cap Value Portfolio: Class I (AMTP) (total assets - $13,378; total contract owners’ equity - $13,378)	7
Accounts Receivable - WF VT - VT Discovery Fund: Class 2 (SVDF) (total assets - $38,366; total contract owners’ equity - $38,366)	14
Accounts Receivable - WF VT - VT Opportunity Fund: Class 2 (SVOF) (total assets - $230,758; total contract owners’ equity - $230,758)	773
Accounts Payable - MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB) (total assets - $1,956; total contract owners’ equity - $1,954)	(2)
Accounts Payable - NB AMT - Guardian Portfolio: I Class Shares (AMGP) (total assets - $9; total contract owners’ equity - $0) ***	(9)
Accounts Payable - GGH Variable Fund - Long Short Equity Fund (RSRF) (total assets - $5,235; total contract owners’ equity - $5,233)	(2)
Accounts Payable - T RP Equity Series Inc - T RP Blue Chip Growth Portfolio: II (TRBCG2) (total assets - $9; total contract owners’ equity - $0) ***	(9)
Other Accounts Payable	(110,524)

$48,895,196,042

Contract Owners’ Equity***:
Accumulation units	48,884,126,452
Contracts in payout (annuitization) period (note 1f)	11,069,590

Total Contract Owners’ Equity (note 5)	$48,895,196,042

See accompanying notes to financial statements.

*

For all subaccounts not included herein but listed as an investment option in note 1(b), total assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2018.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where contract owners were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account and obsolete funds are unaudited.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS
Reinvested dividends	$843,814,146	115,550	650,802	3,682,588	1,967,356	660,338	322,016	960,547
Mortality and expense risk charges (note 2)	(795,801,649)	(556,686)	(1,172,293)	(3,017,070)	(2,096,858)	(488,590)	(342,960)	(1,468,644)

Net investment income (loss)	48,012,497	(441,136)	(521,491)	665,518	(129,502)	171,748	(20,944)	(508,097)

Realized gain (loss) on investments	903,559,124	(182,674)	4,740,391	12,264,225	10,675,558	1,511,319	186,732	428,131
Change in unrealized gain (loss) on investments	(7,183,273,746)	(9,294,649)	(15,917,127)	(29,584,102)	(21,362,236)	(10,565,838)	(5,389,509)	(19,390,741)

Net gain (loss) on investments	(6,279,714,622)	(9,477,323)	(11,176,736)	(17,319,877)	(10,686,678)	(9,054,519)	(5,202,777)	(18,962,610)

Reinvested capital gains	2,729,622,590	4,002,076	4,352,311	5,118,664	3,274,385	6,984,593	3,218,564	12,286,830

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,502,079,535)	(5,916,383)	(7,345,916)	(11,535,695)	(7,541,795)	(1,898,178)	(2,005,157)	(7,183,877)

Investment Activity:	DVDLS	DGI	ACEG2	IVMCC2	IVKMG2	IVBRA1	HVSIT	NOTB4
Reinvested dividends	$-	110,498	-	16,883	-	3,278	124,570	137,458
Mortality and expense risk charges (note 2)	(13,416)	(186,126)	(74,972)	(250,001)	(245,791)	(842)	(310,817)	(181,690)

Net investment income (loss)	(13,416)	(75,628)	(74,972)	(233,118)	(245,791)	2,436	(186,247)	(44,232)

Realized gain (loss) on investments	24,615	763,346	351,568	(277,852)	1,166,673	(2,007)	(2,880,143)	49,581
Change in unrealized gain (loss) on investments	(388,974)	(2,654,626)	(796,498)	(3,593,695)	(3,618,568)	(32,843)	969,425	(1,412,743)

Net gain (loss) on investments	(364,359)	(1,891,280)	(444,930)	(3,871,547)	(2,451,895)	(34,850)	(1,910,718)	(1,363,162)

Reinvested capital gains	166,236	1,283,614	321,677	2,162,694	1,751,094	18,821	833,890	552,954

Net increase (decrease) in contract owners’ equity resulting from operations	$(211,539)	(683,294)	(198,225)	(1,941,971)	(946,592)	(13,593)	(1,263,075)	(854,440)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NOTG4	NOTMG4	ALMCS	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB
Reinvested dividends	$53,712	98,462	-	6,618	33,845	5,218	1,003	253,838
Mortality and expense risk charges (note 2)	(129,890)	(141,582)	(4,025)	(1,606)	(68,049)	(3,535)	(321)	(296,327)

Net investment income (loss)	(76,178)	(43,120)	(4,025)	5,012	(34,204)	1,683	682	(42,489)

Realized gain (loss) on investments	352,432	4,513	7,030	(9,101)	556,652	(7,637)	187	276,971
Change in unrealized gain (loss) on investments	(1,155,032)	(1,064,467)	(90,445)	(50,299)	(1,334,184)	(111,862)	(5,073)	(1,693,655)

Net gain (loss) on investments	(802,600)	(1,059,954)	(83,415)	(59,400)	(777,532)	(119,499)	(4,886)	(1,416,684)

Reinvested capital gains	351,223	370,798	54,815	29,618	514,481	-	69	20,238

Net increase (decrease) in contract owners’ equity resulting from operations	$(527,555)	(732,276)	(32,625)	(24,770)	(297,255)	(117,816)	(4,135)	(1,438,935)

Investment Activity:	ALVSVA	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$4,356	242,602	391	45,711	394,653	-	280,051	60,015
Mortality and expense risk charges (note 2)	(4,041)	(1,762,978)	(90)	(5,987)	(376,555)	(406)	(195,765)	(50,184)

Net investment income (loss)	315	(1,520,376)	301	39,724	18,098	(406)	84,286	9,831

Realized gain (loss) on investments	47,775	439,725	300	(26)	1,248,626	725	790,680	209,046
Change in unrealized gain (loss) on investments	(231,135)	(25,096,329)	(5,079)	(80,290)	(2,785,551)	(2,256)	(3,106,831)	(774,609)

Net gain (loss) on investments	(183,360)	(24,656,604)	(4,779)	(80,316)	(1,536,925)	(1,531)	(2,316,151)	(565,563)

Reinvested capital gains	72,676	8,634,531	-	-	189,600	180	1,094,429	273,788

Net increase (decrease) in contract owners’ equity resulting from operations	$(110,369)	(17,542,449)	(4,478)	(40,592)	(1,329,227)	(1,757)	(1,137,436)	(281,944)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVGS4	AFGF	AFHY	AVPAP2
Reinvested dividends	$6,331,023	95	166,514	2,128,929	-	71,904	34,063	10,321,568
Mortality and expense risk charges (note 2)	(3,429,548)	(104)	(146,898)	(2,697,208)	(18)	(144,164)	(8,835)	(11,961,737)

Net investment income (loss)	2,901,475	(9)	19,616	(568,279)	(18)	(72,260)	25,228	(1,640,169)

Realized gain (loss) on investments	(7,207,810)	113	249,401	6,199,565	-	327,349	(12,047)	12,512,742
Change in unrealized gain (loss) on investments	(5,751,415)	(1,672)	(2,613,642)	(39,883,668)	540	(1,361,317)	(32,457)	(88,710,918)

Net gain (loss) on investments	(12,959,225)	(1,559)	(2,364,241)	(33,684,103)	540	(1,033,968)	(44,504)	(76,198,176)

Reinvested capital gains	-	493	756,816	10,516,053	-	1,083,012	-	30,232,133

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,057,750)	(1,075)	(1,587,809)	(23,736,329)	522	(23,216)	(19,276)	(47,606,212)

Investment Activity:	AMVI4	AMVBC4	AFGC	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3
Reinvested dividends	$1,761	1,770	13,332	1,700	1,878,503	6,799,886	3,973,620	2,973,776
Mortality and expense risk charges (note 2)	(285)	(327)	(8,709)	(215)	(534,173)	(3,911,606)	(3,435,272)	(5,904,102)

Net investment income (loss)	1,476	1,443	4,623	1,485	1,344,330	2,888,280	538,348	(2,930,326)

Realized gain (loss) on investments	(21)	(4)	266	(61)	(1,024,322)	(295,238)	4,407,565	2,038,078
Change in unrealized gain (loss) on investments	(14,501)	(13,200)	(8,086)	(8,710)	(1,535,712)	(8,016,626)	(40,364,295)	(46,294,503)

Net gain (loss) on investments	(14,522)	(13,204)	(7,820)	(8,771)	(2,560,034)	(8,311,864)	(35,956,730)	(44,256,425)

Reinvested capital gains	-	-	-	-	-	-	16,298,658	15,092,560

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,046)	(11,761)	(3,197)	(7,286)	(1,215,704)	(5,423,584)	(19,119,724)	(32,094,191)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FCA2S	FVU2S	FQB
Reinvested dividends	$93,808	155,459	25,868	355,907	2,584,594	17,636	-	171,769
Mortality and expense risk charges (note 2)	(56,375)	(38,882)	(8,837)	(961,551)	(1,085,433)	(5,332)	(2,689)	(73,408)

Net investment income (loss)	37,433	116,577	17,031	(605,644)	1,499,161	12,304	(2,689)	98,361

Realized gain (loss) on investments	-	(17,915)	9,773	827,868	651,715	(92,962)	(65)	(64,112)
Change in unrealized gain (loss) on investments	-	(259,535)	(229,654)	(15,227,262)	(3,696,557)	71,751	(46,762)	(149,281)

Net gain (loss) on investments	-	(277,450)	(219,881)	(14,399,394)	(3,044,842)	(21,211)	(46,827)	(213,393)

Reinvested capital gains	-	-	113,066	4,256,704	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$37,433	(160,873)	(89,784)	(10,748,334)	(1,545,681)	(8,907)	(49,516)	(115,032)

Investment Activity:	FQBS	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2	FEI2
Reinvested dividends	$507,185	6,248,182	41,016	2,215,062	1,555,135	5,198,536	586,703	6,057,739
Mortality and expense risk charges (note 2)	(258,371)	(3,818,132)	(82,472)	(555,630)	(1,279,583)	(5,101,818)	(1,397,939)	(4,631,679)

Net investment income (loss)	248,814	2,430,050	(41,456)	1,659,432	275,552	96,718	(811,236)	1,426,060

Realized gain (loss) on investments	(206,676)	(2,461,075)	332,339	(147,736)	(709,692)	1,118,749	(25,823)	5,139,766
Change in unrealized gain (loss) on investments	(464,573)	(39,778,728)	(1,642,487)	(3,327,761)	(8,812,378)	(44,377,897)	(20,975,884)	(49,613,070)

Net gain (loss) on investments	(671,249)	(42,239,803)	(1,310,148)	(3,475,497)	(9,522,070)	(43,259,148)	(21,001,707)	(44,473,304)

Reinvested capital gains	-	13,534,654	262,800	-	3,209,936	17,121,835	83,754	14,100,291

Net increase (decrease) in contract owners’ equity resulting from operations	$(422,435)	(26,275,099)	(1,088,804)	(1,816,065)	(6,036,582)	(26,040,595)	(21,729,189)	(28,946,953)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGP
Reinvested dividends	$71,838	3,434,533	135,255	5,367,552	160,238	755,190	493,859	953,025
Mortality and expense risk charges (note 2)	(63,842)	(3,641,140)	(126,299)	(6,417,698)	(172,072)	(1,126,337)	(4,152,339)	(5,321,261)

Net investment income (loss)	7,996	(206,607)	8,956	(1,050,146)	(11,834)	(371,147)	(3,658,480)	(4,368,236)

Realized gain (loss) on investments	45,923	5,460,195	344,974	15,114,450	621,571	1,403,270	3,872,401	29,599,018
Change in unrealized gain (loss) on investments	(443,305)	(26,102,773)	(1,352,360)	(60,188,294)	(2,131,261)	(9,147,520)	(49,791,435)	(82,860,360)

Net gain (loss) on investments	(397,382)	(20,642,578)	(1,007,386)	(45,073,844)	(1,509,690)	(7,744,250)	(45,919,034)	(53,261,342)

Reinvested capital gains	135,453	7,001,858	308,057	14,371,284	342,307	1,773,016	15,255,804	55,285,394

Net increase (decrease) in contract owners’ equity resulting from operations	$(253,933)	(13,847,327)	(690,373)	(31,752,706)	(1,179,217)	(6,342,381)	(34,321,710)	(2,344,184)

Investment Activity:	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS
Reinvested dividends	$150,209	300,339	14,969,046	104,250	1,053,052	832,764	1,316,598	36,302
Mortality and expense risk charges (note 2)	(6,098,874)	(170,578)	(8,876,949)	(250,475)	(4,161,441)	(735,263)	(1,502,092)	(56,154)

Net investment income (loss)	(5,948,665)	129,761	6,092,097	(146,225)	(3,108,389)	97,501	(185,494)	(19,852)

Realized gain (loss) on investments	14,118,539	(199,311)	(423,542)	277,996	6,906,338	583,232	1,128,172	197,080
Change in unrealized gain (loss) on investments	(66,693,541)	(286,813)	(22,436,181)	(4,648,257)	(67,955,807)	(9,512,953)	(17,141,232)	(1,148,924)

Net gain (loss) on investments	(52,575,002)	(486,124)	(22,859,723)	(4,370,261)	(61,049,469)	(8,929,721)	(16,013,060)	(951,844)

Reinvested capital gains	51,928,807	83,100	3,764,870	1,649,105	24,078,372	-	-	194,281

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,594,860)	(273,263)	(13,002,756)	(2,867,381)	(40,079,486)	(8,832,220)	(16,198,554)	(777,415)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

Years Ended December 31, 2018

Investment Activity:	FRESS2	FEMS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2
Reinvested dividends	$122,771	15,742	11,892,616	451,446	792,590	28,871	101,689	887,149
Mortality and expense risk charges (note 2)	(45,470)	(12,698)	(4,041,325)	(523,037)	(1,321,530)	(5,360)	(168,463)	(502,706)

Net investment income (loss)	77,301	3,044	7,851,291	(71,591)	(528,940)	23,511	(66,774)	384,443

Realized gain (loss) on investments	(97,554)	(1,665)	3,671,899	2,444,711	2,882,734	(7,094)	(107,114)	(1,089,557)
Change in unrealized gain (loss) on investments	(447,000)	(264,336)	(25,548,526)	(6,696,720)	(27,725,338)	(175,665)	(1,878,357)	(5,020,502)

Net gain (loss) on investments	(544,554)	(266,001)	(21,876,627)	(4,252,009)	(24,842,604)	(182,759)	(1,985,471)	(6,110,059)

Reinvested capital gains	134,840	-	-	2,186,578	13,498,029	15,296	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(332,413)	(262,957)	(14,025,336)	(2,137,022)	(11,873,515)	(143,952)	(2,052,245)	(5,725,616)

Investment Activity:	FTVGI2	FTVFA2	FTVSI2	JPMMV1	JABS	JAMGS	JAFBS	JACAS
Reinvested dividends	$-	2,914,512	32,933	128,127	180,042	2,321	1,663,692	1,702,078
Mortality and expense risk charges (note 2)	(1,810,659)	(1,603,098)	(4,863)	(176,697)	(126,239)	(6,465)	(920,843)	(2,054,389)

Net investment income (loss)	(1,810,659)	1,311,414	28,070	(48,570)	53,803	(4,144)	742,849	(352,311)

Realized gain (loss) on investments	(1,945,731)	363,722	(4,219)	338,017	425,373	12,719	(139,264)	710,265
Change in unrealized gain (loss) on investments	4,193,318	(14,122,207)	(46,307)	(2,111,734)	(808,909)	(191,274)	(2,208,007)	(16,594,783)

Net gain (loss) on investments	2,247,587	(13,758,485)	(50,526)	(1,773,717)	(383,536)	(178,555)	(2,347,271)	(15,884,518)

Reinvested capital gains	-	2,282,402	-	214,170	261,634	84,734	-	18,286,925

Net increase (decrease) in contract owners’ equity resulting from operations	$436,928	(10,164,669)	(22,456)	(1,608,117)	(68,099)	(97,965)	(1,604,422)	2,050,096

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	JAGTS	JAIGS	LZREMS	LOVTRC	LOVSDC	MNCPS2	M2IGSS	MNDSC
Reinvested dividends	$1,512,830	709,523	909,405	1,218,099	1,126	153	20,160	-
Mortality and expense risk charges (note 2)	(2,227,261)	(636,983)	(769,030)	(467,645)	(39)	(60)	(89,874)	(646,479)

Net investment income (loss)	(714,431)	72,540	140,375	750,454	1,087	93	(69,714)	(646,479)

Realized gain (loss) on investments	16,505,654	(1,833,508)	1,184,685	(76,499)	-	(4)	82,259	1,821,170
Change in unrealized gain (loss) on investments	(22,197,486)	(5,139,049)	(11,710,029)	(1,344,164)	(957)	(3,957)	(378,897)	(9,219,737)

Net gain (loss) on investments	(5,691,832)	(6,972,557)	(10,525,344)	(1,420,663)	(957)	(3,961)	(296,638)	(7,398,567)

Reinvested capital gains	4,567,351	-	-	-	-	409	356,282	6,094,876

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,838,912)	(6,900,017)	(10,384,969)	(670,209)	130	(3,459)	(10,070)	(1,950,170)

Investment Activity:	MVUSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB
Reinvested dividends	$1,379	5,199,720	2,604,278	321,784	57,959	227,666	86,544	35,835
Mortality and expense risk charges (note 2)	(951)	(6,183,255)	(4,445,133)	(188,183)	(32,128)	(146,982)	(20,106)	(5,633)

Net investment income (loss)	428	(983,535)	(1,840,855)	133,601	25,831	80,684	66,438	30,202

Realized gain (loss) on investments	(6,450)	22,357,608	11,909,540	(70,194)	785	71,349	7,084	(17,110)
Change in unrealized gain (loss) on investments	4,819	(94,048,066)	(45,275,409)	(1,671,137)	(70,753)	(399,355)	(204,563)	(64,719)

Net gain (loss) on investments	(1,631)	(71,690,458)	(33,365,869)	(1,741,331)	(69,968)	(328,006)	(197,479)	(81,829)

Reinvested capital gains	631	27,076,633	3,237,821	437,769	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(572)	(45,597,360)	(31,968,903)	(1,169,961)	(44,137)	(247,322)	(131,041)	(51,627)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	VKVGR2	MSVRE	MSVREB	VYDS	DTRTFB	NVBX	NAMGI2	NAMAA2
Reinvested dividends	$9,985	661	60	724	87,169	4,563	3,622,095	22,348,023
Mortality and expense risk charges (note 2)	(3,828)	(319)	(32)	(2,269)	(18,667)	(505)	(4,410,348)	(23,998,157)

Net investment income (loss)	6,157	342	28	(1,545)	68,502	4,058	(788,253)	(1,650,134)

Realized gain (loss) on investments	1,138	2,357	144	25,153	(3,290)	(1)	2,471,246	827,956
Change in unrealized gain (loss) on investments	(35,038)	(4,917)	(380)	(71,050)	(49,953)	(2,192)	(30,426,570)	(191,171,667)

Net gain (loss) on investments	(33,900)	(2,560)	(236)	(45,897)	(53,243)	(2,193)	(27,955,324)	(190,343,711)

Reinvested capital gains	-	-	-	26,541	-	91	13,014,492	81,105,626

Net increase (decrease) in contract owners’ equity resulting from operations	$(27,743)	(2,218)	(208)	(20,901)	15,259	1,956	(15,729,085)	(110,888,219)

Investment Activity:	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$566,319	2,130,451	76,904,565	69,605,468	745,445	1,774,563	30,982,501	3,569,494
Mortality and expense risk charges (note 2)	(556,103)	(2,672,850)	(98,472,188)	(42,905,875)	(5,112,614)	(9,252,895)	(46,074,755)	(993,450)

Net investment income (loss)	10,216	(542,399)	(21,567,623)	26,699,593	(4,367,169)	(7,478,332)	(15,092,254)	2,576,044

Realized gain (loss) on investments	1,013,724	4,380,443	162,349,396	11,017,167	11,244,628	45,661,848	118,796,905	1,147,091
Change in unrealized gain (loss) on investments	(7,833,295)	(33,380,021)	(893,029,411)	(122,145,281)	(58,849,838)	(102,883,549)	(450,860,185)	(6,560,887)

Net gain (loss) on investments	(6,819,571)	(28,999,578)	(730,680,015)	(111,128,114)	(47,605,210)	(57,221,701)	(332,063,280)	(5,413,796)

Reinvested capital gains	2,692,475	11,649,477	341,399,975	11,124,343	17,453,965	56,261,054	247,543,198	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,116,880)	(17,892,500)	(410,847,663)	(73,304,178)	(34,518,414)	(8,438,979)	(99,612,336)	(2,837,752)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2
Reinvested dividends	$62,619	251,228	346,706	858,103	403,587	189,122	14,987	604,282
Mortality and expense risk charges (note 2)	(122,902)	(949,791)	(227,898)	(749,232)	(1,019,813)	(646,450)	(29,377)	(1,709,997)

Net investment income (loss)	(60,283)	(698,563)	118,808	108,871	(616,226)	(457,328)	(14,390)	(1,105,715)

Realized gain (loss) on investments	242,622	2,326,366	158,153	2,345,202	3,143,671	1,123,674	(31,900)	7,426,223
Change in unrealized gain (loss) on investments	(2,069,335)	(13,325,589)	(3,085,892)	(10,312,723)	(14,357,331)	(7,593,896)	(349,371)	(24,473,148)

Net gain (loss) on investments	(1,826,713)	(10,999,223)	(2,927,739)	(7,967,521)	(11,213,660)	(6,470,222)	(381,271)	(17,046,925)

Reinvested capital gains	-	-	83,763	229,734	7,763,536	4,380,874	233,530	11,452,954

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,886,996)	(11,697,786)	(2,725,168)	(7,628,916)	(4,066,350)	(2,546,676)	(162,131)	(6,699,686)

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1
Reinvested dividends	$1,336,357	47,364,189	51,606,493	14,050,198	51,664,604	6,668,401	16,757,544	95,386
Mortality and expense risk charges (note 2)	(1,258,962)	(32,096,206)	(39,523,631)	(9,852,727)	(38,837,177)	(5,420,237)	(11,616,195)	(43,843)

Net investment income (loss)	77,395	15,267,983	12,082,862	4,197,471	12,827,427	1,248,164	5,141,349	51,543

Realized gain (loss) on investments	(881,096)	29,768,140	36,926,764	(4,289,679)	36,562,752	423,579	3,096,067	(53,375)
Change in unrealized gain (loss) on investments	(9,548,966)	(317,141,748)	(414,176,923)	(30,633,306)	(383,330,682)	(57,193,774)	(86,788,956)	(63,452)

Net gain (loss) on investments	(10,430,062)	(287,373,608)	(377,250,159)	(34,922,985)	(346,767,930)	(56,770,195)	(83,692,889)	(116,827)

Reinvested capital gains	1,400,459	109,458,295	123,441,637	3,795,662	121,116,144	19,354,216	31,104,323	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,952,208)	(162,647,330)	(241,725,660)	(26,929,852)	(212,824,359)	(36,167,815)	(47,447,217)	(65,284)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8	GVIDA
Reinvested dividends	$2,681,476	1,685,250	1,334,572	828,258	3,982,632	64,323	2,090,158	2,518,583
Mortality and expense risk charges (note 2)	(1,449,870)	(1,040,973)	(1,675,693)	(1,605,778)	(2,754,328)	(11,237)	(1,347,695)	(2,892,547)

Net investment income (loss)	1,231,606	644,277	(341,121)	(777,520)	1,228,304	53,086	742,463	(373,964)

Realized gain (loss) on investments	(1,314,436)	(360,233)	5,412,533	12,434,552	(2,864,077)	17,814	682,978	13,445,287
Change in unrealized gain (loss) on investments	(2,213,320)	(2,378,195)	(6,081,029)	(12,693,515)	(1,525,061)	(441,191)	(15,856,682)	(44,777,087)

Net gain (loss) on investments	(3,527,756)	(2,738,428)	(668,496)	(258,963)	(4,389,138)	(423,377)	(15,173,704)	(31,331,800)

Reinvested capital gains	-	-	-	-	-	-	-	14,202,162

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,296,150)	(2,094,151)	(1,009,617)	(1,036,483)	(3,160,834)	(370,291)	(14,431,241)	(17,503,602)

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$29,158,049	24,355,851	12,303,371	39,800,750	11,827,106	14,507,402	3,263,650	7,279,939
Mortality and expense risk charges (note 2)	(22,656,779)	(22,088,552)	(9,324,010)	(34,124,804)	(11,476,636)	(11,489,299)	(3,783,951)	(7,830,161)

Net investment income (loss)	6,501,270	2,267,299	2,979,361	5,675,946	350,470	3,018,103	(520,301)	(550,222)

Realized gain (loss) on investments	27,946,856	32,969,850	(3,428,241)	2,241,505	33,733,599	4,637,364	6,814,168	-
Change in unrealized gain (loss) on investments	(194,420,741)	(236,552,000)	(31,649,185)	(345,329,677)	(172,170,464)	(88,299,573)	(59,957,970)	-

Net gain (loss) on investments	(166,473,885)	(203,582,150)	(35,077,426)	(343,088,172)	(138,436,865)	(83,662,209)	(53,143,802)	-

Reinvested capital gains	64,368,689	88,646,903	11,940,847	182,494,985	72,044,411	41,484,041	22,609,845	5,172

Net increase (decrease) in contract owners’ equity resulting from operations	$(95,603,926)	(112,667,948)	(20,157,218)	(154,917,241)	(66,041,984)	(39,160,065)	(31,054,258)	(545,050)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2
Reinvested dividends	$243,550	1,128,709	113,111	2,315,811	29,240	59,374	53,380	958,750
Mortality and expense risk charges (note 2)	(303,732)	(1,573,553)	(37,280)	(854,958)	(129,469)	(1,974,064)	(50,805)	(1,246,041)

Net investment income (loss)	(60,182)	(444,844)	75,831	1,460,853	(100,229)	(1,914,690)	2,575	(287,291)

Realized gain (loss) on investments	(189,533)	4,790,751	(9,577)	(277,382)	173,831	13,514,395	(139,869)	(2,164,067)
Change in unrealized gain (loss) on investments	(5,575,534)	(31,597,507)	(565,573)	(11,971,332)	(1,824,827)	(32,276,222)	(663,929)	(15,272,615)

Net gain (loss) on investments	(5,765,067)	(26,806,756)	(575,150)	(12,248,714)	(1,650,996)	(18,761,827)	(803,798)	(17,436,682)

Reinvested capital gains	1,725,469	7,996,527	-	-	1,390,182	17,065,652	352,256	7,707,695

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,099,780)	(19,255,073)	(499,319)	(10,787,861)	(361,043)	(3,610,865)	(448,967)	(10,016,278)

Investment Activity:	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$-	-	8,710	2,673,036	-	-	193,445	181,862
Mortality and expense risk charges (note 2)	(2,377,224)	(1,823,691)	(3,049)	(3,663,922)	(83,551)	(589,434)	(394,720)	(640,619)

Net investment income (loss)	(2,377,224)	(1,823,691)	5,661	(990,886)	(83,551)	(589,434)	(201,275)	(458,757)

Realized gain (loss) on investments	8,782,441	(874,162)	16,783	2,990,313	(138,478)	(2,072,864)	1,916,495	(443,171)
Change in unrealized gain (loss) on investments	(50,120,110)	(26,314,415)	(231,171)	(82,241,631)	(1,082,099)	(6,057,765)	(11,736,813)	(13,660,912)

Net gain (loss) on investments	(41,337,669)	(27,188,577)	(214,388)	(79,251,318)	(1,220,577)	(8,130,629)	(9,820,318)	(14,104,083)

Reinvested capital gains	31,816,800	21,485,657	107,363	44,244,288	726,509	4,403,766	4,944,715	7,176,182

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,898,093)	(7,526,611)	(101,364)	(35,997,916)	(577,619)	(4,316,297)	(5,076,878)	(7,386,658)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF
Reinvested dividends	$7,916	-	6,694,780	3,249,878	2,863,705	1,349,529	3,897,163	58,843
Mortality and expense risk charges (note 2)	(899,602)	(672,233)	(3,708,512)	(2,223,493)	(5,094,578)	(4,230,263)	(3,081,213)	(10,656)

Net investment income (loss)	(891,686)	(672,233)	2,986,268	1,026,385	(2,230,873)	(2,880,734)	815,950	48,187

Realized gain (loss) on investments	2,597,583	926,773	1,002,293	(483,151)	12,723,825	12,537,334	(186,177)	12,960
Change in unrealized gain (loss) on investments	(26,176,997)	(17,073,544)	(13,464,332)	(1,590,281)	(51,686,756)	(38,596,452)	(37,965,243)	(605,068)

Net gain (loss) on investments	(23,579,414)	(16,146,771)	(12,462,039)	(2,073,432)	(38,962,931)	(26,059,118)	(38,151,420)	(592,108)

Reinvested capital gains	15,969,097	11,062,698	-	-	35,168,385	25,233,914	2,154,399	271,617

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,502,003)	(5,756,306)	(9,475,771)	(1,047,047)	(6,025,419)	(3,705,938)	(35,181,071)	(272,304)

Investment Activity:	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2
Reinvested dividends	$3,901,546	778,108	1,370,311	227,479	257,635	24,130,465	11,959,178	18,307,868
Mortality and expense risk charges (note 2)	(3,424,637)	(574,133)	(1,377,958)	(225,732)	(213,257)	(18,397,695)	(8,526,487)	(14,950,604)

Net investment income (loss)	476,909	203,975	(7,647)	1,747	44,378	5,732,770	3,432,691	3,357,264

Realized gain (loss) on investments	6,665,530	(3,215,420)	(4,987,974)	46,921	219,200	1,840,356	315,336	4,120,596
Change in unrealized gain (loss) on investments	(51,716,446)	755,114	278,460	(2,013,743)	(2,670,975)	(176,674,856)	(75,169,759)	(146,124,972)

Net gain (loss) on investments	(45,050,916)	(2,460,306)	(4,709,514)	(1,966,822)	(2,451,775)	(174,834,500)	(74,854,423)	(142,004,376)

Reinvested capital gains	23,152,907	-	-	554,519	577,002	62,158,081	22,513,944	60,778,730

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,421,100)	(2,256,331)	(4,717,161)	(1,410,556)	(1,830,395)	(106,943,649)	(48,907,788)	(77,868,382)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	(Obsolete & Unaudited) AMGP	AMINS	AMCG
Reinvested dividends	$8,471,459	1,078,507	10,295,843	2,136,587	1,171,460	-	202	-
Mortality and expense risk charges (note 2)	(6,699,816)	(1,500,394)	(10,667,406)	(3,338,427)	(1,141,807)	-	(2,683)	(197)

Net investment income (loss)	1,771,643	(421,887)	(371,563)	(1,201,840)	29,653	-	(2,481)	(197)

Realized gain (loss) on investments	2,001,365	(79,023)	10,859,386	1,150,403	(868,552)	-	21,217	740
Change in unrealized gain (loss) on investments	(59,295,931)	(24,049,202)	(76,513,657)	(33,537,835)	422,442	(2)	(45,513)	(2,062)

Net gain (loss) on investments	(57,294,566)	(24,128,225)	(65,654,271)	(32,387,432)	(446,110)	(2)	(24,296)	(1,322)

Reinvested capital gains	23,208,772	11,733,994	21,505,397	8,817,829	-	1	-	869

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,314,151)	(12,816,118)	(44,520,437)	(24,771,443)	(416,457)	(1)	(26,777)	(650)

Investment Activity:	AMMCGS	AMTP	AMSRS	OVIGS	OVMS	OVB	OVGS	OVGSS
Reinvested dividends	$-	167	80,043	328,959	508,484	583,017	1,422,879	943,627
Mortality and expense risk charges (note 2)	(46,002)	(199)	(239,886)	(904,122)	(347,565)	(234,092)	(1,919,624)	(1,922,999)

Net investment income (loss)	(46,002)	(32)	(159,843)	(575,163)	160,919	348,925	(496,745)	(979,372)

Realized gain (loss) on investments	132,759	315	1,663,067	760,227	(137,327)	(318,003)	7,482,747	1,714,385
Change in unrealized gain (loss) on investments	(518,774)	(2,093)	(3,475,572)	(13,708,613)	(2,290,706)	(477,006)	(36,459,368)	(27,661,506)

Net gain (loss) on investments	(386,015)	(1,778)	(1,812,505)	(12,948,386)	(2,428,033)	(795,009)	(28,976,621)	(25,947,121)

Reinvested capital gains	230,765	1,483	895,544	1,042,662	601,271	-	10,059,693	8,801,114

Net increase (decrease) in contract owners’ equity resulting from operations	$(201,252)	(327)	(1,076,804)	(12,480,887)	(1,665,843)	(446,084)	(19,413,673)	(18,125,379)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS
Reinvested dividends	$11,828	135,482	1,769,765	21,009	60,368	-	82,897	330,532
Mortality and expense risk charges (note 2)	(5,981)	(150,033)	(2,986,732)	(92,439)	(1,631,666)	(142,437)	(21,529)	(107,915)

Net investment income (loss)	5,847	(14,551)	(1,216,967)	(71,430)	(1,571,298)	(142,437)	61,368	222,617

Realized gain (loss) on investments	6,579	530,320	14,152,486	(15,876)	(1,245,031)	580,409	(44,845)	(148,547)
Change in unrealized gain (loss) on investments	(334,017)	(2,529,743)	(46,764,919)	(1,499,692)	(22,354,105)	(2,599,000)	(110,652)	(515,221)

Net gain (loss) on investments	(327,438)	(1,999,423)	(32,612,433)	(1,515,568)	(23,599,136)	(2,018,591)	(155,497)	(663,768)

Reinvested capital gains	26,767	1,019,044	17,245,711	865,361	13,175,756	1,500,650	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(294,824)	(994,930)	(16,583,689)	(721,637)	(11,994,678)	(660,378)	(94,129)	(441,151)

Investment Activity:	PMVIV	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD
Reinvested dividends	$48	1,354,055	864,004	7,305,033	8,650,256	2,490	485,693	9,135
Mortality and expense risk charges (note 2)	(5)	(732,185)	(285,838)	(6,124,887)	(5,495,213)	(552)	(192,118)	(777)

Net investment income (loss)	43	621,870	578,166	1,180,146	3,155,043	1,938	293,575	8,358

Realized gain (loss) on investments	-	(613,986)	47,579	(1,124,689)	(2,157,415)	(25,730)	(6,415)	439
Change in unrealized gain (loss) on investments	20	(3,191,333)	(1,910,176)	(5,292,706)	(13,003,347)	4,251	(1,119,713)	(14,691)

Net gain (loss) on investments	20	(3,805,319)	(1,862,597)	(6,417,395)	(15,160,762)	(21,479)	(1,126,128)	(14,252)

Reinvested capital gains	39	-	231,073	-	4,296,128	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$102	(3,183,449)	(1,053,358)	(5,237,249)	(7,709,591)	(19,541)	(832,553)	(5,894)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PMUBA	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA	GVMSAS
Reinvested dividends	$661	773,967	4,754	4,734	1,828	82,243	23	10,080
Mortality and expense risk charges (note 2)	(112)	(545,875)	(1,369)	(890)	(2,767)	(175,099)	(16)	(1,819)

Net investment income (loss)	549	228,092	3,385	3,844	(939)	(92,856)	7	8,261

Realized gain (loss) on investments	(2)	27,588	55	(686)	6,749	100,624	(485)	(23)
Change in unrealized gain (loss) on investments	(601)	(425,338)	(346)	(8,720)	(238,281)	(867,957)	500	(23,081)

Net gain (loss) on investments	(603)	(397,750)	(291)	(9,406)	(231,532)	(767,333)	15	(23,104)

Reinvested capital gains	-	61,212	1,418	-	122,204	187,052	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(54)	(108,446)	4,512	(5,562)	(110,267)	(673,137)	22	(14,843)

Investment Activity:	PVEIB	PVGOB	PVTIGB	ROCSC	RSRF	RVARS	TRHS2	VWHAS
Reinvested dividends	$15,174	-	80,599	2,027	-	-	-	-
Mortality and expense risk charges (note 2)	(33,944)	(33,981)	(104,719)	(1,436)	(13)	(255,873)	(4,260,349)	(496,855)

Net investment income (loss)	(18,770)	(33,981)	(24,120)	591	(13)	(255,873)	(4,260,349)	(496,855)

Realized gain (loss) on investments	44,264	360,314	75,265	(52,580)	(4)	79,142	7,888,829	434,173
Change in unrealized gain (loss) on investments	(378,677)	(448,550)	(1,648,503)	35,158	(1,169)	(897,021)	(19,796,670)	(9,898,443)

Net gain (loss) on investments	(334,413)	(88,236)	(1,573,238)	(17,422)	(1,173)	(817,879)	(11,907,841)	(9,464,270)

Reinvested capital gains	97,324	115,253	-	3,328	785	-	14,761,415	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(255,859)	(6,964)	(1,597,358)	(13,503)	(401)	(1,073,752)	(1,406,775)	(9,961,125)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP	WRENG
Reinvested dividends	$529,648	56,055	-	122,469	15,508	53,202	2,936,981	-
Mortality and expense risk charges (note 2)	(93,069)	(235,785)	(214,822)	(41,079)	(7,715)	(26,442)	(2,814,764)	(3)

Net investment income (loss)	436,579	(179,730)	(214,822)	81,390	7,793	26,760	122,217	(3)

Realized gain (loss) on investments	(374,611)	349,493	(925,025)	25,355	20,140	21,842	(7,524,308)	(1)
Change in unrealized gain (loss) on investments	(588,261)	(4,778,803)	(3,427,937)	(795,877)	(130,052)	(452,548)	(9,570,805)	(1,228)

Net gain (loss) on investments	(962,872)	(4,429,310)	(4,352,962)	(770,522)	(109,912)	(430,706)	(17,095,113)	(1,229)

Reinvested capital gains	-	-	-	293,958	50,555	163,461	6,396,890	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(526,293)	(4,609,040)	(4,567,784)	(395,174)	(51,564)	(240,485)	(10,576,006)	(1,232)

Investment Activity:	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Reinvested dividends	$5,695,150	-	385	15,062	366,814	846,287	73,009	-
Mortality and expense risk charges (note 2)	(1,477,213)	(1,567,337)	(94)	(6,199)	(106,697)	(195,311)	(22,688)	(623)

Net investment income (loss)	4,217,937	(1,567,337)	291	8,863	260,117	650,976	50,321	(623)

Realized gain (loss) on investments	(1,097,886)	5,039,455	(15)	9,672	(81,437)	201,795	(49,633)	1,609
Change in unrealized gain (loss) on investments	(6,155,057)	(9,582,595)	(2,801)	(87,365)	(2,336,047)	(5,387,007)	(351,321)	(9,607)

Net gain (loss) on investments	(7,252,943)	(4,543,140)	(2,816)	(77,693)	(2,417,484)	(5,185,212)	(400,954)	(7,998)

Reinvested capital gains	-	4,343,117	1,139	44,318	1,184,757	2,340,445	228,578	5,250

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,035,006)	(1,767,360)	(1,386)	(24,512)	(972,610)	(2,193,791)	(122,055)	(3,371)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	SVOF	WFVSCG	WFVOG2
Reinvested dividends	$521	-	-
Mortality and expense risk charges (note 2)	(3,647)	(1,602,575)	(345)

Net investment income (loss)	(3,126)	(1,602,575)	(345)

Realized gain (loss) on investments	13,859	2,311,105	22
Change in unrealized gain (loss) on investments	(58,476)	(11,353,181)	(2,413)

Net gain (loss) on investments	(44,617)	(9,042,076)	(2,391)

Reinvested capital gains	26,251	9,804,002	2,480

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,492)	(840,649)	(256)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		DVMCSS		DVSCS		DSIF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$48,012,497	(1,456,911)	(441,136)	(249,848)	(521,491)	(633,493)	665,518	828,657
Realized gain (loss) on investments	903,559,124	720,715,501	(182,674)	(562,654)	4,740,391	8,083,550	12,264,225	11,106,816
Change in unrealized gain (loss) on investments	(7,183,273,746)	3,687,801,202	(9,294,649)	4,388,443	(15,917,127)	(2,914,595)	(29,584,102)	23,609,744
Reinvested capital gains	2,729,622,590	1,849,952,351	4,002,076	500,330	4,352,311	3,634,362	5,118,664	5,377,670

Net increase (decrease) in contract owners’ equity resulting from operations	(3,502,079,535)	6,257,012,143	(5,916,383)	4,076,271	(7,345,916)	8,169,824	(11,535,695)	40,922,887

Equity transactions:
Purchase payments received from contract owners (note 3)	3,332,835,930	3,917,861,288	3,419,406	4,465,145	880,741	845,457	1,845,899	3,272,011
Transfers between funds	-	-	(2,412,663)	(1,095,922)	(158,078)	(7,742,968)	(3,557,544)	(446,557)
Redemptions (note 3)	(4,647,126,415)	(3,900,703,326)	(2,362,377)	(1,948,433)	(8,680,263)	(9,657,526)	(24,364,563)	(26,197,372)
Annuity benefits	(1,593,803)	(1,414,936)	(905)	(878)	(4,580)	(906)	(67,314)	(65,480)
Contract maintenance charges (note 2)	(470,882,020)	(435,624,995)	(83,933)	(75,445)	(254,988)	(263,827)	(80,463)	(86,878)
Contingent deferred sales charges (note 2)	(17,689,036)	(16,334,484)	(14,602)	(10,611)	(8,169)	(12,366)	(6,805)	(5,870)
Adjustments to maintain reserves	280,469	(161,438)	38	(153)	(73)	(954)	539	(3,776)

Net equity transactions	(1,804,174,875)	(436,377,891)	(1,455,036)	1,333,703	(8,225,410)	(16,833,090)	(26,230,252)	(23,533,922)

Net change in contract owners’ equity	(5,306,254,410)	5,820,634,252	(7,371,419)	5,409,974	(15,571,326)	(8,663,266)	(37,765,947)	17,388,965
Contract owners’ equity beginning of period	54,201,450,452	48,380,816,200	35,772,100	30,362,126	80,563,715	89,226,981	233,402,681	216,013,716

Contract owners’ equity end of period	$48,895,196,042	54,201,450,452	28,400,681	35,772,100	64,992,389	80,563,715	195,636,734	233,402,681

CHANGES IN UNITS:
Beginning units	3,312,790,557	3,284,484,208	2,675,080	2,569,957	2,016,378	2,464,385	3,700,488	4,105,599
Units purchased	471,155,533	517,048,459	457,139	615,485	228,828	201,954	60,251	126,051
Units redeemed	(532,648,236)	(488,742,110)	(574,291)	(510,362)	(430,002)	(649,961)	(463,982)	(531,162)

Ending units	3,251,297,854	3,312,790,557	2,557,928	2,675,080	1,815,204	2,016,378	3,296,757	3,700,488

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DSIFS		DSRG		DCAP		DCAPS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(129,502)	(25,220)	171,748	(62,384)	(20,944)	2,689	(508,097)	(450,148)
Realized gain (loss) on investments	10,675,558	9,908,673	1,511,319	2,271,253	186,732	450,783	428,131	1,553,433
Change in unrealized gain (loss) on investments	(21,362,236)	12,238,057	(10,565,838)	208,497	(5,389,509)	2,019,971	(19,390,741)	8,044,569
Reinvested capital gains	3,274,385	3,445,090	6,984,593	2,568,222	3,218,564	3,215,408	12,286,830	13,373,262

Net increase (decrease) in contract owners’ equity resulting from operations	(7,541,795)	25,566,600	(1,898,178)	4,985,588	(2,005,157)	5,688,851	(7,183,877)	22,521,116

Equity transactions:
Purchase payments received from contract owners (note 3)	856,517	1,163,920	215,004	721,453	277,822	297,046	881,738	737,776
Transfers between funds	(7,050,018)	(8,610,465)	(428,149)	(757,802)	(170,131)	(472,026)	(6,185,419)	(8,184,354)
Redemptions (note 3)	(13,170,627)	(11,757,659)	(3,664,221)	(4,703,947)	(1,512,612)	(2,847,339)	(10,516,769)	(7,952,042)
Annuity benefits	(2,678)	(2,249)	(4,043)	(3,768)	(1,900)	(1,733)	-	-
Contract maintenance charges (note 2)	(432,564)	(450,811)	(19,669)	(22,175)	(7,577)	(8,242)	(669,633)	(693,844)
Contingent deferred sales charges (note 2)	(17,393)	(34,938)	(191)	(363)	(430)	(420)	(16,066)	(21,431)
Adjustments to maintain reserves	94	(530)	(11)	640	(16)	(3,429)	(67)	(1,086)

Net equity transactions	(19,816,669)	(19,692,732)	(3,901,280)	(4,765,962)	(1,414,844)	(3,036,143)	(16,506,216)	(16,114,981)

Net change in contract owners’ equity	(27,358,464)	5,873,868	(5,799,458)	219,626	(3,420,001)	2,652,708	(23,690,093)	6,406,135
Contract owners’ equity beginning of period	147,827,153	141,953,285	38,081,985	37,862,359	26,228,677	23,575,969	103,566,423	97,160,288

Contract owners’ equity end of period	$120,468,689	147,827,153	32,282,527	38,081,985	22,808,676	26,228,677	79,876,330	103,566,423

CHANGES IN UNITS:
Beginning units	4,741,553	5,448,421	811,429	917,419	883,156	997,558	3,794,414	4,453,762
Units purchased	237,751	314,965	6,028	19,857	17,691	22,052	133,386	208,411
Units redeemed	(844,041)	(1,021,833)	(88,364)	(125,847)	(65,350)	(136,454)	(732,155)	(867,759)

Ending units	4,135,263	4,741,553	729,093	811,429	835,497	883,156	3,195,645	3,794,414

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DVDLS		DGI		ACEG2		IVMCC2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(13,416)	(11,638)	(75,628)	(78,640)	(74,972)	(77,944)	(233,118)	(207,052)
Realized gain (loss) on investments	24,615	17,796	763,346	487,336	351,568	220,063	(277,852)	(173,851)
Change in unrealized gain (loss) on investments	(388,974)	168,356	(2,654,626)	1,246,440	(796,498)	520,246	(3,593,695)	1,885,366
Reinvested capital gains	166,236	9,603	1,283,614	587,668	321,677	451,115	2,162,694	313,986

Net increase (decrease) in contract owners’ equity resulting from operations	(211,539)	184,117	(683,294)	2,242,804	(198,225)	1,113,480	(1,941,971)	1,818,449

Equity transactions:
Purchase payments received from contract owners (note 3)	1,091	5,671	206,133	218,150	65,315	15,087	161,979	111,943
Transfers between funds	54,468	87,787	(173,607)	57,865	(633,664)	1,132,438	17,087	(432,627)
Redemptions (note 3)	(41,937)	(80,930)	(1,583,141)	(1,341,114)	(748,336)	(617,528)	(808,376)	(753,225)
Annuity benefits	(164)	(191)	(815)	(717)	(223)	(231)	(6,057)	(5,988)
Contract maintenance charges (note 2)	(129)	(151)	(5,697)	(6,358)	(1,203)	(1,349)	(69,442)	(68,579)
Contingent deferred sales charges (note 2)	-	-	(182)	(46)	(1,098)	(321)	(3,391)	(4,413)
Adjustments to maintain reserves	(1)	(71)	(82)	(85)	(5)	(337)	35	(371)

Net equity transactions	13,328	12,115	(1,557,391)	(1,072,305)	(1,319,214)	527,759	(708,165)	(1,153,260)

Net change in contract owners’ equity	(198,211)	196,232	(2,240,685)	1,170,499	(1,517,439)	1,641,239	(2,650,136)	665,189
Contract owners’ equity beginning of period	995,882	799,650	14,117,604	12,947,105	5,543,334	3,902,095	15,452,478	14,787,289

Contract owners’ equity end of period	$797,671	995,882	11,876,919	14,117,604	4,025,895	5,543,334	12,802,342	15,452,478

CHANGES IN UNITS:
Beginning units	37,554	35,835	494,849	536,200	301,486	265,809	1,015,428	1,095,185
Units purchased	5,055	9,210	17,985	17,433	46,661	116,970	67,119	41,794
Units redeemed	(4,943)	(7,491)	(70,198)	(58,784)	(116,992)	(81,293)	(114,386)	(121,551)

Ending units	37,666	37,554	442,636	494,849	231,155	301,486	968,161	1,015,428

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IVKMG2		IVBRA1		HVSIT		NOTB4
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(245,791)	(258,710)	2,436	5,697	(186,247)	(206,008)	(44,232)	(81,354)
Realized gain (loss) on investments	1,166,673	1,071,689	(2,007)	(4,996)	(2,880,143)	(1,681,715)	49,581	29,813
Change in unrealized gain (loss) on investments	(3,618,568)	1,250,082	(32,843)	6,540	969,425	2,377,022	(1,412,743)	954,511
Reinvested capital gains	1,751,094	1,104,380	18,821	8,821	833,890	2,522,637	552,954	18,153

Net increase (decrease) in contract owners’ equity resulting from operations	(946,592)	3,167,441	(13,593)	16,062	(1,263,075)	3,011,936	(854,440)	921,123

Equity transactions:
Purchase payments received from contract owners (note 3)	160,844	61,113	47,502	-	311,871	117,986	93,752	86,012
Transfers between funds	(855,811)	(200,432)	928	(7,075)	(2,249,269)	(1,604,922)	(242,082)	(360,452)
Redemptions (note 3)	(2,051,585)	(2,000,467)	(7,285)	(48,722)	(2,195,639)	(1,157,382)	(795,733)	(712,119)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(105,581)	(113,235)	-	-	(160,634)	(165,617)	(346)	(357)
Contingent deferred sales charges (note 2)	(3,661)	(4,208)	-	-	(13,308)	(7,488)	(4,813)	(11,934)
Adjustments to maintain reserves	(13)	(456)	(13)	5	(34)	(567)	(15)	18,500

Net equity transactions	(2,855,807)	(2,257,685)	41,132	(55,792)	(4,307,013)	(2,817,990)	(949,237)	(980,350)

Net change in contract owners’ equity	(3,802,399)	909,756	27,539	(39,730)	(5,570,088)	193,946	(1,803,677)	(59,227)
Contract owners’ equity beginning of period	16,890,211	15,980,455	169,873	209,603	21,345,191	21,151,245	11,532,572	11,591,799

Contract owners’ equity end of period	$13,087,812	16,890,211	197,412	169,873	15,775,103	21,345,191	9,728,895	11,532,572

CHANGES IN UNITS:
Beginning units	1,025,694	1,167,613	13,983	18,926	1,110,094	1,272,457	1,009,768	1,100,769
Units purchased	79,246	134,186	4,079	257	31,958	35,816	27,326	16,080
Units redeemed	(248,307)	(276,105)	(620)	(5,200)	(243,591)	(198,179)	(111,969)	(107,081)

Ending units	856,633	1,025,694	17,442	13,983	898,461	1,110,094	925,125	1,009,768

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NOTG4		NOTMG4		ALMCS		ALVBWB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(76,178)	(38,733)	(43,120)	(43,432)	(4,025)	(3,200)	5,012	6,887
Realized gain (loss) on investments	352,432	(8,039)	4,513	(14,720)	7,030	1,335	(9,101)	(19,918)
Change in unrealized gain (loss) on investments	(1,155,032)	1,556,488	(1,064,467)	973,713	(90,445)	68,609	(50,299)	77,828
Reinvested capital gains	351,223	-	370,798	-	54,815	8,801	29,618	4,010

Net increase (decrease) in contract owners’ equity resulting from operations	(527,555)	1,509,716	(732,276)	915,561	(32,625)	75,545	(24,770)	68,807

Equity transactions:
Purchase payments received from contract owners (note 3)	42,800	33,236	6,065	4,590	-	-	-	-
Transfers between funds	(5,111,857)	(1,010)	(260,645)	(168,624)	5,587	48,549	(3,696)	(16,976)
Redemptions (note 3)	(740,998)	(550,062)	(639,843)	(480,157)	(25,448)	(2,267)	(85,578)	(110,012)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(157)	(185)	(106)	(107)	-	-	(2,885)	(2,990)
Contingent deferred sales charges (note 2)	(16,410)	(28,844)	(3,150)	(16,975)	-	-	-	-
Adjustments to maintain reserves	(8)	(221)	(10)	(186)	(5)	(3)	(11)	(16)

Net equity transactions	(5,826,630)	(547,086)	(897,689)	(661,459)	(19,866)	46,279	(92,170)	(129,994)

Net change in contract owners’ equity	(6,354,185)	962,630	(1,629,965)	254,102	(52,491)	121,824	(116,940)	(61,187)
Contract owners’ equity beginning of period	11,186,391	10,223,761	8,535,354	8,281,252	376,240	254,416	474,039	535,226

Contract owners’ equity end of period	$4,832,206	11,186,391	6,905,389	8,535,354	323,749	376,240	357,099	474,039

CHANGES IN UNITS:
Beginning units	908,323	957,595	706,332	764,557	15,407	13,340	30,764	40,001
Units purchased	21,080	15,347	5,488	8,180	305	2,165	1,645	34
Units redeemed	(485,841)	(64,619)	(81,971)	(66,405)	(1,184)	(98)	(7,546)	(9,271)

Ending units	443,562	908,323	629,849	706,332	14,528	15,407	24,863	30,764

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVGIB		ALVIVB		ALVDAA		ALVDAB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(34,204)	(12,512)	1,683	-	682	700	(42,489)	(17,348)
Realized gain (loss) on investments	556,652	514,117	(7,637)	-	187	586	276,971	247,258
Change in unrealized gain (loss) on investments	(1,334,184)	(173,539)	(111,862)	-	(5,073)	5,896	(1,693,655)	1,831,295
Reinvested capital gains	514,481	396,884	-	-	69	-	20,238	-

Net increase (decrease) in contract owners’ equity resulting from operations	(297,255)	724,950	(117,816)	-	(4,135)	7,182	(1,438,935)	2,061,205

Equity transactions:
Purchase payments received from contract owners (note 3)	24,455	33,548	452,845	-	-	-	52,408	211,375
Transfers between funds	(13,056)	(390,738)	263,234	-	2,349	349	(559,040)	(1,002,773)
Redemptions (note 3)	(388,351)	(743,997)	(1,397)	-	(3,130)	(10,955)	(2,161,802)	(989,636)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(298)	(358)	-	-	-	-	(477)	(492)
Contingent deferred sales charges (note 2)	(73)	(27)	-	-	-	-	(7,212)	(4,726)
Adjustments to maintain reserves	(31)	(103)	-	-	(12)	(3)	25	(243)

Net equity transactions	(377,354)	(1,101,675)	714,682	-	(793)	(10,609)	(2,676,098)	(1,786,495)

Net change in contract owners’ equity	(674,609)	(376,725)	596,866	-	(4,928)	(3,427)	(4,115,033)	274,710
Contract owners’ equity beginning of period	4,646,927	5,023,652	-	-	53,903	57,330	18,039,735	17,765,025

Contract owners’ equity end of period	$3,972,318	4,646,927	596,866	-	48,975	53,903	13,924,702	18,039,735

CHANGES IN UNITS:
Beginning units	151,189	191,288	-	-	4,267	5,166	1,435,565	1,590,436
Units purchased	18,845	1,629	85,638	-	196	40	38,288	74,614
Units redeemed	(30,696)	(41,728)	(7,616)	-	(266)	(939)	(255,163)	(229,485)

Ending units	139,338	151,189	78,022	-	4,197	4,267	1,218,690	1,435,565

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVSVA		ALVSVB		AAEIP3		ARLPE3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$315	(217)	(1,520,376)	(1,469,526)	301	415	-	-
Realized gain (loss) on investments	47,775	(6,575)	439,725	2,947,793	300	374	-	-
Change in unrealized gain (loss) on investments	(231,135)	67,433	(25,096,329)	4,683,968	(5,079)	(839)	-	-
Reinvested capital gains	72,676	40,438	8,634,531	5,325,261	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,369)	101,079	(17,542,449)	11,487,496	(4,478)	(50)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	81,941	32,360	4,046,462	8,800,049	-	13,887	50,000	-
Transfers between funds	(83,099)	64,278	(3,511,982)	(8,780,721)	(2,343)	169	-	-
Redemptions (note 3)	(110,137)	(64,752)	(8,711,152)	(6,896,698)	(293)	(242)	-	-
Annuity benefits	-	-	(188)	-	-	-	-	-
Contract maintenance charges (note 2)	(407)	(462)	(553,251)	(540,834)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(25,557)	(36,885)	-	-	-	-
Adjustments to maintain reserves	3	(7)	(238)	(1,097)	4	(7)	3	-

Net equity transactions	(111,699)	31,417	(8,755,906)	(7,456,186)	(2,632)	13,807	50,003	-

Net change in contract owners’ equity	(222,068)	132,496	(26,298,355)	4,031,310	(7,110)	13,757	50,003	-
Contract owners’ equity beginning of period	918,797	786,301	114,676,538	110,645,228	25,596	11,839	-	-

Contract owners’ equity end of period	$696,729	918,797	88,378,183	114,676,538	18,486	25,596	50,003	-

CHANGES IN UNITS:
Beginning units	52,066	50,194	2,686,124	2,879,199	2,975	1,359	-	-
Units purchased	17,230	7,785	245,058	439,901	115	1,731	5,727	-
Units redeemed	(22,658)	(5,913)	(450,667)	(632,976)	(428)	(115)	-	-

Ending units	46,638	52,066	2,480,515	2,686,124	2,662	2,975	5,727	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIP1		ACVB		ACVCA		ACVIG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$39,724	24,262	18,098	60,561	(406)	(392)	84,286	146,645
Realized gain (loss) on investments	(26)	(1,900)	1,248,626	637,044	725	293	790,680	1,228,587
Change in unrealized gain (loss) on investments	(80,290)	5,372	(2,785,551)	1,665,289	(2,256)	4,111	(3,106,831)	762,937
Reinvested capital gains	-	-	189,600	1,097,174	180	7,322	1,094,429	332,631

Net increase (decrease) in contract owners’ equity resulting from operations	(40,592)	27,734	(1,329,227)	3,460,068	(1,757)	11,334	(1,137,436)	2,470,800

Equity transactions:
Purchase payments received from contract owners (note 3)	379,493	801,625	175,873	310,977	(363)	(47)	102,296	142,899
Transfers between funds	101,573	(13,535)	470,944	227,409	-	-	493,710	(6,350)
Redemptions (note 3)	(34,407)	(74,537)	(3,312,952)	(4,003,557)	(859)	-	(1,333,328)	(1,885,313)
Annuity benefits	-	-	(33,487)	(31,967)	(3,293)	(3,455)	(1,501)	(2,354)
Contract maintenance charges (note 2)	(1,237)	(1,012)	(10,559)	(11,905)	1	-	(5,034)	(5,400)
Contingent deferred sales charges (note 2)	-	-	(13)	(417)	-	-	(149)	(231)
Adjustments to maintain reserves	5	(15)	(168)	2,806	2,300	(4,986)	53	(182)

Net equity transactions	445,427	712,526	(2,710,362)	(3,506,654)	(2,214)	(8,488)	(743,953)	(1,756,931)

Net change in contract owners’ equity	404,835	740,260	(4,039,589)	(46,586)	(3,971)	2,846	(1,881,389)	713,869
Contract owners’ equity beginning of period	1,162,923	422,663	29,445,367	29,491,953	30,576	27,730	14,713,140	13,999,271

Contract owners’ equity end of period	$1,567,758	1,162,923	25,405,778	29,445,367	26,605	30,576	12,831,751	14,713,140

CHANGES IN UNITS:
Beginning units	118,106	44,469	753,983	849,906	-	-	610,024	690,001
Units purchased	54,009	87,886	35,053	28,639	-	-	44,837	24,231
Units redeemed	(8,006)	(14,249)	(103,256)	(124,562)	-	-	(75,901)	(104,208)

Ending units	164,109	118,106	685,780	753,983	-	-	578,960	610,024

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIG2		ACVIP2		ACVI		ACVMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$9,831	25,688	2,901,475	2,494,738	(9)	(48)	19,616	38,462
Realized gain (loss) on investments	209,046	167,302	(7,207,810)	(3,056,072)	113	17	249,401	694,245
Change in unrealized gain (loss) on investments	(774,609)	330,033	(5,751,415)	5,311,553	(1,672)	1,606	(2,613,642)	283,818
Reinvested capital gains	273,788	83,500	-	-	493	-	756,816	283,556

Net increase (decrease) in contract owners’ equity resulting from operations	(281,944)	606,523	(10,057,750)	4,750,219	(1,075)	1,575	(1,587,809)	1,300,081

Equity transactions:
Purchase payments received from contract owners (note 3)	56,748	11,252	8,018,377	11,424,151	697	4	243,946	404,619
Transfers between funds	58,046	(144,382)	8,366,599	14,168,812	-	-	(864,388)	(70,523)
Redemptions (note 3)	(418,016)	(199,380)	(22,438,406)	(19,130,168)	-	(4)	(958,819)	(1,780,808)
Annuity benefits	-	-	(7,641)	(1,429)	(1,508)	(1,391)	(1,483)	(1,461)
Contract maintenance charges (note 2)	(343)	(397)	(1,955,109)	(1,902,346)	-	-	(4,143)	(4,121)
Contingent deferred sales charges (note 2)	(8)	(4)	(73,987)	(90,448)	-	-	(1,265)	(723)
Adjustments to maintain reserves	28	(122)	111	(1,005)	(13)	1,086	24	(35)

Net equity transactions	(303,545)	(333,033)	(8,090,056)	4,467,567	(824)	(305)	(1,586,128)	(1,453,052)

Net change in contract owners’ equity	(585,489)	273,490	(18,147,806)	9,217,786	(1,899)	1,270	(3,173,937)	(152,971)
Contract owners’ equity beginning of period	3,694,137	3,420,647	229,262,506	220,044,720	8,078	6,808	12,946,673	13,099,644

Contract owners’ equity end of period	$3,108,648	3,694,137	211,114,700	229,262,506	6,179	8,078	9,772,736	12,946,673

CHANGES IN UNITS:
Beginning units	124,007	136,268	16,760,938	16,430,647	-	-	517,510	576,317
Units purchased	5,890	1,641	3,490,174	3,440,741	-	-	41,024	123,377
Units redeemed	(15,901)	(13,902)	(4,148,709)	(3,110,450)	-	-	(100,006)	(182,184)

Ending units	113,996	124,007	16,102,403	16,760,938	-	-	458,528	517,510

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVMV2		(Obsolete & Unaudited) ACVV		AMVGS4		AFGF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(568,279)	(357,955)	-	-	(18)	-	(72,260)	(73,482)
Realized gain (loss) on investments	6,199,565	12,212,707	-	-	-	-	327,349	801,472
Change in unrealized gain (loss) on investments	(39,883,668)	984,622	-	-	540	-	(1,361,317)	923,555
Reinvested capital gains	10,516,053	3,531,935	-	-	-	-	1,083,012	1,125,386

Net increase (decrease) in contract owners’ equity resulting from operations	(23,736,329)	16,371,309	-	-	522	-	(23,216)	2,776,931

Equity transactions:
Purchase payments received from contract owners (note 3)	8,618,834	12,933,700	-	-	145,247	-	5,250	10,051
Transfers between funds	(6,110,681)	(17,658,881)	6	-	-	-	-	(4,704)
Redemptions (note 3)	(14,487,004)	(12,649,906)	-	-	-	-	(1,490,534)	(3,100,445)
Annuity benefits	(1,324)	(1,235)	-	-	-	-	(1,192)	(1,030)
Contract maintenance charges (note 2)	(813,394)	(798,486)	(5)	-	-	-	(2,140)	(2,373)
Contingent deferred sales charges (note 2)	(42,616)	(46,735)	-	-	-	-	(85)	(199)
Adjustments to maintain reserves	(33)	(1,194)	(1)	-	(8)	-	(116)	1,331

Net equity transactions	(12,836,218)	(18,222,737)	-	-	145,239	-	(1,488,817)	(3,097,369)

Net change in contract owners’ equity	(36,572,547)	(1,851,428)	-	-	145,761	-	(1,512,033)	(320,438)
Contract owners’ equity beginning of period	178,397,040	180,248,468	-	-	-	-	10,774,190	11,094,628

Contract owners’ equity end of period	$141,824,493	178,397,040	-	-	145,761	-	9,262,157	10,774,190

CHANGES IN UNITS:
Beginning units	6,044,690	6,722,132	-	-	-	-	62,814	82,124
Units purchased	602,173	1,066,031	-	-	16,712	-	24	285
Units redeemed	(1,037,396)	(1,743,473)	-	-	-	-	(8,117)	(19,595)

Ending units	5,609,467	6,044,690	-	-	16,712	-	54,721	62,814

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AFHY		AVPAP2		AMVI4		AMVBC4
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$25,228	41,503	(1,640,169)	(6,094,477)	1,476	-	1,443	-
Realized gain (loss) on investments	(12,047)	292	12,512,742	8,009,903	(21)	-	(4)	-
Change in unrealized gain (loss) on investments	(32,457)	6,677	(88,710,918)	86,410,075	(14,501)	-	(13,200)	-
Reinvested capital gains	-	-	30,232,133	7,435,135	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,276)	48,472	(47,606,212)	95,760,636	(13,046)	-	(11,761)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	4,135	1,421	5,563,251	4,806,991	308,136	-	216,953	-
Transfers between funds	8,508	(85,337)	(3,554,309)	(5,771,816)	61,730	-	2,133	-
Redemptions (note 3)	(346,589)	(57,320)	(53,626,348)	(27,784,783)	-	-	-	-
Annuity benefits	(1,432)	(1,451)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(321)	(350)	(10,287,458)	(10,079,135)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(476,607)	(339,623)	-	-	-	-
Adjustments to maintain reserves	(32)	950	40	(453)	1	-	(2)	-

Net equity transactions	(335,731)	(142,087)	(62,381,431)	(39,168,819)	369,867	-	219,084	-

Net change in contract owners’ equity	(355,007)	(93,615)	(109,987,643)	56,591,817	356,821	-	207,323	-
Contract owners’ equity beginning of period	763,377	856,992	808,276,400	751,684,583	-	-	-	-

Contract owners’ equity end of period	$408,370	763,377	698,288,757	808,276,400	356,821	-	207,323	-

CHANGES IN UNITS:
Beginning units	11,741	13,960	57,113,592	60,059,364	-	-	-	-
Units purchased	3,896	22	1,599,478	1,449,735	41,884	-	22,264	-
Units redeemed	(9,163)	(2,241)	(6,052,195)	(4,395,507)	-	-	-	-

Ending units	6,474	11,741	52,660,875	57,113,592	41,884	-	22,264	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AFGC		AMVCB4		BRVHY3		BRVTR3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,623	1,624	1,485	-	1,344,330	898,115	2,888,280	1,636,527
Realized gain (loss) on investments	266	983	(61)	-	(1,024,322)	646,520	(295,238)	15,150
Change in unrealized gain (loss) on investments	(8,086)	1,043	(8,710)	-	(1,535,712)	(395,002)	(8,016,626)	1,442,049
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,197)	3,650	(7,286)	-	(1,215,704)	1,149,633	(5,423,584)	3,093,726

Equity transactions:
Purchase payments received from contract owners (note 3)	594	440	126,516	-	4,765,863	4,765,899	61,131,513	71,677,280
Transfers between funds	-	1,000	-	-	(9,140,347)	14,499,840	4,698,357	20,597,075
Redemptions (note 3)	(35,099)	(24,322)	(1,225)	-	(2,672,458)	(2,210,577)	(8,008,037)	(6,292,262)
Annuity benefits	(195)	(206)	-	-	(634)	(646)	-	-
Contract maintenance charges (note 2)	(353)	(374)	-	-	(1,382)	(1,379)	(2,955,764)	(1,990,430)
Contingent deferred sales charges (note 2)	-	-	-	-	(5,713)	(6,552)	(113,739)	(77,740)
Adjustments to maintain reserves	27	147	1	-	73	(229)	110	(387)

Net equity transactions	(35,026)	(23,315)	125,292	-	(7,054,598)	17,046,356	54,752,440	83,913,536

Net change in contract owners’ equity	(38,223)	(19,665)	118,006	-	(8,270,302)	18,195,989	49,328,856	87,007,262
Contract owners’ equity beginning of period	684,602	704,267	-	-	31,183,697	12,987,708	248,305,125	161,297,863

Contract owners’ equity end of period	$646,379	684,602	118,006	-	22,913,395	31,183,697	297,633,981	248,305,125

CHANGES IN UNITS:
Beginning units	18,957	19,599	-	-	2,888,766	1,270,873	24,686,644	16,323,965
Units purchased	13	40	12,508	-	4,999,736	3,630,376	8,522,116	10,040,795
Units redeemed	(998)	(682)	(125)	-	(5,663,652)	(2,012,483)	(2,998,343)	(1,678,116)

Ending units	17,972	18,957	12,383	-	2,224,850	2,888,766	30,210,417	24,686,644

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	BRVED3		MLVGA3		CHSMM		CLVHY2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$538,348	230,798	(2,930,326)	(1,433,618)	37,433	(28,889)	116,577	(1,095)
Realized gain (loss) on investments	4,407,565	2,442,632	2,038,078	(1,239,742)	-	-	(17,915)	(3,272)
Change in unrealized gain (loss) on investments	(40,364,295)	16,016,638	(46,294,503)	39,393,065	-	-	(259,535)	9,236
Reinvested capital gains	16,298,658	12,195,132	15,092,560	4,317,965	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,119,724)	30,885,200	(32,094,191)	41,037,670	37,433	(28,889)	(160,873)	4,869

Equity transactions:
Purchase payments received from contract owners (note 3)	3,463,338	36,967,048	9,388,774	18,581,822	-	12,890	941,386	771,083
Transfers between funds	(13,092,120)	(7,299,968)	(9,567,002)	(12,467,781)	1,635,188	(167,309)	512,113	1,017,761
Redemptions (note 3)	(8,156,321)	(8,041,238)	(27,744,799)	(25,330,710)	(1,518,712)	(414,338)	(159,502)	(37,357)
Annuity benefits	(1,405)	(1,289)	(5,431)	(5,456)	-	-	-	-
Contract maintenance charges (note 2)	(2,306,763)	(1,924,503)	(10,636)	(12,678)	(315)	(368)	(25)	(3)
Contingent deferred sales charges (note 2)	(130,892)	(104,360)	(65,209)	(86,710)	-	-	(255)	-
Adjustments to maintain reserves	91	(611)	11	(1,170)	(321)	(15)	(6)	(26)

Net equity transactions	(20,224,072)	19,595,079	(28,004,292)	(19,322,683)	115,840	(569,140)	1,293,711	1,751,458

Net change in contract owners’ equity	(39,343,796)	50,480,279	(60,098,483)	21,714,987	153,273	(598,029)	1,132,838	1,756,327
Contract owners’ equity beginning of period	240,763,192	190,282,913	375,963,890	354,248,903	4,939,541	5,537,570	1,756,327	-

Contract owners’ equity end of period	$201,419,396	240,763,192	315,865,407	375,963,890	5,092,814	4,939,541	2,889,165	1,756,327

CHANGES IN UNITS:
Beginning units	18,794,597	17,052,613	22,494,782	23,713,308	503,857	561,907	172,298	-
Units purchased	1,363,536	4,469,378	1,144,523	1,813,188	525,539	402,674	171,486	184,998
Units redeemed	(2,920,474)	(2,727,394)	(2,866,977)	(3,031,714)	(515,094)	(460,724)	(44,381)	(12,700)

Ending units	17,237,659	18,794,597	20,772,328	22,494,782	514,302	503,857	299,403	172,298

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DWVVLS		DWVSVS		ETVFR		FCA2S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$17,031	8,808	(605,644)	(599,128)	1,499,161	860,719	12,304	(912)
Realized gain (loss) on investments	9,773	9,162	827,868	332,332	651,715	267,561	(92,962)	(9,577)
Change in unrealized gain (loss) on investments	(229,654)	117,206	(15,227,262)	3,718,699	(3,696,557)	(228,945)	71,751	62,948
Reinvested capital gains	113,066	32,955	4,256,704	2,039,549	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(89,784)	168,131	(10,748,334)	5,491,452	(1,545,681)	899,335	(8,907)	52,459

Equity transactions:
Purchase payments received from contract owners (note 3)	426,502	661,513	6,000,712	7,709,495	11,478,732	10,499,895	14,706	16
Transfers between funds	543,622	(72,011)	(3,965,886)	(5,686,042)	14,604,066	3,617,639	(515,453)	(9,029)
Redemptions (note 3)	(75,951)	(47,252)	(3,514,763)	(3,475,001)	(5,683,008)	(4,118,708)	(108,686)	(30,608)
Annuity benefits	-	-	(1,011)	(990)	(338)	(199)	-	-
Contract maintenance charges (note 2)	(3,358)	(1,835)	(147,877)	(136,603)	(2,313)	(2,185)	(21)	(70)
Contingent deferred sales charges (note 2)	-	-	(11,631)	(23,951)	(26,206)	(21,684)	-	(125)
Adjustments to maintain reserves	(21)	4	16	(772)	(10,054)	8,583	(62)	(73)

Net equity transactions	890,794	540,419	(1,640,440)	(1,613,864)	20,360,879	9,983,341	(609,516)	(39,889)

Net change in contract owners’ equity	801,010	708,550	(12,388,774)	3,877,588	18,815,198	10,882,676	(618,423)	12,570
Contract owners’ equity beginning of period	1,560,377	851,827	60,828,677	56,951,089	55,872,464	44,989,788	618,423	605,853

Contract owners’ equity end of period	$2,361,387	1,560,377	48,439,903	60,828,677	74,687,662	55,872,464	-	618,423

CHANGES IN UNITS:
Beginning units	92,725	57,268	3,677,512	3,789,125	5,278,077	4,327,808	40,251	43,051
Units purchased	63,557	47,276	748,972	1,748,709	3,954,744	2,040,430	1,050	210
Units redeemed	(10,980)	(11,819)	(850,196)	(1,860,322)	(2,063,923)	(1,090,161)	(41,301)	(3,010)

Ending units	145,302	92,725	3,576,288	3,677,512	7,168,898	5,278,077	-	40,251

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FVU2S		FQB		FQBS		FEIP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(2,689)	-	98,361	120,920	248,814	275,566	2,430,050	1,022,552
Realized gain (loss) on investments	(65)	-	(64,112)	(24,488)	(206,676)	14,125	(2,461,075)	(5,348,009)
Change in unrealized gain (loss) on investments	(46,762)	-	(149,281)	66,683	(464,573)	130,889	(39,778,728)	30,975,742
Reinvested capital gains	-	-	-	-	-	-	13,534,654	6,368,540

Net increase (decrease) in contract owners’ equity resulting from operations	(49,516)	-	(115,032)	163,115	(422,435)	420,580	(26,275,099)	33,018,825

Equity transactions:
Purchase payments received from contract owners (note 3)	1,525	-	37,690	75,390	107,692	270,637	3,164,930	3,766,465
Transfers between funds	580,581	-	(250,863)	123,638	(640,694)	2,349,796	(5,826,018)	(4,578,881)
Redemptions (note 3)	(37,026)	-	(760,720)	(638,042)	(1,871,072)	(2,671,396)	(32,432,450)	(35,231,684)
Annuity benefits	-	-	-	-	-	-	(51,701)	(60,280)
Contract maintenance charges (note 2)	(36)	-	(1,494)	(1,753)	(10,115)	(10,366)	(99,093)	(111,313)
Contingent deferred sales charges (note 2)	-	-	(74)	(217)	(365)	(167)	(9,449)	(5,214)
Adjustments to maintain reserves	28	-	5	(83)	(46)	(293)	1,280	(46)

Net equity transactions	545,072	-	(975,456)	(441,067)	(2,414,600)	(61,789)	(35,252,501)	(36,220,953)

Net change in contract owners’ equity	495,556	-	(1,090,488)	(277,952)	(2,837,035)	358,791	(61,527,600)	(3,202,128)
Contract owners’ equity beginning of period	-	-	6,037,666	6,315,618	19,075,645	18,716,854	307,431,063	310,633,191

Contract owners’ equity end of period	$495,556	-	4,947,178	6,037,666	16,238,610	19,075,645	245,903,463	307,431,063

CHANGES IN UNITS:
Beginning units	-	-	372,687	400,313	1,339,808	1,344,546	3,943,755	4,425,270
Units purchased	58,491	-	14,527	28,377	46,209	238,006	44,825	60,857
Units redeemed	(3,733)	-	(75,876)	(56,003)	(218,793)	(242,744)	(513,186)	(542,372)

Ending units	54,758	-	311,338	372,687	1,167,224	1,339,808	3,475,394	3,943,755

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FVSS2		FHIP		FAMP		FB2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(41,456)	(11,366)	1,659,432	1,752,475	275,552	521,380	96,718	358,166
Realized gain (loss) on investments	332,339	408,437	(147,736)	976,071	(709,692)	19,791	1,118,749	388,960
Change in unrealized gain (loss) on investments	(1,642,487)	(873,156)	(3,327,761)	(217,959)	(8,812,378)	178,325	(44,377,897)	20,629,995
Reinvested capital gains	262,800	1,465,167	-	-	3,209,936	11,536,360	17,121,835	5,165,714

Net increase (decrease) in contract owners’ equity resulting from operations	(1,088,804)	989,082	(1,816,065)	2,510,587	(6,036,582)	12,255,856	(26,040,595)	26,542,835

Equity transactions:
Purchase payments received from contract owners (note 3)	32,449	43,607	663,470	433,859	924,400	858,690	111,858,100	177,040,664
Transfers between funds	(174,090)	(161,624)	(713,776)	(966,035)	(1,238,192)	(1,506,240)	17,411,622	12,670,416
Redemptions (note 3)	(452,692)	(486,525)	(5,643,411)	(5,398,274)	(11,647,441)	(11,202,553)	(10,679,860)	(4,395,441)
Annuity benefits	(5,806)	(4,136)	(5,520)	(5,567)	(11,708)	(12,342)	-	-
Contract maintenance charges (note 2)	(527)	(611)	(14,869)	(17,095)	(44,787)	(49,571)	(3,474,440)	(1,296,880)
Contingent deferred sales charges (note 2)	(24)	(80)	(800)	(2,982)	(4,926)	(831)	(192,604)	(65,238)
Adjustments to maintain reserves	135	(164)	(73)	496	141	373	(1,451)	(237)

Net equity transactions	(600,555)	(609,533)	(5,714,979)	(5,955,598)	(12,022,513)	(11,912,474)	114,921,367	183,953,284

Net change in contract owners’ equity	(1,689,359)	379,549	(7,531,044)	(3,445,011)	(18,059,095)	343,382	88,880,772	210,496,119
Contract owners’ equity beginning of period	6,392,768	6,013,219	43,856,471	47,301,482	102,637,821	102,294,439	308,637,826	98,141,707

Contract owners’ equity end of period	$4,703,409	6,392,768	36,325,427	43,856,471	84,578,726	102,637,821	397,518,598	308,637,826

CHANGES IN UNITS:
Beginning units	167,647	185,111	1,174,888	1,334,870	2,119,632	2,380,437	25,845,784	9,413,350
Units purchased	2,686	3,746	101,970	28,203	32,076	22,219	12,130,249	18,272,233
Units redeemed	(18,870)	(21,210)	(255,295)	(188,185)	(289,155)	(283,024)	(2,655,346)	(1,839,799)

Ending units	151,463	167,647	1,021,563	1,174,888	1,862,553	2,119,632	35,320,687	25,845,784

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) FCP		FNRS2		FEI2		FF10S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	(811,236)	(181,275)	1,426,060	(210,402)	7,996	5,270
Realized gain (loss) on investments	-	-	(25,823)	(3,517,049)	5,139,766	12,579,307	45,923	98,092
Change in unrealized gain (loss) on investments	-	-	(20,975,884)	(1,860,143)	(49,613,070)	12,745,746	(443,305)	320,905
Reinvested capital gains	-	-	83,754	44,293	14,100,291	6,420,169	135,453	98,562

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(21,729,189)	(5,514,174)	(28,946,953)	31,534,820	(253,933)	522,829

Equity transactions:
Purchase payments received from contract owners (note 3)	(434)	-	4,026,524	6,602,108	13,592,671	16,822,600	62,426	47,663
Transfers between funds	35	-	91,368	(10,778,110)	(7,598,687)	(11,031,267)	339,387	458,861
Redemptions (note 3)	398	-	(8,963,939)	(7,232,378)	(23,654,300)	(23,337,979)	(602,403)	(976,369)
Annuity benefits	-	-	(7,010)	(6,738)	(4,415)	(3,060)	(864)	(10,034)
Contract maintenance charges (note 2)	1	-	(6,546)	(7,690)	(1,213,226)	(1,208,582)	(1,308)	(1,416)
Contingent deferred sales charges (note 2)	-	-	(39,364)	(45,480)	(68,520)	(95,047)	(51)	(595)
Adjustments to maintain reserves	-	-	(867)	(698)	851	(1,414)	(805)	7,468

Net equity transactions	-	-	(4,899,834)	(11,468,986)	(18,945,626)	(18,854,749)	(203,618)	(474,422)

Net change in contract owners’ equity	-	-	(26,629,023)	(16,983,160)	(47,892,579)	12,680,071	(457,551)	48,407
Contract owners’ equity beginning of period	-	-	88,289,639	105,272,799	310,955,579	298,275,508	4,909,150	4,860,743

Contract owners’ equity end of period	$-	-	61,660,616	88,289,639	263,063,000	310,955,579	4,451,599	4,909,150

CHANGES IN UNITS:
Beginning units	-	-	5,387,615	6,156,581	11,450,750	12,175,654	300,966	332,315
Units purchased	(13)	-	6,618,436	1,225,870	951,630	1,479,837	35,212	43,136
Units redeemed	13	-	(6,921,379)	(1,994,836)	(1,648,405)	(2,204,741)	(45,180)	(74,485)

Ending units	-	-	5,084,672	5,387,615	10,753,975	11,450,750	290,998	300,966

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF10S2		FF20S		FF20S2		FF30S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(206,607)	(418,103)	8,956	6,201	(1,050,146)	(960,834)	(11,834)	9,690
Realized gain (loss) on investments	5,460,195	5,156,643	344,974	502,981	15,114,450	13,129,921	621,571	242,883
Change in unrealized gain (loss) on investments	(26,102,773)	16,141,894	(1,352,360)	545,844	(60,188,294)	37,267,157	(2,131,261)	1,397,908
Reinvested capital gains	7,001,858	5,002,048	308,057	269,572	14,371,284	12,796,145	342,307	413,331

Net increase (decrease) in contract owners’ equity resulting from operations	(13,847,327)	25,882,482	(690,373)	1,324,598	(31,752,706)	62,232,389	(1,179,217)	2,063,812

Equity transactions:
Purchase payments received from contract owners (note 3)	9,521,640	17,100,018	184,722	437,109	4,850,225	6,779,858	925,011	779,922
Transfers between funds	1,817,392	(5,022,791)	900,717	595,687	(9,066,291)	(5,884,688)	36,865	1,179,528
Redemptions (note 3)	(19,741,961)	(15,906,023)	(1,088,607)	(2,459,111)	(41,324,118)	(34,021,587)	(1,832,773)	(907,066)
Annuity benefits	(7,685)	(7,665)	-	-	(5,559)	(5,446)	-	-
Contract maintenance charges (note 2)	(2,902,153)	(2,735,259)	(3,209)	(3,662)	(4,780,308)	(4,822,893)	(5,154)	(4,603)
Contingent deferred sales charges (note 2)	(104,725)	(149,840)	(784)	(2,640)	(73,855)	(140,148)	(3,250)	(3,868)
Adjustments to maintain reserves	204	1,249	21	(99)	414	(1,311)	(17)	(60)

Net equity transactions	(11,417,288)	(6,720,311)	(7,140)	(1,432,716)	(50,399,492)	(38,096,215)	(879,318)	1,043,853

Net change in contract owners’ equity	(25,264,615)	19,162,171	(697,513)	(108,118)	(82,152,198)	24,136,174	(2,058,535)	3,107,665
Contract owners’ equity beginning of period	254,833,926	235,671,755	9,470,434	9,578,552	466,493,917	442,357,743	13,393,745	10,286,080

Contract owners’ equity end of period	$229,569,311	254,833,926	8,772,921	9,470,434	384,341,719	466,493,917	11,335,210	13,393,745

CHANGES IN UNITS:
Beginning units	14,831,606	15,269,426	568,630	661,082	25,198,593	27,398,493	760,388	696,503
Units purchased	1,274,206	1,617,874	100,860	87,881	873,369	1,176,640	92,356	141,806
Units redeemed	(1,954,299)	(2,055,694)	(101,789)	(180,333)	(3,653,063)	(3,376,540)	(145,094)	(77,921)

Ending units	14,151,513	14,831,606	567,701	568,630	22,418,899	25,198,593	707,650	760,388

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF30S2		FGI2		FGP		FG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(371,147)	(304,097)	(3,658,480)	16,832	(4,368,236)	(4,053,357)	(5,948,665)	(4,838,318)
Realized gain (loss) on investments	1,403,270	1,684,923	3,872,401	1,362,102	29,599,018	24,376,628	14,118,539	15,874,492
Change in unrealized gain (loss) on investments	(9,147,520)	7,374,038	(49,791,435)	22,152,210	(82,860,360)	56,782,685	(66,693,541)	53,907,843
Reinvested capital gains	1,773,016	2,291,086	15,255,804	3,537,375	55,285,394	26,274,071	51,928,807	22,095,764

Net increase (decrease) in contract owners’ equity resulting from operations	(6,342,381)	11,045,950	(34,321,710)	27,068,519	(2,344,184)	103,380,027	(6,594,860)	87,039,781

Equity transactions:
Purchase payments received from contract owners (note 3)	3,969,084	5,184,093	91,715,624	150,918,584	4,816,054	3,845,730	30,284,344	30,238,979
Transfers between funds	(1,402,694)	1,490,649	(8,428,242)	7,221,876	(2,760,126)	(647,477)	(20,046,126)	7,160,427
Redemptions (note 3)	(7,413,024)	(5,732,096)	(7,354,070)	(3,357,664)	(40,291,375)	(41,619,855)	(25,504,211)	(23,493,686)
Annuity benefits	(1,788)	(1,711)	-	-	(73,214)	(68,395)	(2,549)	(2,322)
Contract maintenance charges (note 2)	(5,076)	(5,287)	(3,002,925)	(1,127,666)	(153,068)	(158,287)	(1,201,429)	(1,129,777)
Contingent deferred sales charges (note 2)	(19,777)	(12,727)	(165,405)	(53,483)	(8,378)	(6,832)	(166,733)	(150,156)
Adjustments to maintain reserves	142	(707)	(35,799)	(358)	810	(10,806)	902	(1,424)

Net equity transactions	(4,873,133)	922,214	72,729,183	153,601,289	(38,469,297)	(38,665,922)	(16,635,802)	12,622,041

Net change in contract owners’ equity	(11,215,514)	11,968,164	38,407,473	180,669,808	(40,813,481)	64,714,105	(23,230,662)	99,661,822
Contract owners’ equity beginning of period	71,091,820	59,123,656	264,509,037	83,839,229	387,629,573	322,915,468	363,633,954	263,972,132

Contract owners’ equity end of period	$59,876,306	71,091,820	302,916,510	264,509,037	346,816,092	387,629,573	340,403,292	363,633,954

CHANGES IN UNITS:
Beginning units	3,607,721	3,573,631	20,434,676	7,451,209	3,340,796	3,707,233	11,129,767	10,698,404
Units purchased	364,619	506,123	8,693,610	15,021,616	93,834	85,537	2,325,940	2,904,082
Units redeemed	(615,842)	(472,033)	(3,005,619)	(2,038,149)	(407,098)	(451,974)	(2,803,339)	(2,472,719)

Ending units	3,356,498	3,607,721	26,122,667	20,434,676	3,027,532	3,340,796	10,652,368	11,129,767

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FIGBS		FIGBP2		FMCS		FMC2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$129,761	137,032	6,092,097	4,978,092	(146,225)	(129,909)	(3,108,389)	(2,912,205)
Realized gain (loss) on investments	(199,311)	(38,443)	(423,542)	49,840	277,996	140,206	6,906,338	12,851,196
Change in unrealized gain (loss) on investments	(286,813)	228,369	(22,436,181)	4,531,188	(4,648,257)	2,398,325	(67,955,807)	24,638,560
Reinvested capital gains	83,100	64,864	3,764,870	1,966,219	1,649,105	857,988	24,078,372	12,883,237

Net increase (decrease) in contract owners’ equity resulting from operations	(273,263)	391,822	(13,002,756)	11,525,339	(2,867,381)	3,266,610	(40,079,486)	47,460,788

Equity transactions:
Purchase payments received from contract owners (note 3)	258,381	386,050	104,705,171	171,683,110	357,970	352,874	2,745,048	7,984,322
Transfers between funds	63,689	1,098,051	30,211,044	41,191,004	(159,920)	(252,504)	(10,241,755)	(13,080,260)
Redemptions (note 3)	(1,712,223)	(2,273,318)	(38,205,059)	(34,082,256)	(1,615,987)	(1,887,680)	(25,966,933)	(23,794,059)
Annuity benefits	(7,465)	(7,843)	(16,854)	(17,157)	(2,607)	(2,417)	(25,865)	(24,060)
Contract maintenance charges (note 2)	(3,937)	(4,590)	(5,948,176)	(3,690,571)	(4,687)	(5,292)	(1,312,178)	(1,357,120)
Contingent deferred sales charges (note 2)	(2,468)	(1,247)	(230,960)	(133,173)	(1,840)	(1,894)	(63,257)	(80,270)
Adjustments to maintain reserves	(31)	(106)	378,321	(4,502)	116	(1,638)	620	(1,676)

Net equity transactions	(1,404,054)	(803,003)	90,893,487	174,946,455	(1,426,955)	(1,798,551)	(34,864,320)	(30,353,123)

Net change in contract owners’ equity	(1,677,317)	(411,181)	77,890,731	186,471,794	(4,294,336)	1,468,059	(74,943,806)	17,107,665
Contract owners’ equity beginning of period	13,826,000	14,237,181	583,154,460	396,682,666	19,622,166	18,154,107	285,621,497	268,513,832

Contract owners’ equity end of period	$12,148,683	13,826,000	661,045,191	583,154,460	15,327,830	19,622,166	210,677,691	285,621,497

CHANGES IN UNITS:
Beginning units	923,643	976,988	39,490,721	27,826,362	925,175	1,019,717	6,276,254	6,995,968
Units purchased	80,710	149,689	11,416,148	16,019,623	40,715	59,011	220,584	428,434
Units redeemed	(176,798)	(203,034)	(5,344,484)	(4,355,264)	(107,985)	(153,553)	(979,096)	(1,148,148)

Ending units	827,555	923,643	45,562,385	39,490,721	857,905	925,175	5,517,742	6,276,254

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FOP		FO2		FVSS		FRESS2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$97,501	45,558	(185,494)	(303,619)	(19,852)	2,299	77,301	16,919
Realized gain (loss) on investments	583,232	(798,318)	1,128,172	(48,565)	197,080	253,203	(97,554)	(2,235)
Change in unrealized gain (loss) on investments	(9,512,953)	14,803,954	(17,141,232)	22,550,842	(1,148,924)	(620,051)	(447,000)	(27,332)
Reinvested capital gains	-	52,068	-	88,127	194,281	1,105,620	134,840	47,857

Net increase (decrease) in contract owners’ equity resulting from operations	(8,832,220)	14,103,262	(16,198,554)	22,286,785	(777,415)	741,071	(332,413)	35,209

Equity transactions:
Purchase payments received from contract owners (note 3)	496,135	441,058	7,061,714	6,574,003	29,638	56,719	1,623,592	925,097
Transfers between funds	(573,300)	(922,213)	2,097,976	478,654	(176,921)	(35,628)	1,497,191	494,549
Redemptions (note 3)	(5,142,773)	(5,839,544)	(8,653,189)	(7,695,525)	(317,027)	(651,718)	(257,477)	(104,916)
Annuity benefits	(4,792)	(5,448)	(1,196)	(1,234)	-	-	-	-
Contract maintenance charges (note 2)	(21,450)	(23,667)	(567,145)	(554,612)	(1,321)	(1,536)	(150)	(21)
Contingent deferred sales charges (note 2)	(1,887)	(1,639)	(28,795)	(40,340)	(8)	(142)	(28)	-
Adjustments to maintain reserves	720	(3,510)	862	(536)	(20)	(94)	(38)	(41)

Net equity transactions	(5,247,347)	(6,354,963)	(89,773)	(1,239,590)	(465,659)	(632,399)	2,863,090	1,314,668

Net change in contract owners’ equity	(14,079,567)	7,748,299	(16,288,327)	21,047,195	(1,243,074)	108,672	2,530,677	1,349,877
Contract owners’ equity beginning of period	59,828,620	52,080,321	101,411,425	80,364,230	4,643,897	4,535,225	2,194,349	844,472

Contract owners’ equity end of period	$45,749,053	59,828,620	85,123,098	101,411,425	3,400,823	4,643,897	4,725,026	2,194,349

CHANGES IN UNITS:
Beginning units	1,652,970	1,852,149	3,943,518	3,994,427	169,584	194,874	175,387	67,558
Units purchased	28,094	47,461	777,969	799,401	4,368	8,233	333,010	122,709
Units redeemed	(178,524)	(246,640)	(761,025)	(850,310)	(21,703)	(33,523)	(95,628)	(14,880)

Ending units	1,502,540	1,652,970	3,960,462	3,943,518	152,249	169,584	412,769	175,387

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FEMS2		FTVIS2		FTVRD2		FTVSV2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,044	-	7,851,291	6,737,777	(71,591)	21,899	(528,940)	(951,530)
Realized gain (loss) on investments	(1,665)	-	3,671,899	2,843,926	2,444,711	2,026,164	2,882,734	5,990,183
Change in unrealized gain (loss) on investments	(264,336)	-	(25,548,526)	10,641,248	(6,696,720)	3,006,154	(27,725,338)	(3,641,855)
Reinvested capital gains	-	-	-	-	2,186,578	1,340,716	13,498,029	6,948,289

Net increase (decrease) in contract owners’ equity resulting from operations	(262,957)	-	(14,025,336)	20,222,951	(2,137,022)	6,394,933	(11,873,515)	8,345,087

Equity transactions:
Purchase payments received from contract owners (note 3)	1,212,902	-	8,904,876	13,621,115	519,242	507,572	517,193	508,339
Transfers between funds	1,783,483	-	(10,914,189)	(5,282,424)	(610,271)	(1,443,645)	(3,194,060)	(6,639,037)
Redemptions (note 3)	(29,744)	-	(23,007,478)	(25,592,492)	(3,535,404)	(6,024,549)	(10,885,473)	(11,403,611)
Annuity benefits	-	-	(6,512)	(6,501)	(9,578)	(6,661)	(5,742)	(5,329)
Contract maintenance charges (note 2)	(33)	-	(12,097)	(14,207)	(2,319)	(2,645)	(427,871)	(446,745)
Contingent deferred sales charges (note 2)	(238)	-	(65,577)	(69,777)	(418)	(944)	(13,775)	(16,026)
Adjustments to maintain reserves	(25)	-	(73)	(878)	59	(552)	(29)	943

Net equity transactions	2,966,345	-	(25,101,050)	(17,345,164)	(3,638,689)	(6,971,424)	(14,009,757)	(18,001,466)

Net change in contract owners’ equity	2,703,388	-	(39,126,386)	2,877,787	(5,775,711)	(576,491)	(25,883,272)	(9,656,379)
Contract owners’ equity beginning of period	-	-	264,535,263	261,657,476	36,948,938	37,525,429	97,587,932	107,244,311

Contract owners’ equity end of period	$2,703,388	-	225,408,877	264,535,263	31,173,227	36,948,938	71,704,660	97,587,932

CHANGES IN UNITS:
Beginning units	-	-	16,047,838	17,118,771	1,134,416	1,368,599	2,409,787	2,890,770
Units purchased	345,624	-	1,609,945	1,716,926	49,477	26,907	103,738	175,573
Units redeemed	(17,510)	-	(3,194,955)	(2,787,859)	(160,784)	(261,090)	(447,751)	(656,556)

Ending units	328,114	-	14,462,828	16,047,838	1,023,109	1,134,416	2,065,774	2,409,787

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVMD2		FTVDM2		TIF2		FTVGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$23,511	13,221	(66,774)	(58,793)	384,443	427,806	(1,810,659)	(1,869,670)
Realized gain (loss) on investments	(7,094)	(11,915)	(107,114)	(281,905)	(1,089,557)	(1,521,452)	(1,945,731)	(1,282,898)
Change in unrealized gain (loss) on investments	(175,665)	17,905	(1,878,357)	4,379,801	(5,020,502)	6,576,105	4,193,318	3,171,964
Reinvested capital gains	15,296	56,102	-	-	-	-	-	382,081

Net increase (decrease) in contract owners’ equity resulting from operations	(143,952)	75,313	(2,052,245)	4,039,103	(5,725,616)	5,482,459	436,928	401,477

Equity transactions:
Purchase payments received from contract owners (note 3)	94,904	263,357	132,680	103,556	255,695	227,964	4,545,353	8,092,557
Transfers between funds	68,524	72,339	(2,144,714)	1,877,249	646,914	(1,554,154)	(1,665,736)	2,572,645
Redemptions (note 3)	(11,757)	(69,167)	(1,983,061)	(1,205,224)	(4,902,339)	(5,702,347)	(11,906,878)	(10,599,001)
Annuity benefits	-	-	-	-	(2,155)	(2,387)	(14,410)	(15,081)
Contract maintenance charges (note 2)	(2,130)	(1,315)	(1,116)	(1,386)	(129,296)	(150,428)	(6,610)	(7,634)
Contingent deferred sales charges (note 2)	-	-	(809)	(162)	(1,218)	(2,898)	(35,824)	(30,630)
Adjustments to maintain reserves	6	(22)	27	(477)	(50)	(555)	(28)	(778)

Net equity transactions	149,547	265,192	(3,996,993)	773,556	(4,132,449)	(7,184,805)	(9,084,133)	12,078

Net change in contract owners’ equity	5,595	340,505	(6,049,238)	4,812,659	(9,858,065)	(1,702,346)	(8,647,205)	413,555
Contract owners’ equity beginning of period	1,119,413	778,908	14,799,798	9,987,139	37,516,716	39,219,062	118,251,702	117,838,147

Contract owners’ equity end of period	$1,125,008	1,119,413	8,750,560	14,799,798	27,658,651	37,516,716	109,604,497	118,251,702

CHANGES IN UNITS:
Beginning units	79,914	60,134	1,248,611	1,166,947	1,553,378	1,857,240	12,642,442	12,642,337
Units purchased	12,936	27,013	78,498	428,495	87,970	73,645	1,504,980	1,896,180
Units redeemed	(1,949)	(7,233)	(437,653)	(346,831)	(273,345)	(377,507)	(2,466,345)	(1,896,075)

Ending units	90,901	79,914	889,456	1,248,611	1,368,003	1,553,378	11,681,077	12,642,442

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVFA2		FTVSI2		JPMMV1		JABS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,311,414	1,017,801	28,070	9,762	(48,570)	(74,720)	53,803	14,097
Realized gain (loss) on investments	363,722	986,395	(4,219)	(21,514)	338,017	476,581	425,373	198,911
Change in unrealized gain (loss) on investments	(14,122,207)	3,266,244	(46,307)	31,023	(2,111,734)	623,099	(808,909)	1,257,601
Reinvested capital gains	2,282,402	4,139,331	-	-	214,170	653,180	261,634	18,437

Net increase (decrease) in contract owners’ equity resulting from operations	(10,164,669)	9,409,771	(22,456)	19,271	(1,608,117)	1,678,140	(68,099)	1,489,046

Equity transactions:
Purchase payments received from contract owners (note 3)	3,678,415	4,280,597	102	154,503	204,186	215,037	842,240	363,497
Transfers between funds	(6,024,110)	879,256	656,070	125,786	(756,165)	(821,827)	(585,948)	240,423
Redemptions (note 3)	(8,941,635)	(6,115,582)	(24,251)	(227,638)	(1,954,311)	(1,321,143)	(768,680)	(1,273,149)
Annuity benefits	(667)	(669)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,116)	(3,521)	-	-	(3,271)	(3,882)	(411)	(401)
Contingent deferred sales charges (note 2)	(21,686)	(27,576)	-	-	(2,929)	(1,737)	-	(305)
Adjustments to maintain reserves	69	(733)	(2)	(11)	(3)	(245)	115	2,648

Net equity transactions	(11,312,730)	(988,228)	631,919	52,640	(2,512,493)	(1,933,797)	(512,684)	(667,287)

Net change in contract owners’ equity	(21,477,399)	8,421,543	609,463	71,911	(4,120,610)	(255,657)	(580,783)	821,759
Contract owners’ equity beginning of period	101,083,345	92,661,802	574,493	502,582	14,600,047	14,855,704	10,161,366	9,339,607

Contract owners’ equity end of period	$79,605,946	101,083,345	1,183,956	574,493	10,479,437	14,600,047	9,580,583	10,161,366

CHANGES IN UNITS:
Beginning units	7,228,922	7,292,261	53,163	48,249	469,253	535,946	366,508	392,370
Units purchased	504,575	1,064,452	63,085	29,746	12,164	28,495	90,757	25,674
Units redeemed	(1,329,419)	(1,127,791)	(4,072)	(24,832)	(94,090)	(95,188)	(61,730)	(51,536)

Ending units	6,404,078	7,228,922	112,176	53,163	387,327	469,253	395,535	366,508

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAMGS		JAFBS		JACAS		JAGTS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,144)	120	742,849	553,506	(352,311)	(2,006,332)	(714,431)	(1,161,680)
Realized gain (loss) on investments	12,719	(2,111)	(139,264)	(38,309)	710,265	(4,863,896)	16,505,654	3,665,166
Change in unrealized gain (loss) on investments	(191,274)	71,399	(2,208,007)	375,779	(16,594,783)	32,403,045	(22,197,486)	24,926,432
Reinvested capital gains	84,734	22,780	-	-	18,286,925	7,622,810	4,567,351	5,498,162

Net increase (decrease) in contract owners’ equity resulting from operations	(97,965)	92,188	(1,604,422)	890,976	2,050,096	33,155,627	(1,838,912)	32,928,080

Equity transactions:
Purchase payments received from contract owners (note 3)	491,829	320,101	6,836,940	8,152,037	1,107,548	1,284,524	14,456,231	11,040,341
Transfers between funds	733,737	114,624	5,895,837	2,794,913	(9,623,072)	(6,146,130)	(1,077,187)	18,024,479
Redemptions (note 3)	(26,062)	(48,081)	(2,516,947)	(3,134,843)	(13,083,213)	(15,003,775)	(11,145,937)	(8,069,997)
Annuity benefits	-	-	(1,185)	(938)	(2,120)	(1,642)	(1,000)	(820)
Contract maintenance charges (note 2)	(2,941)	(81)	(480,182)	(401,878)	(631,565)	(671,171)	(7,630)	(6,287)
Contingent deferred sales charges (note 2)	-	-	(16,791)	(23,428)	(20,554)	(28,076)	(68,910)	(47,772)
Adjustments to maintain reserves	(6)	(19)	(36)	682	(114)	(4,092)	(76)	(787)

Net equity transactions	1,196,557	386,544	9,717,636	7,386,545	(22,253,090)	(20,570,362)	2,155,491	20,939,157

Net change in contract owners’ equity	1,098,592	478,732	8,113,214	8,277,521	(20,202,994)	12,585,265	316,579	53,867,237
Contract owners’ equity beginning of period	702,177	223,445	56,055,319	47,777,798	137,590,476	125,005,211	122,672,961	68,805,724

Contract owners’ equity end of period	$1,800,769	702,177	64,168,533	56,055,319	117,387,482	137,590,476	122,989,540	122,672,961

CHANGES IN UNITS:
Beginning units	35,322	14,228	5,597,484	4,859,004	4,346,116	5,035,118	6,516,353	5,095,862
Units purchased	60,265	24,716	1,706,385	1,670,517	241,970	426,392	3,520,812	3,803,880
Units redeemed	(3,959)	(3,622)	(718,500)	(932,037)	(868,056)	(1,115,394)	(3,437,696)	(2,383,389)

Ending units	91,628	35,322	6,585,369	5,597,484	3,720,030	4,346,116	6,599,469	6,516,353

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAIGS		LZREMS		LOVTRC		LOVSDC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$72,540	30,773	140,375	106,320	750,454	341,749	1,087	-
Realized gain (loss) on investments	(1,833,508)	(2,351,849)	1,184,685	658,270	(76,499)	(82,561)	-	-
Change in unrealized gain (loss) on investments	(5,139,049)	13,519,548	(11,710,029)	8,272,544	(1,344,164)	118,343	(957)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,900,017)	11,198,472	(10,384,969)	9,037,134	(670,209)	377,531	130	-

Equity transactions:
Purchase payments received from contract owners (note 3)	615,333	561,855	7,111,034	9,774,498	8,905,172	10,999,764	33,201	-
Transfers between funds	(590,198)	(393,748)	561,897	(3,031,202)	5,238,904	5,726,281	-	-
Redemptions (note 3)	(5,191,222)	(5,155,735)	(3,186,877)	(2,335,627)	(1,568,451)	(1,147,511)	-	-
Annuity benefits	(10,798)	(10,156)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,719)	(7,903)	(1,175)	(1,337)	(228,134)	(98,746)	-	-
Contingent deferred sales charges (note 2)	(14,109)	(14,390)	(10,343)	(17,165)	(10,170)	(6,192)	-	-
Adjustments to maintain reserves	103	(1,125)	79	(598)	(10)	(284)	2	-

Net equity transactions	(5,197,610)	(5,021,202)	4,474,615	4,388,569	12,337,311	15,473,312	33,203	-

Net change in contract owners’ equity	(12,097,627)	6,177,270	(5,910,354)	13,425,703	11,667,102	15,850,843	33,333	-
Contract owners’ equity beginning of period	45,557,124	39,379,854	48,516,913	35,091,210	27,146,077	11,295,234	-	-

Contract owners’ equity end of period	$33,459,497	45,557,124	42,606,559	48,516,913	38,813,179	27,146,077	33,333	-

CHANGES IN UNITS:
Beginning units	2,189,258	2,427,421	4,480,686	4,087,331	2,660,651	1,134,112	-	-
Units purchased	198,393	401,365	1,502,317	2,242,353	1,578,184	1,988,321	3,299	-
Units redeemed	(461,892)	(639,528)	(1,078,770)	(1,848,998)	(343,996)	(461,782)	-	-

Ending units	1,925,759	2,189,258	4,904,233	4,480,686	3,894,839	2,660,651	3,299	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MNCPS2		M2IGSS		MNDSC		MVUSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$93	-	(69,714)	(66,625)	(646,479)	(484,938)	428	5,925
Realized gain (loss) on investments	(4)	-	82,259	(72,057)	1,821,170	(784,578)	(6,450)	(5,532)
Change in unrealized gain (loss) on investments	(3,957)	-	(378,897)	1,250,513	(9,219,737)	7,124,208	4,819	20,168
Reinvested capital gains	409	-	356,282	313,256	6,094,876	605,596	631	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,459)	-	(10,070)	1,425,087	(1,950,170)	6,460,288	(572)	20,561

Equity transactions:
Purchase payments received from contract owners (note 3)	45,070	-	25,083	43,625	4,991,449	2,366,493	22,936	17,500
Transfers between funds	279	-	(87,458)	(818,741)	(890,191)	4,967,571	(20,076)	(3,635)
Redemptions (note 3)	-	-	(723,496)	(531,246)	(2,711,839)	(1,776,128)	(11,784)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(513)	(480)	(108,830)	(88,151)	-	-
Contingent deferred sales charges (note 2)	-	-	(17)	(30)	(16,047)	(10,437)	-	-
Adjustments to maintain reserves	(2)	-	28	(239)	65	(803)	(3)	(7)

Net equity transactions	45,347	-	(786,373)	(1,307,111)	1,264,607	5,458,545	(8,927)	13,858

Net change in contract owners’ equity	41,888	-	(796,443)	117,976	(685,563)	11,918,833	(9,499)	34,419
Contract owners’ equity beginning of period	-	-	6,216,844	6,098,868	38,147,836	26,229,003	183,219	148,800

Contract owners’ equity end of period	$41,888	-	5,420,401	6,216,844	37,462,273	38,147,836	173,720	183,219

CHANGES IN UNITS:
Beginning units	-	-	485,616	601,619	2,308,380	1,975,791	14,544	13,452
Units purchased	4,444	-	16,552	26,487	1,026,552	785,601	2,287	2,966
Units redeemed	-	-	(74,697)	(142,490)	(997,141)	(453,012)	(3,058)	(1,874)

Ending units	4,444	-	427,471	485,616	2,337,791	2,308,380	13,773	14,544

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MVFSC		MVIVSC		MSGI2		MSVFI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(983,535)	700,208	(1,840,855)	(642,394)	133,601	86,380	25,831	44,711
Realized gain (loss) on investments	22,357,608	24,622,547	11,909,540	8,494,585	(70,194)	(5,832)	785	12,957
Change in unrealized gain (loss) on investments	(94,048,066)	17,306,027	(45,275,409)	50,158,403	(1,671,137)	481,092	(70,753)	54,664
Reinvested capital gains	27,076,633	16,169,518	3,237,821	257,308	437,769	613,659	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,597,360)	58,798,300	(31,968,903)	58,267,902	(1,169,961)	1,175,299	(44,137)	112,332

Equity transactions:
Purchase payments received from contract owners (note 3)	14,074,260	20,322,373	21,495,931	22,731,422	1,891,516	2,463,363	26,216	203,980
Transfers between funds	(12,387,611)	(13,073,965)	(8,015,350)	12,486,084	(1,842,625)	1,598,794	509,064	345,580
Redemptions (note 3)	(36,995,544)	(37,680,801)	(20,638,356)	(16,719,275)	(948,740)	(961,869)	(292,770)	(408,837)
Annuity benefits	(19,283)	(17,850)	(9,005)	(1,591)	-	-	(1,520)	(1,184)
Contract maintenance charges (note 2)	(2,061,720)	(2,073,173)	(1,509,804)	(1,462,012)	(262)	(522)	(357)	(400)
Contingent deferred sales charges (note 2)	(54,974)	(95,527)	(91,371)	(73,198)	(12,683)	(3,460)	(85)	-
Adjustments to maintain reserves	(44)	(1,408)	10	(1,439)	23	(332)	(28)	1,176

Net equity transactions	(37,444,916)	(32,620,351)	(8,767,945)	16,959,991	(912,771)	3,095,974	240,520	140,315

Net change in contract owners’ equity	(83,042,276)	26,177,949	(40,736,848)	75,227,893	(2,082,732)	4,271,273	196,383	252,647
Contract owners’ equity beginning of period	422,563,556	396,385,607	299,409,947	224,182,054	13,234,445	8,963,172	2,436,534	2,183,887

Contract owners’ equity end of period	$339,521,280	422,563,556	258,673,099	299,409,947	11,151,713	13,234,445	2,632,917	2,436,534

CHANGES IN UNITS:
Beginning units	12,465,206	13,487,674	15,131,602	14,144,359	1,286,043	964,729	172,681	164,356
Units purchased	1,104,115	1,357,463	2,250,294	3,577,070	389,874	934,178	66,440	57,083
Units redeemed	(2,198,780)	(2,379,931)	(2,704,547)	(2,589,827)	(480,402)	(612,864)	(48,621)	(48,758)

Ending units	11,370,541	12,465,206	14,677,349	15,131,602	1,195,515	1,286,043	190,500	172,681

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSVF2		MSEM		MSEMB		VKVGR2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$80,684	150,678	66,438	71,810	30,202	29,128	6,157	1,964
Realized gain (loss) on investments	71,349	108,367	7,084	14,938	(17,110)	18,903	1,138	6,512
Change in unrealized gain (loss) on investments	(399,355)	194,022	(204,563)	55,417	(64,719)	1,970	(35,038)	12,002
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(247,322)	453,067	(131,041)	142,165	(51,627)	50,001	(27,743)	20,478

Equity transactions:
Purchase payments received from contract owners (note 3)	115,623	236,492	6	-	26,618	127,972	174,183	42,518
Transfers between funds	160,625	508,438	(111,322)	(23,958)	14,639	(29,471)	13,759	(233,737)
Redemptions (note 3)	(1,155,711)	(1,245,858)	(196,808)	(160,651)	(143,235)	(50,813)	(18,085)	(49,724)
Annuity benefits	(1,034)	(1,089)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18,255)	(18,890)	(815)	(924)	(48)	(91)	(4)	(6)
Contingent deferred sales charges (note 2)	(420)	(100)	(22)	-	-	-	-	-
Adjustments to maintain reserves	42	(338)	(29)	(47)	18	(81)	(11)	(14)

Net equity transactions	(899,130)	(521,345)	(308,990)	(185,580)	(102,008)	47,516	169,842	(240,963)

Net change in contract owners’ equity	(1,146,452)	(68,278)	(440,031)	(43,415)	(153,635)	97,517	142,099	(220,485)
Contract owners’ equity beginning of period	10,547,601	10,615,879	1,746,085	1,789,500	699,184	601,667	216,047	436,532

Contract owners’ equity end of period	$9,401,149	10,547,601	1,306,054	1,746,085	545,549	699,184	358,146	216,047

CHANGES IN UNITS:
Beginning units	759,666	799,543	58,179	64,563	43,423	34,535	18,964	41,570
Units purchased	59,537	91,729	2	-	4,757	16,633	19,889	6,884
Units redeemed	(124,733)	(131,606)	(10,741)	(6,384)	(12,038)	(7,745)	(4,182)	(29,490)

Ending units	694,470	759,666	47,440	58,179	36,142	43,423	34,671	18,964

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSVRE		MSVREB		VYDS		DTRTFB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$342	5	28	(1)	(1,545)	(1,023)	68,502	-
Realized gain (loss) on investments	2,357	1,274	144	155	25,153	10,265	(3,290)	-
Change in unrealized gain (loss) on investments	(4,917)	(939)	(380)	(114)	(71,050)	26,829	(49,953)	-
Reinvested capital gains	-	-	-	-	26,541	2,524	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,218)	340	(208)	40	(20,901)	38,595	15,259	-

Equity transactions:
Purchase payments received from contract owners (note 3)	13	-	-	-	1,377	-	1,075,810	-
Transfers between funds	-	-	-	-	-	(17,544)	2,252,750	-
Redemptions (note 3)	(4,174)	-	-	-	(42,069)	(2,380)	(38,635)	-
Annuity benefits	(2,565)	(3,103)	(519)	(537)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(40)	(49)	(2)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(26)	1,119	(2)	(2)	10	(57)	(12)	-

Net equity transactions	(6,752)	(1,984)	(521)	(539)	(40,722)	(20,030)	3,289,911	-

Net change in contract owners’ equity	(8,970)	(1,644)	(729)	(499)	(61,623)	18,565	3,305,170	-
Contract owners’ equity beginning of period	26,705	28,349	2,683	3,182	191,617	173,052	-	-

Contract owners’ equity end of period	$17,735	26,705	1,954	2,683	129,994	191,617	3,305,170	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	7,477	8,424	-	-
Units purchased	-	-	-	-	56	-	370,592	-
Units redeemed	-	-	-	-	(1,600)	(947)	(42,829)	-

Ending units	-	-	-	-	5,933	7,477	327,763	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVBX		NAMGI2		NAMAA2		NVAMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,058	-	(788,253)	(509,499)	(1,650,134)	7,544,269	10,216	134,907
Realized gain (loss) on investments	(1)	-	2,471,246	(20,023)	827,956	597,454	1,013,724	1,156,720
Change in unrealized gain (loss) on investments	(2,192)	-	(30,426,570)	36,356,376	(191,171,667)	154,968,774	(7,833,295)	181,811
Reinvested capital gains	91	-	13,014,492	250,869	81,105,626	15,239,276	2,692,475	1,628,404

Net increase (decrease) in contract owners’ equity resulting from operations	1,956	-	(15,729,085)	36,077,723	(110,888,219)	178,349,773	(4,116,880)	3,101,842

Equity transactions:
Purchase payments received from contract owners (note 3)	169,109	-	110,106,771	109,201,385	317,545,912	323,284,516	514,837	668,212
Transfers between funds	1,665	-	(16,132,054)	(11,146,006)	70,761,985	53,423,836	(1,231,880)	(1,270,715)
Redemptions (note 3)	-	-	(8,205,340)	(4,767,872)	(53,605,467)	(29,520,700)	(4,817,859)	(5,634,869)
Annuity benefits	-	-	-	-	-	-	(4,021)	(12,502)
Contract maintenance charges (note 2)	-	-	(3,101,957)	(1,680,484)	(18,779,303)	(13,289,417)	(13,462)	(15,227)
Contingent deferred sales charges (note 2)	-	-	(130,721)	(53,189)	(603,080)	(568,440)	(1,047)	(2,546)
Adjustments to maintain reserves	(3)	-	46	(833)	2,655	(2,663)	(38)	2,042

Net equity transactions	170,771	-	82,536,745	91,553,001	315,322,702	333,327,132	(5,553,470)	(6,265,605)

Net change in contract owners’ equity	172,727	-	66,807,660	127,630,724	204,434,483	511,676,905	(9,670,350)	(3,163,763)
Contract owners’ equity beginning of period	-	-	269,662,955	142,032,231	1,499,418,756	987,741,851	44,583,476	47,747,239

Contract owners’ equity end of period	$172,727	-	336,470,615	269,662,955	1,703,853,239	1,499,418,756	34,913,126	44,583,476

CHANGES IN UNITS:
Beginning units	-	-	20,695,623	13,095,102	126,440,617	96,551,805	1,625,882	1,867,130
Units purchased	16,971	-	8,793,408	9,514,216	35,142,926	36,584,254	33,188	69,216
Units redeemed	-	-	(2,642,809)	(1,913,695)	(8,574,857)	(6,695,442)	(235,534)	(310,464)

Ending units	16,971	-	26,846,222	20,695,623	153,008,686	126,440,617	1,423,536	1,625,882

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(542,399)	44,082	(21,567,623)	(25,164,923)	26,699,593	(5,427,470)	(4,367,169)	(2,523,242)
Realized gain (loss) on investments	4,380,443	4,221,995	162,349,396	63,719,828	11,017,167	1,421,598	11,244,628	11,564,938
Change in unrealized gain (loss) on investments	(33,380,021)	983,664	(893,029,411)	652,513,562	(122,145,281)	38,417,907	(58,849,838)	41,874,751
Reinvested capital gains	11,649,477	6,830,745	341,399,975	141,948,822	11,124,343	7,435,690	17,453,965	24,035,364

Net increase (decrease) in contract owners’ equity resulting from operations	(17,892,500)	12,080,486	(410,847,663)	833,017,289	(73,304,178)	41,847,725	(34,518,414)	74,951,811

Equity transactions:
Purchase payments received from contract owners (note 3)	6,939,343	13,139,872	336,069,270	379,476,113	356,371,879	374,324,680	26,656,534	25,480,653
Transfers between funds	(9,426,458)	(8,072,217)	42,008,625	16,447,363	163,461,571	260,298,163	(3,492,636)	(4,166,053)
Redemptions (note 3)	(15,910,296)	(15,879,136)	(589,192,610)	(429,635,887)	(188,702,494)	(135,928,199)	(29,920,142)	(22,455,480)
Annuity benefits	(36,300)	(25,653)	(33,420)	(16,998)	(47,209)	(41,255)	(6,166)	(5,795)
Contract maintenance charges (note 2)	(878,423)	(875,161)	(68,224,334)	(64,136,717)	(33,732,027)	(28,438,676)	(1,354,959)	(1,334,942)
Contingent deferred sales charges (note 2)	(56,791)	(44,887)	(2,150,053)	(1,817,479)	(1,452,970)	(961,852)	(97,306)	(84,915)
Adjustments to maintain reserves	(48)	(1,550)	(1,471)	(72,951)	(665)	(51,684)	(35)	(6,078)

Net equity transactions	(19,368,973)	(11,758,732)	(281,523,993)	(99,756,556)	295,898,085	469,201,177	(8,214,710)	(2,572,610)

Net change in contract owners’ equity	(37,261,473)	321,754	(692,371,656)	733,260,733	222,593,907	511,048,902	(42,733,124)	72,379,201
Contract owners’ equity beginning of period	185,783,640	185,461,886	6,679,396,071	5,946,135,338	2,809,360,640	2,298,311,738	329,890,845	257,511,644

Contract owners’ equity end of period	$148,522,167	185,783,640	5,987,024,415	6,679,396,071	3,031,954,547	2,809,360,640	287,157,721	329,890,845

CHANGES IN UNITS:
Beginning units	6,997,342	7,464,284	379,710,213	385,906,351	239,086,312	199,364,903	16,304,900	16,411,990
Units purchased	529,765	1,142,504	32,139,289	36,403,350	54,073,953	58,627,810	2,510,424	3,228,466
Units redeemed	(1,261,156)	(1,609,446)	(48,689,184)	(42,599,488)	(29,093,121)	(18,906,401)	(2,910,543)	(3,335,556)

Ending units	6,265,951	6,997,342	363,160,318	379,710,213	264,067,144	239,086,312	15,904,781	16,304,900

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAGR2		GVAGI2		HIBF		GEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(7,478,332)	(6,524,106)	(15,092,254)	(2,547,251)	2,576,044	2,544,917	(60,283)	7,643
Realized gain (loss) on investments	45,661,848	19,500,576	118,796,905	94,071,612	1,147,091	1,563,385	242,622	102,492
Change in unrealized gain (loss) on investments	(102,883,549)	63,546,186	(450,860,185)	145,223,909	(6,560,887)	(594,278)	(2,069,335)	2,925,748
Reinvested capital gains	56,261,054	39,086,580	247,543,198	279,886,157	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,438,979)	115,609,236	(99,612,336)	516,634,427	(2,837,752)	3,514,024	(1,886,996)	3,035,883

Equity transactions:
Purchase payments received from contract owners (note 3)	42,968,011	54,589,133	301,723,570	320,540,696	1,745,535	4,001,993	248,067	527,268
Transfers between funds	(44,561,576)	6,720,930	(182,857,928)	(184,503,491)	(792,921)	(6,641,164)	(281,709)	1,018,387
Redemptions (note 3)	(47,825,759)	(40,913,009)	(207,705,086)	(155,860,138)	(6,689,529)	(8,198,110)	(1,156,156)	(1,345,805)
Annuity benefits	(31,418)	(20,698)	(35,215)	(22,962)	(1,842)	(311)	(879)	(846)
Contract maintenance charges (note 2)	(1,581,041)	(1,502,317)	(31,585,517)	(28,021,397)	(3,153)	(3,787)	(3,674)	(4,013)
Contingent deferred sales charges (note 2)	(144,460)	(120,200)	(1,462,427)	(1,020,035)	(10,877)	(11,541)	(1,046)	(609)
Adjustments to maintain reserves	(38)	(1,992)	(1,365)	(37,720)	623	(1,156)	623	(1,029)

Net equity transactions	(51,176,281)	18,751,847	(121,923,968)	(48,925,047)	(5,752,164)	(10,854,076)	(1,194,774)	193,353

Net change in contract owners’ equity	(59,615,260)	134,361,083	(221,536,304)	467,709,380	(8,589,916)	(7,340,052)	(3,081,770)	3,229,236
Contract owners’ equity beginning of period	575,808,750	441,447,667	3,074,468,717	2,606,759,337	65,628,951	72,969,003	11,036,640	7,807,404

Contract owners’ equity end of period	$516,193,490	575,808,750	2,852,932,413	3,074,468,717	57,039,035	65,628,951	7,954,870	11,036,640

CHANGES IN UNITS:
Beginning units	28,116,220	27,107,207	176,625,407	180,180,514	2,895,079	3,399,461	452,326	426,004
Units purchased	3,839,065	5,407,062	21,374,055	23,656,166	574,421	733,149	63,438	137,370
Units redeemed	(6,245,909)	(4,398,049)	(28,228,355)	(27,211,273)	(834,830)	(1,237,531)	(115,106)	(111,048)

Ending units	25,709,376	28,116,220	169,771,107	176,625,407	2,634,670	2,895,079	400,658	452,326

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GEM2		GIG		NVIE6		NVNMO1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(698,563)	(370,728)	118,808	65,904	108,871	(20,399)	(616,226)	(608,264)
Realized gain (loss) on investments	2,326,366	267,624	158,153	62,608	2,345,202	1,174,413	3,143,671	2,945,968
Change in unrealized gain (loss) on investments	(13,325,589)	17,812,475	(3,085,892)	3,854,846	(10,312,723)	8,773,063	(14,357,331)	11,646,608
Reinvested capital gains	-	-	83,763	-	229,734	-	7,763,536	1,527,858

Net increase (decrease) in contract owners’ equity resulting from operations	(11,697,786)	17,709,371	(2,725,168)	3,983,358	(7,628,916)	9,927,077	(4,066,350)	15,512,170

Equity transactions:
Purchase payments received from contract owners (note 3)	5,102,671	5,462,579	881,773	221,676	3,952,006	4,066,493	666,389	901,531
Transfers between funds	(6,797,147)	3,983,393	66,367	(130,605)	(4,343,414)	3,412,854	(603,524)	(658,473)
Redemptions (note 3)	(5,735,084)	(4,435,298)	(1,911,341)	(1,870,032)	(3,729,313)	(3,118,660)	(7,661,134)	(8,621,425)
Annuity benefits	(7,594)	(7,171)	(5,204)	(4,534)	(186)	-	(16,866)	(15,987)
Contract maintenance charges (note 2)	(3,104)	(3,508)	(5,885)	(6,789)	(226,836)	(226,258)	(24,301)	(26,084)
Contingent deferred sales charges (note 2)	(16,852)	(12,936)	(69)	(912)	(5,944)	(12,508)	(970)	(884)
Adjustments to maintain reserves	(63)	(2,195)	28	75	31	(1,176)	19	(8,178)

Net equity transactions	(7,457,173)	4,984,864	(974,331)	(1,791,121)	(4,353,656)	4,120,745	(7,640,387)	(8,429,500)

Net change in contract owners’ equity	(19,154,959)	22,694,235	(3,699,499)	2,192,237	(11,982,572)	14,047,822	(11,706,737)	7,082,670
Contract owners’ equity beginning of period	68,130,506	45,436,271	18,189,467	15,997,230	52,776,198	38,728,376	77,948,848	70,866,178

Contract owners’ equity end of period	$48,975,547	68,130,506	14,489,968	18,189,467	40,793,626	52,776,198	66,242,111	77,948,848

CHANGES IN UNITS:
Beginning units	1,953,769	1,775,366	1,111,699	1,229,114	5,107,600	4,680,764	4,345,281	4,870,321
Units purchased	445,388	659,706	92,592	50,240	815,341	1,268,749	55,527	109,164
Units redeemed	(697,277)	(481,303)	(147,722)	(167,655)	(1,235,854)	(841,913)	(470,909)	(634,204)

Ending units	1,701,880	1,953,769	1,056,569	1,111,699	4,687,087	5,107,600	3,929,899	4,345,281

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(457,328)	(314,396)	(14,390)	(15,102)	(1,105,715)	(1,174,296)	77,395	(317,749)
Realized gain (loss) on investments	1,123,674	490,052	(31,900)	(28,673)	7,426,223	10,258,748	(881,096)	1,248,950
Change in unrealized gain (loss) on investments	(7,593,896)	5,592,992	(349,371)	193,467	(24,473,148)	(1,435,730)	(9,548,966)	5,738,071
Reinvested capital gains	4,380,874	677,596	233,530	185,986	11,452,954	10,582,509	1,400,459	4,858,858

Net increase (decrease) in contract owners’ equity resulting from operations	(2,546,676)	6,446,244	(162,131)	335,678	(6,699,686)	18,231,231	(8,952,208)	11,528,130

Equity transactions:
Purchase payments received from contract owners (note 3)	6,993,532	6,162,791	85,687	115,273	2,043,461	3,844,142	4,451,004	3,415,494
Transfers between funds	(3,935,410)	4,556,128	171,815	49,015	(7,196,880)	(4,906,206)	(3,319,227)	(2,295,842)
Redemptions (note 3)	(3,806,420)	(2,252,645)	(255,199)	(395,515)	(13,584,774)	(14,590,168)	(4,989,352)	(6,150,036)
Annuity benefits	(305)	-	-	-	(9,174)	(7,948)	(904)	(859)
Contract maintenance charges (note 2)	(249,283)	(208,639)	(741)	(831)	(658,766)	(677,927)	(4,532)	(4,643)
Contingent deferred sales charges (note 2)	(12,807)	(6,299)	(1,649)	(840)	(12,198)	(16,325)	(11,277)	(33,094)
Adjustments to maintain reserves	55	(761)	(3)	(145)	18	(938)	(72)	(841)

Net equity transactions	(1,010,638)	8,250,575	(90)	(233,043)	(19,418,313)	(16,355,370)	(3,874,360)	(5,069,821)

Net change in contract owners’ equity	(3,557,314)	14,696,819	(162,221)	102,635	(26,117,999)	1,875,861	(12,826,568)	6,458,309
Contract owners’ equity beginning of period	40,146,704	25,449,885	2,205,698	2,103,063	119,786,000	117,910,139	73,930,460	67,472,151

Contract owners’ equity end of period	$36,589,390	40,146,704	2,043,477	2,205,698	93,668,001	119,786,000	61,103,892	73,930,460

CHANGES IN UNITS:
Beginning units	2,319,444	1,806,938	115,638	129,072	6,457,892	7,416,099	4,871,759	5,239,664
Units purchased	786,281	1,085,438	25,482	17,193	211,598	442,508	390,851	420,300
Units redeemed	(849,684)	(572,932)	(25,913)	(30,627)	(1,224,342)	(1,400,715)	(674,953)	(788,205)

Ending units	2,256,041	2,319,444	115,207	115,638	5,445,148	6,457,892	4,587,657	4,871,759

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$15,267,983	8,626,403	12,082,862	3,297,214	4,197,471	3,757,723	12,827,427	6,713,900
Realized gain (loss) on investments	29,768,140	39,859,951	36,926,764	41,841,224	(4,289,679)	(1,642,979)	36,562,752	39,684,833
Change in unrealized gain (loss) on investments	(317,141,748)	68,628,464	(414,176,923)	135,953,914	(30,633,306)	16,586,935	(383,330,682)	103,001,685
Reinvested capital gains	109,458,295	104,446,870	123,441,637	176,519,613	3,795,662	14,653,561	121,116,144	162,989,937

Net increase (decrease) in contract owners’ equity resulting from operations	(162,647,330)	221,561,688	(241,725,660)	357,611,965	(26,929,852)	33,355,240	(212,824,359)	312,390,355

Equity transactions:
Purchase payments received from contract owners (note 3)	48,392,017	74,358,097	20,245,929	20,780,133	13,621,616	21,698,707	18,726,673	31,530,519
Transfers between funds	(51,175,872)	(36,608,297)	(19,948,884)	(24,703,012)	28,800,750	(3,920,118)	(39,902,104)	(41,886,594)
Redemptions (note 3)	(154,086,563)	(128,422,984)	(236,747,778)	(176,561,967)	(97,350,706)	(68,305,737)	(209,852,437)	(184,772,183)
Annuity benefits	(9,352)	(9,317)	(11,228)	(10,949)	(2,342)	(2,424)	(5,580)	(5,481)
Contract maintenance charges (note 2)	(26,852,408)	(26,361,616)	(32,933,992)	(32,733,312)	(8,768,671)	(8,904,735)	(29,850,379)	(30,186,950)
Contingent deferred sales charges (note 2)	(849,607)	(814,664)	(346,156)	(439,054)	(398,211)	(313,524)	(469,274)	(651,734)
Adjustments to maintain reserves	324	(5,890)	261	(9,659)	187	(9,615)	192	(23,070)

Net equity transactions	(184,581,461)	(117,864,671)	(269,741,848)	(213,677,820)	(64,097,377)	(59,757,446)	(261,352,909)	(225,995,493)

Net change in contract owners’ equity	(347,228,791)	103,697,017	(511,467,508)	143,934,145	(91,027,229)	(26,402,206)	(474,177,268)	86,394,862
Contract owners’ equity beginning of period	2,286,545,168	2,182,848,151	2,776,345,638	2,632,411,493	696,656,879	723,059,085	2,738,442,814	2,652,047,952

Contract owners’ equity end of period	$1,939,316,377	2,286,545,168	2,264,878,130	2,776,345,638	605,629,650	696,656,879	2,264,265,546	2,738,442,814

CHANGES IN UNITS:
Beginning units	161,832,789	170,712,773	185,428,749	200,598,080	55,841,512	60,815,023	187,940,542	204,434,070
Units purchased	6,335,270	9,432,544	4,990,320	5,277,793	9,521,559	7,397,530	3,771,878	6,150,807
Units redeemed	(19,689,581)	(18,312,528)	(23,279,115)	(20,447,124)	(14,783,044)	(12,371,041)	(21,960,754)	(22,644,335)

Ending units	148,478,478	161,832,789	167,139,954	185,428,749	50,580,027	55,841,512	169,751,666	187,940,542

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,248,164	(358,169)	5,141,349	3,275,352	51,543	56,242	1,231,606	1,452,258
Realized gain (loss) on investments	423,579	3,453,611	3,096,067	8,115,646	(53,375)	(17,267)	(1,314,436)	184,667
Change in unrealized gain (loss) on investments	(57,193,774)	23,396,173	(86,788,956)	20,510,203	(63,452)	64,944	(2,213,320)	1,026,816
Reinvested capital gains	19,354,216	27,965,620	31,104,323	33,317,810	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,167,815)	54,457,235	(47,447,217)	65,219,011	(65,284)	103,919	(2,296,150)	2,663,741

Equity transactions:
Purchase payments received from contract owners (note 3)	6,252,575	6,693,492	16,775,837	21,854,076	58,876	48,700	5,024,871	5,792,521
Transfers between funds	(9,901,698)	(7,969,176)	(13,867,885)	(17,623,463)	(144,057)	127,425	(1,026,882)	5,559,965
Redemptions (note 3)	(38,382,547)	(36,469,964)	(61,005,704)	(59,954,856)	(363,497)	(298,295)	(9,816,143)	(9,592,067)
Annuity benefits	-	-	-	-	-	-	(24,426)	(6,232)
Contract maintenance charges (note 2)	(1,815,378)	(1,871,611)	(9,554,219)	(9,543,950)	(698)	(826)	(612,093)	(606,285)
Contingent deferred sales charges (note 2)	(42,117)	(57,659)	(230,117)	(360,852)	(600)	(534)	(13,199)	(19,237)
Adjustments to maintain reserves	65	(1,377)	51	(2,339)	9	(34)	210	(896)

Net equity transactions	(43,889,100)	(39,676,295)	(67,882,037)	(65,631,384)	(449,967)	(123,564)	(6,467,662)	1,127,769

Net change in contract owners’ equity	(80,056,915)	14,780,940	(115,329,254)	(412,373)	(515,251)	(19,645)	(8,763,812)	3,791,510
Contract owners’ equity beginning of period	369,304,104	354,523,164	819,027,614	819,439,987	3,463,330	3,482,975	99,875,407	96,083,897

Contract owners’ equity end of period	$289,247,189	369,304,104	703,698,360	819,027,614	2,948,079	3,463,330	91,111,595	99,875,407

CHANGES IN UNITS:
Beginning units	24,451,473	27,286,181	60,127,400	65,146,020	263,219	272,710	7,919,555	7,826,378
Units purchased	796,727	1,047,070	2,705,091	3,077,446	44,577	35,616	1,624,715	2,632,173
Units redeemed	(3,766,071)	(3,881,778)	(7,797,475)	(8,096,066)	(79,729)	(45,107)	(2,177,894)	(2,538,996)

Ending units	21,482,129	24,451,473	55,035,016	60,127,400	228,067	263,219	7,366,376	7,919,555

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVLCP2		TRF		TRF2		GBF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$644,277	589,578	(341,121)	(387,869)	(777,520)	(834,428)	1,228,304	1,298,348
Realized gain (loss) on investments	(360,233)	(430,054)	5,412,533	3,171,918	12,434,552	15,022,062	(2,864,077)	(3,952,023)
Change in unrealized gain (loss) on investments	(2,378,195)	1,350,537	(6,081,029)	18,811,471	(12,693,515)	4,652,507	(1,525,061)	4,016,670
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,094,151)	1,510,061	(1,009,617)	21,595,520	(1,036,483)	18,840,141	(3,160,834)	1,362,995

Equity transactions:
Purchase payments received from contract owners (note 3)	3,303,665	3,215,265	1,467,516	1,030,174	2,411,856	2,461,815	4,179,981	5,139,597
Transfers between funds	2,295,557	2,850,402	(551,911)	(1,270,412)	(6,763,359)	(5,954,192)	16,080,637	7,080,585
Redemptions (note 3)	(5,364,101)	(4,458,172)	(14,795,769)	(11,626,956)	(12,593,975)	(13,719,185)	(23,267,251)	(28,673,409)
Annuity benefits	-	-	(50,318)	(48,504)	(7,103)	(5,904)	(19,597)	(20,832)
Contract maintenance charges (note 2)	(559,581)	(548,213)	(57,022)	(61,224)	(534,173)	(555,509)	(967,906)	(1,011,833)
Contingent deferred sales charges (note 2)	(12,844)	(15,348)	(1,910)	(1,501)	(12,725)	(20,428)	(20,484)	(38,533)
Adjustments to maintain reserves	82	(781)	(252)	1,019	(30)	(2,077)	(201)	1,011

Net equity transactions	(337,222)	1,043,153	(13,989,666)	(11,977,404)	(17,499,509)	(17,795,480)	(4,014,821)	(17,523,414)

Net change in contract owners’ equity	(2,431,373)	2,553,214	(14,999,283)	9,618,116	(18,535,992)	1,044,661	(7,175,655)	(16,160,419)
Contract owners’ equity beginning of period	70,161,668	67,608,454	128,969,115	119,350,999	112,128,401	111,083,740	202,346,370	218,506,789

Contract owners’ equity end of period	$67,730,295	70,161,668	113,969,832	128,969,115	93,592,409	112,128,401	195,170,715	202,346,370

CHANGES IN UNITS:
Beginning units	5,222,094	5,144,916	1,184,299	1,304,033	4,014,588	4,706,075	12,420,978	13,597,359
Units purchased	782,698	927,342	13,494	10,696	161,961	271,559	2,369,782	1,666,653
Units redeemed	(824,160)	(850,164)	(143,528)	(130,430)	(763,126)	(963,046)	(2,435,910)	(2,843,034)

Ending units	5,180,632	5,222,094	1,054,265	1,184,299	3,413,423	4,014,588	12,354,850	12,420,978

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVIX2		GVIX8		GVIDA		NVDBL2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$53,086	26,317	742,463	807,297	(373,964)	(206,600)	6,501,270	5,866,069
Realized gain (loss) on investments	17,814	18,714	682,978	1,303,617	13,445,287	7,814,835	27,946,856	18,577,696
Change in unrealized gain (loss) on investments	(441,191)	137,198	(15,856,682)	11,336,940	(44,777,087)	6,920,957	(194,420,741)	79,545,096
Reinvested capital gains	-	-	-	-	14,202,162	13,088,003	64,368,689	37,319,326

Net increase (decrease) in contract owners’ equity resulting from operations	(370,291)	182,229	(14,431,241)	13,447,854	(17,503,602)	27,617,195	(95,603,926)	141,308,187

Equity transactions:
Purchase payments received from contract owners (note 3)	1,122,527	499,497	15,483,162	15,284,026	7,884,793	5,741,135	53,335,694	78,720,979
Transfers between funds	280,643	209,458	2,124,123	1,842,158	(8,612,022)	(1,590,586)	(11,497,512)	(22,793,747)
Redemptions (note 3)	(61,853)	(117,472)	(3,961,539)	(3,484,367)	(20,663,137)	(20,754,233)	(102,884,768)	(75,922,122)
Annuity benefits	-	-	(2,988)	(2,798)	(16,493)	(15,741)	-	-
Contract maintenance charges (note 2)	(118)	(113)	(249,425)	(224,771)	(19,897)	(22,258)	(18,881,851)	(18,052,769)
Contingent deferred sales charges (note 2)	-	-	(24,812)	(25,102)	(24,325)	(37,608)	(845,942)	(647,358)
Adjustments to maintain reserves	2	(20)	39	(1,507)	31	(159)	(17)	(1,869)

Net equity transactions	1,341,201	591,350	13,368,560	13,387,639	(21,451,050)	(16,679,450)	(80,774,396)	(38,696,886)

Net change in contract owners’ equity	970,910	773,579	(1,062,681)	26,835,493	(38,954,652)	10,937,745	(176,378,322)	102,611,301
Contract owners’ equity beginning of period	1,362,876	589,297	81,205,750	54,370,257	186,555,087	175,617,342	1,602,315,736	1,499,704,435

Contract owners’ equity end of period	$2,333,786	1,362,876	80,143,069	81,205,750	147,600,435	186,555,087	1,425,937,414	1,602,315,736

CHANGES IN UNITS:
Beginning units	107,945	57,766	7,174,717	5,900,388	6,560,953	7,220,827	92,168,347	94,544,701
Units purchased	117,069	63,845	2,076,796	2,564,345	625,835	575,126	5,276,748	6,373,067
Units redeemed	(9,161)	(13,666)	(889,436)	(1,290,016)	(1,368,625)	(1,235,000)	(10,020,897)	(8,749,421)

Ending units	215,853	107,945	8,362,077	7,174,717	5,818,163	6,560,953	87,424,198	92,168,347

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVDCA2		GVIDC		GVIDM		GVDMA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,267,299	2,638,736	2,979,361	2,744,127	5,675,946	5,793,122	350,470	832,128
Realized gain (loss) on investments	32,969,850	33,710,891	(3,428,241)	(93,569)	2,241,505	17,321,998	33,733,599	16,014,926
Change in unrealized gain (loss) on investments	(236,552,000)	94,874,082	(31,649,185)	10,797,435	(345,329,677)	90,438,625	(172,170,464)	46,423,546
Reinvested capital gains	88,646,903	55,312,340	11,940,847	14,022,699	182,494,985	141,481,794	72,044,411	52,403,736

Net increase (decrease) in contract owners’ equity resulting from operations	(112,667,948)	186,536,049	(20,157,218)	27,470,692	(154,917,241)	255,035,539	(66,041,984)	115,674,336

Equity transactions:
Purchase payments received from contract owners (note 3)	10,918,284	18,587,486	15,602,208	23,798,266	27,382,532	30,723,673	11,113,464	14,709,413
Transfers between funds	194,037	1,614,371	38,851,274	21,630,763	(54,795,552)	(16,042,641)	(22,645,424)	(19,194,678)
Redemptions (note 3)	(118,782,052)	(97,843,592)	(106,990,852)	(88,010,856)	(214,798,119)	(187,007,358)	(95,847,947)	(94,381,996)
Annuity benefits	(2,584)	(2,556)	-	-	(23,314)	(18,883)	(20,477)	(17,973)
Contract maintenance charges (note 2)	(18,749,213)	(18,543,111)	(7,761,027)	(8,014,337)	(20,251,059)	(20,518,145)	(3,423,321)	(3,660,819)
Contingent deferred sales charges (note 2)	(213,459)	(356,666)	(394,517)	(800,682)	(449,468)	(543,741)	(55,166)	(58,272)
Adjustments to maintain reserves	194	(3,241)	95	(8,686)	(20,652)	(14,114)	(1,419)	(50,696)

Net equity transactions	(126,634,793)	(96,547,309)	(60,692,819)	(51,405,532)	(262,955,632)	(193,421,209)	(110,880,290)	(102,655,021)

Net change in contract owners’ equity	(239,302,741)	89,988,740	(80,850,037)	(23,934,840)	(417,872,873)	61,614,330	(176,922,274)	13,019,315
Contract owners’ equity beginning of period	1,551,474,131	1,461,485,391	668,524,661	692,459,501	2,422,604,853	2,360,990,523	832,561,800	819,542,485

Contract owners’ equity end of period	$1,312,171,390	1,551,474,131	587,674,624	668,524,661	2,004,731,980	2,422,604,853	655,639,526	832,561,800

CHANGES IN UNITS:
Beginning units	75,042,840	79,973,616	45,224,620	48,849,367	113,080,530	122,410,696	31,674,347	35,794,497
Units purchased	2,418,783	2,976,568	7,562,108	7,304,166	2,468,397	4,702,375	700,575	1,373,892
Units redeemed	(8,591,529)	(7,907,344)	(11,699,780)	(10,928,913)	(14,850,499)	(14,032,541)	(4,865,139)	(5,494,042)

Ending units	68,870,094	75,042,840	41,086,948	45,224,620	100,698,428	113,080,530	27,509,783	31,674,347

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVDMC		MCIF		SAM		NVMIG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,018,103	2,771,516	(520,301)	(910,521)	(550,222)	(5,697,017)	(60,182)	(26,871)
Realized gain (loss) on investments	4,637,364	966,137	6,814,168	8,142,863	-	-	(189,533)	(302,268)
Change in unrealized gain (loss) on investments	(88,299,573)	22,037,547	(59,957,970)	8,504,743	-	-	(5,575,534)	5,523,835
Reinvested capital gains	41,484,041	34,166,181	22,609,845	13,368,103	5,172	-	1,725,469	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,160,065)	59,941,381	(31,054,258)	29,105,188	(545,050)	(5,697,017)	(4,099,780)	5,194,696

Equity transactions:
Purchase payments received from contract owners (note 3)	15,724,070	23,894,504	27,848,281	33,825,991	129,238,041	134,583,888	345,476	204,736
Transfers between funds	(4,925,302)	(16,741,017)	(7,983,018)	2,906,902	318,806,374	160,525,058	(49,932)	(307,028)
Redemptions (note 3)	(72,310,765)	(68,611,658)	(16,675,709)	(18,037,772)	(398,010,660)	(353,706,358)	(2,375,873)	(2,673,909)
Annuity benefits	(10,519)	(10,569)	(17,749)	(16,480)	(124,824)	(102,521)	(10,457)	(10,623)
Contract maintenance charges (note 2)	(7,907,921)	(7,878,047)	(543,498)	(520,777)	(1,567,620)	(1,582,471)	(7,455)	(8,681)
Contingent deferred sales charges (note 2)	(254,185)	(207,239)	(45,715)	(68,972)	(413,589)	(239,858)	(316)	(552)
Adjustments to maintain reserves	156	(3,113)	263	(2,438)	(521)	(17,304)	(123)	(507)

Net equity transactions	(69,684,466)	(69,557,139)	2,582,855	18,086,454	47,927,201	(60,539,566)	(2,098,680)	(2,796,564)

Net change in contract owners’ equity	(108,844,531)	(9,615,758)	(28,471,403)	47,191,642	47,382,151	(66,236,583)	(6,198,460)	2,398,132
Contract owners’ equity beginning of period	812,337,034	821,952,792	241,286,681	194,095,039	518,249,515	584,486,098	25,023,533	22,625,401

Contract owners’ equity end of period	$703,492,503	812,337,034	212,815,278	241,286,681	565,631,666	518,249,515	18,825,073	25,023,533

CHANGES IN UNITS:
Beginning units	44,950,379	48,904,136	6,064,937	5,547,630	45,584,470	50,109,476	2,185,527	2,452,159
Units purchased	2,043,328	2,431,137	1,171,346	1,725,265	59,924,879	51,365,925	62,992	39,934
Units redeemed	(5,940,579)	(6,384,894)	(1,107,904)	(1,207,958)	(57,069,445)	(55,890,931)	(253,546)	(306,566)

Ending units	41,053,128	44,950,379	6,128,379	6,064,937	48,439,904	45,584,470	1,994,973	2,185,527

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMIG6		GVDIVI		GVDIV2		NVMLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(444,844)	(635,861)	75,831	41,341	1,460,853	511,128	(100,229)	(88,930)
Realized gain (loss) on investments	4,790,751	5,627,863	(9,577)	(41,839)	(277,382)	(787,169)	173,831	257,247
Change in unrealized gain (loss) on investments	(31,597,507)	18,817,170	(565,573)	594,117	(11,971,332)	11,079,223	(1,824,827)	1,730,187
Reinvested capital gains	7,996,527	-	-	-	-	-	1,390,182	384,425

Net increase (decrease) in contract owners’ equity resulting from operations	(19,255,073)	23,809,172	(499,319)	593,619	(10,787,861)	10,803,182	(361,043)	2,282,929

Equity transactions:
Purchase payments received from contract owners (note 3)	1,420,141	1,969,627	64,483	59,319	1,981,725	1,590,419	114,658	121,905
Transfers between funds	4,067,078	(4,290,932)	(319,694)	(145,536)	2,518,783	(3,559,802)	181,883	7,861
Redemptions (note 3)	(11,909,365)	(13,039,068)	(276,322)	(340,789)	(5,975,909)	(5,379,696)	(1,117,637)	(1,261,002)
Annuity benefits	(3,149)	(2,517)	(777)	(697)	(988)	(1,030)	(2,849)	(2,472)
Contract maintenance charges (note 2)	(693,621)	(733,060)	(802)	(944)	(466,734)	(472,229)	(3,478)	(3,553)
Contingent deferred sales charges (note 2)	(14,258)	(18,817)	(711)	(348)	(11,907)	(15,827)	(447)	(1,779)
Adjustments to maintain reserves	(35)	1,080	14	(128)	(32)	(1,475)	(42)	2,389

Net equity transactions	(7,133,209)	(16,113,687)	(533,809)	(429,123)	(1,955,062)	(7,839,640)	(827,912)	(1,136,651)

Net change in contract owners’ equity	(26,388,282)	7,695,485	(1,033,128)	164,496	(12,742,923)	2,963,542	(1,188,955)	1,146,278
Contract owners’ equity beginning of period	112,585,587	104,890,102	3,175,716	3,011,220	59,296,770	56,333,228	9,551,068	8,404,790

Contract owners’ equity end of period	$86,197,305	112,585,587	2,142,588	3,175,716	46,553,847	59,296,770	8,362,113	9,551,068

CHANGES IN UNITS:
Beginning units	9,061,611	10,445,091	297,403	343,303	3,357,520	3,854,051	489,827	554,024
Units purchased	1,108,055	855,068	15,457	14,411	544,667	320,285	44,946	45,970
Units redeemed	(1,717,600)	(2,238,548)	(67,529)	(60,311)	(664,107)	(816,816)	(86,446)	(110,167)

Ending units	8,452,066	9,061,611	245,331	297,403	3,238,080	3,357,520	448,327	489,827

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,914,690)	(1,651,032)	2,575	4,839	(287,291)	(303,382)	(2,377,224)	(2,237,464)
Realized gain (loss) on investments	13,514,395	5,950,549	(139,869)	(120,460)	(2,164,067)	(184,050)	8,782,441	7,328,335
Change in unrealized gain (loss) on investments	(32,276,222)	18,675,297	(663,929)	402,275	(15,272,615)	6,406,173	(50,120,110)	25,532,149
Reinvested capital gains	17,065,652	4,906,145	352,256	220,169	7,707,695	4,199,587	31,816,800	8,469,406

Net increase (decrease) in contract owners’ equity resulting from operations	(3,610,865)	27,880,959	(448,967)	506,823	(10,016,278)	10,118,328	(11,898,093)	39,092,426

Equity transactions:
Purchase payments received from contract owners (note 3)	6,943,391	5,403,843	83,846	42,578	3,401,339	4,063,637	1,756,474	1,245,973
Transfers between funds	(4,939,358)	(6,147,730)	(237,913)	332,045	(8,910,389)	(13,802,740)	(2,592,938)	(2,386,737)
Redemptions (note 3)	(13,841,181)	(11,130,429)	(644,869)	(591,639)	(6,259,433)	(6,835,327)	(18,936,077)	(17,004,584)
Annuity benefits	(19,827)	(16,904)	-	-	(647)	-	(14,789)	(14,129)
Contract maintenance charges (note 2)	(433,487)	(446,222)	(1,144)	(1,273)	(342,917)	(346,043)	(70,272)	(73,710)
Contingent deferred sales charges (note 2)	(61,707)	(34,315)	(592)	(806)	(23,684)	(29,529)	(2,736)	(1,743)
Adjustments to maintain reserves	(51)	(4,947)	7	(71)	77	(1,580)	(23)	(13,576)

Net equity transactions	(12,352,220)	(12,376,704)	(800,665)	(219,166)	(12,135,654)	(16,951,582)	(19,860,361)	(18,248,506)

Net change in contract owners’ equity	(15,963,085)	15,504,255	(1,249,632)	287,657	(22,151,932)	(6,833,254)	(31,758,454)	20,843,920
Contract owners’ equity beginning of period	121,083,525	105,579,270	4,296,820	4,009,163	88,652,631	95,485,885	178,393,178	157,549,258

Contract owners’ equity end of period	$105,120,440	121,083,525	3,047,188	4,296,820	66,500,699	88,652,631	146,634,724	178,393,178

CHANGES IN UNITS:
Beginning units	6,516,758	7,269,482	211,341	222,753	5,374,554	6,504,812	9,267,604	10,317,863
Units purchased	2,014,662	829,085	19,431	42,937	650,159	1,039,170	141,763	134,334
Units redeemed	(2,592,842)	(1,581,809)	(58,988)	(54,349)	(1,392,869)	(2,169,428)	(1,122,328)	(1,184,593)

Ending units	5,938,578	6,516,758	171,784	211,341	4,631,844	5,374,554	8,287,039	9,267,604

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMMG2		NVMMV1		NVMMV2		SCGF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,823,691)	(1,754,222)	5,661	5,680	(990,886)	(832,520)	(83,551)	(77,350)
Realized gain (loss) on investments	(874,162)	1,058,426	16,783	(4,603)	2,990,313	7,053,790	(138,478)	(362,488)
Change in unrealized gain (loss) on investments	(26,314,415)	20,517,595	(231,171)	41,305	(82,241,631)	11,583,847	(1,082,099)	1,632,695
Reinvested capital gains	21,485,657	6,080,142	107,363	33,050	44,244,288	14,016,904	726,509	46,948

Net increase (decrease) in contract owners’ equity resulting from operations	(7,526,611)	25,901,941	(101,364)	75,432	(35,997,916)	31,822,021	(577,619)	1,239,805

Equity transactions:
Purchase payments received from contract owners (note 3)	6,149,739	7,482,483	240,673	26,286	3,747,176	5,323,214	124,701	187,636
Transfers between funds	(17,322,361)	1,619,839	(165,287)	97,185	(6,630,827)	(7,553,420)	(19,232)	210,244
Redemptions (note 3)	(12,901,742)	(12,485,104)	(23,586)	(59,690)	(26,262,291)	(28,566,524)	(625,092)	(707,729)
Annuity benefits	(5,022)	(4,149)	-	-	(7,853)	(7,338)	(2,048)	(3,066)
Contract maintenance charges (note 2)	(554,936)	(550,775)	(69)	(180)	(551,389)	(565,677)	(2,056)	(2,066)
Contingent deferred sales charges (note 2)	(18,685)	(48,484)	-	-	(20,918)	(50,354)	(988)	(410)
Adjustments to maintain reserves	37	(2,316)	4	(10)	92	(2,280)	(57)	(58)

Net equity transactions	(24,652,970)	(3,988,506)	51,735	63,591	(29,726,010)	(31,422,379)	(524,772)	(315,449)

Net change in contract owners’ equity	(32,179,581)	21,913,435	(49,629)	139,023	(65,723,926)	399,642	(1,102,391)	924,356
Contract owners’ equity beginning of period	126,528,974	104,615,539	676,004	536,981	277,378,453	276,978,811	6,439,955	5,515,599

Contract owners’ equity end of period	$94,349,393	126,528,974	626,375	676,004	211,654,527	277,378,453	5,337,564	6,439,955

CHANGES IN UNITS:
Beginning units	6,895,043	7,147,706	37,926	34,172	12,848,908	14,406,181	461,080	487,634
Units purchased	730,029	1,505,297	15,527	8,118	366,691	615,314	82,212	98,691
Units redeemed	(2,026,771)	(1,757,960)	(12,712)	(4,364)	(1,765,882)	(2,172,587)	(123,157)	(125,245)

Ending units	5,598,301	6,895,043	40,741	37,926	11,449,717	12,848,908	420,135	461,080

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCGF2		SCVF		SCVF2		SCF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(589,434)	(500,876)	(201,275)	(259,677)	(458,757)	(527,360)	(891,686)	(918,272)
Realized gain (loss) on investments	(2,072,864)	(1,420,987)	1,916,495	1,424,140	(443,171)	1,086,245	2,597,583	2,763,459
Change in unrealized gain (loss) on investments	(6,057,765)	8,098,689	(11,736,813)	(356,694)	(13,660,912)	255,890	(26,176,997)	1,335,843
Reinvested capital gains	4,403,766	260,704	4,944,715	1,490,780	7,176,182	1,985,269	15,969,097	4,680,326

Net increase (decrease) in contract owners’ equity resulting from operations	(4,316,297)	6,437,530	(5,076,878)	2,298,549	(7,386,658)	2,800,044	(8,502,003)	7,861,356

Equity transactions:
Purchase payments received from contract owners (note 3)	3,166,178	2,757,776	383,558	480,886	1,460,953	2,148,914	461,149	783,374
Transfers between funds	931,013	(684,447)	(662,510)	(814,133)	(833,025)	(2,505,964)	(1,064,661)	(980,533)
Redemptions (note 3)	(3,173,068)	(2,802,981)	(3,424,634)	(3,516,316)	(3,302,451)	(3,320,415)	(7,173,203)	(7,822,915)
Annuity benefits	(2,214)	(1,937)	(16,834)	(18,983)	(329)	(391)	(24,698)	(23,144)
Contract maintenance charges (note 2)	(86,738)	(82,997)	(8,956)	(10,326)	(92,016)	(91,748)	(22,628)	(24,533)
Contingent deferred sales charges (note 2)	(10,967)	(14,427)	(1,820)	(3,008)	(8,895)	(23,975)	(3,621)	(1,141)
Adjustments to maintain reserves	(41)	(1,037)	(87)	1,225	(81)	(914)	455	(5,324)

Net equity transactions	824,163	(830,050)	(3,731,283)	(3,880,655)	(2,775,844)	(3,794,493)	(7,827,207)	(8,074,216)

Net change in contract owners’ equity	(3,492,134)	5,607,480	(8,808,161)	(1,582,106)	(10,162,502)	(994,449)	(16,329,210)	(212,860)
Contract owners’ equity beginning of period	34,769,224	29,161,744	31,806,723	33,388,829	42,568,793	43,563,242	70,428,971	70,641,831

Contract owners’ equity end of period	$31,277,090	34,769,224	22,998,562	31,806,723	32,406,291	42,568,793	54,099,761	70,428,971

CHANGES IN UNITS:
Beginning units	1,227,824	1,265,979	734,822	827,693	1,059,738	1,159,257	1,004,309	1,123,947
Units purchased	501,084	268,201	20,904	26,401	134,954	160,427	13,448	25,625
Units redeemed	(504,856)	(306,356)	(111,159)	(119,272)	(206,838)	(259,946)	(129,263)	(145,263)

Ending units	1,224,052	1,227,824	644,567	734,822	987,854	1,059,738	888,494	1,004,309

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCF2		MSBF		NVSTB2		NVOLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(672,233)	(666,458)	2,986,268	7,723,705	1,026,385	158,686	(2,230,873)	(3,056,389)
Realized gain (loss) on investments	926,773	1,932,693	1,002,293	1,219,592	(483,151)	(373,471)	12,723,825	6,966,638
Change in unrealized gain (loss) on investments	(17,073,544)	437,589	(13,464,332)	1,856,964	(1,590,281)	242,531	(51,686,756)	68,840,000
Reinvested capital gains	11,062,698	3,193,168	-	-	-	-	35,168,385	8,565,388

Net increase (decrease) in contract owners’ equity resulting from operations	(5,756,306)	4,896,992	(9,475,771)	10,800,261	(1,047,047)	27,746	(6,025,419)	81,315,637

Equity transactions:
Purchase payments received from contract owners (note 3)	1,328,192	2,310,736	10,527,790	13,860,113	6,681,290	9,006,339	4,342,458	3,272,507
Transfers between funds	(1,559,253)	(1,614,223)	11,336,763	19,810,299	27,406,828	7,176,392	(6,191,176)	(6,463,971)
Redemptions (note 3)	(4,670,099)	(3,896,371)	(21,046,643)	(16,810,428)	(11,302,919)	(10,728,040)	(40,926,873)	(37,198,504)
Annuity benefits	(4,357)	(4,438)	(2,010)	(1,701)	(5,080)	(5,286)	(73,645)	(76,159)
Contract maintenance charges (note 2)	(114,492)	(118,108)	(2,057,667)	(1,928,747)	(1,189,167)	(1,154,455)	(123,357)	(130,854)
Contingent deferred sales charges (note 2)	(9,065)	(7,847)	(70,721)	(78,747)	(49,974)	(54,183)	(3,490)	(6,895)
Adjustments to maintain reserves	(71)	(1,272)	6	(2,047)	22	(2,540)	(1,523)	128,446

Net equity transactions	(5,029,145)	(3,331,523)	(1,312,482)	14,848,742	21,541,000	4,238,227	(42,977,606)	(40,475,430)

Net change in contract owners’ equity	(10,785,451)	1,565,469	(10,788,253)	25,649,003	20,493,953	4,265,973	(49,003,025)	40,840,207
Contract owners’ equity beginning of period	46,140,584	44,575,115	244,756,778	219,107,775	140,439,748	136,173,775	376,759,022	335,918,815

Contract owners’ equity end of period	$35,355,133	46,140,584	233,968,525	244,756,778	160,933,701	140,439,748	327,755,997	376,759,022

CHANGES IN UNITS:
Beginning units	1,205,338	1,300,494	14,471,179	13,615,977	13,652,889	13,257,629	12,431,015	13,924,566
Units purchased	81,087	153,256	2,839,000	3,143,919	4,961,211	3,142,917	207,414	172,502
Units redeemed	(209,385)	(248,412)	(3,002,714)	(2,288,717)	(2,773,499)	(2,747,657)	(1,534,365)	(1,666,053)

Ending units	1,077,040	1,205,338	14,307,465	14,471,179	15,840,601	13,652,889	11,104,064	12,431,015

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVOLG2		NVTIV3		EIF		EIF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(2,880,734)	(3,370,753)	815,950	912,410	48,187	17,975	476,909	2,738,437
Realized gain (loss) on investments	12,537,334	5,946,275	(186,177)	(1,387,498)	12,960	3,520	6,665,530	8,960,328
Change in unrealized gain (loss) on investments	(38,596,452)	50,495,293	(37,965,243)	40,349,225	(605,068)	52,321	(51,716,446)	14,406,705
Reinvested capital gains	25,233,914	6,339,638	2,154,399	-	271,617	-	23,152,907	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,705,938)	59,410,453	(35,181,071)	39,874,137	(272,304)	73,816	(21,421,100)	26,105,470

Equity transactions:
Purchase payments received from contract owners (note 3)	7,252,168	8,911,553	4,880,709	6,651,830	2,698,268	509,651	64,467,404	45,178,239
Transfers between funds	(26,081,798)	(7,005,795)	9,391,728	(11,993,909)	(198,660)	285,649	(8,067,877)	(10,313,264)
Redemptions (note 3)	(28,149,185)	(25,531,825)	(20,132,108)	(19,371,234)	(104,770)	(351)	(15,731,917)	(15,170,047)
Annuity benefits	(81,111)	(64,610)	(4,993)	(4,129)	-	-	(5,539)	(5,533)
Contract maintenance charges (note 2)	(608,075)	(634,056)	(1,860,473)	(1,890,325)	(5,578)	(373)	(1,501,006)	(969,245)
Contingent deferred sales charges (note 2)	(53,818)	(77,017)	(36,019)	(61,515)	-	-	(25,346)	(42,890)
Adjustments to maintain reserves	(322)	(2,374)	157	(3,303)	10	(7)	60	(2,323)

Net equity transactions	(47,722,141)	(24,404,124)	(7,760,999)	(26,672,585)	2,389,270	794,569	39,135,779	18,674,937

Net change in contract owners’ equity	(51,428,079)	35,006,329	(42,942,070)	13,201,552	2,116,966	868,385	17,714,679	44,780,407
Contract owners’ equity beginning of period	283,538,619	248,532,290	214,313,632	201,112,080	1,084,015	215,630	208,881,437	164,101,030

Contract owners’ equity end of period	$232,110,540	283,538,619	171,371,562	214,313,632	3,200,981	1,084,015	226,596,116	208,881,437

CHANGES IN UNITS:
Beginning units	9,719,315	10,651,011	12,810,235	14,534,440	64,704	15,125	6,803,971	6,230,456
Units purchased	835,015	937,105	1,410,706	893,690	165,014	51,345	2,397,616	1,825,756
Units redeemed	(2,357,024)	(1,868,801)	(1,892,146)	(2,617,895)	(22,523)	(1,766)	(1,163,335)	(1,252,241)

Ending units	8,197,306	9,719,315	12,328,795	12,810,235	207,195	64,704	8,038,252	6,803,971

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVRE1		NVRE2		NVLM2		NVLCA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$203,975	381,358	(7,647)	338,898	1,747	(27,418)	44,378	49,905
Realized gain (loss) on investments	(3,215,420)	(3,058,004)	(4,987,974)	(5,747,339)	46,921	30,547	219,200	50,211
Change in unrealized gain (loss) on investments	755,114	4,347,221	278,460	7,982,970	(2,013,743)	751,543	(2,670,975)	741,508
Reinvested capital gains	-	762,632	-	1,546,375	554,519	141,849	577,002	92,335

Net increase (decrease) in contract owners’ equity resulting from operations	(2,256,331)	2,433,207	(4,717,161)	4,120,904	(1,410,556)	896,521	(1,830,395)	933,959

Equity transactions:
Purchase payments received from contract owners (note 3)	514,254	488,253	2,015,422	4,968,322	1,964,439	1,059,621	4,569,568	2,286,529
Transfers between funds	(1,307,193)	(2,168,167)	(4,241,581)	(2,348,467)	4,794,136	245,303	1,601,909	3,326,707
Redemptions (note 3)	(5,080,442)	(4,238,639)	(8,175,074)	(7,919,170)	(420,380)	(280,504)	(547,589)	(89,033)
Annuity benefits	(3,789)	(3,900)	(5,544)	(5,084)	-	-	-	-
Contract maintenance charges (note 2)	(12,220)	(14,667)	(3,892)	(4,821)	(559)	(360)	(711)	(260)
Contingent deferred sales charges (note 2)	(1,418)	(2,935)	(28,524)	(26,570)	(260)	(190)	(2,402)	(945)
Adjustments to maintain reserves	(9)	14	112	(1,218)	(36)	(64)	(10)	(168)

Net equity transactions	(5,890,817)	(5,940,041)	(10,439,081)	(5,337,008)	6,337,340	1,023,806	5,620,765	5,522,830

Net change in contract owners’ equity	(8,147,148)	(3,506,834)	(15,156,242)	(1,216,104)	4,926,784	1,920,327	3,790,370	6,456,789
Contract owners’ equity beginning of period	47,070,347	50,577,181	92,808,542	94,024,646	8,938,477	7,018,150	10,290,649	3,833,860

Contract owners’ equity end of period	$38,923,199	47,070,347	77,652,300	92,808,542	13,865,261	8,938,477	14,081,019	10,290,649

CHANGES IN UNITS:
Beginning units	3,139,271	3,544,959	6,517,308	6,892,130	696,475	612,499	740,582	320,782
Units purchased	76,251	80,460	421,196	943,806	542,271	118,497	555,743	473,161
Units redeemed	(477,592)	(486,148)	(1,160,516)	(1,318,628)	(38,487)	(34,521)	(151,633)	(53,361)

Ending units	2,737,930	3,139,271	5,777,988	6,517,308	1,200,259	696,475	1,144,692	740,582

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,732,770	1,968,565	3,432,691	1,228,440	3,357,264	2,351,263	1,771,643	1,308,925
Realized gain (loss) on investments	1,840,356	2,206,702	315,336	816,978	4,120,596	2,385,867	2,001,365	1,743,905
Change in unrealized gain (loss) on investments	(176,674,856)	119,777,312	(75,169,759)	48,184,895	(146,124,972)	116,160,409	(59,295,931)	43,109,598
Reinvested capital gains	62,158,081	45,837,542	22,513,944	18,193,860	60,778,730	9,757,265	23,208,772	4,064,369

Net increase (decrease) in contract owners’ equity resulting from operations	(106,943,649)	169,790,121	(48,907,788)	68,424,173	(77,868,382)	130,654,804	(32,314,151)	50,226,797

Equity transactions:
Purchase payments received from contract owners (note 3)	94,471,606	106,993,426	33,364,329	45,438,732	95,926,848	107,488,101	31,268,822	38,597,556
Transfers between funds	(11,903,524)	(23,603,202)	(10,688,461)	(20,229,901)	(4,720,276)	(15,997,901)	(6,893,305)	(8,134,831)
Redemptions (note 3)	(49,336,089)	(34,063,783)	(28,425,440)	(17,303,960)	(41,695,365)	(22,392,810)	(19,666,786)	(14,488,170)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,388,333)	(14,639,637)	(7,353,160)	(6,819,728)	(13,254,813)	(11,504,949)	(5,824,920)	(5,246,570)
Contingent deferred sales charges (note 2)	(648,986)	(572,612)	(407,624)	(362,771)	(637,583)	(415,571)	(237,076)	(248,755)
Adjustments to maintain reserves	(117)	(4,790)	59	(3,891)	139	(757)	43	(2,076)

Net equity transactions	16,194,557	34,109,402	(13,510,297)	718,481	35,618,950	57,176,113	(1,353,222)	10,477,154

Net change in contract owners’ equity	(90,749,092)	203,899,523	(62,418,085)	69,142,654	(42,249,432)	187,830,917	(33,667,373)	60,703,951
Contract owners’ equity beginning of period	1,251,039,482	1,047,139,959	593,599,285	524,456,631	1,019,974,342	832,143,425	461,308,267	400,604,316

Contract owners’ equity end of period	$1,160,290,390	1,251,039,482	531,181,200	593,599,285	977,724,910	1,019,974,342	427,640,894	461,308,267

CHANGES IN UNITS:
Beginning units	100,871,469	98,053,986	49,134,469	49,115,359	82,410,823	77,549,916	38,456,865	37,537,776
Units purchased	11,272,860	11,599,739	3,416,921	4,526,035	10,351,247	10,727,761	3,416,985	4,085,277
Units redeemed	(10,085,542)	(8,782,256)	(4,593,403)	(4,506,925)	(7,516,915)	(5,866,854)	(3,569,389)	(3,166,188)

Ending units	102,058,787	100,871,469	47,957,987	49,134,469	85,245,155	82,410,823	38,304,461	38,456,865

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSIX2		GVEX2		NVMGA2		AMTB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(421,887)	(412,086)	(371,563)	309,082	(1,201,840)	(188,243)	29,653	(31,715)
Realized gain (loss) on investments	(79,023)	(257,187)	10,859,386	5,816,443	1,150,403	503,612	(868,552)	(407,217)
Change in unrealized gain (loss) on investments	(24,049,202)	6,379,416	(76,513,657)	72,015,228	(33,537,835)	26,345,510	422,442	(39,934)
Reinvested capital gains	11,733,994	2,855,511	21,505,397	13,426,422	8,817,829	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,816,118)	8,565,654	(44,520,437)	91,567,175	(24,771,443)	26,660,879	(416,457)	(478,866)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,446,966	20,151,367	109,296,078	122,138,764	57,061,800	65,240,808	513,038	739,023
Transfers between funds	(3,716,116)	6,046,959	(12,274,129)	16,030,742	3,854,292	(8,292,458)	1,357,616	5,147,668
Redemptions (note 3)	(4,380,227)	(3,346,344)	(41,863,196)	(34,096,234)	(5,352,567)	(4,102,714)	(11,389,389)	(11,786,973)
Annuity benefits	(4,525)	(4,174)	(24,207)	(7,660)	-	-	(5,218)	(5,266)
Contract maintenance charges (note 2)	(130,053)	(111,575)	(578,911)	(465,582)	(2,559,111)	(1,735,345)	(492,159)	(511,049)
Contingent deferred sales charges (note 2)	(28,324)	(23,512)	(358,911)	(344,011)	(85,107)	(62,558)	(4,061)	(9,639)
Adjustments to maintain reserves	(55)	(872)	(117)	(2,416)	(3)	(366)	46	(990)

Net equity transactions	10,187,666	22,711,849	54,196,607	103,253,603	52,919,304	51,047,367	(10,020,127)	(6,427,226)

Net change in contract owners’ equity	(2,628,452)	31,277,503	9,676,170	194,820,778	28,147,861	77,708,246	(10,436,584)	(6,906,092)
Contract owners’ equity beginning of period	87,158,835	55,881,332	616,663,608	421,842,830	216,246,380	138,538,134	81,942,824	88,848,916

Contract owners’ equity end of period	$84,530,383	87,158,835	626,339,778	616,663,608	244,394,241	216,246,380	71,506,240	81,942,824

CHANGES IN UNITS:
Beginning units	5,388,295	3,887,870	36,584,258	29,882,432	19,669,396	14,720,771	7,094,458	7,701,381
Units purchased	1,598,434	2,181,402	9,656,213	12,031,131	6,675,085	6,644,869	769,537	800,593
Units redeemed	(1,003,610)	(680,977)	(6,606,159)	(5,329,305)	(1,735,409)	(1,696,244)	(1,602,402)	(1,407,516)

Ending units	5,983,119	5,388,295	39,634,312	36,584,258	24,609,072	19,669,396	6,261,593	7,094,458

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) AMGP		AMINS		AMCG		AMMCGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	(2,481)	(816)	(197)	(188)	(46,002)	(42,627)
Realized gain (loss) on investments	-	-	21,217	2,147	740	211	132,759	25,949
Change in unrealized gain (loss) on investments	(2)	-	(45,513)	25,059	(2,062)	1,786	(518,774)	533,826
Reinvested capital gains	1	-	-	-	869	175	230,765	59,030

Net increase (decrease) in contract owners’ equity resulting from operations	(1)	-	(26,777)	26,390	(650)	1,984	(201,252)	576,178

Equity transactions:
Purchase payments received from contract owners (note 3)	-	10	-	54,823	2,228	-	25,827	30,932
Transfers between funds	-	-	(58,876)	80,614	-	-	(181,080)	618,911
Redemptions (note 3)	-	-	(55,920)	(9,329)	-	-	(427,606)	(338,443)
Annuity benefits	-	-	-	-	(3,824)	(3,375)	-	-
Contract maintenance charges (note 2)	-	-	(3)	-	-	-	(1,042)	(1,050)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(179)	-
Adjustments to maintain reserves	1	(10)	32	(31)	(18)	3,113	43	(208)

Net equity transactions	1	-	(114,767)	126,077	(1,614)	(262)	(584,037)	310,142

Net change in contract owners’ equity	-	-	(141,544)	152,467	(2,264)	1,722	(785,289)	886,320
Contract owners’ equity beginning of period	-	-	248,183	95,716	14,613	12,891	3,318,695	2,432,375

Contract owners’ equity end of period	$-	-	106,639	248,183	12,349	14,613	2,533,406	3,318,695

CHANGES IN UNITS:
Beginning units	-	-	15,424	7,651	-	-	91,628	82,950
Units purchased	-	-	1,163	9,667	-	-	5,025	27,613
Units redeemed	-	-	(8,371)	(1,894)	-	-	(21,473)	(18,935)

Ending units	-	-	8,216	15,424	-	-	75,180	91,628

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMTP		AMRS		AMSRS		OVIGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(32)	(117)	-	-	(159,843)	(171,049)	(575,163)	(252,889)
Realized gain (loss) on investments	315	274	-	-	1,663,067	1,799,817	760,227	576,816
Change in unrealized gain (loss) on investments	(2,093)	1,012	-	-	(3,475,572)	699,387	(13,708,613)	9,868,542
Reinvested capital gains	1,483	381	-	-	895,544	700,941	1,042,662	-

Net increase (decrease) in contract owners’ equity resulting from operations	(327)	1,550	-	-	(1,076,804)	3,029,096	(12,480,887)	10,192,469

Equity transactions:
Purchase payments received from contract owners (note 3)	(217)	-	(1)	-	134,909	175,325	7,989,976	9,144,360
Transfers between funds	14	-	-	-	(320,532)	(982,653)	(1,373,075)	5,176,296
Redemptions (note 3)	295	-	-	-	(3,180,174)	(2,346,554)	(3,279,882)	(2,207,002)
Annuity benefits	(956)	(921)	-	-	(24,923)	(23,127)	-	-
Contract maintenance charges (note 2)	1	-	1	-	(3,187)	(3,715)	(239,721)	(212,843)
Contingent deferred sales charges (note 2)	-	-	-	-	(764)	(428)	(29,889)	(22,530)
Adjustments to maintain reserves	(6)	107	-	-	40	(404)	(57)	(551)

Net equity transactions	(869)	(814)	-	-	(3,394,631)	(3,181,556)	3,067,352	11,877,730

Net change in contract owners’ equity	(1,196)	736	-	-	(4,471,435)	(152,460)	(9,413,535)	22,070,199
Contract owners’ equity beginning of period	14,574	13,838	-	-	19,170,617	19,323,077	56,888,078	34,817,879

Contract owners’ equity end of period	$13,378	14,574	-	-	14,699,182	19,170,617	47,474,543	56,888,078

CHANGES IN UNITS:
Beginning units	-	-	-	-	620,643	731,358	5,217,271	3,977,900
Units purchased	(6)	-	-	-	8,955	24,243	2,039,466	2,440,543
Units redeemed	6	-	-	-	(116,650)	(134,958)	(1,761,139)	(1,201,172)

Ending units	-	-	-	-	512,948	620,643	5,495,598	5,217,271

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVMS		OVB		OVGS		OVGSS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$160,919	179,975	348,925	212,748	(496,745)	(561,728)	(979,372)	(920,751)
Realized gain (loss) on investments	(137,327)	(152,876)	(318,003)	(834,800)	7,482,747	4,039,985	1,714,385	319,734
Change in unrealized gain (loss) on investments	(2,290,706)	2,149,575	(477,006)	1,255,050	(36,459,368)	37,978,605	(27,661,506)	33,761,052
Reinvested capital gains	601,271	-	-	-	10,059,693	-	8,801,114	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,665,843)	2,176,674	(446,084)	632,998	(19,413,673)	41,456,862	(18,125,379)	33,160,035

Equity transactions:
Purchase payments received from contract owners (note 3)	138,668	208,304	186,567	255,551	1,696,885	1,358,176	7,690,165	7,206,608
Transfers between funds	(401,456)	(109,342)	(398,950)	(269,009)	(1,050,648)	(1,579,526)	(3,763,801)	215,378
Redemptions (note 3)	(3,161,427)	(3,759,978)	(1,934,086)	(2,229,734)	(16,410,758)	(14,665,738)	(9,289,327)	(9,724,416)
Annuity benefits	(7,772)	(7,989)	(4,269)	(7,682)	(16,774)	(19,807)	(28,988)	(24,203)
Contract maintenance charges (note 2)	(10,550)	(12,390)	(6,383)	(7,726)	(39,916)	(42,719)	(4,683)	(5,257)
Contingent deferred sales charges (note 2)	(174)	(111)	(147)	(372)	(3,660)	(1,856)	(16,437)	(19,408)
Adjustments to maintain reserves	(95)	370	366	(9,968)	44	(11,371)	14	(1,259)

Net equity transactions	(3,442,806)	(3,681,136)	(2,156,902)	(2,268,940)	(15,824,827)	(14,962,841)	(5,413,057)	(2,352,557)

Net change in contract owners’ equity	(5,108,649)	(1,504,462)	(2,602,986)	(1,635,942)	(35,238,500)	26,494,021	(23,538,436)	30,807,478
Contract owners’ equity beginning of period	27,991,503	29,495,965	18,884,652	20,520,594	151,404,259	124,910,238	129,078,556	98,271,078

Contract owners’ equity end of period	$22,882,854	27,991,503	16,281,666	18,884,652	116,165,759	151,404,259	105,540,120	129,078,556

CHANGES IN UNITS:
Beginning units	809,186	916,811	895,835	1,005,802	2,024,915	2,245,312	3,336,860	3,380,606
Units purchased	8,821	15,272	19,314	24,460	60,087	53,323	443,100	594,832
Units redeemed	(111,152)	(122,897)	(122,783)	(134,427)	(257,845)	(273,720)	(586,602)	(638,578)

Ending units	706,855	809,186	792,366	895,835	1,827,157	2,024,915	3,193,358	3,336,860

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVIG		OVGI		OVGIS		OVSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,847	7,067	(14,551)	(4,604)	(1,216,967)	(1,036,994)	(71,430)	(32,723)
Realized gain (loss) on investments	6,579	5,639	530,320	830,392	14,152,486	18,097,169	(15,876)	(124,306)
Change in unrealized gain (loss) on investments	(334,017)	171,863	(2,529,743)	762,963	(46,764,919)	7,678,236	(1,499,692)	634,448
Reinvested capital gains	26,767	-	1,019,044	211,724	17,245,711	3,455,936	865,361	388,436

Net increase (decrease) in contract owners’ equity resulting from operations	(294,824)	184,569	(994,930)	1,800,475	(16,583,689)	28,194,347	(721,637)	865,855

Equity transactions:
Purchase payments received from contract owners (note 3)	474,053	593,709	608,804	444,132	5,835,507	7,123,445	79,127	179,046
Transfers between funds	17,908	(150,298)	(543,012)	(149,602)	(9,347,181)	(12,406,042)	(300,991)	(305,856)
Redemptions (note 3)	(76,061)	(24,626)	(1,398,022)	(2,104,009)	(20,567,872)	(20,718,292)	(634,669)	(1,058,181)
Annuity benefits	-	-	(3,677)	(3,462)	(8,520)	(7,629)	(798)	(749)
Contract maintenance charges (note 2)	(2,099)	(663)	(6,659)	(6,337)	(1,102,738)	(1,120,037)	(1,423)	(1,748)
Contingent deferred sales charges (note 2)	-	-	(2,362)	(1,840)	(37,701)	(49,506)	(875)	(1,501)
Adjustments to maintain reserves	(21)	(21)	(19)	(139)	135	(1,448)	(6)	(15)

Net equity transactions	413,780	418,101	(1,344,947)	(1,821,257)	(25,228,370)	(27,179,509)	(859,635)	(1,189,004)

Net change in contract owners’ equity	118,956	602,670	(2,339,877)	(20,782)	(41,812,059)	1,014,838	(1,581,272)	(323,149)
Contract owners’ equity beginning of period	1,189,825	587,155	12,335,435	12,356,217	203,636,952	202,622,114	7,007,256	7,330,405

Contract owners’ equity end of period	$1,308,781	1,189,825	9,995,558	12,335,435	161,824,893	203,636,952	5,425,984	7,007,256

CHANGES IN UNITS:
Beginning units	88,438	54,895	637,656	735,994	6,939,343	7,923,779	337,046	397,141
Units purchased	51,192	50,591	40,703	34,260	445,849	590,097	45,468	46,511
Units redeemed	(18,330)	(17,048)	(109,120)	(132,598)	(1,290,462)	(1,574,533)	(87,619)	(106,606)

Ending units	121,300	88,438	569,239	637,656	6,094,730	6,939,343	294,895	337,046

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVSCS		OVAG		OVSB		OVSBS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,571,298)	(914,044)	(142,437)	(124,931)	61,368	19,731	222,617	41,386
Realized gain (loss) on investments	(1,245,031)	2,644,829	580,409	575,373	(44,845)	(27,469)	(148,547)	(180,139)
Change in unrealized gain (loss) on investments	(22,354,105)	4,278,637	(2,599,000)	897,749	(110,652)	97,107	(515,221)	501,230
Reinvested capital gains	13,175,756	5,338,915	1,500,650	961,870	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,994,678)	11,348,337	(660,378)	2,310,061	(94,129)	89,369	(441,151)	362,477

Equity transactions:
Purchase payments received from contract owners (note 3)	5,740,525	6,796,899	220,764	228,495	83,835	101,392	75,235	13,886
Transfers between funds	(2,042,537)	(4,132,249)	(157,969)	432,046	(105,695)	(23,629)	(258,510)	13,345
Redemptions (note 3)	(8,452,026)	(6,786,445)	(1,000,425)	(1,328,446)	(228,412)	(236,173)	(1,017,663)	(703,307)
Annuity benefits	(16,190)	(14,981)	(150)	(132)	-	-	(115)	(120)
Contract maintenance charges (note 2)	(403,950)	(392,368)	(4,363)	(4,690)	(345)	(325)	(402)	(515)
Contingent deferred sales charges (note 2)	(29,614)	(25,945)	(1,698)	(1,684)	(1,227)	(1,342)	(285)	(771)
Adjustments to maintain reserves	(44)	(1,298)	7	(122)	1	(51)	43	(251)

Net equity transactions	(5,203,836)	(4,556,387)	(943,834)	(674,533)	(251,843)	(160,128)	(1,201,697)	(677,733)

Net change in contract owners’ equity	(17,198,514)	6,791,950	(1,604,212)	1,635,528	(345,972)	(70,759)	(1,642,848)	(315,256)
Contract owners’ equity beginning of period	102,659,351	95,867,401	10,582,633	8,947,105	1,771,062	1,841,821	8,004,291	8,319,547

Contract owners’ equity end of period	$85,460,837	102,659,351	8,978,421	10,582,633	1,425,090	1,771,062	6,361,443	8,004,291

CHANGES IN UNITS:
Beginning units	2,482,580	2,592,935	908,156	975,796	163,993	178,847	756,811	821,814
Units purchased	428,624	359,313	63,858	96,914	15,646	21,368	31,587	69,770
Units redeemed	(566,299)	(469,668)	(140,597)	(164,554)	(39,729)	(36,222)	(148,611)	(134,773)

Ending units	2,344,905	2,482,580	831,417	908,156	139,910	163,993	639,787	756,811

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVIV		PMVAAD		PMVFAD		PMVLAD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$43	-	621,870	1,316,647	578,166	(21,802)	1,180,146	(1,128,914)
Realized gain (loss) on investments	-	-	(613,986)	(497,387)	47,579	(291,357)	(1,124,689)	(1,160,077)
Change in unrealized gain (loss) on investments	20	-	(3,191,333)	4,150,015	(1,910,176)	1,832,915	(5,292,706)	1,178,495
Reinvested capital gains	39	-	-	-	231,073	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	102	-	(3,183,449)	4,969,275	(1,053,358)	1,519,756	(5,237,249)	(1,110,496)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,943	-	2,166,602	3,643,586	779,600	691,756	12,969,562	17,816,505
Transfers between funds	-	-	(2,002,183)	(2,006,853)	1,281,682	(1,038,342)	15,776,167	13,032,953
Redemptions (note 3)	-	-	(3,719,107)	(2,962,769)	(2,223,504)	(2,046,896)	(35,696,512)	(32,730,400)
Annuity benefits	-	-	(3,422)	(3,480)	-	-	(2,321)	(1,922)
Contract maintenance charges (note 2)	-	-	(1,227)	(1,450)	(875)	(909)	(3,899,177)	(3,761,186)
Contingent deferred sales charges (note 2)	-	-	(6,988)	(4,980)	(3,760)	(11,056)	(140,108)	(160,974)
Adjustments to maintain reserves	(2)	-	(40)	(495)	(510)	1,150	(22,908)	17,813

Net equity transactions	16,941	-	(3,566,365)	(1,336,441)	(167,367)	(2,404,297)	(11,015,297)	(5,787,211)

Net change in contract owners’ equity	17,043	-	(6,749,814)	3,632,834	(1,220,725)	(884,541)	(16,252,546)	(6,897,707)
Contract owners’ equity beginning of period	-	-	47,448,514	43,815,680	17,756,763	18,641,304	411,677,585	418,575,292

Contract owners’ equity end of period	$17,043	-	40,698,700	47,448,514	16,536,038	17,756,763	395,425,039	411,677,585

CHANGES IN UNITS:
Beginning units	-	-	4,156,552	4,281,948	1,504,589	1,723,219	36,607,998	37,135,940
Units purchased	1,696	-	306,674	609,254	411,055	242,575	5,220,215	5,619,892
Units redeemed	-	-	(630,600)	(734,650)	(431,675)	(461,205)	(6,232,597)	(6,147,834)

Ending units	1,696	-	3,832,626	4,156,552	1,483,969	1,504,589	35,595,616	36,607,998

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVTRD		PMVRSD		PMVEBD		PMVHYD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,155,043	1,272,327	1,938	9,142	293,575	325,264	8,358	7,362
Realized gain (loss) on investments	(2,157,415)	(1,128,989)	(25,730)	(1,476)	(6,415)	5,961	439	11,381
Change in unrealized gain (loss) on investments	(13,003,347)	10,516,009	4,251	(5,744)	(1,119,713)	357,795	(14,691)	(6,966)
Reinvested capital gains	4,296,128	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,709,591)	10,659,347	(19,541)	1,922	(832,553)	689,020	(5,894)	11,777

Equity transactions:
Purchase payments received from contract owners (note 3)	21,359,313	24,982,231	49,574	14,911	1,495,748	2,219,663	113,006	15,459
Transfers between funds	25,696,627	17,179,938	23,536	5,652	(1,156,461)	2,363,044	5,623	15,597
Redemptions (note 3)	(24,212,432)	(22,052,218)	(31,838)	(1,951)	(950,278)	(724,459)	(14,669)	(240,390)
Annuity benefits	(1,347)	(1,546)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,507,624)	(2,299,274)	-	-	(365)	(555)	-	-
Contingent deferred sales charges (note 2)	(124,064)	(151,879)	-	-	(4,648)	(3,257)	-	-
Adjustments to maintain reserves	(14,150)	18,075	(6)	(3)	156	409	(30)	71

Net equity transactions	20,196,323	17,675,327	41,266	18,609	(615,848)	3,854,845	103,930	(209,263)

Net change in contract owners’ equity	12,486,732	28,334,674	21,725	20,531	(1,448,401)	4,543,865	98,036	(197,486)
Contract owners’ equity beginning of period	354,172,756	325,838,082	95,488	74,957	12,388,382	7,844,517	136,781	334,267

Contract owners’ equity end of period	$366,659,488	354,172,756	117,213	95,488	10,939,981	12,388,382	234,817	136,781

CHANGES IN UNITS:
Beginning units	32,295,222	30,683,591	15,330	12,213	1,173,838	804,800	11,334	29,352
Units purchased	6,189,888	5,845,486	12,176	3,495	375,041	585,159	10,329	3,442
Units redeemed	(4,321,193)	(4,233,855)	(5,458)	(378)	(441,423)	(216,121)	(1,540)	(21,460)

Ending units	34,163,917	32,295,222	22,048	15,330	1,107,456	1,173,838	20,123	11,334

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMUBA		PMVSTA		PMVFHA		PMVRA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$549	-	228,092	19,466	3,385	5,827	3,844	2,923
Realized gain (loss) on investments	(2)	-	27,588	29,137	55	770	(686)	(4,247)
Change in unrealized gain (loss) on investments	(601)	-	(425,338)	76,351	(346)	(3,657)	(8,720)	6,441
Reinvested capital gains	-	-	61,212	-	1,418	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(54)	-	(108,446)	124,954	4,512	2,940	(5,562)	5,117

Equity transactions:
Purchase payments received from contract owners (note 3)	54,380	-	10,139,177	8,769,278	190,493	7,512	50,118	71,822
Transfers between funds	(306)	-	18,245,355	7,687,918	300,215	3,327	37,482	237
Redemptions (note 3)	-	-	(3,332,704)	(1,337,087)	(1,402)	(529)	(15,030)	(62,348)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(248,961)	(89,820)	-	-	(951)	(426)
Contingent deferred sales charges (note 2)	-	-	(25,832)	(14,986)	-	-	-	-
Adjustments to maintain reserves	12	-	(2,555)	(288)	(42)	(8)	(29)	8

Net equity transactions	54,086	-	24,774,480	15,015,015	489,264	10,302	71,590	9,293

Net change in contract owners’ equity	54,032	-	24,666,034	15,139,969	493,776	13,242	66,028	14,410
Contract owners’ equity beginning of period	-	-	24,681,162	9,541,193	135,131	121,889	173,164	158,754

Contract owners’ equity end of period	$54,032	-	49,347,196	24,681,162	628,907	135,131	239,192	173,164

CHANGES IN UNITS:
Beginning units	-	-	2,423,474	944,987	11,528	10,635	18,070	17,059
Units purchased	5,408	-	3,540,222	2,230,937	41,670	2,694	9,385	8,755
Units redeemed	(31)	-	(1,117,568)	(752,450)	(291)	(1,801)	(1,804)	(7,744)

Ending units	5,377	-	4,846,128	2,423,474	52,907	11,528	25,651	18,070

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVSSCS		GVGMNS		GVSIA		GVMSAS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(939)	126	(92,856)	(128,315)	7	26	8,261	-
Realized gain (loss) on investments	6,749	815	100,624	37,273	(485)	(1)	(23)	-
Change in unrealized gain (loss) on investments	(238,281)	(26,229)	(867,957)	845,169	500	(272)	(23,081)	-
Reinvested capital gains	122,204	62,884	187,052	256,448	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,267)	37,596	(673,137)	1,010,575	22	(247)	(14,843)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	115,835	181,416	549,220	1,175,926	-	-	379,442	-
Transfers between funds	280,065	182,750	2,182,867	44,154	(12,941)	5,551	66,924	-
Redemptions (note 3)	(154,700)	(5,510)	(643,013)	(628,877)	(2)	-	(330)	-
Annuity benefits	-	-	(1,679)	(1,659)	-	-	-	-
Contract maintenance charges (note 2)	(496)	(81)	(345)	(425)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(6,354)	(4,336)	-	-	-	-
Adjustments to maintain reserves	3	(10)	18	(357)	2	1	(6)	-

Net equity transactions	240,707	358,565	2,080,714	584,426	(12,941)	5,552	446,030	-

Net change in contract owners’ equity	130,440	396,161	1,407,577	1,595,001	(12,919)	5,305	431,187	-
Contract owners’ equity beginning of period	595,327	199,166	10,335,754	8,740,753	12,919	7,614	-	-

Contract owners’ equity end of period	$725,767	595,327	11,743,331	10,335,754	-	12,919	431,187	-

CHANGES IN UNITS:
Beginning units	34,198	12,674	837,816	788,900	1,343	770	-	-
Units purchased	23,441	22,530	269,929	145,008	-	573	45,950	-
Units redeemed	(11,686)	(1,006)	(94,594)	(96,092)	(1,343)	-	(35)	-

Ending units	45,953	34,198	1,013,151	837,816	-	1,343	45,915	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PVEIB		PVGOB		PVTIGB		ROCSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(18,770)	(16,222)	(33,981)	(18,086)	(24,120)	2,090	591	1,982
Realized gain (loss) on investments	44,264	9,780	360,314	44,927	75,265	78,678	(52,580)	(15,820)
Change in unrealized gain (loss) on investments	(378,677)	193,373	(448,550)	284,232	(1,648,503)	546,077	35,158	34,099
Reinvested capital gains	97,324	-	115,253	15,659	-	-	3,328	-

Net increase (decrease) in contract owners’ equity resulting from operations	(255,859)	186,931	(6,964)	326,732	(1,597,358)	626,845	(13,503)	20,261

Equity transactions:
Purchase payments received from contract owners (note 3)	43,808	4,516	134,358	1,623	2,738,263	2,278,219	-	14,911
Transfers between funds	755,098	1,839,350	714,386	433,017	1,136,085	569,217	(18,440)	5,576
Redemptions (note 3)	(247,352)	(150,344)	(340,631)	(119,844)	(311,262)	(89,758)	(111,982)	(583)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(233)	(146)	(120)	(149)	(15,571)	(5,772)	(45)	(168)
Contingent deferred sales charges (note 2)	(2)	-	(733)	(13)	(3,305)	(181)	-	-
Adjustments to maintain reserves	12	16,019	(11)	(89)	20	(137)	(11)	-

Net equity transactions	551,331	1,709,395	507,249	314,545	3,544,230	2,751,588	(130,478)	19,736

Net change in contract owners’ equity	295,472	1,896,326	500,285	641,277	1,946,872	3,378,433	(143,981)	39,997
Contract owners’ equity beginning of period	1,896,326	-	1,659,378	1,018,101	4,984,087	1,605,654	379,276	339,279

Contract owners’ equity end of period	$2,191,798	1,896,326	2,159,663	1,659,378	6,930,959	4,984,087	235,295	379,276

CHANGES IN UNITS:
Beginning units	168,534	-	124,428	98,505	238,311	96,688	26,309	24,702
Units purchased	97,067	184,224	156,041	53,574	207,189	171,083	113	3,406
Units redeemed	(49,679)	(15,690)	(120,224)	(27,651)	(32,627)	(29,460)	(8,538)	(1,799)

Ending units	215,922	168,534	160,245	124,428	412,873	238,311	17,884	26,309

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RSRF		RVARS		(Obsolete & Unaudited) TRBCG2		(Obsolete & Unaudited) TREI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(13)	-	(255,873)	(267,963)	-	-	-	-
Realized gain (loss) on investments	(4)	-	79,142	104,753	-	91	-	(2)
Change in unrealized gain (loss) on investments	(1,169)	-	(897,021)	480,585	-	(12)	-	3
Reinvested capital gains	785	-	-	-	-	4	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(401)	-	(1,073,752)	317,375	-	83	-	1

Equity transactions:
Purchase payments received from contract owners (note 3)	5,646	-	713,819	1,009,249	-	-	-	-
Transfers between funds	(10)	-	(335,654)	(95,296)	-	-	-	-
Redemptions (note 3)	-	-	(959,680)	(925,631)	-	-	-	-
Annuity benefits	-	-	(2,470)	(2,193)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(271)	(390)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(4,859)	(6,324)	-	-	-	-
Adjustments to maintain reserves	(2)	-	(9)	(298)	-	(83)	-	(1)

Net equity transactions	5,634	-	(589,124)	(20,883)	-	(83)	-	(1)

Net change in contract owners’ equity	5,233	-	(1,662,876)	296,492	-	-	-	-
Contract owners’ equity beginning of period	-	-	16,305,838	16,009,346	-	-	-	-

Contract owners’ equity end of period	$5,233	-	14,642,962	16,305,838	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	1,600,038	1,602,954	-	-	-	-
Units purchased	566	-	168,992	233,367	-	-	-	-
Units redeemed	(1)	-	(229,199)	(236,283)	-	-	-	-

Ending units	565	-	1,539,831	1,600,038	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TRHS2		VWHAS		VWBF		VWEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,260,349)	(3,830,082)	(496,855)	(539,452)	436,579	76,006	(179,730)	(168,681)
Realized gain (loss) on investments	7,888,829	8,672,366	434,173	2,652,627	(374,611)	(384,033)	349,493	425,490
Change in unrealized gain (loss) on investments	(19,796,670)	37,018,840	(9,898,443)	(4,423,588)	(588,261)	1,091,016	(4,778,803)	6,909,610
Reinvested capital gains	14,761,415	10,590,128	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,406,775)	52,451,252	(9,961,125)	(2,310,413)	(526,293)	782,989	(4,609,040)	7,166,419

Equity transactions:
Purchase payments received from contract owners (note 3)	18,710,755	19,036,845	2,193,273	3,091,865	63,428	74,926	303,799	148,298
Transfers between funds	(5,772,805)	(9,266,457)	3,118,262	(7,745,840)	64,180	(2,384)	(1,772,227)	2,321,184
Redemptions (note 3)	(23,318,426)	(19,723,959)	(3,352,377)	(4,118,106)	(686,611)	(868,794)	(1,595,566)	(3,780,615)
Annuity benefits	(3,245)	(2,823)	(1,716)	(1,620)	(3,631)	(3,703)	(2,352)	(2,306)
Contract maintenance charges (note 2)	(15,040)	(15,882)	(2,297)	(2,540)	(2,652)	(2,970)	(5,602)	(6,174)
Contingent deferred sales charges (note 2)	(95,720)	(67,000)	(24,887)	(32,276)	(68)	(507)	(60)	(76)
Adjustments to maintain reserves	(368)	(1,114)	9	(571)	(5)	734	37	496

Net equity transactions	(10,494,849)	(10,040,390)	1,930,267	(8,809,088)	(565,359)	(802,698)	(3,071,971)	(1,319,193)

Net change in contract owners’ equity	(11,901,624)	42,410,862	(8,030,858)	(11,119,501)	(1,091,652)	(19,709)	(7,681,011)	5,847,226
Contract owners’ equity beginning of period	255,724,793	213,313,931	32,013,433	43,132,934	7,382,722	7,402,431	20,992,864	15,145,638

Contract owners’ equity end of period	$243,823,169	255,724,793	23,982,575	32,013,433	6,291,070	7,382,722	13,311,853	20,992,864

CHANGES IN UNITS:
Beginning units	7,441,709	7,778,961	4,333,652	5,646,906	311,850	344,888	650,129	699,218
Units purchased	1,162,484	1,681,793	1,588,657	2,129,530	13,054	15,424	46,201	204,695
Units redeemed	(1,462,658)	(2,019,045)	(1,310,751)	(3,442,784)	(36,762)	(48,462)	(150,261)	(253,784)

Ending units	7,141,535	7,441,709	4,611,558	4,333,652	288,142	311,850	546,069	650,129

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VWHA		WRPMAV		WRPMCV		WRPMMV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(214,822)	(253,020)	81,390	4,704	7,793	803	26,760	(136)
Realized gain (loss) on investments	(925,025)	(1,089,868)	25,355	(11,652)	20,140	(7,633)	21,842	(1,273)
Change in unrealized gain (loss) on investments	(3,427,937)	509,124	(795,877)	1,196,095	(130,052)	179,561	(452,548)	567,765
Reinvested capital gains	-	-	293,958	316,533	50,555	46,122	163,461	153,374

Net increase (decrease) in contract owners’ equity resulting from operations	(4,567,784)	(833,764)	(395,174)	1,505,680	(51,564)	218,853	(240,485)	719,730

Equity transactions:
Purchase payments received from contract owners (note 3)	15,229	37,203	74,658	83,524	-	(40,650)	28,992	50,172
Transfers between funds	(630,224)	(789,978)	(80,100)	(57,741)	(631)	240,876	504,721	(207,826)
Redemptions (note 3)	(1,949,372)	(1,964,749)	(2,205,407)	(2,223,754)	(380,499)	(251,552)	(566,117)	(1,663,207)
Annuity benefits	(4,037)	(3,306)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,193)	(7,516)	(84,658)	(93,769)	(17,130)	(16,038)	(47,757)	(52,136)
Contingent deferred sales charges (note 2)	(287)	(244)	-	-	-	-	-	-
Adjustments to maintain reserves	(23)	(954)	(9)	(3)	6	(12)	3	(16)

Net equity transactions	(2,574,907)	(2,729,544)	(2,295,516)	(2,291,743)	(398,254)	(67,376)	(80,158)	(1,873,013)

Net change in contract owners’ equity	(7,142,691)	(3,563,308)	(2,690,690)	(786,063)	(449,818)	151,477	(320,643)	(1,153,283)
Contract owners’ equity beginning of period	17,858,642	21,421,950	10,268,091	11,054,154	2,069,210	1,917,733	5,480,390	6,633,673

Contract owners’ equity end of period	$10,715,951	17,858,642	7,577,401	10,268,091	1,619,392	2,069,210	5,159,747	5,480,390

CHANGES IN UNITS:
Beginning units	822,612	968,351	789,280	978,660	170,612	176,118	434,074	594,742
Units purchased	5,156	2,510	5,871	7,134	325	17,714	40,929	4,632
Units redeemed	(137,821)	(148,249)	(180,801)	(196,514)	(32,829)	(23,220)	(47,262)	(165,300)

Ending units	689,947	822,612	614,350	789,280	138,108	170,612	427,741	434,074

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRASP		WRENG		WRHIP		WRMCG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$122,217	(257,851)	(3)	-	4,217,937	5,203,044	(1,567,337)	(1,169,705)
Realized gain (loss) on investments	(7,524,308)	(8,568,751)	(1)	-	(1,097,886)	(4,571,604)	5,039,455	594,763
Change in unrealized gain (loss) on investments	(9,570,805)	35,405,323	(1,228)	-	(6,155,057)	4,411,584	(9,582,595)	14,491,094
Reinvested capital gains	6,396,890	-	-	-	-	-	4,343,117	2,114,920

Net increase (decrease) in contract owners’ equity resulting from operations	(10,576,006)	26,578,721	(1,232)	-	(3,035,006)	5,043,024	(1,767,360)	16,031,072

Equity transactions:
Purchase payments received from contract owners (note 3)	1,775,918	3,105,390	3,575	-	1,504,914	4,662,187	10,295,153	5,856,216
Transfers between funds	(7,317,215)	(17,891,610)	-	-	(3,313,337)	(1,100,849)	6,432,941	(1,639,400)
Redemptions (note 3)	(16,603,022)	(12,536,914)	-	-	(8,607,808)	(10,034,144)	(6,528,479)	(3,878,405)
Annuity benefits	(11,323)	(10,747)	-	-	(14,343)	(1,528)	-	-
Contract maintenance charges (note 2)	(6,223)	(7,291)	-	-	(3,098)	(3,999)	(304,430)	(255,357)
Contingent deferred sales charges (note 2)	(137,501)	(56,082)	-	-	(20,212)	(25,163)	(37,884)	(23,416)
Adjustments to maintain reserves	39	(1,204)	-	-	98	(698)	(47)	(886)

Net equity transactions	(22,299,327)	(27,398,458)	3,575	-	(10,453,786)	(6,504,194)	9,857,254	58,752

Net change in contract owners’ equity	(32,875,333)	(819,737)	2,343	-	(13,488,792)	(1,461,170)	8,089,894	16,089,824
Contract owners’ equity beginning of period	176,497,202	177,316,939	-	-	92,644,555	94,105,725	81,261,860	65,172,036

Contract owners’ equity end of period	$143,621,869	176,497,202	2,343	-	79,155,763	92,644,555	89,351,754	81,261,860

CHANGES IN UNITS:
Beginning units	11,348,594	13,254,020	-	-	7,155,562	7,643,664	4,933,082	4,939,721
Units purchased	308,291	589,980	372	-	785,301	3,969,751	2,660,600	682,872
Units redeemed	(1,724,055)	(2,495,406)	-	-	(1,604,346)	(4,457,853)	(2,083,478)	(689,511)

Ending units	9,932,830	11,348,594	372	-	6,336,517	7,155,562	5,510,204	4,933,082

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRPAP		WRPCP		WRPMP		WRPMAP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$291	-	8,863	10,794	260,117	108,387	650,976	229,115
Realized gain (loss) on investments	(15)	(6,256)	9,672	(224,943)	(81,437)	(5,424)	201,795	154,405
Change in unrealized gain (loss) on investments	(2,801)	9,242	(87,365)	316,369	(2,336,047)	2,205,496	(5,387,007)	4,185,923
Reinvested capital gains	1,139	555	44,318	110,252	1,184,757	1,612,031	2,340,445	3,133,677

Net increase (decrease) in contract owners’ equity resulting from operations	(1,386)	3,541	(24,512)	212,472	(972,610)	3,920,490	(2,193,791)	7,703,120

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	336,546	369,407	154,801	1,037,801	763,198
Transfers between funds	12,573	(41,950)	(170,204)	(123,090)	(263,152)	(46,902)	413,248	(739,152)
Redemptions (note 3)	-	-	(318,078)	(1,498,942)	(3,741,192)	(5,411,570)	(5,720,629)	(8,405,347)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(12,141)	(20,473)	(176,658)	(195,230)	(304,218)	(333,697)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	4	(4)	(10)	(13)	14	(20)	1	(54)

Net equity transactions	12,577	(41,954)	(500,433)	(1,305,972)	(3,811,581)	(5,498,921)	(4,573,797)	(8,715,052)

Net change in contract owners’ equity	11,191	(38,413)	(524,945)	(1,093,500)	(4,784,191)	(1,578,431)	(6,767,588)	(1,011,932)
Contract owners’ equity beginning of period	8,833	47,246	1,811,530	2,905,030	27,829,778	29,408,209	50,256,846	51,268,778

Contract owners’ equity end of period	$20,024	8,833	1,286,585	1,811,530	23,045,587	27,829,778	43,489,258	50,256,846

CHANGES IN UNITS:
Beginning units	584	3,698	117,558	207,446	1,572,218	1,897,746	2,657,314	3,151,597
Units purchased	814	8	15,489	29,482	20,666	29,692	88,990	70,526
Units redeemed	(16)	(3,122)	(47,547)	(119,370)	(232,499)	(355,220)	(323,500)	(564,809)

Ending units	1,382	584	85,500	117,558	1,360,385	1,572,218	2,422,804	2,657,314

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRPMCP		SVDF		SVOF		WFVSCG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$50,321	27,743	(623)	(571)	(3,126)	(1,657)	(1,602,575)	(1,278,557)
Realized gain (loss) on investments	(49,633)	(45,087)	1,609	1,027	13,859	22,268	2,311,105	(513,503)
Change in unrealized gain (loss) on investments	(351,321)	479,389	(9,607)	6,955	(58,476)	6,122	(11,353,181)	16,247,830
Reinvested capital gains	228,578	315,145	5,250	2,066	26,251	23,668	9,804,002	2,229,287

Net increase (decrease) in contract owners’ equity resulting from operations	(122,055)	777,190	(3,371)	9,477	(21,492)	50,401	(840,649)	16,685,057

Equity transactions:
Purchase payments received from contract owners (note 3)	-	184,166	232	-	2,795	(12)	8,414,130	7,606,910
Transfers between funds	(201,109)	(214,530)	4	-	18	-	69,404	(836,671)
Redemptions (note 3)	(1,491,017)	(796,161)	-	-	(656)	12	(6,086,351)	(6,802,206)
Annuity benefits	-	-	(2,710)	(2,158)	(28,543)	(27,672)	(179)	-
Contract maintenance charges (note 2)	(39,132)	(45,124)	(15)	-	(10)	-	(276,831)	(265,724)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(26,642)	(46,257)
Adjustments to maintain reserves	(12)	8	(20)	237	482	(1,511)	183	(1,162)

Net equity transactions	(1,731,270)	(871,641)	(2,509)	(1,921)	(25,914)	(29,183)	2,093,714	(345,110)

Net change in contract owners’ equity	(1,853,325)	(94,451)	(5,880)	7,556	(47,406)	21,218	1,253,065	16,339,947
Contract owners’ equity beginning of period	6,562,108	6,656,559	44,246	36,690	278,164	256,946	84,900,413	68,560,466

Contract owners’ equity end of period	$4,708,783	6,562,108	38,366	44,246	230,758	278,164	86,153,478	84,900,413

CHANGES IN UNITS:
Beginning units	395,400	450,483	-	-	-	-	2,937,303	2,939,252
Units purchased	11	11,643	-	-	-	-	1,402,958	1,121,454
Units redeemed	(102,721)	(66,726)	-	-	-	-	(1,356,907)	(1,123,403)

Ending units	292,690	395,400	-	-	-	-	2,983,354	2,937,303

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WFVOG2		(Obsolete & Unaudited) OVGS3		(Obsolete & Unaudited) TIF3		(Obsolete & Unaudited) FTVGI3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(345)	(276)	-	-	-	-	-	-
Realized gain (loss) on investments	22	(24)	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	(2,413)	5,111	-	-	-	-	-	-
Reinvested capital gains	2,480	595	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(256)	5,406	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	1	-	-	-	7	-
Redemptions (note 3)	-	-	-	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4)	(3)	(1)	-	-	-	(7)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	(6)	-	-	-	-	-	-

Net equity transactions	(3)	(9)	-	-	-	-	-	-

Net change in contract owners’ equity	(259)	5,397	-	-	-	-	-	-
Contract owners’ equity beginning of period	21,922	16,525	-	-	-	-	-	-

Contract owners’ equity end of period	$21,663	21,922	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	850	850	-	-	-	-	-	-
Units purchased	-	-	-	-	1	-	-	-
Units redeemed	-	-	-	-	-	-	-	-

Ending units	850	850	-	-	1	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) HIBF3		(Obsolete & Unaudited) VWEMR		(Obsolete & Unaudited) VWHAR		(Obsolete & Unaudited) GVGU
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	-	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(119)	-	(1)	-	-	-	(1)	-
Transfers between funds	120	-	7	-	5	-	3	-
Redemptions (note 3)	-	-	-	-	-	-	(1,610)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1)	-	(6)	-	(4)	-	(2)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	-	-	(1)	-	1,610	-

Net equity transactions	-	-	-	-	-	-	-	-

Net change in contract owners’ equity	-	-	-	-	-	-	-	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	(9)	-	-	-	-	-	-	-
Units redeemed	9	-	-	-	-	-	-	-

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) GVGFS		(Obsolete & Unaudited) GGTC3		(Obsolete & Unaudited) JPMCVP		(Obsolete & Unaudited) WSCP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	-	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	228	-
Transfers between funds	-	-	-	-	1	-	(226)	-
Redemptions (note 3)	(1,496)	-	(116)	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1)	-	(2)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1,496	-	116	-	-	-	-	-

Net equity transactions	-	-	-	-	-	-	-	-

Net change in contract owners’ equity	-	-	-	-	-	-	-	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	-	-	-	-	-	-	16	-
Units redeemed	-	-	-	-	-	-	(16)	-

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) AVBV2		(Obsolete & Unaudited) OVCAFS		(Obsolete & Unaudited) OVGR		PVGIB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	26,244
Realized gain (loss) on investments	-	-	-	-	-	-	-	311,218
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	(456,895)
Reinvested capital gains	-	-	-	-	-	-	-	194,812

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	75,379

Equity transactions:
Purchase payments received from contract owners (note 3)	-	24	-	6	-	-	-	(115,712)
Transfers between funds	-	(24)	-	(6)	-	(64)	-	(1,705,259)
Redemptions (note 3)	-	-	-	-	-	-	-	(35,628)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	64	-	(146)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	-	-	-	-	-	116,761

Net equity transactions	-	-	-	-	-	-	-	(1,739,984)

Net change in contract owners’ equity	-	-	-	-	-	-	-	(1,664,605)
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	1,664,605

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	77,968
Units purchased	-	2	-	-	-	-	-	14
Units redeemed	-	(2)	-	-	-	-	-	(77,982)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVHI2
	2018	2017
Investment activity:
Net investment income (loss)	$-	327,637
Realized gain (loss) on investments	-	(318,537)
Change in unrealized gain (loss) on investments	-	(3,948)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	5,152

Equity transactions:
Purchase payments received from contract owners (note 3)	-	12,179
Transfers between funds	-	(222,275)
Redemptions (note 3)	-	(2,248)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	1

Net equity transactions	-	(212,343)

Net change in contract owners’ equity	-	(207,191)
Contract owners’ equity beginning of period	-	207,191

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	19,397
Units purchased	-	35,125
Units redeemed	-	(54,522)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)

IVCO - IVCO Van Kampen VI Value Opportunities Fund: Series II Shares (AVBV2)*

IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

RATIONAL FUNDS

Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

AB FUNDS

AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALPS FUNDS

ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP Inc - AC VP Balanced Fund: Class I (ACVB)

AC VP Inc - AC VP CAF: Class I (ACVCA)

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Intnl Fund: Class II (ACVI2)*

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)*

AC VP Inc - AC VP Ultra(R) Fund: Class II (ACVU2)*

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

AFIS(R) - Growth Fund: Class 1 (AFGF)

AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)

AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

AFIS(R) - Intnl Fund: Class 4 (AMVI4)

AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)

AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Schwab Gov MM Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)*

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Value Series: SC (DWVVLS)

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)

FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)

FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)

FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)

FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)

FID VIPs - EM Portfolio: SC 2 (FEMS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPM IT - JPM IT Core Bond Portfolio: Class 1 (OGBDP)*

JPM IT - JPM IT US Equity Portfolio: Class 1 (OGDEP)*

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

MAINSTAY FUNDS

MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Utilities Series: SC (MVUSC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)*

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)

VICTORY FUNDS

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)

NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT Real Estate Fund: Class II (NVRE2)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)

OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)

PIMCO FUNDS

PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Long Short Equity Fund (RSRF)

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

T RP Fixed Income Series Inc - T RP Limited Term Bond Portfolio: II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)*

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

IVY INVESTMENTS

Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Energy: Class II (WRENG)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - PF Aggressive: Class II (WRPAP)

Ivy VIP - PF Conservative: Class II (WRPCP)

Ivy VIP - PF Moderate: Class II (WRPMP)

Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)

Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)

WELLS FARGO FUNDS

WF VT - VT Index Asset Allocation Fund: Class 2 (WFVAA)*

WF VT - VT Discovery Fund: Class 2 (SVDF)

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)

*	At December 31, 2018, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

	Inception Date	Liquidation Date
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	5/18/2018
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	12/31/2018
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	12/19/2018
AFIS(R) - Intnl Fund: Class 4 (AMVI4)	6/21/2018
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6/21/2018
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)	8/31/2018
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	5/22/2017
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)		8/17/2018
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
FID VIPs - EM Portfolio: SC 2 (FEMS2)	5/11/2018
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)	9/14/2018
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	6/1/2018
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/8/2018
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	6/22/2018
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)	11/16/2018
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)	6/1/2018
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)		4/27/2018
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/25/2018
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	5/12/2017
GGH Variable Fund - Long Short Equity Fund (RSRF)	6/1/2018
Ivy VIP - Energy: Class II (WRENG)	9/14/2018
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)		5/12/2017
FKL TMPLT VIPT - FKL High Income VIP Fund: Class 2 (obsolete) (FTVHI2)		4/28/2017

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BR VSF Inc - BR High Yield VI Fund: Class III	BlackRock High Yield V.I. Fund -Class III	9/17/2018
BRVTR3	BR VSF Inc - BR Total Return VI Fund: Class III	BlackRock Total Return V.I. Fund -Class III	9/17/2018
NVOLG1	NW VIT - NVIT Dynamic US Growth Fund: Class I	NVIT Large Cap Growth Fund - Class I	7/13/2018
NVOLG2	NW VIT - NVIT Dynamic US Growth Fund: Class II	NVIT Large Cap Growth Fund - Class II	7/13/2018
PMVFAD	PIMCO VIT - IB Portfolio (unhedged): Advisor Class	PIMCO VIT - FB Portfolio (unhedged): Advisor Class	7/30/2018
PMVFHA	PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class	PIMCO VIT - FB Portfolio (US Dollar-Hedged): Administrative Class	7/30/2018
EIF	NW VIT - BR NVIT Equity Dividend Fund: Class I	Invesco NVIT Comstock Value Fund - Class I	1/10/2017
EIF2	NW VIT - BR NVIT Equity Dividend Fund: Class II	Invesco NVIT Comstock Value Fund - Class II	1/10/2017

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

The following table provides variable account charges by asset fee rates for the period ended December 31, 2018.

	Total	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

0.40%	1,005,497	566	474	-	123	-	-	1,872
0.60%	285,629	448	-	-	-	-	-	590
0.65%	279,607	-	1,019	-	1,583	-	-	1,031
0.75%	743,936	-	5,232	-	14,059	-	-	3,591
0.80%	223,471	-	2,467	16,505	-	2,161	2,455	-
0.85%	1,070,110	-	14,150	-	29,886	-	-	7,099
0.95%	277,313	-	3,080	-	23,692	-	-	1,018
1.05%	253,886	-	5,335	-	23,120	-	-	5,799
1.10%	10,049,740	394	9,854	-	36,595	-	-	8,352
1.15%	53,149,244	11,310	145,605	-	275,262	-	-	111,628
1.20%	313,884	-	1,357	-	11,629	-	-	-
1.25%	3,845,712	1,196	14,655	-	27,737	-	-	10,347
1.30%	280,593,981	118,392	226,226	2,045,513	232,128	379,957	253,124	334,529
1.35%	14,012,396	10,785	36,333	-	70,025	-	-	33,976
1.40%	13,877,735	304	45,196	955,052	18,403	106,472	87,381	7,497
1.45%	4,319,353	1,609	27,063	-	68,962	-	-	15,433
1.50%	74,460,463	121,795	90,340	-	210,567	-	-	149,677
1.55%	33,830,247	11,772	110,425	-	213,819	-	-	72,460
1.60%	12,643,880	12,319	29,528	-	54,421	-	-	69,241
1.65%	10,778,369	16,187	10,663	-	35,809	-	-	21,066
1.70%	1,276,004	-	3,894	-	12,336	-	-	4,017
1.75%	132,514,394	41,386	216,904	-	419,498	-	-	251,240
1.80%	6,835,976	13,010	25,583	-	24,455	-	-	24,179
1.85%	28,633,349	9,826	26,531	-	68,556	-	-	67,742
1.90%	2,076,636	437	2,096	-	12,107	-	-	3,295
1.95%	54,722,131	119,077	55,100	-	70,300	-	-	138,599
2.00%	3,341,522	4,867	4,479	-	19,456	-	-	9,377
2.05%	7,960,919	10,427	8,114	-	20,662	-	-	15,475
2.10%	5,650,977	8,133	17,489	-	19,325	-	-	15,773
2.15%	2,234,006	767	5,969	-	2,890	-	-	4,562
2.20%	10,959,688	12,339	16,555	-	39,009	-	-	31,372
2.25%	812,450	1,212	371	-	5,377	-	-	57
2.30%	5,964,851	5,415	4,798	-	24,627	-	-	21,786
2.35%	2,292,892	244	1,504	-	1,086	-	-	754
2.40%	6,757,931	15,196	1,180	-	918	-	-	10,227
2.45%	675,730	584	875	-	1,120	-	-	399
2.50%	4,372,689	2,070	298	-	-	-	-	10,090
2.55%	970,367	112	1,296	-	7,316	-	-	3,424
2.60%	70,826	-	-	-	-	-	-	-
2.65%	425,342	-	255	-	-	-	-	404
2.70%	245,013	-	-	-	-	-	-	104
2.75%	515,339	2,056	-	-	-	-	-	562
2.80%	47,605	-	-	-	-	-	-	-
2.85%	312,122	2,451	-	-	-	-	-	-
2.90%	17,373	-	-	-	-	-	-	-
2.95%	42,052	-	-	-	-	-	-	-
3.00%	51,079	-	-	-	-	-	-	-
3.05%	3,636	-	-	-	-	-	-	-
3.10%	2,409	-	-	-	-	-	-	-
3.40%	1,888	-	-	-	-	-	-	-

Totals	$795,801,649	$556,686	$1,172,293	$3,017,070	$2,096,858	$488,590	$342,960	$1,468,644

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	DVDLS	DGI	ACEG2	IVMCC2	IVKMG2	IVBRA1	HVSIT	NOTB4

0.40%	$-	-	-	121	-	486	190	-
0.60%	-	-	-	-	-	356	380	-
0.65%	-	-	-	-	-	-	712	-
0.75%	-	-	-	-	1,172	-	403	-
0.80%	-	414	1,114	-	589	-	-	-
0.85%	-	-	-	197	1,947	-	78	-
0.95%	241	-	1,082	-	1,192	-	-	-
1.05%	1,455	-	80	-	92	-	-	-
1.10%	-	-	199	174	1,937	-	4,979	-
1.15%	3,971	-	14,494	4,059	29,407	-	13,940	-
1.20%	-	-	16	-	731	-	-	-
1.25%	1,963	-	1,324	74	7,361	-	-	-
1.30%	-	140,491	5,560	49,903	42,182	-	86,454	20,592
1.35%	-	-	716	2,743	11,119	-	4,443	558
1.40%	254	45,221	6,635	292	2,749	-	295	-
1.45%	383	-	1,026	78	3,727	-	727	-
1.50%	68	-	4,706	33,274	12,791	-	31,800	26,396
1.55%	2,168	-	13,100	1,223	25,609	-	8,901	-
1.60%	-	-	896	7,626	2,764	-	13,481	38,831
1.65%	-	-	237	5,213	2,188	-	5,820	723
1.70%	882	-	2,405	187	444	-	43	-
1.75%	228	-	5,586	41,588	43,039	-	46,959	33,440
1.80%	684	-	1,021	2,507	3,551	-	954	7,339
1.85%	216	-	1,956	6,076	6,184	-	15,906	2,968
1.90%	-	-	2,581	-	2,240	-	14	-
1.95%	601	-	4,721	46,099	16,976	-	38,067	36,624
2.00%	-	-	130	407	1,165	-	471	-
2.05%	-	-	1,582	3,746	1,026	-	4,100	448
2.10%	161	-	779	9,220	17,143	-	4,482	1,394
2.15%	-	-	369	2,979	1,247	-	957	1,096
2.20%	-	-	2,470	3,508	1,407	-	9,537	1,446
2.25%	141	-	20	995	285	-	-	-
2.30%	-	-	-	14,441	2,083	-	7,392	2,900
2.35%	-	-	167	378	1,092	-	1,392	-
2.40%	-	-	-	5,684	-	-	987	2,860
2.45%	-	-	-	154	-	-	-	1,325
2.50%	-	-	-	1,413	327	-	1,051	2,407
2.55%	-	-	-	5,339	25	-	5,902	343
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	72	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	231	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$13,416	$186,126	$74,972	$250,001	$245,791	$842	$310,817	$181,690

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NOTG4	NOTMG4	ALMCS	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB

0.40%	$-	-	-	1,606	-	-	-	-
0.60%	-	-	-	-	-	-	321	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	1,689	-	1,449	-	-	-
1.05%	-	-	2,336	-	1,702	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	12,549	36	-	2,778
1.20%	-	-	-	-	110	-	-	-
1.25%	-	-	-	-	6,787	-	-	-
1.30%	10,664	21,041	-	-	-	1,396	-	23,558
1.35%	1,605	624	-	-	-	-	-	277
1.40%	-	-	-	-	79	16	-	679
1.45%	-	-	-	-	2,263	-	-	-
1.50%	15,041	22,909	-	-	4,463	627	-	41,747
1.55%	-	-	-	-	8,028	-	-	2,678
1.60%	2,168	4,961	-	-	2,593	231	-	18,171
1.65%	556	2,738	-	-	-	-	-	2,417
1.70%	-	-	-	-	344	-	-	-
1.75%	37,227	11,038	-	-	6,968	-	-	38,060
1.80%	4,838	4,915	-	-	13,492	493	-	14,285
1.85%	765	767	-	-	823	-	-	5,779
1.90%	-	-	-	-	703	-	-	-
1.95%	30,246	47,734	-	-	139	736	-	60,572
2.00%	-	-	-	-	-	-	-	70
2.05%	-	-	-	-	3,626	-	-	2,928
2.10%	1,534	703	-	-	135	-	-	5,141
2.15%	161	3,089	-	-	1,464	-	-	-
2.20%	1,775	2,427	-	-	309	-	-	24,868
2.25%	-	2,307	-	-	23	-	-	1,726
2.30%	7,941	3,381	-	-	-	-	-	9,644
2.35%	-	-	-	-	-	-	-	-
2.40%	13,839	1,955	-	-	-	-	-	20,980
2.45%	182	1,000	-	-	-	-	-	414
2.50%	1,348	1,051	-	-	-	-	-	713
2.55%	-	-	-	-	-	-	-	3,192
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	239
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	15,411
2.80%	-	-	-	-	-	-	-	-
2.85%	-	8,942	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$129,890	$141,582	$4,025	$1,606	$68,049	$3,535	$321	$296,327

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	ALVSVA	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2

0.40%	$2,606	317	90	5,115	-	-	-	-
0.60%	1,435	-	-	872	-	-	-	-
0.65%	-	78	-	-	-	-	-	-
0.75%	-	351	-	-	-	-	-	-
0.80%	-	370	-	-	1,078	-	174	-
0.85%	-	1,439	-	-	-	-	-	-
0.95%	-	2,120	-	-	-	-	-	767
1.05%	-	1,763	-	-	-	-	-	3,797
1.10%	-	12,427	-	-	-	-	-	-
1.15%	-	78,806	-	-	-	-	-	11,761
1.20%	-	98	-	-	-	-	-	-
1.25%	-	7,433	-	-	-	-	-	4,621
1.30%	-	372,304	-	-	282,066	316	145,758	-
1.35%	-	29,747	-	-	-	-	-	732
1.40%	-	13,518	-	-	93,411	90	49,833	2,548
1.45%	-	8,644	-	-	-	-	-	440
1.50%	-	242,684	-	-	-	-	-	3,206
1.55%	-	61,912	-	-	-	-	-	12,999
1.60%	-	68,512	-	-	-	-	-	572
1.65%	-	37,161	-	-	-	-	-	-
1.70%	-	3,462	-	-	-	-	-	99
1.75%	-	245,786	-	-	-	-	-	1,594
1.80%	-	23,133	-	-	-	-	-	1,563
1.85%	-	89,590	-	-	-	-	-	1,509
1.90%	-	2,020	-	-	-	-	-	1,981
1.95%	-	184,980	-	-	-	-	-	-
2.00%	-	15,638	-	-	-	-	-	-
2.05%	-	32,781	-	-	-	-	-	1,335
2.10%	-	20,742	-	-	-	-	-	-
2.15%	-	5,811	-	-	-	-	-	-
2.20%	-	60,914	-	-	-	-	-	508
2.25%	-	465	-	-	-	-	-	-
2.30%	-	27,744	-	-	-	-	-	-
2.35%	-	2,355	-	-	-	-	-	-
2.40%	-	33,317	-	-	-	-	-	152
2.45%	-	3,827	-	-	-	-	-	-
2.50%	-	18,717	-	-	-	-	-	-
2.55%	-	12,175	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	959	-	-	-	-	-	-
2.70%	-	51	-	-	-	-	-	-
2.75%	-	37,433	-	-	-	-	-	-
2.80%	-	950	-	-	-	-	-	-
2.85%	-	444	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$4,041	$1,762,978	$90	$5,987	$376,555	$406	$195,765	$50,184

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVGS4	AFGF	AFHY	AVPAP2

0.40%	$1,065	-	4,492	2,077	-	-	-	329
0.60%	-	-	433	-	18	-	-	-
0.65%	1,468	-	-	378	-	-	-	-
0.75%	9,396	-	-	2,630	-	-	-	-
0.80%	351	-	1,483	-	-	-	-	-
0.85%	12,036	-	-	6,548	-	-	-	-
0.95%	6,137	-	-	3,049	-	-	-	-
1.05%	2,428	-	-	1,269	-	-	-	-
1.10%	29,712	-	-	18,754	-	-	-	-
1.15%	253,049	-	-	154,588	-	-	-	244,478
1.20%	648	-	-	540	-	-	-	-
1.25%	20,903	-	-	18,784	-	-	-	-
1.30%	929,463	37	111,184	487,845	-	144,164	8,835	4,683,438
1.35%	68,605	-	-	72,042	-	-	-	93,760
1.40%	47,970	67	29,306	9,853	-	-	-	-
1.45%	24,601	-	-	20,654	-	-	-	-
1.50%	271,416	-	-	368,646	-	-	-	1,329,936
1.55%	208,242	-	-	113,717	-	-	-	-
1.60%	65,867	-	-	124,772	-	-	-	178,709
1.65%	54,621	-	-	51,605	-	-	-	115,217
1.70%	4,480	-	-	3,353	-	-	-	661
1.75%	676,895	-	-	399,333	-	-	-	2,929,427
1.80%	33,618	-	-	62,784	-	-	-	36,708
1.85%	162,046	-	-	125,319	-	-	-	722,630
1.90%	3,995	-	-	18,552	-	-	-	-
1.95%	247,608	-	-	336,009	-	-	-	691,466
2.00%	24,654	-	-	15,708	-	-	-	5,604
2.05%	62,021	-	-	48,916	-	-	-	183,617
2.10%	31,109	-	-	32,130	-	-	-	50,539
2.15%	6,346	-	-	3,119	-	-	-	2,392
2.20%	84,592	-	-	70,819	-	-	-	345,356
2.25%	4,248	-	-	2,737	-	-	-	6,875
2.30%	38,266	-	-	24,672	-	-	-	83,970
2.35%	5,843	-	-	2,616	-	-	-	-
2.40%	21,429	-	-	62,002	-	-	-	183,122
2.45%	1,108	-	-	4,474	-	-	-	5,780
2.50%	6,871	-	-	6,495	-	-	-	58,347
2.55%	4,010	-	-	4,508	-	-	-	696
2.60%	417	-	-	350	-	-	-	-
2.65%	1,413	-	-	4,456	-	-	-	-
2.70%	340	-	-	-	-	-	-	-
2.75%	-	-	-	8,776	-	-	-	8,229
2.80%	-	-	-	-	-	-	-	-
2.85%	261	-	-	2,329	-	-	-	451
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,429,548	$104	$146,898	$2,697,208	$18	$144,164	$8,835	$11,961,737

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMVI4	AMVBC4	AFGC	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3

0.40%	$84	8	-	47	5,698	5,642	656	3,830
0.60%	201	319	-	168	355	2,143	714	3,590
0.65%	-	-	-	-	-	-	-	209
0.75%	-	-	-	-	-	-	-	2,258
0.80%	-	-	-	-	-	-	-	659
0.85%	-	-	-	-	-	-	-	4,508
0.95%	-	-	-	-	-	-	-	1,431
1.05%	-	-	-	-	-	-	-	1,959
1.10%	-	-	-	-	1,257	1,776	1,240	22,534
1.15%	-	-	-	-	11,899	58,590	33,875	87,736
1.20%	-	-	-	-	-	-	-	486
1.25%	-	-	-	-	1,112	899	874	26,306
1.30%	-	-	8,709	-	196,099	2,546,760	1,857,427	660,841
1.35%	-	-	-	-	3,350	11,343	11,279	107,353
1.40%	-	-	-	-	3,692	8,010	10,108	41,885
1.45%	-	-	-	-	1,694	1,526	6,356	33,613
1.50%	-	-	-	-	98,961	381,860	417,393	1,361,475
1.55%	-	-	-	-	9,921	11,576	15,156	155,655
1.60%	-	-	-	-	23,989	13,431	53,169	346,485
1.65%	-	-	-	-	19,108	64,593	78,169	128,898
1.70%	-	-	-	-	75	-	226	14,692
1.75%	-	-	-	-	31,116	320,507	295,773	899,474
1.80%	-	-	-	-	7,117	30,422	53,339	107,926
1.85%	-	-	-	-	20,879	130,550	160,710	108,427
1.90%	-	-	-	-	-	191	741	3,698
1.95%	-	-	-	-	74,444	186,262	266,016	1,012,338
2.00%	-	-	-	-	1,299	3,681	5,630	26,539
2.05%	-	-	-	-	935	22,733	27,572	67,360
2.10%	-	-	-	-	2,423	21,337	12,741	77,185
2.15%	-	-	-	-	-	887	2,520	60,148
2.20%	-	-	-	-	2,847	10,981	18,297	216,248
2.25%	-	-	-	-	-	-	2,261	11,755
2.30%	-	-	-	-	6,114	11,332	12,256	106,195
2.35%	-	-	-	-	-	-	226	-
2.40%	-	-	-	-	7,893	19,127	38,219	153,729
2.45%	-	-	-	-	872	2,692	283	14,947
2.50%	-	-	-	-	921	38,479	48,796	17,911
2.55%	-	-	-	-	103	1,239	819	5,715
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	2,269
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	4,860
2.80%	-	-	-	-	-	-	154	-
2.85%	-	-	-	-	-	3,037	2,277	975
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$285	$327	$8,709	$215	$534,173	$3,911,606	$3,435,272	$5,904,102

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FCA2S	FVU2S	FQB

0.40%	$-	4	7,349	3,032	2,960	-	-	-
0.60%	-	85	1,488	1,700	2,009	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	10,805	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	72
0.85%	16,535	1,034	-	-	-	-	-	-
0.95%	7,252	-	-	-	-	19	11	-
1.05%	18,745	-	-	-	-	-	-	-
1.10%	-	487	-	383	-	-	-	-
1.15%	-	2,139	-	19,293	31,359	1,438	764	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	1,609	2,278	519	294	-
1.30%	-	12,896	-	210,421	205,700	-	-	52,185
1.35%	3,038	10	-	19,874	50,895	-	-	-
1.40%	-	151	-	7,912	915	18	10	21,151
1.45%	-	2	-	1,459	7,577	82	51	-
1.50%	-	8,457	-	146,631	200,711	30	18	-
1.55%	-	1,851	-	16,186	34,339	1,143	627	-
1.60%	-	438	-	41,665	72,478	150	252	-
1.65%	-	1,299	-	23,052	55,450	-	-	-
1.70%	-	-	-	806	304	124	24	-
1.75%	-	309	-	80,987	65,896	155	88	-
1.80%	-	6,956	-	23,980	26,226	317	118	-
1.85%	-	665	-	52,755	78,481	548	310	-
1.90%	-	-	-	5,853	4,238	364	64	-
1.95%	-	2,099	-	134,492	126,795	-	-	-
2.00%	-	-	-	5,025	4,829	-	-	-
2.05%	-	-	-	34,300	28,974	318	-	-
2.10%	-	-	-	7,337	7,845	-	-	-
2.15%	-	-	-	3,711	91	-	-	-
2.20%	-	-	-	46,110	8,690	-	-	-
2.25%	-	-	-	2,286	1,221	107	58	-
2.30%	-	-	-	16,997	4,612	-	-	-
2.35%	-	-	-	366	-	-	-	-
2.40%	-	-	-	36,717	51,781	-	-	-
2.45%	-	-	-	1,445	2,920	-	-	-
2.50%	-	-	-	8,683	1,415	-	-	-
2.55%	-	-	-	3,639	3,854	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	16	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	231	396	-	-	-
2.80%	-	-	-	-	194	-	-	-
2.85%	-	-	-	2,598	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$56,375	$38,882	$8,837	$961,551	$1,085,433	$5,332	$2,689	$73,408

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FQBS	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2	FEI2

0.40%	$-	-	-	-	-	12,931	792	1,217
0.60%	-	-	-	-	-	1,670	1,674	-
0.65%	-	-	-	-	-	-	43	1,664
0.75%	-	-	-	-	-	-	1,159	2,548
0.80%	-	5,056	-	1,509	881	-	1,578	-
0.85%	-	-	-	-	-	-	6,285	11,346
0.95%	2,235	-	-	-	-	-	2,776	852
1.05%	621	-	-	-	-	-	1,460	244
1.10%	1,054	-	478	-	-	265	3,270	35,277
1.15%	46,526	-	17,055	-	-	77,727	85,372	359,069
1.20%	5,375	-	7,686	-	-	-	327	1,782
1.25%	13,005	-	8,079	-	-	7,639	6,667	37,006
1.30%	42	2,723,025	-	356,476	1,060,890	3,466,882	228,084	978,559
1.35%	8,357	-	3,544	-	-	18,685	27,464	108,599
1.40%	16,446	1,090,051	2,899	197,645	217,812	7,968	24,363	14,977
1.45%	9,803	-	964	-	-	2,559	7,059	48,764
1.50%	5,935	-	2,706	-	-	531,739	202,767	661,804
1.55%	76,266	-	21,652	-	-	17,244	65,665	239,629
1.60%	4,520	-	512	-	-	52,085	43,384	208,828
1.65%	4,647	-	1,140	-	-	72,392	30,281	89,866
1.70%	4,078	-	353	-	-	1,083	2,854	9,095
1.75%	33,638	-	2,463	-	-	209,317	179,579	632,281
1.80%	8,035	-	5,615	-	-	71,028	22,446	81,949
1.85%	1,121	-	1,527	-	-	194,746	67,567	169,194
1.90%	703	-	2,889	-	-	-	5,008	7,216
1.95%	233	-	2,468	-	-	264,250	193,302	518,496
2.00%	112	-	-	-	-	453	6,524	45,325
2.05%	3,927	-	186	-	-	17,205	33,192	91,460
2.10%	626	-	-	-	-	14,060	15,876	49,604
2.15%	1,798	-	74	-	-	5,216	8,273	27,868
2.20%	8,264	-	-	-	-	14,988	41,542	70,497
2.25%	560	-	-	-	-	69	1,474	7,107
2.30%	444	-	182	-	-	1,836	19,800	28,712
2.35%	-	-	-	-	-	-	1,149	2,555
2.40%	-	-	-	-	-	6,113	31,052	42,645
2.45%	-	-	-	-	-	2,570	1,927	11,346
2.50%	-	-	-	-	-	28,928	13,794	20,418
2.55%	-	-	-	-	-	170	7,903	3,779
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	154	413
2.70%	-	-	-	-	-	-	-	93
2.75%	-	-	-	-	-	-	2,412	9,240
2.80%	-	-	-	-	-	-	301	-
2.85%	-	-	-	-	-	-	1,340	355
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$258,371	$3,818,132	$82,472	$555,630	$1,279,583	$5,101,818	$1,397,939	$4,631,679

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGP

0.40%	$-	-	-	-	-	-	12,140	-
0.60%	-	-	-	-	-	-	6,345	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	662	-	407	-	1,984	-	-	15,800
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	52,148	-	196,703	-	902	84	-
1.15%	-	244,122	-	975,143	-	61,265	55,266	-
1.20%	-	1,151	-	3,733	-	126	-	-
1.25%	-	5,404	-	47,811	-	28,805	55	-
1.30%	43,632	1,514,516	115,470	1,749,458	156,247	116,062	2,949,818	4,299,764
1.35%	-	59,034	-	197,546	-	53,018	5,073	-
1.40%	19,548	17,086	10,422	20,557	13,841	2,582	3,802	1,005,697
1.45%	-	18,887	-	44,211	-	2,658	3,784	-
1.50%	-	339,577	-	502,136	-	218,091	381,855	-
1.55%	-	114,436	-	376,376	-	40,975	7,498	-
1.60%	-	46,127	-	75,272	-	28,985	21,097	-
1.65%	-	55,754	-	51,966	-	18,537	49,728	-
1.70%	-	6,413	-	11,632	-	787	118	-
1.75%	-	580,429	-	1,225,337	-	139,162	142,141	-
1.80%	-	23,774	-	40,847	-	15,696	46,116	-
1.85%	-	195,430	-	181,397	-	25,553	153,766	-
1.90%	-	7,658	-	35,332	-	21,384	-	-
1.95%	-	155,384	-	318,970	-	217,813	220,870	-
2.00%	-	11,793	-	41,733	-	4,985	3,880	-
2.05%	-	30,281	-	31,716	-	32,062	24,984	-
2.10%	-	14,373	-	43,109	-	20,810	9,967	-
2.15%	-	6,455	-	9,801	-	9,230	-	-
2.20%	-	56,724	-	116,838	-	8,607	11,283	-
2.25%	-	2,097	-	4,302	-	3,069	-	-
2.30%	-	16,701	-	45,035	-	13,680	2,636	-
2.35%	-	161	-	11,826	-	-	-	-
2.40%	-	10,007	-	37,084	-	24,769	5,645	-
2.45%	-	1,274	-	2,209	-	2,500	5,918	-
2.50%	-	40,655	-	10,999	-	12,621	26,177	-
2.55%	-	3,568	-	6,627	-	429	654	-
2.60%	-	-	-	-	-	1,174	-	-
2.65%	-	681	-	-	-	-	-	-
2.70%	-	-	-	1,992	-	-	-	-
2.75%	-	-	-	-	-	-	1,639	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	9,040	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$63,842	$3,641,140	$126,299	$6,417,698	$172,072	$1,126,337	$4,152,339	$5,321,261

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS

0.40%	$7,576	-	18,444	-	2,405	-	662	-
0.60%	6,088	-	3,560	-	1,369	-	-	-
0.65%	1,182	-	2,165	-	1,288	-	878	-
0.75%	8,667	-	12,974	-	3,124	-	1,982	-
0.80%	-	1,409	-	4,884	-	1,514	-	245
0.85%	12,009	-	18,049	-	11,028	-	3,056	-
0.95%	1,456	-	2,089	-	2,374	-	1,074	-
1.05%	2,794	-	2,968	-	4,821	-	1,112	-
1.10%	23,680	-	71,048	-	36,619	-	11,696	-
1.15%	264,957	-	622,950	-	474,925	-	107,077	-
1.20%	9,857	-	5,341	-	1,709	-	925	-
1.25%	24,820	-	33,838	-	37,019	-	11,775	-
1.30%	1,251,485	121,513	4,197,203	190,164	624,581	607,531	323,882	44,452
1.35%	116,333	-	113,900	-	152,275	-	38,886	-
1.40%	11,060	47,656	43,314	55,427	18,370	126,218	4,433	11,457
1.45%	32,149	-	64,773	-	50,069	-	19,157	-
1.50%	968,384	-	683,679	-	424,655	-	178,615	-
1.55%	182,681	-	472,573	-	328,019	-	77,070	-
1.60%	283,831	-	101,766	-	158,226	-	31,309	-
1.65%	127,224	-	111,568	-	76,790	-	23,534	-
1.70%	9,389	-	16,410	-	15,853	-	4,010	-
1.75%	704,477	-	1,112,579	-	677,369	-	259,066	-
1.80%	78,116	-	80,791	-	75,617	-	20,227	-
1.85%	384,485	-	315,414	-	205,059	-	68,253	-
1.90%	21,730	-	8,197	-	12,192	-	3,318	-
1.95%	896,044	-	377,664	-	400,473	-	176,340	-
2.00%	53,322	-	32,029	-	25,540	-	6,766	-
2.05%	143,569	-	48,452	-	43,440	-	17,689	-
2.10%	83,487	-	56,455	-	52,743	-	23,239	-
2.15%	13,179	-	17,598	-	26,633	-	2,539	-
2.20%	110,272	-	51,770	-	90,743	-	28,039	-
2.25%	5,527	-	3,683	-	3,029	-	2,879	-
2.30%	62,807	-	28,957	-	42,348	-	24,655	-
2.35%	5,450	-	24,074	-	2,567	-	2,046	-
2.40%	131,363	-	53,114	-	45,258	-	15,242	-
2.45%	3,797	-	4,354	-	5,314	-	2,152	-
2.50%	33,317	-	55,598	-	17,157	-	5,854	-
2.55%	6,313	-	2,892	-	2,509	-	668	-
2.60%	-	-	-	-	352	-	-	-
2.65%	5,764	-	2,189	-	1,929	-	550	-
2.70%	660	-	511	-	660	-	321	-
2.75%	2,695	-	-	-	1,767	-	172	-
2.80%	1,150	-	843	-	1,149	-	315	-
2.85%	5,728	-	900	-	2,074	-	629	-
2.90%	-	-	273	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$6,098,874	$170,578	$8,876,949	$250,475	$4,161,441	$735,263	$1,502,092	$56,154

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FRESS2	FEMS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2

0.40%	$1,696	9	1,386	-	279	3,582	-	-
0.60%	2,963	23	1,854	-	-	1,778	-	-
0.65%	-	-	294	-	579	-	-	-
0.75%	-	11	5,297	-	1,756	-	-	556
0.80%	-	-	957	-	1,169	-	632	293
0.85%	-	1,737	4,619	-	7,968	-	2,697	322
0.95%	-	-	1,979	2,896	3,946	-	174	1,362
1.05%	-	-	1,824	2,990	1,166	-	666	515
1.10%	-	-	16,626	1,677	20,327	-	2,298	13,750
1.15%	911	264	183,329	106,122	199,979	-	27,277	95,884
1.20%	-	-	121	1,362	14,231	-	168	607
1.25%	-	-	24,648	28,558	22,725	-	2,028	10,946
1.30%	9,921	2,331	565,425	1,365	154,981	-	21,640	17,764
1.35%	1,027	157	123,776	28,951	56,899	-	6,727	20,181
1.40%	174	-	111,768	12,833	34,995	-	15,758	10,739
1.45%	-	-	28,553	20,770	32,011	-	2,426	20,132
1.50%	13,470	3,832	593,641	20,316	58,138	-	7,330	23,862
1.55%	625	37	132,882	145,395	205,280	-	27,225	84,281
1.60%	1,493	829	295,772	12,071	37,806	-	1,962	8,516
1.65%	2,201	581	88,986	3,450	21,874	-	1,417	7,595
1.70%	-	29	13,395	7,823	5,232	-	899	7,586
1.75%	1,625	53	537,699	52,661	261,494	-	22,716	115,610
1.80%	1,002	956	100,687	23,446	12,244	-	8,546	10,622
1.85%	532	54	80,515	11,030	28,656	-	453	5,803
1.90%	-	-	1,026	9,060	3,099	-	1,861	2,082
1.95%	5,763	1,510	573,001	6,937	47,118	-	6,877	15,554
2.00%	451	11	18,399	194	11,466	-	50	1,433
2.05%	-	38	27,352	6,220	7,566	-	526	2,183
2.10%	-	-	45,159	5,927	16,773	-	1,150	8,005
2.15%	-	86	15,192	1,078	9,658	-	2,602	3,192
2.20%	121	25	77,254	8,221	18,377	-	225	4,677
2.25%	216	-	9,945	176	812	-	111	1,165
2.30%	-	-	58,220	797	9,332	-	1,645	3,508
2.35%	-	-	97	-	8,032	-	199	3,125
2.40%	920	125	146,567	100	59	-	-	-
2.45%	66	-	18,505	352	1,075	-	-	143
2.50%	293	-	9,163	259	1,577	-	178	713
2.55%	-	-	53,675	-	1,257	-	-	-
2.60%	-	-	498	-	-	-	-	-
2.65%	-	-	2,619	-	170	-	-	-
2.70%	-	-	-	-	394	-	-	-
2.75%	-	-	67,040	-	-	-	-	-
2.80%	-	-	1,246	-	940	-	-	-
2.85%	-	-	334	-	-	-	-	-
2.90%	-	-	-	-	90	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$45,470	$12,698	$4,041,325	$523,037	$1,321,530	$5,360	$168,463	$502,706

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FTVGI2	FTVFA2	FTVSI2	JPMMV1	JABS	JAMGS	JAFBS	JACAS

0.40%	$4,400	2,449	2,576	-	235	4,667	903	1,164
0.60%	1,390	122	2,287	-	1,380	1,798	1,321	565
0.65%	116	-	-	-	-	-	-	1,247
0.75%	2,380	100	-	-	-	-	-	6,086
0.80%	1,013	-	-	523	-	-	-	6,655
0.85%	1,560	462	-	-	-	-	-	8,418
0.95%	1,633	340	-	-	18,024	-	-	12,066
1.05%	2,173	521	-	-	35,074	-	-	10,994
1.10%	3,934	3,101	-	-	215	-	1,696	20,704
1.15%	93,812	20,878	-	-	15,379	-	22,696	209,749
1.20%	112	-	-	-	-	-	-	329
1.25%	8,632	4,569	-	-	5,835	-	2,456	19,724
1.30%	296,995	208,113	-	128,934	103	-	361,671	467,405
1.35%	46,872	25,250	-	-	-	-	8,436	72,530
1.40%	44,211	3,389	-	47,240	938	-	3,645	66,366
1.45%	26,667	2,293	-	-	3,032	-	4,029	17,822
1.50%	275,122	274,716	-	-	10,061	-	98,514	166,512
1.55%	66,909	26,496	-	-	12,306	-	12,408	152,144
1.60%	153,336	129,943	-	-	4,257	-	26,317	56,574
1.65%	38,226	32,993	-	-	-	-	14,249	35,731
1.70%	4,447	1,222	-	-	3,388	-	282	3,776
1.75%	220,170	250,817	-	-	7,323	-	161,295	399,806
1.80%	54,361	45,414	-	-	1,186	-	18,233	15,704
1.85%	38,336	26,114	-	-	868	-	27,768	56,191
1.90%	95	-	-	-	-	-	4,209	8,245
1.95%	258,164	274,317	-	-	-	-	95,298	86,452
2.00%	7,066	20,260	-	-	-	-	1,916	14,067
2.05%	24,672	44,817	-	-	2,007	-	5,785	16,842
2.10%	10,861	18,251	-	-	183	-	7,996	36,097
2.15%	13,359	4,062	-	-	3,048	-	1,792	4,861
2.20%	42,912	69,574	-	-	1,397	-	5,393	45,547
2.25%	4,962	3,284	-	-	-	-	370	1,937
2.30%	15,426	35,440	-	-	-	-	2,719	16,960
2.35%	392	1,461	-	-	-	-	6,217	2,310
2.40%	28,798	45,375	-	-	-	-	5,651	1,339
2.45%	1,583	5,647	-	-	-	-	1,070	4,743
2.50%	7,246	14,755	-	-	-	-	6,571	1,772
2.55%	4,924	5,268	-	-	-	-	511	3,815
2.60%	687	-	-	-	-	-	-	-
2.65%	30	1,285	-	-	-	-	-	905
2.70%	-	-	-	-	-	-	-	-
2.75%	2,452	-	-	-	-	-	-	235
2.80%	-	-	-	-	-	-	-	-
2.85%	223	-	-	-	-	-	9,426	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,810,659	$1,603,098	$4,863	$176,697	$126,239	$6,465	$920,843	$2,054,389

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	JAGTS	JAIGS	LZREMS	LOVTRC	LOVSDC	MNCPS2	M2IGSS	MNDSC

0.40%	$3,356	-	2,625	6,015	4	30	-	1,405
0.60%	3,564	-	2,202	1,593	35	30	-	1,359
0.65%	64	-	-	-	-	-	-	31
0.75%	2,645	621	-	-	-	-	-	564
0.80%	2,652	1,863	-	-	-	-	-	-
0.85%	11,951	1,498	-	-	-	-	-	78
0.95%	3,358	5,867	-	-	-	-	1,667	-
1.05%	2,512	4,398	-	-	-	-	-	-
1.10%	4,975	2,793	468	219	-	-	496	5
1.15%	57,935	54,028	14,501	29,268	-	-	15,945	12,837
1.20%	753	-	-	-	-	-	120	-
1.25%	6,788	9,446	1,210	1,058	-	-	7,406	753
1.30%	535,941	157,219	126,499	220,809	-	-	697	145,730
1.35%	40,728	17,529	11,312	4,531	-	-	2,595	17,265
1.40%	48,228	32,322	461	1,676	-	-	774	4,018
1.45%	8,586	8,092	3,960	760	-	-	2,175	1,309
1.50%	372,604	67,040	190,774	59,616	-	-	8,712	107,152
1.55%	61,622	55,343	24,107	5,165	-	-	14,857	5,483
1.60%	101,999	27,130	37,400	6,607	-	-	2,849	27,972
1.65%	60,455	6,981	20,736	8,435	-	-	77	14,760
1.70%	4,343	2,234	931	-	-	-	289	171
1.75%	138,939	56,006	36,483	40,220	-	-	11,453	92,001
1.80%	61,737	10,441	20,858	2,894	-	-	4,013	10,689
1.85%	135,549	22,687	10,655	8,490	-	-	3,384	34,890
1.90%	9,862	1,387	-	-	-	-	1,794	1,115
1.95%	254,120	41,765	159,400	46,545	-	-	1,661	78,437
2.00%	8,354	10,488	5,242	1,718	-	-	411	2,955
2.05%	86,651	2,832	18,839	482	-	-	5,286	11,775
2.10%	21,199	8,023	2,959	3,760	-	-	983	13,474
2.15%	2,264	3,119	912	-	-	-	316	5,119
2.20%	45,441	10,070	3,555	6,541	-	-	1,584	12,120
2.25%	1,221	334	2,380	1,060	-	-	-	-
2.30%	27,569	2,816	14,347	547	-	-	330	12,320
2.35%	3,546	340	1,445	-	-	-	-	991
2.40%	40,239	7,270	44,115	1,658	-	-	-	7,000
2.45%	2,981	1,446	2,570	-	-	-	-	407
2.50%	6,760	838	2,053	623	-	-	-	4,745
2.55%	15,474	2,630	524	510	-	-	-	8,583
2.60%	-	-	-	-	-	-	-	-
2.65%	1,513	55	-	-	-	-	-	225
2.70%	-	-	-	-	-	-	-	-
2.75%	23,169	32	4,022	-	-	-	-	8,295
2.80%	-	-	26	37	-	-	-	446
2.85%	5,614	-	1,459	6,808	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,227,261	$636,983	$769,030	$467,645	$39	$60	$89,874	$646,479

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	MVUSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB

0.40%	$201	10,091	15,323	133	-	-	-	1,100
0.60%	750	1,117	4,258	1,344	-	-	-	112
0.65%	-	1,978	1,860	-	-	-	-	-
0.75%	-	8,980	8,648	-	-	-	-	-
0.80%	-	865	-	-	5	-	20	-
0.85%	-	20,391	6,990	-	-	-	-	-
0.95%	-	3,566	5,152	-	-	4,619	-	-
1.05%	-	1,719	3,038	-	-	247	-	-
1.10%	-	62,326	8,679	348	-	5,429	-	166
1.15%	-	548,449	204,269	3,547	-	20,582	-	889
1.20%	-	5,236	-	-	-	71	-	-
1.25%	-	43,803	11,937	355	-	3,907	-	1,151
1.30%	-	1,024,040	1,117,667	32,454	26,565	-	13,254	-
1.35%	-	165,465	81,788	4,510	-	5,654	-	-
1.40%	-	93,440	41,097	4,042	5,558	3,306	6,832	201
1.45%	-	62,320	16,481	63	-	11,911	-	531
1.50%	-	642,060	647,962	46,475	-	7,447	-	206
1.55%	-	473,623	90,760	5,820	-	23,836	-	992
1.60%	-	178,923	189,334	11,142	-	3,630	-	-
1.65%	-	115,061	90,323	4,035	-	1,507	-	-
1.70%	-	18,308	1,996	-	-	1,067	-	216
1.75%	-	1,285,092	648,247	9,616	-	36,627	-	1
1.80%	-	94,157	71,266	3,572	-	2,651	-	-
1.85%	-	222,561	186,038	12,641	-	1,311	-	27
1.90%	-	36,349	20,039	-	-	842	-	-
1.95%	-	490,324	468,721	29,381	-	6,436	-	-
2.00%	-	35,968	23,455	478	-	45	-	-
2.05%	-	73,148	108,798	2,729	-	1,317	-	41
2.10%	-	102,549	38,463	694	-	1,836	-	-
2.15%	-	30,786	15,723	165	-	236	-	-
2.20%	-	111,100	98,036	7,189	-	165	-	-
2.25%	-	4,117	6,319	899	-	305	-	-
2.30%	-	57,995	65,449	2,277	-	1,688	-	-
2.35%	-	23,241	7,159	-	-	143	-	-
2.40%	-	104,355	103,728	2,657	-	-	-	-
2.45%	-	5,661	2,935	252	-	167	-	-
2.50%	-	8,927	15,540	144	-	-	-	-
2.55%	-	8,878	8,044	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	4,117	617	-	-	-	-	-
2.70%	-	382	-	-	-	-	-	-
2.75%	-	121	3,221	-	-	-	-	-
2.80%	-	1,077	353	77	-	-	-	-
2.85%	-	383	5,420	1,144	-	-	-	-
2.90%	-	206	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$951	$6,183,255	$4,445,133	$188,183	$32,128	$146,982	$20,106	$5,633

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	VKVGR2	MSVRE	MSVREB	VYDS	DTRTFB	NVBX	NAMGI2	NAMAA2

0.40%	$93	-	-	-	84	-	6,334	39,319
0.60%	951	-	-	-	316	505	244	3,393
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	32	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	12,600
1.15%	-	-	12	45	127	-	90,097	390,331
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	1,380	-	-	-	199
1.30%	-	44	-	-	1,222	-	3,083,895	13,869,621
1.35%	-	-	-	844	-	-	5,664	44,044
1.40%	-	275	-	-	560	-	-	614
1.45%	-	-	-	-	6,337	-	2,017	-
1.50%	-	-	20	-	2,438	-	425,091	1,942,329
1.55%	-	-	-	-	250	-	1,168	20,791
1.60%	-	-	-	-	1,738	-	7,045	41,916
1.65%	-	-	-	-	-	-	56,204	280,388
1.70%	-	-	-	-	-	-	-	-
1.75%	807	-	-	-	551	-	218,303	2,725,237
1.80%	-	-	-	-	156	-	47,398	147,211
1.85%	-	-	-	-	721	-	131,709	948,409
1.90%	-	-	-	-	-	-	-	12,701
1.95%	1,087	-	-	-	3,167	-	204,155	2,550,053
2.00%	-	-	-	-	202	-	16,972	61,619
2.05%	-	-	-	-	372	-	24,661	191,066
2.10%	-	-	-	-	-	-	13,040	44,868
2.15%	-	-	-	-	-	-	-	2,613
2.20%	182	-	-	-	-	-	10,029	85,430
2.25%	-	-	-	-	-	-	599	2,269
2.30%	-	-	-	-	-	-	8,613	32,151
2.35%	-	-	-	-	-	-	-	-
2.40%	599	-	-	-	394	-	42,987	341,309
2.45%	-	-	-	-	-	-	1,341	32,522
2.50%	-	-	-	-	-	-	10,317	152,963
2.55%	109	-	-	-	-	-	-	4,494
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	828	642
2.80%	-	-	-	-	-	-	1,637	800
2.85%	-	-	-	-	-	-	-	16,255
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,828	$319	$32	$2,269	$18,667	$505	$4,410,348	$23,998,157

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.40%	$-	4,487	64,509	29,864	10,111	12,653	31,495	208
0.60%	-	2,436	15,965	3,413	7,425	6,411	14,093	-
0.65%	-	1,629	28,028	6,140	916	828	6,985	-
0.75%	-	4,076	39,337	8,319	3,170	1,685	11,114	524
0.80%	2,562	-	1,694	439	2,992	2,571	298	1,010
0.85%	-	3,920	65,960	8,863	6,474	13,630	9,806	1,272
0.95%	-	2,682	1,695	4,725	2,774	4,438	3,417	3,870
1.05%	-	4,976	2,922	1,108	2,887	2,930	1,691	1,429
1.10%	-	32,584	1,831,748	382,868	33,433	62,356	387,130	3,092
1.15%	-	307,816	7,807,707	2,563,162	270,460	432,731	2,645,537	82,684
1.20%	-	817	12,816	6,886	1,367	2,132	6,961	857
1.25%	-	40,475	551,587	97,162	27,593	33,673	98,713	13,258
1.30%	404,200	453,671	32,212,902	21,059,881	1,154,362	1,848,187	19,634,477	125,793
1.35%	-	129,835	1,931,905	499,663	163,427	322,382	644,981	28,903
1.40%	149,341	13,177	308,806	42,340	44,835	73,702	63,613	36,957
1.45%	-	46,857	488,698	136,127	23,749	59,212	160,295	29,568
1.50%	-	279,658	8,806,331	3,249,235	770,738	1,520,712	4,421,592	117,242
1.55%	-	225,264	4,747,335	1,238,393	170,123	323,830	1,350,401	69,507
1.60%	-	68,409	961,416	109,885	243,342	421,094	489,749	87,234
1.65%	-	49,780	1,339,617	444,296	95,253	196,325	585,325	23,878
1.70%	-	8,529	209,505	34,746	8,637	11,565	46,740	5,182
1.75%	-	442,127	19,244,325	6,055,000	736,817	1,253,455	6,849,174	103,322
1.80%	-	29,792	713,163	248,516	98,044	181,495	362,783	30,782
1.85%	-	93,601	3,883,868	2,168,891	142,291	303,556	2,266,768	53,427
1.90%	-	8,871	198,532	90,090	12,396	6,401	95,551	1,700
1.95%	-	205,620	6,398,676	1,785,302	662,219	1,324,294	2,770,180	72,261
2.00%	-	9,332	457,260	172,258	21,510	49,108	206,938	4,549
2.05%	-	50,696	935,738	526,004	48,568	123,952	539,408	14,876
2.10%	-	27,871	700,500	194,053	50,752	77,026	215,657	8,768
2.15%	-	3,717	221,097	111,255	11,007	31,758	125,242	1,516
2.20%	-	38,053	1,483,773	378,052	83,441	185,043	509,498	33,006
2.25%	-	1,911	78,091	30,708	5,374	6,511	34,565	2,038
2.30%	-	31,331	619,345	241,906	56,310	84,868	304,083	17,741
2.35%	-	2,694	290,718	232,276	5,868	6,498	243,852	1,005
2.40%	-	20,893	830,006	265,667	89,928	169,994	381,693	14,002
2.45%	-	1,758	83,069	21,752	7,459	28,838	42,608	399
2.50%	-	6,786	512,085	324,859	14,995	41,147	357,836	855
2.55%	-	2,922	160,128	20,373	11,156	16,462	28,902	735
2.60%	-	-	13,330	13,448	-	721	14,372	-
2.65%	-	568	101,223	57,832	1,357	583	64,912	-
2.70%	-	-	15,465	10,382	51	73	10,423	-
2.75%	-	10,818	73,449	2,840	4,045	3,516	4,535	-
2.80%	-	-	3,883	3,879	1,920	2,246	6,101	-
2.85%	-	2,411	18,703	17,744	3,038	2,303	19,783	-
2.90%	-	-	3,404	3,401	-	-	3,533	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	1,874	1,872	-	-	1,945	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$556,103	$2,672,850	$98,472,188	$42,905,875	$5,112,614	$9,252,895	$46,074,755	$993,450

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2

0.40%	$1,224	-	1,397	322	-	1,981	-	529
0.60%	2,140	-	1,533	-	-	2,498	-	74
0.65%	-	-	-	47	-	119	-	1,581
0.75%	-	1,014	-	1,550	-	1,306	-	5,539
0.80%	1,133	-	810	-	4,062	-	208	-
0.85%	-	5,037	-	2,020	-	1,417	-	9,265
0.95%	-	1,522	-	14	-	167	-	-
1.05%	-	774	-	-	-	106	-	459
1.10%	-	1,810	-	7,161	-	7,698	-	30,008
1.15%	-	66,741	-	51,363	-	36,027	-	257,768
1.20%	-	578	-	-	-	227	-	3,889
1.25%	-	6,991	-	1,441	-	5,551	-	13,827
1.30%	98,113	95,967	140,267	123,354	665,821	143,097	25,079	200,798
1.35%	-	30,657	-	15,086	-	14,429	-	46,811
1.40%	20,292	3,929	83,891	4,419	349,930	2,213	4,090	28,218
1.45%	-	9,483	-	23,729	-	2,078	-	25,158
1.50%	-	176,178	-	128,106	-	106,086	-	79,158
1.55%	-	51,737	-	37,179	-	42,206	-	274,166
1.60%	-	52,130	-	24,568	-	20,166	-	33,031
1.65%	-	27,547	-	16,904	-	8,129	-	27,249
1.70%	-	3,024	-	263	-	92	-	3,446
1.75%	-	112,507	-	110,198	-	90,266	-	423,200
1.80%	-	21,918	-	10,784	-	10,838	-	6,779
1.85%	-	17,681	-	16,748	-	19,978	-	26,663
1.90%	-	687	-	1,261	-	87	-	4,042
1.95%	-	119,868	-	94,739	-	71,428	-	92,361
2.00%	-	5,271	-	6,004	-	2,490	-	10,423
2.05%	-	31,864	-	15,048	-	8,066	-	7,370
2.10%	-	17,803	-	5,458	-	3,453	-	32,876
2.15%	-	4,320	-	1,587	-	4,270	-	8,413
2.20%	-	37,731	-	14,384	-	11,744	-	12,376
2.25%	-	678	-	471	-	-	-	1,821
2.30%	-	13,057	-	12,250	-	13,597	-	11,588
2.35%	-	2,929	-	897	-	1,733	-	14,638
2.40%	-	12,706	-	15,774	-	4,747	-	11,348
2.45%	-	1,167	-	334	-	2,409	-	73
2.50%	-	2,210	-	663	-	1,782	-	2,569
2.55%	-	10,547	-	1,507	-	2,152	-	1,620
2.60%	-	-	-	-	-	-	-	-
2.65%	-	614	-	2,104	-	-	-	345
2.70%	-	-	-	-	-	-	-	334
2.75%	-	865	-	1,406	-	888	-	-
2.80%	-	249	-	89	-	-	-	-
2.85%	-	-	-	-	-	929	-	-
2.90%	-	-	-	-	-	-	-	184
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$122,902	$949,791	$227,898	$749,232	$1,019,813	$646,450	$29,377	$1,709,997

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1

0.40%	$8	4,895	12,449	2,389	9,746	1,494	3,255	-
0.60%	4	341	1,994	-	2,236	217	91	-
0.65%	181	8,550	34,953	4,559	17,009	-	3,354	-
0.75%	1,489	23,117	36,041	11,356	64,957	21,970	13,951	-
0.80%	303	49	20	-	885	104	-	74
0.85%	1,300	49,730	86,638	10,223	81,342	6,206	18,719	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	2,041	914,811	1,062,115	258,440	1,299,996	111,500	271,784	-
1.15%	64,510	1,822,891	4,121,727	783,971	3,293,370	800,609	932,030	-
1.20%	-	10,437	17,839	8,093	44,514	-	1,929	-
1.25%	4,564	155,145	280,117	71,005	239,224	35,406	64,753	-
1.30%	101,630	13,157,279	9,941,046	3,031,894	10,474,955	239,325	3,845,152	31,136
1.35%	10,863	399,297	1,021,966	142,178	925,150	211,977	251,506	-
1.40%	3,659	34,283	14,728	30,519	80,561	27,512	53,723	12,633
1.45%	2,182	122,273	270,849	51,899	228,318	52,893	69,332	-
1.50%	211,687	2,771,159	2,997,046	756,183	3,329,764	470,189	924,267	-
1.55%	50,270	1,138,624	2,146,950	562,083	1,923,840	817,765	691,141	-
1.60%	33,287	202,313	139,389	114,177	505,578	81,980	88,993	-
1.65%	26,979	376,651	438,597	119,455	508,831	72,972	116,462	-
1.70%	927	23,166	56,060	16,006	68,988	23,475	27,876	-
1.75%	209,148	5,952,977	10,690,886	2,167,499	9,377,921	1,143,685	2,268,448	-
1.80%	35,294	100,481	148,957	57,922	161,484	27,650	58,489	-
1.85%	6,335	1,277,610	1,089,527	460,356	1,125,968	84,876	498,211	-
1.90%	4,184	72,842	98,975	27,842	119,941	85,583	43,411	-
1.95%	250,076	1,573,451	2,586,526	467,508	2,189,884	497,853	659,802	-
2.00%	9,645	87,879	187,857	55,953	254,977	38,023	58,111	-
2.05%	30,179	412,935	340,164	164,969	283,042	41,929	96,534	-
2.10%	4,632	163,389	381,322	32,342	353,294	45,341	63,605	-
2.15%	5,958	95,350	74,112	29,139	179,808	14,000	26,792	-
2.20%	55,720	365,385	636,005	153,545	817,677	131,024	165,497	-
2.25%	258	22,565	4,301	3,464	31,965	9,982	31,341	-
2.30%	36,391	189,858	377,853	104,199	306,723	126,219	103,724	-
2.35%	831	116,024	7,568	54,236	196,494	16,099	47,004	-
2.40%	20,853	95,907	72,777	27,072	107,078	115,246	31,855	-
2.45%	3,683	8,779	6,440	320	15,196	582	16,464	-
2.50%	31,013	266,635	85,333	44,877	113,948	64,515	47,704	-
2.55%	-	16,396	35,626	13,576	43,950	191	4,980	-
2.60%	-	1,338	-	-	11,050	-	-	-
2.65%	-	17,047	9,662	9,308	23,633	-	2,646	-
2.70%	38,878	37,443	-	519	10,689	-	272	-
2.75%	-	1,096	4,550	-	88	839	4,288	-
2.80%	-	20	-	-	691	449	-	-
2.85%	-	5,039	-	3,651	7,193	-	7,081	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	4,666	-	1,671	-	1,618	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	557	-	-
3.10%	-	749	-	-	1,660	-	-	-
3.40%	-	-	-	-	1,888	-	-	-

Totals	$1,258,962	$32,096,206	$39,523,631	$9,852,727	$38,837,177	$5,420,237	$11,616,195	$43,843

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8	GVIDA

0.40%	$640	4,163	-	-	171	1,899	104	169
0.60%	-	694	-	-	431	9,338	-	289
0.65%	2,279	912	-	1,246	2,023	-	530	-
0.75%	6,910	1,027	-	2,760	7,798	-	603	1,967
0.80%	-	203	29,341	-	2,334	-	167	4,671
0.85%	8,179	798	-	8,039	7,443	-	5,869	303
0.95%	276	107	-	3,121	4,745	-	397	1,097
1.05%	1,143	74	-	2,145	7,917	-	1,015	2,768
1.10%	28,003	9,382	-	28,774	35,994	-	31,512	7,512
1.15%	141,920	61,199	-	266,317	360,731	-	47,392	296,267
1.20%	2,703	-	-	4,137	3,835	-	116	4,045
1.25%	13,289	8,091	-	16,250	26,037	-	2,293	57,164
1.30%	273,367	299,820	1,247,886	131,106	611,947	-	294,631	190,832
1.35%	31,650	16,143	-	57,579	73,449	-	19,847	99,595
1.40%	16,479	9,214	398,466	29,046	206,713	-	12,886	62,063
1.45%	21,325	1,724	-	29,714	37,284	-	6,487	25,770
1.50%	112,952	136,568	-	78,660	116,799	-	329,198	315,663
1.55%	152,659	47,105	-	290,601	332,481	-	24,260	182,954
1.60%	52,440	28,701	-	13,169	50,911	-	28,819	122,287
1.65%	36,929	11,993	-	25,740	33,539	-	23,098	72,685
1.70%	2,715	1,714	-	3,620	6,353	-	590	21,230
1.75%	268,689	198,059	-	411,487	489,631	-	130,914	459,030
1.80%	15,888	10,053	-	16,022	24,793	-	23,202	46,516
1.85%	35,894	43,876	-	20,652	42,137	-	26,289	47,417
1.90%	936	2,916	-	6,271	5,605	-	649	69,781
1.95%	118,728	88,705	-	67,429	135,167	-	233,716	375,357
2.00%	7,226	4,451	-	7,878	10,609	-	5,137	1,391
2.05%	15,004	9,976	-	10,170	15,671	-	9,440	56,926
2.10%	22,315	7,329	-	18,062	18,346	-	7,530	43,508
2.15%	6,711	1,450	-	6,884	10,408	-	407	30,415
2.20%	17,547	13,689	-	12,040	15,197	-	23,005	38,965
2.25%	1,766	67	-	1,795	3,497	-	3,858	15,607
2.30%	5,711	10,366	-	9,382	23,385	-	5,422	58,278
2.35%	15,358	691	-	14,001	20,661	-	278	19,308
2.40%	1,894	4,550	-	7,275	914	-	35,987	16,607
2.45%	247	143	-	75	1,487	-	1,808	2,105
2.50%	5,925	4,670	-	2,775	5,199	-	6,905	70,551
2.55%	1,748	-	-	695	822	-	2,771	361
2.60%	-	-	-	-	416	-	101	6,390
2.65%	1,894	350	-	346	409	-	462	2,002
2.70%	349	-	-	330	635	-	-	35,016
2.75%	-	-	-	-	223	-	-	2,393
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	182	-	-	185	181	-	-	-
2.95%	-	-	-	-	-	-	-	25,292
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,449,870	$1,040,973	$1,675,693	$1,605,778	$2,754,328	$11,237	$1,347,695	$2,892,547

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM

0.40%	$7,208	19,173	114	13,179	872	3,558	9,883	15,208
0.60%	678	13,121	649	815	5,334	769	5,308	2,725
0.65%	4,251	49,747	3,828	36,983	3,693	6,260	1,781	4,295
0.75%	29,115	90,512	6,949	54,566	11,419	29,242	2,729	19,601
0.80%	42	371	1,649	4,630	5,996	1,394	2,381	7,142
0.85%	43,318	114,632	10,799	60,525	12,567	26,489	12,468	12,858
0.95%	-	380	-	7,189	9,519	-	2,253	2,842
1.05%	1,716	1,677	618	5,417	855	2,760	784	3,351
1.10%	229,472	371,729	180,523	704,274	197,992	178,734	5,915	86,892
1.15%	1,034,384	1,909,763	752,433	4,242,783	2,599,310	1,166,612	184,130	674,777
1.20%	2,275	1,479	11,318	19,097	21,634	4,588	1,203	5,269
1.25%	67,267	74,624	38,494	297,782	189,799	103,601	20,780	59,047
1.30%	11,260,425	6,776,638	3,087,513	7,783,762	464,889	3,464,639	908,267	2,046,305
1.35%	199,981	460,149	118,667	756,954	578,004	233,036	83,761	161,469
1.40%	37,594	15,161	73,242	464,705	310,937	128,714	109,652	464,604
1.45%	37,965	201,312	73,431	267,753	160,059	94,401	37,380	77,982
1.50%	2,079,318	1,644,734	683,388	2,572,077	651,157	770,751	662,655	613,976
1.55%	334,147	869,895	527,109	2,669,913	2,008,713	754,284	110,888	663,382
1.60%	166,904	164,682	276,024	425,784	230,992	172,771	119,147	264,548
1.65%	172,612	285,218	107,110	428,328	108,072	135,301	59,192	114,710
1.70%	14,561	26,637	24,447	105,768	61,586	22,229	9,093	24,253
1.75%	3,491,181	5,673,503	1,842,993	7,436,773	2,046,866	2,450,550	430,110	1,217,531
1.80%	120,324	39,003	95,564	226,484	112,804	78,772	57,750	118,736
1.85%	814,530	693,468	359,638	882,614	96,532	357,880	75,701	411,435
1.90%	55,391	42,311	23,512	217,429	190,537	68,064	5,197	12,998
1.95%	1,155,141	1,362,371	344,835	1,759,875	548,572	487,978	532,051	343,820
2.00%	48,815	63,555	53,753	249,200	44,735	63,578	15,619	17,123
2.05%	186,856	103,075	86,602	205,852	48,924	81,866	57,151	75,610
2.10%	113,218	231,553	32,994	247,534	164,650	90,201	52,130	64,199
2.15%	51,704	40,515	33,524	318,886	26,716	55,591	21,925	22,965
2.20%	282,280	352,987	182,084	397,665	76,561	114,147	60,275	85,041
2.25%	44,279	6,638	11,491	54,545	32,775	52,245	3,848	5,899
2.30%	95,835	169,914	137,611	222,092	114,856	65,332	26,064	56,698
2.35%	110,967	7,075	38,555	434,184	9,215	89,550	2,135	6,374
2.40%	75,104	89,658	23,549	216,735	152,059	18,113	64,648	23,870
2.45%	31,526	27,108	9,751	20,920	6,191	2,773	3,041	7,483
2.50%	217,061	73,591	52,943	143,760	123,150	55,945	19,403	32,414
2.55%	11,229	19,914	11,567	52,873	15,514	31,529	4,883	1,400
2.60%	-	-	-	3,387	-	-	101	-
2.65%	2,998	679	2,651	8,363	2,556	2,649	1,030	606
2.70%	10,140	-	1,120	49,795	4,520	7,671	-	74
2.75%	406	-	949	5,302	13,545	9,091	1,085	649
2.80%	-	-	19	689	-	-	154	-
2.85%	7,448	-	-	-	8,880	1,363	-	-
2.90%	-	-	-	4,761	-	-	-	-
2.95%	7,113	-	-	1,692	-	-	-	-
3.00%	-	-	-	41,110	-	4,278	-	-
3.05%	-	-	-	-	3,079	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$22,656,779	$22,088,552	$9,324,010	$34,124,804	$11,476,636	$11,489,299	$3,783,951	$7,830,161

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2

0.40%	$-	696	-	173	-	1,553	-	1,472
0.60%	-	-	-	-	-	683	-	578
0.65%	-	1,332	-	583	-	965	-	573
0.75%	-	3,225	-	2,963	-	4,462	-	5,533
0.80%	1,336	-	169	-	2,566	-	70	28
0.85%	-	8,273	-	4,477	-	2,970	-	1,113
0.95%	-	360	-	1,056	-	3,766	-	1,701
1.05%	-	1,175	-	577	-	2,960	-	-
1.10%	-	25,699	-	18,948	-	17,026	-	7,166
1.15%	-	235,112	-	96,333	-	198,929	-	72,829
1.20%	-	4,343	-	1,009	-	2,834	-	1,677
1.25%	-	14,272	-	7,121	-	25,916	-	10,133
1.30%	214,951	132,816	23,947	149,144	93,803	218,556	32,023	214,955
1.35%	-	53,807	-	20,029	-	48,154	-	33,273
1.40%	87,445	22,717	13,164	3,714	33,100	14,693	18,712	7,621
1.45%	-	19,277	-	7,861	-	24,644	-	9,415
1.50%	-	87,938	-	79,543	-	222,296	-	219,226
1.55%	-	264,428	-	74,094	-	237,338	-	71,296
1.60%	-	30,585	-	15,874	-	51,025	-	38,314
1.65%	-	24,198	-	14,099	-	35,485	-	30,570
1.70%	-	6,169	-	2,202	-	4,897	-	4,106
1.75%	-	411,831	-	182,104	-	331,748	-	199,335
1.80%	-	7,893	-	5,068	-	51,982	-	37,253
1.85%	-	37,443	-	21,500	-	98,212	-	49,203
1.90%	-	5,084	-	3,606	-	7,631	-	2,250
1.95%	-	90,039	-	81,699	-	142,339	-	120,036
2.00%	-	9,039	-	4,703	-	15,194	-	7,128
2.05%	-	4,975	-	11,774	-	58,757	-	15,366
2.10%	-	14,009	-	9,385	-	25,720	-	13,228
2.15%	-	5,378	-	1,546	-	9,998	-	5,923
2.20%	-	14,178	-	16,459	-	42,473	-	22,715
2.25%	-	1,347	-	1,001	-	2,196	-	266
2.30%	-	8,528	-	7,810	-	25,012	-	16,088
2.35%	-	13,364	-	1,771	-	10,601	-	1,135
2.40%	-	5,647	-	1,671	-	21,234	-	16,314
2.45%	-	822	-	946	-	2,858	-	3,345
2.50%	-	3,417	-	1,353	-	3,859	-	1,297
2.55%	-	1,964	-	448	-	427	-	87
2.60%	-	-	-	-	-	-	-	-
2.65%	-	1,194	-	34	-	2,997	-	2,514
2.70%	-	243	-	40	-	127	-	-
2.75%	-	265	-	311	-	964	-	405
2.80%	-	-	-	-	-	-	-	40
2.85%	-	337	-	1,929	-	515	-	534
2.90%	-	134	-	-	-	68	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$303,732	$1,573,553	$37,280	$854,958	$129,469	$1,974,064	$50,805	$1,246,041

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.40%	$-	928	1,978	154	-	118	582	222
0.60%	-	1,335	1,071	-	-	14	489	-
0.65%	-	659	-	1,112	-	-	-	136
0.75%	-	2,522	-	5,551	-	159	-	1,702
0.80%	5,733	-	-	2,772	2,649	-	1,995	-
0.85%	-	4,386	-	5,027	-	377	-	656
0.95%	-	1,743	-	164	-	758	-	1,992
1.05%	-	2,024	-	331	-	140	-	759
1.10%	-	28,120	-	23,218	-	4,583	-	2,466
1.15%	-	215,530	-	198,833	-	34,766	-	51,531
1.20%	-	3,153	-	2,446	-	52	-	101
1.25%	-	19,466	-	17,559	-	4,723	-	15,092
1.30%	1,989,795	213,906	-	1,745,455	67,113	103,682	285,648	88,163
1.35%	-	80,756	-	56,120	-	14,788	-	23,825
1.40%	381,696	18,305	-	508,197	13,789	2,208	106,006	3,886
1.45%	-	18,772	-	16,165	-	5,446	-	8,516
1.50%	-	167,895	-	166,289	-	96,383	-	83,685
1.55%	-	227,472	-	201,776	-	28,599	-	43,623
1.60%	-	57,536	-	31,791	-	25,202	-	30,153
1.65%	-	54,790	-	39,954	-	14,621	-	13,203
1.70%	-	4,717	-	4,384	-	2,957	-	3,264
1.75%	-	349,387	-	328,810	-	87,809	-	99,039
1.80%	-	25,963	-	12,338	-	8,028	-	10,023
1.85%	-	50,928	-	31,926	-	25,192	-	19,890
1.90%	-	5,344	-	4,221	-	1,608	-	782
1.95%	-	126,908	-	129,730	-	75,814	-	73,677
2.00%	-	11,589	-	8,939	-	2,900	-	6,604
2.05%	-	22,298	-	18,381	-	3,527	-	6,753
2.10%	-	23,066	-	22,021	-	8,846	-	8,125
2.15%	-	8,787	-	9,412	-	1,687	-	2,319
2.20%	-	18,643	-	22,474	-	14,363	-	13,452
2.25%	-	2,110	-	2,389	-	188	-	1,701
2.30%	-	15,826	-	13,981	-	7,448	-	5,481
2.35%	-	10,326	-	8,610	-	299	-	417
2.40%	-	23,417	-	11,135	-	8,649	-	13,855
2.45%	-	976	-	1,125	-	782	-	820
2.50%	-	1,797	-	1,939	-	1,359	-	1,217
2.55%	-	672	-	5,508	-	347	-	2,765
2.60%	-	-	-	-	-	-	-	-
2.65%	-	363	-	2,365	-	66	-	-
2.70%	-	163	-	130	-	-	-	-
2.75%	-	896	-	642	-	323	-	551
2.80%	-	-	-	-	-	433	-	-
2.85%	-	126	-	481	-	190	-	173
2.90%	-	91	-	67	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,377,224	$1,823,691	$3,049	$3,663,922	$83,551	$589,434	$394,720	$640,619

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF

0.40%	$1,069	56	7,795	2,810	447	774	1,702	6,507
0.60%	1,487	-	1,144	615	958	-	244	4,149
0.65%	-	8	1,486	233	-	1,464	2,604	-
0.75%	-	321	6,302	5,540	-	2,924	4,304	-
0.80%	5,045	-	179	1,939	20,553	-	-	-
0.85%	-	1,644	5,095	4,063	-	4,598	7,752	-
0.95%	-	5,317	3,248	647	-	4,537	-	-
1.05%	-	567	684	296	-	6,475	1,158	-
1.10%	-	5,393	33,715	19,841	-	27,203	45,741	-
1.15%	-	93,319	248,847	108,046	-	591,210	338,747	-
1.20%	-	64	229	394	-	2,998	3,760	-
1.25%	-	18,954	16,881	5,488	-	104,911	16,466	-
1.30%	615,321	74,916	995,093	619,421	3,567,686	438,498	625,472	-
1.35%	-	42,589	85,117	33,229	-	224,276	74,352	-
1.40%	276,680	5,286	33,698	26,008	1,504,934	44,435	29,757	-
1.45%	-	19,118	43,518	16,273	-	95,215	24,995	-
1.50%	-	72,610	408,608	243,530	-	456,247	233,235	-
1.55%	-	66,854	168,618	90,157	-	509,703	335,541	-
1.60%	-	23,421	94,165	58,248	-	136,845	29,099	-
1.65%	-	7,476	56,884	29,160	-	67,241	43,080	-
1.70%	-	5,321	6,615	1,866	-	31,479	5,175	-
1.75%	-	86,857	612,746	389,189	-	621,697	671,745	-
1.80%	-	9,960	25,019	19,484	-	60,886	9,758	-
1.85%	-	12,930	225,429	124,885	-	129,222	106,259	-
1.90%	-	5,599	22,658	3,546	-	23,037	6,045	-
1.95%	-	63,304	285,508	165,718	-	282,884	210,598	-
2.00%	-	1,299	25,844	10,308	-	16,756	25,037	-
2.05%	-	13,332	80,401	64,806	-	88,345	25,078	-
2.10%	-	8,803	25,035	29,459	-	39,308	54,634	-
2.15%	-	4,643	6,020	1,702	-	23,246	10,188	-
2.20%	-	7,610	64,186	40,956	-	79,206	44,108	-
2.25%	-	508	3,326	3,582	-	7,339	1,919	-
2.30%	-	5,880	48,284	37,681	-	41,417	34,384	-
2.35%	-	48	4,294	4,061	-	5,338	14,716	-
2.40%	-	3,356	43,218	14,365	-	40,002	15,976	-
2.45%	-	12	3,352	4,189	-	873	1,015	-
2.50%	-	1,039	7,986	33,485	-	12,173	17,369	-
2.55%	-	3,539	3,208	43	-	2,091	3,733	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	100	1,349	2,991	-	1,824	1,120	-
2.70%	-	-	103	103	-	-	845	-
2.75%	-	-	1,982	983	-	1,915	172	-
2.80%	-	-	19	-	-	-	163	-
2.85%	-	180	624	4,153	-	1,671	3,009	-
2.90%	-	-	-	-	-	-	158	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$899,602	$672,233	$3,708,512	$2,223,493	$5,094,578	$4,230,263	$3,081,213	$10,656

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2

0.40%	$648	-	311	35	109	9,994	3,091	8,736
0.60%	-	-	234	-	36	1,019	39	100
0.65%	682	-	-	-	-	-	-	-
0.75%	1,691	-	1,640	-	-	-	-	-
0.80%	55	4,554	-	-	-	-	-	-
0.85%	4,639	-	1,793	-	-	-	-	-
0.95%	319	-	6,917	-	-	-	-	-
1.05%	1,770	-	944	-	-	-	-	-
1.10%	31,080	-	2,899	-	-	1,827	6,660	5,748
1.15%	219,060	-	123,297	107	4,367	252,673	105,606	219,839
1.20%	1,800	-	508	-	-	-	-	-
1.25%	20,895	-	14,328	-	8	483	-	279
1.30%	1,215,012	387,114	125,201	21,365	35,650	9,913,081	4,673,055	8,888,450
1.35%	59,339	-	49,086	251	10,057	102,830	17,672	18,847
1.40%	24,300	182,465	8,584	2,098	960	1,201	1,252	1,033
1.45%	19,034	-	23,685	1,850	184	7,386	-	1,071
1.50%	409,785	-	233,699	13,061	49,941	1,799,447	831,229	1,091,345
1.55%	208,541	-	82,242	4,410	1,952	35,627	5,125	8,013
1.60%	66,620	-	94,764	41,243	10,984	50,835	43,763	41,835
1.65%	76,168	-	36,047	2,088	10,421	218,282	131,193	169,566
1.70%	11,431	-	2,722	-	-	1,863	-	-
1.75%	429,766	-	137,525	15,249	12,360	2,638,410	1,115,440	2,149,541
1.80%	49,470	-	31,587	8,356	1,573	148,671	69,929	85,402
1.85%	74,630	-	43,227	2,574	7,721	978,818	412,319	731,150
1.90%	11,023	-	2,403	-	-	-	1,486	1,048
1.95%	266,670	-	177,859	38,290	50,622	1,187,974	636,468	933,720
2.00%	14,142	-	7,591	-	-	31,883	13,475	11,207
2.05%	22,115	-	8,788	229	7,166	144,042	93,905	115,720
2.10%	35,017	-	25,436	24,324	-	57,347	12,432	43,841
2.15%	5,044	-	5,212	-	206	33,768	8,986	4,206
2.20%	54,552	-	47,968	144	3,017	180,124	105,229	102,398
2.25%	2,794	-	4,110	-	-	9,997	253	128
2.30%	34,339	-	20,681	-	326	152,482	30,279	73,416
2.35%	7,094	-	1,894	-	-	-	-	-
2.40%	19,233	-	42,160	3,301	5,234	173,267	83,927	134,473
2.45%	4,097	-	1,439	1,109	-	23,818	9,904	10,567
2.50%	11,894	-	4,575	45,648	252	219,169	76,977	79,011
2.55%	3,494	-	3,840	-	111	1,849	672	1,300
2.60%	-	-	-	-	-	-	-	-
2.65%	2,515	-	873	-	-	-	16,183	-
2.70%	1,697	-	-	-	-	-	-	-
2.75%	931	-	746	-	-	698	30	-
2.80%	42	-	171	-	-	-	-	-
2.85%	1,164	-	972	-	-	18,830	19,908	18,614
2.90%	45	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,424,637	$574,133	$1,377,958	$225,732	$213,257	$18,397,695	$8,526,487	$14,950,604

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG	AMMCGS

0.40%	$3,565	3,843	25,621	4,095	25	-	-	-
0.60%	-	3,698	31,456	729	-	-	-	-
0.65%	-	-	-	-	966	-	-	-
0.75%	-	-	-	-	3,715	-	-	-
0.80%	-	-	-	-	284	-	-	284
0.85%	-	-	-	-	4,309	-	-	-
0.95%	-	-	-	-	3,523	-	-	1,078
1.05%	-	-	-	-	732	-	-	33
1.10%	211	725	8,657	-	24,771	-	-	488
1.15%	78,787	22,396	138,647	35,656	167,530	145	-	5,824
1.20%	-	-	-	-	2,760	-	-	96
1.25%	327	218	4,975	-	8,955	640	-	1,921
1.30%	3,797,863	326,059	1,940,823	2,242,209	170,988	-	105	4,896
1.35%	10,673	28,388	149,296	5,146	28,051	-	-	1,170
1.40%	383	5,574	53,902	479	73,528	-	92	3,539
1.45%	-	1,121	13,479	-	24,651	-	-	3,044
1.50%	560,203	416,704	2,855,035	359,585	29,871	71	-	1,915
1.55%	2,153	8,866	94,271	774	150,899	103	-	7,674
1.60%	40,588	56,525	386,196	6,103	10,182	41	-	515
1.65%	79,936	36,214	279,570	55,226	22,952	222	-	-
1.70%	-	1,463	4,628	-	4,917	-	-	106
1.75%	1,002,062	116,247	742,170	244,631	256,184	229	-	4,269
1.80%	55,417	27,340	196,916	25,660	19,085	348	-	530
1.85%	352,240	33,402	294,863	103,691	15,535	69	-	134
1.90%	2,022	1,531	9,746	-	4,633	-	-	-
1.95%	429,481	280,774	2,235,721	165,122	39,399	-	-	725
2.00%	16,570	7,932	43,054	1,754	6,508	-	-	11
2.05%	43,524	6,683	129,837	16,199	4,016	-	-	-
2.10%	8,153	19,634	66,017	7,737	8,581	-	-	339
2.15%	3,961	1,031	17,639	882	8,639	509	-	209
2.20%	39,099	26,834	126,399	5,855	14,870	-	-	3,106
2.25%	94	5,170	79,177	141	2,463	306	-	-
2.30%	13,984	14,224	110,625	8,213	11,300	-	-	3,222
2.35%	-	172	2,984	-	13,124	-	-	-
2.40%	46,573	34,886	311,648	13,479	-	-	-	739
2.45%	487	2,375	22,420	2,451	63	-	-	-
2.50%	90,432	6,843	91,997	32,188	2,325	-	-	135
2.55%	1,826	285	73,500	-	398	-	-	-
2.60%	-	399	663	-	-	-	-	-
2.65%	-	669	2,422	-	323	-	-	-
2.70%	-	-	-	-	593	-	-	-
2.75%	46	1,096	116,301	-	-	-	-	-
2.80%	-	1,073	5,746	-	-	-	-	-
2.85%	19,156	-	1,005	422	-	-	-	-
2.90%	-	-	-	-	159	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$6,699,816	$1,500,394	$10,667,406	$3,338,427	$1,141,807	$2,683	$197	$46,002

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMTP	AMSRS	OVIGS	OVMS	OVB	OVGS	OVGSS	OVIG

0.40%	$-	-	-	-	-	1,872	-	4,038
0.60%	-	-	-	-	-	1,355	-	1,943
0.65%	-	-	-	-	-	-	80	-
0.75%	-	-	-	-	-	-	3,079	-
0.80%	-	179	-	509	311	2,679	-	-
0.85%	-	-	-	-	-	-	3,788	-
0.95%	-	12,399	-	-	-	-	12,169	-
1.05%	-	641	-	-	-	-	6,618	-
1.10%	-	2,996	430	-	-	-	4,672	-
1.15%	-	49,753	17,979	-	-	-	189,512	-
1.20%	-	-	-	-	-	-	1,786	-
1.25%	-	4,131	1,265	-	-	-	45,143	-
1.30%	-	46,073	257,468	237,349	148,876	1,342,959	293,019	-
1.35%	-	12,403	6,669	-	-	-	100,601	-
1.40%	199	12,647	578	109,707	84,905	570,759	10,869	-
1.45%	-	8,202	1,902	-	-	-	40,379	-
1.50%	-	9,366	186,137	-	-	-	316,642	-
1.55%	-	23,120	10,887	-	-	-	110,254	-
1.60%	-	605	12,517	-	-	-	79,596	-
1.65%	-	257	19,869	-	-	-	21,312	-
1.70%	-	12,278	615	-	-	-	5,465	-
1.75%	-	22,930	75,379	-	-	-	193,676	-
1.80%	-	2,763	8,429	-	-	-	51,911	-
1.85%	-	1,604	49,906	-	-	-	35,047	-
1.90%	-	6,968	294	-	-	-	3,800	-
1.95%	-	1,939	173,253	-	-	-	174,836	-
2.00%	-	155	2,151	-	-	-	2,328	-
2.05%	-	2,962	17,121	-	-	-	29,783	-
2.10%	-	1,096	6,130	-	-	-	26,563	-
2.15%	-	817	677	-	-	-	2,905	-
2.20%	-	1,333	10,802	-	-	-	54,759	-
2.25%	-	-	955	-	-	-	907	-
2.30%	-	2,261	15,435	-	-	-	24,215	-
2.35%	-	8	818	-	-	-	709	-
2.40%	-	-	18,424	-	-	-	45,259	-
2.45%	-	-	-	-	-	-	2,895	-
2.50%	-	-	6,359	-	-	-	9,562	-
2.55%	-	-	943	-	-	-	15,824	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	356	-	-	-	1,398	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	1,502	-
2.80%	-	-	-	-	-	-	136	-
2.85%	-	-	374	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$199	$239,886	$904,122	$347,565	$234,092	$1,919,624	$1,922,999	$5,981

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVIV

0.40%	$2,226	2,396	-	573	-	-	-	5
0.60%	701	-	-	-	-	-	-	-
0.65%	-	2,401	-	582	-	-	-	-
0.75%	-	4,608	-	1,736	-	-	62	-
0.80%	416	-	613	-	664	346	-	-
0.85%	-	8,345	-	2,289	-	-	615	-
0.95%	-	1,384	-	2,724	-	-	609	-
1.05%	-	810	-	3,693	-	-	1,209	-
1.10%	-	40,459	-	7,828	-	-	268	-
1.15%	-	354,463	-	114,370	-	-	16,543	-
1.20%	-	4,250	-	62	-	-	155	-
1.25%	-	29,871	-	6,855	-	-	1,817	-
1.30%	112,138	358,946	66,676	287,211	117,787	13,326	-	-
1.35%	-	95,743	-	53,902	-	-	7,470	-
1.40%	34,552	31,140	25,150	7,021	23,986	7,857	2,859	-
1.45%	-	35,465	-	16,061	-	-	8,331	-
1.50%	-	248,115	-	258,105	-	-	4,877	-
1.55%	-	360,566	-	102,838	-	-	16,097	-
1.60%	-	67,617	-	45,448	-	-	21,059	-
1.65%	-	48,080	-	28,087	-	-	1,656	-
1.70%	-	7,387	-	2,852	-	-	466	-
1.75%	-	669,176	-	240,469	-	-	8,949	-
1.80%	-	22,784	-	28,437	-	-	7,116	-
1.85%	-	124,836	-	47,537	-	-	359	-
1.90%	-	12,274	-	3,382	-	-	2,161	-
1.95%	-	227,596	-	191,214	-	-	1,653	-
2.00%	-	17,198	-	6,650	-	-	517	-
2.05%	-	23,758	-	28,137	-	-	65	-
2.10%	-	32,009	-	36,526	-	-	83	-
2.15%	-	6,521	-	4,362	-	-	276	-
2.20%	-	34,807	-	30,238	-	-	1,344	-
2.25%	-	3,529	-	2,235	-	-	867	-
2.30%	-	27,612	-	28,384	-	-	-	-
2.35%	-	15,684	-	467	-	-	432	-
2.40%	-	43,428	-	26,541	-	-	-	-
2.45%	-	2,311	-	1,389	-	-	-	-
2.50%	-	10,604	-	4,198	-	-	-	-
2.55%	-	6,589	-	4,561	-	-	-	-
2.60%	-	-	-	351	-	-	-	-
2.65%	-	368	-	3,942	-	-	-	-
2.70%	-	327	-	-	-	-	-	-
2.75%	-	1,336	-	-	-	-	-	-
2.80%	-	372	-	-	-	-	-	-
2.85%	-	1,384	-	409	-	-	-	-
2.90%	-	183	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$150,033	$2,986,732	$92,439	$1,631,666	$142,437	$21,529	$107,915	$5

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PMUBA

0.40%	$1,821	879	5,911	11,640	407	204	635	26
0.60%	1,134	673	2,004	4,389	145	1,130	142	86
0.65%	-	-	4,177	5,430	-	-	-	-
0.75%	3,192	762	14,413	11,709	-	-	-	-
0.80%	-	6	174	-	-	-	-	-
0.85%	40	1,380	27,303	16,466	-	-	-	-
0.95%	-	-	3,931	2,539	-	-	-	-
1.05%	-	194	5,390	3,895	-	-	-	-
1.10%	397	1,577	45,723	3,254	-	1,164	-	-
1.15%	27,645	10,640	374,390	201,610	-	6,377	-	-
1.20%	-	-	1,603	15	-	-	-	-
1.25%	167	3,830	22,227	4,225	-	643	-	-
1.30%	74,921	39,498	1,970,343	1,648,390	-	33,319	-	-
1.35%	10,647	7,650	96,244	82,118	-	2,931	-	-
1.40%	4,890	4,284	45,451	28,998	-	-	-	-
1.45%	1,745	7,110	40,405	23,191	-	582	-	-
1.50%	141,222	40,188	547,564	650,313	-	48,554	-	-
1.55%	9,678	10,148	280,189	67,729	-	1,330	-	-
1.60%	75,878	24,279	137,037	281,900	-	13,207	-	-
1.65%	24,272	6,594	78,154	79,180	-	7,972	-	-
1.70%	1,697	376	5,787	1,546	-	-	-	-
1.75%	134,639	44,490	1,129,790	985,971	-	13,206	-	-
1.80%	26,173	4,900	46,092	75,920	-	4,997	-	-
1.85%	5,850	9,161	327,890	269,625	-	3,213	-	-
1.90%	-	-	11,363	4,024	-	-	-	-
1.95%	96,652	23,323	450,979	480,191	-	38,765	-	-
2.00%	5,124	1,454	30,165	12,559	-	1,034	-	-
2.05%	10,981	6,713	64,760	95,423	-	395	-	-
2.10%	15,656	2,532	56,028	60,307	-	397	-	-
2.15%	1,712	4,171	17,606	26,375	-	920	-	-
2.20%	29,888	11,632	97,380	128,673	-	1,285	-	-
2.25%	1,575	454	6,004	3,229	-	302	-	-
2.30%	4,018	8,847	80,504	97,919	-	881	-	-
2.35%	-	-	14,771	8,056	-	-	-	-
2.40%	10,332	4,121	36,230	62,735	-	9,070	-	-
2.45%	573	316	11,364	7,988	-	127	-	-
2.50%	4,818	1,872	18,858	28,769	-	113	-	-
2.55%	2,953	1,392	11,979	9,868	-	-	-	-
2.60%	-	-	-	436	-	-	-	-
2.65%	-	-	2,747	1,541	-	-	-	-
2.70%	-	-	327	608	-	-	-	-
2.75%	1,895	392	1,320	1,358	-	-	-	-
2.80%	-	-	242	4,591	-	-	-	-
2.85%	-	-	-	510	-	-	-	-
2.90%	-	-	68	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$732,185	$285,838	$6,124,887	$5,495,213	$552	$192,118	$777	$112

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA	GVMSAS	PVEIB

0.40%	$2,736	1,263	647	2,654	95	16	-	-
0.60%	341	106	243	113	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	128
1.05%	-	-	-	-	-	-	-	219
1.10%	4,302	-	-	-	-	-	-	280
1.15%	19,649	-	-	-	883	-	-	7,992
1.20%	-	-	-	-	-	-	-	-
1.25%	1,039	-	-	-	-	-	-	1,153
1.30%	230,423	-	-	-	26,230	-	2	-
1.35%	4,705	-	-	-	440	-	-	1,186
1.40%	13,882	-	-	-	84	-	-	486
1.45%	1,014	-	-	-	27	-	-	2,130
1.50%	60,224	-	-	-	47,168	-	1,691	818
1.55%	9,432	-	-	-	76	-	-	9,577
1.60%	7,325	-	-	-	10,263	-	-	1,954
1.65%	9,479	-	-	-	4,506	-	-	-
1.70%	-	-	-	-	-	-	-	292
1.75%	58,437	-	-	-	28,833	-	-	3,829
1.80%	7,778	-	-	-	2,243	-	96	2,243
1.85%	21,437	-	-	-	10,661	-	11	470
1.90%	-	-	-	-	-	-	-	325
1.95%	42,620	-	-	-	28,829	-	19	385
2.00%	1,340	-	-	-	-	-	-	41
2.05%	3,814	-	-	-	4,637	-	-	-
2.10%	5,296	-	-	-	2,966	-	-	436
2.15%	988	-	-	-	149	-	-	-
2.20%	4,179	-	-	-	4,319	-	-	-
2.25%	144	-	-	-	737	-	-	-
2.30%	83	-	-	-	374	-	-	-
2.35%	740	-	-	-	-	-	-	-
2.40%	25,868	-	-	-	1,034	-	-	-
2.45%	-	-	-	-	35	-	-	-
2.50%	958	-	-	-	133	-	-	-
2.55%	399	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	7,243	-	-	-	377	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$545,875	$1,369	$890	$2,767	$175,099	$16	$1,819	$33,944

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	PVGOB	PVTIGB	ROCSC	RSRF	RVARS	TRHS2	VWHAS	VWBF

0.40%	$-	-	1,341	13	717	3,127	207	-
0.60%	-	-	95	-	847	3,754	1,222	-
0.65%	-	-	-	-	-	561	-	-
0.75%	-	-	-	-	-	10,195	2,105	-
0.80%	-	-	-	-	-	1,439	37	47
0.85%	-	-	-	-	-	10,958	579	-
0.95%	844	-	-	-	-	10,206	335	-
1.05%	-	-	-	-	-	4,235	979	-
1.10%	923	-	-	-	3	8,548	549	-
1.15%	7,010	4,157	-	-	5,102	190,919	21,337	-
1.20%	-	-	-	-	-	-	-	-
1.25%	3,101	195	-	-	26	14,788	824	-
1.30%	-	19,452	-	-	36,131	767,208	107,592	56,847
1.35%	398	1,493	-	-	5,221	84,943	11,826	-
1.40%	943	244	-	-	564	119,066	8,858	36,175
1.45%	1,148	366	-	-	169	12,071	646	-
1.50%	184	31,652	-	-	50,113	700,029	78,698	-
1.55%	3,934	1,640	-	-	2,412	114,050	6,545	-
1.60%	6,724	144	-	-	16,036	203,489	31,359	-
1.65%	-	919	-	-	6,544	160,660	17,257	-
1.70%	204	-	-	-	-	34,804	358	-
1.75%	1,391	15,564	-	-	23,636	423,150	44,278	-
1.80%	4,027	5,724	-	-	6,235	102,218	12,435	-
1.85%	169	2,245	-	-	4,065	171,428	19,287	-
1.90%	453	-	-	-	-	9,303	-	-
1.95%	1,097	12,837	-	-	58,228	578,520	71,638	-
2.00%	128	77	-	-	5,772	20,874	3,813	-
2.05%	-	721	-	-	3,061	75,594	4,243	-
2.10%	-	1,098	-	-	3,487	77,608	5,054	-
2.15%	999	192	-	-	1,174	10,095	1,021	-
2.20%	12	1,615	-	-	9,706	61,587	17,261	-
2.25%	-	-	-	-	1,432	5,371	421	-
2.30%	-	-	-	-	2,784	49,757	7,644	-
2.35%	-	110	-	-	-	3,220	-	-
2.40%	-	904	-	-	10,283	124,316	12,054	-
2.45%	292	-	-	-	780	4,597	447	-
2.50%	-	1,680	-	-	939	25,584	3,412	-
2.55%	-	111	-	-	406	28,481	2,223	-
2.60%	-	-	-	-	-	361	-	-
2.65%	-	-	-	-	-	5,789	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	20,971	22	-
2.80%	-	-	-	-	-	2,026	-	-
2.85%	-	1,579	-	-	-	4,449	289	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$33,981	$104,719	$1,436	$13	$255,873	$4,260,349	$496,855	$93,069

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP	WRENG	WRHIP

0.40%	$-	-	31,629	6,737	14,417	912	3	768
0.60%	-	-	9,450	978	12,025	3,019	-	2,925
0.65%	-	-	-	-	-	17	-	685
0.75%	-	22	-	-	-	2,656	-	1,768
0.80%	1,484	1,000	-	-	-	875	-	-
0.85%	-	26	-	-	-	168	-	661
0.95%	-	-	-	-	-	158	-	-
1.05%	-	7	-	-	-	510	-	-
1.10%	-	565	-	-	-	4,506	-	765
1.15%	-	3,044	-	-	-	51,441	-	34,993
1.20%	-	-	-	-	-	-	-	11
1.25%	-	573	-	-	-	11,951	-	2,815
1.30%	166,914	132,059	-	-	-	281,710	-	203,113
1.35%	-	1,994	-	-	-	43,110	-	22,645
1.40%	67,387	35,398	-	-	-	13,664	-	13,308
1.45%	-	174	-	-	-	6,682	-	4,558
1.50%	-	8,474	-	-	-	480,146	-	208,669
1.55%	-	4,157	-	-	-	68,765	-	22,722
1.60%	-	2,709	-	-	-	276,154	-	189,316
1.65%	-	1,433	-	-	-	55,066	-	36,873
1.70%	-	24	-	-	-	3,202	-	492
1.75%	-	3,784	-	-	-	426,977	-	151,405
1.80%	-	1,949	-	-	-	79,862	-	60,144
1.85%	-	1,782	-	-	-	43,839	-	89,874
1.90%	-	-	-	-	-	964	-	13,459
1.95%	-	1,405	-	-	-	470,173	-	178,211
2.00%	-	112	-	-	-	50,350	-	5,520
2.05%	-	53	-	-	-	30,741	-	47,440
2.10%	-	89	-	-	-	38,189	-	13,757
2.15%	-	509	-	-	-	26,833	-	4,330
2.20%	-	10,514	-	-	-	143,031	-	62,588
2.25%	-	-	-	-	-	15,366	-	3,354
2.30%	-	1,727	-	-	-	37,958	-	19,580
2.35%	-	945	-	-	-	-	-	-
2.40%	-	25	-	-	-	101,415	-	57,340
2.45%	-	269	-	-	-	7,209	-	4,771
2.50%	-	-	-	-	-	11,056	-	4,996
2.55%	-	-	-	-	-	13,966	-	5,374
2.60%	-	-	-	-	-	-	-	484
2.65%	-	-	-	-	-	7,757	-	5,553
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	2,939	-	827
2.80%	-	-	-	-	-	-	-	467
2.85%	-	-	-	-	-	1,427	-	652
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$235,785	$214,822	$41,079	$7,715	$26,442	$2,814,764	$3	$1,477,213

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF

0.40%	$2,943	41	5,846	102,781	194,961	22,503	-	-
0.60%	2,734	53	353	3,916	350	185	-	-
0.65%	119	-	-	-	-	-	-	-
0.75%	438	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,071	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	512	-	-	-	-	-	-	-
1.15%	30,738	-	-	-	-	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	1,295	-	-	-	-	-	-	-
1.30%	310,104	-	-	-	-	-	-	3,614
1.35%	40,591	-	-	-	-	-	-	-
1.40%	7,003	-	-	-	-	-	623	33
1.45%	1,892	-	-	-	-	-	-	-
1.50%	260,383	-	-	-	-	-	-	-
1.55%	13,241	-	-	-	-	-	-	-
1.60%	114,226	-	-	-	-	-	-	-
1.65%	34,070	-	-	-	-	-	-	-
1.70%	1,673	-	-	-	-	-	-	-
1.75%	210,987	-	-	-	-	-	-	-
1.80%	44,625	-	-	-	-	-	-	-
1.85%	81,002	-	-	-	-	-	-	-
1.90%	2,820	-	-	-	-	-	-	-
1.95%	196,585	-	-	-	-	-	-	-
2.00%	8,090	-	-	-	-	-	-	-
2.05%	50,403	-	-	-	-	-	-	-
2.10%	10,163	-	-	-	-	-	-	-
2.15%	2,348	-	-	-	-	-	-	-
2.20%	35,972	-	-	-	-	-	-	-
2.25%	4,864	-	-	-	-	-	-	-
2.30%	42,704	-	-	-	-	-	-	-
2.35%	5,547	-	-	-	-	-	-	-
2.40%	29,504	-	-	-	-	-	-	-
2.45%	2,144	-	-	-	-	-	-	-
2.50%	7,855	-	-	-	-	-	-	-
2.55%	4,007	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	2,832	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,852	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,567,337	$94	$6,199	$106,697	$195,311	$22,688	$623	$3,647

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	WFVSCG	WFVOG2

0.40%	$1,576	-
0.60%	2,533	-
0.65%	178	-
0.75%	929	-
0.80%	478	-
0.85%	3,187	-
0.95%	1,797	-
1.05%	1,602	-
1.10%	13,441	-
1.15%	46,199	-
1.20%	-	-
1.25%	4,251	-
1.30%	281,436	-
1.35%	24,364	-
1.40%	15,521	292
1.45%	10,012	-
1.50%	243,520	-
1.55%	38,110	-
1.60%	88,443	-
1.65%	146,224	-
1.70%	614	-
1.75%	219,552	53
1.80%	36,640	-
1.85%	56,823	-
1.90%	1,187	-
1.95%	177,661	-
2.00%	11,234	-
2.05%	52,468	-
2.10%	21,900	-
2.15%	1,021	-
2.20%	25,792	-
2.25%	3,041	-
2.30%	24,756	-
2.35%	4,872	-
2.40%	23,929	-
2.45%	1,162	-
2.50%	8,725	-
2.55%	4,740	-
2.60%	-	-
2.65%	1,029	-
2.70%	20	-
2.75%	487	-
2.80%	-	-
2.85%	1,121	-
2.90%	-	-
2.95%	-	-
3.00%	-	-
3.05%	-	-
3.10%	-	-
3.40%	-	-

Totals	$1,602,575	$345

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $439,788,550 and $677,111,985, respectively, and total transfers from the Separate Account to the fixed account were $173,214,080 and $152,936,681, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $26,415 and $2,980,162 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $9,904,390 and $4,997,406 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

For Purchase Payment Credits, the Company contributed $6,407,859 and $6,160,192 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$48,894,622,365	$–	$–	$48,894,622,365

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)	$7,959,558	$5,853,696
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)	9,254,336	13,648,832
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)	9,005,015	29,451,715
Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)	8,250,151	24,922,032
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)	7,683,219	4,428,151
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)	3,816,897	2,034,111
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)	14,512,213	19,239,627
Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	315,398	149,249
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)	1,658,154	2,007,477
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)	1,164,343	2,236,848
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	2,867,044	1,645,680
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)	2,735,115	4,085,604
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	70,517	8,116
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)	1,238,417	4,897,752
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)	735,113	1,175,613
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)	502,522	6,054,098
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)	502,997	1,072,999
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)	60,291	29,363
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)	62,233	119,762
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	1,084,647	981,691
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	785,208	68,842
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	3,492	3,521
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	436,566	3,134,938
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	370,653	409,363

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	$12,921,973	$14,563,485
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,295	3,630
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	50,000	-
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)	564,097	78,952
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)	1,563,858	4,066,396
AC VP Inc - AC VP CAF: Class I (ACVCA)	180	4,924
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)	2,308,065	1,873,356
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)	501,836	521,790
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)	33,819,775	39,008,419
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)	1,285	1,615
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)	1,526,903	2,336,629
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)	16,881,190	19,769,605
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	145,242	14
AFIS(R) - Growth Fund: Class 1 (AFGF)	1,155,794	1,633,744
AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)	207,875	518,347
AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)	45,272,460	79,061,965
AFIS(R) - Intnl Fund: Class 4 (AMVI4)	371,606	264
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	220,846	317
AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)	13,591	44,020
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)	128,215	1,439
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)	50,724,282	56,402,338
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)	70,382,304	12,939,345
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)	29,889,333	33,276,493
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)	21,285,093	37,127,176
Schwab Gov MM Portfolio(TM) (CHSMM)	5,157,037	5,003,443
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	1,804,357	394,062
DE VIPT - DE VIP Value Series: SC (DWVVLS)	1,215,040	194,128
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)	10,384,087	8,373,486
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)	35,002,391	13,132,297
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)	25,546	622,734
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)	580,949	38,556
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)	292,957	1,170,057
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)	834,616	3,000,357
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	19,888,671	39,177,769
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)	361,554	740,901
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)	4,794,698	8,850,170
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	5,140,563	13,677,739
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)	140,157,011	8,015,641
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)	9,662,914	15,289,380
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)	28,641,496	32,061,529
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)	743,959	803,370
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)	20,981,527	25,603,782
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)	2,910,325	2,600,473
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)	21,942,669	59,021,448
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)	1,676,941	2,225,769
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)	6,118,673	9,590,082
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)	103,980,121	19,648,458
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)	57,100,221	44,653,191
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)	87,018,197	57,674,762
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)	1,141,293	2,332,465
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)	120,654,080	19,903,682
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)	2,195,080	2,119,276
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)	26,425,950	40,320,943
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)	1,043,605	6,193,946
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)	11,710,456	11,986,586
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)	307,108	598,317
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)	3,751,586	676,316
FID VIPs - EM Portfolio: SC 2 (FEMS2)	2,980,633	11,218
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)	21,622,843	38,872,538
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)	3,884,893	5,408,656

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)	$16,117,244	$17,157,896
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	217,471	29,122
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)	539,391	4,603,185
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)	1,920,791	5,668,752
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)	4,981,087	15,875,864
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)	8,573,925	16,292,909
FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)	705,675	45,684
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)	521,366	2,868,256
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	1,682,584	1,879,945
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	1,345,064	67,909
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	13,992,770	3,532,252
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	21,995,138	26,313,502
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)	50,142,200	44,133,706
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	3,137,544	8,262,731
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)	9,730,242	5,115,331
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)	14,398,292	1,310,518
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)	34,327	40
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	45,910	59
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)	561,963	1,061,796
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)	19,947,037	13,234,098
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)	31,615	39,480
MFS(R) VIT - MFS Value Series: SC (MVFSC)	41,139,821	52,491,638
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)	19,746,627	27,117,560
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)	3,579,060	3,920,482
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)	944,372	677,996
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)	778,347	1,596,838
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)	87,262	329,785
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)	82,759	154,582
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)	224,846	48,837
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)	771	7,165
MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)	60	552
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)	28,636	44,371
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	3,790,199	431,774
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	175,419	495
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)	114,247,330	19,484,380
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)	400,194,716	5,419,178
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)	3,480,930	6,331,684
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)	18,901,197	27,163,012
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)	469,815,001	431,505,154
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)	414,061,797	80,339,069
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)	35,567,847	30,695,741
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)	85,857,958	88,251,445
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)	377,964,310	267,435,914
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)	12,872,046	16,048,778
NW VIT - NVIT EM Fund: Class I (GEM)	1,047,112	2,302,106
NW VIT - NVIT EM Fund: Class II (GEM2)	8,201,051	16,356,760
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)	1,417,962	2,189,714
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)	6,548,787	10,563,865
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	8,344,126	8,837,247
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	14,158,466	11,245,609
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)	691,562	472,509
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)	13,215,524	22,286,634
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	9,658,259	12,054,694
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	166,990,143	226,845,667
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)	176,470,092	310,687,725
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	65,173,069	121,277,505
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	174,721,918	302,131,460
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	28,263,989	51,550,774
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	53,434,380	85,070,793
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)	532,652	931,085

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)	$18,391,550	$23,627,688
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)	8,442,124	8,135,140
NW VIT - NVIT NW Fund: Class I (TRF)	1,991,387	16,321,990
NW VIT - NVIT NW Fund: Class II (TRF2)	1,924,197	20,201,204
NW VIT - NVIT Gov Bond Fund: Class I (GBF)	26,236,814	29,023,162
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)	1,498,779	104,494
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)	18,440,080	4,329,109
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	25,920,095	33,543,002
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	112,264,248	122,168,668
NW VIT - NVIT ID CAF: Class II (NVDCA2)	118,360,234	154,081,025
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	64,509,888	110,282,594
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	223,753,816	298,517,147
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	85,240,762	123,724,750
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	63,233,688	88,416,186
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)	47,750,277	23,078,167
NW VIT - NVIT Gov MM Fund: Class I (SAM)	254,585,572	207,202,742
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)	2,299,787	2,733,078
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)	18,593,035	18,174,533
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)	212,807	670,802
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)	8,489,903	8,984,082
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	2,064,931	1,602,853
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	46,500,131	43,701,363
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	707,508	1,153,350
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	15,506,752	20,222,027
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	32,240,568	22,661,349
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	26,215,698	31,206,750
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	374,757	210,001
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	48,142,896	34,615,613
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	1,650,409	1,532,168
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	16,192,492	11,553,957
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	5,375,479	4,363,276
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	10,560,230	6,618,569
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)	16,084,803	8,835,121
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	12,613,581	7,252,200
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)	34,074,006	32,400,222
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)	41,541,607	18,974,248
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)	38,514,239	48,552,893
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)	38,885,557	64,254,233
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	18,309,119	23,099,933
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)	3,080,584	371,521
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)	75,018,858	12,253,320
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)	1,085,964	6,772,804
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)	2,176,330	12,623,125
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)	7,397,621	503,978
NW VIT - NVIT DFA CAF: Class II (NVLCA2)	7,936,487	1,694,332
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	132,057,505	47,971,982
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	47,110,116	34,673,837
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)	133,947,894	34,193,088
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)	46,532,671	22,905,522
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)	30,284,210	8,784,396
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)	118,681,648	43,351,105
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)	68,473,940	7,938,644
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)	6,904,577	16,895,105
NB AMT - Guardian Portfolio: I Class Shares (AMGP) (Obsolete & Unaudited)	1	-
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)	18,384	135,663
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	3,097	4,025
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	398,617	797,933
NB AMT - Large Cap Value Portfolio: Class I (AMTP)	1,742	1,157
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)	1,118,791	3,777,788
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)	17,297,465	13,762,556

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)	$1,292,039	$3,972,573
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)	735,080	2,543,427
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)	11,820,107	18,082,076
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	17,133,599	14,724,969
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)	670,484	224,070
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)	1,588,516	1,928,956
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)	23,593,469	32,793,252
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)	1,726,182	1,791,882
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)	24,247,325	17,846,692
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)	1,943,571	1,529,199
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)	201,489	391,965
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)	529,019	1,508,143
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)	17,030	5
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)	3,485,811	6,430,276
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)	4,441,671	3,799,290
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)	33,998,406	43,810,645
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)	50,063,116	22,401,475
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)	76,710	33,498
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)	3,310,681	3,633,110
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)	131,589	19,272
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)	55,041	418
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)	31,212,978	6,146,639
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)	498,775	4,665
PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)	93,082	17,618
GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)	564,136	202,166
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)	3,294,852	1,119,964
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)	23	12,959
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	455,843	1,545
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	1,163,221	533,348
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	2,259,792	1,671,261
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)	3,960,672	440,581
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)	6,960	133,509
GGH Variable Fund - Long Short Equity Fund (RSRF)	6,430	23
GGH Variable Fund - Multi-Hedge Strategies (RVARS)	1,098,180	1,943,174
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)	28,926,848	28,920,262
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)	7,138,079	5,704,685
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)	766,187	894,967
VanEck VIPT - EM Fund: Initial Class (VWEM)	892,848	4,144,593
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)	22,067	2,811,778
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)	488,838	2,408,997
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)	69,560	409,472
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)	724,459	614,400
Ivy VIP - Asset Strategy: Class II (WRASP)	9,881,436	25,661,720
Ivy VIP - Energy: Class II (WRENG)	3,575	3
Ivy VIP - High Income: Class II (WRHIP)	10,631,857	16,867,712
Ivy VIP - Mid Cap Growth: Class II (WRMCG)	39,542,201	26,909,120
Ivy VIP - PF Aggressive: Class II (WRPAP)	14,343	341
Ivy VIP - PF Conservative: Class II (WRPCP)	300,480	747,722
Ivy VIP - PF Moderate: Class II (WRPMP)	1,965,970	4,332,689
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)	4,675,409	6,257,787
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)	369,951	1,822,310
WF VT - VT Discovery Fund: Class 2 (SVDF)	5,471	3,340
WF VT - VT Opportunity Fund: Class 2 (SVOF)	33,407	36,730
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)	43,679,977	33,385,016
WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)	2,480	349

	$6,613,208,913	$5,639,842,690

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
2018	0.40%	to	2.85%	2,557,928	$11.74	to	$10.46	$28,395,977	0.34%	-16.02%	to	-18.10%
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
2015	0.80%	to	1.40%	4,605,478	41.30	to	46.86	219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
2017	0.40%	to	2.55%	4,741,553	21.54	to	27.57	147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%
2015	0.80%	to	1.40%	1,207,976	24.43	to	21.84	26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)
2018	0.75%	to	2.50%	856,633	16.06	to	14.26	13,087,812	0.00%	-6.58%	to	-8.24%
2017	0.75%	to	2.55%	1,025,694	17.19	to	15.50	16,890,211	0.00%	21.23%	to	19.04%
2016	0.75%	to	2.55%	1,167,613	14.18	to	13.02	15,980,455	0.00%	-0.18%	to	-1.99%
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)
2018	0.40%	to	2.55%	898,461	19.32	to	16.17	15,775,103	0.63%	-7.55%	to	-9.56%
2017	0.40%	to	2.55%	1,110,094	20.90	to	17.88	21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2018	0.95%	to	1.05%	14,528	22.48	to	22.14	323,749	0.00%	-8.67%	to	-8.76%
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
2015	0.95%	to	1.05%	17,677	19.33	to	19.09	339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)
2018			0.40%	24,863			14.36	357,099	1.65%			-6.79%
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
2015			0.40%	40,380			12.86	519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2018	0.60%			4,197	11.67			48,975	1.88%	-7.63%
2017	0.60%			4,267	12.63			53,903	1.89%	13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2018	0.40%			2,662	6.94			18,486	1.73%			-19.28%
2017	0.40%			2,975	8.60			25,596	2.70%			-1.23%
2016	0.40%			1,359	8.71			11,839	2.99%			40.23%
2015	0.40%			330	6.21			2,050	0.94%			-37.88%	****
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
2018	0.60%			5,727	8.73			50,003	0.00%			-12.69%	****
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
2017	0.80%	to	1.40%	753,983	35.31	to	36.03	29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2018	0.60%			16,712	8.72			145,761	0.00%			-12.77%	****
AFIS(R) - Growth Fund: Class 1 (AFGF)
2018	1.30%			54,721	169.22			9,259,805	0.66%	-1.32%
2017	1.30%			62,814	171.48			10,771,585	0.67%	26.96%
2016	1.30%			82,124	135.07			11,092,388	0.99%	8.34%
2015	1.30%			92,503	124.67			11,532,578	0.80%	5.73%
2014	1.30%			106,861	117.92			12,601,077	1.44%	7.37%
AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)
2018	1.30%			6,474	62.35			403,644	5.17%	-3.43%
2017	1.30%			11,741	64.56			757,997	6.21%	5.86%
2016	1.30%			13,960	60.99			851,416	6.41%	16.30%
2015	1.30%			13,269	52.44			695,779	5.38%	-8.15%
2014	1.30%			21,295	57.09			1,215,827	4.36%	-0.51%
AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
AFIS(R) - Intnl Fund: Class 4 (AMVI4)
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)
2018	1.30%			17,972	35.94			645,953	2.01%	-0.41%
2017	1.30%			18,957	36.09			684,134	1.53%	0.51%
2016	1.30%			19,599	35.91			703,758	1.59%	0.12%
2015	1.30%			21,051	35.86			754,989	1.59%	0.61%
2014	1.30%			25,113	35.65			895,197	1.33%	3.87%
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%	****
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
Schwab Gov MM Portfolio(TM) (CHSMM)
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****
DE VIPT - DE VIP Value Series: SC (DWVVLS)
2018	0.40%	to	0.60%	145,302	16.28	to	16.10	2,361,387	1.25%	-3.39%	to	-3.58%
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%	****
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)
2017	0.95%	to	2.25%	40,251	14.05	to	13.73	618,423	1.34%	9.62%	to	8.19%
2016	0.95%	to	2.25%	43,051	12.82	to	12.69	605,853	1.53%	-5.39%	to	-6.62%
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%
2017	0.95%	to	2.30%	1,339,808	15.33	to	12.54	19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
2015	0.40%	to	2.85%	5,226,773	12.84	to	11.52	68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%
2017	0.80%	to	1.40%	568,630	17.68	to	16.47	9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
2015	0.40%	to	2.95%	23,352,303	13.34	to	11.17	321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%
2017	0.40%	to	2.85%	6,276,254	20.97	to	37.21	285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
FID VIPs - EM Portfolio: SC 2 (FEMS2)
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
2017	0.75%	to	2.50%	1,553,378	9.94	to	20.96	37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
2015	0.40%	to	2.85%	13,724,392	9.49	to	9.20	126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%	****
2017	0.95%	to	2.20%	366,508	27.75	to	25.05	10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
2015	0.40%	to	2.50%	1,919,575	9.85	to	9.71	18,752,458	1.71%	-1.54%	to	-2.94%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
MFS(R) VIT - MFS Value Series: SC (MVFSC)
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
2017	0.40%	to	2.90%	12,465,206	20.75	to	26.55	422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
2015	0.40%	to	2.05%	37,621	9.16	to	20.16	601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)
2018	1.15%	to	1.35%	5,933	22.39	to	21.70	129,994	0.42%	-14.31%	to	-14.48%
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
2018	0.60%			16,971	10.18			172,727	2.90%			1.78%	****
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
2017	0.80%	to	1.40%	1,625,882	28.69	to	27.22	44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
NW VIT - NVIT EM Fund: Class I (GEM)
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
2015	0.40%	to	1.40%	494,600	7.82	to	17.35	8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT EM Fund: Class II (GEM2)
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
2017	0.75%	to	2.80%	1,953,769	12.03	to	28.96	67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
2017	0.40%	to	2.85%	55,841,512	14.87	to	10.90	696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
2015	0.40%	to	2.85%	61,515,066	13.47	to	10.38	708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
NW VIT - NVIT NW Fund: Class I (TRF)
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
NW VIT - NVIT NW Fund: Class II (TRF2)
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
2017	0.40%	to	2.90%	12,420,978	12.60	to	10.18	202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014	0.40%			5,529	10.39			57,426	3.50%	-6.50%
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
2017	0.40%	to	2.75%	6,064,937	25.02	to	33.36	241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
NW VIT - NVIT Gov MM Fund: Class I (SAM)
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
2015	0.80%	to	1.40%	2,745,069	9.62	to	9.52	26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
2018	0.80%	to	1.40%	245,331	8.92	to	8.67	2,133,871	4.09%	-17.83%	to	-18.33%
2017	0.80%	to	1.40%	297,403	10.85	to	10.61	3,164,246	2.68%	21.94%	to	21.21%
2016	0.80%	to	1.40%	343,303	8.90	to	8.76	3,011,220	3.00%	4.39%	to	3.76%
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
2018	0.40%	to	2.85%	3,238,080	8.98	to	11.78	46,546,043	4.15%	-17.67%	to	-19.71%
2017	0.40%	to	2.85%	3,357,520	10.91	to	14.67	59,286,156	2.40%	22.05%	to	19.05%
2016	0.40%	to	2.85%	3,854,051	8.94	to	12.32	56,323,559	2.61%	4.56%	to	2.00%
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2018	0.80%	to	1.40%	171,784	18.59	to	17.63	3,047,188	1.42%	-12.30%	to	-12.83%
2017	0.80%	to	1.40%	211,341	21.19	to	20.23	4,296,820	1.45%	13.62%	to	12.94%
2016	0.80%	to	1.40%	222,753	18.65	to	17.91	4,009,163	1.85%	15.42%	to	14.73%
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2018	0.40%	to	2.85%	4,631,844	17.25	to	12.45	66,448,526	1.20%	-12.15%	to	-14.32%
2017	0.40%	to	2.85%	5,374,554	19.63	to	14.53	88,652,631	1.17%	13.90%	to	11.11%
2016	0.40%	to	2.85%	6,504,812	17.24	to	13.08	95,485,885	1.79%	15.58%	to	12.75%
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	9,267,604	20.23	to	19.08	178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014	0.40%			1,719	13.85			23,808	1.99%	16.68%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
2015	0.40%	to	2.80%	1,375,061	14.43	to	17.12	29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%
2017	0.40%	to	2.85%	1,205,338	21.83	to	29.01	46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
2015	0.80%	to	1.40%	3,980,586	14.02	to	13.38	53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
2018	0.40%	to	2.50%	1,200,259	12.55	to	11.13	13,865,261	1.85%	-8.19%	to	-10.14%
2017	0.40%	to	2.50%	696,475	13.67	to	12.38	8,938,477	1.42%	13.38%	to	10.99%
2016	0.40%	to	2.45%	612,499	12.06	to	11.18	7,018,150	1.38%	8.33%	to	6.11%
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
2018	0.40%	to	2.55%	1,144,692	13.17	to	11.64	14,081,019	1.96%	-10.55%	to	-12.49%
2017	0.40%	to	2.55%	740,582	14.72	to	13.30	10,290,649	2.44%	17.41%	to	14.89%
2016	1.15%	to	2.40%	320,782	12.20	to	11.64	3,833,860	1.84%	10.11%	to	8.72%
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
2017	1.15%	to	2.25%	15,424	17.01	to	14.76	248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)
2018	0.80%	to	1.40%	792,366	16.77	to	15.92	16,259,089	3.36%	-1.82%	to	-2.42%
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
2017	0.75%	to	2.80%	3,336,860	13.99	to	30.94	128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
2015	0.40%	to	0.60%	54,413	10.99	to	10.94	597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)
2018			0.40%	1,696			10.05	17,043	0.43%			0.49%	****
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
2017	0.40%	to	2.75%	1,504,589	13.10	to	10.65	17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
2015	0.40%	to	0.60%	11,828	5.37	to	5.34	63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016	0.40%			10,635			11.46	121,889	1.40%			6.06%
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%
2017	0.40%			34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
2017	1.15%	to	2.85%	837,816	12.67	to	11.49	10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)
2017			0.40%	1,343			9.62	12,919	0.69%			-2.71%
2016			0.40%	770			9.89	7,614	2.04%			0.34%
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
GGH Variable Fund - Long Short Equity Fund (RSRF)
2018	0.40%			565			9.26	5,233	0.00%			-7.38%	****
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIPT - EM Fund: Initial Class (VWEM)
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
2015	0.80%	to	1.40%	809,875	24.23	to	21.59	17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
2017	0.75%	to	2.45%	822,612	7.91	to	7.17	17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
Ivy VIP - Asset Strategy: Class II (WRASP)
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
Ivy VIP - Energy: Class II (WRENG)
2018	0.40%			372	6.30			2,343	0.00%			-37.01%	****
Ivy VIP - High Income: Class II (WRHIP)
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
Ivy VIP - PF Aggressive: Class II (WRPAP)
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
2017	0.60%			584	15.12			8,833	0.50%	19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	4.18%
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - PF Conservative: Class II (WRPCP)
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
Ivy VIP - PF Moderate: Class II (WRPMP)
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%
2017	0.40%	to	0.60%	1,572,218	17.71	to	17.42	27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
Huntington VA Intnl Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	1.05%	to	2.10%	77,968	20.58	to	19.56	1,664,605	1.84%	13.81%	to	12.61%
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
WF VT - VT Small Cap Value Fund: Class 2 (obsolete) (WFVSMV)
2014	1.10%			631	11.53			7,278	0.35%	3.31%
WF VT - VT Total Return Bond Fund: Class 2 (obsolete) (WFVTRB)
2015	1.15%	to	1.25%	21,348	14.46	to	14.30	305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
Putnam VT - Putnam VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
FKL TMPLT VIPT - FKL High Income VIP Fund: Class 2 (obsolete) (FTVHI2)
2016	0.40%	to	0.60%	19,397	10.74	to	10.66	207,191	6.75%	16.48%	to	16.25%
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
MFS(R) VIT - MFS Investors Growth Stock Series: SC (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
FID VIPs Fund - VIP High Income Portfolio: Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Overseas Portfolio: Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
FID VIPs Fund - VIP Overseas Portfolio: SC 2R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
NW VIT - NVIT Growth Fund: Class I (obsolete) (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
NW VIT - NVIT Growth Fund: Class II (obsolete) (CAF2)
2015	0.40%	to	2.75%	4,058,798	15.34	to	13.72	58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
NB AMT - Small Cap Growth Portfolio: S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	13.29	to	17.89	3,694,111	0.00%	2.64%	to	0.88%

2018	Reserves for annuity contracts in payout phase:								$11,069,590
2018	Contract Owners’ Equity:								$48,895,196,042
2017	Reserves for annuity contracts in payout phase:								$10,580,370
2017	Contract Owners’ Equity:								$54,201,450,452
2016	Reserves for annuity contracts in payout phase:								$9,930,422
2016	Contract Owners’ Equity:								$48,380,816,200
2015	Reserves for annuity contracts in payout phase:								$9,994,873
2015	Contract Owners’ Equity:								$45,303,722,763
2014	Reserves for annuity contracts in payout phase:								$9,682,634
2014	Contract Owners’ Equity:								$45,160,288,424
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2018	2017	2016
Revenues
Policy charges	$2,749	$2,545	$2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8

Total revenues	$5,800	$5,613	$5,039

Benefits and expenses
Interest credited to policyholder account values	$978	$1,844	$1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998

Total benefits and expenses	$4,352	$4,712	$4,135

Income before federal income taxes and noncontrolling interests	$1,448	$901	$904
Federal income tax expense (benefit)	211	(408)	126

Net income	$1,237	$1,309	$778
Loss attributable to noncontrolling interests, net of tax	168	96	91

Net income attributable to Nationwide Life Insurance Company	$1,405	$1,405	$869

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$1,237	$1,309	$778

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550	$237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22

Total other comprehensive (loss) income, net of tax	$(1,504)	$450	$259

Total comprehensive (loss) income	$(267)	$1,759	$1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91

Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$(99)	$1,855	$1,128

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2018	2017
Assets
Investments:
Fixed maturity securities, available-for-sale	$53,337	$50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493

Total investments	$70,514	$65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607

Total assets	$179,078	$181,189

Liabilities and equity
Liabilities
Future policy benefits and claims	$66,074	$59,885
Short-term debt	407	—
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607

Total liabilities	$167,188	$169,718

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308

Total shareholder’s equity	$11,069	$10,733
Noncontrolling interests	821	738

Total equity	$11,890	$11,471

Total liabilities and equity	$179,078	$181,189

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394
Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

Cumulative effect of adoption of accounting principle[2]	—	—	7	(7)	—	—	—

Adjusted Balance as of January 1, 2018	$4	$1,718	$7,710	$1,301	$10,733	$738	$11,471
Comprehensive income (loss):
Net income (loss)	—	—	1,405	—	1,405	(168)	1,237
Other comprehensive loss	—	—	—	(1,504)	(1,504)	—	(1,504)

Total comprehensive income (loss)	$—	$—	$1,405	$(1,504)	$(99)	$(168)	$(267)
Capital contribution from Nationwide Financial Services, Inc.	—	435	—	—	435	—	435
Change in noncontrolling interest	—	—	—	—	—	251	251

Balance as of December 31, 2018	$4	$2,153	$9,115	$(203)	$11,069	$821	$11,890

[1]

Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

[2]

The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities
Net income	$1,237	$1,309	$778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)

Net cash provided by operating activities	$1,646	$970	$982

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,528	$4,471	$3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed	—	(186)	—
Other, net	(244)	(355)	(231)

Net cash used in investing activities	$(8,468)	$(6,096)	$(7,638)

Cash flows from financing activities
Net proceeds (repayments) from short-term debt	$407	$(300)	$(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772	—	—
Capital contribution from Nationwide Financial Services, Inc.	435	—	—
Other, net	(35)	21	19

Net cash provided by financing activities	$6,859	$5,129	$6,681

Net increase in cash and cash equivalents	$37	$3	$25
Cash and cash equivalents at beginning of year	95	92	67

Cash and cash equivalents at end of year	$132	$95	$92

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. The Company has announced it will transition away from utilizing the exclusive agent model by 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2018 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”), and Jefferson National Securities Corporation (“JNSC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NWSBL is an Ohio limited liability company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The Company completed its acquisition of JNF and its wholly-owned subsidiaries on March 1, 2017. Refer to Note 2 for detailed information related to the acquisition of JNF.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The liability for future policy benefits and claims is primarily comprised of policyholder account balances. The assumptions and methods used in calculating the portion of the liability that does not represent the policyholder account balances depend on the type of product.

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date less any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other similar balances.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2018 and 2017 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% and 4.8% for the years ended December 31, 2018 and 2017, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $137 million and $70 million as of December 31, 2018 and 2017, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2018 and 2017 was $2.5 billion and $2.0 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $53 million and $47 million of FHLB stock as of December 31, 2018 and 2017.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured through the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.3% growth per year as of December 31, 2018.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense at the time such assessment is made, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in operations based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2018 and 2017, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% as of December 31, 2018 and 2017), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. As of December 31, 2018 and 2017, cash collateral received was $195 million and $313 million, respectively. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2018 and 2017, the fair value of the securities received as collateral and recorded off-balance sheet is $84 million and $43 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2018 and 2017, the fair value of loaned securities was $273 million and $348 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of cash flows, discounted at the security’s effective interest rate. To the extent that the present value of cash flows, discounted at the security’s effective interest rate, generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations. It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property-type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities, collateralized consumer loans and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and equity securities and recognizes changes in fair value in net realized investment gains and losses. Collateralized consumer loans and stock issued by the FHLB are recorded at amortized cost.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $750 million and $787 million as of December 31, 2018 and 2017, respectively. The carrying value of alternative investments was $797 million and $582 million as of December 31, 2018 and 2017, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $2.0 billion and $1.7 billion in tax credit funds to unrelated third parties as of December 31, 2018 and 2017, respectively. These guaranteed after-tax benefits are provided through periods ending in 2037 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.2 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $821 million and $738 million as of December 31, 2018 and 2017, respectively, and are included within the consolidated balance sheets primarily as other investments of $757 million, other assets of $369 million and other liabilities of $335 million as of December 31, 2018, and other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the unrealized and realized gains or losses are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill and Other Intangibles

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million as of December 31, 2018 and 2017 and is included in other assets in the consolidated balance sheets. There were no impairments or additions to goodwill for the year ended December 31, 2018. There were no impairments to goodwill and total additions to goodwill were $69 million for the year ended December 31, 2017.

Indefinite-lived intangibles are evaluated for impairment annually in conjunction with the Goodwill impairment test and were immaterial as of December 31, 2018 and 2017. All other intangibles are amortized over the useful life of the intangible asset and are monitored for indicators of impairment. All other intangibles totaled $255 million and $267 million as of December 31, 2018 and 2017, respectively.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return.

Jefferson National Financial Corp Acquisition

On March 1, 2017, the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve.

The determination of fair value of assets acquired, liabilities assumed and purchase consideration reflects the Company’s estimates and assumptions.

The following table summarizes the fair value of consideration exchanged in the acquisition of JNF:

(in millions)
Total assets acquired	$5,522
Total liabilities assumed	(5,321)

Total consideration	$201

As a result of the JNF acquisition, the Company recognized goodwill of $69 million, representing the excess of fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets.

Subsequent Events

The Company evaluated subsequent events through February 27, 2019, the date the consolidated financial statements were issued.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

1

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2018	2017	2016
Balance at beginning of year	$5,676	$5,432	$5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)

Balance at end of year	$6,830	$5,676	$5,432

The Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. For the year ended December 31, 2018, the Company recognized a decrease in amortization for DAC of $17 million and a decrease in amortization for other related balances of $43 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2017, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

As disclosed in Note 2, ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, will simplify DAC amortization to be on a constant basis over the life of the contract, effective upon adoption.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$459	$28	$1	$486
Obligations of states and political subdivisions	4,026	290	23	4,293
Corporate securities	41,991	645	1,403	41,233
Residential mortgage-backed securities	2,797	65	39	2,823
Commercial mortgage-backed securities	1,731	9	19	1,721
Asset-backed securities	2,794	34	47	2,781

Total available-for-sale securities	$53,798	$1,071	$1,532	$53,337

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states and political subdivisions	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities[1]	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

1

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,644	$1,688
Due after one year through five years	11,360	11,371
Due after five years through ten years	17,066	16,641
Due after ten years	16,406	16,312

Subtotal	$46,476	$46,012
Residential mortgage-backed securities	2,797	2,823
Commercial mortgage-backed securities	1,731	1,721
Asset-backed securities	2,794	2,781

Total fixed maturity securities	$53,798	$53,337

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
	2018	2017
Net unrealized (losses) gains on available-for-sale securities, before adjustments and taxes[1]	$(461)	$2,365
Adjustment to DAC and other expenses	161	(478)
Adjustment to future policy benefits and claims	(10)	(103)
Adjustment to policyholder dividend obligation	(21)	(88)
Deferred federal income tax benefit (expense)	71	(593)
Cumulative effect of adoption of accounting principle[2]	—	232

Net unrealized (losses) gains on available-for-sale securities	$(260)	$1,335

1	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2018	2017
Balance at beginning of year	$1,335	$553
Cumulative effect of adoption of accounting principle[1]	(7)	—

Adjusted balance at beginning of year	$1,328	$553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)

Unrealized (losses) gains on available-for-sale securities	$(1,588)	$574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)	—	24

Change in net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550
Cumulative effect of adoption of accounting principle[2]	—	232

Balance at end of year	$(260)	$1,335

1

The Company recognized a cumulative-effect adjustment on January 1, 2018 related to the adoption of ASU 2016-01, resulting in a reclassification of accumulated other comprehensive income into retained earnings. See Note 3 for more information.

2

Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$55	$—	$31	$1	$1
Obligations of states and political subdivisions	843	16	166	7	23
Corporate securities	20,640	847	6,452	556	1,403
Residential mortgage-backed securities	652	8	673	31	39
Commercial mortgage-backed securities	614	8	403	11	19
Asset-backed securities	2,135	27	222	20	47

Total[2]	$24,939	$906	$7,947	$626	$1,532

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$53	$1	$—	$—	$1
Obligations of states and political subdivisions	77	—	111	2	2
Corporate securities	3,363	37	4,058	183	220
Residential mortgage-backed securities	370	3	433	20	23
Commercial mortgage-backed securities	307	2	127	4	6
Asset-backed securities	254	1	82	23	24

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities[3]	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

1

As of December 31, 2018 and 2017, there were $145 million and $67 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.

2	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
3

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31, 2018			December 31, 2017
(in millions)	Commercial	Residential	Total[1]	Commercial	Residential	Total[1]
Amortized cost:
Loans with non-specific reserves	$12,417	$1	$12,418	$10,963	$—	$10,963

Total amortized cost	$12,417	$1	$12,418	$10,963	$—	$10,963

Valuation allowance:
Non-specific reserves	$39	$—	$39	$34	$—	$34

Total valuation allowance[2]	$39	$—	$39	$34	$—	$34

Mortgage loans, net of allowance	$12,378	$1	$12,379	$10,929	$—	$10,929

1	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
2	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$4,550	$116	$4,666	$4,644	$22	$4,666
Industrial	1,881	10	1,891	1,887	4	1,891
Office	2,193	—	2,193	2,184	9	2,193
Retail	3,298	6	3,304	3,302	2	3,304
Other	363	—	363	363	—	363

Total	$12,285	$132	$12,417	$12,380	$37	$12,417

Weighted average DSC ratio	2.06	1.48	2.06	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	82%	58%

December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $22 million and $10 million were on deposit with various regulatory agencies, as required by law, as of December 31, 2018 and 2017, respectively. Available-for-sale securities with a carrying value of $365 million and $88 million were pledged as collateral to secure funding agreements as of December 31, 2018 and 2017, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Fixed maturity securities, available-for-sale	$2,116	$1,982	$1,781
Mortgage loans	503	450	407
Alternative investments	42	23	8
Policy loans	59	41	52
Other	50	27	21

Gross investment income	$2,770	$2,523	$2,269
Tax credit fund losses[1]	(27)	(44)	(68)
Investment expenses	(68)	(65)	(62)

Net investment income	$2,675	$2,414	$2,139

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Realized gains on sales[1]	$12	$53	$50
Realized losses on sales[1]	(10)	(16)	(90)
Net realized derivative losses	(309)	(9)	(42)
Valuation losses and other[2]	(30)	(5)	(3)
OTTI losses[3,4]	(3)	(11)	(26)

Net realized investment (losses) gains	$(340)	$12	$(111)

1

Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.

2

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

3

OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.

4	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.

The following table summarizes the reconciliation of the beginning and ending cumulative credit losses for fixed maturity securities as of dates indicated:

	December 31,
(in millions)	2018	2017	2016
Cumulative credit losses at beginning of year[1]	$(170)	$(195)	$(224)
New credit losses	—	(3)	(22)
Incremental credit losses	(2)	(2)	—
Losses related to securities included in the beginning balance sold or paid down during the period	17	30	51

Cumulative credit losses at end of year[1]	$(155)	$(170)	$(195)

1

Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

1	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
2

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

1

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

1	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
2	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

2	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
2	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

2	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269
Adjustments	—	—	—

Balance as of December 31, 2018[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

(10) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of policyholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies.

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153

Cumulative closed block earnings from inception through December 31, 2018, 2017 and 2016 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $14 million, $22 million and $26 million as of December 31, 2018, 2017 and 2016, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $362 million and no amount outstanding under this agreement as of December 31, 2018 and 2017, respectively.

In March 2018, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 22, 2019, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $5.8 billion and $6.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2018 and 2017, respectively.

In April 2015, NMIC and the Company entered into a $750 million credit facility with a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

In December 2018, the Company entered into an agreement with NFS to borrow $45 million at a borrowing rate of 3.55% due in March 2019.

The amount of interest paid on short-term debt was immaterial for the years ended December 31, 2018, 2017 and 2016.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2018, this permitted practice increased NLAIC’s valuation of this subsidiary by $67 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2018, this prescribed practice decreased NLIC’s valuation of this subsidiary by $183 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A

Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2018, 2017 and 2016 NLIC did not make a dividend payment to NFS. As of January 1, 2019, NLIC has the ability to pay dividends to NFS totaling $711 million without obtaining prior approval.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller and the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

1

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes the revenues and expenses associated with small business group life insurance and spread income on FHLB funding agreements. Additionally, certain non-operating changes in variable annuity liabilities and realized gains and losses, related amortization and other revenues and expenses not allocated to other segments are included within this segment.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2018
Revenues:
Policy charges	$2,623	126	—	$2,749
Premiums	658	—	37	695
Net investment income	1,655	835	185	2,675
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)	(11)
Other revenues (expenses)[2]	2	—	10	12

Total revenues	$4,938	$961	$221	$6,120
Benefits and expenses:
Interest credited to policyholder account values[3]	$847	576	42	$1,465
Benefits and claims[4]	1,387	—	97	1,484
Amortization of DAC	473	(4)	(46)	423
Other expenses, net of deferrals	810	198	292	1,300

Total benefits and expenses	$3,517	$770	$385	$4,672

Income (loss) before federal income taxes and noncontrolling interests	$1,421	191	(164)	$1,448
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	48
Less: net loss attributable to noncontrolling interest	—	—	(168)

Pre-tax operating earnings (loss)	$1,421	$191	$(33)	$1,448

Assets as of year end	$131,820	$33,933	$13,325	$179,078

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	$117	$—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	$557	$36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	$195	$(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$459	$486	$486
Obligations of states and political subdivisions	4,026	4,293	4,293
Public utilities	5,990	5,844	5,844
All other corporate, mortgage-backed and asset-backed securities	43,323	42,714	42,714

Total fixed maturity securities	$53,798	$53,337	$53,337
Equity securities:
Common stocks:
Banks, trust and insurance companies	$12	$10	$10
Industrial, miscellaneous and all other	72	62	62
Nonredeemable preferred stocks	43	49	49

Total equity securities	$127	$121	$121
Trading assets	66		58
Mortgage loans, net of allowance	12,418		12,379	[1]
Policy loans	1,015		1,015
Other investments	1,712		1,712
Short-term investments	1,892		1,892

Total investments	$71,028		$70,514

1

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2018
Life, accident and health insurance in force	$303,578	$(64,852)	$2	$238,728
Premiums:
Life insurance[1]	$756	$(61)	$—	$695
Accident and health insurance	300	(383)	83	—

Total	$1,056	$(444)	$83	$695

2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2018
Valuation allowances - mortgage loans	$34	$9	$—	$(4)	$39

2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

53

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2018.
Statement of Operations for the year ended December 31, 2018.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2018 and 2017.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016.
Consolidated Balance Sheets as of December 31, 2018 and 2017.
Consolidated Statements of Equity as of December 31, 2018, 2017, 2016 and 2015.
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
a)	Form of Beneficiary Protector II Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 35 to the registration statement (File No. 333-103093) and hereby incorporated by reference.
b)	Form of Spousal Protection Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 35 to the registration statement (File No. 333-103093) and hereby incorporated by reference.
c)	Form of One-Month Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 35 to the registration statement (File No. 333-103093) and hereby incorporated by reference.
d)	Form of Combination Enhanced Death Benefit Option III – Filed previously on February 1, 2016 with Post-Effective Amendment No. 35 to the registration statement (File No. 333-103093) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
6)	Depositor's Certificate of Incorporation and By-Laws –

a)	Amended and Restated Articles of Incorporation for Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm

13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm

28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto

9)	Opinion of Counsel – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 5, 2019, was 1,687 and 3,620 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact